UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Item 1. Reports to Shareholders.

Annual Report
June 30, 2018
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones U.S. Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate.
The S&P Biotechnology Select Industry Index represents the biotechnology segment of the S&P Total Market Index.
The S&P High Yield Dividend Aristocrats Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500 Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years.
See accompanying notes to financial statements.
1

SPDR DOW JONES REIT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. The Fund’s benchmark is the Dow Jones U.S. Select REIT Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 4.03%, and the Index was 4.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Publicly traded Real Estate Investment Trust (“REIT”) securities in the U.S. had mixed results over the Reporting Period and trailed the S&P 500 Index during the Reporting Period overall. The Index posted positive returns for the first two fiscal quarters, but had negative performance during the first quarter of 2018. The Index rebounded, which helped push the returns back into positive territory for the Reporting Period. REITs, which have historically benefited from lower interest rates and higher equity prices, had neutral performance during the second half of 2017. Returns were positive for both the first and second quarters of the Reporting Period. Concerns over inflation and interest rate hikes caused the Index to fall over 7.4% during Q1 2018. The final quarter of the Reporting Period, however, saw U.S. REITs post positive performance presumably because the slower pace of interest rate hikes gave the sector some room to recover.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Prologis, Inc., Simon Property Group, Inc. and Public Storage. The top negative contributors to the Fund’s performance during the Reporting Period were Ventas, Inc., Welltower, Inc., and HCP, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones REIT ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index
ONE YEAR	4.03%	4.06%	4.23%	4.03%	4.06%	4.23%
FIVE YEARS	46.97%	46.98%	48.91%	8.01%	8.01%	8.29%
TEN YEARS	105.31%	105.23%	108.59%	7.46%	7.45%	7.63%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones REIT ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Simon Property Group, Inc. REIT	7.8%
Prologis, Inc. REIT	5.2
Public Storage REIT	5.0
AvalonBay Communities, Inc. REIT	3.5
Equity Residential REIT	3.5
Welltower, Inc. REIT	3.4
Digital Realty Trust, Inc. REIT	3.4
Ventas, Inc. REIT	3.0
Boston Properties, Inc. REIT	2.9
Essex Property Trust, Inc. REIT	2.3
TOTAL	40.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Residential REITS	20.4%
Retail REITS	19.6
Office REITS	16.3
Specialized REITS	12.4
Health Care REITS	9.9
Industrial REITS	9.1
Hotel & Resort REITS	9.0
Diversified REITS	2.9
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P BIOTECH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Biotechnology Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 23.69%, and the Index was 23.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending revenue contributed to the difference between the Fund’s performance and that of the Index.
Continued FDA approvals, merger and acquisition activity and strength in the small-cap biotech space were primary drivers of Fund performance during the Reporting Period.
Despite concerns of rising drug prices, Biotech stocks achieved solid performance during the fiscal year. The success of these stocks hinges on innovative drugs that come to market. During the fiscal year, new drugs and FDA approvals continued to roll in, helping increase the returns in this industry. Merger and acquisition activity has always been a driver of stock returns in this industry, and due in part to the recent tax law change, merger and acquisition activity was strong during the fiscal year. Lastly, general strength in small cap biotech companies was an important driver of positive returns.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Sarepta Therapeutics, Inc., Juno Therapeutics, Inc., and Kite Pharma, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Incyte Corporation, Clovis Oncology, Inc., and TESARO, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Biotech ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Biotech Select Industry Index	Net Asset Value	Market Value	S&P Biotech Select Industry Index
ONE YEAR	23.69%	23.61%	23.61%	23.69%	23.61%	23.61%
FIVE YEARS	180.83%	180.87%	175.95%	22.94%	22.94%	22.51%
TEN YEARS	413.40%	413.24%	408.93%	17.77%	17.77%	17.67%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Biotech ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR S&P Biotech ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Sarepta Therapeutics, Inc.	1.8%
Heron Therapeutics, Inc.	1.7
Puma Biotechnology, Inc.	1.6
Foundation Medicine, Inc.	1.5
Vertex Pharmaceuticals, Inc.	1.5
Regeneron Pharmaceuticals, Inc.	1.5
Exelixis, Inc.	1.4
Intercept Pharmaceuticals, Inc.	1.4
Spark Therapeutics, Inc.	1.4
Sage Therapeutics, Inc.	1.4
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Biotechnology	100.0%
Short Term Investments	12.0
Liabilities in Excess of Other Assets	(12.0)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. The Fund’s benchmark is the S&P High Yield Dividend Aristocrats Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 9.44%, and the Index was 9.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses plus some cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment characterized by sustained strong equity returns that began following Donald Trump’s election victory. The Federal Reserve (the “Fed”) had already begun to raise rates from their historic lows after the election, but equity markets continued to rise undeterred, even in the face of consistent quarter-point rate increases at each quarterly meeting of the Fed in 2017, with the exception of the September 2017 meeting. Increasing geopolitical threats in the form of North Korean missile testing and potential conflict on the Korean Peninsula were not enough to hinder further equity returns, and the U.S. corporate tax reform passed in December 2017 only pushed markets further, with returns accelerating into January 2018.
However, with inflation pressures beginning to appear, the market took pause in early 2018. As the market attempted to regain its footing, the Trump administration’s imposition of tariffs on imported steel and aluminum put a hard stop on the market’s attempts to advance further. Ongoing emphasis on the imposition and counter-imposition of import taxes and tariffs in the last quarter of the Reporting Period left markets rising slowly, but not without intermittent setbacks to their progress.
Dividend yield and large and midcap US equity exposures were primary drivers of Fund performance during the Reporting Period. With its focus on higher yielding dividend companies, the Fund tends to own securities which are in industries considered defensive. With the broader US equity market up very strong over the last twelve months (S&P 500 Index up over 14% and Russell 2000 Index up over 17%) these defensive traits meant that the SPDR S&P Dividend ETF lagged the broader market by a sizable amount. In addition, high dividend companies are generally characterized by significant overlap with value companies, and as a result, their comparative performance is often similar. In this Reporting Period, value companies underperformed their growth counterparts, and high dividend companies produced similar underperformance to the overall market.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Target Corporation, W.W. Grainger, Inc., and T. Rowe Price Group. The top negative contributors to the Fund’s performance during the Reporting Period were ABM Industries Incorporated, AT&T Inc., and Cardinal Health, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P Dividend ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index
ONE YEAR	9.44%	9.47%	9.90%	9.44%	9.47%	9.90%
FIVE YEARS	75.58%	75.71%	79.41%	11.92%	11.93%	12.40%
TEN YEARS	215.24%	215.21%	225.16%	12.17%	12.17%	12.51%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR S&P Dividend ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Tanger Factory Outlet Centers, Inc. REIT	2.2%
National Retail Properties, Inc. REIT	2.1
Realty Income Corp. REIT	2.1
AT&T, Inc.	1.9
Exxon Mobil Corp.	1.6
AbbVie, Inc.	1.5
Meredith Corp.	1.5
Chevron Corp.	1.5
Black Hills Corp.	1.5
Federal Realty Investment Trust REIT	1.4
TOTAL	17.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Consumer Staples	15.8%
Financials	14.7
Utilities	13.5
Industrials	12.8
Consumer Discretionary	10.7
Materials	9.0
Real Estate	9.0
Health Care	5.7
Energy	3.1
Telecommunication Services	2.7
Information Technology	2.7
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR DOW JONES REIT ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.6%
Acadia Realty Trust REIT	309,158	$ 8,461,654
Alexandria Real Estate Equities, Inc. REIT	390,875	49,316,699
American Assets Trust, Inc. REIT	157,392	6,026,540
American Campus Communities, Inc. REIT	517,934	22,209,010
American Homes 4 Rent Class A REIT	984,384	21,833,637
Apartment Investment & Management Co. Class A REIT	597,498	25,274,165
Apple Hospitality REIT, Inc.	820,444	14,669,539
Ashford Hospitality Trust, Inc. REIT	340,054	2,754,437
AvalonBay Communities, Inc. REIT	524,418	90,142,210
Boston Properties, Inc. REIT	585,740	73,463,511
Braemar Hotels & Resorts, Inc. REIT	123,176	1,406,670
Brandywine Realty Trust REIT	676,412	11,417,835
Brixmor Property Group, Inc. REIT	1,147,431	19,999,722
Camden Property Trust REIT	352,211	32,096,988
CBL & Associates Properties, Inc. REIT (a)	654,267	3,644,267
Cedar Realty Trust, Inc. REIT	297,888	1,406,031
Chatham Lodging Trust REIT	173,807	3,688,185
Chesapeake Lodging Trust REIT	228,817	7,239,770
Columbia Property Trust, Inc. REIT	449,429	10,206,533
Corporate Office Properties Trust REIT	387,047	11,220,492
Cousins Properties, Inc. REIT	1,592,294	15,429,329
CubeSmart REIT	690,659	22,253,033
DCT Industrial Trust, Inc. REIT	356,891	23,815,336
DDR Corp. REIT	580,689	10,394,333
DiamondRock Hospitality Co. REIT	759,988	9,332,653
Digital Realty Trust, Inc. REIT	781,474	87,196,869
Douglas Emmett, Inc. REIT	605,197	24,316,815
Duke Realty Corp. REIT	1,355,252	39,342,966
Easterly Government Properties, Inc. REIT	214,638	4,241,247
EastGroup Properties, Inc. REIT	132,379	12,650,137
Education Realty Trust, Inc. REIT	287,252	11,920,958
Equity Commonwealth REIT (b)	460,204	14,496,426
Equity LifeStyle Properties, Inc. REIT	336,905	30,961,569
Equity Residential REIT	1,397,240	88,990,216
Essex Property Trust, Inc. REIT	250,682	59,930,546
Extra Space Storage, Inc. REIT	478,659	47,774,955
Federal Realty Investment Trust REIT	277,966	35,176,597
First Industrial Realty Trust, Inc. REIT	474,943	15,834,600
Forest City Realty Trust, Inc. Class A REIT	1,012,417	23,093,232
Franklin Street Properties Corp. REIT	406,303	3,477,954
GGP, Inc. REIT	2,400,759	49,047,506
HCP, Inc. REIT	1,783,139	46,040,649
See accompanying notes to financial statements.
11

SPDR DOW JONES REIT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	474,374	$ 13,794,796
Hersha Hospitality Trust REIT	140,074	3,004,587
Highwoods Properties, Inc. REIT	391,883	19,880,225
Hospitality Properties Trust REIT	622,693	17,815,247
Host Hotels & Resorts, Inc. REIT	2,813,534	59,281,161
Hudson Pacific Properties, Inc. REIT	593,696	21,034,649
Independence Realty Trust, Inc. REIT	329,572	3,397,887
Invitation Homes, Inc. REIT	1,086,882	25,063,499
JBG SMITH Properties REIT	353,120	12,878,286
Kilroy Realty Corp. REIT	375,308	28,388,297
Kimco Realty Corp. REIT	1,613,393	27,411,547
Kite Realty Group Trust REIT	317,058	5,415,351
LaSalle Hotel Properties REIT	418,294	14,318,204
Liberty Property Trust REIT	561,167	24,876,533
Life Storage, Inc. REIT	176,226	17,148,552
LTC Properties, Inc. REIT	150,147	6,417,283
Macerich Co. REIT	411,389	23,379,237
Mack-Cali Realty Corp. REIT	341,508	6,925,782
Mid-America Apartment Communities, Inc. REIT	431,898	43,479,172
National Storage Affiliates Trust REIT	191,483	5,901,506
NorthStar Realty Europe Corp. REIT	197,732	2,865,137
Paramount Group, Inc. REIT	774,558	11,928,193
Park Hotels & Resorts, Inc. REIT	762,048	23,341,530
Pebblebrook Hotel Trust REIT (a)	261,644	10,151,787
Pennsylvania Real Estate Investment Trust (a)	266,617	2,930,121
Piedmont Office Realty Trust, Inc. Class A REIT	485,616	9,678,327
Prologis, Inc. REIT	2,023,240	132,906,636
PS Business Parks, Inc. REIT	75,572	9,711,002
Public Storage REIT	568,480	128,965,373
QTS Realty Trust, Inc. Class A REIT	193,286	7,634,797
Quality Care Properties, Inc. REIT (b)	356,926	7,677,478
Ramco-Gershenson Properties Trust REIT	303,284	4,006,382
Regency Centers Corp. REIT	559,507	34,734,195
Retail Opportunity Investments Corp. REIT (a)	427,061	8,182,489
Retail Properties of America, Inc. Class A REIT	831,676	10,628,819
Rexford Industrial Realty, Inc. REIT	307,157	9,641,658
RLJ Lodging Trust REIT	663,828	14,637,407
Ryman Hospitality Properties, Inc. REIT	194,344	16,159,704
Saul Centers, Inc. REIT	46,053	2,467,520
Senior Housing Properties Trust REIT	900,342	16,287,187
Seritage Growth Properties Class A REIT (a)	101,492	4,306,306
Simon Property Group, Inc. REIT	1,174,939	199,962,868
SL Green Realty Corp. REIT	335,671	33,745,006
Summit Hotel Properties, Inc. REIT	396,672	5,676,376
See accompanying notes to financial statements.
12

SPDR DOW JONES REIT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Sun Communities, Inc. REIT	304,040	$ 29,759,435
Sunstone Hotel Investors, Inc. REIT	854,900	14,208,438
Tanger Factory Outlet Centers, Inc. REIT (a)	357,630	8,400,729
Taubman Centers, Inc. REIT	231,062	13,577,203
Tier REIT, Inc.	181,562	4,317,544
UDR, Inc. REIT	1,015,859	38,135,347
Universal Health Realty Income Trust REIT	47,850	3,061,443
Urban Edge Properties REIT	401,491	9,182,099
Ventas, Inc. REIT	1,352,151	77,004,999
Vornado Realty Trust REIT	656,785	48,549,547
Washington Prime Group, Inc. REIT (a)	704,766	5,715,652
Washington Real Estate Investment Trust	298,003	9,038,431
Weingarten Realty Investors REIT	451,572	13,912,933
Welltower, Inc. REIT	1,411,574	88,491,574
Xenia Hotels & Resorts, Inc. REIT	404,815	9,861,293
		2,553,450,587
TOTAL COMMON STOCKS (Cost $2,319,154,569)		2,553,450,587
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	4,839,904	4,839,904
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,014,238	7,014,238
TOTAL SHORT-TERM INVESTMENTS (Cost $11,854,142)		11,854,142
TOTAL INVESTMENTS — 100.1% (Cost $2,331,008,711)		2,565,304,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,674,470)
NET ASSETS — 100.0%		$ 2,563,630,259

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
13

SPDR DOW JONES REIT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITS)	$2,553,450,587	$—	$—	$2,553,450,587
Short-Term Investments	11,854,142	—	—	11,854,142
TOTAL INVESTMENTS	$2,565,304,729	$—	$—	$2,565,304,729
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,911,031	$ 6,911,031	$179,482,859	$181,553,986	$—	$—	4,839,904	$ 4,839,904	$ 37,275
State Street Navigator Securities Lending Government Money Market Portfolio	4,414,810	4,414,810	111,580,800	108,981,372	—	—	7,014,238	7,014,238	100,162
Total		$11,325,841	$291,063,659	$290,535,358	$—	$—		$11,854,142	$137,437
See accompanying notes to financial statements.
14

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	677,720	$ 62,790,757
Abeona Therapeutics, Inc. (a) (b) (c)	2,520,361	40,325,776
ACADIA Pharmaceuticals, Inc. (b) (c)	3,867,130	59,051,075
Acceleron Pharma, Inc. (b)	786,927	38,181,698
Achaogen, Inc. (a) (b) (c)	2,803,183	24,275,565
Achillion Pharmaceuticals, Inc. (b)	3,605,447	10,203,415
Acorda Therapeutics, Inc. (b)	747,383	21,449,892
Adamas Pharmaceuticals, Inc. (a) (b) (c)	1,816,121	46,910,405
Agios Pharmaceuticals, Inc. (b) (c)	722,208	60,831,580
Aimmune Therapeutics, Inc. (b) (c)	1,596,319	42,925,018
Akebia Therapeutics, Inc. (b)	1,053,625	10,515,178
Alder Biopharmaceuticals, Inc. (b) (c)	2,176,809	34,393,582
Alexion Pharmaceuticals, Inc. (b)	575,196	71,410,583
Alkermes PLC (b) (c)	1,400,166	57,630,833
Alnylam Pharmaceuticals, Inc. (b)	677,290	66,706,292
AMAG Pharmaceuticals, Inc. (b)	1,627,861	31,743,289
Amgen, Inc.	369,293	68,167,795
Amicus Therapeutics, Inc. (b) (c)	4,294,121	67,074,170
AnaptysBio, Inc. (b)	954,200	67,786,368
Apellis Pharmaceuticals, Inc. (b)	624,108	13,730,376
Arena Pharmaceuticals, Inc. (b) (c)	1,407,925	61,385,530
Array BioPharma, Inc. (b) (c)	3,762,330	63,131,897
Arrowhead Pharmaceuticals, Inc. (b) (c)	2,435,851	33,127,574
Atara Biotherapeutics, Inc. (b) (c)	1,339,188	49,215,159
Athenex, Inc. (b) (c)	521,689	9,734,717
Audentes Therapeutics, Inc. (b)	743,027	28,391,062
BioCryst Pharmaceuticals, Inc. (b) (c)	1,911,656	10,953,789
Biogen, Inc. (b)	224,360	65,118,246
Biohaven Pharmaceutical Holding Co., Ltd. (b) (c)	1,000,966	39,558,176
BioMarin Pharmaceutical, Inc. (b)	749,014	70,557,119
Bluebird Bio, Inc. (b) (c)	372,688	58,493,382
Blueprint Medicines Corp. (b)	1,017,760	64,607,405
Cara Therapeutics, Inc. (b) (c)	1,230,260	23,559,479
Celgene Corp. (b)	860,877	68,370,851
Clovis Oncology, Inc. (b) (c)	1,555,978	70,750,320
Coherus Biosciences, Inc. (b) (c)	1,267,562	17,745,868
Cytokinetics, Inc. (b)	705,020	5,851,666
CytomX Therapeutics, Inc. (b)	1,011,784	23,129,382
Dynavax Technologies Corp. (a) (b) (c)	4,265,484	65,048,631
Eagle Pharmaceuticals, Inc. (b) (c)	416,531	31,514,735
Editas Medicine, Inc. (b) (c)	1,735,773	62,192,747
Emergent BioSolutions, Inc. (b)	836,639	42,241,903
See accompanying notes to financial statements.
15

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (b)	336,885	$ 39,044,971
Epizyme, Inc. (b) (c)	1,054,534	14,288,936
Esperion Therapeutics, Inc. (a) (b) (c)	1,744,744	68,376,517
Exact Sciences Corp. (b) (c)	1,075,880	64,326,865
Exelixis, Inc. (b)	3,506,530	75,460,526
Fate Therapeutics, Inc. (b) (c)	1,164,957	13,210,612
FibroGen, Inc. (b)	1,046,040	65,482,104
Five Prime Therapeutics, Inc. (b)	1,259,516	19,912,948
Flexion Therapeutics, Inc. (b) (c)	1,435,416	37,105,504
Foundation Medicine, Inc. (b) (c)	570,381	77,971,083
G1 Therapeutics, Inc. (b)	576,650	25,061,209
Genomic Health, Inc. (b)	262,412	13,225,565
Geron Corp. (a) (b) (c)	12,458,850	42,733,855
Gilead Sciences, Inc.	946,521	67,051,548
Global Blood Therapeutics, Inc. (b) (c)	1,474,753	66,658,836
GlycoMimetics, Inc. (b) (c)	1,372,055	22,131,247
Halozyme Therapeutics, Inc. (b)	2,174,978	36,691,879
Heron Therapeutics, Inc. (b) (c)	2,231,540	86,695,329
ImmunoGen, Inc. (b) (c)	6,477,764	63,028,644
Immunomedics, Inc. (b) (c)	2,817,059	66,679,787
Incyte Corp. (b)	969,684	64,968,828
Inovio Pharmaceuticals, Inc. (b) (c)	2,432,866	9,536,835
Insmed, Inc. (b) (c)	1,491,804	35,281,165
Intellia Therapeutics, Inc. (b) (c)	2,138,166	58,500,222
Intercept Pharmaceuticals, Inc. (b) (c)	890,902	74,755,587
Intrexon Corp. (b) (c)	3,034,128	42,295,744
Invitae Corp. (b) (c)	1,133,992	8,334,841
Ionis Pharmaceuticals, Inc. (b) (c)	1,523,329	63,477,119
Iovance Biotherapeutics, Inc. (b) (c)	2,286,683	29,269,542
Ironwood Pharmaceuticals, Inc. (b) (c)	2,863,118	54,742,816
Karyopharm Therapeutics, Inc. (b)	1,397,356	23,741,078
Keryx Biopharmaceuticals, Inc. (b) (c)	2,356,888	8,861,899
Kura Oncology, Inc. (b) (c)	604,545	11,002,719
La Jolla Pharmaceutical Co. (b) (c)	1,133,786	33,072,538
Lexicon Pharmaceuticals, Inc. (b) (c)	981,184	11,774,208
Ligand Pharmaceuticals, Inc. (b) (c)	345,045	71,482,973
Loxo Oncology, Inc. (b) (c)	380,236	65,963,341
MacroGenics, Inc. (b)	803,990	16,602,394
Madrigal Pharmaceuticals, Inc. (b) (c)	228,261	63,842,319
MiMedx Group, Inc. (a) (b) (c)	5,956,023	38,058,987
Mirati Therapeutics, Inc. (b) (c)	625,077	30,816,296
Momenta Pharmaceuticals, Inc. (b)	1,407,185	28,776,933
Myriad Genetics, Inc. (b) (c)	1,194,519	44,639,175
Neurocrine Biosciences, Inc. (b) (c)	685,342	67,327,998
See accompanying notes to financial statements.
16

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Novavax, Inc. (b) (c)	16,120,611	$ 21,601,619
OPKO Health, Inc. (b) (c)	8,676,729	40,780,626
PDL BioPharma, Inc. (b)	4,017,706	9,401,432
Portola Pharmaceuticals, Inc. (b) (c)	1,589,856	60,048,861
Progenics Pharmaceuticals, Inc. (b) (c)	2,388,865	19,206,475
Prothena Corp. PLC (a) (b) (c)	2,699,311	39,355,954
PTC Therapeutics, Inc. (b)	1,670,311	56,339,590
Puma Biotechnology, Inc. (b) (c)	1,402,816	82,976,566
Radius Health, Inc. (b) (c)	2,102,136	61,949,948
Regeneron Pharmaceuticals, Inc. (b)	220,346	76,017,167
REGENXBIO, Inc. (b)	574,170	41,196,697
Repligen Corp. (b)	511,671	24,069,004
Retrophin, Inc. (b)	700,521	19,096,202
Rigel Pharmaceuticals, Inc. (b)	5,211,604	14,748,839
Sage Therapeutics, Inc. (b) (c)	457,601	71,628,285
Sangamo Therapeutics, Inc. (b) (c)	4,124,916	58,573,807
Sarepta Therapeutics, Inc. (b) (c)	695,507	91,932,115
Seattle Genetics, Inc. (b) (c)	1,046,940	69,506,347
Sorrento Therapeutics, Inc. (b) (c)	5,692,232	40,984,070
Spark Therapeutics, Inc. (b) (c)	867,264	71,774,769
Spectrum Pharmaceuticals, Inc. (b)	2,793,142	58,544,256
Stemline Therapeutics, Inc. (b) (c)	572,959	9,195,992
Synergy Pharmaceuticals, Inc. (b) (c)	8,224,525	14,310,674
TESARO, Inc. (b) (c)	1,558,572	69,309,697
TG Therapeutics, Inc. (b) (c)	2,600,771	34,200,139
Ultragenyx Pharmaceutical, Inc. (b) (c)	748,436	57,532,275
United Therapeutics Corp. (b)	608,281	68,826,995
Vanda Pharmaceuticals, Inc. (b)	1,185,229	22,578,612
Vericel Corp. (b)	1,935,472	18,774,078
Vertex Pharmaceuticals, Inc. (b)	452,098	76,838,576
Voyager Therapeutics, Inc. (b) (c)	869,564	16,991,281
Xencor, Inc. (b)	544,108	20,137,437
ZIOPHARM Oncology, Inc. (b) (c)	2,509,425	7,578,464
TOTAL COMMON STOCKS (Cost $5,657,053,367)		5,229,053,656
RIGHTS — 0.1%
BIOTECHNOLOGY — 0.1%
Dyax Corp. (CVR) (b) (d)	859,799	2,106,508
TOTAL RIGHTS (Cost $954,377)		2,106,508
See accompanying notes to financial statements.
17

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 12.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	1,417,812	$ 1,417,812
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	626,558,013	626,558,013
TOTAL SHORT-TERM INVESTMENTS (Cost $627,975,825)		627,975,825
TOTAL INVESTMENTS — 112.0% (Cost $6,285,983,569)		5,859,135,989
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.0)%		(626,153,748)
NET ASSETS — 100.0%		$ 5,232,982,241

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $2,106,508 representing 0.1% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$5,229,053,656	$ —	$—	$5,229,053,656
Rights
Biotechnology	—	2,106,508	—	2,106,508
Short-Term Investments	627,975,825	—	—	627,975,825
TOTAL INVESTMENTS	$5,857,029,481	$2,106,508	$—	$5,859,135,989
See accompanying notes to financial statements.
18

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
Abeona Therapeutics, Inc.	—	$ —	$ 79,382,145	$ 36,222,233	$ 40,085	$ (2,874,219)	2,520,361	$ 40,325,776	$ —
Achaogen, Inc.	1,174,958	25,531,837	60,321,544	39,516,834	576,846	(22,637,828)	2,803,183	24,275,565	—
Adamas Pharmaceuticals, Inc.	—	—	133,424,275	74,760,908	(3,280,128)	(8,472,834)	1,816,121	46,910,405	—
AMAG Pharmaceuticals, Inc.	1,931,134	35,532,866	72,623,623	81,918,312	(2,356,398)	—*	1,627,861	—*	—
Cara Therapeutics, Inc.	2,705,340	41,635,183	69,477,666	90,312,259	(5,784,907)	—*	1,230,260	—*	—
Dynavax Technologies Corp.	—	—	168,016,159	82,518,609	(4,894,151)	(15,554,768)	4,265,484	65,048,631	—
Esperion Therapeutics, Inc.	1,229,752	56,912,923	142,616,038	124,664,170	31,148,781	(37,637,055)	1,744,744	68,376,517	—
Flexion Therapeutics, Inc	889,466	17,985,003	105,368,276	90,044,495	4,180,914	—*	1,435,416	—*	—
GeronCorp.	2,220,596	6,151,051	58,694,003	15,583,662	1,662,935	(8,190,472)	12,458,850	42,733,855	—
MiMedx Group, Inc.	1,508,811	22,586,901	159,679,115	97,856,884	(26,459,405)	(19,890,740)	5,956,023	38,058,987	—
Prothena Corp. PLC	443,930	24,025,492	88,322,066	42,992,263	1,405,963	(31,405,304)	2,699,311	39,355,954	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,136,397	4,136,397	393,571,230	396,289,815	—	—	1,417,812	1,417,812	73,410
State Street Navigator Securities Lending Government Money Market Portfolio	247,643,061	247,643,061	2,286,868,798	1,907,953,846	—	—	626,558,013	626,558,013	17,549,827
Synergy Pharmaceuticals, Inc.	9,064,764	40,338,200	75,588,474	72,924,386	(34,986,741)	—*	8,224,525	—*	—
Total		$522,478,914	$3,893,953,412	$3,153,558,676	$(38,746,206)	$(146,663,220)		$993,061,515	$17,623,237

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2018.
*	As of June 30, 2018, no longer an affiliate.
See accompanying notes to financial statements.
19

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp.	424,971	$ 79,218,844
United Technologies Corp.	1,027,877	128,515,461
		207,734,305
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	1,194,812	99,957,972
Expeditors International of Washington, Inc.	1,176,811	86,024,884
		185,982,856
BANKS — 5.3%
Bank of the Ozarks, Inc.	1,894,503	85,328,415
Commerce Bancshares, Inc.	1,390,168	89,957,771
Community Bank System, Inc.	1,850,328	109,298,875
Cullen/Frost Bankers, Inc.	1,126,292	121,909,846
People's United Financial, Inc.	11,409,781	206,402,939
United Bankshares, Inc. (a) (b)	5,456,493	198,616,345
		811,514,191
BEVERAGES — 2.9%
Brown-Forman Corp. Class B	1,203,794	58,997,944
Coca-Cola Co.	4,657,160	204,263,038
PepsiCo, Inc.	1,639,866	178,532,211
		441,793,193
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	2,483,012	230,051,062
BUILDING PRODUCTS — 0.4%
AO Smith Corp.	994,826	58,843,958
CAPITAL MARKETS — 3.4%
Eaton Vance Corp.	2,305,095	120,302,908
Franklin Resources, Inc.	4,496,732	144,120,261
S&P Global, Inc.	310,843	63,377,779
SEI Investments Co.	651,737	40,746,597
T Rowe Price Group, Inc.	1,361,398	158,044,694
		526,592,239
CHEMICALS — 5.4%
Air Products & Chemicals, Inc.	949,765	147,906,903
Albemarle Corp. (b)	846,460	79,846,572
Ecolab, Inc.	457,448	64,193,678
HB Fuller Co.	1,325,798	71,168,837
PPG Industries, Inc.	844,735	87,624,362
Praxair, Inc.	867,296	137,162,862
See accompanying notes to financial statements.
20

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
RPM International, Inc.	3,116,470	$ 181,752,530
Sherwin-Williams Co.	129,058	52,600,169
		822,255,913
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc. (a)	3,731,522	108,885,812
Cintas Corp.	312,812	57,892,117
MSA Safety, Inc.	1,094,675	105,460,989
		272,238,918
CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	861,191	80,418,016
Bemis Co., Inc.	3,659,247	154,456,816
Sonoco Products Co.	3,538,703	185,781,907
		420,656,739
DISTRIBUTORS — 1.2%
Genuine Parts Co.	2,058,780	188,975,416
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	9,168,801	294,410,200
ELECTRIC UTILITIES — 1.0%
NextEra Energy, Inc.	962,020	160,686,201
ELECTRICAL EQUIPMENT — 1.3%
Emerson Electric Co.	2,317,066	160,201,943
nVent Electric PLC (c)	1,690,880	42,441,088
		202,643,031
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.0%
Essex Property Trust, Inc. REIT	742,797	177,580,479
Federal Realty Investment Trust REIT	1,761,293	222,891,629
National Retail Properties, Inc. REIT	7,422,270	326,282,989
Realty Income Corp. REIT	5,909,765	317,886,259
Tanger Factory Outlet Centers, Inc. REIT (b)	14,268,422	335,165,233
		1,379,806,589
FOOD & STAPLES RETAILING — 2.7%
Sysco Corp.	2,232,548	152,460,703
Walmart, Inc.	1,548,300	132,611,895
Walgreens Boots Alliance, Inc.	2,157,180	129,463,158
		414,535,756
FOOD PRODUCTS — 4.5%
Archer-Daniels-Midland Co.	3,872,983	177,498,811
Hormel Foods Corp. (b)	3,483,683	129,627,845
J.M. Smucker Co.	1,252,180	134,584,306
See accompanying notes to financial statements.
21

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Lancaster Colony Corp.	886,026	$ 122,643,719
McCormick & Co., Inc.	1,074,357	124,722,104
		689,076,785
GAS UTILITIES — 5.1%
Atmos Energy Corp.	1,555,700	140,230,798
National Fuel Gas Co. (b)	3,556,558	188,355,312
New Jersey Resources Corp.	3,817,719	170,842,925
UGI Corp.	2,737,144	142,523,088
WGL Holdings, Inc.	1,644,345	145,935,619
		787,887,742
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	1,811,364	110,475,091
Becton Dickinson and Co.	338,821	81,167,959
Medtronic PLC	1,634,497	139,929,288
West Pharmaceutical Services, Inc.	393,146	39,035,466
		370,607,804
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	2,704,382	132,054,973
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	926,600	145,188,954
HOUSEHOLD DURABLES — 1.3%
Leggett & Platt, Inc. (b)	4,311,782	192,477,948
HOUSEHOLD PRODUCTS — 5.7%
Church & Dwight Co., Inc.	2,169,358	115,323,071
Clorox Co.	1,432,901	193,799,860
Colgate-Palmolive Co.	2,013,693	130,507,444
Kimberly-Clark Corp.	2,102,158	221,441,324
Procter & Gamble Co.	2,717,802	212,151,624
		873,223,323
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	654,537	128,760,519
Carlisle Cos., Inc.	788,108	85,359,977
Roper Technologies, Inc.	120,957	33,373,246
		247,493,742
INSURANCE — 6.0%
Aflac, Inc.	2,991,563	128,697,040
Brown & Brown, Inc.	2,531,710	70,204,318
Chubb, Ltd.	856,190	108,753,254
Cincinnati Financial Corp.	2,149,850	143,738,971
Mercury General Corp. (a)	3,245,775	147,877,509
See accompanying notes to financial statements.
22

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Old Republic International Corp.	9,657,773	$ 192,286,261
RenaissanceRe Holdings, Ltd.	397,220	47,793,510
RLI Corp.	1,185,076	78,440,181
		917,791,044
IT SERVICES — 2.3%
Automatic Data Processing, Inc.	1,081,335	145,050,277
International Business Machines Corp.	1,528,830	213,577,551
		358,627,828
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc. (b)	989,039	120,840,785
MACHINERY — 4.5%
Caterpillar, Inc.	783,943	106,357,547
Donaldson Co., Inc.	2,002,503	90,352,935
Dover Corp.	1,147,401	83,989,753
Illinois Tool Works, Inc.	725,164	100,464,221
Lincoln Electric Holdings, Inc.	1,138,796	99,940,737
Nordson Corp.	363,960	46,736,104
Pentair PLC	1,690,880	71,152,230
Stanley Black & Decker, Inc.	658,378	87,439,182
		686,432,709
MEDIA — 2.2%
John Wiley & Sons, Inc. Class A	1,724,299	107,596,258
Meredith Corp. (b)	4,508,441	229,930,491
		337,526,749
METALS & MINING — 0.9%
Nucor Corp.	2,256,355	141,022,187
MULTI-UTILITIES — 5.0%
Black Hills Corp. (a) (b)	3,670,397	224,665,001
Consolidated Edison, Inc.	2,692,983	209,998,814
MDU Resources Group, Inc.	5,758,456	165,152,518
Vectren Corp.	2,283,833	163,179,868
		762,996,201
MULTILINE RETAIL — 1.4%
Target Corp.	2,870,712	218,518,597
OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	1,812,653	229,173,719
Exxon Mobil Corp.	2,958,303	244,740,407
		473,914,126
See accompanying notes to financial statements.
23

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PHARMACEUTICALS — 0.9%
Johnson & Johnson	1,178,824	$ 143,038,504
SOFTWARE — 0.4%
CDK Global, Inc.	833,784	54,237,649
SPECIALTY RETAIL — 1.9%
Lowe's Cos., Inc.	1,263,470	120,749,828
Ross Stores, Inc.	842,195	71,376,026
TJX Cos., Inc.	1,049,975	99,936,621
		292,062,475
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
VF Corp.	1,812,456	147,751,413
TRADING COMPANIES & DISTRIBUTORS — 0.7%
W.W. Grainger, Inc.	361,538	111,498,319
WATER UTILITIES — 2.4%
American States Water Co. (a)	1,953,212	111,645,598
Aqua America, Inc. (b)	3,982,643	140,109,381
California Water Service Group (a)	2,873,838	111,935,990
		363,690,969
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	4,480,294	122,849,661
TOTAL COMMON STOCKS (Cost $12,501,927,059)		15,309,531,054
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	19,876,958	19,876,958
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	295,796,901	295,796,901
TOTAL SHORT-TERM INVESTMENTS (Cost $315,673,859)		315,673,859
TOTAL INVESTMENTS — 101.8% (Cost $12,817,600,918)		15,625,204,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(273,254,488)
NET ASSETS — 100.0%		$ 15,351,950,425

See accompanying notes to financial statements.
24

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 207,734,305	$—	$—	$ 207,734,305
Air Freight & Logistics	185,982,856	—	—	185,982,856
Banks	811,514,191	—	—	811,514,191
Beverages	441,793,193	—	—	441,793,193
Biotechnology	230,051,062	—	—	230,051,062
Building Products	58,843,958	—	—	58,843,958
Capital Markets	526,592,239	—	—	526,592,239
Chemicals	822,255,913	—	—	822,255,913
Commercial Services & Supplies	272,238,918	—	—	272,238,918
Containers & Packaging	420,656,739	—	—	420,656,739
Distributors	188,975,416	—	—	188,975,416
Diversified Telecommunication Services	294,410,200	—	—	294,410,200
Electric Utilities	160,686,201	—	—	160,686,201
Electrical Equipment	202,643,031	—	—	202,643,031
Equity Real Estate Investment Trusts (REITS)	1,379,806,589	—	—	1,379,806,589
Food & Staples Retailing	414,535,756	—	—	414,535,756
Food Products	689,076,785	—	—	689,076,785
Gas Utilities	787,887,742	—	—	787,887,742
Health Care Equipment & Supplies	370,607,804	—	—	370,607,804
Health Care Providers & Services	132,054,973	—	—	132,054,973
Hotels, Restaurants & Leisure	145,188,954	—	—	145,188,954
Household Durables	192,477,948	—	—	192,477,948
Household Products	873,223,323	—	—	873,223,323
Industrial Conglomerates	247,493,742	—	—	247,493,742
Insurance	917,791,044	—	—	917,791,044
See accompanying notes to financial statements.
25

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
IT Services	$ 358,627,828	$—	$—	$ 358,627,828
Leisure Equipment & Products	120,840,785	—	—	120,840,785
Machinery	686,432,709	—	—	686,432,709
Media	337,526,749	—	—	337,526,749
Metals & Mining	141,022,187	—	—	141,022,187
Multi-Utilities	762,996,201	—	—	762,996,201
Multiline Retail	218,518,597	—	—	218,518,597
Oil, Gas & Consumable Fuels	473,914,126	—	—	473,914,126
Pharmaceuticals	143,038,504	—	—	143,038,504
Software	54,237,649	—	—	54,237,649
Specialty Retail	292,062,475	—	—	292,062,475
Textiles, Apparel & Luxury Goods	147,751,413	—	—	147,751,413
Trading Companies & Distributors	111,498,319	—	—	111,498,319
Water Utilities	363,690,969	—	—	363,690,969
Wireless Telecommunication Services	122,849,661	—	—	122,849,661
Short-Term Investments	315,673,859	—	—	315,673,859
TOTAL INVESTMENTS	$15,625,204,913	$—	$—	$15,625,204,913
See accompanying notes to financial statements.
26

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
ABM Industries, Inc.	2,263,174	$ 93,966,985	$ 65,088,462	$ 13,064,285	$ (154,259)	$(36,951,091)	3,731,522	$ 108,885,812	$ 1,701,956
American States Water Co.	—	—	112,543,649	4,139,591	(29,789)	3,271,329	1,953,212	111,645,598	830,146
Black Hills Corp.	2,485,741	167,712,945	123,176,007	61,704,938	6,627,744	(11,146,757)	3,670,397	224,665,001	5,647,530
CaliforniaWater Service Group.	—	—	117,717,704	3,632,992	(42,388)	(2,106,333)	2,873,838	111,935,990	795,464
Community Bank System, Inc.	2,595,546	144,753,600	48,280,684	90,510,288	(3,966,736)	—*	1,850,328	—*	—
Mercury General Corp.	1,536,501	82,971,054	103,179,697	27,050,239	(1,379,568)	(9,843,436)	3,245,775	147,877,509	4,653,263
Meredith Corp.	3,134,465	186,343,944	139,685,789	60,502,392	(5,955,881)	—*	4,508,441	—*	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,988,151	12,988,151	1,126,790,558	1,119,901,751	—	—	19,876,958	19,876,958	681,531
State Street Navigator Securities Lending Government Money Market Portfolio	152,097,469	152,097,469	1,406,378,260	1,262,678,828	—	—	295,796,901	295,796,901	920,701
Telephone & Data Systems, Inc.	5,381,774	149,344,229	27,635,898	52,645,919	2,756,651	—*	4,480,294	—*	—
United Bankshares, Inc.	4,756,639	186,460,249	110,240,821	88,263,381	(2,650,319)	(7,171,025)	5,456,493	198,616,345	7,659,014
Total		$1,176,638,626	$3,380,717,529	$2,784,094,604	$(4,794,545)	$(63,947,313)		$1,219,300,114	$22,889,605

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2018.
*	As of June 30, 2018, no longer an affiliate.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,553,450,587	$ 4,866,074,474
Investments in affiliated issuers, at value	11,854,142	993,061,515
Total Investments	2,565,304,729	5,859,135,989
Cash	—	347
Receivable for fund shares sold	25,074	—
Dividends receivable — unaffiliated issuers	9,433,733	—
Dividends receivable — affiliated issuers	3,577	5,591
Securities lending income receivable — unaffiliated issuers	2,809	119,551
Securities lending income receivable — affiliated issuers	3,378	1,826,053
TOTAL ASSETS	2,574,773,300	5,861,087,531
LIABILITIES
Payable upon return of securities loaned	7,014,238	626,558,013
Payable for investments purchased	3,614,897	—
Payable for fund shares repurchased	—	1,745
Advisory fee payable	513,189	1,544,607
Trustees’ fees and expenses payable	717	925
TOTAL LIABILITIES	11,143,041	628,105,290
NET ASSETS	$2,563,630,259	$ 5,232,982,241
NET ASSETS CONSIST OF:
Paid-in Capital	$2,416,643,653	$ 6,823,187,578
Undistributed (distribution in excess of) net investment income (loss)	—	376,235
Accumulated net realized gain (loss) on investments	(87,309,412)	(1,163,733,992)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	234,296,018	(294,372,917)
Investments - affiliated issuers	—	(132,474,663)
NET ASSETS	$2,563,630,259	$ 5,232,982,241
NET ASSET VALUE PER SHARE
Net asset value per share	$ 93.80	$ 95.23
Shares outstanding (unlimited amount authorized, $0.01 par value)	27,331,617	54,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,319,154,569	$ 5,160,447,391
Investments in affiliated issuers	11,854,142	1,125,536,178
Total cost of investments	$2,331,008,711	$ 6,285,983,569
* Includes investments in securities on loan, at value	$ 28,314,703	$ 1,585,994,184
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2018

SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$14,405,904,799
Investments in affiliated issuers, at value	1,219,300,114
Total Investments	15,625,204,913
Cash	8
Receivable for fund shares sold	23,202
Dividends receivable — unaffiliated issuers	24,948,056
Dividends receivable — affiliated issuers	1,922,009
Securities lending income receivable — unaffiliated issuers	44,407
Securities lending income receivable — affiliated issuers	47,722
TOTAL ASSETS	15,652,190,317
LIABILITIES
Payable upon return of securities loaned	295,796,901
Advisory fee payable	4,439,000
Trustees’ fees and expenses payable	3,991
TOTAL LIABILITIES	300,239,892
NET ASSETS	$15,351,950,425
NET ASSETS CONSIST OF:
Paid-in Capital	$12,603,385,702
Undistributed (distribution in excess of) net investment income (loss)	818,452
Accumulated net realized gain (loss) on investments	(59,857,724)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,830,685,941
Investments - affiliated issuers	(23,081,946)
NET ASSETS	$15,351,950,425
NET ASSET VALUE PER SHARE
Net asset value per share	$ 92.65
Shares outstanding (unlimited amount authorized, $0.01 par value)	165,703,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,575,218,858
Investments in affiliated issuers	1,242,382,060
Total cost of investments	$12,817,600,918
* Includes investments in securities on loan, at value	$ 696,850,119
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 79,362,778	$ 6,567,884
Dividend income — affiliated issuers	37,275	73,410
Unaffiliated securities lending income	47,422	1,626,243
Affiliated securities lending income	100,162	17,549,827
TOTAL INVESTMENT INCOME (LOSS)	79,547,637	25,817,364
EXPENSES
Advisory fee	6,684,794	15,597,612
Trustees’ fees and expenses	48,604	70,583
Miscellaneous expenses	2,213	2,206
TOTAL EXPENSES	6,735,611	15,670,401
NET INVESTMENT INCOME (LOSS)	72,812,026	10,146,963
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,093,211	38,303,476
Investments — affiliated issuers	—	(96,173,324)
In-kind redemptions — unaffiliated issuers	141,027,263	1,303,906,547
In-kind redemptions — affiliated issuers	—	57,427,118
Net realized gain (loss)	149,120,474	1,303,463,817
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(135,030,550)	(303,128,906)
Investment — affiliated issuers	—	(128,842,963)
Net change in unrealized appreciation/depreciation	(135,030,550)	(431,971,869)
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,089,924	871,491,948
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 86,901,950	$ 881,638,911
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2018

SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 427,803,500
Dividend income — affiliated issuers	21,968,904
Unaffiliated securities lending income	485,470
Affiliated securities lending income	920,701
TOTAL INVESTMENT INCOME (LOSS)	451,178,575
EXPENSES
Advisory fee	55,156,768
Trustees’ fees and expenses	275,285
Miscellaneous expenses	4,468
TOTAL EXPENSES	55,436,521
NET INVESTMENT INCOME (LOSS)	395,742,054
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	222,379,100
Investments — affiliated issuers	(15,542,935)
In-kind redemptions — unaffiliated issuers	1,433,261,460
In-kind redemptions — affiliated issuers	10,748,390
Net realized gain (loss)	1,650,846,015
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(598,836,808)
Investment — affiliated issuers	(27,405,942)
Net change in unrealized appreciation/depreciation	(626,242,750)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,024,603,265
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,420,345,319
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 72,812,026	$ 57,930,594
Net realized gain (loss)	149,120,474	301,552,203
Net change in unrealized appreciation/depreciation	(135,030,550)	(483,321,970)
Net increase (decrease) in net assets resulting from operations	86,901,950	(123,839,173)
Net equalization credits and charges	(1,198,481)	(3,298,579)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(82,015,344)	(131,189,242)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	185,968,769	342,902,864
Cost of shares redeemed	(643,125,871)	(888,495,057)
Net income equalization	1,198,481	3,298,579
Net increase (decrease) in net assets from beneficial interest transactions	(455,958,621)	(542,293,614)
Net increase (decrease) in net assets during the period	(452,270,496)	(800,620,608)
Net assets at beginning of period	3,015,900,755	3,816,521,363
NET ASSETS AT END OF PERIOD	$2,563,630,259	$3,015,900,755
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,100,000	3,600,000
Shares redeemed	(7,200,000)	(9,550,000)
Net increase (decrease)	(5,100,000)	(5,950,000)
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,146,963	$ 8,225,676
Net realized gain (loss)	1,303,463,817	421,588,128
Net change in unrealized appreciation/depreciation	(431,971,869)	463,721,475
Net increase (decrease) in net assets resulting from operations	881,638,911	893,535,279
Net equalization credits and charges	471,103	(11,857)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,274,808)	(7,721,596)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	12,662,823,816	11,191,609,492
Cost of shares redeemed	(11,850,174,331)	(10,402,287,279)
Net income equalization	(471,103)	11,857
Net increase (decrease) in net assets from beneficial interest transactions	812,178,382	789,334,070
Net increase (decrease) in net assets during the period	1,684,013,588	1,675,135,896
Net assets at beginning of period	3,548,968,653	1,873,832,757
NET ASSETS AT END OF PERIOD	$ 5,232,982,241	$ 3,548,968,653
Undistributed (distribution in excess of) net investment income (loss)	$ 376,235	$ 504,080
SHARES OF BENEFICIAL INTEREST:
Shares sold	144,350,000	170,400,000
Shares redeemed	(135,400,000)	(159,000,000)
Net increase (decrease)	8,950,000	11,400,000
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 395,742,054	$ 314,401,416
Net realized gain (loss)	1,650,846,015	900,539,719
Net change in unrealized appreciation/depreciation	(626,242,750)	145,905,981
Net increase (decrease) in net assets resulting from operations	1,420,345,319	1,360,847,116
Net equalization credits and charges	(4,486,612)	897,479
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(394,923,602)	(385,503,146)
Net realized gains	(400,528,578)	(103,446,599)
Total distributions to shareholders	(795,452,180)	(488,949,745)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,997,629,350	1,964,273,663
Cost of shares redeemed	(3,748,758,779)	(1,367,545,559)
Net income equalization	4,486,612	(897,479)
Net increase (decrease) in net assets from beneficial interest transactions	(746,642,817)	595,830,625
Net increase (decrease) in net assets during the period	(126,236,290)	1,468,625,475
Net assets at beginning of period	15,478,186,715	14,009,561,240
NET ASSETS AT END OF PERIOD	$15,351,950,425	$15,478,186,715
Undistributed (distribution in excess of) net investment income (loss)	$ 818,452	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	31,750,000	23,050,000
Shares redeemed	(40,100,000)	(15,950,000)
Net increase (decrease)	(8,350,000)	7,100,000
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 92.99	$ 99.44	$ 84.38	$ 82.99	$ 75.91
Income (loss) from investment operations:
Net investment income (loss) (a)	2.47	1.62	2.83	2.28	2.03
Net realized and unrealized gain (loss) (b)	1.20	(4.28)	15.72	1.91	7.56
Total from investment operations	3.67	(2.66)	18.55	4.19	9.59
Net equalization credits and charges (a)	(0.04)	(0.09)	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(2.82)	(3.70)	(3.52)	(2.81)	(2.52)
Net asset value, end of period	$ 93.80	$ 92.99	$ 99.44	$ 84.38	$ 82.99
Total return (c)	4.03%	(2.73)%	22.43%	4.97%	13.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,563,630	$3,015,901	$3,816,521	$2,863,030	$2,579,540
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.72%	1.71%	3.14%	2.55%	2.66%
Portfolio turnover rate (d)	6%	9%	10%	5%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 77.15	$ 54.16	$ 84.11	$ 51.33	$ 34.97
Income (loss) from investment operations:
Net investment income (loss) (b)	0.20	0.20	0.29	0.52	0.37
Net realized and unrealized gain (loss) (c)	18.06	22.97	(29.93)	32.83	16.33
Total from investment operations	18.26	23.17	(29.64)	33.35	16.70
Net equalization credits and charges (b)	0.01	(0.00)(d)	(0.01)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.19)	(0.18)	(0.30)	(0.58)	(0.36)
Net asset value, end of period	$ 95.23	$ 77.15	$ 54.16	$ 84.11	$ 51.33
Total return (e)	23.69%	42.80%	(35.30)%	65.37%	48.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,232,982	$3,548,969	$1,873,833	$2,750,480	$1,108,657
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.23%	0.30%	0.45%	0.81%	0.84%
Portfolio turnover rate (f)	62%	59%	75%	78%	86%

(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 88.93	$ 83.91	$ 76.23	$ 76.57	$ 66.41
Income (loss) from investment operations:
Net investment income (loss) (a)	2.31	1.81	2.01	1.88	1.69
Net realized and unrealized gain (loss) (b)	6.10	6.01	10.29	1.59	11.42
Total from investment operations	8.41	7.82	12.30	3.47	13.11
Net equalization credits and charges (a)	(0.03)	0.01	0.01	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(2.33)	(2.22)	(2.02)	(1.86)	(1.70)
Net realized gains	(2.33)	(0.59)	(2.61)	(1.95)	(1.23)
Total distributions	(4.66)	(2.81)	(4.63)	(3.81)	(2.93)
Net asset value, end of period	$ 92.65	$ 88.93	$ 83.91	$ 76.23	$ 76.57
Total return (d)	9.44%	9.46%	16.94%	4.45%	20.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,351,950	$15,478,187	$14,009,561	$12,925,516	$12,806,768
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.51%	2.10%	2.62%	2.41%	2.35%
Portfolio turnover rate (e)	24%	32%	32%	28%	33%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2018:
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 167,331,156	$ 149,424,002
SPDR S&P Biotech ETF	2,756,132,935	2,739,148,851
SPDR S&P Dividend ETF	3,818,601,855	4,220,970,876
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

For the period ended June 30, 2018,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 154,653,216	$ 611,732,432	$ 141,027,263
SPDR S&P Biotech ETF	8,616,013,769	7,815,097,600	1,361,333,665
SPDR S&P Dividend ETF	2,786,899,372	3,523,941,279	1,444,009,850
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”,) a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, REITS, in-kind transactions, wash sale loss deferrals and expired capital loss carryover. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 82,015,344	$ —	$ 82,015,344
SPDR S&P Biotech ETF	10,274,808	—	10,274,808
SPDR S&P Dividend ETF	527,108,757	268,343,423	795,452,180
The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 131,189,242	$ —	$ 131,189,242
SPDR S&P Biotech ETF	7,721,596	—	7,721,596
SPDR S&P Dividend ETF	434,104,398	54,845,347	488,949,745
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Dow Jones REIT ETF	$ —	$ (73,336,899)	$—	$ 220,323,505	$ —	$ 146,986,606
SPDR S&P Biotech ETF	376,235	(1,148,271,552)	—	(442,310,020)	—	(1,590,205,337)
SPDR S&P Dividend ETF	818,452	—	—	2,797,166,794	(49,420,523)	2,748,564,723

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR Dow Jones REIT ETF	$41,263,965	$ —	$ 32,072,934
SPDR S&P Biotech ETF	31,726,818	657,785,498	458,759,236

** Must be utilized prior to losses subject to expiration.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 2,344,981,224	$ 328,142,096	$107,818,591	$ 220,323,505
SPDR S&P Biotech ETF	6,301,446,009	329,193,339	771,503,359	(442,310,020)
SPDR S&P Dividend ETF	12,828,038,119	3,087,875,698	290,708,904	2,797,166,794
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 28,314,703	$ 7,014,238	$ 22,590,556	$ 29,604,794
SPDR S&P Biotech ETF	1,585,994,184	626,558,013	993,395,389	1,619,953,402
SPDR S&P Dividend ETF	696,850,119	295,796,901	428,072,131	723,869,032

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 7,014,238	$—	$—	$—	$ 7,014,238	$ 7,014,238
SPDR S&P Biotech ETF	Common Stocks	626,558,013	—	—	—	626,558,013	626,558,013
SPDR S&P Dividend ETF	Common Stocks	295,796,901	—	—	—	295,796,901	295,796,901
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
48

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our
49

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 31, 2018
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SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$1,017.10	$1,123.90	$ 993.80
Expenses Paid During Period(a)	1.25	1.84	1.73
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.10	1,023.10
Expenses Paid During Period(a)	1.25	1.76	1.76

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2018:
Amount
SPDR S&P Dividend ETF	$300,823,517
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
53

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the
54

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to
56

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

58

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
59

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
60

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation -All Rights Reserved
SPDRTOPEQAR

Annual Report
June 30, 2018
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Aerospace & Defense Select Industry Index represents the aerospace & defense segment of the S&P Total Market Index.
The S&P Banks Select Industry Index represents the banks segment of the S&P Total Market Index.
The S&P Homebuilders Select Industry Index represents the homebuilding segment of the S&P Total Market Index.
The S&P Oil & Gas Exploration & Production Select Industry Index represents the oil and gas exploration and production segment of the S&P Total Market Index.
The S&P Regional Banks Select Industry Index represents the regional banks segment of the S&P Total Market Index.
See accompanying notes to financial statements.
1

SPDR S&P AEROSPACE & DEFENSE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Aerospace & Defense Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 24.64%, and the Index was 25.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The aerospace and defense industry gained about 25% during the Reporting Period and significantly exceeded the gains produced by the broader S&P 500 Index over the same period. Defense stocks were positively impacted by the increased focus from President Trump’s administration on both military spending and counter-terrorism. The Tax Cuts and Jobs Act enacted midway through the Reporting Period allowed companies such as Boeing Company, an airplane manufacturer and defense-contracting company, to exceed earnings estimates and therefore post positive returns. During the Reporting Period, Boeing Company increased its dividend by approximately 20%, offered a stock buyback program, and had positive returns of more than 41%.
U.S. unemployment rates declined throughout the Reporting Period and consumers had more discretionary income to dedicate to travel, which positively impacted the aerospace industry. The industry was able to post positive returns despite the U.S.’s decision to exit the Iran Nuclear Agreement, which decision is expected to negatively affect airplane sales with Iran.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Axon Enterprise Inc., Boeing Company, and Spirit AeroSystems Holdings, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Esterline Technologies Corporation, Arconic, Inc., and Triumph Group, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR S&P Aerospace & Defense ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index
ONE YEAR	24.64%	24.69%	25.16%	24.64%	24.69%	25.16%
FIVE YEARS	144.33%	144.42%	148.94%	19.56%	19.57%	20.01%
SINCE INCEPTION(1)	286.26%	286.39%	296.20%	22.13%	22.14%	22.61%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period September 28, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR S& P Aerospace & Defense ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
TransDigm Group, Inc.	3.6%
KLX, Inc.	3.6
United Technologies Corp.	3.6
Axon Enterprise, Inc.	3.5
Rockwell Collins, Inc.	3.5
Spirit AeroSystems Holdings, Inc. Class A	3.5
Huntington Ingalls Industries, Inc.	3.5
HEICO Corp.	3.4
Textron, Inc.	3.4
Arconic, Inc.	3.4
TOTAL	35.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Aerospace & Defense	99.8%
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P BANK ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. The Fund’s benchmark is the S&P Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 9.91%, and the Index was 10.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, cash drag, security misweights, and transaction costs contributed to the difference between the Fund’s performance and that of the Index.
Rising interest rates and a favorable regulatory environment were among the catalysts for the Fund’s positive returns. Bank stocks rallied after Congress enacted corporate tax reform and set forth measures to reduce regulatory burdens.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SVB Financial Group, Voya Financial, Inc., and Comerica Incorporated. The top negative contributors to the Fund’s performance during the Reporting Period were IBERIABANK Corporation, New York Community Bancorp, Inc., and LendingTree, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Bank ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)
ONE YEAR	9.91%	10.00%	10.35%	9.91%	10.00%	10.35%
FIVE YEARS	78.15%	77.88%	81.28%	12.24%	12.21%	12.63%
TEN YEARS(1)	95.62%	95.74%	N/A	6.94%	6.95%	N/A

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2008 through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through June 30, 2018.
The total expense ratio for SPDR S& P Bank ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR S&P Bank ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Wells Fargo & Co.	1.7%
Signature Bank	1.7
Citigroup, Inc.	1.6
CIT Group, Inc.	1.6
Northern Trust Corp.	1.6
US Bancorp	1.6
M&T Bank Corp.	1.6
KeyCorp	1.6
FNB Corp.	1.6
Associated Banc-Corp.	1.6
TOTAL	16.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Regional Banks	77.7%
Thrifts & Mortgage Finance	9.3
Diversified Banks	8.1
Asset Management & Custody Banks	3.2
Other Diversified Financial Services	1.5
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P HOMEBUILDERS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Homebuilders Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.55%, and the Index was 3.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Improved economic conditions and rising interest rates were primary drivers of Fund performance during the Reporting Period.
The U.S. economy and the housing market improved during the Reporting Period. A strong housing market is a positive contributor to performance for the Index. Many signals pointed to extended confidence around the housing market, such as solid new-home sales and increased building permits and housing starts. The Federal Reserve hiked interest rates during the Reporting Period which had a negative impact on performance. Rising interest rates generally have a negative impact on performance because borrowing for a new home becomes less attractive for buyers.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were CalAtlantic Group, Inc., Williams-Sonoma, Inc., and Home Depot, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Johnson Controls International plc, Whirlpool Corporation, and Bed Bath & Beyond Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P Homebuilders ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index
ONE YEAR	3.55%	3.63%	3.76%	3.55%	3.63%	3.76%
FIVE YEARS	38.56%	38.66%	40.71%	6.74%	6.76%	7.07%
TEN YEARS	163.91%	163.69%	170.37%	10.19%	10.18%	10.46%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Homebuilders ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR S&P Homebuilders ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Mohawk Industries, Inc.	4.8%
Williams-Sonoma, Inc.	4.6
Home Depot, Inc.	4.6
Whirlpool Corp.	4.6
Lennar Corp. Class A	4.6
Owens Corning	4.5
Masco Corp.	4.5
Lowe's Cos., Inc.	4.5
Johnson Controls International PLC	4.5
Bed Bath & Beyond, Inc.	4.4
TOTAL	45.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Building Products	34.8%
Homebuilding	31.2
Homefurnishing Retail	11.0
Home Improvement Retail	9.1
Home Furnishings	8.2
Household Appliances	5.5
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 35.90%, and the Index was 36.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.
After strong performance in the second half of 2017, oil stumbled in the first quarter of 2018, but quickly recovered in the second quarter of 2018 returning over 22% in the second quarter alone. Energy was third best performing sector in in S&P 500 for the Reporting Period returning nearly 20% for the Reporting Period. Increase in oil prices was driven by several factors including the fact that OPEC extended production cuts and adhered to them. Additionally, following the lifting of the four decade-long ban on oil exports at the end of 2015, coupled with the weaker dollar, oil exports soared to an all-time high during October 2017. Oil reserves have decreased significantly as strong GDP growth in the U.S. drove substantial demand for oil and Hurricane Harvey in August knocked out a significant percentage of domestic refining capacity.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were California Resources Corp, HollyFrontier Corporation, and Whiting Petroleum Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Range Resources Corporation, Ultra Petroleum Corp., and Sanchez Energy Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Exploration & Production ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index
ONE YEAR	35.90%	35.93%	36.36%	35.90%	35.93%	36.36%
FIVE YEARS	– 22.15%	– 22.10%	– 21.81%	– 4.88%	– 4.87%	– 4.80%
TEN YEARS	– 32.34%	– 32.29%	– 31.44%	– 3.83%	– 3.82%	– 3.70%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Gulfport Energy Corp.	2.1%
Cimarex Energy Co.	2.0
Matador Resources Co.	2.0
Diamondback Energy, Inc.	2.0
Energen Corp.	2.0
California Resources Corp.	1.9
Parsley Energy, Inc. Class A	1.9
Apache Corp.	1.9
Chesapeake Energy Corp.	1.9
Antero Resources Corp.	1.9
TOTAL	19.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Oil & Gas Exploration & Production	81.5%
Oil & Gas Refining & Marketing	13.4
Integrated Oil & Gas	5.1
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P REGIONAL BANKING ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. The Fund’s benchmark is the S&P Regional Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 12.56%, and the Index was 13.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Index witnessed a modest single-digit positive performance in the third quarter of 2017 owing to low long-term interest rates and a meek expectation on the pace of central bank tightening. The reflation thematic that powered growth assets higher through much of 2017 gained strength anew and the final quarter of 2017 progressed with a notable move higher in both U.S. interest rates and equities. Beyond the realm of U.S. politics and cabinet shake-ups, regional bank equities fell into a correction territory in the first quarter of 2018. The Fund rallied in the second quarter of 2018 as tax reforms created a certain amount of positive momentum for banks and improving economic growth provided fuel for accelerated capital returns.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SVB Financial Group, Comerica Incorporated, and Regions Financial Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Fulton Financial Corporation, F.N.B. Corporation, and IBERIABANK Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR S&P Regional Banking ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)
ONE YEAR	12.56%	12.60%	13.02%	12.56%	12.60%	13.02%
FIVE YEARS	95.61%	95.42%	99.65%	14.36%	14.34%	14.83%
TEN YEARS(1)	178.84%	178.39%	N/A	10.80%	10.78%	N/A

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2008 through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through June 30, 2018.
The total expense ratio for SPDR S& P Regional Banking ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P Regional Banking ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Signature Bank	1.9%
CIT Group, Inc.	1.9
M&T Bank Corp.	1.8
KeyCorp	1.8
People's United Financial, Inc.	1.8
Comerica, Inc.	1.8
Huntington Bancshares, Inc.	1.8
First Republic Bank	1.8
SunTrust Banks, Inc.	1.8
Regions Financial Corp.	1.8
TOTAL	18.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Regional Banks	99.9%
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P AEROSPACE & DEFENSE ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp.	468,758	$ 21,792,559
Aerojet Rocketdyne Holdings, Inc. (a)	1,452,804	42,843,190
Aerovironment, Inc. (a)	565,931	40,424,451
Arconic, Inc.	2,587,429	44,012,167
Astronics Corp. (a)	273,516	9,838,371
Axon Enterprise, Inc. (a)	711,066	44,925,150
Boeing Co.	125,626	42,148,779
BWX Technologies, Inc.	689,111	42,945,397
Cubic Corp.	437,116	28,062,847
Curtiss-Wright Corp.	355,098	42,263,764
Engility Holdings, Inc. (a)	271,547	8,320,200
Esterline Technologies Corp. (a)	478,422	35,307,544
General Dynamics Corp.	229,134	42,712,869
Harris Corp.	300,150	43,383,681
HEICO Corp.	605,538	44,161,868
Hexcel Corp.	635,086	42,157,009
Huntington Ingalls Industries, Inc.	205,072	44,457,559
KeyW Holding Corp. (a) (b)	981,729	8,580,311
KLX, Inc. (a)	636,306	45,750,401
Kratos Defense & Security Solutions, Inc. (a) (b)	3,532,151	40,655,058
L3 Technologies, Inc.	227,301	43,714,528
Lockheed Martin Corp.	144,016	42,546,647
Mercury Systems, Inc. (a)	1,082,142	41,186,325
Moog, Inc. Class A	262,762	20,484,926
National Presto Industries, Inc. (b)	98,207	12,177,668
Northrop Grumman Corp.	137,078	42,178,901
Raytheon Co.	216,344	41,793,334
Rockwell Collins, Inc.	333,517	44,918,070
Spirit AeroSystems Holdings, Inc. Class A	518,703	44,561,775
Teledyne Technologies, Inc. (a)	217,141	43,224,087
Textron, Inc.	669,623	44,134,852
TransDigm Group, Inc. (a)	134,158	46,303,292
Triumph Group, Inc. (b)	1,844,707	36,156,257
United Technologies Corp.	363,756	45,480,413
Wesco Aircraft Holdings, Inc. (a)	1,265,920	14,241,600
TOTAL COMMON STOCKS (Cost $1,157,090,320)		1,277,845,850
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	2,339,636	2,339,636
See accompanying notes to financial statements.
17

SPDR S&P AEROSPACE & DEFENSE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,064,266	$ 1,064,266
TOTAL SHORT-TERM INVESTMENTS (Cost $3,403,902)		3,403,902
TOTAL INVESTMENTS — 100.1% (Cost $1,160,494,222)		1,281,249,752
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,305,745)
NET ASSETS — 100.0%		$ 1,279,944,007

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,277,845,850	$—	$—	$1,277,845,850
Short-Term Investments	3,403,902	—	—	3,403,902
TOTAL INVESTMENTS	$1,281,249,752	$—	$—	$1,281,249,752
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	693,298	$ 693,298	$ 38,984,295	$ 37,337,957	$—	$—	2,339,636	$2,339,636	$15,722
State Street Navigator Securities Lending Government Money Market Portfolio	6,711,712	6,711,712	80,189,313	85,836,759	—	—	1,064,266	1,064,266	46,646
Total		$7,405,010	$119,173,608	$123,174,716	$—	$—		$3,403,902	$62,368
See accompanying notes to financial statements.
18

SPDR S&P BANK ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.2%
Bank of New York Mellon Corp.	1,067,644	$ 57,578,041
Northern Trust Corp.	574,725	59,133,455
		116,711,496
DIVERSIFIED BANKS — 8.1%
Bank of America Corp.	2,047,803	57,727,567
Citigroup, Inc.	897,489	60,059,964
JPMorgan Chase & Co.	553,120	57,635,104
US Bancorp	1,180,662	59,056,713
Wells Fargo & Co.	1,103,724	61,190,458
		295,669,806
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.5%
Voya Financial, Inc.	1,146,715	53,895,605
REGIONAL BANKS — 77.7%
Ameris Bancorp	380,848	20,318,241
Associated Banc-Corp.	2,130,203	58,154,542
BancorpSouth Bank	1,046,755	34,490,577
Bank of Hawaii Corp.	398,662	33,256,384
Bank of the Ozarks, Inc. (a)	1,233,590	55,560,894
BankUnited, Inc.	1,396,005	57,026,804
BB&T Corp.	1,125,547	56,772,591
BOK Financial Corp.	273,262	25,689,361
Cathay General Bancorp	644,901	26,112,041
Chemical Financial Corp.	506,477	28,195,575
CIT Group, Inc.	1,180,008	59,484,203
Citizens Financial Group, Inc.	1,463,943	56,947,383
Columbia Banking System, Inc.	497,384	20,343,006
Comerica, Inc.	637,097	57,924,859
Commerce Bancshares, Inc.	795,897	51,502,495
Community Bank System, Inc.	324,088	19,143,878
Cullen/Frost Bankers, Inc.	523,155	56,626,297
CVB Financial Corp.	629,380	14,110,700
East West Bancorp, Inc.	845,774	55,144,465
FCB Financial Holdings, Inc. Class A (b)	474,375	27,893,250
Fifth Third Bancorp	1,932,004	55,448,515
First Hawaiian, Inc.	582,629	16,907,894
First Horizon National Corp.	3,200,778	57,101,879
First Midwest Bancorp, Inc.	850,452	21,661,012
First Republic Bank	594,440	57,535,848
FNB Corp.	4,355,382	58,449,226
Fulton Financial Corp.	1,579,952	26,069,208
See accompanying notes to financial statements.
19

SPDR S&P BANK ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Glacier Bancorp, Inc. (a)	604,510	$ 23,382,447
Great Western Bancorp, Inc.	386,595	16,233,124
Hancock Whitney Corp.	963,145	44,930,714
Home BancShares, Inc.	1,316,166	29,692,705
Hope Bancorp, Inc.	1,034,884	18,451,982
Huntington Bancshares, Inc.	3,916,875	57,813,075
IBERIABANK Corp.	625,932	47,445,646
Investors Bancorp, Inc.	4,273,209	54,654,343
KeyCorp	2,991,993	58,463,543
M&T Bank Corp.	347,002	59,042,390
MB Financial, Inc.	642,800	30,018,760
Old National Bancorp	1,458,193	27,122,390
PacWest Bancorp	1,104,942	54,606,234
People's United Financial, Inc.	3,202,489	57,933,026
Pinnacle Financial Partners, Inc.	900,038	55,217,331
PNC Financial Services Group, Inc.	412,849	55,775,900
Popular, Inc.	1,267,308	57,294,995
Prosperity Bancshares, Inc.	704,874	48,185,187
Regions Financial Corp.	3,215,937	57,179,360
Signature Bank (b)	470,404	60,155,263
Simmons First National Corp. Class A	611,635	18,287,886
Sterling Bancorp	2,429,091	57,083,638
SunTrust Banks, Inc.	871,302	57,523,358
SVB Financial Group (b)	188,615	54,464,467
Synovus Financial Corp.	1,076,890	56,892,099
TCF Financial Corp.	2,259,431	55,627,191
Texas Capital Bancshares, Inc. (b)	600,472	54,943,188
Trustmark Corp.	451,743	14,740,374
UMB Financial Corp.	354,419	27,017,360
Umpqua Holdings Corp.	2,472,054	55,843,700
Union Bankshares Corp.	649,773	25,263,174
United Bankshares, Inc. (a)	880,787	32,060,647
United Community Banks, Inc.	762,591	23,388,666
Valley National Bancorp	4,238,987	51,546,082
Webster Financial Corp.	800,176	50,971,211
Western Alliance Bancorp (b)	969,906	54,906,379
Wintrust Financial Corp.	632,871	55,091,421
Zions Bancorp	1,074,554	56,618,250
		2,823,738,634
THRIFTS & MORTGAGE FINANCE — 9.3%
BofI Holding, Inc. (a) (b)	1,001,959	40,990,143
Essent Group, Ltd. (b)	1,391,783	49,853,667
LendingTree, Inc. (a) (b)	221,455	47,347,079
See accompanying notes to financial statements.
20

SPDR S&P BANK ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
MGIC Investment Corp. (b)	5,371,913	$ 57,586,907
New York Community Bancorp, Inc. (a)	5,125,520	56,585,741
Radian Group, Inc.	3,374,641	54,736,677
Washington Federal, Inc.	894,972	29,265,584
		336,365,798
TOTAL COMMON STOCKS (Cost $3,499,499,847)		3,626,381,339
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	2,680,092	2,680,092
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	42,289,748	42,289,748
TOTAL SHORT-TERM INVESTMENTS (Cost $44,969,840)		44,969,840
TOTAL INVESTMENTS — 101.0% (Cost $3,544,469,687)		3,671,351,179
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(37,569,591)
NET ASSETS — 100.0%		$ 3,633,781,588

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
21

SPDR S&P BANK ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$ 116,711,496	$—	$—	$ 116,711,496
Diversified Banks	295,669,806	—	—	295,669,806
Other Diversified Financial Services	53,895,605	—	—	53,895,605
Regional Banks	2,823,738,634	—	—	2,823,738,634
Thrifts & Mortgage Finance	336,365,798	—	—	336,365,798
Short-Term Investments	44,969,840	—	—	44,969,840
TOTAL INVESTMENTS	$3,671,351,179	$—	$—	$3,671,351,179
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,010,389	$4,010,389	$ 88,668,971	$ 89,999,268	$—	$—	2,680,092	$ 2,680,092	$ 91,440
State Street Navigator Securities Lending Government Money Market Portfolio	586,781	586,781	450,858,280	409,155,313	—	—	42,289,748	42,289,748	72,217
Total		$4,597,170	$539,527,251	$499,154,581	$—	$—		$44,969,840	$163,657
See accompanying notes to financial statements.
22

SPDR S&P HOMEBUILDERS ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 34.8%
Allegion PLC	388,557	$ 30,058,770
AO Smith Corp.	462,775	27,373,141
Armstrong World Industries, Inc. (a)	172,180	10,881,776
Fortune Brands Home & Security, Inc.	663,347	35,615,100
Johnson Controls International PLC	1,104,800	36,955,560
Lennox International, Inc.	176,155	35,257,423
Masco Corp.	998,991	37,382,243
Owens Corning	592,208	37,528,221
Simpson Manufacturing Co., Inc.	97,220	6,046,112
Trex Co., Inc. (a)	154,969	9,699,510
USG Corp. (a)	496,266	21,398,990
		288,196,846
HOME FURNISHINGS — 8.2%
Leggett & Platt, Inc.	632,626	28,240,425
Mohawk Industries, Inc. (a)	184,479	39,528,315
		67,768,740
HOME IMPROVEMENT RETAIL — 9.1%
Home Depot, Inc.	195,800	38,200,580
Lowe's Cos., Inc.	387,388	37,022,671
		75,223,251
HOMEBUILDING — 31.2%
Cavco Industries, Inc. (a)	18,566	3,855,230
Century Communities, Inc. (a)	110,442	3,484,445
D.R. Horton, Inc.	878,531	36,019,771
Installed Building Products, Inc. (a)	117,196	6,627,434
Lennar Corp. Class A	718,897	37,742,092
LGI Homes, Inc. (a) (b)	234,977	13,565,222
M/I Homes, Inc. (a)	128,571	3,404,560
MDC Holdings, Inc.	287,917	8,859,206
NVR, Inc. (a)	12,143	36,068,960
PulteGroup, Inc.	1,192,289	34,278,309
Taylor Morrison Home Corp. Class A (a)	573,025	11,907,460
Toll Brothers, Inc.	958,055	35,438,454
TopBuild Corp. (a)	155,435	12,176,778
TRI Pointe Group, Inc. (a)	626,209	10,244,779
William Lyon Homes Class A (a)	194,609	4,514,929
		258,187,629
HOMEFURNISHING RETAIL — 11.0%
Aaron's, Inc.	385,371	16,744,370
See accompanying notes to financial statements.
23

SPDR S&P HOMEBUILDERS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Bed Bath & Beyond, Inc. (b)	1,814,371	$ 36,151,342
Williams-Sonoma, Inc. (b)	626,026	38,425,476
		91,321,188
HOUSEHOLD APPLIANCES — 5.5%
Helen of Troy, Ltd. (a)	79,970	7,873,047
Whirlpool Corp. (b)	260,819	38,139,562
		46,012,609
TOTAL COMMON STOCKS (Cost $974,225,745)		826,710,263
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	1,199,375	1,199,375
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	28,620,037	28,620,037
TOTAL SHORT-TERM INVESTMENTS (Cost $29,819,412)		29,819,412
TOTAL INVESTMENTS — 103.4% (Cost $1,004,045,157)		856,529,675
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(27,772,660)
NET ASSETS — 100.0%		$ 828,757,015

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
24

SPDR S&P HOMEBUILDERS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$288,196,846	$—	$—	$288,196,846
Home Furnishings	67,768,740	—	—	67,768,740
Home Improvement Retail	75,223,251	—	—	75,223,251
Homebuilding	258,187,629	—	—	258,187,629
Homefurnishing Retail	91,321,188	—	—	91,321,188
Household Appliances	46,012,609	—	—	46,012,609
Short-Term Investments	29,819,412	—	—	29,819,412
TOTAL INVESTMENTS	$856,529,675	$—	$—	$856,529,675
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,566,802	$ 1,566,802	$ 19,469,304	$ 19,836,731	$—	$—	1,199,375	$ 1,199,375	$ 20,256
State Street Navigator Securities Lending Government Money Market Portfolio	9,981,598	9,981,598	237,327,012	218,688,573	—	—	28,620,037	28,620,037	141,987
Total		$11,548,400	$256,796,316	$238,525,304	$—	$—		$29,819,412	$162,243
See accompanying notes to financial statements.
25

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 5.1%
Chevron Corp.	422,372	$ 53,400,492
Exxon Mobil Corp.	638,797	52,847,676
Occidental Petroleum Corp.	624,851	52,287,532
		158,535,700
OIL & GAS EXPLORATION & PRODUCTION — 81.5%
Abraxas Petroleum Corp. (a)	2,000,838	5,782,422
Alta Mesa Resources, Inc. (a)	1,431,896	9,751,212
Anadarko Petroleum Corp.	747,922	54,785,286
Antero Resources Corp. (a)	2,721,903	58,112,629
Apache Corp.	1,264,307	59,106,352
Bonanza Creek Energy, Inc. (a)	263,989	9,997,263
Cabot Oil & Gas Corp.	2,268,632	53,993,442
California Resources Corp. (a) (b)	1,322,774	60,106,851
Callon Petroleum Co. (a) (b)	5,266,750	56,564,895
Carrizo Oil & Gas, Inc. (a) (b)	2,008,351	55,932,575
Centennial Resource Development, Inc. Class A (a) (b)	3,154,338	56,967,344
Chesapeake Energy Corp. (a) (b)	11,102,489	58,177,042
Cimarex Energy Co.	623,892	63,474,772
CNX Resources Corp. (a)	3,081,511	54,789,266
Concho Resources, Inc. (a)	416,296	57,594,552
ConocoPhillips	769,143	53,547,736
Continental Resources, Inc. (a)	811,080	52,525,541
Denbury Resources, Inc. (a) (b)	10,544,149	50,717,357
Devon Energy Corp.	1,266,821	55,689,451
Diamondback Energy, Inc.	468,687	61,665,149
Energen Corp. (a)	844,027	61,462,046
EOG Resources, Inc.	453,806	56,467,081
EQT Corp.	1,005,196	55,466,715
Extraction Oil & Gas, Inc. (a) (b)	1,974,815	29,010,032
Gulfport Energy Corp. (a)	5,189,775	65,235,472
Halcon Resources Corp. (a) (b)	6,250,513	27,439,752
Hess Corp.	863,545	57,762,525
HighPoint Resources Corp. (a)	2,469,449	15,014,250
Jagged Peak Energy, Inc. (a) (b)	2,368,748	30,841,099
Kosmos Energy, Ltd. (a) (b)	2,550,466	21,092,354
Laredo Petroleum, Inc. (a) (b)	5,051,620	48,596,584
Marathon Oil Corp.	2,544,348	53,075,099
Matador Resources Co. (a) (b)	2,056,400	61,794,820
Murphy Oil Corp. (b)	1,582,936	53,455,749
Newfield Exploration Co. (a)	1,831,968	55,417,032
Noble Energy, Inc.	1,567,871	55,314,489
See accompanying notes to financial statements.
26

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Oasis Petroleum, Inc. (a)	4,152,681	$ 53,860,273
Parsley Energy, Inc. Class A (a)	1,963,315	59,449,178
PDC Energy, Inc. (a)	874,847	52,884,501
Penn Virginia Corp. (a)	122,405	10,390,960
Pioneer Natural Resources Co.	276,280	52,283,227
QEP Resources, Inc. (a)	4,587,931	56,248,034
Range Resources Corp. (b)	3,325,213	55,630,813
Resolute Energy Corp. (a) (b)	843,023	26,302,318
Ring Energy, Inc. (a)	956,394	12,069,692
RSP Permian, Inc. (a)	1,310,180	57,674,124
SandRidge Energy, Inc. (a)	459,029	8,143,174
SM Energy Co. (b)	2,237,274	57,475,569
Southwestern Energy Co. (a)	10,943,225	57,999,092
SRC Energy, Inc. (a) (b)	3,775,726	41,608,501
Talos Energy, Inc. (a)	288,890	9,282,036
Tellurian, Inc. (a) (b)	1,400,169	11,649,406
Ultra Petroleum Corp. (a) (b)	8,617,086	19,905,469
W&T Offshore, Inc. (a)	3,131,910	22,393,157
Whiting Petroleum Corp. (a)	990,411	52,214,468
WildHorse Resource Development Corp. (a)	977,601	24,791,961
WPX Energy, Inc. (a)	2,980,239	53,733,709
		2,532,715,898
OIL & GAS REFINING & MARKETING — 13.4%
Andeavor	369,103	48,418,931
Clean Energy Fuels Corp. (a)	854,536	3,153,238
CVR Energy, Inc. (b)	487,045	18,015,795
Delek US Holdings, Inc.	942,034	47,261,846
Green Plains, Inc. (b)	731,305	13,382,881
HollyFrontier Corp.	691,813	47,340,764
Marathon Petroleum Corp.	676,076	47,433,492
Par Pacific Holdings, Inc. (a)	241,406	4,195,636
PBF Energy, Inc. Class A	1,089,858	45,697,746
Phillips 66	457,080	51,334,655
Renewable Energy Group, Inc. (a) (b)	639,480	11,414,718
REX American Resources Corp. (a)	55,141	4,464,767
Valero Energy Corp.	446,044	49,435,056
World Fuel Services Corp.	1,151,746	23,507,136
		415,056,661
TOTAL COMMON STOCKS (Cost $3,267,106,112)		3,106,308,259
See accompanying notes to financial statements.
27

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	898,945	$ 898,945
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	97,243,852	97,243,852
TOTAL SHORT-TERM INVESTMENTS (Cost $98,142,797)		98,142,797
TOTAL INVESTMENTS — 103.1% (Cost $3,365,248,909)		3,204,451,056
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(97,214,094)
NET ASSETS — 100.0%		$ 3,107,236,962

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$ 158,535,700	$—	$—	$ 158,535,700
Oil & Gas Exploration & Production	2,532,715,898	—	—	2,532,715,898
Oil & Gas Refining & Marketing	415,056,661	—	—	415,056,661
Short-Term Investments	98,142,797	—	—	98,142,797
TOTAL INVESTMENTS	$3,204,451,056	$—	$—	$3,204,451,056
See accompanying notes to financial statements.
28

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
California Resources Corp.	2,581,026	$ 22,067,772	$143,105,251	$178,925,243	$ 27,829,164	$—*	1,322,774	$ —*	$ —
Sanchez Energy Corp.	6,008,785	43,143,076	50,488,244	73,237,953	(32,099,842)	—*	—	—*	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	30,218,805	29,319,860	—	—	898,945	898,945	20,371
State Street Navigator Securities Lending Government Money Market Portfolio	86,190,306	86,190,306	646,359,089	635,305,543	—	—	97,243,852	97,243,852	2,350,882
Total		$151,401,154	$870,171,389	$916,788,599	$ (4,270,678)	$—		$98,142,797	$2,371,253

*	As of June 30, 2018, no longer an affiliate.
See accompanying notes to financial statements.
29

SPDR S&P REGIONAL BANKING ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
REGIONAL BANKS — 99.9%
Ameris Bancorp	565,788	$ 30,184,790
Associated Banc-Corp.	3,355,606	91,608,044
Banc of California, Inc. (a)	1,246,486	24,368,801
Bancorp, Inc. (b)	645,984	6,756,993
BancorpSouth Bank	1,555,227	51,244,730
Bank of Hawaii Corp.	592,249	49,405,412
Bank of the Ozarks, Inc. (a)	2,035,194	91,665,138
BankUnited, Inc.	2,074,225	84,732,091
Banner Corp.	489,187	29,414,814
BB&T Corp.	1,890,355	95,349,506
Berkshire Hills Bancorp, Inc.	344,706	13,995,064
BOK Financial Corp.	405,961	38,164,394
Boston Private Financial Holdings, Inc.	919,254	14,616,139
Brookline Bancorp, Inc.	688,458	12,805,319
Cadence BanCorp (a)	939,202	27,114,762
Canadian Imperial Bank of Commerce	1	87
Carolina Financial Corp.	161,899	6,948,705
Cathay General Bancorp	958,164	38,796,060
CenterState Bank Corp.	1,529,778	45,617,980
Central Pacific Financial Corp.	402,493	11,531,424
Chemical Financial Corp.	752,471	41,890,061
CIT Group, Inc.	1,981,900	99,907,579
Citizens Financial Group, Inc.	2,458,773	95,646,270
City Holding Co.	157,004	11,811,411
Columbia Banking System, Inc.	738,966	30,223,709
Comerica, Inc.	1,069,972	97,281,854
Commerce Bancshares, Inc.	1,182,527	76,521,322
Community Bank System, Inc. (a)	481,555	28,445,454
ConnectOne Bancorp, Inc.	408,668	10,175,833
Cullen/Frost Bankers, Inc.	878,571	95,096,525
Customers Bancorp, Inc. (b)	388,786	11,033,747
CVB Financial Corp. (a)	935,086	20,964,628
Eagle Bancorp, Inc. (b)	328,724	20,150,781
East West Bancorp, Inc.	1,420,615	92,624,098
Enterprise Financial Services Corp.	249,855	13,479,677
Equity Bancshares, Inc. Class A (b)	137,852	5,718,101
FB Financial Corp.	200,304	8,156,379
FCB Financial Holdings, Inc. Class A (b)	704,864	41,446,003
Fidelity Southern Corp.	271,340	6,894,749
Fifth Third Bancorp	3,244,884	93,128,171
First BanCorp (b)	3,728,984	28,526,728
First Commonwealth Financial Corp.	1,390,871	21,572,409
See accompanying notes to financial statements.
30

SPDR S&P REGIONAL BANKING ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
First Financial Bancorp	1,000,947	$ 30,679,026
First Financial Bankshares, Inc. (a)	497,262	25,310,636
First Hawaiian, Inc.	865,682	25,122,092
First Horizon National Corp.	5,375,920	95,906,413
First Interstate BancSystem, Inc. Class A	418,594	17,664,667
First Merchants Corp.	307,790	14,281,456
First Midwest Bancorp, Inc.	1,263,435	32,179,689
First Republic Bank	998,505	96,645,299
FNB Corp.	6,823,941	91,577,288
Franklin Financial Network, Inc. (b)	118,553	4,457,593
Fulton Financial Corp.	2,347,335	38,731,027
Glacier Bancorp, Inc.	898,210	34,742,763
Great Western Bancorp, Inc.	574,239	24,112,296
Green Bancorp, Inc.	470,815	10,169,604
Guaranty Bancorp	214,185	6,382,713
Hancock Whitney Corp.	1,431,074	66,759,602
Hanmi Financial Corp.	529,059	14,998,823
Heartland Financial USA, Inc.	237,846	13,045,853
Heritage Financial Corp.	384,351	13,394,632
Hilltop Holdings, Inc.	979,410	21,615,579
Home BancShares, Inc.	1,955,570	44,117,659
Hope Bancorp, Inc.	1,537,590	27,415,230
Huntington Bancshares, Inc.	6,578,597	97,100,092
IBERIABANK Corp.	929,959	70,490,892
Independent Bank Corp.	283,640	7,232,820
Independent Bank Corp./MA	184,741	14,483,694
Independent Bank Group, Inc.	358,158	23,924,954
International Bancshares Corp.	425,227	18,199,716
Investors Bancorp, Inc.	6,349,033	81,204,132
KeyCorp	5,025,242	98,193,229
Lakeland Bancorp, Inc.	295,425	5,864,186
LegacyTexas Financial Group, Inc.	681,364	26,586,823
Live Oak Bancshares, Inc.	282,013	8,643,698
M&T Bank Corp.	582,745	99,154,062
MB Financial, Inc.	954,961	44,596,679
Midland States Bancorp, Inc.	186,520	6,390,175
National Bank Holdings Corp. Class A	454,164	17,526,189
NBT Bancorp, Inc.	229,972	8,773,432
OFG Bancorp	604,030	8,486,621
Old National Bancorp	2,166,432	40,295,635
Opus Bank	414,072	11,883,866
Pacific Premier Bancorp, Inc. (b)	1,194,043	45,552,740
PacWest Bancorp	1,855,829	91,715,069
Peapack Gladstone Financial Corp.	168,458	5,826,962
See accompanying notes to financial statements.
31

SPDR S&P REGIONAL BANKING ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
People's United Financial, Inc.	5,378,793	$ 97,302,365
Pinnacle Financial Partners, Inc.	1,337,175	82,035,686
PNC Financial Services Group, Inc.	693,422	93,681,312
Popular, Inc.	1,882,911	85,126,406
Preferred Bank	214,279	13,169,587
Prosperity Bancshares, Inc.	1,047,166	71,584,268
Regions Financial Corp.	5,401,266	96,034,509
Renasant Corp.	389,153	17,714,245
Sandy Spring Bancorp, Inc.	424,444	17,406,448
Seacoast Banking Corp. of Florida (b)	812,769	25,667,245
ServisFirst Bancshares, Inc. (a)	338,082	14,108,162
Signature Bank (b)	790,094	101,037,221
Simmons First National Corp. Class A	908,707	27,170,339
South State Corp.	338,651	29,208,649
Southside Bancshares, Inc.	336,025	11,317,322
State Bank Financial Corp.	261,601	8,737,473
Sterling Bancorp	4,079,788	95,875,018
SunTrust Banks, Inc.	1,463,407	96,614,130
SVB Financial Group (b)	316,900	91,508,044
Synovus Financial Corp.	1,808,642	95,550,557
TCF Financial Corp.	3,794,826	93,428,616
Texas Capital Bancshares, Inc. (b)	1,008,470	92,275,005
TriState Capital Holdings, Inc. (b)	252,258	6,583,934
Triumph Bancorp, Inc. (b)	346,811	14,132,548
Trustmark Corp.	671,141	21,899,331
UMB Financial Corp.	526,544	40,138,449
Umpqua Holdings Corp.	4,132,062	93,343,281
Union Bankshares Corp.	965,447	37,536,579
United Bankshares, Inc.	1,308,703	47,636,789
United Community Banks, Inc.	1,133,077	34,751,472
Univest Corp. of Pennsylvania	286,227	7,871,242
Valley National Bancorp	6,298,187	76,585,954
Veritex Holdings, Inc. (b)	254,596	7,910,298
Webster Financial Corp.	1,188,888	75,732,166
Westamerica Bancorporation	273,386	15,449,043
Western Alliance Bancorp (b)	1,467,691	83,085,988
Wintrust Financial Corp.	983,315	85,597,571
Zions Bancorp	1,804,840	95,097,020
TOTAL COMMON STOCKS (Cost $5,549,534,707)		5,396,355,620
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	1,152,142	1,152,142
See accompanying notes to financial statements.
32

SPDR S&P REGIONAL BANKING ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	10,550,422	$ 10,550,422
TOTAL SHORT-TERM INVESTMENTS (Cost $11,702,564)		11,702,564
TOTAL INVESTMENTS — 100.1% (Cost $5,561,237,271)		5,408,058,184
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,665,367)
NET ASSETS — 100.0%		$ 5,404,392,817

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$5,396,355,620	$—	$—	$5,396,355,620
Short-Term Investments	11,702,564	—	—	11,702,564
TOTAL INVESTMENTS	$5,408,058,184	$—	$—	$5,408,058,184
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,666,350	$ 3,666,350	$110,980,125	$113,494,333	$—	$—	1,152,142	$ 1,152,142	$ 80,610
State Street Navigator Securities Lending Government Money Market Portfolio	20,974,581	20,974,581	197,953,336	208,377,495	—	—	10,550,422	10,550,422	151,853
Total		$24,640,931	$308,933,461	$321,871,828	$—	$—		$11,702,564	$232,463
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,277,845,850	$3,626,381,339
Investments in affiliated issuers, at value	3,403,902	44,969,840
Total Investments	1,281,249,752	3,671,351,179
Cash	3,673	728
Dividends receivable — unaffiliated issuers	136,841	5,849,971
Dividends receivable — affiliated issuers	3,407	8,761
Securities lending income receivable — unaffiliated issuers	3,035	4,632
Securities lending income receivable — affiliated issuers	185	11,824
TOTAL ASSETS	1,281,396,893	3,677,227,095
LIABILITIES
Payable upon return of securities loaned	1,064,266	42,289,748
Payable for fund shares repurchased	648	24,222
Advisory fee payable	387,775	1,130,654
Trustees’ fees and expenses payable	197	883
TOTAL LIABILITIES	1,452,886	43,445,507
NET ASSETS	$1,279,944,007	$3,633,781,588
NET ASSETS CONSIST OF:
Paid-in Capital	$1,160,712,968	$3,984,180,544
Undistributed (distribution in excess of) net investment income (loss)	—	3,646,282
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,524,491)	(480,926,730)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	120,755,530	126,881,492
NET ASSETS	$1,279,944,007	$3,633,781,588
NET ASSET VALUE PER SHARE
Net asset value per share	$ 87.07	$ 47.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,700,000	77,002,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,157,090,320	$3,499,499,847
Investments in affiliated issuers	3,403,902	44,969,840
Total cost of investments	$1,160,494,222	$3,544,469,687
* Includes investments in securities on loan, at value	$ 26,734,335	$ 91,186,854
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2018

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 826,710,263	$ 3,106,308,259	$5,396,355,620
Investments in affiliated issuers, at value	29,819,412	98,142,797	11,702,564
Total Investments	856,529,675	3,204,451,056	5,408,058,184
Cash	194	1,358	2,418,674
Receivable for fund shares sold	—	—	21,538
Dividends receivable — unaffiliated issuers	1,092,617	622,256	8,025,718
Dividends receivable — affiliated issuers	2,920	2,431	10,185
Securities lending income receivable — unaffiliated issuers	8,095	27,039	6,114
Securities lending income receivable — affiliated issuers	11,680	260,830	5,646
Other Receivable	—	—	1,136,925
TOTAL ASSETS	857,645,181	3,205,364,970	5,419,682,984
LIABILITIES
Payable upon return of securities loaned	28,620,037	97,243,852	10,550,422
Payable for investments purchased	—	—	3,199,225
Payable for fund shares repurchased	6,954	23	—
Advisory fee payable	260,883	883,720	1,539,617
Trustees’ fees and expenses payable	292	413	903
TOTAL LIABILITIES	28,888,166	98,128,008	15,290,167
NET ASSETS	$ 828,757,015	$ 3,107,236,962	$5,404,392,817
NET ASSETS CONSIST OF:
Paid-in Capital	$1,528,648,192	$ 5,196,707,206	$6,132,900,357
Undistributed (distribution in excess of) net investment income (loss)	960,658	—	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	(553,336,353)	(1,928,672,391)	(575,328,453)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(147,515,482)	(160,797,853)	(153,179,087)
NET ASSETS	$ 828,757,015	$ 3,107,236,962	$5,404,392,817
NET ASSET VALUE PER SHARE
Net asset value per share	$ 39.56	$ 43.04	$ 60.96
Shares outstanding (unlimited amount authorized, $0.01 par value)	20,950,016	72,200,000	88,652,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 974,225,745	$ 3,267,106,112	$5,549,534,707
Investments in affiliated issuers	29,819,412	98,142,797	11,702,564
Total cost of investments	$1,004,045,157	$ 3,365,248,909	$5,561,237,271
* Includes investments in securities on loan, at value	$ 52,660,637	$ 249,546,373	$ 66,750,152
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 11,026,322	$ 72,346,577
Dividend income — affiliated issuers	15,722	91,440
Unaffiliated securities lending income	99,391	37,271
Affiliated securities lending income	46,646	72,217
Foreign taxes withheld	—	(134,131)
TOTAL INVESTMENT INCOME (LOSS)	11,188,081	72,413,374
EXPENSES
Advisory fee	3,785,360	13,391,452
Trustees’ fees and expenses	16,223	63,364
Miscellaneous expenses	1,758	677
TOTAL EXPENSES	3,803,341	13,455,493
NET INVESTMENT INCOME (LOSS)	7,384,740	58,957,881
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,731,561	(1,422,769)
In-kind redemptions — unaffiliated issuers	111,511,376	495,532,357
Foreign currency transactions	—	1,098
Net realized gain (loss)	120,242,937	494,110,686
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	68,462,313	(203,775,461)
Foreign currency translations	—	(334)
Net change in unrealized appreciation/depreciation	68,462,313	(203,775,795)
NET REALIZED AND UNREALIZED GAIN (LOSS)	188,705,250	290,334,891
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$196,089,990	$ 349,292,772
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2018

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 11,872,996	$ 24,501,941	$ 82,957,214
Dividend income — affiliated issuers	20,256	20,371	80,610
Unaffiliated securities lending income	53,636	327,420	91,860
Affiliated securities lending income	141,987	2,350,882	151,853
Foreign taxes withheld	—	—	(189,930)
TOTAL INVESTMENT INCOME (LOSS)	12,088,875	27,200,614	83,091,607
EXPENSES
Advisory fee	3,494,977	8,537,605	15,218,198
Trustees’ fees and expenses	17,086	39,611	70,861
Miscellaneous expenses	256	603	896
TOTAL EXPENSES	3,512,319	8,577,819	15,289,955
NET INVESTMENT INCOME (LOSS)	8,576,556	18,622,795	67,801,652
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(31,988,934)	(260,273,814)	(60,344,857)
Investments — affiliated issuers	—	(4,270,678)	—
In-kind redemptions — unaffiliated issuers	211,206,415	551,544,115	463,714,491
Foreign currency transactions	—	—	925
Net realized gain (loss)	179,217,481	286,999,623	403,370,559
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(133,835,146)	461,386,463	(106,030,338)
Foreign currency translations	—	—	(387)
Net change in unrealized appreciation/depreciation	(133,835,146)	461,386,463	(106,030,725)
NET REALIZED AND UNREALIZED GAIN (LOSS)	45,382,335	748,386,086	297,339,834
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 53,958,891	$ 767,008,881	$ 365,141,486
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,384,740	$ 3,762,300
Net realized gain (loss)	120,242,937	35,846,079
Net change in unrealized appreciation/depreciation	68,462,313	44,383,125
Net increase (decrease) in net assets resulting from operations	196,089,990	83,991,504
Net equalization credits and charges	511,461	1,283,370
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,060,217)	(4,995,351)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	856,182,443	632,411,419
Cost of shares redeemed	(415,283,853)	(241,889,299)
Net income equalization	(511,461)	(1,283,370)
Net increase (decrease) in net assets from beneficial interest transactions	440,387,129	389,238,750
Net increase (decrease) in net assets during the period	628,928,363	469,518,273
Net assets at beginning of period	651,015,644	181,497,371
NET ASSETS AT END OF PERIOD	$1,279,944,007	$ 651,015,644
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,300,000	9,800,000
Shares redeemed	(4,850,000)	(3,800,000)
Net increase (decrease)	5,450,000	6,000,000
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 58,957,881	$ 42,998,711
Net realized gain (loss)	494,110,686	410,793,380
Net change in unrealized appreciation/depreciation	(203,775,795)	499,592,674
Net increase (decrease) in net assets resulting from operations	349,292,772	953,384,765
Net equalization credits and charges	305,883	1,416,333
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(57,962,080)	(44,251,156)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,634,398,040	2,777,698,029
Cost of shares redeemed	(2,562,347,178)	(2,457,602,293)
Net income equalization	(305,883)	(1,416,333)
Net increase (decrease) in net assets from beneficial interest transactions	71,744,979	318,679,403
Net increase (decrease) in net assets during the period	363,381,554	1,229,229,345
Net assets at beginning of period	3,270,400,034	2,041,170,689
NET ASSETS AT END OF PERIOD	$ 3,633,781,588	$ 3,270,400,034
Undistributed (distribution in excess of) net investment income (loss)	$ 3,646,282	$ 2,649,383
SHARES OF BENEFICIAL INTEREST:
Shares sold	55,600,000	70,900,000
Shares redeemed	(53,650,000)	(62,750,000)
Net increase (decrease)	1,950,000	8,150,000
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,576,556	$ 8,438,217
Net realized gain (loss)	179,217,481	59,330,261
Net change in unrealized appreciation/depreciation	(133,835,146)	88,380,115
Net increase (decrease) in net assets resulting from operations	53,958,891	156,148,593
Net equalization credits and charges	(82,707)	(122,177)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,442,284)	(8,085,232)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,004,050,181	1,355,368,648
Cost of shares redeemed	(3,272,666,375)	(1,691,726,795)
Net income equalization	82,707	122,177
Net increase (decrease) in net assets from beneficial interest transactions	(268,533,487)	(336,235,970)
Net increase (decrease) in net assets during the period	(223,099,587)	(188,294,786)
Net assets at beginning of period	1,051,856,602	1,240,151,388
NET ASSETS AT END OF PERIOD	$ 828,757,015	$ 1,051,856,602
Undistributed (distribution in excess of) net investment income (loss)	$ 960,658	$ 826,386
SHARES OF BENEFICIAL INTEREST:
Shares sold	73,900,000	38,600,000
Shares redeemed	(80,250,000)	(48,250,000)
Net increase (decrease)	(6,350,000)	(9,650,000)
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,622,795	$ 16,665,064
Net realized gain (loss)	286,999,623	109,144,080
Net change in unrealized appreciation/depreciation	461,386,463	(316,517,129)
Net increase (decrease) in net assets resulting from operations	767,008,881	(190,707,985)
Net equalization credits and charges	325,246	1,180,947
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,842,121)	(17,735,760)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,586,372,589	17,135,095,638
Cost of shares redeemed	(13,546,467,668)	(16,550,626,114)
Net income equalization	(325,246)	(1,180,947)
Net increase (decrease) in net assets from beneficial interest transactions	39,579,675	583,288,577
Net increase (decrease) in net assets during the period	788,071,681	376,025,779
Net assets at beginning of period	2,319,165,281	1,943,139,502
NET ASSETS AT END OF PERIOD	$ 3,107,236,962	$ 2,319,165,281
SHARES OF BENEFICIAL INTEREST:
Shares sold	377,300,000	462,700,000
Shares redeemed	(377,800,000)	(445,850,000)
Net increase (decrease)	(500,000)	16,850,000
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 67,801,652	$ 45,715,555
Net realized gain (loss)	403,370,559	691,365,863
Net change in unrealized appreciation/depreciation	(106,030,725)	114,884,653
Net increase (decrease) in net assets resulting from operations	365,141,486	851,966,071
Net equalization credits and charges	3,744,547	2,373,571
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(70,014,309)	(47,609,991)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	10,810,408,884	11,990,996,190
Cost of shares redeemed	(9,552,045,095)	(10,559,483,326)
Net income equalization	(3,744,547)	(2,373,571)
Net increase (decrease) in net assets from beneficial interest transactions	1,254,619,242	1,429,139,293
Net increase (decrease) in net assets during the period	1,553,490,966	2,235,868,944
Net assets at beginning of period	3,850,901,851	1,615,032,907
NET ASSETS AT END OF PERIOD	$ 5,404,392,817	$ 3,850,901,851
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ (31,571)
SHARES OF BENEFICIAL INTEREST:
Shares sold	181,350,000	239,050,000
Shares redeemed	(162,750,000)	(211,000,000)
Net increase (decrease)	18,600,000	28,050,000
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 70.38	$ 55.85	$ 57.12	$ 49.81	$ 38.36
Income (loss) from investment operations:
Net investment income (loss) (b)	0.57	0.61	0.41	0.51	0.88
Net realized and unrealized gain (loss) (c)	16.70	14.41	(0.54)	7.20	11.77
Total from investment operations	17.27	15.02	(0.13)	7.71	12.65
Net equalization credits and charges (b)	0.04	0.21	0.00(d)	0.07	0.04
Distributions to shareholders from:
Net investment income	(0.62)	(0.70)	(0.42)	(0.47)	(0.79)
Net realized gains	—	—	(0.72)	—	(0.45)
Total distributions	(0.62)	(0.70)	(1.14)	(0.47)	(1.24)
Net asset value, end of period	$ 87.07	$ 70.38	$ 55.85	$ 57.12	$ 49.81
Total return (e)	24.64%	27.40%	(0.11)%	15.63%	33.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,279,944	$651,016	$181,497	$159,928	$49,808
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.68%	0.94%	0.78%	0.93%	1.81%
Portfolio turnover rate (f)	32%	36%	30%	42%	33%

(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 43.58	$ 30.51	$ 36.27	$ 33.41	$ 28.67
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72	0.59	0.58	0.55	0.49
Net realized and unrealized gain (loss) (b)	3.60	13.05(c)	(5.73)	2.86	4.71
Total from investment operations	4.32	13.64	(5.15)	3.41	5.20
Net equalization credits and charges (a)	0.00(d)	0.02	(0.02)	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.71)	(0.59)	(0.59)	(0.56)	(0.46)
Net asset value, end of period	$ 47.19	$ 43.58	$ 30.51	$ 36.27	$ 33.41
Total return (e)	9.91%	44.97%(c)	(14.30)%	10.36%	18.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,633,782	$3,270,400	$2,041,171	$3,023,444	$2,492,584
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.54%	1.50%	1.76%	1.67%	1.54%
Portfolio turnover rate (f)	29%	35%	40%	18%	29%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 38.53	$ 33.56	$ 36.60	$ 32.75	$ 29.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.27	0.20	0.18	0.14
Net realized and unrealized gain (loss) (b)	1.03	4.97	(3.04)	3.86	3.30
Total from investment operations	1.38	5.24	(2.84)	4.04	3.44
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	(0.00)(c)	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(0.35)	(0.27)	(0.20)	(0.18)	(0.13)
Net asset value, end of period	$ 39.56	$ 38.53	$ 33.56	$ 36.60	$ 32.75
Total return (d)	3.55%	15.65%	(7.77)%	12.37%	11.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$828,757	$1,051,857	$1,240,151	$1,757,020	$1,897,730
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.86%	0.76%	0.57%	0.53%	0.44%
Portfolio turnover rate (e)	35%	26%	44%	25%	31%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 31.90	$ 34.79	$ 46.73	$ 82.28	$ 58.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.30	0.44	0.71	0.59
Net realized and unrealized gain (loss) (b)	11.14	(2.91)	(11.91)	(35.58)	23.89
Total from investment operations	11.41	(2.61)	(11.47)	(34.87)	24.48
Net equalization credits and charges (a)	0.00(c)	0.02	0.02	0.04	0.07
Distributions to shareholders from:
Net investment income	(0.27)	(0.30)	(0.49)	(0.72)	(0.50)
Net asset value, end of period	$ 43.04	$ 31.90	$ 34.79	$ 46.73	$ 82.28
Total return (d)	35.90%	(7.53)%	(24.38)%	(42.42)%	42.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,107,237	$2,319,165	$1,943,140	$1,420,613	$1,456,408
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.76%	0.81%	1.34%	1.29%	0.85%
Portfolio turnover rate (e)	36%	34%	44%	44%	46%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 54.97	$ 38.45	$ 44.16	$ 40.32	$ 33.85
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	0.78	0.77	0.71	0.61
Net realized and unrealized gain (loss) (b)	5.91	16.48	(5.70)	3.79	6.45
Total from investment operations	6.84	17.26	(4.93)	4.50	7.06
Net equalization credits and charges (a)	0.05	0.04	0.01	0.04	0.01
Distributions to shareholders from:
Net investment income	(0.90)	(0.78)	(0.79)	(0.70)	(0.60)
Net asset value, end of period	$ 60.96	$ 54.97	$ 38.45	$ 44.16	$ 40.32
Total return (c)	12.56%	45.19%	(11.16)%	11.40%	20.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,404,393	$3,850,902	$1,615,033	$2,755,536	$2,576,688
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.56%	1.54%	1.89%	1.76%	1.59%
Portfolio turnover rate (d)	33%	52%	86%	27%	28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2018:
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$ 340,560,649	$ 337,005,030
SPDR S&P Bank ETF	1,084,072,912	1,082,998,761
SPDR S&P Homebuilders ETF	344,724,434	341,995,430
SPDR S&P Oil & Gas Exploration & Production ETF	887,669,635	889,310,922
SPDR S&P Regional Banking ETF	1,464,624,839	1,461,990,049
For the period ended June 30, 2018,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$ 800,383,396	$ 365,058,914	$111,511,376
SPDR S&P Bank ETF	2,188,135,863	2,115,817,768	495,532,357
SPDR S&P Homebuilders ETF	2,152,586,308	2,422,258,379	211,206,415
SPDR S&P Oil & Gas Exploration & Production ETF	9,040,738,906	8,999,882,727	551,544,115
SPDR S&P Regional Banking ETF	7,993,821,788	6,739,099,013	463,714,491
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, passive foreign investment companies, wash sale loss deferrals, partnership basis adjustments, expired capital loss carryover and futures contracts. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$ 8,060,217	$—	$ 8,060,217
SPDR S&P Bank ETF	57,962,080	—	57,962,080
SPDR S&P Homebuilders ETF	8,442,284	—	8,442,284
SPDR S&P Oil & Gas Exploration & Production ETF	18,842,121	—	18,842,121
SPDR S&P Regional Banking ETF	70,014,309	—	70,014,309
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$ 4,995,351	$ —	$ 4,995,351
SPDR S&P Bank ETF	44,251,156	—	44,251,156
SPDR S&P Homebuilders ETF	8,085,232	—	8,085,232
SPDR S&P Oil & Gas Exploration & Production ETF	17,735,760	—	17,735,760
SPDR S&P Regional Banking ETF	47,609,991	—	47,609,991
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR S&P Aerospace & Defense ETF	$ —	$ (226,057)	$—	$ 119,457,096	$—	$ 119,231,039
SPDR S&P Bank ETF	3,646,282	(480,644,308)	—	126,599,070	—	(350,398,956)
SPDR S&P Homebuilders ETF	960,658	(553,312,401)	—	(147,539,434)	—	(699,891,177)
SPDR S&P Oil & Gas Exploration & Production ETF	—	(1,927,518,229)	—	(161,952,015)	—	(2,089,470,244)
SPDR S&P Regional Banking ETF	—	(575,124,206)	—	(153,383,334)	—	(728,507,540)

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Expiring	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR S&P Aerospace & Defense ETF	$ —	$ 226,057	$ —
SPDR S&P Bank ETF	58,102,723	187,804,839	234,736,746
SPDR S&P Homebuilders ETF	6,579,404	344,985,317	201,747,680
SPDR S&P Oil & Gas Exploration & Production ETF	24,606,261	1,049,634,863	853,277,105
SPDR S&P Regional Banking ETF	69,415,296	271,537,481	234,171,429

** Must be utilized prior to losses subject to expiration.
56

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,161,792,656	$153,906,293	$ 34,449,197	$ 119,457,096
SPDR S&P Bank ETF	3,544,752,109	245,012,853	118,413,783	126,599,070
SPDR S&P Homebuilders ETF	1,004,069,109	6,338,912	153,878,346	(147,539,434)
SPDR S&P Oil & Gas Exploration & Production ETF	3,366,403,071	120,070,812	282,022,827	(161,952,015)
SPDR S&P Regional Banking ETF	5,561,441,518	67,877,636	221,260,970	(153,383,334)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the
57

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 26,734,335	$ 1,064,266	$ 25,886,468	$ 26,950,734
SPDR S&P Bank ETF	91,186,854	42,289,748	50,399,922	92,689,670
SPDR S&P Homebuilders ETF	52,660,637	28,620,037	25,070,490	53,690,527
SPDR S&P Oil & Gas Exploration & Production ETF	249,546,373	97,243,852	160,226,186	257,470,038
SPDR S&P Regional Banking ETF	66,750,152	10,550,422	58,138,377	68,688,799

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Aerospace & Defense ETF	Common Stocks	$ 1,064,266	$—	$—	$—	$ 1,064,266	$ 1,064,266
SPDR S&P Bank ETF	Common Stocks	42,289,748	—	—	—	42,289,748	42,289,748
SPDR S&P Homebuilders ETF	Common Stocks	28,620,037	—	—	—	28,620,037	28,620,037
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	97,243,852	—	—	—	97,243,852	97,243,852
SPDR S&P Regional Banking ETF	Common Stocks	10,550,422	—	—	—	10,550,422	10,550,422
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
59

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 30, 2018
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
62

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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$1,045.60	$1,004.10	$ 898.30
Expenses Paid During Period(a)	1.78	1.74	1.65
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76	1.76

	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$1,159.30	$1,043.40
Expenses Paid During Period(a)	1.87	1.77
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
63

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
67

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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
68

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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
71

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
72

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation - All Rights Reserved
SPDRTOPINAR

Annual Report

June 30, 2018

SPDR® Series Trust – Equity Funds

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF)

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)

The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The SSGA Large Cap Index is designed to measure the performance of the large-capitalization segment of the U.S. equity market.

The S&P 1000 Index measures the performance of the small- and mid-capitalization segments of the U.S. equity market.

The SSGA Small Cap Index is designed to measure the performance of the small-capitalization segment of the U.S. equity market.

The SSGA Total Stock Market Index is designed to measure the performance of the broad market segment of the U.S. equity market.

The S&P 500 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity market.

The S&P 500 High Dividend Index is designed to measure the performance of the top 80 dividend-paying securities listed on the S&P 500 Index, based on dividend yield.

The S&P 500 Value Index measures the performance of the large-capitalization value segment in the U.S. equity market.

1

SPDR PORTFOLIO LARGE CAP ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Large Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the SSGA Large Cap Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 14.50%, and the Index was 14.58%.* The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The second half of 2017 commenced with an accelerating selloff for the U.S. dollar and there was broad US market volatility during the third quarter of 2017 due to escalating tensions with North Korea. However, The White House and congressional leadership helped buoy the market by shifting focus to growth-friendly tax reform, including a proposed reduction of the corporate tax rate.

The last quarter of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further enticed on December 20th with the passage of the tax reform bill. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017.

The Fund had a soft start to 2018. The year began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Celgene Corporation, Philip Morris International Inc., and General Electric Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

Effective November 16, 2017, the Fund changed its benchmark index from the Russell 1000 Index to the SSGA Large Cap Index. Performance of the Fund prior to November 16, 2017 is therefore based on the Fund’s investment strategy to track an index different from the SSGA Large Cap Index during such period.

2

SPDR PORTFOLIO LARGE CAP ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	SSGA Large Cap Index(2)	Net Asset Value(1)	Market Value(1)	SSGA Large Cap Index(2)
ONE YEAR	14.50%	14.31%	14.58%	14.50%	14.31%	14.58%
FIVE YEARS	86.60%	86.51%	87.35%	13.29%	13.28%	13.38%
TEN YEARS	160.60%	160.74%	164.23%	10.05%	10.06%	10.20%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 1000 Index to the SSGA Large Cap Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark indices for respective periods prior to November 16, 2017.

(2)

The SSGA Large Cap Index inception date was October 12, 2017. Index returns represent the Fund’s prior benchmark indices from June 30, 2008 through November 15, 2017 and the SSGA Large Cap Index from November 16, 2017 through June 30, 2018.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.2
Amazon.com, Inc.	2.9
Facebook, Inc. Class A	1.9
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Alphabet, Inc. Class A	1.4
Johnson & Johnson	1.4
Bank of America Corp.	1.2
Wells Fargo & Co.	1.1
TOTAL	20.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	25.1%
Health Care	13.6
Financials	13.4
Consumer Discretionary	12.5
Industrials	10.1
Consumer Staples	7.1
Energy	6.5
Real Estate	3.5
Utilities	3.1
Materials	2.9
Telecommunication Services	2.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Large Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

3

SPDR PORTFOLIO MID CAP ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid- to small-capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P 1000 Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 15.56%, and the Index was 15.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.

The second half of 2017 commenced with an accelerating selloff for the U.S. dollar. Broad U.S. market volatility was heightened during the summer due to weeks of escalating tensions with North Korea.

However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed on December 20th with the passage of the tax reform bill that.

2018 began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nektar Therapeutics, ABIOMED, Inc., and HollyFrontier Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were MEDNAX, Inc., TreeHouse Foods, Inc., and Mallinckrodt Plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

4

SPDR PORTFOLIO MID CAP ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1000 Index(1)	Net Asset Value	Market Value	S&P 1000 Index(1)
ONE YEAR	15.56%	15.35%	15.62%	15.56%	15.35%	15.62%
FIVE YEARS (2)	77.54%	77.58%	86.54%	12.16%	12.17%	13.28%
TEN YEARS (2)	181.48%	181.30%	189.81%	10.90%	10.90%	11.23%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index. to the S&P 1000 Index. One, Five, and Ten Year Index returns in the performance table represent solely the S&P 1000 Index. Index returns in the line graph represent the Fund’s prior benchmark indices from June 30, 2008 through August 30, 2016 and the S&P 1000 Index from August 31, 2016 through June 30, 2018.

(2)

Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to August 31, 2016.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Teleflex, Inc.	0.5%
Domino’s Pizza, Inc.	0.5
WellCare Health Plans, Inc.	0.4
Keysight Technologies, Inc.	0.4
Steel Dynamics, Inc.	0.4
PTC, Inc.	0.4
IDEX Corp.	0.4
Old Dominion Freight Line, Inc.	0.4
Lamb Weston Holdings, Inc.	0.4
Jack Henry & Associates, Inc.	0.4
TOTAL	4.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	16.7%
Industrials	15.9
Information Technology	15.8
Consumer Discretionary	13.6
Health Care	10.0
Real Estate	8.4
Materials	6.4
Energy	5.0
Utilities	4.1
Consumer Staples	3.4
Telecommunication Services	0.4
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Mid Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

5

SPDR PORTFOLIO SMALL CAP ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the SSGA Small Cap Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 18.27%, and the Index was 18.33%.* The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index lost 0.54% in the first two months of the Reporting Period reflecting a less optimistic relative growth outlook for the U.S. that was partly attributable to a slow start by the Republican led U.S. government to make any headway on what was expected to be a growth friendly legislative agenda. The shift in fiscal policy outlook emerged in September 2017 as the White House and congressional leadership shifted to a focus on growth-friendly tax reform, including a proposed reduction of the corporate tax rate. That, along with stabilization in the U.S. dollar in September, worked to the benefit of U.S. small capitalization stocks that are typically more domestically focused.

The positive momentum from the end of the previous quarter continued into the second quarter of the Reporting Period. Helping drive the strengthened reflation thematic in October 2017 were a series of better than consensus U.S. economic releases. On October 13th, weekly claims for unemployment insurance declined to 223,000, the lowest level since 1973.

The third quarter of the Reporting Period was the worst performing quarter for the Index. This quarter started off strong with a 2.46% gain in January 2018 for the Index. Providing fuel for broad global gains were expectations for a second additional year of improving global economic growth and a strong fourth quarter, 2017 earnings season. February 2018, in contrast, saw a return of volatility that persisted through the end of the quarter. In U.S. equity markets, an aggressive selloff in the technology sector in March punctuated a volatile first quarter that witnessed sharp reversals in leadership as the quarter progressed. Small cap outperformance relative to large cap accelerated in March as announced tariffs and possible retaliation were seen as more threatening to large multinational firms than smaller domestically oriented firms.

The last quarter of the Reporting Period took a tentative step forward with a gain of 0.87% in April for the Index. For much of May, investor risk appetite in developed markets continued to improve as it had in April, particularly in the U.S. The Index managed to post modest gains each month of the quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.

The Fund used CME E-mini Russell 2000 Index Futures in order to equitize dividend receivables and cash during the Reporting Period. The Fund’s use of CME E-mini Russell 2000 Index Futures helped the Fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nektar Therapeutics, Sarepta Therapeutics, Inc., and Kite Pharma, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Cirrus Logic, Inc., Office Depot, Inc., and Clovis Oncology, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. Performance of the Fund prior to November 16, 2017 is therefore based on the Fund’s investment strategy to track an index different from the SSGA Small Cap Index during such period.

6

SPDR PORTFOLIO SMALL CAP ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	SSGA Small Cap Index(2)	Net Asset Value(1)	Market Value(1)	SSGA Small Cap Index(2)
ONE YEAR	18.27%	18.32%	18.33%	18.27%	18.32%	18.33%
SINCE INCEPTION (3)	75.61%	75.64%	75.33%	11.97%	11.97%	11.94%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to November 16, 2017.

(2)

The SSGA Small Cap Index inception date was October 12, 2017. Index returns represent the Fund’s prior benchmark index from July 8, 2013 through November 15, 2017 and the SSGA Small Cap Index from November 16, 2017 through June 30, 2018.

(3)

For the period July 8, 2013 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Sarepta Therapeutics, Inc.	0.3%
Wayfair, Inc. Class A	0.3
Weight Watchers International, Inc.	0.2
Littelfuse, Inc.	0.2
Madison Square Garden Co. Class A	0.2
STORE Capital Corp. REIT	0.2
Peabody Energy Corp.	0.2
Rayonier, Inc. REIT	0.2
Fair Isaac Corp.	0.2
Molina Healthcare, Inc.	0.2
TOTAL	2.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	16.7%
Information Technology	15.3
Industrials	14.7
Health Care	14.1
Consumer Discretionary	13.4
Real Estate	9.0
Energy	5.2
Materials	4.7
Consumer Staples	3.2
Utilities	2.6
Telecommunication Services	0.7
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

7

SPDR PORTFOLIO TOTAL STOCK MARKET ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Total Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities. The Fund’s benchmark is SSGA Total Stock Market Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 14.90%, and the Index was 15.00%.* The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

There was broad U.S. market volatility during the third quarter of 2017 due to escalating tensions with North Korea and an accelerating selloff for the U.S. dollar. However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed on December 20th with the passage of the tax reform bill. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017.

2018 began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected 2018 second quarter GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter. With less international exposure to potential counter tariffs than large capitalization stocks, small cap stocks extended year to date gains over large cap stocks in second quarter of 2018 as well.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Celgene Corporation, Philip Morris International Inc., and General Electric Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Performance of the Fund prior to November 16, 2017 is therefore based on the Fund’s investment strategy to track an index different from the SSGA Total Stock Market Index during such period.

8

SPDR PORTFOLIO TOTAL STOCK MARKET ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	SSGA Total Stock Market Index(2)	Net Asset Value(1)	Market Value(1)	SSGA Total Stock Market Index(2)
ONE YEAR	14.90%	14.68%	15.00%	14.90%	14.68%	15.00%
FIVE YEARS	86.49%	86.68%	87.02%	13.27%	13.30%	13.34%
TEN YEARS	164.09%	164.26%	165.33%	10.20%	10.21%	10.25%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track the different benchmark indices for the respective periods prior to November, 16, 2017.

(2)

The SSGA Total Stock Market Index inception date was October 12, 2017. Index returns represent the Fund’s prior benchmark index from June 30, 2008 through November 15, 2017 and the SSGA Total Stock Market Index from November 16, 2017 through June 30, 2018.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Apple, Inc.	3.6%
Microsoft Corp.	2.8
Amazon.com, Inc.	2.6
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.4
Exxon Mobil Corp.	1.3
Alphabet, Inc. Class A	1.3
Johnson & Johnson	1.2
Bank of America Corp.	1.1
Wells Fargo & Co.	1.0
TOTAL	18.1%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	24.0%
Financials	13.7
Health Care	13.6
Consumer Discretionary	12.5
Industrials	10.6
Consumer Staples	6.7
Energy	6.3
Real Estate	4.2
Materials	3.1
Utilities	3.1
Telecommunication Services	1.9
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Total Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

9

SPDR PORTFOLIO S&P 500 GROWTH ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P 500 Growth Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 20.51%, and the Index was 20.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The second half of 2017 commenced with an accelerating selloff for the U.S. dollar. Broad U.S. market volatility was heightened during the summer due to weeks of escalating tensions with North Korea.

However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed on December 20th with the passage of the tax reform bill. Growth stocks generally outpaced value stocks in the fourth quarter, 2017 and continued to outperform value in the first two quarters of 2018.

2018 began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter, 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Philip Morris International Inc., Celgene Corporation, and General Electric Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

10

SPDR PORTFOLIO S&P 500 GROWTH ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Growth Index(1)	Net Asset Value	Market Value	S&P 500 Growth Index(1)
ONE YEAR	20.51%	20.51%	20.63%	20.51%	20.51%	20.63%
FIVE YEARS	108.17%	108.27%	109.93%	15.79%	15.80%	15.99%
TEN YEARS (2)	200.11%	200.03%	202.32%	11.62%	11.61%	11.70%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. One, Five, and Ten Year Index returns in the performance table represent solely the S&P 500 Growth Index. Index returns in the line graph represent the Fund’s prior benchmark indices from June 30, 2008 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through June 30, 2018.

(2)

Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	6.1
Amazon.com, Inc.	5.5
Facebook, Inc. Class A	3.8
Alphabet, Inc. Class C	2.7
Alphabet, Inc. Class A	2.7
Visa, Inc. Class A	1.9
UnitedHealth Group, Inc.	1.9
Home Depot, Inc.	1.8
Boeing Co.	1.5
TOTAL	35.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	42.3%
Health Care	16.7
Consumer Discretionary	16.5
Industrials	9.6
Financials	5.5
Consumer Staples	4.3
Real Estate	2.7
Materials	1.3
Utilities	0.7
Energy	0.3
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio S&P 500 Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

11

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio S&P 500 High Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have high dividend yields. The Fund’s benchmark is S&P 500 High Dividend Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 10.96%, and the Index was 11.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period began in an environment characterized by sustained strong equity returns that began following Donald Trump’s election victory. The Federal Reserve (the “Fed”) had already begun to raise rates from their historic lows after the election, but equity markets continued to rise undeterred, even in the face of consistent quarter-point rate increases at each quarterly meeting of the Fed in 2017, with the exception of the September 2017 meeting. Increasing geopolitical threats in the form of North Korean missile testing and potential conflict on the Korean Peninsula were not enough to hinder further equity returns, and the U.S. corporate tax reform passed in December 2017 only pushed markets further, with returns accelerating into January 2018.

However, with inflation pressures beginning to appear, the market took pause in early 2018. As the market attempted to regain its footing, the Trump administration’s imposition of tariffs on imported steel and aluminum put a hard stop on the market’s attempts to advance further. Ongoing emphasis on the imposition and counter-imposition of import taxes and tariffs in the last quarter of the Reporting Period left markets rising slowly, but not without intermittent setbacks to their progress.

Rising rate environments tend to create headwinds for both REITS and Utilities, and the performance in this Reporting Period was no different. In this Reporting Period, value companies underperformed their growth counterparts, and high dividend companies produced similar underperformance to the overall market.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Kohl’s Corporation, Valero Energy Corporation, and Macy’s Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Nielsen Holdings Plc, General Electric Company, and SCANA Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

12

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 High Dividend Index	Net Asset Value	Market Value	S&P 500 High Dividend Index
ONE YEAR	10.96%	10.96%	11.11%	10.96%	10.96%	11.11%
SINCE INCEPTION (1)	40.54%	40.56%	41.09%	13.45%	13.46%	13.65%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

For the period October 21, 2015 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/21/15, 10/22/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Macy’s, Inc.	1.8%
AES Corp.	1.6
Extra Space Storage, Inc. REIT	1.5
Public Storage REIT	1.5
FirstEnergy Corp.	1.5
ONEOK, Inc.	1.5
Valero Energy Corp.	1.5
Exelon Corp.	1.4
Ameren Corp.	1.4
Occidental Petroleum Corp.	1.4
TOTAL	15.1%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Real Estate	26.3%
Utilities	24.0
Consumer Discretionary	12.7
Energy	9.1
Consumer Staples	7.7
Information Technology	7.1
Telecommunication Services	3.7
Health Care	2.6
Materials	2.3
Industrials	2.2
Financials	2.1
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio S&P 500 High Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

13

SPDR PORTFOLIO S&P 500 VALUE ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 500 Value Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 7.49%, and the Index was 7.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The third quarter of 2017 experienced heightened volatility due to weeks of escalating tensions with North Korea. The Energy sector, down more than 15% through August, 2017, advanced approximately 9.9% in September on an approximate 9.3% gain in oil prices. A firming of expectations for a Federal Reserve rate hike in December benefitted the next best performing sector in September with Financials returning approximately 5.1%. The outperformance of those two value-heavy sectors led to strong overall performance of value stocks for the month.

However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed on December 20th with the passage of the tax reform bill. Value stocks in general lagged growth in the fourth quarter, 2017 and continued to underperform growth in the first two quarters of 2018.

2018 began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter, 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Chevron Corporation, JPMorgan Chase & Co., and Cisco Systems, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Philip Morris International Inc., Allergan plc, and General Electric Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

14

SPDR PORTFOLIO S&P 500 VALUE ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Value Index(1)	Net Asset Value	Market Value	S&P 500 Value Index(1)
ONE YEAR	7.49%	7.54%	7.58%	7.49%	7.54%	7.58%
FIVE YEARS	63.18%	63.24%	64.36%	10.29%	10.30%	10.45%
TEN YEARS (2)	122.07%	122.38%	124.92%	8.31%	8.32%	8.44%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. One, Five, and Ten Year Index returns in the performance table represent solely the S&P 500 Value Index. Index returns in the line graph represent the Fund’s prior benchmark indices from June 30, 2008 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through June 30, 2018.

(2)

Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	3.4%
JPMorgan Chase & Co.	3.3
Exxon Mobil Corp.	3.3
Wells Fargo & Co.	2.3
Chevron Corp.	2.3
AT&T, Inc.	2.2
Verizon Communications, Inc.	1.9
Citigroup, Inc.	1.6
DowDuPont, Inc.	1.5
Johnson & Johnson	1.4
TOTAL	23.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	23.6%
Energy	13.4
Health Care	11.0
Consumer Staples	9.8
Industrials	9.5
Consumer Discretionary	8.6
Information Technology	6.8
Utilities	5.6
Telecommunication Services	4.3
Materials	4.1
Real Estate	3.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio S&P 500 Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

15

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	26,016	$442,532
Boeing Co.	33,439	11,219,119
BWX Technologies, Inc.	5,365	334,347
Curtiss-Wright Corp.	2,273	270,532
General Dynamics Corp.	17,124	3,192,085
Harris Corp.	6,915	999,494
HEICO Corp.	2,482	180,994
HEICO Corp. Class A	600	36,570
Hexcel Corp.	5,161	342,587
Huntington Ingalls Industries, Inc.	2,600	563,654
L3 Technologies, Inc.	4,368	840,054
Lockheed Martin Corp.	16,267	4,805,760
Northrop Grumman Corp.	9,958	3,064,077
Raytheon Co.	16,682	3,222,629
Rockwell Collins, Inc.	9,425	1,269,359
Spirit AeroSystems Holdings, Inc. Class A	6,965	598,363
Teledyne Technologies, Inc. (a)	1,742	346,762
Textron, Inc.	15,482	1,020,419
TransDigm Group, Inc. (a)	2,953	1,019,198
United Technologies Corp.	45,820	5,728,875

		39,497,410

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	7,855	657,149
Expeditors International of Washington, Inc.	10,420	761,702
FedEx Corp.	14,301	3,247,185
United Parcel Service, Inc. Class B	39,115	4,155,186
XPO Logistics, Inc. (a)	6,870	688,237

		9,509,459

AIRLINES — 0.5%
Alaska Air Group, Inc. (b)	7,724	466,452
American Airlines Group, Inc.	26,782	1,016,645
Delta Air Lines, Inc.	39,590	1,961,289
JetBlue Airways Corp. (a)	18,192	345,284
Southwest Airlines Co.	32,870	1,672,426
United Continental Holdings, Inc. (a)	16,528	1,152,497

		6,614,593

AUTO COMPONENTS — 0.2%
Autoliv, Inc. (b)	5,088	728,703
BorgWarner, Inc.	12,134	523,704
Gentex Corp.	17,050	392,491
Goodyear Tire & Rubber Co.	14,580	339,568
Lear Corp.	3,770	700,504

		2,684,970

AUTOMOBILES — 0.6%
Ford Motor Co.	226,589	2,508,340
General Motors Co.	72,994	2,875,964
Harley-Davidson, Inc.	9,706	408,428
Tesla, Inc. (a)	7,110	2,438,375
Thor Industries, Inc.	2,616	254,772

		8,485,879

BANKS — 6.6%
Bank of America Corp.	585,207	16,496,985
Bank of the Ozarks, Inc.	7,069	318,388
BB&T Corp.	43,988	2,218,755
BOK Financial Corp.	1,593	149,758
CIT Group, Inc.	8,066	406,607
Citigroup, Inc.	145,969	9,768,246
Citizens Financial Group, Inc.	28,611	1,112,968
Comerica, Inc.	9,952	904,836
Commerce Bancshares, Inc.	6,039	390,784
Cullen/Frost Bankers, Inc.	3,420	370,181
East West Bancorp, Inc.	8,672	565,414
Fifth Third Bancorp	39,766	1,141,284
First Horizon National Corp.	19,529	348,397
First Republic Bank	9,578	927,055
Huntington Bancshares, Inc.	62,975	929,511
JPMorgan Chase & Co.	194,129	20,228,242
KeyCorp	60,861	1,189,224
M&T Bank Corp.	7,866	1,338,400
PacWest Bancorp	6,967	344,309
People’s United Financial, Inc.	18,637	337,143
Pinnacle Financial Partners, Inc.	4,297	263,621
PNC Financial Services Group, Inc.	26,806	3,621,491
Prosperity Bancshares, Inc.	3,624	247,737
Regions Financial Corp.	64,886	1,153,673
Signature Bank (a)	2,658	339,905
SunTrust Banks, Inc.	26,367	1,740,749
SVB Financial Group (a)	3,048	880,140
Synovus Financial Corp.	6,678	352,799
Texas Capital Bancshares, Inc. (a)	2,579	235,979
US Bancorp	93,499	4,676,820
Webster Financial Corp.	5,226	332,896
Wells Fargo & Co.	279,435	15,491,876
Western Alliance Bancorp (a)	5,028	284,635
Zions Bancorp	11,944	629,329

		89,738,137

BEVERAGES — 1.8%
Brown-Forman Corp. Class B	3,817	187,071
Coca-Cola Co.	242,543	10,637,936
Constellation Brands, Inc. Class A	9,194	2,012,291
Dr. Pepper Snapple Group, Inc.	10,415	1,270,630
Molson Coors Brewing Co. Class B	9,674	658,219
Monster Beverage Corp. (a)	24,221	1,387,863
PepsiCo, Inc.	80,696	8,785,374

		24,939,384

BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	90,367	8,372,503
Alexion Pharmaceuticals, Inc. (a)	12,569	1,560,441
Alnylam Pharmaceuticals, Inc. (a)	4,982	490,677
Amgen, Inc.	41,099	7,586,464
Biogen, Inc. (a)	11,972	3,474,753
BioMarin Pharmaceutical, Inc. (a)	10,280	968,376
Bluebird Bio, Inc. (a) (b)	2,559	401,635
Celgene Corp. (a)	42,692	3,390,599
Exact Sciences Corp. (a) (b)	6,754	403,822
Exelixis, Inc. (a)	15,769	339,349
Gilead Sciences, Inc.	73,851	5,231,605
Incyte Corp. (a)	12,123	812,241
Ionis Pharmaceuticals, Inc. (a) (b)	6,905	287,731
Neurocrine Biosciences, Inc. (a)	5,175	508,392

See accompanying notes to financial statements.

16

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	4,447	$1,534,171
Sage Therapeutics, Inc. (a)	2,473	387,099
Seattle Genetics, Inc. (a) (b)	8,613	571,817
United Therapeutics Corp. (a)	2,599	294,077
Vertex Pharmaceuticals, Inc. (a)	14,715	2,500,961

		39,116,713

BUILDING PRODUCTS — 0.2%
AO Smith Corp.	303	17,922
Fortune Brands Home & Security, Inc.	8,620	462,808
Lennox International, Inc.	2,263	452,939
Masco Corp.	18,255	683,102
Owens Corning	6,126	388,205
USG Corp. (a)	6,915	298,175

		2,303,151

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	3,404	506,073
Ameriprise Financial, Inc.	8,009	1,120,299
Bank of New York Mellon Corp.	58,267	3,142,339
BlackRock, Inc.	8,921	4,451,936
Cboe Global Markets, Inc.	6,126	637,533
Charles Schwab Corp.	67,602	3,454,462
CME Group, Inc.	19,348	3,171,524
E*TRADE Financial Corp. (a)	15,551	951,099
FactSet Research Systems, Inc.	2,304	456,422
Franklin Resources, Inc.	19,717	631,930
Goldman Sachs Group, Inc.	20,008	4,413,165
Intercontinental Exchange, Inc.	33,207	2,442,375
Invesco, Ltd.	22,165	588,703
LPL Financial Holdings, Inc.	4,846	317,607
MarketAxess Holdings, Inc.	2,027	401,062
Moody’s Corp.	11,068	1,887,758
Morgan Stanley	77,423	3,669,850
MSCI, Inc.	5,137	849,814
Nasdaq, Inc.	7,060	644,366
Northern Trust Corp.	12,897	1,326,972
Raymond James Financial, Inc.	7,728	690,497
S&P Global, Inc.	14,257	2,906,860
SEI Investments Co.	7,177	448,706
State Street Corp. (c)	21,076	1,961,965
T Rowe Price Group, Inc.	13,856	1,608,543
TD Ameritrade Holding Corp.	29,221	1,600,434

		44,282,294

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	12,238	1,905,824
Albemarle Corp.	6,124	577,677
Axalta Coating Systems, Ltd. (a)	14,473	438,677
Celanese Corp. Series A	7,820	868,489
CF Industries Holdings, Inc.	12,941	574,580
Chemours Co.	9,322	413,524
DowDuPont, Inc.	132,335	8,723,523
Eastman Chemical Co.	8,595	859,156
Ecolab, Inc.	16,516	2,317,690
FMC Corp.	7,700	686,917
Huntsman Corp.	11,302	330,018
International Flavors & Fragrances, Inc.	4,360	540,466
Mosaic Co.	20,643	579,036
NewMarket Corp.	495	200,228
Olin Corp.	9,473	272,065
PPG Industries, Inc.	14,108	1,463,423
Praxair, Inc.	16,554	2,618,015
RPM International, Inc.	7,736	451,164
Scotts Miracle-Gro Co. (b)	2,583	214,802
Sherwin-Williams Co.	4,758	1,939,218
Valvoline, Inc.	11,288	243,482
Westlake Chemical Corp.	1,781	191,689

		26,409,663

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	5,155	954,036
Copart, Inc. (a)	11,390	644,218
KAR Auction Services, Inc.	8,071	442,291
Republic Services, Inc.	18,407	1,258,303
Rollins, Inc.	5,838	306,962
Stericycle, Inc. (a)	5,363	350,150
Waste Management, Inc.	25,078	2,039,844

		5,995,804

COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	3,034	781,225
ARRIS International PLC (a)	10,410	254,472
Cisco Systems, Inc.	274,470	11,810,444
CommScope Holding Co., Inc. (a)	11,867	346,576
F5 Networks, Inc. (a)	3,539	610,301
Juniper Networks, Inc.	18,634	510,944
Motorola Solutions, Inc.	8,851	1,029,991
Palo Alto Networks, Inc. (a)	5,144	1,056,938
Ubiquiti Networks, Inc. (a) (b)	903	76,502

		16,477,393

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	9,520	314,446
Fluor Corp.	7,856	383,216
Jacobs Engineering Group, Inc.	8,152	517,570
Quanta Services, Inc. (a)	8,656	289,110

		1,504,342

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,628	275,861
Martin Marietta Materials, Inc.	3,517	785,452
Vulcan Materials Co.	7,723	996,730

		2,058,043

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	24,560	645,191
American Express Co.	48,911	4,793,278
Capital One Financial Corp.	27,852	2,559,599
Credit Acceptance Corp. (a) (b)	842	297,563
Discover Financial Services	19,655	1,383,908
Santander Consumer USA Holdings, Inc.	6,891	131,549
SLM Corp. (a)	26,615	304,742
Synchrony Financial	44,287	1,478,300

		11,594,130

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	3,484	325,336
Avery Dennison Corp.	5,131	523,875
Ball Corp.	19,855	705,845
Berry Global Group, Inc. (a)	7,066	324,612
Crown Holdings, Inc. (a)	7,735	346,219

See accompanying notes to financial statements.

17

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
International Paper Co.	23,548	$1,226,380
Packaging Corp. of America	5,235	585,221
Sealed Air Corp.	10,422	442,414
Sonoco Products Co.	5,328	279,720
WestRock Co.	14,024	799,648

		5,559,270

DISTRIBUTORS — 0.1%
Genuine Parts Co.	8,570	786,640
LKQ Corp. (a)	17,425	555,857
Pool Corp.	1,903	288,305

		1,630,802

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,754	282,340
H&R Block, Inc.	12,234	278,691
Service Corp. International	10,427	373,182
ServiceMaster Global Holdings, Inc. (a)	7,828	465,531

		1,399,744

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Berkshire Hathaway, Inc. Class B (a)	32,638	6,091,883
Jefferies Financial Group, Inc.	19,716	448,342
Voya Financial, Inc.	10,527	494,769

		7,034,994

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	413,929	13,291,260
CenturyLink, Inc.	62,832	1,171,189
Verizon Communications, Inc.	235,644	11,855,250
Zayo Group Holdings, Inc. (a)	10,613	387,162

		26,704,861

ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	13,028	551,345
American Electric Power Co., Inc.	27,843	1,928,128
Duke Energy Corp.	41,103	3,250,425
Edison International	18,330	1,159,739
Entergy Corp.	10,774	870,431
Evergy, Inc.	15,151	850,729
Eversource Energy	18,094	1,060,489
Exelon Corp.	55,848	2,379,125
FirstEnergy Corp.	28,139	1,010,472
IDACORP, Inc.	2,589	238,809
NextEra Energy, Inc.	27,047	4,517,660
OGE Energy Corp.	11,263	396,570
PG&E Corp.	30,077	1,280,077
Pinnacle West Capital Corp.	6,088	490,449
PPL Corp. (b)	40,103	1,144,941
Southern Co.	58,370	2,703,115
Xcel Energy, Inc.	28,719	1,311,884

		25,144,388

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	2,609	302,305
AMETEK, Inc.	12,982	936,781
Emerson Electric Co.	35,721	2,469,750
Hubbell, Inc.	2,750	290,785
Rockwell Automation, Inc.	7,069	1,175,080

		5,174,701

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	17,891	1,559,201
Arrow Electronics, Inc. (a)	5,166	388,896
Avnet, Inc.	6,985	299,587
CDW Corp.	8,394	678,151
Cognex Corp.	8,703	388,241
Coherent, Inc. (a)	1,342	209,916
Corning, Inc.	50,111	1,378,553
FLIR Systems, Inc.	8,403	436,704
IPG Photonics Corp. (a)	2,127	469,280
Jabil, Inc.	10,295	284,760
Keysight Technologies, Inc. (a)	10,438	616,155
National Instruments Corp.	6,736	282,777
SYNNEX Corp.	1,676	161,751
Trimble, Inc. (a)	13,849	454,801
Zebra Technologies Corp. Class A (a)	3,173	454,532

		8,063,305

ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	4,329	180,736
Baker Hughes a GE Co.	24,404	806,064
Halliburton Co.	50,561	2,278,279
Helmerich & Payne, Inc.	5,655	360,563
National Oilwell Varco, Inc.	21,008	911,747
Schlumberger, Ltd.	78,685	5,274,255

		9,811,644

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Alexandria Real Estate Equities, Inc. REIT	5,334	672,991
American Campus Communities, Inc. REIT	8,515	365,123
American Homes 4 Rent Class A REIT	13,903	308,369
American Tower Corp. REIT	25,178	3,629,912
Apartment Investment & Management Co. Class A REIT	9,386	397,028
AvalonBay Communities, Inc. REIT	7,819	1,344,008
Boston Properties, Inc. REIT	8,655	1,085,510
Brixmor Property Group, Inc. REIT	18,812	327,893
Camden Property Trust REIT	5,231	476,701
Crown Castle International Corp. REIT	23,986	2,586,171
CubeSmart REIT	10,922	351,907
CyrusOne, Inc. REIT	5,171	301,780
DCT Industrial Trust, Inc. REIT	5,250	350,332
Digital Realty Trust, Inc. REIT	12,140	1,354,581
Douglas Emmett, Inc. REIT	8,793	353,303
Duke Realty Corp. REIT	20,811	604,143
Equinix, Inc. REIT	4,543	1,952,990
Equity LifeStyle Properties, Inc. REIT	4,482	411,896
Equity Residential REIT	20,784	1,323,733
Essex Property Trust, Inc. REIT	3,808	910,379
Extra Space Storage, Inc. REIT	7,075	706,156
Federal Realty Investment Trust REIT	4,320	546,696
Forest City Realty Trust, Inc. Class A REIT	14,648	334,121
Gaming and Leisure Properties, Inc. REIT	12,005	429,779
GGP, Inc. REIT	37,094	757,830

See accompanying notes to financial statements.

18

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
HCP, Inc. REIT	26,258	$677,982
Healthcare Trust of America, Inc. Class A REIT	12,063	325,218
Highwoods Properties, Inc. REIT	6,061	307,475
Host Hotels & Resorts, Inc. REIT	41,016	864,207
Hudson Pacific Properties, Inc. REIT	8,710	308,595
Invitation Homes, Inc. REIT	16,336	376,708
Iron Mountain, Inc. REIT	14,835	519,373
Kilroy Realty Corp. REIT	5,902	446,427
Kimco Realty Corp. REIT	25,725	437,068
Lamar Advertising Co. Class A REIT	5,135	350,772
Liberty Property Trust REIT	8,597	381,105
Macerich Co. REIT	7,833	445,149
Medical Properties Trust, Inc. REIT	20,662	290,094
Mid-America Apartment Communities, Inc. REIT	6,925	697,140
National Retail Properties, Inc. REIT	8,700	382,452
Omega Healthcare Investors, Inc. REIT (b)	11,274	349,494
Park Hotels & Resorts, Inc. REIT	11,194	342,872
Prologis, Inc. REIT	30,464	2,001,180
Public Storage REIT	8,730	1,980,488
Realty Income Corp. REIT	17,138	921,853
Regency Centers Corp. REIT	8,653	537,178
SBA Communications Corp. REIT (a)	6,907	1,140,484
Simon Property Group, Inc. REIT	18,119	3,083,673
SL Green Realty Corp. REIT	5,396	542,460
Sun Communities, Inc. REIT	4,264	417,360
UDR, Inc. REIT	15,540	583,372
Ventas, Inc. REIT	20,022	1,140,253
VEREIT, Inc. REIT	60,421	449,532
Vornado Realty Trust REIT	10,420	770,246
Welltower, Inc. REIT	20,985	1,315,550
Weyerhaeuser Co. REIT	42,474	1,548,602
WP Carey, Inc. REIT	6,046	401,152

		46,218,846

FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	24,834	5,189,809
Kroger Co.	49,973	1,421,732
Sysco Corp.	30,251	2,065,841
US Foods Holding Corp. (a)	11,906	450,285
Walmart, Inc.	81,987	7,022,187
Walgreens Boots Alliance, Inc.	47,954	2,877,959

		19,027,813

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	31,589	1,447,724
Bunge, Ltd.	7,838	546,387
Campbell Soup Co. (b)	10,384	420,967
Conagra Brands, Inc.	22,084	789,061
General Mills, Inc.	33,454	1,480,674
Hershey Co.	8,367	778,633
Hormel Foods Corp. (b)	16,364	608,904
Ingredion, Inc.	4,253	470,807
J.M. Smucker Co.	6,765	727,102
Kellogg Co.	19,119	1,335,845
Kraft Heinz Co.	52,739	3,313,064
Lamb Weston Holdings, Inc.	7,928	543,147
McCormick & Co., Inc.	573	66,520
Mondelez International, Inc. Class A	84,430	3,461,630
Pinnacle Foods, Inc.	6,960	452,818
Post Holdings, Inc. (a) (b)	4,177	359,306
Tyson Foods, Inc. Class A	16,438	1,131,756

		17,934,345

GAS UTILITIES — 0.1%
Atmos Energy Corp.	6,043	544,716
National Fuel Gas Co.	4,381	232,018
UGI Corp.	10,139	527,938

		1,304,672

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	99,538	6,070,823
ABIOMED, Inc. (a)	2,483	1,015,671
Align Technology, Inc. (a)	4,028	1,378,140
Baxter International, Inc.	31,266	2,308,681
Becton Dickinson and Co.	15,159	3,631,490
Boston Scientific Corp. (a)	79,853	2,611,193
Cooper Cos., Inc.	2,639	621,353
Danaher Corp.	35,575	3,510,541
DENTSPLY SIRONA, Inc.	12,966	567,522
DexCom, Inc. (a)	5,223	496,081
Edwards Lifesciences Corp. (a)	12,075	1,757,758
Hill-Rom Holdings, Inc.	3,454	301,672
Hologic, Inc. (a)	16,306	648,163
IDEXX Laboratories, Inc. (a)	4,928	1,074,008
Intuitive Surgical, Inc. (a)	6,456	3,089,067
Masimo Corp. (a)	2,579	251,839
ResMed, Inc.	7,834	811,446
Stryker Corp.	19,899	3,360,145
Teleflex, Inc.	2,598	696,810
Varian Medical Systems, Inc. (a)	5,244	596,348
West Pharmaceutical Services, Inc.	4,278	424,763
Zimmer Biomet Holdings, Inc.	11,351	1,264,955

		36,488,469

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc.	18,397	3,375,849
AmerisourceBergen Corp.	9,195	784,058
Anthem, Inc.	14,792	3,520,940
Cardinal Health, Inc.	18,115	884,555
Centene Corp. (a)	9,480	1,168,031
Cigna Corp.	13,374	2,272,911
CVS Health Corp.	57,668	3,710,936
DaVita, Inc. (a)	10,356	719,121
Encompass Health Corp.	5,246	355,259
Envision Healthcare Corp. (a)	7,912	348,207
Express Scripts Holding Co. (a)	32,459	2,506,159
HCA Healthcare, Inc.	16,167	1,658,734
Henry Schein, Inc. (a)	8,750	635,600
Humana, Inc.	7,995	2,379,552
Laboratory Corp. of America Holdings (a)	6,025	1,081,668
McKesson Corp.	11,532	1,538,369
Quest Diagnostics, Inc.	7,790	856,433
UnitedHealth Group, Inc.	54,420	13,351,403
Universal Health Services, Inc. Class B	299	33,320
WellCare Health Plans, Inc. (a)	2,590	637,762

		41,818,867

See accompanying notes to financial statements.

19

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc. (a)	2,551	$405,966
Cerner Corp. (a)	17,099	1,022,349
Veeva Systems, Inc. Class A (a)	6,193	475,994

		1,904,309

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	13,803	512,091
Caesars Entertainment Corp. (a)	29,376	314,323
Chipotle Mexican Grill, Inc. (a) (b)	1,575	679,408
Darden Restaurants, Inc.	6,924	741,284
Domino’s Pizza, Inc.	2,463	694,985
Dunkin’ Brands Group, Inc. (b)	5,171	357,161
Hilton Worldwide Holdings, Inc.	12,545	993,062
Las Vegas Sands Corp.	20,545	1,568,816
Marriott International, Inc. Class A	16,725	2,117,385
McDonald’s Corp.	45,375	7,109,809
MGM Resorts International	29,400	853,482
Norwegian Cruise Line Holdings, Ltd. (a)	10,020	473,445
Royal Caribbean Cruises, Ltd.	9,584	992,902
Six Flags Entertainment Corp. (b)	4,330	303,317
Starbucks Corp.	77,473	3,784,556
Vail Resorts, Inc.	2,139	586,492
Wyndham Destinations, Inc.	6,049	267,789
Wyndham Hotels & Resorts, Inc.	5,997	352,804
Wynn Resorts, Ltd.	4,636	775,788
Yum China Holdings, Inc.	20,815	800,545
Yum! Brands, Inc.	18,758	1,467,251

		25,746,695

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	18,491	758,131
Leggett & Platt, Inc.	7,753	346,094
Lennar Corp. Class A	15,178	796,845
Lennar Corp. Class B	933	39,830
Mohawk Industries, Inc. (a)	3,475	744,588
Newell Brands, Inc.	27,045	697,491
NVR, Inc. (a)	201	597,040
PulteGroup, Inc.	14,781	424,954
Toll Brothers, Inc.	7,960	294,440
Whirlpool Corp.	3,928	574,391

		5,273,804

HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	13,644	725,315
Clorox Co.	7,788	1,053,327
Colgate-Palmolive Co.	49,222	3,190,078
Kimberly-Clark Corp.	19,788	2,084,468
Procter & Gamble Co.	143,615	11,210,587
Spectrum Brands Holdings, Inc. (b)	3,390	276,691

		18,540,466

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	39,551	530,379
NRG Energy, Inc.	18,826	577,958
Vistra Energy Corp. (a)	19,984	472,822

		1,581,159

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	33,901	6,669,005
Carlisle Cos., Inc.	3,480	376,919
General Electric Co.	492,779	6,706,722
Honeywell International, Inc.	42,513	6,123,998
Roper Technologies, Inc.	5,665	1,563,030

		21,439,674

INSURANCE — 2.0%
Aflac, Inc.	44,497	1,914,261
Alleghany Corp.	883	507,698
Allstate Corp.	19,791	1,806,325
American Financial Group, Inc.	4,315	463,129
American International Group, Inc.	52,343	2,775,226
Arthur J Gallagher & Co.	10,234	668,076
Assurant, Inc.	2,659	275,180
Brighthouse Financial, Inc. (a)	6,628	265,584
Brown & Brown, Inc.	13,569	376,268
Cincinnati Financial Corp.	8,683	580,545
First American Financial Corp.	6,079	314,406
FNF Group	14,665	551,697
Hartford Financial Services Group, Inc.	21,308	1,089,478
Lincoln National Corp.	12,615	785,284
Loews Corp.	16,295	786,723
Markel Corp. (a)	780	845,793
Marsh & McLennan Cos., Inc.	29,358	2,406,475
MetLife, Inc.	51,031	2,224,952
Old Republic International Corp.	14,850	295,663
Principal Financial Group, Inc.	15,708	831,739
Progressive Corp.	32,518	1,923,440
Prudential Financial, Inc.	23,831	2,228,437
Reinsurance Group of America, Inc.	3,513	468,915
Torchmark Corp.	6,220	506,370
Travelers Cos., Inc.	15,784	1,931,015
Unum Group	13,082	483,903
WR Berkley Corp.	5,245	379,790

		27,686,372

INTERNET & CATALOG RETAIL — 4.1%
Amazon.com, Inc. (a)	23,236	39,496,553
Booking Holdings, Inc. (a)	2,796	5,667,743
Expedia Group, Inc.	6,931	833,037
Netflix, Inc. (a)	24,068	9,420,937
TripAdvisor, Inc. (a) (b)	5,880	327,575

		55,745,845

INTERNET SOFTWARE & SERVICES — 3.9%
Akamai Technologies, Inc. (a)	8,864	649,111
Alphabet, Inc. Class A (a)	17,110	19,320,441
eBay, Inc. (a)	55,289	2,004,779
Facebook, Inc. Class A (a)	135,315	26,294,411
GoDaddy, Inc. Class A (a)	6,528	460,877
GrubHub, Inc. (a)	4,846	508,394
IAC/InterActiveCorp (a)	4,285	653,420
LogMeIn, Inc.	2,633	271,857
MercadoLibre, Inc. (b)	2,273	679,468
Nutanix, Inc. Class A (a)	6,173	318,341
Twitter, Inc. (a)	37,391	1,632,865
VeriSign, Inc. (a)	5,170	710,461
Zillow Group, Inc. Class A (a)	2,672	159,652

		53,664,077

See accompanying notes to financial statements.

20

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
IT SERVICES — 4.4%
Alliance Data Systems Corp.	3,062	$714,058
Amdocs, Ltd.	8,207	543,221
Automatic Data Processing, Inc.	25,615	3,435,996
Black Knight, Inc. (a)	6,628	354,929
Booz Allen Hamilton Holding Corp.	8,526	372,842
Broadridge Financial Solutions, Inc.	6,228	716,843
Cognizant Technology Solutions Corp. Class A	33,564	2,651,220
DXC Technology Co.	15,724	1,267,512
EPAM Systems, Inc. (a)	2,773	344,767
Fidelity National Information Services, Inc.	18,962	2,010,541
First Data Corp. Class A (a)	27,046	566,073
Fiserv, Inc. (a)	23,876	1,768,973
FleetCor Technologies, Inc. (a)	5,199	1,095,169
Gartner, Inc. (a)	5,171	687,226
Global Payments, Inc.	8,293	924,587
International Business Machines Corp.	52,501	7,334,390
Jack Henry & Associates, Inc.	4,370	569,673
Leidos Holdings, Inc.	7,883	465,097
Mastercard, Inc. Class A	52,721	10,360,731
Paychex, Inc.	17,604	1,203,233
PayPal Holdings, Inc. (a)	65,043	5,416,131
Perspecta, Inc.	7,836	161,030
Sabre Corp.	11,337	279,344
Square, Inc. Class A (a)	15,324	944,571
Total System Services, Inc.	9,678	817,985
Visa, Inc. Class A (b)	103,327	13,685,661
Western Union Co.	26,381	536,326
WEX, Inc. (a)	2,524	480,771

		59,708,900

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	4,492	289,644
Hasbro, Inc.	6,924	639,154
Mattel, Inc. (b)	21,256	349,024
Polaris Industries, Inc.	3,660	447,179

		1,725,001

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	18,462	1,141,690
Bio-Rad Laboratories, Inc. Class A (a)	138	39,819
Bio-Techne Corp.	1,982	293,237
Charles River Laboratories International, Inc. (a)	2,479	278,293
Illumina, Inc. (a)	8,180	2,284,592
IQVIA Holdings, Inc. (a)	9,771	975,341
Mettler-Toledo International, Inc. (a)	1,410	815,868
PerkinElmer, Inc.	6,076	444,945
Thermo Fisher Scientific, Inc.	22,832	4,729,421
Waters Corp. (a)	4,355	843,084

		11,846,290

MACHINERY — 1.7%
AGCO Corp.	4,216	255,996
Allison Transmission Holdings, Inc.	7,823	316,753
Caterpillar, Inc.	33,971	4,608,846
Crane Co.	2,636	211,223
Cummins, Inc.	9,140	1,215,620
Deere & Co.	18,250	2,551,350
Donaldson Co., Inc.	7,112	320,893
Dover Corp.	8,648	633,034
Flowserve Corp.	8,018	323,927
Fortive Corp.	17,424	1,343,565
Gardner Denver Holdings, Inc. (a)	5,155	151,505
Graco, Inc.	8,754	395,856
IDEX Corp.	4,341	592,460
Illinois Tool Works, Inc.	19,158	2,654,149
Lincoln Electric Holdings, Inc.	3,259	286,010
Middleby Corp. (a) (b)	3,472	362,546
Nordson Corp.	2,773	356,081
Oshkosh Corp.	4,341	305,259
PACCAR, Inc.	19,204	1,189,880
Parker-Hannifin Corp.	7,212	1,123,990
Snap-on, Inc.	3,452	554,805
Stanley Black & Decker, Inc.	8,900	1,182,009
Toro Co.	6,045	364,211
WABCO Holdings, Inc. (a)	3,245	379,730
Wabtec Corp. (b)	5,148	507,490
Woodward, Inc.	3,352	257,635
Xylem, Inc.	10,319	695,294

		23,140,117

MEDIA — 1.3%
CBS Corp. Class B	716	40,253
Charter Communications, Inc. Class A (a)	10,048	2,946,174
Cinemark Holdings, Inc.	6,081	213,321
Comcast Corp. Class A	15,433	506,357
Discovery, Inc. Class A (a) (b)	10,722	294,855
DISH Network Corp. Class A (a)	11,571	388,901
Interpublic Group of Cos., Inc.	23,098	541,417
Liberty Broadband Corp. Class A (a)	1,692	127,983
Liberty Media Corp.-Liberty Braves Class A (a)	813	20,902
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	1,742	61,510
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,874	264,624
Lions Gate Entertainment Corp. Class A	4,329	107,446
Live Nation Entertainment, Inc. (a)	7,933	385,306
News Corp. Class B	6,135	97,240
Omnicom Group, Inc.	13,754	1,049,018
Sirius XM Holdings, Inc. (b)	82,112	555,898
Twenty-First Century Fox, Inc. Class B	28,514	1,404,885
Viacom, Inc. Class B	1,087	32,784
Walt Disney Co.	81,991	8,593,477

		17,632,351

METALS & MINING — 0.4%
Alcoa Corp. (a)	9,899	464,065
Freeport-McMoRan, Inc.	80,767	1,394,038
Newmont Mining Corp.	30,909	1,165,578
Nucor Corp.	17,544	1,096,500
Reliance Steel & Aluminum Co.	4,444	389,028
Royal Gold, Inc.	3,511	325,961
Steel Dynamics, Inc.	12,286	564,542
United States Steel Corp.	9,582	332,975

		5,732,687

See accompanying notes to financial statements.

21

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	23,270	$432,589
Annaly Capital Management, Inc. REIT	66,661	685,942
New Residential Investment Corp. REIT	17,902	313,106
Starwood Property Trust, Inc. REIT	14,712	319,397

		1,751,034

MULTI-UTILITIES — 1.0%
Ameren Corp.	13,727	835,288
CenterPoint Energy, Inc.	24,044	666,259
CMS Energy Corp.	15,764	745,322
Consolidated Edison, Inc.	17,358	1,353,577
Dominion Energy, Inc.	36,575	2,493,683
DTE Energy Co.	10,360	1,073,607
MDU Resources Group, Inc.	11,121	318,950
NiSource, Inc.	18,356	482,396
Public Service Enterprise Group, Inc.	28,075	1,519,980
SCANA Corp.	8,519	328,152
Sempra Energy	14,726	1,709,836
Vectren Corp.	4,448	317,810
WEC Energy Group, Inc.	17,406	1,125,298

		12,970,158

MULTILINE RETAIL — 0.5%
Dollar General Corp.	15,661	1,544,175
Dollar Tree, Inc. (a)	13,008	1,105,680
Kohl’s Corp. (b)	10,193	743,070
Macy’s, Inc.	18,105	677,670
Nordstrom, Inc.	7,631	395,133
Target Corp.	30,578	2,327,597

		6,793,325

OIL, GAS & CONSUMABLE FUELS — 5.7%
Anadarko Petroleum Corp.	29,867	2,187,758
Andeavor	8,130	1,066,493
Antero Resources Corp. (a)	13,720	292,922
Apache Corp.	22,229	1,039,206
Cabot Oil & Gas Corp.	25,421	605,020
Cheniere Energy, Inc. (a)	13,806	900,013
Chevron Corp.	109,018	13,783,146
Cimarex Energy Co.	5,258	534,949
Concho Resources, Inc. (a)	8,657	1,197,696
ConocoPhillips	66,593	4,636,205
Devon Energy Corp.	29,706	1,305,876
Diamondback Energy, Inc.	5,339	702,452
Energen Corp. (a)	5,996	436,629
EOG Resources, Inc.	32,813	4,082,922
EQT Corp.	14,358	792,274
Exxon Mobil Corp.	242,498	20,061,860
Hess Corp.	16,298	1,090,173
HollyFrontier Corp.	10,387	710,782
Kinder Morgan, Inc.	107,139	1,893,146
Marathon Oil Corp.	50,026	1,043,542
Marathon Petroleum Corp.	27,451	1,925,962
Murphy Oil Corp. (b)	8,752	295,555
Newfield Exploration Co. (a)	11,979	362,365
Noble Energy, Inc.	28,232	996,025
Occidental Petroleum Corp.	44,129	3,692,715
ONEOK, Inc.	23,275	1,625,293
Parsley Energy, Inc. Class A (a)	13,861	419,711
Phillips 66	26,995	3,031,808
Pioneer Natural Resources Co.	9,738	1,842,819
RSP Permian, Inc. (a)	8,543	376,063
Targa Resources Corp.	12,500	618,625
Valero Energy Corp.	24,869	2,756,231
Williams Cos., Inc.	46,038	1,248,090
WPX Energy, Inc. (a)	24,802	447,180

		78,001,506

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	27,786	391,783
Estee Lauder Cos., Inc. Class A	12,763	1,821,152
Herbalife Nutrition, Ltd. (a)	8,710	467,901

		2,680,836

PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	93,027	5,148,114
Catalent, Inc. (a)	6,935	290,507
Eli Lilly & Co.	55,139	4,705,011
Johnson & Johnson	153,799	18,661,971
Merck & Co., Inc.	153,797	9,335,478
Mylan NV (a)	27,483	993,235
Nektar Therapeutics (a)	9,001	439,519
Pfizer, Inc.	339,456	12,315,464
Zoetis, Inc.	28,439	2,422,718

		54,312,017

PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	2,086	860,746
Equifax, Inc.	6,907	864,135
ManpowerGroup, Inc.	3,551	305,599
Nielsen Holdings PLC	21,660	669,944
Robert Half International, Inc.	7,031	457,718
TransUnion	10,849	777,222
Verisk Analytics, Inc. (a)	9,473	1,019,674

		4,955,038

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	18,997	906,917
Howard Hughes Corp. (a)	2,529	335,092
Jones Lang LaSalle, Inc.	2,600	431,574

		1,673,583

ROAD & RAIL — 1.1%
AMERCO	357	127,146
CSX Corp.	51,162	3,263,112
Genesee & Wyoming, Inc. Class A (a)	3,619	294,297
JB Hunt Transport Services, Inc.	5,187	630,480
Kansas City Southern	6,103	646,674
Knight-Swift Transportation Holdings, Inc.	6,944	265,330
Norfolk Southern Corp.	17,223	2,598,434
Old Dominion Freight Line, Inc.	3,506	522,254
Union Pacific Corp.	44,150	6,255,172

		14,602,899

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a) (b)	54,413	815,651
Analog Devices, Inc.	20,813	1,996,383
Applied Materials, Inc.	60,550	2,796,805

See accompanying notes to financial statements.

22

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Broadcom, Inc.	23,257	$5,643,078
Cavium, Inc. (a)	3,615	312,698
Cypress Semiconductor Corp.	18,303	285,161
First Solar, Inc. (a) (b)	4,255	224,068
Intel Corp. (a)	267,168	13,280,921
KLA-Tencor Corp.	8,983	921,027
Lam Research Corp.	9,252	1,599,208
Maxim Integrated Products, Inc.	15,616	916,035
Microchip Technology, Inc. (b)	12,991	1,181,531
Micron Technology, Inc. (a)	63,134	3,310,747
MKS Instruments, Inc.	2,680	256,476
NVIDIA Corp.	31,605	7,487,224
ON Semiconductor Corp. (a)	22,254	494,818
Qorvo, Inc. (a)	7,133	571,853
QUALCOMM, Inc.	83,926	4,709,927
Skyworks Solutions, Inc.	10,351	1,000,424
Teradyne, Inc.	10,560	402,019
Texas Instruments, Inc.	55,931	6,166,393
Universal Display Corp. (b)	2,583	222,138
Xilinx, Inc.	14,571	950,903

		55,545,488

SOFTWARE — 6.5%
Activision Blizzard, Inc.	40,993	3,128,586
Adobe Systems, Inc. (a)	27,969	6,819,122
ANSYS, Inc. (a)	4,506	784,855
Aspen Technology, Inc. (a)	4,205	389,972
Autodesk, Inc. (a)	12,172	1,595,628
CA, Inc.	18,929	674,819
Cadence Design Systems, Inc. (a)	14,898	645,232
CDK Global, Inc.	7,849	510,577
Citrix Systems, Inc. (a)	7,824	820,268
Dell Technologies, Inc. Class V (a)	9,922	839,203
Electronic Arts, Inc. (a)	17,473	2,464,042
Fortinet, Inc. (a)	7,783	485,893
Guidewire Software, Inc. (a)	4,350	386,193
Intuit, Inc.	13,912	2,842,291
Microsoft Corp.	434,844	42,879,967
Nuance Communications, Inc. (a)	18,911	262,579
Oracle Corp.	169,019	7,446,977
Paycom Software, Inc. (a) (b)	2,673	264,173
Proofpoint, Inc. (a)	2,673	308,224
PTC, Inc. (a)	6,227	584,155
Red Hat, Inc. (a)	10,236	1,375,411
salesforce.com, Inc. (a)	39,598	5,401,167
ServiceNow, Inc. (a)	10,006	1,725,735
Splunk, Inc. (a)	7,821	775,139
SS&C Technologies Holdings, Inc.	10,040	521,076
Symantec Corp.	36,373	751,102
Synopsys, Inc. (a)	8,028	686,956
Tableau Software, Inc. Class A (a)	3,564	348,381
Take-Two Interactive Software, Inc. (a)	6,130	725,547
Tyler Technologies, Inc. (a)	2,068	459,303
Ultimate Software Group, Inc. (a)	1,729	444,889
VMware, Inc. Class A (a)	4,144	609,044
Workday, Inc. Class A (a)	7,761	940,012

		88,896,518

SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	4,439	602,372
AutoZone, Inc. (a)	1,521	1,020,484
Best Buy Co., Inc.	14,639	1,091,777
Burlington Stores, Inc. (a)	3,605	542,661
CarMax, Inc. (a) (b)	10,916	795,449
Floor & Decor Holdings, Inc. Class A (a) (b)	3,955	195,100
Foot Locker, Inc.	6,262	329,694
Gap, Inc.	13,799	446,950
Home Depot, Inc.	65,966	12,869,967
L Brands, Inc.	13,186	486,300
Lowe’s Cos., Inc.	47,702	4,558,880
O’Reilly Automotive, Inc. (a)	4,817	1,317,787
Ross Stores, Inc.	21,459	1,818,650
Tiffany & Co.	6,930	911,988
TJX Cos., Inc.	36,302	3,455,224
Tractor Supply Co.	6,878	526,098
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,335	778,589
Williams-Sonoma, Inc. (b)	4,435	272,220

		32,020,190

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	290,501	53,774,640
Hewlett Packard Enterprise Co.	89,987	1,314,710
HP, Inc.	92,277	2,093,765
NetApp, Inc.	15,675	1,230,958
Western Digital Corp.	16,469	1,274,865
Xerox Corp.	15,327	367,848

		60,056,786

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	2,650	287,234
Columbia Sportswear Co.	1,582	144,706
Hanesbrands, Inc. (b)	18,771	413,337
Lululemon Athletica, Inc. (a)	5,379	671,568
NIKE, Inc. Class B	72,427	5,770,983
PVH Corp.	4,353	651,731
Ralph Lauren Corp.	2,926	367,857
Tapestry, Inc.	16,439	767,866
Under Armour, Inc. Class A (a) (b)	9,365	210,525
VF Corp.	22,293	1,817,325

		11,103,132

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	28,489	314,519

TOBACCO — 1.0%
Altria Group, Inc.	108,252	6,147,631
Philip Morris International, Inc.	88,388	7,136,447

		13,284,078

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	16,404	789,525
HD Supply Holdings, Inc. (a)	11,271	483,413
United Rentals, Inc. (a)	4,763	703,114
W.W. Grainger, Inc.	2,670	823,428
Watsco, Inc.	1,728	308,068

		3,107,548

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	9,648	823,746

See accompanying notes to financial statements.

23

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Aqua America, Inc.	9,644	$339,276

		1,163,022

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	17,343	1,036,244

TOTAL COMMON STOCKS (Cost $1,334,719,296)		1,360,163,754

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	1,179,012	1,179,012
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	2,118,347	2,118,347

TOTAL SHORT-TERM INVESTMENTS (Cost $3,297,359)		3,297,359

TOTAL INVESTMENTS — 100.1% (Cost $1,338,016,655)		1,363,461,113
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(964,676)

NET ASSETS — 100.0%		$1,362,496,437

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

At June 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 1000 Index (long)	4	09/21/2018	$308,600	$302,400	$(6,200)

During the period ended June 30, 2018, average notional value related to futures contracts was $257,445 or less than 0.5% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$39,497,410	$—	$—	$39,497,410
Air Freight & Logistics	9,509,459	—	—	9,509,459
Airlines	6,614,593	—	—	6,614,593
Auto Components	2,684,970	—	—	2,684,970
Automobiles	8,485,879	—	—	8,485,879
Banks	89,738,137	—	—	89,738,137
Beverages	24,939,384	—	—	24,939,384
Biotechnology	39,116,713	—	—	39,116,713
Building Products	2,303,151	—	—	2,303,151
Capital Markets	44,282,294	—	—	44,282,294
Chemicals	26,409,663	—	—	26,409,663
Commercial Services & Supplies	5,995,804	—	—	5,995,804
Communications Equipment	16,477,393	—	—	16,477,393
Construction & Engineering	1,504,342	—	—	1,504,342
Construction Materials	2,058,043	—	—	2,058,043

See accompanying notes to financial statements.

24

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Consumer Finance	$11,594,130	$—	$—	$11,594,130
Containers & Packaging	5,559,270	—	—	5,559,270
Distributors	1,630,802	—	—	1,630,802
Diversified Consumer Services	1,399,744	—	—	1,399,744
Diversified Financial Services	7,034,994	—	—	7,034,994
Diversified Telecommunication Services	26,704,861	—	—	26,704,861
Electric Utilities	25,144,388	—	—	25,144,388
Electrical Equipment	5,174,701	—	—	5,174,701
Electronic Equipment, Instruments & Components	8,063,305	—	—	8,063,305
Energy Equipment & Services	9,811,644	—	—	9,811,644
Equity Real Estate Investment Trusts (REITS)	46,218,846	—	—	46,218,846
Food & Staples Retailing	19,027,813	—	—	19,027,813
Food Products	17,934,345	—	—	17,934,345
Gas Utilities	1,304,672	—	—	1,304,672
Health Care Equipment & Supplies	36,488,469	—	—	36,488,469
Health Care Providers & Services	41,818,867	—	—	41,818,867
Health Care Technology	1,904,309	—	—	1,904,309
Hotels, Restaurants & Leisure	25,746,695	—	—	25,746,695
Household Durables	5,273,804	—	—	5,273,804
Household Products	18,540,466	—	—	18,540,466
Independent Power Producers & Energy Traders	1,581,159	—	—	1,581,159
Industrial Conglomerates	21,439,674	—	—	21,439,674
Insurance	27,686,372	—	—	27,686,372
Internet & Catalog Retail	55,745,845	—	—	55,745,845
Internet Software & Services	53,664,077	—	—	53,664,077
IT Services	59,708,900	—	—	59,708,900
Leisure Equipment & Products	1,725,001	—	—	1,725,001
Life Sciences Tools & Services	11,846,290	—	—	11,846,290
Machinery	23,140,117	—	—	23,140,117
Media	17,632,351	—	—	17,632,351
Metals & Mining	5,732,687	—	—	5,732,687
Mortgage Real Estate Investment Trust (REITs)	1,751,034	—	—	1,751,034
Multi-Utilities	12,970,158	—	—	12,970,158
Multiline Retail	6,793,325	—	—	6,793,325
Oil, Gas & Consumable Fuels	78,001,506	—	—	78,001,506
Personal Products	2,680,836	—	—	2,680,836
Pharmaceuticals	54,312,017	—	—	54,312,017
Professional Services	4,955,038	—	—	4,955,038
Real Estate Management & Development	1,673,583	—	—	1,673,583
Road & Rail	14,602,899	—	—	14,602,899
Semiconductors & Semiconductor Equipment	55,545,488	—	—	55,545,488
Software	88,896,518	—	—	88,896,518
Specialty Retail	32,020,190	—	—	32,020,190
Technology Hardware, Storage & Peripherals	60,056,786	—	—	60,056,786
Textiles, Apparel & Luxury Goods	11,103,132	—	—	11,103,132
Thrifts & Mortgage Finance	314,519	—	—	314,519
Tobacco	13,284,078	—	—	13,284,078
Trading Companies & Distributors	3,107,548	—	—	3,107,548
Water Utilities	1,163,022	—	—	1,163,022
Wireless Telecommunication Services	1,036,244	—	—	1,036,244
Short-Term Investments	3,297,359	—	—	3,297,359

TOTAL INVESTMENTS	$1,363,461,113	$—	$—	$1,363,461,113

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(6,200)	—	—	(6,200)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,200)	$—	$—	$(6,200)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

25

SPDR Portfolio Large Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	2,488	$223,248	$2,106,926	$240,934	$87,604	$(214,879)	21,076	$1,961,965	$21,491	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,308	296,308	30,106,313	29,223,609	—	—	1,179,012	1,179,012	11,769	—
State Street Navigator Securities Lending Government Money Market Portfolio	245,172	245,172	21,453,915	19,580,740	—	—	2,118,347	2,118,347	17,487	—

TOTAL		$764,728	$53,667,154	$49,045,283	$87,604	$(214,879)		$5,259,324	$50,747	$—

See accompanying notes to financial statements.

26

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	9,820	$456,532
Aerojet Rocketdyne Holdings, Inc. (a)	23,022	678,919
Aerovironment, Inc. (a)	6,547	467,652
Axon Enterprise, Inc. (a)	17,479	1,104,323
Cubic Corp.	7,731	496,330
Curtiss-Wright Corp.	13,487	1,605,223
Engility Holdings, Inc. (a)	5,653	173,208
Esterline Technologies Corp. (a)	8,005	590,769
KLX, Inc. (a)	15,339	1,102,874
Mercury Systems, Inc. (a)	14,627	556,704
Moog, Inc. Class A	9,872	769,621
National Presto Industries, Inc. (b)	1,498	185,752
Teledyne Technologies, Inc. (a)	10,866	2,162,986
Triumph Group, Inc. (b)	14,225	278,810

		10,629,703

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	7,726	553,954
Echo Global Logistics, Inc. (a)	8,177	239,178
Forward Air Corp.	9,127	539,223
Hub Group, Inc. Class A (a)	10,299	512,890

		1,845,245

AIRLINES — 0.5%
Allegiant Travel Co. (b)	3,766	523,286
Hawaiian Holdings, Inc.	15,193	546,188
JetBlue Airways Corp. (a)	95,800	1,818,284
SkyWest, Inc.	15,836	821,888

		3,709,646

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	30,148	469,103
Cooper Tire & Rubber Co. (b)	15,718	413,383
Cooper-Standard Holdings, Inc. (a)	5,036	658,054
Dana, Inc.	39,505	797,606
Delphi Technologies PLC	27,199	1,236,467
Dorman Products, Inc. (a)	9,155	625,378
Fox Factory Holding Corp. (a)	11,528	536,628
Gentex Corp.	83,334	1,918,349
Gentherm, Inc. (a)	11,173	439,099
LCI Industries	7,677	692,082
Motorcar Parts of America, Inc. (a) (b)	5,675	106,179
Standard Motor Products, Inc.	6,189	299,176
Superior Industries International, Inc.	6,925	123,957

		8,315,461

AUTOMOBILES — 0.2%
Thor Industries, Inc.	14,416	1,403,974
Winnebago Industries, Inc.	8,759	355,616

		1,759,590

BANKS — 8.2%
Ameris Bancorp	12,507	667,248
Associated Banc-Corp.	51,107	1,395,221
Banc of California, Inc.	12,956	253,290
BancorpSouth Bank	25,300	833,635
Bank of Hawaii Corp.	12,988	1,083,459
Bank of the Ozarks, Inc.	37,001	1,666,525
Banner Corp.	10,071	605,569
Berkshire Hills Bancorp, Inc.	11,225	455,735
Boston Private Financial Holdings, Inc.	25,582	406,754
Brookline Bancorp, Inc.	23,294	433,268
Cathay General Bancorp	23,131	936,574
Central Pacific Financial Corp.	9,148	262,090
Chemical Financial Corp.	21,856	1,216,724
City Holding Co.	4,640	349,067
Columbia Banking System, Inc.	22,212	908,471
Commerce Bancshares, Inc.	28,695	1,856,853
Community Bank System, Inc.	15,454	912,868
Cullen/Frost Bankers, Inc.	17,646	1,910,003
Customers Bancorp, Inc. (a)	9,132	259,166
CVB Financial Corp.	31,136	698,069
East West Bancorp, Inc.	43,915	2,863,258
Fidelity Southern Corp.	6,488	164,860
First BanCorp (a)	56,013	428,499
First Commonwealth Financial Corp.	30,027	465,719
First Financial Bancorp	29,649	908,742
First Financial Bankshares, Inc. (b)	20,413	1,039,022
First Horizon National Corp.	99,836	1,781,074
First Midwest Bancorp, Inc.	31,305	797,338
FNB Corp.	98,812	1,326,057
Franklin Financial Network, Inc. (a)	3,476	130,698
Fulton Financial Corp.	53,213	878,015
Glacier Bancorp, Inc.	24,008	928,629
Great Western Bancorp, Inc.	17,984	755,148
Green Bancorp, Inc.	7,615	164,484
Hancock Whitney Corp.	25,924	1,209,355
Hanmi Financial Corp.	9,764	276,809
Heritage Financial Corp.	8,600	299,710
Home BancShares, Inc.	48,315	1,089,986
Hope Bancorp, Inc.	39,472	703,786
Independent Bank Corp./MA	8,386	657,462
International Bancshares Corp.	16,508	706,542
LegacyTexas Financial Group, Inc.	12,856	501,641
MB Financial, Inc.	25,651	1,197,902
National Bank Holdings Corp. Class A	8,143	314,238
NBT Bancorp, Inc.	13,285	506,823
OFG Bancorp	13,251	186,177
Old National Bancorp	40,800	758,880
Opus Bank	5,406	155,152
Pacific Premier Bancorp, Inc. (a)	11,871	452,879
PacWest Bancorp	38,171	1,886,411
Pinnacle Financial Partners, Inc.	22,499	1,380,314
Prosperity Bancshares, Inc.	21,293	1,455,589
S&T Bancorp, Inc.	10,691	462,279
Seacoast Banking Corp. of Florida (a)	14,474	457,089
ServisFirst Bancshares, Inc. (b)	13,650	569,615
Signature Bank (a)	16,246	2,077,538
Simmons First National Corp. Class A	23,912	714,969
Southside Bancshares, Inc.	8,397	282,811
Sterling Bancorp	68,785	1,616,448
Synovus Financial Corp.	35,982	1,900,929
TCF Financial Corp.	50,884	1,252,764
Texas Capital Bancshares, Inc. (a)	15,138	1,385,127
Tompkins Financial Corp.	3,731	320,418
Trustmark Corp.	20,806	678,900
UMB Financial Corp.	13,418	1,022,854
Umpqua Holdings Corp.	67,384	1,522,205
United Bankshares, Inc.	31,925	1,162,070

See accompanying notes to financial statements.

27

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
United Community Banks, Inc.	22,628	$694,001
Valley National Bancorp	80,283	976,241
Webster Financial Corp.	28,055	1,787,104
Westamerica Bancorporation	8,025	453,493
Wintrust Financial Corp.	17,134	1,491,515

		64,310,158

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	2,674	801,398
Coca-Cola Bottling Co. Consolidated	826	111,617
MGP Ingredients, Inc.	3,782	335,880

		1,248,895

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a)	14,281	409,865
AMAG Pharmaceuticals, Inc. (a)	10,636	207,402
Cytokinetics, Inc. (a)	14,615	121,305
Eagle Pharmaceuticals, Inc. (a) (b)	2,611	197,548
Emergent BioSolutions, Inc. (a)	10,633	536,860
Enanta Pharmaceuticals, Inc. (a)	4,420	512,278
Exelixis, Inc. (a)	84,800	1,824,896
Ligand Pharmaceuticals, Inc. (a) (b)	6,461	1,338,525
MiMedx Group, Inc. (a) (b)	17,303	110,566
Momenta Pharmaceuticals, Inc. (a)	23,563	481,863
Myriad Genetics, Inc. (a) (b)	21,256	794,337
Progenics Pharmaceuticals, Inc. (a) (b)	21,285	171,132
REGENXBIO, Inc. (a)	7,956	570,843
Repligen Corp. (a)	11,546	543,124
Spectrum Pharmaceuticals, Inc. (a)	27,744	581,514
United Therapeutics Corp. (a)	13,195	1,493,014

		9,895,072

BUILDING PRODUCTS — 1.0%
AAON, Inc.	12,210	405,982
American Woodmark Corp. (a)	4,373	400,348
Apogee Enterprises, Inc.	8,728	420,428
Gibraltar Industries, Inc. (a)	9,609	360,337
Griffon Corp.	9,216	164,045
Insteel Industries, Inc.	5,438	181,629
Lennox International, Inc.	11,242	2,250,086
Patrick Industries, Inc. (a)	7,365	418,700
PGT Innovations, Inc. (a)	15,395	320,986
Quanex Building Products Corp.	10,783	193,555
Simpson Manufacturing Co., Inc.	12,656	787,077
Trex Co., Inc. (a)	17,932	1,122,364
Universal Forest Products, Inc.	18,806	688,676

		7,714,213

CAPITAL MARKETS — 2.5%
Donnelley Financial Solutions, Inc. (a)	9,331	162,079
Eaton Vance Corp.	36,407	1,900,081
Evercore, Inc. Class A	12,479	1,315,911
FactSet Research Systems, Inc.	11,766	2,330,845
Federated Investors, Inc. Class B	28,880	673,482
Financial Engines, Inc.	19,445	873,080
Greenhill & Co., Inc. (b)	7,229	205,304
Interactive Brokers Group, Inc. Class A	21,803	1,404,331
INTL. FCStone, Inc. (a)	4,626	239,210
Investment Technology Group, Inc.	9,949	208,133
Janus Henderson Group PLC	55,163	1,695,159
Legg Mason, Inc.	25,912	899,924
MarketAxess Holdings, Inc.	11,377	2,251,053
Piper Jaffray Cos.	4,389	337,295
SEI Investments Co.	39,700	2,482,044
Stifel Financial Corp.	21,619	1,129,593
Virtus Investment Partners, Inc.	2,232	285,584
Waddell & Reed Financial, Inc. Class A (b)	25,350	455,539
WisdomTree Investments, Inc.	34,997	317,773

		19,166,420

CHEMICALS — 2.8%
A Schulman, Inc.	9,070	403,615
AdvanSix, Inc. (a)	9,238	338,388
American Vanguard Corp.	7,881	180,869
Ashland Global Holdings, Inc.	19,019	1,486,905
Balchem Corp.	9,724	954,313
Cabot Corp.	18,815	1,162,202
Chemours Co.	53,974	2,394,287
Flotek Industries, Inc. (a) (b)	8,081	26,102
FutureFuel Corp.	7,505	105,145
Hawkins, Inc.	2,747	97,106
HB Fuller Co.	15,364	824,739
Ingevity Corp. (a)	12,884	1,041,800
Innophos Holdings, Inc.	6,196	294,930
Innospec, Inc.	7,353	562,872
Koppers Holdings, Inc. (a)	6,502	249,352
Kraton Corp. (a)	9,679	446,589
LSB Industries, Inc. (a) (b)	2,705	14,336
Minerals Technologies, Inc.	10,834	816,342
NewMarket Corp.	2,781	1,124,914
Olin Corp.	50,776	1,458,287
PolyOne Corp.	24,098	1,041,516
Quaker Chemical Corp.	4,105	635,741
Rayonier Advanced Materials, Inc. (b)	15,945	272,500
RPM International, Inc.	40,774	2,377,940
Scotts Miracle-Gro Co. (b)	11,679	971,226
Sensient Technologies Corp.	13,065	934,801
Stepan Co.	5,956	464,628
Tredegar Corp.	7,931	186,378
Valvoline, Inc.	59,101	1,274,809

		22,142,632

COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	19,978	582,958
Brady Corp. Class A	14,729	567,803
Brink’s Co.	15,485	1,234,929
Clean Harbors, Inc. (a)	15,794	877,357
Deluxe Corp.	14,698	973,154
Essendant, Inc.	10,673	141,097
Healthcare Services Group, Inc. (b)	22,330	964,433
Herman Miller, Inc.	18,292	620,099
HNI Corp.	13,334	496,025
Interface, Inc.	18,471	423,909
LSC Communications, Inc.	8,860	138,747
Matthews International Corp. Class A	9,836	578,357
Mobile Mini, Inc.	13,593	637,512
MSA Safety, Inc.	10,399	1,001,839
Multi-Color Corp.	4,166	269,332
Pitney Bowes, Inc.	56,786	486,656
Rollins, Inc.	29,040	1,526,923
RR Donnelley & Sons Co.	15,797	90,991
Team, Inc. (a) (b)	9,075	209,632

See accompanying notes to financial statements.

28

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Tetra Tech, Inc.	17,040	$996,840
UniFirst Corp.	4,712	833,553
US Ecology, Inc.	6,811	433,861
Viad Corp.	6,184	335,482

		14,421,489

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	14,468	214,850
Applied Optoelectronics, Inc. (a) (b)	5,853	262,800
ARRIS International PLC (a)	52,822	1,291,234
CalAmp Corp. (a)	10,710	250,935
Ciena Corp. (a)	43,847	1,162,384
Comtech Telecommunications Corp.	7,062	225,137
Digi International, Inc. (a)	7,965	105,138
Extreme Networks, Inc. (a)	9,359	74,498
Finisar Corp. (a) (b)	34,761	625,698
Harmonic, Inc. (a)	24,297	103,262
InterDigital, Inc. (a)	10,603	857,783
Lumentum Holdings, Inc. (a) (b)	19,001	1,100,158
NETGEAR, Inc. (a)	9,677	604,812
NetScout Systems, Inc. (a)	24,129	716,631
Oclaro, Inc. (a)	51,496	459,859
Plantronics, Inc.	10,151	774,014
ViaSat, Inc. (a) (b)	16,592	1,090,426
Viavi Solutions, Inc. (a)	69,097	707,553

		10,627,172

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	48,310	1,595,679
Aegion Corp. (a)	9,979	256,959
Comfort Systems USA, Inc.	11,290	517,082
Dycom Industries, Inc. (a)	9,501	897,940
EMCOR Group, Inc.	17,985	1,370,097
Granite Construction, Inc.	13,647	759,592
KBR, Inc.	42,962	769,879
MYR Group, Inc. (a)	4,989	176,910
Orion Group Holdings, Inc. (a)	8,529	70,450
Valmont Industries, Inc.	6,915	1,042,436

		7,457,024

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	14,537	1,525,949
US Concrete, Inc. (a) (b)	4,316	226,590

		1,752,539

CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a)	7,219	264,215
Enova International, Inc. (a)	10,040	366,962
EZCORP, Inc. Class A (a) (b)	15,367	185,172
FirstCash, Inc.	13,944	1,252,869
Green Dot Corp. Class A (a)	14,015	1,028,561
Navient Corp.	80,232	1,045,423
PRA Group, Inc. (a)	13,836	533,378
SLM Corp. (a)	132,084	1,512,362
World Acceptance Corp. (a)	1,816	201,594

		6,390,536

CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	19,007	1,774,874
Bemis Co., Inc.	27,830	1,174,704
Greif, Inc. Class A	7,909	418,307
Myers Industries, Inc.	8,396	161,203
Owens-Illinois, Inc. (a)	49,874	838,382
Silgan Holdings, Inc.	22,590	606,090
Sonoco Products Co.	30,410	1,596,525

		6,570,085

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	13,998	317,755
Pool Corp.	12,308	1,864,662

		2,182,417

DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc. (a)	18,507	890,187
American Public Education, Inc. (a)	5,037	212,058
Capella Education Co.	3,659	361,143
Career Education Corp. (a)	19,837	320,764
Graham Holdings Co. Class B	1,283	751,966
Regis Corp. (a)	10,551	174,514
Service Corp. International	55,507	1,986,595
Sotheby’s (a)	11,360	617,302
Strayer Education, Inc.	3,267	369,204

		5,683,733

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	3,252	171,608
Cincinnati Bell, Inc. (a)	12,763	200,379
Cogent Communications Holdings, Inc.	12,566	671,025
Consolidated Communications Holdings, Inc.	19,234	237,732
Frontier Communications Corp. (b)	16,153	86,580
Iridium Communications, Inc. (a) (b)	25,272	406,879
Vonage Holdings Corp. (a)	63,542	819,056

		2,593,259

ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	15,535	1,202,564
El Paso Electric Co.	12,320	728,112
Hawaiian Electric Industries, Inc.	33,106	1,135,536
IDACORP, Inc.	15,416	1,421,972
OGE Energy Corp.	60,828	2,141,754
PNM Resources, Inc.	24,229	942,508

		7,572,446

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	12,416	1,438,642
AZZ, Inc.	7,876	342,212
Encore Wire Corp.	6,434	305,293
EnerSys	12,844	958,676
Hubbell, Inc.	16,728	1,768,819
nVent Electric PLC (a)	49,088	1,232,109
Powell Industries, Inc.	2,845	99,091
Regal Beloit Corp.	13,497	1,104,055
Vicor Corp. (a)	5,008	218,098

		7,466,995

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Anixter International, Inc. (a)	8,774	555,394
Arrow Electronics, Inc. (a)	26,836	2,020,214
Avnet, Inc.	35,687	1,530,615
Badger Meter, Inc.	8,876	396,757
Bel Fuse, Inc. Class B	2,849	59,544
Belden, Inc. (b)	12,250	748,720

See accompanying notes to financial statements.

29

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Benchmark Electronics, Inc.	14,581	$425,036
Cognex Corp.	52,419	2,338,412
Coherent, Inc. (a)	5,972	934,140
Control4 Corp. (a)	5,954	144,742
CTS Corp.	9,910	356,760
Daktronics, Inc.	11,752	100,010
Electro Scientific Industries, Inc. (a)	10,529	166,042
ePlus, Inc. (a)	4,213	396,443
Fabrinet (a)	11,414	421,062
FARO Technologies, Inc. (a)	5,019	272,783
II-VI, Inc. (a)	16,895	734,088
Insight Enterprises, Inc. (a)	10,843	530,548
Itron, Inc. (a)	10,413	625,301
Jabil, Inc.	51,813	1,433,148
KEMET Corp. (a)	14,978	361,719
Keysight Technologies, Inc. (a)	56,675	3,345,525
Knowles Corp. (a)	27,282	417,415
Littelfuse, Inc.	7,662	1,748,315
Methode Electronics, Inc.	11,195	451,158
MTS Systems Corp.	5,528	291,049
National Instruments Corp.	32,825	1,377,993
OSI Systems, Inc. (a)	5,254	406,292
Park Electrochemical Corp.	5,714	132,508
Plexus Corp. (a)	10,260	610,880
Rogers Corp. (a)	5,594	623,507
Sanmina Corp. (a)	20,600	603,580
ScanSource, Inc. (a)	8,065	325,020
SYNNEX Corp.	8,962	864,923
Tech Data Corp. (a)	10,571	868,091
Trimble, Inc. (a)	75,517	2,479,978
TTM Technologies, Inc. (a)	28,155	496,373
VeriFone Systems, Inc. (a)	33,954	774,830
Vishay Intertechnology, Inc.	40,397	937,210
Zebra Technologies Corp. Class A (a)	16,253	2,328,242

		33,634,367

ENERGY EQUIPMENT & SERVICES — 2.1%
Apergy Corp. (a)	23,296	972,608
Archrock, Inc.	39,160	469,920
Bristow Group, Inc. (b)	9,843	138,885
C&J Energy Services, Inc. (a) (b)	19,660	463,976
CARBO Ceramics, Inc. (a) (b)	6,357	58,294
Core Laboratories NV (b)	13,500	1,703,835
Diamond Offshore Drilling, Inc. (a) (b)	19,428	405,268
Dril-Quip, Inc. (a)	11,569	594,647
Ensco PLC Class A (b)	132,813	964,222
Era Group, Inc. (a)	6,055	78,412
Exterran Corp. (a)	9,645	241,511
Geospace Technologies Corp. (a)	3,981	55,973
Gulf Island Fabrication, Inc.	4,077	36,693
Helix Energy Solutions Group, Inc. (a)	40,541	337,707
Matrix Service Co. (a)	7,989	146,598
McDermott International, Inc. (a) (b)	54,797	1,076,761
Nabors Industries, Ltd.	103,964	666,409
Newpark Resources, Inc. (a)	26,689	289,576
Noble Corp. PLC (a) (b)	70,456	445,986
Oceaneering International, Inc.	29,555	752,470
Oil States International, Inc. (a)	18,349	589,003
Patterson-UTI Energy, Inc.	68,042	1,224,756
Pioneer Energy Services Corp. (a)	23,523	137,610
ProPetro Holding Corp. (a)	22,109	346,669
Rowan Cos. PLC Class A (a)	34,501	559,606
SEACOR Holdings, Inc. (a)	5,034	288,297
Superior Energy Services, Inc. (a)	44,334	431,813
TETRA Technologies, Inc. (a)	34,551	153,752
Transocean, Ltd. (a) (b)	132,482	1,780,558
Unit Corp. (a)	16,211	414,353
US Silica Holdings, Inc. (b)	24,106	619,283

		16,445,451

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.0%
Acadia Realty Trust REIT	25,183	689,259
Agree Realty Corp. REIT	9,575	505,273
Alexander & Baldwin, Inc.	18,473	434,116
American Assets Trust, Inc. REIT	12,549	480,501
American Campus Communities, Inc. REIT	41,701	1,788,139
Armada Hoffler Properties, Inc. REIT	13,684	203,892
Camden Property Trust REIT	28,217	2,571,415
CareTrust REIT, Inc.	23,493	392,098
CBL & Associates Properties, Inc. REIT (b)	51,956	289,395
Cedar Realty Trust, Inc. REIT	23,633	111,548
Chatham Lodging Trust REIT	13,948	295,977
Chesapeake Lodging Trust REIT	18,238	577,050
Community Healthcare Trust, Inc. REIT	5,264	157,236
CoreCivic, Inc. REIT	35,988	859,753
CoreSite Realty Corp. REIT	10,491	1,162,613
Corporate Office Properties Trust REIT	30,668	889,065
Cousins Properties, Inc. REIT	128,625	1,246,376
CyrusOne, Inc. REIT	29,462	1,719,402
DCT Industrial Trust, Inc. REIT	28,565	1,906,143
DiamondRock Hospitality Co. REIT	60,825	746,931
Douglas Emmett, Inc. REIT	48,737	1,958,253
Easterly Government Properties, Inc. REIT	13,490	266,562
EastGroup Properties, Inc. REIT	10,591	1,012,076
Education Realty Trust, Inc. REIT	23,054	956,741
EPR Properties REIT	19,638	1,272,346
First Industrial Realty Trust, Inc. REIT	36,834	1,228,046
Four Corners Property Trust, Inc. REIT	18,479	455,138
Franklin Street Properties Corp. REIT	32,542	278,560
GEO Group, Inc. REIT	37,681	1,037,735
Getty Realty Corp. REIT	9,836	277,080
Global Net Lease, Inc. REIT (b)	20,618	421,226
Government Properties Income Trust REIT (b)	30,457	482,743
Healthcare Realty Trust, Inc. REIT	38,186	1,110,449
Hersha Hospitality Trust REIT	11,655	250,000
Highwoods Properties, Inc. REIT	31,577	1,601,901
Hospitality Properties Trust REIT	50,085	1,432,932
Independence Realty Trust, Inc. REIT	25,224	260,059
JBG SMITH Properties REIT	28,459	1,037,900
Kilroy Realty Corp. REIT	30,071	2,274,570
Kite Realty Group Trust REIT	25,430	434,344
Lamar Advertising Co. Class A REIT	25,585	1,747,711
LaSalle Hotel Properties REIT	33,330	1,140,886
Lexington Realty Trust REIT	66,018	576,337
Liberty Property Trust REIT	44,919	1,991,259

See accompanying notes to financial statements.

30

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Life Storage, Inc. REIT	14,160	$1,377,910
LTC Properties, Inc. REIT	12,118	517,923
Mack-Cali Realty Corp. REIT	27,308	553,806
Medical Properties Trust, Inc. REIT	111,336	1,563,157
National Retail Properties, Inc. REIT	46,767	2,055,877
National Storage Affiliates Trust REIT	15,260	470,313
Omega Healthcare Investors, Inc. REIT (b)	60,405	1,872,555
Pennsylvania Real Estate Investment Trust	22,104	242,923
PotlatchDeltic Corp. REIT	18,267	928,877
PS Business Parks, Inc. REIT	6,023	773,956
Quality Care Properties, Inc. REIT (a)	28,506	613,164
Ramco-Gershenson Properties Trust REIT	24,047	317,661
Rayonier, Inc. REIT	39,403	1,524,502
Retail Opportunity Investments Corp. REIT	34,850	667,726
Sabra Health Care REIT, Inc. (b)	54,567	1,185,741
Saul Centers, Inc. REIT	3,715	199,050
Senior Housing Properties Trust REIT	72,640	1,314,058
Summit Hotel Properties, Inc. REIT	31,717	453,870
Tanger Factory Outlet Centers, Inc. REIT	28,951	680,059
Taubman Centers, Inc. REIT	18,661	1,096,520
Uniti Group, Inc. REIT (a) (b)	50,568	1,012,877
Universal Health Realty Income Trust REIT	3,738	239,157
Urban Edge Properties REIT	32,199	736,391
Urstadt Biddle Properties, Inc. Class A REIT	9,060	205,028
Washington Prime Group, Inc. REIT (b)	53,601	434,704
Weingarten Realty Investors REIT	36,643	1,128,971
Whitestone REIT (b)	11,665	145,579

		62,843,391

FOOD & STAPLES RETAILING — 0.4%
Andersons, Inc.	7,965	272,403
Casey’s General Stores, Inc.	11,525	1,211,047
SpartanNash Co.	11,098	283,221
Sprouts Farmers Market, Inc. (a)	37,822	834,731
SUPERVALU, Inc. (a) (b)	11,080	227,362
United Natural Foods, Inc. (a)	15,569	664,174

		3,492,938

FOOD PRODUCTS — 2.0%
B&G Foods, Inc. (b)	20,238	605,116
Calavo Growers, Inc. (b)	4,859	467,193
Cal-Maine Foods, Inc. (a)	9,099	417,189
Darling Ingredients, Inc. (a)	50,134	996,664
Dean Foods Co.	27,653	290,633
Flowers Foods, Inc. (b)	56,466	1,176,187
Hain Celestial Group, Inc. (a)	31,501	938,730
Ingredion, Inc.	21,947	2,429,533
J&J Snack Foods Corp.	4,607	702,429
John B Sanfilippo & Son, Inc.	2,755	205,110
Lamb Weston Holdings, Inc.	44,704	3,062,671
Lancaster Colony Corp.	5,941	822,353
Post Holdings, Inc. (a) (b)	20,161	1,734,249
Sanderson Farms, Inc. (b)	5,036	529,535
Seneca Foods Corp. Class A (a)	1,997	53,919
Tootsie Roll Industries, Inc. (b)	5,892	181,768
TreeHouse Foods, Inc. (a)	17,356	911,364

		15,524,643

GAS UTILITIES — 1.9%
Atmos Energy Corp.	33,665	3,034,563
National Fuel Gas Co.	26,227	1,388,982
New Jersey Resources Corp.	26,812	1,199,837
Northwest Natural Gas Co.	8,687	554,231
ONE Gas, Inc.	16,009	1,196,513
South Jersey Industries, Inc.	25,748	861,785
Southwest Gas Holdings, Inc.	14,666	1,118,576
Spire, Inc.	14,731	1,040,745
UGI Corp.	52,776	2,748,046
WGL Holdings, Inc.	15,689	1,392,399

		14,535,677

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abaxis, Inc.	6,929	575,176
AngioDynamics, Inc. (a)	11,035	245,418
Anika Therapeutics, Inc. (a)	1,821	58,272
Avanos Medical, Inc. (a)	14,234	814,897
Cantel Medical Corp.	10,926	1,074,681
CONMED Corp.	7,554	552,953
CryoLife, Inc. (a)	10,022	279,113
Cutera, Inc. (a)	4,117	165,915
Globus Medical, Inc. Class A (a)	22,196	1,120,010
Haemonetics Corp. (a)	15,764	1,413,716
Heska Corp. (a)	1,888	195,956
Hill-Rom Holdings, Inc.	20,106	1,756,058
ICU Medical, Inc. (a)	4,613	1,354,607
Inogen, Inc. (a)	5,325	992,207
Integer Holdings Corp. (a)	8,705	562,778
Integra LifeSciences Holdings Corp. (a)	20,834	1,341,918
Invacare Corp. (b)	9,796	182,206
Lantheus Holdings, Inc. (a)	8,231	119,761
LeMaitre Vascular, Inc.	4,425	148,149
LivaNova PLC (a)	13,218	1,319,421
Masimo Corp. (a)	14,579	1,423,639
Meridian Bioscience, Inc.	12,736	202,502
Merit Medical Systems, Inc. (a)	15,319	784,333
Natus Medical, Inc. (a)	10,467	361,112
Neogen Corp. (a)	15,637	1,253,931
NuVasive, Inc. (a)	15,660	816,199
OraSure Technologies, Inc. (a)	18,740	308,648
Orthofix International NV (a)	5,527	314,044
STERIS PLC	25,671	2,695,712
Surmodics, Inc. (a)	4,063	224,278
Tactile Systems Technology, Inc. (a)	4,356	226,512
Teleflex, Inc.	13,748	3,687,351
Varex Imaging Corp. (a)	11,346	420,823
West Pharmaceutical Services, Inc.	22,332	2,217,344

		29,209,640

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)	24,941	1,020,336
Aceto Corp.	2,151	7,206
Amedisys, Inc. (a)	8,688	742,476
AMN Healthcare Services, Inc. (a)	14,511	850,345
BioTelemetry, Inc. (a)	9,381	422,145
Chemed Corp.	4,849	1,560,457

See accompanying notes to financial statements.

31

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Community Health Systems, Inc. (a) (b)	36,329	$120,612
CorVel Corp. (a)	2,847	153,738
Cross Country Healthcare, Inc. (a)	10,689	120,251
Diplomat Pharmacy, Inc. (a) (b)	14,726	376,397
Encompass Health Corp.	29,818	2,019,275
Ensign Group, Inc.	14,805	530,315
HealthEquity, Inc. (a)	15,757	1,183,351
Kindred Healthcare, Inc. (a)	26,724	240,516
LHC Group, Inc. (a)	9,015	771,594
LifePoint Health, Inc. (a)	11,915	581,452
Magellan Health, Inc. (a)	7,528	722,312
MEDNAX, Inc. (a)	28,672	1,240,924
Molina Healthcare, Inc. (a)	14,229	1,393,588
Owens & Minor, Inc. (b)	18,555	310,054
Patterson Cos., Inc. (b)	24,375	552,581
Providence Service Corp. (a)	3,378	265,342
Quorum Health Corp. (a)	5,654	28,270
Select Medical Holdings Corp. (a)	32,536	590,528
Tenet Healthcare Corp. (a)	24,477	821,693
Tivity Health, Inc. (a)	10,481	368,931
US Physical Therapy, Inc.	3,919	376,224
WellCare Health Plans, Inc. (a)	13,637	3,357,975

		20,728,888

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	54,824	657,888
Computer Programs & Systems, Inc.	3,205	105,444
HealthStream, Inc.	8,141	222,331
HMS Holdings Corp. (a)	25,465	550,553
Medidata Solutions, Inc. (a)	17,962	1,447,019
Omnicell, Inc. (a)	11,977	628,194
Quality Systems, Inc. (a)	14,357	279,961
Tabula Rasa HealthCare, Inc. (a)	4,026	256,980

		4,148,370

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (a)	25,710	286,667
BJ’s Restaurants, Inc.	5,534	332,040
Boyd Gaming Corp.	24,991	866,188
Brinker International, Inc. (b)	13,488	642,029
Cheesecake Factory, Inc.	12,970	714,128
Churchill Downs, Inc. (b)	3,446	1,021,739
Chuy’s Holdings, Inc. (a)	5,311	163,048
Cracker Barrel Old Country Store, Inc. (b)	7,271	1,135,803
Dave & Buster’s Entertainment, Inc. (a)	12,277	584,385
Dine Brands Global, Inc. (b)	5,456	408,109
Domino’s Pizza, Inc.	12,840	3,623,063
Dunkin’ Brands Group, Inc. (b)	24,986	1,725,783
El Pollo Loco Holdings, Inc. (a)	6,438	73,393
Fiesta Restaurant Group, Inc. (a)	8,201	235,369
ILG, Inc.	32,312	1,067,265
International Speedway Corp. Class A	7,522	336,233
Jack in the Box, Inc.	8,538	726,755
Marriott Vacations Worldwide Corp. (b)	7,247	818,621
Monarch Casino & Resort, Inc. (a)	3,539	155,893
Papa John’s International, Inc. (b)	7,364	373,502
Penn National Gaming, Inc. (a)	25,570	858,896
Red Robin Gourmet Burgers, Inc. (a) (b)	3,902	181,833
Ruth’s Hospitality Group, Inc.	8,901	249,673
Scientific Games Corp. Class A (a)	16,224	797,410
Shake Shack, Inc. Class A (a)	5,728	379,079
Six Flags Entertainment Corp. (b)	23,526	1,647,996
Sonic Corp. (b)	11,562	397,964
Texas Roadhouse, Inc.	20,044	1,313,083
Wendy’s Co.	55,168	947,786
Wingstop, Inc.	8,773	457,249
Wyndham Destinations, Inc.	29,738	1,316,501
Wyndham Hotels & Resorts, Inc.	29,582	1,740,309

		25,577,792

HOUSEHOLD DURABLES — 1.7%
Cavco Industries, Inc. (a)	2,616	543,212
Ethan Allen Interiors, Inc.	7,319	179,316
Helen of Troy, Ltd. (a)	8,175	804,829
Installed Building Products, Inc. (a)	6,401	361,977
iRobot Corp. (a) (b)	8,634	654,198
KB Home	25,797	702,710
La-Z-Boy, Inc.	14,625	447,525
LGI Homes, Inc. (a) (b)	5,676	327,675
M/I Homes, Inc. (a)	8,021	212,396
MDC Holdings, Inc.	13,790	424,318
Meritage Homes Corp. (a)	11,574	508,677
NVR, Inc. (a)	1,018	3,023,816
Tempur Sealy International, Inc. (a) (b)	14,150	679,908
Toll Brothers, Inc.	42,736	1,580,805
TopBuild Corp. (a)	10,881	852,418
TRI Pointe Group, Inc. (a)	46,128	754,654
Tupperware Brands Corp.	15,443	636,869
Universal Electronics, Inc. (a)	2,955	97,663
William Lyon Homes Class A (a)	8,587	199,218

		12,992,184

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	3,241	140,919
Central Garden & Pet Co. Class A (a)	10,720	433,838
Energizer Holdings, Inc. (b)	18,047	1,136,239
WD-40 Co. (b)	4,270	624,488

		2,335,484

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	18,432	1,996,370
Raven Industries, Inc.	10,919	419,835

		2,416,205

INSURANCE — 4.0%
Alleghany Corp.	4,635	2,664,986
Ambac Financial Group, Inc. (a)	13,742	272,779
American Equity Investment Life Holding Co.	27,749	998,964
American Financial Group, Inc.	21,219	2,277,435
AMERISAFE, Inc.	5,944	343,266
Aspen Insurance Holdings, Ltd.	18,138	738,217
Brown & Brown, Inc.	69,406	1,924,628
CNO Financial Group, Inc.	51,214	975,114
eHealth, Inc. (a)	5,214	115,229
Employers Holdings, Inc.	9,870	396,774
First American Financial Corp.	33,833	1,749,843
Genworth Financial, Inc. Class A (a)	151,441	681,484
Hanover Insurance Group, Inc.	12,964	1,549,976
HCI Group, Inc.	2,398	99,685
Horace Mann Educators Corp.	12,376	551,970

See accompanying notes to financial statements.

32

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Infinity Property & Casualty Corp.	3,332	$474,310
James River Group Holdings, Ltd.	9,185	360,879
Kemper Corp.	15,041	1,137,852
Maiden Holdings, Ltd.	21,395	165,811
Mercury General Corp.	11,173	509,042
Navigators Group, Inc.	6,903	393,471
Old Republic International Corp.	75,900	1,511,169
Primerica, Inc.	13,520	1,346,592
ProAssurance Corp.	12,885	456,773
Reinsurance Group of America, Inc.	19,638	2,621,280
RenaissanceRe Holdings, Ltd.	12,191	1,466,821
RLI Corp.	11,885	786,668
Safety Insurance Group, Inc.	4,637	396,000
Selective Insurance Group, Inc.	17,753	976,415
Stewart Information Services Corp.	7,188	309,587
Third Point Reinsurance, Ltd. (a)	26,224	327,800
United Fire Group, Inc.	6,482	353,334
United Insurance Holdings Corp.	5,932	116,149
Universal Insurance Holdings, Inc.	9,798	343,910
WR Berkley Corp.	29,357	2,125,740

		31,519,953

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	4,220	19,581
Nutrisystem, Inc.	9,029	347,617
PetMed Express, Inc. (b)	6,285	276,854
Shutterfly, Inc. (a)	9,872	888,776

		1,532,828

INTERNET SOFTWARE & SERVICES — 0.9%
Alarm.com Holdings, Inc. (a) (b)	7,540	304,465
Blucora, Inc. (a)	14,197	525,289
Cars.com, Inc. (a) (b)	21,900	621,741
j2 Global, Inc.	14,959	1,295,599
Liquidity Services, Inc. (a)	7,725	50,599
LivePerson, Inc. (a)	17,480	368,828
LogMeIn, Inc.	15,825	1,633,931
NIC, Inc.	20,548	319,521
QuinStreet, Inc. (a)	11,336	143,967
Shutterstock, Inc. (a)	5,597	265,634
SPS Commerce, Inc. (a)	5,214	383,125
Stamps.com, Inc. (a)	4,971	1,257,912
XO Group, Inc. (a)	7,458	238,656

		7,409,267

IT SERVICES — 2.9%
Acxiom Corp. (a)	23,755	711,462
CACI International, Inc. Class A (a)	7,520	1,267,496
Cardtronics PLC Class A (a)	13,615	329,211
Convergys Corp.	28,303	691,725
CoreLogic, Inc. (a)	24,686	1,281,203
CSG Systems International, Inc.	10,232	418,182
EVERTEC, Inc.	18,235	398,435
ExlService Holdings, Inc. (a)	10,451	591,631
Jack Henry & Associates, Inc.	23,465	3,058,898
Leidos Holdings, Inc.	43,545	2,569,155
ManTech International Corp. Class A	7,866	421,932
MAXIMUS, Inc.	19,936	1,238,225
Perficient, Inc. (a)	10,847	286,035
Perspecta, Inc.	43,224	888,253
Sabre Corp.	76,536	1,885,847
Science Applications International Corp.	13,023	1,053,951
Sykes Enterprises, Inc. (a)	12,039	346,483
Teradata Corp. (a)	36,610	1,469,892
Travelport Worldwide, Ltd.	37,969	703,945
TTEC Holdings, Inc.	4,330	149,602
Virtusa Corp. (a)	8,299	403,995
WEX, Inc. (a)	12,173	2,318,713

		22,484,271

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	26,376	1,700,724
Callaway Golf Co.	28,715	544,724
Nautilus, Inc. (a)	9,274	145,602
Polaris Industries, Inc.	17,804	2,175,293
Sturm Ruger & Co., Inc.	5,207	291,592
Vista Outdoor, Inc. (a)	13,349	206,776

		5,064,711

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	6,147	1,773,655
Bio-Techne Corp.	11,399	1,686,482
Cambrex Corp. (a)	9,926	519,130
Charles River Laboratories International, Inc. (a)	14,474	1,624,851
Luminex Corp.	12,431	367,088
PRA Health Sciences, Inc. (a)	15,532	1,450,068
Syneos Health, Inc. (a)	16,676	782,104

		8,203,378

MACHINERY — 5.1%
Actuant Corp. Class A	18,121	531,851
AGCO Corp.	20,137	1,222,719
Alamo Group, Inc.	2,910	262,948
Albany International Corp. Class A	8,795	529,019
Astec Industries, Inc.	5,812	347,558
Barnes Group, Inc.	14,941	880,025
Briggs & Stratton Corp.	12,324	217,026
Chart Industries, Inc. (a)	9,350	576,708
CIRCOR International, Inc.	5,272	194,853
Crane Co.	15,407	1,234,563
Donaldson Co., Inc.	39,629	1,788,060
EnPro Industries, Inc.	6,441	450,548
ESCO Technologies, Inc.	7,887	455,080
Federal Signal Corp.	18,216	424,251
Franklin Electric Co., Inc.	11,688	527,129
Graco, Inc.	50,751	2,294,960
Greenbrier Cos., Inc. (b)	8,749	461,510
Harsco Corp. (a)	24,408	539,417
Hillenbrand, Inc.	19,271	908,628
IDEX Corp.	23,337	3,185,034
ITT, Inc.	26,846	1,403,240
John Bean Technologies Corp.	9,639	856,907
Kennametal, Inc.	24,927	894,879
Lincoln Electric Holdings, Inc.	18,816	1,651,292
Lindsay Corp.	3,185	308,913
Lydall, Inc. (a)	5,193	226,674
Mueller Industries, Inc.	17,561	518,225
Nordson Corp.	15,541	1,995,620
Oshkosh Corp.	22,331	1,570,316
Proto Labs, Inc. (a)	7,565	899,857
SPX Corp. (a)	12,957	454,143

See accompanying notes to financial statements.

33

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
SPX FLOW, Inc. (a)	12,871	$563,364
Standex International Corp.	3,947	403,383
Tennant Co.	5,503	434,737
Terex Corp.	22,131	933,707
Timken Co.	20,947	912,242
Titan International, Inc.	14,929	160,188
Toro Co.	32,108	1,934,507
Trinity Industries, Inc.	45,138	1,546,428
Wabash National Corp.	18,014	336,141
Wabtec Corp. (b)	26,025	2,565,544
Watts Water Technologies, Inc. Class A	8,521	668,046
Woodward, Inc.	16,838	1,294,169

		39,564,409

MARINE — 0.2%
Kirby Corp. (a)	16,337	1,365,773
Matson, Inc.	12,979	498,134

		1,863,907

MEDIA — 1.4%
AMC Networks, Inc. Class A (a) (b)	13,836	860,599
Cable One, Inc.	1,387	1,017,073
Cinemark Holdings, Inc.	32,254	1,131,470
EW Scripps Co. Class A	17,618	235,905
Gannett Co., Inc.	34,373	367,791
John Wiley & Sons, Inc. Class A	13,709	855,442
Live Nation Entertainment, Inc. (a)	41,106	1,996,519
Marcus Corp.	6,022	195,715
Meredith Corp.	12,114	617,814
New Media Investment Group, Inc.	18,394	339,921
New York Times Co. Class A	38,735	1,003,237
Scholastic Corp.	8,314	368,393
TEGNA, Inc.	65,463	710,274
World Wrestling Entertainment, Inc. Class A (b)	12,288	894,812

		10,594,965

METALS & MINING — 1.9%
AK Steel Holding Corp. (a) (b)	92,839	402,921
Allegheny Technologies, Inc. (a)	38,371	963,880
Carpenter Technology Corp.	14,235	748,334
Century Aluminum Co. (a)	15,225	239,794
Commercial Metals Co.	35,349	746,217
Compass Minerals International, Inc. (b)	10,308	677,751
Haynes International, Inc.	3,697	135,828
Kaiser Aluminum Corp.	5,143	535,438
Materion Corp.	6,012	325,550
Olympic Steel, Inc.	2,980	60,822
Reliance Steel & Aluminum Co.	21,888	1,916,076
Royal Gold, Inc.	19,961	1,853,179
Steel Dynamics, Inc.	71,574	3,288,825
SunCoke Energy, Inc. (a)	19,383	259,732
TimkenSteel Corp. (a) (b)	11,738	191,916
United States Steel Corp. (b)	53,574	1,861,696
Worthington Industries, Inc.	13,235	555,473

		14,763,432

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	33,569	613,641
ARMOUR Residential REIT, Inc. (b)	12,644	288,410
Capstead Mortgage Corp. REIT	27,263	244,004
Invesco Mortgage Capital, Inc. REIT	33,872	538,565
New York Mortgage Trust, Inc. REIT (b)	36,588	219,894
PennyMac Mortgage Investment Trust REIT	18,176	345,162

		2,249,676

MULTI-UTILITIES — 0.8%
Avista Corp.	19,819	1,043,669
Black Hills Corp. (b)	16,265	995,581
MDU Resources Group, Inc.	59,705	1,712,339
NorthWestern Corp.	14,901	853,082
Vectren Corp.	25,404	1,815,116

		6,419,787

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	13,023	544,101
Dillard’s, Inc. Class A (b)	6,062	572,859
JC Penney Co., Inc. (a) (b)	63,072	147,588
Ollie’s Bargain Outlet Holdings, Inc. (a)	15,076	1,093,010

		2,357,558

OIL, GAS & CONSUMABLE FUELS — 2.8%
Callon Petroleum Co. (a) (b)	68,659	737,398
Carrizo Oil & Gas, Inc. (a) (b)	23,447	652,999
Chesapeake Energy Corp. (a) (b)	278,111	1,457,302
Cloud Peak Energy, Inc. (a)	26,753	93,368
CNX Resources Corp. (a)	60,461	1,074,997
CONSOL Energy, Inc. (a)	7,725	296,254
Denbury Resources, Inc. (a) (b)	120,844	581,260
Energen Corp. (a)	29,737	2,165,448
Green Plains, Inc.	12,066	220,808
Gulfport Energy Corp. (a)	40,222	505,590
HighPoint Resources Corp. (a) (b)	29,455	179,086
Matador Resources Co. (a) (b)	31,737	953,697
Murphy Oil Corp. (b)	49,554	1,673,439
Oasis Petroleum, Inc. (a)	80,563	1,044,902
Par Pacific Holdings, Inc. (a)	8,433	146,565
PBF Energy, Inc. Class A	33,614	1,409,435
PDC Energy, Inc. (a)	20,066	1,212,990
Penn Virginia Corp. (a)	3,472	294,738
QEP Resources, Inc. (a)	73,155	896,880
Range Resources Corp. (b)	68,370	1,143,830
Renewable Energy Group, Inc. (a) (b)	10,288	183,641
REX American Resources Corp. (a) (b)	1,934	156,596
Ring Energy, Inc. (a)	17,687	223,210
SM Energy Co. (b)	31,360	805,638
Southwestern Energy Co. (a)	156,711	830,568
SRC Energy, Inc. (a)	73,675	811,898
World Fuel Services Corp.	15,338	313,049
WPX Energy, Inc. (a)	121,285	2,186,769

		22,252,355

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co.	11,842	529,337
Clearwater Paper Corp. (a)	1,141	26,357
Domtar Corp.	19,066	910,211
KapStone Paper and Packaging Corp.	26,592	917,424
Louisiana-Pacific Corp.	44,344	1,207,044
Neenah, Inc.	5,081	431,123

See accompanying notes to financial statements.

34

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
PH Glatfelter Co.	12,491	$244,699
Schweitzer-Mauduit International, Inc.	9,339	408,301

		4,674,496

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	86,692	140,441
Edgewell Personal Care Co. (a) (b)	16,279	821,438
Inter Parfums, Inc.	5,133	274,616
Medifast, Inc.	3,173	508,188
Nu Skin Enterprises, Inc. Class A	16,997	1,328,995

		3,073,678

PHARMACEUTICALS — 0.8%
Akorn, Inc. (a)	13,840	229,606
Amphastar Pharmaceuticals, Inc. (a)	10,656	162,611
ANI Pharmaceuticals, Inc. (a)	2,687	179,492
Catalent, Inc. (a)	40,651	1,702,870
Corcept Therapeutics, Inc. (a) (b)	28,786	452,516
Depomed, Inc. (a)	14,573	97,202
Endo International PLC (a) (b)	61,070	575,890
Innoviva, Inc. (a)	20,728	286,046
Lannett Co., Inc. (a) (b)	4,599	62,546
Mallinckrodt PLC (a) (b)	19,945	372,174
Medicines Co. (a) (b)	19,505	715,833
Phibro Animal Health Corp. Class A	5,853	269,531
Prestige Brands Holdings, Inc. (a) (b)	16,326	626,592
Supernus Pharmaceuticals, Inc. (a)	15,587	932,882

		6,665,791

PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	15,002	1,173,006
Dun & Bradstreet Corp.	11,326	1,389,134
Exponent, Inc.	15,788	762,560
Forrester Research, Inc.	2,951	123,795
FTI Consulting, Inc. (a)	11,448	692,375
Heidrick & Struggles International, Inc.	5,617	196,595
Insperity, Inc.	11,284	1,074,801
Kelly Services, Inc. Class A	9,145	205,305
Korn/Ferry International	17,351	1,074,547
ManpowerGroup, Inc.	20,089	1,728,859
Navigant Consulting, Inc. (a)	13,921	308,211
Resources Connection, Inc.	8,704	147,098
TrueBlue, Inc. (a)	12,465	335,932
WageWorks, Inc. (a)	12,120	606,000

		9,818,218

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	11,272	387,193
Jones Lang LaSalle, Inc.	13,849	2,298,796
RE/MAX Holdings, Inc. Class A	5,441	285,380

		2,971,369

ROAD & RAIL — 1.5%
ArcBest Corp.	7,901	361,076
Avis Budget Group, Inc. (a)	21,865	710,612
Genesee & Wyoming, Inc. Class A (a)	18,187	1,478,967
Heartland Express, Inc.	15,050	279,178
Knight-Swift Transportation Holdings, Inc.	38,826	1,483,541
Landstar System, Inc.	12,750	1,392,300
Marten Transport, Ltd.	11,956	280,368
Old Dominion Freight Line, Inc.	20,818	3,101,049
Ryder System, Inc.	16,096	1,156,659
Saia, Inc. (a)	7,739	625,698
Werner Enterprises, Inc.	13,640	512,182

		11,381,630

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Energy Industries, Inc. (a)	12,114	703,702
Axcelis Technologies, Inc. (a)	8,541	169,112
Brooks Automation, Inc.	21,284	694,284
Cabot Microelectronics Corp.	7,763	834,988
CEVA, Inc. (a)	7,105	214,571
Cirrus Logic, Inc. (a)	18,299	701,401
Cohu, Inc.	8,834	216,521
Cree, Inc. (a) (b)	30,090	1,250,841
Cypress Semiconductor Corp.	109,173	1,700,915
Diodes, Inc. (a)	11,882	409,573
DSP Group, Inc. (a)	7,149	89,005
First Solar, Inc. (a) (b)	24,872	1,309,759
FormFactor, Inc. (a)	22,287	296,417
Integrated Device Technology, Inc. (a)	39,088	1,246,125
Kopin Corp. (a) (b)	21,195	60,618
Kulicke & Soffa Industries, Inc.	21,509	512,344
MaxLinear, Inc. (a)	9,838	153,374
MKS Instruments, Inc.	16,598	1,588,429
Monolithic Power Systems, Inc.	11,752	1,570,890
Nanometrics, Inc. (a)	7,403	262,140
PDF Solutions, Inc. (a) (b)	9,523	114,086
Photronics, Inc. (a)	20,939	166,989
Power Integrations, Inc.	9,100	664,755
Rambus, Inc. (a)	33,370	418,460
Rudolph Technologies, Inc. (a)	9,828	290,909
Semtech Corp. (a)	20,270	953,703
Silicon Laboratories, Inc. (a)	12,998	1,294,601
SolarEdge Technologies, Inc. (a) (b)	11,154	533,719
Synaptics, Inc. (a) (b)	10,399	523,798
Teradyne, Inc.	57,978	2,207,222
Ultra Clean Holdings, Inc. (a)	10,920	181,272
Veeco Instruments, Inc. (a)	15,027	214,135
Versum Materials, Inc.	33,261	1,235,646
Xperi Corp.	11,236	180,900

		22,965,204

SOFTWARE — 3.0%
8x8, Inc. (a)	27,895	559,295
ACI Worldwide, Inc. (a)	35,990	887,873
Agilysys, Inc. (a)	4,556	70,618
Blackbaud, Inc.	14,664	1,502,327
Bottomline Technologies de, Inc. (a)	10,830	539,659
CDK Global, Inc.	37,522	2,440,806
CommVault Systems, Inc. (a)	12,654	833,266
Ebix, Inc. (b)	6,764	515,755
Fair Isaac Corp. (a)	9,148	1,768,491
Fortinet, Inc. (a)	43,789	2,733,747
Manhattan Associates, Inc. (a)	20,544	965,773
MicroStrategy, Inc. Class A (a)	2,865	366,004
Monotype Imaging Holdings, Inc.	12,665	257,100
OneSpan, Inc. (a)	9,544	187,540
Progress Software Corp.	13,978	542,626
PTC, Inc. (a)	34,950	3,278,659
Qualys, Inc. (a)	9,873	832,294

See accompanying notes to financial statements.

35

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
TiVo Corp.	37,142	$499,560
Tyler Technologies, Inc. (a)	10,751	2,387,797
Ultimate Software Group, Inc. (a) (b)	8,847	2,276,422

		23,445,612

SPECIALTY RETAIL — 2.8%
Aaron’s, Inc.	18,985	824,898
Abercrombie & Fitch Co. Class A	20,506	501,987
American Eagle Outfitters, Inc.	51,597	1,199,630
Asbury Automotive Group, Inc. (a)	5,612	384,703
Ascena Retail Group, Inc. (a)	49,844	198,628
AutoNation, Inc. (a) (b)	18,085	878,569
Barnes & Noble Education, Inc. (a)	11,051	62,328
Barnes & Noble, Inc.	16,773	106,509
Bed Bath & Beyond, Inc. (b)	43,277	862,294
Big 5 Sporting Goods Corp. (b)	5,667	43,069
Buckle, Inc. (b)	8,497	228,569
Caleres, Inc.	13,071	449,512
Cato Corp. Class A	7,175	176,649
Chico’s FAS, Inc.	38,775	315,629
Children’s Place, Inc. (b)	4,933	595,906
Dick’s Sporting Goods, Inc.	24,059	848,080
DSW, Inc. Class A	21,791	562,644
Express, Inc. (a)	22,675	207,476
Five Below, Inc. (a)	16,814	1,642,896
Francesca’s Holdings Corp. (a)	13,000	98,150
GameStop Corp. Class A (b)	29,203	425,488
Genesco, Inc. (a)	6,162	244,631
Group 1 Automotive, Inc.	5,959	375,417
Guess?, Inc. (b)	18,121	387,789
Haverty Furniture Cos., Inc.	6,405	138,348
Hibbett Sports, Inc. (a) (b)	6,071	139,026
Kirkland’s, Inc. (a)	4,735	55,115
Lithia Motors, Inc. Class A (b)	7,350	695,090
Lumber Liquidators Holdings, Inc. (a) (b)	8,025	195,409
MarineMax, Inc. (a)	6,977	132,214
Michaels Cos., Inc. (a)	33,877	649,422
Monro, Inc. (b)	10,077	585,474
Murphy USA, Inc. (a)	9,541	708,801
Office Depot, Inc.	156,779	399,786
Rent-A-Center, Inc.	16,092	236,874
RH (a) (b)	5,809	811,517
Sally Beauty Holdings, Inc. (a) (b)	36,669	587,804
Shoe Carnival, Inc.	3,557	115,425
Signet Jewelers, Ltd.	18,146	1,011,639
Sleep Number Corp. (a)	11,357	329,580
Sonic Automotive, Inc. Class A (b)	7,533	155,180
Tailored Brands, Inc.	15,173	387,215
Tile Shop Holdings, Inc.	9,685	74,575
Urban Outfitters, Inc. (a)	24,551	1,093,747
Vitamin Shoppe, Inc. (a) (b)	5,672	39,420
Williams-Sonoma, Inc. (b)	23,170	1,422,175
Zumiez, Inc. (a)	5,500	137,775

		21,723,062

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	33,496	462,580
Cray, Inc. (a)	12,158	299,087
Diebold Nixdorf, Inc. (b)	19,566	233,814
Electronics For Imaging, Inc. (a)	13,751	447,732
NCR Corp. (a)	35,722	1,070,945
Super Micro Computer, Inc. (a)	11,489	271,715

		2,785,873

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	14,234	1,542,823
Crocs, Inc. (a)	21,338	375,762
Deckers Outdoor Corp. (a)	9,231	1,042,088
Fossil Group, Inc. (a)	12,865	345,683
G-III Apparel Group, Ltd. (a)	12,745	565,878
Movado Group, Inc.	4,677	225,899
Oxford Industries, Inc.	5,087	422,119
Perry Ellis International, Inc. (a)	3,695	100,393
Skechers U.S.A., Inc. Class A (a)	41,724	1,252,137
Steven Madden, Ltd.	16,217	861,123
Unifi, Inc. (a)	4,737	150,163
Vera Bradley, Inc. (a)	6,238	87,581
Wolverine World Wide, Inc.	28,630	995,465

		7,967,114

THRIFTS & MORTGAGE FINANCE — 0.9%
BofI Holding, Inc. (a) (b)	16,973	694,365
Dime Community Bancshares, Inc.	9,309	181,526
HomeStreet, Inc. (a)	7,659	206,410
LendingTree, Inc. (a) (b)	1,775	379,495
Meta Financial Group, Inc.	2,772	269,993
New York Community Bancorp, Inc.	149,044	1,645,446
NMI Holdings, Inc. Class A (a)	17,585	286,635
Northfield Bancorp, Inc.	13,870	230,519
Northwest Bancshares, Inc.	31,181	542,238
Oritani Financial Corp.	11,853	192,019
Provident Financial Services, Inc.	18,425	507,240
TrustCo Bank Corp. NY	28,947	257,628
Walker & Dunlop, Inc.	8,652	481,484
Washington Federal, Inc.	25,990	849,873

		6,724,871

TOBACCO — 0.1%
Universal Corp.	7,777	513,671

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	11,853	831,488
DXP Enterprises, Inc. (a)	4,727	180,572
GATX Corp.	11,627	863,072
Kaman Corp.	8,452	589,020
MSC Industrial Direct Co., Inc. Class A	13,851	1,175,257
NOW, Inc. (a) (b)	31,236	416,376
Veritiv Corp. (a)	3,332	132,780
Watsco, Inc.	9,675	1,724,859

		5,913,424

WATER UTILITIES — 0.4%
American States Water Co.	11,243	642,650
Aqua America, Inc.	54,400	1,913,792
California Water Service Group	14,533	566,060

		3,122,502

See accompanying notes to financial statements.

36

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	7,067	$106,358
Telephone & Data Systems, Inc.	28,086	770,118

		876,476

TOTAL COMMON STOCKS (Cost $747,793,959)		778,243,248

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (d)	2,607	6,387
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (e)	212	—

TOTAL RIGHTS (Cost $2,894)		6,387

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g)	1,009,450	1,009,450
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	9,591,708	9,591,708

TOTAL SHORT-TERM INVESTMENTS (Cost $10,601,158)		10,601,158

TOTAL INVESTMENTS — 101.0% (Cost $758,398,011)		788,850,793
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(7,965,615)

NET ASSETS — 100.0%		$780,885,178

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Amount shown represents less than 0.05% of net assets.
(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $6,387, representing less than 0.05% of net assets.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2018.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$10,629,703	$—	$—	$10,629,703
Air Freight & Logistics	1,845,245	—	—	1,845,245
Airlines	3,709,646	—	—	3,709,646
Auto Components	8,315,461	—	—	8,315,461
Automobiles	1,759,590	—	—	1,759,590
Banks	64,310,158	—	—	64,310,158
Beverages	1,248,895	—	—	1,248,895
Biotechnology	9,895,072	—	—	9,895,072
Building Products	7,714,213	—	—	7,714,213
Capital Markets	19,166,420	—	—	19,166,420
Chemicals	22,142,632	—	—	22,142,632
Commercial Services & Supplies	14,421,489	—	—	14,421,489
Communications Equipment	10,627,172	—	—	10,627,172
Construction & Engineering	7,457,024	—	—	7,457,024
Construction Materials	1,752,539	—	—	1,752,539
Consumer Finance	6,390,536	—	—	6,390,536

See accompanying notes to financial statements.

37

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Containers & Packaging	$6,570,085	$—	$—		$6,570,085
Distributors	2,182,417	—	—		2,182,417
Diversified Consumer Services	5,683,733	—	—		5,683,733
Diversified Telecommunication Services	2,593,259	—	—		2,593,259
Electric Utilities	7,572,446	—	—		7,572,446
Electrical Equipment	7,466,995	—	—		7,466,995
Electronic Equipment, Instruments & Components	33,634,367	—	—		33,634,367
Energy Equipment & Services	16,445,451	—	—		16,445,451
Equity Real Estate Investment Trusts (REITS)	62,843,391	—	—		62,843,391
Food & Staples Retailing	3,492,938	—	—		3,492,938
Food Products	15,524,643	—	—		15,524,643
Gas Utilities	14,535,677	—	—		14,535,677
Health Care Equipment & Supplies	29,209,640	—	—		29,209,640
Health Care Providers & Services	20,728,888	—	—		20,728,888
Health Care Technology	4,148,370	—	—		4,148,370
Hotels, Restaurants & Leisure	25,577,792	—	—		25,577,792
Household Durables	12,992,184	—	—		12,992,184
Household Products	2,335,484	—	—		2,335,484
Industrial Conglomerates	2,416,205	—	—		2,416,205
Insurance	31,519,953	—	—		31,519,953
Internet & Catalog Retail	1,532,828	—	—		1,532,828
Internet Software & Services	7,409,267	—	—		7,409,267
IT Services	22,484,271	—	—		22,484,271
Leisure Equipment & Products	5,064,711	—	—		5,064,711
Life Sciences Tools & Services	8,203,378	—	—		8,203,378
Machinery	39,564,409	—	—		39,564,409
Marine	1,863,907	—	—		1,863,907
Media	10,594,965	—	—		10,594,965
Metals & Mining	14,763,432	—	—		14,763,432
Mortgage Real Estate Investment Trust (REITs)	2,249,676	—	—		2,249,676
Multi-Utilities	6,419,787	—	—		6,419,787
Multiline Retail	2,357,558	—	—		2,357,558
Oil, Gas & Consumable Fuels	22,252,355	—	—		22,252,355
Paper & Forest Products	4,674,496	—	—		4,674,496
Personal Products	3,073,678	—	—		3,073,678
Pharmaceuticals	6,665,791	—	—		6,665,791
Professional Services	9,818,218	—	—		9,818,218
Real Estate Management & Development	2,971,369	—	—		2,971,369
Road & Rail	11,381,630	—	—		11,381,630
Semiconductors & Semiconductor Equipment	22,965,204	—	—		22,965,204
Software	23,445,612	—	—		23,445,612
Specialty Retail	21,723,062	—	—		21,723,062
Technology Hardware, Storage & Peripherals	2,785,873	—	—		2,785,873
Textiles, Apparel & Luxury Goods	7,967,114	—	—		7,967,114
Thrifts & Mortgage Finance	6,724,871	—	—		6,724,871
Tobacco	513,671	—	—		513,671
Trading Companies & Distributors	5,913,424	—	—		5,913,424
Water Utilities	3,122,502	—	—		3,122,502
Wireless Telecommunication Services	876,476	—	—		876,476
Rights
Biotechnology	—	6,387	0	(a)	6,387
Short-Term Investments	10,601,158	—	—		10,601,158

TOTAL INVESTMENTS	$788,844,406	$6,387	$0		$788,850,793

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.

See accompanying notes to financial statements.

38

SPDR Portfolio Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	637,866	$637,866	$23,896,932	$23,525,348	$—	$—	1,009,450	$1,009,450	$9,563	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,122,429	2,122,429	52,192,631	44,723,352	—	—	9,591,708	9,591,708	164,086	—

TOTAL		$2,760,295	$76,089,563	$68,248,700	$—	$—		$10,601,158	$173,649	$—

See accompanying notes to financial statements.

39

SPDR Portfolio Small Cap ETF

SUMMARY SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.9%
Other Securities	307,498	$11,254,403

AIR FREIGHT & LOGISTICS — 0.3%
Other Securities	102,116	3,357,094

AIRLINES — 0.3%
Other Securities	82,088	3,946,389

AUTO COMPONENTS — 1.0%
Visteon Corp.	14,848	1,918,956
Other Securities	338,746	10,135,011

		12,053,967

AUTOMOBILES — 0.0% (a)
Other Security	11,543	468,646

BANKS — 9.4%
Associated Banc-Corp.	77,255	2,109,061
Popular, Inc.	44,200	1,998,282
Sterling Bancorp	96,826	2,275,411
Wintrust Financial Corp.	24,325	2,117,491
Other Securities	3,383,646	102,822,773

		111,323,018

BEVERAGES — 0.1%
Other Securities	81,477	1,610,188

BIOTECHNOLOGY — 6.0%
FibroGen, Inc. (b)	31,878	1,995,563
Sarepta Therapeutics, Inc. (b)(c)	26,727	3,532,775
Other Securities	4,215,125	65,166,865

		70,695,203

BUILDING PRODUCTS — 1.3%
Other Securities	418,921	14,824,432

CAPITAL MARKETS — 1.5%
Other Securities	579,269	17,550,765

CHEMICALS — 2.3%
Ashland Global Holdings, Inc.	27,211	2,127,356
WR Grace & Co.	29,520	2,164,111
Other Securities	702,346	22,967,509

		27,258,976

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Other Securities	832,265	23,873,334

COMMUNICATIONS EQUIPMENT — 1.4%
Other Securities	731,804	16,704,739

CONSTRUCTION & ENGINEERING — 1.0%
Other Securities	319,681	11,875,632

CONSTRUCTION MATERIALS — 0.2%
Other Securities	66,444	1,881,581

CONSUMER FINANCE — 0.8%
Other Securities	428,373	8,888,807

CONTAINERS & PACKAGING — 0.5%
Graphic Packaging Holding Co.	133,785	1,941,220
Other Securities	163,551	4,249,919

		6,191,139

DISTRIBUTORS — 0.1%
Other Securities	32,413	779,286

DIVERSIFIED CONSUMER SERVICES — 1.1%
Grand Canyon Education, Inc. (b)	20,699	2,310,215
Weight Watchers International, Inc. (b)	28,055	2,836,360
Other Securities	280,345	8,483,168

		13,629,743

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities	39,786	755,324

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Other Securities	342,125	5,113,555

ELECTRIC UTILITIES — 0.8%
Other Securities	204,640	9,663,870

ELECTRICAL EQUIPMENT — 0.7%
Other Securities	413,458	8,108,957

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Littelfuse, Inc.	11,671	2,663,089
Other Securities	834,953	25,026,216

		27,689,305

ENERGY EQUIPMENT & SERVICES — 1.6%
Other Securities	1,159,868	19,083,673

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.5%
EPR Properties REIT	32,232	2,088,311
Gramercy Property Trust REIT	70,353	1,922,044
Hospitality Properties Trust REIT	71,091	2,033,914
Life Storage, Inc. REIT	20,135	1,959,337
Rayonier, Inc. REIT	62,251	2,408,491
STORE Capital Corp. REIT	92,768	2,541,843
Other Securities	4,339,317	87,938,382

		100,892,322

FOOD & STAPLES RETAILING — 0.8%
Other Securities	779,916	9,936,201

FOOD PRODUCTS — 1.2%
Other Securities	456,518	14,299,216

GAS UTILITIES — 0.9%
WGL Holdings, Inc.	22,295	1,978,681
Other Securities	162,019	8,980,232

		10,958,913

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Haemonetics Corp. (b)	22,657	2,031,880
ICU Medical, Inc. (b)	6,782	1,991,534
Insulet Corp. (b)	25,267	2,165,382
Other Securities	1,034,327	31,454,585

		37,643,381

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Chemed Corp.	7,259	2,336,019
HealthEquity, Inc. (b)	25,948	1,948,695
Molina Healthcare, Inc. (b)	24,336	2,383,468
Other Securities	927,939	23,671,541

		30,339,723

HEALTH CARE TECHNOLOGY — 0.7%
Medidata Solutions, Inc. (b)	25,087	2,021,009

See accompanying notes to financial statements.

40

SPDR Portfolio Small Cap ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Other Securities	316,232	$6,198,558

		8,219,567

HOTELS, RESTAURANTS & LEISURE — 3.1%
Texas Roadhouse, Inc.	29,490	1,931,890
Other Securities	1,003,363	34,889,337

		36,821,227

HOUSEHOLD DURABLES — 1.3%
Other Securities	546,147	15,818,376

HOUSEHOLD PRODUCTS — 0.3%
Other Securities	124,054	4,052,388

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Other Securities	120,010	2,686,336

INDUSTRIAL CONGLOMERATES — 0.1%
Other Security	18,461	709,825

INSURANCE — 2.3%
Hanover Insurance Group, Inc.	18,475	2,208,871
Primerica, Inc.	19,378	1,930,049
Other Securities	856,745	22,572,967

		26,711,887

INTERNET & CATALOG RETAIL — 0.7%
Wayfair, Inc. Class A (b) (c)	25,701	3,052,251
Other Securities	340,468	5,422,746

		8,474,997

INTERNET SOFTWARE & SERVICES — 3.2%
Etsy, Inc. (b)	47,579	2,007,358
Other Securities	1,250,345	36,520,532

		38,527,890

IT SERVICES — 1.8%
CoreLogic, Inc. (b)	39,606	2,055,551
Teradata Corp. (b)	52,638	2,113,416
Other Securities	548,235	17,624,178

		21,793,145

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Other Securities	161,514	3,458,380

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Other Securities	302,700	7,198,559

MACHINERY — 3.8%
ITT, Inc.	40,549	2,119,496
Trinity Industries, Inc.	65,168	2,232,656
Other Securities	1,161,417	40,506,698

		44,858,850

MARINE — 0.2%
Other Securities	57,116	2,903,086

MEDIA — 1.7%
Madison Square Garden Co. Class A (b)	8,293	2,572,406
Other Securities	828,327	18,183,538

		20,755,944

METALS & MINING — 1.1%
Ferroglobe Representation & Warranty Insurance Trust (d)	5,429	—
Other Securities	1,046,755	12,553,850

		12,553,850

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
Other Securities	1,085,767	14,305,741

MULTI-UTILITIES — 0.4%
Other Securities	81,060	4,555,707

MULTILINE RETAIL — 0.4%
Other Securities	310,027	4,148,050

OIL, GAS & CONSUMABLE FUELS — 3.6%
Chesapeake Energy Corp. (b) (c)	395,211	2,070,906
PBF Energy, Inc. Class A	50,040	2,098,177
Peabody Energy Corp.	55,230	2,511,860
Whiting Petroleum Corp. (b)	40,293	2,124,247
Other Securities	2,631,216	33,547,454

		42,352,644

PAPER & FOREST PRODUCTS — 0.7%
Other Securities	274,970	8,414,382

PERSONAL PRODUCTS — 0.5%
Other Securities	302,169	5,697,946

PHARMACEUTICALS — 1.2%
Other Securities	914,921	14,788,035

PROFESSIONAL SERVICES — 1.4%
Dun & Bradstreet Corp.	16,218	1,989,138
Other Securities	385,387	15,020,450

		17,009,588

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Other Securities	228,140	5,723,086

ROAD & RAIL — 0.9%
Landstar System, Inc.	18,375	2,006,550
Other Securities	266,919	8,358,365

		10,364,915

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Monolithic Power Systems, Inc.	14,862	1,986,604
Other Securities	1,218,837	30,039,271

		32,025,875

SOFTWARE — 3.2%
Blackbaud, Inc.	22,671	2,322,644
Fair Isaac Corp. (b)	12,437	2,404,321
RingCentral, Inc. Class A (b)	28,070	1,974,724
Zendesk, Inc. (b)	40,928	2,230,167
Other Securities	1,303,059	29,180,278

		38,112,134

SPECIALTY RETAIL — 2.8%
Five Below, Inc. (b)	23,649	2,310,744
Other Securities	1,474,295	30,663,412

		32,974,156

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Other Securities	362,121	7,162,836

See accompanying notes to financial statements.

41

SPDR Portfolio Small Cap ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Other Securities	260,983	$9,246,308

THRIFTS & MORTGAGE FINANCE — 1.5%
Other Securities	919,918	18,331,903

TOBACCO — 0.2%
Other Securities	113,093	2,202,623

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	46,498	1,951,521
Other Securities	503,580	17,518,917

		19,470,438

TRANSPORTATION INFRASTRUCTURE — 0.1%
Other Security	36,252	1,529,834

WATER UTILITIES — 0.3%
Other Securities	123,869	3,860,327

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Other Securities	119,379	2,677,534

TOTAL COMMON STOCKS (Cost $1,108,884,961)		1,183,150,151

LIMITED PARTNERSHIPS — 0.1%
CAPITAL MARKETS — 0.0% (a)
Other Security	5,117	27,478

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Other Security	33,075	597,665

TOTAL LIMITED PARTNERSHIPS (Cost $604,113)		625,143

RIGHTS — 0.0% (a)
BIOTECHNOLOGY — 0.0% (a)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (b) (d)	24	—
Other Securities	7,579	25,466

		25,466

DIVERSIFIED FINANCIAL SERVICES — 0.0% (a)
Other Security	4,067	2,002

MEDIA — 0.0% (a)
Other Security	10,713	1,071

TOTAL RIGHTS (Cost $9,637)		28,539

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	3,425,039	3,425,039
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	27,139,654	27,139,654

TOTAL SHORT-TERM INVESTMENTS (Cost $30,564,693)		30,564,693

TOTAL INVESTMENTS — 102.2% (Cost $1,140,063,404)		1,214,368,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(25,581,580)

NET ASSETS — 100.0%		$1,188,786,946

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund’s net assets.

(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

CVR = Contingent Value Rights

At June 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-mini Russell 2000 Index (long)	18	09/21/2018	$1,508,788	$1,482,750	$(26,038)

During the period ended June 30, 2018, average notional value related to futures contracts was $1,205,255 or less than 0.5% of net assets.

See accompanying notes to financial statements.

42

SPDR Portfolio Small Cap ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$11,254,403	$—	$—		$11,254,403
Air Freight & Logistics	3,357,094	—	—		3,357,094
Airlines	3,946,389	—	—		3,946,389
Auto Components	12,053,967	—	—		12,053,967
Automobiles	468,646	—	—		468,646
Banks	111,323,018	—	—		111,323,018
Beverages	1,610,188	—	—		1,610,188
Biotechnology	70,695,203	—	—		70,695,203
Building Products	14,824,432	—	—		14,824,432
Capital Markets	17,550,765	—	—		17,550,765
Chemicals	27,258,976	—	—		27,258,976
Commercial Services & Supplies	23,873,334	—	—		23,873,334
Communications Equipment	16,704,739	—	—		16,704,739
Construction & Engineering	11,875,632	—	—		11,875,632
Construction Materials	1,881,581	—	—		1,881,581
Consumer Finance	8,888,807	—	—		8,888,807
Containers & Packaging	6,191,139	—	—		6,191,139
Distributors	779,286	—	—		779,286
Diversified Consumer Services	13,629,743	—	—		13,629,743
Diversified Financial Services	755,324	—	—		755,324
Diversified Telecommunication Services	5,113,555	—	—		5,113,555
Electric Utilities	9,663,870	—	—		9,663,870
Electrical Equipment	8,108,957	—	—		8,108,957
Electronic Equipment, Instruments & Components	27,689,305	—	—		27,689,305
Energy Equipment & Services	19,083,673	—	—		19,083,673
Equity Real Estate Investment Trusts (REITS)	100,892,322	—	—		100,892,322
Food & Staples Retailing	9,936,201	—	—		9,936,201
Food Products	14,299,216	—	—		14,299,216
Gas Utilities	10,958,913	—	—		10,958,913
Health Care Equipment & Supplies	37,643,381	—	—		37,643,381
Health Care Providers & Services	30,339,723	—	—		30,339,723
Health Care Technology	8,219,567	—	—		8,219,567
Hotels, Restaurants & Leisure	36,821,227	—	—		36,821,227
Household Durables	15,818,376	—	—		15,818,376
Household Products	4,052,388	—	—		4,052,388
Independent Power Producers & Energy Traders	2,686,336	—	—		2,686,336
Industrial Conglomerates	709,825	—	—		709,825
Insurance	26,711,887	—	—		26,711,887
Internet & Catalog Retail	8,474,997	—	—		8,474,997
Internet Software & Services	38,525,223	2,667	—		38,527,890
IT Services	21,793,145	—	—		21,793,145
Leisure Equipment & Products	3,458,380	—	—		3,458,380
Life Sciences Tools & Services	7,198,559	—	—		7,198,559
Machinery	44,858,850	—	—		44,858,850
Marine	2,903,086	—	—		2,903,086
Media	20,755,944	—	—		20,755,944
Metals & Mining	12,553,850	—	0	(a)	12,553,850
Mortgage Real Estate Investment Trust (REITs)	14,305,741	—	—		14,305,741
Multi-Utilities	4,555,707	—	—		4,555,707
Multiline Retail	4,148,050	—	—		4,148,050

See accompanying notes to financial statements.

43

SPDR Portfolio Small Cap ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Oil, Gas & Consumable Fuels	$42,352,644	$—	$—		$42,352,644
Paper & Forest Products	8,414,382	—	—		8,414,382
Personal Products	5,697,946	—	—		5,697,946
Pharmaceuticals	14,788,035	—	—		14,788,035
Professional Services	17,009,588	—	—		17,009,588
Real Estate Management & Development	5,723,086	—	—		5,723,086
Road & Rail	10,364,915	—	—		10,364,915
Semiconductors & Semiconductor Equipment	32,025,875	—	—		32,025,875
Software	38,112,134	—	—		38,112,134
Specialty Retail	32,974,156	—	—		32,974,156
Technology Hardware, Storage & Peripherals	7,162,836	—	—		7,162,836
Textiles, Apparel & Luxury Goods	9,246,308	—	—		9,246,308
Thrifts & Mortgage Finance	18,331,903	—	—		18,331,903
Tobacco	2,202,623	—	—		2,202,623
Trading Companies & Distributors	19,470,438	—	—		19,470,438
Transportation Infrastructure	1,529,834	—	—		1,529,834
Water Utilities	3,860,327	—	—		3,860,327
Wireless Telecommunication Services	2,677,534	—	—		2,677,534
Limited Partnerships
Capital Markets	27,478	—	—		27,478
Trading Companies & Distributors	597,665	—	—		597,665
Rights
Biotechnology	—	25,466	0	(a)	25,466
Diversified Financial Services	—	2,002	—		2,002
Media	—	1,071	—		1,071
Short-Term Investments	30,564,693	—	—		30,564,693

TOTAL INVESTMENTS	$1,214,337,320	$31,206	$0		$1,214,368,526

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(26,038)	—	—		(26,038)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(26,038)	$—	$—		$(26,038)

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	599,160	$599,160	$36,104,898	$33,279,019	$—	$—	3,425,039	$3,425,039	$31,282	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,558,769	5,558,769	101,664,755	80,083,870	—	—	27,139,654	27,139,654	680,694	—

TOTAL		$6,157,929	$137,769,653	$113,362,889	$—	$—		$30,564,693	$711,976	$—

See accompanying notes to financial statements.

44

SPDR Portfolio Total Stock Market ETF

SUMMARY SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
Boeing Co.	48,679	$16,332,291
United Technologies Corp.	67,214	8,403,766
Other Securities	266,253	34,671,707

		59,407,764

AIR FREIGHT & LOGISTICS — 0.7%
Other Securities	131,781	14,454,651

AIRLINES — 0.5%
Other Securities	228,255	10,686,586

AUTO COMPONENTS — 0.3%
Other Securities	139,588	5,994,394

AUTOMOBILES — 0.6%
Other Securities	475,217	12,780,790

BANKS — 6.8%
Bank of America Corp.	847,214	23,882,963
Citigroup, Inc.	211,959	14,184,296
JPMorgan Chase & Co.	281,124	29,293,121
Wells Fargo & Co.	404,405	22,420,213
Other Securities	1,511,070	60,543,548

		150,324,141

BEVERAGES — 1.7%
Coca-Cola Co.	354,578	15,551,791
PepsiCo, Inc.	117,316	12,772,193
Other Securities	97,736	8,381,620

		36,705,604

BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	131,597	12,192,462
Amgen, Inc.	59,746	11,028,514
Other Securities	1,029,813	46,011,546

		69,232,522

BUILDING PRODUCTS — 0.3%
Other Securities	127,878	5,880,782

CAPITAL MARKETS — 3.1%
State Street Corp. (a)	31,091	2,894,261
Other Securities	800,579	65,015,386

		67,909,647

CHEMICALS — 2.0%
DowDuPont, Inc.	193,076	12,727,570
Other Securities	432,543	31,363,101

		44,090,671

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Other Securities	250,251	13,117,609

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	399,163	17,175,984
Other Securities	200,876	9,840,361

		27,016,345

CONSTRUCTION & ENGINEERING — 0.2%
Other Securities	97,293	4,138,121

CONSTRUCTION MATERIALS — 0.2%
Other Securities	33,957	3,363,765

CONSUMER FINANCE — 0.8%
Other Securities	337,395	18,539,637

CONTAINERS & PACKAGING — 0.4%
Other Securities	206,539	9,235,668

DISTRIBUTORS — 0.1%
Other Securities	45,035	2,536,117

DIVERSIFIED CONSUMER SERVICES — 0.2%
Other Securities	98,169	4,400,701

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Berkshire Hathaway, Inc. Class B (b)	47,738	8,910,298
Other Securities	48,956	1,407,607

		10,317,905

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	601,618	19,317,954
Verizon Communications, Inc.	342,680	17,240,231
Other Securities	149,310	3,054,275

		39,612,460

ELECTRIC UTILITIES — 1.8%
Other Securities	669,908	38,458,814

ELECTRICAL EQUIPMENT — 0.4%
Other Securities	156,900	9,141,977

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Other Securities	358,871	16,291,083

ENERGY EQUIPMENT & SERVICES — 0.8%
Other Securities	454,891	17,633,870

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Other Securities	2,118,846	87,876,032

FOOD & STAPLES RETAILING — 1.3%
Walmart, Inc.	119,290	10,217,189
Other Securities	291,086	19,104,642

		29,321,831

FOOD PRODUCTS — 1.3%
Other Securities	574,864	29,220,251

GAS UTILITIES — 0.2%
Other Securities	63,808	3,966,855

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	143,117	8,728,706
Other Securities	600,051	51,103,982

		59,832,688

HEALTH CARE PROVIDERS & SERVICES — 3.0%
UnitedHealth Group, Inc.	79,132	19,414,245
Other Securities	506,479	46,973,018

		66,387,263

HEALTH CARE TECHNOLOGY — 0.2%
Other Securities	87,182	3,964,870

HOTELS, RESTAURANTS & LEISURE — 2.0%
McDonald’s Corp.	66,154	10,365,670
Other Securities	612,139	33,804,990

		44,170,660

HOUSEHOLD DURABLES — 0.5%
Other Securities	221,886	10,274,726

See accompanying notes to financial statements.

45

SPDR Portfolio Total Stock Market ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.3%
Procter & Gamble Co.	209,090	$16,321,565
Other Securities	160,379	11,598,236

		27,919,801

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Other Securities	127,515	2,639,368

INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	49,152	9,669,181
General Electric Co.	718,306	9,776,145
Honeywell International, Inc.	61,858	8,910,645
Other Securities	16,469	3,019,455

		31,375,426

INSURANCE — 2.1%
Other Securities	765,642	45,264,886

INTERNET & CATALOG RETAIL — 3.7%
Amazon.com, Inc. (b)	33,599	57,111,580
Booking Holdings, Inc. (b)	4,031	8,171,200
Netflix, Inc. (b)	35,041	13,716,099
Other Securities	80,012	3,045,501

		82,044,380

INTERNET SOFTWARE & SERVICES — 3.8%
Alphabet, Inc. Class A (b)	24,805	28,009,558
Facebook, Inc. Class A (b)	195,997	38,086,137
Other Securities	367,958	17,466,405

		83,562,100

IT SERVICES — 4.1%
International Business Machines Corp.	77,148	10,777,576
Mastercard, Inc. Class A	76,761	15,085,072
Visa, Inc. Class A	149,603	19,814,917
Other Securities	637,902	45,188,727

		90,866,292

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Other Securities	78,003	3,091,020

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Other Securities	162,342	18,520,112

MACHINERY — 1.9%
Other Securities	568,192	41,885,330

MARINE — 0.0% (c)
Other Securities	10,536	533,745

MEDIA — 1.3%
Walt Disney Co.	119,477	12,522,384
Other Securities	453,636	16,735,267

		29,257,651

METALS & MINING — 0.5%
Ferroglobe Representation & Warranty Insurance Trust (d)	929	—
Other Securities	391,346	10,520,306

		10,520,306

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Other Securities	354,342	4,840,621

MULTI-UTILITIES — 0.9%
Other Securities	341,907	19,996,548

MULTILINE RETAIL — 0.5%
Other Securities	154,271	10,585,746

OIL, GAS & CONSUMABLE FUELS — 5.5%
Chevron Corp.	159,882	20,213,881
Exxon Mobil Corp.	351,130	29,048,985
Other Securities	1,645,654	72,046,686

		121,309,552

PAPER & FOREST PRODUCTS — 0.1%
Other Securities	45,560	1,394,544

PERSONAL PRODUCTS — 0.2%
Other Securities	123,412	4,970,516

PHARMACEUTICALS — 3.7%
Johnson & Johnson	222,680	27,019,991
Merck & Co., Inc.	223,910	13,591,337
Pfizer, Inc.	493,708	17,911,726
Other Securities	522,835	23,277,721

		81,800,775

PROFESSIONAL SERVICES — 0.5%
Other Securities	153,886	10,056,348

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Other Securities	69,992	3,230,786

ROAD & RAIL — 1.1%
Union Pacific Corp.	64,337	9,115,266
Other Securities	180,731	14,229,394

		23,344,660

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Broadcom, Inc.	34,156	8,287,612
Intel Corp. (b)	388,766	19,325,558
NVIDIA Corp.	46,036	10,905,928
Texas Instruments, Inc.	81,284	8,961,561
Other Securities	817,659	38,993,182

		86,473,841

SOFTWARE — 6.2%
Adobe Systems, Inc. (b)	40,692	9,921,117
Microsoft Corp.	630,345	62,158,320
Oracle Corp.	245,915	10,835,015
Other Securities	728,570	53,122,861

		136,037,313

SPECIALTY RETAIL — 2.4%
Home Depot, Inc.	96,018	18,733,112
Other Securities	453,387	33,124,334

		51,857,446

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	421,152	77,959,447
Other Securities	387,857	10,169,944

		88,129,391

See accompanying notes to financial statements.

46

SPDR Portfolio Total Stock Market ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	105,624	$8,416,120
Other Securities	175,147	9,787,235

		18,203,355

THRIFTS & MORTGAGE FINANCE — 0.2%
Other Securities	210,829	3,733,901

TOBACCO — 0.9%
Altria Group, Inc.	157,479	8,943,232
Philip Morris International, Inc.	128,775	10,397,293
Other Securities	19,798	383,010

		19,723,535

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Other Securities	132,002	7,792,755

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Other Security	7,782	328,400

WATER UTILITIES — 0.1%
Other Securities	49,215	2,437,950

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Other Securities	42,757	1,991,969

TOTAL COMMON STOCKS (Cost $2,112,258,436)		2,192,007,169

LIMITED PARTNERSHIPS — 0.0% (c)
CAPITAL MARKETS — 0.0% (c)
Other Security	1,213	6,514

TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Other Security	5,362	96,891

TOTAL LIMITED PARTNERSHIPS (Cost $100,574)		103,405

PREFERRED STOCKS — 0.0% (c)
MEDIA — 0.0% (c)
Other Security	1	24

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Other Security	1,923	4,711

DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Other Security	875	431

MEDIA — 0.0% (c)
Other Security	1,318	132

TOTAL RIGHTS (Cost $2,565)		5,274

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	4,071,013	4,071,013
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	10,078,060	10,078,060

TOTAL SHORT-TERM INVESTMENTS (Cost $14,149,073)		14,149,073

TOTAL INVESTMENTS — 100.4% (Cost $2,126,510,662)		2,206,264,945
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,886,134)

NET ASSETS — 100.0%		$2,198,378,811

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.

(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

At June 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	39	09/21/2018	$5,407,833	$5,307,120	$(100,713)

During the period ended June 30, 2018, average notional value related to futures contracts was $1,149,137 or less than 0.5% of net assets.

See accompanying notes to financial statements.

47

SPDR Portfolio Total Stock Market ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$59,407,764	$—	$—		$59,407,764
Air Freight & Logistics	14,454,651	—	—		14,454,651
Airlines	10,686,586	—	—		10,686,586
Auto Components	5,994,394	—	—		5,994,394
Automobiles	12,780,790	—	—		12,780,790
Banks	150,324,141	—	—		150,324,141
Beverages	36,705,604	—	—		36,705,604
Biotechnology	69,232,522	—	—		69,232,522
Building Products	5,880,782	—	—		5,880,782
Capital Markets	67,909,647	—	—		67,909,647
Chemicals	44,090,671	—	—		44,090,671
Commercial Services & Supplies	13,117,609	—	—		13,117,609
Communications Equipment	27,016,345	—	—		27,016,345
Construction & Engineering	4,138,121	—	—		4,138,121
Construction Materials	3,363,765	—	—		3,363,765
Consumer Finance	18,539,637	—	—		18,539,637
Containers & Packaging	9,235,668	—	—		9,235,668
Distributors	2,536,117	—	—		2,536,117
Diversified Consumer Services	4,400,701	—	—		4,400,701
Diversified Financial Services	10,317,905	—	—		10,317,905
Diversified Telecommunication Services	39,612,460	—	—		39,612,460
Electric Utilities	38,458,814	—	—		38,458,814
Electrical Equipment	9,141,977	—	—		9,141,977
Electronic Equipment, Instruments & Components	16,291,083	—	—		16,291,083
Energy Equipment & Services	17,633,870	—	—		17,633,870
Equity Real Estate Investment Trusts (REITS)	87,876,032	—	—		87,876,032
Food & Staples Retailing	29,321,831	—	—		29,321,831
Food Products	29,220,251	—	—		29,220,251
Gas Utilities	3,966,855	—	—		3,966,855
Health Care Equipment & Supplies	59,832,520	168	—		59,832,688
Health Care Providers & Services	66,387,263	—	—		66,387,263
Health Care Technology	3,964,870	—	—		3,964,870
Hotels, Restaurants & Leisure	44,170,660	—	—		44,170,660
Household Durables	10,274,726	—	—		10,274,726
Household Products	27,919,801	—	—		27,919,801
Independent Power Producers & Energy Traders	2,638,909	459	—		2,639,368
Industrial Conglomerates	31,375,426	—	—		31,375,426
Insurance	45,264,886	—	—		45,264,886
Internet & Catalog Retail	82,044,380	—	—		82,044,380
Internet Software & Services	83,560,815	1,285	—		83,562,100
IT Services	90,866,292	—	—		90,866,292
Leisure Equipment & Products	3,091,020	—	—		3,091,020
Life Sciences Tools & Services	18,520,112	—	—		18,520,112
Machinery	41,885,330	—	—		41,885,330
Marine	533,745	—	—		533,745
Media	29,257,651	—	—		29,257,651
Metals & Mining	10,520,306	—	0	(a)	10,520,306
Mortgage Real Estate Investment Trust (REITs)	4,840,621	—	—		4,840,621
Multi-Utilities	19,996,548	—	—		19,996,548
Multiline Retail	10,585,746	—	—		10,585,746

See accompanying notes to financial statements.

48

SPDR Portfolio Total Stock Market ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Oil, Gas & Consumable Fuels	$121,309,552	$—	$—	$121,309,552
Paper & Forest Products	1,394,544	—	—	1,394,544
Personal Products	4,970,516	—	—	4,970,516
Pharmaceuticals	81,800,775	—	—	81,800,775
Professional Services	10,056,348	—	—	10,056,348
Real Estate Management & Development	3,230,786	—	—	3,230,786
Road & Rail	23,344,660	—	—	23,344,660
Semiconductors & Semiconductor Equipment	86,473,841	—	—	86,473,841
Software	136,037,313	—	—	136,037,313
Specialty Retail	51,857,446	—	—	51,857,446
Technology Hardware, Storage & Peripherals	88,129,391	—	—	88,129,391
Textiles, Apparel & Luxury Goods	18,203,355	—	—	18,203,355
Thrifts & Mortgage Finance	3,733,901	—	—	3,733,901
Tobacco	19,723,535	—	—	19,723,535
Trading Companies & Distributors	7,792,755	—	—	7,792,755
Transportation Infrastructure	328,400	—	—	328,400
Water Utilities	2,437,950	—	—	2,437,950
Wireless Telecommunication Services	1,991,969	—	—	1,991,969
Limited Partnerships
Capital Markets	6,514	—	—	6,514
Trading Companies & Distributors	96,891	—	—	96,891
Rights
Biotechnology	—	4,711	—	4,711
Diversified Financial Services	—	431	—	431
Media	—	132	—	132
Preferred Stocks
Media	24	—	—	24
Short-Term Investments	14,149,073	—	—	14,149,073

TOTAL INVESTMENTS	$2,206,257,759	$7,186	$0	$2,206,264,945

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(100,713)	—	—	(100,713)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(100,713)	$—	$—	$(100,713)

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	6,161	$552,827	$2,760,840	$269,748	$113,307	$(262,965)	31,091	$2,894,261	$30,324	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,147,670	1,147,670	40,639,806	37,716,463	—	—	4,071,013	4,071,013	29,293	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,424,445	1,424,445	36,604,451	27,950,836	—	—	10,078,060	10,078,060	120,807	—

TOTAL		$3,124,942	$80,005,097	$65,937,047	$113,307	$(262,965)		$17,043,334	$180,424	$—

See accompanying notes to financial statements.

49

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.1%
Boeing Co.	116,704	$39,155,359
General Dynamics Corp.	29,298	5,461,440
Harris Corp.	16,064	2,321,891
Huntington Ingalls Industries, Inc.	6,316	1,369,246
Lockheed Martin Corp.	32,766	9,680,059
Northrop Grumman Corp.	25,462	7,834,657
Raytheon Co.	37,590	7,261,636
Rockwell Collins, Inc.	34,821	4,689,692
TransDigm Group, Inc. (a)	10,291	3,551,836

		81,325,816

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	20,565	1,503,301
FedEx Corp.	30,085	6,831,100
United Parcel Service, Inc. Class B	72,369	7,687,759

		16,022,160

AIRLINES — 0.2%
American Airlines Group, Inc.	48,266	1,832,178
Southwest Airlines Co.	76,690	3,901,987

		5,734,165

AUTO COMPONENTS — 0.2%
Aptiv PLC	56,848	5,208,982
BorgWarner, Inc.	28,561	1,232,693

		6,441,675

BANKS — 1.2%
Bank of America Corp.	964,310	27,183,899
Comerica, Inc.	18,482	1,680,383
SVB Financial Group (a)	11,063	3,194,552

		32,058,834

BEVERAGES — 1.8%
Brown-Forman Corp. Class B	35,925	1,760,684
Coca-Cola Co.	366,461	16,072,980
Constellation Brands, Inc. Class A	36,020	7,883,697
Monster Beverage Corp. (a)	87,890	5,036,097
PepsiCo, Inc.	147,780	16,088,809

		46,842,267

BIOTECHNOLOGY — 3.8%
AbbVie, Inc.	322,954	29,921,688
Alexion Pharmaceuticals, Inc. (a)	24,472	3,038,199
Amgen, Inc.	83,698	15,449,814
Biogen, Inc. (a)	31,242	9,067,678
Celgene Corp. (a)	150,445	11,948,342
Gilead Sciences, Inc.	179,648	12,726,264
Incyte Corp. (a)	37,629	2,521,143
Regeneron Pharmaceuticals, Inc. (a)	16,603	5,727,869
Vertex Pharmaceuticals, Inc. (a)	54,320	9,232,227

		99,633,224

BUILDING PRODUCTS — 0.2%
Allegion PLC	13,080	1,011,869
AO Smith Corp.	30,920	1,828,918
Fortune Brands Home & Security, Inc.	31,299	1,680,443
Masco Corp.	44,094	1,649,998

		6,171,228

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	4,967	738,444
Ameriprise Financial, Inc.	21,383	2,991,054
BlackRock, Inc.	15,356	7,663,258
Cboe Global Markets, Inc.	24,135	2,511,729
Charles Schwab Corp.	255,211	13,041,282
CME Group, Inc.	48,562	7,960,283
E*TRADE Financial Corp. (a)	56,640	3,464,102
Intercontinental Exchange, Inc.	124,287	9,141,309
Moody’s Corp.	35,203	6,004,224
MSCI, Inc.	19,110	3,161,367
Nasdaq, Inc.	11,528	1,052,161
Northern Trust Corp.	24,457	2,516,381
Raymond James Financial, Inc.	13,353	1,193,091
S&P Global, Inc.	53,426	10,893,027
T Rowe Price Group, Inc.	51,580	5,987,922

		78,319,634

CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	16,662	2,594,773
Albemarle Corp. (b)	13,769	1,298,830
CF Industries Holdings, Inc.	21,266	944,210
Ecolab, Inc.	25,602	3,592,729
FMC Corp.	28,787	2,568,088
International Flavors & Fragrances, Inc.	10,350	1,282,986
PPG Industries, Inc.	25,650	2,660,675
Praxair, Inc.	32,063	5,070,764
Sherwin-Williams Co.	17,692	7,210,728

		27,223,783

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	18,281	3,383,265
Copart, Inc. (a)	43,000	2,432,080
Republic Services, Inc.	22,020	1,505,287
Waste Management, Inc.	85,032	6,916,503

		14,237,135

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	460,805	19,828,439
F5 Networks, Inc. (a)	7,581	1,307,343
Motorola Solutions, Inc.	34,304	3,991,957

		25,127,739

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	5,837	1,303,577
Vulcan Materials Co.	14,475	1,868,144

		3,171,721

CONSUMER FINANCE — 0.3%
American Express Co.	91,906	9,006,788

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	18,493	1,888,135
Packaging Corp. of America	13,172	1,472,498
Sealed Air Corp.	13,173	559,194

		3,919,827

DISTRIBUTORS — 0.0% (c)
LKQ Corp. (a)	38,057	1,214,018

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	28,661	652,898

See accompanying notes to financial statements.

50

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
ELECTRIC UTILITIES — 0.4%
FirstEnergy Corp.	39,194	$1,407,456
NextEra Energy, Inc.	51,386	8,583,004

		9,990,460

ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	49,727	3,588,300
Emerson Electric Co.	55,398	3,830,218
Rockwell Automation, Inc.	18,568	3,086,559

		10,505,077

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	64,652	5,634,422
Corning, Inc.	178,298	4,904,978
FLIR Systems, Inc.	19,487	1,012,739
IPG Photonics Corp. (a)	7,810	1,723,120
TE Connectivity, Ltd.	54,144	4,876,209

		18,151,468

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	11,534	1,455,245
American Tower Corp. REIT	93,938	13,543,042
Apartment Investment & Management Co. Class A REIT	14,987	633,950
AvalonBay Communities, Inc. REIT	13,056	2,244,196
Boston Properties, Inc. REIT	14,590	1,829,878
Crown Castle International Corp. REIT	59,321	6,395,990
Digital Realty Trust, Inc. REIT	26,001	2,901,192
Equinix, Inc. REIT	16,689	7,174,434
Essex Property Trust, Inc. REIT	7,406	1,770,552
Extra Space Storage, Inc. REIT	26,542	2,649,157
Federal Realty Investment Trust REIT	7,441	941,659
GGP, Inc. REIT	52,074	1,063,872
Iron Mountain, Inc. REIT	26,507	928,010
Prologis, Inc. REIT	113,673	7,467,179
Public Storage REIT	17,962	4,074,859
SBA Communications Corp. REIT (a)	24,662	4,072,189
Simon Property Group, Inc. REIT	32,434	5,519,943
UDR, Inc. REIT	37,850	1,420,889
Vornado Realty Trust REIT	24,086	1,780,437

		67,866,673

FOOD PRODUCTS — 0.2%
General Mills, Inc.	42,477	1,880,032
Hershey Co.	16,214	1,508,875
Kellogg Co.	19,388	1,354,640
McCormick & Co., Inc.	12,272	1,424,656

		6,168,203

HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
Abbott Laboratories	372,066	22,692,305
ABIOMED, Inc. (a)	8,936	3,655,271
Align Technology, Inc. (a)	15,234	5,212,161
Baxter International, Inc.	59,151	4,367,710
Becton Dickinson and Co.	56,662	13,573,949
Boston Scientific Corp. (a)	293,724	9,604,775
Cooper Cos., Inc.	10,558	2,485,881
Edwards Lifesciences Corp. (a)	45,207	6,580,783
Hologic, Inc. (a)	58,593	2,329,072
IDEXX Laboratories, Inc. (a)	18,149	3,955,393
Intuitive Surgical, Inc. (a)	24,118	11,539,981
Medtronic PLC	124,258	10,637,727
ResMed, Inc.	30,280	3,136,402
Stryker Corp.	68,532	11,572,314
Varian Medical Systems, Inc. (a)	10,481	1,191,899
Zimmer Biomet Holdings, Inc.	24,214	2,698,408

		115,234,031

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc.	34,823	6,390,021
Anthem, Inc.	28,961	6,893,587
Centene Corp. (a)	42,210	5,200,694
Cigna Corp.	51,656	8,778,937
HCA Healthcare, Inc.	32,331	3,317,161
Laboratory Corp. of America Holdings (a)	12,372	2,221,145
UnitedHealth Group, Inc.	204,810	50,248,085

		83,049,630

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	67,666	4,045,750

HOTELS, RESTAURANTS & LEISURE — 2.3%
Carnival Corp.	39,294	2,251,939
Chipotle Mexican Grill, Inc. (a) (b)	1,729	745,839
Darden Restaurants, Inc.	15,512	1,660,715
Hilton Worldwide Holdings, Inc.	23,942	1,895,249
Marriott International, Inc. Class A	63,667	8,060,242
McDonald’s Corp.	167,286	26,212,043
MGM Resorts International	48,197	1,399,159
Norwegian Cruise Line Holdings, Ltd. (a)	43,715	2,065,534
Royal Caribbean Cruises, Ltd.	24,035	2,490,026
Starbucks Corp.	187,692	9,168,754
Wynn Resorts, Ltd.	17,210	2,879,921
Yum! Brands, Inc.	31,186	2,439,369

		61,268,790

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	72,834	2,986,194
Garmin, Ltd.	11,973	730,353
Lennar Corp. Class A	34,425	1,807,313
Mohawk Industries, Inc. (a)	8,853	1,896,932
PulteGroup, Inc.	56,313	1,618,999

		9,039,791

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	27,805	1,478,114
Clorox Co.	15,378	2,079,875
Colgate-Palmolive Co.	87,993	5,702,826
Kimberly-Clark Corp.	33,012	3,477,484
Procter & Gamble Co.	198,803	15,518,562

		28,256,861

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
NRG Energy, Inc.	34,737	1,066,426

INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	126,468	24,878,785

See accompanying notes to financial statements.

51

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Honeywell International, Inc.	93,829	$13,516,067
Roper Technologies, Inc.	21,522	5,938,135

		44,332,987

INSURANCE — 1.0%
Allstate Corp.	35,697	3,258,065
Aon PLC	30,809	4,226,070
Arthur J Gallagher & Co.	19,670	1,284,058
Marsh & McLennan Cos., Inc.	62,097	5,090,091
Principal Financial Group, Inc.	26,026	1,378,077
Progressive Corp.	124,258	7,349,861
Torchmark Corp.	9,314	758,253
Willis Towers Watson PLC	11,852	1,796,763

		25,141,238

INTERNET & CATALOG RETAIL — 7.7%
Amazon.com, Inc. (a)	85,742	145,744,252
Booking Holdings, Inc. (a)	10,229	20,735,104
Expedia Group, Inc.	15,265	1,834,700
Netflix, Inc. (a)	92,440	36,183,789
TripAdvisor, Inc. (a) (b)	8,279	461,223

		204,959,068

INTERNET SOFTWARE & SERVICES — 9.8%
Akamai Technologies, Inc. (a)	14,710	1,077,213
Alphabet, Inc. Class A (a)	63,642	71,863,910
Alphabet, Inc. Class C (a)	64,649	72,125,657
eBay, Inc. (a)	198,426	7,194,927
Facebook, Inc. Class A (a)	510,842	99,266,817
Twitter, Inc. (a)	137,203	5,991,655
VeriSign, Inc. (a)	20,354	2,797,047

		260,317,226

IT SERVICES — 6.8%
Accenture PLC Class A	86,242	14,108,329
Alliance Data Systems Corp.	6,029	1,405,963
Automatic Data Processing, Inc.	93,594	12,554,699
Broadridge Financial Solutions, Inc.	24,874	2,862,997
Cognizant Technology Solutions Corp. Class A	124,445	9,829,910
DXC Technology Co.	31,389	2,530,267
Fidelity National Information Services, Inc.	44,092	4,675,075
Fiserv, Inc. (a)	87,906	6,512,955
FleetCor Technologies, Inc. (a)	19,008	4,004,035
Gartner, Inc. (a)	19,254	2,558,857
Global Payments, Inc.	33,628	3,749,186
Mastercard, Inc. Class A	195,413	38,402,563
Paychex, Inc.	44,195	3,020,728
PayPal Holdings, Inc. (a)	237,731	19,795,860
Total System Services, Inc.	35,573	3,006,630
Visa, Inc. Class A (b)	380,617	50,412,722
Western Union Co.	38,102	774,614

		180,205,390

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	13,184	1,217,015
Mattel, Inc. (b)	19,715	323,720

		1,540,735

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	68,414	4,230,722
Illumina, Inc. (a)	31,567	8,816,347
IQVIA Holdings, Inc. (a)	17,810	1,777,794
Mettler-Toledo International, Inc. (a)	5,477	3,169,157
PerkinElmer, Inc.	14,690	1,075,749
Thermo Fisher Scientific, Inc.	61,919	12,825,902
Waters Corp. (a)	16,848	3,261,604

		35,157,275

MACHINERY — 1.4%
Caterpillar, Inc.	66,430	9,012,558
Deere & Co.	37,781	5,281,784
Dover Corp.	18,428	1,348,930
Fortive Corp.	42,994	3,315,267
Illinois Tool Works, Inc.	64,759	8,971,712
Ingersoll-Rand PLC	22,365	2,006,811
Parker-Hannifin Corp.	15,994	2,492,665
Stanley Black & Decker, Inc.	21,397	2,841,736
Xylem, Inc.	26,264	1,769,668

		37,041,131

MEDIA — 1.7%
CBS Corp. Class B	32,827	1,845,534
Charter Communications, Inc. Class A (a)	39,645	11,624,310
Comcast Corp. Class A	488,902	16,040,875
Walt Disney Co.	148,835	15,599,396

		45,110,115

MULTI-UTILITIES — 0.2%
Dominion Energy, Inc.	52,591	3,585,654
WEC Energy Group, Inc.	28,527	1,844,271

		5,429,925

MULTILINE RETAIL — 0.3%
Dollar General Corp.	26,123	2,575,728
Dollar Tree, Inc. (a)	50,529	4,294,965

		6,870,693

OIL, GAS & CONSUMABLE FUELS — 0.3%
Cabot Oil & Gas Corp.	44,609	1,061,694
Cimarex Energy Co.	6,240	634,858
EOG Resources, Inc.	43,537	5,417,309
Hess Corp.	17,406	1,164,287

		8,278,148

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	48,110	6,864,816

PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	220,427	12,198,430
Eli Lilly & Co.	123,756	10,560,099
Johnson & Johnson	308,346	37,414,704
Merck & Co., Inc.	212,821	12,918,235
Nektar Therapeutics (a)	34,278	1,673,795
Perrigo Co. PLC	10,291	750,317
Pfizer, Inc.	573,159	20,794,208
Zoetis, Inc.	103,847	8,846,726

		105,156,514

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	15,188	1,900,171
Robert Half International, Inc.	15,490	1,008,399

See accompanying notes to financial statements.

52

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Verisk Analytics, Inc. (a)	21,268	$2,289,287

		5,197,857

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	64,838	3,095,366

ROAD & RAIL — 1.2%
CSX Corp.	186,104	11,869,713
JB Hunt Transport Services, Inc.	10,498	1,276,032
Kansas City Southern	10,333	1,094,885
Norfolk Southern Corp.	27,242	4,110,001
Union Pacific Corp.	85,880	12,167,478

		30,518,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Advanced Micro Devices, Inc. (a) (b)	59,291	888,772
Analog Devices, Inc.	78,805	7,558,976
Applied Materials, Inc.	214,128	9,890,572
Broadcom, Inc.	85,513	20,748,874
Intel Corp. (a)	565,948	28,133,275
KLA-Tencor Corp.	33,399	3,424,400
Lam Research Corp.	34,688	5,995,821
Microchip Technology, Inc. (b)	50,019	4,549,228
Micron Technology, Inc. (a)	246,719	12,937,944
NVIDIA Corp.	129,039	30,569,339
Qorvo, Inc. (a)	27,242	2,183,991
QUALCOMM, Inc.	110,424	6,196,995
Skyworks Solutions, Inc.	38,736	3,743,834
Texas Instruments, Inc.	208,522	22,989,551
Xilinx, Inc.	33,212	2,167,415

		161,978,987

SOFTWARE — 10.4%
Activision Blizzard, Inc.	161,897	12,355,979
Adobe Systems, Inc. (a)	104,835	25,559,821
ANSYS, Inc. (a)	18,012	3,137,330
Autodesk, Inc. (a)	28,539	3,741,178
Cadence Design Systems, Inc. (a)	60,464	2,618,696
Citrix Systems, Inc. (a)	15,236	1,597,342
Electronic Arts, Inc. (a)	65,624	9,254,296
Intuit, Inc.	51,649	10,552,149
Microsoft Corp.	1,636,335	161,358,994
Oracle Corp.	323,571	14,256,538
Red Hat, Inc. (a)	37,861	5,087,383
salesforce.com, Inc. (a)	150,247	20,493,691
Symantec Corp.	60,447	1,248,231
Synopsys, Inc. (a)	31,387	2,685,786
Take-Two Interactive Software, Inc. (a)	15,615	1,848,191

		275,795,605

SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (a)	2,432	1,631,702
CarMax, Inc. (a) (b)	19,145	1,395,096
Home Depot, Inc.	245,847	47,964,750
Lowe’s Cos., Inc.	118,752	11,349,128
O’Reilly Automotive, Inc. (a)	9,416	2,575,935
Ross Stores, Inc.	53,627	4,544,888
Tiffany & Co.	8,994	1,183,610
TJX Cos., Inc.	60,504	5,758,771
Tractor Supply Co.	10,777	824,333
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,476	1,978,807

		79,207,020

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	1,046,790	193,771,297
NetApp, Inc.	57,579	4,521,679

		198,292,976

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (b)	31,294	689,094
Michael Kors Holdings, Ltd. (a)	31,584	2,103,494
NIKE, Inc. Class B	182,915	14,574,667
Tapestry, Inc.	23,981	1,120,152
VF Corp.	43,551	3,550,278

		22,037,685

TOBACCO — 1.0%
Altria Group, Inc.	227,004	12,891,557
Philip Morris International, Inc.	165,930	13,397,188

		26,288,745

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	34,682	1,669,245
United Rentals, Inc. (a)	17,960	2,651,255

		4,320,500

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	21,033	1,795,797

TOTAL COMMON STOCKS (Cost $2,405,786,627)		2,646,679,980

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	1,739,848	1,739,848
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	34,656	34,656

TOTAL SHORT-TERM INVESTMENTS (Cost $1,774,504)		1,774,504

TOTAL INVESTMENTS — 100.0% (Cost $2,407,561,131)		2,648,454,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(330,173)

NET ASSETS — 100.0%		$2,648,124,311

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

53

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$81,325,816	$—	$—	$81,325,816
Air Freight & Logistics	16,022,160	—	—	16,022,160
Airlines	5,734,165	—	—	5,734,165
Auto Components	6,441,675	—	—	6,441,675
Banks	32,058,834	—	—	32,058,834
Beverages	46,842,267	—	—	46,842,267
Biotechnology	99,633,224	—	—	99,633,224
Building Products	6,171,228	—	—	6,171,228
Capital Markets	78,319,634	—	—	78,319,634
Chemicals	27,223,783	—	—	27,223,783
Commercial Services & Supplies	14,237,135	—	—	14,237,135
Communications Equipment	25,127,739	—	—	25,127,739
Construction Materials	3,171,721	—	—	3,171,721
Consumer Finance	9,006,788	—	—	9,006,788
Containers & Packaging	3,919,827	—	—	3,919,827
Distributors	1,214,018	—	—	1,214,018
Diversified Consumer Services	652,898	—	—	652,898
Electric Utilities	9,990,460	—	—	9,990,460
Electrical Equipment	10,505,077	—	—	10,505,077
Electronic Equipment, Instruments & Components	18,151,468	—	—	18,151,468
Equity Real Estate Investment Trusts (REITS)	67,866,673	—	—	67,866,673
Food Products	6,168,203	—	—	6,168,203
Health Care Equipment & Supplies	115,234,031	—	—	115,234,031
Health Care Providers & Services	83,049,630	—	—	83,049,630
Health Care Technology	4,045,750	—	—	4,045,750
Hotels, Restaurants & Leisure	61,268,790	—	—	61,268,790
Household Durables	9,039,791	—	—	9,039,791
Household Products	28,256,861	—	—	28,256,861
Independent Power Producers & Energy Traders	1,066,426	—	—	1,066,426
Industrial Conglomerates	44,332,987	—	—	44,332,987
Insurance	25,141,238	—	—	25,141,238
Internet & Catalog Retail	204,959,068	—	—	204,959,068
Internet Software & Services	260,317,226	—	—	260,317,226
IT Services	180,205,390	—	—	180,205,390
Leisure Equipment & Products	1,540,735	—	—	1,540,735
Life Sciences Tools & Services	35,157,275	—	—	35,157,275
Machinery	37,041,131	—	—	37,041,131
Media	45,110,115	—	—	45,110,115
Multi-Utilities	5,429,925	—	—	5,429,925
Multiline Retail	6,870,693	—	—	6,870,693
Oil, Gas & Consumable Fuels	8,278,148	—	—	8,278,148
Personal Products	6,864,816	—	—	6,864,816
Pharmaceuticals	105,156,514	—	—	105,156,514
Professional Services	5,197,857	—	—	5,197,857
Real Estate Management & Development	3,095,366	—	—	3,095,366
Road & Rail	30,518,109	—	—	30,518,109
Semiconductors & Semiconductor Equipment	161,978,987	—	—	161,978,987
Software	275,795,605	—	—	275,795,605
Specialty Retail	79,207,020	—	—	79,207,020
Technology Hardware, Storage & Peripherals	198,292,976	—	—	198,292,976

See accompanying notes to financial statements.

54

SPDR Portfolio S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$22,037,685	$—	$—	$22,037,685
Tobacco	26,288,745	—	—	26,288,745
Trading Companies & Distributors	4,320,500	—	—	4,320,500
Water Utilities	1,795,797	—	—	1,795,797
Short-Term Investments	1,774,504	—	—	1,774,504

TOTAL INVESTMENTS	$2,648,454,484	$—	$—	$2,648,454,484

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,065,245	$1,065,245	$37,467,119	$36,792,516	$—	$—	1,739,848	$1,739,848	$25,519	$—
State Street Navigator Securities Lending Government Money Market Portfolio	111,901	111,901	8,374,153	8,451,398	—	—	34,656	34,656	3,545	—

TOTAL		$1,177,146	$45,841,272	$45,243,914	$—	$—		$1,774,504	$29,064	$—

See accompanying notes to financial statements.

55

SPDR Portfolio S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.3%
Ford Motor Co.	609,266	$6,744,575
General Motors Co.	166,259	6,550,604

		13,295,179

BANKS — 1.2%
People’s United Financial, Inc.	368,320	6,662,909

BEVERAGES — 1.2%
Coca-Cola Co.	153,559	6,735,098

CAPITAL MARKETS — 0.9%
Invesco, Ltd.	196,543	5,220,182

CHEMICALS — 1.2%
LyondellBasell Industries NV Class A	61,918	6,801,692

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	174,305	7,500,344

CONTAINERS & PACKAGING — 1.1%
International Paper Co.	115,675	6,024,354

DIVERSIFIED CONSUMER SERVICES — 1.1%
H&R Block, Inc. (a)	270,387	6,159,416

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	198,363	6,369,436
CenturyLink, Inc. (a)	422,296	7,871,598
Verizon Communications, Inc.	135,469	6,815,445

		21,056,479

ELECTRIC UTILITIES — 12.1%
American Electric Power Co., Inc.	107,492	7,443,821
Duke Energy Corp.	95,072	7,518,294
Edison International	119,143	7,538,178
Entergy Corp.	95,734	7,734,350
Exelon Corp.	192,155	8,185,803
FirstEnergy Corp.	236,672	8,498,891
Pinnacle West Capital Corp.	91,683	7,385,982
PPL Corp. (a)	231,044	6,596,306
Southern Co.	166,564	7,713,579

		68,615,204

ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	87,505	6,540,124

ENERGY EQUIPMENT & SERVICES — 1.2%
Helmerich & Payne, Inc.	102,984	6,566,260

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 26.2%
Apartment Investment & Management Co. Class A REIT	174,456	7,379,489
Crown Castle International Corp. REIT	67,130	7,237,957
Digital Realty Trust, Inc. REIT	66,185	7,384,922
Extra Space Storage, Inc. REIT	85,955	8,579,168
GGP, Inc. REIT	310,916	6,352,014
HCP, Inc. REIT	304,019	7,849,770
Host Hotels & Resorts, Inc. REIT	344,938	7,267,844
Iron Mountain, Inc. REIT	205,219	7,184,717
Kimco Realty Corp. REIT	449,611	7,638,891
Macerich Co. REIT	109,203	6,206,006
Mid-America Apartment Communities, Inc. REIT	77,615	7,813,502
Public Storage REIT	37,734	8,560,335
Realty Income Corp. REIT	136,298	7,331,469
Regency Centers Corp. REIT	114,245	7,092,330
Simon Property Group, Inc. REIT	44,298	7,539,077
SL Green Realty Corp. REIT	75,751	7,615,248
UDR, Inc. REIT	199,635	7,494,298
Ventas, Inc. REIT	131,404	7,483,458
Welltower, Inc. REIT	121,339	7,606,742
Weyerhaeuser Co. REIT	195,395	7,124,102

		148,741,339

FOOD PRODUCTS — 3.4%
Archer-Daniels-Midland Co.	171,828	7,874,877
General Mills, Inc.	123,790	5,478,946
Kraft Heinz Co. (a)	92,571	5,815,310

		19,169,133

HOUSEHOLD DURABLES — 1.2%
Garmin, Ltd.	114,644	6,993,284

HOUSEHOLD PRODUCTS — 1.1%
Kimberly-Clark Corp.	61,331	6,460,607

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.6%
AES Corp.	659,400	8,842,554

IT SERVICES — 2.4%
International Business Machines Corp.	44,395	6,201,981
Western Union Co.	358,515	7,288,610

		13,490,591

MEDIA — 2.7%
Interpublic Group of Cos., Inc.	337,244	7,905,000
Omnicom Group, Inc. (a)	95,975	7,320,013

		15,225,013

MULTI-UTILITIES — 10.4%
Ameren Corp.	131,723	8,015,345
CenterPoint Energy, Inc.	260,934	7,230,481
Consolidated Edison, Inc.	92,495	7,212,760
Dominion Energy, Inc.	97,315	6,634,937
DTE Energy Co.	70,294	7,284,567
Public Service Enterprise Group, Inc.	145,959	7,902,220
SCANA Corp.	180,555	6,954,979
WEC Energy Group, Inc.	116,168	7,510,261

		58,745,550

MULTILINE RETAIL — 4.5%
Kohl’s Corp.	108,511	7,910,452
Macy’s, Inc.	270,055	10,108,159
Target Corp.	95,505	7,269,840

		25,288,451

OIL, GAS & CONSUMABLE FUELS — 7.9%
Chevron Corp.	55,962	7,075,276
Exxon Mobil Corp.	82,991	6,865,845
Occidental Petroleum Corp.	94,768	7,930,186
ONEOK, Inc.	121,061	8,453,690
Valero Energy Corp.	75,215	8,336,079
Williams Cos., Inc.	223,311	6,053,961

		44,715,037

PHARMACEUTICALS — 2.6%
Merck & Co., Inc.	120,144	7,292,741

See accompanying notes to financial statements.

56

SPDR Portfolio S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Pfizer, Inc.	199,047	$7,221,425

		14,514,166

PROFESSIONAL SERVICES — 1.1%
Nielsen Holdings PLC	196,160	6,067,229

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
QUALCOMM, Inc.	108,126	6,068,031

SPECIALTY RETAIL — 0.9%
L Brands, Inc.	138,980	5,125,582

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Seagate Technology PLC	138,613	7,827,476
Xerox Corp.	227,494	5,459,856

		13,287,332

TOBACCO — 2.0%
Altria Group, Inc.	103,300	5,866,407
Philip Morris International, Inc.	66,828	5,395,693

		11,262,100

TOTAL COMMON STOCKS (Cost $557,275,800)		565,173,240

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $330,421)	330,421	330,421

TOTAL INVESTMENTS — 99.8% (Cost $557,606,221)		565,503,661
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,033,885

NET ASSETS — 100.0%		$566,537,546

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$13,295,179	$—	$—	$13,295,179
Banks	6,662,909	—	—	6,662,909
Beverages	6,735,098	—	—	6,735,098
Capital Markets	5,220,182	—	—	5,220,182
Chemicals	6,801,692	—	—	6,801,692
Communications Equipment	7,500,344	—	—	7,500,344
Containers & Packaging	6,024,354	—	—	6,024,354
Diversified Consumer Services	6,159,416	—	—	6,159,416
Diversified Telecommunication Services	21,056,479	—	—	21,056,479
Electric Utilities	68,615,204	—	—	68,615,204
Electrical Equipment	6,540,124	—	—	6,540,124
Energy Equipment & Services	6,566,260	—	—	6,566,260
Equity Real Estate Investment Trusts (REITS)	148,741,339	—	—	148,741,339
Food Products	19,169,133	—	—	19,169,133

See accompanying notes to financial statements.

57

SPDR Portfolio S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Durables	$6,993,284	$—	$—	$6,993,284
Household Products	6,460,607	—	—	6,460,607
Independent Power Producers & Energy Traders	8,842,554	—	—	8,842,554
IT Services	13,490,591	—	—	13,490,591
Media	15,225,013	—	—	15,225,013
Multi-Utilities	58,745,550	—	—	58,745,550
Multiline Retail	25,288,451	—	—	25,288,451
Oil, Gas & Consumable Fuels	44,715,037	—	—	44,715,037
Pharmaceuticals	14,514,166	—	—	14,514,166
Professional Services	6,067,229	—	—	6,067,229
Semiconductors & Semiconductor Equipment	6,068,031	—	—	6,068,031
Specialty Retail	5,125,582	—	—	5,125,582
Technology Hardware, Storage & Peripherals	13,287,332	—	—	13,287,332
Tobacco	11,262,100	—	—	11,262,100
Short-Term Investment	330,421	—	—	330,421

TOTAL INVESTMENTS	$565,503,661	$—	$—	$565,503,661

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	225,851	$225,851	$29,335,145	$29,230,575	$—	$—	330,421	$330,421	$6,133	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	9,831,832	9,831,832	—	—	—	—	3,547	—

TOTAL		$225,851	$39,166,977	$39,062,407	$—	$—		$330,421	$9,680	$—

See accompanying notes to financial statements.

58

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.2%
Arconic, Inc.	53,418	$908,640
General Dynamics Corp.	17,517	3,265,344
Harris Corp.	5,558	803,353
Huntington Ingalls Industries, Inc.	1,808	391,956
L3 Technologies, Inc.	10,004	1,923,969
Lockheed Martin Corp.	12,059	3,562,591
Northrop Grumman Corp.	7,144	2,198,209
Raytheon Co.	14,350	2,772,133
Textron, Inc.	32,695	2,154,928
United Technologies Corp.	95,009	11,878,975

		29,860,098

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	17,558	1,468,902
Expeditors International of Washington, Inc.	10,040	733,924
FedEx Corp.	13,445	3,052,822
United Parcel Service, Inc. Class B	44,768	4,755,705

		10,011,353

AIRLINES — 0.7%
Alaska Air Group, Inc. (a)	15,559	939,608
American Airlines Group, Inc.	24,771	940,307
Delta Air Lines, Inc.	82,544	4,089,230
Southwest Airlines Co.	22,163	1,127,653
United Continental Holdings, Inc. (b)	30,118	2,100,128

		9,196,926

AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	8,296	358,055
Goodyear Tire & Rubber Co.	31,243	727,650

		1,085,705

AUTOMOBILES — 0.9%
Ford Motor Co.	498,517	5,518,583
General Motors Co.	161,719	6,371,729
Harley-Davidson, Inc.	21,189	891,633

		12,781,945

BANKS — 11.9%
Bank of America Corp.	626,230	17,653,424
BB&T Corp.	99,677	5,027,708
Citigroup, Inc.	325,647	21,792,297
Citizens Financial Group, Inc.	61,936	2,409,310
Comerica, Inc.	10,876	988,846
Fifth Third Bancorp	87,640	2,515,268
Huntington Bancshares, Inc.	140,878	2,079,359
JPMorgan Chase & Co.	434,661	45,291,676
KeyCorp	136,011	2,657,655
M&T Bank Corp.	18,600	3,164,790
People’s United Financial, Inc.	44,004	796,032
PNC Financial Services Group, Inc.	59,966	8,101,407
Regions Financial Corp.	143,529	2,551,946
SunTrust Banks, Inc.	59,393	3,921,126
US Bancorp	199,352	9,971,587
Wells Fargo & Co.	559,983	31,045,457
Zions Bancorp	25,388	1,337,694

		161,305,582

BEVERAGES — 1.8%
Brown-Forman Corp. Class B	11,104	544,207
Coca-Cola Co.	269,067	11,801,279
Dr. Pepper Snapple Group, Inc.	13	1,586
Molson Coors Brewing Co. Class B	23,300	1,585,332
PepsiCo, Inc.	92,359	10,055,124

		23,987,528

BIOTECHNOLOGY — 1.1%
Alexion Pharmaceuticals, Inc. (b)	13,645	1,694,027
Amgen, Inc.	34,928	6,447,359
Biogen, Inc. (b)	8,287	2,405,219
Gilead Sciences, Inc.	58,189	4,122,109

		14,668,714

BUILDING PRODUCTS — 0.4%
Allegion PLC	4,379	338,759
Johnson Controls International PLC	118,337	3,958,373
Masco Corp.	13,637	510,297

		4,807,429

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	3,808	566,135
Ameriprise Financial, Inc.	5,660	791,721
Bank of New York Mellon Corp.	129,130	6,963,981
BlackRock, Inc.	6,416	3,201,841
CME Group, Inc.	14,389	2,358,645
Franklin Resources, Inc.	41,025	1,314,851
Goldman Sachs Group, Inc.	44,880	9,899,182
Invesco, Ltd.	52,822	1,402,952
Morgan Stanley	174,160	8,255,184
Nasdaq, Inc.	7,891	720,211
Northern Trust Corp.	12,522	1,288,389
Raymond James Financial, Inc.	8,677	775,290
State Street Corp. (c)	46,791	4,355,774

		41,894,156

CHEMICALS — 2.8%
Air Products & Chemicals, Inc.	17,882	2,784,764
Albemarle Corp.	5,558	524,286
CF Industries Holdings, Inc.	16,680	740,592
DowDuPont, Inc.	296,366	19,536,447
Eastman Chemical Co.	18,277	1,826,969
Ecolab, Inc.	17,788	2,496,190
International Flavors & Fragrances, Inc.	3,827	474,395
LyondellBasell Industries NV Class A	41,104	4,515,274
Mosaic Co.	44,169	1,238,940
PPG Industries, Inc.	16,634	1,725,445
Praxair, Inc.	17,633	2,788,659

		38,651,961

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc.	15,531	1,061,699
Stericycle, Inc. (b)	10,887	710,812

		1,772,511

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	324,354	13,956,953
F5 Networks, Inc. (b)	3,272	564,256

See accompanying notes to financial statements.

59

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Juniper Networks, Inc.	44,944	$1,232,364

		15,753,573

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	17,582	857,650
Jacobs Engineering Group, Inc.	15,424	979,270
Quanta Services, Inc. (b)	19,403	648,060

		2,484,980

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	4,615	1,030,668
Vulcan Materials Co.	8,287	1,069,520

		2,100,188

CONSUMER FINANCE — 1.1%
American Express Co.	36,268	3,554,264
Capital One Financial Corp.	62,039	5,701,384
Discover Financial Services	44,647	3,143,595
Synchrony Financial	90,884	3,033,708

		15,432,951

CONTAINERS & PACKAGING — 0.5%
Ball Corp.	44,126	1,568,679
International Paper Co.	52,439	2,731,023
Packaging Corp. of America	4,225	472,313
Sealed Air Corp.	13,063	554,525
WestRock Co.	32,910	1,876,528

		7,203,068

DISTRIBUTORS — 0.2%
Genuine Parts Co.	18,841	1,729,415
LKQ Corp. (b)	16,474	525,521

		2,254,936

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	9,357	213,152

DIVERSIFIED FINANCIAL SERVICES — 3.4%
Berkshire Hathaway, Inc. Class B (b)	245,750	45,869,237
Jefferies Financial Group, Inc.	38,051	865,280

		46,734,517

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	927,326	29,776,438
CenturyLink, Inc.	125,838	2,345,620
Verizon Communications, Inc.	527,607	26,543,908

		58,665,966

ELECTRIC UTILITIES — 3.6%
Alliant Energy Corp.	29,355	1,242,304
American Electric Power Co., Inc.	63,001	4,362,819
Duke Energy Corp.	89,644	7,089,048
Edison International	41,279	2,611,722
Entergy Corp.	22,909	1,850,818
Evergy, Inc.	34,582	1,941,779
Eversource Energy	40,315	2,362,862
Exelon Corp.	122,965	5,238,309
FirstEnergy Corp.	33,257	1,194,259
NextEra Energy, Inc.	29,527	4,931,895
PG&E Corp.	65,411	2,783,892
Pinnacle West Capital Corp.	14,416	1,161,353
PPL Corp. (a)	88,608	2,529,759
Southern Co.	129,346	5,990,013
Xcel Energy, Inc.	65,215	2,979,021

		48,269,853

ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	55,993	4,184,917
Emerson Electric Co.	47,524	3,285,809
Rockwell Automation, Inc.	4,952	823,171

		8,293,897

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
FLIR Systems, Inc.	5,657	293,994
TE Connectivity, Ltd.	12,676	1,141,601

		1,435,595

ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes a GE Co.	53,366	1,762,679
Halliburton Co.	111,992	5,046,360
Helmerich & Payne, Inc.	13,763	877,529
National Oilwell Varco, Inc.	48,994	2,126,340
Schlumberger, Ltd.	176,944	11,860,556
TechnipFMC PLC	55,425	1,759,189

		23,432,653

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	5,982	754,749
Apartment Investment & Management Co. Class A REIT	11,016	465,977
AvalonBay Communities, Inc. REIT	9,973	1,714,259
Boston Properties, Inc. REIT	11,037	1,384,261
Crown Castle International Corp. REIT	16,985	1,831,323
Digital Realty Trust, Inc. REIT	10,573	1,179,735
Duke Realty Corp. REIT	45,011	1,306,669
Equity Residential REIT	46,683	2,973,240
Essex Property Trust, Inc. REIT	4,018	960,583
Federal Realty Investment Trust REIT	5,034	637,053
GGP, Inc. REIT	48,222	985,175
HCP, Inc. REIT	59,573	1,538,175
Host Hotels & Resorts, Inc. REIT	93,711	1,974,491
Iron Mountain, Inc. REIT	20,122	704,471
Kimco Realty Corp. REIT	54,037	918,089
Macerich Co. REIT	13,745	781,128
Mid-America Apartment Communities, Inc. REIT	14,516	1,461,326
Public Storage REIT	8,315	1,886,341
Realty Income Corp. REIT	36,451	1,960,699
Regency Centers Corp. REIT	19,079	1,184,424
Simon Property Group, Inc. REIT	20,203	3,438,349
SL Green Realty Corp. REIT	11,121	1,117,994
UDR, Inc. REIT	11,759	441,433
Ventas, Inc. REIT	45,653	2,599,938
Vornado Realty Trust REIT	7,491	553,735
Welltower, Inc. REIT	47,629	2,985,862
Weyerhaeuser Co. REIT	96,866	3,531,734

		41,271,213

FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	55,989	11,700,581
Kroger Co.	104,105	2,961,787

See accompanying notes to financial statements.

60

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Sysco Corp.	61,353	$4,189,796
Walmart, Inc.	184,824	15,830,176
Walgreens Boots Alliance, Inc.	109,003	6,541,815

		41,224,155

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	71,524	3,277,945
Campbell Soup Co. (a)	24,341	986,784
Conagra Brands, Inc.	49,805	1,779,533
General Mills, Inc.	49,431	2,187,816
Hershey Co.	8,287	771,188
Hormel Foods Corp. (a)	34,067	1,267,633
J.M. Smucker Co.	14,575	1,566,521
Kellogg Co.	20,145	1,407,531
Kraft Heinz Co.	76,159	4,784,308
McCormick & Co., Inc.	7,940	921,755
Mondelez International, Inc. Class A	188,504	7,728,664
Tyson Foods, Inc. Class A	38,155	2,626,972

		29,306,650

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Baxter International, Inc.	27,728	2,047,435
Danaher Corp.	78,535	7,749,834
DENTSPLY SIRONA, Inc.	29,207	1,278,390
Medtronic PLC	98,614	8,442,345
Varian Medical Systems, Inc. (b)	5,458	620,684
Zimmer Biomet Holdings, Inc.	11,519	1,283,677

		21,422,365

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aetna, Inc.	20,870	3,829,645
AmerisourceBergen Corp.	20,841	1,777,112
Anthem, Inc.	15,312	3,644,715
Cardinal Health, Inc.	39,267	1,917,408
CVS Health Corp.	129,891	8,358,486
DaVita, Inc. (b)	17,982	1,248,670
Envision Healthcare Corp. (b)	15,514	682,771
Express Scripts Holding Co. (b)	71,673	5,533,872
HCA Healthcare, Inc.	16,254	1,667,660
Henry Schein, Inc. (b)	19,714	1,432,025
Humana, Inc.	17,569	5,229,062
Laboratory Corp. of America Holdings (b)	5,504	988,133
McKesson Corp.	25,818	3,444,121
Quest Diagnostics, Inc.	17,341	1,906,470
Universal Health Services, Inc. Class B	11,060	1,232,526

		42,892,676

HOTELS, RESTAURANTS & LEISURE — 0.8%
Carnival Corp.	28,411	1,628,234
Chipotle Mexican Grill, Inc. (a) (b)	1,867	805,368
Darden Restaurants, Inc.	6,401	685,291
Hilton Worldwide Holdings, Inc.	21,183	1,676,846
MGM Resorts International	35,984	1,044,616
Royal Caribbean Cruises, Ltd.	7,360	762,496
Starbucks Corp.	63,548	3,104,320
Yum! Brands, Inc.	22,691	1,774,890

		11,482,061

HOUSEHOLD DURABLES — 0.4%
Garmin, Ltd.	7,244	441,884
Leggett & Platt, Inc.	16,566	739,506
Lennar Corp. Class A	14,165	743,663
Mohawk Industries, Inc. (b)	2,783	596,313
Newell Brands, Inc.	61,983	1,598,542
Whirlpool Corp.	8,100	1,184,463

		5,304,371

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	14,800	786,768
Clorox Co.	7,153	967,443
Colgate-Palmolive Co.	58,892	3,816,791
Kimberly-Clark Corp.	24,867	2,619,490
Procter & Gamble Co.	202,351	15,795,519

		23,986,011

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	83,577	1,120,767
NRG Energy, Inc.	17,431	535,132

		1,655,899

INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	1,109,384	15,098,716
Honeywell International, Inc.	39,149	5,639,414

		20,738,130

INSURANCE — 4.1%
Aflac, Inc.	99,064	4,261,733
Allstate Corp.	23,907	2,181,992
American International Group, Inc.	114,767	6,084,946
Aon PLC	12,702	1,742,333
Arthur J Gallagher & Co.	11,116	725,653
Assurant, Inc.	6,627	685,828
Brighthouse Financial, Inc. (b)	15,275	612,069
Chubb, Ltd.	59,550	7,564,041
Cincinnati Financial Corp.	19,079	1,275,622
Everest Re Group, Ltd.	5,306	1,222,927
Hartford Financial Services Group, Inc.	45,879	2,345,793
Lincoln National Corp.	28,092	1,748,727
Loews Corp.	33,039	1,595,123
Marsh & McLennan Cos., Inc.	27,590	2,261,552
MetLife, Inc.	130,010	5,668,436
Principal Financial Group, Inc.	18,371	972,745
Prudential Financial, Inc.	53,621	5,014,100
Torchmark Corp.	7,830	637,440
Travelers Cos., Inc.	34,529	4,224,278
Unum Group	28,475	1,053,290
Willis Towers Watson PLC	9,764	1,480,223
XL Group, Ltd.	32,987	1,845,623

		55,204,474

INTERNET & CATALOG RETAIL — 0.1%
Expedia Group, Inc.	6,401	769,336
TripAdvisor, Inc. (a) (b)	8,556	476,655

		1,245,991

INTERNET SOFTWARE & SERVICES — 0.1%
Akamai Technologies, Inc. (b)	12,802	937,490

IT SERVICES — 1.9%
Accenture PLC Class A	30,406	4,974,117
Alliance Data Systems Corp.	2,486	579,735

See accompanying notes to financial statements.

61

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
DXC Technology Co.	17,413	$1,403,662
Fidelity National Information Services, Inc.	16,088	1,705,811
International Business Machines Corp.	109,060	15,235,682
Paychex, Inc.	14,445	987,316
Western Union Co.	35,660	724,968

		25,611,291

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	6,501	600,107
Mattel, Inc. (a)	31,982	525,145

		1,125,252

LIFE SCIENCES TOOLS & SERVICES — 0.3%
IQVIA Holdings, Inc. (b)	8,782	876,619
PerkinElmer, Inc.	5,383	394,197
Thermo Fisher Scientific, Inc.	14,359	2,974,324

		4,245,140

MACHINERY — 1.6%
Caterpillar, Inc.	36,604	4,966,065
Cummins, Inc.	19,751	2,626,883
Deere & Co.	18,656	2,608,109
Dover Corp.	8,788	643,281
Flowserve Corp.	16,539	668,175
Fortive Corp.	13,426	1,035,279
Ingersoll-Rand PLC	18,360	1,647,443
PACCAR, Inc.	45,009	2,788,758
Parker-Hannifin Corp.	7,355	1,146,277
Pentair PLC	20,999	883,638
Snap-on, Inc.	7,305	1,174,059
Stanley Black & Decker, Inc.	6,781	900,585
Xylem, Inc.	7,244	488,101

		21,576,653

MEDIA — 2.9%
CBS Corp. Class B	24,217	1,361,480
Comcast Corp. Class A	293,416	9,626,979
Discovery, Inc. Class A (a) (b)	19,394	533,335
Discovery, Inc. Class C (b)	43,646	1,112,973
DISH Network Corp. Class A (b)	28,562	959,969
Interpublic Group of Cos., Inc.	49,393	1,157,772
News Corp. Class A	48,610	753,455
News Corp. Class B	15,365	243,535
Omnicom Group, Inc.	29,100	2,219,457
Twenty-First Century Fox, Inc. Class A	134,755	6,695,976
Twenty-First Century Fox, Inc. Class B	56,248	2,771,339
Viacom, Inc. Class B	44,815	1,351,621
Walt Disney Co.	100,629	10,546,925

		39,334,816

METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	170,757	2,947,266
Newmont Mining Corp.	67,587	2,548,706
Nucor Corp.	40,308	2,519,250

		8,015,222

MULTI-UTILITIES — 1.8%
Ameren Corp.	31,069	1,890,549
CenterPoint Energy, Inc.	54,471	1,509,391
CMS Energy Corp.	35,800	1,692,624
Consolidated Edison, Inc.	39,763	3,100,719
Dominion Energy, Inc.	51,486	3,510,315
DTE Energy Co.	23,227	2,407,014
NiSource, Inc.	42,392	1,114,062
Public Service Enterprise Group, Inc.	64,168	3,474,056
SCANA Corp.	18,285	704,338
Sempra Energy	33,823	3,927,189
WEC Energy Group, Inc.	23,082	1,492,251

		24,822,508

MULTILINE RETAIL — 0.8%
Dollar General Corp.	16,912	1,667,523
Kohl’s Corp. (a)	21,205	1,545,845
Macy’s, Inc.	38,581	1,444,087
Nordstrom, Inc.	14,732	762,823
Target Corp.	68,187	5,190,394

		10,610,672

OIL, GAS & CONSUMABLE FUELS — 11.6%
Anadarko Petroleum Corp.	65,572	4,803,149
Andeavor	17,727	2,325,428
Apache Corp.	48,962	2,288,974
Cabot Oil & Gas Corp.	31,333	745,725
Chevron Corp.	244,023	30,851,828
Cimarex Energy Co.	8,212	835,489
Concho Resources, Inc. (b)	19,111	2,644,007
ConocoPhillips	149,542	10,411,114
Devon Energy Corp.	66,494	2,923,076
EOG Resources, Inc.	48,002	5,972,889
EQT Corp.	32,398	1,787,722
Exxon Mobil Corp.	540,533	44,718,295
Hess Corp.	23,124	1,546,764
HollyFrontier Corp.	22,300	1,525,989
Kinder Morgan, Inc.	242,810	4,290,453
Marathon Oil Corp.	109,351	2,281,062
Marathon Petroleum Corp.	59,008	4,140,001
Newfield Exploration Co. (b)	25,024	756,976
Noble Energy, Inc.	61,970	2,186,302
Occidental Petroleum Corp.	97,855	8,188,506
ONEOK, Inc.	52,627	3,674,943
Phillips 66	53,622	6,022,287
Pioneer Natural Resources Co.	21,777	4,121,080
Valero Energy Corp.	55,139	6,111,055
Williams Cos., Inc.	104,801	2,841,155

		157,994,269

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	59,689	841,615

PHARMACEUTICALS — 4.8%
Allergan PLC	43,317	7,221,810
Bristol-Myers Squibb Co.	77,398	4,283,205
Eli Lilly & Co.	47,656	4,066,487
Johnson & Johnson	157,601	19,123,305
Merck & Co., Inc.	216,446	13,138,272
Mylan NV (b)	65,341	2,361,424
Perrigo Co. PLC	10,310	751,702
Pfizer, Inc.	403,417	14,635,969

		65,582,174

See accompanying notes to financial statements.

62

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	6,301	$788,318
IHS Markit, Ltd. (b)	45,486	2,346,623
Nielsen Holdings PLC	42,247	1,306,700
Robert Half International, Inc.	6,439	419,179
Verisk Analytics, Inc. (b)	7,244	779,744

		5,640,564

ROAD & RAIL — 0.8%
JB Hunt Transport Services, Inc.	4,615	560,953
Kansas City Southern	6,945	735,892
Norfolk Southern Corp.	19,871	2,997,938
Union Pacific Corp.	47,616	6,746,235

		11,041,018

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Advanced Micro Devices, Inc. (a) (b)	68,688	1,029,633
Intel Corp. (b)	255,982	12,724,865
QUALCOMM, Inc.	123,169	6,912,244
Xilinx, Inc.	12,355	806,288

		21,473,030

SOFTWARE — 1.0%
Autodesk, Inc. (b)	10,946	1,434,911
CA, Inc.	39,633	1,412,916
Citrix Systems, Inc. (b)	7,200	754,848
Oracle Corp.	186,593	8,221,288
Symantec Corp.	43,075	889,499
Take-Two Interactive Software, Inc. (b)	5,046	597,244

		13,310,706

SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	9,530	1,293,221
AutoZone, Inc. (b)	1,986	1,332,467
Best Buy Co., Inc.	31,427	2,343,826
CarMax, Inc. (a) (b)	11,389	829,916
Foot Locker, Inc.	15,089	794,436
Gap, Inc.	27,596	893,834
L Brands, Inc.	31,250	1,152,500
Lowe’s Cos., Inc.	33,586	3,209,814
O’Reilly Automotive, Inc. (b)	4,815	1,317,240
Ross Stores, Inc.	16,574	1,404,646
Tiffany & Co.	7,417	976,077
TJX Cos., Inc.	44,164	4,203,530
Tractor Supply Co.	9,275	709,445
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,290	534,623

		20,995,575

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Hewlett Packard Enterprise Co.	195,286	2,853,128
HP, Inc.	209,933	4,763,380
Seagate Technology PLC	36,738	2,074,595
Western Digital Corp.	38,016	2,942,819
Xerox Corp.	26,809	643,416

		13,277,338

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (a)	26,614	586,040
NIKE, Inc. Class B	53,722	4,280,569
PVH Corp.	9,895	1,481,480
Ralph Lauren Corp.	7,220	907,699
Tapestry, Inc.	22,085	1,031,590
Under Armour, Inc. Class A (a) (b)	23,430	526,706
Under Armour, Inc. Class C (a) (b)	23,067	486,252
VF Corp.	15,724	1,281,821

		10,582,157

TOBACCO — 1.0%
Altria Group, Inc.	106,455	6,045,579
Philip Morris International, Inc.	99,325	8,019,501

		14,065,080

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	16,323	785,626
W.W. Grainger, Inc.	6,501	2,004,908

		2,790,534

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	10,173	868,571

TOTAL COMMON STOCKS (Cost $1,410,192,333)		1,352,774,908

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	1,976,998	1,976,998
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,630,828	1,630,828

TOTAL SHORT-TERM INVESTMENTS (Cost $3,607,826)		3,607,826

TOTAL INVESTMENTS — 100.0% (Cost $1,413,800,159)		1,356,382,734
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(415,482)

NET ASSETS — 100.0%		$1,355,967,252

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

63

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$29,860,098	$—	$—	$29,860,098
Air Freight & Logistics	10,011,353	—	—	10,011,353
Airlines	9,196,926	—	—	9,196,926
Auto Components	1,085,705	—	—	1,085,705
Automobiles	12,781,945	—	—	12,781,945
Banks	161,305,582	—	—	161,305,582
Beverages	23,987,528	—	—	23,987,528
Biotechnology	14,668,714	—	—	14,668,714
Building Products	4,807,429	—	—	4,807,429
Capital Markets	41,894,156	—	—	41,894,156
Chemicals	38,651,961	—	—	38,651,961
Commercial Services & Supplies	1,772,511	—	—	1,772,511
Communications Equipment	15,753,573	—	—	15,753,573
Construction & Engineering	2,484,980	—	—	2,484,980
Construction Materials	2,100,188	—	—	2,100,188
Consumer Finance	15,432,951	—	—	15,432,951
Containers & Packaging	7,203,068	—	—	7,203,068
Distributors	2,254,936	—	—	2,254,936
Diversified Consumer Services	213,152	—	—	213,152
Diversified Financial Services	46,734,517	—	—	46,734,517
Diversified Telecommunication Services	58,665,966	—	—	58,665,966
Electric Utilities	48,269,853	—	—	48,269,853
Electrical Equipment	8,293,897	—	—	8,293,897
Electronic Equipment, Instruments & Components	1,435,595	—	—	1,435,595
Energy Equipment & Services	23,432,653	—	—	23,432,653
Equity Real Estate Investment Trusts (REITS)	41,271,213	—	—	41,271,213
Food & Staples Retailing	41,224,155	—	—	41,224,155
Food Products	29,306,650	—	—	29,306,650
Health Care Equipment & Supplies	21,422,365	—	—	21,422,365
Health Care Providers & Services	42,892,676	—	—	42,892,676
Hotels, Restaurants & Leisure	11,482,061	—	—	11,482,061
Household Durables	5,304,371	—	—	5,304,371
Household Products	23,986,011	—	—	23,986,011
Independent Power Producers & Energy Traders	1,655,899	—	—	1,655,899
Industrial Conglomerates	20,738,130	—	—	20,738,130
Insurance	55,204,474	—	—	55,204,474
Internet & Catalog Retail	1,245,991	—	—	1,245,991
Internet Software & Services	937,490	—	—	937,490
IT Services	25,611,291	—	—	25,611,291
Leisure Equipment & Products	1,125,252	—	—	1,125,252
Life Sciences Tools & Services	4,245,140	—	—	4,245,140
Machinery	21,576,653	—	—	21,576,653
Media	39,334,816	—	—	39,334,816
Metals & Mining	8,015,222	—	—	8,015,222
Multi-Utilities	24,822,508	—	—	24,822,508
Multiline Retail	10,610,672	—	—	10,610,672
Oil, Gas & Consumable Fuels	157,994,269	—	—	157,994,269
Personal Products	841,615	—	—	841,615
Pharmaceuticals	65,582,174	—	—	65,582,174
Professional Services	5,640,564	—	—	5,640,564

See accompanying notes to financial statements.

64

SPDR Portfolio S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Road & Rail	$11,041,018	$—	$—	$11,041,018
Semiconductors & Semiconductor Equipment	21,473,030	—	—	21,473,030
Software	13,310,706	—	—	13,310,706
Specialty Retail	20,995,575	—	—	20,995,575
Technology Hardware, Storage & Peripherals	13,277,338	—	—	13,277,338
Textiles, Apparel & Luxury Goods	10,582,157	—	—	10,582,157
Tobacco	14,065,080	—	—	14,065,080
Trading Companies & Distributors	2,790,534	—	—	2,790,534
Water Utilities	868,571	—	—	868,571
Short-Term Investments	3,607,826	—	—	3,607,826

TOTAL INVESTMENTS	$1,356,382,734	$—	$—	$1,356,382,734

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	13,136	$1,178,693	$5,110,852	$1,643,723	$282,077	$(572,125)	46,791	$4,355,774	$53,779	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	941,838	941,838	50,467,554	49,432,394	—	—	1,976,998	1,976,998	26,165	—
State Street Navigator Securities Lending Government Money Market Portfolio	201,410	201,410	19,138,544	17,709,126	—	—	1,630,828	1,630,828	6,597	—

TOTAL		$2,321,941	$74,716,950	$68,785,243	$282,077	$(572,125)		$7,963,600	$86,541	$—

See accompanying notes to financial statements.

65

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,358,201,789	$778,249,635	$1,183,803,833
Investments in affiliated issuers, at value	5,259,324	10,601,158	30,564,693

Total Investments	1,363,461,113	788,850,793	1,214,368,526
Cash at broker	18,891	—	79,702
Cash	1,964	40,584	5,375
Receivable for investments sold	—	6,458,159	—
Receivable for fund shares sold	10,825	—	6,390
Dividends receivable — unaffiliated issuers	1,143,941	731,202	1,402,516
Dividends receivable — affiliated issuers	12,325	2,172	5,433
Securities lending income receivable — unaffiliated issuers	1,131	6,046	43,690
Securities lending income receivable — affiliated issuers	2,001	19,930	88,912

TOTAL ASSETS	1,364,652,191	796,108,886	1,216,000,544

LIABILITIES
Payable upon return of securities loaned	2,118,347	9,591,708	27,139,654
Payable for investments purchased	—	2,124,975	—
Payable for fund shares repurchased	—	3,446,864	—
Payable to broker — variation margin on open futures contracts	4,400	—	25,920
Advisory fee payable	33,007	31,093	48,007
Trustees’ fees and expenses payable	—	36	17
Accrued expenses and other liabilities	—	29,032	—

TOTAL LIABILITIES	2,155,754	15,223,708	27,213,598

NET ASSETS	$1,362,496,437	$780,885,178	$1,188,786,946

NET ASSETS CONSIST OF:
Paid-in Capital	$1,342,405,737	$751,386,101	$1,128,160,134
Undistributed (distribution in excess of) net investment income (loss)	—	—	(6,947)
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(5,347,558)	(953,705)	(13,645,325)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,596,655	30,452,782	74,305,122
Investments — affiliated issuers	(152,197)	—	—
Futures contracts	(6,200)	—	(26,038)

NET ASSETS	$1,362,496,437	$780,885,178	$1,188,786,946

NET ASSET VALUE PER SHARE
Net asset value per share	$31.87	$34.86	$32.26

Shares outstanding (unlimited amount authorized, $0.01 par value)	42,750,000	22,400,000	36,850,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,332,605,134	$747,796,853	$1,109,498,711
Investments in affiliated issuers	5,411,521	10,601,158	30,564,693

Total cost of investments	$1,338,016,655	$758,398,011	$1,140,063,404

* Includes investments in securities on loan, at value	$12,658,911	$47,671,507	$151,007,871

See accompanying notes to financial statements.

66

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$2,189,221,611	$2,646,679,980	$565,173,240	$1,348,419,134
17,043,334	1,774,504	330,421	7,963,600

2,206,264,945	2,648,454,484	565,503,661	1,356,382,734
323,167	—	—	—
5,969	797	269,314	327
664	2,752,070	—	1,448,506
49,302	—	1,125	—
1,929,766	1,221,798	1,348,469	1,633,499
17,536	4,835	1,088	25,842
3,117	1,007	1,848	813
17,968	40	—	811

2,208,612,434	2,652,435,031	567,125,505	1,359,492,532

10,078,060	34,656	—	1,630,828
—	2,432,187	556,377	379,981
—	1,756,047	—	1,470,334
100,713	—	—	—
52,623	87,181	31,356	44,093
2	73	30	44
2,225	576	196	—

10,233,623	4,310,720	587,959	3,525,280

$2,198,378,811	$2,648,124,311	$566,537,546	$1,355,967,252

$2,131,688,893	$2,439,772,866	$563,559,994	$1,418,173,842
1,111,743	—	—	—
(14,075,397)	(32,541,913)	(4,903,415)	(4,789,165)

79,866,805	240,893,358	7,880,967	(56,996,281)
(112,520)	—	—	(421,144)
(100,713)	—	—	—

$2,198,378,811	$2,648,124,311	$566,537,546	$1,355,967,252

$33.98	$35.12	$37.27	$29.60

64,700,216	75,400,108	15,200,000	45,802,864

$2,109,354,808	$2,405,786,627	$557,275,800	$1,405,415,415
17,155,854	1,774,504	330,421	8,384,744

$2,126,510,662	$2,407,561,131	$557,606,221	$1,413,800,159

$40,153,011	$9,554,814	$21,730,180	$9,983,284

67

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2018

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$13,093,965	$6,597,900	$9,405,149
Dividend income — affiliated issuers	33,260	9,563	31,282
Unaffiliated securities lending income	10,570	38,732	177,468
Affiliated securities lending income	17,487	164,086	680,694
Foreign taxes withheld	(129)	(2,471)	(2,609)

TOTAL INVESTMENT INCOME (LOSS)	13,155,153	6,807,810	10,291,984

EXPENSES
Advisory fee	230,975	236,621	338,867
Trustees’ fees and expenses	7,866	5,676	7,596
Miscellaneous expenses	4,086	4,064	1,679

TOTAL EXPENSES	242,927	246,361	348,142

NET INVESTMENT INCOME (LOSS)	12,912,226	6,561,449	9,943,842

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,025,571)	350,140	(14,046,202)
Investments — affiliated issuers	526	—	—
In-kind redemptions — unaffiliated issuers	41,049,716	25,856,155	39,529,115
In-kind redemptions — affiliated issuers	87,078	—	—
Foreign currency transactions	—	7	10
Futures contracts	61,678	—	278,993

Net realized gain (loss)	36,173,427	26,206,302	25,761,916

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(6,362,855)	15,811,953	65,075,141
Investments — affiliated issuers	(214,879)	—	—
Foreign currency translations	—	(2)	(3)
Futures contracts	(6,200)	—	(25,523)

Net change in unrealized appreciation/depreciation	(6,583,934)	15,811,951	65,049,615

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,589,493	42,018,253	90,811,531

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$42,501,719	$48,579,702	$100,755,373

See accompanying notes to financial statements.

68

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

20,831,751	$22,302,725	$14,181,809	$20,222,077
59,617	25,519	6,133	79,944
27,773	15,860	6,571	7,496
120,807	3,545	3,547	6,597
(644)	—	—	—

21,039,304	22,347,649	14,198,060	20,316,114

416,469	885,816	260,990	430,277
13,396	20,486	4,594	10,697
4,542	3,113	—	4,008

434,407	909,415	265,584	444,982

20,604,897	21,438,234	13,932,476	19,871,132

(12,912,145)	(8,292,746)	(2,198,271)	(4,859,971)
5,443	—	—	(770)
60,370,771	137,200,015	16,105,296	60,961,833
107,864	—	—	282,847
27	—	—	—
174,761	—	—	—

47,746,721	128,907,269	13,907,025	56,383,939

30,344,590	76,640,963	4,174,172	(78,880,814)
(262,965)	—	—	(572,125)
(8)	—	—	—
(100,713)	—	—	—

29,980,904	76,640,963	4,174,172	(79,452,939)

77,727,625	205,548,232	18,081,197	(23,069,000)

$98,332,522	$226,986,466	$32,013,673	$(3,197,868)

69

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Large Cap ETF		SPDR Portfolio Mid Cap ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/18(b)	Year Ended 6/30/17(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,912,226	$2,300,853	$6,561,449	$2,092,526
Net realized gain (loss)	36,173,427	72,682	26,206,302	14,874,473
Net change in unrealized appreciation/depreciation	(6,583,934)	16,999,016	15,811,951	9,496,866

Net increase (decrease) in net assets resulting from operations	42,501,719	19,372,551	48,579,702	26,463,865

Net equalization credits and charges	2,333,810	68,082	844,660	921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,638,364)	(2,397,761)	(7,149,031)	(2,255,542)
Net realized gains	—	—	(2,420,928)	(871,357)

Total distributions to shareholders	(14,638,364)	(2,397,761)	(9,569,959)	(3,126,899)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,320,681,888	37,325,031	670,025,191	124,792,719
Cost of shares redeemed	(133,539,853)	—	(108,315,867)	(30,543,694)
Net income equalization	(2,333,810)	(68,082)	(844,660)	(921)

Net increase (decrease) in net assets from beneficial interest transactions	1,184,808,225	37,256,949	560,864,664	94,248,104

Net increase (decrease) in net assets during the period	1,215,005,390	54,299,821	600,719,067	117,585,991
Net assets at beginning of period	147,491,047	93,191,226	180,166,111	62,580,120

NET ASSETS AT END OF PERIOD	$1,362,496,437	$147,491,047	$780,885,178	$180,166,111

Undistributed (distribution in excess of) net investment income (loss)	$—	$(2,082)	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	41,800,000	1,400,000	19,800,000	4,500,000
Shares redeemed	(4,250,000)	—	(3,250,000)	(1,050,000)

Net increase (decrease)	37,550,000	1,400,000	16,550,000	3,450,000

(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(c)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(d)	On October 16, 2017, the SPDR Total Stock Market ETF underwent a 6-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(e)

On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.

See accompanying notes to financial statements.

70

SPDR Portfolio Small Cap ETF		SPDR Portfolio Total Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Year Ended 6/30/18(c)	Year Ended 6/30/17(c)	Year Ended 6/30/18(d)	Year Ended 6/30/17(d)	Year Ended 6/30/18(e)	Year Ended 6/30/17(e)

$9,943,842	$2,309,451	$20,604,897	$7,152,973	$21,438,234	$11,092,789
25,761,916	9,766,145	47,746,721	31,157,916	128,907,269	56,752,416
65,049,615	17,993,866	29,980,904	27,562,736	76,640,963	60,772,360

100,755,373	30,069,462	98,332,522	65,873,625	226,986,466	128,617,565

865,123	168,918	3,138,830	(99,009)	2,022,638	(97,203)

(10,071,620)	(2,532,741)	(19,525,613)	(7,165,276)	(23,213,866)	(11,457,159)
—	—	—	—	—	—

(10,071,620)	(2,532,741)	(19,525,613)	(7,165,276)	(23,213,866)	(11,457,159)

1,064,688,313	136,804,046	1,953,420,912	106,071,018	2,000,756,106	165,568,283
(190,848,240)	(28,069,935)	(248,702,398)	(91,565,764)	(395,919,750)	(154,336,494)
(865,123)	(168,918)	(3,138,830)	99,009	(2,022,638)	97,203

872,974,950	108,565,193	1,701,579,684	14,604,263	1,602,813,718	11,328,992

964,523,826	136,270,832	1,783,525,423	73,213,603	1,808,608,956	128,392,195
224,263,120	87,992,288	414,853,388	341,639,785	839,515,355	711,123,160

$1,188,786,946	$224,263,120	$2,198,378,811	$414,853,388	$2,648,124,311	$839,515,355

$(6,947)	$(3,231)	$1,111,743	$133,433	$—	$—

35,050,000	5,250,000	58,450,000	3,900,000	58,650,000	6,000,000
(6,300,000)	(1,050,000)	(7,550,000)	(3,300,000)	(11,650,000)	(5,800,000)

28,750,000	4,200,000	50,900,000	600,000	47,000,000	200,000

71

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18(f)	Year Ended 6/30/17(f)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,932,476	$3,743,297	$19,871,132	$7,425,478
Net realized gain (loss)	13,907,025	1,364,830	56,383,939	25,489,843
Net change in unrealized appreciation/depreciation	4,174,172	1,751,428	(79,452,939)	10,075,212

Net increase (decrease) in net assets resulting from operations	32,013,673	6,859,555	(3,197,868)	42,990,533

Net equalization credits and charges	1,184,431	473,616	3,117,598	(81,327)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,867,308)	(4,214,295)	(22,449,340)	(7,399,483)
Net realized gains	(2,537,430)	(357,797)	(3,438,397)	—

Total distributions to shareholders	(17,404,738)	(4,572,092)	(25,887,737)	(7,399,483)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	465,537,464	136,832,733	1,457,739,020	127,233,610
Cost of shares redeemed	(81,131,663)	(3,463,091)	(413,334,393)	(68,484,476)
Net income equalization	(1,184,431)	(473,616)	(3,117,598)	81,327

Net increase (decrease) in net assets from beneficial interest transactions	383,221,370	132,896,026	1,041,287,029	58,830,461

Net increase (decrease) in net assets during the period	399,014,736	135,657,105	1,015,319,022	94,340,184
Net assets at beginning of period	167,522,810	31,865,705	340,648,230	246,308,046

NET ASSETS AT END OF PERIOD	$566,537,546	$167,522,810	$1,355,967,252	$340,648,230

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	12,600,000	3,900,000	47,650,000	4,600,000
Shares redeemed	(2,150,000)	(100,000)	(13,850,000)	(2,400,000)

Net increase (decrease)	10,450,000	3,800,000	33,800,000	2,200,000

(f)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.

See accompanying notes to financial statements.

72

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Portfolio Large Cap ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$28.36	$24.53	$24.35	$23.12	$18.82

Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	0.52	0.50	0.46	0.41
Net realized and unrealized gain (loss) (c)	3.38	3.83	0.17	1.20	4.30

Total from investment operations	3.99	4.35	0.67	1.66	4.71

Net equalization credits and charges (b)	0.11	0.01	0.01	0.02	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.59)	(0.53)	(0.50)	(0.45)	(0.41)

Net asset value, end of period	$31.87	$28.36	$24.53	$24.35	$23.12

Total return (e)	14.50%	17.94%	2.90%	7.31%	25.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,362,496	$147,491	$93,191	$73,036	$46,230
Ratios to average net assets:
Total expenses	0.04%	0.10%	0.10%	0.11%	0.11%
Net investment income (loss)	1.94%	1.94%	2.08%	1.89%	1.92%
Portfolio turnover rate (f)	7%	4%	5%	3%	8%

(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

73

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Mid Cap ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$30.80	$26.08	$29.00	$28.92	$25.34

Income (loss) from investment operations:
Net investment income (loss) (b)	0.52	0.42	0.41	0.39	0.38
Net realized and unrealized gain (loss) (c)	4.16	4.93	(1.94)	1.28	6.20

Total from investment operations	4.68	5.35	(1.53)	1.67	6.58

Net equalization credits and charges (b)	0.07	—	(0.01)	0.01	(0.02)

Distributions to shareholders from:
Net investment income	(0.50)	(0.46)	(0.43)	(0.39)	(0.38)
Net realized gains	(0.19)	(0.17)	(0.95)	(1.21)	(2.60)

Total distributions	(0.69)	(0.63)	(1.38)	(1.60)	(2.98)

Net asset value, end of period	$34.86	$30.80	$26.08	$29.00	$28.92

Total return (d)	15.56%	20.65%	(5.20)%	6.03%	26.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$780,885	$180,166	$62,580	$100,062	$78,077
Ratios to average net assets:
Total expenses	0.06%	0.10%	0.10%	0.10%	0.11%
Net investment income (loss)	1.56%	1.44%	1.57%	1.36%	1.37%
Portfolio turnover rate (e)	11%	37%	16%	17%	75%

(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

74

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Small Cap ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	For the Period 7/8/13* - 6/30/14(a)
Net asset value, beginning of period	$27.69	$22.56	$24.66	$23.64	$20.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.50	0.38	0.37	0.34	0.32
Net realized and unrealized gain (loss) (c)	4.49	5.12	(2.00)	1.12	3.59

Total from investment operations	4.99	5.50	(1.63)	1.46	3.91

Net equalization credits and charges (b)	0.04	0.03	0.03	0.04	0.02

Distributions to shareholders from:
Net investment income	(0.46)	(0.40)	(0.38)	(0.38)	(0.28)
Net realized gains	—	—	(0.12)	(0.10)	(0.01)

Total distributions	(0.46)	(0.40)	(0.50)	(0.48)	(0.29)

Net asset value, end of period	$32.26	$27.69	$22.56	$24.66	$23.64

Total return (d)	18.27%	24.59%	(6.45)%	6.43%	19.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,188,787	$224,263	$87,992	$73,986	$53,198
Ratios to average net assets:
Total expenses	0.06%	0.10%	0.12%	0.12%	0.12	%(e)
Net investment income (loss)	1.63%	1.47%	1.68%	1.44%	1.42	%(e)
Portfolio turnover rate (f)	28%	20%	18%	17%	19	%(g)

*	Commencement of operations.
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

75

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Total Stock Market ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$30.06	$25.88	$25.83	$24.62	$20.05

Income (loss) from investment operations:
Net investment income (loss) (b)	0.64	0.54	0.51	0.45	0.42
Net realized and unrealized gain (loss) (c)	3.72	4.19	0.07	1.43	4.57

Total from investment operations	4.36	4.73	0.58	1.88	4.99

Net equalization credits and charges (b)	0.10	(0.01)	(0.01)	(0.13)	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.54)	(0.54)	(0.52)	(0.54)	(0.42)

Total distributions	—	—	—	—	—

Net asset value, end of period	$33.98	$30.06	$25.88	$25.83	$24.62

Total return (e)	14.90%	18.37%	2.34%	7.17%	25.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,198,379	$414,853	$341,640	$247,978	$612,924
Ratios to average net assets:
Total expenses	0.04%	0.10%	0.10%	0.11%	0.10%
Net investment income (loss)	1.92%	1.90%	2.04%	1.79%	1.87%
Portfolio turnover rate (f)	8%	3%	4%	3%	19%

(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

76

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)		Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$29.56	$25.22		$24.62	$22.74	$18.21

Income (loss) from investment operations:
Net investment income (loss) (b)	0.48	0.42		0.39	0.36	0.32
Net realized and unrealized gain (loss) (c)	5.50	4.36		0.60	1.87	4.52

Total from investment operations	5.98	4.78		0.99	2.23	4.84

Net equalization credits and charges (b)	0.05	(0.00	)(d)	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.47)	(0.44)		(0.40)	(0.36)	(0.32)

Net asset value, end of period	$35.12	$29.56		$25.22	$24.62	$22.74

Total return (e)	20.51%	19.07	%(f)	4.12%	9.90%	26.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,648,124	$839,515		$711,123	$556,464	$427,451
Ratios to average net assets:
Total expenses	0.06%	0.15%		0.15%	0.18%	0.20%
Net investment income (loss)	1.43%	1.52%		1.59%	1.51%	1.54%
Portfolio turnover rate (g)	13%	20%		23%	22%	23%

(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)

Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

77

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 10/22/15* - 6/30/16
Net asset value, beginning of period	$35.27	$33.54	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.52	1.40	0.98
Net realized and unrealized gain (loss) (b)	2.15	1.72	3.26

Total from investment operations	3.67	3.12	4.24

Net equalization credits and charges (a)	0.13	0.18	0.23

Distributions to shareholders from:
Net investment income	(1.49)	(1.41)	(0.93)
Net realized gains	(0.31)	(0.16)	—

Total distributions	(1.80)	(1.57)	(0.93)

Net asset value, end of period	$37.27	$35.27	$33.54

Total return (c)	10.96%	9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$566,538	$167,523	$31,866
Ratios to average net assets:
Total expenses	0.08%	0.12%	0.12	%(d)
Net investment income (loss)	4.17%	4.00%	4.50	%(d)
Portfolio turnover rate (e)	35%	40%	23	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

78

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$28.38	$25.13	$24.98	$24.49	$20.57

Income (loss) from investment operations:
Net investment income (loss) (b)	0.75	0.65	0.63	0.58	0.51
Net realized and unrealized gain (loss) (c)	1.25	3.27	0.14	0.48	3.92

Total from investment operations	2.00	3.92	0.77	1.06	4.43

Net equalization credits and charges (b)	0.12	(0.01)	0.01	0.01	(0.01)

Distributions to shareholders from:
Net investment income	(0.73)	(0.66)	(0.63)	(0.58)	(0.50)
Net realized gains	(0.17)	—	—	—	—

Total distributions	(0.90)	(0.66)	(0.63)	(0.58)	(0.50)

Net asset value, end of period	$29.60	$28.38	$25.13	$24.98	$24.49

Total return (d)	7.49%	15.70%	3.29%	4.40%	21.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,355,967	$340,648	$246,308	$229,890	$205,773
Ratios to average net assets:
Total expenses	0.06%	0.15%	0.15%	0.18%	0.20%
Net investment income (loss)	2.49%	2.40%	2.61%	2.31%	2.26%
Portfolio turnover rate (e)	16%	21%	24%	24%	23%

(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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June 30, 2018

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)

SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)

SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)

SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)

SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)

SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF)

SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

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June 30, 2018

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund’s may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

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June 30, 2018

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended June 30, 2018:

SPDR Portfolio Large Cap ETF

SPDR Portfolio Mid Cap ETF

SPDR Portfolio Small Cap ETF

SPDR Portfolio Total Stock Market ETF

SPDR Portfolio S&P 500 Growth ETF

SPDR Portfolio S&P 500 High Dividend ETF

SPDR Portfolio S&P 500 Value ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

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June 30, 2018

3.	Derivative Financial Instruments

Futures Contracts

The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2018, the SPDR Portfolio Large Cap ETF, the SPDR Portfolio Small Cap ETF and the SPDR Portfolio Total Stock Market ETF entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$(4,400)	$—	$(4,400)
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	(25,920)	—	(25,920)
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	(100,713)	—	(100,713)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$61,678	$—	$61,678
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	278,993	—	278,993
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	174,761	—	174,761

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June 30, 2018

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$(6,200)	$—	$(6,200)
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	(25,523)	—	(25,523)
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	(100,713)	—	(100,713)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate*
SPDR Portfolio Large Cap ETF	0.03%
SPDR Portfolio Mid Cap ETF	0.05
SPDR Portfolio Small Cap ETF	0.05
SPDR Portfolio Total Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04

*	These annual rates were effective October 16, 2017. Prior to October 16, 2017, the annual rates were 0.10%, 0.10%, 0.10,% 0.10%, 0.15%, 0.12%, 0.15%, respectively.

The Adviser pays all operating expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

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June 30, 2018

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:

	Purchases	Sales
SPDR Portfolio Large Cap ETF	$51,856,123	$48,307,862
SPDR Portfolio Mid Cap ETF	47,638,251	51,459,025
SPDR Portfolio Small Cap ETF	170,955,562	168,963,113
SPDR Portfolio Total Stock Market ETF	90,873,097	82,413,067
SPDR Portfolio S&P 500 Growth ETF	203,270,173	200,280,113
SPDR Portfolio S&P 500 High Dividend ETF	118,670,448	121,233,552
SPDR Portfolio S&P 500 Value ETF	132,026,929	132,446,152

For the period ended June 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Large Cap ETF	$1,292,242,188	$108,751,321	$41,136,794
SPDR Portfolio Mid Cap ETF	667,600,812	106,849,040	25,856,155
SPDR Portfolio Small Cap ETF	1,045,470,352	176,061,571	39,529,115
SPDR Portfolio Total Stock Market ETF	1,910,374,211	212,166,565	60,478,635
SPDR Portfolio S&P 500 Growth ETF	1,966,244,618	362,537,492	137,200,015
SPDR Portfolio S&P 500 High Dividend ETF	458,291,828	75,423,834	16,105,296
SPDR Portfolio S&P 500 Value ETF	1,437,941,163	394,579,144	61,244,680

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

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June 30, 2018

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, passive foreign investment companies, wash sale loss deferrals, partnership basis adjustments, expired capital loss carryover and futures contracts. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the year ended June 30, 2018, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Large Cap ETF	$14,638,364	$—	$14,638,364
SPDR Portfolio Mid Cap ETF	9,569,959	—	9,569,959
SPDR Portfolio Small Cap ETF	10,071,620	—	10,071,620
SPDR Portfolio Total Stock Market ETF	19,525,613	—	19,525,613
SPDR Portfolio S&P 500 Growth ETF	23,213,866	—	23,213,866
SPDR Portfolio S&P 500 High Dividend ETF	16,666,017	738,721	17,404,738
SPDR Portfolio S&P 500 Value ETF	25,887,737	—	25,887,737

The tax character of distributions paid during the year ended June 30, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Large Cap ETF	$2,397,761	$—	$2,397,761
SPDR Portfolio Mid Cap ETF	2,255,542	871,357	3,126,899
SPDR Portfolio Small Cap ETF	2,532,741	—	2,532,741
SPDR Portfolio Total Stock Market ETF	7,165,276	—	7,165,276
SPDR Portfolio S&P 500 Growth ETF	11,457,159	—	11,457,159
SPDR Portfolio S&P 500 High Dividend ETF	4,572,092	—	4,572,092
SPDR Portfolio S&P 500 Value ETF	7,399,483	—	7,399,483

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June 30, 2018

At June 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Portfolio Large Cap ETF	—	(5,042,920)	—	25,133,620	—	20,090,700
SPDR Portfolio Mid Cap ETF	—	—	—	29,981,226	(482,149)	29,499,077
SPDR Portfolio Small Cap ETF	—	(13,509,957)	—	74,136,769	—	60,626,812
SPDR Portfolio Total Stock Market ETF	1,113,082	(13,966,840)	—	79,543,676	—	66,689,918
SPDR Portfolio S&P 500 Growth ETF	—	(32,495,019)	—	240,846,464	—	208,351,445
SPDR Portfolio S&P 500 High Dividend ETF	—	—	—	6,881,772	(3,904,220)	2,977,552
SPDR Portfolio S&P 500 Value ETF	—	(3,866,382)	—	(58,340,208)	—	(62,206,590)

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR Portfolio Large Cap ETF	$227,965	$2,569,959	$2,244,996
SPDR Portfolio Small Cap ETF	—	7,173,052	6,336,905
SPDR Portfolio Total Stock Market ETF	487,590	1,743,314	11,735,936
SPDR Portfolio S&P 500 Growth ETF	4,526,393	14,084,904	13,883,722
SPDR Portfolio S&P 500 Value ETF	—	—	3,866,382

**	Must be utilized prior to losses subject to expiration.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Large Cap ETF	$1,338,321,243	$74,422,905	$49,289,248	$25,133,657
SPDR Portfolio Mid Cap ETF	758,869,567	56,305,004	26,323,778	29,981,226
SPDR Portfolio Small Cap ETF	1,140,205,719	113,738,247	39,601,401	74,136,846
SPDR Portfolio Total Stock Market ETF	2,126,620,556	142,097,074	62,553,398	79,543,676
SPDR Portfolio S&P 500 Growth ETF	2,407,607,863	280,984,066	40,137,604	240,846,462
SPDR Portfolio S&P 500 High Dividend ETF	558,621,889	26,050,752	19,168,980	6,881,772
SPDR Portfolio S&P 500 Value ETF	1,414,722,942	29,313,143	87,653,351	(58,340,208)

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail

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June 30, 2018

financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Large Cap ETF	$12,658,911	$2,118,347	$10,861,794	$12,980,141
SPDR Portfolio Mid Cap ETF	47,671,507	9,591,708	39,498,868	49,090,576
SPDR Portfolio Small Cap ETF	151,007,871	27,139,654	128,128,966	155,268,620
SPDR Portfolio Total Stock Market ETF	40,153,011	10,078,060	31,119,707	41,197,767
SPDR Portfolio S&P 500 Growth ETF	9,554,814	34,656	9,759,305	9,793,961
SPDR Portfolio S&P 500 High Dividend ETF	21,730,180	—	22,204,119	22,204,119
SPDR Portfolio S&P 500 Value ETF	9,983,284	1,630,828	8,695,730	10,326,558

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:

		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Large Cap ETF	Common Stocks	$2,118,347	$—	$—	$—	$2,118,347	$2,118,347
SPDR Portfolio Mid Cap ETF	Common Stocks	9,591,708	—	—	—	9,591,708	9,591,708
SPDR Portfolio Small Cap ETF	Common Stocks	27,139,654	—	—	—	27,139,654	27,139,654
SPDR Portfolio Total Stock Market ETF	Common Stocks	10,078,060	—	—	—	10,078,060	10,078,060
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	34,656	—	—	—	34,656	34,656
SPDR Portfolio S&P 500 Value ETF	Common Stocks	1,630,828	—	—	—	1,630,828	1,630,828

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Fund were more broadly diversified.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Stock Splits

The Board authorized a 4-for-1 stock split, 3-for-1 stock split, 3-for-1 stock split, 4-for-1 stock split, 6-for-1 stock split and 4-for-1 stock split for the SPDR Portfolio Large Cap ETF, SPDR Portfolio Mid Cap ETF, SPDR Portfolio Small Cap ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio Total Stock Market ETF and SPDR Portfolio S&P 500 Growth ETF, respectively, effective after the close of trading on October 13, 2017, for the shareholders of record on October 11, 2017. The impact of the stock splits was to increase the number of shares outstanding, while decreasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Large Cap ETF, SPDR Portfolio Mid Cap ETF, SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF and the Board of Trustees of SPDR® Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF), SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF), SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF), SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF), SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF), SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF), and SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF) (collectively referred to as the “Funds”) (seven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments or summary schedules of investments, as of June 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SPDR® Series Trust) at June 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Portfolio Mid Cap ETF (formerly, SPDR S&P 1000 ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the four years in the period ended June 30, 2018 and the period from July 8, 2013 (commencement of operations) through June 30, 2014
SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Portfolio S&P 500 Growth ETF (formerly, SPDR S&P 500 Growth ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Portfolio S&P 500 High Dividend ETF (formerly, SPDR S&P 500 High Dividend ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from October 22, 2015 (commencement of operations) through June 30, 2016
SPDR Portfolio S&P 500 Value ETF (formerly, SPDR S&P 500 Value ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

August 31, 2018

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OTHER INFORMATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Large Cap ETF	0.03%	$1,028.30	$0.15	$1,024.60	$0.15
SPDR Portfolio Mid Cap ETF	0.05	1,052.50	0.25	1,024.50	0.25
SPDR Portfolio Small Cap ETF	0.05	1,076.20	0.26	1,024.50	0.25
SPDR Portfolio Total Stock Market ETF	0.03	1,032.40	0.15	1,024.60	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,072.50	0.21	1,024.60	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	1,016.70	0.35	1,024.40	0.35
SPDR Portfolio S&P 500 Value ETF	0.04	977.90	0.20	1,024.60	0.20

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2018:

Amount
SPDR Portfolio S&P High Dividend ETF	$738,721
SPDR Portfolio Mid Cap ETF	239,466

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

SPDR Portfolio Small Cap ETF

SPDR Portfolio Total Stock Market ETF

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.

Fees Charged to Comparable Funds

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

Conclusion

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000-2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).

†

For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

*

Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001- present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*

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SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018-present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President at State Street Global Advisors (July 2016- present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**

Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-866-787-2257.

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SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Estefania Salomon, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 1.866.787.2257 or

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State Street Global Advisors

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Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDRPORTEQAR

Annual Report
June 30, 2018
SPDR® Series Trust - Equity Funds
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Note to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Russell 1000 Yield Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics.
The Russell 1000 Momentum Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high momentum characteristics.
The Russell 1000 Low Volatility Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising low volatility characteristics.
The S&P 500 Buyback Index provides exposure to the 100 constituent companies in the S&P 500 with the highest buyback ratio in the last 12 months.
The S&P 1500 Low Valuation Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively low valuations (i.e., relatively “cheap”) are overweight relative to the S&P Composite 1500 Index and stocks with relatively high valuations (i.e., relatively “rich”) are underweight.
The S&P 1500 Positive Momentum Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively high momentum are overweight relative to the S&P 1500 Index and stocks with relatively low momentum are underweight.
The SSGA US Large Cap Low Volatility Index is designed to track the performance of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time.
The SSGA US Small Cap Low Volatility Index is designed to track the performance of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock's price over time.
See accompanying notes to financial statements.
1

SPDR RUSSELL 1000 YIELD FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Yield Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Yield Focused Factor Index. The Fund’s benchmark is the Russell 1000 Yield Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 12.25%, and the Index was 12.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security misweights and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment that had been characterized by sustained positive equity returns since the 2016 presidential election. Equity markets continued to have positive returns during the Reporting Period despite the Federal Reserve implementing quarter-point interest rate increases at its quarterly meetings in March, June, and December 2017. Increasing geopolitical threats, including North Korean missile testing and potential conflict on the Korean Peninsula, did not have a significant impact on equity returns. The U.S. corporate tax reform passed in December 2017 had a positive impact on performance. Performance stalled in early 2018 when inflation pressures began to appear, and President Trump’s administration imposed tariffs on imported steel and aluminum. The imposition and counter-imposition of import taxes and tariffs in the last quarter of the Reporting Period had a net neutral effect on performance.
Companies characterized by higher dividend yields tend to overlap more with value companies than growth companies, and therefore the Fund’s performance during the Reporting Period corresponded with the underperformance of value companies. For the first half of the Reporting Period, value companies underperformed, as growth companies, and in particular large technology companies, continued to show their influence in the overall direction and performance of the economy. In the second half of the Reporting Period, value companies continued to underperform as the threat of a looming trade war put pressure on financials and industrials that rely on free trade policies to foster their businesses.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were HP Inc., Valero Energy Corporation, and Target Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were CenturyLink, Inc., L Brands, Inc., and Cardinal Health, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Russell 1000 Yield Focus ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index
ONE YEAR	12.25%	12.26%	12.69%	12.25%	12.26%	12.69%
SINCE INCEPTION(1)	41.28%	41.32%	42.24%	14.33%	14.34%	14.66%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period December 2, 2015 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Russell 1000 Yield Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Target Corp.	1.5%
Cummins, Inc.	1.4
LyondellBasell Industries NV Class A	1.3
Omnicom Group, Inc.	1.2
PACCAR, Inc.	1.2
Apache Corp.	1.1
Darden Restaurants, Inc.	1.0
General Mills, Inc.	1.0
HP, Inc.	1.0
Kohl's Corp.	0.9
TOTAL	11.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Consumer Discretionary	22.3%
Industrials	13.6
Utilities	12.0
Real Estate	10.7
Financials	9.8
Consumer Staples	9.2
Materials	8.5
Information Technology	7.3
Energy	5.0
Health Care	1.1
Telecommunication Services	0.2
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
Management’s Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Momentum Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Momentum Focused Factor Index. The Fund’s benchmark is the Russell 1000 Momentum Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 13.97%, and the Index was 14.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash and dividend receivable drag, security misweights and trading cost were the main factors that contributed to the difference between the Fund’s performance and that of the Index.
Strong equity markets in the U.S. continued throughout the Reporting Period, on the back of strong economic performance in the United States, low unemployment rates and continued strength in corporate balance sheets. At the same time, fiscal stimulus from tax legislation enacted by Congress provided another boost to stocks across the U.S. market. The Federal Reserve Bank, fearing overheating in the economy and facing the prospects of rising prices and inflationary pressures on wages, raised interest rates, which impacted stocks in more defensive sectors, which tend to have high dividend yield. More specifically related to the broad U.S. stock market, the Reporting Period can be described by the rule of technology. The top five contributors in the U.S. market were all Information Technology stocks.
For the first half of the Reporting Period, positive momentum companies slightly underperformed the broad U.S. large cap market capitalization weighted index. In particular, the Fund’s overweight to retailing securities created a negative performance drag. From December 31, 2017, the Fund continued to experience positive performance, as energy and information technology companies continued to show their influence in the overall direction and performance of the economy.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were XPO Logistics, Inc., NetApp, Inc., and Apple Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Adient plc, Everest Re Group, Ltd., and Assured Guaranty Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Russell 1000 Momentum Focus ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index
ONE YEAR	13.97%	14.00%	14.30%	13.97%	14.00%	14.30%
SINCE INCEPTION(1)	34.73%	34.78%	35.58%	12.24%	12.26%	12.55%

(1)	For the period December 2, 2015 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Momentum Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Best Buy Co., Inc.	1.0%
Kohl's Corp.	0.8
Centene Corp.	0.9
Lear Corp.	0.8
Marathon Petroleum Corp.	0.8
Valero Energy Corp.	0.8
Target Corp.	0.7
Michael Kors Holdings, Ltd.	0.7
Alcoa Corp.	0.7
Dollar General Corp.	0.7
TOTAL	7.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Consumer Discretionary	21.0%
Industrials	16.9
Information Technology	16.5
Financials	9.4
Health Care	8.6
Materials	8.5
Energy	7.1
Consumer Staples	4.6
Utilities	4.0
Real Estate	3.0
Telecommunication Services	0.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index. The Fund’s benchmark is the Russell 1000 Low Volatility Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 11.03%, and the Index was 11.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash and dividend receivable drag, security misweights and trading cost were the main factors that contributed to the difference between the Fund’s performance and that of the Index.
Strong equity markets in the U.S. continued throughout the Reporting Period, on the back of strong economic performance in the United States, low unemployment rates and continued strength in corporate balance sheets. At the same time, fiscal stimulus from tax legislation enacted by Congress provided another boost to stocks across the U.S. market. The Federal Reserve Bank, fearing overheating in the economy and facing the prospects of rising prices and inflationary pressures on wages, raised interest rates, which impacted stocks in more defensive sectors, which tend to have high dividend yield. More specifically related to the broad U.S. stock market, last year can be described by the rule of technology. The top five contributors in the U.S. market were all Information Technology stocks.
For the first half of the period, low volatility stocks underperformed the broad U.S. large cap market. In particular, the Fund’s underweight to Information Technology and Financials stocks, created a negative performance drag. Since December 31, 2017, the Fund continued to experience negative relative performance, again driven by underweight to Information Technology and Consumer Discretionary companies, offset by Consumer Staples and Financials, sectors within which the Fund held securities that outperformed the market-capitalization weighted equivalents.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NetApp, Inc., W.W. Grainger, Inc., and Target Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Bed Bath & Beyond Inc., Henry Schein, Inc., and Cardinal Health, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Russell 1000 Low Volatility Focus ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index
ONE YEAR	11.03%	11.08%	11.35%	11.03%	11.08%	11.35%
SINCE INCEPTION(1)	36.51%	36.61%	37.36%	12.82%	12.85%	13.12%

(1)	For the period December 2, 2015 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Low Volatility Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Omnicom Group, Inc.	0.9%
Motorola Solutions, Inc.	0.7
Marsh & McLennan Cos., Inc.	0.7
Amdocs, Ltd.	0.7
Consolidated Edison, Inc.	0.7
Kimberly-Clark Corp.	0.7
Sysco Corp.	0.7
General Mills, Inc.	0.7
CDW Corp.	0.7
Clorox Co.	0.7
TOTAL	7.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

		% of Net Assets
	Consumer Discretionary	17.9%
	Industrials	17.3
	Financials	13.8
	Information Technology	10.9
	Utilities	9.5
	Consumer Staples	9.4
	Health Care	8.3
	Materials	6.5
	Real Estate	6.1
	Telecommunication Services	0.1
	Energy	0.0 *
	Short-Term Investments	0.5
	Liabilities in Excess of Other Assets	(0.3)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P 500 BUYBACK ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 500 Buyback ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have a high buyback ratio. The Fund’s benchmark is the S&P 500 Buyback Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 14.08%, and the Index was 14.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the quarter.
The second half of 2017 commenced with an accelerating selloff for the U.S. dollar and there was broad U.S. market volatility during the third quarter of 2017 due to escalating tensions with North Korea. However, The White House and congressional leadership helped buoy the market by shifting focus to growth-friendly tax reform, including a proposed reduction of the corporate tax rate.
The last quarter of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further enticed on December 20th with the passage of the tax reform bill. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017.
The Fund had a soft start to 2018. The year began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.
Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter of 2018, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NetApp, Inc., Michael Kors Holdings Ltd, and Boeing Company. The top negative contributors to the Fund’s performance during the Reporting Period were Goodyear Tire & Rubber Company, Signet Jewelers Limited, and Allergan plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P 500 Buyback ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Buyback Index	Net Asset Value	Market Value	S&P 500 Buyback Index
ONE YEAR	14.08%	14.06%	14.49%	14.08%	14.06%	14.49%
SINCE INCEPTION(1)	33.62%	33.66%	35.35%	8.89%	8.90%	9.31%

(1)	For the period February 4, 2015 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/4/15, 2/5/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 Buyback ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P 500 Buyback ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Hanesbrands, Inc.	1.2%
O'Reilly Automotive, Inc.	1.2
Kroger Co.	1.2
NIKE, Inc. Class B	1.2
CarMax, Inc.	1.2
NetApp, Inc.	1.2
Foot Locker, Inc.	1.2
Expeditors International of Washington, Inc.	1.2
Intuitive Surgical, Inc.	1.2
CSX Corp.	1.1
TOTAL	11.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	25.0%
Consumer Discretionary	24.4
Information Technology	19.3
Industrials	11.4
Health Care	9.5
Consumer Staples	4.2
Energy	3.1
Real Estate	2.0
Materials	1.0
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P 1500 VALUE TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 1500 Low Valuation Tilt Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 12.38%, and the Index was 12.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security misweights and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment characterized by sustained strong equity returns that began following Donald Trump’s election victory. The Federal Reserve (the “Fed”) had already begun to raise rates from their historic lows after the election, but equity markets continued to rise undeterred, even in the face of consistent quarter-point rate increases at each quarterly meeting of the Fed in 2017, with the exception of the September 2017 meeting. Increasing geopolitical threats in the form of North Korean missile testing and potential conflict on the Korean Peninsula were not enough to hinder further equity returns, and the U.S. corporate tax reform passed in December 2017 only pushed markets further, with returns accelerating into January 2018.
However, with inflation pressures beginning to appear, the market took pause in early 2018. As the market attempted to regain its footing, the Trump administration’s imposition of tariffs on imported steel and aluminum put a hard stop on the market’s attempts to advance further. Ongoing emphasis on the imposition and counter-imposition of import taxes and tariffs in the last quarter of the Reporting Period left markets rising slowly, but not without intermittent setbacks to their progress.
Throughout the Reporting Period, value names continued their streak of underperformance. To some degree, returns were less a story of value underperformance and more a story of the outperformance of growth names, particularly technology companies that continued to expand their presence and their earnings growth in turn. In addition, the introduction of tariffs and import taxes in 2018, along with a looming trade war, was particularly hard for industrials and financials, many of whose prospects were bruised by the threat of a decline in free trade. With a large portion of these sectors already composed of value names, value’s underperformance intensified.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation, and Intel Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Cardinal Health, Inc., AT&T Inc., and General Electric Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR S&P 1500 Value Tilt ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index
ONE YEAR	12.38%	12.40%	12.53%	12.38%	12.40%	12.53%
FIVE YEARS	75.87%	75.97%	77.56%	11.95%	11.97%	12.17%
SINCE INCEPTION(1)	109.02%	109.09%	111.82%	13.85%	13.85%	14.12%

(1)	For the period October 24, 2012 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Apple, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	2.2
Exxon Mobil Corp.	2.2
Walmart, Inc.	1.9
AT&T, Inc.	1.8
JPMorgan Chase & Co.	1.6
Wells Fargo & Co.	1.5
Chevron Corp.	1.4
Verizon Communications, Inc.	1.3
Bank of America Corp.	1.2
TOTAL	17.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	19.0%
Information Technology	14.1
Consumer Discretionary	12.7
Health Care	12.2
Energy	9.5
Industrials	9.4
Consumer Staples	8.8
Utilities	4.7
Telecommunication Services	3.5
Real Estate	3.0
Materials	2.9
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P 1500 MOMENTUM TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. The Fund’s benchmark is the S&P 1500 Positive Momentum Tilt Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 18.91%, and the Index was 19.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security misweights and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment characterized by sustained strong equity returns that began following Donald Trump’s election victory. The Federal Reserve (the “Fed”) had already begun to raise rates from their historic lows after the election, but equity markets continued to rise undeterred, even in the face of consistent quarter-point rate increases at each quarterly meeting of the Fed in 2017, with the exception of the September 2017 meeting. Increasing geopolitical threats in the form of North Korean missile testing and potential conflict on the Korean Peninsula were not enough to hinder further equity returns, and the U.S. corporate tax reform passed in December 2017 only pushed markets further, with returns accelerating into January 2018.
However, with inflation pressures beginning to appear, the market took pause in early 2018. As the market attempted to regain its footing, the Trump administration’s imposition of tariffs on imported steel and aluminum put a hard stop on the market’s attempts to advance further. Ongoing emphasis on the imposition and counter-imposition of import taxes and tariffs in the last quarter of the Reporting Period left markets rising slowly, but not without intermittent setbacks to their progress.
The momentum premium had been particular strong following Donald Trump’s election, and that positive premium only continued into the first half of the Reporting Period. With the overall market itself doing well during this period, momentum’s total return performance was even stronger. But even as the prospect of strong overall market returns faded in 2018, momentum continued to produce a positive premium, and in fact, that premium only widened in the weaker overall market environment. However, the last quarter of the Reporting Period, and the month of June in particular, were more difficult for momentum. June’s momentum premium turned negative, and strongly so, but this negative premium in the final month of the Reporting Period did not detract substantially from momentum’s overall performance over the entire Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Johnson & Johnson, Celgene Corporation, and Philip Morris International Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR S&P 1500 Momentum Tilt ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index
ONE YEAR	18.91%	18.94%	19.10%	18.91%	18.94%	19.10%
FIVE YEARS	91.74%	91.72%	93.63%	13.90%	13.90%	14.13%
SINCE INCEPTION(1)	119.33%	119.41%	122.16%	14.82%	14.82%	15.08%

(1)	For the period October 24, 2012 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.9
Apple, Inc.	4.1
JPMorgan Chase & Co.	2.0
Berkshire Hathaway, Inc. Class B	1.7
Intel Corp.	1.7
Bank of America Corp.	1.6
Visa, Inc. Class A	1.4
Boeing Co.	1.4
Mastercard, Inc. Class A	1.3
TOTAL	25.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	31.3%
Financials	15.9
Consumer Discretionary	14.2
Health Care	12.6
Industrials	11.2
Energy	4.1
Consumer Staples	3.5
Materials	2.5
Real Estate	1.9
Utilities	1.8
Telecommunication Services	0.9
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. The Fund’s benchmark is the SSGA US Large Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 9.16%, and the Index was 9.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
There was broad U.S. market volatility during the third quarter of 2017 due to escalating tensions with North Korea and an accelerating selloff for the U.S. dollar. However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed on December 20th with the passage of the tax reform bill.
2018 started strong as approximately 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter, 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress. The sudden increase in volatility created additional selling pressure from investment strategies that utilize volatility readings as inputs, such as risk parity strategies and volatility control strategies. These strategies had a role in the selloff that commenced on February 5, 2018.
Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Cintas Corporation, Adobe Systems Incorporated, and Progressive Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Chubb Limited, Equifax Inc., and PPL Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR SSGA US Large Cap Low Volatility Index ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)
ONE YEAR	9.16%	9.39%	9.38%	9.16%	9.39%	9.38%
FIVE YEARS(2)	75.53%	76.02%	N/A	11.91%	11.97%	N/A
SINCE INCEPTION(2),(3)	85.27%	85.66%	N/A	12.20%	12.24%	N/A

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Large Cap Low Volatility Index inception date was November 23, 2016. Index returns in the line graph above represent the Fund’s prior benchmark index from February 20, 2013 through December 12, 2016 and the SSGA US Large Cap Low Volatility Index from December 13, 2016 through June 30, 2018.
(2)	Effective December 13, 2016, the Fund changed its benchmark index from the Russell 1000 Low Volatility Index to the SSGA US Large Cap Low Volatility Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 13, 2016.
(3)	For the period February 20, 2013 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Large Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Republic Services, Inc.	1.6%
Marsh & McLennan Cos., Inc.	1.3
Berkshire Hathaway, Inc. Class B	1.3
US Bancorp	1.1
PepsiCo, Inc.	1.2
Honeywell International, Inc.	1.1
Aflac, Inc.	1.1
Amphenol Corp. Class A	1.0
Markel Corp.	1.0
Sysco Corp.	1.0
TOTAL	11.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	25.9%
Information Technology	16.8
Industrials	11.5
Consumer Staples	9.3
Consumer Discretionary	9.0
Real Estate	6.9
Materials	6.4
Utilities	6.1
Health Care	6.0
Energy	1.3
Telecommunication Services	0.5
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Small Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. The Fund’s benchmark is the SSGA US Small Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 11.80%, and the Index was 11.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment characterized by sustained strong equity returns that began following Donald Trump’s election victory. The Federal Reserve (the “Fed”) had already begun to raise rates from their historic lows after the election, but equity markets continued to rise undeterred, even in the face of consistent quarter-point rate increases at each quarterly meeting of the Fed in 2017, with the exception of the September meeting. Increasing geopolitical threats in the form of North Korean missile testing and potential conflict on the Korean Peninsula were not enough to hinder further equity returns, and the U.S. corporate tax reform passed in December 2017 only pushed markets further, with returns accelerating into January 2018.
However, with inflation pressures beginning to appear, the market took pause in early 2018. As the market attempted to regain its footing, the Trump administration’s imposition of tariffs on imported steel and aluminum put a hard stop on the market’s attempts to advance further. Ongoing emphasis on the imposition and counter-imposition of import taxes and tariffs in the last quarter of the Reporting Period left markets rising slowly, but not without intermittent setbacks to their progress.
The performance of low volatility companies lagged the overall market’s performance during the Reporting Period, resulting in a negative low volatility factor premium. At the same time, small cap companies outperformed companies in the large cap space, producing a positive premium for the size factor. The magnitude of the two factor premiums varied, though, with the negative premium of the low volatility factor being somewhat larger than the positive premium of the size factor.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Haemonetics Corporation, Churchill Downs Incorporated, and Orbotech Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Owens & Minor, Inc., ProAssurance Corporation, and FTD Companies, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
23

SPDR SSGA US Small Cap Low Volatility Index ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)
ONE YEAR	11.80%	11.87%	11.78%	11.80%	11.87%	11.78%
FIVE YEARS(2)	87.46%	87.64%	N/A	13.39%	13.41%	N/A
SINCE INCEPTION(2),(3)	96.35%	96.32%	N/A	13.42%	13.41%	N/A

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Small Cap Low Volatility Index inception date was November 23, 2016. Index returns in the line graph above represent the Fund’s prior benchmark index from February 20, 2013 through December 12, 2016 and the SSGA US Small Cap Low Volatility Index from December 13, 2016 through June 30, 2018.
(2)	Effective December 13, 2016, the Fund changed its benchmark index from the Russell 2000 Low Volatility Index to the SSGA US Small Cap Low Volatility Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 13, 2016.
(3)	For the period February 20, 2013 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Small Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
24

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Apollo Commercial Real Estate Finance, Inc. REIT	1.0%
White Mountains Insurance Group, Ltd.	0.9
Capitol Federal Financial, Inc.	0.8
Capstead Mortgage Corp. REIT	0.8
MFA Financial, Inc. REIT	0.7
Compass Diversified Holdings	0.7
Kearny Financial Corp.	0.7
Easterly Government Properties, Inc. REIT	0.6
Northfield Bancorp, Inc.	0.6
Oritani Financial Corp.	0.6
TOTAL	7.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	31.4%
Real Estate	16.5
Industrials	11.1
Consumer Discretionary	9.6
Information Technology	9.4
Health Care	7.4
Materials	3.6
Utilities	3.3
Consumer Staples	3.2
Energy	2.8
Telecommunication Services	1.2
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
25

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Arconic, Inc.	31,200	$ 530,712
Huntington Ingalls Industries, Inc.	3,460	750,093
		1,280,805
AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc.	20,811	1,741,048
AIRLINES — 1.4%
Alaska Air Group, Inc.	37,100	2,240,469
Copa Holdings SA Class A	9,655	913,556
Delta Air Lines, Inc.	49,900	2,472,046
		5,626,071
AUTO COMPONENTS — 1.1%
Adient PLC (a)	16,800	826,392
BorgWarner, Inc.	15,567	671,872
Gentex Corp.	50,321	1,158,389
Goodyear Tire & Rubber Co.	42,600	992,154
Lear Corp.	3,900	724,659
		4,373,466
AUTOMOBILES — 1.5%
Ford Motor Co.	241,216	2,670,261
Harley-Davidson, Inc.	51,202	2,154,580
Thor Industries, Inc.	13,533	1,317,979
		6,142,820
BANKS — 0.5%
First Hawaiian, Inc.	5,100	148,002
FNB Corp.	27,154	364,407
PacWest Bancorp	10,987	542,977
People's United Financial, Inc.	26,246	474,790
Popular, Inc.	6,547	295,990
Umpqua Holdings Corp.	14,800	334,332
		2,160,498
BEVERAGES — 0.7%
Molson Coors Brewing Co. Class B	44,400	3,020,976
BUILDING PRODUCTS — 0.3%
Fortune Brands Home & Security, Inc.	11,400	612,066
Owens Corning	11,542	731,417
		1,343,483
CAPITAL MARKETS — 2.8%
BGC Partners, Inc. Class A	80,505	911,317
Eaton Vance Corp.	18,407	960,661
Evercore, Inc. Class A	8,900	938,505
Franklin Resources, Inc.	78,738	2,523,553
Invesco, Ltd.	115,842	3,076,764
Lazard, Ltd. Class A	35,711	1,746,625
Legg Mason, Inc.	23,930	831,089
LPL Financial Holdings, Inc.	6,971	456,879
		11,445,393
CHEMICALS — 4.3%
Cabot Corp.	18,619	1,150,096
Celanese Corp. Series A	8,511	945,232
CF Industries Holdings, Inc.	58,600	2,601,840
Eastman Chemical Co.	19,924	1,991,603
Security Description	Shares	Value
Huntsman Corp.	16,277	$ 475,288
International Flavors & Fragrances, Inc.	8,796	1,090,352
LyondellBasell Industries NV Class A	48,656	5,344,862
NewMarket Corp.	797	322,386
Olin Corp.	42,004	1,206,355
RPM International, Inc.	20,816	1,213,989
Scotts Miracle-Gro Co. (a)	11,339	942,951
		17,284,954
COMMERCIAL SERVICES & SUPPLIES — 0.3%
KAR Auction Services, Inc.	23,480	1,286,704
COMMUNICATIONS EQUIPMENT — 0.7%
Juniper Networks, Inc.	101,400	2,780,388
CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	27,206	1,327,109
CONSUMER FINANCE — 0.1%
Navient Corp.	35,409	461,379
CONTAINERS & PACKAGING — 2.7%
Ardagh Group SA	5,700	94,734
Avery Dennison Corp.	9,953	1,016,201
Bemis Co., Inc.	27,784	1,172,763
Graphic Packaging Holding Co.	58,705	851,810
International Paper Co.	46,191	2,405,627
Packaging Corp. of America	15,214	1,700,773
Sonoco Products Co.	17,628	925,470
WestRock Co.	49,794	2,839,254
		11,006,632
DISTRIBUTORS — 0.2%
Genuine Parts Co.	8,478	778,196
DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc. (a)	64,361	1,466,144
Service Corp. International	16,100	576,219
		2,042,363
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	43,700	993,738
ELECTRIC UTILITIES — 5.9%
Alliant Energy Corp.	26,048	1,102,351
American Electric Power Co., Inc.	23,500	1,627,375
Avangrid, Inc.	3,294	174,351
Edison International	41,384	2,618,366
Entergy Corp.	31,501	2,544,966
Evergy, Inc.	9,817	551,225
Eversource Energy	24,751	1,450,656
Exelon Corp.	46,785	1,993,041
FirstEnergy Corp.	41,568	1,492,707
Hawaiian Electric Industries, Inc.	26,480	908,264
OGE Energy Corp.	58,056	2,044,152
PG&E Corp.	43,064	1,832,804
Pinnacle West Capital Corp.	18,659	1,503,169
PPL Corp. (a)	83,421	2,381,669
Xcel Energy, Inc.	36,898	1,685,501
		23,910,597

See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.4%
Eaton Corp. PLC	45,598	$ 3,407,994
Hubbell, Inc.	16,854	1,782,142
Regal Beloit Corp.	3,945	322,701
		5,512,837
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Jabil, Inc.	18,600	514,476
National Instruments Corp.	15,477	649,724
		1,164,200
ENERGY EQUIPMENT & SERVICES — 0.2%
Helmerich & Payne, Inc.	13,283	846,924
RPC, Inc.	6,600	96,162
		943,086
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.6%
Apple Hospitality REIT, Inc.	66,593	1,190,683
AvalonBay Communities, Inc. REIT	9,200	1,581,388
Brandywine Realty Trust REIT	31,400	530,032
Brixmor Property Group, Inc. REIT	92,657	1,615,012
Camden Property Trust REIT	7,045	642,011
Columbia Property Trust, Inc. REIT	25,543	580,082
CoreSite Realty Corp. REIT	5,445	603,415
Corporate Office Properties Trust REIT	9,800	284,102
CubeSmart REIT	22,115	712,545
Duke Realty Corp. REIT	23,382	678,779
EPR Properties REIT	22,673	1,468,984
Equity LifeStyle Properties, Inc. REIT	7,092	651,755
Extra Space Storage, Inc. REIT	18,342	1,830,715
Federal Realty Investment Trust REIT	5,972	755,757
Forest City Realty Trust, Inc. Class A REIT	14,700	335,307
Gaming and Leisure Properties, Inc. REIT	61,959	2,218,132
HCP, Inc. REIT	61,318	1,583,231
Highwoods Properties, Inc. REIT	19,982	1,013,687
Hospitality Properties Trust REIT	49,986	1,430,099
Host Hotels & Resorts, Inc. REIT	109,846	2,314,455
Iron Mountain, Inc. REIT	27,485	962,250
Kimco Realty Corp. REIT	87,916	1,493,693
Lamar Advertising Co. Class A REIT	25,644	1,751,742
Liberty Property Trust REIT	23,039	1,021,319
Life Storage, Inc. REIT	4,395	427,677
Medical Properties Trust, Inc. REIT	111,827	1,570,051
Mid-America Apartment Communities, Inc. REIT	9,100	916,097
National Retail Properties, Inc. REIT	21,569	948,173
Omega Healthcare Investors, Inc. REIT	16,126	499,906
Outfront Media, Inc. REIT	42,541	827,422
Park Hotels & Resorts, Inc. REIT	43,500	1,332,405
Public Storage REIT	9,700	2,200,542
Rayonier, Inc. REIT	18,007	696,691
Retail Properties of America, Inc. Class A REIT	67,318	860,324
Senior Housing Properties Trust REIT	46,302	837,603
Security Description	Shares	Value
Spirit MTA REIT (b)	1	$ 10
STORE Capital Corp. REIT	14,703	402,862
Taubman Centers, Inc. REIT	6,410	376,652
Ventas, Inc. REIT	22,800	1,298,460
Weingarten Realty Investors REIT	36,745	1,132,113
WP Carey, Inc. REIT	17,724	1,175,987
		42,752,150
FOOD & STAPLES RETAILING — 0.8%
Casey's General Stores, Inc.	2,600	273,208
Kroger Co.	108,800	3,095,360
		3,368,568
FOOD PRODUCTS — 5.7%
Archer-Daniels-Midland Co.	62,143	2,848,014
Bunge, Ltd.	43,362	3,022,765
Campbell Soup Co. (a)	54,674	2,216,484
Conagra Brands, Inc.	30,600	1,093,338
Flowers Foods, Inc.	55,062	1,146,941
General Mills, Inc.	91,576	4,053,154
Hershey Co.	25,001	2,326,593
Hormel Foods Corp. (a)	22,460	835,737
Ingredion, Inc.	15,161	1,678,323
J.M. Smucker Co.	22,947	2,466,343
Kellogg Co.	22,900	1,600,023
		23,287,715
GAS UTILITIES — 0.6%
Atmos Energy Corp.	5,025	452,953
National Fuel Gas Co.	21,355	1,130,961
UGI Corp.	16,051	835,776
		2,419,690
HEALTH CARE PROVIDERS & SERVICES — 1.1%
AmerisourceBergen Corp.	15,600	1,330,212
Cardinal Health, Inc.	29,188	1,425,250
Encompass Health Corp.	7,900	534,988
Quest Diagnostics, Inc.	10,000	1,099,400
		4,389,850
HOTELS, RESTAURANTS & LEISURE — 3.0%
Carnival Corp.	41,672	2,388,222
Darden Restaurants, Inc.	38,142	4,083,483
Extended Stay America, Inc.	50,743	1,096,556
International Game Technology PLC	6,842	159,008
Royal Caribbean Cruises, Ltd.	18,800	1,947,680
Six Flags Entertainment Corp. (a)	21,934	1,536,477
Wyndham Destinations, Inc.	20,100	889,827
		12,101,253
HOUSEHOLD DURABLES — 2.6%
Garmin, Ltd.	34,964	2,132,804
Leggett & Platt, Inc.	40,249	1,796,715
Newell Brands, Inc.	108,400	2,795,636
PulteGroup, Inc.	18,182	522,733
Whirlpool Corp.	21,414	3,131,369
		10,379,257
HOUSEHOLD PRODUCTS — 1.7%
Clorox Co.	18,778	2,539,724

See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Energizer Holdings, Inc.	8,500	$ 535,160
Kimberly-Clark Corp.	34,300	3,613,162
Spectrum Brands Holdings, Inc.	4,400	359,128
		7,047,174
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	90,041	1,207,450
INSURANCE — 3.7%
American National Insurance Co.	1,247	149,129
Arthur J Gallagher & Co.	21,702	1,416,706
Assurant, Inc.	5,453	564,331
Assured Guaranty, Ltd.	29,288	1,046,460
Cincinnati Financial Corp.	17,074	1,141,568
CNA Financial Corp.	2,392	109,267
Erie Indemnity Co. Class A	7,632	894,928
Everest Re Group, Ltd.	3,877	893,571
First American Financial Corp.	29,420	1,521,602
FNF Group	81,382	3,061,591
Mercury General Corp.	8,368	381,246
Old Republic International Corp.	87,080	1,733,763
Principal Financial Group, Inc.	20,800	1,101,360
Unum Group	21,563	797,615
		14,813,137
IT SERVICES — 2.2%
Amdocs, Ltd.	16,600	1,098,754
Booz Allen Hamilton Holding Corp.	16,671	729,023
Leidos Holdings, Inc.	40,900	2,413,100
Paychex, Inc.	28,701	1,961,713
Sabre Corp.	47,173	1,162,343
Western Union Co. (a)	68,063	1,383,721
		8,748,654
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Brunswick Corp.	5,652	364,441
Hasbro, Inc.	29,926	2,762,469
Polaris Industries, Inc.	15,994	1,954,147
		5,081,057
MACHINERY — 5.9%
Allison Transmission Holdings, Inc.	20,066	812,472
Crane Co.	7,158	573,570
Cummins, Inc.	43,470	5,781,510
Donaldson Co., Inc.	12,380	558,586
Dover Corp.	30,700	2,247,240
Flowserve Corp.	10,900	440,360
Ingersoll-Rand PLC	27,600	2,476,548
Lincoln Electric Holdings, Inc.	6,601	579,304
Oshkosh Corp.	4,955	348,436
PACCAR, Inc.	76,900	4,764,724
Pentair PLC	49,500	2,082,960
Snap-on, Inc.	10,613	1,705,721
Timken Co.	15,067	656,168
Toro Co.	9,600	578,400
Trinity Industries, Inc.	10,594	362,950
		23,968,949
MEDIA — 3.2%
Cinemark Holdings, Inc.	32,893	1,153,886
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	118,511	$ 2,777,898
John Wiley & Sons, Inc. Class A	9,967	621,941
Omnicom Group, Inc. (a)	62,705	4,782,510
Tribune Media Co. Class A	7,728	295,750
Viacom, Inc. Class A (a)	2,537	89,937
Viacom, Inc. Class B	108,698	3,278,332
		13,000,254
METALS & MINING — 1.3%
Nucor Corp.	47,698	2,981,125
Reliance Steel & Aluminum Co.	17,031	1,490,894
Steel Dynamics, Inc.	19,387	890,832
		5,362,851
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.2%
AGNC Investment Corp. REIT	83,103	1,544,885
Annaly Capital Management, Inc. REIT	251,753	2,590,538
Chimera Investment Corp. REIT	57,252	1,046,567
MFA Financial, Inc. REIT	121,994	924,714
New Residential Investment Corp. REIT	102,678	1,795,838
Two Harbors Investment Corp. REIT	53,342	842,804
		8,745,346
MULTI-UTILITIES — 5.0%
Ameren Corp.	28,648	1,743,231
CenterPoint Energy, Inc.	93,550	2,592,271
CMS Energy Corp.	29,161	1,378,732
Consolidated Edison, Inc.	46,626	3,635,895
DTE Energy Co.	20,080	2,080,890
MDU Resources Group, Inc.	59,610	1,709,615
NiSource, Inc.	21,689	569,987
Public Service Enterprise Group, Inc.	23,716	1,283,984
SCANA Corp.	43,792	1,686,868
Sempra Energy	13,500	1,567,485
Vectren Corp.	8,080	577,316
WEC Energy Group, Inc.	22,757	1,471,240
		20,297,514
MULTILINE RETAIL — 3.8%
Kohl's Corp.	51,520	3,755,808
Macy's, Inc.	94,326	3,530,622
Nordstrom, Inc. (a)	36,171	1,872,935
Target Corp.	80,378	6,118,373
		15,277,738
OIL, GAS & CONSUMABLE FUELS — 4.8%
Apache Corp.	96,500	4,511,375
HollyFrontier Corp.	21,614	1,479,046
Marathon Petroleum Corp.	46,153	3,238,094
Murphy Oil Corp. (a)	50,456	1,703,899
PBF Energy, Inc. Class A	34,256	1,436,354
Targa Resources Corp.	31,473	1,557,599
Valero Energy Corp.	33,156	3,674,680
Williams Cos., Inc.	61,324	1,662,494
		19,263,541

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,199	$ 916,560
PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	9,521	744,447
PROFESSIONAL SERVICES — 1.4%
Dun & Bradstreet Corp.	2,729	334,712
ManpowerGroup, Inc.	12,523	1,077,729
Nielsen Holdings PLC	93,423	2,889,574
Robert Half International, Inc.	18,213	1,185,666
		5,487,681
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp. (a)	19,700	449,160
ROAD & RAIL — 0.3%
Ryder System, Inc.	16,025	1,151,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Cypress Semiconductor Corp.	49,000	763,420
KLA-Tencor Corp.	15,600	1,599,468
Maxim Integrated Products, Inc.	32,980	1,934,607
Xilinx, Inc.	33,198	2,166,501
		6,463,996
SOFTWARE — 0.6%
CA, Inc.	66,905	2,385,163
SPECIALTY RETAIL — 3.5%
Best Buy Co., Inc.	46,661	3,479,977
Dick's Sporting Goods, Inc.	23,823	839,761
Foot Locker, Inc.	36,253	1,908,720
Gap, Inc.	67,461	2,185,062
L Brands, Inc.	71,371	2,632,163
Penske Automotive Group, Inc.	3,178	148,889
Tractor Supply Co.	18,093	1,383,934
Williams-Sonoma, Inc.	25,508	1,565,681
		14,144,187
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
HP, Inc.	176,015	3,993,780
Western Digital Corp.	36,700	2,840,947
Xerox Corp.	52,685	1,264,440
		8,099,167
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc.	5,108	553,656
Hanesbrands, Inc. (a)	110,275	2,428,256
Ralph Lauren Corp.	6,554	823,969
Tapestry, Inc.	67,900	3,171,609
		6,977,490
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	89,805	$ 991,447
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co. (a)	38,380	1,847,230
MSC Industrial Direct Co., Inc. Class A	9,533	808,875
W.W. Grainger, Inc.	3,267	1,007,543
Watsco, Inc. (a)	8,480	1,511,814
		5,175,462
TRANSPORTATION INFRASTRUCTURE — 0.3%
Macquarie Infrastructure Corp.	24,450	1,031,790
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	6,700	572,046
Aqua America, Inc.	10,420	366,576
		938,622
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	30,006	822,765
TOTAL COMMON STOCKS (Cost $370,090,346)		403,918,385
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	368,650	368,650
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	446,861	446,861
TOTAL SHORT-TERM INVESTMENTS (Cost $815,511)		815,511
TOTAL INVESTMENTS — 99.9% (Cost $370,905,857)		404,733,896
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		245,236
NET ASSETS — 100.0%		$ 404,979,132

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,280,805	$—	$—	$ 1,280,805
Air Freight & Logistics	1,741,048	—	—	1,741,048
Airlines	5,626,071	—	—	5,626,071
Auto Components	4,373,466	—	—	4,373,466
Automobiles	6,142,820	—	—	6,142,820
Banks	2,160,498	—	—	2,160,498
Beverages	3,020,976	—	—	3,020,976
Building Products	1,343,483	—	—	1,343,483
Capital Markets	11,445,393	—	—	11,445,393
Chemicals	17,284,954	—	—	17,284,954
Commercial Services & Supplies	1,286,704	—	—	1,286,704
Communications Equipment	2,780,388	—	—	2,780,388
Construction & Engineering	1,327,109	—	—	1,327,109
Consumer Finance	461,379	—	—	461,379
Containers & Packaging	11,006,632	—	—	11,006,632
Distributors	778,196	—	—	778,196
Diversified Consumer Services	2,042,363	—	—	2,042,363
Diversified Financial Services	993,738	—	—	993,738
Electric Utilities	23,910,597	—	—	23,910,597
Electrical Equipment	5,512,837	—	—	5,512,837
Electronic Equipment, Instruments & Components	1,164,200	—	—	1,164,200
Energy Equipment & Services	943,086	—	—	943,086
Equity Real Estate Investment Trusts (REITS)	42,752,150	—	—	42,752,150
Food & Staples Retailing	3,368,568	—	—	3,368,568
Food Products	23,287,715	—	—	23,287,715
Gas Utilities	2,419,690	—	—	2,419,690
Health Care Providers & Services	4,389,850	—	—	4,389,850
Hotels, Restaurants & Leisure	12,101,253	—	—	12,101,253
Household Durables	10,379,257	—	—	10,379,257
Household Products	7,047,174	—	—	7,047,174
Independent Power Producers & Energy Traders	1,207,450	—	—	1,207,450
Insurance	14,813,137	—	—	14,813,137
IT Services	8,748,654	—	—	8,748,654
Leisure Equipment & Products	5,081,057	—	—	5,081,057
Machinery	23,968,949	—	—	23,968,949
Media	13,000,254	—	—	13,000,254
Metals & Mining	5,362,851	—	—	5,362,851
Mortgage Real Estate Investment Trust (REITs)	8,745,346	—	—	8,745,346
Multi-Utilities	20,297,514	—	—	20,297,514
Multiline Retail	15,277,738	—	—	15,277,738
Oil, Gas & Consumable Fuels	19,263,541	—	—	19,263,541
Paper & Forest Products	916,560	—	—	916,560
Personal Products	744,447	—	—	744,447
Professional Services	5,487,681	—	—	5,487,681
Real Estate Management & Development	449,160	—	—	449,160
Road & Rail	1,151,557	—	—	1,151,557
Semiconductors & Semiconductor Equipment	6,463,996	—	—	6,463,996
Software	2,385,163	—	—	2,385,163
Specialty Retail	14,144,187	—	—	14,144,187
Technology Hardware, Storage & Peripherals	8,099,167	—	—	8,099,167
See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$ 6,977,490	$—	$—	$ 6,977,490
Thrifts & Mortgage Finance	991,447	—	—	991,447
Trading Companies & Distributors	5,175,462	—	—	5,175,462
Transportation Infrastructure	1,031,790	—	—	1,031,790
Water Utilities	938,622	—	—	938,622
Wireless Telecommunication Services	822,765	—	—	822,765
Short-Term Investments	815,511	—	—	815,511
TOTAL INVESTMENTS	$404,733,896	$—	$—	$404,733,896
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	382,998	$ 382,998	$ 57,729,894	$ 57,744,242	$—	$—	368,650	$368,650	$14,035
State Street Navigator Securities Lending Government Money Market Portfolio	3,242,093	3,242,093	49,345,124	52,140,356	—	—	446,861	446,861	17,536
Total		$3,625,091	$107,075,018	$109,884,598	$—	$—		$815,511	$31,571
See accompanying notes to financial statements.
31

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.	6,087	$ 103,540
Boeing Co.	1,233	413,684
BWX Technologies, Inc.	12,653	788,535
Curtiss-Wright Corp.	9,500	1,130,690
General Dynamics Corp.	3,389	631,743
Harris Corp.	3,008	434,776
HEICO Corp.	2,481	180,958
HEICO Corp. Class A	5,248	319,835
Hexcel Corp.	15,020	997,028
Huntington Ingalls Industries, Inc.	10,092	2,187,845
L3 Technologies, Inc.	4,335	833,707
Lockheed Martin Corp.	2,239	661,468
Northrop Grumman Corp.	1,982	609,861
Raytheon Co.	5,092	983,672
Rockwell Collins, Inc.	323	43,502
Spirit AeroSystems Holdings, Inc. Class A	27,866	2,393,968
Teledyne Technologies, Inc. (a)	3,246	646,149
Textron, Inc.	26,778	1,764,938
TransDigm Group, Inc. (a)	2,536	875,275
United Technologies Corp.	2,191	273,941
		16,275,115
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	21,209	1,774,345
Expeditors International of Washington, Inc.	25,145	1,838,100
FedEx Corp.	4,837	1,098,289
United Parcel Service, Inc. Class B	2,057	218,515
XPO Logistics, Inc. (a) (b)	11,146	1,116,606
		6,045,855
AIRLINES — 0.8%
Alaska Air Group, Inc.	3,622	218,733
American Airlines Group, Inc. (b)	13,994	531,212
Copa Holdings SA Class A	8,020	758,852
Delta Air Lines, Inc.	26,134	1,294,678
JetBlue Airways Corp. (a)	33,510	636,020
Southwest Airlines Co.	16,120	820,186
United Continental Holdings, Inc. (a)	7,444	519,070
		4,778,751
AUTO COMPONENTS — 2.1%
Adient PLC (b)	6,270	308,421
Aptiv PLC	10,853	994,461
BorgWarner, Inc.	54,021	2,331,547
Gentex Corp.	98,917	2,277,069
Goodyear Tire & Rubber Co.	8,794	204,812
Lear Corp.	25,642	4,764,540
Visteon Corp.	13,837	1,788,294
		12,669,144
AUTOMOBILES — 0.5%
Ford Motor Co.	68,978	763,586
General Motors Co.	17,154	675,868
Harley-Davidson, Inc.	5,144	216,459
Security Description	Shares	Value
Thor Industries, Inc.	12,043	$ 1,172,868
		2,828,781
BANKS — 1.5%
Associated Banc-Corp.	4,504	122,959
Bank of Hawaii Corp.	824	68,738
Bank of the Ozarks, Inc. (b)	4,358	196,284
BankUnited, Inc.	11,441	467,365
BB&T Corp.	7,196	362,966
BOK Financial Corp.	700	65,807
CIT Group, Inc.	3,591	181,022
Citizens Financial Group, Inc.	8,522	331,506
Comerica, Inc.	3,983	362,134
Commerce Bancshares, Inc.	2,550	165,011
Cullen/Frost Bankers, Inc.	2,042	221,026
East West Bancorp, Inc.	4,126	269,015
Fifth Third Bancorp	21,320	611,884
First Citizens BancShares, Inc. Class A	300	120,990
First Hawaiian, Inc.	1,100	31,922
First Horizon National Corp.	3,726	66,472
First Republic Bank	1,089	105,404
FNB Corp.	5,636	75,635
Huntington Bancshares, Inc.	25,119	370,757
KeyCorp	15,269	298,356
M&T Bank Corp.	1,970	335,196
PacWest Bancorp	4,166	205,884
People's United Financial, Inc.	8,282	149,821
Pinnacle Financial Partners, Inc.	840	51,534
PNC Financial Services Group, Inc.	1,539	207,919
Popular, Inc.	5,241	236,946
Prosperity Bancshares, Inc.	2,138	146,154
Regions Financial Corp.	29,727	528,546
Signature Bank (a)	456	58,313
Sterling Bancorp	1,900	44,650
SunTrust Banks, Inc.	7,450	491,849
SVB Financial Group (a)	812	234,473
Synovus Financial Corp.	4,894	258,550
TCF Financial Corp.	5,669	139,571
Texas Capital Bancshares, Inc. (a)	1,100	100,650
Umpqua Holdings Corp.	9,500	214,605
US Bancorp	1,575	78,782
Webster Financial Corp.	3,036	193,393
Western Alliance Bancorp (a)	3,695	209,174
Wintrust Financial Corp.	1,900	165,395
Zions Bancorp	7,007	369,199
		8,915,857
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	2,095	102,362
Brown-Forman Corp. Class B	7,936	388,943
Constellation Brands, Inc. Class A	2,613	571,907
Dr. Pepper Snapple Group, Inc.	4,919	600,118
Molson Coors Brewing Co. Class B	3,293	224,056
Monster Beverage Corp. (a)	6,059	347,181
PepsiCo, Inc.	884	96,241
		2,330,808
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.	4,991	462,416

See accompanying notes to financial statements.
32

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	2,675	$ 332,101
Amgen, Inc.	2,630	485,472
Biogen, Inc. (a)	3,390	983,914
BioMarin Pharmaceutical, Inc. (a)	400	37,680
Celgene Corp. (a)	1,237	98,243
Exelixis, Inc. (a)	20,258	435,952
Gilead Sciences, Inc.	10,588	750,054
Ionis Pharmaceuticals, Inc. (a) (b)	1,100	45,837
Neurocrine Biosciences, Inc. (a)	530	52,067
Regeneron Pharmaceuticals, Inc. (a)	212	73,138
Sage Therapeutics, Inc. (a)	400	62,612
Seattle Genetics, Inc. (a) (b)	875	58,091
United Therapeutics Corp. (a)	3,513	397,496
Vertex Pharmaceuticals, Inc. (a)	3,193	542,682
		4,817,755
BUILDING PRODUCTS — 0.9%
Allegion PLC	4,038	312,380
AO Smith Corp.	15,015	888,137
Armstrong World Industries, Inc. (a)	2,881	182,079
Fortune Brands Home & Security, Inc.	8,748	469,680
Johnson Controls International PLC	5,928	198,292
Lennox International, Inc.	3,288	658,093
Masco Corp.	16,441	615,222
Owens Corning	16,337	1,035,276
USG Corp. (a)	20,437	881,243
		5,240,402
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	5,690	845,932
Ameriprise Financial, Inc.	2,914	407,610
Bank of New York Mellon Corp.	3,371	181,798
BGC Partners, Inc. Class A	41,077	464,992
BlackRock, Inc.	247	123,263
Cboe Global Markets, Inc.	6,627	689,672
Charles Schwab Corp.	1,311	66,992
CME Group, Inc.	992	162,609
E*TRADE Financial Corp. (a)	6,527	399,191
Eaton Vance Corp.	14,234	742,873
Evercore, Inc. Class A	18,800	1,982,460
FactSet Research Systems, Inc.	2,637	522,390
Franklin Resources, Inc.	13,020	417,291
Goldman Sachs Group, Inc.	217	47,864
Interactive Brokers Group, Inc. Class A	2,378	153,167
Intercontinental Exchange, Inc.	2,825	207,779
Invesco, Ltd.	11,798	313,355
Lazard, Ltd. Class A	54,464	2,663,834
Legg Mason, Inc.	6,448	223,939
LPL Financial Holdings, Inc.	21,319	1,397,247
MarketAxess Holdings, Inc.	1,263	249,897
Moody's Corp.	5,195	886,059
Morgan Stanley	963	45,646
Morningstar, Inc.	3,734	478,886
MSCI, Inc.	6,955	1,150,566
Nasdaq, Inc.	7,343	670,196
Northern Trust Corp.	1,959	201,562
Raymond James Financial, Inc.	5,660	505,721
S&P Global, Inc.	5,480	1,117,317
SEI Investments Co.	15,364	960,557
Security Description	Shares	Value
State Street Corp. (c)	4,292	$ 399,542
T Rowe Price Group, Inc.	14,438	1,676,107
TD Ameritrade Holding Corp.	2,472	135,391
Virtu Financial, Inc. Class A	1,100	29,205
		20,520,910
CHEMICALS — 3.6%
Air Products & Chemicals, Inc.	3,329	518,425
Albemarle Corp. (b)	2,627	247,805
Ashland Global Holdings, Inc.	1,553	121,414
Axalta Coating Systems, Ltd. (a)	5,719	173,343
Cabot Corp.	14,894	920,002
Celanese Corp. Series A	13,666	1,517,746
CF Industries Holdings, Inc.	50,699	2,251,036
Chemours Co.	46,694	2,071,346
Eastman Chemical Co.	22,445	2,243,602
Ecolab, Inc.	3,086	433,058
FMC Corp.	4,237	377,983
Huntsman Corp.	27,595	805,774
International Flavors & Fragrances, Inc.	2,834	351,303
LyondellBasell Industries NV Class A	35,397	3,888,361
Mosaic Co.	40,886	1,146,852
NewMarket Corp.	194	78,473
Olin Corp.	24,128	692,956
PPG Industries, Inc.	6,733	698,414
Praxair, Inc.	5,116	809,095
RPM International, Inc.	5,417	315,920
Scotts Miracle-Gro Co. (b)	3,843	319,584
Sherwin-Williams Co.	199	81,106
Valvoline, Inc.	4,125	88,976
Westlake Chemical Corp.	8,392	903,231
WR Grace & Co.	5,780	423,732
		21,479,537
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ADT, Inc. (b)	24,800	214,520
Cintas Corp.	952	176,186
Clean Harbors, Inc. (a)	2,378	132,098
Copart, Inc. (a)	24,205	1,369,035
KAR Auction Services, Inc.	18,071	990,291
Republic Services, Inc.	7,072	483,442
Rollins, Inc.	4,824	253,646
Stericycle, Inc. (a)	1,082	70,644
Waste Management, Inc.	17,153	1,395,225
		5,085,087
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	4,970	1,279,725
ARRIS International PLC (a)	5,100	124,670
Cisco Systems, Inc.	4,610	198,368
CommScope Holding Co., Inc. (a)	2,371	69,245
F5 Networks, Inc. (a)	12,989	2,239,953
Juniper Networks, Inc.	34,308	940,725
Motorola Solutions, Inc.	14,376	1,672,935
Palo Alto Networks, Inc. (a)	2,999	616,205
Ubiquiti Networks, Inc. (a) (b)	3,200	271,104
		7,412,930

See accompanying notes to financial statements.
33

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	16,921	$ 558,901
Fluor Corp.	26,487	1,292,036
Jacobs Engineering Group, Inc.	28,096	1,783,815
Quanta Services, Inc. (a)	40,813	1,363,154
Valmont Industries, Inc.	1,610	242,707
		5,240,613
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,651	698,156
Martin Marietta Materials, Inc.	1,403	313,332
Vulcan Materials Co. (b)	1,506	194,364
		1,205,852
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	24,317	638,808
American Express Co.	5,384	527,632
Capital One Financial Corp.	5,133	471,723
Credit Acceptance Corp. (a)	5,135	1,814,709
Discover Financial Services	16,181	1,139,304
Navient Corp.	4,930	64,238
OneMain Holdings, Inc. (a)	11,112	369,919
Santander Consumer USA Holdings, Inc.	16,368	312,465
SLM Corp. (a)	6,052	69,295
Synchrony Financial	31,238	1,042,724
		6,450,817
CONTAINERS & PACKAGING — 1.3%
AptarGroup, Inc.	5,390	503,318
Avery Dennison Corp.	14,514	1,481,879
Ball Corp.	15,600	554,580
Bemis Co., Inc.	7,155	302,013
Berry Global Group, Inc. (a)	4,446	204,249
Crown Holdings, Inc. (a)	3,307	148,021
Graphic Packaging Holding Co.	44,305	642,866
International Paper Co.	10,477	545,642
Owens-Illinois, Inc. (a)	5,601	94,153
Packaging Corp. of America	10,606	1,185,645
Sealed Air Corp.	8,224	349,109
Silgan Holdings, Inc.	1,325	35,550
Sonoco Products Co.	5,526	290,115
WestRock Co.	21,607	1,232,031
		7,569,171
DISTRIBUTORS — 0.2%
Genuine Parts Co.	2,607	239,297
LKQ Corp. (a)	11,086	353,643
Pool Corp.	5,364	812,646
		1,405,586
DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	4,463	457,547
Graham Holdings Co. Class B	578	338,766
Grand Canyon Education, Inc. (a)	10,100	1,127,261
H&R Block, Inc. (b)	20,194	460,019
Service Corp. International	20,102	719,450
Security Description	Shares	Value
ServiceMaster Global Holdings, Inc. (a)	11,136	$ 662,258
		3,765,301
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc. (a)	3,700	76,257
Berkshire Hathaway, Inc. Class B (a)	332	61,968
Jefferies Financial Group, Inc.	22,203	504,896
Voya Financial, Inc.	2,005	94,235
		737,356
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	1,290	41,422
CenturyLink, Inc.	3,716	69,266
Verizon Communications, Inc.	3,075	154,703
Zayo Group Holdings, Inc. (a)	7,958	290,308
		555,699
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	12,923	546,901
American Electric Power Co., Inc.	7,697	533,017
Avangrid, Inc.	2,678	141,747
Duke Energy Corp.	3,732	295,127
Edison International	5,551	351,212
Entergy Corp.	12,037	972,469
Evergy, Inc.	5,717	321,010
Eversource Energy	8,503	498,361
Exelon Corp.	33,264	1,417,046
FirstEnergy Corp.	28,510	1,023,794
Hawaiian Electric Industries, Inc.	12,190	418,117
NextEra Energy, Inc.	2,241	374,314
OGE Energy Corp.	10,271	361,642
PG&E Corp.	3,318	141,214
Pinnacle West Capital Corp.	5,267	424,309
PPL Corp. (b)	5,511	157,339
Southern Co.	6,041	279,759
Xcel Energy, Inc.	13,738	627,552
		8,884,930
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc. (b)	1,211	140,319
AMETEK, Inc.	10,825	781,132
Eaton Corp. PLC	14,406	1,076,705
Emerson Electric Co.	13,017	899,995
Hubbell, Inc.	3,496	369,667
nVent Electric PLC (a)	42,778	1,073,728
Regal Beloit Corp.	4,553	372,435
Rockwell Automation, Inc.	5,397	897,143
Sensata Technologies Holding PLC (a)	19,278	917,247
		6,528,371
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	10,349	901,915
Arrow Electronics, Inc. (a)	4,621	347,869
CDW Corp.	27,744	2,241,438
Cognex Corp.	8,612	384,181
Coherent, Inc. (a)	619	96,824
Corning, Inc.	7,111	195,624

See accompanying notes to financial statements.
34

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	10,545	$ 650,521
FLIR Systems, Inc.	23,462	1,219,320
IPG Photonics Corp. (a)	4,450	981,804
Jabil, Inc.	32,005	885,258
Keysight Technologies, Inc. (a)	699	41,262
Littelfuse, Inc.	3,918	894,009
National Instruments Corp.	9,281	389,616
Trimble, Inc. (a)	9,146	300,355
Zebra Technologies Corp. Class A (a)	5,803	831,280
		10,361,276
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	7,272	303,606
Halliburton Co.	15,400	693,924
Helmerich & Payne, Inc.	7,061	450,209
National Oilwell Varco, Inc.	8,200	355,880
Patterson-UTI Energy, Inc.	2,600	46,800
RPC, Inc. (b)	4,824	70,286
Schlumberger, Ltd.	2,000	134,060
Transocean, Ltd. (a) (b)	43,395	583,229
		2,637,994
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
Alexandria Real Estate Equities, Inc. REIT	500	63,085
American Tower Corp. REIT	1,128	162,624
Apple Hospitality REIT, Inc.	12,155	217,331
AvalonBay Communities, Inc. REIT	977	167,936
Boston Properties, Inc. REIT	888	111,373
Brandywine Realty Trust REIT	5,369	90,629
Brixmor Property Group, Inc. REIT	7,980	139,091
Camden Property Trust REIT	1,407	128,220
Columbia Property Trust, Inc. REIT	6,730	152,838
CoreSite Realty Corp. REIT	1,106	122,567
Crown Castle International Corp. REIT	672	72,455
CubeSmart REIT	10,318	332,446
DCT Industrial Trust, Inc. REIT	2,279	152,078
Digital Realty Trust, Inc. REIT	407	45,413
Douglas Emmett, Inc. REIT	1,243	49,944
Duke Realty Corp. REIT	7,011	203,529
EPR Properties REIT	2,308	149,535
Equity LifeStyle Properties, Inc. REIT	3,094	284,339
Equity Residential REIT	1,646	104,834
Essex Property Trust, Inc. REIT	455	108,777
Extra Space Storage, Inc. REIT	8,779	876,232
Federal Realty Investment Trust REIT	1,169	147,937
Forest City Realty Trust, Inc. Class A REIT	1,800	41,058
Gaming and Leisure Properties, Inc. REIT	11,588	414,850
GGP, Inc. REIT	3,785	77,328
HCP, Inc. REIT	2,783	71,857
Highwoods Properties, Inc. REIT	2,508	127,231
Hospitality Properties Trust REIT	8,266	236,490
Host Hotels & Resorts, Inc. REIT	39,922	841,156
Hudson Pacific Properties, Inc. REIT	834	29,549
Iron Mountain, Inc. REIT	4,174	146,132
Kilroy Realty Corp. REIT	1,010	76,396
Security Description	Shares	Value
Kimco Realty Corp. REIT	5,145	$ 87,414
Lamar Advertising Co. Class A REIT	6,792	463,961
Liberty Property Trust REIT	6,022	266,955
Life Storage, Inc. REIT	1,920	186,835
Macerich Co. REIT	1,268	72,060
Medical Properties Trust, Inc. REIT	21,851	306,788
Mid-America Apartment Communities, Inc. REIT	898	90,402
National Retail Properties, Inc. REIT	4,953	217,734
Omega Healthcare Investors, Inc. REIT	2,027	62,837
Outfront Media, Inc. REIT	6,124	119,112
Park Hotels & Resorts, Inc. REIT	13,973	427,993
Prologis, Inc. REIT	9,518	625,237
Public Storage REIT	1,951	442,604
Rayonier, Inc. REIT	14,569	563,675
Realty Income Corp. REIT	1,997	107,419
Regency Centers Corp. REIT	1,095	67,978
Retail Properties of America, Inc. Class A REIT	29,920	382,378
SBA Communications Corp. REIT (a)	865	142,829
Senior Housing Properties Trust REIT	2,835	51,285
Simon Property Group, Inc. REIT	2,759	469,554
SL Green Realty Corp. REIT	433	43,529
Spirit Realty Capital, Inc. REIT	7,900	63,437
STORE Capital Corp. REIT	6,366	174,428
Sun Communities, Inc. REIT	436	42,676
Taubman Centers, Inc. REIT	1,038	60,993
UDR, Inc. REIT	820	30,783
Ventas, Inc. REIT	1,219	69,422
VICI Properties, Inc. REIT	5,800	119,712
Vornado Realty Trust REIT	735	54,331
Weingarten Realty Investors REIT	14,027	432,172
Weyerhaeuser Co. REIT	7,974	290,732
WP Carey, Inc. REIT	3,149	208,936
		12,691,461
FOOD & STAPLES RETAILING — 1.6%
Casey's General Stores, Inc.	4,357	457,833
Costco Wholesale Corp.	7,889	1,648,643
Kroger Co.	90,109	2,563,601
Sprouts Farmers Market, Inc. (a)	42,443	936,717
Sysco Corp.	23,202	1,584,465
US Foods Holding Corp. (a)	56,247	2,127,261
Walmart, Inc.	1,552	132,929
Walgreens Boots Alliance, Inc.	6,839	410,443
		9,861,892
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	28,301	1,297,035
Bunge, Ltd.	12,584	877,231
Campbell Soup Co. (b)	2,926	118,620
Conagra Brands, Inc.	14,665	523,980
Flowers Foods, Inc.	28,435	592,301
General Mills, Inc.	6,048	267,684
Hain Celestial Group, Inc. (a)	3,060	91,188
Hershey Co.	3,720	346,183
Hormel Foods Corp. (b)	17,799	662,301
Ingredion, Inc.	7,000	774,900
J.M. Smucker Co.	4,607	495,160

See accompanying notes to financial statements.
35

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Kellogg Co. (b)	3,407	$ 238,047
Lamb Weston Holdings, Inc.	27,166	1,861,143
McCormick & Co., Inc.	605	70,234
Mondelez International, Inc. Class A	3,904	160,064
Pinnacle Foods, Inc.	3,894	253,344
Post Holdings, Inc. (a)	1,978	170,148
Seaboard Corp.	36	142,659
Tyson Foods, Inc. Class A	9,476	652,423
		9,594,645
GAS UTILITIES — 0.2%
Atmos Energy Corp.	4,576	412,481
National Fuel Gas Co. (b)	6,212	328,987
UGI Corp.	12,888	671,078
		1,412,546
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	802	48,914
ABIOMED, Inc. (a)	1,683	688,431
Align Technology, Inc. (a)	2,703	924,805
Baxter International, Inc.	12,388	914,730
Becton Dickinson and Co.	1,402	335,863
Boston Scientific Corp. (a)	10,089	329,910
Cantel Medical Corp.	5,200	511,472
Cooper Cos., Inc.	1,642	386,609
Danaher Corp.	3,907	385,543
DexCom, Inc. (a) (b)	1,902	180,652
Edwards Lifesciences Corp. (a)	6,060	882,154
Hill-Rom Holdings, Inc.	3,232	282,283
Hologic, Inc. (a)	3,413	135,667
ICU Medical, Inc. (a)	2,100	616,665
IDEXX Laboratories, Inc. (a)	2,661	579,938
Insulet Corp. (a)	400	34,280
Integra LifeSciences Holdings Corp. (a)	1,400	90,174
Intuitive Surgical, Inc. (a)	1,619	774,659
Masimo Corp. (a)	3,200	312,480
Medtronic PLC	1,279	109,495
Penumbra, Inc. (a)	1,300	179,595
ResMed, Inc.	7,147	740,286
STERIS PLC	5,736	602,337
Stryker Corp.	1,553	262,240
Teleflex, Inc.	920	246,753
Varian Medical Systems, Inc. (a)	6,781	771,135
West Pharmaceutical Services, Inc.	3,520	349,501
Zimmer Biomet Holdings, Inc.	1,538	171,395
		11,847,966
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Acadia Healthcare Co., Inc. (a) (b)	4,240	173,458
Aetna, Inc.	3,663	672,161
AmerisourceBergen Corp.	6,471	551,782
Anthem, Inc.	4,673	1,112,314
Cardinal Health, Inc.	1,532	74,808
Centene Corp. (a)	41,422	5,103,605
Chemed Corp.	3,000	965,430
Cigna Corp.	8,855	1,504,907
Security Description	Shares	Value
CVS Health Corp.	6,792	$ 437,065
DaVita, Inc. (a)	4,274	296,787
Encompass Health Corp.	16,500	1,117,380
Envision Healthcare Corp. (a)	2,100	92,421
Express Scripts Holding Co. (a)	24,726	1,909,095
HCA Healthcare, Inc.	13,365	1,371,249
Henry Schein, Inc. (a) (b)	3,299	239,639
Humana, Inc.	9,464	2,816,770
Laboratory Corp. of America Holdings (a)	4,812	863,898
McKesson Corp.	8,516	1,136,035
MEDNAX, Inc. (a)	4,312	186,623
Molina Healthcare, Inc. (a)	13,700	1,341,778
Quest Diagnostics, Inc.	5,266	578,944
UnitedHealth Group, Inc.	930	228,166
Universal Health Services, Inc. Class B	9,225	1,028,034
WellCare Health Plans, Inc. (a)	7,224	1,778,838
		25,581,187
HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc. (a)	1,655	263,377
Cerner Corp. (a)	9,227	551,682
Veeva Systems, Inc. Class A (a)	7,001	538,097
		1,353,156
HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	12,505	463,935
Carnival Corp.	12,780	732,422
Chipotle Mexican Grill, Inc. (a) (b)	895	386,076
Choice Hotels International, Inc.	4,736	358,042
Darden Restaurants, Inc.	10,514	1,125,629
Domino's Pizza, Inc.	3,135	884,603
Dunkin' Brands Group, Inc. (b)	3,814	263,433
Extended Stay America, Inc.	14,981	323,739
Hilton Grand Vacations, Inc. (a)	12,097	419,766
Hilton Worldwide Holdings, Inc.	6,372	504,407
Hyatt Hotels Corp. Class A	8,099	624,838
International Game Technology PLC	5,781	134,350
Las Vegas Sands Corp.	5,275	402,799
Marriott International, Inc. Class A	5,800	734,280
McDonald's Corp.	1,171	183,484
MGM Resorts International	15,487	449,588
Norwegian Cruise Line Holdings, Ltd. (a)	11,664	551,124
Royal Caribbean Cruises, Ltd.	6,803	704,791
Six Flags Entertainment Corp. (b)	9,039	633,182
Starbucks Corp.	6,195	302,626
Vail Resorts, Inc.	463	126,950
Wendy's Co.	4,800	82,464
Wyndham Destinations, Inc.	11,430	506,006
Wyndham Hotels & Resorts, Inc.	13,020	765,967
Wynn Resorts, Ltd.	6,288	1,052,234
Yum China Holdings, Inc.	17,581	676,165
Yum! Brands, Inc.	16,510	1,291,412
		14,684,312
HOUSEHOLD DURABLES — 1.6%
D.R. Horton, Inc.	35,689	1,463,249
Garmin, Ltd.	19,250	1,174,250

See accompanying notes to financial statements.
36

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Leggett & Platt, Inc.	5,945	$ 265,385
Lennar Corp. Class A	7,156	375,690
Mohawk Industries, Inc. (a)	1,810	387,829
NVR, Inc. (a)	603	1,791,121
PulteGroup, Inc.	72,094	2,072,702
Tempur Sealy International, Inc. (a) (b)	3,122	150,012
Toll Brothers, Inc.	35,527	1,314,144
Whirlpool Corp.	3,365	492,064
		9,486,446
HOUSEHOLD PRODUCTS — 0.3%
Church & Dwight Co., Inc.	3,765	200,147
Clorox Co.	3,360	454,440
Colgate-Palmolive Co.	3,439	222,881
Energizer Holdings, Inc.	8,460	532,642
Kimberly-Clark Corp.	3,547	373,641
Procter & Gamble Co.	1,264	98,668
		1,882,419
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
AES Corp.	45,531	610,571
NRG Energy, Inc.	101,025	3,101,467
Vistra Energy Corp. (a)	59,956	1,418,559
		5,130,597
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	855	168,196
Carlisle Cos., Inc.	5,135	556,172
Honeywell International, Inc.	1,710	246,325
Roper Technologies, Inc.	1,770	488,361
		1,459,054
INSURANCE — 3.0%
Aflac, Inc.	16,123	693,611
Alleghany Corp.	127	73,021
Allstate Corp.	7,003	639,164
American Financial Group, Inc.	2,889	310,076
American National Insurance Co.	385	46,042
Aon PLC	3,518	482,564
Arch Capital Group, Ltd. (a)	5,048	133,570
Arthur J Gallagher & Co.	13,608	888,330
Assurant, Inc.	1,496	154,821
Assured Guaranty, Ltd.	10,340	369,448
Athene Holding, Ltd. Class A (a)	4,745	208,021
Brighthouse Financial, Inc. (a)	2,579	103,341
Brown & Brown, Inc.	21,395	593,283
Chubb, Ltd.	1,361	172,874
Cincinnati Financial Corp.	4,524	302,475
CNA Financial Corp.	973	44,447
Erie Indemnity Co. Class A	1,492	174,952
Everest Re Group, Ltd.	993	228,867
First American Financial Corp.	17,441	902,048
FNF Group	51,189	1,925,730
Hanover Insurance Group, Inc.	4,388	524,629
Lincoln National Corp.	2,555	159,049
Loews Corp.	7,684	370,984
Markel Corp. (a)	76	82,411
Marsh & McLennan Cos., Inc.	10,338	847,406
Mercury General Corp.	1,654	75,356
Security Description	Shares	Value
MetLife, Inc.	3,920	$ 170,912
Old Republic International Corp.	33,035	657,727
Principal Financial Group, Inc.	3,456	182,995
Progressive Corp.	28,594	1,691,335
Prudential Financial, Inc.	2,009	187,862
Reinsurance Group of America, Inc.	3,961	528,714
Torchmark Corp.	31,527	2,566,613
Travelers Cos., Inc.	3,174	388,307
Unum Group	3,490	129,095
Validus Holdings, Ltd.	978	66,113
White Mountains Insurance Group, Ltd.	600	543,966
Willis Towers Watson PLC	1,308	198,293
WR Berkley Corp.	4,853	351,406
XL Group, Ltd.	641	35,864
		18,205,722
INTERNET & CATALOG RETAIL — 0.2%
Booking Holdings, Inc. (a)	155	314,199
Expedia Group, Inc.	1,729	207,808
Qurate Retail, Inc. (a)	5,994	127,193
TripAdvisor, Inc. (a) (b)	9,473	527,741
		1,176,941
INTERNET SOFTWARE & SERVICES — 1.0%
Akamai Technologies, Inc. (a)	23,009	1,684,949
Alphabet, Inc. Class A (a)	52	58,718
Alphabet, Inc. Class C (a)	96	107,102
eBay, Inc. (a)	32,018	1,160,973
Facebook, Inc. Class A (a)	598	116,203
GoDaddy, Inc. Class A (a)	2,382	168,169
GrubHub, Inc. (a)	5,700	597,987
IAC/InterActiveCorp (a)	1,226	186,953
LogMeIn, Inc.	491	50,696
Match Group, Inc. (a) (b)	8,204	317,823
Twilio, Inc. Class A (a)	1,300	72,826
Twitter, Inc. (a)	14,843	648,194
VeriSign, Inc. (a)	6,594	906,147
		6,076,740
IT SERVICES — 3.5%
Accenture PLC Class A	3,879	634,566
Alliance Data Systems Corp.	1,624	378,717
Amdocs, Ltd.	15,055	996,490
Automatic Data Processing, Inc.	6,497	871,508
Black Knight, Inc. (a)	2,930	156,902
Booz Allen Hamilton Holding Corp.	32,517	1,421,968
Broadridge Financial Solutions, Inc.	14,305	1,646,505
Cognizant Technology Solutions Corp. Class A	18,787	1,483,985
Conduent, Inc. (a)	23,104	419,800
CoreLogic, Inc. (a)	9,048	469,591
DXC Technology Co.	2,964	238,928
EPAM Systems, Inc. (a)	8,500	1,056,805
Euronet Worldwide, Inc. (a)	4,263	357,112
Fidelity National Information Services, Inc.	4,162	441,297
First Data Corp. Class A (a)	19,815	414,728
Fiserv, Inc. (a)	9,719	720,081

See accompanying notes to financial statements.
37

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	3,200	$ 674,080
Genpact, Ltd.	15,008	434,181
Global Payments, Inc.	1,935	215,733
International Business Machines Corp.	1,845	257,746
Jack Henry & Associates, Inc.	6,273	817,748
Leidos Holdings, Inc.	22,200	1,309,800
Mastercard, Inc. Class A	913	179,423
Paychex, Inc.	11,133	760,941
PayPal Holdings, Inc. (a)	5,905	491,709
Sabre Corp.	23,640	582,490
Square, Inc. Class A (a)	538	33,162
Teradata Corp. (a)	16,156	648,663
Total System Services, Inc.	18,038	1,524,572
Visa, Inc. Class A	894	118,410
Western Union Co. (b)	20,902	424,938
WEX, Inc. (a)	1,400	266,672
Worldpay, Inc. Class A (a)	4,914	401,867
		20,851,118
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	15,088	972,874
Hasbro, Inc.	4,733	436,903
Polaris Industries, Inc.	20,653	2,523,384
		3,933,161
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	10,515	650,248
Bio-Rad Laboratories, Inc. Class A (a)	443	127,823
Bio-Techne Corp.	1,962	290,278
Bruker Corp.	8,347	242,397
Charles River Laboratories International, Inc. (a)	4,094	459,592
Illumina, Inc. (a)	3,281	916,350
IQVIA Holdings, Inc. (a)	4,500	449,190
Mettler-Toledo International, Inc. (a)	773	447,281
PerkinElmer, Inc.	3,751	274,686
PRA Health Sciences, Inc. (a)	1,000	93,360
QIAGEN NV (a)	4,116	148,835
Thermo Fisher Scientific, Inc.	1,074	222,468
Waters Corp. (a)	2,775	537,212
		4,859,720
MACHINERY — 4.0%
AGCO Corp.	9,065	550,427
Allison Transmission Holdings, Inc.	33,636	1,361,922
Caterpillar, Inc.	4,636	628,966
Colfax Corp. (a)	1,501	46,006
Crane Co.	7,431	595,446
Cummins, Inc.	9,352	1,243,816
Deere & Co.	4,320	603,936
Donaldson Co., Inc.	11,165	503,765
Dover Corp.	21,044	1,540,421
Flowserve Corp. (b)	4,969	200,748
Fortive Corp.	6,631	511,316
Gardner Denver Holdings, Inc. (a)	2,260	66,421
Gates Industrial Corp. PLC (a)	2,600	42,302
Graco, Inc.	24,542	1,109,789
IDEX Corp.	6,414	875,383
Illinois Tool Works, Inc.	3,489	483,366
Security Description	Shares	Value
Ingersoll-Rand PLC	12,570	$ 1,127,906
ITT, Inc.	34,067	1,780,682
Lincoln Electric Holdings, Inc.	3,535	310,232
Middleby Corp. (a) (b)	1,267	132,300
Nordson Corp.	2,542	326,418
Oshkosh Corp.	11,584	814,587
PACCAR, Inc.	19,855	1,230,216
Parker-Hannifin Corp.	1,996	311,077
Pentair PLC	23,678	996,370
Snap-on, Inc.	5,008	804,886
Stanley Black & Decker, Inc.	5,177	687,557
Terex Corp. (b)	26,684	1,125,798
Timken Co.	8,920	388,466
Toro Co.	5,427	326,977
Trinity Industries, Inc.	24,062	824,364
WABCO Holdings, Inc. (a)	6,670	780,523
Wabtec Corp.	3,400	335,172
Welbilt, Inc. (a)	7,437	165,919
Xylem, Inc.	18,443	1,242,689
		24,076,169
MARINE — 0.3%
Kirby Corp. (a)	19,561	1,635,300
MEDIA — 1.4%
AMC Networks, Inc. Class A (a) (b)	5,721	355,846
Cable One, Inc.	85	62,330
CBS Corp. Class B	5,741	322,759
Charter Communications, Inc. Class A (a)	574	168,302
Cinemark Holdings, Inc. (b)	6,303	221,109
Comcast Corp. Class A	2,780	91,212
Discovery, Inc. Class A (a) (b)	4,939	135,822
Discovery, Inc. Class C (a)	6,558	167,229
Interpublic Group of Cos., Inc.	48,624	1,139,747
John Wiley & Sons, Inc. Class A	12,329	769,330
Liberty Broadband Corp. Class A (a)	846	63,991
Liberty Broadband Corp. Class C (a) (b)	3,290	249,119
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,349	195,922
Liberty Media Corp.-Liberty SiriusXM Class C (a)	8,830	400,529
Lions Gate Entertainment Corp. Class A	3,800	94,316
Lions Gate Entertainment Corp. Class B	7,200	168,912
Live Nation Entertainment, Inc. (a)	16,844	818,113
Madison Square Garden Co. Class A (a)	1,515	469,938
News Corp. Class A	15,292	237,026
News Corp. Class B	4,677	74,130
Omnicom Group, Inc. (b)	11,120	848,122
Sirius XM Holdings, Inc. (b)	43,153	292,146
Tribune Media Co. Class A	1,777	68,006
Twenty-First Century Fox, Inc. Class A	9,459	470,018
Twenty-First Century Fox, Inc. Class B	4,321	212,896
Viacom, Inc. Class B	10,374	312,880

See accompanying notes to financial statements.
38

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Walt Disney Co.	2,200	$ 230,582
		8,640,332
METALS & MINING — 3.3%
Alcoa Corp. (a)	87,520	4,102,938
Freeport-McMoRan, Inc.	207,389	3,579,534
Newmont Mining Corp.	45,946	1,732,624
Nucor Corp.	34,845	2,177,812
Reliance Steel & Aluminum Co.	20,941	1,833,175
Royal Gold, Inc.	4,043	375,352
Southern Copper Corp.	3,417	160,155
Steel Dynamics, Inc.	70,439	3,236,672
United States Steel Corp. (b)	82,569	2,869,273
		20,067,535
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
AGNC Investment Corp. REIT	9,978	185,491
Annaly Capital Management, Inc. REIT	28,262	290,816
Chimera Investment Corp. REIT	18,181	332,348
MFA Financial, Inc. REIT	20,415	154,746
New Residential Investment Corp. REIT	38,012	664,830
Starwood Property Trust, Inc. REIT	1,769	38,405
Two Harbors Investment Corp. REIT (b)	10,736	169,629
		1,836,265
MULTI-UTILITIES — 1.3%
Ameren Corp.	15,445	939,828
CenterPoint Energy, Inc.	25,340	702,171
CMS Energy Corp.	12,192	576,438
Consolidated Edison, Inc.	13,270	1,034,794
Dominion Energy, Inc.	2,798	190,768
DTE Energy Co.	6,679	692,145
MDU Resources Group, Inc.	20,842	597,748
NiSource, Inc.	10,538	276,939
Public Service Enterprise Group, Inc.	19,127	1,035,536
Sempra Energy	4,372	507,633
Vectren Corp.	9,011	643,836
WEC Energy Group, Inc.	9,683	626,006
		7,823,842
MULTILINE RETAIL — 3.3%
Dollar General Corp.	40,353	3,978,806
Dollar Tree, Inc. (a)	25,998	2,209,830
Kohl's Corp.	70,061	5,107,447
Macy's, Inc.	85,864	3,213,889
Nordstrom, Inc. (b)	18,710	968,804
Target Corp.	58,234	4,432,772
		19,911,548
OIL, GAS & CONSUMABLE FUELS — 6.7%
Anadarko Petroleum Corp.	8,900	651,925
Andeavor	4,701	616,677
Antero Resources Corp. (a)	19,220	410,347
Apache Corp.	21,000	981,750
Cabot Oil & Gas Corp.	14,817	352,645
Security Description	Shares	Value
Centennial Resource Development, Inc. Class A (a) (b)	18,200	$ 328,692
Cheniere Energy, Inc. (a)	9,600	625,824
Chesapeake Energy Corp. (a) (b)	30,500	159,820
Chevron Corp.	1,625	205,449
Cimarex Energy Co.	13,226	1,345,613
CNX Resources Corp. (a)	78,637	1,398,166
Concho Resources, Inc. (a) (b)	9,312	1,288,315
ConocoPhillips	9,232	642,732
Continental Resources, Inc. (a)	3,100	200,756
Devon Energy Corp.	44,000	1,934,240
Diamondback Energy, Inc.	9,871	1,298,727
Energen Corp. (a)	9,884	719,753
EOG Resources, Inc.	5,228	650,520
EQT Corp.	960	52,973
Extraction Oil & Gas, Inc. (a)	3,700	54,353
Exxon Mobil Corp.	1,020	84,385
Hess Corp.	1,400	93,646
HollyFrontier Corp.	47,170	3,227,843
Kinder Morgan, Inc.	5,580	98,599
Kosmos Energy, Ltd. (a)	4,800	39,696
Marathon Oil Corp.	16,700	348,362
Marathon Petroleum Corp.	64,306	4,511,709
Murphy Oil Corp. (b)	33,333	1,125,655
Newfield Exploration Co. (a)	20,500	620,125
Noble Energy, Inc.	2,500	88,200
Occidental Petroleum Corp.	11,181	935,626
ONEOK, Inc.	10,991	767,501
Parsley Energy, Inc. Class A (a)	3,400	102,952
PBF Energy, Inc. Class A	52,185	2,188,117
Phillips 66	27,893	3,132,663
Pioneer Natural Resources Co.	4,602	870,882
QEP Resources, Inc. (a)	86,200	1,056,812
Range Resources Corp.	2,800	46,844
RSP Permian, Inc. (a)	15,900	699,918
SM Energy Co.	12,500	321,125
Targa Resources Corp.	9,694	479,756
Valero Energy Corp.	40,502	4,488,837
Whiting Petroleum Corp. (a)	4,300	226,696
Williams Cos., Inc.	11,072	300,162
WPX Energy, Inc. (a)	13,300	239,799
		40,015,187
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	20,122	960,624
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. Class A	4,414	629,834
Herbalife Nutrition, Ltd. (a)	28,784	1,546,276
Nu Skin Enterprises, Inc. Class A	18,121	1,416,881
		3,592,991
PHARMACEUTICALS — 0.6%
Bristol-Myers Squibb Co.	7,537	417,097
Catalent, Inc. (a)	7,200	301,608
Eli Lilly & Co.	2,226	189,945
Jazz Pharmaceuticals PLC (a)	3,858	664,733
Johnson & Johnson	306	37,130
Merck & Co., Inc.	1,229	74,600
Mylan NV (a)	15,369	555,436

See accompanying notes to financial statements.
39

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Perrigo Co. PLC	5,080	$ 370,383
Pfizer, Inc.	3,320	120,450
Zoetis, Inc.	9,169	781,107
		3,512,489
PROFESSIONAL SERVICES — 0.9%
CoStar Group, Inc. (a)	1,612	665,159
Dun & Bradstreet Corp.	3,387	415,415
Equifax, Inc.	2,351	294,134
IHS Markit, Ltd. (a)	3,988	205,741
ManpowerGroup, Inc.	3,406	293,120
Nielsen Holdings PLC	7,977	246,729
Robert Half International, Inc.	37,076	2,413,648
TransUnion	8,409	602,421
Verisk Analytics, Inc. (a)	4,008	431,421
		5,567,788
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
CBRE Group, Inc. Class A (a)	60,735	2,899,489
Howard Hughes Corp. (a)	359	47,567
Jones Lang LaSalle, Inc.	14,481	2,403,701
Realogy Holdings Corp. (b)	7,047	160,672
		5,511,429
ROAD & RAIL — 1.5%
AMERCO	733	261,058
CSX Corp.	7,076	451,307
Genesee & Wyoming, Inc. Class A (a)	5,587	454,335
JB Hunt Transport Services, Inc.	17,637	2,143,777
Kansas City Southern	7,659	811,548
Landstar System, Inc.	9,439	1,030,739
Norfolk Southern Corp.	6,241	941,580
Old Dominion Freight Line, Inc.	9,228	1,374,603
Ryder System, Inc.	7,420	533,201
Schneider National, Inc. Class B	22,200	610,722
Union Pacific Corp.	3,322	470,661
		9,083,531
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Applied Materials, Inc.	27,958	1,291,380
Broadcom, Inc.	600	145,584
Cavium, Inc. (a)	1,200	103,800
Cypress Semiconductor Corp. (b)	24,640	383,891
First Solar, Inc. (a) (b)	38,366	2,020,354
Intel Corp. (a)	5,915	294,035
KLA-Tencor Corp.	9,003	923,078
Lam Research Corp.	9,127	1,577,602
Marvell Technology Group, Ltd.	66,000	1,415,040
Maxim Integrated Products, Inc.	18,942	1,111,138
Microchip Technology, Inc. (b)	9,332	848,745
Micron Technology, Inc. (a)	56,095	2,941,622
MKS Instruments, Inc.	22,900	2,191,530
Monolithic Power Systems, Inc.	4,300	574,781
NVIDIA Corp.	1,165	275,988
NXP Semiconductors NV (a)	4,012	438,391
ON Semiconductor Corp. (a)	87,772	1,951,610
Qorvo, Inc. (a)	9,793	785,105
QUALCOMM, Inc.	3,818	214,266
Security Description	Shares	Value
Skyworks Solutions, Inc.	11,803	$ 1,140,760
Teradyne, Inc.	50,074	1,906,317
Texas Instruments, Inc.	6,486	715,081
Universal Display Corp. (b)	755	64,930
Versum Materials, Inc.	20,764	771,383
Xilinx, Inc.	17,557	1,145,770
		25,232,181
SOFTWARE — 3.4%
Activision Blizzard, Inc.	6,914	527,676
Adobe Systems, Inc. (a)	1,402	341,822
ANSYS, Inc. (a)	6,390	1,113,010
Aspen Technology, Inc. (a)	12,300	1,140,702
Atlassian Corp. PLC Class A (a)	3,760	235,075
Autodesk, Inc. (a)	303	39,720
CA, Inc.	23,830	849,540
Cadence Design Systems, Inc. (a)	8,962	388,144
CDK Global, Inc.	8,191	532,825
Citrix Systems, Inc. (a)	14,556	1,526,051
Dell Technologies, Inc. Class V (a)	13,404	1,133,710
Electronic Arts, Inc. (a)	6,682	942,296
Fair Isaac Corp. (a)	3,100	599,292
Fortinet, Inc. (a)	20,595	1,285,746
Guidewire Software, Inc. (a)	4,563	405,103
Intuit, Inc.	4,159	849,704
Manhattan Associates, Inc. (a)	6,109	287,184
Microsoft Corp.	1,365	134,603
Oracle Corp.	1,274	56,132
Paycom Software, Inc. (a)	4,700	464,501
Pegasystems, Inc.	2,200	120,560
Proofpoint, Inc. (a)	600	69,186
PTC, Inc. (a)	1,555	145,875
Red Hat, Inc. (a)	7,801	1,048,220
RingCentral, Inc. Class A (a)	2,900	204,015
salesforce.com, Inc. (a)	2,284	311,538
ServiceNow, Inc. (a)	2,174	374,950
Splunk, Inc. (a)	3,781	374,735
SS&C Technologies Holdings, Inc.	5,282	274,136
Symantec Corp.	2,000	41,300
Synopsys, Inc. (a)	9,904	847,485
Tableau Software, Inc. Class A (a)	2,085	203,809
Take-Two Interactive Software, Inc. (a)	7,677	908,650
Tyler Technologies, Inc. (a)	2,871	637,649
Ultimate Software Group, Inc. (a)	1,661	427,392
VMware, Inc. Class A (a)	9,394	1,380,636
Workday, Inc. Class A (a)	562	68,069
Zendesk, Inc. (a)	3,500	190,715
Zynga, Inc. Class A (a)	36,950	150,387
		20,632,143
SPECIALTY RETAIL — 5.2%
Advance Auto Parts, Inc.	3,972	539,000
AutoNation, Inc. (a) (b)	8,405	408,315
AutoZone, Inc. (a)	2,313	1,551,861
Best Buy Co., Inc.	82,717	6,169,034
Burlington Stores, Inc. (a)	13,394	2,016,199
CarMax, Inc. (a) (b)	7,627	555,780
Dick's Sporting Goods, Inc.	8,300	292,575

See accompanying notes to financial statements.
40

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Floor & Decor Holdings, Inc. Class A (a) (b)	2,085	$ 102,853
Foot Locker, Inc.	12,935	681,028
Gap, Inc.	102,380	3,316,088
Home Depot, Inc.	1,349	263,190
L Brands, Inc.	4,489	165,554
Lowe's Cos., Inc.	7,972	761,884
Michaels Cos., Inc. (a)	19,899	381,464
O'Reilly Automotive, Inc. (a)	6,493	1,776,290
Penske Automotive Group, Inc.	2,197	102,929
Ross Stores, Inc.	34,673	2,938,537
Tiffany & Co.	8,320	1,094,912
TJX Cos., Inc.	16,068	1,529,352
Tractor Supply Co.	40,857	3,125,152
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,768	412,757
Urban Outfitters, Inc. (a)	34,549	1,539,158
Williams-Sonoma, Inc. (b)	23,158	1,421,438
		31,145,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	1,949	360,780
Hewlett Packard Enterprise Co.	128,970	1,884,252
HP, Inc.	107,667	2,442,964
NCR Corp. (a)	4,200	125,916
NetApp, Inc.	36,383	2,857,157
Pure Storage, Inc. Class A (a)	7,900	188,652
Western Digital Corp.	9,696	750,567
Xerox Corp.	12,928	310,272
		8,920,560
TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Carter's, Inc.	12,877	1,395,738
Columbia Sportswear Co.	7,200	658,584
Hanesbrands, Inc. (b)	23,761	523,217
Lululemon Athletica, Inc. (a)	11,715	1,462,618
Michael Kors Holdings, Ltd. (a)	62,173	4,140,722
NIKE, Inc. Class B	10,804	860,863
PVH Corp.	7,354	1,101,041
Ralph Lauren Corp.	22,105	2,779,040
Skechers U.S.A., Inc. Class A (a)	33,928	1,018,179
Tapestry, Inc.	19,780	923,924
Under Armour, Inc. Class A (a)	3,000	67,440
Under Armour, Inc. Class C (a)	2,600	54,808
VF Corp.	17,205	1,402,552
		16,388,726
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	12,711	140,329
TOBACCO — 0.0% (d)
Altria Group, Inc.	1,028	58,380
Philip Morris International, Inc.	638	51,512
		109,892
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Air Lease Corp.	15,105	633,957
Security Description	Shares	Value
Fastenal Co. (b)	26,186	$ 1,260,332
HD Supply Holdings, Inc. (a)	54,771	2,349,128
MSC Industrial Direct Co., Inc. Class A	6,485	550,252
United Rentals, Inc. (a)	12,133	1,791,074
Univar, Inc. (a)	8,039	210,943
W.W. Grainger, Inc.	7,647	2,358,335
Watsco, Inc. (b)	5,981	1,066,293
WESCO International, Inc. (a)	7,027	401,242
		10,621,556
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,041	515,781
Aqua America, Inc.	7,391	260,015
		775,796
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,217	252,730
T-Mobile US, Inc. (a)	2,471	147,642
		400,372
TOTAL COMMON STOCKS (Cost $552,063,441)		600,434,916
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	642,363	642,363
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,693,489	1,693,489
TOTAL SHORT-TERM INVESTMENTS (Cost $2,335,852)		2,335,852
TOTAL INVESTMENTS — 100.2% (Cost $554,399,293)		602,770,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,199,938)
NET ASSETS — 100.0%		$ 601,570,830

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
41

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 16,275,115	$—	$—	$ 16,275,115
Air Freight & Logistics	6,045,855	—	—	6,045,855
Airlines	4,778,751	—	—	4,778,751
Auto Components	12,669,144	—	—	12,669,144
Automobiles	2,828,781	—	—	2,828,781
Banks	8,915,857	—	—	8,915,857
Beverages	2,330,808	—	—	2,330,808
Biotechnology	4,817,755	—	—	4,817,755
Building Products	5,240,402	—	—	5,240,402
Capital Markets	20,520,910	—	—	20,520,910
Chemicals	21,479,537	—	—	21,479,537
Commercial Services & Supplies	5,085,087	—	—	5,085,087
Communications Equipment	7,412,930	—	—	7,412,930
Construction & Engineering	5,240,613	—	—	5,240,613
Construction Materials	1,205,852	—	—	1,205,852
Consumer Finance	6,450,817	—	—	6,450,817
Containers & Packaging	7,569,171	—	—	7,569,171
Distributors	1,405,586	—	—	1,405,586
Diversified Consumer Services	3,765,301	—	—	3,765,301
Diversified Financial Services	737,356	—	—	737,356
Diversified Telecommunication Services	555,699	—	—	555,699
Electric Utilities	8,884,930	—	—	8,884,930
Electrical Equipment	6,528,371	—	—	6,528,371
Electronic Equipment, Instruments & Components	10,361,276	—	—	10,361,276
Energy Equipment & Services	2,637,994	—	—	2,637,994
Equity Real Estate Investment Trusts (REITS)	12,691,461	—	—	12,691,461
Food & Staples Retailing	9,861,892	—	—	9,861,892
Food Products	9,594,645	—	—	9,594,645
Gas Utilities	1,412,546	—	—	1,412,546
Health Care Equipment & Supplies	11,847,966	—	—	11,847,966
Health Care Providers & Services	25,581,187	—	—	25,581,187
Health Care Technology	1,353,156	—	—	1,353,156
Hotels, Restaurants & Leisure	14,684,312	—	—	14,684,312
Household Durables	9,486,446	—	—	9,486,446
Household Products	1,882,419	—	—	1,882,419
Independent Power Producers & Energy Traders	5,130,597	—	—	5,130,597
Industrial Conglomerates	1,459,054	—	—	1,459,054
Insurance	18,205,722	—	—	18,205,722
Internet & Catalog Retail	1,176,941	—	—	1,176,941
Internet Software & Services	6,076,740	—	—	6,076,740
IT Services	20,851,118	—	—	20,851,118
Leisure Equipment & Products	3,933,161	—	—	3,933,161
Life Sciences Tools & Services	4,859,720	—	—	4,859,720
Machinery	24,076,169	—	—	24,076,169
Marine	1,635,300	—	—	1,635,300
Media	8,640,332	—	—	8,640,332
Metals & Mining	20,067,535	—	—	20,067,535
Mortgage Real Estate Investment Trust (REITs)	1,836,265	—	—	1,836,265
Multi-Utilities	7,823,842	—	—	7,823,842
Multiline Retail	19,911,548	—	—	19,911,548
See accompanying notes to financial statements.
42

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Oil, Gas & Consumable Fuels	$ 40,015,187	$—	$—	$ 40,015,187
Paper & Forest Products	960,624	—	—	960,624
Personal Products	3,592,991	—	—	3,592,991
Pharmaceuticals	3,512,489	—	—	3,512,489
Professional Services	5,567,788	—	—	5,567,788
Real Estate Management & Development	5,511,429	—	—	5,511,429
Road & Rail	9,083,531	—	—	9,083,531
Semiconductors & Semiconductor Equipment	25,232,181	—	—	25,232,181
Software	20,632,143	—	—	20,632,143
Specialty Retail	31,145,350	—	—	31,145,350
Technology Hardware, Storage & Peripherals	8,920,560	—	—	8,920,560
Textiles, Apparel & Luxury Goods	16,388,726	—	—	16,388,726
Thrifts & Mortgage Finance	140,329	—	—	140,329
Tobacco	109,892	—	—	109,892
Trading Companies & Distributors	10,621,556	—	—	10,621,556
Water Utilities	775,796	—	—	775,796
Wireless Telecommunication Services	400,372	—	—	400,372
Short-Term Investments	2,335,852	—	—	2,335,852
TOTAL INVESTMENTS	$602,770,768	$—	$—	$602,770,768
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	13,473	$1,208,932	$ 188,047	$ 1,053,637	$82,663	$(26,463)	4,292	$ 399,542	$ 6,867	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	664,600	664,600	59,232,026	59,254,263	—	—	642,363	642,363	16,386	—
State Street Navigator Securities Lending Government Money Market Portfolio	291,833	291,833	36,985,137	35,583,481	—	—	1,693,489	1,693,489	17,245	—
Total		$2,165,365	$96,405,210	$95,891,381	$82,663	$(26,463)		$2,735,394	$40,498	$—
See accompanying notes to financial statements.
43

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
BWX Technologies, Inc.	9,448	$ 588,800
Curtiss-Wright Corp.	5,100	607,002
General Dynamics Corp.	9,000	1,677,690
Hexcel Corp.	11,090	736,154
Huntington Ingalls Industries, Inc.	7,908	1,714,375
L3 Technologies, Inc.	4,700	903,904
Spirit AeroSystems Holdings, Inc. Class A	8,451	726,026
Teledyne Technologies, Inc. (a)	1,972	392,546
Textron, Inc.	12,409	817,877
TransDigm Group, Inc. (a)	1,700	586,738
		8,751,112
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	20,842	1,743,642
Expeditors International of Washington, Inc.	27,304	1,995,922
		3,739,564
AIRLINES — 0.6%
Alaska Air Group, Inc.	15,100	911,889
JetBlue Airways Corp. (a)	30,264	574,411
Southwest Airlines Co.	27,200	1,383,936
		2,870,236
AUTO COMPONENTS — 1.2%
BorgWarner, Inc.	12,785	551,801
Gentex Corp.	50,619	1,165,249
Goodyear Tire & Rubber Co.	12,200	284,138
Lear Corp.	11,914	2,213,740
Visteon Corp.	10,229	1,321,996
		5,536,924
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	22,938	965,231
Thor Industries, Inc.	13,064	1,272,303
		2,237,534
BANKS — 0.5%
Associated Banc-Corp.	7,983	217,936
Bank of Hawaii Corp.	2,141	178,602
BankUnited, Inc.	13,466	550,086
Commerce Bancshares, Inc.	4,655	301,225
FNB Corp.	15,400	206,668
People's United Financial, Inc.	22,358	404,456
Synovus Financial Corp.	5,400	285,282
		2,144,255
BEVERAGES — 0.4%
Molson Coors Brewing Co. Class B	26,400	1,796,256
BUILDING PRODUCTS — 1.1%
Allegion PLC	9,188	710,784
AO Smith Corp.	14,640	865,956
Fortune Brands Home & Security, Inc.	18,096	971,574
Lennox International, Inc.	4,603	921,290
Masco Corp.	20,800	778,336
Security Description	Shares	Value
Owens Corning	14,537	$ 921,210
		5,169,150
CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	6,812	1,012,740
BGC Partners, Inc. Class A	59,200	670,144
Cboe Global Markets, Inc.	9,214	958,901
Eaton Vance Corp.	15,093	787,704
Evercore, Inc. Class A	8,500	896,325
FactSet Research Systems, Inc.	4,999	990,302
Franklin Resources, Inc.	53,142	1,703,201
Invesco, Ltd.	35,700	948,192
Lazard, Ltd. Class A	24,113	1,179,367
Legg Mason, Inc.	9,243	321,009
Morningstar, Inc.	4,124	528,903
MSCI, Inc.	6,812	1,126,909
Nasdaq, Inc.	11,200	1,022,224
SEI Investments Co.	20,015	1,251,338
T Rowe Price Group, Inc.	13,847	1,607,498
		15,004,757
CHEMICALS — 3.2%
Ashland Global Holdings, Inc.	2,855	223,204
Cabot Corp.	12,923	798,254
Celanese Corp. Series A	11,224	1,246,538
Eastman Chemical Co.	20,398	2,038,984
International Flavors & Fragrances, Inc.	11,816	1,464,711
LyondellBasell Industries NV Class A	15,300	1,680,705
NewMarket Corp.	1,604	648,818
PPG Industries, Inc.	26,055	2,702,685
RPM International, Inc.	21,073	1,228,977
Scotts Miracle-Gro Co. (b)	12,308	1,023,533
Valvoline, Inc.	17,627	380,215
WR Grace & Co.	12,800	938,368
		14,374,992
COMMERCIAL SERVICES & SUPPLIES — 1.7%
ADT, Inc. (b)	14,100	121,965
Clean Harbors, Inc. (a)	4,200	233,310
Copart, Inc. (a)	19,925	1,126,958
KAR Auction Services, Inc.	25,362	1,389,838
Republic Services, Inc.	19,626	1,341,633
Rollins, Inc.	9,418	495,198
Stericycle, Inc. (a)	3,612	235,828
Waste Management, Inc.	36,233	2,947,192
		7,891,922
COMMUNICATIONS EQUIPMENT — 1.6%
F5 Networks, Inc. (a)	10,239	1,765,715
Juniper Networks, Inc.	79,600	2,182,632
Motorola Solutions, Inc.	29,143	3,391,371
		7,339,718
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	6,600	217,998
Fluor Corp.	13,197	643,750
Jacobs Engineering Group, Inc.	15,108	959,207
Quanta Services, Inc. (a)	11,383	380,192

See accompanying notes to financial statements.
44

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Valmont Industries, Inc.	3,048	$ 459,486
		2,660,633
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,100	220,437
CONSUMER FINANCE — 0.3%
Discover Financial Services	20,080	1,413,833
CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	11,326	1,057,622
Ardagh Group SA	4,600	76,452
Avery Dennison Corp.	20,883	2,132,154
Ball Corp.	51,300	1,823,715
Bemis Co., Inc.	21,169	893,544
Berry Global Group, Inc. (a)	12,250	562,765
Crown Holdings, Inc. (a)	25,376	1,135,830
Graphic Packaging Holding Co.	48,742	707,246
International Paper Co.	25,778	1,342,518
Owens-Illinois, Inc. (a)	8,958	150,584
Packaging Corp. of America	7,745	865,814
Sealed Air Corp.	12,867	546,204
Silgan Holdings, Inc.	6,792	182,229
Sonoco Products Co.	13,607	714,368
WestRock Co.	9,800	558,796
		12,749,841
DISTRIBUTORS — 0.5%
Genuine Parts Co.	7,711	707,793
LKQ Corp. (a)	18,600	593,340
Pool Corp.	7,095	1,074,892
		2,376,025
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	6,298	645,671
Graham Holdings Co. Class B	1,254	734,969
Grand Canyon Education, Inc. (a)	4,800	535,728
H&R Block, Inc. (b)	19,517	444,597
Service Corp. International	37,355	1,336,936
		3,697,901
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Jefferies Financial Group, Inc.	69,509	1,580,635
ELECTRIC UTILITIES — 4.5%
Alliant Energy Corp.	26,582	1,124,950
American Electric Power Co., Inc.	20,880	1,445,940
Avangrid, Inc.	2,812	148,839
Edison International	30,701	1,942,452
Entergy Corp.	22,192	1,792,892
Evergy, Inc.	10,850	609,228
Eversource Energy	23,061	1,351,605
Exelon Corp.	34,786	1,481,884
FirstEnergy Corp.	25,392	911,827
Hawaiian Electric Industries, Inc.	21,138	725,033
OGE Energy Corp.	41,090	1,446,779
PG&E Corp.	42,810	1,821,994
Pinnacle West Capital Corp.	16,525	1,331,254
PPL Corp. (b)	52,675	1,503,871
Southern Co.	23,700	1,097,547
Security Description	Shares	Value
Xcel Energy, Inc.	37,827	$ 1,727,937
		20,464,032
ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	1,500	173,805
AMETEK, Inc.	13,615	982,459
Eaton Corp. PLC	20,900	1,562,066
Hubbell, Inc.	9,095	961,705
nVent Electric PLC (a)	24,300	609,930
Regal Beloit Corp.	5,493	449,327
Rockwell Automation, Inc.	6,836	1,136,348
Sensata Technologies Holding PLC (a)	13,536	644,043
		6,519,683
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	16,400	1,429,260
Arrow Electronics, Inc. (a)	8,117	611,048
CDW Corp.	38,427	3,104,517
Dolby Laboratories, Inc. Class A	9,614	593,088
FLIR Systems, Inc.	12,832	666,879
Jabil, Inc.	17,294	478,352
Littelfuse, Inc.	2,400	547,632
National Instruments Corp.	9,802	411,488
		7,842,264
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	5,500	229,625
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
Apple Hospitality REIT, Inc.	42,249	755,412
AvalonBay Communities, Inc. REIT	8,119	1,395,575
Brandywine Realty Trust REIT	18,700	315,656
Brixmor Property Group, Inc. REIT	46,230	805,789
Camden Property Trust REIT	5,476	499,028
Columbia Property Trust, Inc. REIT	11,200	254,352
CoreSite Realty Corp. REIT	2,100	232,722
Corporate Office Properties Trust REIT	5,800	168,142
CubeSmart REIT	11,402	367,372
Duke Realty Corp. REIT	21,842	634,073
Empire State Realty Trust, Inc. Class A REIT	9,008	154,037
EPR Properties REIT	16,979	1,100,069
Equity LifeStyle Properties, Inc. REIT	10,674	980,941
Extra Space Storage, Inc. REIT	10,774	1,075,353
Federal Realty Investment Trust REIT	5,417	685,521
Gaming and Leisure Properties, Inc. REIT	37,874	1,355,889
Highwoods Properties, Inc. REIT	15,960	809,651
Hospitality Properties Trust REIT	24,890	712,103
Host Hotels & Resorts, Inc. REIT	51,980	1,095,219
Kimco Realty Corp. REIT	35,192	597,912
Lamar Advertising Co. Class A REIT	27,112	1,852,021
Liberty Property Trust REIT	16,688	739,779
Life Storage, Inc. REIT	2,316	225,370
Medical Properties Trust, Inc. REIT	33,192	466,016
Mid-America Apartment Communities, Inc. REIT	6,400	644,288

See accompanying notes to financial statements.
45

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
National Retail Properties, Inc. REIT	12,146	$ 533,938
Outfront Media, Inc. REIT	18,777	365,213
Park Hotels & Resorts, Inc. REIT	27,900	854,577
Public Storage REIT	7,200	1,633,392
Rayonier, Inc. REIT	11,568	447,566
Retail Properties of America, Inc. Class A REIT	76,190	973,708
Senior Housing Properties Trust REIT	17,570	317,841
Weingarten Realty Investors REIT	41,479	1,277,968
WP Carey, Inc. REIT	11,911	790,295
		25,116,788
FOOD & STAPLES RETAILING — 2.0%
Casey's General Stores, Inc.	12,900	1,355,532
Kroger Co.	71,645	2,038,300
Sysco Corp.	45,737	3,123,380
US Foods Holding Corp. (a)	73,097	2,764,529
		9,281,741
FOOD PRODUCTS — 5.2%
Archer-Daniels-Midland Co.	39,500	1,810,285
Bunge, Ltd.	20,709	1,443,624
Campbell Soup Co. (b)	61,534	2,494,588
Conagra Brands, Inc.	40,200	1,436,346
Flowers Foods, Inc.	21,784	453,761
General Mills, Inc.	70,241	3,108,867
Hain Celestial Group, Inc. (a)	4,700	140,060
Hershey Co.	26,899	2,503,221
Hormel Foods Corp. (b)	35,542	1,322,518
Ingredion, Inc.	19,910	2,204,037
J.M. Smucker Co.	23,836	2,561,893
Kellogg Co. (b)	22,330	1,560,197
Lamb Weston Holdings, Inc.	26,466	1,813,186
Pinnacle Foods, Inc.	8,052	523,863
Seaboard Corp.	32	126,808
		23,503,254
GAS UTILITIES — 0.7%
Atmos Energy Corp.	8,484	764,748
National Fuel Gas Co.	13,675	724,228
UGI Corp.	27,924	1,454,002
		2,942,978
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Cantel Medical Corp.	2,300	226,228
Cooper Cos., Inc.	4,668	1,099,081
Hill-Rom Holdings, Inc.	4,781	417,573
ICU Medical, Inc. (a)	800	234,920
Masimo Corp. (a)	2,100	205,065
STERIS PLC	7,450	782,324
Varian Medical Systems, Inc. (a)	12,857	1,462,098
West Pharmaceutical Services, Inc.	12,535	1,244,600
		5,671,889
HEALTH CARE PROVIDERS & SERVICES — 5.2%
AmerisourceBergen Corp.	19,338	1,648,951
Chemed Corp.	2,500	804,525
Cigna Corp.	14,871	2,527,326
Security Description	Shares	Value
DaVita, Inc. (a)	9,867	$ 685,164
Encompass Health Corp.	11,400	772,008
Express Scripts Holding Co. (a)	32,433	2,504,152
HCA Healthcare, Inc.	13,600	1,395,360
Henry Schein, Inc. (a) (b)	35,129	2,551,771
Humana, Inc.	6,500	1,934,595
Laboratory Corp. of America Holdings (a)	7,591	1,362,812
McKesson Corp.	16,529	2,204,969
MEDNAX, Inc. (a)	17,491	757,011
Quest Diagnostics, Inc.	19,478	2,141,411
Universal Health Services, Inc. Class B	15,092	1,681,853
WellCare Health Plans, Inc. (a)	2,800	689,472
		23,661,380
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	45,227	2,704,122
HOTELS, RESTAURANTS & LEISURE — 3.0%
Aramark	52,137	1,934,283
Carnival Corp.	28,278	1,620,612
Choice Hotels International, Inc.	6,224	470,534
Darden Restaurants, Inc.	27,782	2,974,341
Domino's Pizza, Inc.	3,605	1,017,223
Dunkin' Brands Group, Inc.	5,009	345,972
Extended Stay America, Inc.	8,900	192,329
Hilton Grand Vacations, Inc. (a)	11,900	412,930
Hyatt Hotels Corp. Class A	6,773	522,537
Six Flags Entertainment Corp. (b)	12,821	898,111
Wyndham Destinations, Inc.	19,238	851,666
Wyndham Hotels & Resorts, Inc.	9,838	578,769
Yum! Brands, Inc.	24,194	1,892,455
		13,711,762
HOUSEHOLD DURABLES — 2.5%
D.R. Horton, Inc.	14,200	582,200
Garmin, Ltd.	27,869	1,700,009
Leggett & Platt, Inc.	42,287	1,887,692
Lennar Corp. Class B	600	25,614
Mohawk Industries, Inc. (a)	6,102	1,307,475
Newell Brands, Inc.	25,700	662,803
NVR, Inc. (a)	689	2,046,571
PulteGroup, Inc.	39,000	1,121,250
Toll Brothers, Inc.	26,400	976,536
Whirlpool Corp.	6,852	1,001,968
		11,312,118
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	23,902	1,270,630
Clorox Co.	22,626	3,060,167
Energizer Holdings, Inc.	3,600	226,656
Kimberly-Clark Corp.	31,108	3,276,917
Spectrum Brands Holdings, Inc. (b)	2,718	221,843
		8,056,213
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	40,354	541,147
Vistra Energy Corp. (a)	19,728	466,765
		1,007,912

See accompanying notes to financial statements.
46

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,856	$ 850,883
INSURANCE — 8.0%
Aflac, Inc.	36,831	1,584,470
Allstate Corp.	21,826	1,992,059
American Financial Group, Inc.	8,042	863,148
American National Insurance Co.	1,115	133,343
Aon PLC	11,625	1,594,601
Arch Capital Group, Ltd. (a)	46,989	1,243,329
Arthur J Gallagher & Co.	32,270	2,106,586
Assurant, Inc.	5,602	579,751
Assured Guaranty, Ltd.	23,234	830,151
Athene Holding, Ltd. Class A (a)	15,000	657,600
Brown & Brown, Inc.	40,728	1,129,387
Cincinnati Financial Corp.	18,690	1,249,613
CNA Financial Corp.	2,593	118,448
Erie Indemnity Co. Class A	8,539	1,001,283
Everest Re Group, Ltd.	5,566	1,282,852
First American Financial Corp.	26,785	1,385,320
FNF Group	70,991	2,670,681
Hanover Insurance Group, Inc.	5,827	696,676
Loews Corp.	24,243	1,170,452
Marsh & McLennan Cos., Inc.	40,184	3,293,882
Mercury General Corp.	6,532	297,598
Old Republic International Corp.	74,066	1,474,654
Progressive Corp.	42,941	2,539,960
Reinsurance Group of America, Inc.	8,270	1,103,880
Torchmark Corp.	36,665	2,984,898
Unum Group	17,427	644,625
White Mountains Insurance Group, Ltd.	1,100	997,271
WR Berkley Corp.	14,090	1,020,257
		36,646,775
INTERNET SOFTWARE & SERVICES — 0.3%
VeriSign, Inc. (a)	10,737	1,475,479
IT SERVICES — 3.4%
Alliance Data Systems Corp.	2,759	643,399
Amdocs, Ltd.	49,616	3,284,083
Booz Allen Hamilton Holding Corp.	14,925	652,670
Broadridge Financial Solutions, Inc.	12,629	1,453,598
Conduent, Inc. (a)	16,700	303,439
CoreLogic, Inc. (a)	5,465	283,634
Euronet Worldwide, Inc. (a)	2,700	226,179
Fiserv, Inc. (a)	16,314	1,208,704
Genpact, Ltd.	23,510	680,144
Jack Henry & Associates, Inc.	10,725	1,398,111
Leidos Holdings, Inc.	26,500	1,563,500
Paychex, Inc.	22,890	1,564,531
Sabre Corp.	21,889	539,345
Total System Services, Inc.	10,761	909,520
Western Union Co. (b)	40,832	830,115
		15,540,972
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	8,817	568,520
Hasbro, Inc.	21,219	1,958,726
Security Description	Shares	Value
Polaris Industries, Inc.	3,100	$ 378,758
		2,906,004
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	16,119	996,799
Bio-Techne Corp.	2,342	346,499
Bruker Corp.	5,300	153,912
Charles River Laboratories International, Inc. (a)	6,185	694,328
IQVIA Holdings, Inc. (a)	6,800	678,776
Mettler-Toledo International, Inc. (a)	2,040	1,180,405
PerkinElmer, Inc.	4,534	332,025
Waters Corp. (a)	6,991	1,353,388
		5,736,132
MACHINERY — 5.4%
AGCO Corp.	13,127	797,071
Allison Transmission Holdings, Inc.	29,354	1,188,544
Crane Co.	7,803	625,254
Cummins, Inc.	19,173	2,550,009
Donaldson Co., Inc.	21,793	983,300
Dover Corp.	18,000	1,317,600
Graco, Inc.	23,120	1,045,486
IDEX Corp.	7,974	1,088,292
Ingersoll-Rand PLC	26,227	2,353,349
ITT, Inc.	10,550	551,449
Lincoln Electric Holdings, Inc.	7,091	622,306
Oshkosh Corp.	2,700	189,864
PACCAR, Inc.	33,000	2,044,680
Pentair PLC	25,700	1,081,456
Snap-on, Inc.	15,870	2,550,626
Stanley Black & Decker, Inc.	12,593	1,672,476
Timken Co.	4,973	216,574
Toro Co.	32,823	1,977,586
WABCO Holdings, Inc. (a)	7,640	894,033
Xylem, Inc.	11,700	788,346
		24,538,301
MARINE — 0.1%
Kirby Corp. (a)	5,742	480,031
MEDIA — 3.2%
AMC Networks, Inc. Class A (a) (b)	5,012	311,746
Cable One, Inc.	302	221,454
CBS Corp. Class B	25,200	1,416,744
Cinemark Holdings, Inc.	24,868	872,369
Discovery, Inc. Class A (a) (b)	8,025	220,688
Interpublic Group of Cos., Inc.	102,615	2,405,296
John Wiley & Sons, Inc. Class A	15,382	959,837
Liberty Broadband Corp. Class A (a)	3,400	257,176
Liberty Broadband Corp. Class C (a) (b)	15,771	1,194,180
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,532	294,267
Liberty Media Corp.-Liberty SiriusXM Class C (a)	12,901	585,189
Lions Gate Entertainment Corp. Class B	6,900	161,874
Live Nation Entertainment, Inc. (a)	14,437	701,205

See accompanying notes to financial statements.
47

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Madison Square Garden Co. Class A (a)	1,700	$ 527,323
News Corp. Class A	17,713	274,551
News Corp. Class B	5,086	80,613
Omnicom Group, Inc. (b)	55,953	4,267,535
		14,752,047
METALS & MINING — 0.4%
Nucor Corp.	16,400	1,025,000
Reliance Steel & Aluminum Co.	11,400	997,956
		2,022,956
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
AGNC Investment Corp. REIT	47,075	875,124
Annaly Capital Management, Inc. REIT	148,909	1,532,274
Chimera Investment Corp. REIT	59,201	1,082,194
MFA Financial, Inc. REIT	83,414	632,278
New Residential Investment Corp. REIT	38,078	665,984
Two Harbors Investment Corp. REIT (b)	37,586	593,859
		5,381,713
MULTI-UTILITIES — 3.8%
Ameren Corp.	28,520	1,735,442
CenterPoint Energy, Inc.	60,761	1,683,687
CMS Energy Corp.	31,223	1,476,224
Consolidated Edison, Inc.	42,061	3,279,917
DTE Energy Co.	19,712	2,042,755
MDU Resources Group, Inc.	33,979	974,518
NiSource, Inc.	20,419	536,611
Public Service Enterprise Group, Inc.	21,102	1,142,462
SCANA Corp.	16,660	641,743
Sempra Energy	13,100	1,521,041
Vectren Corp.	9,600	685,920
WEC Energy Group, Inc.	21,116	1,365,149
		17,085,469
MULTILINE RETAIL — 1.6%
Dollar General Corp.	28,087	2,769,378
Dollar Tree, Inc. (a)	15,459	1,314,015
Nordstrom, Inc. (b)	12,176	630,473
Target Corp.	36,436	2,773,509
		7,487,375
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	8,036	383,639
PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp.	4,293	526,536
Equifax, Inc.	12,755	1,595,778
ManpowerGroup, Inc.	3,722	320,315
Nielsen Holdings PLC	42,756	1,322,443
Robert Half International, Inc.	20,736	1,349,914
		5,114,986
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	31,248	1,491,780
Security Description	Shares	Value
Jones Lang LaSalle, Inc.	6,171	$ 1,024,324
Realogy Holdings Corp. (b)	16,305	371,754
		2,887,858
ROAD & RAIL — 1.2%
AMERCO	1,377	490,418
Genesee & Wyoming, Inc. Class A (a)	2,100	170,772
JB Hunt Transport Services, Inc.	13,913	1,691,125
Kansas City Southern	7,906	837,720
Landstar System, Inc.	8,638	943,270
Old Dominion Freight Line, Inc.	3,908	582,136
Ryder System, Inc.	6,163	442,873
Schneider National, Inc. Class B	12,800	352,128
		5,510,442
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Maxim Integrated Products, Inc.	25,718	1,508,618
MKS Instruments, Inc.	16,700	1,598,190
Teradyne, Inc.	40,977	1,559,995
Versum Materials, Inc.	13,670	507,841
Xilinx, Inc.	28,259	1,844,182
		7,018,826
SOFTWARE — 2.2%
ANSYS, Inc. (a)	10,795	1,880,273
Aspen Technology, Inc. (a)	9,100	843,934
CA, Inc.	67,704	2,413,648
CDK Global, Inc.	13,900	904,195
Citrix Systems, Inc. (a)	11,800	1,237,112
Fair Isaac Corp. (a)	3,000	579,960
Synopsys, Inc. (a)	27,057	2,315,267
		10,174,389
SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc.	3,474	471,422
AutoNation, Inc. (a)	5,398	262,235
AutoZone, Inc. (a)	4,557	3,057,428
L Brands, Inc.	10,256	378,241
Michaels Cos., Inc. (a)	6,776	129,896
O'Reilly Automotive, Inc. (a)	6,604	1,806,656
Ross Stores, Inc.	32,625	2,764,969
Tiffany & Co.	7,238	952,521
TJX Cos., Inc.	29,842	2,840,361
Tractor Supply Co.	18,892	1,445,049
Williams-Sonoma, Inc. (b)	17,782	1,091,459
		15,200,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Corp.	11,164	267,936
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	10,426	1,130,074
Hanesbrands, Inc.	25,900	570,318
Tapestry, Inc.	19,400	906,174
		2,606,566
THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	49,888	550,764

See accompanying notes to financial statements.
48

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	7,033	$ 295,175
Fastenal Co.	18,606	895,507
HD Supply Holdings, Inc. (a)	14,400	617,616
MSC Industrial Direct Co., Inc. Class A	6,083	516,142
W.W. Grainger, Inc.	2,397	739,235
Watsco, Inc. (b)	6,561	1,169,695
WESCO International, Inc. (a)	2,300	131,330
		4,364,700
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	6,032	254,550
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	13,191	1,126,248
Aqua America, Inc.	14,984	527,137
		1,653,385
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,698	265,919
United States Cellular Corp. (a)	676	25,039
		290,958
TOTAL COMMON STOCKS (Cost $403,045,249)		454,764,859
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	297,760	$ 297,760
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,184,264	2,184,264
TOTAL SHORT-TERM INVESTMENTS (Cost $2,482,024)		2,482,024
TOTAL INVESTMENTS — 100.3% (Cost $405,527,273)		457,246,883
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,549,152)
NET ASSETS — 100.0%		$ 455,697,731

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 8,751,112	$—	$—	$ 8,751,112
Air Freight & Logistics	3,739,564	—	—	3,739,564
Airlines	2,870,236	—	—	2,870,236
Auto Components	5,536,924	—	—	5,536,924
Automobiles	2,237,534	—	—	2,237,534
Banks	2,144,255	—	—	2,144,255
Beverages	1,796,256	—	—	1,796,256
Building Products	5,169,150	—	—	5,169,150
Capital Markets	15,004,757	—	—	15,004,757
Chemicals	14,374,992	—	—	14,374,992
Commercial Services & Supplies	7,891,922	—	—	7,891,922
Communications Equipment	7,339,718	—	—	7,339,718
Construction & Engineering	2,660,633	—	—	2,660,633
Construction Materials	220,437	—	—	220,437
Consumer Finance	1,413,833	—	—	1,413,833
Containers & Packaging	12,749,841	—	—	12,749,841
Distributors	2,376,025	—	—	2,376,025
Diversified Consumer Services	3,697,901	—	—	3,697,901
Diversified Financial Services	1,580,635	—	—	1,580,635
Electric Utilities	20,464,032	—	—	20,464,032
Electrical Equipment	6,519,683	—	—	6,519,683
Electronic Equipment, Instruments & Components	7,842,264	—	—	7,842,264
See accompanying notes to financial statements.
49

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Energy Equipment & Services	$ 229,625	$—	$—	$ 229,625
Equity Real Estate Investment Trusts (REITS)	25,116,788	—	—	25,116,788
Food & Staples Retailing	9,281,741	—	—	9,281,741
Food Products	23,503,254	—	—	23,503,254
Gas Utilities	2,942,978	—	—	2,942,978
Health Care Equipment & Supplies	5,671,889	—	—	5,671,889
Health Care Providers & Services	23,661,380	—	—	23,661,380
Health Care Technology	2,704,122	—	—	2,704,122
Hotels, Restaurants & Leisure	13,711,762	—	—	13,711,762
Household Durables	11,312,118	—	—	11,312,118
Household Products	8,056,213	—	—	8,056,213
Independent Power Producers & Energy Traders	1,007,912	—	—	1,007,912
Industrial Conglomerates	850,883	—	—	850,883
Insurance	36,646,775	—	—	36,646,775
Internet Software & Services	1,475,479	—	—	1,475,479
IT Services	15,540,972	—	—	15,540,972
Leisure Equipment & Products	2,906,004	—	—	2,906,004
Life Sciences Tools & Services	5,736,132	—	—	5,736,132
Machinery	24,538,301	—	—	24,538,301
Marine	480,031	—	—	480,031
Media	14,752,047	—	—	14,752,047
Metals & Mining	2,022,956	—	—	2,022,956
Mortgage Real Estate Investment Trust (REITs)	5,381,713	—	—	5,381,713
Multi-Utilities	17,085,469	—	—	17,085,469
Multiline Retail	7,487,375	—	—	7,487,375
Paper & Forest Products	383,639	—	—	383,639
Professional Services	5,114,986	—	—	5,114,986
Real Estate Management & Development	2,887,858	—	—	2,887,858
Road & Rail	5,510,442	—	—	5,510,442
Semiconductors & Semiconductor Equipment	7,018,826	—	—	7,018,826
Software	10,174,389	—	—	10,174,389
Specialty Retail	15,200,237	—	—	15,200,237
Technology Hardware, Storage & Peripherals	267,936	—	—	267,936
Textiles, Apparel & Luxury Goods	2,606,566	—	—	2,606,566
Thrifts & Mortgage Finance	550,764	—	—	550,764
Trading Companies & Distributors	4,364,700	—	—	4,364,700
Transportation Infrastructure	254,550	—	—	254,550
Water Utilities	1,653,385	—	—	1,653,385
Wireless Telecommunication Services	290,958	—	—	290,958
Short-Term Investments	2,482,024	—	—	2,482,024
TOTAL INVESTMENTS	$457,246,883	$—	$—	$457,246,883
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	372,776	$372,776	$45,419,136	$45,494,152	$—	$—	297,760	$ 297,760	$13,079	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	24,013,850	21,829,586	—	—	2,184,264	2,184,264	5,396	—
Total		$372,776	$69,432,986	$67,323,738	$—	$—		$2,482,024	$18,475	$—
See accompanying notes to financial statements.
50

SPDR S&P 500 BUYBACK ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
Boeing Co.	474	$ 159,032
Textron, Inc.	2,690	177,298
		336,330
AIR FREIGHT & LOGISTICS — 1.2%
Expeditors International of Washington, Inc.	2,470	180,557
AIRLINES — 3.7%
American Airlines Group, Inc. (a)	3,428	130,127
Delta Air Lines, Inc.	2,944	145,846
Southwest Airlines Co.	2,854	145,211
United Continental Holdings, Inc. (b)	2,361	164,633
		585,817
AUTO COMPONENTS — 0.8%
Goodyear Tire & Rubber Co.	5,653	131,658
AUTOMOBILES — 2.0%
General Motors Co.	4,022	158,467
Harley-Davidson, Inc.	3,724	156,706
		315,173
BANKS — 9.5%
Bank of America Corp.	5,224	147,264
BB&T Corp.	3,031	152,884
Citigroup, Inc.	2,212	148,027
Citizens Financial Group, Inc.	3,684	143,308
Comerica, Inc.	1,622	147,472
Fifth Third Bancorp	5,010	143,787
JPMorgan Chase & Co.	1,428	148,797
M&T Bank Corp.	860	146,329
Regions Financial Corp.	8,492	150,988
SunTrust Banks, Inc.	2,337	154,289
		1,483,145
CAPITAL MARKETS — 5.6%
Affiliated Managers Group, Inc.	930	138,263
Ameriprise Financial, Inc.	1,112	155,546
Bank of New York Mellon Corp.	3,034	163,624
Goldman Sachs Group, Inc.	616	135,871
Morgan Stanley	2,937	139,214
State Street Corp. (c)	1,578	146,896
		879,414
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	3,660	157,490
F5 Networks, Inc. (b)	1,008	173,829
Juniper Networks, Inc.	6,330	173,569
		504,888
CONSUMER FINANCE — 2.0%
Discover Financial Services	2,227	156,803
Synchrony Financial	4,615	154,049
		310,852
CONTAINERS & PACKAGING — 1.0%
Sealed Air Corp.	3,546	150,528
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	5,679	$ 156,229
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
SBA Communications Corp. REIT (b)	947	156,369
SL Green Realty Corp. REIT	1,640	164,869
		321,238
FOOD & STAPLES RETAILING — 3.3%
Kroger Co.	6,631	188,652
Sysco Corp.	2,602	177,690
Walgreens Boots Alliance, Inc.	2,443	146,617
		512,959
FOOD PRODUCTS — 1.0%
Conagra Brands, Inc.	4,276	152,781
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Intuitive Surgical, Inc. (b)	377	180,387
HEALTH CARE PROVIDERS & SERVICES — 7.3%
Aetna, Inc.	907	166,435
Anthem, Inc.	702	167,097
Cigna Corp.	917	155,844
CVS Health Corp.	2,459	158,237
Express Scripts Holding Co. (b)	2,175	167,932
HCA Healthcare, Inc.	1,620	166,212
Humana, Inc.	542	161,315
		1,143,072
HOTELS, RESTAURANTS & LEISURE — 2.8%
Marriott International, Inc. Class A	1,192	150,907
McDonald's Corp.	972	152,303
Yum! Brands, Inc.	1,823	142,595
		445,805
HOUSEHOLD DURABLES — 2.0%
PulteGroup, Inc.	5,371	154,416
Whirlpool Corp.	1,051	153,688
		308,104
INSURANCE — 7.9%
Aflac, Inc.	3,530	151,861
Allstate Corp.	1,630	148,770
American International Group, Inc.	2,931	155,402
Aon PLC	1,100	150,887
Assurant, Inc.	1,720	178,003
Hartford Financial Services Group, Inc.	3,042	155,537
Lincoln National Corp.	2,270	141,307
XL Group, Ltd.	2,831	158,394
		1,240,161
INTERNET SOFTWARE & SERVICES — 2.0%
eBay, Inc. (b)	3,938	142,792
VeriSign, Inc. (b)	1,287	176,859
		319,651

See accompanying notes to financial statements.
51

SPDR S&P 500 BUYBACK ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
IT SERVICES — 4.2%
Cognizant Technology Solutions Corp. Class A	1,926	$ 152,135
Fiserv, Inc. (b)	2,200	162,998
Visa, Inc. Class A	1,290	170,860
Western Union Co.	8,331	169,369
		655,362
LIFE SCIENCES TOOLS & SERVICES — 1.0%
IQVIA Holdings, Inc. (b)	1,596	159,313
MACHINERY — 1.1%
Ingersoll-Rand PLC	1,854	166,359
MEDIA — 4.3%
CBS Corp. Class B	3,112	174,957
Charter Communications, Inc. Class A (b)	510	149,537
Discovery, Inc. Class A (a) (b)	2,464	67,760
Discovery, Inc. Class C (b)	4,817	122,833
Walt Disney Co.	1,554	162,875
		677,962
OIL, GAS & CONSUMABLE FUELS — 3.1%
ConocoPhillips	2,420	168,480
Marathon Petroleum Corp.	2,112	148,178
Valero Energy Corp.	1,542	170,900
		487,558
PROFESSIONAL SERVICES — 1.1%
IHS Markit, Ltd. (b)	3,237	166,997
ROAD & RAIL — 2.2%
CSX Corp.	2,824	180,115
Union Pacific Corp.	1,162	164,632
		344,747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Applied Materials, Inc.	2,810	129,794
Lam Research Corp.	773	133,613
		263,407
SOFTWARE — 2.1%
Citrix Systems, Inc. (b)	1,655	173,510
Synopsys, Inc. (b)	1,860	159,160
		332,670
SPECIALTY RETAIL — 8.0%
AutoZone, Inc. (b)	259	173,771
Best Buy Co., Inc.	2,210	164,822
CarMax, Inc. (a) (b)	2,547	185,600
Foot Locker, Inc.	3,476	183,011
Home Depot, Inc.	909	177,346
Lowe's Cos., Inc.	1,823	174,224
Security Description	Shares	Value
O'Reilly Automotive, Inc. (b)	694	$ 189,858
		1,248,632
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.0%
Apple, Inc.	893	165,303
Hewlett Packard Enterprise Co.	8,944	130,672
HP, Inc.	7,225	163,935
NetApp, Inc.	2,332	183,132
Seagate Technology PLC	2,571	145,185
		788,227
TEXTILES, APPAREL & LUXURY GOODS — 4.5%
Hanesbrands, Inc. (a)	8,670	190,913
Michael Kors Holdings, Ltd. (b)	2,383	158,708
NIKE, Inc. Class B	2,340	186,451
VF Corp.	2,017	164,426
		700,498
TOTAL COMMON STOCKS (Cost $15,367,500)		15,650,481
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	14,565	14,565
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	18,983	18,983
TOTAL SHORT-TERM INVESTMENTS (Cost $33,548)		33,548
TOTAL INVESTMENTS — 100.1% (Cost $15,401,048)		15,684,029
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(10,703)
NET ASSETS — 100.0%		$ 15,673,326

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
52

SPDR S&P 500 BUYBACK ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 336,330	$—	$—	$ 336,330
Air Freight & Logistics	180,557	—	—	180,557
Airlines	585,817	—	—	585,817
Auto Components	131,658	—	—	131,658
Automobiles	315,173	—	—	315,173
Banks	1,483,145	—	—	1,483,145
Capital Markets	879,414	—	—	879,414
Communications Equipment	504,888	—	—	504,888
Consumer Finance	310,852	—	—	310,852
Containers & Packaging	150,528	—	—	150,528
Electronic Equipment, Instruments & Components	156,229	—	—	156,229
Equity Real Estate Investment Trusts (REITS)	321,238	—	—	321,238
Food & Staples Retailing	512,959	—	—	512,959
Food Products	152,781	—	—	152,781
Health Care Equipment & Supplies	180,387	—	—	180,387
Health Care Providers & Services	1,143,072	—	—	1,143,072
Hotels, Restaurants & Leisure	445,805	—	—	445,805
Household Durables	308,104	—	—	308,104
Insurance	1,240,161	—	—	1,240,161
Internet Software & Services	319,651	—	—	319,651
IT Services	655,362	—	—	655,362
Life Sciences Tools & Services	159,313	—	—	159,313
Machinery	166,359	—	—	166,359
Media	677,962	—	—	677,962
Oil, Gas & Consumable Fuels	487,558	—	—	487,558
Professional Services	166,997	—	—	166,997
Road & Rail	344,747	—	—	344,747
Semiconductors & Semiconductor Equipment	263,407	—	—	263,407
Software	332,670	—	—	332,670
Specialty Retail	1,248,632	—	—	1,248,632
Technology Hardware, Storage & Peripherals	788,227	—	—	788,227
Textiles, Apparel & Luxury Goods	700,498	—	—	700,498
Short-Term Investments	33,548	—	—	33,548
TOTAL INVESTMENTS	$15,684,029	$—	$—	$15,684,029
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,033	$ 92,691	$ 129,357	$ 73,264	$12,060	$(13,948)	1,578	$146,896	$2,198	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535	9,535	424,608	419,578	—	—	14,565	14,565	320	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	1,507,769	1,488,786	—	—	18,983	18,983	115	—
Total		$102,226	$2,061,734	$1,981,628	$12,060	$(13,948)		$180,444	$2,633	$—
See accompanying notes to financial statements.
53

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	32	$ 1,488
Aerojet Rocketdyne Holdings, Inc. (a)	53	1,563
Aerovironment, Inc. (a) (b)	16	1,143
Arconic, Inc.	211	3,589
Boeing Co.	194	65,089
Cubic Corp.	22	1,412
Curtiss-Wright Corp.	13	1,547
Engility Holdings, Inc. (a)	64	1,961
Esterline Technologies Corp. (a)	37	2,731
General Dynamics Corp.	110	20,505
Harris Corp.	28	4,047
Huntington Ingalls Industries, Inc.	21	4,553
KLX, Inc. (a)	24	1,726
L3 Technologies, Inc.	34	6,539
Lockheed Martin Corp.	99	29,247
Mercury Systems, Inc. (a)	32	1,218
Moog, Inc. Class A	24	1,871
National Presto Industries, Inc.	11	1,364
Northrop Grumman Corp.	41	12,616
Raytheon Co.	69	13,329
Rockwell Collins, Inc.	46	6,195
Teledyne Technologies, Inc. (a)	12	2,389
Textron, Inc.	111	7,316
TransDigm Group, Inc. (a)	8	2,761
Triumph Group, Inc. (b)	187	3,665
United Technologies Corp.	521	65,141
		265,005
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	52	3,729
C.H. Robinson Worldwide, Inc.	61	5,103
Expeditors International of Washington, Inc.	63	4,605
FedEx Corp.	141	32,016
Forward Air Corp.	16	945
Hub Group, Inc. Class A (a)	96	4,781
United Parcel Service, Inc. Class B	470	49,928
		101,107
AIRLINES — 1.1%
Alaska Air Group, Inc.	146	8,817
Allegiant Travel Co. (b)	16	2,223
American Airlines Group, Inc. (b)	986	37,429
Delta Air Lines, Inc.	764	37,848
Hawaiian Holdings, Inc.	59	2,121
JetBlue Airways Corp. (a)	749	14,216
SkyWest, Inc.	53	2,751
Southwest Airlines Co.	364	18,520
United Continental Holdings, Inc. (a)	557	38,840
		162,765
AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	331	5,150
Aptiv PLC	115	10,538
BorgWarner, Inc.	159	6,863
Cooper Tire & Rubber Co. (b)	112	2,946
Security Description	Shares	Value
Cooper-Standard Holdings, Inc. (a)	17	$ 2,221
Dana, Inc.	172	3,473
Delphi Technologies PLC	57	2,591
Dorman Products, Inc. (a)	30	2,049
Gentex Corp.	116	2,670
Goodyear Tire & Rubber Co.	567	13,205
LCI Industries	21	1,893
Standard Motor Products, Inc.	37	1,789
Superior Industries International, Inc.	43	770
		56,158
AUTOMOBILES — 1.5%
Ford Motor Co.	9,259	102,497
General Motors Co.	3,001	118,239
Harley-Davidson, Inc.	197	8,290
Thor Industries, Inc.	51	4,967
Winnebago Industries, Inc.	27	1,096
		235,089
BANKS — 7.8%
Associated Banc-Corp.	99	2,703
Banc of California, Inc.	120	2,346
BancorpSouth Bank	64	2,109
Bank of America Corp.	6,601	186,082
Bank of Hawaii Corp.	28	2,336
Bank of the Ozarks, Inc. (b)	81	3,648
Banner Corp.	35	2,105
BB&T Corp.	531	26,784
Boston Private Financial Holdings, Inc.	69	1,097
Brookline Bancorp, Inc.	75	1,395
Cathay General Bancorp	69	2,794
Chemical Financial Corp.	33	1,837
Citigroup, Inc.	2,379	159,203
Citizens Financial Group, Inc.	329	12,798
City Holding Co.	21	1,580
Columbia Banking System, Inc.	32	1,309
Comerica, Inc.	60	5,455
Commerce Bancshares, Inc.	41	2,653
Community Bank System, Inc. (b)	35	2,067
Cullen/Frost Bankers, Inc.	33	3,572
Customers Bancorp, Inc. (a)	82	2,327
CVB Financial Corp.	91	2,040
East West Bancorp, Inc.	49	3,195
Fifth Third Bancorp	466	13,374
First BanCorp (a)	407	3,114
First Commonwealth Financial Corp.	121	1,877
First Financial Bancorp	38	1,165
First Financial Bankshares, Inc. (b)	33	1,680
First Horizon National Corp.	182	3,247
First Midwest Bancorp, Inc.	74	1,885
FNB Corp.	203	2,724
Fulton Financial Corp.	191	3,151
Glacier Bancorp, Inc.	74	2,862
Hancock Whitney Corp.	42	1,959
Hanmi Financial Corp.	43	1,219
Home BancShares, Inc.	85	1,918
Hope Bancorp, Inc.	96	1,712
Huntington Bancshares, Inc.	548	8,088
Independent Bank Corp./MA	21	1,646

See accompanying notes to financial statements.
54

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
International Bancshares Corp.	72	$ 3,082
JPMorgan Chase & Co.	2,320	241,744
KeyCorp	637	12,447
LegacyTexas Financial Group, Inc.	27	1,054
M&T Bank Corp.	63	10,719
MB Financial, Inc.	59	2,755
NBT Bancorp, Inc.	48	1,831
OFG Bancorp	147	2,065
Old National Bancorp	141	2,623
PacWest Bancorp	85	4,201
People's United Financial, Inc.	379	6,856
Pinnacle Financial Partners, Inc.	35	2,147
PNC Financial Services Group, Inc.	329	44,448
Prosperity Bancshares, Inc.	48	3,281
Regions Financial Corp.	763	13,566
S&T Bancorp, Inc.	35	1,513
Signature Bank (a)	32	4,092
Simmons First National Corp. Class A	43	1,286
Sterling Bancorp	53	1,245
SunTrust Banks, Inc.	317	20,928
SVB Financial Group (a)	16	4,620
Synovus Financial Corp.	50	2,641
TCF Financial Corp.	96	2,364
Texas Capital Bancshares, Inc. (a)	27	2,470
Tompkins Financial Corp.	17	1,460
Trustmark Corp.	65	2,121
UMB Financial Corp.	35	2,668
Umpqua Holdings Corp.	167	3,773
United Bankshares, Inc. (b)	104	3,786
United Community Banks, Inc.	36	1,104
US Bancorp	1,236	61,825
Valley National Bancorp (b)	180	2,189
Webster Financial Corp.	40	2,548
Wells Fargo & Co.	4,091	226,805
Westamerica Bancorporation (b)	27	1,526
Wintrust Financial Corp.	24	2,089
Zions Bancorp	93	4,900
		1,193,828
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a) (b)	5	1,498
Brown-Forman Corp. Class B	128	6,273
Coca-Cola Co.	1,444	63,334
Constellation Brands, Inc. Class A	40	8,755
Molson Coors Brewing Co. Class B	173	11,771
Monster Beverage Corp. (a)	149	8,538
PepsiCo, Inc.	388	42,242
		142,411
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	421	39,006
Acorda Therapeutics, Inc. (a)	43	1,234
Alexion Pharmaceuticals, Inc. (a)	62	7,697
Amgen, Inc.	338	62,391
Biogen, Inc. (a)	84	24,380
Celgene Corp. (a)	196	15,566
Emergent BioSolutions, Inc. (a)	16	808
Gilead Sciences, Inc.	1,030	72,965
Incyte Corp. (a)	47	3,149
Security Description	Shares	Value
Momenta Pharmaceuticals, Inc. (a)	53	$ 1,084
Myriad Genetics, Inc. (a)	57	2,130
Regeneron Pharmaceuticals, Inc. (a)	27	9,315
Spectrum Pharmaceuticals, Inc. (a)	15	314
United Therapeutics Corp. (a)	44	4,979
Vertex Pharmaceuticals, Inc. (a)	33	5,609
		250,627
BUILDING PRODUCTS — 0.3%
AAON, Inc.	32	1,064
Allegion PLC	27	2,089
AO Smith Corp.	48	2,839
Apogee Enterprises, Inc.	48	2,312
Fortune Brands Home & Security, Inc.	78	4,188
Gibraltar Industries, Inc. (a)	43	1,612
Griffon Corp.	91	1,620
Johnson Controls International PLC	631	21,107
Lennox International, Inc.	12	2,402
Masco Corp.	117	4,378
Quanex Building Products Corp.	37	664
Simpson Manufacturing Co., Inc.	23	1,430
Universal Forest Products, Inc.	72	2,637
		48,342
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	29	4,311
Ameriprise Financial, Inc.	106	14,827
Bank of New York Mellon Corp.	800	43,144
BlackRock, Inc.	63	31,440
Cboe Global Markets, Inc.	21	2,185
Charles Schwab Corp.	205	10,476
CME Group, Inc.	169	27,702
Donnelley Financial Solutions, Inc. (a)	85	1,476
E*TRADE Financial Corp. (a)	112	6,850
Eaton Vance Corp.	44	2,296
Evercore, Inc. Class A	16	1,687
FactSet Research Systems, Inc.	10	1,981
Federated Investors, Inc. Class B	117	2,728
Financial Engines, Inc.	16	718
Franklin Resources, Inc.	754	24,166
Goldman Sachs Group, Inc.	239	52,716
Greenhill & Co., Inc. (b)	27	767
Interactive Brokers Group, Inc. Class A	20	1,288
Intercontinental Exchange, Inc.	176	12,945
Invesco, Ltd.	353	9,376
Investment Technology Group, Inc.	75	1,569
Janus Henderson Group PLC	123	3,780
Legg Mason, Inc.	144	5,001
MarketAxess Holdings, Inc.	7	1,385
Moody's Corp.	17	2,900
Morgan Stanley	1,272	60,293
MSCI, Inc.	9	1,489
Nasdaq, Inc.	73	6,663
Northern Trust Corp.	92	9,466
Piper Jaffray Cos.	15	1,153
Raymond James Financial, Inc.	56	5,004
S&P Global, Inc.	26	5,301
SEI Investments Co.	38	2,376
State Street Corp. (c)	190	17,687

See accompanying notes to financial statements.
55

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Stifel Financial Corp.	48	$ 2,508
T Rowe Price Group, Inc.	77	8,939
Waddell & Reed Financial, Inc. Class A (b)	207	3,720
		392,313
CHEMICALS — 1.7%
A Schulman, Inc.	39	1,735
AdvanSix, Inc. (a)	16	586
Air Products & Chemicals, Inc.	98	15,262
Albemarle Corp. (b)	51	4,811
American Vanguard Corp.	16	367
Ashland Global Holdings, Inc.	46	3,596
Balchem Corp.	11	1,080
Cabot Corp.	36	2,224
CF Industries Holdings, Inc.	158	7,015
Chemours Co.	63	2,795
DowDuPont, Inc.	939	61,899
Eastman Chemical Co.	83	8,297
Ecolab, Inc.	79	11,086
FMC Corp.	42	3,747
FutureFuel Corp.	139	1,947
Hawkins, Inc.	11	389
HB Fuller Co.	43	2,308
Ingevity Corp. (a)	16	1,294
Innophos Holdings, Inc.	37	1,761
Innospec, Inc.	16	1,225
International Flavors & Fragrances, Inc.	37	4,587
Koppers Holdings, Inc. (a)	27	1,035
Kraton Corp. (a)	30	1,384
LSB Industries, Inc. (a)	21	111
LyondellBasell Industries NV Class A	380	41,743
Minerals Technologies, Inc.	32	2,411
Mosaic Co.	398	11,164
NewMarket Corp.	5	2,022
Olin Corp.	117	3,360
PolyOne Corp.	48	2,075
PPG Industries, Inc.	99	10,269
Praxair, Inc.	119	18,820
Quaker Chemical Corp.	5	774
Rayonier Advanced Materials, Inc.	64	1,094
RPM International, Inc.	96	5,599
Scotts Miracle-Gro Co. (b)	39	3,243
Sensient Technologies Corp.	23	1,646
Sherwin-Williams Co.	26	10,597
Stepan Co.	21	1,638
Tredegar Corp.	37	869
		257,865
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	96	2,801
Brady Corp. Class A	43	1,658
Brink's Co.	27	2,153
Cintas Corp.	26	4,812
Clean Harbors, Inc. (a)	32	1,778
Copart, Inc. (a)	57	3,224
Deluxe Corp.	43	2,847
Essendant, Inc.	80	1,058
Healthcare Services Group, Inc. (b)	48	2,073
Security Description	Shares	Value
Herman Miller, Inc.	53	$ 1,797
HNI Corp.	59	2,195
Interface, Inc.	48	1,102
LSC Communications, Inc.	85	1,331
Matthews International Corp. Class A	32	1,881
Mobile Mini, Inc.	27	1,266
MSA Safety, Inc.	14	1,349
Pitney Bowes, Inc.	590	5,056
Republic Services, Inc.	168	11,484
Rollins, Inc.	31	1,630
RR Donnelley & Sons Co.	235	1,354
Stericycle, Inc. (a)	48	3,134
Tetra Tech, Inc.	26	1,521
UniFirst Corp.	12	2,123
Viad Corp.	26	1,410
Waste Management, Inc.	204	16,593
		77,630
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	43	639
ARRIS International PLC (a)	224	5,476
Ciena Corp. (a)	59	1,564
Cisco Systems, Inc.	1,866	80,294
Comtech Telecommunications Corp.	27	861
Digi International, Inc. (a)	32	422
F5 Networks, Inc. (a)	21	3,622
Harmonic, Inc. (a) (b)	112	476
InterDigital, Inc. (a)	27	2,184
Juniper Networks, Inc.	237	6,499
Lumentum Holdings, Inc. (a) (b)	20	1,158
Motorola Solutions, Inc.	40	4,655
NETGEAR, Inc. (a)	26	1,625
NetScout Systems, Inc. (a)	32	950
Plantronics, Inc.	12	915
ViaSat, Inc. (a) (b)	27	1,774
Viavi Solutions, Inc. (a)	160	1,638
		114,752
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	379	12,518
Aegion Corp. (a)	48	1,236
Comfort Systems USA, Inc.	28	1,282
Dycom Industries, Inc. (a)	21	1,985
EMCOR Group, Inc.	64	4,876
Fluor Corp.	166	8,098
Granite Construction, Inc.	43	2,393
Jacobs Engineering Group, Inc.	89	5,651
KBR, Inc.	221	3,960
Orion Group Holdings, Inc. (a)	43	355
Quanta Services, Inc. (a)	152	5,077
Valmont Industries, Inc.	21	3,166
		50,597
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	22	2,309
Martin Marietta Materials, Inc.	22	4,913
Vulcan Materials Co. (b)	31	4,001
		11,223

See accompanying notes to financial statements.
56

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CONSUMER FINANCE — 1.1%
American Express Co.	500	$ 49,000
Capital One Financial Corp.	560	51,464
Discover Financial Services	300	21,123
Encore Capital Group, Inc. (a)	29	1,061
Enova International, Inc. (a)	69	2,522
EZCORP, Inc. Class A (a) (b)	48	578
FirstCash, Inc.	13	1,168
Green Dot Corp. Class A (a)	21	1,541
Navient Corp.	626	8,157
PRA Group, Inc. (a) (b)	48	1,851
SLM Corp. (a)	240	2,748
Synchrony Financial	853	28,473
World Acceptance Corp. (a)	21	2,331
		172,017
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	30	2,801
Avery Dennison Corp.	45	4,595
Ball Corp.	189	6,719
Bemis Co., Inc.	91	3,841
Greif, Inc. Class A	69	3,649
International Paper Co.	329	17,134
Myers Industries, Inc.	37	710
Owens-Illinois, Inc. (a)	203	3,413
Packaging Corp. of America	52	5,813
Sealed Air Corp.	150	6,368
Silgan Holdings, Inc.	221	5,930
Sonoco Products Co.	78	4,095
WestRock Co.	206	11,746
		76,814
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	187	4,245
Genuine Parts Co.	107	9,822
LKQ Corp. (a)	178	5,678
Pool Corp.	12	1,818
		21,563
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	37	1,780
American Public Education, Inc. (a)	11	463
Capella Education Co.	16	1,579
Career Education Corp. (a)	41	663
Graham Holdings Co. Class B	6	3,517
H&R Block, Inc. (b)	191	4,351
Regis Corp. (a)	101	1,670
Service Corp. International	73	2,613
Sotheby's (a)	27	1,467
Strayer Education, Inc.	13	1,469
		19,572
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Berkshire Hathaway, Inc. Class B (a)	1,795	335,037
Jefferies Financial Group, Inc.	717	16,304
		351,341
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	8,631	277,141
Security Description	Shares	Value
ATN International, Inc.	27	$ 1,425
CenturyLink, Inc.	2,322	43,282
Cincinnati Bell, Inc. (a)	229	3,595
Frontier Communications Corp. (b)	314	1,683
Iridium Communications, Inc. (a)	170	2,737
Verizon Communications, Inc.	3,854	193,895
		523,758
ELECTRIC UTILITIES — 2.9%
ALLETE, Inc.	43	3,329
Alliant Energy Corp.	191	8,083
American Electric Power Co., Inc.	424	29,362
Duke Energy Corp.	830	65,636
Edison International	304	19,234
El Paso Electric Co.	39	2,305
Entergy Corp.	226	18,259
Evergy, Inc.	224	12,578
Eversource Energy	251	14,711
Exelon Corp.	1,142	48,649
FirstEnergy Corp.	531	19,068
Hawaiian Electric Industries, Inc.	155	5,317
IDACORP, Inc.	56	5,165
NextEra Energy, Inc.	239	39,920
OGE Energy Corp.	172	6,056
PG&E Corp.	1,222	52,008
Pinnacle West Capital Corp.	108	8,701
PNM Resources, Inc.	116	4,512
PPL Corp. (b)	827	23,611
Southern Co.	870	40,290
Xcel Energy, Inc.	407	18,592
		445,386
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc. (b)	11	1,275
AMETEK, Inc.	70	5,051
AZZ, Inc.	21	912
Eaton Corp. PLC	346	25,860
Emerson Electric Co.	312	21,572
Encore Wire Corp.	21	996
EnerSys	27	2,015
Hubbell, Inc.	28	2,961
nVent Electric PLC (a)	95	2,385
Powell Industries, Inc.	16	557
Regal Beloit Corp.	37	3,027
Rockwell Automation, Inc.	33	5,486
Vicor Corp. (a)	15	653
		72,750
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	69	6,013
Anixter International, Inc. (a)	91	5,760
Arrow Electronics, Inc. (a)	203	15,282
Avnet, Inc.	279	11,966
Badger Meter, Inc.	21	939
Bel Fuse, Inc. Class B	16	334
Belden, Inc. (b)	53	3,239
Benchmark Electronics, Inc.	87	2,536
Cognex Corp.	25	1,115

See accompanying notes to financial statements.
57

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Coherent, Inc. (a)	13	$ 2,034
Corning, Inc.	485	13,342
CTS Corp.	43	1,548
Daktronics, Inc.	53	451
Electro Scientific Industries, Inc. (a)	21	331
FARO Technologies, Inc. (a)	5	272
FLIR Systems, Inc.	51	2,651
II-VI, Inc. (a)	43	1,868
Insight Enterprises, Inc. (a)	72	3,523
IPG Photonics Corp. (a)	13	2,868
Itron, Inc. (a)	36	2,162
Jabil, Inc.	390	10,788
Keysight Technologies, Inc. (a)	57	3,365
Knowles Corp. (a)	85	1,301
Littelfuse, Inc.	6	1,369
Methode Electronics, Inc.	48	1,935
MTS Systems Corp.	11	579
National Instruments Corp.	40	1,679
OSI Systems, Inc. (a)	16	1,237
Park Electrochemical Corp.	16	371
Plexus Corp. (a)	39	2,322
Rogers Corp. (a)	10	1,115
Sanmina Corp. (a)	160	4,688
ScanSource, Inc. (a)	56	2,257
SYNNEX Corp.	63	6,080
TE Connectivity, Ltd.	122	10,987
Tech Data Corp. (a)	82	6,734
Trimble, Inc. (a)	87	2,857
TTM Technologies, Inc. (a)	145	2,556
VeriFone Systems, Inc. (a)	48	1,095
Vishay Intertechnology, Inc. (b)	92	2,135
Zebra Technologies Corp. Class A (a)	13	1,862
		145,546
ENERGY EQUIPMENT & SERVICES — 1.2%
Apergy Corp. (a)	13	543
Archrock, Inc.	272	3,264
Baker Hughes a GE Co.	156	5,153
Diamond Offshore Drilling, Inc. (a) (b)	221	4,610
Dril-Quip, Inc. (a) (b)	27	1,388
Ensco PLC Class A	887	6,440
Era Group, Inc. (a)	32	414
Exterran Corp. (a)	121	3,030
Geospace Technologies Corp. (a)	5	70
Gulf Island Fabrication, Inc.	16	144
Halliburton Co.	310	13,969
Helix Energy Solutions Group, Inc. (a)	414	3,449
Helmerich & Payne, Inc.	115	7,332
Matrix Service Co. (a)	37	679
McDermott International, Inc. (a) (b)	200	3,930
Nabors Industries, Ltd.	950	6,089
National Oilwell Varco, Inc.	306	13,280
Newpark Resources, Inc. (a)	107	1,161
Noble Corp. PLC (a) (b)	593	3,754
Oceaneering International, Inc.	240	6,110
Oil States International, Inc. (a)	64	2,054
Patterson-UTI Energy, Inc.	208	3,744
Pioneer Energy Services Corp. (a)	96	562
Security Description	Shares	Value
Rowan Cos. PLC Class A (a)	353	$ 5,726
Schlumberger, Ltd.	702	47,055
SEACOR Holdings, Inc. (a)	32	1,833
Superior Energy Services, Inc. (a)	461	4,490
TechnipFMC PLC	273	8,665
TETRA Technologies, Inc. (a)	112	498
Transocean, Ltd. (a) (b)	1,083	14,555
Unit Corp. (a)	127	3,246
US Silica Holdings, Inc. (b)	43	1,105
		178,342
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Acadia Realty Trust REIT	37	1,013
Agree Realty Corp. REIT	16	844
Alexander & Baldwin, Inc.	44	1,034
Alexandria Real Estate Equities, Inc. REIT (b)	28	3,533
American Assets Trust, Inc. REIT	53	2,029
American Campus Communities, Inc. REIT	96	4,117
American Tower Corp. REIT	75	10,813
Apartment Investment & Management Co. Class A REIT	85	3,596
AvalonBay Communities, Inc. REIT	66	11,345
Boston Properties, Inc. REIT	59	7,400
Camden Property Trust REIT	46	4,192
CareTrust REIT, Inc.	32	534
CBL & Associates Properties, Inc. REIT (b)	478	2,662
Cedar Realty Trust, Inc. REIT	107	505
Chesapeake Lodging Trust REIT	78	2,468
CoreCivic, Inc. REIT	255	6,092
CoreSite Realty Corp. REIT	11	1,219
Corporate Office Properties Trust REIT	75	2,174
Cousins Properties, Inc. REIT	192	1,860
Crown Castle International Corp. REIT	114	12,292
DCT Industrial Trust, Inc. REIT	33	2,202
DiamondRock Hospitality Co. REIT	171	2,100
Digital Realty Trust, Inc. REIT	76	8,480
Douglas Emmett, Inc. REIT	69	2,772
Duke Realty Corp. REIT	252	7,316
EastGroup Properties, Inc. REIT	21	2,007
EPR Properties REIT	43	2,786
Equinix, Inc. REIT	15	6,448
Equity Residential REIT	221	14,076
Essex Property Trust, Inc. REIT	27	6,455
Extra Space Storage, Inc. REIT	53	5,290
Federal Realty Investment Trust REIT	21	2,658
First Industrial Realty Trust, Inc. REIT	100	3,334
Four Corners Property Trust, Inc. REIT	64	1,576
Franklin Street Properties Corp. REIT	139	1,190
GEO Group, Inc. REIT	144	3,966
Getty Realty Corp. REIT	65	1,831
GGP, Inc. REIT	749	15,302
Global Net Lease, Inc. REIT (b)	137	2,799
Government Properties Income Trust REIT (b)	91	1,442
HCP, Inc. REIT	520	13,426
Healthcare Realty Trust, Inc. REIT	85	2,472
Hersha Hospitality Trust REIT	75	1,609

See accompanying notes to financial statements.
58

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	80	$ 4,058
Hospitality Properties Trust REIT	202	5,779
Host Hotels & Resorts, Inc. REIT	503	10,598
Iron Mountain, Inc. REIT	137	4,796
JBG SMITH Properties REIT	63	2,298
Kilroy Realty Corp. REIT	48	3,631
Kimco Realty Corp. REIT	256	4,349
Kite Realty Group Trust REIT	21	359
Lamar Advertising Co. Class A REIT	53	3,620
LaSalle Hotel Properties REIT	112	3,834
Lexington Realty Trust REIT	144	1,257
Liberty Property Trust REIT	87	3,857
Life Storage, Inc. REIT	27	2,627
LTC Properties, Inc. REIT	32	1,368
Macerich Co. REIT	128	7,274
Mack-Cali Realty Corp. REIT	101	2,048
Medical Properties Trust, Inc. REIT	378	5,307
Mid-America Apartment Communities, Inc. REIT	63	6,342
National Retail Properties, Inc. REIT	112	4,924
Omega Healthcare Investors, Inc. REIT	202	6,262
Pennsylvania Real Estate Investment Trust	69	758
PotlatchDeltic Corp. REIT	19	966
Prologis, Inc. REIT	185	12,153
PS Business Parks, Inc. REIT	17	2,185
Public Storage REIT	50	11,343
Quality Care Properties, Inc. REIT (a)	202	4,345
Rayonier, Inc. REIT	68	2,631
Realty Income Corp. REIT	147	7,907
Regency Centers Corp. REIT	80	4,966
Sabra Health Care REIT, Inc. (b)	48	1,043
Saul Centers, Inc. REIT	16	857
SBA Communications Corp. REIT (a)	16	2,642
Senior Housing Properties Trust REIT	510	9,226
Simon Property Group, Inc. REIT	153	26,039
SL Green Realty Corp. REIT	69	6,937
Tanger Factory Outlet Centers, Inc. REIT (b)	37	869
Taubman Centers, Inc. REIT	32	1,880
UDR, Inc. REIT	121	4,542
Uniti Group, Inc. REIT (a)	27	541
Universal Health Realty Income Trust REIT	16	1,024
Urban Edge Properties REIT	69	1,578
Urstadt Biddle Properties, Inc. Class A REIT	37	837
Ventas, Inc. REIT	337	19,192
Vornado Realty Trust REIT	101	7,466
Washington Prime Group, Inc. REIT (b)	435	3,528
Weingarten Realty Investors REIT	101	3,112
Welltower, Inc. REIT	263	16,487
Weyerhaeuser Co. REIT	353	12,870
		443,771
FOOD & STAPLES RETAILING — 3.8%
Andersons, Inc.	69	2,360
Casey's General Stores, Inc.	53	5,569
Costco Wholesale Corp.	307	64,157
Kroger Co.	1,923	54,709
SpartanNash Co.	107	2,731
Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a)	143	$ 3,156
SUPERVALU, Inc. (a) (b)	82	1,683
Sysco Corp.	380	25,950
United Natural Foods, Inc. (a)	159	6,783
Walmart, Inc.	3,422	293,094
Walgreens Boots Alliance, Inc.	2,017	121,050
		581,242
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	1,323	60,633
B&G Foods, Inc. (b)	48	1,435
Calavo Growers, Inc. (b)	11	1,058
Cal-Maine Foods, Inc. (a)	48	2,201
Campbell Soup Co. (b)	239	9,689
Conagra Brands, Inc.	204	7,289
Darling Ingredients, Inc. (a)	197	3,916
Dean Foods Co.	326	3,426
Flowers Foods, Inc.	139	2,895
General Mills, Inc.	469	20,758
Hain Celestial Group, Inc. (a)	64	1,907
Hershey Co.	80	7,445
Hormel Foods Corp. (b)	286	10,642
Ingredion, Inc.	54	5,978
J&J Snack Foods Corp.	13	1,982
J.M. Smucker Co.	77	8,276
Kellogg Co.	207	14,463
Kraft Heinz Co.	1,413	88,765
Lamb Weston Holdings, Inc.	33	2,261
Lancaster Colony Corp.	17	2,353
McCormick & Co., Inc.	49	5,688
Mondelez International, Inc. Class A	848	34,768
Post Holdings, Inc. (a) (b)	61	5,247
Sanderson Farms, Inc. (b)	27	2,839
Seneca Foods Corp. Class A (a)	21	567
Tootsie Roll Industries, Inc. (b)	37	1,142
TreeHouse Foods, Inc. (a)	114	5,986
Tyson Foods, Inc. Class A	375	25,819
		339,428
GAS UTILITIES — 0.3%
Atmos Energy Corp.	76	6,851
National Fuel Gas Co. (b)	96	5,084
New Jersey Resources Corp.	59	2,640
Northwest Natural Gas Co.	37	2,360
ONE Gas, Inc.	43	3,214
South Jersey Industries, Inc. (b)	64	2,142
Southwest Gas Holdings, Inc.	52	3,966
Spire, Inc.	43	3,038
UGI Corp.	128	6,665
WGL Holdings, Inc.	45	3,994
		39,954
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abaxis, Inc.	11	913
Abbott Laboratories	480	29,275
ABIOMED, Inc. (a)	4	1,636
Align Technology, Inc. (a)	8	2,737
Avanos Medical, Inc. (a)	36	2,061

See accompanying notes to financial statements.
59

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Baxter International, Inc.	213	$ 15,728
Becton Dickinson and Co.	61	14,613
Boston Scientific Corp. (a)	271	8,862
Cantel Medical Corp.	16	1,574
CONMED Corp.	14	1,025
Cooper Cos., Inc.	13	3,061
CryoLife, Inc. (a)	32	891
Danaher Corp.	249	24,571
DENTSPLY SIRONA, Inc.	112	4,902
Edwards Lifesciences Corp. (a)	41	5,968
Globus Medical, Inc. Class A (a)	27	1,363
Haemonetics Corp. (a)	21	1,883
Hill-Rom Holdings, Inc.	18	1,572
Hologic, Inc. (a)	181	7,195
ICU Medical, Inc. (a)	5	1,468
IDEXX Laboratories, Inc. (a)	11	2,397
Integer Holdings Corp. (a)	32	2,069
Integra LifeSciences Holdings Corp. (a)	20	1,288
Intuitive Surgical, Inc. (a)	19	9,091
Invacare Corp. (b)	69	1,283
LivaNova PLC (a)	16	1,597
Masimo Corp. (a)	21	2,051
Medtronic PLC	537	45,973
Meridian Bioscience, Inc.	32	509
Merit Medical Systems, Inc. (a)	23	1,178
Natus Medical, Inc. (a)	27	932
Neogen Corp. (a)	21	1,684
NuVasive, Inc. (a)	43	2,241
ResMed, Inc.	27	2,797
STERIS PLC	22	2,310
Stryker Corp.	63	10,638
Surmodics, Inc. (a)	11	607
Teleflex, Inc.	8	2,146
Varex Imaging Corp. (a)	16	594
Varian Medical Systems, Inc. (a)	25	2,843
West Pharmaceutical Services, Inc.	22	2,184
Zimmer Biomet Holdings, Inc.	69	7,689
		235,399
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Acadia Healthcare Co., Inc. (a) (b)	56	2,291
Aetna, Inc.	166	30,461
Amedisys, Inc. (a)	5	427
AmerisourceBergen Corp.	385	32,829
AMN Healthcare Services, Inc. (a) (b)	25	1,465
Anthem, Inc.	220	52,366
Cardinal Health, Inc.	735	35,890
Centene Corp. (a)	191	23,533
Chemed Corp.	4	1,287
Cigna Corp.	143	24,303
Community Health Systems, Inc. (a) (b)	424	1,408
CorVel Corp. (a)	21	1,134
Cross Country Healthcare, Inc. (a)	91	1,024
CVS Health Corp.	2,405	154,762
DaVita, Inc. (a)	158	10,971
Diplomat Pharmacy, Inc. (a) (b)	110	2,812
Encompass Health Corp.	43	2,912
Ensign Group, Inc.	53	1,898
Security Description	Shares	Value
Envision Healthcare Corp. (a)	123	$ 5,413
Express Scripts Holding Co. (a)	1,329	102,612
HCA Healthcare, Inc.	240	24,624
Henry Schein, Inc. (a) (b)	115	8,354
Humana, Inc.	109	32,442
Kindred Healthcare, Inc. (a)	171	1,539
Laboratory Corp. of America Holdings (a)	61	10,951
LHC Group, Inc. (a)	14	1,198
LifePoint Health, Inc. (a)	93	4,538
Magellan Health, Inc. (a)	29	2,782
McKesson Corp.	478	63,765
MEDNAX, Inc. (a)	85	3,679
Molina Healthcare, Inc. (a)	97	9,500
Owens & Minor, Inc. (b)	246	4,111
Patterson Cos., Inc. (b)	258	5,849
Providence Service Corp. (a)	17	1,335
Quest Diagnostics, Inc.	67	7,366
Quorum Health Corp. (a)	101	505
Select Medical Holdings Corp. (a)	131	2,378
Tenet Healthcare Corp. (a)	166	5,573
Tivity Health, Inc. (a) (b)	48	1,690
UnitedHealth Group, Inc.	476	116,782
Universal Health Services, Inc. Class B	63	7,021
WellCare Health Plans, Inc. (a)	33	8,126
		813,906
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	117	1,404
Cerner Corp. (a)	146	8,729
Computer Programs & Systems, Inc.	5	165
HMS Holdings Corp. (a)	37	800
Medidata Solutions, Inc. (a)	21	1,692
Omnicell, Inc. (a)	27	1,416
Quality Systems, Inc. (a)	21	409
		14,615
HOTELS, RESTAURANTS & LEISURE — 1.5%
Biglari Holdings, Inc. Class B (a)	1	183
BJ's Restaurants, Inc.	16	960
Boyd Gaming Corp.	58	2,010
Brinker International, Inc. (b)	105	4,998
Carnival Corp.	948	54,330
Cheesecake Factory, Inc. (b)	43	2,368
Chipotle Mexican Grill, Inc. (a)	8	3,451
Churchill Downs, Inc.	7	2,076
Cracker Barrel Old Country Store, Inc. (b)	21	3,280
Darden Restaurants, Inc.	83	8,886
Dine Brands Global, Inc. (b)	16	1,197
Domino's Pizza, Inc.	5	1,411
Dunkin' Brands Group, Inc.	31	2,141
Hilton Worldwide Holdings, Inc.	138	10,924
ILG, Inc.	64	2,114
International Speedway Corp. Class A	48	2,146
Jack in the Box, Inc.	27	2,298
Marriott International, Inc. Class A	70	8,862
Marriott Vacations Worldwide Corp. (b)	13	1,468
McDonald's Corp.	218	34,158
MGM Resorts International	288	8,361
Monarch Casino & Resort, Inc. (a)	16	705

See accompanying notes to financial statements.
60

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Norwegian Cruise Line Holdings, Ltd. (a)	141	$ 6,662
Papa John's International, Inc. (b)	32	1,623
Penn National Gaming, Inc. (a)	100	3,359
Red Robin Gourmet Burgers, Inc. (a) (b)	27	1,258
Royal Caribbean Cruises, Ltd.	117	12,121
Ruth's Hospitality Group, Inc.	43	1,206
Scientific Games Corp. Class A (a)	31	1,524
Six Flags Entertainment Corp. (b)	34	2,382
Starbucks Corp.	383	18,710
Texas Roadhouse, Inc.	24	1,572
Wendy's Co.	121	2,079
Wyndham Destinations, Inc.	63	2,789
Wyndham Hotels & Resorts, Inc.	63	3,706
Wynn Resorts, Ltd.	32	5,355
Yum! Brands, Inc.	98	7,666
		230,339
HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	213	8,733
Ethan Allen Interiors, Inc.	27	662
Garmin, Ltd.	135	8,235
Helen of Troy, Ltd. (a)	19	1,871
iRobot Corp. (a) (b)	21	1,591
KB Home	105	2,860
La-Z-Boy, Inc.	59	1,805
Leggett & Platt, Inc. (b)	101	4,509
Lennar Corp. Class A	114	5,985
Lennar Corp. Class B	1	43
M/I Homes, Inc. (a)	44	1,165
MDC Holdings, Inc.	122	3,754
Meritage Homes Corp. (a)	32	1,406
Mohawk Industries, Inc. (a)	50	10,714
Newell Brands, Inc. (b)	575	14,829
NVR, Inc. (a)	1	2,970
PulteGroup, Inc.	178	5,118
Tempur Sealy International, Inc. (a) (b)	43	2,066
Toll Brothers, Inc.	163	6,029
TopBuild Corp. (a)	21	1,645
TRI Pointe Group, Inc. (a) (b)	117	1,914
Tupperware Brands Corp.	53	2,186
Universal Electronics, Inc. (a) (b)	21	694
Whirlpool Corp.	76	11,113
William Lyon Homes Class A (a)	45	1,044
		102,941
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. Class A (a)	33	1,336
Church & Dwight Co., Inc.	75	3,987
Clorox Co.	46	6,221
Colgate-Palmolive Co.	242	15,684
Energizer Holdings, Inc. (b)	19	1,196
Kimberly-Clark Corp.	177	18,645
Procter & Gamble Co.	1,246	97,263
WD-40 Co. (b)	7	1,024
		145,356
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	1,599	21,443
Security Description	Shares	Value
NRG Energy, Inc.	180	$ 5,526
		26,969
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	200	39,344
Carlisle Cos., Inc.	37	4,008
General Electric Co.	6,877	93,596
Honeywell International, Inc.	302	43,503
Roper Technologies, Inc.	20	5,518
		185,969
INSURANCE — 5.0%
Aflac, Inc.	907	39,019
Alleghany Corp.	12	6,900
Allstate Corp.	436	39,794
American Equity Investment Life Holding Co.	183	6,588
American Financial Group, Inc.	87	9,338
American International Group, Inc.	1,062	56,307
AMERISAFE, Inc.	21	1,213
Aon PLC	68	9,328
Arthur J Gallagher & Co.	107	6,985
Aspen Insurance Holdings, Ltd.	93	3,785
Assurant, Inc.	121	12,522
Brighthouse Financial, Inc. (a)	227	9,096
Brown & Brown, Inc.	97	2,690
Chubb, Ltd.	369	46,870
Cincinnati Financial Corp.	139	9,294
CNO Financial Group, Inc.	396	7,540
eHealth, Inc. (a)	16	354
Employers Holdings, Inc.	43	1,729
Everest Re Group, Ltd.	38	8,758
First American Financial Corp.	117	6,051
Genworth Financial, Inc. Class A (a)	1,013	4,558
Hanover Insurance Group, Inc.	33	3,945
Hartford Financial Services Group, Inc.	287	14,674
HCI Group, Inc.	32	1,330
Horace Mann Educators Corp.	61	2,721
Infinity Property & Casualty Corp.	17	2,420
Kemper Corp.	33	2,496
Lincoln National Corp.	263	16,372
Loews Corp.	630	30,416
Maiden Holdings, Ltd.	239	1,852
Marsh & McLennan Cos., Inc.	180	14,755
Mercury General Corp.	117	5,331
MetLife, Inc.	2,405	104,858
Navigators Group, Inc.	36	2,052
Old Republic International Corp.	276	5,495
Primerica, Inc.	19	1,892
Principal Financial Group, Inc.	664	35,159
ProAssurance Corp.	53	1,879
Progressive Corp.	302	17,863
Prudential Financial, Inc.	993	92,855
Reinsurance Group of America, Inc.	160	21,357
RenaissanceRe Holdings, Ltd.	39	4,692
RLI Corp.	35	2,317
Safety Insurance Group, Inc.	22	1,879
Selective Insurance Group, Inc.	53	2,915
Stewart Information Services Corp.	53	2,283

See accompanying notes to financial statements.
61

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Torchmark Corp.	83	$ 6,757
Travelers Cos., Inc.	233	28,505
United Fire Group, Inc.	35	1,908
Universal Insurance Holdings, Inc.	32	1,123
Unum Group	262	9,691
Willis Towers Watson PLC	46	6,974
WR Berkley Corp.	98	7,096
XL Group, Ltd.	173	9,679
		754,260
INTERNET & CATALOG RETAIL — 1.3%
Amazon.com, Inc. (a)	80	135,984
Booking Holdings, Inc. (a)	13	26,352
Expedia Group, Inc.	60	7,211
FTD Cos., Inc. (a)	48	223
Netflix, Inc. (a)	53	20,746
Nutrisystem, Inc. (b)	43	1,655
PetMed Express, Inc. (b)	27	1,189
Shutterfly, Inc. (a)	18	1,621
TripAdvisor, Inc. (a)	32	1,783
		196,764
INTERNET SOFTWARE & SERVICES — 2.3%
Akamai Technologies, Inc. (a)	61	4,467
Alphabet, Inc. Class A (a)	83	93,723
Alphabet, Inc. Class C (a)	84	93,715
Blucora, Inc. (a)	37	1,369
Cars.com, Inc. (a)	79	2,243
DHI Group, Inc. (a)	45	106
eBay, Inc. (a)	543	19,689
Facebook, Inc. Class A (a)	657	127,668
j2 Global, Inc.	20	1,732
Liquidity Services, Inc. (a)	11	72
LivePerson, Inc. (a)	21	443
LogMeIn, Inc.	8	826
NIC, Inc.	96	1,493
QuinStreet, Inc. (a)	39	495
Stamps.com, Inc. (a)	5	1,265
VeriSign, Inc. (a)	23	3,161
XO Group, Inc. (a)	21	672
		353,139
IT SERVICES — 2.2%
Accenture PLC Class A	227	37,135
Acxiom Corp. (a)	65	1,947
Alliance Data Systems Corp.	33	7,696
Automatic Data Processing, Inc.	105	14,085
Broadridge Financial Solutions, Inc.	23	2,647
CACI International, Inc. Class A (a)	17	2,865
Cardtronics PLC Class A (a)	32	774
Cognizant Technology Solutions Corp. Class A	139	10,980
Convergys Corp.	123	3,006
CoreLogic, Inc. (a)	40	2,076
CSG Systems International, Inc.	43	1,757
DXC Technology Co.	78	6,288
Fidelity National Information Services, Inc.	100	10,603
Fiserv, Inc. (a)	97	7,187
Gartner, Inc. (a) (b)	17	2,259
Security Description	Shares	Value
Global Payments, Inc.	18	$ 2,007
International Business Machines Corp.	735	102,679
Jack Henry & Associates, Inc.	20	2,607
Leidos Holdings, Inc.	73	4,307
ManTech International Corp. Class A	39	2,092
Mastercard, Inc. Class A	110	21,617
MAXIMUS, Inc.	32	1,987
Paychex, Inc.	116	7,929
PayPal Holdings, Inc. (a)	256	21,317
Perficient, Inc. (a)	27	712
Perspecta, Inc.	51	1,048
Sabre Corp.	148	3,647
Science Applications International Corp.	30	2,428
Sykes Enterprises, Inc. (a)	64	1,842
Teradata Corp. (a)	64	2,570
Total System Services, Inc.	39	3,296
TTEC Holdings, Inc.	52	1,797
Virtusa Corp. (a)	21	1,022
Visa, Inc. Class A	214	28,344
Western Union Co. (b)	277	5,631
WEX, Inc. (a)	9	1,714
		331,898
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	43	2,773
Callaway Golf Co.	54	1,024
Hasbro, Inc.	56	5,169
Mattel, Inc. (b)	698	11,461
Polaris Industries, Inc.	30	3,666
Sturm Ruger & Co., Inc.	5	280
Vista Outdoor, Inc. (a)	187	2,897
		27,270
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	84	5,195
Bio-Rad Laboratories, Inc. Class A (a)	8	2,308
Bio-Techne Corp.	7	1,036
Cambrex Corp. (a)	32	1,674
Charles River Laboratories International, Inc. (a)	16	1,796
Illumina, Inc. (a)	25	6,982
IQVIA Holdings, Inc. (a)	62	6,189
Luminex Corp.	20	591
Mettler-Toledo International, Inc. (a)	8	4,629
PerkinElmer, Inc.	32	2,343
Thermo Fisher Scientific, Inc.	93	19,264
Waters Corp. (a)	19	3,678
		55,685
MACHINERY — 1.6%
Actuant Corp. Class A	53	1,556
AGCO Corp.	86	5,222
Albany International Corp. Class A	13	782
Astec Industries, Inc.	27	1,615
Barnes Group, Inc.	30	1,767
Briggs & Stratton Corp.	91	1,603
Caterpillar, Inc.	241	32,696
Chart Industries, Inc. (a)	23	1,419
CIRCOR International, Inc.	16	591

See accompanying notes to financial statements.
62

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Crane Co.	30	$ 2,404
Cummins, Inc.	106	14,098
Deere & Co.	123	17,195
Donaldson Co., Inc.	61	2,752
Dover Corp.	77	5,636
EnPro Industries, Inc.	27	1,889
ESCO Technologies, Inc.	21	1,212
Federal Signal Corp.	60	1,397
Flowserve Corp. (b)	85	3,434
Fortive Corp.	69	5,321
Franklin Electric Co., Inc.	35	1,579
Graco, Inc.	44	1,990
Greenbrier Cos., Inc. (b)	60	3,165
Harsco Corp. (a)	34	751
Hillenbrand, Inc.	30	1,415
IDEX Corp.	18	2,457
Illinois Tool Works, Inc.	103	14,270
Ingersoll-Rand PLC	128	11,485
ITT, Inc.	38	1,986
John Bean Technologies Corp.	8	711
Kennametal, Inc.	55	1,975
Lincoln Electric Holdings, Inc.	36	3,159
Lindsay Corp.	5	485
Lydall, Inc. (a)	27	1,179
Mueller Industries, Inc.	53	1,564
Nordson Corp.	24	3,082
Oshkosh Corp.	69	4,852
PACCAR, Inc.	279	17,287
Parker-Hannifin Corp.	53	8,260
Pentair PLC	127	5,344
Snap-on, Inc.	32	5,143
SPX Corp. (a)	39	1,367
SPX FLOW, Inc. (a)	64	2,801
Standex International Corp.	11	1,124
Stanley Black & Decker, Inc.	83	11,023
Tennant Co.	9	711
Terex Corp. (b)	62	2,616
Timken Co.	60	2,613
Titan International, Inc.	181	1,942
Toro Co.	41	2,470
Trinity Industries, Inc.	154	5,276
Wabash National Corp.	128	2,388
Wabtec Corp. (b)	30	2,957
Watts Water Technologies, Inc. Class A	19	1,490
Woodward, Inc.	35	2,690
Xylem, Inc.	35	2,358
		238,554
MARINE — 0.1%
Kirby Corp. (a)	45	3,762
Matson, Inc.	123	4,721
		8,483
MEDIA — 2.8%
AMC Networks, Inc. Class A (a) (b)	32	1,990
Cable One, Inc. (b)	3	2,200
CBS Corp. Class B	200	11,244
Charter Communications, Inc. Class A (a)	159	46,620
Cinemark Holdings, Inc.	112	3,929
Security Description	Shares	Value
Comcast Corp. Class A	3,636	$ 119,297
Discovery, Inc. Class A (a) (b)	173	4,757
Discovery, Inc. Class C (a)	284	7,242
DISH Network Corp. Class A (a)	542	18,217
EW Scripps Co. Class A	80	1,071
Gannett Co., Inc.	337	3,606
Interpublic Group of Cos., Inc.	282	6,610
John Wiley & Sons, Inc. Class A	33	2,059
Live Nation Entertainment, Inc. (a)	87	4,226
Marcus Corp.	48	1,560
Meredith Corp. (b)	64	3,264
New Media Investment Group, Inc.	136	2,513
New York Times Co. Class A (b)	33	855
News Corp. Class A	307	4,758
News Corp. Class B	152	2,409
Omnicom Group, Inc. (b)	208	15,864
Scholastic Corp.	90	3,988
TEGNA, Inc.	647	7,020
Twenty-First Century Fox, Inc. Class A	606	30,112
Twenty-First Century Fox, Inc. Class B	217	10,692
Viacom, Inc. Class B	835	25,184
Walt Disney Co.	855	89,613
		430,900
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	928	4,028
Allegheny Technologies, Inc. (a) (b)	74	1,859
Carpenter Technology Corp.	37	1,945
Century Aluminum Co. (a)	79	1,244
Commercial Metals Co.	137	2,892
Compass Minerals International, Inc. (b)	27	1,775
Freeport-McMoRan, Inc.	845	14,585
Haynes International, Inc.	11	404
Kaiser Aluminum Corp.	15	1,562
Materion Corp.	20	1,083
Newmont Mining Corp.	194	7,316
Nucor Corp.	216	13,500
Olympic Steel, Inc.	27	551
Reliance Steel & Aluminum Co.	73	6,390
Royal Gold, Inc.	20	1,857
Steel Dynamics, Inc.	116	5,330
SunCoke Energy, Inc. (a)	85	1,139
TimkenSteel Corp. (a) (b)	68	1,112
United States Steel Corp. (b)	130	4,518
Worthington Industries, Inc.	85	3,567
		76,657
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	151	2,760
ARMOUR Residential REIT, Inc. (b)	116	2,646
Capstead Mortgage Corp. REIT	267	2,390
Invesco Mortgage Capital, Inc. REIT	352	5,597
PennyMac Mortgage Investment Trust REIT	192	3,646
		17,039

See accompanying notes to financial statements.
63

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
MULTI-UTILITIES — 1.3%
Ameren Corp.	225	$ 13,691
Avista Corp.	57	3,002
Black Hills Corp. (b)	69	4,223
CenterPoint Energy, Inc.	402	11,139
CMS Energy Corp.	193	9,125
Consolidated Edison, Inc.	267	20,821
Dominion Energy, Inc.	445	30,340
DTE Energy Co.	150	15,544
MDU Resources Group, Inc.	132	3,786
NiSource, Inc.	229	6,018
NorthWestern Corp.	59	3,378
Public Service Enterprise Group, Inc.	409	22,143
SCANA Corp.	337	12,981
Sempra Energy	180	20,900
Vectren Corp.	57	4,073
WEC Energy Group, Inc.	215	13,900
		195,064
MULTILINE RETAIL — 1.0%
Big Lots, Inc.	107	4,470
Dillard's, Inc. Class A (b)	40	3,780
Dollar General Corp.	125	12,325
Dollar Tree, Inc. (a)	126	10,710
Fred's, Inc. Class A (b)	64	146
JC Penney Co., Inc. (a) (b)	1,242	2,906
Kohl's Corp. (b)	398	29,014
Macy's, Inc.	725	27,137
Nordstrom, Inc. (b)	238	12,324
Target Corp.	631	48,032
		150,844
OIL, GAS & CONSUMABLE FUELS — 8.3%
Anadarko Petroleum Corp.	179	13,112
Andeavor	165	21,645
Apache Corp. (b)	356	16,643
Cabot Oil & Gas Corp.	171	4,070
Carrizo Oil & Gas, Inc. (a) (b)	59	1,643
Chesapeake Energy Corp. (a) (b)	1,905	9,982
Chevron Corp.	1,644	207,851
Cimarex Energy Co.	34	3,459
CNX Resources Corp. (a)	252	4,481
Concho Resources, Inc. (a) (b)	52	7,194
ConocoPhillips	797	55,487
CONSOL Energy, Inc. (a)	56	2,148
Denbury Resources, Inc. (a) (b)	814	3,915
Devon Energy Corp.	394	17,320
Dorian LPG, Ltd. (a)	5	38
Energen Corp. (a)	41	2,986
EOG Resources, Inc.	164	20,406
EQT Corp.	151	8,332
Exxon Mobil Corp.	3,949	326,701
Green Plains, Inc. (b)	107	1,958
Gulfport Energy Corp. (a)	451	5,669
Hess Corp. (b)	208	13,913
HollyFrontier Corp.	179	12,249
Kinder Morgan, Inc.	4,488	79,303
Marathon Oil Corp.	683	14,247
Marathon Petroleum Corp.	552	38,728
Security Description	Shares	Value
Murphy Oil Corp. (b)	330	$ 11,144
Newfield Exploration Co. (a)	187	5,657
Noble Energy, Inc.	339	11,960
Occidental Petroleum Corp.	522	43,681
ONEOK, Inc.	97	6,773
PBF Energy, Inc. Class A	228	9,560
PDC Energy, Inc. (a)	37	2,237
Phillips 66	993	111,524
Pioneer Natural Resources Co.	34	6,434
QEP Resources, Inc. (a)	563	6,902
Range Resources Corp. (b)	328	5,487
REX American Resources Corp. (a)	9	729
SM Energy Co. (b)	208	5,344
Southwestern Energy Co. (a)	1,359	7,203
Valero Energy Corp.	1,019	112,936
Williams Cos., Inc.	789	21,390
World Fuel Services Corp.	217	4,429
WPX Energy, Inc. (a)	174	3,137
		1,270,007
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	57	2,548
Clearwater Paper Corp. (a)	43	993
Domtar Corp.	149	7,113
KapStone Paper and Packaging Corp.	66	2,277
Louisiana-Pacific Corp.	72	1,960
Neenah, Inc.	21	1,782
PH Glatfelter Co.	80	1,567
Schweitzer-Mauduit International, Inc.	27	1,181
		19,421
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,398	2,265
Coty, Inc. Class A (b)	336	4,737
Edgewell Personal Care Co. (a) (b)	43	2,170
Estee Lauder Cos., Inc. Class A	68	9,703
Inter Parfums, Inc.	20	1,070
Medifast, Inc.	4	641
Nu Skin Enterprises, Inc. Class A	36	2,815
		23,401
PHARMACEUTICALS — 3.2%
Akorn, Inc. (a)	27	448
Allergan PLC	299	49,849
Amneal Pharmaceuticals, Inc. (a)	4	66
Bristol-Myers Squibb Co.	450	24,903
Catalent, Inc. (a)	61	2,555
Eli Lilly & Co.	354	30,207
Endo International PLC (a) (b)	500	4,715
Johnson & Johnson	1,085	131,654
Lannett Co., Inc. (a) (b)	69	938
Mallinckrodt PLC (a)	224	4,180
Medicines Co. (a) (b)	48	1,762
Merck & Co., Inc.	1,364	82,795
Mylan NV (a)	323	11,673
Nektar Therapeutics (a)	25	1,221
Perrigo Co. PLC	87	6,343
Pfizer, Inc.	3,364	122,046
Prestige Brands Holdings, Inc. (a) (b)	43	1,650

See accompanying notes to financial statements.
64

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Zoetis, Inc.	50	$ 4,259
		481,264
PROFESSIONAL SERVICES — 0.3%
ASGN, Inc. (a)	28	2,189
Dun & Bradstreet Corp.	17	2,085
Equifax, Inc.	29	3,628
Exponent, Inc.	19	918
Forrester Research, Inc.	11	462
FTI Consulting, Inc. (a)	33	1,996
Heidrick & Struggles International, Inc.	21	735
IHS Markit, Ltd. (a)	126	6,500
Insperity, Inc.	21	2,000
Kelly Services, Inc. Class A	80	1,796
Korn/Ferry International	22	1,363
ManpowerGroup, Inc.	78	6,713
Navigant Consulting, Inc. (a)	59	1,306
Nielsen Holdings PLC	340	10,516
Resources Connection, Inc.	37	625
Robert Half International, Inc.	53	3,450
TrueBlue, Inc. (a)	48	1,294
Verisk Analytics, Inc. (a)	37	3,983
WageWorks, Inc. (a)	27	1,350
		52,909
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	149	7,113
HFF, Inc. Class A	48	1,649
Jones Lang LaSalle, Inc.	26	4,316
		13,078
ROAD & RAIL — 0.9%
ArcBest Corp.	48	2,194
Avis Budget Group, Inc. (a)	145	4,713
CSX Corp.	347	22,132
Genesee & Wyoming, Inc. Class A (a)	44	3,578
Heartland Express, Inc.	48	890
JB Hunt Transport Services, Inc.	36	4,376
Kansas City Southern	42	4,450
Knight-Swift Transportation Holdings, Inc.	60	2,293
Landstar System, Inc.	12	1,310
Norfolk Southern Corp.	198	29,872
Old Dominion Freight Line, Inc.	20	2,979
Ryder System, Inc.	126	9,054
Saia, Inc. (a)	17	1,375
Union Pacific Corp.	308	43,637
Werner Enterprises, Inc.	71	2,666
		135,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Energy Industries, Inc. (a)	32	1,859
Advanced Micro Devices, Inc. (a) (b)	212	3,178
Analog Devices, Inc.	88	8,441
Applied Materials, Inc.	296	13,672
Broadcom, Inc.	114	27,661
Brooks Automation, Inc.	40	1,305
Cabot Microelectronics Corp.	7	753
CEVA, Inc. (a)	11	332
Security Description	Shares	Value
Cirrus Logic, Inc. (a)	48	$ 1,840
Cohu, Inc.	27	662
Cree, Inc. (a)	43	1,787
Cypress Semiconductor Corp. (b)	159	2,477
Diodes, Inc. (a)	43	1,482
DSP Group, Inc. (a)	32	398
First Solar, Inc. (a) (b)	88	4,634
Integrated Device Technology, Inc. (a)	32	1,020
Intel Corp. (a)	2,310	114,830
KLA-Tencor Corp.	37	3,794
Kopin Corp. (a) (b)	53	152
Kulicke & Soffa Industries, Inc.	53	1,262
Lam Research Corp.	45	7,778
Microchip Technology, Inc. (b)	46	4,184
Micron Technology, Inc. (a)	790	41,428
MKS Instruments, Inc.	24	2,297
Monolithic Power Systems, Inc.	7	936
Nanometrics, Inc. (a)	21	744
NVIDIA Corp.	74	17,531
Power Integrations, Inc.	16	1,169
Qorvo, Inc. (a)	54	4,329
QUALCOMM, Inc.	1,059	59,431
Rudolph Technologies, Inc. (a)	32	947
Semtech Corp. (a)	27	1,270
Silicon Laboratories, Inc. (a)	17	1,693
Skyworks Solutions, Inc.	55	5,316
Synaptics, Inc. (a) (b)	27	1,360
Teradyne, Inc.	61	2,322
Texas Instruments, Inc.	268	29,547
Veeco Instruments, Inc. (a)	63	898
Versum Materials, Inc.	29	1,077
Xilinx, Inc.	61	3,981
Xperi Corp.	53	853
		380,630
SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	64	1,579
Activision Blizzard, Inc.	78	5,953
Adobe Systems, Inc. (a)	98	23,893
Agilysys, Inc. (a)	27	418
ANSYS, Inc. (a)	16	2,787
Autodesk, Inc. (a)	25	3,277
Blackbaud, Inc.	10	1,024
Bottomline Technologies de, Inc. (a)	16	797
CA, Inc.	231	8,235
Cadence Design Systems, Inc. (a)	67	2,902
CDK Global, Inc.	35	2,277
Citrix Systems, Inc. (a)	39	4,089
CommVault Systems, Inc. (a)	16	1,054
Ebix, Inc. (b)	17	1,296
Electronic Arts, Inc. (a)	73	10,294
Fair Isaac Corp. (a)	5	967
Fortinet, Inc. (a)	28	1,748
Intuit, Inc.	25	5,108
Manhattan Associates, Inc. (a)	16	752
Microsoft Corp.	1,759	173,455
MicroStrategy, Inc. Class A (a)	5	639
Monotype Imaging Holdings, Inc.	27	548

See accompanying notes to financial statements.
65

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
OneSpan, Inc. (a)	37	$ 727
Oracle Corp.	1,714	75,519
Progress Software Corp.	16	621
PTC, Inc. (a)	22	2,064
Red Hat, Inc. (a)	30	4,031
salesforce.com, Inc. (a)	73	9,957
Symantec Corp.	247	5,101
Synchronoss Technologies, Inc. (a)	4	25
Synopsys, Inc. (a)	50	4,278
Take-Two Interactive Software, Inc. (a)	20	2,367
TiVo Corp.	75	1,009
Tyler Technologies, Inc. (a)	10	2,221
		361,012
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	65	2,824
Abercrombie & Fitch Co. Class A	107	2,619
Advance Auto Parts, Inc.	44	5,971
American Eagle Outfitters, Inc.	124	2,883
Asbury Automotive Group, Inc. (a)	43	2,948
Ascena Retail Group, Inc. (a)	488	1,945
AutoNation, Inc. (a)	140	6,801
AutoZone, Inc. (a)	14	9,393
Barnes & Noble Education, Inc. (a)	69	389
Barnes & Noble, Inc.	112	711
Bed Bath & Beyond, Inc. (b)	336	6,695
Best Buy Co., Inc.	305	22,747
Big 5 Sporting Goods Corp. (b)	48	365
Buckle, Inc. (b)	37	995
Caleres, Inc.	53	1,823
CarMax, Inc. (a) (b)	104	7,578
Cato Corp. Class A	32	788
Chico's FAS, Inc.	139	1,131
Children's Place, Inc. (b)	11	1,329
Dick's Sporting Goods, Inc.	186	6,556
DSW, Inc. Class A	147	3,795
Express, Inc. (a)	197	1,802
Foot Locker, Inc.	120	6,318
Francesca's Holdings Corp. (a)	96	725
GameStop Corp. Class A (b)	242	3,526
Gap, Inc.	440	14,252
Genesco, Inc. (a)	65	2,580
Group 1 Automotive, Inc.	47	2,961
Guess?, Inc.	130	2,782
Haverty Furniture Cos., Inc.	37	799
Hibbett Sports, Inc. (a) (b)	16	366
Home Depot, Inc.	408	79,601
Kirkland's, Inc. (a)	21	244
L Brands, Inc.	582	21,464
Lithia Motors, Inc. Class A (b)	52	4,918
Lowe's Cos., Inc.	417	39,853
MarineMax, Inc. (a)	69	1,307
Michaels Cos., Inc. (a)	228	4,371
Monro, Inc. (b)	16	930
Murphy USA, Inc. (a)	71	5,275
Office Depot, Inc.	1,685	4,297
O'Reilly Automotive, Inc. (a)	26	7,113
Rent-A-Center, Inc.	187	2,753
Security Description	Shares	Value
RH (a)	13	$ 1,816
Ross Stores, Inc.	92	7,797
Sally Beauty Holdings, Inc. (a) (b)	191	3,062
Signet Jewelers, Ltd.	121	6,746
Sleep Number Corp. (a)	32	929
Sonic Automotive, Inc. Class A (b)	107	2,204
Tailored Brands, Inc. (b)	110	2,807
Tiffany & Co.	44	5,790
TJX Cos., Inc.	232	22,082
Tractor Supply Co.	60	4,589
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21	4,903
Urban Outfitters, Inc. (a)	59	2,628
Vitamin Shoppe, Inc. (a) (b)	21	146
Williams-Sonoma, Inc. (b)	78	4,788
Zumiez, Inc. (a) (b)	16	401
		369,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	1,820	336,900
Diebold Nixdorf, Inc. (b)	75	896
Electronics For Imaging, Inc. (a)	59	1,921
Hewlett Packard Enterprise Co.	1,807	26,400
HP, Inc.	1,943	44,087
NCR Corp. (a)	176	5,276
NetApp, Inc.	68	5,340
Seagate Technology PLC	195	11,012
Super Micro Computer, Inc. (a)	32	757
Western Digital Corp.	187	14,476
Xerox Corp.	506	12,144
		459,209
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	33	3,577
Crocs, Inc. (a)	64	1,127
Deckers Outdoor Corp. (a)	15	1,693
Fossil Group, Inc. (a)	101	2,714
G-III Apparel Group, Ltd. (a)	33	1,465
Hanesbrands, Inc. (b)	211	4,646
Michael Kors Holdings, Ltd. (a)	122	8,125
Movado Group, Inc.	21	1,014
NIKE, Inc. Class B	356	28,366
Oxford Industries, Inc.	11	913
Perry Ellis International, Inc. (a)	32	869
PVH Corp.	34	5,091
Ralph Lauren Corp.	57	7,166
Skechers U.S.A., Inc. Class A (a)	108	3,241
Steven Madden, Ltd.	37	1,965
Tapestry, Inc.	152	7,100
Under Armour, Inc. Class A (a) (b)	43	967
Under Armour, Inc. Class C (a) (b)	43	907
Unifi, Inc. (a)	20	634
VF Corp.	139	11,331
Wolverine World Wide, Inc.	53	1,843
		94,754
THRIFTS & MORTGAGE FINANCE — 0.1%
BofI Holding, Inc. (a) (b)	28	1,145

See accompanying notes to financial statements.
66

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Dime Community Bancshares, Inc.	48	$ 936
New York Community Bancorp, Inc. (b)	580	6,403
Northwest Bancshares, Inc. (b)	117	2,035
Oritani Financial Corp.	32	518
Provident Financial Services, Inc.	69	1,900
TrustCo Bank Corp. NY	133	1,184
Walker & Dunlop, Inc.	35	1,948
Washington Federal, Inc.	96	3,139
		19,208
TOBACCO — 0.7%
Altria Group, Inc.	960	54,518
Philip Morris International, Inc.	617	49,817
Universal Corp.	56	3,699
		108,034
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	19	1,333
DXP Enterprises, Inc. (a)	37	1,413
Fastenal Co.	73	3,513
GATX Corp.	38	2,821
Kaman Corp.	27	1,882
MSC Industrial Direct Co., Inc. Class A	32	2,715
NOW, Inc. (a) (b)	311	4,146
United Rentals, Inc. (a)	50	7,381
Veritiv Corp. (a)	11	438
W.W. Grainger, Inc.	25	7,710
Watsco, Inc. (b)	14	2,496
		35,848
WATER UTILITIES — 0.1%
American States Water Co.	35	2,001
American Water Works Co., Inc.	61	5,208
Aqua America, Inc.	88	3,096
		10,305
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	64	963
Security Description	Shares	Value
Telephone & Data Systems, Inc.	292	$ 8,007
		8,970
TOTAL COMMON STOCKS (Cost $15,605,078)		15,206,027
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	3,982	3,982
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	56,359	56,359
TOTAL SHORT-TERM INVESTMENTS (Cost $60,341)		60,341
TOTAL INVESTMENTS — 100.2% (Cost $15,665,419)		15,266,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(35,015)
NET ASSETS — 100.0%		$ 15,231,353

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 265,005	$—	$—	$ 265,005
Air Freight & Logistics	101,107	—	—	101,107
Airlines	162,765	—	—	162,765
Auto Components	56,158	—	—	56,158
Automobiles	235,089	—	—	235,089
Banks	1,193,828	—	—	1,193,828
Beverages	142,411	—	—	142,411
Biotechnology	250,627	—	—	250,627
Building Products	48,342	—	—	48,342
Capital Markets	392,313	—	—	392,313
Chemicals	257,865	—	—	257,865
See accompanying notes to financial statements.
67

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commercial Services & Supplies	$ 77,630	$—	$—	$ 77,630
Communications Equipment	114,752	—	—	114,752
Construction & Engineering	50,597	—	—	50,597
Construction Materials	11,223	—	—	11,223
Consumer Finance	172,017	—	—	172,017
Containers & Packaging	76,814	—	—	76,814
Distributors	21,563	—	—	21,563
Diversified Consumer Services	19,572	—	—	19,572
Diversified Financial Services	351,341	—	—	351,341
Diversified Telecommunication Services	523,758	—	—	523,758
Electric Utilities	445,386	—	—	445,386
Electrical Equipment	72,750	—	—	72,750
Electronic Equipment, Instruments & Components	145,546	—	—	145,546
Energy Equipment & Services	178,342	—	—	178,342
Equity Real Estate Investment Trusts (REITS)	443,771	—	—	443,771
Food & Staples Retailing	581,242	—	—	581,242
Food Products	339,428	—	—	339,428
Gas Utilities	39,954	—	—	39,954
Health Care Equipment & Supplies	235,399	—	—	235,399
Health Care Providers & Services	813,906	—	—	813,906
Health Care Technology	14,615	—	—	14,615
Hotels, Restaurants & Leisure	230,339	—	—	230,339
Household Durables	102,941	—	—	102,941
Household Products	145,356	—	—	145,356
Independent Power Producers & Energy Traders	26,969	—	—	26,969
Industrial Conglomerates	185,969	—	—	185,969
Insurance	754,260	—	—	754,260
Internet & Catalog Retail	196,764	—	—	196,764
Internet Software & Services	353,139	—	—	353,139
IT Services	331,898	—	—	331,898
Leisure Equipment & Products	27,270	—	—	27,270
Life Sciences Tools & Services	55,685	—	—	55,685
Machinery	238,554	—	—	238,554
Marine	8,483	—	—	8,483
Media	430,900	—	—	430,900
Metals & Mining	76,657	—	—	76,657
Mortgage Real Estate Investment Trust (REITs)	17,039	—	—	17,039
Multi-Utilities	195,064	—	—	195,064
Multiline Retail	150,844	—	—	150,844
Oil, Gas & Consumable Fuels	1,270,007	—	—	1,270,007
Paper & Forest Products	19,421	—	—	19,421
Personal Products	23,401	—	—	23,401
Pharmaceuticals	481,264	—	—	481,264
Professional Services	52,909	—	—	52,909
Real Estate Management & Development	13,078	—	—	13,078
Road & Rail	135,519	—	—	135,519
Semiconductors & Semiconductor Equipment	380,630	—	—	380,630
Software	361,012	—	—	361,012
Specialty Retail	369,211	—	—	369,211
Technology Hardware, Storage & Peripherals	459,209	—	—	459,209
Textiles, Apparel & Luxury Goods	94,754	—	—	94,754
Thrifts & Mortgage Finance	19,208	—	—	19,208
Tobacco	108,034	—	—	108,034
Trading Companies & Distributors	35,848	—	—	35,848
See accompanying notes to financial statements.
68

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Water Utilities	$ 10,305	$—	$—	$ 10,305
Wireless Telecommunication Services	8,970	—	—	8,970
Short-Term Investments	60,341	—	—	60,341
TOTAL INVESTMENTS	$15,266,368	$—	$—	$15,266,368
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	144	$12,921	$ 23,069	$ 19,013	$3,945	$(3,235)	190	$17,687	$ 322	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,542	35,542	623,846	655,406	—	—	3,982	3,982	405	—
State Street Navigator Securities Lending Government Money Market Portfolio	35,435	35,435	414,067	393,143	—	—	56,359	56,359	806	—
Total		$83,898	$1,060,982	$1,067,562	$3,945	$(3,235)		$78,028	$1,533	$—
See accompanying notes to financial statements.
69

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.8%
AAR Corp.	66	$ 3,068
Aerojet Rocketdyne Holdings, Inc. (a)	152	4,483
Aerovironment, Inc. (a) (b)	56	4,000
Arconic, Inc.	30	510
Axon Enterprise, Inc. (a)	144	9,098
Boeing Co.	1,234	414,019
Cubic Corp.	58	3,724
Curtiss-Wright Corp.	89	10,593
Engility Holdings, Inc. (a)	7	214
General Dynamics Corp.	303	56,482
Harris Corp.	242	34,979
Huntington Ingalls Industries, Inc.	85	18,427
KLX, Inc. (a)	102	7,334
L3 Technologies, Inc.	121	23,271
Lockheed Martin Corp.	416	122,899
Mercury Systems, Inc. (a)	124	4,719
Moog, Inc. Class A	64	4,989
Northrop Grumman Corp.	353	108,618
Raytheon Co.	581	112,238
Rockwell Collins, Inc.	279	37,576
Teledyne Technologies, Inc. (a)	68	13,536
Textron, Inc.	449	29,594
TransDigm Group, Inc. (a)	93	32,098
United Technologies Corp.	645	80,644
		1,137,113
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	32	2,295
C.H. Robinson Worldwide, Inc.	249	20,831
Expeditors International of Washington, Inc.	192	14,035
FedEx Corp.	412	93,549
Forward Air Corp.	15	886
Hub Group, Inc. Class A (a)	13	647
United Parcel Service, Inc. Class B	359	38,137
		170,380
AIRLINES — 0.4%
Alaska Air Group, Inc.	35	2,114
Allegiant Travel Co.	1	139
American Airlines Group, Inc. (b)	650	24,674
Delta Air Lines, Inc.	975	48,301
Hawaiian Holdings, Inc.	28	1,007
JetBlue Airways Corp. (a)	112	2,126
SkyWest, Inc.	108	5,605
Southwest Airlines Co.	339	17,248
United Continental Holdings, Inc. (a)	118	8,228
		109,442
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	20	311
Aptiv PLC	418	38,301
BorgWarner, Inc.	285	12,301
Cooper-Standard Holdings, Inc. (a)	16	2,091
Dana, Inc.	350	7,067
Delphi Technologies PLC	48	2,182
Security Description	Shares	Value
Dorman Products, Inc. (a)	17	$ 1,161
Fox Factory Holding Corp. (a)	46	2,141
Gentex Corp.	340	7,827
LCI Industries	37	3,336
Superior Industries International, Inc.	7	125
		76,843
AUTOMOBILES — 0.3%
Ford Motor Co.	2,036	22,539
General Motors Co.	1,127	44,404
Harley-Davidson, Inc.	14	589
Thor Industries, Inc.	88	8,570
Winnebago Industries, Inc.	79	3,207
		79,309
BANKS — 6.9%
Ameris Bancorp	54	2,881
Associated Banc-Corp.	44	1,201
Banc of California, Inc.	28	547
BancorpSouth Bank	41	1,351
Bank of America Corp.	16,893	476,214
Bank of the Ozarks, Inc.	92	4,144
BB&T Corp.	1,217	61,385
Brookline Bancorp, Inc.	29	539
Cathay General Bancorp	100	4,049
Chemical Financial Corp.	104	5,790
Citigroup, Inc.	3,095	207,117
Citizens Financial Group, Inc.	554	21,551
City Holding Co.	12	903
Columbia Banking System, Inc.	35	1,432
Comerica, Inc.	309	28,094
Commerce Bancshares, Inc.	137	8,865
Cullen/Frost Bankers, Inc.	77	8,334
CVB Financial Corp. (b)	48	1,076
East West Bancorp, Inc.	176	11,475
Fifth Third Bancorp	1,157	33,206
First Financial Bancorp	41	1,257
First Financial Bankshares, Inc. (b)	98	4,988
First Horizon National Corp.	193	3,443
Glacier Bancorp, Inc.	115	4,448
Hancock Whitney Corp.	70	3,266
Huntington Bancshares, Inc.	1,613	23,808
Independent Bank Corp./MA	26	2,038
International Bancshares Corp.	7	300
JPMorgan Chase & Co.	5,706	594,565
KeyCorp	879	17,176
LegacyTexas Financial Group, Inc.	50	1,951
M&T Bank Corp.	218	37,093
PacWest Bancorp	96	4,744
People's United Financial, Inc.	361	6,531
Pinnacle Financial Partners, Inc.	6	368
PNC Financial Services Group, Inc.	787	106,324
Prosperity Bancshares, Inc.	73	4,990
Regions Financial Corp.	2,158	38,369
S&T Bancorp, Inc.	16	692
ServisFirst Bancshares, Inc. (b)	61	2,546
Signature Bank (a)	41	5,243
Sterling Bancorp	91	2,139
SunTrust Banks, Inc.	741	48,921

See accompanying notes to financial statements.
70

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SVB Financial Group (a)	95	$ 27,432
Synovus Financial Corp.	174	9,192
TCF Financial Corp.	340	8,371
Texas Capital Bancshares, Inc. (a)	79	7,229
Tompkins Financial Corp.	14	1,202
Umpqua Holdings Corp.	368	8,313
United Community Banks, Inc.	30	920
US Bancorp	765	38,265
Valley National Bancorp (b)	300	3,648
Webster Financial Corp.	109	6,943
Wells Fargo & Co.	2,281	126,459
Wintrust Financial Corp.	103	8,966
Zions Bancorp	334	17,598
		2,059,892
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a)	19	5,694
Brown-Forman Corp. Class B	560	27,446
Coca-Cola Co.	2,434	106,755
Constellation Brands, Inc. Class A	301	65,880
MGP Ingredients, Inc.	31	2,753
Monster Beverage Corp. (a)	641	36,729
PepsiCo, Inc.	574	62,492
		307,749
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	3,065	283,972
Acorda Therapeutics, Inc. (a)	106	3,042
Alexion Pharmaceuticals, Inc. (a)	55	6,828
Amgen, Inc.	500	92,295
Biogen, Inc. (a)	111	32,217
Celgene Corp. (a)	53	4,209
Emergent BioSolutions, Inc. (a)	106	5,352
Enanta Pharmaceuticals, Inc. (a)	40	4,636
Gilead Sciences, Inc.	1,428	101,159
Ligand Pharmaceuticals, Inc. (a) (b)	56	11,602
MiMedx Group, Inc. (a) (b)	294	1,879
Momenta Pharmaceuticals, Inc. (a)	35	716
Myriad Genetics, Inc. (a)	158	5,904
Regeneron Pharmaceuticals, Inc. (a)	16	5,520
Repligen Corp. (a) (b)	15	706
Spectrum Pharmaceuticals, Inc. (a)	264	5,533
United Therapeutics Corp. (a)	19	2,150
Vertex Pharmaceuticals, Inc. (a)	487	82,771
		650,491
BUILDING PRODUCTS — 0.2%
AAON, Inc.	47	1,563
Allegion PLC	82	6,343
American Woodmark Corp. (a)	29	2,655
AO Smith Corp.	182	10,765
Apogee Enterprises, Inc.	23	1,108
Fortune Brands Home & Security, Inc.	53	2,846
Gibraltar Industries, Inc. (a)	23	862
Griffon Corp.	36	641
Johnson Controls International PLC	193	6,456
Lennox International, Inc.	56	11,208
Masco Corp.	269	10,066
Patrick Industries, Inc. (a)	34	1,933
Security Description	Shares	Value
Quanex Building Products Corp.	79	$ 1,418
Simpson Manufacturing Co., Inc.	59	3,669
Trex Co., Inc. (a)	118	7,386
Universal Forest Products, Inc.	6	220
		69,139
CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	72	10,704
Ameriprise Financial, Inc.	192	26,857
Bank of New York Mellon Corp.	884	47,674
BlackRock, Inc.	249	124,261
Cboe Global Markets, Inc.	220	22,895
Charles Schwab Corp.	2,290	117,019
CME Group, Inc.	689	112,941
E*TRADE Financial Corp. (a)	560	34,250
Eaton Vance Corp.	229	11,951
Evercore, Inc. Class A	69	7,276
FactSet Research Systems, Inc.	61	12,084
Federated Investors, Inc. Class B	185	4,314
Franklin Resources, Inc.	68	2,179
Goldman Sachs Group, Inc.	386	85,140
Interactive Brokers Group, Inc. Class A	188	12,109
Intercontinental Exchange, Inc.	887	65,239
Invesco, Ltd.	254	6,746
Investment Technology Group, Inc.	19	397
Janus Henderson Group PLC	212	6,515
Legg Mason, Inc.	100	3,473
MarketAxess Holdings, Inc.	42	8,310
Moody's Corp.	325	55,432
Morgan Stanley	2,284	108,262
MSCI, Inc.	179	29,612
Nasdaq, Inc.	207	18,893
Northern Trust Corp.	266	27,369
Piper Jaffray Cos.	29	2,229
Raymond James Financial, Inc.	181	16,172
S&P Global, Inc.	508	103,576
SEI Investments Co.	281	17,568
State Street Corp. (c)	530	49,338
Stifel Financial Corp.	103	5,382
T Rowe Price Group, Inc.	518	60,135
Virtus Investment Partners, Inc.	19	2,431
Waddell & Reed Financial, Inc. Class A	113	2,031
WisdomTree Investments, Inc.	8	73
		1,220,837
CHEMICALS — 1.6%
A Schulman, Inc.	36	1,602
AdvanSix, Inc. (a)	59	2,161
Air Products & Chemicals, Inc.	266	41,424
Albemarle Corp. (b)	23	2,170
American Vanguard Corp.	19	436
Ashland Global Holdings, Inc.	76	5,942
Balchem Corp.	23	2,257
Cabot Corp.	29	1,791
CF Industries Holdings, Inc.	453	20,113
Chemours Co.	257	11,401
DowDuPont, Inc.	1,475	97,232
Eastman Chemical Co.	285	28,489
Ecolab, Inc.	212	29,750

See accompanying notes to financial statements.
71

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
FMC Corp.	103	$ 9,189
HB Fuller Co.	18	966
Ingevity Corp. (a)	71	5,741
Innophos Holdings, Inc.	20	952
Innospec, Inc.	14	1,072
International Flavors & Fragrances, Inc.	49	6,074
Koppers Holdings, Inc. (a)	30	1,150
Kraton Corp. (a)	72	3,322
LyondellBasell Industries NV Class A	576	63,274
Olin Corp.	82	2,355
PolyOne Corp.	84	3,630
PPG Industries, Inc.	158	16,389
Praxair, Inc.	351	55,511
Quaker Chemical Corp.	9	1,394
Rayonier Advanced Materials, Inc.	128	2,188
RPM International, Inc.	23	1,341
Scotts Miracle-Gro Co. (b)	7	582
Sensient Technologies Corp.	35	2,504
Sherwin-Williams Co.	109	44,425
Stepan Co.	20	1,560
Tredegar Corp.	16	376
Valvoline, Inc.	163	3,516
		472,279
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	4	117
Brady Corp. Class A	49	1,889
Brink's Co.	82	6,540
Cintas Corp.	165	30,537
Copart, Inc. (a)	429	24,264
Deluxe Corp.	42	2,781
Healthcare Services Group, Inc. (b)	36	1,555
Herman Miller, Inc.	71	2,407
Interface, Inc.	73	1,675
Matthews International Corp. Class A	23	1,352
Mobile Mini, Inc.	116	5,440
MSA Safety, Inc.	40	3,854
Republic Services, Inc.	168	11,484
Rollins, Inc.	204	10,726
Tetra Tech, Inc.	51	2,984
UniFirst Corp.	23	4,069
US Ecology, Inc.	13	828
Viad Corp.	31	1,682
Waste Management, Inc.	498	40,507
		154,691
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	42	624
Black Box Corp.	7	14
CalAmp Corp. (a)	100	2,343
Ciena Corp. (a)	170	4,507
Cisco Systems, Inc.	8,425	362,528
F5 Networks, Inc. (a)	60	10,347
InterDigital, Inc. (a)	20	1,618
Juniper Networks, Inc.	24	658
Lumentum Holdings, Inc. (a)	127	7,354
Motorola Solutions, Inc.	238	27,696
NETGEAR, Inc. (a)	46	2,875
Security Description	Shares	Value
Plantronics, Inc.	41	$ 3,126
ViaSat, Inc. (a) (b)	35	2,300
Viavi Solutions, Inc. (a)	151	1,546
		427,536
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	50	1,651
Aegion Corp. (a)	26	670
Comfort Systems USA, Inc.	41	1,878
Dycom Industries, Inc. (a)	19	1,796
EMCOR Group, Inc.	62	4,723
Fluor Corp.	185	9,024
Granite Construction, Inc.	44	2,449
Jacobs Engineering Group, Inc.	86	5,460
KBR, Inc.	166	2,975
MYR Group, Inc. (a)	1	35
Orion Group Holdings, Inc. (a)	22	182
Quanta Services, Inc. (a)	113	3,774
Valmont Industries, Inc.	9	1,357
		35,974
CONSTRUCTION MATERIALS — 0.0% (d)
Eagle Materials, Inc.	42	4,409
Martin Marietta Materials, Inc.	22	4,913
Vulcan Materials Co. (b)	53	6,840
		16,162
CONSUMER FINANCE — 0.8%
American Express Co.	949	93,002
Capital One Financial Corp.	703	64,606
Discover Financial Services	424	29,854
FirstCash, Inc.	102	9,165
Green Dot Corp. Class A (a)	99	7,265
PRA Group, Inc. (a) (b)	12	462
SLM Corp. (a)	94	1,076
Synchrony Financial	1,107	36,952
		242,382
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	85	7,937
Avery Dennison Corp.	158	16,132
Ball Corp.	268	9,527
Greif, Inc. Class A	8	423
International Paper Co.	235	12,239
Myers Industries, Inc.	19	365
Owens-Illinois, Inc. (a)	102	1,715
Packaging Corp. of America	108	12,073
Sealed Air Corp.	43	1,825
Sonoco Products Co.	40	2,100
WestRock Co.	377	21,497
		85,833
DISTRIBUTORS — 0.1%
Genuine Parts Co.	76	6,976
LKQ Corp. (a)	447	14,259
Pool Corp.	62	9,393
		30,628
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	114	5,483

See accompanying notes to financial statements.
72

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Capella Education Co.	19	$ 1,875
Career Education Corp. (a)	199	3,218
H&R Block, Inc. (b)	183	4,169
Regis Corp. (a)	12	199
Service Corp. International	265	9,484
Sotheby's (a)	44	2,391
Strayer Education, Inc.	30	3,390
		30,209
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,781	519,074
Jefferies Financial Group, Inc.	65	1,478
		520,552
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	2,319	74,463
CenturyLink, Inc.	43	802
Cincinnati Bell, Inc. (a)	12	188
Cogent Communications Holdings, Inc.	37	1,976
Iridium Communications, Inc. (a)	63	1,014
Verizon Communications, Inc.	3,582	180,210
Vonage Holdings Corp. (a)	595	7,670
		266,323
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	54	4,180
Alliant Energy Corp.	209	8,845
American Electric Power Co., Inc.	313	21,675
Duke Energy Corp.	284	22,459
El Paso Electric Co.	21	1,241
Entergy Corp.	157	12,684
Evergy, Inc.	172	9,658
Eversource Energy	198	11,605
Exelon Corp.	1,135	48,351
FirstEnergy Corp.	596	21,402
Hawaiian Electric Industries, Inc.	130	4,459
IDACORP, Inc.	52	4,797
NextEra Energy, Inc.	736	122,934
OGE Energy Corp.	100	3,521
Pinnacle West Capital Corp.	54	4,350
PNM Resources, Inc.	70	2,723
PPL Corp. (b)	48	1,370
Southern Co.	292	13,523
Xcel Energy, Inc.	323	14,755
		334,532
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	1	116
AMETEK, Inc.	391	28,215
Eaton Corp. PLC	357	26,682
Emerson Electric Co.	771	53,307
Encore Wire Corp.	14	664
Hubbell, Inc.	56	5,921
nVent Electric PLC (a)	116	2,912
Rockwell Automation, Inc.	120	19,948
		137,765
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	410	$ 35,732
Arrow Electronics, Inc. (a)	65	4,893
Avnet, Inc.	125	5,361
Badger Meter, Inc.	29	1,296
Belden, Inc. (b)	36	2,200
Cognex Corp.	279	12,446
Coherent, Inc. (a)	5	782
Corning, Inc.	336	9,243
CTS Corp.	29	1,044
Daktronics, Inc.	14	119
Electro Scientific Industries, Inc. (a)	7	111
ePlus, Inc. (a)	12	1,129
FARO Technologies, Inc. (a)	20	1,087
FLIR Systems, Inc.	291	15,123
II-VI, Inc. (a)	115	4,997
IPG Photonics Corp. (a)	80	17,651
Itron, Inc. (a)	59	3,543
Jabil, Inc.	89	2,462
KEMET Corp. (a)	124	2,995
Keysight Technologies, Inc. (a)	373	22,018
Littelfuse, Inc.	51	11,637
MTS Systems Corp.	7	369
National Instruments Corp.	251	10,537
Plexus Corp. (a)	50	2,977
Rogers Corp. (a)	37	4,124
Sanmina Corp. (a)	41	1,201
SYNNEX Corp.	25	2,413
TE Connectivity, Ltd.	603	54,306
Tech Data Corp. (a)	7	575
Trimble, Inc. (a)	155	5,090
TTM Technologies, Inc. (a)	70	1,234
Vishay Intertechnology, Inc. (b)	221	5,127
Zebra Technologies Corp. Class A (a)	113	16,187
		260,009
ENERGY EQUIPMENT & SERVICES — 0.3%
Apergy Corp. (a)	170	7,098
CARBO Ceramics, Inc. (a)	26	238
Diamond Offshore Drilling, Inc. (a) (b)	6	125
Era Group, Inc. (a)	7	91
Exterran Corp. (a)	34	851
Geospace Technologies Corp. (a)	6	84
Gulf Island Fabrication, Inc.	7	63
Halliburton Co.	557	25,098
Helix Energy Solutions Group, Inc. (a)	8	67
Helmerich & Payne, Inc.	144	9,181
Matrix Service Co. (a)	7	129
National Oilwell Varco, Inc.	243	10,546
Newpark Resources, Inc. (a)	91	987
Pioneer Energy Services Corp. (a)	52	304
Rowan Cos. PLC Class A (a)	8	130
Schlumberger, Ltd.	400	26,812
SEACOR Holdings, Inc. (a)	7	401
Superior Energy Services, Inc. (a)	13	127
TechnipFMC PLC	214	6,792
TETRA Technologies, Inc. (a)	62	276
Transocean, Ltd. (a) (b)	30	403

See accompanying notes to financial statements.
73

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Unit Corp. (a)	42	$ 1,074
		90,877
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Agree Realty Corp. REIT	12	633
Alexander & Baldwin, Inc.	29	682
Alexandria Real Estate Equities, Inc. REIT	113	14,257
American Assets Trust, Inc. REIT	16	613
American Campus Communities, Inc. REIT	34	1,458
American Tower Corp. REIT	536	77,275
Apartment Investment & Management Co. Class A REIT	86	3,638
AvalonBay Communities, Inc. REIT	29	4,985
Boston Properties, Inc. REIT	96	12,040
Camden Property Trust REIT	59	5,377
CareTrust REIT, Inc.	26	434
Cedar Realty Trust, Inc. REIT	144	680
Chesapeake Lodging Trust REIT	144	4,556
CoreSite Realty Corp. REIT	26	2,881
Cousins Properties, Inc. REIT	320	3,101
Crown Castle International Corp. REIT	599	64,584
CyrusOne, Inc. REIT	47	2,743
DCT Industrial Trust, Inc. REIT	103	6,873
DiamondRock Hospitality Co. REIT	81	995
Digital Realty Trust, Inc. REIT	71	7,922
Douglas Emmett, Inc. REIT	106	4,259
Duke Realty Corp. REIT	186	5,400
Easterly Government Properties, Inc. REIT	48	948
EastGroup Properties, Inc. REIT	30	2,867
EPR Properties REIT	14	907
Equinix, Inc. REIT	41	17,625
Equity Residential REIT	179	11,401
Essex Property Trust, Inc. REIT	34	8,128
Extra Space Storage, Inc. REIT	182	18,165
Federal Realty Investment Trust REIT	6	759
First Industrial Realty Trust, Inc. REIT	108	3,601
Four Corners Property Trust, Inc. REIT	39	961
Getty Realty Corp. REIT	36	1,014
GGP, Inc. REIT	204	4,168
Government Properties Income Trust REIT (b)	7	111
Healthcare Realty Trust, Inc. REIT	22	640
Highwoods Properties, Inc. REIT	42	2,131
Hospitality Properties Trust REIT	9	257
Host Hotels & Resorts, Inc. REIT	643	13,548
Iron Mountain, Inc. REIT	170	5,952
JBG SMITH Properties REIT	101	3,683
Kilroy Realty Corp. REIT	41	3,101
Kimco Realty Corp. REIT	35	595
Kite Realty Group Trust REIT	22	376
Lamar Advertising Co. Class A REIT	24	1,639
LaSalle Hotel Properties REIT	96	3,286
Lexington Realty Trust REIT	121	1,056
Liberty Property Trust REIT	106	4,699
Life Storage, Inc. REIT	37	3,600
Macerich Co. REIT	8	455
Mack-Cali Realty Corp. REIT	64	1,298
Medical Properties Trust, Inc. REIT	274	3,847
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	48	$ 4,832
National Retail Properties, Inc. REIT	13	571
National Storage Affiliates Trust REIT	91	2,805
Pennsylvania Real Estate Investment Trust	6	66
PotlatchDeltic Corp. REIT	100	5,085
Prologis, Inc. REIT	709	46,574
PS Business Parks, Inc. REIT	10	1,285
Public Storage REIT	62	14,065
Quality Care Properties, Inc. REIT (a)	36	774
Rayonier, Inc. REIT	202	7,815
Realty Income Corp. REIT	115	6,186
Regency Centers Corp. REIT	35	2,173
Retail Opportunity Investments Corp. REIT (b)	77	1,475
Saul Centers, Inc. REIT	29	1,554
SBA Communications Corp. REIT (a)	220	36,326
Simon Property Group, Inc. REIT	125	21,274
SL Green Realty Corp. REIT	44	4,423
Summit Hotel Properties, Inc. REIT	34	487
Taubman Centers, Inc. REIT	14	823
UDR, Inc. REIT	131	4,918
Universal Health Realty Income Trust REIT	29	1,855
Urban Edge Properties REIT	34	778
Urstadt Biddle Properties, Inc. Class A REIT	36	815
Ventas, Inc. REIT	25	1,424
Washington Prime Group, Inc. REIT (b)	14	114
Weingarten Realty Investors REIT	29	893
Welltower, Inc. REIT	25	1,567
Weyerhaeuser Co. REIT	569	20,746
		537,907
FOOD & STAPLES RETAILING — 1.1%
Andersons, Inc.	12	410
Casey's General Stores, Inc.	13	1,366
Costco Wholesale Corp.	431	90,070
Kroger Co.	80	2,276
SpartanNash Co.	8	204
Sprouts Farmers Market, Inc. (a)	95	2,097
Sysco Corp.	560	38,243
United Natural Foods, Inc. (a)	5	213
Walmart, Inc.	2,090	179,009
Walgreens Boots Alliance, Inc.	59	3,541
		317,429
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	226	10,358
B&G Foods, Inc. (b)	28	837
Calavo Growers, Inc. (b)	50	4,808
Cal-Maine Foods, Inc. (a)	8	367
Conagra Brands, Inc.	198	7,075
Darling Ingredients, Inc. (a)	206	4,095
Flowers Foods, Inc.	204	4,249
General Mills, Inc.	40	1,770
Hain Celestial Group, Inc. (a)	23	685
Hershey Co.	47	4,374
Hormel Foods Corp. (b)	131	4,875
Ingredion, Inc.	52	5,756

See accompanying notes to financial statements.
74

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
J&J Snack Foods Corp.	19	$ 2,897
J.M. Smucker Co.	71	7,631
John B Sanfilippo & Son, Inc.	1	74
Kellogg Co.	59	4,122
Kraft Heinz Co.	49	3,078
Lamb Weston Holdings, Inc.	296	20,279
Lancaster Colony Corp.	7	969
McCormick & Co., Inc.	105	12,190
Mondelez International, Inc. Class A	426	17,466
Post Holdings, Inc. (a) (b)	13	1,118
Sanderson Farms, Inc.	16	1,682
Seneca Foods Corp. Class A (a)	22	594
Tootsie Roll Industries, Inc. (b)	22	679
Tyson Foods, Inc. Class A	361	24,855
		146,883
GAS UTILITIES — 0.1%
Atmos Energy Corp.	83	7,482
New Jersey Resources Corp.	20	895
Northwest Natural Gas Co.	12	766
ONE Gas, Inc.	25	1,868
South Jersey Industries, Inc. (b)	16	535
Southwest Gas Holdings, Inc.	28	2,136
Spire, Inc.	14	989
UGI Corp.	30	1,562
WGL Holdings, Inc.	40	3,550
		19,783
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abaxis, Inc.	43	3,569
Abbott Laboratories	3,546	216,271
ABIOMED, Inc. (a)	90	36,814
Align Technology, Inc. (a)	163	55,769
AngioDynamics, Inc. (a)	20	445
Avanos Medical, Inc. (a)	59	3,378
Baxter International, Inc.	596	44,009
Becton Dickinson and Co.	324	77,617
Boston Scientific Corp. (a)	826	27,010
Cantel Medical Corp.	65	6,393
CONMED Corp.	58	4,246
Cooper Cos., Inc.	59	13,892
CryoLife, Inc. (a)	65	1,810
Cutera, Inc. (a)	55	2,216
Danaher Corp.	817	80,622
DENTSPLY SIRONA, Inc.	16	700
Edwards Lifesciences Corp. (a)	342	49,785
Globus Medical, Inc. Class A (a)	156	7,872
Haemonetics Corp. (a)	116	10,403
Hill-Rom Holdings, Inc.	80	6,987
Hologic, Inc. (a)	19	755
ICU Medical, Inc. (a)	32	9,397
IDEXX Laboratories, Inc. (a)	90	19,615
Inogen, Inc. (a)	35	6,522
Integer Holdings Corp. (a)	61	3,944
Integra LifeSciences Holdings Corp. (a)	73	4,702
Intuitive Surgical, Inc. (a)	242	115,792
Lantheus Holdings, Inc. (a)	91	1,324
LivaNova PLC (a)	106	10,581
Security Description	Shares	Value
Masimo Corp. (a)	8	$ 781
Medtronic PLC	548	46,914
Meridian Bioscience, Inc.	36	572
Merit Medical Systems, Inc. (a)	130	6,656
Natus Medical, Inc. (a)	13	449
Neogen Corp. (a)	103	8,260
NuVasive, Inc. (a)	5	261
OraSure Technologies, Inc. (a)	194	3,195
ResMed, Inc.	294	30,453
STERIS PLC	142	14,911
Stryker Corp.	464	78,351
Surmodics, Inc. (a)	36	1,987
Teleflex, Inc.	71	19,043
Varex Imaging Corp. (a)	50	1,854
Varian Medical Systems, Inc. (a)	168	19,105
West Pharmaceutical Services, Inc.	36	3,574
Zimmer Biomet Holdings, Inc.	42	4,680
		1,063,486
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aetna, Inc.	548	100,558
Amedisys, Inc. (a)	28	2,393
AmerisourceBergen Corp.	134	11,426
AMN Healthcare Services, Inc. (a) (b)	120	7,032
Anthem, Inc.	398	94,736
BioTelemetry, Inc. (a)	14	630
Cardinal Health, Inc.	66	3,223
Centene Corp. (a)	419	51,625
Chemed Corp.	29	9,332
Cigna Corp.	183	31,101
CVS Health Corp.	71	4,569
DaVita, Inc. (a)	71	4,930
Encompass Health Corp.	181	12,257
Ensign Group, Inc.	122	4,370
Express Scripts Holding Co. (a)	552	42,620
HCA Healthcare, Inc.	344	35,294
HealthEquity, Inc. (a) (b)	88	6,609
Humana, Inc.	201	59,824
Laboratory Corp. of America Holdings (a)	106	19,030
LHC Group, Inc. (a)	11	941
Magellan Health, Inc. (a)	73	7,004
McKesson Corp.	128	17,075
Molina Healthcare, Inc. (a)	121	11,851
Quest Diagnostics, Inc.	62	6,816
Quorum Health Corp. (a)	6	30
Select Medical Holdings Corp. (a)	167	3,031
Tenet Healthcare Corp. (a)	208	6,983
Tivity Health, Inc. (a) (b)	58	2,042
UnitedHealth Group, Inc.	1,499	367,765
Universal Health Services, Inc. Class B	23	2,563
US Physical Therapy, Inc.	30	2,880
WellCare Health Plans, Inc. (a)	73	17,976
		948,516
HEALTH CARE TECHNOLOGY — 0.0% (d)
Allscripts Healthcare Solutions, Inc. (a)	113	1,356
Cerner Corp. (a)	66	3,946
Computer Programs & Systems, Inc.	7	230

See accompanying notes to financial statements.
75

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
HMS Holdings Corp. (a)	34	$ 735
Medidata Solutions, Inc. (a)	29	2,336
Omnicell, Inc. (a)	30	1,574
		10,177
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc.	1	60
Boyd Gaming Corp.	151	5,234
Carnival Corp.	352	20,173
Churchill Downs, Inc.	23	6,819
Cracker Barrel Old Country Store, Inc. (b)	15	2,343
Darden Restaurants, Inc.	77	8,244
Dine Brands Global, Inc. (b)	6	449
Domino's Pizza, Inc.	76	21,445
Dunkin' Brands Group, Inc. (b)	100	6,907
Hilton Worldwide Holdings, Inc.	502	39,738
ILG, Inc.	178	5,879
International Speedway Corp. Class A	43	1,922
Marriott International, Inc. Class A	600	75,960
Marriott Vacations Worldwide Corp. (b)	37	4,180
McDonald's Corp.	870	136,320
MGM Resorts International	608	17,650
Norwegian Cruise Line Holdings, Ltd. (a)	101	4,772
Penn National Gaming, Inc. (a)	232	7,793
Royal Caribbean Cruises, Ltd.	166	17,198
Ruth's Hospitality Group, Inc.	86	2,412
Scientific Games Corp. Class A (a)	124	6,095
Six Flags Entertainment Corp. (b)	71	4,974
Sonic Corp. (b)	23	792
Starbucks Corp.	589	28,773
Texas Roadhouse, Inc.	124	8,123
Wendy's Co.	371	6,374
Wingstop, Inc.	66	3,440
Wyndham Destinations, Inc.	187	8,278
Wyndham Hotels & Resorts, Inc.	187	11,001
Wynn Resorts, Ltd.	171	28,615
Yum! Brands, Inc.	573	44,820
		536,783
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	22	4,568
D.R. Horton, Inc.	655	26,855
Ethan Allen Interiors, Inc.	29	711
Garmin, Ltd.	161	9,821
Helen of Troy, Ltd. (a)	8	788
Installed Building Products, Inc. (a)	20	1,131
iRobot Corp. (a) (b)	17	1,288
KB Home	161	4,386
La-Z-Boy, Inc.	28	857
Leggett & Platt, Inc.	23	1,027
Lennar Corp. Class A	364	19,110
Lennar Corp. Class B	5	213
LGI Homes, Inc. (a) (b)	70	4,041
M/I Homes, Inc. (a)	58	1,536
MDC Holdings, Inc.	23	708
Meritage Homes Corp. (a)	51	2,241
Mohawk Industries, Inc. (a)	31	6,642
NVR, Inc. (a)	6	17,822
PulteGroup, Inc.	490	14,088
Security Description	Shares	Value
Tempur Sealy International, Inc. (a) (b)	23	$ 1,105
Toll Brothers, Inc.	204	7,546
TopBuild Corp. (a)	77	6,032
TRI Pointe Group, Inc. (a)	302	4,941
Tupperware Brands Corp.	42	1,732
Universal Electronics, Inc. (a) (b)	6	198
Whirlpool Corp.	5	731
William Lyon Homes Class A (a)	92	2,134
		142,252
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. Class A (a)	50	2,023
Church & Dwight Co., Inc.	186	9,888
Clorox Co.	80	10,820
Colgate-Palmolive Co.	454	29,424
Energizer Holdings, Inc. (b)	26	1,637
Kimberly-Clark Corp.	73	7,690
Procter & Gamble Co.	727	56,749
WD-40 Co. (b)	12	1,755
		119,986
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	504	6,759
NRG Energy, Inc.	635	19,494
		26,253
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	652	128,262
Carlisle Cos., Inc.	36	3,899
General Electric Co.	502	6,832
Honeywell International, Inc.	734	105,733
Raven Industries, Inc.	54	2,076
Roper Technologies, Inc.	168	46,353
		293,155
INSURANCE — 2.2%
Aflac, Inc.	1,118	48,096
Alleghany Corp.	8	4,600
Allstate Corp.	467	42,623
American Equity Investment Life Holding Co.	182	6,552
American Financial Group, Inc.	100	10,733
American International Group, Inc.	156	8,271
AMERISAFE, Inc.	36	2,079
Aon PLC	289	39,642
Arthur J Gallagher & Co.	305	19,910
Assurant, Inc.	37	3,829
Brighthouse Financial, Inc. (a)	7	281
Brown & Brown, Inc.	343	9,511
Chubb, Ltd.	228	28,961
Cincinnati Financial Corp.	134	8,959
CNO Financial Group, Inc.	200	3,808
eHealth, Inc. (a)	26	575
Employers Holdings, Inc.	25	1,005
Everest Re Group, Ltd.	26	5,992
First American Financial Corp.	226	11,689
Genworth Financial, Inc. Class A (a)	41	185
Hanover Insurance Group, Inc.	88	10,521
Hartford Financial Services Group, Inc.	310	15,850

See accompanying notes to financial statements.
76

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Horace Mann Educators Corp.	45	$ 2,007
Infinity Property & Casualty Corp.	7	996
Kemper Corp.	110	8,322
Lincoln National Corp.	225	14,006
Loews Corp.	197	9,511
Marsh & McLennan Cos., Inc.	470	38,526
Mercury General Corp.	26	1,185
MetLife, Inc.	646	28,166
Old Republic International Corp.	331	6,590
Primerica, Inc.	70	6,972
Principal Financial Group, Inc.	131	6,936
ProAssurance Corp.	48	1,702
Progressive Corp.	1,313	77,664
Prudential Financial, Inc.	218	20,385
Reinsurance Group of America, Inc.	101	13,481
RLI Corp.	47	3,111
Safety Insurance Group, Inc.	14	1,196
Selective Insurance Group, Inc.	91	5,005
Stewart Information Services Corp.	50	2,154
Torchmark Corp.	108	8,792
Travelers Cos., Inc.	329	40,250
United Fire Group, Inc.	6	327
Universal Insurance Holdings, Inc.	8	281
Unum Group	169	6,251
Willis Towers Watson PLC	160	24,256
WR Berkley Corp.	94	6,807
XL Group, Ltd.	493	27,583
		646,134
INTERNET & CATALOG RETAIL — 6.6%
Amazon.com, Inc. (a)	864	1,468,627
Booking Holdings, Inc. (a)	47	95,273
Expedia Group, Inc.	8	962
Netflix, Inc. (a)	980	383,601
Nutrisystem, Inc.	2	77
PetMed Express, Inc. (b)	85	3,744
Shutterfly, Inc. (a)	88	7,923
		1,960,207
INTERNET SOFTWARE & SERVICES — 3.9%
Akamai Technologies, Inc. (a)	207	15,159
Alarm.com Holdings, Inc. (a) (b)	72	2,907
Alphabet, Inc. Class A (a)	293	330,853
Alphabet, Inc. Class C (a)	333	371,511
Blucora, Inc. (a)	79	2,923
Cars.com, Inc. (a)	85	2,413
DHI Group, Inc. (a)	7	16
eBay, Inc. (a)	1,345	48,770
Facebook, Inc. Class A (a)	1,802	350,165
j2 Global, Inc.	28	2,425
LivePerson, Inc. (a)	65	1,371
LogMeIn, Inc.	38	3,923
QuinStreet, Inc. (a)	108	1,372
Stamps.com, Inc. (a)	37	9,363
VeriSign, Inc. (a)	173	23,774
XO Group, Inc. (a)	7	224
		1,167,169
Security Description	Shares	Value
IT SERVICES — 5.9%
Accenture PLC Class A	1,078	$ 176,350
Acxiom Corp. (a)	44	1,318
Alliance Data Systems Corp.	10	2,332
Automatic Data Processing, Inc.	433	58,083
Broadridge Financial Solutions, Inc.	250	28,775
CACI International, Inc. Class A (a)	49	8,259
Cardtronics PLC Class A (a)	5	121
Cognizant Technology Solutions Corp. Class A	1,135	89,654
CoreLogic, Inc. (a)	52	2,699
CSG Systems International, Inc.	1	41
DXC Technology Co.	551	44,416
ExlService Holdings, Inc. (a)	44	2,491
Fidelity National Information Services, Inc.	379	40,185
Fiserv, Inc. (a)	597	44,232
Gartner, Inc. (a) (b)	70	9,303
Global Payments, Inc.	296	33,001
International Business Machines Corp.	345	48,197
Jack Henry & Associates, Inc.	128	16,686
Leidos Holdings, Inc.	239	14,101
ManTech International Corp. Class A	71	3,808
Mastercard, Inc. Class A	1,960	385,179
MAXIMUS, Inc.	68	4,223
Paychex, Inc.	240	16,404
PayPal Holdings, Inc. (a)	2,516	209,507
Perficient, Inc. (a)	65	1,714
Perspecta, Inc.	327	6,720
Science Applications International Corp.	12	971
Sykes Enterprises, Inc. (a)	14	403
Teradata Corp. (a)	239	9,596
Total System Services, Inc.	357	30,174
Travelport Worldwide, Ltd.	252	4,672
TTEC Holdings, Inc.	7	242
Virtusa Corp. (a)	59	2,872
Visa, Inc. Class A	3,200	423,840
Western Union Co.	265	5,387
WEX, Inc. (a)	89	16,953
		1,742,909
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	65	4,191
Callaway Golf Co.	199	3,775
Hasbro, Inc.	32	2,954
Polaris Industries, Inc.	109	13,318
Sturm Ruger & Co., Inc.	1	56
Vista Outdoor, Inc. (a)	2	31
		24,325
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	494	30,549
Bio-Rad Laboratories, Inc. Class A (a)	26	7,502
Bio-Techne Corp.	77	11,392
Cambrex Corp. (a)	20	1,046
Charles River Laboratories International, Inc. (a)	76	8,532
Illumina, Inc. (a)	246	68,705
IQVIA Holdings, Inc. (a)	174	17,369
Mettler-Toledo International, Inc. (a)	25	14,466

See accompanying notes to financial statements.
77

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PerkinElmer, Inc.	200	$ 14,646
Thermo Fisher Scientific, Inc.	628	130,084
Waters Corp. (a)	95	18,391
		322,682
MACHINERY — 2.1%
AGCO Corp.	34	2,064
Alamo Group, Inc.	26	2,349
Albany International Corp. Class A	43	2,586
Astec Industries, Inc.	7	419
Barnes Group, Inc.	48	2,827
Briggs & Stratton Corp.	37	652
Caterpillar, Inc.	1,209	164,025
Chart Industries, Inc. (a)	48	2,961
Crane Co.	78	6,250
Cummins, Inc.	134	17,822
Deere & Co.	656	91,709
Donaldson Co., Inc.	64	2,888
Dover Corp.	245	17,934
EnPro Industries, Inc.	34	2,378
ESCO Technologies, Inc.	13	750
Federal Signal Corp.	41	955
Fortive Corp.	479	36,936
Franklin Electric Co., Inc.	41	1,849
Graco, Inc.	281	12,707
Greenbrier Cos., Inc. (b)	41	2,163
Harsco Corp. (a)	173	3,823
Hillenbrand, Inc.	128	6,035
IDEX Corp.	157	21,427
Illinois Tool Works, Inc.	352	48,766
Ingersoll-Rand PLC	100	8,973
ITT, Inc.	128	6,691
John Bean Technologies Corp.	55	4,889
Kennametal, Inc.	36	1,292
Lincoln Electric Holdings, Inc.	46	4,037
Lydall, Inc. (a)	36	1,571
Mueller Industries, Inc.	59	1,741
Nordson Corp.	56	7,191
Oshkosh Corp.	90	6,329
PACCAR, Inc.	183	11,339
Parker-Hannifin Corp.	115	17,923
Pentair PLC	147	6,186
Proto Labs, Inc. (a)	55	6,542
Snap-on, Inc.	14	2,250
SPX Corp. (a)	122	4,276
SPX FLOW, Inc. (a)	73	3,195
Standex International Corp.	22	2,248
Stanley Black & Decker, Inc.	169	22,445
Terex Corp. (b)	63	2,658
Timken Co.	34	1,481
Toro Co.	74	4,459
Trinity Industries, Inc.	233	7,983
Wabash National Corp.	58	1,082
Wabtec Corp. (b)	20	1,972
Watts Water Technologies, Inc. Class A	20	1,568
Woodward, Inc.	58	4,458
Xylem, Inc.	375	25,267
		622,321
Security Description	Shares	Value
MARINE — 0.0% (d)
Kirby Corp. (a)	37	$ 3,093
Matson, Inc.	8	307
		3,400
MEDIA — 0.8%
Cable One, Inc.	2	1,467
CBS Corp. Class B	24	1,349
Charter Communications, Inc. Class A (a)	38	11,142
Cinemark Holdings, Inc.	26	912
Comcast Corp. Class A	796	26,117
Discovery, Inc. Class C (a)	102	2,601
Gannett Co., Inc.	6	64
Interpublic Group of Cos., Inc.	240	5,626
John Wiley & Sons, Inc. Class A	44	2,746
Live Nation Entertainment, Inc. (a)	248	12,045
Meredith Corp. (b)	55	2,805
New York Times Co. Class A (b)	340	8,806
News Corp. Class A	598	9,269
News Corp. Class B	152	2,409
Omnicom Group, Inc. (b)	56	4,271
Scholastic Corp.	43	1,905
Twenty-First Century Fox, Inc. Class A	1,533	76,175
Twenty-First Century Fox, Inc. Class B	685	33,750
Walt Disney Co.	258	27,041
World Wrestling Entertainment, Inc. Class A (b)	100	7,282
		237,782
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	174	755
Allegheny Technologies, Inc. (a) (b)	257	6,456
Carpenter Technology Corp.	37	1,945
Century Aluminum Co. (a)	37	583
Commercial Metals Co.	115	2,428
Compass Minerals International, Inc. (b)	7	460
Freeport-McMoRan, Inc.	2,725	47,033
Kaiser Aluminum Corp.	23	2,395
Materion Corp.	65	3,520
Newmont Mining Corp.	647	24,398
Nucor Corp.	165	10,313
Reliance Steel & Aluminum Co.	86	7,528
Royal Gold, Inc.	122	11,326
Steel Dynamics, Inc.	368	16,910
SunCoke Energy, Inc. (a)	6	80
TimkenSteel Corp. (a) (b)	20	327
United States Steel Corp. (b)	383	13,309
Worthington Industries, Inc.	12	504
		150,270
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT (b)	71	1,298
Invesco Mortgage Capital, Inc. REIT	104	1,654
		2,952
MULTI-UTILITIES — 0.5%
Ameren Corp.	183	11,136
Avista Corp.	130	6,846

See accompanying notes to financial statements.
78

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CenterPoint Energy, Inc.	287	$ 7,953
CMS Energy Corp.	216	10,212
Consolidated Edison, Inc.	162	12,633
Dominion Energy, Inc.	136	9,272
DTE Energy Co.	115	11,917
MDU Resources Group, Inc.	178	5,105
NiSource, Inc.	175	4,599
NorthWestern Corp.	30	1,718
Public Service Enterprise Group, Inc.	672	36,382
Sempra Energy	137	15,907
Vectren Corp.	85	6,073
WEC Energy Group, Inc.	237	15,322
		155,075
MULTILINE RETAIL — 0.6%
Big Lots, Inc.	30	1,253
Dillard's, Inc. Class A (b)	50	4,725
Dollar General Corp.	440	43,384
Dollar Tree, Inc. (a)	261	22,185
JC Penney Co., Inc. (a) (b)	23	54
Kohl's Corp. (b)	380	27,702
Macy's, Inc.	266	9,956
Nordstrom, Inc. (b)	100	5,178
Ollie's Bargain Outlet Holdings, Inc. (a)	112	8,120
Target Corp.	947	72,086
		194,643
OIL, GAS & CONSUMABLE FUELS — 3.8%
Anadarko Petroleum Corp.	387	28,348
Andeavor	235	30,827
Apache Corp.	30	1,402
Cabot Oil & Gas Corp.	352	8,378
Carrizo Oil & Gas, Inc. (a) (b)	6	167
Chevron Corp.	1,877	237,309
Cimarex Energy Co.	7	712
Cloud Peak Energy, Inc. (a)	35	122
CNX Resources Corp. (a)	349	6,205
Concho Resources, Inc. (a) (b)	198	27,393
ConocoPhillips	1,961	136,525
CONSOL Energy, Inc. (a)	45	1,726
Denbury Resources, Inc. (a) (b)	689	3,314
Devon Energy Corp.	36	1,583
Energen Corp. (a)	169	12,307
EOG Resources, Inc.	636	79,137
EQT Corp.	34	1,876
Exxon Mobil Corp.	1,223	101,179
Green Plains, Inc. (b)	16	293
Hess Corp.	197	13,177
HighPoint Resources Corp. (a)	48	292
HollyFrontier Corp.	377	25,798
Kinder Morgan, Inc.	156	2,757
Marathon Oil Corp.	773	16,125
Marathon Petroleum Corp.	995	69,809
Matador Resources Co. (a) (b)	236	7,092
Murphy Oil Corp. (b)	106	3,580
Newfield Exploration Co. (a)	16	484
Noble Energy, Inc.	239	8,432
Northern Oil and Gas, Inc. (a)	7	22
Occidental Petroleum Corp.	669	55,982
Security Description	Shares	Value
ONEOK, Inc.	393	$ 27,443
PBF Energy, Inc. Class A	238	9,979
PDC Energy, Inc. (a)	22	1,330
Phillips 66	655	73,563
Pioneer Natural Resources Co.	69	13,058
QEP Resources, Inc. (a)	20	245
SM Energy Co. (b)	7	180
SRC Energy, Inc. (a) (b)	300	3,306
Valero Energy Corp.	921	102,074
Williams Cos., Inc.	58	1,572
World Fuel Services Corp.	6	122
WPX Energy, Inc. (a)	624	11,251
		1,126,476
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	95	4,246
Domtar Corp.	62	2,960
KapStone Paper and Packaging Corp.	238	8,211
Louisiana-Pacific Corp.	176	4,791
Neenah, Inc.	26	2,206
PH Glatfelter Co.	8	157
Schweitzer-Mauduit International, Inc.	22	962
		23,533
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (b)	352	4,963
Estee Lauder Cos., Inc. Class A	505	72,058
Inter Parfums, Inc.	7	375
Medifast, Inc.	26	4,164
Nu Skin Enterprises, Inc. Class A	109	8,523
		90,083
PHARMACEUTICALS — 2.5%
Akorn, Inc. (a)	6	100
Allergan PLC	28	4,668
Amneal Pharmaceuticals, Inc. (a)	22	361
Bristol-Myers Squibb Co.	1,795	99,335
Catalent, Inc. (a)	270	11,310
Corcept Therapeutics, Inc. (a) (b)	307	4,826
Depomed, Inc. (a)	6	40
Eli Lilly & Co.	386	32,937
Johnson & Johnson	2,015	244,500
Lannett Co., Inc. (a) (b)	7	95
Merck & Co., Inc.	471	28,590
Mylan NV (a)	475	17,167
Nektar Therapeutics (a)	344	16,798
Perrigo Co. PLC	143	10,426
Pfizer, Inc.	5,064	183,722
Phibro Animal Health Corp. Class A	59	2,717
Prestige Brands Holdings, Inc. (a) (b)	13	499
Supernus Pharmaceuticals, Inc. (a)	99	5,925
Zoetis, Inc.	1,035	88,172
		752,188
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	116	9,070
Dun & Bradstreet Corp.	14	1,717
Equifax, Inc.	25	3,128
Exponent, Inc.	86	4,154

See accompanying notes to financial statements.
79

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
FTI Consulting, Inc. (a)	91	$ 5,504
IHS Markit, Ltd. (a)	350	18,056
Insperity, Inc.	84	8,001
Korn/Ferry International	143	8,856
ManpowerGroup, Inc.	90	7,745
Navigant Consulting, Inc. (a)	26	576
Resources Connection, Inc.	72	1,217
Robert Half International, Inc.	208	13,541
Verisk Analytics, Inc. (a)	255	27,448
WageWorks, Inc. (a)	2	100
		109,113
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	542	25,875
Forestar Group, Inc. (a) (b)	7	145
HFF, Inc. Class A	98	3,367
Jones Lang LaSalle, Inc.	100	16,599
		45,986
ROAD & RAIL — 1.3%
ArcBest Corp.	20	914
Avis Budget Group, Inc. (a)	184	5,980
CSX Corp.	866	55,233
Genesee & Wyoming, Inc. Class A (a)	35	2,846
Heartland Express, Inc.	43	798
JB Hunt Transport Services, Inc.	153	18,597
Kansas City Southern	174	18,437
Knight-Swift Transportation Holdings, Inc.	281	10,737
Landstar System, Inc.	84	9,173
Marten Transport, Ltd.	108	2,533
Norfolk Southern Corp.	345	52,050
Old Dominion Freight Line, Inc.	150	22,344
Ryder System, Inc.	56	4,024
Saia, Inc. (a)	73	5,902
Union Pacific Corp.	1,210	171,433
Werner Enterprises, Inc.	73	2,741
		383,742
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Energy Industries, Inc. (a)	8	465
Advanced Micro Devices, Inc. (a) (b)	48	720
Analog Devices, Inc.	562	53,907
Applied Materials, Inc.	2,039	94,181
Broadcom, Inc.	356	86,380
Brooks Automation, Inc.	85	2,773
Cabot Microelectronics Corp.	55	5,916
Cirrus Logic, Inc. (a)	26	997
Cohu, Inc.	100	2,451
Cree, Inc. (a)	265	11,016
Cypress Semiconductor Corp. (b)	527	8,211
Diodes, Inc. (a)	30	1,034
DSP Group, Inc. (a)	7	87
First Solar, Inc. (a) (b)	184	9,689
Integrated Device Technology, Inc. (a)	260	8,289
Intel Corp. (a)	9,964	495,310
KLA-Tencor Corp.	171	17,533
Kopin Corp. (a) (b)	14	40
Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	110	$ 2,620
Lam Research Corp.	332	57,386
MaxLinear, Inc. (a)	5	78
Microchip Technology, Inc. (b)	357	32,469
Micron Technology, Inc. (a)	2,614	137,078
MKS Instruments, Inc.	110	10,527
Monolithic Power Systems, Inc.	70	9,357
NVIDIA Corp.	1,368	324,079
Power Integrations, Inc.	28	2,045
Qorvo, Inc. (a)	93	7,456
QUALCOMM, Inc.	1,114	62,518
Rambus, Inc. (a)	130	1,630
Rudolph Technologies, Inc. (a)	86	2,546
Semtech Corp. (a)	96	4,517
Silicon Laboratories, Inc. (a)	71	7,072
Skyworks Solutions, Inc.	95	9,182
SolarEdge Technologies, Inc. (a) (b)	98	4,689
Synaptics, Inc. (a)	1	50
Teradyne, Inc.	343	13,058
Texas Instruments, Inc.	1,754	193,378
Versum Materials, Inc.	132	4,904
Xilinx, Inc.	290	18,925
Xperi Corp.	20	322
		1,704,885
SOFTWARE — 8.7%
8x8, Inc. (a)	79	1,584
ACI Worldwide, Inc. (a)	70	1,727
Activision Blizzard, Inc.	1,364	104,101
Adobe Systems, Inc. (a)	1,110	270,629
Agilysys, Inc. (a)	7	109
ANSYS, Inc. (a)	169	29,436
Autodesk, Inc. (a)	430	56,369
Blackbaud, Inc.	81	8,299
Bottomline Technologies de, Inc. (a)	85	4,236
CA, Inc.	268	9,554
Cadence Design Systems, Inc. (a)	277	11,997
CDK Global, Inc.	66	4,293
Citrix Systems, Inc. (a)	141	14,783
CommVault Systems, Inc. (a)	64	4,214
Ebix, Inc. (b)	16	1,220
Electronic Arts, Inc. (a)	517	72,907
Fair Isaac Corp. (a)	50	9,666
Fortinet, Inc. (a)	289	18,042
Intuit, Inc.	493	100,722
Manhattan Associates, Inc. (a)	8	376
Microsoft Corp.	14,700	1,449,567
OneSpan, Inc. (a)	36	707
Oracle Corp.	1,894	83,450
Progress Software Corp.	65	2,523
PTC, Inc. (a)	220	20,638
Qualys, Inc. (a)	70	5,901
Red Hat, Inc. (a)	400	53,748
salesforce.com, Inc. (a)	1,345	183,458
Symantec Corp.	118	2,437
Synopsys, Inc. (a)	146	12,493
Take-Two Interactive Software, Inc. (a)	242	28,643
Tyler Technologies, Inc. (a)	60	13,326

See accompanying notes to financial statements.
80

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Ultimate Software Group, Inc. (a) (b)	42	$ 10,807
		2,591,962
SPECIALTY RETAIL — 1.9%
Aaron's, Inc.	111	4,823
Abercrombie & Fitch Co. Class A	222	5,435
American Eagle Outfitters, Inc.	354	8,230
Asbury Automotive Group, Inc. (a)	7	480
Ascena Retail Group, Inc. (a)	70	279
AutoNation, Inc. (a)	16	777
AutoZone, Inc. (a)	8	5,367
Best Buy Co., Inc.	467	34,829
Buckle, Inc.	1	27
Caleres, Inc.	8	275
CarMax, Inc. (a) (b)	109	7,943
Children's Place, Inc. (b)	28	3,382
Express, Inc. (a)	58	531
Five Below, Inc. (a)	124	12,116
Foot Locker, Inc.	12	632
Gap, Inc.	339	10,980
Group 1 Automotive, Inc.	23	1,449
Guess?, Inc.	163	3,488
Haverty Furniture Cos., Inc.	36	778
Home Depot, Inc.	1,400	273,140
L Brands, Inc.	17	627
Lithia Motors, Inc. Class A	30	2,837
Lowe's Cos., Inc.	527	50,365
MarineMax, Inc. (a)	14	265
Michaels Cos., Inc. (a)	7	134
Monro, Inc. (b)	8	465
Murphy USA, Inc. (a)	20	1,486
O'Reilly Automotive, Inc. (a)	43	11,764
RH (a)	43	6,007
Ross Stores, Inc.	547	46,358
Sally Beauty Holdings, Inc. (a) (b)	13	208
Signet Jewelers, Ltd.	6	335
Sleep Number Corp. (a)	50	1,451
Sonic Automotive, Inc. Class A (b)	7	144
Tailored Brands, Inc. (b)	131	3,343
Tiffany & Co.	88	11,581
TJX Cos., Inc.	397	37,786
Tractor Supply Co.	96	7,343
Urban Outfitters, Inc. (a)	170	7,574
Williams-Sonoma, Inc. (b)	20	1,228
		566,262
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.7%
Apple, Inc.	6,555	1,213,396
Cray, Inc. (a)	1	25
Hewlett Packard Enterprise Co.	2,245	32,799
HP, Inc.	2,387	54,161
NCR Corp. (a)	70	2,099
NetApp, Inc.	610	47,903
Seagate Technology PLC	602	33,995
Super Micro Computer, Inc. (a)	8	189
Western Digital Corp.	221	17,108
Xerox Corp.	158	3,792
		1,405,467
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	62	$ 6,720
Crocs, Inc. (a)	221	3,892
Deckers Outdoor Corp. (a)	70	7,902
G-III Apparel Group, Ltd. (a)	113	5,017
Hanesbrands, Inc. (b)	29	638
Michael Kors Holdings, Ltd. (a)	338	22,511
NIKE, Inc. Class B	1,853	147,647
Oxford Industries, Inc.	33	2,738
PVH Corp.	167	25,003
Ralph Lauren Corp.	108	13,578
Skechers U.S.A., Inc. Class A (a)	290	8,703
Steven Madden, Ltd.	79	4,195
Tapestry, Inc.	549	25,644
VF Corp.	667	54,374
Wolverine World Wide, Inc.	145	5,042
		333,604
THRIFTS & MORTGAGE FINANCE — 0.1%
BofI Holding, Inc. (a) (b)	152	6,218
Dime Community Bancshares, Inc.	58	1,131
HomeStreet, Inc. (a)	77	2,075
LendingTree, Inc. (a) (b)	20	4,276
New York Community Bancorp, Inc.	374	4,129
Provident Financial Services, Inc.	101	2,781
TrustCo Bank Corp. NY	166	1,477
Walker & Dunlop, Inc.	64	3,562
Washington Federal, Inc.	79	2,583
		28,232
TOBACCO — 0.2%
Altria Group, Inc.	328	18,627
Philip Morris International, Inc.	449	36,252
		54,879
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	68	4,770
Fastenal Co. (b)	449	21,611
GATX Corp.	55	4,083
Kaman Corp.	22	1,533
MSC Industrial Direct Co., Inc. Class A	26	2,206
United Rentals, Inc. (a)	178	26,276
W.W. Grainger, Inc.	109	33,616
Watsco, Inc. (b)	57	10,162
		104,257
WATER UTILITIES — 0.1%
American States Water Co.	22	1,258
American Water Works Co., Inc.	137	11,697
Aqua America, Inc.	136	4,784
California Water Service Group	58	2,259
		19,998
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	7	105
TOTAL COMMON STOCKS (Cost $27,898,968)		29,720,198

See accompanying notes to financial statements.
81

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	18,305	$ 18,305
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	39,438	39,438
TOTAL SHORT-TERM INVESTMENTS (Cost $57,743)		57,743
TOTAL INVESTMENTS — 100.1% (Cost $27,956,711)		29,777,941
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(40,443)
NET ASSETS — 100.0%		$ 29,737,498

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,137,113	$—	$—	$ 1,137,113
Air Freight & Logistics	170,380	—	—	170,380
Airlines	109,442	—	—	109,442
Auto Components	76,843	—	—	76,843
Automobiles	79,309	—	—	79,309
Banks	2,059,892	—	—	2,059,892
Beverages	307,749	—	—	307,749
Biotechnology	650,491	—	—	650,491
Building Products	69,139	—	—	69,139
Capital Markets	1,220,837	—	—	1,220,837
Chemicals	472,279	—	—	472,279
Commercial Services & Supplies	154,691	—	—	154,691
Communications Equipment	427,536	—	—	427,536
Construction & Engineering	35,974	—	—	35,974
Construction Materials	16,162	—	—	16,162
Consumer Finance	242,382	—	—	242,382
Containers & Packaging	85,833	—	—	85,833
Distributors	30,628	—	—	30,628
Diversified Consumer Services	30,209	—	—	30,209
Diversified Financial Services	520,552	—	—	520,552
Diversified Telecommunication Services	266,323	—	—	266,323
Electric Utilities	334,532	—	—	334,532
Electrical Equipment	137,765	—	—	137,765
Electronic Equipment, Instruments & Components	260,009	—	—	260,009
Energy Equipment & Services	90,877	—	—	90,877
Equity Real Estate Investment Trusts (REITS)	537,907	—	—	537,907
Food & Staples Retailing	317,429	—	—	317,429
Food Products	146,883	—	—	146,883
Gas Utilities	19,783	—	—	19,783
Health Care Equipment & Supplies	1,063,486	—	—	1,063,486
Health Care Providers & Services	948,516	—	—	948,516
Health Care Technology	10,177	—	—	10,177
See accompanying notes to financial statements.
82

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$ 536,783	$—	$—	$ 536,783
Household Durables	142,252	—	—	142,252
Household Products	119,986	—	—	119,986
Independent Power Producers & Energy Traders	26,253	—	—	26,253
Industrial Conglomerates	293,155	—	—	293,155
Insurance	646,134	—	—	646,134
Internet & Catalog Retail	1,960,207	—	—	1,960,207
Internet Software & Services	1,167,169	—	—	1,167,169
IT Services	1,742,909	—	—	1,742,909
Leisure Equipment & Products	24,325	—	—	24,325
Life Sciences Tools & Services	322,682	—	—	322,682
Machinery	622,321	—	—	622,321
Marine	3,400	—	—	3,400
Media	237,782	—	—	237,782
Metals & Mining	150,270	—	—	150,270
Mortgage Real Estate Investment Trust (REITs)	2,952	—	—	2,952
Multi-Utilities	155,075	—	—	155,075
Multiline Retail	194,643	—	—	194,643
Oil, Gas & Consumable Fuels	1,126,476	—	—	1,126,476
Paper & Forest Products	23,533	—	—	23,533
Personal Products	90,083	—	—	90,083
Pharmaceuticals	752,188	—	—	752,188
Professional Services	109,113	—	—	109,113
Real Estate Management & Development	45,986	—	—	45,986
Road & Rail	383,742	—	—	383,742
Semiconductors & Semiconductor Equipment	1,704,885	—	—	1,704,885
Software	2,591,962	—	—	2,591,962
Specialty Retail	566,262	—	—	566,262
Technology Hardware, Storage & Peripherals	1,405,467	—	—	1,405,467
Textiles, Apparel & Luxury Goods	333,604	—	—	333,604
Thrifts & Mortgage Finance	28,232	—	—	28,232
Tobacco	54,879	—	—	54,879
Trading Companies & Distributors	104,257	—	—	104,257
Water Utilities	19,998	—	—	19,998
Wireless Telecommunication Services	105	—	—	105
Short-Term Investments	57,743	—	—	57,743
TOTAL INVESTMENTS	$29,777,941	$—	$—	$29,777,941
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	483	$43,339	$ 36,877	$ 32,996	$6,658	$(4,540)	530	$ 49,338	$ 884	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,274	30,274	981,305	993,274	—	—	18,305	18,305	308	—
State Street Navigator Securities Lending Government Money Market Portfolio	20,201	20,201	382,219	362,982	—	—	39,438	39,438	699	—
Total		$93,814	$1,400,401	$1,389,252	$6,658	$(4,540)		$107,081	$1,891	$—
See accompanying notes to financial statements.
83

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.2%
General Dynamics Corp.	3,460	$ 644,978
Harris Corp.	2,980	430,729
Lockheed Martin Corp.	2,877	849,952
Northrop Grumman Corp.	2,394	736,634
Raytheon Co.	3,221	622,233
		3,284,526
BANKS — 3.1%
Commerce Bancshares, Inc.	8,057	521,369
Investors Bancorp, Inc.	22,196	283,887
People's United Financial, Inc.	27,133	490,836
PNC Financial Services Group, Inc.	5,363	724,541
US Bancorp	24,111	1,206,032
		3,226,665
BEVERAGES — 2.1%
Coca-Cola Co.	21,664	950,183
PepsiCo, Inc.	10,825	1,178,518
		2,128,701
CAPITAL MARKETS — 2.1%
CME Group, Inc.	5,176	848,450
FactSet Research Systems, Inc. (a)	2,989	592,121
Intercontinental Exchange, Inc.	10,458	769,186
		2,209,757
CHEMICALS — 5.4%
Air Products & Chemicals, Inc.	3,792	590,528
Ashland Global Holdings, Inc.	4,684	366,195
Eastman Chemical Co.	4,602	460,016
Ecolab, Inc.	7,268	1,019,918
International Flavors & Fragrances, Inc.	4,303	533,400
NewMarket Corp.	717	290,027
PPG Industries, Inc.	4,341	450,292
Praxair, Inc.	6,171	975,944
RPM International, Inc.	10,541	614,751
Scotts Miracle-Gro Co. (a)	3,206	266,611
		5,567,682
COMMERCIAL SERVICES & SUPPLIES — 4.0%
Cintas Corp.	5,261	973,653
KAR Auction Services, Inc.	10,457	573,044
Republic Services, Inc.	23,589	1,612,544
Waste Management, Inc.	12,387	1,007,558
		4,166,799
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	10,250	441,058
Motorola Solutions, Inc.	4,855	564,976
		1,006,034
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	4,792	447,477
Avery Dennison Corp.	6,226	635,675
		1,083,152
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Horizons Family Solutions, Inc. (b)	4,161	$ 426,586
Service Corp. International	14,008	501,346
		927,932
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (b)	7,013	1,308,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	17,361	557,462
ELECTRIC UTILITIES — 1.6%
Duke Energy Corp.	8,963	708,794
Southern Co.	20,407	945,048
		1,653,842
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	12,359	1,077,087
CDW Corp.	5,962	481,670
		1,558,757
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
American Homes 4 Rent Class A REIT	19,555	433,730
Apartment Investment & Management Co. Class A REIT	12,131	513,141
Apple Hospitality REIT, Inc.	16,939	302,869
AvalonBay Communities, Inc. REIT	5,561	955,880
Boston Properties, Inc. REIT	6,670	836,552
Crown Castle International Corp. REIT	8,437	909,677
Douglas Emmett, Inc. REIT	12,341	495,861
Equity Commonwealth REIT (b)	9,725	306,338
Equity Residential REIT	14,061	895,545
Federal Realty Investment Trust REIT	5,691	720,196
UDR, Inc. REIT	20,683	776,440
		7,146,229
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	3,706	774,480
Sysco Corp.	15,639	1,067,987
		1,842,467
FOOD PRODUCTS — 2.2%
General Mills, Inc.	13,249	586,401
Kellogg Co.	12,337	861,986
McCormick & Co., Inc.	7,075	821,337
		2,269,724
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Becton Dickinson and Co.	2,788	667,893
Danaher Corp.	9,331	920,783
Stryker Corp.	5,281	891,750
		2,480,426
HEALTH CARE PROVIDERS & SERVICES — 0.7%
UnitedHealth Group, Inc.	2,886	708,051

See accompanying notes to financial statements.
84

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	17,515	$ 649,806
Carnival Corp.	7,844	449,540
McDonald's Corp.	6,668	1,044,809
Starbucks Corp.	12,965	633,340
Vail Resorts, Inc.	2,646	725,507
		3,503,002
HOUSEHOLD PRODUCTS — 3.3%
Church & Dwight Co., Inc.	15,789	839,343
Clorox Co.	5,639	762,675
Colgate-Palmolive Co.	12,803	829,763
Procter & Gamble Co.	12,555	980,043
		3,411,824
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	3,562	700,717
Honeywell International, Inc.	7,992	1,151,247
Roper Technologies, Inc.	2,377	655,838
		2,507,802
INSURANCE — 18.5%
Aflac, Inc.	26,111	1,123,295
Alleghany Corp.	1,159	666,390
Allstate Corp.	10,344	944,097
American Financial Group, Inc.	5,910	634,320
Aon PLC	7,007	961,150
Arch Capital Group, Ltd. (b)	30,876	816,979
Arthur J Gallagher & Co.	14,106	920,840
Axis Capital Holdings, Ltd.	6,157	342,452
Brown & Brown, Inc.	8,991	249,320
Chubb, Ltd.	8,334	1,058,585
Cincinnati Financial Corp.	11,623	777,114
CNA Financial Corp.	15,369	702,056
Erie Indemnity Co. Class A	1,902	223,029
Everest Re Group, Ltd.	3,142	724,168
Loews Corp.	21,343	1,030,440
Markel Corp. (b)	990	1,073,507
Marsh & McLennan Cos., Inc.	16,280	1,334,472
Progressive Corp.	14,583	862,584
Reinsurance Group of America, Inc.	5,048	673,807
RenaissanceRe Holdings, Ltd.	3,074	369,864
Torchmark Corp.	8,881	723,002
Travelers Cos., Inc.	5,660	692,444
Willis Towers Watson PLC	5,752	872,003
WR Berkley Corp.	7,551	546,768
XL Group, Ltd.	15,884	888,710
		19,211,396
INTERNET SOFTWARE & SERVICES — 1.1%
Alphabet, Inc. Class A (b)	394	444,901
GoDaddy, Inc. Class A (b)	9,200	649,520
		1,094,421
IT SERVICES — 6.7%
Accenture PLC Class A	4,445	727,158
Amdocs, Ltd.	11,351	751,323
Automatic Data Processing, Inc.	6,183	829,388
Broadridge Financial Solutions, Inc.	7,216	830,562
Fiserv, Inc. (b)	6,188	458,469
Security Description	Shares	Value
International Business Machines Corp.	3,659	$ 511,162
InterXion Holding NV (b)	5,543	345,994
Jack Henry & Associates, Inc.	6,023	785,158
Paychex, Inc.	11,733	801,950
Visa, Inc. Class A	7,059	934,964
		6,976,128
MACHINERY — 1.0%
Illinois Tool Works, Inc.	4,274	592,120
Toro Co.	8,154	491,278
		1,083,398
MEDIA — 2.0%
Cable One, Inc.	345	252,985
Comcast Corp. Class A	15,361	503,994
Omnicom Group, Inc. (a)	9,273	707,252
Walt Disney Co.	5,571	583,897
		2,048,128
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Starwood Property Trust, Inc. REIT (a)	19,751	428,794
MULTI-UTILITIES — 3.8%
Ameren Corp.	12,547	763,485
Dominion Energy, Inc.	12,459	849,455
DTE Energy Co.	7,353	761,991
NiSource, Inc.	26,455	695,238
Sempra Energy	7,758	900,781
		3,970,950
OIL, GAS & CONSUMABLE FUELS — 1.3%
Chevron Corp.	4,182	528,730
Exxon Mobil Corp.	9,777	808,851
		1,337,581
PHARMACEUTICALS — 2.9%
Eli Lilly & Co.	8,361	713,444
Johnson & Johnson	7,424	900,828
Merck & Co., Inc.	11,046	670,493
Pfizer, Inc.	20,693	750,742
		3,035,507
PROFESSIONAL SERVICES — 0.8%
Verisk Analytics, Inc. (b)	7,775	836,901
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Microchip Technology, Inc. (a)	4,998	454,568
Texas Instruments, Inc.	5,853	645,293
		1,099,861
SOFTWARE — 5.5%
Adobe Systems, Inc. (b)	1,964	478,843
ANSYS, Inc. (b)	3,151	548,841
CA, Inc.	22,683	808,649
Cadence Design Systems, Inc. (b)	12,764	552,809
CDK Global, Inc.	7,527	489,631
Check Point Software Technologies, Ltd. (a) (b)	5,710	557,753
Fair Isaac Corp. (b)	2,351	454,495
Intuit, Inc.	3,131	639,679

See accompanying notes to financial statements.
85

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Oracle Corp.	12,500	$ 550,750
Synopsys, Inc. (b)	7,258	621,067
		5,702,517
SPECIALTY RETAIL — 2.7%
AutoZone, Inc. (b)	802	538,086
Home Depot, Inc.	3,955	771,620
O'Reilly Automotive, Inc. (b)	2,029	555,074
TJX Cos., Inc.	10,315	981,782
		2,846,562
THRIFTS & MORTGAGE FINANCE — 0.4%
New York Community Bancorp, Inc. (a)	37,544	414,486
WATER UTILITIES — 0.7%
American Water Works Co., Inc.	8,568	731,536
TOTAL COMMON STOCKS (Cost $93,602,364)		103,367,976
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $131,783)	131,783	131,783
TOTAL INVESTMENTS — 99.9% (Cost $93,734,147)		103,499,759
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		153,646
NET ASSETS — 100.0%		$ 103,653,405

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 3,284,526	$—	$—	$ 3,284,526
Banks	3,226,665	—	—	3,226,665
Beverages	2,128,701	—	—	2,128,701
Capital Markets	2,209,757	—	—	2,209,757
Chemicals	5,567,682	—	—	5,567,682
Commercial Services & Supplies	4,166,799	—	—	4,166,799
Communications Equipment	1,006,034	—	—	1,006,034
Containers & Packaging	1,083,152	—	—	1,083,152
Diversified Consumer Services	927,932	—	—	927,932
Diversified Financial Services	1,308,976	—	—	1,308,976
Diversified Telecommunication Services	557,462	—	—	557,462
Electric Utilities	1,653,842	—	—	1,653,842
Electronic Equipment, Instruments & Components	1,558,757	—	—	1,558,757
Equity Real Estate Investment Trusts (REITS)	7,146,229	—	—	7,146,229
Food & Staples Retailing	1,842,467	—	—	1,842,467
Food Products	2,269,724	—	—	2,269,724
Health Care Equipment & Supplies	2,480,426	—	—	2,480,426
Health Care Providers & Services	708,051	—	—	708,051
See accompanying notes to financial statements.
86

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$ 3,503,002	$—	$—	$ 3,503,002
Household Products	3,411,824	—	—	3,411,824
Industrial Conglomerates	2,507,802	—	—	2,507,802
Insurance	19,211,396	—	—	19,211,396
Internet Software & Services	1,094,421	—	—	1,094,421
IT Services	6,976,128	—	—	6,976,128
Machinery	1,083,398	—	—	1,083,398
Media	2,048,128	—	—	2,048,128
Mortgage Real Estate Investment Trust (REITs)	428,794	—	—	428,794
Multi-Utilities	3,970,950	—	—	3,970,950
Oil, Gas & Consumable Fuels	1,337,581	—	—	1,337,581
Pharmaceuticals	3,035,507	—	—	3,035,507
Professional Services	836,901	—	—	836,901
Semiconductors & Semiconductor Equipment	1,099,861	—	—	1,099,861
Software	5,702,517	—	—	5,702,517
Specialty Retail	2,846,562	—	—	2,846,562
Thrifts & Mortgage Finance	414,486	—	—	414,486
Water Utilities	731,536	—	—	731,536
Short-Term Investment	131,783	—	—	131,783
TOTAL INVESTMENTS	$103,499,759	$—	$—	$103,499,759
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	101,628	$101,628	$4,570,197	$4,540,042	$—	$—	131,783	$131,783	$4,063	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	114,766	114,766	—	—	—	—	9	—
Total		$101,628	$4,684,963	$4,654,808	$—	$—		$131,783	$4,072	$—
See accompanying notes to financial statements.
87

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.7%
Cubic Corp.	6,125	$ 393,225
Moog, Inc. Class A	3,594	280,188
National Presto Industries, Inc. (a)	5,177	641,948
		1,315,361
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	8,210	485,047
AIRLINES — 0.1%
Allegiant Travel Co.	1,367	189,945
AUTO COMPONENTS — 0.6%
Cooper-Standard Holdings, Inc. (b)	2,692	351,764
Dorman Products, Inc. (b)	4,034	275,562
Fox Factory Holding Corp. (b)	7,725	359,599
LCI Industries	2,738	246,831
		1,233,756
BANKS — 10.5%
Arrow Financial Corp.	21,989	800,400
Bank of Hawaii Corp.	10,448	871,572
Bank of Marin Bancorp	8,883	718,191
BCB Bancorp, Inc.	25,218	378,270
Berkshire Hills Bancorp, Inc.	18,781	762,509
Blue Hills Bancorp, Inc.	45,074	1,000,643
Brookline Bancorp, Inc.	41,096	764,386
CenterState Bank Corp.	22,954	684,488
Central Pacific Financial Corp.	22,175	635,314
Citizens & Northern Corp. (a)	22,421	579,807
Farmers National Banc Corp.	47,179	752,505
First Bancshares, Inc.	19,337	695,165
First Foundation, Inc. (b)	39,461	731,607
First Mid-Illinois Bancshares, Inc.	17,385	683,231
First Northwest Bancorp (b)	18,262	291,644
FNB Bancorp	10,844	397,649
Fulton Financial Corp.	35,261	581,807
Guaranty Bancshares, Inc.	14,160	466,430
HomeTrust Bancshares, Inc. (b)	28,223	794,477
Investar Holding Corp.	16,508	456,446
MidWestOne Financial Group, Inc.	19,145	646,718
National Bank Holdings Corp. Class A	19,912	768,404
Nicolet Bankshares, Inc. (b)	13,086	721,169
Old Line Bancshares, Inc.	18,739	654,178
Orrstown Financial Services, Inc.	15,068	391,768
Park National Corp.	6,339	706,291
QCR Holdings, Inc.	18,815	892,772
Seacoast Banking Corp. of Florida (b)	23,638	746,488
Shore Bancshares, Inc.	23,444	445,905
South State Corp.	7,399	638,164
Southern National Bancorp of Virginia, Inc.	37,157	662,881
State Bank Financial Corp.	21,939	732,763
		21,054,042
BIOTECHNOLOGY — 0.5%
BioSpecifics Technologies Corp. (b)	3,419	153,376
China Biologic Products Holdings, Inc. (b)	1,661	164,987
Security Description	Shares	Value
Emergent BioSolutions, Inc. (b)	3,202	$ 161,669
Genomic Health, Inc. (b)	4,408	222,163
PDL BioPharma, Inc. (b)	53,633	125,501
Sinovac Biotech, Ltd. (b)	25,975	193,774
		1,021,470
BUILDING PRODUCTS — 0.4%
AAON, Inc.	8,743	290,705
Simpson Manufacturing Co., Inc.	6,639	412,879
		703,584
CHEMICALS — 2.0%
Balchem Corp.	4,003	392,854
Chase Corp.	2,247	263,461
Hawkins, Inc.	9,863	348,657
HB Fuller Co.	7,648	410,545
Innospec, Inc.	4,210	322,275
Orion Engineered Carbons SA	11,914	367,547
PolyOne Corp.	6,185	267,316
Quaker Chemical Corp.	2,560	396,467
Sensient Technologies Corp.	9,392	671,998
Stepan Co.	3,613	281,850
Trecora Resources (b)	12,890	191,416
		3,914,386
COMMERCIAL SERVICES & SUPPLIES — 3.3%
ABM Industries, Inc.	18,571	541,902
Brady Corp. Class A	8,445	325,555
Clean Harbors, Inc. (b)	6,320	351,076
Covanta Holding Corp.	24,463	403,640
Deluxe Corp.	7,263	480,883
Ennis, Inc.	18,639	379,304
Healthcare Services Group, Inc. (a)	12,904	557,324
Herman Miller, Inc.	7,358	249,436
Matthews International Corp. Class A	8,863	521,144
McGrath RentCorp	6,116	386,959
MSA Safety, Inc.	3,797	365,803
Pitney Bowes, Inc.	19,520	167,286
SP Plus Corp. (b)	7,955	295,926
Tetra Tech, Inc.	8,106	474,201
UniFirst Corp.	4,210	744,749
Viad Corp.	7,992	433,566
		6,678,754
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	19,960	296,406
EchoStar Corp. Class A (b)	7,484	332,290
Gilat Satellite Networks, Ltd. (b)	25,293	232,443
InterDigital, Inc. (b)	3,125	252,812
Ituran Location & Control, Ltd.	14,579	442,473
Plantronics, Inc.	6,625	505,156
Radware, Ltd. (b)	14,196	358,875
Viavi Solutions, Inc. (b)	22,460	229,990
		2,650,445
CONSTRUCTION & ENGINEERING — 0.3%
Valmont Industries, Inc.	3,657	551,293
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	36,646	983,212

See accompanying notes to financial statements.
88

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
UFP Technologies, Inc. (b)	12,507	$ 385,841
		1,369,053
DISTRIBUTORS — 0.2%
Weyco Group, Inc.	10,127	368,623
DIVERSIFIED CONSUMER SERVICES — 0.4%
Carriage Services, Inc.	10,645	261,335
Graham Holdings Co. Class B	987	578,480
		839,815
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Compass Diversified Holdings	79,552	1,376,250
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	6,455	340,630
Cogent Communications Holdings, Inc.	9,712	518,621
Consolidated Communications Holdings, Inc.	21,184	261,834
Hawaiian Telcom Holdco, Inc. (b)	14,793	427,814
ORBCOMM, Inc. (b)	23,340	235,734
		1,784,633
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	9,764	755,831
El Paso Electric Co.	15,329	905,944
MGE Energy, Inc.	11,730	739,576
Otter Tail Corp.	12,190	580,244
Portland General Electric Co.	19,535	835,317
		3,816,912
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	7,227	314,013
EnerSys	4,787	357,302
Regal Beloit Corp.	4,923	402,701
		1,074,016
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Badger Meter, Inc.	9,178	410,257
Benchmark Electronics, Inc.	19,687	573,876
CTS Corp.	11,429	411,444
ePlus, Inc. (b)	3,122	293,780
MTS Systems Corp.	7,031	370,182
Novanta, Inc. (b)	5,818	362,461
Orbotech, Ltd. (b)	5,151	318,332
Park Electrochemical Corp.	19,724	457,400
Plexus Corp. (b)	6,758	402,371
ScanSource, Inc. (b)	8,614	347,144
Tech Data Corp. (b)	4,182	343,426
Vishay Intertechnology, Inc.	22,272	516,711
		4,807,384
ENERGY EQUIPMENT & SERVICES — 0.9%
Diamond Offshore Drilling, Inc. (a) (b)	8,136	169,717
Dril-Quip, Inc. (a) (b)	4,589	235,875
Natural Gas Services Group, Inc. (b)	6,383	150,639
Newpark Resources, Inc. (b)	17,478	189,636
Oceaneering International, Inc.	11,127	283,293
Oil States International, Inc. (b)	6,442	206,788
Security Description	Shares	Value
Rowan Cos. PLC Class A (b)	8,962	$ 145,364
SEACOR Holdings, Inc. (b)	5,541	317,333
		1,698,645
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.5%
Acadia Realty Trust REIT	29,262	800,901
American Assets Trust, Inc. REIT	20,441	782,686
Armada Hoffler Properties, Inc. REIT	48,469	722,188
Brandywine Realty Trust REIT	41,025	692,502
CatchMark Timber Trust, Inc. Class A REIT	66,413	845,437
Chesapeake Lodging Trust REIT	24,127	763,378
City Office REIT, Inc.	63,919	820,081
Columbia Property Trust, Inc. REIT	37,686	855,849
CorePoint Lodging, Inc. REIT (b)	7,422	192,230
Corporate Office Properties Trust REIT	24,810	719,242
Cousins Properties, Inc. REIT	82,051	795,074
Easterly Government Properties, Inc. REIT	63,233	1,249,484
EastGroup Properties, Inc. REIT	8,753	836,437
Education Realty Trust, Inc. REIT	25,847	1,072,650
Empire State Realty OP L.P.	45,345	774,946
Empire State Realty Trust, Inc. Class A REIT	47,090	805,239
Farmland Partners, Inc. REIT (a)	59,140	520,432
Getty Realty Corp. REIT	43,147	1,215,451
Gladstone Commercial Corp. REIT	40,685	781,966
Healthcare Realty Trust, Inc. REIT	26,861	781,118
Independence Realty Trust, Inc. REIT	82,663	852,256
LTC Properties, Inc. REIT	17,538	749,574
Monmouth Real Estate Investment Corp. REIT	55,415	916,010
National Health Investors, Inc. REIT	9,220	679,330
Paramount Group, Inc. REIT	57,434	884,484
Physicians Realty Trust REIT	42,731	681,132
Piedmont Office Realty Trust, Inc. Class A REIT	54,707	1,090,310
PS Business Parks, Inc. REIT	8,485	1,090,322
Ramco-Gershenson Properties Trust REIT	56,500	746,365
Retail Opportunity Investments Corp. REIT (a)	42,690	817,940
Retail Properties of America, Inc. Class A REIT	69,155	883,801
Rexford Industrial Realty, Inc. REIT	28,345	889,750
Saul Centers, Inc. REIT	13,548	725,902
Sunstone Hotel Investors, Inc. REIT	43,807	728,072
Terreno Realty Corp. REIT	24,447	920,918
UMH Properties, Inc. REIT	59,813	918,130
Urban Edge Properties REIT	41,023	938,196
Urstadt Biddle Properties, Inc. Class A REIT	34,987	791,756
Washington Real Estate Investment Trust	26,682	809,265
Weingarten Realty Investors REIT	23,149	713,221
		32,854,025

See accompanying notes to financial statements.
89

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.3%
PriceSmart, Inc.	3,516	$ 318,198
Village Super Market, Inc. Class A	11,425	336,580
		654,778
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (a)	9,834	294,036
Fresh Del Monte Produce, Inc.	10,957	488,134
J&J Snack Foods Corp.	5,434	828,522
Lancaster Colony Corp.	5,471	757,296
Sanderson Farms, Inc.	2,699	283,800
Tootsie Roll Industries, Inc. (a)	15	463
		2,652,251
GAS UTILITIES — 0.9%
ONE Gas, Inc.	10,352	773,708
Spire, Inc.	13,878	980,481
		1,754,189
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	2,637	218,897
AngioDynamics, Inc. (b)	14,842	330,086
Anika Therapeutics, Inc. (b)	3,320	106,240
AtriCure, Inc. (a) (b)	7,170	193,949
Avanos Medical, Inc. (b)	4,589	262,720
CONMED Corp.	4,959	362,999
CryoLife, Inc. (b)	10,253	285,546
Cutera, Inc. (b)	3,193	128,678
Heska Corp. (a) (b)	1,661	172,395
Inogen, Inc. (b)	1,028	191,547
K2M Group Holdings, Inc. (a) (b)	6,153	138,443
LeMaitre Vascular, Inc.	6,521	218,323
Meridian Bioscience, Inc.	18,290	290,811
Merit Medical Systems, Inc. (b)	3,059	156,621
Natus Medical, Inc. (b)	5,200	179,400
Neogen Corp. (b)	4,121	330,463
NuVasive, Inc. (b)	4,394	229,015
NxStage Medical, Inc. (b)	5,727	159,783
Orthofix International NV (b)	3,869	219,837
Oxford Immunotec Global PLC (b)	10,209	131,594
Quidel Corp. (b)	3,376	224,504
RTI Surgical, Inc. (b)	25,975	119,485
Surmodics, Inc. (b)	7,253	400,366
Utah Medical Products, Inc.	3,516	387,287
Wright Medical Group NV (a) (b)	7,714	200,255
		5,639,244
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Amedisys, Inc. (b)	2,248	192,114
Brookdale Senior Living, Inc. (b)	22,240	202,162
Capital Senior Living Corp. (b)	21,138	225,542
Ensign Group, Inc.	9,777	350,212
LHC Group, Inc. (b)	5,420	463,926
LifePoint Health, Inc. (b)	8,118	396,158
Magellan Health, Inc. (b)	2,442	234,310
National HealthCare Corp.	14,090	991,654
Owens & Minor, Inc. (a)	23,229	388,157
Patterson Cos., Inc.	26,861	608,939
Security Description	Shares	Value
Premier, Inc. Class A (b)	21,395	$ 778,350
Select Medical Holdings Corp. (b)	9,857	178,905
Tenet Healthcare Corp. (b)	5,663	190,107
US Physical Therapy, Inc.	3,677	352,992
		5,553,528
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (b)	22,112	265,344
HealthStream, Inc.	9,019	246,309
HMS Holdings Corp. (b)	8,496	183,684
Omnicell, Inc. (b)	8,141	426,995
Quality Systems, Inc. (b)	17,480	340,860
		1,463,192
HOTELS, RESTAURANTS & LEISURE — 2.9%
Belmond, Ltd. Class A (b)	29,491	328,825
Bloomin' Brands, Inc.	10,350	208,035
Brinker International, Inc. (a)	10,535	501,466
Carrols Restaurant Group, Inc. (b)	23,534	349,480
Cheesecake Factory, Inc. (a)	11,944	657,637
Del Taco Restaurants, Inc. (b)	21,680	307,422
Denny's Corp. (b)	29,020	462,289
Dine Brands Global, Inc. (a)	4,045	302,566
International Speedway Corp. Class A	12,708	568,048
Jack in the Box, Inc.	3,712	315,965
Lindblad Expeditions Holdings, Inc. (b)	46,817	620,325
Papa John's International, Inc. (a)	4,102	208,053
Penn National Gaming, Inc. (b)	9,060	304,325
Potbelly Corp. (b)	19,140	247,863
Ruth's Hospitality Group, Inc.	15,234	427,314
		5,809,613
HOUSEHOLD DURABLES — 0.8%
Century Communities, Inc. (b)	9,080	286,474
Helen of Troy, Ltd. (b)	3,560	350,482
MDC Holdings, Inc.	12,073	371,486
Meritage Homes Corp. (b)	5,932	260,711
Tupperware Brands Corp.	5,931	244,595
		1,513,748
HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co. (a)	4,616	675,090
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Pattern Energy Group, Inc. Class A (a)	10,923	204,806
INSURANCE — 4.4%
American National Insurance Co.	6,669	797,546
Argo Group International Holdings, Ltd.	13,956	811,541
Aspen Insurance Holdings, Ltd.	21,053	856,857
Baldwin & Lyons, Inc. Class B	21,079	514,328
Donegal Group, Inc. Class A	27,371	372,519
Enstar Group, Ltd. (b)	3,591	744,414
Greenlight Capital Re, Ltd. Class A (b)	43,311	615,016
Navigators Group, Inc.	10,934	623,238
ProAssurance Corp.	16,482	584,287
Safety Insurance Group, Inc.	11,526	984,321

See accompanying notes to financial statements.
90

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
White Mountains Insurance Group, Ltd.	2,033	$ 1,843,138
		8,747,205
INTERNET SOFTWARE & SERVICES — 0.6%
Appfolio, Inc. Class A (b)	6,079	371,731
NIC, Inc.	21,589	335,709
XO Group, Inc. (b)	12,694	406,208
		1,113,648
IT SERVICES — 1.7%
Convergys Corp.	19,024	464,947
CSG Systems International, Inc.	8,301	339,262
EVERTEC, Inc.	18,902	413,009
ExlService Holdings, Inc. (b)	5,958	337,282
ManTech International Corp. Class A	8,887	476,699
Perficient, Inc. (b)	11,178	294,764
Science Applications International Corp.	3,713	300,493
Sykes Enterprises, Inc. (b)	15,134	435,556
Travelport Worldwide, Ltd.	20,117	372,969
		3,434,981
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	20,318	385,432
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Luminex Corp.	25,254	745,751
MACHINERY — 2.3%
Actuant Corp. Class A	15,779	463,114
Albany International Corp. Class A	5,608	337,321
Barnes Group, Inc.	6,493	382,438
Briggs & Stratton Corp.	13,336	234,847
ESCO Technologies, Inc.	6,780	391,206
Gencor Industries, Inc. (b)	16,797	271,271
Hillenbrand, Inc.	10,506	495,358
Lindsay Corp.	5,742	556,917
Mueller Industries, Inc.	11,719	345,828
RBC Bearings, Inc. (b)	2,776	357,576
Timken Co.	7,032	306,244
Watts Water Technologies, Inc. Class A	6,411	502,622
		4,644,742
MEDIA — 2.2%
AMC Networks, Inc. Class A (a) (b)	7,224	449,333
IMAX Corp. (b)	13,963	309,280
Loral Space & Communications, Inc. (b)	11,141	418,901
Manchester United PLC Class A (a)	24,542	505,565
Marcus Corp.	13,761	447,232
Meredith Corp. (a)	4,732	241,332
MSG Networks, Inc. Class A (b)	13,324	319,110
New Media Investment Group, Inc.	17,187	317,616
Reading International, Inc. Class A (b)	15,623	249,187
Scholastic Corp.	14,267	632,171
TEGNA, Inc.	20,702	224,617
Tribune Media Co. Class A	8,244	315,498
		4,429,842
Security Description	Shares	Value
METALS & MINING — 0.8%
Commercial Metals Co.	10,937	$ 230,880
Compass Minerals International, Inc. (a)	8,260	543,095
Kaiser Aluminum Corp.	5,111	532,106
Worthington Industries, Inc.	5,664	237,718
		1,543,799
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.6%
AG Mortgage Investment Trust, Inc. REIT	38,089	715,692
Anworth Mortgage Asset Corp. REIT	162,249	806,378
Apollo Commercial Real Estate Finance, Inc. REIT (a)	111,765	2,043,064
Arbor Realty Trust, Inc. REIT (a)	83,318	869,007
Ares Commercial Real Estate Corp. REIT	48,720	672,823
ARMOUR Residential REIT, Inc. (a)	30,023	684,825
Blackstone Mortgage Trust, Inc. Class A REIT (a)	29,597	930,234
Capstead Mortgage Corp. REIT	174,125	1,558,419
Cherry Hill Mortgage Investment Corp. REIT	21,289	380,222
Chimera Investment Corp. REIT	53,811	983,665
Dynex Capital, Inc. REIT	98,915	645,915
Invesco Mortgage Capital, Inc. REIT	45,497	723,402
Ladder Capital Corp. REIT	42,881	669,801
MFA Financial, Inc. REIT	185,459	1,405,779
MTGE Investment Corp. REIT	42,994	842,682
PennyMac Mortgage Investment Trust REIT	38,287	727,070
Sutherland Asset Management Corp. REIT	45,029	731,721
Two Harbors Investment Corp. REIT	74,756	1,181,145
Western Asset Mortgage Capital Corp. REIT (a)	67,104	699,224
		17,271,068
MULTI-UTILITIES — 0.4%
Unitil Corp.	16,696	852,164
OIL, GAS & CONSUMABLE FUELS — 1.9%
Delek US Holdings, Inc.	3,126	156,831
Evolution Petroleum Corp.	22,774	224,324
Green Plains, Inc.	6,446	117,962
Gulfport Energy Corp. (b)	15,636	196,544
Kosmos Energy, Ltd. (b)	24,608	203,508
Matador Resources Co. (b)	3,906	117,375
NextDecade Corp. (b)	109,504	749,007
Panhandle Oil and Gas, Inc. Class A	6,836	130,568
Par Pacific Holdings, Inc. (b)	10,328	179,501
PBF Energy, Inc. Class A	4,721	197,952
Permian Basin Royalty Trust (a)	26,881	250,800
QEP Resources, Inc. (b)	12,108	148,444
Renewable Energy Group, Inc. (a) (b)	10,449	186,515
Sabine Royalty Trust (a)	7,336	345,159
San Juan Basin Royalty Trust	12,695	73,504
SemGroup Corp. Class A (a)	5,370	136,398

See accompanying notes to financial statements.
91

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Ship Finance International, Ltd.	28,576	$ 427,211
		3,841,603
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	5,040	427,644
PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a) (b)	10,842	547,087
Medifast, Inc.	3,222	516,036
		1,063,123
PHARMACEUTICALS — 0.3%
Amphastar Pharmaceuticals, Inc. (b)	6,153	93,895
Mallinckrodt PLC (a) (b)	7,813	145,790
Medicines Co. (a) (b)	4,004	146,947
Prestige Brands Holdings, Inc. (a) (b)	7,592	291,381
		678,013
PROFESSIONAL SERVICES — 1.2%
CBIZ, Inc. (b)	25,598	588,754
Exponent, Inc.	13,117	633,551
Forrester Research, Inc.	10,963	459,898
ICF International, Inc.	5,250	373,013
Kelly Services, Inc. Class A	12,054	270,612
		2,325,828
ROAD & RAIL — 0.6%
Heartland Express, Inc.	18,856	349,779
Marten Transport, Ltd.	13,245	310,595
Werner Enterprises, Inc.	11,631	436,744
		1,097,118
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Cabot Microelectronics Corp.	3,113	334,834
Diodes, Inc. (b)	9,181	316,469
DSP Group, Inc. (b)	23,745	295,625
Kulicke & Soffa Industries, Inc.	9,669	230,316
Nova Measuring Instruments, Ltd. (a) (b)	10,548	287,433
Photronics, Inc. (b)	28,687	228,779
Rudolph Technologies, Inc. (b)	8,009	237,066
Xperi Corp.	10,058	161,934
		2,092,456
SOFTWARE — 2.2%
ACI Worldwide, Inc. (b)	19,796	488,367
Agilysys, Inc. (b)	26,133	405,062
American Software, Inc. Class A	38,442	560,100
Bottomline Technologies de, Inc. (a) (b)	9,970	496,805
CommVault Systems, Inc. (b)	4,371	287,830
Magic Software Enterprises, Ltd.	34,028	280,731
Manhattan Associates, Inc. (b)	5,273	247,884
MicroStrategy, Inc. Class A (b)	1,936	247,324
Monotype Imaging Holdings, Inc.	10,543	214,023
Progress Software Corp.	11,871	460,832
Verint Systems, Inc. (b)	9,317	413,209
Zix Corp. (b)	56,027	301,986
		4,404,153
Security Description	Shares	Value
SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc. (a)	15,527	$ 309,375
Cato Corp. Class A	17,975	442,545
Dick's Sporting Goods, Inc.	6,934	244,424
Guess?, Inc.	16,308	348,991
Haverty Furniture Cos., Inc.	12,206	263,650
Monro, Inc. (a)	6,263	363,880
Murphy USA, Inc. (b)	4,090	303,846
Sally Beauty Holdings, Inc. (a) (b)	25,335	406,120
Sonic Automotive, Inc. Class A	14,453	297,732
		2,980,563
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Electronics For Imaging, Inc. (b)	8,815	287,016
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Culp, Inc.	10,629	260,942
Steven Madden, Ltd.	10,303	547,089
Unifi, Inc. (b)	7,812	247,641
Wolverine World Wide, Inc.	9,499	330,280
		1,385,952
THRIFTS & MORTGAGE FINANCE — 7.2%
BankFinancial Corp.	29,501	520,693
Capitol Federal Financial, Inc.	118,997	1,566,001
Charter Financial Corp.	24,955	602,663
Dime Community Bancshares, Inc.	34,406	670,917
Entegra Financial Corp. (b)	12,403	363,408
FS Bancorp, Inc.	5,566	352,049
Home Bancorp, Inc.	15,041	700,159
Kearny Financial Corp.	101,622	1,366,816
Meridian Bancorp, Inc.	56,801	1,087,739
Northfield Bancorp, Inc.	74,919	1,245,154
Northwest Bancshares, Inc. (a)	58,983	1,025,714
Oritani Financial Corp.	75,143	1,217,317
Territorial Bancorp, Inc.	15,924	493,644
Timberland Bancorp, Inc.	12,306	459,506
United Financial Bancorp, Inc.	41,853	733,265
Washington Federal, Inc.	17,675	577,972
Waterstone Financial, Inc.	43,949	749,330
Western New England Bancorp, Inc.	54,419	598,609
		14,330,956
TOBACCO — 0.6%
Universal Corp.	7,433	490,950
Vector Group, Ltd.	39,739	758,220
		1,249,170
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	5,984	419,777
GATX Corp.	5,708	423,705
Kaman Corp.	12,083	842,064
MRC Global, Inc. (b)	7,519	162,937
Nexeo Solutions, Inc. (b)	45,697	417,214
NOW, Inc. (a) (b)	15,813	210,787
Rush Enterprises, Inc. Class A (b)	7,063	306,393
		2,782,877

See accompanying notes to financial statements.
92

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp. (a)	9,083	$ 383,303
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	18,915	284,671
Telephone & Data Systems, Inc.	12,013	329,396
		614,067
TOTAL COMMON STOCKS (Cost $186,308,562)		198,820,352
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	229,657	229,657
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,526,649	2,526,649
TOTAL SHORT-TERM INVESTMENTS (Cost $2,756,306)		2,756,306
TOTAL INVESTMENTS — 100.9% (Cost $189,064,868)		201,576,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,837,966)
NET ASSETS — 100.0%		$ 199,738,692

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,315,361	$—	$—	$ 1,315,361
Air Freight & Logistics	485,047	—	—	485,047
Airlines	189,945	—	—	189,945
Auto Components	1,233,756	—	—	1,233,756
Banks	21,054,042	—	—	21,054,042
Biotechnology	1,021,470	—	—	1,021,470
Building Products	703,584	—	—	703,584
Chemicals	3,914,386	—	—	3,914,386
Commercial Services & Supplies	6,678,754	—	—	6,678,754
Communications Equipment	2,650,445	—	—	2,650,445
Construction & Engineering	551,293	—	—	551,293
Containers & Packaging	1,369,053	—	—	1,369,053
Distributors	368,623	—	—	368,623
Diversified Consumer Services	839,815	—	—	839,815
Diversified Financial Services	1,376,250	—	—	1,376,250
Diversified Telecommunication Services	1,784,633	—	—	1,784,633
Electric Utilities	3,816,912	—	—	3,816,912
Electrical Equipment	1,074,016	—	—	1,074,016
Electronic Equipment, Instruments & Components	4,807,384	—	—	4,807,384
Energy Equipment & Services	1,698,645	—	—	1,698,645
Equity Real Estate Investment Trusts (REITS)	32,854,025	—	—	32,854,025
See accompanying notes to financial statements.
93

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Food & Staples Retailing	$ 654,778	$—	$—	$ 654,778
Food Products	2,652,251	—	—	2,652,251
Gas Utilities	1,754,189	—	—	1,754,189
Health Care Equipment & Supplies	5,639,244	—	—	5,639,244
Health Care Providers & Services	5,553,528	—	—	5,553,528
Health Care Technology	1,463,192	—	—	1,463,192
Hotels, Restaurants & Leisure	5,809,613	—	—	5,809,613
Household Durables	1,513,748	—	—	1,513,748
Household Products	675,090	—	—	675,090
Independent Power Producers & Energy Traders	204,806	—	—	204,806
Insurance	8,747,205	—	—	8,747,205
Internet Software & Services	1,113,648	—	—	1,113,648
IT Services	3,434,981	—	—	3,434,981
Leisure Equipment & Products	385,432	—	—	385,432
Life Sciences Tools & Services	745,751	—	—	745,751
Machinery	4,644,742	—	—	4,644,742
Media	4,429,842	—	—	4,429,842
Metals & Mining	1,543,799	—	—	1,543,799
Mortgage Real Estate Investment Trust (REITs)	17,271,068	—	—	17,271,068
Multi-Utilities	852,164	—	—	852,164
Oil, Gas & Consumable Fuels	3,841,603	—	—	3,841,603
Paper & Forest Products	427,644	—	—	427,644
Personal Products	1,063,123	—	—	1,063,123
Pharmaceuticals	678,013	—	—	678,013
Professional Services	2,325,828	—	—	2,325,828
Road & Rail	1,097,118	—	—	1,097,118
Semiconductors & Semiconductor Equipment	2,092,456	—	—	2,092,456
Software	4,404,153	—	—	4,404,153
Specialty Retail	2,980,563	—	—	2,980,563
Technology Hardware, Storage & Peripherals	287,016	—	—	287,016
Textiles, Apparel & Luxury Goods	1,385,952	—	—	1,385,952
Thrifts & Mortgage Finance	14,330,956	—	—	14,330,956
Tobacco	1,249,170	—	—	1,249,170
Trading Companies & Distributors	2,782,877	—	—	2,782,877
Transportation Infrastructure	383,303	—	—	383,303
Wireless Telecommunication Services	614,067	—	—	614,067
Short-Term Investments	2,756,306	—	—	2,756,306
TOTAL INVESTMENTS	$201,576,658	$—	$—	$201,576,658
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	495,051	$ 495,051	$27,724,013	$27,989,407	$—	$—	229,657	$ 229,657	$10,733	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,879,856	3,879,856	27,477,219	28,830,426	—	—	2,526,649	2,526,649	83,513	—
Total		$4,374,907	$55,201,232	$56,819,833	$—	$—		$2,756,306	$94,246	$—
See accompanying notes to financial statements.
94

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95

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$403,918,385	$600,035,374	$454,764,859
Investments in affiliated issuers, at value	815,511	2,735,394	2,482,024
Total Investments	404,733,896	602,770,768	457,246,883
Cash	4,917	7,293	5,218
Receivable for investments sold	—	—	—
Receivable due from affiliates	—	—	—
Dividends receivable — unaffiliated issuers	1,068,213	586,391	706,942
Dividends receivable — affiliated issuers	764	2,912	866
Securities lending income receivable — unaffiliated issuers	2,216	1,295	2,309
Securities lending income receivable — affiliated issuers	552	1,513	611
TOTAL ASSETS	405,810,558	603,370,172	457,962,829
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	446,861	1,693,489	2,184,264
Payable for investments purchased	313,650	—	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable	69,974	103,451	78,211
Trustees’ fees and expenses payable	98	118	110
Accrued expenses and other liabilities	843	2,284	2,513
TOTAL LIABILITIES	831,426	1,799,342	2,265,098
NET ASSETS	$404,979,132	$601,570,830	$455,697,731
NET ASSETS CONSIST OF:
Paid-in Capital	$380,025,937	$559,523,700	$411,316,501
Undistributed (distribution in excess of) net investment income (loss)	—	—	—
Accumulated net realized gain (loss) on investments	(8,874,844)	(6,324,345)	(7,338,380)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	33,828,039	48,339,947	51,719,610
Investments — affiliated issuers	—	31,528	—
NET ASSETS	$404,979,132	$601,570,830	$455,697,731
NET ASSET VALUE PER SHARE
Net asset value per share	$ 70.43	$ 72.92	$ 72.91
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,750,000	8,250,000	6,250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$370,090,346	$551,695,427	$403,045,249
Investments in affiliated issuers	815,511	2,703,866	2,482,024
Total cost of investments	$370,905,857	$554,399,293	$405,527,273
* Includes investments in securities on loan, at value	$ 13,686,859	$ 11,606,631	$ 15,583,254
See accompanying notes to financial statements.
96

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$15,503,585	$15,188,340	$29,670,860	$103,367,976	$198,820,352
180,444	78,028	107,081	131,783	2,756,306
15,684,029	15,266,368	29,777,941	103,499,759	201,576,658
—	—	79	—	2
—	7,073	39,880	—	294,635
—	27,274	—	—	—
12,114	15,358	14,480	163,201	579,921
700	111	269	484	474
66	66	26	279	1,851
8	73	52	—	4,605
15,696,917	15,316,323	29,832,727	103,663,723	202,458,146

—	27,014	—	—	—
18,983	56,359	39,438	—	2,526,649
—	—	52,711	—	164,689
—	—	—	—	7,852
4,606	1,594	3,075	10,298	20,205
2	3	5	20	59
—	—	—	—	—
23,591	84,970	95,229	10,318	2,719,454
$15,673,326	$15,231,353	$29,737,498	$103,653,405	$199,738,692

$15,681,309	$15,941,263	$28,554,475	$ 95,219,026	$194,915,580
—	—	66,052	—	—
(290,964)	(310,859)	(704,259)	(1,331,233)	(7,688,678)

285,631	(398,052)	1,819,828	9,765,612	12,511,790
(2,650)	(999)	1,402	—	—
$15,673,326	$15,231,353	$29,737,498	$103,653,405	$199,738,692

$ 62.69	$ 101.54	$ 118.95	$ 90.13	$ 95.11
250,000	150,000	250,000	1,150,000	2,100,000

$15,217,954	$15,586,392	$27,851,032	$ 93,602,364	$186,308,562
183,094	79,027	105,679	131,783	2,756,306
$15,401,048	$15,665,419	$27,956,711	$ 93,734,147	$189,064,868
$ 494,150	$ 456,002	$ 275,057	$ 2,718,635	$ 16,327,907
97

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$13,394,620	$ 9,619,730	$ 9,354,986
Dividend income — affiliated issuers	14,035	23,253	13,079
Unaffiliated securities lending income	42,127	28,629	35,522
Affiliated securities lending income	17,536	17,245	5,396
Foreign taxes withheld	(912)	(654)	(93)
TOTAL INVESTMENT INCOME (LOSS)	13,467,406	9,688,203	9,408,890
EXPENSES
Advisory fee	804,344	1,083,435	906,702
Trustees’ fees and expenses	6,942	8,963	7,758
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	811,286	1,092,398	914,460
NET INVESTMENT INCOME (LOSS)	12,656,120	8,595,805	8,494,430
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,315,108)	(567,474)	(6,534,997)
Investments — affiliated issuers	—	79,721	—
In-kind redemptions — unaffiliated issuers	38,255,504	41,264,236	35,507,385
In-kind redemptions — affiliated issuers	—	2,942	—
Net realized gain (loss)	29,940,396	40,779,425	28,972,388
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,825,124	15,904,392	9,951,280
Investments — affiliated issuers	—	(26,463)	—
Net change in unrealized appreciation/depreciation	4,825,124	15,877,929	9,951,280
NET REALIZED AND UNREALIZED GAIN (LOSS)	34,765,520	56,657,354	38,923,668
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$47,421,640	$65,253,159	$47,418,098
See accompanying notes to financial statements.
98

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

199,714	$ 294,494	$ 387,749	$ 2,002,739	$ 5,605,555
2,518	727	1,192	4,063	10,733
401	638	427	2,336	32,253
115	806	699	9	83,513
—	(3)	—	—	(4,653)
202,748	296,662	390,067	2,009,147	5,727,401

43,531	15,864	29,166	111,530	257,769
182	194	365	1,552	3,792
114	1,638	167	178	204
43,827	17,696	29,698	113,260	261,765
158,921	278,966	360,369	1,895,887	5,465,636

(83,387)	(266,275)	150,835	(1,317,455)	(7,092,428)
5,409	338	2,254	—	—
1,459,550	2,553,063	3,919,598	3,200,657	22,291,704
6,651	3,607	4,404	—	—
1,388,223	2,290,733	4,077,091	1,883,202	15,199,276

(310,031)	(1,187,664)	(564,868)	4,044,729	1,831,693
(13,948)	(3,235)	(4,540)	—	—
(323,979)	(1,190,899)	(569,408)	4,044,729	1,831,693
1,064,244	1,099,834	3,507,683	5,927,931	17,030,969
$1,223,165	$ 1,378,800	$3,868,052	$ 7,823,818	$22,496,605
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,656,120	$ 11,771,072	$ 8,595,805	$ 6,897,039
Net realized gain (loss)	29,940,396	30,582,522	40,779,425	32,993,759
Net change in unrealized appreciation/depreciation	4,825,124	16,402,744	15,877,929	14,628,183
Net increase (decrease) in net assets resulting from operations	47,421,640	58,756,338	65,253,159	54,518,981
Net equalization credits and charges	(11,954)	1,705	140,239	(1,716)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,454,538)	(12,181,162)	(8,901,247)	(7,114,030)
Net realized gains	(29,957,450)	(11,866,661)	(31,986,727)	—
Total distributions to shareholders	(43,411,988)	(24,047,823)	(40,887,974)	(7,114,030)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	124,584,628	3,405,679	270,896,971	75,781,411
Cost of shares redeemed	(120,920,703)	—	(162,823,725)	—
Net income equalization	11,954	(1,705)	(140,239)	1,716
Net increase (decrease) in net assets from beneficial interest transactions	3,675,879	3,403,974	107,933,007	75,783,127
Voluntary contribution from Adviser	—	—	—	—
Net increase (decrease) in net assets during the period	7,673,577	38,114,194	132,438,431	123,186,362
Net assets at beginning of period	397,305,555	359,191,361	469,132,399	345,946,037
NET ASSETS AT END OF PERIOD	$ 404,979,132	$397,305,555	$ 601,570,830	$469,132,399
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,750,000	50,000	3,650,000	1,150,000
Shares redeemed	(1,700,000)	—	(2,200,000)	—
Net increase (decrease)	50,000	50,000	1,450,000	1,150,000
See accompanying notes to financial statements.
100

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF		SPDR S&P 1500 Value Tilt ETF
Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17

$ 8,494,430	$ 7,782,796	$ 158,921	$ 108,262	$ 278,966	$ 142,323
28,972,388	23,994,986	1,388,223	532,214	2,290,733	(40,550)
9,951,280	23,139,947	(323,979)	1,035,113	(1,190,899)	840,068
47,418,098	54,917,729	1,223,165	1,675,589	1,378,800	941,841
16,120	24,699	5,499	(1,399)	10,283	(1,082)

(8,846,219)	(7,993,229)	(245,042)	(111,367)	(290,092)	(140,557)
(22,883,294)	(6,923,104)	—	—	—	—
(31,729,513)	(14,916,333)	(245,042)	(111,367)	(290,092)	(140,557)

136,166,656	13,219,684	12,731,816	—	15,168,653	4,482,464
(128,579,316)	(6,661,191)	(6,435,657)	(2,409,602)	(10,254,116)	—
(16,120)	(24,699)	(5,499)	1,399	(10,283)	1,082
7,571,220	6,533,794	6,290,660	(2,408,203)	4,904,254	4,483,546
—	—	—	12,650	—	—
23,275,925	46,559,889	7,274,282	(832,730)	6,003,245	5,283,748
432,421,806	385,861,917	8,399,044	9,231,774	9,228,108	3,944,360
$ 455,697,731	$432,421,806	$15,673,326	$ 8,399,044	$ 15,231,353	$9,228,108
$ —	$ —	$ —	$ —	$ —	$ 1,144

1,850,000	200,000	200,000	—	150,000	50,000
(1,750,000)	(100,000)	(100,000)	(50,000)	(100,000)	—
100,000	100,000	100,000	(50,000)	50,000	50,000
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 360,369	$ 332,307	$ 1,895,887	$ 1,695,018
Net realized gain (loss)	4,077,091	1,134,131	1,883,202	5,440,084
Net change in unrealized appreciation/depreciation	(569,408)	694,894	4,044,729	718,790
Net increase (decrease) in net assets resulting from operations	3,868,052	2,161,332	7,823,818	7,853,892
Net equalization credits and charges	(1,313)	17,227	25,345	(16,181)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(364,968)	(359,064)	(1,929,685)	(1,732,685)
Net realized gains	—	—	(2,165,355)	(76,050)
Total distributions to shareholders	(364,968)	(359,064)	(4,095,040)	(1,808,735)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	17,906,583	5,115,111	35,672,557	24,396,545
Cost of shares redeemed	(11,983,403)	(4,745,363)	(13,408,638)	(20,650,488)
Net income equalization	1,313	(17,227)	(25,345)	16,181
Net increase (decrease) in net assets from beneficial interest transactions	5,924,493	352,521	22,238,574	3,762,238
Net increase (decrease) in net assets during the period	9,426,264	2,172,016	25,992,697	9,791,214
Net assets at beginning of period	20,311,234	18,139,218	77,660,708	67,869,494
NET ASSETS AT END OF PERIOD	$ 29,737,498	$20,311,234	$103,653,405	$ 77,660,708
Undistributed (distribution in excess of) net investment income (loss)	$ 66,052	$ 75,204	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	50,000	400,000	300,000
Shares redeemed	(100,000)	(50,000)	(150,000)	(250,000)
Net increase (decrease)	50,000	—	250,000	50,000
See accompanying notes to financial statements.
102

SPDR SSGA US Small Cap Low Volatility Index ETF
Year Ended 6/30/18	Year Ended 6/30/17

$ 5,465,636	$ 3,567,865
15,199,276	14,906,340
1,831,693	7,921,641
22,496,605	26,395,846
(217,257)	616,448

(5,632,716)	(4,738,803)
(11,887,231)	(580,020)
(17,519,947)	(5,318,823)

113,637,240	133,617,165
(130,591,983)	(9,022,098)
217,257	(616,448)
(16,737,486)	123,978,619
(11,978,085)	145,672,090
211,716,777	66,044,687
$ 199,738,692	$211,716,777
$ —	$ (586)

1,250,000	1,550,000
(1,450,000)	(100,000)
(200,000)	1,450,000
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 69.70	$ 63.57	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.21	2.08	1.21
Net realized and unrealized gain (loss) (b)	6.14	8.30	3.48
Total from investment operations	8.35	10.38	4.69
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(2.36)	(2.15)	(1.13)
Net realized gains	(5.26)	(2.10)	—
Total distributions	(7.62)	(4.25)	(1.13)
Net asset value, end of period	$ 70.43	$ 69.70	$ 63.57
Total return (d)	12.25%	16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$404,979	$397,306	$359,191
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%(e)
Net investment income (loss)	3.15%	3.06%	3.50%(e)
Portfolio turnover rate (f)	36%	42%	44%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 68.99	$ 61.23	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.16	1.11	0.65
Net realized and unrealized gain (loss) (b)	8.38	7.80	1.19
Total from investment operations	9.54	8.91	1.84
Net equalization credits and charges (a)	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.19)	(1.15)	(0.61)
Net realized gains	(4.44)	—	—
Total distributions	(5.63)	(1.15)	(0.61)
Net asset value, end of period	$ 72.92	$ 68.99	$ 61.23
Total return (d)	13.97%	14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$601,571	$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.59%	1.70%	1.91%(e)
Portfolio turnover rate (f)	112%	101%	55%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 70.31	$ 63.78	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.36	1.26	0.79
Net realized and unrealized gain (loss) (b)	6.31	7.69	3.73
Total from investment operations	7.67	8.95	4.52
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.41)	(1.29)	(0.75)
Net realized gains	(3.66)	(1.13)	—
Total distributions	(5.07)	(2.42)	(0.75)
Net asset value, end of period	$ 72.91	$ 70.31	$ 63.78
Total return (d)	11.03%	14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$455,698	$432,422	$385,862
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.87%	1.88%	2.28%(e)
Portfolio turnover rate (f)	31%	37%	68%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Buyback ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 2/4/15* - 6/30/15
Net asset value, beginning of period	$ 55.99	$46.16	$50.09	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	0.71	0.78	0.26
Net realized and unrealized gain (loss) (b)	7.06	9.79	(3.50)	—
Total from investment operations	7.84	10.50	(2.72)	0.26
Net equalization credits and charges (a)	0.03	(0.01)	(0.01)	0.07
Distributions to shareholders from:
Net investment income	(1.17)	(0.74)	(0.80)	(0.24)
Net realized gains	—	—	(0.40)	—
Total distributions	(1.17)	(0.74)	(1.20)	(0.24)
Net asset value, end of period	$ 62.69	$55.99	$46.16	$ 50.09
Total return (c)	14.08%	23.02%(d)	(5.43)%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,673	$8,399	$9,232	$15,028
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	1.28%	1.36%	1.65%	1.28%(e)
Portfolio turnover rate (f)	78%	97%	98%	18%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2017, the total return would have remained 22.82%. See Note 3.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 92.28	$78.89	$83.36	$ 84.11	$70.33
Income (loss) from investment operations:
Net investment income (loss) (a)	2.11	1.89	1.88	1.74	1.45
Net realized and unrealized gain (loss) (b)	9.18	13.40	(1.28)	2.19	15.16
Total from investment operations	11.29	15.29	0.60	3.93	16.61
Net equalization credits and charges (a)	0.08	(0.01)	(0.05)	0.10	—
Distributions to shareholders from:
Net investment income	(2.11)	(1.89)	(1.92)	(1.71)	(1.45)
Net realized gains	—	—	(3.10)	(3.07)	(1.38)
Total distributions	(2.11)	(1.89)	(5.02)	(4.78)	(2.83)
Net asset value, end of period	$101.54	$92.28	$78.89	$ 83.36	$84.11
Total return (c)	12.38%	19.51%	0.87%	4.76%	23.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,231	$9,228	$3,944	$12,504	$8,411
Ratios to average net assets:
Total expenses	0.13%	0.12%	0.13%	0.24%	0.35%
Net investment income (loss)	2.11%	2.14%	2.37%	2.06%	1.87%
Portfolio turnover rate (d)	14%	18%	12%	12%	12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$101.56	$ 90.70	$ 88.05	$ 83.39	$ 67.80
Income (loss) from investment operations:
Net investment income (loss) (a)	1.68	1.85	1.58	1.39	1.06
Net realized and unrealized gain (loss) (b)	17.44	10.81	2.72	4.85	15.94
Total from investment operations	19.12	12.66	4.30	6.24	17.00
Net equalization credits and charges (a)	(0.01)	0.10	(0.04)	(0.03)	(0.01)
Distributions to shareholders from:
Net investment income	(1.72)	(1.90)	(1.61)	(1.27)	(1.00)
Net realized gains	—	—	—	(0.28)	(0.40)
Total distributions	(1.72)	(1.90)	(1.61)	(1.55)	(1.40)
Net asset value, end of period	$118.95	$101.56	$ 90.70	$ 88.05	$ 83.39
Total return (c)	18.91%	14.20%	4.93%	7.47%	25.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,737	$20,311	$18,139	$17,611	$12,508
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.25%	0.35%
Net investment income (loss)	1.48%	1.95%	1.82%	1.61%	1.38%
Portfolio turnover rate (d)	55%	75%	62%	70%	55%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 86.29	$ 79.85	$ 72.41	$ 72.96	$ 62.81
Income (loss) from investment operations:
Net investment income (loss) (a)	1.83	1.75	1.97	1.79	1.63
Net realized and unrealized gain (loss) (b)	6.01	6.61	7.50	2.93	10.80
Total from investment operations	7.84	8.36	9.47	4.72	12.43
Net equalization credits and charges (a)	0.02	(0.02)	0.26	0.11	—
Distributions to shareholders from:
Net investment income	(1.85)	(1.82)	(1.94)	(1.71)	(1.55)
Net realized gains	(2.17)	(0.08)	(0.35)	(3.67)	(0.73)
Total distributions	(4.02)	(1.90)	(2.29)	(5.38)	(2.28)
Net asset value, end of period	$ 90.13	$ 86.29	$ 79.85	$ 72.41	$ 72.96
Total return (c)	9.16%	10.59%	13.72%	6.50%	20.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$103,653	$77,661	$67,869	$28,962	$10,944
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.15%	0.20%
Net investment income (loss)	2.04%	2.14%	2.64%	2.41%	2.40%
Portfolio turnover rate (d)	20%	108%	68%	75%	59%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 92.05	$ 77.70	$ 77.00	$ 73.85	$ 62.28
Income (loss) from investment operations:
Net investment income (loss) (a)	2.35	1.94	2.23	1.97	1.84
Net realized and unrealized gain (loss) (b)	8.23	14.83	0.49	3.40	12.33
Total from investment operations	10.58	16.77	2.72	5.37	14.17
Net equalization credits and charges (a)	(0.09)	0.33	0.23	(0.18)	0.20
Distributions to shareholders from:
Net investment income	(2.48)	(2.45)	(2.15)	(1.65)	(1.90)
Net realized gains	(4.95)	(0.30)	(0.10)	(0.39)	(0.90)
Total distributions	(7.43)	(2.75)	(2.25)	(2.04)	(2.80)
Net asset value, end of period	$ 95.11	$ 92.05	$ 77.70	$ 77.00	$ 73.85
Total return (c)	11.80%	22.11%	4.00%	7.06%	23.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$199,739	$211,717	$66,045	$34,649	$14,770
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.18%	0.25%
Net investment income (loss)	2.54%	2.17%	2.97%	2.59%	2.65%
Portfolio turnover rate (d)	41%	158%	62%	38%	54%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
112

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
113

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2018:
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
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Annual Rate
SPDR Russell 1000 Low Volatility Focus ETF	0.20%
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
The Adviser pays all operating expenses of each Fund other than management fee, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.
On January 23, 2017, the Adviser agreed to make a voluntary contribution of $12,650 to the SPDR S&P 500 Buyback ETF in connection with a portfolio matter.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
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Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the SPDR S& P 1500 Value Tilt ETF has a cash overdraft related to investment operations of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$143,570,860	$172,002,160
SPDR Russell 1000 Momentum Focus ETF	602,027,942	633,976,052
SPDR Russell 1000 Low Volatility Focus ETF	129,326,196	150,197,991
SPDR S&P 500 Buyback ETF	9,688,115	9,856,807
SPDR S&P 1500 Value Tilt ETF	1,854,430	1,938,227
SPDR S&P 1500 Momentum Tilt ETF	13,262,182	13,471,248
SPDR SSGA US Large Cap Low Volatility Index ETF	18,779,919	21,402,149
SPDR SSGA US Small Cap Low Volatility Index ETF	87,483,629	96,380,129
For the period ended June 30, 2018,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$124,599,514	$121,829,310	$38,255,504
SPDR Russell 1000 Momentum Focus ETF	263,800,046	154,335,653	41,267,178
SPDR Russell 1000 Low Volatility Focus ETF	136,139,620	129,574,244	35,507,385
SPDR S&P 500 Buyback ETF	12,701,621	6,329,625	1,466,201
SPDR S&P 1500 Value Tilt ETF	15,160,650	10,096,202	2,556,670
SPDR S&P 1500 Momentum Tilt ETF	17,923,759	11,710,800	3,924,002
SPDR SSGA US Large Cap Low Volatility Index ETF	35,668,144	13,036,181	3,200,657
SPDR SSGA US Small Cap Low Volatility Index ETF	113,409,046	132,443,416	22,291,704
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee
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may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The Tax Act under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”,) a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, wash sale loss deferrals, partnership basis adjustments, passive foreign investment companies, and nontaxable dividend adjustments to income.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$31,510,005	$11,901,983	$43,411,988
SPDR Russell 1000 Momentum Focus ETF	17,159,314	23,728,660	40,887,974
SPDR Russell 1000 Low Volatility Focus ETF	22,009,263	9,720,250	31,729,513
SPDR S&P 500 Buyback ETF	245,042	—	245,042
SPDR S&P 1500 Value Tilt ETF	290,092	—	290,092
SPDR S&P 1500 Momentum Tilt ETF	364,968	—	364,968
SPDR SSGA US Large Cap Low Volatility Index ETF	4,086,067	8,973	4,095,040
SPDR SSGA US Small Cap Low Volatility Index ETF	14,337,465	3,182,482	17,519,947
The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$ 24,013,335	$ 34,488	$ 24,047,823
SPDR Russell 1000 Momentum Focus ETF	7,114,030	—	7,114,030
SPDR Russell 1000 Low Volatility Focus ETF	14,895,632	20,701	14,916,333
SPDR S&P 500 Buyback ETF	111,367	—	111,367
SPDR S&P 1500 Value Tilt ETF	140,557	—	140,557
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June 30, 2018

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 1500 Momentum Tilt ETF	$ 359,064	$ —	$ 359,064
SPDR SSGA US Large Cap Low Volatility Index ETF	1,732,685	76,050	1,808,735
SPDR SSGA US Small Cap Low Volatility Index ETF	4,738,803	580,020	5,318,823
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Russell 1000 Yield Focus ETF	$ —	$ —	$—	$33,844,622	$(8,891,427)	$24,953,195
SPDR Russell 1000 Momentum Focus ETF	—	—	—	48,176,749	(6,129,619)	42,047,130
SPDR Russell 1000 Low Volatility Focus ETF	—	—	—	51,639,255	(7,258,025)	44,381,230
SPDR S&P 500 Buyback ETF	—	(289,379)	—	281,396	—	(7,983)
SPDR S&P 1500 Value Tilt ETF	—	(301,963)	—	(407,948)	—	(709,911)
SPDR S&P 1500 Momentum Tilt ETF	66,052	(700,814)	—	1,817,785	—	1,183,023
SPDR SSGA US Large Cap Low Volatility Index ETF	—	—	—	9,757,982	(1,323,603)	8,434,379
SPDR SSGA US Small Cap Low Volatility Index ETF	—	—	—	12,467,034	(7,643,924)	4,823,110

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 500 Buyback ETF	$289,379	$ —
SPDR S&P 1500 Value Tilt ETF	71,622	230,341
SPDR S&P 1500 Momentum Tilt ETF	700,814	—
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$370,889,274	$42,947,971	$9,103,349	$33,844,622
SPDR Russell 1000 Momentum Focus ETF	554,594,019	54,016,443	5,839,693	48,176,750
SPDR Russell 1000 Low Volatility Focus ETF	405,607,628	59,861,442	8,222,187	51,639,255
SPDR S&P 500 Buyback ETF	15,402,633	837,564	556,168	281,396
SPDR S&P 1500 Value Tilt ETF	15,674,316	248,585	656,533	(407,948)
SPDR S&P 1500 Momentum Tilt ETF	27,960,156	2,162,032	344,247	1,817,785
SPDR SSGA US Large Cap Low Volatility Index ETF	93,741,777	11,322,674	1,564,692	9,757,982
SPDR SSGA US Small Cap Low Volatility Index ETF	189,109,623	17,734,478	5,267,443	12,467,035
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash
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collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$ 13,686,859	$ 446,861	$ 13,563,947	$ 14,010,808
SPDR Russell 1000 Momentum Focus ETF	11,606,631	1,693,489	10,201,262	11,894,751
SPDR Russell 1000 Low Volatility Focus ETF	15,583,254	2,184,264	13,773,848	15,958,112
SPDR S&P 500 Buyback ETF	494,150	18,983	492,152	511,135
SPDR S&P 1500 Value Tilt ETF	456,002	56,359	412,033	468,392
SPDR S&P 1500 Momentum Tilt ETF	275,057	39,438	242,239	281,677
SPDR SSGA US Large Cap Low Volatility Index ETF	2,718,635	—	2,790,825	2,790,825
SPDR SSGA US Small Cap Low Volatility Index ETF	16,327,907	2,526,649	14,357,581	16,884,230
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$ 446,861	$—	$—	$—	$ 446,861	$ 446,861
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	1,693,489	—	—	—	1,693,489	1,693,489
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	2,184,264	—	—	—	2,184,264	2,184,264
SPDR S&P 500 Buyback ETF	Common Stocks	18,983	—	—	—	18,983	18,983
SPDR S&P 1500 Value Tilt ETF	Common Stocks	56,359	—	—	—	56,359	56,359
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	39,438	—	—	—	39,438	39,438
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	2,526,649	—	—	—	2,526,649	2,526,649
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9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 500 Buyback ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 500 Buyback ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF (collectively referred to as the “Funds”) (eight of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting SPDR® Series Trust) at June 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Russell 1000 Yield Focus ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR Russell 1000 Momentum Focus ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR Russell 1000 Low Volatility Focus ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR S&P 500 Buyback ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the three years in the period ended June 30, 2018 and the period from February 4, 2015 (commencement of operations) through June 30, 2015
SPDR S&P 1500 Value Tilt ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P 1500 Momentum Tilt ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR SSGA US Large Cap Low Volatility Index ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR SSGA US Small Cap Low Volatility Index ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 31, 2018
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF(a)	0.20%	$1,024.30	$1.00	$1,023.80	$1.00
SPDR Russell 1000 Momentum Focus ETF(a)	0.20	1,011.60	1.00	1,023.80	1.00
SPDR Russell 1000 Low Volatility Focus ETF(a)	0.20	1,014.10	1.00	1,023.80	1.00
SPDR S&P 500 Buyback ETF(a)	0.35	1,014.20	1.75	1,023.10	1.76
SPDR S&P 1500 Value Tilt ETF(a)	0.14	1,006.90	0.70	1,024.10	0.70
SPDR S&P 1500 Momentum Tilt ETF(a)	0.12	1,050.00	0.61	1,024.20	0.60
SPDR SSGA US Large Cap Low Volatility Index ETF(a)	0.12	1,007.40	0.60	1,024.20	0.60
SPDR SSGA US Small Cap Low Volatility Index ETF(a)	0.12	1,055.60	0.61	1,024.20	0.60

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2018:
Amount
SPDR Russell 1000 Yield Focus ETF	$11,901,983
SPDR Russell 1000 Momentum Focus ETF	23,728,660
SPDR Russell 1000 Low Volatility Focus ETF	9,720,250
SPDR SSGA US Large Cap Low Volatility Index ETF	8,973
SPDR SSGA US Small Cap Low Volatility Index ETF	3,182,482
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
124

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
125

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
126

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
127

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
128

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
129

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation -All Rights Reserved
SPDRFACTORAR

Annual Report
June 30, 2018
SPDR® Series Trust - Equity Funds
SPDR Kensho Intelligent Structures ETF
SPDR Kensho Smart Mobility ETF
SPDR Kensho Future Security ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Kensho Intelligent Infrastructure Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Intelligent Infrastructure sector as determined by a classification standard produced by Kensho Technologies, Inc. The Kensho Intelligent Infrastructure Index is designed to capture companies whose products and services are driving innovation behind intelligent infrastructure. In particular, the Kensho Intelligent Infrastructure Index comprises the components of the Kensho Smart Grids Index and the Kensho Smart Buildings Index as of the Kensho Intelligent Infrastructure Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
The Kensho Smart Transportation Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by Kensho Technologies, Inc. The Kensho Smart Transportation Index is designed to capture companies whose products and services are driving innovation behind smart transportation. In particular, the Kensho Smart Transportation Index comprises the components of the Kensho Autonomous Vehicles Index, the Kensho Advanced Transport Systems Index and the civilian/commercially focused components of the Kensho Drones Index as of the Kensho Smart Transportation Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
The Kensho Future Security Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Future Security sector as determined by a classification standard produced by Kensho Technologies, Inc. In particular, the Kensho Future Security Index comprises the components of the Kensho Cyber Security Index and the Kensho Smart Borders Index, and the military components of the Kensho Robotics Index, the Kensho Drones Index, the Kensho Space Index, the Kensho Wearables Index and the Kensho Virtual Reality Index as of the Kensho Future Security Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
See accompanying notes to financial statements.
1

SPDR KENSHO INTELLIGENT STRUCTURES ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Kensho Intelligent Structures ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Kensho Intelligent Infrastructure Index. The Fund’s benchmark is the Kensho Intelligent Infrastructure Index (the “Index”).
For the period from December 26, 2017 (inception) through June 30, 2018 (the “Reporting Period”), the total return for the Fund was –3.07%, and the Index was –2.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
There was broad U.S. market volatility during the third quarter of 2017 due to escalating tensions with North Korea and an accelerating selloff for the U.S. dollar. However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed on December 20th with the passage of the bill that reduced tax rates.
2018 started strong as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter, 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress. As a large sector in the Index, Technology played an outsize role in both the early run up in the quarter and retesting of February lows in March.
Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Silicon Laboratories Inc., Silver Spring Networks, Inc., and Calgon Carbon Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Luxoft Holding, Inc. Class A, MaxLinear Inc. and Acuity Brands, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Kensho Intelligent Structures ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Kensho Intelligent Infrastructure Index	Net Asset Value	Market Value	Kensho Intelligent Infrastructure Index
SINCE INCEPTION(1)	– 3.07%	– 3.34%	– 2.99%	N/A	N/A	N/A

(1)	For the period December 26, 2017 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Kensho Intelligent Structures ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Kensho Intelligent Structures ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
ADT, Inc.	4.2%
Charter Communications, Inc. Class A	4.1
Evoqua Water Technologies Corp.	4.0
Itron, Inc.	3.9
Johnson Controls International PLC	3.7
Roper Technologies, Inc.	3.7
Qorvo, Inc.	3.6
Acuity Brands, Inc.	3.6
Honeywell International, Inc.	3.5
Pentair PLC	3.5
TOTAL	37.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

		% of Net Assets
	Industrials	45.1%
	Information Technology	38.5
	Consumer Discretionary	10.6
	Telecommunication Services	3.7
	Utilities	2.0
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR KENSHO SMART MOBILITY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Kensho Smart Mobility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Kensho Smart Transportation Index. The Fund’s benchmark is the Kensho Smart Transportation Index (the “Index”).
For the period from December 26, 2017 (inception) through June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.58%, and the Index was –0.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Increased scrutiny of autonomous vehicles following several driverless car incidents weighed on the industry during the first half of 2018. These events intensified public concern and slowed the use of self-driving cars and auto-pilot features, as high profile stories of the state of Arizona’s suspension of self-driving cars and the malfunction of the Tesla’s Autopilot feature circulated. The continuation of privacy concerns pertaining to civilian owned drones and the possibility of increased regulation also impacted returns.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Luxoft Holding, Inc. Class A, MaxLinear inc, and Acuity Brands, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Tata Motors Limited Sponsored ADR, Luxoft Holding, Inc. Class A, and Xperi Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Kensho Smart Mobility ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Kensho Smart Transportation Index	Net Asset Value	Market Value	Kensho Smart Transportation Index
SINCE INCEPTION(1)	– 0.58%	– 0.47%	– 0.38%	N/A	N/A	N/A

(1)	For the period December 26, 2017 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Kensho Smart Mobility ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Kensho Smart Mobility ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Aerovironment, Inc.	3.5%
Tesla, Inc.	3.4
Fortive Corp.	3.0
Yandex NV Class A	3.0
American Axle & Manufacturing Holdings, Inc.	2.9
Rogers Corp.	2.8
WABCO Holdings, Inc.	2.8
Sirius XM Holdings, Inc.	2.8
Trimble, Inc.	2.8
Autoliv, Inc.	2.7
TOTAL	29.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

		% of Net Assets
	Consumer Discretionary	37.2%
	Information Technology	34.7
	Industrials	23.1
	Energy	1.5
	Telecommunication Services	1.4
	Materials	1.3
	Financials	0.7
	Short-Term Investment	0.1
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR KENSHO FUTURE SECURITY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Kensho Future Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Kensho Future Security Index. The Fund’s benchmark is the Kensho Future Security Index (the “Index”).
For the period from December 26, 2017 (inception) through June 30, 2018 (the “Reporting Period”), the total return for the Fund was 9.56%, and the Index was 9.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, and transaction costs contributed to the difference between the Fund’s performance and that of the Index.
The Index had positive returns of almost 10% since its launch in December 2017. The demand for cybersecurity solutions is rapidly increasing as large corporations continue to feel the threat of spam, malware, ransomware and various other risky social engineering attacks. Demand for future security products has also increased as companies seek to prevent threats to national security and comply with increased legislation involving data privacy rights. Finally, the rise in “smart home” security and rapidly increasing reliance on mobile apps continue to bolster performance and earnings for the future security industry as a whole.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tata Motors Limited Sponsored ADR, Luxoft Holding, Inc. Class A, and Xperi Corp. The top negative contributors to the Fund’s performance during the Reporting Period were MobileIron, Inc., Micro Focus International plc Sponsored ADR, and Synchronoss Technologies, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Kensho Future Security ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Kensho Future Security Index	Net Asset Value	Market Value	Kensho Future Security Index
SINCE INCEPTION(1)	9.56%	9.35%	9.87%	N/A	N/A	N/A

(1)	For the period December 26, 2017 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Kensho Future Security ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Kensho Future Security ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Aerovironment, Inc.	2.1%
ForeScout Technologies, Inc.	2.0
Belden, Inc.	1.9
NetScout Systems, Inc.	1.9
OSI Systems, Inc.	1.9
Qualys, Inc.	1.9
Maxar Technologies, Ltd.	1.8
ViaSat, Inc.	1.8
VeriSign, Inc.	1.8
Verint Systems, Inc.	1.8
TOTAL	18.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

		% of Net Assets
	Information Technology	58.0%
	Industrials	38.6
	Health Care	3.3
	Short-Term Investment	0.1
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR KENSHO INTELLIGENT STRUCTURES ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.8%
Cubic Corp.	1,919	$ 123,200
AUTO COMPONENTS — 3.4%
Lear Corp.	804	149,391
AUTOMOBILES — 1.8%
Toyota Motor Corp. ADR	599	77,157
BUILDING PRODUCTS — 3.7%
Johnson Controls International PLC	4,752	158,954
COMMERCIAL SERVICES & SUPPLIES — 6.1%
ADT, Inc.	20,980	181,477
Tetra Tech, Inc.	1,412	82,602
		264,079
COMMUNICATIONS EQUIPMENT — 1.8%
InterDigital, Inc. (a)	981	79,363
CONSTRUCTION & ENGINEERING — 1.4%
NV5 Global, Inc. (a)	861	59,667
ELECTRICAL EQUIPMENT — 8.8%
ABB, Ltd. ADR	3,386	73,713
Acuity Brands, Inc.	1,352	156,656
AMETEK, Inc.	1,063	76,706
Hubbell, Inc.	728	76,979
		384,054
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.4%
Badger Meter, Inc.	1,548	69,196
Control4 Corp. (a)	3,365	81,803
Daktronics, Inc.	1,907	16,229
FLIR Systems, Inc.	1,437	74,681
Iteris, Inc. (a)	2,353	11,388
Itron, Inc. (a)	2,814	168,981
TE Connectivity, Ltd.	834	75,110
		497,388
HOUSEHOLD DURABLES — 1.3%
Universal Electronics, Inc. (a)	1,704	56,317
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.6%
Atlantica Yield PLC	3,346	67,522
INDUSTRIAL CONGLOMERATES — 7.2%
Honeywell International, Inc.	1,068	153,846
See accompanying notes to financial statements.
11

SPDR KENSHO INTELLIGENT STRUCTURES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Roper Technologies, Inc.	574	$ 158,372
		312,218
INTERNET SOFTWARE & SERVICES — 5.1%
Alarm.com Holdings, Inc. (a)	3,549	143,309
Alphabet, Inc. Class A (a)	69	77,914
		221,223
IT SERVICES — 3.6%
Amdocs, Ltd.	1,158	76,648
Luxoft Holding, Inc. (a)	2,197	80,959
		157,607
MACHINERY — 11.1%
Energy Recovery, Inc. (a)	4,225	34,138
Mueller Water Products, Inc. Class A	6,494	76,110
Newater Technology, Inc. (a)	2,941	70,260
Pentair PLC	3,654	153,760
Xylem, Inc.	2,231	150,325
		484,593
MEDIA — 4.1%
Charter Communications, Inc. Class A (a)	612	179,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.7%
Intel Corp. (a)	1,382	68,699
NXP Semiconductors NV (a)	692	75,615
ON Semiconductor Corp. (a)	3,054	67,906
Qorvo, Inc. (a)	1,959	157,053
Rambus, Inc. (a)	8,146	102,151
Sigma Designs, Inc. (a)	3,192	19,471
Silicon Laboratories, Inc. (a)	730	72,708
STMicroelectronics NV	3,310	73,217
		636,820
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Logitech International SA (a)	1,893	83,103
WATER UTILITIES — 4.4%
AquaVenture Holdings, Ltd. (a)	1,158	18,042
Evoqua Water Technologies Corp. (a)	8,458	173,389
		191,431
WIRELESS TELECOMMUNICATION SERVICES — 3.7%
Rogers Communications, Inc. Class B	1,682	79,828
See accompanying notes to financial statements.
12

SPDR KENSHO INTELLIGENT STRUCTURES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SK Telecom Co., Ltd. ADR	3,400	$ 79,288
		159,116
TOTAL COMMON STOCKS (Cost $4,519,544)		4,342,648
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $4,844)	4,844	4,844
TOTAL INVESTMENTS — 100.0% (Cost $4,524,388)		4,347,492
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		1,208
NET ASSETS — 100.0%		$ 4,348,700

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.
(d)	Amount is less than 0.05% of net assets.

ADR	= American Depositary Receipt
See accompanying notes to financial statements.
13

SPDR KENSHO INTELLIGENT STRUCTURES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 123,200	$—	$—	$ 123,200
Auto Components	149,391	—	—	149,391
Automobiles	77,157	—	—	77,157
Building Products	158,954	—	—	158,954
Commercial Services & Supplies	264,079	—	—	264,079
Communications Equipment	79,363	—	—	79,363
Construction & Engineering	59,667	—	—	59,667
Electrical Equipment	384,054	—	—	384,054
Electronic Equipment, Instruments & Components	497,388	—	—	497,388
Household Durables	56,317	—	—	56,317
Independent Power Producers & Energy Traders	67,522	—	—	67,522
Industrial Conglomerates	312,218	—	—	312,218
Internet Software & Services	221,223	—	—	221,223
IT Services	157,607	—	—	157,607
Machinery	484,593	—	—	484,593
Media	179,445	—	—	179,445
Semiconductors & Semiconductor Equipment	636,820	—	—	636,820
Technology Hardware, Storage & Peripherals	83,103	—	—	83,103
Water Utilities	191,431	—	—	191,431
Wireless Telecommunication Services	159,116	—	—	159,116
Short-Term Investment	4,844	—	—	4,844
TOTAL INVESTMENTS	$4,347,492	$—	$—	$4,347,492
Affiliate Table
	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$41,075	$36,231	$—	$—	4,844	$4,844	$43

*	Commencement of operations.
See accompanying notes to financial statements.
14

SPDR KENSHO SMART MOBILITY ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 6.5%
Aerovironment, Inc. (a)	2,954	$ 211,004
HEICO Corp.	1,227	89,521
Rockwell Collins, Inc.	660	88,889
		389,414
AUTO COMPONENTS — 19.9%
American Axle & Manufacturing Holdings, Inc. (a)	10,970	170,693
Aptiv PLC	1,744	159,803
Autoliv, Inc.	1,148	164,417
BorgWarner, Inc.	3,459	149,291
Delphi Technologies PLC	1,792	81,464
Gentherm, Inc. (a)	2,881	113,223
Lear Corp.	867	161,097
Modine Manufacturing Co. (a)	5,025	91,706
Visteon Corp.	725	93,699
		1,185,393
AUTOMOBILES — 14.5%
Fiat Chrysler Automobiles NV	4,232	79,943
Ford Motor Co.	14,756	163,349
General Motors Co.	2,123	83,646
Honda Motor Co., Ltd. (a)	5,398	157,999
Tata Motors, Ltd. ADR	4,258	83,244
Tesla, Inc. (a)	592	203,026
Toyota Motor Corp. ADR	695	89,523
		860,730
BUILDING PRODUCTS — 1.5%
Johnson Controls International PLC	2,719	90,951
COMMUNICATIONS EQUIPMENT — 3.7%
CalAmp Corp. (a)	4,538	106,326
Comtech Telecommunications Corp.	2,749	87,638
Ituran Location & Control, Ltd.	929	28,195
		222,159
DIVERSIFIED FINANCIAL SERVICES — 0.7%
ORIX Corp. ADR	499	39,426
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
ORBCOMM, Inc. (a)	8,269	83,517
ELECTRICAL EQUIPMENT — 4.4%
ABB, Ltd. ADR	3,926	85,469
Ballard Power Systems, Inc. (a)	15,832	45,121
See accompanying notes to financial statements.
15

SPDR KENSHO SMART MOBILITY ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Plug Power, Inc. (a)	64,139	$ 129,561
		260,151
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Iteris, Inc. (a)	3,279	15,870
Rogers Corp. (a)	1,500	167,190
Trimble, Inc. (a)	5,021	164,890
		347,950
INTERNET SOFTWARE & SERVICES — 6.6%
Alphabet, Inc. Class A (a)	81	91,464
Baidu, Inc. ADR (a)	369	89,667
MiX Telematics, Ltd.	1,688	29,911
Yandex NV Class A (a)	5,023	180,326
		391,368
IT SERVICES — 1.6%
Luxoft Holding, Inc. (a)	2,548	93,894
MACHINERY — 6.6%
Fortive Corp.	2,341	180,515
Hyster-Yale Materials Handling, Inc.	766	49,215
WABCO Holdings, Inc. (a)	1,416	165,700
		395,430
MEDIA — 2.8%
Sirius XM Holdings, Inc.	24,439	165,452
METALS & MINING — 1.3%
ArcelorMittal	2,761	79,462
OIL, GAS & CONSUMABLE FUELS — 1.5%
Royal Dutch Shell PLC Class A	1,309	90,622
ROAD & RAIL — 4.0%
Avis Budget Group, Inc. (a)	4,496	146,120
Hertz Global Holdings, Inc. (a)	6,125	93,957
		240,077
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.8%
Ambarella, Inc. (a)	1,856	71,660
Analog Devices, Inc.	927	88,918
Intel Corp. (a)	1,598	79,437
NVIDIA Corp.	356	84,336
NXP Semiconductors NV (a)	800	87,416
ON Semiconductor Corp. (a)	3,542	78,756
SolarEdge Technologies, Inc. (a)	1,667	79,766
STMicroelectronics NV	3,859	85,361
See accompanying notes to financial statements.
16

SPDR KENSHO SMART MOBILITY ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Texas Instruments, Inc.	799	$ 88,090
Xperi Corp.	4,714	75,895
		819,635
SOFTWARE — 3.2%
ANSYS, Inc. (a)	553	96,322
Nuance Communications, Inc. (a)	6,747	93,682
		190,004
TOTAL COMMON STOCKS (Cost $6,190,370)		5,945,635
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $9,127)	9,127	9,127
TOTAL INVESTMENTS — 100.0% (Cost $6,199,497)		5,954,762
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,148)
NET ASSETS — 100.0%		$ 5,953,614

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.
(d)	Amount is less than 0.05% of net assets.

ADR	= American Depositary Receipt
See accompanying notes to financial statements.
17

SPDR KENSHO SMART MOBILITY ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 389,414	$—	$—	$ 389,414
Auto Components	1,185,393	—	—	1,185,393
Automobiles	860,730	—	—	860,730
Building Products	90,951	—	—	90,951
Communications Equipment	222,159	—	—	222,159
Diversified Financial Services	39,426	—	—	39,426
Diversified Telecommunication Services	83,517	—	—	83,517
Electrical Equipment	260,151	—	—	260,151
Electronic Equipment, Instruments & Components	347,950	—	—	347,950
Internet Software & Services	391,368	—	—	391,368
IT Services	93,894	—	—	93,894
Machinery	395,430	—	—	395,430
Media	165,452	—	—	165,452
Metals & Mining	79,462	—	—	79,462
Oil, Gas & Consumable Fuels	90,622	—	—	90,622
Road & Rail	240,077	—	—	240,077
Semiconductors & Semiconductor Equipment	819,635	—	—	819,635
Software	190,004	—	—	190,004
Short-Term Investment	9,127	—	—	9,127
TOTAL INVESTMENTS	$5,954,762	$—	$—	$5,954,762
Affiliate Table
	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$48,303	$39,176	$—	$—	9,127	$9,127	$55

*	Commencement of operations.
See accompanying notes to financial statements.
18

SPDR KENSHO FUTURE SECURITY ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 35.5%
Aerojet Rocketdyne Holdings, Inc. (a)	4,868	$ 143,557
Aerovironment, Inc. (a)	2,425	173,218
Boeing Co.	398	133,533
Cubic Corp.	1,554	99,767
Elbit Systems, Ltd.	1,092	129,664
Embraer SA ADR	4,526	112,697
Engility Holdings, Inc. (a)	2,299	70,441
General Dynamics Corp.	537	100,102
Harris Corp.	929	134,278
HEICO Corp.	1,909	139,205
Huntington Ingalls Industries, Inc.	490	106,227
KeyW Holding Corp. (a)	10,216	89,288
Kratos Defense & Security Solutions, Inc. (a)	12,590	144,911
L3 Technologies, Inc.	546	105,007
Lockheed Martin Corp.	448	132,353
Maxar Technologies, Ltd.	2,947	148,883
Mercury Systems, Inc. (a)	2,940	111,896
Northrop Grumman Corp.	430	132,311
Raytheon Co.	671	129,624
Rockwell Collins, Inc.	791	106,532
Teledyne Technologies, Inc. (a)	690	137,351
Textron, Inc.	2,111	139,136
TransDigm Group, Inc. (a)	323	111,480
Vectrus, Inc. (a)	2,615	80,594
		2,912,055
BUILDING PRODUCTS — 0.5%
Griffon Corp.	2,339	41,634
COMMUNICATIONS EQUIPMENT — 14.5%
Cisco Systems, Inc.	3,250	139,848
Comtech Telecommunications Corp.	3,405	108,551
F5 Networks, Inc. (a)	810	139,685
Juniper Networks, Inc.	5,294	145,161
NETGEAR, Inc. (a)	2,341	146,312
NetScout Systems, Inc. (a)	5,314	157,826
Palo Alto Networks, Inc. (a)	678	139,309
Radware, Ltd. (a)	2,695	68,130
ViaSat, Inc. (a)	2,243	147,410
		1,192,232
CONSTRUCTION & ENGINEERING — 1.3%
Jacobs Engineering Group, Inc.	1,672	106,155
See accompanying notes to financial statements.
19

SPDR KENSHO FUTURE SECURITY ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	1,474	$ 106,364
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.6%
Amphenol Corp. Class A	1,237	107,805
Belden, Inc.	2,587	158,117
FLIR Systems, Inc.	2,593	134,758
OSI Systems, Inc. (a)	2,032	157,135
Park Electrochemical Corp.	1,852	42,948
TE Connectivity, Ltd.	1,156	104,109
		704,872
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Varex Imaging Corp. (a)	3,803	141,053
INTERNET SOFTWARE & SERVICES — 5.1%
Akamai Technologies, Inc. (a)	1,867	136,721
Mimecast, Ltd. (a)	3,211	132,325
VeriSign, Inc. (a)	1,070	147,039
		416,085
IT SERVICES — 3.4%
Leidos Holdings, Inc.	2,332	137,588
ManTech International Corp. Class A	2,595	139,196
		276,784
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	4,652	135,094
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Rambus, Inc. (a)	10,433	130,830
SOFTWARE — 24.5%
A10 Networks, Inc. (a)	6,622	41,255
Check Point Software Technologies, Ltd. (a)	1,433	139,975
CyberArk Software, Ltd. (a)	2,289	144,115
Dell Technologies, Inc. Class V (a)	1,672	141,418
FireEye, Inc. (a)	8,446	129,984
ForeScout Technologies, Inc. (a)	4,722	161,776
Fortinet, Inc. (a)	2,289	142,902
Imperva, Inc. (a)	2,932	141,469
MobileIron, Inc. (a)	12,143	54,036
OneSpan, Inc. (a)	4,133	81,214
Proofpoint, Inc. (a)	1,177	135,720
Qualys, Inc. (a)	1,817	153,173
Rapid7, Inc. (a)	4,430	125,015
Symantec Corp.	6,750	139,388
Varonis Systems, Inc. (a)	1,802	134,249
See accompanying notes to financial statements.
20

SPDR KENSHO FUTURE SECURITY ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Verint Systems, Inc. (a)	3,311	$ 146,843
		2,012,532
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Intevac, Inc. (a)	5,313	25,768
TOTAL COMMON STOCKS (Cost $7,842,402)		8,201,458
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $7,081)	7,081	7,081
TOTAL INVESTMENTS — 100.0% (Cost $7,849,483)		8,208,539
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,290)
NET ASSETS — 100.0%		$ 8,207,249

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.
(d)	Amount is less than 0.05% of net assets.

ADR	= American Depositary Receipt
See accompanying notes to financial statements.
21

SPDR KENSHO FUTURE SECURITY ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,912,055	$—	$—	$2,912,055
Building Products	41,634	—	—	41,634
Communications Equipment	1,192,232	—	—	1,192,232
Construction & Engineering	106,155	—	—	106,155
Electrical Equipment	106,364	—	—	106,364
Electronic Equipment, Instruments & Components	704,872	—	—	704,872
Health Care Equipment & Supplies	141,053	—	—	141,053
Internet Software & Services	416,085	—	—	416,085
IT Services	276,784	—	—	276,784
Life Sciences Tools & Services	135,094	—	—	135,094
Semiconductors & Semiconductor Equipment	130,830	—	—	130,830
Software	2,012,532	—	—	2,012,532
Technology Hardware, Storage & Peripherals	25,768	—	—	25,768
Short-Term Investment	7,081	—	—	7,081
TOTAL INVESTMENTS	$8,208,539	$—	$—	$8,208,539
Affiliate Table
	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$212,901	$205,820	$—	$—	7,081	$7,081	$65

*	Commencement of operations.
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR Kensho Intelligent Structures ETF	SPDR Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value	$4,342,648	$5,945,635
Investments in affiliated issuers, at value	4,844	9,127
Total Investments	4,347,492	5,954,762
Cash	—	47,061
Dividends receivable — unaffiliated issuers	2,839	874
Dividends receivable — affiliated issuers	11	16
TOTAL ASSETS	4,350,342	6,002,713
LIABILITIES
Payable for investments purchased	—	47,061
Advisory fee payable	1,642	2,038
TOTAL LIABILITIES	1,642	49,099
NET ASSETS	$4,348,700	$5,953,614
NET ASSETS CONSIST OF:
Paid-in Capital	$4,532,160	$6,119,865
Undistributed (distribution in excess of) net investment income (loss)	1,492	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	(8,048)	78,484
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(176,896)	(244,735)
Foreign currency translations	(8)	—
NET ASSETS	$4,348,700	$5,953,614
NET ASSET VALUE PER SHARE
Net asset value per share	$ 28.99	$ 29.77
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,000	200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,519,544	$6,190,370
Investments in affiliated issuers	4,844	9,127
Total cost of investments	$4,524,388	$6,199,497
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2018

SPDR Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value	$8,201,458
Investments in affiliated issuers, at value	7,081
Total Investments	8,208,539
Dividends receivable — unaffiliated issuers	1,775
Dividends receivable — affiliated issuers	29
TOTAL ASSETS	8,210,343
LIABILITIES
Advisory fee payable	3,094
TOTAL LIABILITIES	3,094
NET ASSETS	$8,207,249
NET ASSETS CONSIST OF:
Paid-in Capital	$7,714,716
Accumulated net realized gain (loss) on investments and foreign currency transactions	133,477
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	359,056
NET ASSETS	$8,207,249
NET ASSET VALUE PER SHARE
Net asset value per share	$ 32.83
Shares outstanding (unlimited amount authorized, $0.01 par value)	250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$7,842,402
Investments in affiliated issuers	7,081
Total cost of investments	$7,849,483
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2018

	SPDR Kensho Intelligent Structures ETF(a)	SPDR Kensho Smart Mobility ETF(a)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 26,505	$ 20,391
Dividend income — affiliated issuers	43	55
Foreign taxes withheld	(1,403)	(401)
TOTAL INVESTMENT INCOME (LOSS)	25,145	20,045
EXPENSES
Advisory fee	10,003	10,672
Trustees’ fees and expenses	34	35
Miscellaneous expenses	164	164
TOTAL EXPENSES	10,201	10,871
NET INVESTMENT INCOME (LOSS)	14,944	9,174
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,048)	80,034
Foreign currency transactions	2	—
Net realized gain (loss)	(8,046)	80,034
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(176,896)	(244,735)
Foreign currency translations	(8)	—
Net change in unrealized appreciation/depreciation	(176,904)	(244,735)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(184,950)	(164,701)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(170,006)	$(155,527)

(a)	For the period December 26, 2017 (inception date) through June 30, 2018.
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Period Ended June 30, 2018

SPDR Kensho Future Security ETF(a)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 22,585
Dividend income — affiliated issuers	65
Foreign taxes withheld	(167)
TOTAL INVESTMENT INCOME (LOSS)	22,483
EXPENSES
Advisory fee	15,413
Trustees’ fees and expenses	43
Miscellaneous expenses	164
TOTAL EXPENSES	15,620
NET INVESTMENT INCOME (LOSS)	6,863
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	151,491
In-kind redemptions — unaffiliated issuers	42,751
Net realized gain (loss)	194,242
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	359,056
NET REALIZED AND UNREALIZED GAIN (LOSS)	553,298
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$560,161

(a)	For the period December 26, 2017 (inception date) through June 30, 2018.
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

SPDR Kensho Intelligent Structures ETF
For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,944
Net realized gain (loss)	(8,046)
Net change in unrealized appreciation/depreciation	(176,904)
Net increase (decrease) in net assets resulting from operations	(170,006)
Net equalization credits and charges	59
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,454)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,532,160
Net income equalization	(59)
Net increase (decrease) in net assets from beneficial interest transactions	4,532,101
Net increase (decrease) in net assets during the period	4,348,700
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$4,348,700
Undistributed (distribution in excess of) net investment income (loss)	$ 1,492
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000

* Inception date.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR Kensho Smart Mobility ETF
For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,174
Net realized gain (loss)	80,034
Net change in unrealized appreciation/depreciation	(244,735)
Net increase (decrease) in net assets resulting from operations	(155,527)
Net equalization credits and charges	1,467
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,724)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,119,865
Net income equalization	(1,467)
Net increase (decrease) in net assets from beneficial interest transactions	6,118,398
Net increase (decrease) in net assets during the period	5,953,614
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$5,953,614
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000

* Inception date.
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR Kensho Future Security ETF
For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,863
Net realized gain (loss)	194,242
Net change in unrealized appreciation/depreciation	359,056
Net increase (decrease) in net assets resulting from operations	560,161
Net equalization credits and charges	622
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,753)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	10,686,924
Cost of shares redeemed	(3,031,083)
Net income equalization	(622)
Net increase (decrease) in net assets from beneficial interest transactions	7,655,219
Net increase (decrease) in net assets during the period	8,207,249
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$ 8,207,249
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000
Shares redeemed	(100,000)
Net increase (decrease)	250,000

* Inception date.
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Kensho Intelligent Structures ETF
For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11
Net realized and unrealized gain (loss) (b)	(1.03)
Total from investment operations	(0.92)
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.09)
Net asset value, end of period	$28.99
Total return (d)	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,349
Ratios to average net assets:
Total expenses	0.46%(e)
Net investment income (loss)	0.67%(e)
Portfolio turnover rate (f)	45%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Kensho Smart Mobility ETF
For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss) (b)	(0.24)
Total from investment operations	(0.18)
Net equalization credits and charges (a)	0.01
Distributions to shareholders from:
Net investment income	(0.06)
Net asset value, end of period	$29.77
Total return (c)	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,954
Ratios to average net assets:
Total expenses	0.46%(d)
Net investment income (loss)	0.39%(d)
Portfolio turnover rate (e)	63%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Kensho Future Security ETF
For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss) (b)	2.84
Total from investment operations	2.87
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value, end of period	$32.83
Total return (d)	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,207
Ratios to average net assets:
Total expenses	0.46%(e)
Net investment income (loss)	0.20%(e)
Portfolio turnover rate (f)	32%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Kensho Intelligent Structures ETF
SPDR Kensho Smart Mobility ETF
SPDR Kensho Future Security ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
The Funds were formed on December 26, 2017 and commenced operations on December 27, 2017.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
33

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily
34

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Kensho Intelligent Structures ETF	0.45%
SPDR Kensho Smart Mobility ETF	0.45
SPDR Kensho Future Security ETF	0.45
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
SPDR Kensho Intelligent Structures ETF	$1,926,206	$1,885,471
SPDR Kensho Smart Mobility ETF	2,833,955	2,836,310
SPDR Kensho Future Security ETF	2,090,799	2,092,804
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

For the period ended June 30, 2018,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Kensho Intelligent Structures ETF	$ 4,527,191	$ —	$ —
SPDR Kensho Smart Mobility ETF	6,112,692	—	—
SPDR Kensho Future Security ETF	10,681,168	3,031,003	42,751
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjustedfor permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies and wash sale loss deferals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Kensho Intelligent Structures ETF	$13,454	$—	$13,454
SPDR Kensho Smart Mobility ETF	10,724	—	10,724
SPDR Kensho Future Security ETF	8,753	—	8,753
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Kensho Intelligent Structures ETF	1,492	(7,087)	—	(177,865)	—	(183,460)
SPDR Kensho Smart Mobility ETF	86,801	—	—	(253,052)	—	(166,251)
SPDR Kensho Future Security ETF	136,363	—	—	356,170	—	492,533

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Kensho Intelligent Structures ETF	$7,087	$—
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Kensho Intelligent Structures ETF	$4,525,349	$136,322	$314,179	$(177,857)
SPDR Kensho Smart Mobility ETF	6,207,814	205,559	458,611	(253,052)
SPDR Kensho Future Security ETF	7,852,369	623,968	267,798	356,170
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
40

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Kensho Intelligent Structures ETF, SPDR Kensho Smart Mobility ETF and SPDR Kensho Future Security ETF and Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Kensho Intelligent Structures ETF, SPDR Kensho Smart Mobility ETF and SPDR Kensho Future Security ETF (collectively, the “Funds”) (three of the portfolios constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2018, the related statements of operations and changes in net assets for the period from December 26, 2017 (inception date) to June 30, 2018, the financial highlights for the period from December 27, 2017 (commencement of operations) to June 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the portfolios constituting SPDR® Series Trust) at June 30, 2018, the results of their operations and changes in net assets for the period from December 26, 2017 (inception date) to June 30, 2018 and financial highlights for the period from December 27, 2017 (commencement of operations) to June 30, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
41

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2018
42

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
43

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

	SPDR Kensho Intelligent Structures ETF	SPDR Kensho Smart Mobility ETF	SPDR Kensho Future Security ETF
Annualized Expense Ratio	0.46%	0.46%	0.46%
Actual:
Ending Account Value	$ 968.90	$ 999.90	$1,100.60
Expenses Paid During Period(a)	2.25	2.28	2.40
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.50	1,022.50	1,022.50
Expenses Paid During Period(a)	2.31	2.31	2.31

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
44

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
45

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the
46

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
47

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
48

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
49

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

50

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
51

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
52

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
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SPDR® Series Trust - Equity Funds
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation - All Rights Reserved
SPDRKENSHOAR

Annual Report

June 30, 2018

SPDR® Series Trust – Equity Funds

SPDR FactSet Innovative Technology ETF

SPDR Global Dow ETF

SPDR MSCI USA StrategicFactorsSM ETF

SPDR NYSE Technology ETF (formerly, SPDR Morgan Stanley Technology ETF)

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P Capital Markets ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Insurance ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR SSGA Gender Diversity Index ETF

SPDR Wells Fargo® Preferred Stock ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)

The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

1

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index. The Fund’s is benchmark is the FactSet Innovative Technology Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 38.83%, and the Index was 39.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and compounding contributed to the difference between the Fund’s performance and that of the index.

The Index outpaced the broader equity market during the reporting period mainly due to the steady run Information Technology has experienced. This sector posted an approximately 38% return to end the 2017 year while comprising an approximate weight in the FactSet Innovative Technology Index of 80%.

2018 started strong as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress. Technology played an outsize role in both the early run up in the quarter and retesting of February lows in March.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter. Across U.S. equity sectors, the cyclical Consumer Discretionary and growth heavy Technology sectors lead year-to-date with gains of approximately 11.5% and 10.9%, respectively.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Baozun Inc Sponsored ADR Class A, Netflix, Inc., and Autohome, Inc. Sponsored ADR Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Unisys Corporation, MaxLinear inc, and TrueCar, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FactSet Innovative Technology Index*	Net Asset Value	Market Value	FactSet Innovative Technology Index*
ONE YEAR	38.83%	39.20%	39.17%	38.83%	39.20%	39.17%
SINCE INCEPTION (1)	97.44%	98.09%	99.02%	31.77%	31.94%	32.28%

(1)

For the period January 13, 2016 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/13/16, 1/14/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The FactSet Innovative Technology Index is designed to represent the performance of U.S.- listed stock and American Depository Receipts of Technology companies and Technology-related companies (including Electronic Media companies) within the most innovative segments of the Technology sector and Electronic Media sub-sector of the Media sector, as defined by FactSet Research Systems, Inc..

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Twilio, Inc. Class A	1.9%
Netflix, Inc.	1.7
Twitter, Inc.	1.7
Okta, Inc.	1.6
Trade Desk, Inc. Class A	1.6
Everbridge, Inc.	1.5
Momo, Inc. ADR	1.5
New Relic, Inc.	1.5
Wix.com, Ltd.	1.5
Baozun, Inc. ADR	1.4
TOTAL	15.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Internet Software & Services	35.8%
Software	29.5
IT Services	8.5
Semiconductors & Semiconductor Equipment	7.7
Communications Equipment	7.5
Technology Hardware, Storage & Peripherals	4.3
Internet & Catalog Retail	2.4
Health Care Technology	1.2
Professional Services	1.0
Electronic Equipment, Instruments & Components	0.8
Household Durables	0.7
Thrifts & Mortgage Finance	0.5
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Factset Innovative Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

3

SPDR GLOBAL DOW ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. The Fund’s benchmark is the Global Dow Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 9.86%, and the Index was 9.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and fees contributed to the difference between the Fund’s performance and that of the Index.

Global equities posted positive returns in both developed and emerging markets during the last half of 2017. In the U.S., strong manufacturing output, low unemployment claims, and the passage of a bill that reduced tax rates boosted returns. European and Asian markets were supported by strong global growth and signs of reflation. Positive returns in emerging markets was driven by a number of factors, including the emergence of Brazil and Russia from two years in recession, a weaker U.S. dollar that kept hard currency financing costs down, and an acceleration in global trade.

Challenges surfaced in the first half of 2018. After a strong start to the year, emerging markets were pressured by appreciation in the trade weighted U.S. dollar and escalating threats of tariff measures by the U.S. in China. Developed markets were mixed, with weakness in the Euro and political uncertainty surrounding Italy’s potential exit from the European Union, but modest gains in the U.S. dollar and heightened expectations of U.S. earnings growth.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Potash Corporation of Saskatchewan Inc., Twenty-First Century Fox, Inc. Class A, and Boeing Company. The top negative contributors to the Fund’s performance during the Reporting Period were Carrefour SA, Deutsche Bank AG, and General Electric Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

4

SPDR GLOBAL DOW ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Global Dow Index*	Net Asset Value	Market Value	Global Dow Index*
ONE YEAR	9.86%	9.60%	9.99%	9.86%	9.60%	9.99%
FIVE YEARS	57.55%	57.51%	57.75%	9.52%	9.51%	9.55%
TEN YEARS (1)	58.15%	58.31%	N/A	4.69%	4.70%	N/A

(1)

Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.

(2)

The Global Dow Index inception date is November 9, 2008. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2008 through May 1, 2011 and the Global Dow Index from May 2, 2011 through June 30, 2018.

*

The Global Dow Index is made up of 150 companies from around the world. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The Index has been designed to cover both developed and emerging countries. The Index is equal weighted and will be reset to equal weights annually each September.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Twenty-First Century Fox, Inc. Class A	1.2%
Amazon.com, Inc.	1.1
ConocoPhillips	1.0
NIKE, Inc. Class B	1.0
Intel Corp.	0.9
Boeing Co.	0.9
Infosys, Ltd. ADR	0.9
Tesco PLC	0.9
Cisco Systems, Inc.	0.9
Microsoft Corp.	0.9
TOTAL	9.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	16.8%
Information Technology	15.0
Industrials	13.6
Consumer Discretionary	12.9
Health Care	10.3
Energy	9.5
Consumer Staples	6.8
Materials	5.6
Telecommunication Services	4.6
Utilities	3.7
Real Estate	0.7
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

5

SPDR MSCI USA STRATEGICFACTORS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI USA StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the U.S. equity market. The Fund’s benchmark is the MSCI USA Factor Mix A-Series Capped Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 13.41%, and the Index was 13.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security misweights and cash drag contributed to the difference between the Fund’s performance and that of the Index

The Reporting Period began in an environment characterized by sustained strong equity returns that began following Donald Trump’s election victory. The Federal Reserve (the “Fed”) had already begun to raise rates from their historic lows after the election, but equity markets continued to rise undeterred, even in the face of consistent quarter-point rate increases at each quarterly meeting of the Fed in 2017, with the exception of the September 2017 meeting. Increasing geopolitical threats in the form of North Korean missile testing and potential conflict on the Korean Peninsula were not enough to hinder further equity returns, and the U.S. corporate tax reform passed in December 2017 only pushed markets further, with returns accelerating into January 2018.

However, with inflation pressures beginning to appear, the market took pause in early 2018. As the market attempted to regain its footing, the Trump administration’s imposition of tariffs on imported steel and aluminum put a hard stop on the market’s attempts to advance further. Ongoing emphasis on the imposition and counter-imposition of import taxes and tariffs in the last quarter of the Reporting Period left markets rising slowly, but not without intermittent setbacks to their progress.

In the Reporting Period, the quality factor outperformed while the value and low volatility factors underperformed. To a large degree, the performance of quality and low volatility factors were similar, but in opposite directions, thus offsetting each other’s performance impact. The value premium was negative in the Reporting Period, but because the Index’s exposure to the value factor is more tempered than its exposure to the quality and low volatility factors, its negative impact on the Fund’s performance was more limited.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Apple Inc., and Mastercard Incorporated Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Starbucks Corporation, General Electric Company, and Altria Group Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

6

SPDR MSCI USA STRATEGICFACTORS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index*	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index*
ONE YEAR	13.41%	13.56%	13.60%	13.41%	13.56%	13.60%
SINCE INCEPTION (1)	38.09%	38.28%	38.68%	10.57%	10.62%	10.73%

(1)

For the period April 15, 2015 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Index is designed to measure the equity market performance of large-and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low volatility.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Apple, Inc.	2.8%
Microsoft Corp.	2.4
Johnson & Johnson	2.4
Facebook, Inc. Class A	2.2
Visa, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Intel Corp.	1.6
Procter & Gamble Co.	1.5
PepsiCo, Inc.	1.3
Alphabet, Inc. Class A	1.2
TOTAL	19.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	28.3%
Health Care	13.8
Consumer Discretionary	11.8
Financials	11.4
Consumer Staples	9.9
Industrials	9.6
Utilities	4.1
Real Estate	3.7
Energy	3.0
Telecommunication Services	2.2
Materials	2.1
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR MSCI USA Strategicfactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

7

SPDR NYSE TECHNOLOGY ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR NYSE Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies. The Fund’s benchmark is the NYSE Technology Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 29.71%, and the Index was 30.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

There was broad U.S. market volatility during the third quarter of 2017 due to escalating tensions with North Korea and an accelerating selloff for the U.S. dollar. However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed with the passage of the tax reform bill in December 2017.

2018 started strong as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter, 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress. Technology played an outsize role in both the early run up in the quarter and retesting of February lows in March.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter. Across U.S. equity sectors, the cyclical Consumer Discretionary and growth heavy Technology sectors lead year-to-date with approximate gains of 11.5% and 10.9%, respectively.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Netflix, Inc., Arista Networks, Inc., and Adobe Systems Incorporated. The top negative contributors to the Fund’s performance during the Reporting Period were Oracle Corporation, Tesla Inc, and NetEase, Inc. Sponsored ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

8

SPDR NYSE TECHNOLOGY ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	NYSE Technology Index*	Net Asset Value	Market Value	NYSE Technology Index*
ONE YEAR	29.71%	29.68%	30.11%	29.71%	29.68%	30.11%
FIVE YEARS	164.30%	164.36%	169.27%	21.46%	21.46%	21.91%
TEN YEARS	268.19%	268.18%	283.24%	13.92%	13.92%	14.38%

*	The NYSE Technology Index is composed of 35 leading U.S.-listed technology-related companies. Prior to September 11, 2017, the Index was known as the Morgan Stanley Technology Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Netflix, Inc.	5.4%
Amazon.com, Inc.	3.7
Adobe Systems, Inc.	3.6
salesforce.com, Inc.	3.3
Electronic Arts, Inc.	3.3
NVIDIA Corp.	3.2
Micron Technology, Inc.	3.2
VMware, Inc. Class A	3.1
Booking Holdings, Inc.	3.0
Activision Blizzard, Inc.	3.0
TOTAL	34.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Semiconductors & Semiconductor Equipment	26.3%
Software	21.6
Internet Software & Services	15.3
Internet & Catalog Retail	14.6
IT Services	13.8
Communications Equipment	2.9
Technology Hardware, Storage & Peripherals	2.7
Automobiles	2.6
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR NYSE Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

9

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 500 Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P 500 Fossil Fuel Free Index. The Fund’s benchmark is the S&P 500 Fossil Fuel Free Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 13.67%, and the Index was 13.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The second half of 2017 commenced with an accelerating selloff for the U.S. dollar and there was broad U.S. market volatility during the third quarter of 2017 due to escalating tensions with North Korea. However, the White House and congressional leadership helped buoy the market by shifting focus to growth-friendly tax reform, including a proposed reduction of the corporate tax rate from 35% to 20%.

The last quarter of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further enticed in December 2017 with the passage of the tax reform bill. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017.

The Fund had a soft start to 2018. The year began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.

Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MobileIron, Inc., Micro Focus International plc Sponsored ADR, and Synchronoss Technologies, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Celgene Corporation, Philip Morris International Inc., and General Electric Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

10

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index*	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index*
ONE YEAR	13.67%	13.64%	13.89%	13.67%	13.64%	13.89%
SINCE INCEPTION (1)	37.52%	37.63%	38.28%	13.11%	13.14%	13.38%

(1)

For the period November 30, 2015 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/15, 12/1/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The S&P 500 Fossil Fuel Free Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel free”, which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as economically and technically recoverable sources of crude oil, natural gas and thermal coal but do not include metallurgical or coking coal, which are used in connection with steel production.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Apple, Inc.	4.3%
Microsoft Corp.	3.5
Amazon.com, Inc.	3.2
Facebook, Inc. Class A	2.2
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.7
Alphabet, Inc. Class C	1.6
Alphabet, Inc. Class A	1.6
Johnson & Johnson	1.5
Bank of America Corp.	1.2
TOTAL	22.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	27.7%
Health Care	15.1
Financials	14.9
Consumer Discretionary	13.9
Industrials	10.2
Consumer Staples	7.4
Real Estate	3.1
Materials	2.8
Telecommunication Services	2.1
Energy	1.8
Utilities	0.9
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 500 Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.20% until October 31, 2018.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

11

SPDR S&P CAPITAL MARKETS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Fund’s benchmark is the S&P Capital Markets Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 20.43%, and the Index was 20.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

Capital Markets enjoyed a very strong start to the year with positive returns of over 24% in the first six months of the Reporting Period. Despite geopolitical risks and domestic political unrest, major U.S. equity indexes rallied in the third and fourth quarters of 2017 on positive macro and earnings data and the signing of Republican tax reform into law in December. Strong economic data and strength in mergers and acquisitions activity also contributed to strong returns for investment banks throughout most of the fourth quarter of 2017. Unfortunately, outperformance began to slow near the end of 2017 due to profit taking and another Federal Reserve rate hike. The decline slowly continued through the first half of 2018, as trade-war fears and geo-political tensions put pressure on investment bank performance, resulting in a negative finish for the final quarter of the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Interactive Brokers Group, Inc. Class A, Virtu Financial, Inc. Class A, and T. Rowe Price Group. The top negative contributors to the Fund’s performance during the Reporting Period were Donnelley Financial Solutions, Inc., Invesco Ltd., and Franklin Resources, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

12

SPDR S&P CAPITAL MARKETS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index*	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index*
ONE YEAR	20.43%	20.30%	20.94%	20.43%	20.30%	20.94%
FIVE YEARS	61.40%	61.34%	63.47%	10.05%	10.04%	10.33%
TEN YEARS (1)	59.26%	59.10%	N/A	4.76%	4.75%	N/A

(1)

Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.

(2)

The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2008 through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through June 30, 2018.

*	The S&P Capital Markets Select Industry Index represents the capital markets segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Financial Engines, Inc.	2.2%
Cboe Global Markets, Inc.	2.2
MSCI, Inc.	2.2
S&P Global, Inc.	2.2
BGC Partners, Inc. Class A	2.2
Ameriprise Financial, Inc.	2.2
Intercontinental Exchange, Inc.	2.2
Northern Trust Corp.	2.1
Janus Henderson Group PLC	2.1
Nasdaq, Inc.	2.1
TOTAL	21.7%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Asset Management & Custody Banks	40.9%
Investment Banking & Brokerage	37.7
Financial Exchanges & Data	21.2
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

13

SPDR S&P HEALTH CARE EQUIPMENT ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Equipment Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 28.66%, and the Index was 29.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, and transaction costs contributed to the difference between the Fund’s performance and that of the Index.

The Index had stable returns throughout the Reporting Period, with all four quarters ending in positive territory and over 20% return during first half of 2018. The aging population of baby boomers continues to spark increased demand for cosmetic procedures, most of which require the most advanced technology from heath care equipment companies in the industry. In addition, as health care becomes increasingly decentralized, mobile apps and other do-it-yourself health care devices are taking center stage with fast growing demand. Digital technology is becoming infused in nearly every sector of health care delivery. The inclusion of software in medical device development means medical devices are becoming more complex, yet the benefits of innovative technology to both providers and patients has grown exponentially. Mobile devices allow patients to better monitor their own personal health issues and store and report the results directly to their physicians. The convenience and flexibility from owning these smart medical devices allows patients to feel more empowered and independent in their own health care.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ABIOMED, Inc., Haemonetics Corporation, and Align Technology, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were DENTSPLY SIRONA, Inc., GenMark Diagnostics, Inc., and NuVasive, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

14

SPDR S&P HEALTH CARE EQUIPMENT ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index*	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index*
ONE YEAR	28.66%	28.65%	29.08%	28.66%	28.65%	29.08%
FIVE YEARS	172.48%	172.59%	176.22%	22.20%	22.21%	22.53%
SINCE INCEPTION (1)	251.22%	251.35%	259.39%	18.43%	18.43%	18.80%

(1)

For the period January 26, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*	The S&P Health Care Equipment Select Industry represents the health care equipment segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Tandem Diabetes Care, Inc.	2.3%
Wright Medical Group NV	1.7
Merit Medical Systems, Inc.	1.7
AxoGen, Inc.	1.7
Quidel Corp.	1.7
Hologic, Inc.	1.7
Becton Dickinson and Co.	1.7
Neogen Corp.	1.7
LivaNova PLC	1.7
Inogen, Inc.	1.7
TOTAL	17.6%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Health Care Equipment	76.2%
Health Care Supplies	23.7
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

15

SPDR S&P HEALTH CARE SERVICES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Services Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 7.87%, and the Index was 8.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

Merger and acquisition activity, technological advances, and threats to repeal the Affordable Care Act (“ACA”) were primary drivers of Fund performance during the Reporting Period.

The industry experienced growth due to continued merger and acquisition activity. There were also numerous technological advances within the industry that made health care services more accessible and easier to use. Artificial intelligence has been vital to this technological growth and it is allowing patients to receive medical treatment at home in a convenient manner. During the Reporting Period, the industry experienced a threat in the attempted repeal of the ACA, which is a major contributor to the revenue streams of health care service companies because it provides expanded access to health insurance.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tenet Healthcare Corporation, Chemed Corporation, and HealthEquity Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Owens & Minor, Inc., Patterson Companies, Inc., and Community Health Systems, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

16

SPDR S&P HEALTH CARE SERVICES ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index*	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index*
ONE YEAR	7.87%	7.99%	8.21%	7.87%	7.99%	8.21%
FIVE YEARS	76.51%	76.20%	79.47%	12.04%	12.00%	12.41%
SINCE INCEPTION (1)	197.77%	198.00%	204.96%	17.52%	17.53%	17.95%

(1)

For the period September 28, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*	S&P Health Care Services Select Industry Index represents the health care segment of the S&P Total Stock Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Molina Healthcare, Inc.	2.7%
LHC Group, Inc.	2.6
Amedisys, Inc.	2.6
Premier, Inc. Class A	2.5
WellCare Health Plans, Inc.	2.5
Tivity Health, Inc.	2.5
Anthem, Inc.	2.5
Patterson Cos., Inc.	2.5
AMN Healthcare Services, Inc.	2.5
Acadia Healthcare Co., Inc.	2.5
TOTAL	25.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Health Care Services	38.5%
Managed Health Care	25.2
Health Care Facilities	23.5
Health Care Distributors	14.2
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

17

SPDR S&P INSURANCE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. The Fund’s benchmark is the S&P Insurance Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.28%, and the Index was 3.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

Rising interest rates, improved economic conditions and insurance claims related to natural disasters were primary drivers of Fund performance during the Reporting Period.

During the Reporting Period, the Federal Reserve raised interest rates three times. Rate hikes tend to improve the performance of insurance stocks because their underlying investment income typically increases during times of higher interest rates. Also, improvements in general economic conditions have been a benefit to insurance companies because consumers are buying more insurable items, such as homes and automobiles. As a detractor of performance, insurers have seen an uptick in claims due to major natural disasters like hurricanes and wildfires. As these claims have increased, insurance companies struggle to obtain increased premium growth.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were XL Group Ltd, Validus Holdings, Ltd., and Progressive Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were ProAssurance Corporation, Brighthouse Financial, Inc., and AmTrust Financial Services, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

18

SPDR S&P INSURANCE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Insurance Select Industry Index*	Net Asset Value	Market Value	S&P Insurance Select Industry Index*
ONE YEAR	3.28%	3.29%	3.65%	3.28%	3.29%	3.65%
FIVE YEARS	80.13%	80.17%	83.46%	12.49%	12.50%	12.90%
TEN YEARS (1)	160.81%	161.07%	N/A	10.06%	10.07%	N/A

(1)

Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.

(2)

The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2008 through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through June 30, 2018.

*	The S&P Insurance Select Industry Index represents the insurance segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Assurant, Inc.	2.3%
Everest Re Group, Ltd.	2.2
Validus Holdings, Ltd.	2.2
XL Group, Ltd.	2.2
FNF Group	2.2
White Mountains Insurance Group, Ltd.	2.2
Marsh & McLennan Cos., Inc.	2.2
First American Financial Corp.	2.2
Allstate Corp.	2.1
Brown & Brown, Inc.	2.2
TOTAL	22.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Property & Casualty Insurance	41.0%
Life & Health Insurance	25.0
Multi-line Insurance	12.5
Insurance Brokers	10.7
Reinsurance	10.5
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

19

SPDR S&P INTERNET ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the internet segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Internet Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 42.73%, and the Index was 43.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

Technology sector performance, e-commerce strength, and increased demand for cloud computing were primary drivers of Fund performance during the Reporting Period.

Throughout the Reporting Period, the technology sector was one of the top performing sectors within the S&P 500 Index, which helped drive the returns of the Index. Internet commerce continued to thrive at the expense of traditional brick and mortar retail stores. The mobile shopping experience is constantly being enhanced and is encouraging consumers to do much of their shopping at home and on the go. This trend has greatly benefited internet companies. Cloud computing providers have also been solid contributors to the Index recently. As more companies invest in cloud-based solutions, the companies which provide them are experiencing significant growth.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nutanix, Inc. Class A, Etsy, Inc., and GrubHub, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Gogo Inc., TrueCar, Inc., and Overstock.com, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

20

SPDR S&P INTERNET ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Internet Select Industry Index*	Net Asset Value	Market Value	S&P Internet Select Industry Index*
ONE YEAR	42.73%	42.82%	43.42%	42.73%	42.82%	43.42%
SINCE INCEPTION (1)	95.91%	96.08%	97.74%	39.78%	39.84%	40.42%

(1)

For the period June 27, 2016 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*	The S&P Internet Select Industry Index represents the internet segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Etsy, Inc.	1.9%
Web.com Group, Inc.	1.8
Wayfair, Inc. Class A	1.7
PetMed Express, Inc.	1.6
Nutrisystem, Inc.	1.6
Yext, Inc.	1.6
Netflix, Inc.	1.6
Twitter, Inc.	1.6
Trade Desk, Inc. Class A	1.6
Apptio, Inc. Class A	1.6
TOTAL	16.6%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Internet Software & Services	79.2%
Internet Retail	20.7
Short-Term Investments	6.9
Liabilities in Excess of Other Assets	(6.8)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Internet ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

21

SPDR S&P METALS & MINING ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Metals & Mining Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 21.01%, and the Index was 21.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security misweights, contributed to the difference between the Fund’s performance and that of the Index.

Improved economic conditions and new political policies in the United States were primary drivers of Fund performance during the Reporting Period.

Continued improvement of economic conditions in the United States contributed to positive returns in the Index during the Reporting Period. A solid economic environment typically increases demand for automobiles and construction, which has a positive impact on metal makers who supply those industries. The coal industry, which is a significant portion of the Index, has struggled in recent years due to the country’s effort to reduce carbon emissions and increase environmental regulations. The 2016 presidential election had a positive impact on performance due to signs of some deregulation in the industry. In 2017, President Trump withdrew the United States from the Paris Climate Agreement, which was a positive signal for coal mining companies and positively impacted performance.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were United States Steel Corporation, Alcoa Corp., and Allegheny Technologies Incorporated. The top negative contributors to the Fund’s performance during the Reporting Period were Coeur Mining, Inc., Hecla Mining Company, and AK Steel Holding Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

22

SPDR S&P METALS & MINING ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index*	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index*
ONE YEAR	21.01%	21.05%	21.42%	21.01%	21.05%	21.42%
FIVE YEARS	16.36%	16.54%	15.14%	3.08%	3.11%	2.86%
TEN YEARS	–56.50%	–56.55%	–56.60%	–7.99%	–8.00%	–8.01%

*	The S&P Metals & Mining Select Industry Index represents the metals and mining segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Royal Gold, Inc.	4.8%
Cleveland-Cliffs, Inc.	4.7
Newmont Mining Corp.	4.7
Peabody Energy Corp.	4.7
Alcoa Corp.	4.6
Coeur Mining, Inc.	4.6
Freeport-McMoRan, Inc.	4.6
Warrior Met Coal, Inc.	4.5
United States Steel Corp.	4.5
Nucor Corp.	4.5
TOTAL	46.2%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Steel	50.0%
Aluminum	11.4
Coal & Consumable Fuels	11.3
Gold	10.3
Silver	7.3
Diversified Metals & Mining	5.0
Copper	4.6
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

23

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 11.48%, and the Index was 11.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and expenses contributed to the difference between the Fund’s performance and that of the Index.

Growth and profits for operators in the industry are closely linked to energy demand and corresponding market prices. Although higher than average inventories in the third quarter of the Reporting Period resulted in negative returns, there were positive returns during the rest of the Reporting Period due to rising crude oil prices and increased demand for oil. Oil and gas companies are focused on drilling new wells and therefore they are increasing their workforce and investing in high-end technologies, such as digitized drilling vessels.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Diamond Offshore Drilling, Inc., Transocean Ltd., and Rowan Cos. Plc Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Nabors Industries Ltd., U.S. Silica Holdings, Inc., and Basic Energy Services, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

24

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index*	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index*
ONE YEAR	11.48%	11.62%	11.63%	11.48%	11.62%	11.63%
FIVE YEARS	–53.78%	–53.74%	–53.51%	–14.30%	–14.29%	–14.20%
TEN YEARS	–63.20%	–63.19%	–62.59%	–9.51%	–9.51%	–9.36%

*	The S&P Oil & Gas Equipment & Services Select Industry Index represents the oil and gas equipment and services segment of the S&P Total Markets Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
ProPetro Holding Corp.	3.3%
Ensco PLC Class A	3.3
Noble Corp. PLC	3.2
Diamond Offshore Drilling, Inc.	3.2
Dril-Quip, Inc.	3.2
Oceaneering International, Inc.	3.2
Archrock, Inc.	3.2
Transocean, Ltd.	3.1
RPC, Inc.	3.1
National Oilwell Varco, Inc.	3.1
TOTAL	31.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Oil & Gas Equipment & Services	73.4%
Oil & Gas Drilling	26.5
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

25

SPDR S&P PHARMACEUTICALS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Pharmaceuticals Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 0.46%, and the Index was 0.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Index trailed the broader S&P 500 Index by approximately 14% for the Reporting Period. Pharmaceutical industry stocks were negatively impacted by political events and an influx of generic branded drugs into the market. Amazon’s announcement that it intended to enter the prescription drug market had a negative impact on performance. Amazon acquired PillPack, an online pharmacy, at the end of the Reporting Period. The Trump administration’s announcement that it intended to focus on reducing patients’ out-of-pocket costs for prescription drugs had a negative impact on performance. In May 2018, President Trump presented a plan to address patient out-of-pocket costs for prescription drugs by focusing on health insurance benefits and Medicare rather than reducing prescription drug prices, which negated the impact of the prior announcement.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nektar Therapeutics, Zoetis, Inc. Class A, and Horizon Pharma plc. The top negative contributors to the Fund’s performance during the Reporting Period were Allergan plc, Akorn, Inc., and Mallinckrodt Plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

26

SPDR S&P PHARMACEUTICALS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index*	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index*
ONE YEAR	0.46%	0.49%	0.67%	0.46%	0.49%	0.67%
FIVE YEARS	42.50%	42.40%	43.68%	7.34%	7.33%	7.52%
TEN YEARS	245.06%	244.80%	251.68%	13.19%	13.18%	13.40%

*	The S&P Pharmaceuticals Select Industry Index represents the pharmaceuticals segment of the S&P Total Markets Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Bristol-Myers Squibb Co.	4.8%
Perrigo Co. PLC	4.6
Eli Lilly & Co.	4.5
Pfizer, Inc.	4.5
Zoetis, Inc.	4.5
Allergan PLC	4.5
Johnson & Johnson	4.5
Jazz Pharmaceuticals PLC	4.5
Merck & Co., Inc.	4.4
Mallinckrodt PLC	4.2
TOTAL	45.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Pharmaceuticals	99.9%
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

27

SPDR S&P RETAIL ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Retail Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 21.07%, and the Index was 21.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, and transaction costs contributed to the difference between the Fund’s performance and that of the Index.

The retail industry had double digit returns during the Reporting Period due to a host of large mergers and acquisitions, new breakthroughs in e-commerce technology, and synergies that helped many retailers’ bottom lines. Despite rising fears for some retailers because of potential Chinese tariffs, sales at retailers such as auto dealers, restaurants and Internet sites rose in the last months of the Reporting Period. Many U.S. retailers struggled to boost sales as shoppers reduced their visits to brick-and-mortar stores, sought steep discounts and preferred shopping online. Growing media service providers and retailers that offered online shopping generally finished the period with positive returns.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tailored Brands, Inc., Urban Outfitters, Inc., and Netflix, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were J. C. Penney Company, Inc., Office Depot, Inc., and Overstock.com, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

28

SPDR S&P RETAIL ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Retail Select Industry Index*	Net Asset Value	Market Value	S&P Retail Select Industry Index*
ONE YEAR	21.07%	21.01%	21.30%	21.07%	21.01%	21.30%
FIVE YEARS	34.58%	34.48%	35.65%	6.12%	6.10%	6.29%
TEN YEARS	277.45%	278.25%	284.90%	14.21%	14.23%	14.43%

*	The S&P Retail Select Industry Index represents the retail segment of the S&P Total Markets Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Rent-A-Center, Inc.	1.5%
Carvana Co.	1.4
Wayfair, Inc. Class A	1.4
Kroger Co.	1.4
PetMed Express, Inc.	1.4
Nutrisystem, Inc.	1.4
Casey’s General Stores, Inc.	1.3
Netflix, Inc.	1.4
DSW, Inc. Class A	1.3
Dollar General Corp.	1.3
TOTAL	13.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Apparel Retail	23.2%
Internet Retail	16.9
Automotive Retail	16.2
Specialty Stores	14.3
General Merchandise Stores	6.3
Food Retail	6.0
Department Stores	5.8
Computer & Electronics Retail	5.1
Hypermarkets & Super Centers	3.6
Drug Retail	2.4
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

29

SPDR S&P SEMICONDUCTOR ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Semiconductor Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 18.04%, and the Index was 18.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, and transaction costs contributed to the difference between the Fund’s performance and that of the Index.

The Index had a return of over 13% in the first half of the Reporting Period. Semiconductor earnings were driven by increasing memory device prices, a boost in cryptocurrency, increasing demand by data centers and cloud companies for artificial intelligence, and the growing popularity of e-sports. Despite flat performance at the beginning of 2018, the Index rebounded nicely, partly due to the tax reform bill Congress passed in December 2017. The semiconductor industry welcomed the bill, which cut the corporate tax rate from 35% to 21% and helped incentivize companies to invest in research and development. The increased popularity of autonomous vehicles and the growing market for artificial intelligence-powered drones also had a positive impact on the Index’s performance.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Cree, Inc., Micron Technology, Inc., and NVIDIA Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were MaxLinear Inc., Cirrus Logic, Inc., and MACOM Technology Solutions Holdings, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

30

SPDR S&P SEMICONDUCTOR ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index*	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index*
ONE YEAR	18.04%	18.04%	18.11%	18.04%	18.04%	18.11%
FIVE YEARS	179.70%	179.71%	183.23%	22.84%	22.84%	23.15%
TEN YEARS	273.00%	272.31%	274.81%	14.07%	14.05%	14.13%

*	The S&P Semiconductor Select Industry Index represents the semiconductor segment of the S&P Total Markets Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
SunPower Corp.	3.5%
Synaptics, Inc.	3.5
Cirrus Logic, Inc.	3.3
Cavium, Inc.	3.3
Qorvo, Inc.	3.3
First Solar, Inc.	3.3
Monolithic Power Systems, Inc.	3.3
Marvell Technology Group, Ltd.	3.2
Advanced Micro Devices, Inc.	3.2
Skyworks Solutions, Inc.	3.2
TOTAL	33.1%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Semiconductors	99.8%
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

31

SPDR S&P SOFTWARE & SERVICES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Software & Services Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 29.83%, and the Index was 30.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The software and services industry performed well in the Reporting Period. The industry is developing new technologies rapidly, leading to rapid growth. Cloud computing continues to be a key trend as more companies spend on cloud services. Increasingly companies are investing in cloud services as an infrastructure and reducing reliance on servers, lowering infrastructural costs and increasing flexibility. Machine learning is also growing rapidly as artificial intelligence is taken to the next level, inspired by the human brain.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Square, Inc. Class A, Qualys, Inc., and Varonis Systems, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were TiVo Corp., MicroStrategy Incorporated Class A, and Synchronoss Technologies, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

32

SPDR S&P SOFTWARE & SERVICES ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Software & Services Select Industry Index*	Net Asset Value	Market Value	S&P Software & Services Select Industry Index*
ONE YEAR	29.83%	30.06%	30.24%	29.83%	30.06%	30.24%
FIVE YEARS	132.23%	132.54%	135.13%	18.35%	18.39%	18.65%
SINCE INCEPTION (1)	251.09%	251.66%	257.74%	20.42%	20.45%	20.77%

(1)

For the period September 28, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*	The S&P Software & Services Select Industry Index represents the software and services segment of the S&P Total Stock Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Glu Mobile, Inc.	0.9%
8x8, Inc.	0.9
ForeScout Technologies, Inc.	0.9
Appian Corp.	0.9
PTC, Inc.	0.9
Alliance Data Systems Corp.	0.9
First Data Corp. Class A	0.9
Take-Two Interactive Software, Inc.	0.9
FleetCor Technologies, Inc.	0.9
PROS Holdings, Inc.	0.9
TOTAL	9.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Application Software	36.0%
Data Processing & Outsourced Services	27.7
Systems Software	18.2
IT Consulting & Other Services	14.7
Home Entertainment Software	3.3
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

33

SPDR S&P TECHNOLOGY HARDWARE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Technology Hardware ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the technology hardware segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Technology Hardware Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 12.14%, and the Index was 12.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

The macroeconomic conditions surrounding the mid-cycle business phase supported the growth-oriented Technology sector and was a primary driver of Fund’s performance during the Reporting Period. Within the Technology sector, the Technology Hardware industry gathered momentum as corporations gained confidence in the stability of the economic recovery and made meaningful capital investments in Information Technology. The supportive environment did not bode well for all companies in the industry, however, and there was a wide dispersion in returns between the top and bottom performers.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NetApp, Inc., Pure Storage, Inc. Class A, and Seagate Technology PLC. The top negative contributors to the Fund’s performance during the Reporting Period were Electronics For Imaging, Inc., NCR Corporation, and Diebold Nixdorf Incorporated.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

34

SPDR S&P TECHNOLOGY HARDWARE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Technology Hardware Select Industry Index*	Net Asset Value	Market Value	S&P Technology Hardware Select Industry Index*
ONE YEAR	12.14%	12.05%	12.28%	12.14%	12.05%	12.28%
SINCE INCEPTION (1)	65.09%	64.92%	66.13%	28.35%	28.29%	28.78%

(1)

For the period June 27, 2016 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*	The S&P Technology Hardware Select Industry Index represents the technology hardware segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
NetApp, Inc.	3.0%
Belden, Inc.	2.9
Fitbit, Inc. Class A	2.9
Itron, Inc.	2.9
Littelfuse, Inc.	2.9
Seagate Technology PLC	2.8
VeriFone Systems, Inc.	2.8
3D Systems Corp.	2.8
Diebold Nixdorf, Inc.	2.8
National Instruments Corp.	2.7
TOTAL	28.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Electronic Equipment, Instruments & Components	62.8%
Technology Hardware, Storage & Peripherals	37.0
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Technology Hardware ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

35

SPDR S&P TELECOM ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Telecom Select Industry Index (the“Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 4.97%, and the Index was 4.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effects of security misweights and securities lending contributed to the difference between the Fund’s performance and that of the Index.

Telecommunications was the second worst performing sector in 2017 and has not rebounded from its lackluster performance thus far into 2018. It is therefore no surprise that the S&P 500 outpaced the Index for the Reporting Period. Telecommunications companies offer some of the highest dividend yields of any industry which makes them attractive in periods of declining interest rates. The U.S. has entered into a rising interest rate environment after years of holding steady and with the outlook of continual increases in interest rates from the Federal Reserve, the dividends from Telecommunication companies maintain a relatively lower value. A positive attribute in the space is that the demand for wireless services is continually rising, yet when taking a closer look, competition within the sector is also on the rise. This industry is driven by fierce competition which has shown to be expensive and reduces the defensive nature of the space. The competitive nature of this industry carries with it the need for equipment upgrades, thus increasing cost for providers and giving the Telecommunications space the highest debt-to-equity ratio of any nonfinancial sector.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Vonage Holdings Corp., Arista Networks, Inc., and Ubiquiti Networks, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Globalstar, Inc., Windstream Holdings, Inc., and Frontier Communications Corporation Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

36

SPDR S&P TELECOM ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Telecom Select Industry Index*	Net Asset Value	Market Value	S&P Telecom Select Industry Index*
ONE YEAR	4.97%	5.07%	4.01%	4.97%	5.07%	4.01%
FIVE YEARS	59.36%	59.39%	59.12%	9.77%	9.77%	9.74%
SINCE INCEPTION (1)	58.12%	58.19%	59.25%	6.36%	6.37%	6.47%

(1)

For the period January 26, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*	The S&P Telecom Select Industry Index represents the telecommunications segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Vonage Holdings Corp.	2.8%
Ciena Corp.	2.7
NetScout Systems, Inc.	2.7
Infinera Corp.	2.7
Viavi Solutions, Inc.	2.6
CenturyLink, Inc.	2.6
Sprint Corp.	2.6
Finisar Corp.	2.6
ViaSat, Inc.	2.6
Motorola Solutions, Inc.	2.6
TOTAL	26.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Communications Equipment	64.9%
Diversified Telecommunication Services	23.6
Wireless Telecommunication Services	11.3
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(7.8)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

37

SPDR S&P TRANSPORTATION ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Transportation Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 14.74%, and the Index was 15.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

The Fund kept in lockstep pace with the broader U.S. equity market over the Reporting Period. The Transportation industry struggled in the first half of the 2017 fiscal year, plagued by numerous issues such as back-to-back hurricanes, high costs from fuel and labor as well as declining automotive sales. The industry rebound can be attributed to an increase in freight demand and the Trump administration’s growth agenda, the tax overhaul and deregulation. A positive economic environment has helped support the Transportation industry as the demand for freight has increased due to positive growth in manufacturing and construction. The trucking industry is the main beneficiary of this demand, yet railroads and airlines have also seen increased figures. Additionally, transportation companies maintain significant investments in capital expenditure.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Hertz Global Holdings, Inc., XPO Logistics, Inc., and Old Dominion Freight Line, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Spirit Airlines, Inc., Alaska Air Group, Inc., and Macquarie Infrastructure Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

38

SPDR S&P TRANSPORTATION ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Transportation Select Industry Index*	Net Asset Value	Market Value	S&P Transportation Select Industry Index*
ONE YEAR	14.74%	14.75%	15.19%	14.74%	14.75%	15.19%
FIVE YEARS	97.21%	97.18%	100.49%	14.55%	14.54%	14.93%
SINCE INCEPTION (1)	160.93%	160.81%	167.78%	13.78%	13.78%	14.19%

(1)

For the period January 26, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*	The S&P Transportation Select Industry Index represents the transportation segment of the S&P Total Market Index.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Ryder System, Inc.	2.7%
Macquarie Infrastructure Corp.	2.7
AMERCO	2.7
Genesee & Wyoming, Inc. Class A	2.6
Southwest Airlines Co.	2.7
JetBlue Airways Corp.	2.6
United Continental Holdings, Inc.	2.6
Hub Group, Inc. Class A	2.6
Werner Enterprises, Inc.	2.6
Spirit Airlines, Inc.	2.6
TOTAL	26.4%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Trucking	33.4%
Airlines	24.8
Air Freight & Logistics	22.7
Railroads	12.8
Marine	3.5
Airport Services	2.7
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

39

SPDR SSGA GENDER DIVERSITY INDEX ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR SSGA Gender Diversity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. companies that are leaders in advancing women through gender diversity on their boards of directors and in management. The Fund’s benchmark is the SSGA Gender Diversity Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 13.80%, and the Index was 14.05%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund posted positive returns over 10 of the 12 months in the Reporting Period as U.S. equity markets responded to positive economic news, low unemployment rates and growth-friendly tax reform. The information technology and energy sectors were the top performing sectors while Utilities and Telecommunications services lagged. The Fund underperformed the broad U.S. large-capitalization universe, with security selection in the consumer discretionary sector being a top detractor. The Fund has a quality bias and its high return on equity exposure positively contributed to performance over the Reporting Period, but this was outweighed by other factors such as momentum.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Mastercard Incorporated Class A, Texas Instruments Incorporated, and PayPal Holdings Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Cardinal Health, Inc., PG&E Corporation, and CVS Health Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

40

SPDR SSGA GENDER DIVERSITY INDEX ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA Gender Diversity Index*	Net Asset Value	Market Value	SSGA Gender Diversity Index*
ONE YEAR	13.80%	13.85%	14.05%	13.80%	13.85%	14.05%
SINCE INCEPTION (1)	36.37%	36.46%	37.07%	14.32%	14.35%	14.59%

(1)

For the period March 7, 2016 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/7/16, 3/8/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The SSGA Gender Diversity Index is designed to measure the performance of U.S. large capitalization companies that are “gender diverse,” which are defined as companies that exhibit gender diversity in their senior leadership positions.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Pfizer, Inc.	5.8%
Coca-Cola Co.	4.9
Mastercard, Inc. Class A	4.8
PepsiCo, Inc.	4.0
Amgen, Inc.	3.6
International Business Machines Corp.	3.4
McDonald’s Corp.	3.3
Texas Instruments, Inc.	2.9
PayPal Holdings, Inc.	2.5
American Express Co.	2.3
TOTAL	37.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2018

% of Net Assets
Information Technology	23.2%
Health Care	19.0
Consumer Staples	11.6
Consumer Discretionary	10.6
Financials	10.2
Industrials	10.0
Energy	6.8
Utilities	3.9
Real Estate	2.6
Materials	0.9
Telecommunication Services	0.9
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR SSGA Gender Diversity Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

41

SPDR WELLS FARGO® PREFERRED STOCK ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Wells Fargo® Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities. Preferred securities are defined as non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock. The Fund’s benchmark is the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.34%, and the Index was 1.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding contributed to the difference between the Fund’s performance and that of the Index.

With a combined weight of over 55% of the Fund, the largest industry weights were: banks, diversified financials, and insurance. The performance of each of these industries during the Reporting Period was 1.71%, 3.25% and 1.76%, respectively. These returns were the main drivers of the overall Fund performance. As a general characteristic, preferred stocks are less volatile than common stocks, and thus have little possibility of large capital gains. Preferred stocks are a hybrid between traditional equities and bonds and provide certain benefits in any market climate. The Fund invested primarily in preferred stock (as opposed to common stock) and posted a positive return for the period, whereas funds invested primarily in common stock performed less favorably.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ING Groep NV 6.38% Perpetual Hybrid Cap Secs 2007-Without fixed maturity, Aegon NV 6.38% Perpetual Capital Secs 2005-Without Fixed Maturity, and BB&T Corp Deposit Shs Repr 1/1000th Non-Cumulative Perpetual Preferred Shares Series E. The top negative contributors to the Fund’s performance during the Reporting Period were: Merrill Lynch Capital Trust III 7.38% Trust Pfd Secs, Qwest Corp 6.50% Notes 2016-01.09.56, and Qwest Corp 6.13% Notes 2013-1.6.53 Sr.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

42

SPDR WELLS FARGO® PREFERRED STOCK ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index*	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index*
ONE YEAR	1.34%	1.61%	1.65%	1.34%	1.61%	1.65%
FIVE YEARS	32.27%	32.82%	34.07%	5.75%	5.84%	6.04%
SINCE INCEPTION (1)	82.72%	83.22%	87.27%	7.10%	7.13%	7.40%

(1)

For the period September 16, 2009 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Wells Fargo Hybrid and Preferred Securities Aggregate Index is a modified market capitalization weighted index composed of preferred stock and securities that are functionally equivalent to preferred stock including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
PNC Financial Services Group, Inc. 6.13% 5/1/2022	2.3%
HSBC Holdings PLC 6.20% 11/22/2017	2.1
AT&T, Inc. 5.35% 11/1/2066	1.9
US Bancorp 6.50% 1/15/2022	1.7
BB&T Corp. 5.63% 5/1/2018	1.6
Merrill Lynch Capital Trust I 6.45% 12/15/2066	1.5
ING Groep NV 6.38% 12/15/2017	1.5
Southern Co. 6.25% 10/15/2075	1.5
Aegon NV 6.38% 2/20/2018	1.4
US Bancorp 3.50% 11/20/2017	1.3
TOTAL	16.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	67.3%
Utilities	12.6
Real Estate	8.1
Telecommunication Services	7.5
Industrials	2.5
Information Technology	1.1
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Wells Fargo® Preferred Stock ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

43

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 7.5%
Acacia Communications, Inc. (a) (b)	7,922	$275,765
Applied Optoelectronics, Inc. (a)	7,958	357,314
Arista Networks, Inc. (a)	1,424	366,666
InterDigital, Inc. (a)	4,190	338,971
Motorola Solutions, Inc.	3,420	397,986
NetScout Systems, Inc. (a)	10,740	318,978
Oclaro, Inc. (a)	42,815	382,338
Ubiquiti Networks, Inc. (a) (b)	4,940	418,517

		2,856,535

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Fitbit, Inc. Class A (a)	45,742	298,695

HEALTH CARE TECHNOLOGY — 1.2%
Veeva Systems, Inc. Class A (a)	5,741	441,253

HOUSEHOLD DURABLES — 0.7%
ZAGG, Inc. (a)	16,136	279,153

INTERNET & CATALOG RETAIL — 2.4%
Groupon, Inc. (a)	58,278	250,596
Netflix, Inc. (a)	1,710	669,345

		919,941

INTERNET SOFTWARE & SERVICES — 35.8%
Alteryx, Inc. Class A (a) (b)	11,228	428,460
Autohome, Inc. ADR	5,247	529,947
Baozun, Inc. ADR (a) (b)	10,072	550,938
Bitauto Holdings, Ltd. ADR (a) (b)	10,372	246,646
Blucora, Inc. (a)	14,797	547,489
Box, Inc. Class A (a)	15,596	389,744
Carbonite, Inc. (a)	13,870	484,063
Cloudera, Inc. (a)	19,080	260,251
Envestnet, Inc. (a)	6,347	348,768
Facebook, Inc. Class A (a)	1,799	349,582
GrubHub, Inc. (a)	4,497	471,780
Hortonworks, Inc. (a)	15,842	288,641
LogMeIn, Inc.	2,694	278,155
Mimecast, Ltd. (a)	11,800	486,278
Momo, Inc. ADR (a)	12,964	563,934
New Relic, Inc. (a)	5,589	562,198
Okta, Inc. (a)	12,327	620,911
Pandora Media, Inc. (a) (b)	64,093	505,053
Q2 Holdings, Inc. (a)	8,441	481,559
Quotient Technology, Inc. (a)	27,328	357,997
Shopify, Inc. Class A (a)	3,110	453,718
SINA Corp. (a)	3,222	272,871
SPS Commerce, Inc. (a)	6,693	491,802
Trade Desk, Inc. Class A (a)	6,554	614,765
TrueCar, Inc. (a)	28,293	285,476
Twilio, Inc. Class A (a)	12,678	710,222
Twitter, Inc. (a)	14,825	647,408
Weibo Corp. ADR (a) (b)	3,102	275,334
Wix.com, Ltd. (a) (b)	5,579	559,574
Yelp, Inc. (a)	7,592	297,455
YY, Inc. ADR (a)	2,886	289,956

		13,650,975

IT SERVICES — 8.5%
Accenture PLC Class A	2,119	346,647
DXC Technology Co.	3,930	316,797
EPAM Systems, Inc. (a)	3,029	376,596
International Business Machines Corp.	2,086	291,414
Jack Henry & Associates, Inc.	2,762	360,054
Sabre Corp.	16,168	398,380
Teradata Corp. (a)	8,251	331,278
Travelport Worldwide, Ltd.	24,586	455,824
Virtusa Corp. (a)	7,115	346,358

		3,223,348

PROFESSIONAL SERVICES — 1.0%
IHS Markit, Ltd. (a)	7,138	368,249

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Cavium, Inc. (a)	3,794	328,181
FormFactor, Inc. (a)	21,478	285,657
Ichor Holdings, Ltd. (a) (b)	13,542	287,361
MaxLinear, Inc. (a)	12,723	198,352
Micron Technology, Inc. (a)	7,635	400,379
MKS Instruments, Inc.	3,429	328,155
NVIDIA Corp.	1,726	408,890
Qorvo, Inc. (a)	4,772	382,571
Silicon Motion Technology Corp. ADR (b)	6,147	325,115

		2,944,661

SOFTWARE — 29.5%
ACI Worldwide, Inc. (a)	14,272	352,090
Atlassian Corp. PLC Class A (a)	6,985	436,702
CA, Inc.	9,625	343,131
Check Point Software Technologies, Ltd. (a) (b)	3,015	294,505
Cheetah Mobile, Inc. ADR (a) (b)	28,721	274,573
Citrix Systems, Inc. (a)	3,685	386,335
CyberArk Software, Ltd. (a)	7,384	464,897
Ebix, Inc. (b)	4,108	313,235
Ellie Mae, Inc. (a) (b)	3,484	361,779
Everbridge, Inc. (a)	12,045	571,174
Fair Isaac Corp. (a)	2,063	398,819
FireEye, Inc. (a) (b)	23,019	354,262
Globant SA (a)	7,663	435,182
Guidewire Software, Inc. (a) (b)	4,364	387,436
Imperva, Inc. (a)	7,871	379,776
Paycom Software, Inc. (a)	4,044	399,668
Paylocity Holding Corp. (a)	6,860	403,780
Proofpoint, Inc. (a)	3,660	422,035
Qualys, Inc. (a)	5,604	472,417
RealPage, Inc. (a)	7,218	397,712
Snap, Inc. Class A (a) (b)	20,119	263,358
Splunk, Inc. (a)	3,990	395,449
SS&C Technologies Holdings, Inc.	7,739	401,654
Symantec Corp.	11,216	231,610
Tableau Software, Inc. Class A (a)	4,581	447,793
Talend SA ADR (a)	7,706	479,930
TiVo Corp.	21,844	293,802
Varonis Systems, Inc. (a)	6,655	495,797
VMware, Inc. Class A (a)	2,637	387,560

		11,246,461

See accompanying notes to financial statements.

44

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
Apple, Inc.	1,863	$344,860
Diebold Nixdorf, Inc. (b)	17,839	213,176
Hewlett Packard Enterprise Co.	22,423	327,600
Pure Storage, Inc. Class A (a)	19,252	459,738
Western Digital Corp.	3,838	297,099

		1,642,473

THRIFTS & MORTGAGE FINANCE — 0.5%
LendingTree, Inc. (a) (b)	984	210,379

TOTAL COMMON STOCKS (Cost $36,374,006)		38,082,123

SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	27,482	27,482
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,048,418	2,048,418

TOTAL SHORT-TERM INVESTMENTS (Cost $2,075,900)		2,075,900

TOTAL INVESTMENTS — 105.4% (Cost $38,449,906)		40,158,023
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(2,044,018)

NET ASSETS — 100.0%		$38,114,005

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$2,856,535	$—	$—	$2,856,535
Electronic Equipment, Instruments & Components	298,695	—	—	298,695
Health Care Technology	441,253	—	—	441,253
Household Durables	279,153	—	—	279,153
Internet & Catalog Retail	919,941	—	—	919,941
Internet Software & Services	13,650,975	—	—	13,650,975
IT Services	3,223,348	—	—	3,223,348
Professional Services	368,249	—	—	368,249
Semiconductors & Semiconductor Equipment	2,944,661	—	—	2,944,661
Software	11,246,461	—	—	11,246,461
Technology Hardware, Storage & Peripherals	1,642,473	—	—	1,642,473
Thrifts & Mortgage Finance	210,379	—	—	210,379
Short-Term Investments	2,075,900	—	—	2,075,900

TOTAL INVESTMENTS	$40,158,023	$—	$—	$40,158,023

See accompanying notes to financial statements.

45

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,520	$8,520	$351,113	$332,151	$—	$—	27,482	$27,482	$217	$—
State Street Navigator Securities Lending Government Money Market Portfolio	498,534	498,534	12,161,231	10,611,347	—	—	2,048,418	2,048,418	24,217	—

TOTAL		$507,054	$12,512,344	$10,943,498	$—	$—		$2,075,900	$24,434	$—

See accompanying notes to financial statements.

46

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.3%
BHP Billiton, Ltd.	26,494	$663,791
National Australia Bank, Ltd. (a)	24,109	488,253

		1,152,044

BELGIUM — 0.5%
Anheuser-Busch InBev SA	4,801	484,868

BRAZIL — 0.6%
Petroleo Brasileiro SA Preference Shares ADR	59,259	523,850
Petroleo Brasileiro SA Preference Shares	3,200	14,297

		538,147

CANADA — 1.4%
Nutrien, Ltd.	13,192	717,239
Royal Bank of Canada	7,781	585,534

		1,302,773

CHINA — 4.8%
Alibaba Group Holding, Ltd. ADR (b)	3,411	632,843
China Construction Bank Corp. Class H	677,461	626,043
China Mobile, Ltd.	55,021	488,814
China Petroleum & Chemical Corp. Class H	748,744	669,011
Industrial & Commercial Bank of China, Ltd. Class H	778,016	582,115
PetroChina Co., Ltd. Class H	911,431	693,554
Tencent Holdings, Ltd.	14,127	709,101

		4,401,481

DENMARK — 0.4%
Vestas Wind Systems A/S	6,459	399,797

FINLAND — 0.6%
Sampo Oyj Class A	11,146	543,965

FRANCE — 5.5%
Air Liquide SA	5,148	647,336
BNP Paribas SA	7,721	479,490
Carrefour SA	28,793	466,272
Cie de Saint-Gobain	10,366	463,175
Engie SA	32,961	505,290
LVMH Moet Hennessy Louis Vuitton SE	2,197	731,569
Societe Generale SA	10,503	442,870
TOTAL SA	11,174	681,143
Vinci SA	6,117	588,207

		5,005,352

GERMANY — 4.1%
Allianz SE	2,684	554,729
BASF SE	5,730	547,983
Daimler AG	7,460	480,178
Deutsche Bank AG	36,486	392,850
E.ON SE	50,658	541,420
SAP SE	5,340	616,926
Siemens AG	4,308	569,475

		3,703,561

HONG KONG — 0.7%
CLP Holdings, Ltd.	55,334	595,979

INDIA — 1.6%
Infosys, Ltd. ADR (a)	42,133	818,644
Reliance Industries, Ltd. GDR (c)	14,811	416,189
Reliance Industries, Ltd.	15,768	223,799

		1,458,632

ITALY — 1.1%
Assicurazioni Generali SpA	32,439	544,252
UniCredit SpA	28,755	479,958

		1,024,210

JAPAN — 9.7%
Bridgestone Corp.	13,349	522,198
Canon, Inc. (a)	17,021	557,967
Honda Motor Co., Ltd.	20,575	604,256
Komatsu, Ltd.	20,073	574,110
Mitsubishi Corp.	25,001	694,742
Mitsubishi UFJ Financial Group, Inc.	96,447	549,521
Mitsui & Co., Ltd.	38,951	649,681
Mizuho Financial Group, Inc.	339,841	572,206
Nippon Steel & Sumitomo Metal Corp.	24,300	477,269
Panasonic Corp.	42,944	579,035
Seven & i Holdings Co., Ltd.	14,796	645,325
SoftBank Group Corp.	7,530	542,019
Sony Corp.	14,647	748,979
Takeda Pharmaceutical Co., Ltd. (a)	10,409	439,609
Toyota Motor Corp.	10,174	658,580

		8,815,497

LUXEMBOURG — 0.7%
ArcelorMittal	21,765	638,089

MEXICO — 0.6%
America Movil SAB de CV Series L	639,663	539,243

NETHERLANDS — 0.8%
Royal Dutch Shell PLC Class A	20,676	718,656

RUSSIA — 0.7%
Gazprom PJSC ADR	138,786	610,797

SOUTH AFRICA — 1.3%
MTN Group, Ltd.	61,825	486,707
Naspers, Ltd. Class N	2,634	669,730

		1,156,437

SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd. GDR	486	507,870
Samsung Electronics Co., Ltd.	1,255	52,531

		560,401

SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria SA	67,682	479,981
Banco Santander SA	90,429	484,825
Telefonica SA	54,204	460,658

		1,425,464

SWEDEN — 0.9%
Telefonaktiebolaget LM Ericsson Class B	100,972	781,726

SWITZERLAND — 3.6%
ABB, Ltd.	24,342	532,217
Credit Suisse Group AG	39,629	596,660
Nestle SA	6,868	531,899
Novartis AG	6,827	517,585
Roche Holding AG	2,261	502,204
UBS Group AG (b)	35,591	549,305

		3,229,870

See accompanying notes to financial statements.

47

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,615	$570,884
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	14,202

		585,086

UNITED KINGDOM — 7.1%
Anglo American PLC (a)	32,204	720,584
AstraZeneca PLC	9,266	642,623
BAE Systems PLC	74,038	632,238
BP PLC	99,468	759,439
GlaxoSmithKline PLC	29,656	598,968
HSBC Holdings PLC	60,753	570,047
National Grid PLC	45,566	504,369
Rio Tinto PLC	12,302	682,315
Tesco PLC	236,325	800,925
Vodafone Group PLC	207,409	503,358

		6,414,866

UNITED STATES — 48.7%
3M Co.	2,814	553,570
Abbott Laboratories	11,196	682,844
Accenture PLC Class A	4,404	720,450
Alphabet, Inc. Class A (b)	308	347,791
Alphabet, Inc. Class C (b)	309	344,736
Amazon.com, Inc. (b)	605	1,028,379
American Express Co.	6,923	678,454
American International Group, Inc.	9,768	517,899
Amgen, Inc.	3,257	601,210
Apple, Inc.	3,644	674,541
Arconic, Inc.	23,881	406,216
AT&T, Inc.	16,380	525,962
Bank of America Corp.	25,484	718,394
Bank of New York Mellon Corp.	11,605	625,858
Baxter International, Inc.	9,245	682,651
Berkshire Hathaway, Inc. Class B (b)	3,374	629,757
Boeing Co.	2,450	821,999
Booking Holdings, Inc. (b)	314	636,506
Carnival Corp.	8,947	512,753
Caterpillar, Inc.	4,974	674,823
Chevron Corp.	5,266	665,780
Cisco Systems, Inc.	18,517	796,786
Coca-Cola Co.	12,559	550,838
Colgate-Palmolive Co.	8,126	526,646
ConocoPhillips	13,141	914,876
CVS Health Corp.	7,317	470,849
Deere & Co.	4,991	697,742
Duke Energy Corp.	6,683	528,492
eBay, Inc. (b)	15,410	558,767
Express Scripts Holding Co. (b)	9,248	714,038
Exxon Mobil Corp.	7,417	613,608
Facebook, Inc. Class A (b)	3,471	674,485
FedEx Corp.	2,740	622,144
General Electric Co.	24,561	334,275
Gilead Sciences, Inc.	6,813	482,633
Goldman Sachs Group, Inc.	2,744	605,244
Home Depot, Inc.	3,681	718,163
Honeywell International, Inc.	4,221	608,035
HP, Inc.	30,449	690,888
Intel Corp. (b)	16,536	822,005
International Business Machines Corp.	4,109	574,027
Johnson & Johnson	4,471	542,511
JPMorgan Chase & Co.	6,656	693,555
McDonald’s Corp.	3,709	581,163
Medtronic PLC	7,165	613,396
Merck & Co., Inc.	9,061	550,003
Microsoft Corp.	7,938	782,766
Mondelez International, Inc. Class A	14,313	586,833
NextEra Energy, Inc.	3,898	651,083
NIKE, Inc. Class B	11,237	895,364
Pfizer, Inc.	17,163	622,674
Philip Morris International, Inc.	5,024	405,638
Procter & Gamble Co.	6,340	494,900
QUALCOMM, Inc.	11,710	657,165
Schlumberger, Ltd.	8,976	601,661
Simon Property Group, Inc. REIT	3,696	629,022
Southwest Airlines Co.	11,042	561,817
Starbucks Corp.	10,917	533,295
Travelers Cos., Inc.	4,898	599,221
Twenty-First Century Fox, Inc. Class A	22,612	1,123,590
Union Pacific Corp.	5,429	769,181
United Parcel Service, Inc. Class B	5,073	538,905
United Technologies Corp.	5,292	661,659
UnitedHealth Group, Inc.	2,934	719,828
Verizon Communications, Inc.	12,603	634,057
Visa, Inc. Class A	5,602	741,985
Walmart, Inc.	7,419	635,437
Walt Disney Co.	6,022	631,166
Wells Fargo & Co.	11,777	652,917
Williams Cos., Inc.	19,619	531,871

		44,197,777

TOTAL COMMON STOCKS (Cost $75,541,763)		90,284,718

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	296,223	296,223
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	474,461	474,461

TOTAL SHORT-TERM INVESTMENTS (Cost $770,684)		770,684

TOTAL INVESTMENTS — 100.4% (Cost $76,312,447)		91,055,402
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(345,081)

NET ASSETS — 100.0%		$90,710,321

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

48

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,152,044	$—	$—	$1,152,044
Belgium	484,868	—	—	484,868
Brazil	538,147	—	—	538,147
Canada	1,302,773	—	—	1,302,773
China	4,401,481	—	—	4,401,481
Denmark	399,797	—	—	399,797
Finland	543,965	—	—	543,965
France	5,005,352	—	—	5,005,352
Germany	3,703,561	—	—	3,703,561
Hong Kong	595,979	—	—	595,979
India	1,458,632	—	—	1,458,632
Italy	1,024,210	—	—	1,024,210
Japan	8,815,497	—	—	8,815,497
Luxembourg	638,089	—	—	638,089
Mexico	539,243	—	—	539,243
Netherlands	718,656	—	—	718,656
Russia	610,797	—	—	610,797
South Africa	1,156,437	—	—	1,156,437
South Korea	560,401	—	—	560,401
Spain	1,425,464	—	—	1,425,464
Sweden	781,726	—	—	781,726
Switzerland	3,229,870	—	—	3,229,870
Taiwan	585,086	—	—	585,086
United Kingdom	6,414,866	—	—	6,414,866
United States	44,197,777	—	—	44,197,777
Short-Term Investments	770,684	—	—	770,684

TOTAL INVESTMENTS	$91,055,402	$—	$—	$91,055,402

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,737	$33,737	$5,603,940	$5,341,454	$—	$—	296,223	$296,223	$1,819	$—
State Street Navigator Securities Lending Government Money Market Portfolio	599,627	599,627	18,371,857	18,497,023	—	—	474,461	474,461	10,961	—

TOTAL		$633,364	$23,975,797	$23,838,477	$—	$—		$770,684	$12,780	$—

See accompanying notes to financial statements.

49

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	764	$12,996
Boeing Co.	380	127,494
General Dynamics Corp.	2,066	385,123
Harris Corp.	1,109	160,295
Huntington Ingalls Industries, Inc.	277	60,051
L3 Technologies, Inc.	345	66,350
Lockheed Martin Corp.	1,422	420,101
Northrop Grumman Corp.	1,461	449,550
Raytheon Co.	3,339	645,028
Rockwell Collins, Inc.	1,980	266,666
Spirit AeroSystems Holdings, Inc. Class A	188	16,151
Textron, Inc.	448	29,528
TransDigm Group, Inc. (a)	25	8,629
United Technologies Corp.	1,171	146,410

		2,794,372

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	2,381	199,194
Expeditors International of Washington, Inc.	3,254	237,867
FedEx Corp.	358	81,288
United Parcel Service, Inc. Class B	935	99,325
XPO Logistics, Inc. (a)	194	19,435

		637,109

AIRLINES — 0.1%
American Airlines Group, Inc. (b)	521	19,777
Delta Air Lines, Inc.	474	23,482
Southwest Airlines Co.	950	48,336
United Continental Holdings, Inc. (a)	353	24,615

		116,210

AUTO COMPONENTS — 0.4%
Aptiv PLC	1,465	134,238
Autoliv, Inc. (b)	164	23,488
BorgWarner, Inc.	1,292	55,763
Goodyear Tire & Rubber Co.	1,405	32,722
Lear Corp.	518	96,250

		342,461

AUTOMOBILES — 0.6%
Ford Motor Co.	20,810	230,367
General Motors Co.	6,919	272,609
Harley-Davidson, Inc.	455	19,146
Tesla, Inc. (a) (b)	20	6,859

		528,981

BANKS — 4.1%
Bank of America Corp.	24,660	695,165
BB&T Corp.	1,791	90,338
CIT Group, Inc.	527	26,566
Citigroup, Inc.	9,199	615,597
Citizens Financial Group, Inc.	1,483	57,689
Comerica, Inc.	276	25,094
East West Bancorp, Inc.	829	54,051
Fifth Third Bancorp	2,118	60,787
First Republic Bank	232	22,455
Huntington Bancshares, Inc.	2,348	34,657
JPMorgan Chase & Co.	7,846	817,553
KeyCorp	2,548	49,788
M&T Bank Corp.	291	49,514
People’s United Financial, Inc.	924	16,715
PNC Financial Services Group, Inc.	1,090	147,259
Regions Financial Corp.	2,730	48,539
Signature Bank (a)	100	12,788
SunTrust Banks, Inc.	1,219	80,478
SVB Financial Group (a)	48	13,860
US Bancorp	4,336	216,887
Wells Fargo & Co.	12,379	686,292
Zions Bancorp	388	20,444

		3,842,516

BEVERAGES — 2.9%
Brown-Forman Corp. Class B	2,273	111,400
Coca-Cola Co.	12,723	558,031
Constellation Brands, Inc. Class A	768	168,092
Dr. Pepper Snapple Group, Inc.	3,770	459,940
Molson Coors Brewing Co. Class B	547	37,218
Monster Beverage Corp. (a)	2,113	121,075
PepsiCo, Inc.	11,291	1,229,251

		2,685,007

BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	957	88,666
Alexion Pharmaceuticals, Inc. (a)	165	20,485
Alkermes PLC (a) (b)	25	1,029
Alnylam Pharmaceuticals, Inc. (a)	16	1,576
Amgen, Inc.	3,736	689,628
Biogen, Inc. (a)	1,279	371,217
BioMarin Pharmaceutical, Inc. (a)	49	4,616
Celgene Corp. (a)	3,802	301,955
Gilead Sciences, Inc.	3,367	238,518
Incyte Corp. (a)	19	1,273
Regeneron Pharmaceuticals, Inc. (a)	406	140,066
Seattle Genetics, Inc. (a) (b)	20	1,328
United Therapeutics Corp. (a)	338	38,245
Vertex Pharmaceuticals, Inc. (a)	14	2,379

		1,900,981

BUILDING PRODUCTS — 0.2%
Allegion PLC	53	4,100
AO Smith Corp.	855	50,573
Fortune Brands Home & Security, Inc.	153	8,215
Johnson Controls International PLC	1,469	49,138
Lennox International, Inc.	27	5,404
Masco Corp.	379	14,182
Owens Corning	160	10,139

		141,751

CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.	77	11,448
Ameriprise Financial, Inc.	898	125,612
Bank of New York Mellon Corp.	2,118	114,224
BlackRock, Inc.	134	66,871
Cboe Global Markets, Inc.	54	5,620
Charles Schwab Corp.	744	38,018
CME Group, Inc.	960	157,363
E*TRADE Financial Corp. (a)	351	21,467
Eaton Vance Corp.	760	39,664

See accompanying notes to financial statements.

50

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Franklin Resources, Inc.	2,071	$66,376
Goldman Sachs Group, Inc.	1,012	223,217
Intercontinental Exchange, Inc.	607	44,645
Invesco, Ltd.	727	19,309
Moody’s Corp.	94	16,033
Morgan Stanley	2,530	119,922
MSCI, Inc.	43	7,113
Nasdaq, Inc.	160	14,603
Northern Trust Corp.	336	34,571
Raymond James Financial, Inc.	190	16,977
S&P Global, Inc.	104	21,205
SEI Investments Co.	800	50,016
State Street Corp. (c)	533	49,617
T Rowe Price Group, Inc.	1,488	172,742
TD Ameritrade Holding Corp.	272	14,897

		1,451,530

CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	257	40,023
Albemarle Corp. (b)	91	8,584
Axalta Coating Systems, Ltd. (a)	168	5,092
Celanese Corp. Series A	138	15,326
CF Industries Holdings, Inc.	284	12,610
Chemours Co.	116	5,146
DowDuPont, Inc.	3,125	206,000
Eastman Chemical Co.	216	21,592
Ecolab, Inc.	970	136,120
FMC Corp.	115	10,259
International Flavors & Fragrances, Inc.	655	81,194
LyondellBasell Industries NV Class A	2,572	282,534
Mosaic Co.	899	25,217
PPG Industries, Inc.	307	31,845
Praxair, Inc.	1,687	266,799
Sherwin-Williams Co.	167	68,064
Westlake Chemical Corp.	45	4,843

		1,221,248

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	56	10,364
Copart, Inc. (a)	1,055	59,671
Republic Services, Inc.	5,960	407,426
Rollins, Inc.	618	32,494
Stericycle, Inc. (a)	165	10,773
Waste Connections, Inc.	902	67,903
Waste Management, Inc.	5,501	447,451

		1,036,082

COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	17	4,377
Cisco Systems, Inc.	11,881	511,239
CommScope Holding Co., Inc. (a)	882	25,759
F5 Networks, Inc. (a)	1,153	198,835
Juniper Networks, Inc.	773	21,196
Motorola Solutions, Inc.	2,703	314,548
Palo Alto Networks, Inc. (a)	301	61,847

		1,137,801

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	491	23,951
Jacobs Engineering Group, Inc.	284	18,031

		41,982

CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	51	11,390
Vulcan Materials Co. (b)	100	12,906

		24,296

CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,257	33,021
American Express Co.	985	96,530
Capital One Financial Corp.	1,291	118,643
Discover Financial Services	659	46,400
Synchrony Financial	1,513	50,504

		345,098

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	542	55,338
Ball Corp.	935	33,239
Crown Holdings, Inc. (a)	245	10,966
International Paper Co.	723	37,654
Packaging Corp. of America	126	14,086
Sealed Air Corp.	272	11,546
WestRock Co.	538	30,677

		193,506

DISTRIBUTORS — 0.1%
Genuine Parts Co.	588	53,973
LKQ Corp. (a)	457	14,578

		68,551

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	330	7,517

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Berkshire Hathaway, Inc. Class B (a)	3,383	631,437
Jefferies Financial Group, Inc.	788	17,919
Voya Financial, Inc.	458	21,526

		670,882

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	31,992	1,027,263
CenturyLink, Inc.	3,420	63,749
Verizon Communications, Inc.	15,886	799,225
Zayo Group Holdings, Inc. (a)	1,536	56,033

		1,946,270

ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	1,112	47,060
American Electric Power Co., Inc.	2,849	197,293
Duke Energy Corp.	5,533	437,550
Edison International	1,245	78,771
Entergy Corp.	410	33,124
Evergy, Inc.	1,961	110,110
Eversource Energy	1,711	100,282
Exelon Corp.	2,597	110,632
FirstEnergy Corp.	1,460	52,429
NextEra Energy, Inc.	2,796	467,016
OGE Energy Corp.	303	10,669
PG&E Corp.	1,365	58,094
Pinnacle West Capital Corp.	172	13,856
PPL Corp. (b)	2,277	65,008
Southern Co.	8,567	396,738
Xcel Energy, Inc.	7,091	323,917

		2,502,549

See accompanying notes to financial statements.

51

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc. (b)	280	$32,444
AMETEK, Inc.	226	16,308
Eaton Corp. PLC	841	62,856
Emerson Electric Co.	720	49,781
Rockwell Automation, Inc.	773	128,496
Sensata Technologies Holding PLC (a) (b)	232	11,038

		300,923

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	4,541	395,748
Arrow Electronics, Inc. (a)	373	28,079
Avnet, Inc.	779	33,411
CDW Corp.	241	19,470
Cognex Corp.	965	43,049
Corning, Inc.	1,830	50,343
Flex, Ltd. (a)	1,574	22,209
FLIR Systems, Inc.	1,135	58,986
IPG Photonics Corp. (a)	228	50,304
Keysight Technologies, Inc. (a)	193	11,393
TE Connectivity, Ltd.	482	43,409
Trimble, Inc. (a)	190	6,240

		762,641

ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes a GE Co.	900	29,727
Halliburton Co.	630	28,388
Helmerich & Payne, Inc.	221	14,091
National Oilwell Varco, Inc.	578	25,085
Schlumberger, Ltd.	2,093	140,294
TechnipFMC PLC	938	29,772

		267,357

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. REIT	65	8,201
American Tower Corp. REIT	1,229	177,185
AvalonBay Communities, Inc. REIT	1,731	297,542
Boston Properties, Inc. REIT	290	36,372
Camden Property Trust REIT	1,517	138,244
Crown Castle International Corp. REIT	2,648	285,507
Digital Realty Trust, Inc. REIT	829	92,500
Duke Realty Corp. REIT	2,006	58,234
Equinix, Inc. REIT	288	123,808
Equity Residential REIT	3,867	246,289
Essex Property Trust, Inc. REIT	525	125,512
Extra Space Storage, Inc. REIT	279	27,847
Federal Realty Investment Trust REIT	774	97,950
GGP, Inc. REIT	672	13,729
HCP, Inc. REIT	785	20,269
Host Hotels & Resorts, Inc. REIT	1,146	24,146
Invitation Homes, Inc. REIT (b)	2,268	52,300
Iron Mountain, Inc. REIT	225	7,877
Kimco Realty Corp. REIT	771	13,099
Liberty Property Trust REIT	182	8,068
Macerich Co. REIT	209	11,877
Mid-America Apartment Communities, Inc. REIT	848	85,368
National Retail Properties, Inc. REIT	1,679	73,809
Prologis, Inc. REIT	520	34,159
Public Storage REIT	2,352	533,575
Realty Income Corp. REIT	3,248	174,710
Regency Centers Corp. REIT	584	36,255
SBA Communications Corp. REIT (a)	28	4,623
Simon Property Group, Inc. REIT	913	155,384
SL Green Realty Corp. REIT	155	15,582
UDR, Inc. REIT	4,197	157,555
Ventas, Inc. REIT	1,434	81,666
VEREIT, Inc. REIT	1,720	12,797
Vornado Realty Trust REIT	242	17,889
Welltower, Inc. REIT	1,875	117,544
Weyerhaeuser Co. REIT	734	26,762

		3,394,234

FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	3,012	629,448
Kroger Co.	4,813	136,930
Sysco Corp.	2,424	165,535
Walmart, Inc.	5,714	489,404
Walgreens Boots Alliance, Inc.	2,308	138,514

		1,559,831

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,869	85,656
Bunge, Ltd.	598	41,687
Campbell Soup Co. (b)	3,665	148,579
Conagra Brands, Inc.	1,813	64,778
General Mills, Inc.	983	43,508
Hershey Co.	1,905	177,279
Hormel Foods Corp. (b)	3,435	127,816
Ingredion, Inc.	391	43,284
J.M. Smucker Co.	371	39,875
Kellogg Co. (b)	2,949	206,047
Kraft Heinz Co. (b)	1,160	72,871
McCormick & Co., Inc.	1,900	220,571
Mondelez International, Inc. Class A	2,429	99,589
Tyson Foods, Inc. Class A	983	67,680

		1,439,220

GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	142	12,800
UGI Corp.	276	14,371

		27,171

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	2,347	143,144
Align Technology, Inc. (a)	402	137,540
Baxter International, Inc.	3,801	280,666
Becton Dickinson and Co.	1,031	246,986
Boston Scientific Corp. (a)	5,195	169,877
Cooper Cos., Inc.	359	84,527
Danaher Corp.	3,165	312,322
DENTSPLY SIRONA, Inc.	242	10,592
Edwards Lifesciences Corp. (a)	1,037	150,956
Hologic, Inc. (a)	255	10,136
IDEXX Laboratories, Inc. (a)	24	5,231
Intuitive Surgical, Inc. (a)	482	230,627
Medtronic PLC	5,063	433,443
ResMed, Inc.	668	69,192
Stryker Corp.	1,812	305,974

See accompanying notes to financial statements.

52

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Teleflex, Inc.	16	$4,291
Varian Medical Systems, Inc. (a)	617	70,165
Zimmer Biomet Holdings, Inc.	386	43,016

		2,708,685

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Aetna, Inc.	1,483	272,131
AmerisourceBergen Corp.	1,007	85,867
Anthem, Inc.	955	227,319
Cardinal Health, Inc.	1,994	97,367
Centene Corp. (a)	318	39,181
Cigna Corp.	1,051	178,617
CVS Health Corp.	3,922	252,381
DaVita, Inc. (a)	339	23,540
Express Scripts Holding Co. (a)	1,810	139,750
HCA Healthcare, Inc.	1,044	107,114
Henry Schein, Inc. (a) (b)	876	63,633
Humana, Inc.	670	199,412
Laboratory Corp. of America Holdings (a)	1,140	204,664
McKesson Corp.	2,076	276,938
Quest Diagnostics, Inc.	921	101,255
UnitedHealth Group, Inc.	2,263	555,204
Universal Health Services, Inc. Class B	424	47,251

		2,871,624

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	1,844	110,253
Veeva Systems, Inc. Class A (a)	16	1,230

		111,483

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	2,796	103,732
Carnival Corp.	721	41,320
Chipotle Mexican Grill, Inc. (a) (b)	27	11,647
Darden Restaurants, Inc.	1,425	152,560
Domino’s Pizza, Inc.	24	6,772
Hilton Worldwide Holdings, Inc.	168	13,299
Las Vegas Sands Corp.	1,944	148,444
Marriott International, Inc. Class A	201	25,447
McDonald’s Corp.	3,365	527,262
MGM Resorts International	868	25,198
Norwegian Cruise Line Holdings, Ltd. (a)	228	10,773
Royal Caribbean Cruises, Ltd.	231	23,932
Starbucks Corp.	13,039	636,955
Vail Resorts, Inc.	157	43,048
Wynn Resorts, Ltd.	66	11,044
Yum! Brands, Inc.	2,602	203,528

		1,984,961

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	481	19,721
Garmin, Ltd.	594	36,234
Leggett & Platt, Inc. (b)	736	32,855
Lennar Corp. Class A	532	27,930
Mohawk Industries, Inc. (a)	79	16,927
Newell Brands, Inc. (b)	1,361	35,100
NVR, Inc. (a)	24	71,289
PulteGroup, Inc.	455	13,081
Toll Brothers, Inc.	283	10,468
Whirlpool Corp.	213	31,147

		294,752

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	2,666	141,725
Clorox Co.	1,159	156,755
Colgate-Palmolive Co.	2,173	140,832
Kimberly-Clark Corp.	1,388	146,212
Procter & Gamble Co.	18,207	1,421,238

		2,006,762

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	2,049	27,477
Vistra Energy Corp. (a)	554	13,108

		40,585

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	3,642	716,454
General Electric Co.	15,710	213,813
Honeywell International, Inc.	4,981	717,513
Roper Technologies, Inc.	79	21,797

		1,669,577

INSURANCE — 4.1%
Aflac, Inc.	4,815	207,141
Alleghany Corp.	62	35,648
Allstate Corp.	2,998	273,628
American Financial Group, Inc.	139	14,919
American International Group, Inc.	2,194	116,326
Aon PLC	1,075	147,458
Arch Capital Group, Ltd. (a)	9,079	240,230
Arthur J Gallagher & Co.	242	15,798
Assurant, Inc.	161	16,662
Athene Holding, Ltd. Class A (a)	366	16,045
Axis Capital Holdings, Ltd.	1,636	90,994
Brighthouse Financial, Inc. (a)	256	10,258
Chubb, Ltd.	3,189	405,067
Cincinnati Financial Corp.	1,011	67,596
Everest Re Group, Ltd.	558	128,608
FNF Group	1,698	63,879
Hartford Financial Services Group, Inc.	824	42,131
Lincoln National Corp.	572	35,607
Loews Corp.	715	34,520
Markel Corp. (a)	227	246,147
Marsh & McLennan Cos., Inc.	5,216	427,556
MetLife, Inc.	2,843	123,955
Principal Financial Group, Inc.	698	36,959
Progressive Corp.	3,441	203,535
Prudential Financial, Inc.	1,498	140,078
Reinsurance Group of America, Inc.	193	25,762
RenaissanceRe Holdings, Ltd.	1,134	136,443
Torchmark Corp.	179	14,572
Travelers Cos., Inc.	1,813	221,802
Unum Group	833	30,813
Willis Towers Watson PLC	182	27,591
WR Berkley Corp.	1,952	141,344
XL Group, Ltd.	1,444	80,792

		3,819,864

See accompanying notes to financial statements.

53

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (a)	96	$163,181
Booking Holdings, Inc. (a)	264	535,152
Expedia Group, Inc.	113	13,581
Netflix, Inc. (a)	107	41,883
Qurate Retail, Inc. (a)	971	20,605
TripAdvisor, Inc. (a) (b)	112	6,239

		780,641

INTERNET SOFTWARE & SERVICES — 5.0%
Akamai Technologies, Inc. (a)	143	10,472
Alphabet, Inc. Class A (a)	1,019	1,150,645
Alphabet, Inc. Class C (a)	951	1,060,983
eBay, Inc. (a)	4,072	147,651
Facebook, Inc. Class A (a)	10,698	2,078,835
GoDaddy, Inc. Class A (a)	37	2,612
IAC/InterActiveCorp (a)	50	7,624
MercadoLibre, Inc. (b)	5	1,495
Twitter, Inc. (a)	243	10,612
VeriSign, Inc. (a)	1,014	139,344
Zillow Group, Inc. (a) (b)	53	3,130

		4,613,403

IT SERVICES — 9.4%
Accenture PLC Class A	6,910	1,130,407
Alliance Data Systems Corp.	64	14,925
Automatic Data Processing, Inc.	4,747	636,762
Broadridge Financial Solutions, Inc.	3,417	393,297
Cognizant Technology Solutions Corp. Class A	2,618	206,796
DXC Technology Co.	247	19,911
Fidelity National Information Services, Inc.	2,959	313,743
First Data Corp. Class A (a)	269	5,630
Fiserv, Inc. (a)	7,296	540,560
FleetCor Technologies, Inc. (a)	69	14,535
Gartner, Inc. (a) (b)	39	5,183
Global Payments, Inc.	104	11,595
International Business Machines Corp.	7,774	1,086,028
Jack Henry & Associates, Inc.	2,404	313,385
Leidos Holdings, Inc.	210	12,390
Mastercard, Inc. Class A	8,474	1,665,310
Paychex, Inc.	6,229	425,752
PayPal Holdings, Inc. (a)	566	47,131
Sabre Corp.	298	7,343
Square, Inc. Class A (a) (b)	17	1,048
Total System Services, Inc.	138	11,664
Visa, Inc. Class A	12,914	1,710,459
Western Union Co.	739	15,024
Worldpay, Inc. Class A (a)	1,754	143,442

		8,732,320

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,118	103,203
Mattel, Inc. (b)	610	10,016
Polaris Industries, Inc.	97	11,851

		125,070

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	229	14,161
Illumina, Inc. (a)	57	15,920
IQVIA Holdings, Inc. (a)	417	41,625
Mettler-Toledo International, Inc. (a)	161	93,159
Thermo Fisher Scientific, Inc.	927	192,019
Waters Corp. (a)	424	82,082

		438,966

MACHINERY — 1.1%
AGCO Corp.	153	9,290
Caterpillar, Inc.	485	65,800
Cummins, Inc.	1,069	142,177
Deere & Co.	331	46,274
Dover Corp.	219	16,031
Flowserve Corp. (b)	111	4,484
Fortive Corp.	1,662	128,157
IDEX Corp.	351	47,905
Illinois Tool Works, Inc.	1,909	264,473
Ingersoll-Rand PLC	408	36,610
Middleby Corp. (a) (b)	267	27,880
PACCAR, Inc.	648	40,150
Parker-Hannifin Corp.	165	25,715
Pentair PLC	227	9,552
Snap-on, Inc.	286	45,966
Stanley Black & Decker, Inc.	199	26,429
WABCO Holdings, Inc. (a)	320	37,447
Wabtec Corp. (b)	111	10,942
Xylem, Inc.	151	10,174

		995,456

MEDIA — 2.4%
CBS Corp. Class B	581	32,664
Charter Communications, Inc. Class A (a)	345	101,157
Comcast Corp. Class A	13,412	440,048
Discovery, Inc. Class A (a) (b)	635	17,462
Discovery, Inc. Class C (a)	612	15,606
DISH Network Corp. Class A (a)	384	12,906
Interpublic Group of Cos., Inc.	2,343	54,920
Liberty Broadband Corp. Class C (a) (b)	490	37,103
Liberty Global PLC Class A (a)	443	12,200
Liberty Global PLC Series C (a)	1,155	30,735
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	123	4,567
Liberty Media Corp.-Liberty SiriusXM Class A (a)	128	5,766
Liberty Media Corp.-Liberty SiriusXM Class C (a)	241	10,932
Live Nation Entertainment, Inc. (a)	120	5,828
News Corp. Class A	864	13,392
Omnicom Group, Inc. (b)	1,941	148,040
Sirius XM Holdings, Inc. (b)	10,149	68,709
Twenty-First Century Fox, Inc. Class A	1,284	63,802
Twenty-First Century Fox, Inc. Class B	517	25,473
Viacom, Inc. Class B	1,947	58,721
Walt Disney Co.	10,607	1,111,720

		2,271,751

METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,491	25,735
Newmont Mining Corp.	12,450	469,489
Nucor Corp.	620	38,750

See accompanying notes to financial statements.

54

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Steel Dynamics, Inc.	263	$12,085

		546,059

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	10,808	200,921
Annaly Capital Management, Inc. REIT	27,474	282,707

		483,628

MULTI-UTILITIES — 1.3%
Ameren Corp.	395	24,036
CenterPoint Energy, Inc.	509	14,104
CMS Energy Corp.	1,835	86,759
Consolidated Edison, Inc.	5,129	399,959
Dominion Energy, Inc.	3,553	242,244
DTE Energy Co.	473	49,017
NiSource, Inc.	535	14,060
Public Service Enterprise Group, Inc.	918	49,701
SCANA Corp.	449	17,295
Sempra Energy	557	64,673
WEC Energy Group, Inc.	3,139	202,936

		1,164,784

MULTILINE RETAIL — 0.5%
Dollar General Corp.	2,216	218,498
Dollar Tree, Inc. (a)	302	25,670
Kohl’s Corp.	513	37,398
Macy’s, Inc.	1,366	51,129
Nordstrom, Inc. (b)	868	44,945
Target Corp.	1,667	126,892

		504,532

OIL, GAS & CONSUMABLE FUELS — 2.7%
Anadarko Petroleum Corp.	438	32,084
Andeavor	340	44,601
Antero Resources Corp. (a)	700	14,945
Apache Corp. (b)	736	34,408
Cabot Oil & Gas Corp.	273	6,497
Cheniere Energy, Inc. (a)	22	1,434
Chevron Corp.	4,243	536,443
Cimarex Energy Co.	75	7,631
Concho Resources, Inc. (a) (b)	154	21,306
ConocoPhillips	1,190	82,848
Continental Resources, Inc. (a)	100	6,476
Devon Energy Corp.	670	29,453
Diamondback Energy, Inc.	62	8,157
EOG Resources, Inc.	327	40,689
EQT Corp. (b)	387	21,355
Exxon Mobil Corp.	11,593	959,089
Hess Corp. (b)	299	20,000
HollyFrontier Corp.	282	19,297
Kinder Morgan, Inc.	3,987	70,450
Marathon Oil Corp.	1,004	20,943
Marathon Petroleum Corp.	1,215	85,244
Newfield Exploration Co. (a)	174	5,264
Noble Energy, Inc.	540	19,051
Occidental Petroleum Corp.	1,392	116,483
ONEOK, Inc.	347	24,231
Parsley Energy, Inc. Class A (a)	159	4,815
Phillips 66	1,027	115,342
Pioneer Natural Resources Co.	112	21,195
Plains GP Holdings L.P. Class A (a)	918	21,949
Targa Resources Corp.	417	20,637
Valero Energy Corp.	995	110,276
Williams Cos., Inc.	1,112	30,146

		2,552,739

PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (b)	735	10,364
Estee Lauder Cos., Inc. Class A	1,925	274,678

		285,042

PHARMACEUTICALS — 5.2%
Allergan PLC	720	120,038
Bristol-Myers Squibb Co.	9,513	526,450
Eli Lilly & Co.	8,752	746,808
Jazz Pharmaceuticals PLC (a)	47	8,098
Johnson & Johnson	18,260	2,215,669
Merck & Co., Inc.	6,822	414,095
Mylan NV (a)	937	33,863
Perrigo Co. PLC	97	7,072
Pfizer, Inc.	18,642	676,332
Zoetis, Inc.	1,178	100,354

		4,848,779

PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	18	7,427
Equifax, Inc.	109	13,637
IHS Markit, Ltd. (a)	319	16,457
ManpowerGroup, Inc.	171	14,716
Nielsen Holdings PLC	472	14,599
Robert Half International, Inc.	796	51,820
TransUnion	71	5,087
Verisk Analytics, Inc. (a)	849	91,386

		215,129

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	461	22,008
Jones Lang LaSalle, Inc.	91	15,105

		37,113

ROAD & RAIL — 0.8%
AMERCO	12	4,274
CSX Corp.	823	52,491
JB Hunt Transport Services, Inc.	422	51,294
Kansas City Southern	139	14,728
Knight-Swift Transportation Holdings, Inc.	151	5,770
Norfolk Southern Corp.	316	47,675
Old Dominion Freight Line, Inc.	287	42,751
Union Pacific Corp.	3,988	565,020

		784,003

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a) (b)	293	4,392
Analog Devices, Inc.	272	26,090
Applied Materials, Inc.	6,032	278,618
Broadcom, Inc.	264	64,057
Intel Corp. (a)	30,133	1,497,911
KLA-Tencor Corp.	915	93,815
Lam Research Corp.	132	22,816
Marvell Technology Group, Ltd.	353	7,568

See accompanying notes to financial statements.

55

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Maxim Integrated Products, Inc.	1,616	$94,795
Microchip Technology, Inc. (b)	128	11,642
Micron Technology, Inc. (a)	1,583	83,013
NVIDIA Corp.	3,307	783,428
ON Semiconductor Corp. (a)	580	12,896
Qorvo, Inc. (a)	122	9,781
QUALCOMM, Inc.	1,872	105,057
Skyworks Solutions, Inc.	1,061	102,546
Texas Instruments, Inc.	7,102	782,995
Xilinx, Inc.	1,483	96,781

		4,078,201

SOFTWARE — 4.3%
Activision Blizzard, Inc.	464	35,412
Adobe Systems, Inc. (a)	192	46,812
ANSYS, Inc. (a)	863	150,317
Autodesk, Inc. (a)	15	1,966
CA, Inc.	524	18,681
Cadence Design Systems, Inc. (a)	1,581	68,473
CDK Global, Inc.	469	30,508
Citrix Systems, Inc. (a)	637	66,783
Dell Technologies, Inc. Class V (a)	1,042	88,132
Electronic Arts, Inc. (a)	633	89,266
Fortinet, Inc. (a)	49	3,059
Intuit, Inc.	2,280	465,815
Microsoft Corp.	23,019	2,269,904
Oracle Corp.	6,536	287,976
Red Hat, Inc. (a)	819	110,049
salesforce.com, Inc. (a)	592	80,749
ServiceNow, Inc. (a)	1	172
Splunk, Inc. (a)	24	2,379
SS&C Technologies Holdings, Inc.	125	6,488
Symantec Corp.	331	6,835
Synopsys, Inc. (a)	1,910	163,439
Take-Two Interactive Software, Inc. (a)	22	2,604
VMware, Inc. Class A (a)	58	8,524
Workday, Inc. Class A (a)	14	1,696

		4,006,039

SPECIALTY RETAIL — 2.9%
Advance Auto Parts, Inc.	113	15,334
AutoZone, Inc. (a)	217	145,592
Best Buy Co., Inc.	1,783	132,976
CarMax, Inc. (a) (b)	326	23,756
Gap, Inc.	1,656	53,638
Home Depot, Inc.	2,359	460,241
L Brands, Inc.	623	22,976
Lowe’s Cos., Inc.	5,093	486,738
O’Reilly Automotive, Inc. (a)	259	70,855
Ross Stores, Inc.	3,513	297,727
Tiffany & Co.	149	19,608
TJX Cos., Inc.	8,322	792,088
Tractor Supply Co.	798	61,039
Ulta Salon Cosmetics & Fragrance, Inc. (a)	442	103,189

		2,685,757

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	14,260	2,639,668
Hewlett Packard Enterprise Co.	5,664	82,751
HP, Inc.	4,918	111,589
NetApp, Inc.	1,407	110,492
Seagate Technology PLC	408	23,040
Western Digital Corp.	482	37,312
Xerox Corp.	718	17,232

		3,022,084

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Hanesbrands, Inc.	555	12,221
Lululemon Athletica, Inc. (a)	549	68,542
Michael Kors Holdings, Ltd. (a)	1,140	75,924
NIKE, Inc. Class B	9,904	789,151
PVH Corp.	144	21,560
Ralph Lauren Corp.	131	16,469
Tapestry, Inc.	2,724	127,238
Under Armour, Inc. Class A (a) (b)	216	4,856
Under Armour, Inc. Class C (a) (b)	253	5,333
VF Corp.	2,802	228,419

		1,349,713

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	1,428	15,765

TOBACCO — 1.3%
Altria Group, Inc.	16,980	964,294
Philip Morris International, Inc.	3,035	245,046

		1,209,340

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	1,800	86,634
HD Supply Holdings, Inc. (a)	415	17,799
United Rentals, Inc. (a)	130	19,191
W.W. Grainger, Inc.	281	86,660

		210,284

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,142	97,504

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a) (b)	2,355	12,811
T-Mobile US, Inc. (a)	1,333	79,647

		92,458

TOTAL COMMON STOCKS (Cost $89,161,552)		93,042,930

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	52,826	52,826
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	131,132	131,132

TOTAL SHORT-TERM INVESTMENTS (Cost $183,958)		183,958

TOTAL INVESTMENTS — 100.1% (Cost $89,345,510)		93,226,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(46,875)

NET ASSETS — 100.0%		$93,180,013

See accompanying notes to financial statements.

56

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,794,372	$—	$—	$2,794,372
Air Freight & Logistics	637,109	—	—	637,109
Airlines	116,210	—	—	116,210
Auto Components	342,461	—	—	342,461
Automobiles	528,981	—	—	528,981
Banks	3,842,516	—	—	3,842,516
Beverages	2,685,007	—	—	2,685,007
Biotechnology	1,900,981	—	—	1,900,981
Building Products	141,751	—	—	141,751
Capital Markets	1,451,530	—	—	1,451,530
Chemicals	1,221,248	—	—	1,221,248
Commercial Services & Supplies	1,036,082	—	—	1,036,082
Communications Equipment	1,137,801	—	—	1,137,801
Construction & Engineering	41,982	—	—	41,982
Construction Materials	24,296	—	—	24,296
Consumer Finance	345,098	—	—	345,098
Containers & Packaging	193,506	—	—	193,506
Distributors	68,551	—	—	68,551
Diversified Consumer Services	7,517	—	—	7,517
Diversified Financial Services	670,882	—	—	670,882
Diversified Telecommunication Services	1,946,270	—	—	1,946,270
Electric Utilities	2,502,549	—	—	2,502,549
Electrical Equipment	300,923	—	—	300,923
Electronic Equipment, Instruments & Components	762,641	—	—	762,641
Energy Equipment & Services	267,357	—	—	267,357
Equity Real Estate Investment Trusts (REITS)	3,394,234	—	—	3,394,234
Food & Staples Retailing	1,559,831	—	—	1,559,831
Food Products	1,439,220	—	—	1,439,220
Gas Utilities	27,171	—	—	27,171
Health Care Equipment & Supplies	2,708,685	—	—	2,708,685
Health Care Providers & Services	2,871,624	—	—	2,871,624
Health Care Technology	111,483	—	—	111,483
Hotels, Restaurants & Leisure	1,984,961	—	—	1,984,961
Household Durables	294,752	—	—	294,752
Household Products	2,006,762	—	—	2,006,762
Independent Power Producers & Energy Traders	40,585	—	—	40,585
Industrial Conglomerates	1,669,577	—	—	1,669,577
Insurance	3,819,864	—	—	3,819,864
Internet & Catalog Retail	780,641	—	—	780,641
Internet Software & Services	4,613,403	—	—	4,613,403
IT Services	8,732,320	—	—	8,732,320
Leisure Equipment & Products	125,070	—	—	125,070

See accompanying notes to financial statements.

57

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Life Sciences Tools & Services	$438,966	$—	$—	$438,966
Machinery	995,456	—	—	995,456
Media	2,271,751	—	—	2,271,751
Metals & Mining	546,059	—	—	546,059
Mortgage Real Estate Investment Trust (REITs)	483,628	—	—	483,628
Multi-Utilities	1,164,784	—	—	1,164,784
Multiline Retail	504,532	—	—	504,532
Oil, Gas & Consumable Fuels	2,552,739	—	—	2,552,739
Personal Products	285,042	—	—	285,042
Pharmaceuticals	4,848,779	—	—	4,848,779
Professional Services	215,129	—	—	215,129
Real Estate Management & Development	37,113	—	—	37,113
Road & Rail	784,003	—	—	784,003
Semiconductors & Semiconductor Equipment	4,078,201	—	—	4,078,201
Software	4,006,039	—	—	4,006,039
Specialty Retail	2,685,757	—	—	2,685,757
Technology Hardware, Storage & Peripherals	3,022,084	—	—	3,022,084
Textiles, Apparel & Luxury Goods	1,349,713	—	—	1,349,713
Thrifts & Mortgage Finance	15,765	—	—	15,765
Tobacco	1,209,340	—	—	1,209,340
Trading Companies & Distributors	210,284	—	—	210,284
Water Utilities	97,504	—	—	97,504
Wireless Telecommunication Services	92,458	—	—	92,458
Short-Term Investments	183,958	—	—	183,958

TOTAL INVESTMENTS	$93,226,888	$—	$—	$93,226,888

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	308	$27,637	$44,734	$22,550	$1,971	$(2,175)	533	$49,617	$891	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,244	18,244	4,280,235	4,245,653	—	—	52,826	52,826	1,083	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	1,263,396	1,132,264	—	—	131,132	131,132	338	—

TOTAL		$45,881	$5,588,365	$5,400,467	$1,971	$(2,175)		$233,575	$2,312	$—

See accompanying notes to financial statements.

58

SPDR NYSE Technology ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.6%
Tesla, Inc. (a)	73,598	$25,240,434

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	661,889	28,481,084

INTERNET & CATALOG RETAIL — 14.6%
Amazon.com, Inc. (a)	21,434	36,433,513
Booking Holdings, Inc. (a)	14,358	29,104,958
JD.com, Inc. ADR (a) (b)	626,944	24,419,469
Netflix, Inc. (a)	132,951	52,041,010

		141,998,950

INTERNET SOFTWARE & SERVICES — 15.3%
Alibaba Group Holding, Ltd. ADR (a)	145,692	27,030,237
Alphabet, Inc. Class A (a)	23,591	26,638,721
Baidu, Inc. ADR (a)	108,259	26,306,937
eBay, Inc. (a)	658,739	23,885,876
Facebook, Inc. Class A (a)	140,293	27,261,736
NetEase, Inc. ADR	71,040	17,949,677

		149,073,184

IT SERVICES — 13.8%
Accenture PLC Class A	165,604	27,091,158
Automatic Data Processing, Inc.	214,043	28,711,728
Cognizant Technology Solutions Corp. Class A	350,661	27,698,713
International Business Machines Corp.	165,776	23,158,907
PayPal Holdings, Inc. (a)	334,110	27,821,340

		134,481,846

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 26.3%
Applied Materials, Inc.	481,145	22,224,088
Broadcom, Inc.	95,125	23,081,130
Intel Corp. (a)	567,319	28,201,427
Lam Research Corp.	135,620	23,441,917
Micron Technology, Inc. (a)	596,216	31,265,567
NVIDIA Corp.	131,988	31,267,957
NXP Semiconductors NV (a)	217,270	23,741,093
QUALCOMM, Inc.	390,288	21,902,963
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	639,906	23,394,963
Texas Instruments, Inc.	249,770	27,537,143

		256,058,248

SOFTWARE — 21.6%
Activision Blizzard, Inc.	378,836	28,912,763
Adobe Systems, Inc. (a)	142,439	34,728,053
Electronic Arts, Inc. (a)	231,271	32,613,836
Microsoft Corp.	291,024	28,697,877
Oracle Corp.	523,332	23,058,008
salesforce.com, Inc. (a)	239,623	32,684,577
VMware, Inc. Class A (a)	204,218	30,013,919

		210,709,033

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	145,305	26,897,408

TOTAL COMMON STOCKS (Cost $660,487,887)		972,940,187

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $1,354,220)	1,354,220	1,354,220

TOTAL INVESTMENTS — 99.9% (Cost $661,842,107)		974,294,407
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		590,443

NET ASSETS — 100.0%		$974,884,850

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$25,240,434	$—	$—	$25,240,434
Communications Equipment	28,481,084	—	—	28,481,084
Internet & Catalog Retail	141,998,950	—	—	141,998,950
Internet Software & Services	149,073,184	—	—	149,073,184

See accompanying notes to financial statements.

59

SPDR NYSE Technology ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$134,481,846	$—	$—	$134,481,846
Semiconductors & Semiconductor Equipment	256,058,248	—	—	256,058,248
Software	210,709,033	—	—	210,709,033
Technology Hardware, Storage & Peripherals	26,897,408	—	—	26,897,408
Short-Term Investment	1,354,220	—	—	1,354,220

TOTAL INVESTMENTS	$974,294,407	$—	$—	$974,294,407

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	532,152	$532,152	$16,998,335	$16,176,267	$—	$—	1,354,220	$1,354,220	$18,569	$—
State Street Navigator Securities Lending Government Money Market Portfolio	16,897,273	16,897,273	155,698,160	172,595,433	—	—	—	—	100,622	—

TOTAL		$17,429,425	$172,696,495	$188,771,700	$—	$—		$1,354,220	$119,191	$—

See accompanying notes to financial statements.

60

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	5,707	$97,076
Boeing Co.	7,269	2,438,822
General Dynamics Corp.	3,633	677,228
Harris Corp.	1,492	215,654
Huntington Ingalls Industries, Inc.	569	123,354
L3 Technologies, Inc.	1,032	198,474
Lockheed Martin Corp.	3,291	972,260
Northrop Grumman Corp.	2,275	700,017
Raytheon Co.	3,835	740,845
Rockwell Collins, Inc.	2,075	279,461
Textron, Inc.	3,457	227,851
TransDigm Group, Inc. (a)	623	215,022
United Technologies Corp.	9,769	1,221,418

		8,107,482

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	1,825	152,680
Expeditors International of Washington, Inc.	2,324	169,884
FedEx Corp.	3,301	749,525
United Parcel Service, Inc. Class B	9,064	962,869

		2,034,958

AIRLINES — 0.5%
Alaska Air Group, Inc.	1,617	97,651
American Airlines Group, Inc. (b)	5,532	209,995
Delta Air Lines, Inc.	8,510	421,585
Southwest Airlines Co.	7,072	359,823
United Continental Holdings, Inc. (a)	3,104	216,442

		1,305,496

AUTO COMPONENTS — 0.2%
Aptiv PLC	3,453	316,398
BorgWarner, Inc.	2,653	114,504
Goodyear Tire & Rubber Co.	3,207	74,691

		505,593

AUTOMOBILES — 0.5%
Ford Motor Co.	52,220	578,075
General Motors Co.	16,541	651,715
Harley-Davidson, Inc.	2,119	89,168

		1,318,958

BANKS — 6.6%
Bank of America Corp.	124,532	3,510,557
BB&T Corp.	10,270	518,019
Citigroup, Inc.	33,547	2,244,965
Citizens Financial Group, Inc.	6,437	250,399
Comerica, Inc.	2,241	203,752
Fifth Third Bancorp	8,779	251,957
Huntington Bancshares, Inc.	14,256	210,419
JPMorgan Chase & Co.	44,936	4,682,331
KeyCorp	13,933	272,251
M&T Bank Corp.	1,913	325,497
People’s United Financial, Inc.	4,512	81,622
PNC Financial Services Group, Inc.	6,122	827,082
Regions Financial Corp.	14,993	266,576
SunTrust Banks, Inc.	6,173	407,541
SVB Financial Group (a)	700	202,132
US Bancorp	20,528	1,026,811
Wells Fargo & Co.	57,748	3,201,549
Zions Bancorp	2,573	135,571

		18,619,031

BEVERAGES — 1.9%
Brown-Forman Corp. Class B	3,498	171,437
Coca-Cola Co.	50,622	2,220,281
Constellation Brands, Inc. Class A	2,245	491,363
Molson Coors Brewing Co. Class B	2,403	163,500
Monster Beverage Corp. (a)	5,302	303,805
PepsiCo, Inc.	18,760	2,042,401

		5,392,787

BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	20,187	1,870,326
Alexion Pharmaceuticals, Inc. (a)	2,847	353,455
Amgen, Inc.	8,768	1,618,485
Biogen, Inc. (a)	2,776	805,706
Celgene Corp. (a)	9,280	737,018
Gilead Sciences, Inc.	17,269	1,223,336
Incyte Corp. (a)	2,263	151,621
Regeneron Pharmaceuticals, Inc. (a)	997	343,955
Vertex Pharmaceuticals, Inc. (a)	3,367	572,255

		7,676,157

BUILDING PRODUCTS — 0.3%
Allegion PLC	1,188	91,904
AO Smith Corp.	1,860	110,019
Fortune Brands Home & Security, Inc.	1,937	103,997
Johnson Controls International PLC	12,058	403,340
Masco Corp.	4,090	153,048

		862,308

CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	696	103,474
Ameriprise Financial, Inc.	1,960	274,165
Bank of New York Mellon Corp.	13,422	723,848
BlackRock, Inc.	1,630	813,435
Cboe Global Markets, Inc.	1,450	150,902
Charles Schwab Corp.	15,879	811,417
CME Group, Inc.	4,512	739,607
E*TRADE Financial Corp. (a)	3,529	215,834
Franklin Resources, Inc.	4,245	136,052
Goldman Sachs Group, Inc.	4,608	1,016,387
Intercontinental Exchange, Inc.	7,554	555,597
Invesco, Ltd.	5,333	141,644
Moody’s Corp.	2,175	370,968
Morgan Stanley	18,138	859,741
MSCI, Inc.	1,200	198,516
Nasdaq, Inc.	1,451	132,433
Northern Trust Corp.	2,780	286,034
Raymond James Financial, Inc.	1,647	147,159
S&P Global, Inc.	3,385	690,168
State Street Corp. (c)	4,848	451,300
T Rowe Price Group, Inc.	3,142	364,755

		9,183,436

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	2,884	449,125
Albemarle Corp. (b)	1,440	135,835

See accompanying notes to financial statements.

61

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
CF Industries Holdings, Inc.	3,032	$134,621
DowDuPont, Inc.	30,553	2,014,054
Eastman Chemical Co.	1,901	190,024
Ecolab, Inc.	3,379	474,175
FMC Corp.	1,693	151,033
International Flavors & Fragrances, Inc.	1,014	125,695
LyondellBasell Industries NV Class A	4,268	468,840
Mosaic Co.	4,544	127,459
PPG Industries, Inc.	3,312	343,554
Praxair, Inc.	3,818	603,817
Sherwin-Williams Co.	1,078	439,360

		5,657,592

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	1,141	211,165
Republic Services, Inc.	2,996	204,806
Stericycle, Inc. (a)	1,166	76,128
Waste Management, Inc.	5,264	428,174

		920,273

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	61,808	2,659,598
F5 Networks, Inc. (a)	822	141,754
Juniper Networks, Inc.	4,694	128,709
Motorola Solutions, Inc.	2,094	243,679

		3,173,740

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	1,806	88,097
Jacobs Engineering Group, Inc.	1,576	100,060
Quanta Services, Inc. (a)	2,011	67,167

		255,324

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	820	183,131
Vulcan Materials Co. (b)	1,721	222,112

		405,243

CONSUMER FINANCE — 0.8%
American Express Co.	9,459	926,982
Capital One Financial Corp.	6,492	596,615
Discover Financial Services	4,696	330,645
Synchrony Financial	9,425	314,607

		2,168,849

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	1,121	114,454
Ball Corp.	4,376	155,567
International Paper Co.	5,362	279,253
Packaging Corp. of America	1,230	137,502
Sealed Air Corp.	2,185	92,753
WestRock Co.	3,297	187,995

		967,524

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,924	176,604
LKQ Corp. (a)	3,996	127,472

		304,076

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	2,546	57,998

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	25,433	4,747,070
Jefferies Financial Group, Inc.	3,783	86,025

		4,833,095

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	95,943	3,080,730
CenturyLink, Inc.	12,624	235,311
Verizon Communications, Inc.	54,258	2,729,720

		6,045,761

ELECTRIC UTILITIES — 0.5%
Edison International	4,241	268,328
Eversource Energy	4,113	241,063
Exelon Corp.	12,700	541,020
PG&E Corp.	6,869	292,345

		1,342,756

ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	2,947	212,656
Eaton Corp. PLC	5,747	429,531
Emerson Electric Co.	8,331	576,005
Rockwell Automation, Inc.	1,663	276,440

		1,494,632

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	3,975	346,421
Corning, Inc.	11,079	304,783
FLIR Systems, Inc.	1,808	93,962
IPG Photonics Corp. (a)	490	108,109
TE Connectivity, Ltd.	4,579	412,385

		1,265,660

ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes a GE Co.	5,526	182,524
Halliburton Co.	11,547	520,308
Helmerich & Payne, Inc.	1,402	89,392
National Oilwell Varco, Inc.	4,933	214,092
Schlumberger, Ltd.	18,244	1,222,895
TechnipFMC PLC	5,683	180,378

		2,409,589

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	1,354	170,834
American Tower Corp. REIT	5,782	833,591
Apartment Investment & Management Co. Class A REIT	2,031	85,911
AvalonBay Communities, Inc. REIT	1,803	309,918
Boston Properties, Inc. REIT	2,002	251,091
Crown Castle International Corp. REIT	5,392	581,365
Digital Realty Trust, Inc. REIT	2,678	298,811
Duke Realty Corp. REIT	4,625	134,264
Equinix, Inc. REIT	1,060	455,683
Equity Residential REIT	4,890	311,444
Essex Property Trust, Inc. REIT	869	207,752
Extra Space Storage, Inc. REIT	1,639	163,589
Federal Realty Investment Trust REIT	955	120,855
GGP, Inc. REIT	8,105	165,585
HCP, Inc. REIT	6,091	157,270
Host Hotels & Resorts, Inc. REIT	9,590	202,061

See accompanying notes to financial statements.

62

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Iron Mountain, Inc. REIT	3,512	$122,955
Kimco Realty Corp. REIT	5,520	93,785
Macerich Co. REIT	1,468	83,426
Mid-America Apartment Communities, Inc. REIT	1,507	151,710
Prologis, Inc. REIT	6,982	458,648
Public Storage REIT	2,029	460,299
Realty Income Corp. REIT	3,647	196,172
Regency Centers Corp. REIT	1,910	118,573
SBA Communications Corp. REIT (a)	1,495	246,854
Simon Property Group, Inc. REIT	4,124	701,864
SL Green Realty Corp. REIT	1,181	118,726
UDR, Inc. REIT	3,461	129,926
Ventas, Inc. REIT	4,586	261,173
Vornado Realty Trust REIT	2,265	167,429
Welltower, Inc. REIT	4,792	300,410
Weyerhaeuser Co. REIT	9,922	361,756

		8,423,730

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	5,816	1,215,428
Kroger Co.	10,802	307,317
Sysco Corp.	6,264	427,768
Walmart, Inc.	19,178	1,642,596
Walgreens Boots Alliance, Inc.	11,237	674,388

		4,267,497

FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	7,298	334,467
Campbell Soup Co. (b)	2,520	102,161
Conagra Brands, Inc.	5,197	185,689
General Mills, Inc.	7,824	346,290
Hershey Co.	1,837	170,951
Hormel Foods Corp. (b)	3,485	129,677
J.M. Smucker Co.	1,498	161,005
Kellogg Co. (b)	3,243	226,588
Kraft Heinz Co. (b)	7,781	488,803
McCormick & Co., Inc.	1,549	179,823
Mondelez International, Inc. Class A	19,683	807,003
Tyson Foods, Inc. Class A	3,848	264,935

		3,397,392

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	23,068	1,406,917
Align Technology, Inc. (a)	970	331,876
Baxter International, Inc.	6,540	482,914
Becton Dickinson and Co.	3,488	835,585
Boston Scientific Corp. (a)	18,052	590,300
Cooper Cos., Inc.	635	149,511
Danaher Corp.	8,042	793,585
DENTSPLY SIRONA, Inc.	3,001	131,354
Edwards Lifesciences Corp. (a)	2,759	401,628
Hologic, Inc. (a)	3,617	143,776
IDEXX Laboratories, Inc. (a)	1,143	249,105
Intuitive Surgical, Inc. (a)	1,484	710,064
Medtronic PLC	17,754	1,519,920
ResMed, Inc.	1,842	190,794
Stryker Corp.	4,274	721,708
Varian Medical Systems, Inc. (a)	1,228	139,648
Zimmer Biomet Holdings, Inc.	2,619	291,861

		9,090,546

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.	4,277	784,830
AmerisourceBergen Corp.	2,123	181,028
Anthem, Inc.	3,345	796,210
Cardinal Health, Inc.	4,017	196,150
Centene Corp. (a)	2,659	327,615
Cigna Corp.	3,188	541,801
CVS Health Corp.	13,332	857,914
DaVita, Inc. (a)	1,870	129,853
Envision Healthcare Corp. (a)	1,576	69,360
Express Scripts Holding Co. (a)	7,354	567,802
HCA Healthcare, Inc.	3,748	384,545
Henry Schein, Inc. (a) (b)	1,893	137,508
Humana, Inc.	1,845	549,127
Laboratory Corp. of America Holdings (a)	1,383	248,290
McKesson Corp.	2,716	362,314
Quest Diagnostics, Inc.	1,837	201,960
UnitedHealth Group, Inc.	12,720	3,120,725
Universal Health Services, Inc. Class B	1,141	127,153

		9,584,185

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	4,098	245,019

HOTELS, RESTAURANTS & LEISURE — 1.8%
Carnival Corp.	5,354	306,838
Chipotle Mexican Grill, Inc. (a) (b)	316	136,313
Darden Restaurants, Inc.	1,631	174,615
Hilton Worldwide Holdings, Inc.	3,725	294,871
Marriott International, Inc. Class A	3,997	506,020
McDonald’s Corp.	10,436	1,635,217
MGM Resorts International	6,607	191,801
Norwegian Cruise Line Holdings, Ltd. (a)	2,801	132,347
Royal Caribbean Cruises, Ltd.	2,225	230,510
Starbucks Corp.	18,444	900,989
Wynn Resorts, Ltd.	1,149	192,274
Yum! Brands, Inc.	4,315	337,519

		5,039,314

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	4,542	186,222
Garmin, Ltd.	1,489	90,829
Leggett & Platt, Inc. (b)	1,680	74,995
Lennar Corp. Class A	3,536	185,640
Mohawk Industries, Inc. (a)	825	176,773
Newell Brands, Inc. (b)	6,595	170,085
PulteGroup, Inc.	3,502	100,683
Whirlpool Corp.	865	126,489

		1,111,716

HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	3,255	173,036
Clorox Co.	1,675	226,544
Colgate-Palmolive Co.	11,394	738,445
Kimberly-Clark Corp.	4,608	485,407
Procter & Gamble Co.	33,224	2,593,465

		4,216,897

INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	7,781	1,530,678
General Electric Co.	114,996	1,565,096
Honeywell International, Inc.	9,859	1,420,189

See accompanying notes to financial statements.

63

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Roper Technologies, Inc.	1,365	$376,617

		4,892,580

INSURANCE — 2.6%
Aflac, Inc.	10,109	434,890
Allstate Corp.	4,679	427,052
American International Group, Inc.	11,667	618,584
Aon PLC	3,241	444,568
Arthur J Gallagher & Co.	2,265	147,859
Assurant, Inc.	748	77,411
Brighthouse Financial, Inc. (a)	1,718	68,840
Chubb, Ltd.	6,117	776,981
Cincinnati Financial Corp.	1,930	129,040
Everest Re Group, Ltd.	560	129,069
Hartford Financial Services Group, Inc.	4,661	238,317
Lincoln National Corp.	2,904	180,774
Loews Corp.	3,473	167,676
Marsh & McLennan Cos., Inc.	6,774	555,265
MetLife, Inc.	13,540	590,344
Principal Financial Group, Inc.	3,487	184,637
Progressive Corp.	7,793	460,956
Prudential Financial, Inc.	5,598	523,469
Torchmark Corp.	1,403	114,218
Travelers Cos., Inc.	3,598	440,179
Unum Group	2,919	107,974
Willis Towers Watson PLC	1,741	263,936
XL Group, Ltd.	3,357	187,824

		7,269,863

INTERNET & CATALOG RETAIL — 4.6%
Amazon.com, Inc. (a)	5,312	9,029,338
Booking Holdings, Inc. (a)	642	1,301,392
Expedia Group, Inc.	1,607	193,145
Netflix, Inc. (a)	5,716	2,237,414
TripAdvisor, Inc. (a) (b)	1,430	79,665

		12,840,954

INTERNET SOFTWARE & SERVICES — 5.6%
Akamai Technologies, Inc. (a)	2,169	158,836
Alphabet, Inc. Class A (a)	3,946	4,455,784
Alphabet, Inc. Class C (a)	3,996	4,458,137
eBay, Inc. (a)	12,205	442,553
Facebook, Inc. Class A (a)	31,646	6,149,451
VeriSign, Inc. (a)	1,316	180,845

		15,845,606

IT SERVICES — 4.7%
Accenture PLC Class A	8,507	1,391,660
Alliance Data Systems Corp.	622	145,050
Automatic Data Processing, Inc.	5,812	779,622
Cognizant Technology Solutions Corp. Class A	7,656	604,747
DXC Technology Co.	3,688	297,290
Fidelity National Information Services, Inc.	4,339	460,064
Fiserv, Inc. (a)	5,432	402,457
Gartner, Inc. (a) (b)	1,198	159,214
Global Payments, Inc.	2,077	231,565
International Business Machines Corp.	11,153	1,558,074
Mastercard, Inc. Class A	12,122	2,382,215
Paychex, Inc.	4,152	283,789
PayPal Holdings, Inc. (a)	14,658	1,220,572
Total System Services, Inc.	2,157	182,310
Visa, Inc. Class A	23,552	3,119,462
Western Union Co.	6,141	124,847

		13,342,938

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,464	135,142
Mattel, Inc. (b)	4,453	73,118

		208,260

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	4,088	252,802
Illumina, Inc. (a)	1,962	547,967
IQVIA Holdings, Inc. (a)	2,250	224,595
Mettler-Toledo International, Inc. (a)	330	190,948
PerkinElmer, Inc. (b)	1,399	102,449
Thermo Fisher Scientific, Inc.	5,291	1,095,978
Waters Corp. (a)	1,014	196,300

		2,611,039

MACHINERY — 1.6%
Caterpillar, Inc.	7,931	1,075,999
Cummins, Inc.	2,018	268,394
Deere & Co.	4,282	598,624
Dover Corp.	2,020	147,864
Flowserve Corp. (b)	1,705	68,882
Fortive Corp.	3,949	304,507
Illinois Tool Works, Inc.	4,042	559,979
Ingersoll-Rand PLC	3,298	295,929
PACCAR, Inc.	4,563	282,723
Parker-Hannifin Corp.	1,750	272,737
Pentair PLC	2,134	89,799
Snap-on, Inc.	762	122,469
Stanley Black & Decker, Inc.	1,985	263,628
Xylem, Inc.	2,277	153,424

		4,504,958

MEDIA — 2.4%
CBS Corp. Class B	4,583	257,656
Charter Communications, Inc. Class A (a)	2,478	726,574
Comcast Corp. Class A	60,495	1,984,841
Discovery, Inc. Class A (a) (b)	1,997	54,917
Discovery, Inc. Class C (a)	4,580	116,790
DISH Network Corp. Class A (a)	2,890	97,133
Interpublic Group of Cos., Inc.	5,047	118,302
News Corp. Class A	4,831	74,880
News Corp. Class B	1,470	23,300
Omnicom Group, Inc. (b)	2,952	225,149
Twenty-First Century Fox, Inc. Class A	13,714	681,449
Twenty-First Century Fox, Inc. Class B	5,692	280,445
Viacom, Inc. Class B	4,579	138,103
Walt Disney Co.	19,638	2,058,259

		6,837,798

METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	17,700	305,502
Newmont Mining Corp.	6,923	261,066
Nucor Corp.	4,126	257,875

		824,443

See accompanying notes to financial statements.

64

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	5,595	$155,037
Consolidated Edison, Inc.	4,018	313,324
Sempra Energy	3,453	400,928

		869,289

MULTILINE RETAIL — 0.5%
Dollar General Corp.	3,354	330,704
Dollar Tree, Inc. (a)	3,070	260,950
Kohl’s Corp.	2,235	162,931
Macy’s, Inc.	3,863	144,592
Nordstrom, Inc. (b)	1,497	77,515
Target Corp.	7,081	539,006

		1,515,698

OIL, GAS & CONSUMABLE FUELS — 0.9%
Andeavor	1,855	243,339
Marathon Petroleum Corp.	6,127	429,871
ONEOK, Inc.	5,452	380,713
Phillips 66	5,494	617,031
Valero Energy Corp.	5,699	631,620
Williams Cos., Inc.	10,925	296,177

		2,598,751

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	6,128	86,405
Estee Lauder Cos., Inc. Class A	2,916	416,084

		502,489

PHARMACEUTICALS — 4.7%
Allergan PLC	4,472	745,572
Bristol-Myers Squibb Co.	21,431	1,185,991
Eli Lilly & Co.	12,572	1,072,769
Johnson & Johnson	35,267	4,279,298
Merck & Co., Inc.	35,531	2,156,731
Mylan NV (a)	6,830	246,836
Nektar Therapeutics (a)	2,100	102,543
Perrigo Co. PLC	1,680	122,489
Pfizer, Inc.	77,310	2,804,807
Zoetis, Inc.	6,320	538,401

		13,255,437

PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,559	195,047
IHS Markit, Ltd. (a)	4,612	237,933
Nielsen Holdings PLC	4,336	134,112
Robert Half International, Inc.	1,663	108,261
Verisk Analytics, Inc. (a)	1,979	213,020

		888,373

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	3,925	187,380

ROAD & RAIL — 1.1%
CSX Corp.	11,591	739,274
JB Hunt Transport Services, Inc.	1,091	132,611
Kansas City Southern	1,289	136,582
Norfolk Southern Corp.	3,710	559,728
Union Pacific Corp.	10,337	1,464,546

		3,032,741

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Micro Devices, Inc. (a) (b)	10,623	159,239
Analog Devices, Inc.	4,853	465,500
Applied Materials, Inc.	13,461	621,764
Broadcom, Inc.	5,377	1,304,675
Intel Corp. (a)	61,508	3,057,563
KLA-Tencor Corp.	2,014	206,495
Lam Research Corp.	2,122	366,788
Microchip Technology, Inc. (b)	3,073	279,489
Micron Technology, Inc. (a)	15,342	804,534
NVIDIA Corp.	7,978	1,889,988
Qorvo, Inc. (a)	1,623	130,116
QUALCOMM, Inc.	19,542	1,096,697
Skyworks Solutions, Inc.	2,315	223,745
Texas Instruments, Inc.	12,867	1,418,587
Xilinx, Inc.	3,242	211,573

		12,236,753

SOFTWARE — 6.5%
Activision Blizzard, Inc.	10,014	764,269
Adobe Systems, Inc. (a)	6,466	1,576,476
ANSYS, Inc. (a)	1,080	188,114
Autodesk, Inc. (a)	2,895	379,506
CA, Inc.	4,075	145,274
Cadence Design Systems, Inc. (a)	3,582	155,136
Citrix Systems, Inc. (a)	1,637	171,623
Electronic Arts, Inc. (a)	3,960	558,439
Intuit, Inc.	3,238	661,540
Microsoft Corp.	101,369	9,995,997
Oracle Corp.	39,473	1,739,180
Red Hat, Inc. (a)	2,325	312,410
salesforce.com, Inc. (a)	9,297	1,268,111
Symantec Corp.	8,097	167,203
Synopsys, Inc. (a)	1,920	164,294
Take-Two Interactive Software, Inc. (a)	1,500	177,540

		18,425,112

SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	937	127,151
AutoZone, Inc. (a)	372	249,586
Best Buy Co., Inc.	3,255	242,758
CarMax, Inc. (a) (b)	2,364	172,265
Foot Locker, Inc.	1,571	82,713
Gap, Inc.	2,889	93,575
Home Depot, Inc.	15,267	2,978,592
L Brands, Inc.	3,159	116,504
Lowe’s Cos., Inc.	10,800	1,032,156
O’Reilly Automotive, Inc. (a)	1,120	306,398
Ross Stores, Inc.	5,062	429,004
Tiffany & Co.	1,312	172,659
TJX Cos., Inc.	8,245	784,759
Tractor Supply Co.	1,547	118,330
Ulta Salon Cosmetics & Fragrance, Inc. (a)	726	169,492

		7,075,942

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.9%
Apple, Inc.	64,852	12,004,754
Hewlett Packard Enterprise Co.	20,346	297,255

See accompanying notes to financial statements.

65

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
HP, Inc.	21,896	$496,820
NetApp, Inc.	3,596	282,394
Seagate Technology PLC	3,742	211,311
Western Digital Corp.	3,828	296,325
Xerox Corp.	2,719	65,256

		13,654,115

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Hanesbrands, Inc. (b)	4,756	104,727
Michael Kors Holdings, Ltd. (a)	1,994	132,800
NIKE, Inc. Class B	17,104	1,362,847
PVH Corp.	1,054	157,805
Ralph Lauren Corp.	737	92,656
Tapestry, Inc.	3,683	172,033
Under Armour, Inc. Class A (a) (b)	2,527	56,807
Under Armour, Inc. Class C (a) (b)	2,464	51,941
VF Corp.	4,278	348,742

		2,480,358

TOBACCO — 1.1%
Altria Group, Inc.	24,787	1,407,654
Philip Morris International, Inc.	20,485	1,653,959

		3,061,613

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	3,736	179,814
United Rentals, Inc. (a)	1,154	170,354
W.W. Grainger, Inc.	696	214,646

		564,814

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,325	198,509

TOTAL COMMON STOCKS (Cost $242,647,728)		281,410,427

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	788,015	788,015
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	121,440	121,440

TOTAL SHORT-TERM INVESTMENTS (Cost $909,455)		909,455

TOTAL INVESTMENTS — 100.2% (Cost $243,557,183)		282,319,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(434,796)

NET ASSETS — 100.0%		$281,885,086

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,107,482	$—	$—	$8,107,482
Air Freight & Logistics	2,034,958	—	—	2,034,958
Airlines	1,305,496	—	—	1,305,496
Auto Components	505,593	—	—	505,593
Automobiles	1,318,958	—	—	1,318,958
Banks	18,619,031	—	—	18,619,031
Beverages	5,392,787	—	—	5,392,787
Biotechnology	7,676,157	—	—	7,676,157
Building Products	862,308	—	—	862,308
Capital Markets	9,183,436	—	—	9,183,436
Chemicals	5,657,592	—	—	5,657,592
Commercial Services & Supplies	920,273	—	—	920,273
Communications Equipment	3,173,740	—	—	3,173,740
Construction & Engineering	255,324	—	—	255,324
Construction Materials	405,243	—	—	405,243

See accompanying notes to financial statements.

66

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Consumer Finance	$2,168,849	$—	$—	$2,168,849
Containers & Packaging	967,524	—	—	967,524
Distributors	304,076	—	—	304,076
Diversified Consumer Services	57,998	—	—	57,998
Diversified Financial Services	4,833,095	—	—	4,833,095
Diversified Telecommunication Services	6,045,761	—	—	6,045,761
Electric Utilities	1,342,756	—	—	1,342,756
Electrical Equipment	1,494,632	—	—	1,494,632
Electronic Equipment, Instruments & Components	1,265,660	—	—	1,265,660
Energy Equipment & Services	2,409,589	—	—	2,409,589
Equity Real Estate Investment Trusts (REITS)	8,423,730	—	—	8,423,730
Food & Staples Retailing	4,267,497	—	—	4,267,497
Food Products	3,397,392	—	—	3,397,392
Health Care Equipment & Supplies	9,090,546	—	—	9,090,546
Health Care Providers & Services	9,584,185	—	—	9,584,185
Health Care Technology	245,019	—	—	245,019
Hotels, Restaurants & Leisure	5,039,314	—	—	5,039,314
Household Durables	1,111,716	—	—	1,111,716
Household Products	4,216,897	—	—	4,216,897
Industrial Conglomerates	4,892,580	—	—	4,892,580
Insurance	7,269,863	—	—	7,269,863
Internet & Catalog Retail	12,840,954	—	—	12,840,954
Internet Software & Services	15,845,606	—	—	15,845,606
IT Services	13,342,938	—	—	13,342,938
Leisure Equipment & Products	208,260	—	—	208,260
Life Sciences Tools & Services	2,611,039	—	—	2,611,039
Machinery	4,504,958	—	—	4,504,958
Media	6,837,798	—	—	6,837,798
Metals & Mining	824,443	—	—	824,443
Multi-Utilities	869,289	—	—	869,289
Multiline Retail	1,515,698	—	—	1,515,698
Oil, Gas & Consumable Fuels	2,598,751	—	—	2,598,751
Personal Products	502,489	—	—	502,489
Pharmaceuticals	13,255,437	—	—	13,255,437
Professional Services	888,373	—	—	888,373
Real Estate Management & Development	187,380	—	—	187,380
Road & Rail	3,032,741	—	—	3,032,741
Semiconductors & Semiconductor Equipment	12,236,753	—	—	12,236,753
Software	18,425,112	—	—	18,425,112
Specialty Retail	7,075,942	—	—	7,075,942
Technology Hardware, Storage & Peripherals	13,654,115	—	—	13,654,115
Textiles, Apparel & Luxury Goods	2,480,358	—	—	2,480,358
Tobacco	3,061,613	—	—	3,061,613
Trading Companies & Distributors	564,814	—	—	564,814
Water Utilities	198,509	—	—	198,509
Short-Term Investments	909,455	—	—	909,455

TOTAL INVESTMENTS	$282,319,882	$—	$—	$282,319,882

See accompanying notes to financial statements.

67

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	2,788	$250,167	$215,341	$11,218	$2,428	$(5,418)	4,848	$451,300	$6,674	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	195,120	195,120	8,649,403	8,056,508	—	—	788,015	788,015	4,973	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,308,991	2,187,551	—	—	121,440	121,440	738	—

TOTAL		$445,287	$11,173,735	$10,255,277	$2,428	$(5,418)		$1,360,755	$12,385	$—

See accompanying notes to financial statements.

68

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 40.9%
Affiliated Managers Group, Inc.	18,254	$2,713,822
Ameriprise Financial, Inc.	21,123	2,954,685
Artisan Partners Asset Management, Inc. Class A	87,747	2,645,572
Bank of New York Mellon Corp.	52,342	2,822,804
BlackRock, Inc.	5,484	2,736,735
Cohen & Steers, Inc.	40,047	1,670,360
Diamond Hill Investment Group, Inc.	2,347	456,327
Eaton Vance Corp.	53,371	2,785,433
Federated Investors, Inc. Class B	121,387	2,830,745
Financial Engines, Inc.	67,251	3,019,570
Franklin Resources, Inc.	87,557	2,806,202
Hamilton Lane, Inc. Class A	36,073	1,730,422
Invesco, Ltd.	107,870	2,865,027
Janus Henderson Group PLC	94,298	2,897,778
Legg Mason, Inc.	80,578	2,798,474
Northern Trust Corp.	28,178	2,899,234
SEI Investments Co.	45,136	2,821,903
State Street Corp. (a)	29,990	2,791,769
T Rowe Price Group, Inc.	23,916	2,776,408
Virtus Investment Partners, Inc.	12,547	1,605,389
Waddell & Reed Financial, Inc. Class A (b)	149,223	2,681,537
WisdomTree Investments, Inc.	264,747	2,403,903

		55,714,099

FINANCIAL EXCHANGES & DATA — 21.2%
Cboe Global Markets, Inc.	28,984	3,016,365
CME Group, Inc.	17,621	2,888,434
Donnelley Financial Solutions, Inc. (c)	56,755	985,834
FactSet Research Systems, Inc.	14,456	2,863,734
Intercontinental Exchange, Inc.	39,820	2,928,761
MarketAxess Holdings, Inc.	14,021	2,774,195
Moody’s Corp.	16,811	2,867,284
Morningstar, Inc.	12,659	1,623,517
MSCI, Inc.	18,118	2,997,261
Nasdaq, Inc.	31,671	2,890,612
S&P Global, Inc.	14,592	2,975,163

		28,811,160

INVESTMENT BANKING & BROKERAGE — 37.7%
BGC Partners, Inc. Class A	261,757	2,963,089
Charles Schwab Corp.	52,188	2,666,807
Cowen, Inc. (b) (c)	86,305	1,195,324
E*TRADE Financial Corp. (c)	46,060	2,817,030
Evercore, Inc. Class A	27,167	2,864,760
Goldman Sachs Group, Inc.	12,909	2,847,338
Greenhill & Co., Inc. (b)	99,532	2,826,709
Houlihan Lokey, Inc.	50,314	2,577,083
Interactive Brokers Group, Inc. Class A	42,208	2,718,617
INTL. FCStone, Inc. (c)	18,279	945,207
Investment Technology Group, Inc.	42,547	890,083
Lazard, Ltd. Class A	57,551	2,814,820
LPL Financial Holdings, Inc.	42,404	2,779,158
Moelis & Co. Class A	47,223	2,769,629
Morgan Stanley	58,040	2,751,096
Piper Jaffray Cos.	30,804	2,367,287
PJT Partners, Inc. Class A	39,089	2,086,962
Raymond James Financial, Inc.	29,948	2,675,854
Stifel Financial Corp.	49,068	2,563,803
TD Ameritrade Holding Corp.	48,352	2,648,239
Virtu Financial, Inc. Class A	97,188	2,580,342

		51,349,237

TOTAL COMMON STOCKS (Cost $120,741,914)		135,874,496

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $185,568),	185,568	185,568

TOTAL INVESTMENTS — 100.0% (Cost $120,927,482)		136,060,064
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		48,973

NET ASSETS — 100.0%		$136,109,037

(a)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Non-income producing security.
(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$55,714,099	$—	$—	$55,714,099
Financial Exchanges & Data	28,811,160	—	—	28,811,160

See accompanying notes to financial statements.

69

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investment Banking & Brokerage	$51,349,237	$—	$—	$51,349,237
Short-Term Investment	185,568	—	—	185,568

TOTAL INVESTMENTS	$136,060,064	$—	$—	$136,060,064

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	24,612	$2,208,435	$1,838,579	$1,301,830	$359,336	$(312,751)	29,990	$2,791,769	$50,045	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	154,495	154,495	5,920,634	5,889,561	—	—	185,568	185,568	4,616	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,848,473	1,848,473	35,821,149	37,669,622	—	—	—	—	17,206	—

TOTAL		$4,211,403	$43,580,362	$44,861,013	$359,336	$(312,751)		$2,977,337	$71,867	$—

See accompanying notes to financial statements.

70

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 76.2%
Abaxis, Inc.	90,127	$7,481,442
Abbott Laboratories	118,403	7,221,399
ABIOMED, Inc. (a)	18,282	7,478,252
Accuray, Inc. (a) (b)	473,457	1,941,174
AngioDynamics, Inc. (a)	149,937	3,334,599
AtriCure, Inc. (a) (b)	121,430	3,284,682
AxoGen, Inc. (a) (b)	154,780	7,777,695
Baxter International, Inc.	100,177	7,397,070
Becton Dickinson and Co.	32,313	7,740,902
Boston Scientific Corp. (a)	234,470	7,667,169
Cantel Medical Corp.	74,928	7,369,918
Cardiovascular Systems, Inc. (a)	156,969	5,076,378
CONMED Corp.	103,157	7,551,092
CryoLife, Inc. (a)	82,118	2,286,986
Cutera, Inc. (a)	164,463	6,627,859
Danaher Corp.	72,732	7,177,194
DexCom, Inc. (a)	80,551	7,650,734
Edwards Lifesciences Corp. (a)	52,453	7,635,583
GenMark Diagnostics, Inc. (a) (b)	190,058	1,212,570
Glaukos Corp. (a) (b)	187,563	7,622,560
Globus Medical, Inc. Class A (a)	131,496	6,635,288
Heska Corp. (a) (b)	54,990	5,707,412
Hill-Rom Holdings, Inc.	79,408	6,935,495
Hologic, Inc. (a)	195,391	7,766,792
IDEXX Laboratories, Inc. (a)	34,095	7,430,664
Inogen, Inc. (a)	41,317	7,698,597
Insulet Corp. (a)	77,623	6,652,291
Integer Holdings Corp. (a)	113,764	7,354,843
Integra LifeSciences Holdings Corp. (a)	115,571	7,443,928
Intuitive Surgical, Inc. (a)	15,459	7,396,822
Invacare Corp. (b)	249,604	4,642,634
iRhythm Technologies, Inc. (a)	94,041	7,629,546
K2M Group Holdings, Inc. (a) (b)	151,758	3,414,555
LeMaitre Vascular, Inc.	125,345	4,196,551
LivaNova PLC (a)	77,206	7,706,703
Masimo Corp. (a)	73,530	7,180,205
Medtronic PLC	85,930	7,356,467
Natus Medical, Inc. (a)	222,293	7,669,109
Nevro Corp. (a) (b)	95,798	7,649,470
NuVasive, Inc. (a)	141,692	7,384,987
NxStage Medical, Inc. (a)	270,054	7,534,507
Orthofix International NV (a)	123,151	6,997,440
Penumbra, Inc. (a)	45,319	6,260,820
ResMed, Inc.	70,150	7,266,137
STERIS PLC	70,294	7,381,573
Stryker Corp.	41,862	7,068,817
Tactile Systems Technology, Inc. (a) (b)	109,750	5,707,000
Tandem Diabetes Care, Inc. (a)	478,984	10,547,228
Teleflex, Inc.	26,444	7,092,545
TransEnterix, Inc. (a) (b)	776,877	3,387,184
Varex Imaging Corp. (a)	156,331	5,798,317
Varian Medical Systems, Inc. (a)	61,571	7,001,854
Wright Medical Group NV (a) (b)	304,896	7,915,100
Zimmer Biomet Holdings, Inc.	65,426	7,291,073

		354,637,212

HEALTH CARE SUPPLIES — 23.7%
Align Technology, Inc. (a)	21,610	7,393,645
Anika Therapeutics, Inc. (a)	107,419	3,437,408
Atrion Corp.	8,064	4,833,562
Avanos Medical, Inc. (a)	129,250	7,399,563
Cerus Corp. (a)	773,574	5,159,739
Cooper Cos., Inc.	32,260	7,595,617
DENTSPLY SIRONA, Inc.	174,378	7,632,525
Endologix, Inc. (a) (b)	336,722	1,905,847
Haemonetics Corp. (a)	79,661	7,143,998
ICU Medical, Inc. (a)	25,703	7,547,686
Lantheus Holdings, Inc. (a)	390,073	5,675,562
Meridian Bioscience, Inc.	186,116	2,959,244
Merit Medical Systems, Inc. (a)	152,107	7,787,878
Neogen Corp. (a)	96,203	7,714,519
OraSure Technologies, Inc. (a)	431,527	7,107,250
Quidel Corp. (a)	116,851	7,770,591
Sientra, Inc. (a)	189,375	3,694,706
West Pharmaceutical Services, Inc.	77,429	7,687,925

		110,447,265

TOTAL COMMON STOCKS (Cost $413,250,507)		465,084,477

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	329,749	329,749
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,321,999	5,321,999

TOTAL SHORT-TERM INVESTMENTS (Cost $5,651,748)		5,651,748

TOTAL INVESTMENTS — 101.1% (Cost $418,902,255)		470,736,225
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(5,242,334)

NET ASSETS — 100.0%		$465,493,891

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

71

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$354,637,212	$—	$—	$354,637,212
Health Care Supplies	110,447,265	—	—	110,447,265
Short-Term Investments	5,651,748	—	—	5,651,748

TOTAL INVESTMENTS	$470,736,225	$—	$—	$470,736,225

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	155,527	$155,527	$7,668,877	$7,494,655	$—	$—	329,749	$329,749	$2,140	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	19,731,401	14,409,402	—	—	5,321,999	5,321,999	65,198	—

TOTAL		$155,527	$27,400,278	$21,904,057	$—	$—		$5,651,748	$67,338	$—

See accompanying notes to financial statements.

72

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 101.4%
HEALTH CARE SERVICES — 38.5%
Amedisys, Inc. (a)	29,139	$2,490,219
AMN Healthcare Services, Inc. (a) (b)	41,429	2,427,739
BioScrip, Inc. (a) (b)	114,030	334,108
BioTelemetry, Inc. (a)	48,239	2,170,755
Chemed Corp.	7,152	2,301,585
CorVel Corp. (a)	5,077	274,158
Cross Country Healthcare, Inc. (a)	35,561	400,061
CVS Health Corp.	35,419	2,279,212
DaVita, Inc. (a)	32,916	2,285,687
Diplomat Pharmacy, Inc. (a) (b)	94,112	2,405,503
Envision Healthcare Corp. (a)	53,590	2,358,496
Express Scripts Holding Co. (a)	29,834	2,303,483
Laboratory Corp. of America Holdings (a)	12,509	2,245,741
LHC Group, Inc. (a)	29,652	2,537,915
MEDNAX, Inc. (a)	50,349	2,179,105
Premier, Inc. Class A (a) (b)	67,768	2,465,400
Providence Service Corp. (a)	13,270	1,042,358
Quest Diagnostics, Inc.	21,315	2,343,371
Tivity Health, Inc. (a) (b)	69,294	2,439,149

		37,284,045

HEALTH CARE DISTRIBUTORS — 14.2%
AmerisourceBergen Corp.	27,166	2,316,445
Cardinal Health, Inc.	43,837	2,140,561
Henry Schein, Inc. (a)	32,428	2,355,570
McKesson Corp.	16,088	2,146,139
Owens & Minor, Inc. (b)	143,390	2,396,047
Patterson Cos., Inc. (b)	107,378	2,434,259

		13,789,021

HEALTH CARE FACILITIES — 23.5%
Acadia Healthcare Co., Inc. (a) (b)	58,924	2,410,581
Brookdale Senior Living, Inc. (a)	259,278	2,356,837
Capital Senior Living Corp. (a)	46,972	501,191
Community Health Systems, Inc. (a) (b)	357,888	1,188,188
Encompass Health Corp.	35,269	2,388,417
Ensign Group, Inc.	34,032	1,219,026
HCA Healthcare, Inc.	22,191	2,276,797
Kindred Healthcare, Inc. (a)	168,307	1,514,763
LifePoint Health, Inc. (a)	42,522	2,075,074
Select Medical Holdings Corp. (a)	86,802	1,575,456
Tenet Healthcare Corp. (a)	63,534	2,132,836
Universal Health Services, Inc. Class B	20,284	2,260,449
US Physical Therapy, Inc.	9,457	907,872

		22,807,487

MANAGED HEALTH CARE — 25.2%
Aetna, Inc.	12,935	2,373,573
Anthem, Inc.	10,244	2,438,379
Centene Corp. (a)	19,520	2,405,059
Cigna Corp.	13,153	2,235,352
HealthEquity, Inc. (a) (b)	29,392	2,207,339
Humana, Inc.	7,851	2,336,693
Magellan Health, Inc. (a)	24,840	2,383,398
Molina Healthcare, Inc. (a)	26,676	2,612,648
Triple-S Management Corp. Class B (a)	18,631	727,727
UnitedHealth Group, Inc.	9,329	2,288,777
WellCare Health Plans, Inc. (a)	9,995	2,461,169

		24,470,114

TOTAL COMMON STOCKS (Cost $94,342,818)		98,350,667

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	97,607	97,607
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	752,196	752,196

TOTAL SHORT-TERM INVESTMENTS (Cost $849,803)		849,803

TOTAL INVESTMENTS — 102.3% (Cost $95,192,621)		99,200,470
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(2,189,935)

NET ASSETS — 100.0%		$97,010,535

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

73

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services	$37,284,045	$—	$—	$37,284,045
Health Care Distributors	13,789,021	—	—	13,789,021
Health Care Facilities	22,807,487	—	—	22,807,487
Managed Health Care	24,470,114	—	—	24,470,114
Short-Term Investments	849,803	—	—	849,803

TOTAL INVESTMENTS	$99,200,470	$—	$—	$99,200,470

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	154,326	$154,326	$4,189,896	$4,246,615	$—	$—	97,607	$97,607	$2,094	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,432,587	1,432,587	23,324,309	24,004,700	—	—	752,196	752,196	10,320	—

TOTAL		$1,586,913	$27,514,205	$28,251,315	$—	$—		$849,803	$12,414	$—

See accompanying notes to financial statements.

74

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 10.7%
Aon PLC	108,950	$14,944,672
Arthur J Gallagher & Co.	229,789	15,000,626
Brown & Brown, Inc.	546,995	15,168,171
Marsh & McLennan Cos., Inc.	187,904	15,402,491
Willis Towers Watson PLC	98,480	14,929,568

		75,445,528

LIFE & HEALTH INSURANCE — 25.0%
Aflac, Inc.	339,431	14,602,322
American Equity Investment Life Holding Co.	298,298	10,738,728
Athene Holding, Ltd. Class A (a)	339,996	14,905,425
Brighthouse Financial, Inc. (a)	333,531	13,364,587
CNO Financial Group, Inc.	787,126	14,986,879
Genworth Financial, Inc. Class A (a)	1,469,679	6,613,555
Lincoln National Corp.	224,922	14,001,394
MetLife, Inc.	328,627	14,328,137
Primerica, Inc.	151,805	15,119,778
Principal Financial Group, Inc.	274,286	14,523,444
Prudential Financial, Inc.	154,961	14,490,403
Torchmark Corp.	180,620	14,704,274
Unum Group	395,907	14,644,600

		177,023,526

MULTI-LINE INSURANCE — 12.5%
American Financial Group, Inc.	139,490	14,971,462
American International Group, Inc.	282,661	14,986,686
Assurant, Inc.	158,490	16,402,130
Hartford Financial Services Group, Inc.	292,493	14,955,167
Kemper Corp.	161,246	12,198,260
Loews Corp.	308,968	14,916,975

		88,430,680

PROPERTY & CASUALTY INSURANCE — 41.0%
Allstate Corp.	166,233	15,172,086
Arch Capital Group, Ltd. (a)	554,401	14,669,451
Argo Group International Holdings, Ltd.	89,114	5,181,979
Aspen Insurance Holdings, Ltd.	362,305	14,745,814
Assured Guaranty, Ltd.	417,086	14,902,483
Axis Capital Holdings, Ltd.	268,844	14,953,103
Chubb, Ltd.	116,665	14,818,788
Cincinnati Financial Corp.	218,519	14,610,180
First American Financial Corp.	296,311	15,325,205
FNF Group	411,401	15,476,906
Hanover Insurance Group, Inc.	126,390	15,111,188
Markel Corp. (a)	13,960	15,137,526
Mercury General Corp.	247,647	11,282,797
Old Republic International Corp.	724,540	14,425,591
ProAssurance Corp.	202,856	7,191,245
Progressive Corp.	247,901	14,663,344
RLI Corp.	93,989	6,221,132
Selective Insurance Group, Inc.	123,151	6,773,305
Travelers Cos., Inc.	118,621	14,512,093
White Mountains Insurance Group, Ltd.	17,062	15,468,580
WR Berkley Corp.	198,884	14,401,191
XL Group, Ltd.	276,645	15,478,288

		290,522,275

REINSURANCE — 10.5%
Alleghany Corp.	26,305	15,124,586
Everest Re Group, Ltd.	67,598	15,579,987
Reinsurance Group of America, Inc.	102,654	13,702,256
RenaissanceRe Holdings, Ltd.	122,047	14,684,695
Validus Holdings, Ltd.	229,597	15,520,757

		74,612,281

TOTAL COMMON STOCKS (Cost $724,018,061)		706,034,290

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $1,564,232),	1,564,232	1,564,232

TOTAL INVESTMENTS — 99.9% (Cost $725,582,293)		707,598,522
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		501,807

NET ASSETS — 100.0%		$708,100,329

(a)	Non-income producing security.
(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$75,445,528	$—	$—	$75,445,528
Life & Health Insurance	177,023,526	—	—	177,023,526
Multi-line Insurance	88,430,680	—	—	88,430,680

See accompanying notes to financial statements.

75

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Property & Casualty Insurance	$290,522,275	$—	$—	$290,522,275
Reinsurance	74,612,281	—	—	74,612,281
Short-Term Investment	1,564,232	—	—	1,564,232

TOTAL INVESTMENTS	$707,598,522	$—	$—	$707,598,522

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,196,474	$2,196,474	$26,842,957	$27,475,199	$—	$—	1,564,232	$1,564,232	$17,064	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,523,155	1,523,155	4,592,469	6,115,624	—	—	—	—	891	—

TOTAL		$3,719,629	$31,435,426	$33,590,823	$—	$—		$1,564,232	$17,955	$—

See accompanying notes to financial statements.

76

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTERNET RETAIL — 20.7%
Amazon.com, Inc. (a)	307	$521,839
Booking Holdings, Inc. (a)	242	490,556
Expedia Group, Inc.	4,278	514,173
Groupon, Inc. (a)	110,268	474,152
Liberty Expedia Holdings, Inc. Class A (a)	11,580	508,825
Liberty TripAdvisor Holdings, Inc. Class A (a)	27,321	439,868
Netflix, Inc. (a)	1,435	561,702
Nutrisystem, Inc. (b)	14,672	564,872
Overstock.com, Inc. (a) (b)	14,629	492,266
PetMed Express, Inc. (b)	12,997	572,518
Qurate Retail, Inc. (a)	24,099	511,381
Shutterfly, Inc. (a)	5,366	483,101
TripAdvisor, Inc. (a) (b)	9,261	515,930
Wayfair, Inc. Class A (a) (b)	4,906	582,636

		7,233,819

INTERNET SOFTWARE & SERVICES — 79.2%
2U, Inc. (a)	5,577	466,014
Akamai Technologies, Inc. (a)	6,590	482,586
Alarm.com Holdings, Inc. (a) (b)	11,389	459,888
Alphabet, Inc. Class C (a)	462	515,430
Alteryx, Inc. Class A (a) (b)	13,825	527,562
ANGI Homeservices, Inc. Class A (a) (b)	32,282	496,497
Appfolio, Inc. Class A (a)	5,951	363,904
Apptio, Inc. Class A (a)	15,047	544,701
Benefitfocus, Inc. (a) (b)	13,941	468,418
Blucora, Inc. (a)	13,159	486,883
Box, Inc. Class A (a)	20,021	500,325
Carbonite, Inc. (a)	13,176	459,842
Cars.com, Inc. (a)	18,738	531,972
Cision, Ltd. (a)	20,334	303,993
Cloudera, Inc. (a)	32,042	437,053
Cornerstone OnDemand, Inc. (a)	10,435	494,932
Coupa Software, Inc. (a)	8,573	533,584
eBay, Inc. (a)	12,836	465,433
Endurance International Group Holdings, Inc. (a)	24,187	240,661
Envestnet, Inc. (a)	9,097	499,880
Etsy, Inc. (a)	15,554	656,223
Facebook, Inc. Class A (a)	2,735	531,465
Five9, Inc. (a)	14,053	485,812
GoDaddy, Inc. Class A (a)	7,119	502,601
Gogo, Inc. (a) (b)	103,226	501,678
GrubHub, Inc. (a)	4,934	517,626
GTT Communications, Inc. (a) (b)	10,842	487,890
Hortonworks, Inc. (a)	29,252	532,971
IAC/InterActiveCorp (a)	3,291	501,845
Instructure, Inc. (a)	12,416	528,301
j2 Global, Inc.	5,965	516,629
Limelight Networks, Inc. (a)	50,754	226,870
LivePerson, Inc. (a)	19,127	403,580
LogMeIn, Inc.	4,835	499,214
Match Group, Inc. (a) (b)	12,456	482,545
MINDBODY, Inc. Class A (a)	13,227	510,562
MongoDB, Inc. (a) (b)	9,961	494,364
New Relic, Inc. (a)	4,955	498,423
NIC, Inc.	33,258	517,162
Nutanix, Inc. Class A (a)	9,204	474,650
Okta, Inc. (a)	10,085	507,982
Pandora Media, Inc. (a) (b)	67,692	533,413
Q2 Holdings, Inc. (a)	8,743	498,788
QuinStreet, Inc. (a)	37,749	479,412
Quotient Technology, Inc. (a)	24,527	321,304
Shutterstock, Inc. (a)	10,799	512,521
SPS Commerce, Inc. (a)	6,815	500,766
Stamps.com, Inc. (a)	1,932	488,893
Trade Desk, Inc. Class A (a)	5,836	547,417
TrueCar, Inc. (a)	50,357	508,102
Twilio, Inc. Class A (a)	8,907	498,970
Twitter, Inc. (a)	12,549	548,015
VeriSign, Inc. (a)	3,752	515,600
Web.com Group, Inc. (a)	24,010	620,659
Yelp, Inc. (a)	12,302	481,992
Yext, Inc. (a) (b)	29,185	564,438
Zillow Group, Inc. (a) (b)	8,284	489,253

		27,767,494

TOTAL COMMON STOCKS (Cost $35,596,756)		35,001,313

SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares1.86% (c) (d)	55,817	55,817
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,369,575	2,369,575

TOTAL SHORT-TERM INVESTMENTS (Cost $2,425,392)		2,425,392

TOTAL INVESTMENTS — 106.8% (Cost $38,022,148)		37,426,705
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(2,375,822)

NET ASSETS — 100.0%		$35,050,883

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

77

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Internet Retail	$7,233,819	$—	$—	$7,233,819
Internet Software & Services	27,767,494	—	—	27,767,494
Short-Term Investments	2,425,392	—	—	2,425,392

TOTAL INVESTMENTS	$37,426,705	$—	$—	$37,426,705

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,038	$4,038	$631,431	$579,652	$—	$—	55,817	$55,817	$241	$—
State Street Navigator Securities Lending Government Money Market Portfolio	263,897	263,897	7,339,080	5,233,402	—	—	2,369,575	2,369,575	5,882	—

TOTAL		$267,935	$7,970,511	$5,813,054	$—	$—		$2,425,392	$6,123	$—

See accompanying notes to financial statements.

78

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 11.4%
Alcoa Corp. (a)	839,842	$39,371,793
Century Aluminum Co. (a)	2,370,469	37,334,887
Kaiser Aluminum Corp.	194,838	20,284,584

		96,991,264

COAL & CONSUMABLE FUELS — 11.3%
Arch Coal, Inc. Class A	478,399	37,520,833
CONSOL Energy, Inc. (a)	496,765	19,050,938
Peabody Energy Corp.	869,608	39,549,772

		96,121,543

COPPER — 4.6%
Freeport-McMoRan, Inc.	2,259,966	39,007,013

DIVERSIFIED METALS & MINING — 5.0%
Compass Minerals International, Inc. (b)	495,103	32,553,022
Materion Corp.	186,312	10,088,795

		42,641,817

GOLD — 10.3%
McEwen Mining, Inc. (a) (b)	3,161,672	6,544,661
Newmont Mining Corp.	1,061,731	40,037,876
Royal Gold, Inc.	446,755	41,476,734

		88,059,271

SILVER — 7.3%
Coeur Mining, Inc. (a)	5,156,533	39,189,651
Hecla Mining Co.	6,502,229	22,627,757

		61,817,408

STEEL — 50.0%
AK Steel Holding Corp. (a) (b)	8,669,864	37,627,210
Allegheny Technologies, Inc. (a)	1,418,775	35,639,628
Carpenter Technology Corp.	598,022	31,438,017
Cleveland-Cliffs, Inc. (a) (b)	4,805,172	40,507,600
Commercial Metals Co.	1,671,376	35,282,747
Haynes International, Inc.	143,444	5,270,133
Nucor Corp.	609,503	38,093,938
Reliance Steel & Aluminum Co.	426,199	37,309,460
Schnitzer Steel Industries, Inc. Class A	491,737	16,571,537
Steel Dynamics, Inc.	803,051	36,900,193
SunCoke Energy, Inc. (a)	614,201	8,230,293
TimkenSteel Corp. (a) (b)	513,330	8,392,946
United States Steel Corp. (b)	1,096,526	38,104,278
Warrior Met Coal, Inc.	1,401,262	38,632,793
Worthington Industries, Inc.	440,976	18,507,763

		426,508,536

TOTAL COMMON STOCKS (Cost $955,324,516)		851,146,852

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	1,068,833	1,068,833
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	17,876,026	17,876,026

TOTAL SHORT-TERM INVESTMENTS (Cost $18,944,859)		18,944,859

TOTAL INVESTMENTS — 102.1% (Cost $974,269,375)		870,091,711
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(17,586,004)

NET ASSETS — 100.0%		$852,505,707

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$96,991,264	$—	$—	$96,991,264
Coal & Consumable Fuels	96,121,543	—	—	96,121,543
Copper	39,007,013	—	—	39,007,013
Diversified Metals & Mining	42,641,817	—	—	42,641,817
Gold	88,059,271	—	—	88,059,271
Silver	61,817,408	—	—	61,817,408
Steel	426,508,536	—	—	426,508,536
Short-Term Investments	18,944,859	—	—	18,944,859

TOTAL INVESTMENTS	$870,091,711	$—	$—	$870,091,711

See accompanying notes to financial statements.

79

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	153,872	$153,872	$28,090,793	$27,175,832	$—	$—	1,068,833	$1,068,833	$16,700	$—
State Street Navigator Securities Lending Government Money Market Portfolio	17,092,936	17,092,936	385,732,987	384,949,897	—	—	17,876,026	17,876,026	262,710	—

TOTAL		$17,246,808	$413,823,780	$412,125,729	$—	$—		$18,944,859	$279,410	$—

See accompanying notes to financial statements.

80

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 26.5%
Diamond Offshore Drilling, Inc. (a) (b)	624,321	$13,023,336
Ensco PLC Class A (b)	1,821,753	13,225,927
Helmerich & Payne, Inc.	186,408	11,885,374
Nabors Industries, Ltd.	1,683,362	10,790,350
Noble Corp. PLC (a) (b)	2,065,714	13,075,970
Patterson-UTI Energy, Inc.	652,130	11,738,340
Rowan Cos. PLC Class A (a)	746,767	12,112,561
Transocean, Ltd. (a) (b)	940,362	12,638,465
Unit Corp. (a)	323,507	8,268,839

		106,759,162

OIL & GAS EQUIPMENT & SERVICES — 73.4%
Apergy Corp. (a)	293,633	12,259,178
Archrock, Inc.	1,064,413	12,772,956
Baker Hughes a GE Co.	351,262	11,602,184
Bristow Group, Inc.	428,638	6,048,082
C&J Energy Services, Inc. (a)	483,478	11,410,081
Cactus, Inc. Class A (a)	212,294	7,173,414
Core Laboratories NV (b)	95,663	12,073,627
Covia Holdings Corp. (a) (b)	351,401	6,522,003
Dril-Quip, Inc. (a)	250,033	12,851,696
Exterran Corp. (a)	112,714	2,822,359
Forum Energy Technologies, Inc. (a)	819,799	10,124,518
Frank’s International NV (b)	619,115	4,829,097
Halliburton Co.	253,371	11,416,897
Helix Energy Solutions Group, Inc. (a)	822,359	6,850,250
Keane Group, Inc. (a)	900,755	12,313,321
Matrix Service Co. (a)	96,099	1,763,417
McDermott International, Inc. (a) (b)	583,142	11,458,740
National Oilwell Varco, Inc.	286,273	12,424,248
Newpark Resources, Inc. (a)	376,576	4,085,850
Oceaneering International, Inc.	501,983	12,780,487
Oil States International, Inc. (a)	360,591	11,574,971
ProPetro Holding Corp. (a)	855,289	13,410,931
RPC, Inc. (b)	863,741	12,584,706
Schlumberger, Ltd.	175,552	11,767,251
SEACOR Holdings, Inc. (a)	117,449	6,726,304

Select Energy Services, Inc. Class A (a)	391,078	5,682,363
Superior Energy Services, Inc. (a)	1,212,739	11,812,078
TechnipFMC PLC	373,839	11,865,650
TETRA Technologies, Inc. (a)	540,600	2,405,670
Tidewater, Inc. (a) (b)	97,240	2,813,153
US Silica Holdings, Inc. (b)	409,992	10,532,694
Weatherford International PLC (a) (b)	3,348,247	11,015,733

		295,773,909

TOTAL COMMON STOCKS (Cost $427,963,174)		402,533,071

SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	231,239	231,239
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	18,257,290	18,257,290

TOTAL SHORT-TERM INVESTMENTS (Cost $18,488,529)		18,488,529

TOTAL INVESTMENTS — 104.5% (Cost $446,451,703)		421,021,600
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(18,098,543)

NET ASSETS — 100.0%		$402,923,057

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$106,759,162	$—	$—	$106,759,162
Oil & Gas Equipment & Services	295,773,909	—	—	295,773,909
Short-Term Investments	18,488,529	—	—	18,488,529

TOTAL INVESTMENTS	$421,021,600	$—	$—	$421,021,600

See accompanying notes to financial statements.

81

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	375,653	$375,653	$8,537,079	$8,681,493	$—	$—	231,239	$231,239	$6,636	$—
State Street Navigator Securities Lending Government Money Market Portfolio	14,191,051	14,191,051	348,592,132	344,525,893	—	—	18,257,290	18,257,290	736,212	—

TOTAL		$14,566,704	$357,129,211	$353,207,386	$—	$—		$18,488,529	$742,848	$—

See accompanying notes to financial statements.

82

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a) (b)	74,597	$1,489,702
Aerie Pharmaceuticals, Inc. (a) (b)	76,112	5,141,366
Akorn, Inc. (a)	641,288	10,638,968
Allergan PLC	90,166	15,032,476
Amneal Pharmaceuticals, Inc. (a)	309,884	5,085,196
Amphastar Pharmaceuticals, Inc. (a)	66,808	1,019,490
ANI Pharmaceuticals, Inc. (a)	27,514	1,837,935
Assembly Biosciences, Inc. (a)	56,055	2,197,917
Bristol-Myers Squibb Co.	288,935	15,989,663
Catalent, Inc. (a)	256,756	10,755,509
Collegium Pharmaceutical, Inc. (a)	134,143	3,199,311
Corcept Therapeutics, Inc. (a) (b)	368,518	5,793,103
Cymabay Therapeutics, Inc. (a)	276,060	3,704,725
Depomed, Inc. (a)	373,749	2,492,906
Eli Lilly & Co.	178,436	15,225,944
Endo International PLC (a)	1,131,924	10,674,043
Endocyte, Inc. (a)	423,419	5,843,182
Horizon Pharma PLC (a)	532,558	8,819,161
Innoviva, Inc. (a)	298,526	4,119,659
Intersect ENT, Inc. (a)	72,999	2,733,813
Intra-Cellular Therapies, Inc. (a)	118,733	2,098,012
Jazz Pharmaceuticals PLC (a)	86,882	14,969,769
Johnson & Johnson	123,809	15,022,984
Lannett Co., Inc. (a) (b)	202,422	2,752,939
Mallinckrodt PLC (a) (b)	762,416	14,226,683
Medicines Co. (a) (b)	240,257	8,817,432
Merck & Co., Inc.	245,442	14,898,329
Mylan NV (a)	371,369	13,421,276
MyoKardia, Inc. (a) (b)	110,323	5,477,537
Nektar Therapeutics (a)	283,705	13,853,315
Omeros Corp. (a) (b)	236,039	4,281,748
Pacira Pharmaceuticals, Inc. (a) (b)	238,243	7,635,688
Perrigo Co. PLC	209,662	15,286,456
Pfizer, Inc.	418,865	15,196,422
Phibro Animal Health Corp. Class A	28,983	1,334,667
Prestige Brands Holdings, Inc. (a) (b)	251,629	9,657,521
Reata Pharmaceuticals, Inc. Class A (a) (b)	48,219	1,686,218
Revance Therapeutics, Inc. (a)	94,036	2,581,288
Supernus Pharmaceuticals, Inc. (a)	196,612	11,767,228
TherapeuticsMD, Inc. (a) (b)	535,451	3,341,214
Theravance Biopharma, Inc. (a) (b)	86,502	1,961,865
WaVe Life Sciences, Ltd. (a)	42,463	1,624,210
Zoetis, Inc.	176,997	15,078,374
Zogenix, Inc. (a) (b)	145,252	6,420,138

TOTAL COMMON STOCKS (Cost $372,805,896)		335,185,382

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	73,189	73,189
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,907,907	9,907,907

TOTAL SHORT-TERM INVESTMENTS (Cost $9,981,096)		9,981,096

TOTAL INVESTMENTS — 102.9% (Cost $382,786,992)		345,166,478
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(9,856,514)

NET ASSETS — 100.0%		$335,309,964

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$335,185,382	$—	$—	$335,185,382
Short-Term Investments	9,981,096	—	—	9,981,096

TOTAL INVESTMENTS	$345,166,478	$—	$—	$345,166,478

See accompanying notes to financial statements.

83

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,885	$8,885	$7,570,685	$7,506,381	$—	$—	73,189	$73,189	$5,082	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,391,617	15,391,617	166,177,290	171,661,000	—	—	9,907,907	9,907,907	589,392	—

TOTAL		$15,400,502	$173,747,975	$179,167,381	$—	$—		$9,981,096	$594,474	$—

See accompanying notes to financial statements.

84

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.2%
Abercrombie & Fitch Co. Class A	174,858	$4,280,524
American Eagle Outfitters, Inc.	191,252	4,446,609
Ascena Retail Group, Inc. (a)	225,034	896,760
Boot Barn Holdings, Inc. (a)	129,182	2,680,527
Buckle, Inc. (b)	145,345	3,909,781
Burlington Stores, Inc. (a)	29,327	4,414,593
Caleres, Inc.	123,725	4,254,903
Cato Corp. Class A	77,270	1,902,387
Chico’s FAS, Inc.	506,998	4,126,964
Children’s Place, Inc. (b)	33,869	4,091,375
Citi Trends, Inc.	33,536	920,228
DSW, Inc. Class A	184,938	4,775,099
Express, Inc. (a)	437,471	4,002,860
Foot Locker, Inc.	77,934	4,103,225
Gap, Inc.	144,703	4,686,930
Genesco, Inc. (a)	91,319	3,625,364
Guess?, Inc.	204,632	4,379,125
L Brands, Inc.	124,158	4,578,947
Ross Stores, Inc.	53,454	4,530,226
Tailored Brands, Inc.	138,439	3,532,963
TJX Cos., Inc.	48,383	4,605,094
Urban Outfitters, Inc. (a)	98,938	4,407,688
Zumiez, Inc. (a)	98,610	2,470,181

		85,622,353

AUTOMOTIVE RETAIL — 16.2%
Advance Auto Parts, Inc.	34,854	4,729,688
Asbury Automotive Group, Inc. (a)	57,533	3,943,887
AutoNation, Inc. (a)	93,514	4,542,910
AutoZone, Inc. (a)	6,802	4,563,666
Camping World Holdings, Inc. Class A (b)	186,804	4,666,364
CarMax, Inc. (a) (b)	62,256	4,536,595
Carvana Co. (a) (b)	127,440	5,301,504
Group 1 Automotive, Inc.	62,502	3,937,626
Lithia Motors, Inc. Class A	45,386	4,292,154
Monro, Inc. (b)	78,683	4,571,482
Murphy USA, Inc. (a)	63,854	4,743,714
O’Reilly Automotive, Inc. (a)	16,208	4,434,022
Penske Automotive Group, Inc.	90,461	4,238,098
Sonic Automotive, Inc. Class A	56,795	1,169,977

		59,671,687

COMPUTER & ELECTRONICS RETAIL — 5.1%
Best Buy Co., Inc.	63,424	4,730,162
Conn’s, Inc. (a) (b)	123,625	4,079,625
GameStop Corp. Class A (b)	316,049	4,604,834
Rent-A-Center, Inc.	373,828	5,502,748

		18,917,369

DEPARTMENT STORES — 5.8%
Dillard’s, Inc. Class A (b)	48,869	4,618,120
JC Penney Co., Inc. (a) (b)	1,628,799	3,811,390
Kohl’s Corp. (b)	59,095	4,308,025
Macy’s, Inc.	115,148	4,309,990
Nordstrom, Inc.	87,497	4,530,595

		21,578,120

DRUG RETAIL — 2.4%
Rite Aid Corp. (a) (b)	2,701,805	4,674,122
Walgreens Boots Alliance, Inc.	72,451	4,348,147

		9,022,269

FOOD RETAIL — 6.0%
Casey’s General Stores, Inc.	47,565	4,998,130
Ingles Markets, Inc. Class A	41,745	1,327,491
Kroger Co.	181,168	5,154,230
Sprouts Farmers Market, Inc. (a)	215,092	4,747,080
SUPERVALU, Inc. (a) (b)	224,603	4,608,854
Weis Markets, Inc.	26,158	1,395,268

		22,231,053

GENERAL MERCHANDISE STORES — 6.3%
Big Lots, Inc.	107,396	4,487,005
Dollar General Corp.	48,405	4,772,733
Dollar Tree, Inc. (a)	55,594	4,725,490
Ollie’s Bargain Outlet Holdings, Inc. (a)	63,390	4,595,775
Target Corp.	58,885	4,482,326

		23,063,329

HYPERMARKETS & SUPER CENTERS — 3.6%
Costco Wholesale Corp.	22,487	4,699,333
PriceSmart, Inc.	42,774	3,871,047
Walmart, Inc.	54,422	4,661,245

		13,231,625

INTERNET RETAIL — 16.9%
Amazon.com, Inc. (a)	2,725	4,631,955
Booking Holdings, Inc. (a)	2,152	4,362,298
Expedia Group, Inc.	37,980	4,564,816
Groupon, Inc. (a) (b)	979,438	4,211,583
Liberty Expedia Holdings, Inc. Class A (a)	92,417	4,060,803
Liberty TripAdvisor Holdings, Inc. Class A (a)	144,514	2,326,675
Netflix, Inc. (a)	12,732	4,983,687
Nutrisystem, Inc.	130,287	5,016,050
Overstock.com, Inc. (a) (b)	129,962	4,373,221
PetMed Express, Inc. (b)	115,380	5,082,489
Qurate Retail, Inc. (a)	214,047	4,542,077
Shutterfly, Inc. (a)	47,632	4,288,309
TripAdvisor, Inc. (a)	82,267	4,583,095
Wayfair, Inc. Class A (a) (b)	43,574	5,174,848

		62,201,906

SPECIALTY STORES — 14.3%
Dick’s Sporting Goods, Inc.	122,755	4,327,114
Five Below, Inc. (a)	45,383	4,434,373
Hibbett Sports, Inc. (a)	179,418	4,108,672
MarineMax, Inc. (a)	76,952	1,458,240
Michaels Cos., Inc. (a)	224,878	4,310,911
National Vision Holdings, Inc. (a)	97,577	3,568,391
Office Depot, Inc.	1,430,959	3,648,946
Party City Holdco, Inc. (a)	292,243	4,456,706
Sally Beauty Holdings, Inc. (a) (b)	286,182	4,587,498
Signet Jewelers, Ltd.	82,892	4,621,229
Tiffany & Co.	34,737	4,571,389
Tractor Supply Co.	59,984	4,588,176

See accompanying notes to financial statements.

85

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	18,131	$4,232,863

		52,914,508

TOTAL COMMON STOCKS (Cost $426,021,328)		368,454,219

SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	433,753	433,753
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	26,695,941	26,695,941

TOTAL SHORT-TERM INVESTMENTS (Cost $27,129,694)		27,129,694

TOTAL INVESTMENTS — 107.2% (Cost $453,151,022)		395,583,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(26,456,013)

NET ASSETS — 100.0%		$369,127,900

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$85,622,353	$—	$—	$85,622,353
Automotive Retail	59,671,687	—	—	59,671,687
Computer & Electronics Retail	18,917,369	—	—	18,917,369
Department Stores	21,578,120	—	—	21,578,120
Drug Retail	9,022,269	—	—	9,022,269
Food Retail	22,231,053	—	—	22,231,053
General Merchandise Stores	23,063,329	—	—	23,063,329
Hypermarkets & Super Centers	13,231,625	—	—	13,231,625
Internet Retail	62,201,906	—	—	62,201,906
Specialty Stores	52,914,508	—	—	52,914,508
Short-Term Investments	27,129,694	—	—	27,129,694

TOTAL INVESTMENTS	$395,583,913	$—	$—	$395,583,913

See accompanying notes to financial statements.

86

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,644,349	$3,644,349	$34,787,889	$37,998,485	$—	$—	433,753	$433,753	$9,821	$—
State Street Navigator Securities Lending Government Money Market Portfolio	9,902,611	9,902,611	280,828,210	264,034,880	—	—	26,695,941	26,695,941	973,812	—

TOTAL		$13,546,960	$315,616,099	$302,033,365	$—	$—		$27,129,694	$983,633	$—

See accompanying notes to financial statements.

87

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a) (b)	686,596	$10,292,074
Analog Devices, Inc.	103,350	9,913,332
Broadcom, Inc.	40,514	9,830,317
Cavium, Inc. (a)	123,063	10,644,950
CEVA, Inc. (a)	104,700	3,161,940
Cirrus Logic, Inc. (a)	278,219	10,664,134
Cree, Inc. (a)	213,236	8,864,221
Cypress Semiconductor Corp.	611,636	9,529,289
Diodes, Inc. (a)	153,823	5,302,279
First Solar, Inc. (a)	198,837	10,470,756
Inphi Corp. (a) (b)	302,833	9,875,384
Integrated Device Technology, Inc. (a)	306,622	9,775,109
Intel Corp. (a)	190,247	9,457,178
Lattice Semiconductor Corp. (a)	395,784	2,596,343
MACOM Technology Solutions Holdings, Inc. (a) (b)	426,053	9,816,261
Marvell Technology Group, Ltd.	481,492	10,323,189
Maxim Integrated Products, Inc.	171,874	10,082,129
MaxLinear, Inc. (a)	391,836	6,108,723
Microchip Technology, Inc. (b)	102,235	9,298,273
Micron Technology, Inc. (a)	170,043	8,917,055
Monolithic Power Systems, Inc.	77,995	10,425,592
NVIDIA Corp.	39,927	9,458,706
ON Semiconductor Corp. (a)	414,304	9,212,050
Power Integrations, Inc.	90,856	6,637,031
Qorvo, Inc. (a)	130,631	10,472,687
QUALCOMM, Inc.	173,245	9,722,509
Rambus, Inc. (a)	445,887	5,591,423
Semtech Corp. (a)	209,674	9,865,162
Silicon Laboratories, Inc. (a)	96,922	9,653,431
Skyworks Solutions, Inc.	104,922	10,140,711
SunPower Corp. (a) (b)	1,463,910	11,228,190
Synaptics, Inc. (a) (b)	222,001	11,182,190
Texas Instruments, Inc.	90,484	9,975,861
Universal Display Corp. (b)	108,012	9,289,032
Xilinx, Inc.	150,158	9,799,311

TOTAL COMMON STOCKS (Cost $324,383,080)		317,576,822

SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	353,135	353,135
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	21,352,130	21,352,130

TOTAL SHORT-TERM INVESTMENTS (Cost $21,705,265)		21,705,265

TOTAL INVESTMENTS — 106.6% (Cost $346,088,345)		339,282,087
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(21,115,639)

NET ASSETS — 100.0%		$318,166,448

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$317,576,822	$—	$—	$317,576,822
Short-Term Investments	21,705,265	—	—	21,705,265

TOTAL INVESTMENTS	$339,282,087	$—	$—	$339,282,087

See accompanying notes to financial statements.

88

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	381,605	$381,605	$14,454,764	$14,483,234	$—	$—	353,135	$353,135	$6,660	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,441,660	5,441,660	126,950,359	111,039,889	—	—	21,352,130	21,352,130	997,896	—

TOTAL		$5,823,265	$141,405,123	$125,523,123	$—	$—		$21,705,265	$1,004,556	$—

See accompanying notes to financial statements.

89

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 36.0%
8x8, Inc. (a)	39,613	$794,241
ACI Worldwide, Inc. (a)	28,811	710,767
Adobe Systems, Inc. (a)	2,894	705,586
Altair Engineering, Inc. Class A (a)	20,242	691,872
ANSYS, Inc. (a)	4,221	735,214
Aspen Technology, Inc. (a)	7,568	701,856
Autodesk, Inc. (a)	5,379	705,133
Avaya Holdings Corp. (a)	34,239	687,519
Blackbaud, Inc.	7,083	725,653
Blackline, Inc. (a)	16,664	723,717
Bottomline Technologies de, Inc. (a) (b)	14,555	725,276
Cadence Design Systems, Inc. (a)	16,494	714,355
CDK Global, Inc.	11,185	727,584
Citrix Systems, Inc. (a)	6,734	705,992
Ebix, Inc. (b)	9,711	740,464
Ellie Mae, Inc. (a) (b)	6,759	701,854
Everbridge, Inc. (a)	15,323	726,617
Fair Isaac Corp. (a)	3,654	706,391
Glu Mobile, Inc. (a)	129,342	829,082
Guidewire Software, Inc. (a)	8,204	728,351
HubSpot, Inc. (a)	5,679	712,147
Intuit, Inc.	3,524	719,971
Manhattan Associates, Inc. (a)	15,871	746,096
MicroStrategy, Inc. Class A (a)	5,593	714,506
Model N, Inc. (a)	28,888	537,317
Monotype Imaging Holdings, Inc.	33,116	672,255
Nuance Communications, Inc. (a)	52,560	729,796
Paycom Software, Inc. (a) (b)	6,892	681,136
Paylocity Holding Corp. (a)	12,302	724,096
Pegasystems, Inc.	11,640	637,872
PROS Holdings, Inc. (a) (b)	20,662	755,609
PTC, Inc. (a)	8,356	783,876
RealPage, Inc. (a)	12,923	712,057
RingCentral, Inc. Class A (a)	9,705	682,747
salesforce.com, Inc. (a)	5,444	742,562
Snap, Inc. Class A (a) (b)	55,573	727,451
Splunk, Inc. (a)	6,226	617,059
SS&C Technologies Holdings, Inc.	14,065	729,973
Synopsys, Inc. (a)	8,031	687,213
Tyler Technologies, Inc. (a)	3,137	696,728
Ultimate Software Group, Inc. (a)	2,747	706,831
Verint Systems, Inc. (a)	16,353	725,256
Workday, Inc. Class A (a) (b)	5,867	710,611
Workiva, Inc. (a)	27,744	676,954
Zendesk, Inc. (a)	12,811	698,071

		32,015,714

DATA PROCESSING & OUTSOURCED SERVICES — 27.7%
Alliance Data Systems Corp.	3,269	762,331
Automatic Data Processing, Inc.	5,371	720,466
Black Knight, Inc. (a)	13,992	749,272
Broadridge Financial Solutions, Inc.	6,088	700,729
Cardtronics PLC Class A (a)	28,372	686,035
Conduent, Inc. (a)	36,164	657,100
Convergys Corp.	30,491	745,200
CoreLogic, Inc. (a)	13,274	688,921
CSG Systems International, Inc.	17,344	708,849
Euronet Worldwide, Inc. (a)	8,454	708,192
Everi Holdings, Inc. (a)	87,365	629,028
EVERTEC, Inc.	32,524	710,649
ExlService Holdings, Inc. (a)	12,341	698,624
Fidelity National Information Services, Inc.	6,849	726,199
First Data Corp. Class A (a)	36,254	758,796
Fiserv, Inc. (a)	9,632	713,635
FleetCor Technologies, Inc. (a)	3,590	756,233
Genpact, Ltd.	23,708	685,872
Global Payments, Inc.	6,209	692,241
Jack Henry & Associates, Inc.	5,607	730,929
Mastercard, Inc. Class A	3,634	714,154
MAXIMUS, Inc.	11,590	719,855
Paychex, Inc.	10,663	728,816
PayPal Holdings, Inc. (a)	8,619	717,704
Sabre Corp.	28,472	701,550
Square, Inc. Class A (a)	11,766	725,256
Sykes Enterprises, Inc. (a)	25,144	723,644
Syntel, Inc. (a)	21,954	704,504
Total System Services, Inc.	8,342	705,066
Travelport Worldwide, Ltd.	39,700	736,038
TTEC Holdings, Inc.	10,638	367,543
Visa, Inc. Class A	5,395	714,568
Western Union Co.	34,930	710,127
WEX, Inc. (a)	3,866	736,396
Worldpay, Inc. Class A (a)	8,857	724,325

		24,658,847

HOME ENTERTAINMENT SOFTWARE — 3.3%
Activision Blizzard, Inc.	9,785	746,791
Electronic Arts, Inc. (a)	5,272	743,458
Take-Two Interactive Software, Inc. (a)	6,409	758,569
Zynga, Inc. Class A (a)	165,959	675,453

		2,924,271

IT CONSULTING & OTHER SERVICES — 14.7%
Accenture PLC Class A	4,482	733,210
Acxiom Corp. (a)	23,943	717,093
Booz Allen Hamilton Holding Corp.	16,273	711,618
CACI International, Inc. Class A (a)	4,301	724,934
Cognizant Technology Solutions Corp. Class A	9,427	744,639
DXC Technology Co.	8,498	685,024
EPAM Systems, Inc. (a)	5,822	723,849
Gartner, Inc. (a) (b)	5,278	701,446
International Business Machines Corp.	4,974	694,868
Leidos Holdings, Inc.	11,860	699,740
ManTech International Corp. Class A	13,142	704,937
Perficient, Inc. (a)	27,012	712,306
Perspecta, Inc.	29,926	614,979
Presidio, Inc. (a) (b)	31,356	410,764
Science Applications International Corp.	8,242	667,025
Switch, Inc. Class A (b)	55,531	675,812
Teradata Corp. (a)	17,851	716,718
Unisys Corp. (a) (b)	55,068	710,377
Virtusa Corp. (a)	14,079	685,366

		13,034,705

SYSTEMS SOFTWARE — 18.2%
A10 Networks, Inc. (a)	51,457	320,577

See accompanying notes to financial statements.

90

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Appian Corp. (a) (b)	21,679	$783,913
CA, Inc.	20,036	714,283
CommVault Systems, Inc. (a)	10,347	681,350
Dell Technologies, Inc. Class V (a)	8,229	696,009
FireEye, Inc. (a) (b)	42,809	658,830
ForeScout Technologies, Inc. (a)	23,135	792,605
Fortinet, Inc. (a)	11,625	725,749
Imperva, Inc. (a)	14,715	709,999
Microsoft Corp.	7,152	705,259
OneSpan, Inc. (a)	25,445	499,994
Oracle Corp.	15,087	664,733
Progress Software Corp.	18,749	727,836
Proofpoint, Inc. (a)	6,017	693,820
Qualys, Inc. (a)	8,892	749,596
Rapid7, Inc. (a)	22,723	641,243
Red Hat, Inc. (a)	4,249	570,938
SailPoint Technologies Holding, Inc. (a)	26,491	650,089
ServiceNow, Inc. (a)	4,079	703,505
Symantec Corp.	34,095	704,062
Tableau Software, Inc. Class A (a)	7,361	719,538
TiVo Corp.	52,108	700,853
Varonis Systems, Inc. (a)	9,284	691,658
VMware, Inc. Class A (a) (b)	4,858	713,980

		16,220,419

TOTAL COMMON STOCKS (Cost $72,683,695)		88,853,956

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	131,474	131,474
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,945,755	1,945,755

TOTAL SHORT-TERM INVESTMENTS (Cost $2,077,229)		2,077,229

TOTAL INVESTMENTS — 102.2% (Cost $74,760,924)		90,931,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(1,951,828)

NET ASSETS — 100.0%		$88,979,357

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$32,015,714	$—	$—	$32,015,714
Data Processing & Outsourced Services	24,658,847	—	—	24,658,847
Home Entertainment Software	2,924,271	—	—	2,924,271
IT Consulting & Other Services	13,034,705	—	—	13,034,705
Systems Software	16,220,419	—	—	16,220,419
Short-Term Investments	2,077,229	—	—	2,077,229

TOTAL INVESTMENTS	$90,931,185	$—	$—	$90,931,185

See accompanying notes to financial statements.

91

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,587	$108,587	$3,888,012	$3,865,125	$—	$—	131,474	$131,474	$1,123	$—
State Street Navigator Securities Lending Government Money Market Portfolio	93,815	93,815	16,040,046	14,188,106	—	—	1,945,755	1,945,755	5,380	—

TOTAL		$202,402	$19,928,058	$18,053,231	$—	$—		$2,077,229	$6,503	$—

See accompanying notes to financial statements.

92

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 2.4%
Xerox Corp.	3,740	$89,760

ELECTRONIC COMPONENTS — 25.0%
Amphenol Corp. Class A	1,155	100,658
AVX Corp.	1,286	20,152
Belden, Inc. (a)	1,793	109,588
Corning, Inc.	3,631	99,889
Dolby Laboratories, Inc. Class A	1,632	100,678
II-VI, Inc. (b)	2,184	94,895
Knowles Corp. (b)	6,574	100,582
Littelfuse, Inc.	464	105,876
Rogers Corp. (b)	875	97,527
Vishay Intertechnology, Inc. (a)	4,347	100,850

		930,695

ELECTRONIC EQUIPMENT & INSTRUMENTS — 37.8%
Badger Meter, Inc.	874	39,068
Cognex Corp.	2,197	98,008
Coherent, Inc. (b)	612	95,729
Control4 Corp. (b)	2,114	51,391
Electro Scientific Industries, Inc. (b)	4,849	76,469
FARO Technologies, Inc. (b)	667	36,251
Fitbit, Inc. Class A (b)	16,526	107,915
FLIR Systems, Inc.	1,896	98,535
Itron, Inc. (b)	1,791	107,550
Keysight Technologies, Inc. (b)	1,721	101,591
Mesa Laboratories, Inc.	80	16,886
MTS Systems Corp.	489	25,746
National Instruments Corp.	2,430	102,011
Novanta, Inc. (b)	1,226	76,380
OSI Systems, Inc. (b)	948	73,309
Trimble, Inc. (b)	3,024	99,308
VeriFone Systems, Inc. (b)	4,605	105,086
Zebra Technologies Corp. Class A (b)	650	93,113

		1,404,346

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 34.6%
3D Systems Corp. (a) (b)	7,568	104,514
Apple, Inc.	545	100,885
Cray, Inc. (b)	1,853	45,584
Diebold Nixdorf, Inc. (a)	8,569	102,400
Electronics For Imaging, Inc. (b)	3,033	98,755
Hewlett Packard Enterprise Co.	6,520	95,257
HP, Inc.	4,428	100,471
Immersion Corp. (b)	2,203	34,014
NCR Corp. (b)	3,351	100,463
NetApp, Inc.	1,412	110,884
Pure Storage, Inc. Class A (b)	4,264	101,824
Seagate Technology PLC	1,865	105,317
Super Micro Computer, Inc. (b)	2,220	52,503
USA Technologies, Inc. (b)	2,618	36,652
Western Digital Corp.	1,271	98,388

		1,287,911

TOTAL COMMON STOCKS (Cost $3,997,395)		3,712,712

SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	4,880	4,880
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	189,287	189,287

TOTAL SHORT-TERM INVESTMENTS (Cost $194,167)		194,167

TOTAL INVESTMENTS — 105.0% (Cost $4,191,562)		3,906,879
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(185,381)

NET ASSETS — 100.0%		$3,721,498

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Data Processing & Outsourced Services	$89,760	$—	$—	$89,760
Electronic Components	930,695	—	—	930,695
Electronic Equipment & Instruments	1,404,346	—	—	1,404,346
Technology Hardware, Storage & Peripherals	1,287,911	—	—	1,287,911
Short-Term Investments	194,167	—	—	194,167

TOTAL INVESTMENTS	$3,906,879	$—	$—	$3,906,879

See accompanying notes to financial statements.

93

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,309	$8,309	$342,386	$345,815	$—	$—	4,880	$4,880	$167	$—
State Street Navigator Securities Lending Government Money Market Portfolio	17,969	17,969	2,038,117	1,866,799	—	—	189,287	189,287	3,054	—

TOTAL		$26,278	$2,380,503	$2,212,614	$—	$—		$194,167	$3,221	$—

See accompanying notes to financial statements.

94

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 13.0%
CenturyLink, Inc.	228,997	$4,268,504
Cogent Communications Holdings, Inc.	72,459	3,869,311
Iridium Communications, Inc. (a) (b)	182,965	2,945,736
ORBCOMM, Inc. (a)	150,637	1,521,434
Vonage Holdings Corp. (a)	346,003	4,459,979
Zayo Group Holdings, Inc. (a)	111,334	4,061,464

		21,126,428

COMMUNICATIONS EQUIPMENT — 64.9%
Acacia Communications, Inc. (a) (b)	119,091	4,145,558
ADTRAN, Inc.	138,588	2,058,032
Applied Optoelectronics, Inc. (a) (b)	89,074	3,999,422
Arista Networks, Inc. (a)	14,771	3,803,385
ARRIS International PLC (a)	153,174	3,744,338
CalAmp Corp. (a)	79,276	1,857,437
Casa Systems, Inc. (a)	198,400	3,239,872
Ciena Corp. (a)	166,192	4,405,750
Cisco Systems, Inc.	92,942	3,999,294
CommScope Holding Co., Inc. (a)	135,663	3,962,038
Comtech Telecommunications Corp.	46,236	1,474,004
EchoStar Corp. Class A (a)	80,589	3,578,152
Extreme Networks, Inc. (a)	461,380	3,672,585
F5 Networks, Inc. (a)	22,827	3,936,516
Finisar Corp. (a) (b)	235,619	4,241,142
Infinera Corp. (a) (b)	438,148	4,350,810
InterDigital, Inc. (a)	49,087	3,971,138
Juniper Networks, Inc.	144,747	3,968,963
Lumentum Holdings, Inc. (a) (b)	68,534	3,968,119
Motorola Solutions, Inc.	35,979	4,186,876
NETGEAR, Inc. (a)	64,688	4,043,000
NetScout Systems, Inc. (a)	146,976	4,365,187
Oclaro, Inc. (a)	446,536	3,987,566
Palo Alto Networks, Inc. (a)	20,237	4,158,096
Plantronics, Inc.	49,822	3,798,927
Ubiquiti Networks, Inc. (a) (b)	47,503	4,024,454
ViaSat, Inc. (a) (b)	63,725	4,188,007
Viavi Solutions, Inc. (a)	417,499	4,275,190

		105,403,858

INTEGRATED TELECOMMUNICATION SERVICES — 10.6%
AT&T, Inc.	119,486	3,836,695
ATN International, Inc.	23,747	1,253,129

Cincinnati Bell, Inc. (a)	139,421	2,188,910
Consolidated Communications Holdings, Inc. (b)	234,218	2,894,935
Frontier Communications Corp. (b)	551,405	2,955,531
Verizon Communications, Inc.	82,133	4,132,111

		17,261,311

WIRELESS TELECOMMUNICATION SERVICES — 11.3%
Boingo Wireless, Inc. (a)	116,287	2,626,923
Shenandoah Telecommunications Co.	51,155	1,672,769
Sprint Corp. (a) (b)	781,652	4,252,187
Telephone & Data Systems, Inc.	151,689	4,159,312
T-Mobile US, Inc. (a)	69,911	4,177,182
United States Cellular Corp. (a)	38,596	1,429,596

		18,317,969

TOTAL COMMON STOCKS (Cost $164,887,224)		162,109,566

SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	563,875	563,875
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	12,522,432	12,522,432

TOTAL SHORT-TERM INVESTMENTS (Cost $13,086,307)		13,086,307

TOTAL INVESTMENTS — 107.8% (Cost $177,973,531)		175,195,873
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(12,735,468)

NET ASSETS — 100.0%		$162,460,405

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$21,126,428	$—	$—	$21,126,428
Communications Equipment	105,403,858	—	—	105,403,858

See accompanying notes to financial statements.

95

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Integrated Telecommunication Services	$17,261,311	$—	$—	$17,261,311
Wireless Telecommunication Services	18,317,969	—	—	18,317,969
Short-Term Investments	13,086,307	—	—	13,086,307

TOTAL INVESTMENTS	$175,195,873	$—	$—	$175,195,873

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	38,624	$38,624	$41,115,362	$40,590,111	$—	$—	563,875	$563,875	$3,536	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,302,367	7,302,367	110,420,334	105,200,269	—	—	12,522,432	12,522,432	921,699	—

TOTAL		$7,340,991	$151,535,696	$145,790,380	$—	$—		$13,086,307	$925,235	$—

See accompanying notes to financial statements.

96

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 22.7%
Air Transport Services Group, Inc. (a)	197,905	$4,470,674
Atlas Air Worldwide Holdings, Inc. (a)	79,822	5,723,237
C.H. Robinson Worldwide, Inc.	69,032	5,775,217
Echo Global Logistics, Inc. (a)	149,771	4,380,802
Expeditors International of Washington, Inc.	79,700	5,826,070
FedEx Corp.	23,469	5,328,871
Forward Air Corp.	75,741	4,474,778
Hub Group, Inc. Class A (a)	121,880	6,069,624
United Parcel Service, Inc. Class B	52,307	5,556,573
XPO Logistics, Inc. (a)	54,765	5,486,358

		53,092,204

AIRLINES — 24.8%
Alaska Air Group, Inc.	97,778	5,904,813
Allegiant Travel Co. (b)	40,848	5,675,830
American Airlines Group, Inc.	141,469	5,370,163
Delta Air Lines, Inc.	112,669	5,581,622
Hawaiian Holdings, Inc.	157,227	5,652,311
JetBlue Airways Corp. (a)	323,388	6,137,904
SkyWest, Inc.	101,027	5,243,301
Southwest Airlines Co.	120,836	6,148,136
Spirit Airlines, Inc. (a) (b)	164,602	5,983,283
United Continental Holdings, Inc. (a)	87,139	6,076,202

		57,773,565

AIRPORT SERVICES — 2.7%
Macquarie Infrastructure Corp.	149,520	6,309,744

MARINE — 3.5%
Kirby Corp. (a)	66,285	5,541,426
Matson, Inc.	69,007	2,648,489

		8,189,915

RAILROADS — 12.8%
CSX Corp.	90,861	5,795,115
Genesee & Wyoming, Inc. Class A (a)	76,127	6,190,648
Kansas City Southern	55,843	5,917,124
Norfolk Southern Corp.	39,558	5,968,115
Union Pacific Corp.	42,170	5,974,646

		29,845,648

TRUCKING — 33.4%
AMERCO	17,644	6,283,911
ArcBest Corp.	89,285	4,080,325
Avis Budget Group, Inc. (a)	154,973	5,036,622
Daseke, Inc. (a)	205,441	2,040,029
Heartland Express, Inc.	225,047	4,174,622
Hertz Global Holdings, Inc. (a)	383,585	5,884,194
JB Hunt Transport Services, Inc.	47,353	5,755,757
Knight-Swift Transportation Holdings, Inc.	150,375	5,745,829
Landstar System, Inc.	53,397	5,830,952
Marten Transport, Ltd.	144,187	3,381,185
Old Dominion Freight Line, Inc.	38,012	5,662,268
Ryder System, Inc.	88,890	6,387,635
Saia, Inc. (a)	72,879	5,892,267
Schneider National, Inc. Class B (b)	208,801	5,744,116
Werner Enterprises, Inc.	159,657	5,995,120

		77,894,832

TOTAL COMMON STOCKS (Cost $226,122,020)		233,105,908

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares1.86% (c) (d) (Cost $563,163),	563,163	563,163

TOTAL INVESTMENTS — 100.1% (Cost $226,685,183)		233,669,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(239,941)

NET ASSETS — 100.0%		$233,429,130

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

See accompanying notes to financial statements.

97

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$53,092,204	$—	$—	$53,092,204
Airlines	57,773,565	—	—	57,773,565
Airport Services	6,309,744	—	—	6,309,744
Marine	8,189,915	—	—	8,189,915
Railroads	29,845,648	—	—	29,845,648
Trucking	77,894,832	—	—	77,894,832
Short-Term Investment	563,163	—	—	563,163

TOTAL INVESTMENTS	$233,669,071	$—	$—	$233,669,071

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	282,679	$282,679	$3,156,303	$2,875,819	$—	$—	563,163	$563,163	$3,930	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,012,644	5,012,644	36,909,545	41,922,189	—	—	—	—	15,342	—

TOTAL		$5,295,323	$40,065,848	$44,798,008	$—	$—		$563,163	$19,272	$—

See accompanying notes to financial statements.

98

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.8%
Arconic, Inc.	37,109	$631,224
Lockheed Martin Corp.	24,915	7,360,638
Northrop Grumman Corp.	15,723	4,837,967
Spirit AeroSystems Holdings, Inc. Class A	10,727	921,557
Teledyne Technologies, Inc. (a)	2,910	579,265
Textron, Inc.	24,077	1,586,915

		15,917,566

AIRLINES — 1.0%
Alaska Air Group, Inc.	11,233	678,361
Southwest Airlines Co.	53,703	2,732,408

		3,410,769

BANKS — 3.4%
Bank of Hawaii Corp.	3,556	296,641
BankUnited, Inc.	9,239	377,413
Comerica, Inc.	14,943	1,358,618
East West Bancorp, Inc.	12,906	841,471
Signature Bank (a)	4,944	632,239
Umpqua Holdings Corp.	18,799	424,669
US Bancorp	150,440	7,525,009

		11,456,060

BEVERAGES — 8.9%
Coca-Cola Co.	369,494	16,206,007
PepsiCo, Inc.	123,103	13,402,223

		29,608,230

BIOTECHNOLOGY — 5.1%
Alexion Pharmaceuticals, Inc. (a)	19,729	2,449,355
Amgen, Inc.	65,201	12,035,453
Clovis Oncology, Inc. (a) (b)	3,943	179,288
Exact Sciences Corp. (a)	10,056	601,248
Ionis Pharmaceuticals, Inc. (a) (b)	10,599	441,660
Portola Pharmaceuticals, Inc. (a) (b)	5,614	212,041
Seattle Genetics, Inc. (a) (b)	13,242	879,137
TESARO, Inc. (a) (b)	3,236	143,905

		16,942,087

BUILDING PRODUCTS — 0.1%
USG Corp. (a)	11,257	485,402

CAPITAL MARKETS — 1.2%
Ameriprise Financial, Inc.	13,523	1,891,597
Cboe Global Markets, Inc.	9,303	968,163
Franklin Resources, Inc.	29,004	929,578
Morningstar, Inc.	1,879	240,982

		4,030,320

CHEMICALS — 0.6%
Chemours Co.	16,367	726,040
International Flavors & Fragrances, Inc.	7,140	885,075
Valvoline, Inc.	19,007	409,981

		2,021,096

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,637	307,016
Rollins, Inc.	8,544	449,243

		756,259

COMMUNICATIONS EQUIPMENT — 0.1%
CommScope Holding Co., Inc. (a)	17,231	503,231

CONSUMER FINANCE — 3.2%
American Express Co.	79,407	7,781,886
Discover Financial Services	32,971	2,321,488
Navient Corp.	26,890	350,377
Santander Consumer USA Holdings, Inc.	11,474	219,038

		10,672,789

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	8,434	355,999

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	4,744	486,355

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Voya Financial, Inc.	16,146	758,862

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	47,130	878,503
Zayo Group Holdings, Inc. (a)	15,990	583,315

		1,461,818

ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	19,168	811,190
American Electric Power Co., Inc.	46,100	3,192,425
Evergy, Inc.	11,182	627,869
PG&E Corp.	43,289	1,842,380
Pinnacle West Capital Corp.	9,292	748,563
Portland General Electric Co.	8,418	359,954

		7,582,381

ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC (a)	16,490	413,899

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	11,519	494,050
CDW Corp.	13,877	1,121,123

		1,615,173

ENERGY EQUIPMENT & SERVICES — 0.7%
Helmerich & Payne, Inc.	9,817	625,932
National Oilwell Varco, Inc.	34,880	1,513,792
RPC, Inc.	4,692	68,362

		2,208,086

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
American Campus Communities, Inc. REIT	12,320	528,282
American Homes 4 Rent Class A REIT	19,558	433,797
Apartment Investment & Management Co. Class A REIT	14,293	604,594
Camden Property Trust REIT	7,640	696,233
GGP, Inc. REIT	53,639	1,095,845
Healthcare Realty Trust, Inc. REIT	8,659	251,804
Iron Mountain, Inc. REIT	22,409	784,539
Rayonier, Inc. REIT	11,189	432,902
Realty Income Corp. REIT	25,599	1,376,970
Ryman Hospitality Properties, Inc. REIT	4,329	359,956
STORE Capital Corp. REIT	16,030	439,222
Sun Communities, Inc. REIT	6,499	636,122
VEREIT, Inc. REIT	89,225	663,834

		8,304,100

See accompanying notes to financial statements.

99

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.7%
Kroger Co.	77,440	$2,203,168

FOOD PRODUCTS — 0.7%
Lamb Weston Holdings, Inc.	13,694	938,176
McCormick & Co., Inc.	10,712	1,243,556

		2,181,732

GAS UTILITIES — 0.2%
National Fuel Gas Co. (b)	7,573	401,066
New Jersey Resources Corp.	7,206	322,469

		723,535

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Align Technology, Inc. (a)	6,464	2,211,593
IDEXX Laboratories, Inc. (a)	7,685	1,674,869

		3,886,462

HEALTH CARE PROVIDERS & SERVICES — 5.4%
Aetna, Inc.	29,592	5,430,132
AmerisourceBergen Corp.	14,393	1,227,291
Cardinal Health, Inc.	27,495	1,342,581
Centene Corp. (a)	14,719	1,813,528
Chemed Corp.	1,419	456,648
CVS Health Corp.	88,224	5,677,215
Encompass Health Corp.	7,531	509,999
Molina Healthcare, Inc. (a)	3,855	377,559
WellCare Health Plans, Inc. (a)	3,858	949,994

		17,784,947

HOTELS, RESTAURANTS & LEISURE — 4.3%
Dunkin’ Brands Group, Inc.	8,279	571,831
ILG, Inc.	9,090	300,243
McDonald’s Corp.	70,913	11,111,358
Vail Resorts, Inc.	3,555	974,745
Yum China Holdings, Inc.	32,590	1,253,411

		14,211,588

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	5,038	207,767

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.	11,312	1,529,948

INSURANCE — 2.1%
Assurant, Inc.	4,628	478,952
Hartford Financial Services Group, Inc.	33,387	1,707,077
Principal Financial Group, Inc.	25,755	1,363,727
Prudential Financial, Inc.	37,503	3,506,906

		7,056,662

INTERNET SOFTWARE & SERVICES — 2.1%
eBay, Inc. (a)	89,955	3,261,768
GoDaddy, Inc. Class A (a)	5,985	422,541
GrubHub, Inc. (a)	7,472	783,888
Twitter, Inc. (a)	55,776	2,435,738

		6,903,935

IT SERVICES — 13.8%
Alliance Data Systems Corp.	4,787	1,116,328
Booz Allen Hamilton Holding Corp.	13,328	582,834
Fidelity National Information Services, Inc.	30,371	3,220,237
International Business Machines Corp.	81,590	11,398,123
Jack Henry & Associates, Inc.	7,266	947,196
Leidos Holdings, Inc.	13,037	769,183
Mastercard, Inc. Class A	81,770	16,069,441
MAXIMUS, Inc.	5,782	359,120
PayPal Holdings, Inc. (a)	100,870	8,399,445
Square, Inc. Class A (a) (b)	18,660	1,150,202
WEX, Inc. (a)	3,671	699,252
Worldpay, Inc. Class A (a)	14,836	1,213,288

		45,924,649

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (b)	31,293	513,831

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	4,030	452,408

MACHINERY — 1.6%
Illinois Tool Works, Inc.	30,090	4,168,669
ITT, Inc.	8,248	431,123
Pentair PLC	16,587	697,981

		5,297,773

MEDIA — 0.5%
Discovery, Inc. Class A (a) (b)	13,218	363,495
Discovery, Inc. Class C (a)	10,236	261,018
Viacom, Inc. Class B	30,544	921,207

		1,545,720

METALS & MINING — 0.2%
Alcoa Corp. (a)	15,293	716,936

MULTI-UTILITIES — 0.8%
Sempra Energy	22,822	2,649,862

MULTILINE RETAIL — 1.6%
Macy’s, Inc.	27,080	1,013,604
Nordstrom, Inc. (b)	10,129	524,480
Target Corp.	49,165	3,742,440

		5,280,524

OIL, GAS & CONSUMABLE FUELS — 6.1%
Concho Resources, Inc. (a) (b)	13,224	1,829,540
EQT Corp.	15,642	863,126
Occidental Petroleum Corp.	66,264	5,544,972
Phillips 66	42,725	4,798,445
Pioneer Natural Resources Co.	15,452	2,924,136
Valero Energy Corp.	38,659	4,284,577

		20,244,796

PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. Class A	20,219	2,885,049

PHARMACEUTICALS — 7.2%
Jazz Pharmaceuticals PLC (a)	5,324	917,325
Pfizer, Inc.	531,424	19,280,063
Zoetis, Inc.	43,660	3,719,395

		23,916,783

PROFESSIONAL SERVICES — 1.7%
Dun & Bradstreet Corp.	3,247	398,244
Equifax, Inc.	10,571	1,322,538
IHS Markit, Ltd. (a)	35,197	1,815,813
ManpowerGroup, Inc.	5,843	502,849
Nielsen Holdings PLC	30,558	945,159

See accompanying notes to financial statements.

100

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
Robert Half International, Inc.	10,902	$709,720

		5,694,323

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp. (b)	12,802	291,886

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Lam Research Corp.	14,464	2,500,102
Texas Instruments, Inc.	86,603	9,547,981
Universal Display Corp. (b)	3,688	317,168

		12,365,251

SOFTWARE — 2.8%
ANSYS, Inc. (a)	7,555	1,315,930
Ellie Mae, Inc. (a) (b)	2,931	304,355
Fortinet, Inc. (a)	13,235	826,261
Intuit, Inc.	21,988	4,492,258
Take-Two Interactive Software, Inc. (a)	8,998	1,065,003
Workday, Inc. Class A (a)	11,537	1,397,362

		9,401,169

SPECIALTY RETAIL — 3.1%
Best Buy Co., Inc.	23,152	1,726,676
Gap, Inc.	20,869	675,947
L Brands, Inc.	20,000	737,600
TJX Cos., Inc.	57,219	5,446,105
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,216	1,217,727
Williams-Sonoma, Inc. (b)	7,524	461,823

		10,265,878

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Xerox Corp.	21,409	513,816

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Lululemon Athletica, Inc. (a)	8,539	1,066,094
Ralph Lauren Corp.	4,794	602,702
Tapestry, Inc.	24,918	1,163,920

		2,832,716

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	4,854	76,548

TRADING COMPANIES & DISTRIBUTORS — 0.4%
HD Supply Holdings, Inc. (a)	18,220	781,456

Watsco, Inc. (b)	2,775	494,727

		1,276,183

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	16,764	1,431,311
Aqua America, Inc.	14,924	525,026

		1,956,337

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	26,538	1,585,645

TOTAL COMMON STOCKS (Cost $282,705,022)		331,368,309

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	383,697	383,697
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	184,082	184,082

TOTAL SHORT-TERM INVESTMENTS (Cost $567,779)		567,779

TOTAL INVESTMENTS — 99.9% (Cost $283,272,801)		331,936,088
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		201,924

NET ASSETS — 100.0%		$332,138,012

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$15,917,566	$—	$—	$15,917,566
Airlines	3,410,769	—	—	3,410,769
Banks	11,456,060	—	—	11,456,060
Beverages	29,608,230	—	—	29,608,230
Biotechnology	16,942,087	—	—	16,942,087

See accompanying notes to financial statements.

101

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Building Products	$485,402	$—	$—	$485,402
Capital Markets	4,030,320	—	—	4,030,320
Chemicals	2,021,096	—	—	2,021,096
Commercial Services & Supplies	756,259	—	—	756,259
Communications Equipment	503,231	—	—	503,231
Consumer Finance	10,672,789	—	—	10,672,789
Containers & Packaging	355,999	—	—	355,999
Diversified Consumer Services	486,355	—	—	486,355
Diversified Financial Services	758,862	—	—	758,862
Diversified Telecommunication Services	1,461,818	—	—	1,461,818
Electric Utilities	7,582,381	—	—	7,582,381
Electrical Equipment	413,899	—	—	413,899
Electronic Equipment, Instruments & Components	1,615,173	—	—	1,615,173
Energy Equipment & Services	2,208,086	—	—	2,208,086
Equity Real Estate Investment Trusts (REITS)	8,304,100	—	—	8,304,100
Food & Staples Retailing	2,203,168	—	—	2,203,168
Food Products	2,181,732	—	—	2,181,732
Gas Utilities	723,535	—	—	723,535
Health Care Equipment & Supplies	3,886,462	—	—	3,886,462
Health Care Providers & Services	17,784,947	—	—	17,784,947
Hotels, Restaurants & Leisure	14,211,588	—	—	14,211,588
Household Durables	207,767	—	—	207,767
Household Products	1,529,948	—	—	1,529,948
Insurance	7,056,662	—	—	7,056,662
Internet Software & Services	6,903,935	—	—	6,903,935
IT Services	45,924,649	—	—	45,924,649
Leisure Equipment & Products	513,831	—	—	513,831
Life Sciences Tools & Services	452,408	—	—	452,408
Machinery	5,297,773	—	—	5,297,773
Media	1,545,720	—	—	1,545,720
Metals & Mining	716,936	—	—	716,936
Multi-Utilities	2,649,862	—	—	2,649,862
Multiline Retail	5,280,524	—	—	5,280,524
Oil, Gas & Consumable Fuels	20,244,796	—	—	20,244,796
Personal Products	2,885,049	—	—	2,885,049
Pharmaceuticals	23,916,783	—	—	23,916,783
Professional Services	5,694,323	—	—	5,694,323
Real Estate Management & Development	291,886	—	—	291,886
Semiconductors & Semiconductor Equipment	12,365,251	—	—	12,365,251
Software	9,401,169	—	—	9,401,169
Specialty Retail	10,265,878	—	—	10,265,878
Technology Hardware, Storage & Peripherals	513,816	—	—	513,816
Textiles, Apparel & Luxury Goods	2,832,716	—	—	2,832,716
Thrifts & Mortgage Finance	76,548	—	—	76,548
Trading Companies & Distributors	1,276,183	—	—	1,276,183
Water Utilities	1,956,337	—	—	1,956,337
Wireless Telecommunication Services	1,585,645	—	—	1,585,645
Short-Term Investments	567,779	—	—	567,779

TOTAL INVESTMENTS	$331,936,088	$—	$—	$331,936,088

See accompanying notes to financial statements.

102

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	357,821	$357,821	$30,666,623	$30,640,747	$—	$—	383,697	$383,697	$8,826	$—
State Street Navigator Securities Lending Government Money Market Portfolio	313,614	313,614	12,662,945	12,792,477	—	—	184,082	184,082	5,053	—

TOTAL		$671,435	$43,329,568	$43,433,224	$—	$—		$567,779	$13,879	$—

See accompanying notes to financial statements.

103

SPDR Wells Fargo® Preferred Stock ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
PREFERRED STOCKS — 99.1%
BANKS — 44.3%
Bank of America Corp. 6.00% 1/25/2166 (a)	140,884	$3,675,664
Bank of America Corp. 6.20% 1/29/2166	172,195	4,532,172
Bank of America Corp. 6.50% 1/29/2166 (a)	172,195	4,533,894
Bank of America Corp. 6.63% 3/9/2166	172,195	4,545,948
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b)	66,010	1,567,077
Bank of America Corp. 6.38% 2/28/2166	102,252	2,618,674
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (b)	46,807	1,054,094
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b)	49,666	1,216,320
Bank of America Corp. 6.00% 5/16/2023	211,327	5,519,861
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	191,497	4,818,065
BB&T Corp. 5.85% 5/1/2018 (a)	189,034	4,858,174
BB&T Corp. 5.63% 5/1/2018 (a)	376,444	9,580,500
BB&T Corp. 5.20% 5/1/2018 (a)	147,935	3,714,648
BB&T Corp. 5.20% 6/1/2018 (a)	164,377	4,117,644
BB&T Corp. 5.63% 6/1/2021 (a)	152,868	4,031,129
Capital One Financial Corp. 6.00% 11/20/2017 (a)	284,704	7,217,246
Capital One Financial Corp. 6.25% 9/1/2019 (a)	163,545	4,232,545
Capital One Financial Corp. 6.70% 12/1/2019 (a)	163,545	4,348,662
Capital One Financial Corp. 6.00% 12/1/2021 (a)	163,545	4,253,805
Capital One Financial Corp. 5.20% 12/1/2021 (a)	196,253	4,800,348
Capital One Financial Corp. 6.20% 12/1/2020 (a)	163,545	4,307,775
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (b)	147,935	4,010,518
First Republic Bank 5.50% 6/30/2023	95,622	2,376,207
HSBC Holdings PLC 6.20% 11/22/2017	469,304	12,474,100
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	197,251	5,152,196
ING Groep NV 6.13% 1/15/2018	230,125	5,895,803
ING Groep NV 6.38% 12/15/2017	342,004	8,912,624
JPMorgan Chase & Co. 5.45% 3/1/2018 (a)	150,383	3,825,744
JPMorgan Chase & Co. 6.30% 9/1/2019 (a)	147,037	3,837,666
JPMorgan Chase & Co. 6.70% 3/1/2019 (a)	154,558	4,052,511
JPMorgan Chase & Co. 6.13% 3/1/2020	237,497	6,217,671
JPMorgan Chase & Co. 6.15% 9/1/2020	192,153	5,101,662
JPMorgan Chase & Co. 6.10% 9/1/2020 (a)	236,671	6,238,648
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (b)	164,377	4,385,578
Merrill Lynch Capital Trust I 6.45% 12/15/2066 (b)	343,649	8,917,692
PNC Financial Services Group, Inc. 5.38% 12/1/2017	157,802	3,951,362
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (b)	491,444	13,490,138
State Street Corp. 5.25% 11/20/2017 (a) (c)	164,377	4,150,519
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (c)	245,178	6,605,095
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (a) (b) (c)	164,377	4,293,527
State Street Corp. 6.00% 12/15/2019 (a) (c)	246,561	6,435,242
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (b)	327,104	7,706,570
US Bancorp 5.15% 7/15/2018 (a)	164,377	4,140,657
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b)	360,139	9,975,850
Wells Fargo & Co. 8.00% 12/15/2017 (a)	216,760	5,570,732
Wells Fargo & Co. 6.00% 9/15/2019 (a)	80,639	2,082,099
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b)	84,673	2,328,508
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (b)	173,876	4,503,388
Wells Fargo & Co. 5.25% 6/15/2018 (a)	63,001	1,562,425
Wells Fargo & Co. 5.13% 12/15/2017 (a)	65,519	1,611,112
Wells Fargo & Co. 5.20% 11/20/2017 (a)	75,598	1,877,854
Wells Fargo & Co. 5.63% 6/15/2022 (a)	69,553	1,750,649
Wells Fargo & Co. 5.50% 9/15/2021 (a)	115,919	2,897,975
Wells Fargo & Co. 5.70% 3/15/2021	100,799	2,542,151
Wells Fargo & Co. 6.00% 12/15/2020	100,799	2,599,606

		261,018,324

See accompanying notes to financial statements.

104

SPDR Wells Fargo® Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 5.4%
Apollo Global Management LLC 6.38% 3/15/2022 (a)	90,409	$2,290,060
Apollo Global Management LLC 6.38% 3/15/2023	98,625	2,450,831
Ares Management L.P. 7.00% 6/30/2021	101,909	2,723,008
Carlyle Group L.P. 5.88% 9/15/2022	131,500	3,092,880
Charles Schwab Corp. 6.00% 12/1/2020 (a)	197,251	5,229,124
Charles Schwab Corp. 5.95% 6/1/2021 (a)	245,163	6,430,626
KKR & Co. L.P. 6.75% 6/15/2021 (a)	113,417	3,048,649
Legg Mason, Inc. 6.38% 3/15/2056 (a)	82,184	2,172,945
Legg Mason, Inc. 5.45% 9/15/2056 (a)	164,377	4,040,387

		31,478,510

ELECTRIC — 13.2%
Alabama Power Co. 5.00% 10/1/2022 (a)	82,184	2,094,048
Dominion Energy, Inc. 5.25% 7/30/2076 (a)	261,508	6,469,708
DTE Energy Co. 5.38% 6/1/2076 (a)	98,625	2,489,295
DTE Energy Co. 6.00% 12/15/2076 (a)	92,050	2,429,200
DTE Energy Co. 5.25% 12/1/2077 (a)	131,500	3,236,215
Duke Energy Corp. 5.13% 1/15/2073 (a)	164,377	4,235,995
Entergy Arkansas, Inc. 4.88% 9/1/2066 (a)	134,786	3,294,170
Entergy Louisiana LLC 4.88% 9/1/2066	88,759	2,162,169
Entergy Mississippi, Inc. 4.90% 10/1/2066 (a)	85,475	2,075,333
Georgia Power Co. 5.00% 10/1/2077 (a)	88,759	2,183,471
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (a)	187,384	4,699,591
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072 (a)	164,377	4,124,219
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (a)	147,935	3,707,251
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	147,935	3,751,632
SCE Trust II 5.10% 3/15/2018 (a)	131,500	3,191,505
SCE Trust IV 3 Month USD LIBOR + 3.13% 5.38% 9/15/2025 (b)	106,842	2,703,103
SCE Trust V 3 Month USD LIBOR + 3.79% 5.45% 3/15/2026 (b)	98,625	2,510,006
SCE Trust VI 5.00% 6/26/2022	156,157	3,658,759
Southern Co. 6.25% 10/15/2075 (a)	327,244	8,606,517
Southern Co. 5.25% 10/1/2076 (a)	261,529	6,551,301
Southern Co. 5.25% 12/1/2077	147,935	3,639,201

		77,812,689

HAND & MACHINE TOOLS — 1.1%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (Cost $6,328,114) (a)	246,561	6,270,046

INSURANCE — 16.6%
Aegon NV 6.38% 2/20/2018 (a)	327,233	8,504,786
Aegon NV 6.50% 3/15/2018 (a)	164,377	4,319,827
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (a) (b)	164,377	4,275,446
Allstate Corp. 6.75% 10/15/2018	126,566	3,224,902
Allstate Corp. 6.63% 4/15/2019	244,336	6,316,086
Allstate Corp. 5.63% 4/15/2023	189,034	4,890,310
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	147,935	3,541,564
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	108,487	2,648,168
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b)	90,409	2,320,799
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027	82,184	2,010,221
Axis Capital Holdings, Ltd. 5.50% 11/7/2021	180,809	4,449,709
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (b)	197,251	5,740,004
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (a) (b)	197,251	5,002,285
MetLife, Inc. 5.63% 6/15/2023	256,587	6,530,139
PartnerRe, Ltd. 7.25% 4/29/2021 (a)	96,600	2,668,092
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	189,034	4,841,161
Prudential Financial, Inc. 5.70% 3/15/2053	233,412	5,898,321
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (b)	131,500	3,589,950
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (a) (b)	131,500	3,378,235
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	90,409	2,221,349
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023	79,685	2,007,265
Torchmark Corp. 6.13% 6/15/2056	98,625	2,567,209
Unum Group 6.25% 6/15/2058	95,622	2,384,813
Validus Holdings, Ltd. 5.80% 6/21/2022 (a)	82,184	2,089,117
WR Berkley Corp. 5.75% 6/1/2056 (a)	95,334	2,359,516

		97,779,274

See accompanying notes to financial statements.

105

SPDR Wells Fargo® Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Shares	Value
INTERNET — 1.1%
eBay, Inc. 6.00% 2/1/2056 (Cost $6,331,580)	245,158	$6,447,655

OFFICE & BUSINESS EQUIPMENT — 0.6%
Pitney Bowes, Inc. 6.70% 3/7/2043 (Cost $3,600,966) (a)	139,719	3,382,597

PIPELINES — 0.8%
Enbridge, Inc. 6.38% 4/15/2078 (Cost $5,051,303) (b)	197,251	4,966,780

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Digital Realty Trust, Inc. 6.35% 8/24/2020	82,184	2,131,853
Digital Realty Trust, Inc. 7.38% 3/26/2019	119,991	3,124,566
Government Properties Income Trust 5.88% 5/1/2046 (a)	101,909	2,598,679
Kimco Realty Corp. 5.25% 12/20/2022 (a)	86,955	1,953,879
National Retail Properties, Inc. 5.70% 5/30/2018	94,514	2,324,099
National Retail Properties, Inc. 5.20% 10/11/2021 (a)	113,417	2,640,348
Public Storage 5.15% 6/2/2022 (a)	92,050	2,287,443
Public Storage 4.90% 10/14/2021 (a)	115,061	2,782,175
Public Storage 4.95% 7/20/2021 (a)	106,842	2,636,861
Public Storage 5.40% 1/20/2021 (a)	98,625	2,513,951
Public Storage 5.38% 11/20/2017	162,732	4,069,927
Public Storage 6.00% 6/4/2019	94,514	2,480,993
Public Storage 5.20% 1/16/2018 (a)	164,377	4,092,987
Public Storage 5.05% 8/9/2022	98,625	2,437,024
Senior Housing Properties Trust 5.63% 8/1/2042	115,061	2,853,513
Senior Housing Properties Trust 6.25% 2/1/2046 (a)	82,184	2,113,772
Vornado Realty Trust 5.40% 1/25/2018	98,625	2,418,285
Vornado Realty Trust 5.25% 4/1/2166	105,033	2,437,816
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019	90,409	2,341,593

		50,239,764

TELECOMMUNICATIONS — 7.5%
AT&T, Inc. 5.35% 11/1/2066	433,075	10,896,167
Qwest Corp. 6.50% 9/1/2056 (a)	301,782	6,512,456
Qwest Corp. 6.88% 10/1/2054 (a)	155,261	3,466,978

Qwest Corp. 7.00% 4/1/2052 (a)	163,025	3,726,751
Qwest Corp. 7.00% 7/1/2052	124,207	2,844,340
Qwest Corp. 6.13% 6/1/2053	240,651	4,921,313
Qwest Corp. 6.63% 9/15/2055 (a)	127,313	2,779,243
Qwest Corp. 6.75% 6/15/2057	204,944	4,531,312
Verizon Communications, Inc. 5.90% 2/15/2054 (a)	164,377	4,254,077

		43,932,637

TOTAL PREFERRED STOCKS (Cost $591,542,375)		583,328,276

SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	1,000,594	1,000,594
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	33,083,645	33,083,645

TOTAL SHORT-TERM INVESTMENTS (Cost $34,084,239)		34,084,239

TOTAL INVESTMENTS — 104.9% (Cost $625,626,614)		617,412,515
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(28,621,261)

NET ASSETS — 100.0%		$588,791,254

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)

Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

LIBOR = London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$261,018,324	$—	$—	$261,018,324
Diversified Financial Services	31,478,510	—	—	31,478,510

See accompanying notes to financial statements.

106

SPDR Wells Fargo® Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric	$77,812,689	$—	$—	$77,812,689
Hand & Machine Tools	6,270,046	—	—	6,270,046
Insurance	97,779,274	—	—	97,779,274
Internet	6,447,655	—	—	6,447,655
Office & Business Equipment	3,382,597	—	—	3,382,597
Pipelines	4,966,780	—	—	4,966,780
Real Estate Investment Trusts	50,239,764	—	—	50,239,764
Telecommunications	43,932,637	—	—	43,932,637
Short-Term Investments	34,084,239	—	—	34,084,239

TOTAL INVESTMENTS	$617,412,515	$—	$—	$617,412,515

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	697,841	$18,834,007	$12,660,042	$9,334,087	$74,284	$(601,294)	820,493	$21,484,383	$1,061,423	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,189,325	1,189,325	149,678,517	149,867,248	—	—	1,000,594	1,000,594	26,074	—
State Street Navigator Securities Lending Government Money Market Portfolio	13,741,613	13,741,613	228,300,425	208,958,393	—	—	33,083,645	33,083,645	1,167,928	—

TOTAL		$33,764,945	$390,638,984	$368,159,728	$74,284	$(601,294)		$55,568,622	$2,255,425	$—

See accompanying notes to financial statements.

107

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactors ETF
ASSETS
Investments in unaffiliated issuers, at value*	$38,082,123	$90,284,718	$92,993,313
Investments in affiliated issuers, at value	2,075,900	770,684	233,575

Total Investments	40,158,023	91,055,402	93,226,888
Foreign currency, at value	—	135,922	—
Cash	1,981	14,252	22
Receivable for investments sold	—	63	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	5,298	183,061	95,703
Dividends receivable — affiliated issuers	36	646	443
Securities lending income receivable — unaffiliated issuers	1,970	1,719	120
Securities lending income receivable — affiliated issuers	6,419	1,198	81
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	56,488	—
Other Receivable	—	—	—

TOTAL ASSETS	40,173,727	91,448,751	93,323,257

LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	2,048,418	474,461	131,132
Payable for investments purchased	—	208,937	—
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	16,910	—
Advisory fee payable	11,304	37,993	12,098
Trustees’ fees and expenses payable	—	23	14
Accrued expenses and other liabilities	—	106	—

TOTAL LIABILITIES	2,059,722	738,430	143,244

NET ASSETS	$38,114,005	$90,710,321	$93,180,013

NET ASSETS CONSIST OF:
Paid-in Capital	$35,595,772	$86,208,814	$89,970,089
Undistributed (distribution in excess of) net investment income (loss)	(16,094)	55,739	9,278
Accumulated net realized gain (loss) on investments and foreign currency transactions	826,210	(10,278,039)	(680,732)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	1,708,117	14,726,045	3,878,906
Investments — affiliated issuers	—	—	2,472
Foreign currency translations	—	(2,238)	—

NET ASSETS	$38,114,005	$90,710,321	$93,180,013

NET ASSET VALUE PER SHARE
Net asset value per share	$95.29	$82.43	$77.65

Shares outstanding (unlimited amount authorized, $0.01 par value)	400,000	1,100,464	1,200,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$36,374,006	$75,541,763	$89,114,407
Investments in affiliated issuers	2,075,900	770,684	231,103

Total cost of investments	$38,449,906	$76,312,447	$89,345,510

Foreign currency, at cost	$—	$137,229	$—

* Includes investments in securities on loan, at value	$5,191,307	$2,463,665	$1,237,915

** Includes deferred foreign taxes	$—	$16,910	$—

See accompanying notes to financial statements.

108

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$972,940,187	$280,959,127	$133,082,727	$465,084,477	$98,350,667	$706,034,290
1,354,220	1,360,755	2,977,337	5,651,748	849,803	1,564,232

974,294,407	282,319,882	136,060,064	470,736,225	99,200,470	707,598,522
—	—	—	—	—	—
—	25	—	24,838	—	—
—	291,231	—	—	—	—
—	—	—	—	—	118
833,046	237,825	75,531	99,323	75,524	721,272
2,839	2,910	13,124	343	82	1,930
15,974	352	518	21,763	982	—
—	57	25	63,226	184	—
—	11,738	—	—	—	—
31,219	—	—	—	—	—
—	—	—	—	4,959	—

975,177,485	282,864,020	136,149,262	470,945,718	99,282,201	708,321,842

—	—	—	—	4,959	—
—	121,440	—	5,321,999	752,196	—
—	798,121	—	—	1,485,949	—
3,638	—	—	—	—	—
—	—	—	—	—	—
288,813	58,691	40,192	129,369	28,539	221,315
184	37	33	14	23	198
—	645	—	445	—	—

292,635	978,934	40,225	5,451,827	2,271,666	221,513

$974,884,850	$281,885,086	$136,109,037	$465,493,891	$97,010,535	$708,100,329

$565,005,770	$243,313,872	$167,108,482	$414,043,211	$114,668,869	$771,656,162
244,464	—	—	1	145,616	—
97,182,316	(191,485)	(46,132,027)	(383,291)	(21,811,799)	(45,572,062)

312,452,300	38,707,031	14,901,751	51,833,970	4,007,849	(17,983,771)
—	55,668	230,831	—	—	—
—	—	—	—	—	—

$974,884,850	$281,885,086	$136,109,037	$465,493,891	$97,010,535	$708,100,329

$93.29	$65.55	$57.92	$78.23	$69.29	$29.81

10,450,012	4,300,000	2,350,000	5,950,000	1,400,000	23,750,000

$660,487,887	$242,252,096	$118,180,976	$413,250,507	$94,342,818	$724,018,061
1,354,220	1,305,087	2,746,506	5,651,748	849,803	1,564,232

$661,842,107	$243,557,183	$120,927,482	$418,902,255	$95,192,621	$725,582,293

$—	$—	$—	$—	$—	$—

$3,036,854	$3,212,593	$4,212,499	$47,225,998	$12,210,963	$—

$—	$—	$—	$—	$—	$—

109

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2018

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$35,001,313	$851,146,852	$402,533,071
Investments in affiliated issuers, at value	2,425,392	18,944,859	18,488,529

Total Investments	37,426,705	870,091,711	421,021,600
Cash	—	158,675	55
Receivable for fund shares sold	—	102	—
Dividends receivable — unaffiliated issuers	—	383,778	223,233
Dividends receivable — affiliated issuers	47	3,055	672
Securities lending income receivable — unaffiliated issuers	314	9,890	11,976
Securities lending income receivable — affiliated issuers	1,410	25,647	39,970

TOTAL ASSETS	37,428,476	870,672,858	421,297,506

LIABILITIES
Payable upon return of securities loaned	2,369,575	17,876,026	18,257,290
Payable for investments purchased	—	—	—
Advisory fee payable	8,018	290,940	117,097
Trustees’ fees and expenses payable	—	185	62

TOTAL LIABILITIES	2,377,593	18,167,151	18,374,449

NET ASSETS	$35,050,883	$852,505,707	$402,923,057

NET ASSETS CONSIST OF:
Paid-in Capital	$35,564,372	$2,028,413,254	$748,136,019
Undistributed (distribution in excess of) net investment income (loss)	—	—	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	81,954	(1,071,729,883)	(319,782,859)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(595,443)	(104,177,664)	(25,430,103)

NET ASSETS	$35,050,883	$852,505,707	$402,923,057

NET ASSET VALUE PER SHARE
Net asset value per share	$87.63	$35.52	$16.97

Shares outstanding (unlimited amount authorized, $0.01 par value)	400,000	24,000,230	23,750,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$35,596,756	$955,324,516	$427,963,174
Investments in affiliated issuers	2,425,392	18,944,859	18,488,529

Total cost of investments	$38,022,148	$974,269,375	$446,451,703

* Includes investments in securities on loan, at value	$5,134,404	$104,895,500	$71,948,049

See accompanying notes to financial statements.

110

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$335,185,382	$368,454,219	$317,576,822	$88,853,956	$3,712,712	$162,109,566
9,981,096	27,129,694	21,705,265	2,077,229	194,167	13,086,307

345,166,478	395,583,913	339,282,087	90,931,185	3,906,879	175,195,873
1	54,240	78	9,067	—	6
—	4,387	—	—	—	—
123,167	259,704	90,678	16,450	4,648	25,866
512	923	754	223	14	929
3,610	10,574	—	924	—	28,392
22,246	56,548	240,819	1,763	496	85,272

345,316,014	395,970,289	339,614,416	90,959,612	3,912,037	175,336,338

9,907,907	26,695,941	21,352,130	1,945,755	189,287	12,522,432
—	—	—	—	—	306,397
98,028	138,832	95,751	25,438	1,251	47,100
115	7,616	87	9,062	1	4

10,006,050	26,842,389	21,447,968	1,980,255	190,539	12,875,933

$335,309,964	$369,127,900	$318,166,448	$88,979,357	$3,721,498	$162,460,405

$592,271,467	$776,314,620	$363,298,482	$72,660,065	$3,963,148	$173,046,844
112,012	1,547,039	—	1,559	2,464	—
(219,453,001)	(351,166,650)	(38,325,776)	147,472	40,569	(7,808,781)

(37,620,514)	(57,567,109)	(6,806,258)	16,170,261	(284,683)	(2,777,658)

$335,309,964	$369,127,900	$318,166,448	$88,979,357	$3,721,498	$162,460,405

$42.99	$48.57	$72.31	$80.89	$74.43	$72.20

7,800,270	7,600,226	4,400,000	1,100,000	50,000	2,250,000

$372,805,896	$426,021,328	$324,383,080	$72,683,695	$3,997,395	$164,887,224
9,981,096	27,129,694	21,705,265	2,077,229	194,167	13,086,307

$382,786,992	$453,151,022	$346,088,345	$74,760,924	$4,191,562	$177,973,531

$37,392,811	$44,558,760	$43,514,807	$8,142,825	$375,030	$30,154,516

111

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2018

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
ASSETS
Investments in unaffiliated issuers, at value*	$233,105,908	$331,368,309	$561,843,893
Investments in affiliated issuers, at value	563,163	567,779	55,568,622

Total Investments	233,669,071	331,936,088	617,412,515
Cash	—	87	4,231
Receivable for investments sold	—	—	23,165,656
Receivable for fund shares sold	—	—	77,212
Dividends receivable — unaffiliated issuers	84,066	438,329	1,910,158
Dividends receivable — affiliated issuers	838	1,574	3,376
Securities lending income receivable — unaffiliated issuers	1,007	829	792
Securities lending income receivable — affiliated issuers	—	142	133,834
Other Receivable	25,848	—	—

TOTAL ASSETS	233,780,830	332,377,049	642,707,774

LIABILITIES
Due to custodian	25,848	—	—
Payable upon return of securities loaned	—	184,082	33,083,645
Payable for investments purchased	257,645	—	20,624,971
Advisory fee payable	68,160	54,580	207,767
Trustees’ fees and expenses payable	47	86	137
Accrued expenses and other liabilities	—	289	—

TOTAL LIABILITIES	351,700	239,037	53,916,520

NET ASSETS	$233,429,130	$332,138,012	$588,791,254

NET ASSETS CONSIST OF:
Paid-in Capital	$260,157,335	$283,832,385	$623,843,087
Undistributed (distribution in excess of) net investment income (loss)	—	—	3,584,745
Accumulated net realized gain (loss) on investments and foreign currency transactions	(33,712,093)	(357,660)	(30,422,479)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,983,888	48,663,287	(8,203,595)
Investments — affiliated issuers	—	—	(10,504)

NET ASSETS	$233,429,130	$332,138,012	$588,791,254

NET ASSET VALUE PER SHARE
Net asset value per share	$63.09	$72.20	$43.29

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,700,000	4,600,000	13,600,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$226,122,020	$282,705,022	$570,047,488
Investments in affiliated issuers	563,163	567,779	55,579,126

Total cost of investments	$226,685,183	$283,272,801	$625,626,614

* Includes investments in securities on loan, at value	$5,007,151	$6,118,728	$32,331,129

See accompanying notes to financial statements.

112

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113

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2018

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactors ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$41,923	$2,634,237	$1,626,795
Dividend income — affiliated issuers	217	1,819	1,974
Unaffiliated securities lending income	10,419	2,457	795
Affiliated securities lending income	24,217	10,961	338
Foreign taxes withheld	—	(209,060)	(85)

TOTAL INVESTMENT INCOME (LOSS)	76,776	2,440,414	1,629,817

EXPENSES
Advisory fee	50,105	467,945	119,136
Trustees’ fees and expenses	141	1,588	1,160
Miscellaneous expenses	80	125	87

TOTAL EXPENSES	50,326	469,658	120,383

Expenses waived/reimbursed by the Adviser	—	—	—

NET EXPENSES	50,326	469,658	120,383

NET INVESTMENT INCOME (LOSS)	26,450	1,970,756	1,509,434

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	894,014	406,232	(686,058)
Investments — affiliated issuers	—	—	(1,347)
In-kind redemptions — unaffiliated issuers	—	1,576,411	5,326,287
In-kind redemptions — affiliated issuers	—	—	3,318
Foreign currency transactions	—	(3,215)	—

Net realized gain (loss)	894,014	1,979,428	4,642,200

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	951,136	4,778,434	1,949,854
Investments — affiliated issuers	—	—	(2,175)
Foreign currency translations	—	(3,465)	—

Net change in unrealized appreciation/depreciation	951,136	4,774,969	1,947,679

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,845,150	6,754,397	6,589,879

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,871,600	$8,725,153	$8,099,313

* Includes foreign deferred taxes	$—	$(16,770)	$—

See accompanying notes to financial statements.

114

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$8,593,419	$4,223,190	$3,322,685	$702,075	$539,561	$17,360,504
18,569	11,647	54,661	2,140	2,094	17,064
94,588	1,812	18,844	48,700	21,869	10,735
100,622	738	17,206	65,198	10,320	891
(180,885)	—	—	—	—	—

8,626,313	4,237,387	3,413,396	818,113	573,844	17,389,194

3,029,645	550,795	479,096	749,676	334,694	2,957,259
14,146	3,387	2,160	2,909	1,622	15,137
299	—	183	190	186	1,805

3,044,090	554,182	481,439	752,775	336,502	2,974,201

—	(110,159)	—	—	—	—

3,044,090	444,023	481,439	752,775	336,502	2,974,201

5,582,223	3,793,364	2,931,957	65,338	237,342	14,414,993

102,359,083	(164,539)	1,804,665	412,341	(3,164,211)	(12,507,151)
—	(34)	359,336	—	—	—
16,357,033	1,471,113	13,445,985	26,898,480	9,294,874	115,009,073
—	2,462	—	—	—	—
—	—	—	—	—	—

118,716,116	1,309,002	15,609,986	27,310,821	6,130,663	102,501,922

90,729,384	18,768,737	3,901,248	32,750,399	(718,477)	(94,785,604)
—	(5,418)	(312,751)	—	—	—
—	—	—	—	—	—

90,729,384	18,763,319	3,588,497	32,750,399	(718,477)	(94,785,604)

209,445,500	20,072,321	19,198,483	60,061,220	5,412,186	7,716,318

$215,027,723	$23,865,685	$22,130,440	$60,126,558	$5,649,528	$22,131,311

$—	$—	$—	$—	$—	$—

115

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2018

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$9,460	$20,638,763	$5,629,434
Dividend income — affiliated issuers	241	16,700	6,636
Unaffiliated securities lending income	1,602	124,949	335,934
Affiliated securities lending income	5,882	262,710	736,212
Foreign taxes withheld	—	—	(41,296)

TOTAL INVESTMENT INCOME (LOSS)	17,185	21,043,122	6,666,920

EXPENSES
Advisory fee	21,602	2,983,848	1,180,987
Trustees’ fees and expenses	59	14,170	5,501
Miscellaneous expenses	124	1,661	1,685

TOTAL EXPENSES	21,785	2,999,679	1,188,173

NET INVESTMENT INCOME (LOSS)	(4,600)	18,043,443	5,478,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	387,365	(40,297,285)	(70,551,279)
In-kind redemptions — unaffiliated issuers	1,879,920	159,194,509	14,587,915

Net realized gain (loss)	2,267,285	118,897,224	(55,963,364)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,184,996)	(15,652,272)	72,896,261

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,082,289	103,244,952	16,932,897

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,077,689	$121,288,395	$22,411,644

See accompanying notes to financial statements.

116

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$3,059,619	$7,468,738	$2,712,279	$323,702	$34,678	$1,223,571
5,082	9,821	6,660	1,123	167	3,536
78,474	89,239	71,692	9,029	4,196	150,865
589,392	973,812	997,896	5,380	3,054	921,699
—	—	—	—	—	—

3,732,567	8,541,610	3,788,527	339,234	42,095	2,299,671

1,377,399	1,482,838	1,158,100	218,016	13,353	313,851
6,779	6,647	5,742	1,011	63	1,346
250	243	223	175	124	1,651

1,384,428	1,489,728	1,164,065	219,202	13,540	316,848

2,348,139	7,051,882	2,624,462	120,032	28,555	1,982,823

(43,266,167)	(66,762,172)	(9,153,410)	1,172,481	296,945	(3,362,756)
29,327,165	92,101,563	73,408,292	9,676,476	1,120,625	11,468,768

(13,939,002)	25,339,391	64,254,882	10,848,957	1,417,570	8,106,012

9,451,845	49,189,078	(15,944,648)	4,085,117	(1,023,774)	(4,611,541)

(4,487,157)	74,528,469	48,310,234	14,934,074	393,796	3,494,471

$(2,139,018)	$81,580,351	$50,934,696	$15,054,106	$422,351	$5,477,294

117

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2018

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$2,361,194	$7,169,539	$30,923,988
Dividend income — affiliated issuers	3,930	8,826	1,087,497
Unaffiliated securities lending income	20,882	13,703	1,944
Affiliated securities lending income	15,342	5,053	1,167,928
Foreign taxes withheld	—	—	(12,273)

TOTAL INVESTMENT INCOME (LOSS)	2,401,348	7,197,121	33,169,084

EXPENSES
Advisory fee	736,013	668,494	2,464,879
Trustees’ fees and expenses	3,449	5,737	9,487
Miscellaneous expenses	198	—	267

TOTAL EXPENSES	739,660	674,231	2,474,633

NET INVESTMENT INCOME (LOSS)	1,661,688	6,522,890	30,694,451

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,500,238)	11,374,207	(8,329,734)
Investments — affiliated issuers	—	—	(3,283)
In-kind redemptions — unaffiliated issuers	18,394,184	12,971,054	628,909
In-kind redemptions — affiliated issuers	—	—	77,567

Net realized gain (loss)	8,893,946	24,345,261	(7,626,541)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	14,440,109	15,997,296	(16,527,315)
Investments — affiliated issuers	—	—	(601,294)

Net change in unrealized appreciation/depreciation	14,440,109	15,997,296	(17,128,609)

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,334,055	40,342,557	(24,755,150)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$24,995,743	$46,865,447	$5,939,301

See accompanying notes to financial statements.

118

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119

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,450	$(6,203)	$1,970,756	$1,839,253
Net realized gain (loss)	894,014	1,606,418	1,979,428	3,653,490
Net change in unrealized appreciation/depreciation	951,136	317,451	4,774,969	11,693,125

Net increase (decrease) in net assets resulting from operations	1,871,600	1,917,666	8,725,153	17,185,868

Net equalization credits and charges	(95,904)	23,316	1,804	(40,847)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,865)	(57,442)	(1,990,549)	(1,891,051)
Net realized gains	(109,809)	(161,726)	—	—

Total distributions to shareholders	(135,674)	(219,168)	(1,990,549)	(1,891,051)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	29,395,416	9,269,979	—	3,727,675
Cost of shares redeemed	—	(9,469,092)	(4,208,904)	(17,358,460)
Net income equalization	95,904	(23,316)	(1,804)	40,847

Net increase (decrease) in net assets from beneficial interest transactions	29,491,320	(222,429)	(4,210,708)	(13,589,938)

Net increase (decrease) in net assets during the period	31,131,342	1,499,385	2,525,700	1,664,032
Net assets at beginning of period	6,982,663	5,483,278	88,184,621	86,520,589

NET ASSETS AT END OF PERIOD	$38,114,005	$6,982,663	$90,710,321	$88,184,621

Undistributed (distribution in excess of) net investment income (loss)	$(16,094)	$(15,255)	$55,739	$90,376

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	150,000	—	50,000
Shares redeemed	—	(150,000)	(50,000)	(250,000)

Net increase (decrease)	300,000	—	(50,000)	(200,000)

See accompanying notes to financial statements.

120

SPDR0 MSCI USA StrategicFactors ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17

$1,509,434	$377,875	$5,582,223	$5,089,146	$3,793,364	$2,213,202
4,642,200	71,768	118,716,116	22,559,458	1,309,002	975,983
1,947,679	1,790,801	90,729,384	167,206,535	18,763,319	17,672,750

8,099,313	2,240,444	215,027,723	194,855,139	23,865,685	20,861,935

63,959	60,185	20,501	16,268	140,132	64,228

(1,479,061)	(429,512)	(4,917,356)	(5,082,232)	(3,908,843)	(2,313,173)
(33,964)	—	(5,587,887)	—	(58,091)	(2,281)

(1,513,025)	(429,512)	(10,505,243)	(5,082,232)	(3,966,934)	(2,315,454)

67,875,743	33,871,243	93,097,859	60,922,725	115,796,527	38,877,427
(23,121,148)	—	(34,372,517)	(28,535,569)	(6,410,532)	(5,151,164)
(63,959)	(60,185)	(20,501)	(16,268)	(140,132)	(64,228)

44,690,636	33,811,058	58,704,841	32,370,888	109,245,863	33,662,035

51,340,883	35,682,175	263,247,822	222,160,063	129,284,746	52,272,744
41,839,130	6,156,955	711,637,028	489,476,965	152,600,340	100,327,596

$93,180,013	$41,839,130	$974,884,850	$711,637,028	$281,885,086	$152,600,340

$9,278	$—	$244,464	$6,914	$—	$—

900,000	500,000	1,050,000	950,000	1,800,000	700,000
(300,000)	—	(375,000)	(475,000)	(100,000)	(100,000)

600,000	500,000	675,000	475,000	1,700,000	600,000

121

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,931,957	$2,086,198	$65,338	$75,610
Net realized gain (loss)	15,609,986	(2,427,170)	27,310,821	12,909,851
Net change in unrealized appreciation/depreciation	3,588,497	27,326,284	32,750,399	8,308,030

Net increase (decrease) in net assets resulting from operations	22,130,440	26,985,312	60,126,558	21,293,491

Net equalization credits and charges	(42,450)	51,197	(51,531)	(3,144)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,920,183)	(2,105,865)	(26,703)	(75,708)
Net realized gains	—	—	(1,377,963)	—

Total distributions to shareholders	(2,920,183)	(2,105,865)	(1,404,666)	(75,708)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	59,341,470	24,583,931	327,291,477	107,164,680
Cost of shares redeemed	(45,558,428)	(31,345,568)	(61,446,447)	(34,819,961)
Net income equalization	42,450	(51,197)	51,531	3,144

Net increase (decrease) in net assets from beneficial interest transactions	13,825,492	(6,812,834)	265,896,561	72,347,863

Net increase (decrease) in net assets during the period	32,993,299	18,117,810	324,566,922	93,562,502
Net assets at beginning of period	103,115,738	84,997,928	140,926,969	47,364,467

NET ASSETS AT END OF PERIOD	$136,109,037	$103,115,738	$465,493,891	$140,926,969

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$1	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,050,000	550,000	4,450,000	2,000,000
Shares redeemed	(800,000)	(800,000)	(800,000)	(700,000)

Net increase (decrease)	250,000	(250,000)	3,650,000	1,300,000

See accompanying notes to financial statements.

122

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17(a)	Year Ended 6/30/18	Year Ended 6/30/17

$237,342	$294,009	$14,414,993	$13,693,630	$(4,600)	$(3,889)
6,130,663	372,875	102,501,922	77,743,441	2,267,285	958,530
(718,477)	6,381,459	(94,785,604)	85,279,014	(1,184,996)	324,131

5,649,528	7,048,343	22,131,311	176,716,085	1,077,689	1,278,772

(4,498)	(69,436)	517,493	460,209	(19,082)	1,482

(230,566)	(263,822)	(15,215,339)	(14,009,611)	—	—
—	—	—	—	(334,333)	(106,539)

(230,566)	(263,822)	(15,215,339)	(14,009,611)	(334,333)	(106,539)

19,583,451	20,471,659	596,860,956	717,915,388	35,554,671	—
(43,905,149)	(194,884,555)	(781,212,414)	(589,089,065)	(4,616,994)	(3,067,661)
4,498	69,436	(517,493)	(460,209)	19,082	(1,482)

(24,317,200)	(174,343,460)	(184,868,951)	128,366,114	30,956,759	(3,069,143)

(18,902,736)	(167,628,375)	(177,435,486)	291,532,797	31,681,033	(1,895,428)
115,913,271	283,541,646	885,535,815	594,003,018	3,369,850	5,265,278

$97,010,535	$115,913,271	$708,100,329	$885,535,815	$35,050,883	$3,369,850

$145,616	$138,840	$—	$—	$—	$—

300,000	350,000	19,350,000	26,700,000	400,000	—
(700,000)	(3,500,000)	(25,750,000)	(21,600,000)	(50,000)	(50,000)

(400,000)	(3,150,000)	(6,400,000)	5,100,000	350,000	(50,000)

(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.

123

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,043,443	$6,274,087	$5,478,747	$1,406,207
Net realized gain (loss)	118,897,224	192,039,436	(55,963,364)	(33,453,388)
Net change in unrealized appreciation/depreciation	(15,652,272)	(63,243,487)	72,896,261	(41,746,750)

Net increase (decrease) in net assets resulting from operations	121,288,395	135,070,036	22,411,644	(73,793,931)

Net equalization credits and charges	1,813,205	(175,901)	370,996	(9,697)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,832,684)	(6,288,840)	(5,866,802)	(1,389,837)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,967,065,636	3,533,726,861	323,221,511	275,950,475
Cost of shares redeemed	(2,908,099,782)	(3,635,851,656)	(194,844,572)	(181,707,179)
Net income equalization	(1,813,205)	175,901	(370,996)	9,697

Net increase (decrease) in net assets from beneficial interest transactions	57,152,649	(101,948,894)	128,005,943	94,252,993

Contribution from Affiliate	—	—	1,229	—

Net increase (decrease) in net assets during the period	160,421,565	26,656,401	144,923,010	19,059,528
Net assets at beginning of period	692,084,142	665,427,741	258,000,047	238,940,519

NET ASSETS AT END OF PERIOD	$852,505,707	$692,084,142	$402,923,057	$258,000,047

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	85,600,000	121,150,000	19,450,000	13,350,000
Shares redeemed	(84,700,000)	125,350,000	(12,350,000)	(9,450,000)

Net increase (decrease)	900,000	(4,200,000)	7,100,000	3,900,000

See accompanying notes to financial statements.

124

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17

$2,348,139	$2,806,396	$7,051,882	$7,140,056	$2,624,462	$2,003,240
(13,939,002)	(21,549,223)	25,339,391	(37,329,616)	64,254,882	57,632,794
9,451,845	31,979,080	49,189,078	16,357,714	(15,944,648)	21,843,017

(2,139,018)	13,236,253	81,580,351	(13,831,846)	50,934,696	81,479,051

(18,473)	(37,519)	(532,503)	(1,034,460)	(38,654)	(45,013)

(2,377,334)	(2,940,521)	(6,633,201)	(5,983,739)	(2,408,776)	(1,905,198)

125,616,710	275,022,411	8,441,075,726	9,295,238,636	335,119,927	340,878,607
(239,900,577)	(339,601,028)	(8,590,702,255)	(9,322,642,664)	(377,077,133)	(304,546,406)
18,473	37,519	532,503	1,034,460	38,654	45,013

(114,265,394)	(64,541,098)	(149,094,026)	(26,369,568)	(41,918,552)	36,377,214

—	—	—	—	—	—

(118,800,219)	(54,282,885)	(74,679,379)	(47,219,613)	6,568,714	115,906,054
454,110,183	508,393,068	443,807,279	491,026,892	311,597,734	195,691,680

$335,309,964	$454,110,183	$369,127,900	$443,807,279	$318,166,448	$311,597,734

$112,012	$141,207	$1,547,039	$1,147,972	$—	$—

2,950,000	6,600,000	192,200,000	213,350,000	4,700,000	6,050,000
(5,700,000)	(8,200,000)	(195,500,000)	(214,150,000)	(5,350,000)	(5,400,000)

(2,750,000)	(1,600,000)	(3,300,000)	(800,000)	(650,000)	650,000

125

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Technology Hardware ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$120,032	$388,922	$28,555	$34,986
Net realized gain (loss)	10,848,957	2,127,901	1,417,570	1,287,846
Net change in unrealized appreciation/depreciation	4,085,117	8,979,512	(1,023,774)	417,959

Net increase (decrease) in net assets resulting from operations	15,054,106	11,496,335	422,351	1,740,791

Net equalization credits and charges	1,027	8,927	(339)	484

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(117,800)	(401,679)	(28,584)	(34,636)
Net realized gains	(141,685)	—	(281,080)	(98,112)

Total distributions to shareholders	(259,485)	(401,679)	(309,664)	(132,748)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	35,678,970	5,728,762	3,911,608	—
Cost of shares redeemed	(20,943,964)	(2,915,267)	(3,904,074)	(3,330,041)
Net income equalization	(1,027)	(8,927)	339	(484)

Net increase (decrease) in net assets from beneficial interest transactions	14,733,979	2,804,568	7,873	(3,330,525)

Net increase (decrease) in net assets during the period	29,529,627	13,908,151	120,221	(1,721,998)
Net assets at beginning of period	59,449,730	45,541,579	3,601,277	5,323,275

NET ASSETS AT END OF PERIOD	$88,979,357	$59,449,730	$3,721,498	$3,601,277

Undistributed (distribution in excess of) net investment income (loss)	$1,559	$—	$2,464	$2,493

SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	100,000	50,000	—
Shares redeemed	(300,000)	(50,000)	(50,000)	(50,000)

Net increase (decrease)	150,000	50,000	—	(50,000)

See accompanying notes to financial statements.

126

SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF
Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17

$1,982,823	$786,347	$1,661,688	$1,543,385	$6,522,890	$5,528,126
8,106,012	2,764,925	8,893,946	14,633,574	24,345,261	13,941,557
(4,611,541)	2,844,364	14,440,109	30,067,634	15,997,296	17,723,255

5,477,294	6,395,636	24,995,743	46,244,593	46,865,447	37,192,938

152,801	33,998	(4,479)	44,622	58,486	30,556

(2,184,165)	(759,502)	(1,646,594)	(1,570,306)	(6,572,019)	(5,599,120)
—	—	—	—	(12,702,886)	(12,940,545)

(2,184,165)	(759,502)	(1,646,594)	(1,570,306)	(19,274,905)	(18,539,665)

162,086,695	65,830,764	112,406,042	138,309,794	42,460,143	32,715,910
(80,436,433)	(17,304,967)	(85,144,123)	(170,328,950)	(59,390,659)	—
(152,801)	(33,998)	4,479	(44,622)	(58,486)	(30,556)

81,497,461	48,491,799	27,266,398	(32,063,778)	(16,989,002)	32,685,354

84,943,391	54,161,931	50,611,068	12,655,131	10,660,026	51,369,183
77,517,014	23,355,083	182,818,062	170,162,931	321,477,986	270,108,803

$162,460,405	$77,517,014	$233,429,130	$182,818,062	$332,138,012	$321,477,986

$—	$—	$—	$—	$—	$—

2,300,000	950,000	1,750,000	2,700,000	600,000	500,000
(1,150,000)	(250,000)	(1,350,000)	(3,300,000)	(800,000)	—

1,150,000	700,000	400,000	(600,000)	(200,000)	500,000

127

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Wells Fargo® Preferred Stock ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,694,451	$28,853,127
Net realized gain (loss)	(7,626,541)	(1,549,896)
Net change in unrealized appreciation/depreciation	(17,128,609)	(11,850,067)

Net increase (decrease) in net assets resulting from operations	5,939,301	15,453,164

Net equalization credits and charges	513,792	(165,724)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(28,683,066)	(29,136,996)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	164,663,887	93,714,848
Cost of shares redeemed	(90,832,502)	(107,835,651)
Net income equalization	(513,792)	165,724

Net increase (decrease) in net assets from beneficial interest transactions	73,317,593	(13,955,079)

Net increase (decrease) in net assets during the period	51,087,620	(27,804,635)

Net assets at beginning of period	537,703,634	565,508,269

NET ASSETS AT END OF PERIOD	$588,791,254	$537,703,634

Undistributed (distribution in excess of) net investment income (loss)	$3,584,745	$927,996

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,750,000	2,050,000
Shares redeemed	(2,100,000)	(2,400,000)

Net increase (decrease)	1,650,000	(350,000)

See accompanying notes to financial statements.

128

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 1/14/16* - 6/30/16
Net asset value, beginning of period	$69.83	$54.83	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	27.36	15.99	4.86

Total from investment operations	27.56	15.95	4.83

Net equalization credits and charges (a)	(0.74)	0.15	—

Distributions to shareholders from:
Net investment income	(0.26)	(0.29)	—
Net realized gains	(1.10)	(0.81)	—

Total distributions	(1.36)	(1.10)	—

Net asset value, end of period	$95.29	$69.83	$54.83

Total return (c)	38.83%	29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,114	$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46	%(d)
Net investment income (loss)	0.24%	(0.06)%	(0.12	)%(d)
Portfolio turnover rate (e)	34%	78%	11	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

129

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$76.65	$64.07	$69.67	$72.15	$58.79

Income (loss) from investment operations:
Net investment income (loss) (a)	1.75	1.54	1.55	1.65	1.77
Net realized and unrealized gain (loss) (b)	5.81	12.69	(5.53)	(2.55)	13.34

Total from investment operations	7.56	14.23	(3.98)	(0.90)	15.11

Net equalization credits and charges (a)	0.00 (c)	(0.03)	(0.03)	(0.01)	0.02

Distributions to shareholders from:
Net investment income	(1.78)	(1.62)	(1.59)	(1.57)	(1.77)

Net asset value, end of period	$82.43	$76.65	$64.07	$69.67	$72.15

Total return (d)	9.86%	22.34%	(5.68)%	(1.25)%	25.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$90,710	$88,185	$86,521	$108,027	$115,474
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	2.11%	2.18%	2.39%	2.33%	2.63%
Portfolio turnover rate (e)	10%	10%	15%	13%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

130

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactors ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 4/15/15* - 6/30/15
Net asset value, beginning of period	$69.73	$61.57	$58.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.44	1.38	1.27	0.26
Net realized and unrealized gain (loss) (b)	7.82	7.93	3.00	(1.44)

Total from investment operations	9.26	9.31	4.27	(1.18)

Net equalization credits and charges (a)	0.06	0.22	0.01	—

Distributions to shareholders from:
Net investment income	(1.36)	(1.37)	(1.28)	(0.24)
Net realized gains	(0.04)	—	(0.01)	—

Total distributions	(1.40)	(1.37)	(1.29)	(0.24)

Net asset value, end of period	$77.65	$69.73	$61.57	$58.58

Total return (c)	13.41%	15.61%	7.45%	(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$93,180	$41,839	$6,157	$5,858
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15	%(d)
Net investment income (loss)	1.90%	2.06%	2.16%	2.11	%(d)
Portfolio turnover rate (e)	18%	23%	17%	10	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

131

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$72.80	$52.63	$50.26		$47.72	$37.09

Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.54	0.49		0.48	0.48
Net realized and unrealized gain (loss) (c)	20.98	20.17	2.31		2.48	10.64

Total from investment operations	21.53	20.71	2.80		2.96	11.12

Net equalization credits and charges (b)	0.00 (d)	0.00 (d)	0.00	(d)	0.03	(0.01)

Voluntary contribution from Adviser	—	—	0.06		—	—

Distributions to shareholders from:
Net investment income	(0.48)	(0.54)	(0.49)		(0.45)	(0.48)
Net realized gains	(0.56)	—	—		—	—

Total distributions	(1.04)	(0.54)	(0.49)		(0.45)	(0.48)

Net asset value, end of period	$93.29	$72.80	$52.63		$50.26	$47.72

Total return (e)	29.71%	39.46%	5.73	%(f)	6.27%	30.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$974,885	$711,637	$489,477		$412,108	$224,296
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%		0.42%	0.50%
Net investment income (loss)	0.64%	0.85%	0.94%		0.94%	1.09%
Portfolio turnover rate (g)	36%	14%	32%		9%	24%

(a)	On September 8, 2015, the SPDR NYSE Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have been 5.62%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

132

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/1/15* - 6/30/16
Net asset value, beginning of period	$58.69	$50.16	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.10	1.02	0.58
Net realized and unrealized gain (loss) (b)	6.84	8.52	0.11

Total from investment operations	7.94	9.54	0.69

Net equalization credits and charges (a)	0.04	0.03	0.03

Distributions to shareholders from:
Net investment income	(1.10)	(1.04)	(0.56)
Net realized gains	(0.02)	0.00 (c)	—

Total distributions	(1.12)	(1.04)	(0.56)

Net asset value, end of period	$65.55	$58.69	$50.16

Total return (d)	13.67%	19.22%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$281,885	$152,600	$100,328
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25	%(e)
Net expenses	0.20%	0.20%	0.20	%(e)
Net investment income (loss)	1.72%	1.86%	2.05	%(e)
Portfolio turnover rate (f)	5%	4%	6	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

133

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/18	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$49.10	$36.17		$50.69	$49.21	$39.95

Income (loss) from investment operations:
Net investment income (loss) (a)	1.21	1.08		0.94	0.94	0.95
Net realized and unrealized gain (loss) (b)	8.83	12.90	(c)	(14.51)	1.48	9.13

Total from investment operations	10.04	13.98		(13.57)	2.42	10.08

Net equalization credits and charges (a)	(0.02)	0.03		0.09	(0.01)	0.02

Distributions to shareholders from:
Net investment income	(1.20)	(1.08)		(1.04)	(0.93)	(0.84)

Net asset value, end of period	$57.92	$49.10		$36.17	$50.69	$49.21

Total return (d)	20.43%	39.07	%(c)	(26.75)%	4.92%	25.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$136,109	$103,116		$84,998	$177,409	$199,312
Ratios to average net assets:
Total expenses	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	2.14%	2.45%		2.17%	1.92%	2.03%
Portfolio turnover rate (e)	24%	43%		29%	28%	33%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

134

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/18	Year Ended 6/30/17		Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$61.27	$47.36		$47.03		$39.40	$31.68

Income (loss) from investment operations:
Net investment income (loss) (b)	0.02	0.05		0.13		0.14	0.15
Net realized and unrealized gain (loss) (c)	17.45	13.91		3.41		8.27	7.68

Total from investment operations	17.47	13.96		3.54		8.41	7.83

Net equalization credits and charges (b)	(0.02)	(0.00	)(d)	(0.00	)(d)	0.01	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.01)	(0.05)		(0.13)		(0.14)	(0.11)
Net realized gains	(0.48)	—		(3.08)		(0.65)	—

Total distributions	(0.49)	(0.05)		(3.21)		(0.79)	(0.11)

Net asset value, end of period	$78.23	$61.27		$47.36		$47.03	$39.40

Total return (e)	28.66%	29.49%		7.91%		21.52%	24.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$465,494	$140,927		$47,364		$47,027	$31,522
Ratios to average net assets:
Total expenses	0.35%	0.35%		0.35%		0.35%	0.35%
Net investment income (loss)	0.03%	0.09%		0.28%		0.31%	0.39%
Portfolio turnover rate (f)	41%	40%		39%		40%	46%

(a)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

135

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/18		Year Ended 6/30/17	Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$64.40		$57.28	$65.55		$50.01	$40.48

Income (loss) from investment operations:
Net investment income (loss) (b)	0.16		0.13	0.13		0.12	0.14
Net realized and unrealized gain (loss) (c)	4.89		7.15	(7.83)		16.07	9.63

Total from investment operations	5.05		7.28	(7.70)		16.19	9.77

Net equalization credits and charges (b)	(0.00	)(d)	(0.03)	(0.00	)(d)	(0.02)	(0.01)

Distributions to shareholders from:
Net investment income	(0.16)		(0.13)	(0.11)		(0.10)	(0.11)
Net realized gains	—		—	(0.46)		(0.53)	(0.12)

Total distributions	(0.16)		(0.13)	(0.57)		(0.63)	(0.23)

Net asset value, end of period	$69.29		$64.40	$57.28		$65.55	$50.01

Total return (e)	7.87%		12.69%	(11.74)%		32.52%	24.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$97,011		$115,913	$283,542		$196,629	$80,011
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%		0.35%	0.35%
Net investment income (loss)	0.25%		0.22%	0.23%		0.21%	0.30%
Portfolio turnover rate (f)	32%		34%	36%		37%	33%

(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

136

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$29.37	$23.71	$22.70	$21.38	$18.01

Income (loss) from investment operations:
Net investment income (loss) (b)	0.52	0.46	0.43	0.40	0.32
Net realized and unrealized gain (loss) (c)	0.43	5.63	0.99	1.28	3.36

Total from investment operations	0.95	6.09	1.42	1.68	3.68

Net equalization credits and charges (b)	0.02	0.02	0.01	0.03	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.53)	(0.45)	(0.41)	(0.39)	(0.31)

Net asset value, end of period	$29.81	$29.37	$23.71	$22.70	$21.38

Total return (e)	3.28%	25.92%	6.37%	8.05%	20.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$708,100	$885,536	$594,003	$377,924	$272,622
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.71%	1.68%	1.87%	1.84%	1.62%
Portfolio turnover rate (f)	24%	26%	32%	17%	16%

(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

137

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$67.40	$52.65	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)	(0.05)	(0.00	)(b)
Net realized and unrealized gain (loss) (c)	27.23	15.85	2.65

Total from investment operations	27.17	15.80	2.65

Net equalization credits and charges (a)	(0.25)	0.02	—

Distributions to shareholders from:
Net realized gains	(6.69)	(1.07)	—

Net asset value, end of period	$87.63	$67.40	$52.65

Total return (d)	42.73%	30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,051	$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35	%(e)
Net investment income (loss)	(0.07)%	(0.08)%	(0.35	)%(e)
Portfolio turnover rate (f)	67%	63%	0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount is less than 0.5%.
(h)	Not annualized.

See accompanying notes to financial statements.

138

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$29.96	$24.37	$24.34	$42.26	$33.20

Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	0.23	0.39	0.50	0.56
Net realized and unrealized gain (loss) (b)	5.51	5.61	(0.04)	(17.82)	9.07

Total from investment operations	6.24	5.84	0.35	(17.32)	9.63

Net equalization credits and charges (a)	0.07	(0.01)	0.09	(0.01)	(0.04)

Distributions to shareholders from:
Net investment income	(0.75)	(0.24)	(0.41)	(0.59)	(0.53)

Net asset value, end of period	$35.52	$29.96	$24.37	$24.34	$42.26

Total return (c)	21.01%	23.93%	2.53%	(41.32)%	28.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$852,506	$692,084	$665,428	$266,503	$494,491
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.12%	0.77%	2.03%	1.55%	1.41%
Portfolio turnover rate (d)	32%	51%	57%	38%	35%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

139

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/18	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14
Net asset value, beginning of period	$15.50	$18.74		$26.05	$49.28		$39.15

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.10		0.27	0.51		0.34
Net realized and unrealized gain (loss) (b)	1.49	(3.24)		(7.30)	(23.24)		10.13

Total from investment operations	1.75	(3.14)		(7.03)	(22.73)		10.47

Net equalization credits and charges (a)	0.02	(0.00	)(c)	0.01	(0.00	)(c)	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.30)	(0.10)		(0.29)	(0.50)		(0.34)

Contribution from Affiliate	0.00 (c)	—		—	—		—

Net asset value, end of period	$16.97	$15.50		$18.74	$26.05		$49.28

Total return (d)	11.48%	(16.88)%		(26.87)%	(46.22)%		26.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$402,923	$258,000		$238,941	$246,186		$349,887
Ratios to average net assets:
Total expenses	0.35%	0.35%		0.35%	0.35%		0.35%
Net investment income (loss)	1.62%	0.50%		1.45%	1.56%		0.77%
Portfolio turnover rate (e)	44%	34%		51%	36%		26%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

140

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/18		Year Ended 6/30/17		Year Ended 6/30/16(a)		Year Ended 6/30/15(a)		Year Ended 6/30/14(a)
Net asset value, beginning of period	$43.04		$41.84		$62.34		$51.86		$35.20

Income (loss) from investment operations:
Net investment income (loss) (b)	0.25		0.25		0.26		0.41		0.27
Net realized and unrealized gain (loss) (c)	(0.04)		1.21		(17.20)		13.08		17.28

Total from investment operations	0.21		1.46		(16.94)		13.49		17.55

Net equalization credits and charges (b)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	0.00	(d)	0.02

Voluntary contribution from Adviser	—		—		—		0.05		—

Distributions to shareholders from:
Net investment income	(0.26)		(0.26)		(0.24)		(0.42)		(0.27)
Net realized gains	—		—		(3.32)		(2.64)		(0.64)

Total distributions	(0.26)		(0.26)		(3.56)		(3.06)		(0.91)

Net asset value, end of period	$42.99		$43.04		$41.84		$62.34		$51.86

Total return (e)	0.46%		3.50%		(28.21)%		26.97	%(f)	50.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$335,310		$454,110		$508,393		$1,134,542		$954,135
Ratios to average net assets:
Total expenses	0.35%		0.35%		0.35%		0.35%		0.35%
Net investment income (loss)	0.60%		0.58%		0.51%		0.72%		0.60%
Portfolio turnover rate (g)	46%		41%		69%		65%		68%

(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	If the Adviser had not made a voluntary contribution during the year ended June 30, 2015, the total return would have been 26.88%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

141

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$40.72	$41.97	$49.33	$43.38	$38.28

Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	0.61	0.53	0.54	0.28
Net realized and unrealized gain (loss) (c)	7.85	(1.17)	(7.36)	5.85	5.12

Total from investment operations	8.58	(0.56)	(6.83)	6.39	5.40

Net equalization credits and charges (b)	(0.06)	(0.09)	0.01	0.05	0.01

Distributions to shareholders from:
Net investment income	(0.67)	(0.60)	(0.54)	(0.49)	(0.31)

Net asset value, end of period	$48.57	$40.72	$41.97	$49.33	$43.38

Total return (d)	21.07%	(1.59)%	(13.84)%	14.87%	14.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$369,128	$443,807	$491,027	$1,173,933	$628,931
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.66%	1.40%	1.16%	1.15%	0.67%
Portfolio turnover rate (e)	43%	33%	41%	45%	40%

(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

142

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$61.70	$44.48	$43.06	$37.58	$26.68

Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.41	0.30	0.21	0.18
Net realized and unrealized gain (loss) (c)	10.59	17.21	1.41	5.47	10.87

Total from investment operations	11.14	17.62	1.71	5.68	11.05

Net equalization credits and charges (b)	(0.01)	(0.01)	0.01	0.01	0.02

Distributions to shareholders from:
Net investment income	(0.52)	(0.39)	(0.30)	(0.21)	(0.17)

Net asset value, end of period	$72.31	$61.70	$44.48	$43.06	$37.58

Total return (d)	18.04%	39.67%	4.03%	15.18%	41.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$318,166	$311,598	$195,692	$219,604	$165,348
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.79%	0.72%	0.72%	0.53%	0.55%
Portfolio turnover rate (e)	29%	37%	50%	42%	30%

(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

143

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)		Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$62.58	$50.60	$51.17		$44.33	$36.45

Income (loss) from investment operations:
Net investment income (loss) (b)	0.14	0.42	0.24		0.18	0.20
Net realized and unrealized gain (loss) (c)	18.48	11.98	(0.49)		6.90	8.65

Total from investment operations	18.62	12.40	(0.25)		7.08	8.85

Net equalization credits and charges (b)	0.00 (d)	0.01	(0.00	)(d)	(0.01)	0.02

Distributions to shareholders from:
Net investment income	(0.13)	(0.43)	(0.23)		(0.17)	(0.17)
Net realized gains	(0.18)	—	(0.09)		(0.06)	(0.82)

Total distributions	(0.31)	(0.43)	(0.32)		(0.23)	(0.99)

Net asset value, end of period	$80.89	$62.58	$50.60		$51.17	$44.33

Total return (e)	29.83%	24.62%	(0.46)%		16.00%	24.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$88,979	$59,450	$45,542		$51,168	$31,030
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%		0.35%	0.35%
Net investment income (loss)	0.19%	0.74%	0.49%		0.37%	0.46%
Portfolio turnover rate (f)	29%	29%	62%		36%	41%

(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

144

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Technology Hardware ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$72.03	$53.23	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.44	0.02
Net realized and unrealized gain (loss) (b)	8.04	19.76	3.21

Total from investment operations	8.60	20.20	3.23

Net equalization credits and charges (a)	(0.01)	0.01	—

Distributions to shareholders from:
Net investment income	(0.57)	(0.43)	—
Net realized gains	(5.62)	(0.98)	—

Total distributions	(6.19)	(1.41)	—

Net asset value, end of period	$74.43	$72.03	$53.23

Total return (c)	12.14%	38.27%	6.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,721	$3,601	$5,323
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35	%(d)
Net investment income (loss)	0.75%	0.71%	5.13	%(d)
Portfolio turnover rate (e)	29%	45%	0	%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.5%.
(g)	Not annualized.

See accompanying notes to financial statements.

145

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$70.47	$58.39	$57.47	$56.90	$48.70

Income (loss) from investment operations:
Net investment income (loss) (a)	1.56	1.02	0.76	0.79	0.56
Net realized and unrealized gain (loss) (b)	1.75	11.92	1.05	0.43	8.01

Total from investment operations	3.31	12.94	1.81	1.22	8.57

Net equalization credits and charges (a)	0.12	0.04	(0.10)	0.03	0.15

Distributions to shareholders from:
Net investment income	(1.70)	(0.90)	(0.79)	(0.68)	(0.52)

Total distributions	—	—	—	—	—

Net asset value, end of period	$72.20	$70.47	$58.39	$57.47	$56.90

Total return (c)	4.97%	22.25%	3.04%	2.21%	17.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$162,460	$77,517	$23,355	$71,843	$25,604
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.21%	1.47%	1.37%	1.34%	1.03%
Portfolio turnover rate (d)	33%	46%	33%	47%	46%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

146

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/18		Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$55.40		$43.63	$48.48	$46.85	$33.15

Income (loss) from investment operations:
Net investment income (loss) (b)	0.49		0.37	0.30	0.23	0.20
Net realized and unrealized gain (loss) (c)	7.68		11.76	(4.63)	1.64	13.67

Total from investment operations	8.17		12.13	(4.33)	1.87	13.87

Net equalization credits and charges (b)	(0.00	)(d)	0.01	(0.01)	0.00 (d)	0.02

Distributions to shareholders from:
Net investment income	(0.48)		(0.37)	(0.31)	(0.22)	(0.19)
Net realized gains	—		—	(0.20)	(0.02)	—

Total distributions	(0.48)		(0.37)	(0.51)	(0.24)	(0.19)

Net asset value, end of period	$63.09		$55.40	$43.63	$48.48	$46.85

Total return (e)	14.74%		27.87%	(8.92)%	3.94%	41.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$233,429		$182,818	$170,163	$368,395	$224,865
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.79%		0.71%	0.66%	0.45%	0.49%
Portfolio turnover rate (f)	27%		29%	32%	26%	33%

(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

147

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 3/8/16* - 6/30/16
Net asset value, beginning of period	$66.97	$62.82	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.38	1.25	0.35
Net realized and unrealized gain (loss) (b)	7.73	7.12	2.78

Total from investment operations	9.11	8.37	3.13

Net equalization credits and charges (a)	0.01	0.01	0.04

Distributions to shareholders from:
Net investment income	(1.38)	(1.26)	(0.35)
Net realized gains	(2.51)	(2.97)	—

Total distributions	(3.89)	(4.23)	(0.35)

Net asset value, end of period	$72.20	$66.97	$62.82

Total return (c)	13.80%	13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$332,138	$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20	%(d)
Net investment income (loss)	1.95%	1.93%	1.79	%(d)
Portfolio turnover rate (e)	46%	49%	1	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

148

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Wells Fargo® Preferred Stock ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$45.00	$45.98	$43.32	$43.57	$43.57

Income (loss) from investment operations:
Net investment income (loss) (a)	2.46	2.41	2.51	2.42	2.55
Net realized and unrealized gain (loss) (b)	(1.93)	(0.93)	2.48	(0.23)	0.39

Total from investment operations	0.53	1.48	4.99	2.19	2.94

Net equalization credits and charges (a)	0.04	(0.01)	0.12	0.01	(0.10)

Distributions to shareholders from:
Net investment income	(2.28)	(2.45)	(2.45)	(2.45)	(2.84)

Net asset value, end of period	$43.29	$45.00	$45.98	$43.32	$43.57

Total return (c)	1.34%	3.45%	12.11%	5.11%	7.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$588,791	$537,704	$565,508	$292,431	$259,219
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.60%	5.41%	5.61%	5.48%	6.08%
Portfolio turnover rate (d)	52%	31%	31%	48%	23%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

149

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR FactSet Innovative Technology ETF

SPDR Global Dow ETF

SPDR MSCI USA StrategicFactors ETF

SPDR NYSE Technology ETF (formerly, SPDR Morgan Stanley Technology ETF)

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P Capital Markets ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Insurance ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR SSGA Gender Diversity Index ETF

SPDR Wells Fargo® Preferred Stock ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

150

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund’s may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

151

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended June 30, 2018:

SPDR FactSet Innovative Technology ETF

SPDR Global Dow ETF

SPDR MSCI USA StrategicFactors ETF

SPDR NYSE Technology ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P Capital Markets ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Insurance ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR SSGA Gender Diversity Index ETF

SPDR Wells Fargo® Preferred Stock ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactors ETF which declares and pays semi-annually and SPDR Wells Fargo® Preferred Stock ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

152

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactors ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Technology Hardware ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR Wells Fargo® Preferred Stock ETF	0.45

The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.

For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2018, so that the net annual fund operating expenses of the Fund will be limited to 0.20% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Agreement (except for acquired fund fees and expenses from holdings in acquired funds for non-cash management purposes), if any. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2018. This waiver and/or reimbursement may not be terminated prior to October 31, 2018 except with the approval of the Fund’s Board of Trustees.

On October 25, 2017, State Street agreed to make a contribution of $1,229 to the SPDR S&P Oil & Gas Equipment & Services ETF in connection with a portfolio accounting matter.

153

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June 30, 2018

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30. 2018, the SPDR S&P Health Care Services ETF and the SPDR S&P Transportation ETF have cash overdrafts related to distributions.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:

	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$3,991,053	$4,123,179
SPDR Global Dow ETF	9,561,501	9,304,984
SPDR MSCI USA StrategicFactors ETF	14,766,163	13,834,871
SPDR NYSE Technology ETF	308,239,458	314,352,667
SPDR S&P 500 Fossil Fuel Reserves Free ETF	10,385,841	10,086,240
SPDR S&P Capital Markets ETF	32,631,300	32,555,649
SPDR S&P Health Care Equipment ETF	91,217,699	90,301,530
SPDR S&P Health Care Services ETF	32,640,139	30,622,109
SPDR S&P Insurance ETF	203,079,778	201,850,461

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June 30, 2018

	Purchases	Sales
SPDR S&P Internet ETF	$4,551,750	$4,822,819
SPDR S&P Metals & Mining ETF	270,156,154	269,700,349
SPDR S&P Oil & Gas Equipment & Services ETF	147,301,214	145,532,321
SPDR S&P Pharmaceuticals ETF	180,694,616	180,610,412
SPDR S&P Retail ETF	186,059,466	184,959,830
SPDR S&P Semiconductor ETF	95,115,806	93,125,581
SPDR S&P Software & Services ETF	20,326,576	18,281,587
SPDR S&P Technology Hardware ETF	1,078,602	5,260,189
SPDR S&P Telecom ETF	31,487,052	29,220,517
SPDR S&P Transportation ETF	58,328,779	57,468,881
SPDR SSGA Gender Diversity Index ETF	140,620,370	149,707,791
SPDR Wells Fargo® Preferred Stock ETF	283,869,619	284,542,725

For the period ended June 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$29,394,380	$—	$—
SPDR Global Dow ETF	29,845	4,253,159	1,576,411
SPDR MSCI USA StrategicFactors ETF	67,430,546	23,209,466	5,329,605
SPDR NYSE Technology ETF	93,051,815	34,355,225	16,357,033
SPDR S&P 500 Fossil Fuel Reserves Free ETF	115,736,528	5,953,872	1,473,575
SPDR S&P Capital Markets ETF	59,334,243	45,547,684	13,445,985
SPDR S&P Health Care Equipment ETF	327,330,705	61,887,182	26,898,480
SPDR S&P Health Care Services ETF	16,264,393	41,070,340	9,294,874
SPDR S&P Insurance ETF	569,447,677	754,599,526	115,009,073
SPDR S&P Internet ETF	35,558,907	4,655,412	1,879,920
SPDR S&P Metals & Mining ETF	2,324,023,940	2,267,320,709	159,194,509
SPDR S&P Oil & Gas Equipment & Services ETF	294,398,719	166,012,046	14,587,915
SPDR S&P Pharmaceuticals ETF	114,635,009	228,910,917	29,327,165
SPDR S&P Retail ETF	5,494,663,072	5,644,588,802	92,101,563
SPDR S&P Semiconductor ETF	309,544,012	353,408,561	73,408,292
SPDR S&P Software & Services ETF	35,609,106	23,066,482	9,676,476
SPDR S&P Technology Hardware ETF	3,911,528	3,984,499	1,120,625
SPDR S&P Telecom ETF	162,070,848	83,093,445	11,468,768
SPDR S&P Transportation ETF	109,082,665	82,700,604	18,394,184
SPDR SSGA Gender Diversity Index ETF	42,449,945	59,400,286	12,971,054
SPDR Wells Fargo® Preferred Stock ETF	164,526,331	90,828,883	706,476

6.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

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June 30, 2018

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

7.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, partnership basis adjustments, passive foreign investment companies and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the year ended June 30, 2018, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$86,388	$49,286	$135,674
SPDR Global Dow ETF	1,990,549	—	1,990,549
SPDR MSCI USA StrategicFactors ETF	1,507,877	5,148	1,513,025
SPDR NYSE Technology ETF	6,221,028	4,284,215	10,505,243
SPDR S&P 500 Fossil Fuel Reserves Free ETF	3,881,367	85,567	3,966,934
SPDR S&P Capital Markets ETF	2,920,183	—	2,920,183
SPDR S&P Health Care Equipment ETF	1,336,476	68,190	1,404,666
SPDR S&P Health Care Services ETF	230,566	—	230,566
SPDR S&P Insurance ETF	15,215,339	—	15,215,339
SPDR S&P Internet ETF	295,880	38,453	334,333
SPDR S&P Metals & Mining ETF	19,832,684	—	19,832,684
SPDR S&P Oil & Gas Equipment & Services ETF	5,866,802	—	5,866,802
SPDR S&P Pharmaceuticals ETF	2,377,334	—	2,377,334
SPDR S&P Retail ETF	6,633,201	—	6,633,201
SPDR S&P Semiconductor ETF	2,408,776	—	2,408,776
SPDR S&P Software & Services ETF	259,485	—	259,485
SPDR S&P Technology Hardware ETF	300,645	9,019	309,664
SPDR S&P Telecom ETF	2,184,165	—	2,184,165
SPDR S&P Transportation ETF	1,646,594	—	1,646,594
SPDR SSGA Gender Diversity Index ETF	8,658,730	10,616,175	19,274,905
SPDR Wells Fargo® Preferred Stock ETF	28,683,066	—	28,683,066

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June 30, 2018

The tax character of distributions paid during the year ended June 30, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$219,168	$—	$219,168
SPDR Global Dow ETF	1,891,051	—	1,891,051
SPDR MSCI USA StrategicFactors ETF	429,512	—	429,512
SPDR NYSE Technology ETF	5,082,232	—	5,082,232
SPDR S&P 500 Fossil Fuel Reserves Free ETF	2,246,026	69,428	2,315,454
SPDR S&P Capital Markets ETF	2,105,865	—	2,105,865
SPDR S&P Health Care Equipment ETF	75,708	—	75,708
SPDR S&P Health Care Services ETF	263,822	—	263,822
SPDR S&P Insurance ETF	14,009,611	—	14,009,611
SPDR S&P Internet ETF	106,539	—	106,539
SPDR S&P Metals & Mining ETF	6,288,841	—	6,288,841
SPDR S&P Oil & Gas Equipment & Services ETF	1,389,837	—	1,389,837
SPDR S&P Pharmaceuticals ETF	2,940,521	—	2,940,521
SPDR S&P Retail ETF	5,983,739	—	5,983,739
SPDR S&P Semiconductor ETF	1,905,198	—	1,905,198
SPDR S&P Software & Services ETF	401,679	—	401,679
SPDR S&P Technology Hardware ETF	132,748	—	132,748
SPDR S&P Telecom ETF	759,502	—	759,502
SPDR S&P Transportation ETF	1,570,306	—	1,570,306
SPDR SSGA Gender Diversity Index ETF	18,539,665	—	18,539,665
SPDR Wells Fargo® Preferred Stock ETF	29,136,996	—	29,136,996

At June 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR FactSet Innovative Technology ETF	$713,461	$—	$129,059	$1,675,714	$—	$2,518,234
SPDR Global Dow ETF	60,084	(9,540,231)	—	13,981,654	—	4,501,507
SPDR MSCI USA StrategicFactors ETF	9,278	—	—	3,782,273	(581,627)	3,209,924
SPDR NYSE Technology ETF	20,038,493	—	77,430,841	312,409,746	—	409,879,080
SPDR S&P 500 Fossil Fuel Reserves Free ETF	—	—	—	38,753,521	(182,307)	38,571,214
SPDR S&P Capital Markets ETF	—	(46,256,170)	—	15,256,725	—	(30,999,445)
SPDR S&P Health Care Equipment ETF	1	—	—	51,504,245	(53,566)	51,450,680
SPDR S&P Health Care Services ETF	145,616	(21,396,633)	—	3,592,683	—	(17,658,334)
SPDR S&P Insurance ETF	—	(45,278,166)	—	(18,277,667)	—	(63,555,833)
SPDR S&P Internet ETF	87,346	—	—	(600,835)	—	(513,489)
SPDR S&P Metals & Mining ETF	—	(1,071,740,344)	—	(104,167,204)	—	(1,175,907,548)
SPDR S&P Oil & Gas Equipment & Services ETF	—	(318,874,230)	—	(26,338,732)	—	(345,212,962)
SPDR S&P Pharmaceuticals ETF	112,012	(219,260,833)	—	(37,812,682)	—	(256,961,503)
SPDR S&P Retail ETF	1,547,039	(351,108,512)	—	(57,625,247)	—	(407,186,720)

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR S&P Semiconductor ETF	$—	$(35,795,498)	$—	$(9,336,536)	$—	$(45,132,034)
SPDR S&P Software & Services ETF	213,196	—	—	16,106,096	—	16,319,292
SPDR S&P Technology Hardware ETF	50,195	—	—	(291,845)	—	(241,650)
SPDR S&P Telecom ETF	—	(7,667,304)	—	(2,919,135)	—	(10,586,439)
SPDR S&P Transportation ETF	—	(33,602,589)	—	6,874,384	—	(26,728,205)
SPDR SSGA Gender Diversity Index ETF	—	—	—	48,639,894	(334,267)	48,305,627
SPDR Wells Fargo® Preferred Stock ETF	4,565,744	(28,776,039)	—	(10,841,538)	—	(35,051,833)

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR Global Dow ETF	$1,919,341	$—	$7,620,890
SPDR S&P Capital Markets ETF	3,599,019	6,236,487	36,420,664
SPDR S&P Health Care Services ETF	—	5,431,106	15,965,527
SPDR S&P Insurance ETF	2,228,942	9,923,682	33,125,542
SPDR S&P Metals & Mining ETF	37,272,818	333,830,866	700,636,660
SPDR S&P Oil & Gas Equipment & Services ETF	10,490,714	109,062,422	199,321,094
SPDR S&P Pharmaceuticals ETF	—	78,652,091	140,608,742
SPDR S&P Retail ETF	5,453,197	157,952,075	187,703,240
SPDR S&P Semiconductor ETF	1,965,596	13,862,976	19,966,926
SPDR S&P Telecom ETF	—	2,316,065	5,351,239
SPDR S&P Transportation ETF	—	5,017,672	28,584,917
SPDR Wells Fargo® Preferred Stock ETF	173,528	14,739,203	13,863,308

**	Must be utilized prior to losses subject to expiration.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$38,482,309	$2,486,561	$810,847	$1,675,714
SPDR Global Dow ETF	77,054,600	22,534,070	8,533,268	14,000,802
SPDR MSCI USA StrategicFactors ETF	89,444,615	6,740,680	2,958,407	3,782,273
SPDR NYSE Technology ETF	661,884,661	327,914,814	15,505,068	312,409,746
SPDR S&P 500 Fossil Fuel Reserves Free ETF	243,566,307	45,946,845	7,193,326	38,753,519
SPDR S&P Capital Markets ETF	120,803,339	21,652,961	6,396,236	15,256,725
SPDR S&P Health Care Equipment ETF	419,231,980	57,657,723	6,153,478	51,504,245
SPDR S&P Health Care Services ETF	95,607,787	17,330,915	13,738,232	3,592,683
SPDR S&P Insurance ETF	725,876,189	28,123,445	46,401,112	(18,277,667)
SPDR S&P Internet ETF	38,027,540	641,237	1,242,072	(600,835)
SPDR S&P Metals & Mining ETF	974,258,915	5,933,156	110,100,360	(104,167,204)
SPDR S&P Oil & Gas Equipment & Services ETF	447,360,332	17,552,766	43,891,498	(26,338,732)

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Pharmaceuticals ETF	$382,979,160	$23,148,103	$60,960,786	$(37,812,683)
SPDR S&P Retail ETF	453,209,161	480,621	58,105,869	(57,625,248)
SPDR S&P Semiconductor ETF	348,618,623	17,957,580	27,294,116	(9,336,536)
SPDR S&P Software & Services ETF	74,825,089	17,629,742	1,523,646	16,106,096
SPDR S&P Technology Hardware ETF	4,198,724	24,627	316,472	(291,845)
SPDR S&P Telecom ETF	178,115,007	8,210,816	11,129,950	(2,919,134)
SPDR S&P Transportation ETF	226,794,687	20,927,419	14,053,035	6,874,384
SPDR SSGA Gender Diversity Index ETF	283,296,194	59,554,562	10,914,668	48,639,894
SPDR Wells Fargo® Preferred Stock ETF	628,254,053	2,436,699	13,278,238	(10,841,539)

8.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$5,191,307	$2,048,418	$3,251,265	$5,299,683
SPDR Global Dow ETF	2,463,665	474,461	2,046,858	2,521,319
SPDR MSCI USA StrategicFactors ETF	1,237,915	131,132	1,135,912	1,267,044
SPDR NYSE Technology ETF	3,036,854	—	3,099,228	3,099,228
SPDR S&P 500 Fossil Fuel Reserves Free ETF	3,212,593	121,440	3,167,621	3,289,061
SPDR S&P Capital Markets ETF	4,212,499	—	4,331,892	4,331,892
SPDR S&P Health Care Equipment ETF	47,225,998	5,321,999	43,911,536	49,233,535
SPDR S&P Health Care Services ETF	12,210,963	752,196	12,071,931	12,824,127

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Internet ETF	$5,134,404	$2,369,575	$2,835,912	$5,205,487
SPDR S&P Metals & Mining ETF	104,895,500	17,876,026	90,819,411	108,695,437
SPDR S&P Oil & Gas Equipment & Services ETF	71,948,049	18,257,290	55,793,871	74,051,161
SPDR S&P Pharmaceuticals ETF	37,392,811	9,907,907	28,068,110	37,976,017
SPDR S&P Retail ETF	44,558,760	26,695,941	19,563,120	46,259,061
SPDR S&P Semiconductor ETF	43,514,807	21,352,130	23,323,201	44,675,331
SPDR S&P Software & Services ETF	8,142,825	1,945,755	6,398,847	8,344,602
SPDR S&P Technology Hardware ETF	375,030	189,287	193,312	382,599
SPDR S&P Telecom ETF	30,154,516	12,522,432	18,053,329	30,575,761
SPDR S&P Transportation ETF	5,007,151	—	5,078,212	5,078,212
SPDR SSGA Gender Diversity Index ETF	6,118,728	184,082	6,049,037	6,233,119
SPDR Wells Fargo® Preferred Stock ETF	32,331,129	33,083,645	19,000	33,102,645

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:

		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$2,048,418	$—	$—	$—	$2,048,418	$2,048,418
SPDR Global Dow ETF	Common Stocks	474,461	—	—	—	474,461	474,461
SPDR MSCI USA StrategicFactors ETF	Common Stocks	131,132	—	—	—	131,132	131,132
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	121,440	—	—	—	121,440	121,440
SPDR S&P Health Care Equipment ETF	Common Stocks	5,321,999	—	—	—	5,321,999	5,321,999
SPDR S&P Health Care Services ETF	Common Stocks	752,196	—	—	—	752,196	752,196
SPDR S&P Internet ETF	Common Stocks	2,369,575	—	—	—	2,369,575	2,369,575
SPDR S&P Metals & Mining ETF	Common Stocks	17,876,026	—	—	—	17,876,026	17,876,026
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	18,257,290	—	—	—	18,257,290	18,257,290
SPDR S&P Pharmaceuticals ETF	Common Stocks	9,907,907	—	—	—	9,907,907	9,907,907
SPDR S&P Retail ETF	Common Stocks	26,695,941	—	—	—	26,695,941	26,695,941
SPDR S&P Semiconductor ETF	Common Stocks	21,352,130	—	—	—	21,352,130	21,352,130
SPDR S&P Software & Services ETF	Common Stocks	1,945,755	—	—	—	1,945,755	1,945,755
SPDR S&P Technology Hardware ETF	Common Stocks	189,287	—	—	—	189,287	189,287
SPDR S&P Telecom ETF	Common Stocks	12,522,432	—	—	—	12,522,432	12,522,432
SPDR SSGA Gender Diversity Index ETF	Common Stocks	184,082	—	—	—	184,082	184,082
SPDR Wells Fargo® Preferred Stock ETF	Preferred Stocks	33,083,645	—	—	—	33,083,645	33,083,645

9.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

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June 30, 2018

The following Funds participate in the credit facility as of June 30, 2018:

SPDR Global Dow ETF

SPDR Wells Fargo® Preferred Stock ETF

The Participants are charged annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of June 30, 2018.

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds’ were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Stock Splits

The Board authorized a 3-for-1 share split for the SPDR S&P Insurance ETF effective after the close of trading on November 29, 2017 for shareholders of record on November 27, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock split.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactors ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Technology Hardware ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR Wells Fargo® Preferred Stock ETF and the Board of Trustees of SPDR® Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactors ETF, SPDR NYSE Technology ETF (formerly, SPDR Morgan Stanley Technology ETF), SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Technology Hardware ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR Wells Fargo® Preferred Stock ETF (collectively referred to as the “Funds”) (twenty-one of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty-one of the funds constituting SPDR® Series Trust), at June 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR FactSet Innovative Technology ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from January 14, 2016 (commencement of operations) through June 30, 2016
SPDR Global Dow ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR MSCI USA StrategicFactors ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the three years in the period ended June 30, 2018 and the period from April 15, 2015 (commencement of operations) through June 30, 2015
SPDR NYSE Technology ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P 500 Fossil Fuel Reserves Free ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from December 1, 2015 (commencement of operations) through June 30, 2016
SPDR S&P Capital Markets ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Health Care Equipment ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P Health Care Services ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Insurance ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Internet ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from June 28, 2016 (commencement of operations) through June 30, 2016
SPDR S&P Metals & Mining ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Oil & Gas Equipment & Services ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Pharmaceuticals ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Retail ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Semiconductor ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Software & Services ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Technology Hardware ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from June 28, 2016 (commencement of operations) through June 30, 2016.
SPDR S&P Telecom ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR S&P Transportation ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR SSGA Gender Diversity Index ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from March 8, 2016 (commencement of operations) through June 30, 2016
SPDR Wells Fargo® Preferred Stock ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

August 31, 2018

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OTHER INFORMATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,225.10	$2.48	$1,022.60	$2.26
SPDR Global Dow ETF	0.50	978.80	2.45	1,022.30	2.51
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,017.50	0.75	1,024.10	0.75
SPDR NYSE Technology ETF	0.35	1,116.50	1.84	1,023.10	1.76
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,022.30	1.00	1,023.80	1.00
SPDR S&P Capital Markets ETF	0.35	1,015.50	1.75	1,023.10	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,218.20	1.92	1,023.10	1.76
SPDR S&P Health Care Services ETF	0.35	1,130.60	1.85	1,023.10	1.76
SPDR S&P Insurance ETF	0.35	979.40	1.72	1,023.10	1.76
SPDR S&P Internet ETF	0.35	1,292.80	1.99	1,023.10	1.76
SPDR S&P Metals & Mining ETF	0.35	994.60	1.73	1,023.10	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	993.70	1.73	1,023.10	1.76
SPDR S&P Pharmaceuticals ETF	0.35	990.10	1.73	1,023.10	1.76
SPDR S&P Retail ETF	0.35	1,081.40	1.81	1,023.10	1.76
SPDR S&P Semiconductor ETF	0.35	1,040.10	1.77	1,023.10	1.76
SPDR S&P Software & Services ETF	0.35	1,169.70	1.88	1,023.10	1.76
SPDR S&P Technology Hardware ETF	0.36	1,029.30	1.81	1,023.00	1.81

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR S&P Telecom ETF	0.35%	$1,069.20	$1.80	$1,023.10	$1.76
SPDR S&P Transportation ETF	0.35	971.80	1.71	1,023.10	1.76
SPDR SSGA Gender Diversity Index ETF	0.20	1,030.40	1.01	1,023.80	1.00
SPDRWells Fargo® Preferred Stock ETF	0.45	1,005.90	2.24	1,022.60	2.26

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Amount
SPDR FactSet Innovative Technology ETF	$49,286
SPDR MSCI USA StrategicFactors ETF	5,148
SPDR NYSE Technology ETF	9,150,580
SPDR S&P 500 Fossil Fuel Reserves Free ETF	85,567
SPDR S&P Health Care Equipment ETF	68,190
SPDR S&P Internet ETF	296,281
SPDR S&P Software & Services ETF	810,557
SPDR S&P Technology Hardware ETF	245,293
SPDR SSGA Gender Diversity Index ETF	10,616,175

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2018, the total amount of foreign taxes that will be passed through are:

Amount
SPDR Global Dow ETF	$209,060

The amount of foreign source income earned on the following Funds during the year ended June 30, 2018 were as follows:

Amount
SPDR Global Dow ETF	$1,367,968

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.

Fees Charged to Comparable Funds

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

Conclusion

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000-2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†

For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

*

Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*

170

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016-present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*

171

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**

Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-866-787-2257.

172

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Estefania Salomon, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.

State Street Global Advisors

One Iron Street

Boston, MA 02210

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF’s net asset value. Brokerage commissions and ETF expenses will reduce returns.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDRLEGACYEQAR

Annual Report
June 30, 2018
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P MidCap 400 Growth Index measures the performance of the mid-capitalization growth segment in the U.S. equity market.
The S&P MidCap 400 Value Index measures the performance of the mid-capitalization value segment in the U.S. equity market.
The S&P SmallCap 600 Index measures the performance of the small-capitalization segment in the U.S. equity market.
The S&P SmallCap 600 Growth Index measures the performance of the small-capitalization growth segment in the U.S. equity market.
The S&P SmallCap 600 Value Index measures the performance of the small-capitalization value segment in the U.S. equity market.
See accompanying notes to financial statements.
1

SPDR S&P 400 MID CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P MidCap 400 Growth Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 15.51%, and the Index was 15.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The second half of 2017 commenced with an accelerating selloff for the U.S. dollar. Broad US market volatility was heightened during the summer due to weeks of escalating tensions with North Korea.
However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed with the passage of the tax reform bill in December 2017. Growth stocks generally outpaced value stocks in the fourth quarter, 2017 and continued to outperform value in the first two quarters of 2018.
2018 began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter, 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.
Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ABIOMED, Inc., Copart, Inc., and Broadridge Financial Solutions, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Coherent, Inc., Akorn, Inc., and Cirrus Logic, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Growth Index	Net Asset Value	Market Value	S&P MidCap 400 Growth Index
ONE YEAR	15.51%	15.54%	15.69%	15.51%	15.54%	15.69%
FIVE YEARS	84.07%	83.84%	85.40%	12.98%	12.95%	13.14%
TEN YEARS(1) (2)	190.78%	190.83%	183.50%	11.26%	11.27%	10.98%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in the performance table represent solely the S&P MidCap 400 Growth Index. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2008 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through June 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Teleflex, Inc.	1.4%
Domino's Pizza, Inc.	1.3
IDEX Corp.	1.2
Old Dominion Freight Line, Inc.	1.1
Jack Henry & Associates, Inc.	1.1
Lamb Weston Holdings, Inc.	1.1
NVR, Inc.	1.1
East West Bancorp, Inc.	1.1
Fortinet, Inc.	1.0
CDK Global, Inc.	0.9
TOTAL	11.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	21.8%
Consumer Discretionary	16.7
Financials	14.5
Industrials	14.3
Health Care	13.7
Real Estate	8.2
Materials	4.7
Consumer Staples	3.0
Utilities	2.1
Energy	0.6
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 400 MID CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P MidCap 400 Value Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 10.98%, and the Index was 11.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The third quarter of 2017 experienced heightened volatility due to weeks of escalating tensions with North Korea. The energy sector, down more than 15% through August 2017, advanced approximately 9.9% in September on an approximately 9.3% gain in oil prices. A firming of expectations for a Federal Reserve rate hike in December benefitted the next best performing sector in September 2017 with financials returning approximately 5.1%. The outperformance of those two value-heavy sectors led to strong overall performance of value stocks for the month.
However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed with the passage of the tax reform bill in December 2017. Value stocks in general lagged growth in the fourth quarter of 2017 and continued to underperform growth in the first two quarters of 2018.
2018 began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.
Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected 2018 second quarter GDP growth was a robust approximately 3.8%. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were HollyFrontier Corporation, WPX Energy, Inc. Class A, and PBF Energy, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Office Depot, Inc., TreeHouse Foods, Inc., and Mallinckrodt Plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Value Index	Net Asset Value	Market Value	S&P MidCap 400 Value Index
ONE YEAR	10.98%	11.06%	11.17%	10.98%	11.06%	11.17%
FIVE YEARS	74.26%	73.95%	75.90%	11.75%	11.71%	11.96%
TEN YEARS(1) (2)	168.71%	168.67%	169.93%	10.39%	10.39%	10.44%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in the performance table represent solely the S&P MidCap 400 Value Index. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2008 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through June 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Steel Dynamics, Inc.	1.2%
Atmos Energy Corp.	1.2
UGI Corp.	1.0
Alleghany Corp.	1.0
Reinsurance Group of America, Inc.	1.0
Leidos Holdings, Inc.	1.0
American Financial Group, Inc.	0.8
WPX Energy, Inc.	0.8
Energen Corp.	0.8
OGE Energy Corp.	0.8
TOTAL	9.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	18.5%
Industrials	14.6
Real Estate	11.1
Energy	10.2
Information Technology	10.1
Materials	9.5
Consumer Discretionary	9.4
Utilities	7.7
Health Care	4.4
Consumer Staples	4.0
Telecommunication Services	0.3
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P 600 SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 20.38%, and the Index was 20.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The second half of 2017 commenced with an accelerating selloff for the U.S. dollar. Broad U.S. market volatility was heightened during the summer due to weeks of escalating tensions with North Korea.
However, the last part of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. The domestic market was further buoyed with the passage of the tax reform bill in December 2017.
After underperforming large cap shares by approximately 7% in 2017, small cap shares proved more resilient in the first quarter of 2018, as they outperformed their large cap counterparts. Small cap outperformance accelerated in March as announced tariffs and possible retaliation were seen as more threatening to large multinational firms than smaller domestically oriented firms.
2018 began with an acceleration of positive momentum as nearly 80% of U.S. companies reporting beat consensus earnings expectations. However, the market was tested later in the first quarter, 2018 with mounting inflation pressure due to increased average hourly earnings and the passage of a $300 billion spending bill by Congress.
Following a soft first quarter of 2018 in which U.S. GDP advanced approximately 2.0%, the projected second quarter, 2018 GDP growth was a robust approximately 3.8%,. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nektar Therapeutics, Haemonetics Corporation, and MKS Instruments, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Dave & Buster's Entertainment, Inc., MiMedx Group, Inc., and ProAssurance Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P 600 Small Cap ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Index	Net Asset Value	Market Value	S&P SmallCap 600 Index
ONE YEAR	20.38%	20.36%	20.50%	20.38%	20.36%	20.50%
FIVE YEARS	96.35%	96.43%	97.65%	14.45%	14.46%	14.60%
TEN YEARS(1) (2)	231.11%	231.02%	217.52%	12.72%	12.72%	12.25%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in the performance table represent solely the S&P SmallCap 600 Index. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2008 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through June 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Ligand Pharmaceuticals, Inc.	0.5%
Stamps.com, Inc.	0.5
CACI International, Inc. Class A	0.5
Neogen Corp.	0.5
FirstCash, Inc.	0.5
PDC Energy, Inc.	0.5
HealthEquity, Inc.	0.5
ASGN, Inc.	0.5
Trex Co., Inc.	0.4
Axon Enterprise, Inc.	0.4
TOTAL	4.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Industrials	18.9%
Financials	17.1
Information Technology	15.2
Consumer Discretionary	14.8
Health Care	12.1
Real Estate	5.9
Materials	5.0
Energy	4.2
Consumer Staples	3.1
Utilities	2.2
Telecommunication Services	1.1
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P 600 SMALL CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Growth Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 22.28%, and the Index was 22.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in each quarter of the Reporting Period. The positive performance of the first quarter of the Reporting Period was a result of strong earnings and macroeconomic data and the completion of the Republican tax return plan. These offset geopolitical risks (e.g., North Korean missile tests), domestic political unrest and damage from multiple hurricanes. The second quarter of the Reporting Period had positive performance as tax reform legislation was signed into law, initial reports of Black Friday and Cyber Monday sales pointed to a good holiday retail season and continued beneficial macroeconomic and earnings data. The third quarter of the Reporting Period was aided by Congress passing a budget bill and strong CPI numbers but was hurt by climbing yields, increased volatility, concerns about a trade war and hawkish comments from the Federal Reserve. The positive performance in the last quarter of the Reporting Period was a result of comments from Federal Reserve officials, positive developments in the U.S. trade dispute and a rollback of Frank-Dodd legislation.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nektar Therapeutics, MKS Instruments, Inc., and Insperity, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Extreme Networks, Inc., Dave & Buster's Entertainment, Inc., and MiMedx Group, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index
ONE YEAR	22.28%	22.39%	22.50%	22.28%	22.39%	22.50%
FIVE YEARS	104.41%	104.48%	105.91%	15.37%	15.38%	15.54%
TEN YEARS(1) (2)	241.34%	241.18%	229.29%	13.06%	13.06%	12.66%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P Small Cap 600 Growth Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in the performance table represent solely the S&P SmallCap 600 Growth Index. Index returns in the line graph below represent the Fund’s prior benchmark indices from June 30, 2008 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through June 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
Ligand Pharmaceuticals, Inc.	1.1%
Stamps.com, Inc.	1.1
Neogen Corp.	1.1
FirstCash, Inc.	1.1
HealthEquity, Inc.	1.0
ASGN, Inc.	1.0
Trex Co., Inc.	0.9
Axon Enterprise, Inc.	0.9
Insperity, Inc.	0.9
Korn/Ferry International	0.9
TOTAL	10.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Industrials	20.6%
Health Care	18.9
Information Technology	16.5
Consumer Discretionary	13.6
Financials	13.4
Real Estate	5.7
Materials	3.7
Consumer Staples	3.6
Utilities	1.9
Telecommunication Services	1.3
Energy	0.6
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P 600 SMALL CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Value Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 18.25%, and the Index was 18.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in three of the four quarters during the Reporting Period. In the third calendar quarter of 2017, the Fund had positive performance due to positive earnings and macroeconomic data as well as the announcement of the Republican tax return plan and despite geopolitical concerns associated with North Korean actions. The Fund also had positive performance in the fourth calendar quarter of 2017 as a result of continued strong macroeconomic data and the new tax reform bill being signed into law. Although the first calendar quarter of 2018 began with a positive start, performance turned negative in February and March amid higher volatility, hawkish comments from the Federal Reserve and fears of a global trade war after President Trump announced tariffs on steel and aluminum imports. Performance rebounded in the second calendar quarter of 2018 after a strong earnings season, the rollback of some portions of the Dodd-Frank legislation and merger and acquisition activity.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nektar Therapeutics, Interactive Brokers Group, Inc. Class A, and Denbury Resources Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Sanmina-SCI Corporation, J. C. Penney Company, Inc., and Community Health Systems, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR S&P 600 Small Cap Value ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Value Index	Net Asset Value	Market Value	S&P SmallCap 600 Value Index
ONE YEAR	18.25%	18.36%	18.46%	18.25%	18.36%	18.46%
FIVE YEARS	87.44%	87.69%	89.06%	13.39%	13.42%	13.59%
TEN YEARS(1) (2)	221.34%	221.23%	204.20%	12.38%	12.38%	11.77%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in the performance table represent solely the S&P SmallCap 600 Value Index. Index returns in the line graph below represent the Fund’s prior benchmark indices from June 30, 2008 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through June 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (UNAUDITED)
Top Ten Holdings as of June 30, 2018

Description	% of Net Assets
CACI International, Inc. Class A	1.0%
PDC Energy, Inc.	0.9
Spire, Inc.	0.8
Wolverine World Wide, Inc.	0.8
American Equity Investment Life Holding Co.	0.8
KapStone Paper and Packaging Corp.	0.7
Community Bank System, Inc.	0.7
Applied Industrial Technologies, Inc.	0.6
SkyWest, Inc.	0.6
SRC Energy, Inc.	0.6
TOTAL	7.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	20.5%
Industrials	17.3
Consumer Discretionary	15.9
Information Technology	14.0
Energy	7.5
Materials	6.3
Real Estate	6.1
Health Care	6.0
Consumer Staples	2.7
Utilities	2.5
Telecommunication Services	1.0
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.5%
Curtiss-Wright Corp.	32,204	$ 3,832,920
KLX, Inc. (a)	68,060	4,893,514
Teledyne Technologies, Inc. (a)	47,837	9,522,433
		18,248,867
AUTO COMPONENTS — 1.1%
Dana, Inc.	112,036	2,262,007
Delphi Technologies PLC	118,067	5,367,326
Gentex Corp.	227,110	5,228,072
		12,857,405
AUTOMOBILES — 0.5%
Thor Industries, Inc.	62,548	6,091,550
BANKS — 6.4%
BancorpSouth Bank	51,028	1,681,373
Bank of Hawaii Corp.	27,326	2,279,535
Bank of the Ozarks, Inc.	162,425	7,315,622
Cathay General Bancorp	64,450	2,609,580
Commerce Bancshares, Inc.	65,241	4,221,745
Cullen/Frost Bankers, Inc.	40,378	4,370,515
East West Bancorp, Inc.	193,814	12,636,673
Hancock Whitney Corp.	50,606	2,360,770
Home BancShares, Inc.	102,118	2,303,782
MB Financial, Inc.	57,353	2,678,385
Pinnacle Financial Partners, Inc.	58,376	3,581,368
Signature Bank (a)	25,256	3,229,737
Sterling Bancorp	199,054	4,677,769
Synovus Financial Corp.	158,690	8,383,593
Texas Capital Bancshares, Inc. (a)	66,447	6,079,900
Webster Financial Corp.	71,447	4,551,174
Wintrust Financial Corp.	41,401	3,603,957
		76,565,478
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	5,528	1,656,742
BIOTECHNOLOGY — 1.0%
Exelixis, Inc. (a)	373,100	8,029,112
United Therapeutics Corp. (a)	38,090	4,309,883
		12,338,995
BUILDING PRODUCTS — 0.8%
Lennox International, Inc.	49,657	9,938,849
See accompanying notes to financial statements.
17

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CAPITAL MARKETS — 5.1%
Eaton Vance Corp.	159,450	$ 8,321,696
Evercore, Inc. Class A	54,467	5,743,545
FactSet Research Systems, Inc.	51,995	10,300,210
Federated Investors, Inc. Class B	116,341	2,713,072
Interactive Brokers Group, Inc. Class A	95,606	6,157,982
Janus Henderson Group PLC	231,470	7,113,073
MarketAxess Holdings, Inc.	50,299	9,952,160
SEI Investments Co.	170,002	10,628,525
		60,930,263
CHEMICALS — 2.6%
Chemours Co.	237,983	10,556,926
NewMarket Corp.	5,437	2,199,266
Olin Corp.	120,223	3,452,805
PolyOne Corp.	68,462	2,958,928
RPM International, Inc.	76,922	4,486,091
Scotts Miracle-Gro Co. (b)	26,932	2,239,665
Sensient Technologies Corp.	25,741	1,841,769
Valvoline, Inc.	148,943	3,212,700
		30,948,150
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Brink's Co.	68,096	5,430,656
Deluxe Corp.	31,611	2,092,964
Healthcare Services Group, Inc. (b)	91,994	3,973,221
Herman Miller, Inc.	80,363	2,724,306
MSA Safety, Inc.	30,098	2,899,641
Rollins, Inc.	128,405	6,751,535
		23,872,323
COMMUNICATIONS EQUIPMENT — 0.8%
InterDigital, Inc. (a)	46,700	3,778,030
Lumentum Holdings, Inc. (a) (b)	42,172	2,441,759
Plantronics, Inc.	24,239	1,848,224
ViaSat, Inc. (a) (b)	25,053	1,646,483
		9,714,496
CONSTRUCTION & ENGINEERING — 0.6%
Dycom Industries, Inc. (a)	40,325	3,811,116
Granite Construction, Inc.	32,434	1,805,276
Valmont Industries, Inc.	12,498	1,884,074
		7,500,466
CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	64,172	6,736,135
See accompanying notes to financial statements.
18

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CONSUMER FINANCE — 0.4%
SLM Corp. (a)	395,868	$ 4,532,689
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	40,893	3,818,588
Silgan Holdings, Inc.	42,645	1,144,166
		4,962,754
DISTRIBUTORS — 0.7%
Pool Corp.	54,142	8,202,513
DIVERSIFIED CONSUMER SERVICES — 1.0%
Service Corp. International	245,243	8,777,247
Sotheby's (a)	49,615	2,696,079
		11,473,326
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	35,671	2,761,292
IDACORP, Inc.	35,992	3,319,902
PNM Resources, Inc.	57,194	2,224,847
		8,306,041
ELECTRICAL EQUIPMENT — 0.3%
Hubbell, Inc.	37,026	3,915,129
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Belden, Inc. (b)	21,613	1,320,987
Cognex Corp.	223,542	9,972,209
Coherent, Inc. (a)	31,368	4,906,582
Jabil, Inc.	229,134	6,337,846
Keysight Technologies, Inc. (a)	122,496	7,230,939
Littelfuse, Inc.	33,389	7,618,702
National Instruments Corp.	136,816	5,743,536
Trimble, Inc. (a)	322,753	10,599,208
Vishay Intertechnology, Inc.	87,134	2,021,509
Zebra Technologies Corp. Class A (a)	71,421	10,231,058
		65,982,576
ENERGY EQUIPMENT & SERVICES — 0.5%
Apergy Corp. (a)	58,329	2,435,236
Core Laboratories NV (b)	24,773	3,126,600
		5,561,836
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.7%
Camden Property Trust REIT	65,772	5,993,802
CoreSite Realty Corp. REIT (b)	46,093	5,108,026
Corporate Office Properties Trust REIT	52,799	1,530,643
Cousins Properties, Inc. REIT	297,919	2,886,835
See accompanying notes to financial statements.
19

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CyrusOne, Inc. REIT	56,903	$ 3,320,859
DCT Industrial Trust, Inc. REIT	125,978	8,406,512
Douglas Emmett, Inc. REIT	134,596	5,408,067
First Industrial Realty Trust, Inc. REIT	167,679	5,590,418
GEO Group, Inc. REIT	89,663	2,469,319
Healthcare Realty Trust, Inc. REIT	84,902	2,468,950
Highwoods Properties, Inc. REIT	62,739	3,182,750
Kilroy Realty Corp. REIT	79,331	6,000,597
Lamar Advertising Co. Class A REIT	112,419	7,679,342
Liberty Property Trust REIT	96,865	4,294,025
Life Storage, Inc. REIT	32,351	3,148,076
Medical Properties Trust, Inc. REIT	268,326	3,767,297
National Retail Properties, Inc. REIT	84,370	3,708,905
PotlatchDeltic Corp. REIT	52,687	2,679,134
Quality Care Properties, Inc. REIT (a)	41,858	900,366
Rayonier, Inc. REIT	105,576	4,084,735
Tanger Factory Outlet Centers, Inc. REIT	50,295	1,181,430
Taubman Centers, Inc. REIT	36,243	2,129,639
Uniti Group, Inc. REIT (a)	104,401	2,091,152
Urban Edge Properties REIT	77,759	1,778,348
Weingarten Realty Investors REIT	62,633	1,929,723
		91,738,950
FOOD & STAPLES RETAILING — 0.3%
Sprouts Farmers Market, Inc. (a)	160,917	3,551,438
FOOD PRODUCTS — 2.2%
Flowers Foods, Inc. (b)	112,645	2,346,395
Hain Celestial Group, Inc. (a)	47,112	1,403,938
Ingredion, Inc.	41,848	4,632,574
Lamb Weston Holdings, Inc.	195,597	13,400,350
Lancaster Colony Corp.	13,673	1,892,617
Sanderson Farms, Inc.	15,756	1,656,743
Tootsie Roll Industries, Inc. (b)	11,914	367,547
		25,700,164
GAS UTILITIES — 0.6%
ONE Gas, Inc.	29,622	2,213,948
Southwest Gas Holdings, Inc.	31,337	2,390,073
WGL Holdings, Inc.	25,539	2,266,586
		6,870,607
HEALTH CARE EQUIPMENT & SUPPLIES — 6.2%
Cantel Medical Corp.	44,522	4,379,184
Globus Medical, Inc. Class A (a)	98,094	4,949,823
Haemonetics Corp. (a)	43,998	3,945,741
See accompanying notes to financial statements.
20

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Hill-Rom Holdings, Inc.	88,654	$ 7,743,040
ICU Medical, Inc. (a)	20,407	5,992,516
Integra LifeSciences Holdings Corp. (a)	58,226	3,750,337
LivaNova PLC (a)	58,312	5,820,704
Masimo Corp. (a)	63,722	6,222,453
NuVasive, Inc. (a)	38,145	1,988,117
STERIS PLC	69,045	7,250,415
Teleflex, Inc.	60,926	16,340,963
West Pharmaceutical Services, Inc.	61,018	6,058,477
		74,441,770
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Chemed Corp.	21,328	6,863,564
Encompass Health Corp.	132,180	8,951,230
Molina Healthcare, Inc. (a)	31,048	3,040,841
Tenet Healthcare Corp. (a)	45,359	1,522,702
WellCare Health Plans, Inc. (a)	37,115	9,139,197
		29,517,534
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	102,702	1,232,424
Medidata Solutions, Inc. (a)	79,222	6,382,124
		7,614,548
HOTELS, RESTAURANTS & LEISURE — 5.9%
Boyd Gaming Corp.	109,890	3,808,787
Churchill Downs, Inc. (b)	15,209	4,509,469
Cracker Barrel Old Country Store, Inc. (b)	12,916	2,017,608
Domino's Pizza, Inc.	56,557	15,958,689
Dunkin' Brands Group, Inc. (b)	110,970	7,664,698
ILG, Inc.	101,776	3,361,661
Jack in the Box, Inc.	24,823	2,112,934
Papa John's International, Inc. (b)	7,870	399,166
Scientific Games Corp. Class A (a)	69,653	3,423,445
Six Flags Entertainment Corp. (b)	103,926	7,280,016
Texas Roadhouse, Inc.	57,994	3,799,187
Wendy's Co.	123,384	2,119,737
Wyndham Destinations, Inc.	133,477	5,909,027
Wyndham Hotels & Resorts, Inc.	133,382	7,846,863
		70,211,287
HOUSEHOLD DURABLES — 2.5%
Helen of Troy, Ltd. (a)	16,954	1,669,121
KB Home	102,357	2,788,205
NVR, Inc. (a)	4,456	13,235,880
See accompanying notes to financial statements.
21

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Tempur Sealy International, Inc. (a) (b)	23,954	$ 1,150,990
Toll Brothers, Inc.	180,460	6,675,215
TRI Pointe Group, Inc. (a)	203,211	3,324,532
Tupperware Brands Corp.	23,447	966,954
		29,810,897
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	35,384	2,227,777
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	39,127	4,237,845
INSURANCE — 2.3%
Brown & Brown, Inc.	196,279	5,442,817
CNO Financial Group, Inc.	209,355	3,986,119
First American Financial Corp.	79,249	4,098,758
Kemper Corp.	65,489	4,954,243
Primerica, Inc.	58,934	5,869,826
RenaissanceRe Holdings, Ltd.	25,816	3,106,181
		27,457,944
INTERNET SOFTWARE & SERVICES — 1.2%
Cars.com, Inc. (a) (b)	52,660	1,495,018
j2 Global, Inc.	65,687	5,689,151
LogMeIn, Inc.	67,937	7,014,495
		14,198,664
IT SERVICES — 3.8%
Acxiom Corp. (a)	46,121	1,381,324
CoreLogic, Inc. (a)	109,188	5,666,857
Jack Henry & Associates, Inc.	103,396	13,478,703
MAXIMUS, Inc.	86,871	5,395,558
Perspecta, Inc.	98,289	2,019,839
Sabre Corp.	145,382	3,582,212
Teradata Corp. (a)	101,890	4,090,883
WEX, Inc. (a)	53,599	10,209,538
		45,824,914
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	52,462	3,382,750
Polaris Industries, Inc.	78,553	9,597,605
		12,980,355
LIFE SCIENCES TOOLS & SERVICES — 2.4%
Bio-Rad Laboratories, Inc. Class A (a)	27,092	7,817,126
Bio-Techne Corp.	50,263	7,436,411
Charles River Laboratories International, Inc. (a)	64,285	7,216,634
See accompanying notes to financial statements.
22

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PRA Health Sciences, Inc. (a)	67,709	$ 6,321,312
		28,791,483
MACHINERY — 6.0%
Crane Co.	29,282	2,346,367
Donaldson Co., Inc.	105,964	4,781,096
Graco, Inc.	224,188	10,137,781
IDEX Corp.	102,620	14,005,578
ITT, Inc.	61,956	3,238,440
Kennametal, Inc.	39,376	1,413,598
Lincoln Electric Holdings, Inc.	44,551	3,909,796
Nordson Corp.	68,373	8,779,777
Oshkosh Corp.	43,962	3,091,408
Terex Corp.	41,061	1,732,363
Timken Co.	47,771	2,080,427
Toro Co.	136,408	8,218,582
Wabtec Corp.	47,005	4,633,753
Woodward, Inc.	39,258	3,017,370
		71,386,336
MEDIA — 1.8%
AMC Networks, Inc. Class A (a) (b)	38,841	2,415,910
Cable One, Inc.	3,898	2,858,365
John Wiley & Sons, Inc. Class A	23,175	1,446,120
Live Nation Entertainment, Inc. (a)	181,604	8,820,506
Meredith Corp. (b)	25,329	1,291,779
New York Times Co. Class A (b)	171,178	4,433,510
		21,266,190
METALS & MINING — 0.7%
Royal Gold, Inc.	87,550	8,128,142
MULTI-UTILITIES — 0.4%
Vectren Corp.	71,126	5,081,953
MULTILINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	66,599	4,828,427
OIL, GAS & CONSUMABLE FUELS — 0.1%
Matador Resources Co. (a) (b)	58,760	1,765,738
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.	194,188	5,285,797
PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	33,478	2,617,645
PHARMACEUTICALS — 0.9%
Akorn, Inc. (a)	109,360	1,814,282
See accompanying notes to financial statements.
23

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Catalent, Inc. (a)	178,396	$ 7,473,009
Prestige Brands Holdings, Inc. (a) (b)	40,852	1,567,900
		10,855,191
PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	25,800	3,164,370
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	38,334	6,363,061
ROAD & RAIL — 1.8%
Knight-Swift Transportation Holdings, Inc.	79,564	3,040,140
Landstar System, Inc.	38,831	4,240,345
Old Dominion Freight Line, Inc.	91,256	13,593,494
Werner Enterprises, Inc.	32,483	1,219,737
		22,093,716
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Cirrus Logic, Inc. (a)	74,770	2,865,934
Cree, Inc. (a)	61,940	2,574,846
Cypress Semiconductor Corp.	297,557	4,635,938
First Solar, Inc. (a) (b)	48,494	2,553,694
Integrated Device Technology, Inc. (a)	172,906	5,512,243
MKS Instruments, Inc.	69,937	6,692,971
Monolithic Power Systems, Inc.	51,918	6,939,879
Silicon Laboratories, Inc. (a)	57,824	5,759,270
Teradyne, Inc.	247,408	9,418,823
Versum Materials, Inc.	145,721	5,413,535
		52,367,133
SOFTWARE — 6.1%
ACI Worldwide, Inc. (a)	80,017	1,974,019
Blackbaud, Inc.	65,039	6,663,246
CDK Global, Inc.	165,471	10,763,888
CommVault Systems, Inc. (a)	29,123	1,917,750
Fair Isaac Corp. (a)	39,919	7,717,141
Fortinet, Inc. (a)	193,363	12,071,652
Manhattan Associates, Inc. (a)	54,614	2,567,404
PTC, Inc. (a)	91,060	8,542,339
Tyler Technologies, Inc. (a)	47,629	10,578,401
Ultimate Software Group, Inc. (a) (b)	38,905	10,010,645
		72,806,485
SPECIALTY RETAIL — 0.9%
American Eagle Outfitters, Inc.	132,408	3,078,486
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Five Below, Inc. (a)	74,392	$ 7,268,842
		10,347,328
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	43,326	4,696,105
Deckers Outdoor Corp. (a)	20,462	2,309,955
Skechers U.S.A., Inc. Class A (a)	171,847	5,157,129
		12,163,189
THRIFTS & MORTGAGE FINANCE — 0.3%
LendingTree, Inc. (a) (b)	9,474	2,025,541
Washington Federal, Inc.	46,936	1,534,807
		3,560,348
TRADING COMPANIES & DISTRIBUTORS — 0.5%
MSC Industrial Direct Co., Inc. Class A	27,660	2,346,951
Watsco, Inc.	20,570	3,667,220
		6,014,171
WATER UTILITIES — 0.4%
Aqua America, Inc.	143,853	5,060,749
TOTAL COMMON STOCKS (Cost $1,103,847,033)		1,190,668,729
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	8,261,629	8,261,629
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,920,453	11,920,453
TOTAL SHORT-TERM INVESTMENTS (Cost $20,182,082)		20,182,082
TOTAL INVESTMENTS — 101.3% (Cost $1,124,029,115)		1,210,850,811
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(15,151,256)
NET ASSETS — 100.0%		$ 1,195,699,555

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 18,248,867	$—	$—	$ 18,248,867
Auto Components	12,857,405	—	—	12,857,405
Automobiles	6,091,550	—	—	6,091,550
Banks	76,565,478	—	—	76,565,478
Beverages	1,656,742	—	—	1,656,742
Biotechnology	12,338,995	—	—	12,338,995
Building Products	9,938,849	—	—	9,938,849
Capital Markets	60,930,263	—	—	60,930,263
Chemicals	30,948,150	—	—	30,948,150
Commercial Services & Supplies	23,872,323	—	—	23,872,323
Communications Equipment	9,714,496	—	—	9,714,496
Construction & Engineering	7,500,466	—	—	7,500,466
Construction Materials	6,736,135	—	—	6,736,135
Consumer Finance	4,532,689	—	—	4,532,689
Containers & Packaging	4,962,754	—	—	4,962,754
Distributors	8,202,513	—	—	8,202,513
Diversified Consumer Services	11,473,326	—	—	11,473,326
Electric Utilities	8,306,041	—	—	8,306,041
Electrical Equipment	3,915,129	—	—	3,915,129
Electronic Equipment, Instruments & Components	65,982,576	—	—	65,982,576
Energy Equipment & Services	5,561,836	—	—	5,561,836
Equity Real Estate Investment Trusts (REITS)	91,738,950	—	—	91,738,950
Food & Staples Retailing	3,551,438	—	—	3,551,438
Food Products	25,700,164	—	—	25,700,164
Gas Utilities	6,870,607	—	—	6,870,607
Health Care Equipment & Supplies	74,441,770	—	—	74,441,770
Health Care Providers & Services	29,517,534	—	—	29,517,534
Health Care Technology	7,614,548	—	—	7,614,548
Hotels, Restaurants & Leisure	70,211,287	—	—	70,211,287
Household Durables	29,810,897	—	—	29,810,897
Household Products	2,227,777	—	—	2,227,777
Industrial Conglomerates	4,237,845	—	—	4,237,845
Insurance	27,457,944	—	—	27,457,944
Internet Software & Services	14,198,664	—	—	14,198,664
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
IT Services	$ 45,824,914	$—	$—	$ 45,824,914
Leisure Equipment & Products	12,980,355	—	—	12,980,355
Life Sciences Tools & Services	28,791,483	—	—	28,791,483
Machinery	71,386,336	—	—	71,386,336
Media	21,266,190	—	—	21,266,190
Metals & Mining	8,128,142	—	—	8,128,142
Multi-Utilities	5,081,953	—	—	5,081,953
Multiline Retail	4,828,427	—	—	4,828,427
Oil, Gas & Consumable Fuels	1,765,738	—	—	1,765,738
Paper & Forest Products	5,285,797	—	—	5,285,797
Personal Products	2,617,645	—	—	2,617,645
Pharmaceuticals	10,855,191	—	—	10,855,191
Professional Services	3,164,370	—	—	3,164,370
Real Estate Management & Development	6,363,061	—	—	6,363,061
Road & Rail	22,093,716	—	—	22,093,716
Semiconductors & Semiconductor Equipment	52,367,133	—	—	52,367,133
Software	72,806,485	—	—	72,806,485
Specialty Retail	10,347,328	—	—	10,347,328
Textiles, Apparel & Luxury Goods	12,163,189	—	—	12,163,189
Thrifts & Mortgage Finance	3,560,348	—	—	3,560,348
Trading Companies & Distributors	6,014,171	—	—	6,014,171
Water Utilities	5,060,749	—	—	5,060,749
Short-Term Investments	20,182,082	—	—	20,182,082
TOTAL INVESTMENTS	$1,210,850,811	$—	$—	$1,210,850,811
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,947	$ 254,947	$ 96,451,798	$ 88,445,116	$—	$—	8,261,629	$ 8,261,629	$ 22,343
State Street Navigator Securities Lending Government Money Market Portfolio	5,370,521	5,370,521	111,175,572	104,625,640	—	—	11,920,453	11,920,453	113,361
Total		$5,625,468	$207,627,370	$193,070,756	$—	$—		$20,182,082	$135,704
See accompanying notes to financial statements.
27

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Curtiss-Wright Corp.	17,142	$ 2,040,241
Esterline Technologies Corp. (a)	23,314	1,720,573
		3,760,814
AIRLINES — 0.7%
JetBlue Airways Corp. (a)	278,800	5,291,624
AUTO COMPONENTS — 0.4%
Dana, Inc.	46,645	941,763
Gentex Corp.	93,663	2,156,122
		3,097,885
BANKS — 9.9%
Associated Banc-Corp.	148,714	4,059,892
BancorpSouth Bank	39,877	1,313,947
Bank of Hawaii Corp.	19,794	1,651,215
Cathay General Bancorp	25,410	1,028,851
Chemical Financial Corp.	62,697	3,490,342
Commerce Bancshares, Inc.	40,500	2,620,755
Cullen/Frost Bankers, Inc.	25,044	2,710,763
First Horizon National Corp.	288,285	5,143,004
FNB Corp.	284,695	3,820,607
Fulton Financial Corp.	158,207	2,610,415
Hancock Whitney Corp.	43,026	2,007,163
Home BancShares, Inc.	73,882	1,666,778
International Bancshares Corp.	48,828	2,089,838
MB Financial, Inc.	37,115	1,733,271
PacWest Bancorp	110,296	5,450,828
Pinnacle Financial Partners, Inc.	27,250	1,671,788
Prosperity Bancshares, Inc.	61,457	4,201,201
Signature Bank (a)	30,198	3,861,720
Sterling Bancorp	68,965	1,620,678
TCF Financial Corp.	147,902	3,641,347
Trustmark Corp.	61,032	1,991,474
UMB Financial Corp.	39,605	3,019,089
Umpqua Holdings Corp.	193,791	4,377,739
United Bankshares, Inc.	92,315	3,360,266
Valley National Bancorp	238,491	2,900,051
Webster Financial Corp.	34,819	2,217,970
Wintrust Financial Corp.	22,786	1,983,521
		76,244,513
See accompanying notes to financial statements.
28

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	4,172	$ 1,250,348
BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	12,030	1,361,195
CAPITAL MARKETS — 0.8%
Legg Mason, Inc.	76,858	2,669,278
Stifel Financial Corp.	62,884	3,285,689
		5,954,967
CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	54,901	4,292,160
Cabot Corp.	54,299	3,354,049
Minerals Technologies, Inc.	31,842	2,399,295
NewMarket Corp.	4,584	1,854,228
Olin Corp.	63,211	1,815,420
PolyOne Corp.	25,965	1,122,208
RPM International, Inc.	66,934	3,903,591
Scotts Miracle-Gro Co. (b)	16,394	1,363,325
Sensient Technologies Corp.	20,955	1,499,330
Valvoline, Inc.	70,532	1,521,375
		23,124,981
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Clean Harbors, Inc. (a)	46,055	2,558,355
Deluxe Corp.	21,927	1,451,787
HNI Corp.	38,769	1,442,207
MSA Safety, Inc.	10,302	992,495
Pitney Bowes, Inc.	168,988	1,448,227
		7,893,071
COMMUNICATIONS EQUIPMENT — 1.8%
ARRIS International PLC (a)	153,952	3,763,356
Ciena Corp. (a)	125,839	3,335,992
Lumentum Holdings, Inc. (a)	28,143	1,629,480
NetScout Systems, Inc. (a)	72,236	2,145,409
Plantronics, Inc.	13,607	1,037,534
ViaSat, Inc. (a) (b)	30,101	1,978,238
		13,890,009
CONSTRUCTION & ENGINEERING — 1.8%
AECOM (a)	141,130	4,661,524
EMCOR Group, Inc.	51,398	3,915,499
Granite Construction, Inc.	17,995	1,001,602
KBR, Inc.	126,588	2,268,457
See accompanying notes to financial statements.
29

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Valmont Industries, Inc.	11,995	$ 1,808,246
		13,655,328
CONSUMER FINANCE — 0.6%
Navient Corp.	232,157	3,025,006
SLM Corp. (a)	125,355	1,435,315
		4,460,321
CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	28,656	2,675,897
Bemis Co., Inc.	79,893	3,372,284
Greif, Inc. Class A	23,332	1,234,030
Owens-Illinois, Inc. (a)	145,609	2,447,687
Silgan Holdings, Inc.	38,369	1,029,440
Sonoco Products Co.	87,630	4,600,575
		15,359,913
DIVERSIFIED CONSUMER SERVICES — 0.6%
Adtalem Global Education, Inc. (a)	54,248	2,609,329
Graham Holdings Co. Class B	3,844	2,252,968
		4,862,297
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	21,962	1,700,078
Hawaiian Electric Industries, Inc.	95,495	3,275,479
IDACORP, Inc.	21,346	1,968,955
OGE Energy Corp.	176,066	6,199,284
PNM Resources, Inc.	28,502	1,108,728
		14,252,524
ELECTRICAL EQUIPMENT — 2.1%
Acuity Brands, Inc.	36,068	4,179,199
EnerSys	37,849	2,825,049
Hubbell, Inc.	22,762	2,406,854
nVent Electric PLC (a)	142,700	3,581,770
Regal Beloit Corp.	38,590	3,156,662
		16,149,534
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)	77,244	5,814,928
Avnet, Inc.	103,768	4,450,610
Belden, Inc. (b)	19,668	1,202,108
Keysight Technologies, Inc. (a)	83,946	4,955,332
SYNNEX Corp.	26,327	2,540,819
Tech Data Corp. (a)	31,328	2,572,655
VeriFone Systems, Inc. (a)	99,647	2,273,945
See accompanying notes to financial statements.
30

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Vishay Intertechnology, Inc.	60,634	$ 1,406,709
		25,217,106
ENERGY EQUIPMENT & SERVICES — 3.8%
Apergy Corp. (a)	30,622	1,278,468
Core Laboratories NV (b)	23,059	2,910,276
Diamond Offshore Drilling, Inc. (a) (b)	57,631	1,202,183
Dril-Quip, Inc. (a)	34,247	1,760,296
Ensco PLC Class A (b)	393,383	2,855,960
McDermott International, Inc. (a) (b)	157,835	3,101,458
Nabors Industries, Ltd.	317,119	2,032,733
Oceaneering International, Inc.	88,655	2,257,156
Patterson-UTI Energy, Inc.	194,874	3,507,732
Rowan Cos. PLC Class A (a)	102,795	1,667,335
Superior Energy Services, Inc. (a)	138,851	1,352,409
Transocean, Ltd. (a) (b)	386,127	5,189,547
		29,115,553
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.7%
Alexander & Baldwin, Inc.	61,128	1,436,508
American Campus Communities, Inc. REIT	120,385	5,162,109
Camden Property Trust REIT	38,289	3,489,277
CoreCivic, Inc. REIT	106,708	2,549,254
Corporate Office Properties Trust REIT	52,423	1,519,743
Cousins Properties, Inc. REIT	177,748	1,722,378
CyrusOne, Inc. REIT	49,984	2,917,066
Douglas Emmett, Inc. REIT	53,230	2,138,781
Education Realty Trust, Inc. REIT	68,191	2,829,926
EPR Properties REIT	56,803	3,680,266
GEO Group, Inc. REIT	50,981	1,404,017
Healthcare Realty Trust, Inc. REIT	55,219	1,605,769
Highwoods Properties, Inc. REIT	51,236	2,599,202
Hospitality Properties Trust REIT	144,532	4,135,061
JBG SMITH Properties REIT	83,854	3,058,155
Kilroy Realty Corp. REIT	35,576	2,690,969
LaSalle Hotel Properties REIT	96,930	3,317,914
Liberty Property Trust REIT	67,869	3,008,633
Life Storage, Inc. REIT	20,071	1,953,109
Mack-Cali Realty Corp. REIT	81,123	1,645,174
Medical Properties Trust, Inc. REIT	147,775	2,074,761
National Retail Properties, Inc. REIT	79,688	3,503,084
Omega Healthcare Investors, Inc. REIT	174,976	5,424,256
PotlatchDeltic Corp. REIT	18,914	961,777
Quality Care Properties, Inc. REIT (a)	57,023	1,226,565
Rayonier, Inc. REIT	45,379	1,755,714
See accompanying notes to financial statements.
31

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Sabra Health Care REIT, Inc. (b)	156,520	$ 3,401,180
Senior Housing Properties Trust REIT	208,778	3,776,794
Tanger Factory Outlet Centers, Inc. REIT	48,949	1,149,812
Taubman Centers, Inc. REIT	30,741	1,806,341
Uniti Group, Inc. REIT (a)	78,767	1,577,703
Urban Edge Properties REIT	42,585	973,919
Weingarten Realty Investors REIT	65,403	2,015,066
		82,510,283
FOOD & STAPLES RETAILING — 0.7%
Casey's General Stores, Inc.	32,942	3,461,545
United Natural Foods, Inc. (a)	45,389	1,936,295
		5,397,840
FOOD PRODUCTS — 2.2%
Flowers Foods, Inc.	91,883	1,913,923
Hain Celestial Group, Inc. (a)	56,195	1,674,611
Ingredion, Inc.	34,288	3,795,682
Lancaster Colony Corp.	8,343	1,154,838
Post Holdings, Inc. (a) (b)	59,440	5,113,029
Sanderson Farms, Inc.	5,703	599,670
Tootsie Roll Industries, Inc. (b)	9,466	292,026
TreeHouse Foods, Inc. (a)	50,705	2,662,520
		17,206,299
GAS UTILITIES — 4.0%
Atmos Energy Corp.	98,045	8,837,776
National Fuel Gas Co.	75,549	4,001,075
New Jersey Resources Corp.	78,923	3,531,804
ONE Gas, Inc.	27,418	2,049,221
Southwest Gas Holdings, Inc.	22,583	1,722,406
UGI Corp.	152,758	7,954,109
WGL Holdings, Inc.	29,136	2,585,820
		30,682,211
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Avanos Medical, Inc. (a)	42,340	2,423,965
Haemonetics Corp. (a)	16,796	1,506,265
Integra LifeSciences Holdings Corp. (a)	23,164	1,491,993
NuVasive, Inc. (a)	18,234	950,356
STERIS PLC	29,678	3,116,487
West Pharmaceutical Services, Inc.	25,124	2,494,562
		11,983,628
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)	73,799	3,019,117
See accompanying notes to financial statements.
32

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
LifePoint Health, Inc. (a)	34,869	$ 1,701,607
MEDNAX, Inc. (a)	83,031	3,593,582
Molina Healthcare, Inc. (a)	21,416	2,097,483
Patterson Cos., Inc.	73,294	1,661,575
Tenet Healthcare Corp. (a)	43,360	1,455,595
WellCare Health Plans, Inc. (a)	15,266	3,759,100
		17,288,059
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	76,951	923,412
HOTELS, RESTAURANTS & LEISURE — 1.6%
Brinker International, Inc. (b)	39,432	1,876,963
Cheesecake Factory, Inc.	38,359	2,112,046
Cracker Barrel Old Country Store, Inc. (b)	12,979	2,027,450
ILG, Inc.	26,354	870,473
International Speedway Corp. Class A	21,842	976,337
Jack in the Box, Inc.	9,206	783,615
Papa John's International, Inc. (b)	11,900	603,568
Texas Roadhouse, Inc.	20,147	1,319,830
Wendy's Co.	79,154	1,359,866
		11,930,148
HOUSEHOLD DURABLES — 0.5%
Helen of Troy, Ltd. (a)	12,672	1,247,558
Tempur Sealy International, Inc. (a) (b)	24,182	1,161,945
Tupperware Brands Corp.	26,237	1,082,014
		3,491,517
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	30,043	1,891,507
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	28,533	3,090,409
INSURANCE — 6.4%
Alleghany Corp.	13,494	7,758,645
American Financial Group, Inc.	61,184	6,566,879
Aspen Insurance Holdings, Ltd.	53,675	2,184,572
Brown & Brown, Inc.	74,342	2,061,504
First American Financial Corp.	44,133	2,282,559
Genworth Financial, Inc. Class A (a)	449,335	2,022,008
Hanover Insurance Group, Inc.	37,436	4,475,848
Mercury General Corp.	32,890	1,498,468
Old Republic International Corp.	220,757	4,395,272
Reinsurance Group of America, Inc.	56,955	7,602,353
RenaissanceRe Holdings, Ltd.	17,367	2,089,597
See accompanying notes to financial statements.
33

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
WR Berkley Corp.	84,755	$ 6,137,110
		49,074,815
INTERNET SOFTWARE & SERVICES — 0.1%
Cars.com, Inc. (a) (b)	29,389	834,354
IT SERVICES — 2.6%
Acxiom Corp. (a)	38,842	1,163,318
Convergys Corp.	82,317	2,011,828
Leidos Holdings, Inc.	125,902	7,428,218
Perspecta, Inc.	61,468	1,263,167
Sabre Corp.	126,488	3,116,664
Science Applications International Corp.	37,066	2,999,751
Teradata Corp. (a)	40,306	1,618,286
		19,601,232
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	43,190	2,784,891
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Syneos Health, Inc. (a)	49,998	2,344,906
MACHINERY — 3.8%
AGCO Corp.	57,995	3,521,456
Crane Co.	25,571	2,049,004
Donaldson Co., Inc.	45,630	2,058,826
ITT, Inc.	36,992	1,933,572
Kennametal, Inc.	42,566	1,528,119
Lincoln Electric Holdings, Inc.	25,525	2,240,074
Oshkosh Corp.	34,588	2,432,228
Terex Corp.	37,742	1,592,335
Timken Co.	29,530	1,286,032
Trinity Industries, Inc.	131,383	4,501,182
Wabtec Corp.	44,501	4,386,909
Woodward, Inc.	23,376	1,796,679
		29,326,416
MARINE — 0.5%
Kirby Corp. (a)	47,246	3,949,766
MEDIA — 1.3%
AMC Networks, Inc. Class A (a) (b)	15,278	950,291
Cable One, Inc.	1,613	1,182,797
Cinemark Holdings, Inc.	93,290	3,272,613
John Wiley & Sons, Inc. Class A	25,002	1,560,125
Meredith Corp.	15,885	810,135
See accompanying notes to financial statements.
34

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
TEGNA, Inc.	194,147	$ 2,106,495
		9,882,456
METALS & MINING — 4.1%
Allegheny Technologies, Inc. (a)	110,229	2,768,952
Carpenter Technology Corp.	42,255	2,221,345
Commercial Metals Co.	105,246	2,221,743
Compass Minerals International, Inc. (b)	30,485	2,004,389
Reliance Steel & Aluminum Co.	63,765	5,581,988
Steel Dynamics, Inc.	208,406	9,576,256
United States Steel Corp.	155,821	5,414,780
Worthington Industries, Inc.	38,759	1,626,715
		31,416,168
MULTI-UTILITIES — 1.6%
Black Hills Corp.	48,208	2,950,812
MDU Resources Group, Inc.	171,948	4,931,469
NorthWestern Corp.	44,542	2,550,029
Vectren Corp.	26,916	1,923,148
		12,355,458
MULTILINE RETAIL — 0.4%
Big Lots, Inc.	37,703	1,575,231
Dillard's, Inc. Class A (b)	17,863	1,688,054
		3,263,285
OIL, GAS & CONSUMABLE FUELS — 6.4%
Callon Petroleum Co. (a)	195,626	2,101,023
Chesapeake Energy Corp. (a) (b)	801,353	4,199,090
CNX Resources Corp. (a)	176,621	3,140,321
Energen Corp. (a)	85,836	6,250,578
Gulfport Energy Corp. (a)	140,671	1,768,234
Matador Resources Co. (a)	53,072	1,594,814
Murphy Oil Corp.	143,196	4,835,729
Oasis Petroleum, Inc. (a)	239,866	3,111,062
PBF Energy, Inc. Class A	98,785	4,142,055
QEP Resources, Inc. (a)	214,045	2,624,192
Range Resources Corp.	199,040	3,329,939
SM Energy Co.	92,525	2,376,967
Southwestern Energy Co. (a)	459,473	2,435,207
World Fuel Services Corp.	60,961	1,244,214
WPX Energy, Inc. (a)	352,331	6,352,528
		49,505,953
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	56,576	2,700,938
See accompanying notes to financial statements.
35

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.6%
Edgewell Personal Care Co. (a) (b)	48,558	$ 2,450,237
Nu Skin Enterprises, Inc. Class A	27,500	2,150,225
		4,600,462
PHARMACEUTICALS — 0.3%
Mallinckrodt PLC (a) (b)	74,841	1,396,533
Prestige Brands Holdings, Inc. (a) (b)	15,631	599,918
		1,996,451
PROFESSIONAL SERVICES — 0.9%
Dun & Bradstreet Corp.	16,062	1,970,004
ManpowerGroup, Inc.	57,990	4,990,620
		6,960,624
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	15,201	2,523,214
ROAD & RAIL — 1.8%
Avis Budget Group, Inc. (a)	64,349	2,091,342
Genesee & Wyoming, Inc. Class A (a)	52,908	4,302,479
Knight-Swift Transportation Holdings, Inc.	57,775	2,207,583
Landstar System, Inc.	11,747	1,282,772
Ryder System, Inc.	46,606	3,349,107
Werner Enterprises, Inc.	18,870	708,569
		13,941,852
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Cree, Inc. (a)	48,390	2,011,572
Cypress Semiconductor Corp.	122,545	1,909,251
First Solar, Inc. (a)	37,546	1,977,173
Synaptics, Inc. (a)	31,143	1,568,673
		7,466,669
SOFTWARE — 1.0%
ACI Worldwide, Inc. (a)	51,307	1,265,744
CommVault Systems, Inc. (a)	18,618	1,225,995
Manhattan Associates, Inc. (a)	23,432	1,101,538
PTC, Inc. (a)	41,597	3,902,215
		7,495,492
SPECIALTY RETAIL — 3.6%
Aaron's, Inc.	55,719	2,420,990
American Eagle Outfitters, Inc.	61,919	1,439,617
AutoNation, Inc. (a) (b)	53,179	2,583,436
Bed Bath & Beyond, Inc. (b)	126,146	2,513,459
Dick's Sporting Goods, Inc.	70,299	2,478,040
See accompanying notes to financial statements.
36

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Michaels Cos., Inc. (a)	99,954	$ 1,916,118
Murphy USA, Inc. (a)	27,826	2,067,193
Sally Beauty Holdings, Inc. (a) (b)	106,161	1,701,761
Signet Jewelers, Ltd.	51,725	2,883,669
Urban Outfitters, Inc. (a)	70,582	3,144,428
Williams-Sonoma, Inc. (b)	67,326	4,132,470
		27,281,181
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a)	103,847	3,113,333
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter's, Inc.	13,076	1,417,308
Deckers Outdoor Corp. (a)	13,732	1,550,205
		2,967,513
THRIFTS & MORTGAGE FINANCE — 0.8%
New York Community Bancorp, Inc.	431,815	4,767,237
Washington Federal, Inc.	44,931	1,469,244
		6,236,481
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	33,897	2,516,175
MSC Industrial Direct Co., Inc. Class A	22,619	1,919,222
NOW, Inc. (a)	97,337	1,297,502
Watsco, Inc.	14,985	2,671,526
		8,404,425
WATER UTILITIES — 0.3%
Aqua America, Inc.	62,477	2,197,941
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	83,289	2,283,784
TOTAL COMMON STOCKS (Cost $738,209,638)		765,847,356
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	454,250	454,250
See accompanying notes to financial statements.
37

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	13,642,451	$ 13,642,451
TOTAL SHORT-TERM INVESTMENTS (Cost $14,096,701)		14,096,701
TOTAL INVESTMENTS — 101.7% (Cost $752,306,339)		779,944,057
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(12,759,156)
NET ASSETS — 100.0%		$ 767,184,901

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 3,760,814	$—	$—	$ 3,760,814
Airlines	5,291,624	—	—	5,291,624
Auto Components	3,097,885	—	—	3,097,885
Banks	76,244,513	—	—	76,244,513
Beverages	1,250,348	—	—	1,250,348
Biotechnology	1,361,195	—	—	1,361,195
Capital Markets	5,954,967	—	—	5,954,967
Chemicals	23,124,981	—	—	23,124,981
Commercial Services & Supplies	7,893,071	—	—	7,893,071
Communications Equipment	13,890,009	—	—	13,890,009
Construction & Engineering	13,655,328	—	—	13,655,328
Consumer Finance	4,460,321	—	—	4,460,321
Containers & Packaging	15,359,913	—	—	15,359,913
Diversified Consumer Services	4,862,297	—	—	4,862,297
Electric Utilities	14,252,524	—	—	14,252,524
Electrical Equipment	16,149,534	—	—	16,149,534
See accompanying notes to financial statements.
38

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electronic Equipment, Instruments & Components	$ 25,217,106	$—	$—	$ 25,217,106
Energy Equipment & Services	29,115,553	—	—	29,115,553
Equity Real Estate Investment Trusts (REITS)	82,510,283	—	—	82,510,283
Food & Staples Retailing	5,397,840	—	—	5,397,840
Food Products	17,206,299	—	—	17,206,299
Gas Utilities	30,682,211	—	—	30,682,211
Health Care Equipment & Supplies	11,983,628	—	—	11,983,628
Health Care Providers & Services	17,288,059	—	—	17,288,059
Health Care Technology	923,412	—	—	923,412
Hotels, Restaurants & Leisure	11,930,148	—	—	11,930,148
Household Durables	3,491,517	—	—	3,491,517
Household Products	1,891,507	—	—	1,891,507
Industrial Conglomerates	3,090,409	—	—	3,090,409
Insurance	49,074,815	—	—	49,074,815
Internet Software & Services	834,354	—	—	834,354
IT Services	19,601,232	—	—	19,601,232
Leisure Equipment & Products	2,784,891	—	—	2,784,891
Life Sciences Tools & Services	2,344,906	—	—	2,344,906
Machinery	29,326,416	—	—	29,326,416
Marine	3,949,766	—	—	3,949,766
Media	9,882,456	—	—	9,882,456
Metals & Mining	31,416,168	—	—	31,416,168
Multi-Utilities	12,355,458	—	—	12,355,458
Multiline Retail	3,263,285	—	—	3,263,285
Oil, Gas & Consumable Fuels	49,505,953	—	—	49,505,953
Paper & Forest Products	2,700,938	—	—	2,700,938
Personal Products	4,600,462	—	—	4,600,462
Pharmaceuticals	1,996,451	—	—	1,996,451
Professional Services	6,960,624	—	—	6,960,624
Real Estate Management & Development	2,523,214	—	—	2,523,214
Road & Rail	13,941,852	—	—	13,941,852
Semiconductors & Semiconductor Equipment	7,466,669	—	—	7,466,669
Software	7,495,492	—	—	7,495,492
Specialty Retail	27,281,181	—	—	27,281,181
Technology Hardware, Storage & Peripherals	3,113,333	—	—	3,113,333
Textiles, Apparel & Luxury Goods	2,967,513	—	—	2,967,513
Thrifts & Mortgage Finance	6,236,481	—	—	6,236,481
Trading Companies & Distributors	8,404,425	—	—	8,404,425
Water Utilities	2,197,941	—	—	2,197,941
See accompanying notes to financial statements.
39

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Wireless Telecommunication Services	$ 2,283,784	$—	$—	$ 2,283,784
Short-Term Investments	14,096,701	—	—	14,096,701
TOTAL INVESTMENTS	$779,944,057	$—	$—	$779,944,057
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,006,370	$2,006,370	$ 51,130,406	$ 52,682,526	$—	$—	454,250	$ 454,250	$ 13,792
State Street Navigator Securities Lending Government Money Market Portfolio	3,435,702	3,435,702	152,724,069	142,517,320	—	—	13,642,451	13,642,451	264,274
Total		$5,442,072	$203,854,475	$195,199,846	$—	$—		$14,096,701	$278,066
See accompanying notes to financial statements.
40

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	41,310	$ 1,920,502
Aerojet Rocketdyne Holdings, Inc. (a)	96,848	2,856,048
Aerovironment, Inc. (a)	27,359	1,954,253
Axon Enterprise, Inc. (a)	73,771	4,660,852
Cubic Corp.	32,179	2,065,892
Engility Holdings, Inc. (a)	23,280	713,299
Mercury Systems, Inc. (a)	62,244	2,369,007
Moog, Inc. Class A	41,838	3,261,690
National Presto Industries, Inc. (b)	6,511	807,364
Triumph Group, Inc. (b)	64,075	1,255,870
		21,864,777
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	33,153	2,377,070
Echo Global Logistics, Inc. (a)	34,098	997,367
Forward Air Corp.	37,729	2,229,029
Hub Group, Inc. Class A (a)	43,355	2,159,079
		7,762,545
AIRLINES — 0.8%
Allegiant Travel Co. (b)	16,176	2,247,655
Hawaiian Holdings, Inc.	65,177	2,343,113
SkyWest, Inc.	66,905	3,472,370
		8,063,138
AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	127,763	1,987,992
Cooper Tire & Rubber Co. (b)	64,776	1,703,609
Cooper-Standard Holdings, Inc. (a)	21,067	2,752,825
Dorman Products, Inc. (a)	38,113	2,603,499
Fox Factory Holding Corp. (a)	48,292	2,247,993
Gentherm, Inc. (a)	47,100	1,851,030
LCI Industries	32,269	2,909,050
Motorcar Parts of America, Inc. (a) (b)	24,587	460,023
Standard Motor Products, Inc.	26,224	1,267,668
Superior Industries International, Inc.	28,703	513,784
		18,297,473
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	37,069	1,505,001
BANKS — 8.4%
Ameris Bancorp	52,116	2,780,389
Banc of California, Inc.	54,704	1,069,463
See accompanying notes to financial statements.
41

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Banner Corp.	41,496	$ 2,495,154
Berkshire Hills Bancorp, Inc.	47,537	1,930,002
Boston Private Financial Holdings, Inc.	109,634	1,743,181
Brookline Bancorp, Inc.	100,566	1,870,528
Central Pacific Financial Corp.	38,553	1,104,543
City Holding Co.	19,825	1,491,435
Columbia Banking System, Inc.	94,495	3,864,846
Community Bank System, Inc.	65,479	3,867,845
Customers Bancorp, Inc. (a)	37,709	1,070,181
CVB Financial Corp.	132,115	2,962,018
Fidelity Southern Corp.	28,117	714,453
First BanCorp (a)	233,193	1,783,926
First Commonwealth Financial Corp.	127,508	1,977,649
First Financial Bancorp	126,091	3,864,689
First Financial Bankshares, Inc. (b)	87,203	4,438,633
First Midwest Bancorp, Inc.	132,788	3,382,110
Franklin Financial Network, Inc. (a)	15,378	578,213
Glacier Bancorp, Inc.	102,054	3,947,449
Great Western Bancorp, Inc.	75,879	3,186,159
Green Bancorp, Inc.	34,296	740,794
Hanmi Financial Corp.	41,744	1,183,442
Heritage Financial Corp.	36,800	1,282,480
Hope Bancorp, Inc.	166,049	2,960,654
Independent Bank Corp./MA	35,368	2,772,851
LegacyTexas Financial Group, Inc.	54,460	2,125,029
National Bank Holdings Corp. Class A	35,358	1,364,465
NBT Bancorp, Inc.	56,148	2,142,046
OFG Bancorp	56,317	791,254
Old National Bancorp	172,611	3,210,565
Opus Bank	22,327	640,785
Pacific Premier Bancorp, Inc. (a)	50,124	1,912,231
S&T Bancorp, Inc.	45,016	1,946,492
Seacoast Banking Corp. of Florida (a)	60,950	1,924,801
ServisFirst Bancshares, Inc.	58,184	2,428,018
Simmons First National Corp. Class A	101,106	3,023,069
Southside Bancshares, Inc.	35,455	1,194,124
Tompkins Financial Corp.	16,101	1,382,754
United Community Banks, Inc.	94,949	2,912,086
Westamerica Bancorporation	34,186	1,931,851
		87,992,657
BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	6,077	821,185
See accompanying notes to financial statements.
42

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
MGP Ingredients, Inc.	16,248	$ 1,442,985
		2,264,170
BIOTECHNOLOGY — 2.7%
Acorda Therapeutics, Inc. (a)	60,357	1,732,246
AMAG Pharmaceuticals, Inc. (a)	43,680	851,760
Cytokinetics, Inc. (a)	66,462	551,634
Eagle Pharmaceuticals, Inc. (a) (b)	10,676	807,746
Emergent BioSolutions, Inc. (a)	45,189	2,281,593
Enanta Pharmaceuticals, Inc. (a)	18,789	2,177,645
Ligand Pharmaceuticals, Inc. (a) (b)	27,259	5,647,247
MiMedx Group, Inc. (a) (b)	122,020	779,708
Momenta Pharmaceuticals, Inc. (a)	98,774	2,019,928
Myriad Genetics, Inc. (a) (b)	90,045	3,364,982
Progenics Pharmaceuticals, Inc. (a) (b)	92,420	743,057
REGENXBIO, Inc. (a)	33,588	2,409,939
Repligen Corp. (a)	48,361	2,274,901
Spectrum Pharmaceuticals, Inc. (a)	120,726	2,530,417
		28,172,803
BUILDING PRODUCTS — 2.2%
AAON, Inc.	52,050	1,730,663
American Woodmark Corp. (a)	18,226	1,668,590
Apogee Enterprises, Inc.	36,567	1,761,432
Gibraltar Industries, Inc. (a)	40,849	1,531,838
Griffon Corp.	38,313	681,971
Insteel Industries, Inc.	23,158	773,477
Patrick Industries, Inc. (a)	30,641	1,741,941
PGT Innovations, Inc. (a)	63,827	1,330,793
Quanex Building Products Corp.	45,694	820,207
Simpson Manufacturing Co., Inc.	52,931	3,291,779
Trex Co., Inc. (a)	76,075	4,761,534
Universal Forest Products, Inc.	78,945	2,890,966
		22,985,191
CAPITAL MARKETS — 1.2%
Donnelley Financial Solutions, Inc. (a)	44,310	769,665
Financial Engines, Inc.	81,385	3,654,186
Greenhill & Co., Inc. (b)	30,240	858,816
INTL. FCStone, Inc. (a)	20,473	1,058,659
Investment Technology Group, Inc.	42,393	886,862
Piper Jaffray Cos.	18,619	1,430,870
Virtus Investment Partners, Inc.	9,102	1,164,601
Waddell & Reed Financial, Inc. Class A (b)	105,206	1,890,552
See accompanying notes to financial statements.
43

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
WisdomTree Investments, Inc.	149,640	$ 1,358,731
		13,072,942
CHEMICALS — 2.9%
A Schulman, Inc.	37,850	1,684,325
AdvanSix, Inc. (a)	39,631	1,451,684
American Vanguard Corp.	34,541	792,716
Balchem Corp.	41,371	4,060,150
Flotek Industries, Inc. (a) (b)	22,888	73,928
FutureFuel Corp.	33,646	471,380
Hawkins, Inc.	12,568	444,279
HB Fuller Co.	65,188	3,499,292
Ingevity Corp. (a)	54,458	4,403,474
Innophos Holdings, Inc.	25,103	1,194,903
Innospec, Inc.	31,438	2,406,579
Koppers Holdings, Inc. (a)	26,577	1,019,228
Kraton Corp. (a)	41,029	1,893,078
LSB Industries, Inc. (a) (b)	18,247	96,709
Quaker Chemical Corp.	17,178	2,660,357
Rayonier Advanced Materials, Inc.	66,433	1,135,340
Stepan Co.	25,730	2,007,197
Tredegar Corp.	32,474	763,139
		30,057,758
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	84,784	2,473,997
Brady Corp. Class A	61,828	2,383,469
Essendant, Inc.	46,091	609,323
Interface, Inc.	77,203	1,771,809
LSC Communications, Inc.	44,681	699,704
Matthews International Corp. Class A	41,717	2,452,960
Mobile Mini, Inc.	57,811	2,711,336
Multi-Color Corp.	17,919	1,158,463
RR Donnelley & Sons Co.	20,051	115,494
Team, Inc. (a) (b)	38,253	883,644
Tetra Tech, Inc.	71,971	4,210,304
UniFirst Corp.	19,968	3,532,339
US Ecology, Inc.	28,107	1,790,416
Viad Corp.	26,330	1,428,403
		26,221,661
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	62,085	921,962
Applied Optoelectronics, Inc. (a) (b)	25,180	1,130,582
CalAmp Corp. (a)	46,593	1,091,674
See accompanying notes to financial statements.
44

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Comtech Telecommunications Corp.	30,532	$ 973,360
Digi International, Inc. (a)	35,386	467,095
Extreme Networks, Inc. (a)	127,041	1,011,246
Finisar Corp. (a) (b)	148,072	2,665,296
Harmonic, Inc. (a)	109,195	464,079
NETGEAR, Inc. (a)	40,422	2,526,375
Oclaro, Inc. (a)	218,766	1,953,581
Viavi Solutions, Inc. (a)	291,401	2,983,946
		16,189,196
CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	42,352	1,090,564
Comfort Systems USA, Inc.	47,572	2,178,797
MYR Group, Inc. (a)	21,122	748,986
Orion Group Holdings, Inc. (a)	36,849	304,373
		4,322,720
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	20,043	1,052,258
CONSUMER FINANCE — 1.6%
Encore Capital Group, Inc. (a)	30,541	1,117,801
Enova International, Inc. (a)	43,321	1,583,382
EZCORP, Inc. Class A (a) (b)	67,573	814,255
FirstCash, Inc.	58,440	5,250,834
Green Dot Corp. Class A (a)	59,555	4,370,741
PRA Group, Inc. (a) (b)	57,925	2,233,009
World Acceptance Corp. (a)	7,790	864,768
		16,234,790
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	34,570	663,744
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	59,420	1,348,834
DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	21,007	884,395
Capella Education Co.	15,023	1,482,770
Career Education Corp. (a)	84,470	1,365,880
Regis Corp. (a)	44,991	744,151
Strayer Education, Inc.	13,857	1,565,979
		6,043,175
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
ATN International, Inc.	14,105	744,321
Cincinnati Bell, Inc. (a)	55,597	872,873
See accompanying notes to financial statements.
45

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Cogent Communications Holdings, Inc.	53,351	$ 2,848,943
Consolidated Communications Holdings, Inc.	83,615	1,033,481
Frontier Communications Corp. (b)	100,730	539,913
Iridium Communications, Inc. (a) (b)	108,610	1,748,621
Vonage Holdings Corp. (a)	278,359	3,588,048
		11,376,200
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	52,167	3,083,070
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	33,406	1,451,491
Encore Wire Corp.	27,144	1,287,983
Powell Industries, Inc.	11,508	400,823
Vicor Corp. (a)	21,371	930,707
		4,071,004
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Anixter International, Inc. (a)	37,514	2,374,636
Badger Meter, Inc.	37,224	1,663,913
Bel Fuse, Inc. Class B	13,081	273,393
Benchmark Electronics, Inc.	61,863	1,803,307
Control4 Corp. (a)	25,649	623,527
CTS Corp.	42,175	1,518,300
Daktronics, Inc.	50,640	430,946
Electro Scientific Industries, Inc. (a)	43,687	688,944
ePlus, Inc. (a)	17,581	1,654,372
Fabrinet (a)	47,958	1,769,171
FARO Technologies, Inc. (a)	21,952	1,193,091
II-VI, Inc. (a)	70,899	3,080,562
Insight Enterprises, Inc. (a)	45,971	2,249,361
Itron, Inc. (a)	43,964	2,640,038
KEMET Corp. (a)	64,327	1,553,497
Knowles Corp. (a)	115,668	1,769,721
Methode Electronics, Inc.	47,464	1,912,799
MTS Systems Corp.	22,911	1,206,264
OSI Systems, Inc. (a)	22,122	1,710,694
Park Electrochemical Corp.	25,180	583,924
Plexus Corp. (a)	42,289	2,517,887
Rogers Corp. (a)	23,683	2,639,707
Sanmina Corp. (a)	88,020	2,578,986
ScanSource, Inc. (a)	32,908	1,326,193
TTM Technologies, Inc. (a)	118,416	2,087,674
		41,850,907
See accompanying notes to financial statements.
46

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.1%
Archrock, Inc.	166,633	$ 1,999,596
Bristow Group, Inc. (b)	26,023	367,185
C&J Energy Services, Inc. (a) (b)	82,225	1,940,510
CARBO Ceramics, Inc. (a) (b)	19,113	175,266
Era Group, Inc. (a)	25,937	335,884
Exterran Corp. (a)	40,951	1,025,413
Geospace Technologies Corp. (a)	15,472	217,536
Gulf Island Fabrication, Inc.	13,676	123,084
Helix Energy Solutions Group, Inc. (a)	181,221	1,509,571
Matrix Service Co. (a)	34,246	628,414
Newpark Resources, Inc. (a)	113,532	1,231,822
Noble Corp. PLC (a) (b)	319,214	2,020,625
Oil States International, Inc. (a)	77,360	2,483,256
Pioneer Energy Services Corp. (a)	98,270	574,879
ProPetro Holding Corp. (a)	92,220	1,446,010
SEACOR Holdings, Inc. (a)	21,492	1,230,847
TETRA Technologies, Inc. (a)	161,482	718,595
Unit Corp. (a)	68,900	1,761,084
US Silica Holdings, Inc. (b)	100,070	2,570,798
		22,360,375
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.7%
Acadia Realty Trust REIT	104,798	2,868,321
Agree Realty Corp. REIT	39,908	2,105,945
American Assets Trust, Inc. REIT	53,515	2,049,089
Armada Hoffler Properties, Inc. REIT	59,016	879,338
CareTrust REIT, Inc.	97,949	1,634,769
CBL & Associates Properties, Inc. REIT (b)	225,152	1,254,097
Cedar Realty Trust, Inc. REIT	102,375	483,210
Chatham Lodging Trust REIT	59,324	1,258,855
Chesapeake Lodging Trust REIT	77,251	2,444,222
Community Healthcare Trust, Inc. REIT	22,400	669,088
DiamondRock Hospitality Co. REIT	258,644	3,176,148
Easterly Government Properties, Inc. REIT	72,878	1,440,069
EastGroup Properties, Inc. REIT	44,812	4,282,235
Four Corners Property Trust, Inc. REIT	78,929	1,944,021
Franklin Street Properties Corp. REIT	139,708	1,195,901
Getty Realty Corp. REIT	42,191	1,188,520
Global Net Lease, Inc. REIT (b)	87,648	1,790,649
Government Properties Income Trust REIT (b)	127,909	2,027,358
Hersha Hospitality Trust REIT	47,935	1,028,206
Independence Realty Trust, Inc. REIT	109,608	1,130,059
Kite Realty Group Trust REIT	107,546	1,836,886
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Lexington Realty Trust REIT	278,527	$ 2,431,541
LTC Properties, Inc. REIT	50,807	2,171,491
National Storage Affiliates Trust REIT	65,717	2,025,398
Pennsylvania Real Estate Investment Trust	92,082	1,011,981
PS Business Parks, Inc. REIT	25,604	3,290,114
Ramco-Gershenson Properties Trust REIT	103,483	1,367,010
Retail Opportunity Investments Corp. REIT	144,984	2,777,893
Saul Centers, Inc. REIT	15,521	831,615
Summit Hotel Properties, Inc. REIT	134,251	1,921,132
Universal Health Realty Income Trust REIT	16,284	1,041,850
Urstadt Biddle Properties, Inc. Class A REIT	38,150	863,335
Washington Prime Group, Inc. REIT (b)	240,572	1,951,039
Whitestone REIT	51,561	643,481
		59,014,866
FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	34,249	1,171,316
SpartanNash Co.	46,149	1,177,723
SUPERVALU, Inc. (a) (b)	49,266	1,010,938
		3,359,977
FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	85,689	2,562,101
Calavo Growers, Inc. (b)	20,214	1,943,576
Cal-Maine Foods, Inc. (a)	38,245	1,753,534
Darling Ingredients, Inc. (a)	212,894	4,232,333
Dean Foods Co.	116,924	1,228,871
J&J Snack Foods Corp.	19,236	2,932,913
John B Sanfilippo & Son, Inc.	11,496	855,877
Seneca Foods Corp. Class A (a)	9,127	246,429
		15,755,634
GAS UTILITIES — 1.0%
Northwest Natural Gas Co.	37,059	2,364,364
South Jersey Industries, Inc. (b)	108,627	3,635,746
Spire, Inc.	64,715	4,572,115
		10,572,225
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abaxis, Inc.	29,632	2,459,752
AngioDynamics, Inc. (a)	47,155	1,048,727
Anika Therapeutics, Inc. (a)	18,415	589,280
CONMED Corp.	32,015	2,343,498
CryoLife, Inc. (a)	42,752	1,190,643
Cutera, Inc. (a)	17,759	715,688
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Heska Corp. (a)	8,570	$ 889,480
Inogen, Inc. (a)	22,456	4,184,227
Integer Holdings Corp. (a)	36,751	2,375,952
Invacare Corp. (b)	43,198	803,483
Lantheus Holdings, Inc. (a)	38,786	564,336
LeMaitre Vascular, Inc.	19,905	666,419
Meridian Bioscience, Inc.	54,461	865,930
Merit Medical Systems, Inc. (a)	64,846	3,320,115
Natus Medical, Inc. (a)	43,491	1,500,440
Neogen Corp. (a)	66,523	5,334,479
OraSure Technologies, Inc. (a)	79,410	1,307,883
Orthofix International NV (a)	23,352	1,326,861
Surmodics, Inc. (a)	17,290	954,408
Tactile Systems Technology, Inc. (a) (b)	19,274	1,002,248
Varex Imaging Corp. (a)	48,667	1,805,059
		35,248,908
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aceto Corp.	3,026	10,137
Amedisys, Inc. (a)	36,714	3,137,579
AMN Healthcare Services, Inc. (a)	61,553	3,607,006
BioTelemetry, Inc. (a)	39,632	1,783,440
Community Health Systems, Inc. (a) (b)	82,840	275,029
CorVel Corp. (a)	12,622	681,588
Cross Country Healthcare, Inc. (a)	47,812	537,885
Diplomat Pharmacy, Inc. (a)	62,735	1,603,507
Ensign Group, Inc.	62,304	2,231,729
HealthEquity, Inc. (a)	67,550	5,073,005
Kindred Healthcare, Inc. (a)	119,294	1,073,646
LHC Group, Inc. (a)	37,665	3,223,747
Magellan Health, Inc. (a)	31,721	3,043,630
Owens & Minor, Inc.	79,011	1,320,274
Providence Service Corp. (a)	14,200	1,115,410
Quorum Health Corp. (a)	37,269	186,345
Select Medical Holdings Corp. (a)	137,695	2,499,164
Tivity Health, Inc. (a)	44,576	1,569,075
US Physical Therapy, Inc.	16,346	1,569,216
		34,541,412
HEALTH CARE TECHNOLOGY — 0.8%
Computer Programs & Systems, Inc.	14,730	484,617
HealthStream, Inc.	33,549	916,223
HMS Holdings Corp. (a)	106,754	2,308,021
Omnicell, Inc. (a)	49,933	2,618,986
Quality Systems, Inc. (a)	61,615	1,201,493
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a)	16,796	$ 1,072,089
		8,601,429
HOTELS, RESTAURANTS & LEISURE — 2.3%
Belmond, Ltd. Class A (a)	107,893	1,203,007
BJ's Restaurants, Inc.	23,277	1,396,620
Chuy's Holdings, Inc. (a)	22,254	683,198
Dave & Buster's Entertainment, Inc. (a)	50,921	2,423,840
Dine Brands Global, Inc. (b)	23,064	1,725,187
El Pollo Loco Holdings, Inc. (a)	28,061	319,895
Fiesta Restaurant Group, Inc. (a)	35,585	1,021,290
Marriott Vacations Worldwide Corp. (b)	30,357	3,429,127
Monarch Casino & Resort, Inc. (a)	14,583	642,381
Penn National Gaming, Inc. (a)	108,608	3,648,143
Red Robin Gourmet Burgers, Inc. (a) (b)	16,967	790,662
Ruth's Hospitality Group, Inc.	37,262	1,045,199
Shake Shack, Inc. Class A (a)	24,215	1,602,549
Sonic Corp. (b)	48,379	1,665,205
Wingstop, Inc.	37,253	1,941,626
		23,537,929
HOUSEHOLD DURABLES — 2.0%
Cavco Industries, Inc. (a)	10,989	2,281,866
Ethan Allen Interiors, Inc.	33,053	809,798
Installed Building Products, Inc. (a)	27,049	1,529,621
iRobot Corp. (a) (b)	35,916	2,721,355
La-Z-Boy, Inc.	60,633	1,855,370
LGI Homes, Inc. (a) (b)	23,229	1,341,010
M/I Homes, Inc. (a)	36,487	966,176
MDC Holdings, Inc.	57,787	1,778,106
Meritage Homes Corp. (a)	48,878	2,148,188
TopBuild Corp. (a)	45,852	3,592,046
Universal Electronics, Inc. (a)	18,733	619,126
William Lyon Homes Class A (a)	36,317	842,554
		20,485,216
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	13,582	590,545
Central Garden & Pet Co. Class A (a)	45,570	1,844,218
WD-40 Co. (b)	17,972	2,628,405
		5,063,168
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	45,787	1,760,510
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
INSURANCE — 3.4%
Ambac Financial Group, Inc. (a)	58,518	$ 1,161,582
American Equity Investment Life Holding Co.	115,806	4,169,016
AMERISAFE, Inc.	24,551	1,417,820
eHealth, Inc. (a)	20,888	461,625
Employers Holdings, Inc.	42,390	1,704,078
HCI Group, Inc.	10,027	416,822
Horace Mann Educators Corp.	52,478	2,340,519
Infinity Property & Casualty Corp.	14,238	2,026,779
James River Group Holdings, Ltd.	38,248	1,502,764
Maiden Holdings, Ltd.	89,478	693,455
Navigators Group, Inc.	28,950	1,650,150
ProAssurance Corp.	68,951	2,444,313
RLI Corp.	50,323	3,330,879
Safety Insurance Group, Inc.	19,663	1,679,220
Selective Insurance Group, Inc.	75,935	4,176,425
Stewart Information Services Corp.	30,888	1,330,346
Third Point Reinsurance, Ltd. (a)	107,606	1,345,075
United Fire Group, Inc.	27,578	1,503,277
United Insurance Holdings Corp.	26,958	527,838
Universal Insurance Holdings, Inc.	41,680	1,462,968
		35,344,951
INTERNET & CATALOG RETAIL — 0.6%
FTD Cos., Inc. (a)	12,045	55,889
Nutrisystem, Inc.	38,685	1,489,372
PetMed Express, Inc. (b)	26,490	1,166,884
Shutterfly, Inc. (a)	42,087	3,789,093
		6,501,238
INTERNET SOFTWARE & SERVICES — 1.6%
Alarm.com Holdings, Inc. (a) (b)	32,607	1,316,671
Blucora, Inc. (a)	60,260	2,229,620
Liquidity Services, Inc. (a)	34,300	224,665
LivePerson, Inc. (a)	71,910	1,517,301
NIC, Inc.	85,227	1,325,280
QuinStreet, Inc. (a)	47,223	599,732
Shutterstock, Inc. (a)	24,006	1,139,325
SPS Commerce, Inc. (a)	22,011	1,617,368
Stamps.com, Inc. (a)	21,403	5,416,029
XO Group, Inc. (a)	31,661	1,013,152
		16,399,143
IT SERVICES — 2.2%
CACI International, Inc. Class A (a)	31,778	5,356,182
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Cardtronics PLC Class A (a)	59,180	$ 1,430,972
CSG Systems International, Inc.	43,082	1,760,761
EVERTEC, Inc.	77,281	1,688,590
ExlService Holdings, Inc. (a)	44,046	2,493,444
ManTech International Corp. Class A	33,575	1,800,963
Perficient, Inc. (a)	45,394	1,197,040
Sykes Enterprises, Inc. (a)	51,999	1,496,531
Travelport Worldwide, Ltd.	161,499	2,994,192
TTEC Holdings, Inc.	18,648	644,288
Virtusa Corp. (a)	35,770	1,741,284
		22,604,247
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	121,259	2,300,283
Nautilus, Inc. (a)	39,758	624,201
Sturm Ruger & Co., Inc.	22,712	1,271,872
Vista Outdoor, Inc. (a)	73,791	1,143,022
		5,339,378
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Cambrex Corp. (a)	42,296	2,212,081
Luminex Corp.	53,492	1,579,619
		3,791,700
MACHINERY — 5.3%
Actuant Corp. Class A	77,317	2,269,254
Alamo Group, Inc.	12,293	1,110,795
Albany International Corp. Class A	37,391	2,249,069
Astec Industries, Inc.	24,701	1,477,120
Barnes Group, Inc.	62,172	3,661,931
Briggs & Stratton Corp.	55,780	982,286
Chart Industries, Inc. (a)	39,760	2,452,397
CIRCOR International, Inc.	25,577	945,326
EnPro Industries, Inc.	26,948	1,885,013
ESCO Technologies, Inc.	33,143	1,912,351
Federal Signal Corp.	76,938	1,791,886
Franklin Electric Co., Inc.	49,877	2,249,453
Greenbrier Cos., Inc. (b)	36,832	1,942,888
Harsco Corp. (a)	103,614	2,289,869
Hillenbrand, Inc.	80,275	3,784,966
John Bean Technologies Corp.	40,850	3,631,565
Lindsay Corp.	13,698	1,328,569
Lydall, Inc. (a)	22,651	988,716
Mueller Industries, Inc.	74,118	2,187,222
Proto Labs, Inc. (a)	32,166	3,826,146
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SPX Corp. (a)	55,132	$ 1,932,376
SPX FLOW, Inc. (a)	54,839	2,400,303
Standex International Corp.	16,515	1,687,833
Tennant Co.	23,256	1,837,224
Titan International, Inc.	65,047	697,954
Wabash National Corp. (b)	74,161	1,383,844
Watts Water Technologies, Inc. Class A	35,757	2,803,349
		55,709,705
MARINE — 0.2%
Matson, Inc.	54,599	2,095,510
MEDIA — 1.0%
EW Scripps Co. Class A	70,476	943,674
Gannett Co., Inc.	145,850	1,560,595
Marcus Corp.	24,677	802,002
New Media Investment Group, Inc.	77,194	1,426,545
Scholastic Corp.	35,557	1,575,531
World Wrestling Entertainment, Inc. Class A (b)	51,590	3,756,784
		10,065,131
METALS & MINING — 0.9%
AK Steel Holding Corp. (a) (b)	405,468	1,759,731
Century Aluminum Co. (a)	65,075	1,024,931
Haynes International, Inc.	16,489	605,806
Kaiser Aluminum Corp.	21,558	2,244,404
Materion Corp.	25,889	1,401,889
Olympic Steel, Inc.	11,918	243,246
SunCoke Energy, Inc. (a)	84,111	1,127,088
TimkenSteel Corp. (a) (b)	51,200	837,120
		9,244,215
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	142,866	2,611,590
ARMOUR Residential REIT, Inc. (b)	53,919	1,229,892
Capstead Mortgage Corp. REIT	120,765	1,080,847
Invesco Mortgage Capital, Inc. REIT	143,823	2,286,786
New York Mortgage Trust, Inc. REIT (b)	146,708	881,715
PennyMac Mortgage Investment Trust REIT	78,995	1,500,115
		9,590,945
MULTI-UTILITIES — 0.4%
Avista Corp.	84,603	4,455,194
MULTILINE RETAIL — 0.1%
JC Penney Co., Inc. (a) (b)	396,552	927,932
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.0%
Carrizo Oil & Gas, Inc. (a) (b)	99,893	$ 2,782,020
Cloud Peak Energy, Inc. (a)	79,936	278,977
CONSOL Energy, Inc. (a)	32,324	1,239,625
Denbury Resources, Inc. (a) (b)	514,383	2,474,182
Green Plains, Inc. (b)	48,822	893,443
HighPoint Resources Corp. (a) (b)	103,238	627,687
Par Pacific Holdings, Inc. (a)	33,070	574,757
PDC Energy, Inc. (a)	85,051	5,141,333
Penn Virginia Corp. (a)	14,820	1,258,070
Renewable Energy Group, Inc. (a) (b)	42,787	763,748
REX American Resources Corp. (a)	7,349	595,048
Ring Energy, Inc. (a)	69,815	881,065
SRC Energy, Inc. (a) (b)	311,918	3,437,336
		20,947,291
PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co.	49,667	2,220,115
Clearwater Paper Corp. (a)	16,753	386,994
KapStone Paper and Packaging Corp.	113,084	3,901,398
Neenah, Inc.	21,777	1,847,778
PH Glatfelter Co.	56,971	1,116,062
Schweitzer-Mauduit International, Inc.	40,037	1,750,418
		11,222,765
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	561,471	909,583
Inter Parfums, Inc.	21,914	1,172,399
Medifast, Inc.	13,487	2,160,078
		4,242,060
PHARMACEUTICALS — 1.5%
Amphastar Pharmaceuticals, Inc. (a)	45,182	689,477
ANI Pharmaceuticals, Inc. (a)	11,482	766,998
Corcept Therapeutics, Inc. (a) (b)	122,782	1,930,133
Depomed, Inc. (a)	65,149	434,544
Endo International PLC (a) (b)	258,387	2,436,589
Innoviva, Inc. (a)	88,969	1,227,772
Lannett Co., Inc. (a) (b)	22,927	311,807
Medicines Co. (a) (b)	82,991	3,045,770
Phibro Animal Health Corp. Class A	25,238	1,162,210
Supernus Pharmaceuticals, Inc. (a)	66,454	3,977,272
		15,982,572
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.7%
ASGN, Inc. (a)	63,205	$ 4,941,999
Exponent, Inc.	66,433	3,208,714
Forrester Research, Inc.	12,887	540,610
FTI Consulting, Inc. (a)	48,774	2,949,851
Heidrick & Struggles International, Inc.	24,028	840,980
Insperity, Inc.	47,651	4,538,758
Kelly Services, Inc. Class A	39,143	878,760
Korn/Ferry International	72,874	4,513,087
Navigant Consulting, Inc. (a)	58,024	1,284,651
Resources Connection, Inc.	37,768	638,279
TrueBlue, Inc. (a)	48,502	1,307,129
WageWorks, Inc. (a)	50,855	2,542,750
		28,185,568
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
HFF, Inc. Class A	47,483	1,631,041
RE/MAX Holdings, Inc. Class A	23,094	1,211,280
		2,842,321
ROAD & RAIL — 0.6%
ArcBest Corp.	32,965	1,506,500
Heartland Express, Inc.	64,172	1,190,391
Marten Transport, Ltd.	49,767	1,167,036
Saia, Inc. (a)	32,968	2,665,463
		6,529,390
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	50,469	2,931,744
Axcelis Technologies, Inc. (a)	41,009	811,978
Brooks Automation, Inc.	90,650	2,957,003
Cabot Microelectronics Corp.	33,003	3,549,803
CEVA, Inc. (a)	28,987	875,407
Cohu, Inc.	36,929	905,130
Diodes, Inc. (a)	49,339	1,700,715
DSP Group, Inc. (a)	29,721	370,027
FormFactor, Inc. (a)	93,804	1,247,593
Kopin Corp. (a) (b)	79,759	228,111
Kulicke & Soffa Industries, Inc.	88,643	2,111,476
MaxLinear, Inc. (a)	78,687	1,226,730
Nanometrics, Inc. (a)	30,427	1,077,420
PDF Solutions, Inc. (a) (b)	33,875	405,823
Photronics, Inc. (a)	87,921	701,170
Power Integrations, Inc.	38,004	2,776,192
Rambus, Inc. (a)	139,908	1,754,446
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Rudolph Technologies, Inc. (a)	41,215	$ 1,219,964
Semtech Corp. (a)	85,052	4,001,697
SolarEdge Technologies, Inc. (a) (b)	48,765	2,333,405
Ultra Clean Holdings, Inc. (a)	49,545	822,447
Veeco Instruments, Inc. (a)	56,286	802,076
Xperi Corp.	58,739	945,698
		35,756,055
SOFTWARE — 1.8%
8x8, Inc. (a)	118,806	2,382,060
Agilysys, Inc. (a)	19,957	309,333
Bottomline Technologies de, Inc. (a)	44,906	2,237,666
Ebix, Inc. (b)	28,247	2,153,834
MicroStrategy, Inc. Class A (a)	12,176	1,555,484
Monotype Imaging Holdings, Inc.	53,514	1,086,334
OneSpan, Inc. (a)	39,246	771,184
Progress Software Corp.	58,374	2,266,079
Qualys, Inc. (a)	41,899	3,532,086
TiVo Corp.	157,808	2,122,518
		18,416,578
SPECIALTY RETAIL — 4.1%
Abercrombie & Fitch Co. Class A	87,666	2,146,064
Asbury Automotive Group, Inc. (a)	23,655	1,621,550
Ascena Retail Group, Inc. (a)	213,672	851,483
Barnes & Noble Education, Inc. (a)	48,929	275,960
Barnes & Noble, Inc.	66,182	420,256
Big 5 Sporting Goods Corp. (b)	26,961	204,904
Buckle, Inc. (b)	36,798	989,866
Caleres, Inc.	55,293	1,901,526
Cato Corp. Class A	30,033	739,412
Chico's FAS, Inc.	166,565	1,355,839
Children's Place, Inc. (b)	21,293	2,572,194
DSW, Inc. Class A	92,960	2,400,227
Express, Inc. (a)	98,132	897,908
Francesca's Holdings Corp. (a)	42,705	322,423
GameStop Corp. Class A (b)	130,526	1,901,764
Genesco, Inc. (a)	25,905	1,028,428
Group 1 Automotive, Inc.	25,625	1,614,375
Guess?, Inc. (b)	75,882	1,623,875
Haverty Furniture Cos., Inc.	25,147	543,175
Hibbett Sports, Inc. (a) (b)	24,730	566,317
Kirkland's, Inc. (a)	20,781	241,891
Lithia Motors, Inc. Class A (b)	30,926	2,924,672
Lumber Liquidators Holdings, Inc. (a) (b)	32,817	799,094
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
MarineMax, Inc. (a)	28,969	$ 548,962
Monro, Inc. (b)	42,196	2,451,588
Office Depot, Inc.	663,356	1,691,558
Rent-A-Center, Inc.	68,405	1,006,922
RH (a)	24,755	3,458,273
Shoe Carnival, Inc.	13,299	431,552
Sleep Number Corp. (a)	48,151	1,397,342
Sonic Automotive, Inc. Class A (b)	30,606	630,484
Tailored Brands, Inc.	64,401	1,643,513
Tile Shop Holdings, Inc.	45,430	349,811
Vitamin Shoppe, Inc. (a) (b)	23,380	162,491
Zumiez, Inc. (a)	23,898	598,645
		42,314,344
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a) (b)	147,409	2,035,718
Cray, Inc. (a)	52,132	1,282,447
Diebold Nixdorf, Inc. (b)	98,279	1,174,434
Electronics For Imaging, Inc. (a)	57,349	1,867,284
Super Micro Computer, Inc. (a)	48,637	1,150,265
		7,510,148
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	88,368	1,556,160
Fossil Group, Inc. (a)	56,896	1,528,795
G-III Apparel Group, Ltd. (a)	53,616	2,380,550
Movado Group, Inc.	20,193	975,322
Oxford Industries, Inc.	21,618	1,793,862
Perry Ellis International, Inc. (a)	15,433	419,315
Steven Madden, Ltd.	67,596	3,589,348
Unifi, Inc. (a)	22,229	704,659
Vera Bradley, Inc. (a)	24,613	345,567
Wolverine World Wide, Inc.	121,763	4,233,699
		17,527,277
THRIFTS & MORTGAGE FINANCE — 1.6%
BofI Holding, Inc. (a)	70,948	2,902,483
Dime Community Bancshares, Inc.	39,313	766,604
HomeStreet, Inc. (a)	35,139	946,996
Meta Financial Group, Inc.	11,661	1,135,781
NMI Holdings, Inc. Class A (a)	75,409	1,229,167
Northfield Bancorp, Inc.	60,958	1,013,122
Northwest Bancshares, Inc.	132,241	2,299,671
Oritani Financial Corp.	51,483	834,025
Provident Financial Services, Inc.	78,419	2,158,875
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
TrustCo Bank Corp. NY	125,755	$ 1,119,219
Walker & Dunlop, Inc.	36,090	2,008,408
		16,414,351
TOBACCO — 0.2%
Universal Corp.	32,111	2,120,932
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	49,876	3,498,802
DXP Enterprises, Inc. (a)	20,740	792,268
Kaman Corp.	35,751	2,491,487
Veritiv Corp. (a)	14,611	582,248
		7,364,805
WATER UTILITIES — 0.5%
American States Water Co.	47,185	2,697,094
California Water Service Group	61,988	2,414,433
		5,111,527
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	26,289	395,649
TOTAL COMMON STOCKS (Cost $874,732,154)		1,039,750,585
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	1,578,423	1,578,423
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	25,802,547	25,802,547
TOTAL SHORT-TERM INVESTMENTS (Cost $27,380,970)		27,380,970
TOTAL INVESTMENTS — 102.2% (Cost $902,113,124)		1,067,131,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(23,291,801)
NET ASSETS — 100.0%		$ 1,043,839,754

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 21,864,777	$—	$—	$ 21,864,777
Air Freight & Logistics	7,762,545	—	—	7,762,545
Airlines	8,063,138	—	—	8,063,138
Auto Components	18,297,473	—	—	18,297,473
Automobiles	1,505,001	—	—	1,505,001
Banks	87,992,657	—	—	87,992,657
Beverages	2,264,170	—	—	2,264,170
Biotechnology	28,172,803	—	—	28,172,803
Building Products	22,985,191	—	—	22,985,191
Capital Markets	13,072,942	—	—	13,072,942
Chemicals	30,057,758	—	—	30,057,758
Commercial Services & Supplies	26,221,661	—	—	26,221,661
Communications Equipment	16,189,196	—	—	16,189,196
Construction & Engineering	4,322,720	—	—	4,322,720
Construction Materials	1,052,258	—	—	1,052,258
Consumer Finance	16,234,790	—	—	16,234,790
Containers & Packaging	663,744	—	—	663,744
Distributors	1,348,834	—	—	1,348,834
Diversified Consumer Services	6,043,175	—	—	6,043,175
Diversified Telecommunication Services	11,376,200	—	—	11,376,200
Electric Utilities	3,083,070	—	—	3,083,070
Electrical Equipment	4,071,004	—	—	4,071,004
Electronic Equipment, Instruments & Components	41,850,907	—	—	41,850,907
Energy Equipment & Services	22,360,375	—	—	22,360,375
Equity Real Estate Investment Trusts (REITS)	59,014,866	—	—	59,014,866
Food & Staples Retailing	3,359,977	—	—	3,359,977
Food Products	15,755,634	—	—	15,755,634
Gas Utilities	10,572,225	—	—	10,572,225
Health Care Equipment & Supplies	35,248,908	—	—	35,248,908
Health Care Providers & Services	34,541,412	—	—	34,541,412
Health Care Technology	8,601,429	—	—	8,601,429
Hotels, Restaurants & Leisure	23,537,929	—	—	23,537,929
Household Durables	20,485,216	—	—	20,485,216
Household Products	5,063,168	—	—	5,063,168
See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Industrial Conglomerates	$ 1,760,510	$—	$—	$ 1,760,510
Insurance	35,344,951	—	—	35,344,951
Internet & Catalog Retail	6,501,238	—	—	6,501,238
Internet Software & Services	16,399,143	—	—	16,399,143
IT Services	22,604,247	—	—	22,604,247
Leisure Equipment & Products	5,339,378	—	—	5,339,378
Life Sciences Tools & Services	3,791,700	—	—	3,791,700
Machinery	55,709,705	—	—	55,709,705
Marine	2,095,510	—	—	2,095,510
Media	10,065,131	—	—	10,065,131
Metals & Mining	9,244,215	—	—	9,244,215
Mortgage Real Estate Investment Trust (REITs)	9,590,945	—	—	9,590,945
Multi-Utilities	4,455,194	—	—	4,455,194
Multiline Retail	927,932	—	—	927,932
Oil, Gas & Consumable Fuels	20,947,291	—	—	20,947,291
Paper & Forest Products	11,222,765	—	—	11,222,765
Personal Products	4,242,060	—	—	4,242,060
Pharmaceuticals	15,982,572	—	—	15,982,572
Professional Services	28,185,568	—	—	28,185,568
Real Estate Management & Development	2,842,321	—	—	2,842,321
Road & Rail	6,529,390	—	—	6,529,390
Semiconductors & Semiconductor Equipment	35,756,055	—	—	35,756,055
Software	18,416,578	—	—	18,416,578
Specialty Retail	42,314,344	—	—	42,314,344
Technology Hardware, Storage & Peripherals	7,510,148	—	—	7,510,148
Textiles, Apparel & Luxury Goods	17,527,277	—	—	17,527,277
Thrifts & Mortgage Finance	16,414,351	—	—	16,414,351
Tobacco	2,120,932	—	—	2,120,932
Trading Companies & Distributors	7,364,805	—	—	7,364,805
Water Utilities	5,111,527	—	—	5,111,527
Wireless Telecommunication Services	395,649	—	—	395,649
Short-Term Investments	27,380,970	—	—	27,380,970
TOTAL INVESTMENTS	$1,067,131,555	$—	$—	$1,067,131,555
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,256,276	$ 1,256,276	$ 52,612,830	$ 52,290,683	$—	$—	1,578,423	$ 1,578,423	$ 14,533
State Street Navigator Securities Lending Government Money Market Portfolio	15,886,619	15,886,619	147,235,301	137,319,373	—	—	25,802,547	25,802,547	718,622
Total		$17,142,895	$199,848,131	$189,610,056	$—	$—		$27,380,970	$733,155
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Aerojet Rocketdyne Holdings, Inc. (a)	385,397	$ 11,365,358
Aerovironment, Inc. (a)	108,822	7,773,156
Axon Enterprise, Inc. (a)	293,483	18,542,256
Cubic Corp.	63,322	4,065,272
Mercury Systems, Inc. (a)	246,465	9,380,458
Moog, Inc. Class A	77,817	6,066,613
		57,193,113
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	150,445	8,888,291
AIRLINES — 0.3%
Allegiant Travel Co. (b)	38,076	5,290,660
AUTO COMPONENTS — 1.5%
Dorman Products, Inc. (a)	77,851	5,318,002
Fox Factory Holding Corp. (a)	193,252	8,995,881
Gentherm, Inc. (a)	83,367	3,276,323
LCI Industries	129,754	11,697,323
Motorcar Parts of America, Inc. (a) (b)	45,781	856,562
		30,144,091
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	146,819	5,960,851
BANKS — 6.9%
Ameris Bancorp	124,210	6,626,603
Banc of California, Inc.	119,147	2,329,324
Banner Corp.	71,842	4,319,859
Berkshire Hills Bancorp, Inc.	54,469	2,211,441
Brookline Bancorp, Inc.	170,914	3,179,000
Central Pacific Financial Corp.	91,613	2,624,712
City Holding Co.	38,112	2,867,166
Columbia Banking System, Inc.	187,272	7,659,425
Customers Bancorp, Inc. (a)	74,252	2,107,272
CVB Financial Corp. (b)	283,149	6,348,201
First Commonwealth Financial Corp.	308,017	4,777,344
First Financial Bancorp	230,783	7,073,499
First Financial Bankshares, Inc. (b)	204,082	10,387,774
Franklin Financial Network, Inc. (a)	15,425	579,980
Glacier Bancorp, Inc.	236,438	9,145,422
Green Bancorp, Inc.	94,801	2,047,702
Hanmi Financial Corp.	90,600	2,568,510
Heritage Financial Corp.	94,900	3,307,265
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Independent Bank Corp./MA	71,334	$ 5,592,586
LegacyTexas Financial Group, Inc.	217,767	8,497,268
National Bank Holdings Corp. Class A	138,690	5,352,047
Pacific Premier Bancorp, Inc. (a)	199,528	7,611,993
S&T Bancorp, Inc.	84,871	3,669,822
Seacoast Banking Corp. of Florida (a)	180,876	5,712,064
ServisFirst Bancshares, Inc.	231,601	9,664,710
Tompkins Financial Corp.	28,160	2,418,381
United Community Banks, Inc.	198,671	6,093,239
Westamerica Bancorporation	58,902	3,328,552
		138,101,161
BEVERAGES — 0.4%
Coca-Cola Bottling Co. Consolidated	23,643	3,194,879
MGP Ingredients, Inc.	64,394	5,718,831
		8,913,710
BIOTECHNOLOGY — 4.6%
Cytokinetics, Inc. (a)	101,263	840,483
Eagle Pharmaceuticals, Inc. (a) (b)	43,245	3,271,916
Emergent BioSolutions, Inc. (a)	182,479	9,213,365
Enanta Pharmaceuticals, Inc. (a)	73,818	8,555,506
Ligand Pharmaceuticals, Inc. (a) (b)	109,167	22,616,127
MiMedx Group, Inc. (a) (b)	519,948	3,322,468
Momenta Pharmaceuticals, Inc. (a)	394,255	8,062,515
Myriad Genetics, Inc. (a)	358,172	13,384,887
Progenics Pharmaceuticals, Inc. (a) (b)	133,668	1,074,691
REGENXBIO, Inc. (a)	65,469	4,697,401
Repligen Corp. (a) (b)	192,145	9,038,501
Spectrum Pharmaceuticals, Inc. (a)	316,179	6,627,112
		90,704,972
BUILDING PRODUCTS — 3.4%
AAON, Inc.	127,747	4,247,588
American Woodmark Corp. (a)	72,503	6,637,650
Apogee Enterprises, Inc.	79,394	3,824,409
Griffon Corp.	84,745	1,508,461
Patrick Industries, Inc. (a)	120,917	6,874,131
PGT Innovations, Inc. (a)	253,264	5,280,554
Quanex Building Products Corp.	111,079	1,993,868
Simpson Manufacturing Co., Inc.	210,831	13,111,580
Trex Co., Inc. (a)	301,129	18,847,664
Universal Forest Products, Inc.	163,380	5,982,976
		68,308,881
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CAPITAL MARKETS — 0.6%
Financial Engines, Inc.	144,921	$ 6,506,953
Piper Jaffray Cos.	34,652	2,663,006
WisdomTree Investments, Inc.	317,557	2,883,418
		12,053,377
CHEMICALS — 3.1%
AdvanSix, Inc. (a)	81,529	2,986,407
American Vanguard Corp.	91,788	2,106,535
Balchem Corp.	97,030	9,522,524
HB Fuller Co.	118,894	6,382,230
Ingevity Corp. (a)	215,356	17,413,686
Innospec, Inc.	61,056	4,673,837
Koppers Holdings, Inc. (a)	105,938	4,062,722
Kraton Corp. (a)	162,868	7,514,730
Quaker Chemical Corp.	41,444	6,418,432
		61,081,103
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brady Corp. Class A	110,387	4,255,419
Interface, Inc.	304,211	6,981,642
Mobile Mini, Inc.	128,853	6,043,206
Multi-Color Corp.	32,458	2,098,410
RR Donnelley & Sons Co.	108,468	624,776
Tetra Tech, Inc.	156,441	9,151,798
UniFirst Corp.	37,887	6,702,210
US Ecology, Inc.	69,981	4,457,790
Viad Corp.	54,811	2,973,497
		43,288,748
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	128,207	1,903,874
Applied Optoelectronics, Inc. (a) (b)	99,714	4,477,159
CalAmp Corp. (a)	181,628	4,255,544
Extreme Networks, Inc. (a)	587,583	4,677,161
Oclaro, Inc. (a)	479,093	4,278,300
Viavi Solutions, Inc. (a)	718,264	7,355,023
		26,947,061
CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	190,957	8,745,831
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	79,638	4,180,995
CONSUMER FINANCE — 2.1%
Encore Capital Group, Inc. (a)	70,691	2,587,290
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
FirstCash, Inc.	231,813	$ 20,828,398
Green Dot Corp. Class A (a)	239,043	17,543,366
		40,959,054
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	87,534	1,680,653
DIVERSIFIED CONSUMER SERVICES — 0.5%
Capella Education Co.	28,430	2,806,041
Career Education Corp. (a)	212,749	3,440,152
Strayer Education, Inc.	33,826	3,822,676
		10,068,869
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Cogent Communications Holdings, Inc.	212,373	11,340,718
Vonage Holdings Corp. (a)	1,105,576	14,250,875
		25,591,593
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	109,634	6,479,369
ELECTRICAL EQUIPMENT — 0.2%
Vicor Corp. (a)	84,104	3,662,729
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Badger Meter, Inc.	94,975	4,245,382
Control4 Corp. (a)	103,485	2,515,720
CTS Corp.	90,368	3,253,248
Electro Scientific Industries, Inc. (a) (b)	172,939	2,727,248
ePlus, Inc. (a)	48,280	4,543,148
FARO Technologies, Inc. (a)	55,870	3,036,534
II-VI, Inc. (a)	282,091	12,256,854
Itron, Inc. (a)	67,791	4,070,850
KEMET Corp. (a)	250,501	6,049,599
Methode Electronics, Inc.	91,242	3,677,053
OSI Systems, Inc. (a)	43,494	3,363,391
Park Electrochemical Corp.	36,156	838,458
Rogers Corp. (a)	93,884	10,464,311
TTM Technologies, Inc. (a)	472,251	8,325,785
		69,367,581
ENERGY EQUIPMENT & SERVICES — 0.3%
C&J Energy Services, Inc. (a) (b)	64,256	1,516,441
CARBO Ceramics, Inc. (a) (b)	34,033	312,083
ProPetro Holding Corp. (a) (b)	258,450	4,052,496
		5,881,020
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.4%
Agree Realty Corp. REIT	79,226	$ 4,180,756
American Assets Trust, Inc. REIT	96,256	3,685,642
Armada Hoffler Properties, Inc. REIT	134,168	1,999,103
CareTrust REIT, Inc.	231,738	3,867,707
Chesapeake Lodging Trust REIT	133,346	4,219,067
Community Healthcare Trust, Inc. REIT (b)	41,249	1,232,108
Easterly Government Properties, Inc. REIT	289,906	5,728,543
EastGroup Properties, Inc. REIT	178,386	17,046,566
Four Corners Property Trust, Inc. REIT	313,369	7,718,278
Getty Realty Corp. REIT	92,292	2,599,866
Global Net Lease, Inc. REIT (b)	180,404	3,685,654
Lexington Realty Trust REIT	1,104,871	9,645,524
LTC Properties, Inc. REIT	107,395	4,590,062
National Storage Affiliates Trust REIT	256,430	7,903,173
PS Business Parks, Inc. REIT	59,151	7,600,903
Ramco-Gershenson Properties Trust REIT	262,127	3,462,698
Retail Opportunity Investments Corp. REIT	287,074	5,500,338
Saul Centers, Inc. REIT	31,924	1,710,488
Summit Hotel Properties, Inc. REIT	345,794	4,948,312
Universal Health Realty Income Trust REIT	64,629	4,134,963
Urstadt Biddle Properties, Inc. Class A REIT	59,463	1,345,648
Whitestone REIT (b)	85,246	1,063,870
		107,869,269
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	214,581	6,415,972
Calavo Growers, Inc. (b)	80,760	7,765,074
Cal-Maine Foods, Inc. (a)	64,579	2,960,947
Darling Ingredients, Inc. (a)	429,469	8,537,844
J&J Snack Foods Corp.	48,203	7,349,511
		33,029,348
GAS UTILITIES — 0.5%
Northwest Natural Gas Co.	63,870	4,074,906
South Jersey Industries, Inc. (b)	188,709	6,316,090
		10,390,996
HEALTH CARE EQUIPMENT & SUPPLIES — 5.5%
Abaxis, Inc.	67,192	5,577,608
Anika Therapeutics, Inc. (a)	43,377	1,388,064
CONMED Corp.	61,675	4,514,610
CryoLife, Inc. (a)	76,703	2,136,179
Cutera, Inc. (a)	69,964	2,819,549
Heska Corp. (a)	33,730	3,500,837
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Inogen, Inc. (a)	88,814	$ 16,548,713
Integer Holdings Corp. (a)	145,740	9,422,091
Lantheus Holdings, Inc. (a)	155,003	2,255,294
LeMaitre Vascular, Inc.	78,601	2,631,561
Meridian Bioscience, Inc.	86,548	1,376,113
Merit Medical Systems, Inc. (a)	257,758	13,197,210
Natus Medical, Inc. (a)	88,447	3,051,421
Neogen Corp. (a)	263,829	21,156,447
OraSure Technologies, Inc. (a)	311,134	5,124,377
Orthofix International NV (a)	96,514	5,483,925
Surmodics, Inc. (a)	67,823	3,743,830
Tactile Systems Technology, Inc. (a)	43,775	2,276,300
Varex Imaging Corp. (a)	103,550	3,840,669
		110,044,798
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Amedisys, Inc. (a)	146,334	12,505,704
AMN Healthcare Services, Inc. (a)	244,692	14,338,951
BioTelemetry, Inc. (a)	158,946	7,152,570
CorVel Corp. (a)	49,820	2,690,280
Ensign Group, Inc.	137,208	4,914,790
HealthEquity, Inc. (a)	266,920	20,045,692
LHC Group, Inc. (a)	149,457	12,792,025
Providence Service Corp. (a)	56,514	4,439,175
Select Medical Holdings Corp. (a)	311,375	5,651,456
Tivity Health, Inc. (a)	174,240	6,133,248
US Physical Therapy, Inc.	41,391	3,973,536
		94,637,427
HEALTH CARE TECHNOLOGY — 1.3%
Computer Programs & Systems, Inc.	25,033	823,586
HealthStream, Inc.	62,541	1,707,995
HMS Holdings Corp. (a)	175,559	3,795,586
Omnicell, Inc. (a)	198,797	10,426,903
Quality Systems, Inc. (a)	243,219	4,742,770
Tabula Rasa HealthCare, Inc. (a)	69,550	4,439,376
		25,936,216
HOTELS, RESTAURANTS & LEISURE — 3.5%
BJ's Restaurants, Inc.	51,814	3,108,840
Dave & Buster's Entertainment, Inc. (a)	203,602	9,691,455
Dine Brands Global, Inc. (b)	45,143	3,376,696
Marriott Vacations Worldwide Corp. (b)	121,060	13,674,938
Monarch Casino & Resort, Inc. (a)	58,805	2,590,360
Penn National Gaming, Inc. (a)	432,482	14,527,070
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Ruth's Hospitality Group, Inc.	146,973	$ 4,122,593
Shake Shack, Inc. Class A (a)	97,002	6,419,592
Sonic Corp. (b)	100,686	3,465,612
Wingstop, Inc.	149,146	7,773,490
		68,750,646
HOUSEHOLD DURABLES — 3.0%
Cavco Industries, Inc. (a)	43,572	9,047,726
Installed Building Products, Inc. (a)	106,700	6,033,885
iRobot Corp. (a) (b)	142,208	10,775,100
La-Z-Boy, Inc.	122,197	3,739,228
LGI Homes, Inc. (a) (b)	91,409	5,277,042
MDC Holdings, Inc.	119,046	3,663,045
Meritage Homes Corp. (a)	102,677	4,512,654
TopBuild Corp. (a)	182,184	14,272,295
William Lyon Homes Class A (a)	79,911	1,853,935
		59,174,910
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a)	52,281	2,273,178
Central Garden & Pet Co. Class A (a)	179,551	7,266,429
WD-40 Co. (b)	40,907	5,982,649
		15,522,256
INDUSTRIAL CONGLOMERATES — 0.4%
Raven Industries, Inc.	183,168	7,042,810
INSURANCE — 2.0%
Ambac Financial Group, Inc. (a)	52,813	1,048,338
AMERISAFE, Inc.	37,942	2,191,151
eHealth, Inc. (a)	43,487	961,063
Employers Holdings, Inc.	77,105	3,099,621
James River Group Holdings, Ltd.	80,169	3,149,840
ProAssurance Corp.	127,670	4,525,901
RLI Corp.	85,706	5,672,880
Selective Insurance Group, Inc.	192,884	10,608,620
Third Point Reinsurance, Ltd. (a)	426,597	5,332,462
Universal Insurance Holdings, Inc.	107,877	3,786,483
		40,376,359
INTERNET & CATALOG RETAIL — 1.0%
Nutrisystem, Inc.	151,883	5,847,495
PetMed Express, Inc. (b)	105,210	4,634,501
Shutterfly, Inc. (a)	103,254	9,295,958
		19,777,954
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
INTERNET SOFTWARE & SERVICES — 2.4%
Alarm.com Holdings, Inc. (a) (b)	69,324	$ 2,799,303
LivePerson, Inc. (a)	138,142	2,914,796
NIC, Inc.	158,070	2,457,988
QuinStreet, Inc. (a)	186,540	2,369,058
Shutterstock, Inc. (a)	93,819	4,452,650
SPS Commerce, Inc. (a)	88,091	6,472,927
Stamps.com, Inc. (a)	85,262	21,575,549
XO Group, Inc. (a)	123,565	3,954,080
		46,996,351
IT SERVICES — 1.3%
CSG Systems International, Inc.	79,585	3,252,639
EVERTEC, Inc.	118,492	2,589,050
ExlService Holdings, Inc. (a)	175,619	9,941,792
TTEC Holdings, Inc.	73,608	2,543,156
Virtusa Corp. (a)	139,597	6,795,582
		25,122,219
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	322,963	6,126,608
Nautilus, Inc. (a)	70,592	1,108,295
Sturm Ruger & Co., Inc.	36,645	2,052,120
		9,287,023
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Cambrex Corp. (a)	105,275	5,505,883
Luminex Corp.	114,765	3,389,010
		8,894,893
MACHINERY — 5.9%
Actuant Corp. Class A	117,970	3,462,420
Alamo Group, Inc.	48,643	4,395,381
Albany International Corp. Class A	148,378	8,924,937
Barnes Group, Inc.	247,466	14,575,747
EnPro Industries, Inc.	107,854	7,544,387
ESCO Technologies, Inc.	83,662	4,827,297
Federal Signal Corp.	157,636	3,671,342
Franklin Electric Co., Inc.	101,718	4,587,482
Harsco Corp. (a)	412,947	9,126,129
Hillenbrand, Inc.	166,835	7,866,270
John Bean Technologies Corp.	161,911	14,393,888
Lindsay Corp.	25,847	2,506,901
Lydall, Inc. (a)	38,792	1,693,271
Proto Labs, Inc. (a)	128,282	15,259,144
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Standex International Corp.	33,743	$ 3,448,535
Tennant Co.	37,897	2,993,863
Wabash National Corp.	154,003	2,873,696
Watts Water Technologies, Inc. Class A	59,620	4,674,208
		116,824,898
MEDIA — 0.8%
EW Scripps Co. Class A	148,923	1,994,079
World Wrestling Entertainment, Inc. Class A (b)	205,157	14,939,533
		16,933,612
MULTI-UTILITIES — 0.4%
Avista Corp.	144,423	7,605,315
OIL, GAS & CONSUMABLE FUELS — 0.3%
CONSOL Energy, Inc. (a)	70,645	2,709,236
Penn Virginia Corp. (a)	35,394	3,004,597
Ring Energy, Inc. (a)	93,057	1,174,379
		6,888,212
PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	39,171	3,323,659
Schweitzer-Mauduit International, Inc.	66,825	2,921,589
		6,245,248
PERSONAL PRODUCTS — 0.7%
Inter Parfums, Inc.	88,467	4,732,985
Medifast, Inc.	53,659	8,594,025
		13,327,010
PHARMACEUTICALS — 2.3%
Amphastar Pharmaceuticals, Inc. (a)	88,567	1,351,532
ANI Pharmaceuticals, Inc. (a)	46,292	3,092,306
Corcept Therapeutics, Inc. (a) (b)	488,434	7,678,183
Depomed, Inc. (a)	135,601	904,459
Innoviva, Inc. (a)	354,090	4,886,442
Lannett Co., Inc. (a) (b)	94,987	1,291,823
Medicines Co. (a) (b)	158,080	5,801,536
Phibro Animal Health Corp. Class A	101,067	4,654,135
Supernus Pharmaceuticals, Inc. (a)	264,246	15,815,123
		45,475,539
PROFESSIONAL SERVICES — 4.0%
ASGN, Inc. (a)	251,549	19,668,616
Exponent, Inc.	264,281	12,764,772
Forrester Research, Inc.	30,147	1,264,667
Insperity, Inc.	191,202	18,211,991
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Korn/Ferry International	289,602	$ 17,935,052
WageWorks, Inc. (a)	202,744	10,137,200
		79,982,298
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
HFF, Inc. Class A	192,301	6,605,539
ROAD & RAIL — 0.6%
Heartland Express, Inc.	97,337	1,805,601
Marten Transport, Ltd.	115,060	2,698,157
Saia, Inc. (a)	90,660	7,329,861
		11,833,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Energy Industries, Inc. (a)	200,757	11,661,974
Axcelis Technologies, Inc. (a)	163,852	3,244,270
Brooks Automation, Inc.	361,311	11,785,965
Cabot Microelectronics Corp.	131,295	14,122,090
CEVA, Inc. (a)	113,510	3,428,002
Cohu, Inc.	146,235	3,584,220
FormFactor, Inc. (a)	372,560	4,955,048
Kopin Corp. (a) (b)	195,266	558,461
Kulicke & Soffa Industries, Inc.	354,859	8,452,741
MaxLinear, Inc. (a) (b)	318,802	4,970,123
Nanometrics, Inc. (a)	84,626	2,996,607
PDF Solutions, Inc. (a) (b)	52,164	624,925
Power Integrations, Inc.	95,820	6,999,651
Rambus, Inc. (a)	549,869	6,895,357
Rudolph Technologies, Inc. (a)	161,119	4,769,122
Semtech Corp. (a)	213,295	10,035,530
SolarEdge Technologies, Inc. (a) (b)	110,276	5,276,706
Ultra Clean Holdings, Inc. (a)	133,866	2,222,176
Xperi Corp.	97,120	1,563,632
		108,146,600
SOFTWARE — 2.6%
8x8, Inc. (a)	253,379	5,080,249
Agilysys, Inc. (a)	37,548	581,994
Bottomline Technologies de, Inc. (a)	178,476	8,893,459
Ebix, Inc. (b)	112,883	8,607,329
MicroStrategy, Inc. Class A (a)	23,812	3,041,983
Monotype Imaging Holdings, Inc.	130,695	2,653,108
Progress Software Corp.	233,458	9,062,839
Qualys, Inc. (a)	166,462	14,032,747
		51,953,708
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SPECIALTY RETAIL — 1.9%
Children's Place, Inc. (b)	58,372	$ 7,051,338
Lithia Motors, Inc. Class A	62,473	5,908,072
Lumber Liquidators Holdings, Inc. (a) (b)	82,624	2,011,894
RH (a) (b)	97,737	13,653,859
Sleep Number Corp. (a)	189,785	5,507,561
Tailored Brands, Inc. (b)	129,668	3,309,127
		37,441,851
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Crocs, Inc. (a)	231,546	4,077,525
Steven Madden, Ltd.	153,984	8,176,550
		12,254,075
THRIFTS & MORTGAGE FINANCE — 1.7%
BofI Holding, Inc. (a) (b)	282,171	11,543,616
Dime Community Bancshares, Inc.	64,463	1,257,029
Meta Financial Group, Inc.	46,363	4,515,756
NMI Holdings, Inc. Class A (a)	295,018	4,808,793
Northfield Bancorp, Inc.	147,284	2,447,860
TrustCo Bank Corp. NY	230,140	2,048,246
Walker & Dunlop, Inc.	143,531	7,987,500
		34,608,800
WATER UTILITIES — 0.6%
American States Water Co.	118,358	6,765,343
California Water Service Group	157,338	6,128,315
		12,893,658
TOTAL COMMON STOCKS (Cost $1,711,695,011)		1,985,367,170
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	4,103,414	4,103,414
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	51,397,571	51,397,571
TOTAL SHORT-TERM INVESTMENTS (Cost $55,500,985)		55,500,985
TOTAL INVESTMENTS — 102.6% (Cost $1,767,195,996)		2,040,868,155
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(50,899,087)
NET ASSETS — 100.0%		$ 1,989,969,068

See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 57,193,113	$—	$—	$ 57,193,113
Air Freight & Logistics	8,888,291	—	—	8,888,291
Airlines	5,290,660	—	—	5,290,660
Auto Components	30,144,091	—	—	30,144,091
Automobiles	5,960,851	—	—	5,960,851
Banks	138,101,161	—	—	138,101,161
Beverages	8,913,710	—	—	8,913,710
Biotechnology	90,704,972	—	—	90,704,972
Building Products	68,308,881	—	—	68,308,881
Capital Markets	12,053,377	—	—	12,053,377
Chemicals	61,081,103	—	—	61,081,103
Commercial Services & Supplies	43,288,748	—	—	43,288,748
Communications Equipment	26,947,061	—	—	26,947,061
Construction & Engineering	8,745,831	—	—	8,745,831
Construction Materials	4,180,995	—	—	4,180,995
Consumer Finance	40,959,054	—	—	40,959,054
Containers & Packaging	1,680,653	—	—	1,680,653
Diversified Consumer Services	10,068,869	—	—	10,068,869
Diversified Telecommunication Services	25,591,593	—	—	25,591,593
Electric Utilities	6,479,369	—	—	6,479,369
Electrical Equipment	3,662,729	—	—	3,662,729
Electronic Equipment, Instruments & Components	69,367,581	—	—	69,367,581
Energy Equipment & Services	5,881,020	—	—	5,881,020
Equity Real Estate Investment Trusts (REITS)	107,869,269	—	—	107,869,269
Food Products	33,029,348	—	—	33,029,348
Gas Utilities	10,390,996	—	—	10,390,996
Health Care Equipment & Supplies	110,044,798	—	—	110,044,798
See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Health Care Providers & Services	$ 94,637,427	$—	$—	$ 94,637,427
Health Care Technology	25,936,216	—	—	25,936,216
Hotels, Restaurants & Leisure	68,750,646	—	—	68,750,646
Household Durables	59,174,910	—	—	59,174,910
Household Products	15,522,256	—	—	15,522,256
Industrial Conglomerates	7,042,810	—	—	7,042,810
Insurance	40,376,359	—	—	40,376,359
Internet & Catalog Retail	19,777,954	—	—	19,777,954
Internet Software & Services	46,996,351	—	—	46,996,351
IT Services	25,122,219	—	—	25,122,219
Leisure Equipment & Products	9,287,023	—	—	9,287,023
Life Sciences Tools & Services	8,894,893	—	—	8,894,893
Machinery	116,824,898	—	—	116,824,898
Media	16,933,612	—	—	16,933,612
Multi-Utilities	7,605,315	—	—	7,605,315
Oil, Gas & Consumable Fuels	6,888,212	—	—	6,888,212
Paper & Forest Products	6,245,248	—	—	6,245,248
Personal Products	13,327,010	—	—	13,327,010
Pharmaceuticals	45,475,539	—	—	45,475,539
Professional Services	79,982,298	—	—	79,982,298
Real Estate Management & Development	6,605,539	—	—	6,605,539
Road & Rail	11,833,619	—	—	11,833,619
Semiconductors & Semiconductor Equipment	108,146,600	—	—	108,146,600
Software	51,953,708	—	—	51,953,708
Specialty Retail	37,441,851	—	—	37,441,851
Textiles, Apparel & Luxury Goods	12,254,075	—	—	12,254,075
Thrifts & Mortgage Finance	34,608,800	—	—	34,608,800
Water Utilities	12,893,658	—	—	12,893,658
Short-Term Investments	55,500,985	—	—	55,500,985
TOTAL INVESTMENTS	$2,040,868,155	$—	$—	$2,040,868,155
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,598,792	$ 1,598,792	$113,282,797	$110,778,175	$—	$—	4,103,414	$ 4,103,414	$ 40,118
State Street Navigator Securities Lending Government Money Market Portfolio	24,444,615	24,444,615	250,149,618	223,196,662	—	—	51,397,571	51,397,571	858,832
Total		$26,043,407	$363,432,415	$333,974,837	$—	$—		$55,500,985	$898,950
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	114,140	$ 5,306,369
Cubic Corp.	45,796	2,940,103
Engility Holdings, Inc. (a)	62,905	1,927,409
Moog, Inc. Class A	62,193	4,848,566
National Presto Industries, Inc. (b)	17,901	2,219,724
Triumph Group, Inc. (b)	178,368	3,496,013
		20,738,184
AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	90,711	6,503,979
Echo Global Logistics, Inc. (a)	94,634	2,768,045
Hub Group, Inc. Class A (a)	119,498	5,951,000
		15,223,024
AIRLINES — 1.2%
Allegiant Travel Co. (b)	18,896	2,625,599
Hawaiian Holdings, Inc.	180,112	6,475,026
SkyWest, Inc.	186,276	9,667,725
		18,768,350
AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	352,337	5,482,364
Cooper Tire & Rubber Co. (b)	178,903	4,705,149
Cooper-Standard Holdings, Inc. (a)	58,552	7,650,990
Dorman Products, Inc. (a)	51,242	3,500,341
Gentherm, Inc. (a)	74,264	2,918,575
Motorcar Parts of America, Inc. (a) (b)	36,823	688,958
Standard Motor Products, Inc.	72,946	3,526,210
Superior Industries International, Inc.	86,050	1,540,295
		30,012,882
BANKS — 9.8%
Ameris Bancorp	58,873	3,140,875
Banc of California, Inc.	72,770	1,422,653
Banner Corp.	65,159	3,918,011
Berkshire Hills Bancorp, Inc.	94,236	3,825,982
Boston Private Financial Holdings, Inc.	298,214	4,741,603
Brookline Bancorp, Inc.	163,928	3,049,061
Central Pacific Financial Corp.	41,039	1,175,767
City Holding Co.	28,086	2,112,910
Columbia Banking System, Inc.	132,296	5,410,906
Community Bank System, Inc.	182,475	10,778,798
Customers Bancorp, Inc. (a)	54,993	1,560,701
See accompanying notes to financial statements.
76

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CVB Financial Corp. (b)	169,208	$ 3,793,643
Fidelity Southern Corp.	78,378	1,991,585
First BanCorp (a)	643,517	4,922,905
First Commonwealth Financial Corp.	139,896	2,169,787
First Financial Bancorp	187,238	5,738,845
First Financial Bankshares, Inc. (b)	98,162	4,996,446
First Midwest Bancorp, Inc.	369,061	9,399,984
Franklin Financial Network, Inc. (a)	31,152	1,171,315
Glacier Bancorp, Inc.	120,832	4,673,782
Great Western Bancorp, Inc.	210,807	8,851,786
Green Bancorp, Inc.	28,430	614,088
Hanmi Financial Corp.	55,404	1,570,703
Heritage Financial Corp.	35,600	1,240,660
Hope Bancorp, Inc.	460,831	8,216,617
Independent Bank Corp./MA	48,826	3,827,958
NBT Bancorp, Inc.	154,671	5,900,699
OFG Bancorp	157,533	2,213,339
Old National Bancorp	479,397	8,916,784
Opus Bank	61,286	1,758,908
S&T Bancorp, Inc.	65,843	2,847,051
Seacoast Banking Corp. of Florida (a)	43,814	1,383,646
Simmons First National Corp. Class A	278,647	8,331,545
Southside Bancshares, Inc.	100,155	3,373,220
Tompkins Financial Corp.	24,718	2,122,782
United Community Banks, Inc.	124,165	3,808,141
Westamerica Bancorporation	54,330	3,070,188
		148,043,674
BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc. (a)	168,673	4,840,915
AMAG Pharmaceuticals, Inc. (a)	124,444	2,426,658
Cytokinetics, Inc. (a)	112,992	937,834
Progenics Pharmaceuticals, Inc. (a) (b)	162,187	1,303,983
REGENXBIO, Inc. (a)	48,446	3,476,000
Spectrum Pharmaceuticals, Inc. (a)	114,008	2,389,608
		15,374,998
BUILDING PRODUCTS — 1.1%
AAON, Inc.	54,634	1,816,580
Apogee Enterprises, Inc.	44,381	2,137,833
Gibraltar Industries, Inc. (a)	114,120	4,279,500
Griffon Corp.	61,716	1,098,545
Insteel Industries, Inc.	64,722	2,161,715
Quanex Building Products Corp.	50,370	904,141
See accompanying notes to financial statements.
77

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Universal Forest Products, Inc.	104,290	$ 3,819,100
		16,217,414
CAPITAL MARKETS — 1.8%
Donnelley Financial Solutions, Inc. (a)	118,460	2,057,650
Financial Engines, Inc.	125,930	5,654,257
Greenhill & Co., Inc. (b)	81,468	2,313,691
INTL. FCStone, Inc. (a)	56,008	2,896,174
Investment Technology Group, Inc.	118,874	2,486,844
Piper Jaffray Cos.	26,539	2,039,522
Virtus Investment Partners, Inc.	26,271	3,361,374
Waddell & Reed Financial, Inc. Class A (b)	290,706	5,223,987
WisdomTree Investments, Inc.	196,872	1,787,598
		27,821,097
CHEMICALS — 2.7%
A Schulman, Inc.	105,807	4,708,411
AdvanSix, Inc. (a)	50,956	1,866,518
American Vanguard Corp.	29,250	671,288
Balchem Corp.	47,689	4,680,198
Flotek Industries, Inc. (a)	211,136	681,969
FutureFuel Corp.	94,303	1,321,185
Hawkins, Inc.	35,255	1,246,264
HB Fuller Co.	96,717	5,191,769
Innophos Holdings, Inc.	70,593	3,360,227
Innospec, Inc.	45,216	3,461,285
LSB Industries, Inc. (a) (b)	75,059	397,813
Quaker Chemical Corp.	18,748	2,903,503
Rayonier Advanced Materials, Inc.	182,602	3,120,668
Stepan Co.	71,646	5,589,104
Tredegar Corp.	92,485	2,173,398
		41,373,600
COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	233,225	6,805,505
Brady Corp. Class A	93,587	3,607,779
Essendant, Inc.	131,225	1,734,795
LSC Communications, Inc.	115,826	1,813,835
Matthews International Corp. Class A	115,058	6,765,410
Mobile Mini, Inc.	69,053	3,238,586
Multi-Color Corp.	27,220	1,759,773
RR Donnelley & Sons Co.	179,582	1,034,392
Team, Inc. (a) (b)	106,549	2,461,282
Tetra Tech, Inc.	88,600	5,183,100
UniFirst Corp.	28,747	5,085,344
See accompanying notes to financial statements.
78

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
US Ecology, Inc.	30,807	$ 1,962,406
Viad Corp.	34,931	1,895,007
		43,347,214
COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	87,708	1,302,464
Comtech Telecommunications Corp.	85,199	2,716,144
Digi International, Inc. (a)	99,325	1,311,090
Finisar Corp. (a) (b)	407,092	7,327,656
Harmonic, Inc. (a)	304,082	1,292,348
NETGEAR, Inc. (a)	112,050	7,003,125
Oclaro, Inc. (a)	272,523	2,433,630
Viavi Solutions, Inc. (a)	302,623	3,098,860
		26,485,317
CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	117,470	3,024,852
MYR Group, Inc. (a)	59,675	2,116,076
Orion Group Holdings, Inc. (a)	104,772	865,417
		6,006,345
CONSUMER FINANCE — 1.1%
Encore Capital Group, Inc. (a)	36,086	1,320,748
Enova International, Inc. (a)	121,673	4,447,148
EZCORP, Inc. Class A (a) (b)	185,045	2,229,792
PRA Group, Inc. (a) (b)	160,570	6,189,974
World Acceptance Corp. (a)	22,031	2,445,661
		16,633,323
CONTAINERS & PACKAGING — 0.0% (c)
Myers Industries, Inc.	34,998	671,962
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	162,689	3,693,040
DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	57,688	2,428,665
Capella Education Co.	22,063	2,177,618
Career Education Corp. (a)	87,900	1,421,343
Regis Corp. (a)	124,933	2,066,392
Strayer Education, Inc.	14,542	1,643,391
		9,737,409
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	39,330	2,075,444
Cincinnati Bell, Inc. (a)	147,957	2,322,925
Consolidated Communications Holdings, Inc. (b)	232,431	2,872,847
See accompanying notes to financial statements.
79

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Frontier Communications Corp. (b)	283,148	$ 1,517,673
Iridium Communications, Inc. (a) (b)	301,414	4,852,766
		13,641,655
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	68,615	4,055,147
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	94,048	4,086,385
Encore Wire Corp.	73,580	3,491,371
Powell Industries, Inc.	32,302	1,125,079
		8,702,835
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Anixter International, Inc. (a)	103,178	6,531,167
Badger Meter, Inc.	38,916	1,739,545
Bel Fuse, Inc. Class B	36,631	765,588
Benchmark Electronics, Inc.	170,576	4,972,290
CTS Corp.	54,981	1,979,316
Daktronics, Inc.	144,902	1,233,116
ePlus, Inc. (a)	15,918	1,497,884
Fabrinet (a)	130,584	4,817,244
FARO Technologies, Inc. (a)	21,761	1,182,710
Insight Enterprises, Inc. (a)	125,664	6,148,740
Itron, Inc. (a)	75,599	4,539,720
Knowles Corp. (a)	325,105	4,974,106
Methode Electronics, Inc.	66,015	2,660,404
MTS Systems Corp.	63,797	3,358,912
OSI Systems, Inc. (a)	29,778	2,302,733
Park Electrochemical Corp.	43,814	1,016,047
Plexus Corp. (a)	118,490	7,054,895
Sanmina Corp. (a)	246,517	7,222,948
ScanSource, Inc. (a)	92,660	3,734,198
		67,731,563
ENERGY EQUIPMENT & SERVICES — 3.9%
Archrock, Inc.	467,105	5,605,260
Bristow Group, Inc.	114,685	1,618,205
C&J Energy Services, Inc. (a) (b)	183,241	4,324,488
CARBO Ceramics, Inc. (a) (b)	56,355	516,775
Era Group, Inc. (a)	75,164	973,374
Exterran Corp. (a)	114,243	2,860,645
Geospace Technologies Corp. (a)	49,994	702,916
Gulf Island Fabrication, Inc.	50,349	453,141
Helix Energy Solutions Group, Inc. (a)	491,171	4,091,454
Matrix Service Co. (a)	93,464	1,715,064
See accompanying notes to financial statements.
80

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Newpark Resources, Inc. (a)	320,638	$ 3,478,922
Noble Corp. PLC (a) (b)	883,426	5,592,087
Oil States International, Inc. (a)	212,755	6,829,435
Pioneer Energy Services Corp. (a)	288,976	1,690,510
ProPetro Holding Corp. (a)	75,403	1,182,319
SEACOR Holdings, Inc. (a)	60,788	3,481,329
TETRA Technologies, Inc. (a)	457,043	2,033,841
Unit Corp. (a)	193,440	4,944,326
US Silica Holdings, Inc. (b)	276,795	7,110,864
		59,204,955
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.9%
Acadia Realty Trust REIT	293,185	8,024,474
Agree Realty Corp. REIT	56,419	2,977,231
American Assets Trust, Inc. REIT	82,393	3,154,828
Armada Hoffler Properties, Inc. REIT	71,816	1,070,058
CareTrust REIT, Inc.	108,847	1,816,656
CBL & Associates Properties, Inc. REIT (b)	618,919	3,447,379
Cedar Realty Trust, Inc. REIT	283,614	1,338,658
Chatham Lodging Trust REIT	166,027	3,523,093
Chesapeake Lodging Trust REIT	123,060	3,893,618
Community Healthcare Trust, Inc. REIT	33,366	996,642
DiamondRock Hospitality Co. REIT	718,016	8,817,237
Franklin Street Properties Corp. REIT	384,169	3,288,487
Getty Realty Corp. REIT	56,227	1,583,915
Global Net Lease, Inc. REIT (b)	113,333	2,315,393
Government Properties Income Trust REIT (b)	356,693	5,653,584
Hersha Hospitality Trust REIT	129,929	2,786,977
Independence Realty Trust, Inc. REIT	311,307	3,209,575
Kite Realty Group Trust REIT	300,596	5,134,180
LTC Properties, Inc. REIT	66,901	2,859,349
Pennsylvania Real Estate Investment Trust	251,965	2,769,095
PS Business Parks, Inc. REIT	29,959	3,849,732
Ramco-Gershenson Properties Trust REIT	106,202	1,402,928
Retail Opportunity Investments Corp. REIT	204,534	3,918,871
Saul Centers, Inc. REIT	21,074	1,129,145
Summit Hotel Properties, Inc. REIT	130,051	1,861,030
Urstadt Biddle Properties, Inc. Class A REIT	66,310	1,500,595
Washington Prime Group, Inc. REIT (b)	658,613	5,341,351
Whitestone REIT	80,421	1,003,654
		88,667,735
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	94,516	3,232,447
SpartanNash Co.	126,577	3,230,245
See accompanying notes to financial statements.
81

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SUPERVALU, Inc. (a) (b)	137,729	$ 2,826,199
		9,288,891
FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	87,819	2,625,788
Cal-Maine Foods, Inc. (a)	61,015	2,797,538
Darling Ingredients, Inc. (a)	285,829	5,682,280
Dean Foods Co.	321,688	3,380,941
J&J Snack Foods Corp.	19,909	3,035,525
John B Sanfilippo & Son, Inc.	31,200	2,322,840
Seneca Foods Corp. Class A (a)	25,123	678,321
		20,523,233
GAS UTILITIES — 1.5%
Northwest Natural Gas Co.	58,360	3,723,368
South Jersey Industries, Inc. (b)	171,070	5,725,713
Spire, Inc.	180,265	12,735,722
		22,184,803
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abaxis, Inc.	34,191	2,838,195
AngioDynamics, Inc. (a)	132,886	2,955,385
Anika Therapeutics, Inc. (a)	23,432	749,824
CONMED Corp.	46,784	3,424,589
CryoLife, Inc. (a)	65,024	1,810,918
Invacare Corp. (b)	117,664	2,188,550
Meridian Bioscience, Inc.	92,556	1,471,640
Natus Medical, Inc. (a)	57,718	1,991,271
Tactile Systems Technology, Inc. (a)	23,193	1,206,036
Varex Imaging Corp. (a)	62,032	2,300,767
		20,937,175
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aceto Corp.	112,189	375,833
Community Health Systems, Inc. (a) (b)	416,366	1,382,335
Cross Country Healthcare, Inc. (a)	129,315	1,454,794
Diplomat Pharmacy, Inc. (a)	174,487	4,459,888
Ensign Group, Inc.	77,970	2,792,885
Kindred Healthcare, Inc. (a)	331,190	2,980,710
Magellan Health, Inc. (a)	88,333	8,475,551
Owens & Minor, Inc.	217,931	3,641,627
Quorum Health Corp. (a)	105,482	527,410
Select Medical Holdings Corp. (a)	166,445	3,020,977
US Physical Therapy, Inc.	16,358	1,570,368
		30,682,378
See accompanying notes to financial statements.
82

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs & Systems, Inc.	22,809	$ 750,416
HealthStream, Inc.	48,413	1,322,159
HMS Holdings Corp. (a)	173,436	3,749,686
		5,822,261
HOTELS, RESTAURANTS & LEISURE — 1.1%
Belmond, Ltd. Class A (a)	296,201	3,302,641
BJ's Restaurants, Inc.	27,867	1,672,020
Chuy's Holdings, Inc. (a)	58,931	1,809,182
Dine Brands Global, Inc. (b)	33,067	2,473,411
El Pollo Loco Holdings, Inc. (a)	80,451	917,141
Fiesta Restaurant Group, Inc. (a)	96,834	2,779,136
Red Robin Gourmet Burgers, Inc. (a) (b)	46,952	2,187,963
Sonic Corp. (b)	61,030	2,100,653
		17,242,147
HOUSEHOLD DURABLES — 1.0%
Ethan Allen Interiors, Inc.	90,509	2,217,471
La-Z-Boy, Inc.	84,244	2,577,866
M/I Homes, Inc. (a)	102,505	2,714,332
MDC Holdings, Inc.	77,379	2,380,952
Meritage Homes Corp. (a)	64,394	2,830,116
Universal Electronics, Inc. (a)	51,671	1,707,727
William Lyon Homes Class A (a)	47,988	1,113,322
		15,541,786
HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co. (b)	21,054	3,079,148
INSURANCE — 4.6%
Ambac Financial Group, Inc. (a)	127,812	2,537,068
American Equity Investment Life Holding Co.	322,548	11,611,728
AMERISAFE, Inc.	43,156	2,492,259
eHealth, Inc. (a)	28,634	632,811
Employers Holdings, Inc.	62,119	2,497,184
HCI Group, Inc.	26,032	1,082,150
Horace Mann Educators Corp.	145,058	6,469,587
Infinity Property & Casualty Corp.	39,675	5,647,736
James River Group Holdings, Ltd.	50,733	1,993,300
Maiden Holdings, Ltd.	247,070	1,914,792
Navigators Group, Inc.	81,512	4,646,184
ProAssurance Corp.	101,619	3,602,394
RLI Corp.	78,733	5,211,337
Safety Insurance Group, Inc.	55,284	4,721,254
Selective Insurance Group, Inc.	74,766	4,112,130
See accompanying notes to financial statements.
83

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Stewart Information Services Corp.	83,737	$ 3,606,553
United Fire Group, Inc.	76,069	4,146,521
United Insurance Holdings Corp.	76,281	1,493,582
Universal Insurance Holdings, Inc.	41,721	1,464,407
		69,882,977
INTERNET & CATALOG RETAIL — 0.3%
FTD Cos., Inc. (a)	62,447	289,754
Shutterfly, Inc. (a)	46,431	4,180,183
		4,469,937
INTERNET SOFTWARE & SERVICES — 0.8%
Alarm.com Holdings, Inc. (a) (b)	42,658	1,722,530
Blucora, Inc. (a)	169,587	6,274,719
Liquidity Services, Inc. (a)	95,019	622,375
LivePerson, Inc. (a)	99,670	2,103,037
NIC, Inc.	127,651	1,984,973
		12,707,634
IT SERVICES — 3.0%
CACI International, Inc. Class A (a)	88,447	14,907,742
Cardtronics PLC Class A (a)	164,969	3,988,951
CSG Systems International, Inc.	65,226	2,665,787
EVERTEC, Inc.	129,485	2,829,247
ManTech International Corp. Class A	94,414	5,064,367
Perficient, Inc. (a)	124,855	3,292,426
Sykes Enterprises, Inc. (a)	140,591	4,046,209
Travelport Worldwide, Ltd.	447,721	8,300,747
		45,095,476
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	111,333	2,111,987
Nautilus, Inc. (a)	61,571	966,665
Sturm Ruger & Co., Inc.	36,048	2,018,688
Vista Outdoor, Inc. (a)	205,681	3,185,998
		8,283,338
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Cambrex Corp. (a)	44,728	2,339,274
Luminex Corp.	67,311	1,987,694
		4,326,968
MACHINERY — 4.8%
Actuant Corp. Class A	134,831	3,957,290
Astec Industries, Inc.	68,793	4,113,821
Briggs & Stratton Corp.	149,972	2,641,007
See accompanying notes to financial statements.
84

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Chart Industries, Inc. (a)	109,931	$ 6,780,544
CIRCOR International, Inc.	70,895	2,620,279
ESCO Technologies, Inc.	33,384	1,926,257
Federal Signal Corp.	103,291	2,405,647
Franklin Electric Co., Inc.	68,555	3,091,831
Greenbrier Cos., Inc. (b)	100,172	5,284,073
Hillenbrand, Inc.	106,243	5,009,357
Lindsay Corp.	20,458	1,984,221
Lydall, Inc. (a)	36,573	1,596,411
Mueller Industries, Inc.	204,133	6,023,965
SPX Corp. (a)	155,064	5,434,993
SPX FLOW, Inc. (a)	150,835	6,602,048
Standex International Corp.	22,553	2,304,917
Tennant Co.	38,021	3,003,659
Titan International, Inc.	177,157	1,900,895
Wabash National Corp. (b)	100,831	1,881,507
Watts Water Technologies, Inc. Class A	57,732	4,526,189
		73,088,911
MARINE — 0.4%
Matson, Inc.	151,231	5,804,246
MEDIA — 1.1%
EW Scripps Co. Class A	94,485	1,265,154
Gannett Co., Inc.	409,454	4,381,158
Marcus Corp.	68,915	2,239,737
New Media Investment Group, Inc.	212,698	3,930,659
Scholastic Corp.	99,173	4,394,356
		16,211,064
METALS & MINING — 1.7%
AK Steel Holding Corp. (a) (b)	1,116,902	4,847,355
Century Aluminum Co. (a)	175,590	2,765,542
Haynes International, Inc.	44,643	1,640,184
Kaiser Aluminum Corp.	59,468	6,191,213
Materion Corp.	71,293	3,860,516
Olympic Steel, Inc.	33,868	691,246
SunCoke Energy, Inc. (a)	232,757	3,118,944
TimkenSteel Corp. (a) (b)	140,559	2,298,140
		25,413,140
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	399,784	7,308,052
ARMOUR Residential REIT, Inc. (b)	147,766	3,370,542
Capstead Mortgage Corp. REIT	325,286	2,911,310
Invesco Mortgage Capital, Inc. REIT	395,963	6,295,812
See accompanying notes to financial statements.
85

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
New York Mortgage Trust, Inc. REIT (b)	401,343	$ 2,412,071
PennyMac Mortgage Investment Trust REIT	217,997	4,139,763
		26,437,550
MULTI-UTILITIES — 0.5%
Avista Corp.	132,866	6,996,724
MULTILINE RETAIL — 0.2%
JC Penney Co., Inc. (a) (b)	1,142,200	2,672,748
OIL, GAS & CONSUMABLE FUELS — 3.6%
Carrizo Oil & Gas, Inc. (a) (b)	280,390	7,808,862
Cloud Peak Energy, Inc. (a)	278,998	973,703
CONSOL Energy, Inc. (a)	41,080	1,575,418
Denbury Resources, Inc. (a) (b)	1,435,478	6,904,649
Green Plains, Inc.	139,540	2,553,582
HighPoint Resources Corp. (a)	365,402	2,221,644
Par Pacific Holdings, Inc. (a)	93,624	1,627,185
PDC Energy, Inc. (a)	236,512	14,297,150
Penn Virginia Corp. (a)	16,559	1,405,694
Renewable Energy Group, Inc. (a) (b)	114,744	2,048,180
REX American Resources Corp. (a)	20,421	1,653,488
Ring Energy, Inc. (a)	134,234	1,694,033
SRC Energy, Inc. (a) (b)	866,537	9,549,238
		54,312,826
PAPER & FOREST PRODUCTS — 1.8%
Boise Cascade Co.	139,698	6,244,501
Clearwater Paper Corp. (a)	61,044	1,410,116
KapStone Paper and Packaging Corp.	315,027	10,868,431
Neenah, Inc.	33,400	2,833,990
PH Glatfelter Co.	158,174	3,098,629
Schweitzer-Mauduit International, Inc.	64,147	2,804,507
		27,260,174
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,614,956	2,616,229
PHARMACEUTICALS — 0.9%
Amphastar Pharmaceuticals, Inc. (a)	65,771	1,003,665
Depomed, Inc. (a)	129,632	864,645
Endo International PLC (a)	721,020	6,799,219
Lannett Co., Inc. (a) (b)	41,426	563,394
Medicines Co. (a) (b)	120,484	4,421,763
		13,652,686
See accompanying notes to financial statements.
86

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.5%
Forrester Research, Inc.	14,308	$ 600,221
FTI Consulting, Inc. (a)	135,162	8,174,598
Heidrick & Struggles International, Inc.	67,957	2,378,495
Kelly Services, Inc. Class A	112,070	2,515,971
Navigant Consulting, Inc. (a)	159,613	3,533,832
Resources Connection, Inc.	105,851	1,788,882
TrueBlue, Inc. (a)	134,521	3,625,341
		22,617,340
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
RE/MAX Holdings, Inc. Class A	63,489	3,329,998
ROAD & RAIL — 0.7%
ArcBest Corp.	92,766	4,239,406
Heartland Express, Inc.	109,010	2,022,136
Marten Transport, Ltd.	60,346	1,415,114
Saia, Inc. (a)	28,431	2,298,646
		9,975,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Diodes, Inc. (a)	139,185	4,797,707
DSP Group, Inc. (a)	83,020	1,033,599
Kopin Corp. (a) (b)	81,738	233,771
Nanometrics, Inc. (a)	25,425	900,299
PDF Solutions, Inc. (a) (b)	63,281	758,106
Photronics, Inc. (a)	256,443	2,045,133
Power Integrations, Inc.	39,642	2,895,848
Semtech Corp. (a)	86,619	4,075,424
SolarEdge Technologies, Inc. (a) (b)	58,188	2,784,296
Ultra Clean Holdings, Inc. (a)	43,188	716,921
Veeco Instruments, Inc. (a)	174,654	2,488,819
Xperi Corp.	110,345	1,776,555
		24,506,478
SOFTWARE — 1.0%
8x8, Inc. (a)	153,634	3,080,361
Agilysys, Inc. (a)	29,057	450,383
MicroStrategy, Inc. Class A (a)	17,205	2,197,939
Monotype Imaging Holdings, Inc.	58,929	1,196,259
OneSpan, Inc. (a)	109,361	2,148,944
TiVo Corp.	436,069	5,865,128
		14,939,014
SPECIALTY RETAIL — 6.1%
Abercrombie & Fitch Co. Class A	240,639	5,890,843
See accompanying notes to financial statements.
87

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
Asbury Automotive Group, Inc. (a)	64,972	$ 4,453,831
Ascena Retail Group, Inc. (a)	608,229	2,423,793
Barnes & Noble Education, Inc. (a)	138,307	780,051
Barnes & Noble, Inc.	210,740	1,338,199
Big 5 Sporting Goods Corp. (b)	74,825	568,670
Buckle, Inc. (b)	102,257	2,750,713
Caleres, Inc.	156,045	5,366,388
Cato Corp. Class A	82,896	2,040,900
Chico's FAS, Inc.	454,884	3,702,756
Children's Place, Inc. (b)	18,420	2,225,136
DSW, Inc. Class A	257,123	6,638,916
Express, Inc. (a)	264,330	2,418,619
Francesca's Holdings Corp. (a)	116,756	881,508
GameStop Corp. Class A (b)	366,584	5,341,129
Genesco, Inc. (a)	72,028	2,859,512
Group 1 Automotive, Inc.	69,690	4,390,470
Guess?, Inc.	211,231	4,520,343
Haverty Furniture Cos., Inc.	66,871	1,444,414
Hibbett Sports, Inc. (a)	67,959	1,556,261
Kirkland's, Inc. (a)	59,448	691,975
Lithia Motors, Inc. Class A	41,441	3,919,075
Lumber Liquidators Holdings, Inc. (a) (b)	44,450	1,082,357
MarineMax, Inc. (a)	76,990	1,458,960
Monro, Inc. (b)	116,612	6,775,157
Office Depot, Inc.	1,817,802	4,635,395
Rent-A-Center, Inc.	191,182	2,814,199
Shoe Carnival, Inc.	38,110	1,236,669
Sonic Automotive, Inc. Class A (b)	87,220	1,796,732
Tailored Brands, Inc.	86,885	2,217,305
Tile Shop Holdings, Inc.	127,985	985,485
Vitamin Shoppe, Inc. (a) (b)	89,186	619,843
Zumiez, Inc. (a)	67,509	1,691,100
		91,516,704
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
3D Systems Corp. (a) (b)	403,365	5,570,471
Cray, Inc. (a)	146,491	3,603,678
Diebold Nixdorf, Inc. (b)	272,188	3,252,647
Electronics For Imaging, Inc. (a)	160,620	5,229,787
Super Micro Computer, Inc. (a)	136,549	3,229,384
		20,885,967
TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Crocs, Inc. (a)	82,677	1,455,942
Fossil Group, Inc. (a)	156,914	4,216,279
See accompanying notes to financial statements.
88

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
G-III Apparel Group, Ltd. (a)	148,314	$ 6,585,142
Movado Group, Inc.	55,544	2,682,775
Oxford Industries, Inc.	61,068	5,067,423
Perry Ellis International, Inc. (a)	46,687	1,268,486
Steven Madden, Ltd.	81,749	4,340,872
Unifi, Inc. (a)	59,435	1,884,089
Vera Bradley, Inc. (a)	70,771	993,625
Wolverine World Wide, Inc.	339,256	11,795,931
		40,290,564
THRIFTS & MORTGAGE FINANCE — 1.4%
Dime Community Bancshares, Inc.	66,173	1,290,374
HomeStreet, Inc. (a)	97,184	2,619,109
Northfield Bancorp, Inc.	67,362	1,119,556
Northwest Bancshares, Inc.	363,927	6,328,691
Oritani Financial Corp.	141,212	2,287,634
Provident Financial Services, Inc.	216,251	5,953,390
TrustCo Bank Corp. NY	193,426	1,721,491
		21,320,245
TOBACCO — 0.4%
Universal Corp.	88,277	5,830,696
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	138,515	9,716,827
DXP Enterprises, Inc. (a)	56,714	2,166,475
Kaman Corp.	99,934	6,964,400
Veritiv Corp. (a)	41,395	1,649,591
		20,497,293
WATER UTILITIES — 0.3%
American States Water Co.	49,210	2,812,844
California Water Service Group	62,401	2,430,519
		5,243,363
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	74,254	1,117,523
TOTAL COMMON STOCKS (Cost $1,389,746,294)		1,508,756,660
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	4,679,889	4,679,889
See accompanying notes to financial statements.
89

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	35,087,533	$ 35,087,533
TOTAL SHORT-TERM INVESTMENTS (Cost $39,767,422)		39,767,422
TOTAL INVESTMENTS — 102.4% (Cost $1,429,513,716)		1,548,524,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(36,574,371)
NET ASSETS — 100.0%		$ 1,511,949,711

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 20,738,184	$—	$—	$ 20,738,184
Air Freight & Logistics	15,223,024	—	—	15,223,024
Airlines	18,768,350	—	—	18,768,350
Auto Components	30,012,882	—	—	30,012,882
Banks	148,043,674	—	—	148,043,674
Biotechnology	15,374,998	—	—	15,374,998
Building Products	16,217,414	—	—	16,217,414
Capital Markets	27,821,097	—	—	27,821,097
Chemicals	41,373,600	—	—	41,373,600
Commercial Services & Supplies	43,347,214	—	—	43,347,214
Communications Equipment	26,485,317	—	—	26,485,317
Construction & Engineering	6,006,345	—	—	6,006,345
Consumer Finance	16,633,323	—	—	16,633,323
Containers & Packaging	671,962	—	—	671,962
Distributors	3,693,040	—	—	3,693,040
See accompanying notes to financial statements.
90

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Diversified Consumer Services	$ 9,737,409	$—	$—	$ 9,737,409
Diversified Telecommunication Services	13,641,655	—	—	13,641,655
Electric Utilities	4,055,147	—	—	4,055,147
Electrical Equipment	8,702,835	—	—	8,702,835
Electronic Equipment, Instruments & Components	67,731,563	—	—	67,731,563
Energy Equipment & Services	59,204,955	—	—	59,204,955
Equity Real Estate Investment Trusts (REITS)	88,667,735	—	—	88,667,735
Food & Staples Retailing	9,288,891	—	—	9,288,891
Food Products	20,523,233	—	—	20,523,233
Gas Utilities	22,184,803	—	—	22,184,803
Health Care Equipment & Supplies	20,937,175	—	—	20,937,175
Health Care Providers & Services	30,682,378	—	—	30,682,378
Health Care Technology	5,822,261	—	—	5,822,261
Hotels, Restaurants & Leisure	17,242,147	—	—	17,242,147
Household Durables	15,541,786	—	—	15,541,786
Household Products	3,079,148	—	—	3,079,148
Insurance	69,882,977	—	—	69,882,977
Internet & Catalog Retail	4,469,937	—	—	4,469,937
Internet Software & Services	12,707,634	—	—	12,707,634
IT Services	45,095,476	—	—	45,095,476
Leisure Equipment & Products	8,283,338	—	—	8,283,338
Life Sciences Tools & Services	4,326,968	—	—	4,326,968
Machinery	73,088,911	—	—	73,088,911
Marine	5,804,246	—	—	5,804,246
Media	16,211,064	—	—	16,211,064
Metals & Mining	25,413,140	—	—	25,413,140
Mortgage Real Estate Investment Trust (REITs)	26,437,550	—	—	26,437,550
Multi-Utilities	6,996,724	—	—	6,996,724
Multiline Retail	2,672,748	—	—	2,672,748
Oil, Gas & Consumable Fuels	54,312,826	—	—	54,312,826
Paper & Forest Products	27,260,174	—	—	27,260,174
Personal Products	2,616,229	—	—	2,616,229
Pharmaceuticals	13,652,686	—	—	13,652,686
Professional Services	22,617,340	—	—	22,617,340
Real Estate Management & Development	3,329,998	—	—	3,329,998
Road & Rail	9,975,302	—	—	9,975,302
Semiconductors & Semiconductor Equipment	24,506,478	—	—	24,506,478
Software	14,939,014	—	—	14,939,014
Specialty Retail	91,516,704	—	—	91,516,704
See accompanying notes to financial statements.
91

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$ 20,885,967	$—	$—	$ 20,885,967
Textiles, Apparel & Luxury Goods	40,290,564	—	—	40,290,564
Thrifts & Mortgage Finance	21,320,245	—	—	21,320,245
Tobacco	5,830,696	—	—	5,830,696
Trading Companies & Distributors	20,497,293	—	—	20,497,293
Water Utilities	5,243,363	—	—	5,243,363
Wireless Telecommunication Services	1,117,523	—	—	1,117,523
Short-Term Investments	39,767,422	—	—	39,767,422
TOTAL INVESTMENTS	$1,548,524,082	$—	$—	$1,548,524,082
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	510,848	$ 510,848	$112,569,301	$108,400,260	$—	$—	4,679,889	$ 4,679,889	$ 38,802
State Street Navigator Securities Lending Government Money Market Portfolio	23,161,212	23,161,212	231,040,171	219,113,850	—	—	35,087,533	35,087,533	1,164,316
Total		$23,672,060	$343,609,472	$327,514,110	$—	$—		$39,767,422	$1,203,118
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,190,668,729	$765,847,356
Investments in affiliated issuers, at value	20,182,082	14,096,701
Total Investments	1,210,850,811	779,944,057
Cash	55,228	55,353
Receivable for investments sold	5,379,000	—
Dividends receivable — unaffiliated issuers	865,106	897,918
Dividends receivable — affiliated issuers	4,973	1,378
Securities lending income receivable — unaffiliated issuers	3,222	4,043
Securities lending income receivable — affiliated issuers	19,829	20,109
TOTAL ASSETS	1,217,178,169	780,922,858
LIABILITIES
Payable upon return of securities loaned	11,920,453	13,642,451
Payable for investments purchased	8,502,742	—
Payable for fund shares repurchased	906,017	—
Advisory fee payable	149,180	95,345
Trustees’ fees and expenses payable	222	161
TOTAL LIABILITIES	21,478,614	13,737,957
NET ASSETS	$1,195,699,555	$767,184,901
NET ASSETS CONSIST OF:
Paid-in Capital	$1,110,286,234	$747,321,570
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,408,375)	(7,774,387)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	86,821,696	27,637,718
NET ASSETS	$1,195,699,555	$767,184,901
NET ASSET VALUE PER SHARE
Net asset value per share	$ 53.98	$ 52.01
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,150,000	14,750,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,103,847,033	$738,209,638
Investments in affiliated issuers	20,182,082	14,096,701
Total cost of investments	$1,124,029,115	$752,306,339
* Includes investments in securities on loan, at value	$ 37,192,355	$ 43,814,768
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2018

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,039,750,585	$1,985,367,170	$1,508,756,660
Investments in affiliated issuers, at value	27,380,970	55,500,985	39,767,422
Total Investments	1,067,131,555	2,040,868,155	1,548,524,082
Cash	74,826	65	—
Receivable for investments sold	2,818,582	2,619,818	—
Receivable for fund shares sold	—	—	518,987
Dividends receivable — unaffiliated issuers	965,026	1,324,698	1,432,816
Dividends receivable — affiliated issuers	2,069	3,664	3,916
Securities lending income receivable — unaffiliated issuers	9,121	6,472	15,579
Securities lending income receivable — affiliated issuers	52,317	95,758	80,440
TOTAL ASSETS	1,071,053,496	2,044,918,630	1,550,575,820
LIABILITIES
Payable upon return of securities loaned	25,802,547	51,397,571	35,087,533
Payable for investments purchased	1,282,554	3,307,455	3,354,734
Advisory fee payable	128,465	244,334	183,628
Trustees’ fees and expenses payable	176	202	214
TOTAL LIABILITIES	27,213,742	54,949,562	38,626,109
NET ASSETS	$1,043,839,754	$1,989,969,068	$1,511,949,711
NET ASSETS CONSIST OF:
Paid-in Capital	$ 883,065,025	$1,740,898,071	$1,414,049,604
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,243,702)	(24,601,162)	(21,110,259)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	165,018,431	273,672,159	119,010,366
NET ASSETS	$1,043,839,754	$1,989,969,068	$1,511,949,711
NET ASSET VALUE PER SHARE
Net asset value per share	$ 72.24	$ 63.17	$ 66.75
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,450,046	31,500,028	22,652,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 874,732,154	$1,711,695,011	$1,389,746,294
Investments in affiliated issuers	27,380,970	55,500,985	39,767,422
Total cost of investments	$ 902,113,124	$1,767,195,996	$1,429,513,716
* Includes investments in securities on loan, at value	$ 93,230,209	$ 137,360,805	$ 135,723,231
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 12,561,276	$14,286,483
Dividend income — affiliated issuers	22,343	13,792
Unaffiliated securities lending income	51,042	53,844
Affiliated securities lending income	113,361	264,274
Foreign taxes withheld	(7,002)	(6,026)
TOTAL INVESTMENT INCOME (LOSS)	12,741,020	14,612,367
EXPENSES
Advisory fee	1,550,163	1,067,022
Trustees’ fees and expenses	15,813	10,808
Miscellaneous expenses	1,745	2,613
TOTAL EXPENSES	1,567,721	1,080,443
NET INVESTMENT INCOME (LOSS)	11,173,299	13,531,924
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,263,925	(7,537,604)
In-kind redemptions — unaffiliated issuers	116,972,981	79,539,418
Foreign currency transactions	36	14
Net realized gain (loss)	136,236,942	72,001,828
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	18,475,286	9,168,554
Foreign currency translations	(11)	(4)
Net change in unrealized appreciation/depreciation	18,475,275	9,168,550
NET REALIZED AND UNREALIZED GAIN (LOSS)	154,712,217	81,170,378
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$165,885,516	$94,702,302
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2018

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 11,689,292	$ 14,141,390	$ 19,150,128
Dividend income — affiliated issuers	14,533	40,118	38,802
Unaffiliated securities lending income	121,677	180,318	153,906
Affiliated securities lending income	718,622	858,832	1,164,316
Foreign taxes withheld	(1,235)	—	(3,215)
TOTAL INVESTMENT INCOME (LOSS)	12,542,889	15,220,658	20,503,937
EXPENSES
Advisory fee	1,292,443	2,063,671	1,705,859
Trustees’ fees and expenses	14,162	22,142	18,591
Miscellaneous expenses	307	1,882	1,826
TOTAL EXPENSES	1,306,912	2,087,695	1,726,276
NET INVESTMENT INCOME (LOSS)	11,235,977	13,132,963	18,777,661
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,232,244	(16,683,976)	(7,801,271)
In-kind redemptions — unaffiliated issuers	36,297,907	161,484,324	103,034,931
Net realized gain (loss)	40,530,151	144,800,348	95,233,660
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	110,017,097	116,814,223	65,209,655
NET REALIZED AND UNREALIZED GAIN (LOSS)	150,547,248	261,614,571	160,443,315
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$161,783,225	$274,747,534	$179,220,976
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,173,299	$ 5,450,757
Net realized gain (loss)	136,236,942	25,049,540
Net change in unrealized appreciation/depreciation	18,475,275	43,972,791
Net increase (decrease) in net assets resulting from operations	165,885,516	74,473,088
Net equalization credits and charges	1,197,535	212,210
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,941,989)	(6,356,534)
Net realized gains	(13,296,988)	—
Total distributions to shareholders	(26,238,977)	(6,356,534)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	935,661,691	218,423,406
Cost of shares redeemed	(452,895,671)	(58,512,368)
Net income equalization	(1,197,535)	(212,210)
Net increase (decrease) in net assets from beneficial interest transactions	481,568,485	159,698,828
Net increase (decrease) in net assets during the period	622,412,559	228,027,592
Net assets at beginning of period	573,286,996	345,259,404
NET ASSETS AT END OF PERIOD	$1,195,699,555	$573,286,996
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	18,650,000	4,950,000
Shares redeemed	(8,500,000)	(1,350,000)
Net increase (decrease)	10,150,000	3,600,000

(a)After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/18(b)	Year Ended 6/30/17(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,531,924	$ 5,437,502
Net realized gain (loss)	72,001,828	33,209,348
Net change in unrealized appreciation/depreciation	9,168,550	12,127,020
Net increase (decrease) in net assets resulting from operations	94,702,302	50,773,870
Net equalization credits and charges	1,413,243	195,833
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,119,814)	(6,107,669)
Net realized gains	(8,020,435)	—
Total distributions to shareholders	(23,140,249)	(6,107,669)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	752,996,189	175,711,528
Cost of shares redeemed	(403,998,733)	(81,094,020)
Net income equalization	(1,413,243)	(195,833)
Net increase (decrease) in net assets from beneficial interest transactions	347,584,213	94,421,675
Net increase (decrease) in net assets during the period	420,559,509	139,283,709
Net assets at beginning of period	346,625,392	207,341,683
NET ASSETS AT END OF PERIOD	$ 767,184,901	$346,625,392
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,350,000	3,900,000
Shares redeemed	(7,800,000)	(1,700,000)
Net increase (decrease)	7,550,000	2,200,000

(b)After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/18(c)	Year Ended 6/30/17(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,235,977	$ 8,361,933
Net realized gain (loss)	40,530,151	71,687,094
Net change in unrealized appreciation/depreciation	110,017,097	27,127,943
Net increase (decrease) in net assets resulting from operations	161,783,225	107,176,970
Net equalization credits and charges	162,173	232,492
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,720,443)	(8,538,945)
Net realized gains	(11,095,021)	(14,212,446)
Total distributions to shareholders	(22,815,464)	(22,751,391)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	218,628,982	373,247,215
Cost of shares redeemed	(65,249,491)	(149,571,837)
Net income equalization	(162,173)	(232,492)
Net increase (decrease) in net assets from beneficial interest transactions	153,217,318	223,442,886
Net increase (decrease) in net assets during the period	292,347,252	308,100,957
Net assets at beginning of period	751,492,502	443,391,545
NET ASSETS AT END OF PERIOD	$1,043,839,754	$ 751,492,502
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,200,000	6,200,000
Shares redeemed	(950,000)	(2,500,000)
Net increase (decrease)	2,250,000	3,700,000

(c)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/18(d)	Year Ended 6/30/17(d)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,132,963	$ 11,054,969
Net realized gain (loss)	144,800,348	82,020,447
Net change in unrealized appreciation/depreciation	116,814,223	97,111,611
Net increase (decrease) in net assets resulting from operations	274,747,534	190,187,027
Net equalization credits and charges	436,923	459,500
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,281,479)	(11,401,829)
Net realized gains	(47,230,157)	—
Total distributions to shareholders	(61,511,636)	(11,401,829)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	976,210,587	465,508,262
Cost of shares redeemed	(498,354,217)	(31,546,505)
Net income equalization	(436,923)	(459,500)
Net increase (decrease) in net assets from beneficial interest transactions	477,419,447	433,502,257
Net increase (decrease) in net assets during the period	691,092,268	612,746,955
Net assets at beginning of period	1,298,876,800	686,129,845
NET ASSETS AT END OF PERIOD	$1,989,969,068	$1,298,876,800
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,350,000	9,200,000
Shares redeemed	(8,850,000)	(600,000)
Net increase (decrease)	7,500,000	8,600,000

(d)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/18(e)	Year Ended 6/30/17(e)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,777,661	$ 13,144,585
Net realized gain (loss)	95,233,660	68,680,471
Net change in unrealized appreciation/depreciation	65,209,655	47,865,029
Net increase (decrease) in net assets resulting from operations	179,220,976	129,690,085
Net equalization credits and charges	1,188,778	650,003
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,056,118)	(13,808,928)
Net realized gains	(47,420,999)	(7,226,904)
Total distributions to shareholders	(67,477,117)	(21,035,832)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	762,704,919	462,370,299
Cost of shares redeemed	(363,877,722)	(71,013,521)
Net income equalization	(1,188,778)	(650,003)
Net increase (decrease) in net assets from beneficial interest transactions	397,638,419	390,706,775
Net increase (decrease) in net assets during the period	510,571,056	500,011,031
Net assets at beginning of period	1,001,378,655	501,367,624
NET ASSETS AT END OF PERIOD	$1,511,949,711	$1,001,378,655
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,850,000	8,000,000
Shares redeemed	(6,000,000)	(1,200,000)
Net increase (decrease)	5,850,000	6,800,000

(e)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 47.77	$ 41.10	$ 41.68	$ 38.94	$ 31.93
Income (loss) from investment operations:
Net investment income (loss) (b)	0.56	0.51	0.45	0.42	0.30
Net realized and unrealized gain (loss) (c)	6.74	6.72	(0.06)	3.01	7.00
Total from investment operations	7.30	7.23	0.39	3.43	7.30
Net equalization credits and charges (b)	0.06	0.02	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.59)	(0.58)	(0.49)	(0.42)	(0.30)
Net realized gains	(0.56)	—	(0.49)	(0.28)	—
Total distributions	(1.15)	(0.58)	(0.98)	(0.70)	(0.30)
Net asset value, end of period	$ 53.98	$ 47.77	$ 41.10	$ 41.68	$ 38.94
Total return (d)	15.51%	17.74%	1.07%	8.92%	22.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,195,700	$573,287	$345,259	$243,839	$175,250
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.21%	0.25%
Net investment income (loss)	1.08%	1.14%	1.13%	1.04%	0.82%
Portfolio turnover rate (e)	50%	54%	55%	53%	43%

(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 48.14	$ 41.47	$ 42.85	$ 43.14	$ 34.49
Income (loss) from investment operations:
Net investment income (loss) (b)	0.96	0.80	0.80	0.70	0.66
Net realized and unrealized gain (loss) (c)	4.18	6.72	(0.51)	0.74	8.60
Total from investment operations	5.14	7.52	0.29	1.44	9.26
Net equalization credits and charges (b)	0.10	0.03	0.06	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(0.95)	(0.88)	(0.81)	(0.69)	(0.62)
Net realized gains	(0.42)	—	(0.92)	(1.02)	(0.01)
Total distributions	(1.37)	(0.88)	(1.73)	(1.71)	(0.63)
Net asset value, end of period	$ 52.01	$ 48.14	$ 41.47	$ 42.85	$ 43.14
Total return (d)	10.98%	18.31%	1.13%	3.31%	27.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$767,185	$346,625	$207,342	$124,247	$112,157
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.21%	0.25%
Net investment income (loss)	1.90%	1.73%	2.02%	1.62%	1.67%
Portfolio turnover rate (e)	45%	51%	40%	44%	36%

(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 61.60	$ 52.17	$ 54.13	$ 52.70	$ 43.42
Income (loss) from investment operations:
Net investment income (loss) (b)	0.87	0.79	0.73	0.67	0.56
Net realized and unrealized gain (loss) (c)	11.52	10.80	(0.89)	2.75	10.34
Total from investment operations	12.39	11.59	(0.16)	3.42	10.90
Net equalization credits and charges (b)	0.01	0.02	0.02	(0.02)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.89)	(0.77)	(0.74)	(0.70)	(0.55)
Net realized gains	(0.87)	(1.41)	(1.08)	(1.27)	(1.07)
Total distributions	(1.76)	(2.18)	(1.82)	(1.97)	(1.62)
Net asset value, end of period	$ 72.24	$ 61.60	$ 52.17	$ 54.13	$ 52.70
Total return (e)	20.38%	22.35%	(0.10)%	6.55%	25.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,043,840	$751,493	$443,392	$411,346	$426,877
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.18%	0.20%
Net investment income (loss)	1.30%	1.33%	1.44%	1.28%	1.12%
Portfolio turnover rate (f)	14%	22%	25%	16%	18%

(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 54.12	$ 44.56	$ 47.46	$ 45.41	$ 36.45
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.55	0.57	0.48	0.31
Net realized and unrealized gain (loss) (c)	11.19	9.53	(0.99)	3.64	8.94
Total from investment operations	11.74	10.08	(0.42)	4.12	9.25
Net equalization credits and charges (b)	0.02	0.02	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.60)	(0.54)	(0.60)	(0.47)	(0.28)
Net realized gains	(2.11)	—	(1.90)	(1.62)	(0.02)
Total distributions	(2.71)	(0.54)	(2.50)	(2.09)	(0.30)
Net asset value, end of period	$ 63.17	$ 54.12	$ 44.56	$ 47.46	$ 45.41
Total return (d)	22.28%	22.75%	(0.73)%	9.40%	25.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,989,969	$1,298,877	$686,130	$560,024	$399,562
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.20%	0.25%
Net investment income (loss)	0.95%	1.08%	1.29%	1.06%	0.73%
Portfolio turnover rate (e)	44%	59%	57%	49%	54%

(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 59.60	$ 50.13	$ 53.04	$ 55.11	$ 44.88
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	0.93	0.79	0.81	0.74
Net realized and unrealized gain (loss) (c)	9.55	9.89	(0.72)	1.08	10.46
Total from investment operations	10.59	10.83	0.07	1.89	11.20
Net equalization credits and charges (b)	0.07	0.05	0.03	0.03	0.02
Distributions to shareholders from:
Net investment income	(1.05)	(0.91)	(0.79)	(0.84)	(0.71)
Net realized gains	(2.46)	(0.49)	(2.22)	(3.15)	(0.28)
Total distributions	(3.51)	(1.40)	(3.01)	(3.99)	(0.99)
Net asset value, end of period	$ 66.75	$ 59.60	$ 50.13	$ 53.04	$ 55.11
Total return (d)	18.25%	21.76%	0.56%	3.50%	25.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,511,950	$1,001,379	$501,368	$392,578	$308,732
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.21%	0.25%
Net investment income (loss)	1.65%	1.61%	1.63%	1.52%	1.43%
Portfolio turnover rate (e)	42%	53%	48%	42%	41%

(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
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June 30, 2018

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily
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June 30, 2018

available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or
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June 30, 2018

“SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The following Funds utilized equalization during the period ended June 30, 2018:
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
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June 30, 2018

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$502,397,206	$515,056,464
SPDR S&P 400 Mid Cap Value ETF	310,117,766	317,463,921
SPDR S&P 600 Small Cap ETF	118,717,171	131,944,234
SPDR S&P 600 Small Cap Growth ETF	569,052,763	605,070,687
SPDR S&P 600 Small Cap Value ETF	441,743,225	476,838,345
For the period ended June 30, 2018,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$924,811,431	$515,056,464	$116,972,981
SPDR S&P 400 Mid Cap Value ETF	752,682,336	405,882,102	79,539,418
SPDR S&P 600 Small Cap ETF	218,486,406	65,205,633	36,297,907
SPDR S&P 600 Small Cap Growth ETF	975,705,774	511,698,429	161,484,324
SPDR S&P 600 Small Cap Value ETF	762,245,045	376,415,573	103,034,931
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"), a direct REIT shareholder is permitted to claim a 20% deduction for "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of "qualified REIT dividends" to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions,
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

nontaxable dividend adjustments to income, in-kind transactions and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$14,202,900	$12,036,077	$26,238,977
SPDR S&P 400 Mid Cap Value ETF	23,140,249	—	23,140,249
SPDR S&P 600 Small Cap ETF	18,369,447	4,446,017	22,815,464
SPDR S&P 600 Small Cap Growth ETF	15,707,538	45,804,098	61,511,636
SPDR S&P 600 Small Cap Value ETF	58,263,596	9,213,521	67,477,117
The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$ 5,446,474	$ 910,060	$ 6,356,534
SPDR S&P 400 Mid Cap Value ETF	6,107,669	—	6,107,669
SPDR S&P 600 Small Cap ETF	9,839,265	12,912,126	22,751,391
SPDR S&P 600 Small Cap Growth ETF	11,087,142	314,687	11,401,829
SPDR S&P 600 Small Cap Value ETF	20,042,744	993,088	21,035,832
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR S&P 400 Mid Cap Growth ETF	$—	$ —	$—	$ 85,413,321	$ —	$ 85,413,321
SPDR S&P 400 Mid Cap Value ETF	—	(6,304,014)	—	26,167,345	—	19,863,331
SPDR S&P 600 Small Cap ETF	—	—	—	161,713,370	(938,641)	160,774,729
SPDR S&P 600 Small Cap Growth ETF	—	—	—	270,445,728	(21,374,731)	249,070,997
SPDR S&P 600 Small Cap Value ETF	—	—	—	115,591,763	(17,691,656)	97,900,107

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 400 Mid Cap Value ETF	$—	$6,304,014
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,125,437,490	$118,345,780	$32,932,459	$ 85,413,321
SPDR S&P 400 Mid Cap Value ETF	753,776,712	58,497,453	32,330,108	26,167,345
SPDR S&P 600 Small Cap ETF	905,418,185	206,147,262	44,433,892	161,713,370
SPDR S&P 600 Small Cap Growth ETF	1,770,422,427	315,449,231	45,003,503	270,445,728
SPDR S&P 600 Small Cap Value ETF	1,432,932,319	183,323,645	67,731,882	115,591,763
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 37,192,355	$ 11,920,453	$ 26,109,773	$ 38,030,226
SPDR S&P 400 Mid Cap Value ETF	43,814,768	13,642,451	31,413,624	45,056,075
SPDR S&P 600 Small Cap ETF	93,230,209	25,802,547	70,120,570	95,923,117
SPDR S&P 600 Small Cap Growth ETF	137,360,805	51,397,571	89,752,131	141,149,702
SPDR S&P 600 Small Cap Value ETF	135,723,231	35,087,533	104,776,515	139,864,048

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$11,920,453	$—	$—	$—	$11,920,453	$11,920,453
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	13,642,451	—	—	—	13,642,451	13,642,451
SPDR S&P 600 Small Cap ETF	Common Stocks	25,802,547	—	—	—	25,802,547	25,802,547
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	51,397,571	—	—	—	51,397,571	51,397,571
SPDR S&P 600 Small Cap Value ETF	Common Stocks	35,087,533	—	—	—	35,087,533	35,087,533
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Stock Splits
The Board authorized a 3-for-1 stock split, 2-for-1 stock split, 2-for-1 stock split, 4-for-1 stock split, 2-for-1 stock split for the SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF, respectively, effective after the close of trading on June 12, 2018, for the shareholders of record on June 8, 2018. The impact of the stock splits was to increase the number of shares
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

outstanding while decreasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, and SPDR S&P 600 Small Cap Value ETF and Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, and SPDR S&P 600 Small Cap Value ETF, (collectively referred to as the “Funds”), (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 31, 2018
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
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	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.15%
Actual:
Ending Account Value	$1,046.60	$1,021.30	$1,093.50
Expenses Paid During Period(a)	0.76	0.75	0.78
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10	1,024.10
Expenses Paid During Period(a)	0.75	0.75	0.75

	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$1,115.60	$1,071.00
Expenses Paid During Period(a)	0.79	0.77
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10
Expenses Paid During Period(a)	0.75	0.75

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2018:
Amount
SPDR S&P 400 Mid Cap Growth ETF	$19,477,586
SPDR S&P 600 Small Cap ETF	4,446,017
SPDR S&P 600 Small Cap Growth ETF	50,312,581
SPDR S&P 600 Small Cap Value ETF	15,080,682
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
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OTHER INFORMATION  (continued)
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Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust,
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

(iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the
127

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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

129

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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC
(SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation - All Rights Reserved
SPDR46AR

Annual Report
June 30, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries(Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Convertible Liquid Bond Index (the "Index") is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer's preferred stock ("Preferred Securities") or common stock. The index components are a subset of issues in the Barclays Convertible Composite Index. To be included in the index, a security must meet the following requirements: (i) have an issue amount of at least $350 million and a par amount outstanding of at least $250 million; (ii) be a non-called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under rule 144A of the securities act of 1933, as amended.
The Bloomberg Barclays High Yield Liquid Bond Index (the "Index") is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as "junk bonds." The Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, but not more than fifteen years, regardless of optionality; are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's Investor Service, Inc., or Standard & Poor's Financial Services, LLC, respectively; and have $500 million or more of outstanding face value.
See accompanying notes to financial statements.
1

  —
Notes to Performance Summaries(Unaudited)  (continued)
The Bloomberg Barclays U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Index includes short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as "junk bonds." The index includes publicly issued U.S. denominated, non-investment-grade, fixed rate, taxable corporate bonds that have a remaining maturity of less than 5 years regardless of optionality, are rated between Caa3/CCC-/CCC- and Ba1/BB+/BB+ using the middle rating of Moody's Investor Service, Inc., Fitch, Inc., or Standard & Poor's, Inc., respectively, and have $350 million or more of issuance. The Index includes only corporate sectors. The corporate sectors are Industrial, Utily, and Financial Institutions. Excluded from the Index are non-corporate bonds, structured notes with embedded swaps or other special features, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, Eurobonds, defaulted bonds, zero coupon bonds and payment in kind securities. The Index is issue-capped and the securities in the Index are updated on the index rebalancing date.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Convertible Securities ETF
MANAGEMENT DISCUSSION OF
FUND PEFORMANCE (UNAUDITED)
The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets. The Fund’s benchmark is the Bloomberg Barclays U.S. Convertible Liquid Bond Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 11.62%, and the Index was 12.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Equity markets, new issuance demand, and anticipated Federal Reserve rate hikes were the primary drivers of Fund performance during the Reporting Period. Due to the equity call option embedded in convertible bonds, returns in the bonds’ underlying equities were the primary drivers of Fund performance. In particular, the Technology sector was the largest contributor to Fund performance. New issue supply and corresponding market demand for new paper was relatively strong over the Reporting Period; with new issuance in the first half of 2018 almost matching all of 2017’s new issue volume. The Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve. The Fund’s low duration and underlying equity exposures benefited the Fund in the raising rate environment.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Convertible Securities ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index
ONE YEAR	11.62%	11.21%	12.56%	11.62%	11.21%	12.56%
FIVE YEARS	63.46%	62.75%	68.68%	10.33%	10.23%	11.02%
SINCE INCEPTION(1)	180.33%	179.88%	206.11%	11.84%	11.82%	12.91%

(1)	For the period April 14, 2009 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays Convertible Securities ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Mandatory Exchangeable Trust (Alibaba Group Holding Limited) 5.75% 6/1/2019	8.9%
Wells Fargo & Co. 7.50% 12/31/2049	3.2
Bank of America Corp. 7.25% 12/31/2049	2.4
Intel Corp. 3.25% 8/1/2039	2.3
Becton Dickinson and Co. 6.13% 5/1/2020	2.0
TOTAL	18.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	70.3%
Convertible Preferred Stocks	28.9
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Technology	23.2%
Financial	21.6
Consumer, Non-cyclical	17.1
Communications	17.1
Utilities	5.4
Energy	5.4
Consumer, Cyclical	5.0
Industrial	4.1
Basic Materials	0.3
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays High Yield Bond ETF
MANAGEMENT DISCUSSION OF
FUND PEFORMANCE (UNAUDITED)
The SPDR Bloomberg Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund’s benchmark is the Bloomberg Barclays High Yield Very Liquid Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.23%, and the Index was 1.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index
Geopolitical tensions, Federal Reserve interest rate hikes, and fundamentals were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation. The Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved up more than the back end. Despite market volatility and tightening in monetary policy, the high yield market’s stable fundamentals remained intact and allowed the asset class to weather the Reporting Period’s conditions, which positively affected Fund performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays High Yield Bond ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index
ONE YEAR	1.23%	0.62%	1.71%	1.23%	0.62%	1.71%
FIVE YEARS	20.67%	20.30%	27.52%	3.83%	3.77%	4.98%
TEN YEARS	79.04%	78.64%	113.57%	6.00%	5.97%	7.88%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Bloomberg Barclays High Yield Bond ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Altice France SA 7.38% 5/1/2026	0.7%
Sprint Corp. 7.88% 9/15/2023	0.6
Altice France SA 6.00% 5/15/2022	0.5
First Data Corp. 7.00% 12/1/2023	0.5
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 5/1/2027	0.4
TOTAL	2.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	98.4%
Common Stocks	0.0 *
Convertible Preferred Stocks	0.0 *
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Communications	20.4%
Consumer, Non-cyclical	17.8
Energy	13.4
Consumer, Cyclical	13.1
Financial	10.6
Industrial	8.8
Technology	6.8
Basic Materials	4.3
Utilities	3.0
Diversified	0.2
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
MANAGEMENT DISCUSSION OF
FUND PEFORMANCE (UNAUDITED)
The SPDR Bloomberg Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. The Fund’s benchmark is the Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Year 2% Capped Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.30%, and the Index was 3.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Geopolitical tensions, Federal Reserve interest rate hikes, and fundamentals were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation. The Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved up more than the back end. Despite market volatility and tightening in monetary policy, the high yield market’s stable fundamentals remained intact and allowed the asset class to weather the Reporting Period’s conditions, which positively affected Fund performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
ONE YEAR	3.30%	2.95%	3.72%	3.30%	2.95%	3.72%
FIVE YEARS	19.36%	18.64%	25.23%	3.60%	3.48%	4.60%
SINCE INCEPTION(1)	28.75%	28.60%	37.89%	4.09%	4.07%	5.24%

(1)	For the period March 14, 2012 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Altice France SA 6.00% 5/15/2022	0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75% 10/15/2020	0.6
Altice Luxembourg SA 7.75% 5/15/2022	0.6
Tenet Healthcare Corp. 8.13% 4/1/2022	0.6
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.5
TOTAL	3.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	98.3%
Common Stocks	0.1
Warrants	0.0 *
Convertible Preferred Stocks	0.0 *
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Communications	19.7%
Consumer, Non-cyclical	18.5
Energy	14.0
Consumer, Cyclical	12.8
Financial	10.6
Industrial	9.0
Basic Materials	6.3
Technology	5.0
Utilities	2.3
Diversified	0.2
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 70.3%
AEROSPACE & DEFENSE — 0.2%
Arconic, Inc. 1.63%, 10/15/2019	$ 11,050,000	$ 11,094,200
AUTO MANUFACTURERS — 2.7%
Navistar International Corp. 4.75%, 4/15/2019	11,475,000	11,826,135
Tesla, Inc.:
0.25%, 3/1/2019 (a)	25,589,000	28,321,905
1.25%, 3/1/2021	40,725,000	46,092,555
2.38%, 3/15/2022	28,325,000	34,443,200
		120,683,795
BIOTECHNOLOGY — 4.4%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	14,500,000	14,714,600
0.75%, 10/15/2018	10,448,000	11,104,134
1.50%, 10/15/2020	11,500,000	13,596,450
Exact Sciences Corp. 1.00%, 1/15/2025	24,950,000	26,237,420
Illumina, Inc.:
Zero Coupon, 6/15/2019	16,995,000	20,037,105
0.50%, 6/15/2021 (a)	14,900,000	19,642,670
Insmed, Inc. 1.75%, 1/15/2025	12,475,000	11,392,170
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	13,825,000	12,134,203
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	19,915,000	19,534,623
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (b)	22,000,000	22,701,800
Medicines Co.:
2.50%, 1/15/2022	11,900,000	14,478,730
2.75%, 7/15/2023	11,350,000	11,386,320
		196,960,225
COMMERCIAL SERVICES — 2.1%
Euronet Worldwide, Inc. 1.50%, 10/1/2044	11,500,000	14,099,000
Macquarie Infrastructure Corp.:
2.00%, 10/1/2023	10,500,000	9,320,850
2.88%, 7/15/2019	12,500,000	12,371,250
Square, Inc.:
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
0.38%, 3/1/2022	$ 12,225,000	$ 32,986,717
0.50%, 5/15/2023 (b)	24,300,000	26,025,300
		94,803,117
COMPUTERS — 1.9%
Lumentum Holdings, Inc. 0.25%, 3/15/2024	13,650,000	16,158,870
Nutanix, Inc. Zero Coupon, 1/15/2023 (b)	16,900,000	20,966,140
Pure Storage, Inc. 0.13%, 4/15/2023 (b)	14,375,000	16,032,438
Western Digital Corp. 1.50%, 2/1/2024 (a) (b)	30,900,000	31,267,710
		84,425,158
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023	17,500,000	16,674,000
ELECTRIC — 0.4%
NRG Energy, Inc. 2.75%, 6/1/2048 (b)	17,350,000	16,801,740
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
SunPower Corp.:
0.88%, 6/1/2021	100,000	78,740
4.00%, 1/15/2023	21,795,000	18,421,134
		18,499,874
ELECTRONICS — 0.4%
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (b)	17,000,000	16,685,500
ENERGY-ALTERNATE SOURCES — 0.3%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019 (a)	16,307,000	15,173,664
ENGINEERING & CONSTRUCTION — 0.4%
Dycom Industries, Inc. 0.75%, 9/15/2021	14,375,000	16,656,313
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)	15,850,000	16,428,525
HEALTH CARE PRODUCTS — 1.5%
Insulet Corp. 1.38%, 11/15/2024 (b)	11,975,000	13,294,645
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
NuVasive, Inc. 2.25%, 3/15/2021	$ 18,932,000	$ 20,529,861
Wright Medical Group NV 2.25%, 11/15/2021	10,175,000	13,548,013
Wright Medical Group, Inc. 2.00%, 2/15/2020	17,978,000	19,405,453
		66,777,972
HEALTH CARE SERVICES — 1.5%
Anthem, Inc. 2.75%, 10/15/2042	11,173,000	36,498,839
Molina Healthcare, Inc. 1.13%, 1/15/2020	13,476,000	32,625,396
		69,124,235
INSURANCE — 0.9%
AXA SA 7.25%, 5/15/2021 (b)	25,500,000	26,576,100
MGIC Investment Corp. 9.00%, 4/1/2063 (b)	10,000,000	13,394,000
		39,970,100
INTERNET — 12.1%
Altaba, Inc. Zero Coupon, 12/1/2018	41,081,000	55,923,565
Booking Holdings, Inc.:
0.35%, 6/15/2020	29,657,000	45,944,624
0.90%, 9/15/2021 (a)	27,150,000	32,487,690
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	20,700,000	21,848,850
1.25%, 10/15/2018	13,525,000	16,451,810
1.25%, 9/15/2022	27,430,000	28,255,643
1.99%, 7/1/2025 (a)	12,300,000	14,039,220
FireEye, Inc.:
0.88%, 6/1/2024 (b)	16,200,000	15,302,520
Series A, 1.00%, 6/1/2035 (a)	12,900,000	12,289,830
Series B, 1.63%, 6/1/2035	12,350,000	11,274,315
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)	15,000,000	17,535,000
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a) (b)	11,100,000	10,964,580
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019	15,960,000	29,738,268
RingCentral, Inc. Zero Coupon, 3/15/2023 (b)	13,950,000	14,834,430
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Twilio, Inc. 0.25%, 6/1/2023 (b)	$ 15,300,000	$ 15,856,920
Twitter, Inc.:
0.25%, 9/15/2019	24,700,000	23,949,120
0.25%, 6/15/2024 (b)	32,350,000	33,550,185
1.00%, 9/15/2021	29,050,000	28,094,255
Vipshop Holdings, Ltd. 1.50%, 3/15/2019	18,247,000	17,987,893
Wayfair, Inc. 0.38%, 9/1/2022 (a) (b)	12,244,000	15,750,682
Weibo Corp. 1.25%, 11/15/2022 (b)	26,550,000	26,637,615
Wix.com, Ltd. Zero Coupon, 7/1/2023 (b)	11,000,000	10,869,100
Yandex NV 1.13%, 12/15/2018	9,025,000	8,867,965
Zendesk, Inc. 0.25%, 3/15/2023 (b)	17,450,000	18,882,645
Zillow Group, Inc. 2.00%, 12/1/2021	12,925,000	16,319,105
		543,655,830
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp. 3.75%, 2/1/2022	10,300,000	10,358,710
Prospect Capital Corp. 4.75%, 4/15/2020	10,700,000	10,693,580
		21,052,290
LODGING — 1.5%
Caesars Entertainment Corp. 5.00%, 10/1/2024	31,663,020	54,048,775
Huazhu Group, Ltd. 0.38%, 11/1/2022 (b)	12,785,000	14,560,837
		68,609,612
MEDIA — 4.6%
DISH Network Corp.:
2.38%, 3/15/2024	28,350,000	24,984,855
3.38%, 8/15/2026	83,892,000	81,073,229
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	9,840,000	10,657,704
3.50%, 1/15/2031	8,650,000	5,484,100
3.75%, 2/15/2030	12,000,000	8,308,800
4.00%, 11/15/2029	13,000,000	9,141,600
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Liberty Media Corp.:
1.38%, 10/15/2023	$ 28,702,000	$ 35,739,730
2.13%, 3/31/2048 (b)	11,600,000	11,453,840
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	14,350,000	16,841,160
		203,685,018
MINING — 0.3%
Royal Gold, Inc. 2.88%, 6/15/2019	12,155,000	12,869,714
OIL & GAS — 3.0%
Cheniere Energy, Inc. 4.25%, 3/15/2045	16,675,000	13,174,917
Chesapeake Energy Corp. 5.50%, 9/15/2026	43,200,000	43,891,200
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a)	23,250,000	21,638,775
Nabors Industries, Inc. 0.75%, 1/15/2024	16,500,000	12,995,400
Transocean, Inc. 0.50%, 1/30/2023	20,450,000	29,329,390
Whiting Petroleum Corp. 1.25%, 4/1/2020	14,800,000	14,110,320
		135,140,002
OIL & GAS SERVICES — 0.8%
Weatherford International, Ltd. 5.88%, 7/1/2021	36,000,000	35,517,600
PHARMACEUTICALS — 4.0%
DexCom, Inc. 0.75%, 5/15/2022 (b)	11,660,000	13,418,328
Herbalife Nutrition, Ltd.:
2.00%, 8/15/2019	19,058,000	24,520,022
2.63%, 3/15/2024 (a) (b)	15,850,000	16,878,665
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	10,850,000	10,392,130
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	17,175,000	17,875,740
1.88%, 8/15/2021	15,672,000	17,049,569
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	14,075,000	20,386,230
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024 (b)	16,773,000	32,254,479
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	$ 12,250,000	$ 14,804,125
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	14,172,000	13,128,941
		180,708,229
REAL ESTATE INVESTMENT TRUSTS — 2.0%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	11,300,000	11,087,560
Colony Capital, Inc. 3.88%, 1/15/2021	11,250,000	10,690,875
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	16,380,000	19,113,822
Spirit Realty Capital, Inc. 2.88%, 5/15/2019	12,000,000	11,955,600
Starwood Property Trust, Inc. 4.00%, 1/15/2019	8,465,000	9,243,780
VEREIT, Inc.:
3.00%, 8/1/2018	21,034,000	21,023,483
3.75%, 12/15/2020 (a)	6,025,000	6,078,622
		89,193,742
RETAIL — 0.4%
RH:
Zero Coupon, 6/15/2019 (a) (b)	9,900,000	12,500,730
Zero Coupon, 6/15/2023 (b)	5,500,000	5,150,200
		17,650,930
SEMICONDUCTORS — 12.8%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	23,500,000	46,668,650
Integrated Device Technology, Inc. 0.88%, 11/15/2022	10,350,000	11,788,650
Intel Corp. 3.25%, 8/1/2039	43,678,000	104,897,085
Microchip Technology, Inc.:
1.63%, 2/15/2025	48,860,000	85,964,284
1.63%, 2/15/2027	59,525,000	69,858,540
2.25%, 2/15/2037	22,435,000	26,486,761
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	29,375,000	53,021,875
Novellus Systems, Inc. 2.63%, 5/15/2041	8,242,000	42,837,795
NXP Semiconductors NV 1.00%, 12/1/2019	32,600,000	39,194,980
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
ON Semiconductor Corp.:
1.00%, 12/1/2020	$ 20,450,000	$ 26,848,805
1.63%, 10/15/2023	16,300,000	20,626,020
Silicon Laboratories, Inc. 1.38%, 3/1/2022	11,650,000	14,188,535
Synaptics, Inc. 0.50%, 6/15/2022 (a)	14,600,000	14,373,700
Teradyne, Inc. 1.25%, 12/15/2023	13,190,000	17,600,736
		574,356,416
SOFTWARE — 8.5%
Akamai Technologies, Inc.:
Zero Coupon, 2/15/2019	22,150,000	22,218,665
0.13%, 5/1/2025 (b)	31,000,000	30,984,500
Atlassian, Inc. 0.63%, 5/1/2023 (b)	28,525,000	29,511,965
Avaya Holdings Corp. 2.25%, 6/15/2023 (b)	5,750,000	5,616,025
Citrix Systems, Inc. 0.50%, 4/15/2019	41,590,000	60,613,266
Guidewire Software, Inc. 1.25%, 3/15/2025	12,800,000	13,000,960
HubSpot, Inc. 0.25%, 6/1/2022	12,041,000	17,201,773
j2 Global, Inc. 3.25%, 6/15/2029	13,100,000	17,707,270
Momo, Inc. 1.25%, 7/1/2025 (b)	19,000,000	18,561,100
New Relic, Inc. 0.50%, 5/1/2023 (b)	14,000,000	15,428,000
Nuance Communications, Inc.:
1.00%, 12/15/2035	18,595,000	16,631,368
1.25%, 4/1/2025 (a)	12,125,000	11,391,438
Red Hat, Inc. 0.25%, 10/1/2019	15,405,000	28,017,073
Sea, Ltd. 2.25%, 7/1/2023 (b)	16,500,000	16,811,850
ServiceNow, Inc. Zero Coupon, 6/1/2022	21,975,000	29,776,125
Verint Systems, Inc. 1.50%, 6/1/2021	10,950,000	10,773,705
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Workday, Inc. 0.25%, 10/1/2022 (b)	$ 32,475,000	$ 34,124,730
		378,369,813
TELECOMMUNICATIONS — 1.6%
Finisar Corp. 0.50%, 12/15/2036	16,300,000	14,766,170
GCI Liberty, Inc. 1.75%, 9/30/2046 (b)	12,300,000	12,664,080
Gogo, Inc. 3.75%, 3/1/2020 (a)	10,100,000	8,801,140
Intelsat SA 4.50%, 6/15/2025 (a) (b)	11,500,000	14,094,400
Viavi Solutions, Inc.:
0.63%, 8/15/2033	10,950,000	11,077,020
1.00%, 3/1/2024 (a)	11,925,000	12,039,480
		73,442,290
TRANSPORTATION — 0.3%
Golar LNG, Ltd. 2.75%, 2/15/2022	12,160,000	13,204,544
TOTAL CORPORATE BONDS & NOTES (Cost $2,883,925,110)		3,148,214,448

	Shares
CONVERTIBLE PREFERRED STOCKS — 28.9%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	207,150	22,372,200
BANKS — 5.6%
Bank of America Corp. Series L, 7.25%, 12/31/2049	87,742	109,721,371
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	113,021	142,345,429
		252,066,800
DIVERSIFIED FINANCIAL SERVICES — 0.4%
AMG Capital Trust II 5.15%, 10/15/2037	263,088	15,727,664
ELECTRIC — 4.6%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019	818,077	37,803,338
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
DTE Energy Co. 6.50%, 10/1/2019	422,659	$ 21,847,244
NextEra Energy, Inc.:
6.12%, 9/1/2019	841,811	48,067,408
6.37%, 9/1/2018	427,963	31,768,207
Sempra Energy Series A, 6.00%, 1/15/2021	513,650	53,013,816
Vistra Energy Corp. 7.00%, 7/1/2019	141,350	13,378,778
		205,878,791
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Belden, Inc. 6.75%, 7/15/2019	173,000	14,474,910
ELECTRONICS — 0.9%
Fortive Corp. Series A, 5.00%, 7/1/2021	39,750	40,767,401
ENVIRONMENTAL CONTROL — 0.3%
Stericycle, Inc. 5.25%, 9/15/2018	263,255	12,941,616
GAS — 0.4%
CenterPoint Energy, Inc. 3.40%, 9/15/2029 (c)	387,171	16,373,461
HAND & MACHINE TOOLS — 0.5%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (a)	230,129	24,112,917
HEALTH CARE PRODUCTS — 2.0%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,453,468	89,896,996
INVESTMENT COMPANY SECURITY — 8.9%
Mandatory Exchangeable Trust (Alibaba Group Holding Limited) 5.75%, 6/1/2019 (b)	1,907,000	397,929,876
METAL FABRICATE & HARDWARE — 0.4%
Rexnord Corp. Series A, 5.75%, 11/15/2019	259,700	16,226,056
OIL & GAS — 0.6%
Hess Corp. 8.00%, 2/1/2019	332,424	25,051,473
PHARMACEUTICALS — 1.1%
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	105,750	48,063,375
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
PIPELINES — 0.7%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	924,375	$ 32,048,081
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	48,150	51,600,910
Welltower, Inc. Series I, 6.50%, 12/31/2049	445,188	26,466,427
		78,067,337
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,069,803,972)		1,291,998,954
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	7,428,434	7,428,434
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	143,752,763	143,752,763
TOTAL SHORT-TERM INVESTMENTS (Cost $151,181,197)		151,181,197
TOTAL INVESTMENTS — 102.6% (Cost $4,104,910,279)		4,591,394,599
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(115,505,586)
NET ASSETS — 100.0%		$ 4,475,889,013

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$ —	$ 11,094,200	$—	$ 11,094,200
Auto Manufacturers	—	120,683,795	—	120,683,795
Biotechnology	—	196,960,225	—	196,960,225
Commercial Services	—	94,803,117	—	94,803,117
Computers	—	84,425,158	—	84,425,158
Diversified Financial Services	—	16,674,000	—	16,674,000
Electric	—	16,801,740	—	16,801,740
Electrical Components & Equipment	—	18,499,874	—	18,499,874
Electronics	—	16,685,500	—	16,685,500
Energy-Alternate Sources	—	15,173,664	—	15,173,664
Engineering & Construction	—	16,656,313	—	16,656,313
Entertainment	—	16,428,525	—	16,428,525
Health Care Products	—	66,777,972	—	66,777,972
Health Care Services	—	69,124,235	—	69,124,235
Insurance	—	39,970,100	—	39,970,100
Internet	—	543,655,830	—	543,655,830
Investment Company Security	—	21,052,290	—	21,052,290
Lodging	—	68,609,612	—	68,609,612
Media	—	203,685,018	—	203,685,018
Mining	—	12,869,714	—	12,869,714
Oil & Gas	—	135,140,002	—	135,140,002
Oil & Gas Services	—	35,517,600	—	35,517,600
Pharmaceuticals	—	180,708,229	—	180,708,229
Real Estate Investment Trusts	—	89,193,742	—	89,193,742
Retail	—	17,650,930	—	17,650,930
Semiconductors	—	574,356,416	—	574,356,416
Software	—	378,369,813	—	378,369,813
Telecommunications	—	73,442,290	—	73,442,290
Transportation	—	13,204,544	—	13,204,544
Convertible Preferred Stocks
Agriculture	22,372,200	—	—	22,372,200
Banks	252,066,800	—	—	252,066,800
Diversified Financial Services	15,727,664	—	—	15,727,664
Electric	174,110,584	31,768,207	—	205,878,791
Electrical Components & Equipment	14,474,910	—	—	14,474,910
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electronics	$ 40,767,401	$ —	$—	$ 40,767,401
Environmental Control	12,941,616	—	—	12,941,616
Gas	—	16,373,461	—	16,373,461
Hand & Machine Tools	24,112,917	—	—	24,112,917
Health Care Products	89,896,996	—	—	89,896,996
Investment Company Security	—	397,929,876	—	397,929,876
Metal Fabricate & Hardware	16,226,056	—	—	16,226,056
Oil & Gas	25,051,473	—	—	25,051,473
Pharmaceuticals	48,063,375	—	—	48,063,375
Pipelines	32,048,081	—	—	32,048,081
Real Estate Investment Trusts	26,466,427	51,600,910	—	78,067,337
Short-Term Investments	151,181,197	—	—	151,181,197
TOTAL INVESTMENTS	$945,507,697	$3,645,886,902	$—	$4,591,394,599
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,165,306	$ 50,165,306	$ 749,247,811	$ 791,984,683	$—	$—	7,428,434	$ 7,428,434	$ 238,435
State Street Navigator Securities Lending Government Money Market Portfolio	146,798,009	146,798,009	775,527,895	778,573,141	—	—	143,752,763	143,752,763	2,458,315
Total		$196,963,315	$1,524,775,706	$1,570,557,824	$—	$—		$151,181,197	$2,696,750
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.4%
Other Securities	$ 39,907,000	$ 33,621,044
AEROSPACE & DEFENSE — 1.7%
Other Securities	160,599,000	164,857,271
AGRICULTURE — 0.2%
Other Securities	20,529,000	19,339,146
AIRLINES — 0.2%
Other Securities	16,581,000	16,742,515
APPAREL — 0.3%
Other Securities	26,345,500	25,124,505
AUTO MANUFACTURERS — 1.0%
Other Securities	95,527,625	93,546,968
AUTO PARTS & EQUIPMENT — 1.0%
Other Securities	99,943,749	95,145,423
BANKS — 2.4%
Barclays PLC 5.20%, 5/12/2026	28,477,000	27,962,982
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	26,594,000	26,828,027
6.00%, 12/19/2023	26,062,000	27,320,795
Other Securities	157,658,000	147,446,613
		229,558,417
BEVERAGES — 0.1%
Other Security	8,276,000	8,038,065
BIOTECHNOLOGY — 0.0% (a)
Other Securities	18,552,000	1,113,120
BUILDING MATERIALS — 1.2%
Other Securities	115,496,000	112,001,786
CHEMICALS — 2.0%
Other Securities	190,924,500	194,388,772
COAL — 0.3%
Other Securities	33,287,000	28,545,368
COMMERCIAL SERVICES — 3.8%
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (b)	31,451,000	30,903,753
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (b)(c)	32,165,000	34,246,075
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Other Securities	$ 303,920,500	$ 291,728,400
		356,878,228
COMPUTERS — 1.4%
Western Digital Corp. 4.75%, 2/15/2026	30,905,000	30,028,852
Other Securities	101,735,000	103,012,772
		133,041,624
COSMETICS/PERSONAL CARE — 0.1%
Other Securities	13,425,000	13,072,220
DISTRIBUTION & WHOLESALE — 0.5%
Other Securities	55,953,000	45,533,814
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Other Securities	384,625,805	384,228,681
ELECTRIC — 2.6%
Vistra Energy Corp. 7.38%, 11/1/2022	22,715,000	23,737,175
Other Securities	231,140,840	228,370,488
		252,107,663
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Other Securities	19,187,000	19,259,085
ELECTRONICS — 0.1%
Other Security	5,408,000	5,353,920
ENERGY-ALTERNATE SOURCES — 0.1%
Other Securities	14,845,125	14,156,781
ENGINEERING & CONSTRUCTION — 0.5%
Other Securities	46,732,000	46,084,738
ENTERTAINMENT — 2.5%
Scientific Games International, Inc. 10.00%, 12/1/2022	30,347,000	32,322,590
Other Securities	212,633,500	210,147,485
		242,470,075
ENVIRONMENTAL CONTROL — 0.1%
Other Securities	14,651,000	14,081,284
FOOD — 2.4%
Other Securities	244,998,500	229,558,739
FOOD SERVICE — 0.4%
Other Securities	39,434,000	38,480,329
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
GAS — 0.4%
Other Securities	$ 38,848,000	$ 37,934,322
HEALTH CARE PRODUCTS — 1.4%
Avantor, Inc. 9.00%, 10/1/2025 (b)(c)	24,517,000	24,705,781
Other Securities	113,585,575	107,622,917
		132,328,698
HEALTH CARE SERVICES — 7.0%
Centene Escrow I Corp. 5.38%, 6/1/2026 (b)	22,531,000	22,826,156
CHS/Community Health Systems, Inc. 6.25%, 3/31/2023	39,487,000	36,181,938
HCA, Inc.:
4.25%, 10/15/2019	6,878,000	6,929,585
4.50%, 2/15/2027 (c)	14,357,000	13,643,457
5.00%, 3/15/2024	26,014,000	25,982,783
5.25%, 4/15/2025	19,303,000	19,430,400
5.25%, 6/15/2026	19,731,000	19,573,152
5.38%, 2/1/2025	31,894,000	31,406,022
5.88%, 2/15/2026	18,565,000	18,704,237
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (b)	23,742,000	22,459,932
5.13%, 5/1/2025 (b)	17,976,000	17,100,569
6.00%, 10/1/2020	22,468,000	23,085,870
6.75%, 6/15/2023 (c)	23,997,000	23,848,219
7.00%, 8/1/2025 (b)(c)	5,523,000	5,481,578
7.50%, 1/1/2022 (b)	11,859,000	12,319,129
8.13%, 4/1/2022 (c)	35,628,000	37,188,506
Other Securities	344,170,446	324,961,891
		661,123,424
HOLDING COMPANIES-DIVERS — 0.2%
Other Securities	16,555,000	16,494,380
HOME BUILDERS — 0.9%
Other Securities	88,091,428	86,737,731
HOME FURNISHINGS — 0.1%
Other Security	7,272,000	7,035,660
HOUSEHOLD PRODUCTS & WARES — 0.3%
Other Securities	29,825,000	28,488,970
INSURANCE — 1.0%
Other Securities	95,944,000	94,638,608
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
INTERNET — 1.6%
Netflix, Inc. 5.88%, 11/15/2028 (b)	$ 23,899,000	$ 24,102,141
Other Securities	125,599,000	123,854,506
		147,956,647
IRON/STEEL — 0.7%
Other Securities	64,494,000	64,602,662
LEISURE TIME — 0.5%
Other Securities	50,187,000	49,787,621
LODGING — 2.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (b)(c)	22,924,000	22,522,830
Other Securities	189,947,000	188,819,717
		211,342,547
MACHINERY, CONSTRUCTION & MINING — 0.4%
Other Securities	35,437,000	35,941,877
MACHINERY-DIVERSIFIED — 0.2%
Other Securities	22,016,000	21,616,180
MEDIA — 10.3%
Altice Financing SA:
6.63%, 2/15/2023 (b)	27,311,000	26,901,335
7.50%, 5/15/2026 (b)(c)	35,663,000	34,503,952
Altice France SA:
6.00%, 5/15/2022 (b)	51,577,000	51,891,620
6.25%, 5/15/2024 (b)	16,572,000	16,096,384
7.38%, 5/1/2026 (b)	66,565,000	64,900,875
Altice Luxembourg SA 7.75%, 5/15/2022 (b)(c)	37,404,000	36,188,370
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (b)	8,528,000	8,037,640
5.00%, 2/1/2028 (b)	31,823,000	29,159,415
5.13%, 5/1/2023 (b)	14,396,000	14,211,731
5.13%, 5/1/2027 (b)	40,594,000	37,979,746
5.38%, 5/1/2025 (b)	8,524,000	8,225,660
5.50%, 5/1/2026 (b)(c)	16,918,000	16,405,385
5.75%, 1/15/2024	2,588,000	2,594,470
5.75%, 2/15/2026 (b)	30,130,000	29,602,725
5.88%, 4/1/2024 (b)	23,385,000	23,443,462
5.88%, 5/1/2027 (b)	9,170,000	8,940,750
CSC Holdings LLC:
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.25%, 6/1/2024 (c)	$ 9,238,000	$ 8,753,005
5.38%, 2/1/2028 (b)	12,330,000	11,405,250
5.50%, 4/15/2027 (b)	15,651,000	14,946,705
6.63%, 10/15/2025 (b)	11,453,000	11,710,692
10.13%, 1/15/2023 (b)	23,761,000	26,167,989
10.88%, 10/15/2025 (b)	20,780,000	23,897,000
DISH DBS Corp. 7.75%, 7/1/2026 (c)	26,693,000	23,391,076
Ziggo B.V. 5.50%, 1/15/2027 (b)	25,499,000	23,826,266
Other Securities	440,442,840	421,948,485
		975,129,988
METAL FABRICATE & HARDWARE — 0.4%
Other Securities	41,481,000	41,144,613
MINING — 1.6%
Freeport-McMoRan, Inc. 3.88%, 3/15/2023 (c)	25,811,000	24,391,395
Other Securities	129,570,000	130,882,748
		155,274,143
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities	26,217,575	26,157,188
OFFICE & BUSINESS EQUIPMENT — 0.3%
Other Securities	31,364,000	30,695,160
OIL & GAS — 8.9%
California Resources Corp. 8.00%, 12/15/2022 (b)(c)	29,038,000	26,351,985
Other Securities	851,423,210	815,416,849
		841,768,834
OIL & GAS SERVICES — 1.1%
Other Securities	102,687,120	104,686,738
PACKAGING & CONTAINERS — 2.5%
Other Securities	241,100,000	238,495,151
PHARMACEUTICALS — 2.6%
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (b)(c)	3,277,000	3,321,567
5.50%, 3/1/2023 (b)	10,429,000	9,698,970
5.50%, 11/1/2025 (b)	15,933,000	15,682,852
5.63%, 12/1/2021 (b)(c)	11,596,000	11,364,080
5.88%, 5/15/2023 (b)	29,726,340	27,907,088
6.13%, 4/15/2025 (b)	26,492,000	24,322,305
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
6.50%, 3/15/2022 (b)	$ 13,274,000	$ 13,738,590
7.00%, 3/15/2024 (b)(c)	20,534,000	21,529,899
7.50%, 7/15/2021 (b)	17,341,000	17,580,306
8.50%, 1/31/2027 (b)	9,340,000	9,456,750
9.00%, 12/15/2025 (b)	15,744,000	16,295,040
9.25%, 4/1/2026 (b)	16,643,000	17,288,749
Other Securities	69,317,500	60,181,871
		248,368,067
PIPELINES — 3.0%
Other Securities	286,879,000	287,635,307
REAL ESTATE — 0.6%
Other Securities	61,746,000	59,847,370
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Other Securities	256,824,125	250,872,723
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (b)	35,558,000	33,646,757
Rite Aid Corp. 6.13%, 4/1/2023 (b)(c)	24,545,000	24,888,630
Other Securities	263,078,000	236,916,183
		295,451,570
SEMICONDUCTORS — 0.9%
Other Securities	82,760,812	83,612,077
SOFTWARE — 4.2%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (b)	24,235,000	24,751,205
First Data Corp.:
5.00%, 1/15/2024 (b)	24,562,000	24,408,487
5.38%, 8/15/2023 (b)	15,101,000	15,188,586
5.75%, 1/15/2024 (b)	29,085,000	29,085,000
7.00%, 12/1/2023 (b)	42,538,000	44,307,581
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (b)	29,119,000	32,249,292
Other Securities	224,872,500	224,779,343
		394,769,494
STORAGE & WAREHOUSING — 0.1%
Other Security	7,478,000	7,571,475
TELECOMMUNICATIONS — 8.1%
Frontier Communications Corp.:
10.50%, 9/15/2022	27,530,000	24,983,475
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
11.00%, 9/15/2025 (c)	$ 45,131,000	$ 36,163,470
Sprint Corp.:
7.13%, 6/15/2024	31,827,000	32,132,539
7.25%, 9/15/2021	31,602,000	32,755,473
7.63%, 2/15/2025 (c)	20,637,000	21,152,925
7.63%, 3/1/2026 (c)	18,216,000	18,563,926
7.88%, 9/15/2023	53,868,000	55,888,050
T-Mobile USA, Inc.:
4.00%, 4/15/2022	5,299,000	5,239,386
4.50%, 2/1/2026	12,985,000	12,125,393
4.75%, 2/1/2028	18,297,000	16,902,769
5.13%, 4/15/2025 (c)	5,645,000	5,673,225
5.38%, 4/15/2027	6,907,000	6,745,376
6.00%, 3/1/2023	16,816,000	17,342,341
6.00%, 4/15/2024	13,029,000	13,550,160
6.38%, 3/1/2025	21,991,000	22,800,269
6.50%, 1/15/2024	12,946,000	13,528,570
6.50%, 1/15/2026	25,345,000	26,201,661
Other Securities	429,896,191	405,840,489
		767,589,497
TOYS/GAMES/HOBBIES — 0.2%
Other Securities	21,672,000	21,172,175
TRANSPORTATION — 0.5%
Other Securities	49,961,000	46,982,017
TRUCKING & LEASING — 0.7%
Park Aerospace Holdings, Ltd. 5.25%, 8/15/2022 (b)	22,795,000	22,567,050
Other Securities	45,651,500	45,262,081
		67,829,131
TOTAL CORPORATE BONDS & NOTES (Cost $9,860,643,500)		9,357,411,626

	Shares
COMMON STOCKS — 0.0%(a)
OIL, GAS & CONSUMABLE FUELS — 0.0% (a)
Other Security	168,051	1,848,561
CONVERTIBLE PREFERRED STOCKS — 0.0% (a)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (a)
Other Security	1,299	909,300
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	11,654,278	$ 11,654,278
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	633,602,775	633,602,775
TOTAL SHORT-TERM INVESTMENTS (Cost $645,257,053)		645,257,053
TOTAL INVESTMENTS — 105.2% (Cost $10,510,278,330)		10,005,426,540
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(498,900,441)
NET ASSETS — 100.0%		$ 9,506,526,099

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 57.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 33,621,044	$—	$ 33,621,044
Aerospace & Defense	—	164,857,271	—	164,857,271
Agriculture	—	19,339,146	—	19,339,146
Airlines	—	16,742,515	—	16,742,515
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Apparel	$ —	$ 25,124,505	$—	$ 25,124,505
Auto Manufacturers	—	93,546,968	—	93,546,968
Auto Parts & Equipment	—	95,145,423	—	95,145,423
Banks	—	229,558,417	—	229,558,417
Beverages	—	8,038,065	—	8,038,065
Biotechnology	—	1,113,120	—	1,113,120
Building Materials	—	112,001,786	—	112,001,786
Chemicals	—	194,388,772	—	194,388,772
Coal	—	28,545,368	—	28,545,368
Commercial Services	—	356,878,228	—	356,878,228
Computers	—	133,041,624	—	133,041,624
Cosmetics/Personal Care	—	13,072,220	—	13,072,220
Distribution & Wholesale	—	45,533,814	—	45,533,814
Diversified Financial Services	—	384,228,681	—	384,228,681
Electric	—	252,107,663	—	252,107,663
Electrical Components & Equipment	—	19,259,085	—	19,259,085
Electronics	—	5,353,920	—	5,353,920
Energy-Alternate Sources	—	14,156,781	—	14,156,781
Engineering & Construction	—	46,084,738	—	46,084,738
Entertainment	—	242,470,075	—	242,470,075
Environmental Control	—	14,081,284	—	14,081,284
Food	—	229,558,739	—	229,558,739
Food Service	—	38,480,329	—	38,480,329
Gas	—	37,934,322	—	37,934,322
Health Care Products	—	132,328,698	—	132,328,698
Health Care Services	—	661,123,424	—	661,123,424
Holding Companies-Divers	—	16,494,380	—	16,494,380
Home Builders	—	86,737,731	—	86,737,731
Home Furnishings	—	7,035,660	—	7,035,660
Household Products & Wares	—	28,488,970	—	28,488,970
Insurance	—	94,638,608	—	94,638,608
Internet	—	147,956,647	—	147,956,647
Iron/Steel	—	64,602,662	—	64,602,662
Leisure Time	—	49,787,621	—	49,787,621
Lodging	—	211,342,547	—	211,342,547
Machinery, Construction & Mining	—	35,941,877	—	35,941,877
Machinery-Diversified	—	21,616,180	—	21,616,180
Media	—	975,129,988	—	975,129,988
Metal Fabricate & Hardware	—	41,144,613	—	41,144,613
Mining	—	155,274,143	—	155,274,143
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Miscellaneous Manufacturer	$ —	$ 26,157,188	$—	$ 26,157,188
Office & Business Equipment	—	30,695,160	—	30,695,160
Oil & Gas	—	841,768,834	—	841,768,834
Oil & Gas Services	—	104,686,738	—	104,686,738
Packaging & Containers	—	238,495,151	—	238,495,151
Pharmaceuticals	—	248,368,067	—	248,368,067
Pipelines	—	287,635,307	—	287,635,307
Real Estate	—	59,847,370	—	59,847,370
Real Estate Investment Trusts	—	250,872,723	—	250,872,723
Retail	—	295,451,570	—	295,451,570
Semiconductors	—	83,612,077	—	83,612,077
Software	—	394,769,494	—	394,769,494
Storage & Warehousing	—	7,571,475	—	7,571,475
Telecommunications	—	767,589,497	—	767,589,497
Toys/Games/Hobbies	—	21,172,175	—	21,172,175
Transportation	—	46,982,017	—	46,982,017
Trucking & Leasing	—	67,829,131	—	67,829,131
Common Stocks
Oil, Gas & Consumable Fuels	1,848,561	—	—	1,848,561
Convertible Preferred Stocks
Diversified Financial Services	—	909,300	—	909,300
Short-Term Investments	645,257,053	—	—	645,257,053
TOTAL INVESTMENTS	$647,105,614	$9,358,320,926	$—	$10,005,426,540
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,034,959	$ 73,034,959	$2,001,380,374	$2,062,761,055	$—	$—	11,654,278	$ 11,654,278	$1,009,653
State Street Navigator Securities Lending Government Money Market Portfolio	440,561,010	440,561,010	2,110,876,534	1,917,834,769	—	—	633,602,775	633,602,775	7,383,502
Total		$513,595,969	$4,112,256,908	$3,980,595,824	$—	$—		$645,257,053	$8,393,155
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.4%
Other Securities	$ 18,274,594	$ 15,121,753
AEROSPACE & DEFENSE — 2.5%
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	6,697,000	6,705,706
6.00%, 10/15/2022 (a)(b)	9,097,000	9,048,786
6.13%, 1/15/2023 (a)	8,251,000	8,251,000
7.75%, 3/15/2020 (a)	6,212,000	6,561,425
8.75%, 12/1/2021 (a)	9,296,000	10,248,840
Other Securities	46,453,925	47,538,978
		88,354,735
AGRICULTURE — 0.1%
Other Security	5,390,900	4,939,412
AIRLINES — 0.7%
Other Securities	24,501,900	24,774,334
APPAREL — 0.1%
Other Security	2,308,000	2,341,178
AUTO MANUFACTURERS — 1.3%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	10,989,000	10,992,297
5.25%, 4/15/2023 (b)	11,184,000	11,243,275
Other Securities	21,910,000	22,106,725
		44,342,297
AUTO PARTS & EQUIPMENT — 0.3%
Other Securities	8,872,000	8,969,837
BANKS — 1.3%
Royal Bank of Scotland Group PLC 6.13%, 12/15/2022	16,261,000	17,030,145
Other Securities	28,342,000	28,755,546
		45,785,691
BEVERAGES — 0.1%
Other Security	4,424,000	3,500,490
BIOTECHNOLOGY — 0.2%
Other Securities	8,150,000	7,723,650
BUILDING MATERIALS — 0.5%
Other Securities	18,761,000	18,848,506
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
CHEMICALS — 3.1%
Hexion, Inc. 6.63%, 4/15/2020	$ 14,094,000	$ 13,206,078
Other Securities	93,855,000	95,053,746
		108,259,824
COAL — 0.3%
Other Securities	15,962,000	11,112,436
COMMERCIAL SERVICES — 4.1%
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	17,262,000	16,961,641
Other Securities	131,118,152	127,232,915
		144,194,556
COMPUTERS — 2.0%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	12,647,000	12,821,529
EMC Corp. 2.65%, 6/1/2020	16,557,000	16,040,422
Other Securities	44,028,369	42,730,947
		71,592,898
COSMETICS/PERSONAL CARE — 0.7%
Other Securities	27,083,000	25,375,108
DISTRIBUTION & WHOLESALE — 0.2%
Other Securities	13,299,000	7,498,475
DIVERSIFIED FINANCIAL SERVICES — 6.7%
Ally Financial, Inc.:
3.25%, 11/5/2018	5,994,000	5,994,000
3.50%, 1/27/2019	1,605,000	1,599,062
3.75%, 11/18/2019	3,665,000	3,660,602
4.13%, 3/30/2020	3,369,000	3,369,000
4.13%, 2/13/2022	6,409,000	6,294,920
4.25%, 4/15/2021	3,697,000	3,697,000
4.63%, 5/19/2022	5,630,000	5,622,963
4.75%, 9/10/2018	6,952,000	6,946,438
7.50%, 9/15/2020	5,303,000	5,674,210
8.00%, 12/31/2018	5,030,000	5,130,600
8.00%, 3/15/2020	12,017,000	12,843,770
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.00%, 8/1/2020	13,040,075	13,227,852
Navient Corp.:
5.00%, 10/26/2020	1,522,000	1,522,000
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.50%, 1/25/2023 (b)	$ 9,484,000	$ 9,318,030
5.88%, 3/25/2021	3,855,000	3,912,825
6.50%, 6/15/2022	8,218,000	8,393,043
6.63%, 7/26/2021	4,286,000	4,393,150
Series MTN, 4.88%, 6/17/2019	5,209,000	5,235,045
Series MTN, 5.50%, 1/15/2019	6,234,000	6,265,170
Series MTN, 7.25%, 1/25/2022	6,392,000	6,679,640
Series MTN, 8.00%, 3/25/2020	13,747,000	14,503,085
Other Securities	103,242,558	104,494,082
		238,776,487
ELECTRIC — 1.9%
Vistra Energy Corp. 7.38%, 11/1/2022	13,233,000	13,828,485
Other Securities	53,001,000	52,834,834
		66,663,319
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Security	2,743,000	2,794,568
ELECTRONICS — 0.1%
Other Security	2,190,000	2,195,475
ENERGY-ALTERNATE SOURCES — 0.3%
Other Securities	8,748,875	8,702,906
ENGINEERING & CONSTRUCTION — 0.1%
Other Securities	7,543,681	3,462,085
ENTERTAINMENT — 1.6%
International Game Technology PLC 6.25%, 2/15/2022 (a)	11,607,500	11,897,687
Scientific Games International, Inc. 10.00%, 12/1/2022	14,059,000	14,974,241
Other Securities	28,460,000	28,573,219
		55,445,147
ENVIRONMENTAL CONTROL — 0.6%
Other Securities	21,428,000	21,107,142
FOOD — 1.2%
Other Securities	45,713,075	43,700,208
FOREST PRODUCTS & PAPER — 0.2%
Other Securities	7,032,000	7,012,950
GAS — 0.4%
Other Securities	15,001,000	15,105,782
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.4%
Other Securities	$ 51,948,175	$ 50,718,939
HEALTH CARE SERVICES — 8.4%
Centene Corp. 5.63%, 2/15/2021	12,386,000	12,620,095
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	8,150,000	7,559,125
6.25%, 3/31/2023	20,944,000	19,190,987
6.88%, 2/1/2022 (b)	21,332,500	10,932,906
8.13%, 6/30/2024 (a)	8,149,000	6,743,298
11.00%, 6/30/2023 (a)(b)(c)	17,109,000	15,440,872
HCA, Inc.:
3.75%, 3/15/2019 (b)	8,393,000	8,413,982
4.25%, 10/15/2019	3,323,000	3,347,923
4.75%, 5/1/2023	5,669,000	5,640,655
5.88%, 3/15/2022	10,111,000	10,528,584
5.88%, 5/1/2023	2,538,000	2,620,485
6.50%, 2/15/2020	16,383,000	17,058,799
7.50%, 2/15/2022	14,003,000	15,263,270
Tenet Healthcare Corp.:
4.38%, 10/1/2021	6,377,000	6,257,431
4.50%, 4/1/2021	8,096,000	8,017,064
4.75%, 6/1/2020	4,746,000	4,757,865
5.50%, 3/1/2019	2,253,500	2,264,768
6.00%, 10/1/2020	12,952,000	13,308,180
6.75%, 6/15/2023 (b)	942,000	936,160
7.50%, 1/1/2022 (a)	6,628,000	6,885,166
8.13%, 4/1/2022 (b)	20,679,000	21,584,740
Other Securities	97,275,725	99,353,963
		298,726,318
HOLDING COMPANIES-DIVERS — 0.2%
Other Security	6,292,000	6,465,030
HOME BUILDERS — 2.6%
Other Securities	88,928,625	90,651,613
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities	5,272,000	5,323,964
INSURANCE — 0.5%
Other Securities	17,533,000	17,938,947
INTERNET — 1.0%
Other Securities	35,028,500	35,516,890
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
IRON/STEEL — 0.5%
Other Securities	$ 17,494,000	$ 17,707,565
LEISURE TIME — 0.3%
Other Securities	11,644,000	11,689,459
LODGING — 2.3%
MGM Resorts International:
5.25%, 3/31/2020	3,028,000	3,088,560
6.00%, 3/15/2023	7,486,000	7,710,580
6.63%, 12/15/2021	13,159,000	13,866,296
6.75%, 10/1/2020	6,415,000	6,719,712
7.75%, 3/15/2022	9,441,000	10,278,889
8.63%, 2/1/2019	4,395,000	4,510,369
Other Securities	33,958,000	34,287,906
		80,462,312
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Security	4,228,000	4,090,590
MACHINERY-DIVERSIFIED — 0.2%
Other Securities	7,367,000	7,685,527
MEDIA — 9.0%
Altice Financing SA 6.63%, 2/15/2023 (a)	14,390,000	14,174,150
Altice France SA 6.00%, 5/15/2022 (a)	28,868,000	29,044,095
Altice Luxembourg SA 7.75%, 5/15/2022 (a)(b)	22,618,000	21,882,915
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	5,508,000	5,191,290
5.13%, 2/15/2023	6,507,000	6,441,930
5.13%, 5/1/2023 (a)	7,190,000	7,097,968
5.25%, 3/15/2021	3,827,000	3,841,543
5.25%, 9/30/2022	13,001,000	13,017,901
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	6,518,000	6,615,770
Series B, 6.50%, 11/15/2022	14,145,000	14,427,900
Series B, 7.63%, 3/15/2020 (b)	15,452,000	15,374,740
CSC Holdings LLC 6.75%, 11/15/2021	12,062,000	12,634,945
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	4,864,000	4,231,680
5.13%, 5/1/2020	8,760,000	8,749,050
5.88%, 7/15/2022 (b)	14,635,000	13,756,900
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.88%, 11/15/2024 (b)	$ 5,756,000	$ 4,878,210
6.75%, 6/1/2021	14,565,000	14,565,000
7.88%, 9/1/2019	10,268,000	10,653,050
Other Securities	113,242,450	112,958,248
		319,537,285
METAL FABRICATE & HARDWARE — 0.0% (d)
Other Security	1,372,000	1,502,340
MINING — 2.5%
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	5,909,000	5,820,365
3.55%, 3/1/2022	17,231,000	16,364,281
3.88%, 3/15/2023 (b)	13,931,000	13,164,795
4.00%, 11/14/2021	2,667,000	2,603,792
6.88%, 2/15/2023	3,114,000	3,277,485
Other Securities	47,796,000	47,680,486
		88,911,204
MISCELLANEOUS MANUFACTURER — 0.5%
Other Securities	17,992,000	18,159,190
OFFICE & BUSINESS EQUIPMENT — 0.2%
Other Securities	8,947,000	8,239,512
OIL & GAS — 8.9%
California Resources Corp. 8.00%, 12/15/2022 (a)(b)	16,462,000	14,939,265
CNX Resources Corp. 5.88%, 4/15/2022	11,535,000	11,594,982
Other Securities	301,962,250	287,244,557
		313,778,804
OIL & GAS SERVICES — 1.6%
Other Securities	56,053,000	55,354,342
PACKAGING & CONTAINERS — 2.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75%, 10/15/2020	23,107,849	23,160,997
Other Securities	59,369,500	59,746,522
		82,907,519
PHARMACEUTICALS — 2.1%
Valeant Pharmaceuticals International, Inc.:
5.50%, 3/1/2023 (a)(b)	6,994,000	6,504,420
5.50%, 11/1/2025 (a)	1,452,000	1,429,204
See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.63%, 12/1/2021 (a)	$ 5,946,000	$ 5,827,080
5.88%, 5/15/2023 (a)	18,136,000	17,026,077
6.50%, 3/15/2022 (a)	10,284,000	10,643,940
7.25%, 7/15/2022 (a)	5,875,000	6,021,875
7.50%, 7/15/2021 (a)	11,027,500	11,179,679
8.50%, 1/31/2027 (a)	2,402,000	2,432,025
Other Securities	16,156,000	14,161,680
		75,225,980
PIPELINES — 2.8%
Other Securities	100,068,000	100,702,297
REAL ESTATE — 0.4%
Other Securities	15,028,000	14,852,790
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Other Securities	61,079,125	60,743,130
RETAIL — 3.1%
L Brands, Inc. 6.69%, 1/15/2027 (a)(b)	18,813,000	17,990,872
Other Securities	100,539,500	92,035,225
		110,026,097
SEMICONDUCTORS — 0.9%
Other Securities	32,406,460	32,472,853
SOFTWARE — 1.9%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	12,600,333	12,868,720
Infor US, Inc. 6.50%, 5/15/2022	12,112,000	12,158,026
Other Securities	44,285,000	43,658,445
		68,685,191
STORAGE & WAREHOUSING — 0.1%
Other Security	4,060,000	4,110,750
TELECOMMUNICATIONS — 9.3%
CenturyLink, Inc. Series T, 5.80%, 3/15/2022	12,249,000	12,126,510
Frontier Communications Corp. 10.50%, 9/15/2022 (b)	15,237,000	13,827,577
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	11,188,000	11,418,473
Intelsat Jackson Holdings SA 7.25%, 10/15/2020	15,638,000	15,501,167
See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	$ 14,869,000	$ 13,865,342
Sprint Communications, Inc.:
6.00%, 11/15/2022	14,893,000	14,763,431
7.00%, 3/1/2020 (a)	6,887,000	7,145,262
7.00%, 8/15/2020	10,086,000	10,439,010
9.00%, 11/15/2018 (a)	11,504,000	11,734,080
11.50%, 11/15/2021	6,909,000	8,161,602
Sprint Corp. 7.25%, 9/15/2021	11,676,000	12,102,174
Other Securities	202,669,813	198,295,160
		329,379,788
TOYS/GAMES/HOBBIES — 0.2%
Other Securities	5,432,000	5,234,434
TRANSPORTATION — 1.2%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	12,946,000	13,254,115
Other Securities	31,850,000	27,421,416
		40,675,531
TRUCKING & LEASING — 0.8%
Park Aerospace Holdings, Ltd. 5.25%, 8/15/2022 (a)	12,803,000	12,674,970
Other Securities	17,301,500	16,974,768
		29,649,738
TOTAL CORPORATE BONDS & NOTES (Cost $3,583,985,823)		3,484,827,178

	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (d)
Other Securities	11,535,867	34,847
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Other Security	822,357	583,874
OIL, GAS & CONSUMABLE FUELS — 0.1%
Other Securities	137,273	1,042,628
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Other Securities	7,423	255,069
TOTAL COMMON STOCKS (Cost $14,224,057)		1,916,418
See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security	608	$ 425,600
WARRANTS — 0.0% (d)
ADVERTISING SERVICES — 0.0% (d)
Affinion Group, Inc. (expiring 11/20/22) (Cost $0)(b) (e) (f)	11,802	—
Other Securities
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	22,031,007	22,031,007
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	271,547,946	271,547,946
TOTAL SHORT-TERM INVESTMENTS (Cost $293,578,953)		293,578,953
TOTAL INVESTMENTS — 106.7% (Cost $3,892,721,002)		3,780,748,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(235,961,436)
NET ASSETS — 100.0%		$ 3,544,786,713

See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.
MTN=	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 15,121,753	$—	$ 15,121,753
Aerospace & Defense	—	88,354,735	—	88,354,735
Agriculture	—	4,939,412	—	4,939,412
Airlines	—	24,774,334	—	24,774,334
Apparel	—	2,341,178	—	2,341,178
Auto Manufacturers	—	44,342,297	—	44,342,297
Auto Parts & Equipment	—	8,969,837	—	8,969,837
Banks	—	45,785,691	—	45,785,691
Beverages	—	3,500,490	—	3,500,490
Biotechnology	—	7,723,650	—	7,723,650
Building Materials	—	18,848,506	—	18,848,506
See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$ —	$ 108,259,824	$—	$ 108,259,824
Coal	—	11,112,436	—	11,112,436
Commercial Services	—	144,194,556	—	144,194,556
Computers	—	71,592,898	—	71,592,898
Cosmetics/Personal Care	—	25,375,108	—	25,375,108
Distribution & Wholesale	—	7,498,475	—	7,498,475
Diversified Financial Services	—	238,776,487	—	238,776,487
Electric	—	66,663,319	—	66,663,319
Electrical Components & Equipment	—	2,794,568	—	2,794,568
Electronics	—	2,195,475	—	2,195,475
Energy-Alternate Sources	—	8,702,906	—	8,702,906
Engineering & Construction	—	3,462,085	—	3,462,085
Entertainment	—	55,445,147	—	55,445,147
Environmental Control	—	21,107,142	—	21,107,142
Food	—	43,700,208	—	43,700,208
Forest Products & Paper	—	7,012,950	—	7,012,950
Gas	—	15,105,782	—	15,105,782
Health Care Products	—	50,718,939	—	50,718,939
Health Care Services	—	298,726,318	—	298,726,318
Holding Companies-Divers	—	6,465,030	—	6,465,030
Home Builders	—	90,651,613	—	90,651,613
Household Products & Wares	—	5,323,964	—	5,323,964
Insurance	—	17,938,947	—	17,938,947
Internet	—	35,516,890	—	35,516,890
Iron/Steel	—	17,707,565	—	17,707,565
Leisure Time	—	11,689,459	—	11,689,459
Lodging	—	80,462,312	—	80,462,312
Machinery, Construction & Mining	—	4,090,590	—	4,090,590
Machinery-Diversified	—	7,685,527	—	7,685,527
Media	—	319,537,285	—	319,537,285
Metal Fabricate & Hardware	—	1,502,340	—	1,502,340
Mining	—	88,911,204	—	88,911,204
Miscellaneous Manufacturer	—	18,159,190	—	18,159,190
Office & Business Equipment	—	8,239,512	—	8,239,512
Oil & Gas	—	313,778,804	—	313,778,804
Oil & Gas Services	—	55,354,342	—	55,354,342
Packaging & Containers	—	82,907,519	—	82,907,519
Pharmaceuticals	—	75,225,980	—	75,225,980
Pipelines	—	100,702,297	—	100,702,297
Real Estate	—	14,852,790	—	14,852,790
See accompanying notes to financial statements.
44

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Real Estate Investment Trusts	$ —	$ 60,743,130	$—	$ 60,743,130
Retail	—	110,026,097	—	110,026,097
Semiconductors	—	32,472,853	—	32,472,853
Software	—	68,685,191	—	68,685,191
Storage & Warehousing	—	4,110,750	—	4,110,750
Telecommunications	—	329,379,788	—	329,379,788
Toys/Games/Hobbies	—	5,234,434	—	5,234,434
Transportation	—	40,675,531	—	40,675,531
Trucking & Leasing	—	29,649,738	—	29,649,738
Common Stocks
Construction & Engineering	34,847	—	—	34,847
Electronic Equipment, Instruments & Components	—	583,874	—	583,874
Oil, Gas & Consumable Fuels	695,999	346,629	—	1,042,628
Transportation Infrastructure	—	255,069	—	255,069
Convertible Preferred Stocks
Diversified Financial Services	—	425,600	—	425,600
Warrants
Advertising Services	—	—	0(a)	—
Short-Term Investments	293,578,953	—	—	293,578,953
TOTAL INVESTMENTS	$294,309,799	$3,486,438,350	$ 0	$3,780,748,149

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	88,095,378	$ 88,095,378	$1,184,058,809	$1,250,123,180	$—	$—	22,031,007	$ 22,031,007	$ 492,108
State Street Navigator Securities Lending Government Money Market Portfolio	259,642,925	259,642,925	1,085,582,034	1,073,677,013	—	—	271,547,946	271,547,946	3,533,810
Total		$347,738,303	$2,269,640,843	$2,323,800,193	$—	$—		$293,578,953	$4,025,918
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,440,213,402	$ 9,360,169,487
Investments in affiliated issuers, at value	151,181,197	645,257,053
Total Investments	4,591,394,599	10,005,426,540
Cash	253,033	20,294,689
Receivable for investments sold	58,789,330	405,459,777
Dividends receivable — unaffiliated issuers	14,178,670	—
Dividends receivable — affiliated issuers	14,645	82,912
Interest receivable — unaffiliated issuers	13,440,109	160,730,813
Securities lending income receivable — unaffiliated issuers	35,704	96,884
Securities lending income receivable — affiliated issuers	194,550	626,685
Receivable for foreign taxes recoverable	—	253,998
Other Receivable	—	20,108
TOTAL ASSETS	4,678,300,640	10,592,992,406
LIABILITIES
Payable upon return of securities loaned	143,752,763	633,602,775
Payable for investments purchased	56,935,513	449,531,931
Advisory fee payable	1,456,345	3,283,016
Trustees’ fees and expenses payable	15,067	48,585
Accrued expenses and other liabilities	251,939	—
TOTAL LIABILITIES	202,411,627	1,086,466,307
NET ASSETS	$4,475,889,013	$ 9,506,526,099
NET ASSETS CONSIST OF:
Paid-in Capital	$4,078,172,656	$10,954,855,562
Undistributed (distribution in excess of) net investment income (loss)	121,989,239	(2,126,256)
Accumulated net realized gain (loss) on investments	(210,757,202)	(941,351,417)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	486,484,320	(504,851,790)
NET ASSETS	$4,475,889,013	$ 9,506,526,099
NET ASSET VALUE PER SHARE
Net asset value per share	$ 53.09	$ 35.60
Shares outstanding (unlimited amount authorized, $0.01 par value)	84,300,000	267,023,812
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,953,729,082	$ 9,865,021,277
Investments in affiliated issuers	151,181,197	645,257,053
Total cost of investments	$4,104,910,279	$10,510,278,330
* Includes investments in securities on loan, at value	$ 162,532,078	$ 1,256,591,650
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2018

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,487,169,196
Investments in affiliated issuers, at value	293,578,953
Total Investments	3,780,748,149
Cash	8,708,999
Receivable for investments sold	91,708,131
Dividends receivable — affiliated issuers	22,765
Interest receivable — unaffiliated issuers	55,152,398
Securities lending income receivable — unaffiliated issuers	35,323
Securities lending income receivable — affiliated issuers	307,097
Receivable for foreign taxes recoverable	15,547
Other Receivable	97,202
TOTAL ASSETS	3,936,795,611
LIABILITIES
Payable upon return of securities loaned	271,547,946
Payable for investments purchased	111,056,563
Payable for fund shares repurchased	8,201,769
Advisory fee payable	1,186,217
Trustees’ fees and expenses payable	16,403
TOTAL LIABILITIES	392,008,898
NET ASSETS	$3,544,786,713
NET ASSETS CONSIST OF:
Paid-in Capital	$3,995,727,950
Undistributed (distribution in excess of) net investment income (loss)	11,313,256
Accumulated net realized gain (loss) on investments	(350,281,640)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(111,972,853)
NET ASSETS	$3,544,786,713
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.33
Shares outstanding (unlimited amount authorized, $0.01 par value)	129,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,599,142,049
Investments in affiliated issuers	293,578,953
Total cost of investments	$3,892,721,002
* Includes investments in securities on loan, at value	$ 467,663,000
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ 631,291,531
Dividend income — unaffiliated issuers	32,527,757	—
Dividend income — affiliated issuers	238,435	1,009,653
Unaffiliated securities lending income	437,553	1,204,266
Affiliated securities lending income	2,458,315	7,383,502
Foreign taxes withheld	(599,944)	—
TOTAL INVESTMENT INCOME (LOSS)	35,062,116	640,888,952
EXPENSES
Advisory fee	16,698,852	44,673,717
Trustees’ fees and expenses	84,534	244,631
Miscellaneous expenses	2,263	3,707
TOTAL EXPENSES	16,785,649	44,922,055
NET INVESTMENT INCOME (LOSS)	18,276,467	595,966,897
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	39,823,659	(89,238,973)
In-kind redemptions — unaffiliated issuers	167,174,670	40,937,106
Net realized gain (loss)	206,998,329	(48,301,867)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	231,424,931	(400,416,546)
NET REALIZED AND UNREALIZED GAIN (LOSS)	438,423,260	(448,718,413)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$456,699,727	$ 147,248,484
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2018

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$235,483,745
Dividend income — affiliated issuers	492,108
Unaffiliated securities lending income	359,339
Affiliated securities lending income	3,533,810
TOTAL INVESTMENT INCOME (LOSS)	239,869,002
EXPENSES
Advisory fee	16,635,585
Trustees’ fees and expenses	87,978
Miscellaneous expenses	927
TOTAL EXPENSES	16,724,490
NET INVESTMENT INCOME (LOSS)	223,144,512
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(44,965,491)
In-kind redemptions — unaffiliated issuers	29,713,964
Net realized gain (loss)	(15,251,527)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(77,864,034)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(93,115,561)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$130,028,951
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,276,467	$ 64,729,301
Net realized gain (loss)	206,998,329	211,667,459
Net change in unrealized appreciation/depreciation	231,424,931	223,277,171
Net increase (decrease) in net assets resulting from operations	456,699,727	499,673,931
Net equalization credits and charges	1,093,994	(22,043,373)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(167,084,247)	(135,469,746)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,541,183,475	1,729,715,695
Cost of shares redeemed	(1,228,440,502)	(419,685,802)
Net income equalization	(1,093,994)	22,043,373
Other capital	130,837	1,559,263
Net increase (decrease) in net assets from beneficial interest transactions	311,779,816	1,333,632,529
Net increase (decrease) in net assets during the period	602,489,290	1,675,793,341
Net assets at beginning of period	3,873,399,723	2,197,606,382
NET ASSETS AT END OF PERIOD	$ 4,475,889,013	$3,873,399,723
Undistributed (distribution in excess of) net investment income (loss)	$ 121,989,239	$ 28,445,796
SHARES OF BENEFICIAL INTEREST:
Shares sold	30,000,000	37,000,000
Shares redeemed	(23,900,000)	(9,000,000)
Net increase (decrease)	6,100,000	28,000,000
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 595,966,897	$ 704,216,096
Net realized gain (loss)	(48,301,867)	397,125,369
Net change in unrealized appreciation/depreciation	(400,416,546)	177,235,906
Net increase (decrease) in net assets resulting from operations	147,248,484	1,278,577,371
Net equalization credits and charges	1,263,252	1,197,067
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(605,751,448)	(712,206,867)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	23,025,320,204	15,006,006,945
Cost of shares redeemed	(24,675,005,104)	(15,199,933,264)
Net income equalization	(1,263,252)	(1,197,067)
Other capital	1,534,375	2,453,990
Net increase (decrease) in net assets from beneficial interest transactions	(1,649,413,777)	(192,669,396)
Net increase (decrease) in net assets during the period	(2,106,653,489)	374,898,175
Net assets at beginning of period	11,613,179,588	11,238,281,413
NET ASSETS AT END OF PERIOD	$ 9,506,526,099	$ 11,613,179,588
Undistributed (distribution in excess of) net investment income (loss)	$ (2,126,256)	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	632,000,000	410,500,000
Shares redeemed	(678,000,000)	(416,000,000)
Net increase (decrease)	(46,000,000)	(5,500,000)
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 223,144,512	$ 208,525,405
Net realized gain (loss)	(15,251,527)	60,013,109
Net change in unrealized appreciation/depreciation	(77,864,034)	74,897,535
Net increase (decrease) in net assets resulting from operations	130,028,951	343,436,049
Net equalization credits and charges	(946,095)	2,242,872
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(224,283,597)	(207,424,240)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,941,672,758	2,805,381,917
Cost of shares redeemed	(5,325,501,297)	(2,057,694,841)
Net income equalization	946,095	(2,242,872)
Other capital	270,603	373,365
Net increase (decrease) in net assets from beneficial interest transactions	(382,611,841)	745,817,569
Net increase (decrease) in net assets during the period	(477,812,582)	884,072,250
Net assets at beginning of period	4,022,599,295	3,138,527,045
NET ASSETS AT END OF PERIOD	$ 3,544,786,713	$ 4,022,599,295
Undistributed (distribution in excess of) net investment income (loss)	$ 11,313,256	$ 9,933,084
SHARES OF BENEFICIAL INTEREST:
Shares sold	179,100,000	101,400,000
Shares redeemed	(193,500,000)	(74,400,000)
Net increase (decrease)	(14,400,000)	27,000,000
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 49.53	$ 43.78	$ 47.44	$ 50.30	$ 42.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.98	0.82	0.37	(0.00)
Net realized and unrealized gain (loss) (b)	5.40	7.17	(1.38)	0.22	9.20
Total from investment operations	5.63	8.15	(0.56)	0.59	9.20
Net equalization credits and charges (a)	0.01	(0.33)	0.34	(0.05)	0.14
Other capital (a)	0.00(c)	0.02	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(2.08)	(2.09)	(2.32)	(2.12)	(1.59)
Net realized gains	—	—	(1.12)	(1.29)	—
Total distributions	(2.08)	(2.09)	(3.44)	(3.41)	(1.59)
Net asset value, end of period	$ 53.09	$ 49.53	$ 43.78	$ 47.44	$ 50.30
Total return (d)	11.62%	18.34%	(0.13)%	1.27%	22.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,475,889	$3,873,400	$2,197,606	$3,045,439	$2,862,353
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	0.44%	2.12%	1.84%	0.75%	0.00%
Portfolio turnover rate (e)	40%	32%	30%	38%	40%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 37.10	$ 35.28	$ 38.34	$ 41.63	$ 39.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.95	2.18	2.22	2.26	2.38
Net realized and unrealized gain (loss) (b)	(1.51)	1.83	(3.10)	(3.31)	2.11
Total from investment operations	0.44	4.01	(0.88)	(1.05)	4.49
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.03	0.01	0.00(c)
Other capital (a)	0.01	0.01	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.95)	(2.20)	(2.22)	(2.26)	(2.39)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(1.95)	(2.20)	(2.22)	(2.26)	(2.39)
Net asset value, end of period	$ 35.60	$ 37.10	$ 35.28	$ 38.34	$ 41.63
Total return (d)	1.23%	11.65%	(1.99)%	(2.50)%	11.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,506,526	$11,613,180	$11,238,281	$9,797,126	$9,762,390
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.34%	5.97%	6.32%	5.71%	5.86%
Portfolio turnover rate (e)	38%	46%	59%	34%	30%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 27.92	$ 26.80	$ 28.82	$ 30.86	$ 30.05
Income (loss) from investment operations:
Net investment income (loss) (a)	1.48	1.62	1.51	1.51	1.59
Net realized and unrealized gain (loss) (b)	(0.58)	1.10	(2.02)	(2.04)	0.75
Total from investment operations	0.90	2.72	(0.51)	(0.53)	2.34
Net equalization credits and charges (a)	(0.01)	0.02	(0.01)	0.00(c)	0.07
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.48)	(1.62)	(1.50)	(1.51)	(1.58)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(1.48)	(1.62)	(1.50)	(1.51)	(1.60)
Net asset value, end of period	$ 27.33	$ 27.92	$ 26.80	$ 28.82	$ 30.86
Total return (d)	3.30%	10.43%	(1.61)%	(1.72)%	8.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,544,787	$4,022,599	$3,138,527	$4,237,219	$4,341,352
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.37%	5.85%	5.66%	5.13%	5.17%
Portfolio turnover rate (e)	53%	57%	39%	39%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

deferred as of June 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2018:
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40
The Adviser pays all operating expenses of each Fund other than management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$1,842,700,580	$1,630,917,444
SPDR Bloomberg Barclays High Yield Bond ETF	4,406,174,658	4,226,418,292
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,373,286,858	2,094,690,518
For the period ended June 30, 2018,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 1,382,348,430	$ 1,223,313,023	$167,174,670
SPDR Bloomberg Barclays High Yield Bond ETF	22,226,079,675	23,945,861,755	40,937,106
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,773,590,944	5,194,714,377	29,713,964
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, contingent
63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

payment debt instruments, wash sale loss deferrals, defaulted bonds, and distributions in excess of current earnings. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$167,084,247	$—	$167,084,247
SPDR Bloomberg Barclays High Yield Bond ETF	605,751,448	—	605,751,448
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	224,283,597	—	224,283,597
The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$ 135,469,746	$ —	$ 135,469,746
SPDR Bloomberg Barclays High Yield Bond ETF	712,206,867	—	712,206,867
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	207,424,240	—	207,424,240
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$138,658,823	$ (96,861,811)	$—	$ 355,919,345	$—	$ 397,716,357
SPDR Bloomberg Barclays High Yield Bond ETF	—	(938,916,269)	—	(509,413,194)	—	(1,448,329,463)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,562,844	(348,380,941)	—	(114,123,140)	—	(450,941,237)

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Convertible Securities ETF	$ —	$ 96,861,811
SPDR Bloomberg Barclays High Yield Bond ETF	231,893,875	707,022,394
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	122,389,100	225,991,841
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 4,235,475,254	$480,348,295	$124,428,950	$ 355,919,345
SPDR Bloomberg Barclays High Yield Bond ETF	10,514,839,734	5,296,325	514,709,519	(509,413,194)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,894,871,289	12,257,535	126,380,675	(114,123,140)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates
65

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$ 162,532,078	$ 143,752,763	$ 22,281,915	$ 166,034,678
SPDR Bloomberg Barclays High Yield Bond ETF	1,256,591,650	633,602,775	647,473,798	1,281,076,573
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	467,663,000	271,547,946	205,390,100	476,938,046

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Corporate Bonds & Notes	$143,752,763	$—	$—	$—	$143,752,763	$143,752,763
SPDR Bloomberg Barclays High Yield Bond ETF	Corporate Bonds & Notes	633,602,775	—	—	—	633,602,775	633,602,775
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Corporate Bonds & Notes	271,547,946	—	—	—	271,547,946	271,547,946
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.
The Funds had no outstanding loans as of June 30, 2018.
67

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedule of investments or summary schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 31, 2018
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$1,058.80	$ 993.70	$1,015.40
Expenses Paid During Period(a)	2.04	1.98	2.00
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.80	1,022.80	1,022.80
Expenses Paid During Period(a)	2.01	2.01	2.01

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational fixed income series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Limited Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately to consider the SSGA Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the SSGA Limited Sub-Advisory Agreement, the Board requested, and SSGA Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.
The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, and the extent to which each Foreign Fixed Income ETF tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Agreement for the Foreign Fixed Income ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
80

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

81

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
82

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
83

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
84

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[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02110
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation - All Rights Reserved
SPDRTOPFIAR

Annual Report

June 30, 2018

SPDR® Series Trust – Fixed Income Funds

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SPDR Portfolio Long Term Treasury ETF (formerly, SPDR Bloomberg Barclays Long Term Treasury ETF)

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SPDR Portfolio Short Term Treasury ETF (formerly, SPDR Bloomberg Barclays Short Term Treasury ETF)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)

The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Bloomberg Barclays U.S. Aggregate Bond Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. The Index is market capitalization weighted.

The Bloomberg Barclays U.S. Intermediate Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the Index.

The Bloomberg Barclays U.S. Long Term Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the Index.

The Bloomberg Barclays Long U.S. Treasury Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted.

The Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade

1

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED) (CONTINUED)

(must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted.

The Bloomberg Barclays 1-3 Year U.S. Treasury Index is designed to measure the performance of short term (1-3 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the Index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” floating rate bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.

2

SPDR PORTFOLIO AGGREGATE BOND ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.52%, and the Index was –0.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

3

SPDR PORTFOLIO AGGREGATE BOND ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	–0.52%	–0.55%	–0.40%	–0.52%	–0.55%	–0.40%
FIVE YEARS	11.54%	11.36%	11.89%	2.21%	2.18%	2.27%
TEN YEARS	43.94%	43.49%	44.09%	3.71%	3.68%	3.72%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Treasury Notes 1.88% 12/31/2019	1.2%
Treasury Notes 2.00% 10/31/2022	1.1
Treasury Notes 2.75% 5/31/2023	1.1
Federal National Mortgage Association TBA 4.00% 7/1/2048	1.0
Treasury Notes 2.25% 12/31/2024	1.0
TOTAL	5.4%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	37.7%
U.S. Government Agency Obligations	30.1
Corporate Bonds & Notes	25.6
Foreign Government Obligations	3.7
Mortgage-Backed Securities	1.1
Asset-Backed Securities	0.5
Municipal Bonds & Notes	0.4
Short-Term Investments	9.4
Liabilities in Excess of Other Assets	(8.5)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Aggregate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

4

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market The Fund’s benchmark is the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.51%, and the Index was –0.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

5

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index
ONE YEAR	–0.51%	–0.57%	–0.40%	–0.51%	–0.57%	–0.40%
FIVE YEARS	13.75%	13.72%	14.39%	2.61%	2.60%	2.72%
SINCE INCEPTION (1) (2)	50.32%	50.39%	63.37%	4.44%	4.44%	5.37%

(1)

For the period February 10, 2009 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

(2)

Effective December 17, 2010, the Fund changed its benchmark index to the Bloomberg Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

(3)

Index returns represent the Fund’s prior benchmark index from February 10, 2009 through December 16, 2010 and the Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through June 30, 2018.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/2026	0.3%
Verizon Communications, Inc. 4.33% 9/21/2028	0.3
CVS Health Corp. 3.70% 3/9/2023	0.2
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/2021	0.2
Citigroup, Inc. 3.20% 10/21/2026	0.2
TOTAL	1.2%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	98.8%
Short-Term Investments	1.0
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of June 30, 2018

% of Total Investments
Financial	38.7%
Consumer, Non-cyclical	16.7
Energy	8.4
Technology	7.3
Industrial	7.1
Communications	7.0
Consumer, Cyclical	6.8
Utilities	4.9
Basic Materials	2.1
Short-Term Investments	1.0
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of total investments and may change over time.)

The total expense ratio for SPDR Portfolio Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

6

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Long Term Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –1.67%, and the Index was –1.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. New issue premium and corporate actions contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

7

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index
ONE YEAR	–1.67%	–2.07%	–1.75%	–1.67%	–2.07%	–1.75%
FIVE YEARS	30.69%	29.84%	30.52%	5.50%	5.36%	5.47%
SINCE INCEPTION (1) (2)	109.82%	109.44%	125.56%	8.29%	8.26%	9.13%

(1)

For the period March 10, 2009 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

(2)

Effective December 17, 2010, the Fund changed its benchmark index to the Bloomberg Barclays U.S. Long Term Corporate Bond Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.

(3)

Index returns represent the Fund’s prior benchmark index from March 10, 2009 through December 16, 2010 and the Bloomberg Barclays U.S. Long Term Corporate Index from December 17, 2010 through June 30, 2018.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
CVS Health Corp. 5.05% 3/25/2048	0.7%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/2046	0.4
Anheuser-Busch InBev Worldwide, Inc. 8.20% 1/15/2039	0.4
Verizon Communications, Inc. 5.01% 8/21/2054	0.3
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.3
TOTAL	2.1%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	98.8%
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of June 30, 2018

% of Total Investments
Consumer, Non-cyclical	20.4%
Communications	15.0
Financial	14.6
Utilities	12.5
Energy	11.7
Industrial	9.4
Technology	6.4
Consumer, Cyclical	5.1
Basic Materials	4.7
Short-Term Investments	0.2
TOTAL	100.0%

(The sector breakdown is expressed as a percentage of total investments and may change over time.)

The total expense ratio for SPDR Portfolio Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

8

SPDR PORTFOLIO LONG TERM TREASURY ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays Long U.S. Treasury Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.18%, and the Index was –0.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

9

SPDR PORTFOLIO LONG TERM TREASURY ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index
ONE YEAR	–0.18%	–0.33%	–0.13%	–0.18%	–0.33%	–0.13%
FIVE YEARS	24.28%	24.13%	24.90%	4.44%	4.42%	4.55%
TEN YEARS	78.54%	78.17%	79.98%	5.97%	5.95%	6.05%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Treasury Bonds 3.00% 5/15/2045	4.0%
Treasury Bonds 2.75% 11/15/2047	3.9
Treasury Bonds 3.75% 11/15/2043	3.7
Treasury Bonds 3.63% 2/15/2044	3.7
Treasury Bonds 3.00% 2/15/2047	3.6
TOTAL	18.9%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	99.0%
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Long Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

10

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 0.50%, and the Index was 0.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

11

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index
ONE YEAR	0.50%	0.43%	0.64%	0.50%	0.43%	0.64%
FIVE YEARS	6.97%	6.70%	8.14%	1.36%	1.31%	1.58%
SINCE INCEPTION (1)	15.75%	15.71%	20.15%	1.73%	1.72%	2.17%

(1)

For the period December 16, 2009 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/2021	0.8%
GE Capital International Funding Co. 2.34% 11/15/2020	0.7
Allergan Funding SCS 3.00% 3/12/2020	0.5
Barclays PLC 2.65% 1/11/2021	0.5
HSBC Holdings PLC 3.40% 3/8/2021	0.4
TOTAL	2.9%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	99.1%
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

Sector Breakdown as of June 30, 2018

% of Net Assets
Financial	43.6%
Consumer, Non-cyclical	16.6
Consumer, Cyclical	7.6
Energy	6.6
Communications	6.3
Industrial	6.3
Technology	6.3
Utilities	4.2
Basic Materials	1.6
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

12

SPDR PORTFOLIO SHORT TERM TREASURY ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Portfolio Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. The Fund’s benchmark is Bloomberg Barclays 1-3 Year U.S. Treasury Index (the “Index”).*

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.57%, and the Index was –0.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

Effective April 30, 2018 the Fund changed its benchmark index from the Bloomberg Barclays 1-5 Year U.S. Treasury Index to the Bloomberg Barclays 1-3 Year U.S. Treasury Index. Performance of the Fund prior to April 30, 2018 is therefore based on the Fund’s investment strategy to track an index different from the Bloomberg Barclays 1-3 Year U.S. Treasury Index.

13

SPDR PORTFOLIO SHORT TERM TREASURY ETF — PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index
ONE YEAR (2)	–0.57%	–0.56%	–0.50%	–0.57%	–0.56%	–0.50%
FIVE YEARS (2)	3.34%	3.43%	3.81%	0.66%	0.68%	0.75%
SINCE INCEPTION (1) (2)	3.74%	3.77%	4.41%	0.56%	0.56%	0.66%

(1)

For the period November 30, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

(2)

Effective April 30, 2018 the Fund changed its benchmark index to the Bloomberg Barclays 1-3 Year U.S. Treasury Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April, 30, 2018.

(3)

Index returns represent the Fund’s prior benchmark index from November 30, 2011 through April 29, 2018 and the Bloomberg Barclays 1-3 Year U.S. Treasury Index from April 30, 2018 through June 30, 2018. The Bloomberg Barclays 1-5 Year U.S. Treasury Index had a return of –0.49% for the one year ended June 30, 2018.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Treasury Notes 1.50% 10/31/2019	2.5%
Treasury Notes 2.63% 11/15/2020	2.3
Treasury Notes 3.63% 2/15/2020	1.9
Treasury Notes 3.63% 2/15/2021	1.7
Treasury Notes 2.50% 5/31/2020	1.4
TOTAL	9.8%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	99.3%
Short-Term Investment	2.0
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Portfolio Short Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

14

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.6%
ADVERTISING — 0.0% (a)
Other Securities	$1,340,000	$1,321,599

AEROSPACE & DEFENSE — 0.4%
Other Securities	13,189,000	12,888,837

AGRICULTURE — 0.3%
Other Securities	9,321,000	9,052,332

AIRLINES — 0.1%
Other Securities	2,937,939	2,853,230

APPAREL — 0.0% (a)
Other Securities	653,000	614,607

AUTO MANUFACTURERS — 0.5%
Other Securities	15,793,000	15,724,943

AUTO PARTS & EQUIPMENT — 0.0% (a)
Other Securities	400,000	394,765

BANKS — 5.6%
Other Securities	167,263,000	166,284,990

BEVERAGES — 0.7%
Other Securities	21,527,000	21,294,252

BIOTECHNOLOGY — 0.4%
Other Securities	12,104,000	11,925,645

BUILDING MATERIALS — 0.1%
Other Securities	3,009,000	2,848,262

CHEMICALS — 0.4%
Other Securities	10,622,000	10,353,008

COMMERCIAL SERVICES — 0.2%
Other Securities	4,865,000	4,852,913

COMPUTERS — 0.7%
Other Securities	20,563,000	20,663,115

COSMETICS/PERSONAL CARE — 0.1%
Other Securities	3,732,000	3,629,048

DISTRIBUTION & WHOLESALE — 0.0% (a)
Other Securities	370,000	368,301

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Other Securities	24,930,000	24,620,379

ELECTRIC — 1.8%
Other Securities	52,391,000	52,299,100

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Securities	338,000	327,334

ELECTRONICS — 0.2%
Other Securities	6,723,000	6,526,820

ENGINEERING & CONSTRUCTION — 0.0% (a)
Other Security	368,000	368,004

ENVIRONMENTAL CONTROL — 0.1%
Other Securities	1,495,000	1,468,448

FOOD — 0.4%
Other Securities	13,533,000	13,093,463

FOREST PRODUCTS & PAPER — 0.1%
Other Securities	1,738,000	1,753,437

GAS — 0.1%
Other Securities	3,396,000	3,297,851

HAND & MACHINE TOOLS — 0.0% (a)
Other Securities	340,000	338,607

HEALTH CARE PRODUCTS — 0.4%
Other Securities	12,986,000	12,997,049

HEALTH CARE SERVICES — 0.5%
Other Securities	14,306,000	14,150,376

HOME BUILDERS — 0.0% (a)
Other Securities	260,000	256,661

HOME FURNISHINGS — 0.0% (a)
Other Securities	1,053,000	1,016,199

HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Other Securities	1,067,000	1,112,274

HOUSEWARES — 0.1%
Other Securities	1,421,000	1,394,345

INSURANCE — 0.8%
Other Securities	25,098,000	25,103,707

INTERNET — 0.3%
Other Securities	9,707,000	9,474,739

INVESTMENT COMPANY SECURITY — 0.0% (a)
Other Securities	1,035,000	1,006,019

IRON/STEEL — 0.1%
Other Securities	2,355,000	2,546,017

LEISURE TIME — 0.0% (a)
Other Securities	897,000	862,171

LODGING — 0.0% (a)
Other Securities	800,000	777,192

MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Securities	2,721,000	2,708,240

MACHINERY-DIVERSIFIED — 0.1%
Other Securities	4,411,000	4,305,784

MEDIA — 0.9%
Other Securities	27,187,000	26,647,242

METAL FABRICATE & HARDWARE — 0.0% (a)
Other Securities	270,000	257,751

MINING — 0.2%
Other Securities	5,622,000	5,835,301

MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities	8,811,000	9,043,357

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Other Security	410,000	393,202

OIL & GAS — 1.7%
Other Securities	50,495,500	51,373,240

OIL & GAS SERVICES — 0.1%
Other Securities	4,064,000	4,059,174

PACKAGING & CONTAINERS — 0.1%
Other Securities	1,470,000	1,446,707

PHARMACEUTICALS — 1.4%
Other Securities	40,693,000	40,345,514

PIPELINES — 1.0%
Other Securities	28,926,000	29,064,296

See accompanying notes to financial statements.

15

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
REAL ESTATE — 0.0% (a)
Other Securities	$275,000	$281,091

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Other Securities	26,430,000	25,832,754

RETAIL — 0.8%
Other Securities	22,872,000	22,649,348

SEMICONDUCTORS — 0.4%
Other Securities	10,866,000	10,617,414

SHIPBUILDING — 0.0% (a)
Other Security	158,000	149,373

SOFTWARE — 0.7%
Other Securities	20,868,000	20,479,220

TELECOMMUNICATIONS — 1.2%
Other Securities	36,405,000	36,141,875

TEXTILES — 0.0% (a)
Other Securities	233,000	230,085

TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities	310,000	296,438

TRANSPORTATION — 0.5%
Other Securities	14,733,000	14,391,798

TRUCKING & LEASING — 0.0% (a)
Other Securities	245,000	238,112

WATER — 0.0% (a)
Other Securities	873,000	899,902

TOTAL CORPORATE BONDS & NOTES (Cost $788,441,604)		767,547,257

ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILE — 0.2%
Other Securities	7,325,000	7,252,055

CREDIT CARD — 0.3%
Other Securities	8,440,000	8,379,390

TOTAL ASSET-BACKED SECURITIES (Cost $15,772,055)		15,631,445

FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.1%
Other Securities	1,785,000	1,747,713

CANADA — 0.3%
Other Securities	9,234,000	9,302,104

CHILE — 0.1%
Other Securities	1,675,000	1,610,594

COLOMBIA — 0.1%
Other Securities	3,586,000	3,707,782

GERMANY — 0.6%
Other Securities	17,662,000	16,830,677

HUNGARY — 0.1%
Other Securities	2,097,000	2,305,844

INDONESIA — 0.0% (a)
Other Securities	800,000	756,713

ISRAEL — 0.0% (a)
Other Securities	925,000	906,777

ITALY — 0.0% (a)
Other Security	653,000	724,595

JAPAN — 0.1%
Other Securities	4,090,000	3,964,771

MEXICO — 0.2%
Other Securities	6,734,000	6,695,249

PANAMA — 0.1%
Other Securities	2,200,000	2,485,270

PERU — 0.1%
Other Securities	1,495,000	1,750,177

PHILIPPINES — 0.1%
Other Securities	3,537,000	3,886,931

POLAND — 0.1%
Other Securities	2,295,000	2,316,662

SOUTH KOREA — 0.1%
Other Securities	3,234,000	3,221,238

SUPRANATIONAL — 1.5%
Other Securities	45,820,000	45,106,088

SWEDEN — 0.0% (a)
Other Securities	1,425,000	1,395,142

UNITED STATES — 0.0% (a)
Other Securities	1,156,000	1,127,738

URUGUAY — 0.1%
Other Securities	1,386,000	1,435,853

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $113,331,333)		111,277,918

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.1%
Federal Home Loan Mortgage Corp.:
0.88%, 7/19/2019	400,000	393,588
1.13%, 8/12/2021	45,000	42,921
1.25%, 8/1/2019	700,000	691,159
1.25%, 10/2/2019	230,000	226,488
1.30%, 8/28/2019	500,000	493,375
1.38%, 4/20/2020	1,400,000	1,370,908
1.38%, 5/1/2020	725,000	709,963
1.50%, 1/17/2020	1,750,000	1,721,632
1.63%, 9/29/2020	1,000,000	978,140
2.38%, 1/13/2022	2,270,000	2,241,466
2.50%, 9/1/2028	251,622	247,182
2.50%, 10/1/2029	655,294	641,073
2.50%, 1/1/2031	780,093	761,818
2.50%, 5/1/2031	2,421,828	2,355,140
2.50%, 6/1/2031	928,878	903,300
2.50%, 11/1/2032	2,292,577	2,227,898
2.50%, 12/1/2032	1,774,063	1,724,012
2.50%, 2/1/2033	3,650,253	3,547,271
3.00%, 11/1/2027	2,773,245	2,775,406
3.00%, 2/1/2029	453,485	453,554
3.00%, 7/1/2029	461,858	461,272
3.00%, 9/1/2029	737,400	736,464

See accompanying notes to financial statements.

16

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.00%, 4/1/2030	$692,694	$689,859
3.00%, 12/1/2030	1,748,565	1,741,406
3.00%, 5/1/2031	1,425,449	1,419,603
3.00%, 5/1/2035	3,623,737	3,574,583
3.00%, 7/1/2035	704,355	694,801
3.00%, 4/1/2036	1,479,346	1,457,149
3.00%, 3/1/2043	1,109,712	1,083,801
3.00% 4/1/2043	2,045,210	1,997,457
3.00% 7/1/2043	745,576	728,167
3.00%, 8/1/2043	331,280	323,545
3.00%, 9/1/2043	407,225	397,717
3.00%, 10/1/2043	336,802	328,938
3.00%, 6/1/2045	1,495,323	1,453,948
3.00%, 8/1/2045	2,076,680	2,019,220
3.00%, 4/1/2046	2,593,996	2,513,633
3.00%, 9/1/2046	1,741,712	1,687,754
3.00%, 11/1/2046	1,655,338	1,604,055
3.00% 12/1/2046	6,860,646	6,648,101
3.00%, 2/1/2047	4,457,989	4,319,879
3.00%, 12/1/2047	11,996,665	11,618,489
3.00%, 1/1/2048	3,228,472	3,126,699
3.00%, 2/1/2048	7,329,750	7,098,691
3.50%, 5/1/2026	657,473	666,848
3.50%, 1/1/2029	159,827	162,012
3.50%, 11/1/2029	507,904	514,675
3.50%, 2/1/2030	292,145	296,040
3.50%, 3/1/2032	552,869	557,422
3.50%, 3/1/2038	1,962,790	1,972,363
3.50%, 5/1/2043	321,390	322,160
3.50% 8/1/2043	1,684,306	1,688,345
3.50%, 6/1/2044	442,588	441,858
3.50%, 8/1/2044	868,885	867,452
3.50%, 10/1/2044	505,346	504,513
3.50%, 11/1/2044	798,912	797,594
3.50%, 12/1/2044	833,046	831,672
3.50%, 1/1/2045	812,351	811,011
3.50%, 2/1/2045	1,116,663	1,114,821
3.50% 7/1/2045	1,866,401	1,862,827
3.50%, 10/1/2045	1,091,481	1,089,392
3.50% 12/1/2045	1,645,790	1,642,640
3.50%, 3/1/2046	2,349,970	2,343,402
3.50%, 5/1/2046	1,096,690	1,093,625
3.50%, 8/1/2046	5,778,045	5,766,983
3.50%, 12/1/2046	1,521,919	1,517,665
3.50%, 4/1/2047	222,816	221,772
3.50%, 9/1/2047	7,102,322	7,069,049
3.50%, 10/1/2047	1,434,242	1,427,523
3.50%, 11/1/2047	529,042	526,563
3.50%, 12/1/2047	1,245,891	1,240,055
3.50%, 1/1/2048	3,191,682	3,176,730
3.50%, 2/1/2048	8,670,365	8,629,747
3.50%, 5/1/2048	7,068,523	7,035,738
4.00%, 4/1/2019	1,285	1,318
4.00%, 4/1/2024	66,030	67,721
4.00%, 5/1/2025	50,807	52,105
4.00%, 6/1/2025	110,835	113,667
4.00%, 8/1/2025	29,939	30,704
4.00%, 9/1/2025	24,514	25,140
4.00%, 6/1/2026	269,665	276,806
4.00%, 10/1/2040	292,642	300,844
4.00%, 12/1/2041	914,580	940,224
4.00%, 4/1/2042	638,086	655,977
4.00%, 6/1/2042	1,277,843	1,313,258
4.00% 5/1/2044	790,558	810,481
4.00%, 7/1/2044	1,211,642	1,242,176
4.00%, 12/1/2044	421,201	431,815
4.00%, 4/1/2045	968,896	991,155
4.00%, 10/1/2045	1,477,549	1,511,494
4.00%, 1/1/2046	1,058,227	1,082,539
4.00%, 3/1/2046	713,249	731,944
4.00%, 9/1/2047	844,587	861,462
4.00%, 12/1/2047	1,920,699	1,959,076
4.00%, 1/1/2048	3,013,725	3,073,941
4.00%, 4/1/2048	4,964,211	5,064,038
4.00%, 5/1/2048	1,990,164	2,030,185
4.50%, 5/1/2019	23,209	23,391
4.50%, 9/1/2024	435	448
4.50%, 10/1/2024	53,694	55,276
4.50%, 2/1/2039	2,669	2,803
4.50%, 6/1/2039	218,468	229,445
4.50%, 12/1/2039	168,007	176,449
4.50%, 6/1/2040	4,336	4,555
4.50%, 12/1/2040	648,736	681,631
4.50%, 4/1/2041	9,520	9,993
4.50%, 7/1/2041	454,709	477,295
4.50%, 8/1/2041	30,774	32,303
4.50%, 9/1/2041	172,816	181,400
4.50%, 10/1/2041	1,245,354	1,308,502
4.50%, 10/1/2043	24,336	25,545
4.50%, 8/1/2044	26,171	27,471
4.50%, 9/1/2044	563,102	591,077
4.50%, 4/1/2047	312,537	325,671
4.50%, 10/1/2047	270,701	282,077
4.50%, 12/1/2047	838,410	873,643
4.50% 1/1/2048	2,989,426	3,115,052
5.00%, 11/1/2035	22,423	23,881
5.00% 12/1/2036	4,693	5,005
5.00% 2/1/2038	336,914	359,467
5.00% 3/1/2038	224,452	239,545
5.00%, 6/1/2038	57,425	61,327
5.00% 11/1/2038	474,897	506,762
5.00%, 1/1/2039	68,103	72,730
5.00%, 2/1/2039	155,939	166,533
5.00%, 3/1/2039	494,968	528,635
5.00%, 10/1/2039	46,025	49,152
5.50%, 2/1/2022	4,563	4,878
5.50%, 11/1/2026	51,915	55,512
5.50%, 6/1/2027	13,628	14,574
5.50%, 4/1/2028	22,380	23,927
5.50%, 7/1/2028	31,769	33,965
5.50%, 7/1/2033	3,048	3,289
5.50% 1/1/2037	151,691	163,020
5.50%, 9/1/2037	1,755	1,886
5.50%, 11/1/2037	8,744	9,396
5.50%, 1/1/2038	72,622	78,039
5.50%, 4/1/2038	263,682	287,823

See accompanying notes to financial statements.

17

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.50% 7/1/2038	$377,392	$411,944
5.50%, 10/1/2038	6,861	7,489
5.50%, 11/1/2038	8,014	8,748
6.00%, 8/1/2031	10,489	11,562
6.00%, 3/1/2036	11,937	13,045
6.00%, 8/1/2036	70,978	77,570
6.00%, 1/1/2037	6,814	7,447
6.00%, 12/1/2037	6,487	7,090
6.00%, 10/1/2038	6,011	6,559
6.00%, 3/1/2040	5,072	5,543
6.00%, 5/1/2040	707,507	773,238
6.25%, 7/15/2032	2,255,000	3,018,317
6.50%, 11/1/2037	70,183	77,354
6.50%, 2/1/2038	10,307	11,361
6.50%, 9/1/2038	192,113	211,742
6.50%, 9/1/2039	97,434	108,466
6.75%, 3/15/2031	406,000	554,129
TBA 3.00%, 7/1/2033 (b)	10,500,000	10,426,172
TBA 3.00%, 7/1/2048 (b)	2,000,000	1,935,625
TBA 3.50%, 7/1/2048 (b)	15,250,000	15,168,389
TBA 4.00%, 7/1/2048 (b)	18,625,000	18,984,404
TBA 5.00%, 7/1/2048 (b)	3,500,000	3,699,336
Series GDIF, 6.75%, 9/15/2029	185,000	246,860
Series GMTN, 1.88%, 11/17/2020	150,000	147,200
Series K005, Class A3, 4.49%, 11/25/2019	1,000,000	1,016,164
Series K015, Class A2, 3.23%, 7/25/2021	1,000,000	1,003,719
Series K025, Class A1, 1.88%, 4/25/2022	418,983	409,451
Series K029, Class A1, 2.84%, 10/25/2022	354,085	352,978
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,017,651
Series K040, Class A2, 3.24%, 9/25/2024	700,000	700,684
Series K041, Class A2, 3.17%, 10/25/2024	750,000	747,821
Series K049, Class A2, 3.01%, 7/25/2025	350,000	344,034
Series K053, Class A2, 3.00%, 12/25/2025	350,000	343,392
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	958,166
Series K064, Class A2, 3.22%, 3/25/2027	800,000	788,675
Series K067, Class AM, 3.28%, 8/25/2027	500,000	490,529
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,468,026
Series K072, Class A2, 3.44%, 12/25/2027	1,800,000	1,796,301
Series K723, Class A2, 2.45%, 8/25/2023	650,000	629,010
Series K730, Class A2, 3.59%, 1/25/2025	1,000,000	1,019,489
TBA 3.50%, 7/1/2033 (b)	7,400,000	7,479,203
TBA 4.50%, 7/1/2048 (b)	7,000,000	7,285,469
TBA 1.25%, 7/26/2019	615,000	606,999
Series K030, Class A2, VRN 3.25%, 4/25/2023 (c)	1,000,000	1,005,974
Federal National Mortgage Association:
0.00, 10/9/2019	300,000	290,400
0.88%, 8/2/2019	975,000	958,776
1.00%, 10/24/2019	700,000	686,672
1.25%, 5/6/2021	450,000	433,093
1.25%, 8/17/2021	89,000	85,141
1.38%, 2/26/2021	881,000	852,385
1.50%, 6/22/2020	1,450,000	1,420,260
1.50%, 11/30/2020	150,000	146,082
1.63%, 1/21/2020	2,620,000	2,584,604
1.75%, 9/12/2019	492,000	487,897
1.88%, 12/28/2020	250,000	245,333
1.88%, 4/5/2022	150,000	145,329
1.88%, 9/24/2026	550,000	501,451
2.00%, 1/5/2022	1,350,000	1,316,115
2.00%, 10/5/2022	1,200,000	1,162,476
2.13%, 4/24/2026	400,000	375,396
2.50%, 7/1/2028	757,735	744,937
2.50% 8/1/2028	1,126,232	1,107,210
2.50%, 10/1/2028	519,362	510,590
2.50%, 3/1/2029	1,937,205	1,905,365
2.50%, 2/1/2030	870,878	851,746
2.50%, 5/1/2030	1,271,425	1,242,543
2.50%, 7/1/2030	442,681	432,625
2.50%, 2/1/2031	1,516,607	1,482,156
2.50%, 12/1/2032	2,816,794	2,739,775
2.50%, 1/1/2033	4,176,366	4,062,174
2.50%, 7/1/2033 (b)	3,475,000	3,378,352
2.50%, 10/1/2042	461,766	437,155
2.63%, 9/6/2024	3,140,000	3,090,733
2.75%, 6/22/2021	1,000,000	1,001,080
3.00%, 8/1/2027	468,465	469,663
3.00%, 11/1/2028	885,685	886,803
3.00%, 6/1/2029	251,891	251,850
3.00% 8/1/2029	1,243,856	1,243,656
3.00%, 9/1/2029	476,153	476,076
3.00%, 6/1/2030	778,660	776,261
3.00%, 9/1/2030	130,570	130,168
3.00%, 11/1/2030	293,889	292,984
3.00%, 12/1/2030	1,046,720	1,043,497
3.00%, 10/1/2032	1,831,902	1,822,407
3.00%, 1/1/2033	1,262,573	1,256,030
3.00%, 2/1/2033	2,869,289	2,854,418
3.00%, 7/1/2033 (b)	13,525,000	13,445,752
3.00%, 2/1/2035	511,419	508,415
3.00%, 3/1/2035	412,118	406,773
3.00%, 2/1/2036	1,073,452	1,059,531
3.00%, 1/1/2037	2,659,376	2,621,083
3.00%, 9/1/2037	654,500	642,975
3.00%, 1/1/2038	3,899,810	3,831,140
3.00%, 12/1/2042	627,410	613,273
3.00%, 1/1/2043	1,173,311	1,146,874
3.00%, 3/1/2043	1,307,287	1,277,572
3.00%, 4/1/2043	325,004	317,617
3.00% 5/1/2043	3,535,877	3,455,505

See accompanying notes to financial statements.

18

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.00% 6/1/2043	$2,456,743	$2,400,900
3.00% 7/1/2043	2,247,543	2,196,454
3.00%, 8/1/2043	1,001,296	978,735
3.00%, 2/1/2044	9,989,572	9,762,503
3.00%, 5/1/2045	8,257,237	8,069,545
3.00%, 9/1/2045	1,123,067	1,092,692
3.00% 11/1/2045	2,612,587	2,541,924
3.00%, 5/1/2046	2,604,914	2,525,830
3.00%, 8/1/2046	2,861,821	2,774,936
3.00%, 9/1/2046	2,733,382	2,650,397
3.00%, 10/1/2046	1,006,071	975,527
3.00%, 11/1/2046	5,835,170	5,700,349
3.00% 1/1/2047	7,920,597	7,680,130
3.00%, 2/1/2048	8,687,132	8,418,522
3.50%, 10/1/2025	178,031	180,616
3.50%, 11/1/2025	197,109	199,971
3.50%, 3/1/2026	124,565	126,441
3.50%, 1/1/2027	669,480	679,201
3.50%, 5/1/2029	244,238	247,669
3.50%, 1/1/2030	433,365	439,452
3.50%, 6/1/2034	914,303	922,751
3.50%, 7/1/2034	1,734,550	1,750,575
3.50%, 2/1/2037	867,965	876,057
3.50%, 4/1/2038	3,554,562	3,573,515
3.50%, 12/1/2040	953,083	957,494
3.50%, 5/1/2042	1,965,349	1,972,400
3.50%, 8/1/2042	752,631	755,331
3.50%, 10/1/2042	719,530	722,112
3.50%, 1/1/2043	279,464	280,467
3.50%, 5/1/2043	260,866	261,639
3.50%, 7/1/2043	974,654	977,541
3.50%, 1/1/2044	967,765	970,632
3.50%, 10/1/2044	712,049	711,279
3.50% 1/1/2045	1,182,299	1,181,021
3.50%, 2/1/2045	13,953,630	14,003,270
3.50%, 4/1/2045	1,371,001	1,369,161
3.50% 8/1/2045	2,859,236	2,855,399
3.50% 11/1/2045	8,197,710	8,186,709
3.50% 12/1/2045	6,194,381	6,186,068
3.50%, 1/1/2046	2,125,418	2,122,566
3.50% 2/1/2046	6,895,611	6,884,211
3.50%, 7/1/2047	3,888,147	3,899,666
3.50%, 10/1/2047	950,838	946,917
3.50%, 11/1/2047	7,676,132	7,644,484
3.50%, 1/1/2048	7,778,578	7,746,508
3.50% 2/1/2048	13,696,932	13,640,461
3.50%, 6/1/2048	7,100,226	7,070,856
4.00%, 7/1/2018	189	189
4.00% 8/1/2018	4,077	4,183
4.00%, 1/1/2020	609	625
4.00%, 4/1/2024	106,263	109,037
4.00%, 1/1/2025	104,459	107,186
4.00%, 3/1/2026	73,674	75,665
4.00%, 12/1/2034	527,101	543,797
4.00%, 3/1/2037	1,626,833	1,677,104
4.00% 12/1/2040	1,352,666	1,390,844
4.00%, 3/1/2041	1,034,046	1,063,259
4.00%, 12/1/2041	1,120,300	1,151,950
4.00%, 2/1/2042	263,722	271,172
4.00%, 10/1/2043	766,852	787,082
4.00%, 12/1/2043	103,329	106,055
4.00%, 5/1/2044	2,260,064	2,323,852
4.00%, 6/1/2044	721,315	739,633
4.00% 7/1/2044	736,636	755,343
4.00%, 9/1/2044	589,997	604,980
4.00% 10/1/2044	913,042	936,229
4.00%, 12/1/2044	808,436	828,967
4.00%, 1/1/2045	1,948,005	1,999,395
4.00%, 3/1/2045	652,244	667,385
4.00%, 5/1/2045	1,080,740	1,105,828
4.00%, 7/1/2045	1,065,542	1,090,278
4.00%, 9/1/2045	1,545,007	1,580,872
4.00%, 12/1/2045	985,366	1,008,240
4.00%, 4/1/2046	1,302,827	1,330,263
4.00%, 11/1/2046	829,028	846,487
4.00%, 7/1/2047	444,611	453,565
4.00%, 8/1/2047	1,825,901	1,862,676
4.00%, 1/1/2048	6,565,171	6,697,398
4.00%, 2/1/2048	2,918,918	2,977,707
4.00%, 5/1/2048	495,575	505,590
4.00%, 6/1/2048	6,947,903	7,088,305
4.50% 4/1/2023	236,110	243,842
4.50%, 8/1/2023	323	325
4.50%, 4/1/2031	277,303	290,475
4.50%, 4/1/2039	609,087	640,062
4.50%, 4/1/2040	576,573	606,147
4.50%, 10/1/2040	339,008	356,397
4.50%, 2/1/2041	718,512	754,611
4.50%, 5/1/2041	358,936	377,347
4.50%, 1/1/2042	1,208,954	1,269,693
4.50%, 9/1/2043	270,742	284,358
4.50% 12/1/2043	801,435	841,738
4.50%, 1/1/2044	201,701	211,844
4.50%, 2/1/2044	352,803	370,545
4.50% 6/1/2044	1,011,301	1,062,146
4.50%, 3/1/2046	1,449,717	1,524,076
4.50%, 9/1/2047	518,005	539,958
4.50%, 11/1/2047	3,785,068	3,945,479
4.50%, 4/1/2048	2,142,479	2,232,621
5.00%, 7/1/2035	547,609	585,782
5.00%, 7/1/2040	250,643	267,599
5.00%, 1/1/2042	778,114	830,755
5.00%, 3/1/2042	707,327	755,179
5.00%, 12/1/2043	175,325	187,833
5.00%, 7/1/2044	630,308	668,402
5.50%, 7/1/2035	242,663	261,733
5.50% 6/1/2038	93,966	102,780
5.50%, 12/1/2038	253,064	272,551
5.50%, 12/1/2039	405,702	443,759
5.50%, 4/1/2040	403,003	433,310
5.50%, 9/1/2040	33,783	36,952
5.50%, 7/1/2041	449,154	483,751
5.50%, 5/1/2044	5,427,434	5,853,955
6.00%, 2/1/2037	246,102	268,779
6.00%, 10/1/2039	320,787	350,345
6.00%, 4/1/2040	439,642	479,397
6.25%, 5/15/2029	80,000	102,637
6.63%, 11/15/2030	1,960,000	2,632,770

See accompanying notes to financial statements.

19

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
7.13%, 1/15/2030	$325,000	$447,190
7.25%, 5/15/2030	720,000	1,006,294
TBA 3.00%, 7/1/2048 (b)	6,100,000	5,908,422
TBA 3.50%, 7/1/2033 (b)	10,900,000	11,026,031
Series 2011-M4, Class A2, 3.73%, 6/25/2021	992,636	1,009,018
Series 2013-M12, Class APT, 2.47%, 3/25/2023 (c)	709,657	689,849
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	400,000	406,234
Series 2016-M4, Class AL, 3.27%, 1/25/2039	283,566	274,866
Series 2017-M8, Class A1, 2.65%, 5/25/2027	382,541	373,994
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	600,000	581,818
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	750,000	717,576
TBA 3.50%, 7/1/2048 (b)	8,750,000	8,708,301
TBA 4.00%, 7/1/2048 (b)	30,275,000	30,868,674
TBA 4.50%, 7/1/2048 (b)	10,175,000	10,595,514
TBA 5.00%, 7/1/2048 (b)	6,500,000	6,886,445
TBA 1.50%, 2/28/2020	1,030,000	1,012,758
Series 2013-M14, Class APT, VRN 2.60%, 4/25/2023 (c)	733,213	716,354
Series 2014-M2, Class A2, VRN 3.51%, 12/25/2023 (c)	888,000	898,571
Series 2017-M15, Class ATS2, VRN 3.20%, 11/25/2027 (c)	700,000	678,110
Series 2018-M1, Class A2, VRN 3.09%, 12/25/2027 (c)	130,000	125,373
Series 2018-M5, Class A2, VRN 3.56%, 9/25/2021 (c)	295,000	299,171
Government National Mortgage Association:
3.00% 12/15/2042	844,468	832,402
3.00% 12/20/2042	1,586,095	1,567,872
3.00%, 2/20/2043	1,461,636	1,444,843
3.00%, 4/20/2043	1,433,351	1,413,181
3.00%, 6/20/2043	989,331	975,409
3.00%, 12/20/2044	520,162	511,966
3.00%, 3/20/2045	590,236	580,272
3.00%, 4/20/2045	901,167	885,955
3.00%, 8/20/2045	1,266,541	1,245,161
3.00%, 1/20/2046	711,351	699,343
3.00%, 4/20/2046	1,421,525	1,394,391
3.00%, 5/20/2046	3,073,452	3,014,788
3.00%, 10/20/2046	4,905,331	4,811,701
3.00%, 11/20/2046	1,507,290	1,478,519
3.00%, 1/20/2047	2,598,321	2,548,726
3.00%, 6/20/2047	912,102	892,861
3.00%, 7/20/2047	8,175,017	8,002,568
3.00%, 10/20/2047	1,376,716	1,347,675
3.00%, 12/20/2047	3,305,678	3,235,946
3.00%, 1/20/2048	2,460,472	2,408,569
3.00%, 2/20/2048	3,458,749	3,385,788
3.00%, 3/20/2048	13,384,538	13,102,196
3.50%, 2/15/2042	921,226	930,179
3.50%, 6/20/2042	885,885	896,815
3.50%, 4/15/2043	225,870	227,697
3.50%, 4/20/2043	885,983	896,914
3.50%, 7/20/2043	2,204,119	2,227,191
3.50%, 10/20/2043	428,126	432,607
3.50%, 12/20/2043	191,059	193,059
3.50%, 1/20/2044	391,316	395,412
3.50%, 3/20/2044	371,883	374,924
3.50%, 10/20/2044	730,293	736,265
3.50%, 12/20/2044	558,757	563,327
3.50%, 2/20/2045	429,356	432,867
3.50%, 3/20/2045	518,144	521,837
3.50% 4/20/2045	3,234,647	3,257,703
3.50%, 6/20/2045	813,933	819,735
3.50%, 10/20/2045	9,299,493	9,365,783
3.50%, 11/20/2045	301,019	303,165
3.50%, 3/20/2046	2,539,227	2,555,401
3.50%, 4/20/2046	2,215,887	2,230,001
3.50%, 5/20/2046	2,287,896	2,302,469
3.50%, 10/20/2046	1,377,123	1,385,895
3.50%, 5/20/2047	1,502,939	1,509,428
3.50%, 6/20/2047	908,260	912,182
3.50%, 8/20/2047	1,320,078	1,325,777
3.50%, 9/20/2047	1,431,533	1,437,713
3.50%, 10/20/2047	916,092	920,047
3.50%, 12/20/2047	6,434,241	6,462,020
3.50%, 1/20/2048	8,046,211	8,080,950
3.50%, 2/20/2048	5,705,735	5,730,369
3.50%, 3/20/2048	5,925,410	5,951,171
3.50%, 4/20/2048	5,967,510	5,993,454
3.50%, 6/20/2048	6,225,000	6,252,063
4.00%, 4/15/2040	823,947	850,715
4.00%, 6/15/2040	52,544	54,251
4.00%, 3/20/2044	143,007	147,574
4.00%, 4/20/2044	213,272	220,082
4.00%, 6/20/2044	307,154	316,962
4.00%, 8/20/2044	318,879	329,061
4.00%, 9/20/2044	318,479	328,648
4.00%, 10/20/2044	291,777	301,093
4.00%, 12/20/2044	711,667	734,391
4.00%, 2/20/2045	503,759	519,844
4.00%, 5/15/2045	762,997	786,119
4.00%, 8/20/2045	520,995	537,230
4.00%, 9/20/2045	806,409	831,539
4.00%, 10/20/2045	744,894	768,106
4.00%, 11/20/2045	2,658,845	2,741,699
4.00%, 5/20/2046	173,546	178,292
4.00%, 3/20/2047	1,743,508	1,791,183
4.00%, 4/20/2047	682,864	700,579
4.00%, 6/20/2047	4,869,689	4,996,015
4.00%, 7/20/2047	1,369,257	1,404,778
4.00%, 8/20/2047	2,169,646	2,225,929
4.00%, 9/20/2047	912,540	936,212
4.00%, 2/20/2048	7,609,613	7,807,016
4.50%, 6/15/2039	41,448	43,393
4.50%, 7/15/2039	179,614	188,043
4.50%, 4/15/2040	619,350	650,050
4.50% 6/15/2040	403,399	423,394
4.50%, 3/15/2041	213,785	224,382
4.50%, 6/15/2041	192,995	202,621

See accompanying notes to financial statements.

20

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
4.50%, 9/20/2041	$182,561	$191,959
4.50%, 12/15/2041	44,847	47,083
4.50%, 1/15/2042	152,175	159,316
4.50%, 10/20/2043	124,804	131,073
4.50%, 4/20/2044	312,634	328,338
4.50%, 11/20/2044	696,354	728,458
4.50%, 12/20/2044	211,729	221,490
4.50%, 8/20/2045	401,447	419,955
4.50%, 9/20/2045	192,849	201,740
4.50%, 10/20/2045	717,218	750,284
4.50%, 4/20/2046	404,417	423,061
4.50%, 9/20/2047	486,278	505,766
4.50%, 11/20/2047	2,323,657	2,416,781
4.50%, 12/20/2047	2,066,949	2,149,785
4.50%, 1/20/2048	1,990,148	2,069,906
5.00%, 12/15/2038	214,879	227,473
5.00% 4/15/2039	439,669	464,971
5.00%, 5/15/2039	64,869	68,602
5.00%, 11/20/2041	1,073,735	1,142,805
5.00%, 5/20/2044	207,164	220,723
5.00%, 11/20/2044	262,898	277,611
5.50%, 6/15/2038	316,134	342,070
5.50%, 7/15/2038	332,661	359,953
5.50%, 2/15/2039	54,334	58,792
5.50%, 5/20/2044	329,969	351,410
6.00%, 1/15/2038	34,308	37,504
6.00%, 4/15/2038	96,231	105,892
6.00%, 6/15/2041	149,713	165,037
TBA 3.00%, 7/1/2048 (b)	9,100,000	8,900,937
TBA 4.50%, 7/1/2048 (b)	6,000,000	6,236,719
TBA 3.50%, 7/1/2048 (b)	23,300,000	23,381,914
TBA 4.00%, 7/1/2048 (b)	17,375,000	17,805,303
TBA 5.00%, 7/1/2048 (b)	6,000,000	6,298,125
Other Securities (cost: $11,323,487)	10,745,000	11,195,814

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $910,649,160)		899,629,888

U.S. TREASURY OBLIGATIONS — 37.7%
Treasury Bonds:
2.25%, 8/15/2046	3,006,000	2,587,655
2.50%, 2/15/2045	3,399,000	3,098,018
2.50%, 2/15/2046	3,681,800	3,346,572
2.50%, 5/15/2046	2,850,000	2,588,940
2.75%, 8/15/2042	5,251,000	5,049,887
2.75%, 11/15/2042	20,982,000	20,166,010
2.75%, 8/15/2047	7,400,000	7,060,932
2.75%, 11/15/2047	14,100,000	13,453,938
2.88%, 5/15/2043	1,900,000	1,865,724
2.88%, 8/15/2045	3,700,000	3,625,334
2.88%, 11/15/2046	2,109,700	2,065,776
3.00%, 11/15/2044	1,464,000	1,469,241
3.00%, 5/15/2045	200,000	200,710
3.00%, 11/15/2045	2,900,000	2,910,063
3.00%, 2/15/2047	6,450,000	6,472,704
3.00%, 5/15/2047	10,200,000	10,230,804
3.00%, 2/15/2048 (d)	13,150,000	13,194,973
3.13%, 11/15/2041	2,518,000	2,585,911
3.13%, 2/15/2042	2,197,000	2,255,836
3.13%, 2/15/2043	1,240,000	1,271,918
3.13%, 8/15/2044	2,078,000	2,132,631
3.13%, 5/15/2048	10,000,000	10,279,401
3.38%, 5/15/2044	2,164,000	2,317,536
3.50%, 2/15/2039	700,000	762,440
3.63%, 8/15/2043	3,950,000	4,399,787
3.63%, 2/15/2044	1,940,000	2,163,119
3.75%, 8/15/2041	150,000	169,739
3.75%, 11/15/2043	3,762,000	4,275,325
3.88%, 8/15/2040	150,000	172,524
4.25%, 11/15/2040	400,000	484,776
4.38%, 2/15/2038	2,235,000	2,723,795
4.38%, 11/15/2039	500,000	613,890
4.38%, 5/15/2040	4,350,000	5,350,979
4.38%, 5/15/2041	1,500,000	1,851,870
4.50%, 2/15/2036	850,000	1,039,431
4.50%, 5/15/2038	5,000,000	6,196,650
4.63%, 2/15/2040	21,470,000	27,242,639
4.75%, 2/15/2037	546,000	691,989
4.75%, 2/15/2041	5,400,000	6,995,862
5.25%, 11/15/2028	700,000	849,443
5.25%, 2/15/2029	250,000	304,457
5.38%, 2/15/2031	1,652,000	2,087,781
5.50%, 8/15/2028	452,000	556,489
6.13%, 11/15/2027	1,086,000	1,377,385
6.25%, 8/15/2023	300,000	350,151
6.50%, 11/15/2026	1,054,000	1,342,364
6.88%, 8/15/2025	50,000	63,099
7.13%, 2/15/2023	800,000	952,056
7.50%, 11/15/2024	6,500,000	8,282,950
7.88%, 2/15/2021	172,000	194,866
8.13%, 8/15/2019	170,000	180,632
8.75%, 5/15/2020	38,000	42,342
8.75%, 8/15/2020	345,000	388,739
Treasury Notes:
0.75%, 7/15/2019	500,000	491,720
0.75%, 8/15/2019	200,000	196,366
0.88%, 7/31/2019	490,000	482,111
1.00%, 9/30/2019	250,000	245,645
1.00%, 10/15/2019	2,100,000	2,061,864
1.00%, 11/15/2019	650,000	637,286
1.00%, 11/30/2019	250,000	244,935
1.13%, 12/31/2019	250,000	245,060
1.13%, 4/30/2020	400,000	390,084
1.13%, 2/28/2021	6,700,000	6,446,874
1.13%, 6/30/2021	400,000	382,768
1.13%, 9/30/2021	999,600	952,459
1.25%, 8/31/2019	3,200,000	3,157,472
1.25%, 1/31/2020	7,750,000	7,602,285
1.25%, 2/29/2020	1,080,000	1,057,914
1.25%, 3/31/2021	4,105,600	3,958,743
1.25%, 10/31/2021	1,950,000	1,863,147
1.38%, 7/31/2019	1,325,000	1,310,663
1.38%, 9/30/2019	5,300,000	5,231,418
1.38%, 1/15/2020	7,850,000	7,718,198
1.38%, 1/31/2020	16,850,000	16,561,360
1.38%, 2/15/2020	9,100,000	8,938,293
1.38%, 2/29/2020	7,590,000	7,450,724

See accompanying notes to financial statements.

21

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
1.38%, 3/31/2020	$3,650,000	$3,579,300
1.38%, 4/30/2020	1,015,000	994,284
1.38%, 5/31/2020	400,000	391,352
1.38%, 8/31/2020	4,905,000	4,783,944
1.38%, 9/15/2020	5,850,000	5,702,580
1.38%, 1/31/2021	1,000,000	969,530
1.38%, 4/30/2021	3,624,000	3,502,596
1.38%, 5/31/2021	600,000	579,114
1.38%, 6/30/2023	4,000,000	3,746,680
1.38%, 8/31/2023	3,000,000	2,802,450
1.50%, 10/31/2019	1,000,000	987,650
1.50%, 11/30/2019	2,709,000	2,672,591
1.50%, 4/15/2020	2,600,000	2,553,902
1.50%, 5/15/2020	3,100,000	3,042,247
1.50%, 6/15/2020	3,100,000	3,039,333
1.50%, 7/15/2020	11,250,000	11,018,025
1.50%, 1/31/2022	850,000	816,042
1.50%, 2/28/2023	23,770,000	22,504,011
1.50%, 3/31/2023	1,796,000	1,698,657
1.50%, 8/15/2026	2,392,000	2,160,622
1.63%, 7/31/2019	592,000	587,193
1.63%, 8/31/2019	870,600	862,738
1.63%, 12/31/2019	2,700,000	2,666,520
1.63%, 3/15/2020	2,100,000	2,069,067
1.63%, 7/31/2020	250,000	245,315
1.63%, 10/15/2020	9,150,000	8,958,399
1.63%, 11/30/2020	2,000,000	1,955,240
1.63%, 8/15/2022	1,972,000	1,889,137
1.63%, 8/31/2022	9,000,000	8,619,570
1.63%, 11/15/2022	3,964,000	3,787,047
1.63%, 4/30/2023	1,100,000	1,045,187
1.63%, 5/31/2023	884,000	839,331
1.63%, 10/31/2023	4,730,000	4,466,113
1.63%, 2/15/2026	4,450,000	4,083,676
1.63%, 5/15/2026	300,000	274,479
1.75%, 9/30/2019	909,600	902,014
1.75%, 11/30/2019	12,950,000	12,821,018
1.75%, 10/31/2020	1,900,000	1,864,508
1.75%, 11/15/2020	9,825,000	9,638,325
1.75%, 12/31/2020	1,000,000	979,770
1.75%, 3/31/2022	500,000	483,475
1.75%, 5/15/2022	3,432,000	3,313,665
1.75%, 5/31/2022	3,650,000	3,522,688
1.75%, 6/30/2022	8,450,000	8,148,082
1.75%, 9/30/2022	2,470,000	2,375,893
1.75%, 1/31/2023	2,100,000	2,012,514
1.75%, 5/15/2023	3,610,000	3,449,283
1.88%, 12/31/2019	37,100,000	36,771,293
1.88%, 12/15/2020	20,400,000	20,058,095
1.88%, 2/28/2022	3,750,000	3,645,788
1.88%, 3/31/2022	2,600,000	2,525,484
1.88%, 4/30/2022	4,850,000	4,706,634
1.88%, 7/31/2022	8,200,000	7,939,076
1.88%, 8/31/2022	2,330,000	2,254,275
1.88%, 9/30/2022	14,900,000	14,405,171
1.88%, 10/31/2022	47,000	45,405
1.88%, 8/31/2024	2,150,000	2,039,791
2.00%, 1/31/2020	23,650,000	23,471,679
2.00%, 7/31/2020	634,000	626,893
2.00%, 9/30/2020	400,000	395,036
2.00%, 11/30/2020	3,300,000	3,254,922
2.00%, 1/15/2021	18,300,000	18,031,906
2.00%, 2/28/2021	518,000	509,966
2.00%, 5/31/2021	300,000	294,825
2.00%, 10/31/2021	2,800,000	2,741,704
2.00%, 11/15/2021	1,103,800	1,080,664
2.00%, 12/31/2021	2,775,000	2,713,534
2.00%, 2/15/2022	780,000	762,021
2.00%, 10/31/2022	34,400,000	33,403,431
2.00%, 11/30/2022	5,045,000	4,897,282
2.00%, 2/15/2023	9,040,000	8,759,037
2.00%, 2/15/2025	456,000	433,788
2.00%, 8/15/2025	200,000	189,500
2.13%, 8/31/2020	994,000	984,984
2.13%, 1/31/2021	650,000	642,285
2.13%, 6/30/2021	1,000,000	985,620
2.13%, 8/15/2021	3,201,600	3,152,359
2.13%, 12/31/2021	809,800	795,264
2.13%, 6/30/2022	500,000	489,235
2.13%, 12/31/2022	3,000,000	2,924,790
2.13%, 11/30/2023	2,000,000	1,936,180
2.13%, 2/29/2024	4,000,000	3,864,480
2.13%, 7/31/2024	2,600,000	2,503,124
2.13%, 9/30/2024	1,550,000	1,490,310
2.13%, 11/30/2024	7,000,000	6,722,240
2.13%, 5/15/2025	4,549,000	4,353,711
2.25%, 2/29/2020	12,400,000	12,349,656
2.25%, 3/31/2020	13,100,000	13,041,181
2.25%, 2/15/2021	7,400,000	7,335,176
2.25%, 3/31/2021	21,483,600	21,279,075
2.25%, 4/30/2021	1,000,000	990,050
2.25%, 7/31/2021	800,000	791,024
2.25%, 12/31/2023	1,854,000	1,805,184
2.25%, 1/31/2024	3,600,000	3,503,016
2.25%, 10/31/2024	10,000,000	9,681,300
2.25%, 11/15/2024	12,344,000	11,946,030
2.25%, 12/31/2024	30,000,000	29,016,900
2.25%, 11/15/2025	1,400,000	1,346,786
2.25%, 2/15/2027	9,176,000	8,759,134
2.25%, 8/15/2027	6,600,000	6,282,606
2.25%, 11/15/2027	19,050,000	18,110,454
2.38%, 4/30/2020	14,250,000	14,213,235
2.38%, 12/31/2020	2,542,000	2,529,087
2.38%, 3/15/2021	12,100,000	12,027,884
2.38%, 4/15/2021	5,300,000	5,266,451
2.38%, 1/31/2023	14,900,000	14,678,884
2.38%, 8/15/2024	2,955,000	2,885,351
2.38%, 5/15/2027	12,600,000	12,135,564
2.50%, 5/31/2020	17,775,000	17,766,646
2.50%, 3/31/2023	7,300,000	7,228,095
2.50%, 8/15/2023	2,308,000	2,281,227
2.50%, 5/15/2024	9,694,000	9,543,258
2.50%, 1/31/2025	15,650,000	15,365,483
2.63%, 8/15/2020	4,374,000	4,380,080
2.63%, 11/15/2020	11,696,000	11,707,345
2.63%, 5/15/2021	4,200,000	4,200,798
2.63%, 2/28/2023	14,050,000	13,994,081
2.63%, 3/31/2025	3,210,000	3,173,791

See accompanying notes to financial statements.

22

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
2.75%, 4/30/2023	$17,000,000	$17,017,339
2.75%, 5/31/2023	32,550,000	32,592,314
2.75%, 11/15/2023	10,383,000	10,381,443
2.75%, 2/15/2024	4,618,000	4,612,689
2.75%, 2/28/2025	10,000,000	9,965,700
2.88%, 4/30/2025	2,100,000	2,108,526
2.88%, 5/31/2025	10,200,000	10,240,188
2.88%, 5/15/2028	28,100,000	28,161,257
3.13%, 5/15/2021	348,400	353,246
3.38%, 11/15/2019	2,142,600	2,168,461
3.50%, 5/15/2020	1,455,000	1,480,433
3.63%, 8/15/2019	68,200	69,113
3.63%, 2/15/2020	1,499,500	1,526,056
3.63%, 2/15/2021	11,356,000	11,646,259
Other Securities (cost: $19,806,556)	19,963,200	19,574,523

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,143,115,309)		1,127,684,790

MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
Other Securities	3,746,000	4,661,229

CONNECTICUT — 0.0% (a)
Other Security	100,000	107,289

GEORGIA — 0.0% (a)
Other Securities	574,000	706,899

ILLINOIS — 0.1%
Other Securities	1,650,000	1,736,003

KANSAS — 0.0% (a)
Other Security	50,000	54,792

MASSACHUSETTS — 0.0% (a)
Other Securities	200,000	234,658

MISSISSIPPI — 0.0% (a)
Other Security	100,000	116,729

MISSOURI — 0.0% (a)
Other Security	190,000	179,554

NEW JERSEY — 0.0% (a)
Other Securities	1,025,000	1,255,211

NEW YORK — 0.0% (a)
Other Securities	1,080,000	1,289,631

OHIO — 0.0% (a)
Other Securities	300,000	438,438

OREGON — 0.0% (a)
Other Security	100,000	114,369

PENNSYLVANIA — 0.0% (a)
Other Securities	170,000	195,411

SOUTH CAROLINA — 0.0% (a)
Other Security	100,000	93,175

TENNESSEE — 0.0% (a)
Other Security	10,000	10,289

TEXAS — 0.1%
Other Securities	1,400,000	1,542,237

WASHINGTON — 0.0% (a)
Other Security	200,000	238,094

WISCONSIN — 0.0% (a)
Other Security	160,000	156,413

TOTAL MUNICIPAL BONDS & NOTES (Cost $12,801,104)		13,130,421

MORTGAGE-BACKED SECURITIES — 1.1%
Other Securities (cost: $34,503,322)	33,697,786	33,718,675

	Shares
SHORT-TERM INVESTMENTS — 9.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	257,454,873	257,454,873
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	23,059,826	23,059,826

TOTAL SHORT-TERM INVESTMENTS (Cost $280,514,699)		280,514,699

TOTAL INVESTMENTS — 108.5% (Cost $3,299,128,586)		3,249,135,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(255,125,150)

NET ASSETS — 100.0%		$2,994,009,943

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)

Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)	All or a portion of the shares of the security are on loan at June 30, 2018.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

VRN = Variable Rate Note

See accompanying notes to financial statements.

23

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$1,321,599	$—	$1,321,599
Aerospace & Defense	—	12,888,837	—	12,888,837
Agriculture	—	9,052,332	—	9,052,332
Airlines	—	2,853,230	—	2,853,230
Apparel	—	614,607	—	614,607
Auto Manufacturers	—	15,724,943	—	15,724,943
Auto Parts & Equipment	—	394,765	—	394,765
Banks	—	166,284,990	—	166,284,990
Beverages	—	21,294,252	—	21,294,252
Biotechnology	—	11,925,645	—	11,925,645
Building Materials	—	2,848,262	—	2,848,262
Chemicals	—	10,353,008	—	10,353,008
Commercial Services	—	4,852,913	—	4,852,913
Computers	—	20,663,115	—	20,663,115
Cosmetics/Personal Care	—	3,629,048	—	3,629,048
Distribution & Wholesale	—	368,301	—	368,301
Diversified Financial Services	—	24,620,379	—	24,620,379
Electric	—	52,299,100	—	52,299,100
Electrical Components & Equipment	—	327,334	—	327,334
Electronics	—	6,526,820	—	6,526,820
Engineering & Construction	—	368,004	—	368,004
Environmental Control	—	1,468,448	—	1,468,448
Food	—	13,093,463	—	13,093,463
Forest Products & Paper	—	1,753,437	—	1,753,437
Gas	—	3,297,851	—	3,297,851
Hand & Machine Tools	—	338,607	—	338,607
Health Care Products	—	12,997,049	—	12,997,049
Health Care Services	—	14,150,376	—	14,150,376
Home Builders	—	256,661	—	256,661
Home Furnishings	—	1,016,199	—	1,016,199
Household Products & Wares	—	1,112,274	—	1,112,274
Housewares	—	1,394,345	—	1,394,345
Insurance	—	25,103,707	—	25,103,707
Internet	—	9,474,739	—	9,474,739
Investment Company Security	—	1,006,019	—	1,006,019
Iron/Steel	—	2,546,017	—	2,546,017
Leisure Time	—	862,171	—	862,171
Lodging	—	777,192	—	777,192
Machinery, Construction & Mining	—	2,708,240	—	2,708,240
Machinery-Diversified	—	4,305,784	—	4,305,784
Media	—	26,647,242	—	26,647,242
Metal Fabricate & Hardware	—	257,751	—	257,751
Mining	—	5,835,301	—	5,835,301
Miscellaneous Manufacturer	—	9,043,357	—	9,043,357
Office & Business Equipment	—	393,202	—	393,202
Oil & Gas	—	51,373,240	—	51,373,240
Oil & Gas Services	—	4,059,174	—	4,059,174
Packaging & Containers	—	1,446,707	—	1,446,707
Pharmaceuticals	—	40,345,514	—	40,345,514
Pipelines	—	29,064,296	—	29,064,296

See accompanying notes to financial statements.

24

SPDR Portfolio Aggregate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate	$—	$281,091	$—	$281,091
Real Estate Investment Trusts	—	25,832,754	—	25,832,754
Retail	—	22,649,348	—	22,649,348
Semiconductors	—	10,617,414	—	10,617,414
Shipbuilding	—	149,373	—	149,373
Software	—	20,479,220	—	20,479,220
Telecommunications	—	36,141,875	—	36,141,875
Textiles	—	230,085	—	230,085
Toys/Games/Hobbies	—	296,438	—	296,438
Transportation	—	14,391,798	—	14,391,798
Trucking & Leasing	—	238,112	—	238,112
Water	—	899,902	—	899,902
Asset-Backed Securities
Automobile	—	7,252,055	—	7,252,055
Credit Card	—	8,379,390	—	8,379,390
Foreign Government Obligations	—	111,277,918	—	111,277,918
U.S. Government Agency Obligations	—	899,629,888	—	899,629,888
U.S. Treasury Obligations	—	1,127,684,790	—	1,127,684,790
Municipal Bonds & Notes	—	13,130,421	—	13,130,421
Mortgage-Backed Securities	—	33,718,675	—	33,718,675
Short-Term Investments	280,514,699	—	—	280,514,699

TOTAL INVESTMENTS	$280,514,699	$2,968,620,394	$—	$3,249,135,093

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,219,074	$13,219,074	$735,045,281	$490,809,482	$—	$—	257,454,873	$257,454,873	$2,077,591	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,700,520	2,700,520	546,916,860	526,557,554	—	—	23,059,826	23,059,826	88,572	—

TOTAL		$15,919,594	$1,281,962,141	$1,017,367,036	$—	$—		$280,514,699	$2,166,163	$—

See accompanying notes to financial statements.

25

SPDR Portfolio Intermediate Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.2%
Other Securities	$7,828,500	$7,740,715

AEROSPACE & DEFENSE — 1.6%
Other Securities	54,316,000	53,214,483

AGRICULTURE — 1.1%
Other Securities	38,155,000	37,327,571

AIRLINES — 0.4%
Other Securities	12,837,929	12,658,051

APPAREL — 0.1%
Other Securities	2,561,000	2,455,966

AUTO MANUFACTURERS — 2.6%
Ford Motor Credit Co. LLC 3.10%, 5/4/2023	4,351,000	4,148,069
General Motors Financial Co., Inc. 4.15%, 6/19/2023 (a)	3,750,000	3,751,650
Other Securities	79,240,000	78,159,544

		86,059,263

AUTO PARTS & EQUIPMENT — 0.2%
Other Securities	4,860,000	4,828,432

BANKS — 28.1%
Bank of America Corp.:
4.10%, 7/24/2023 (a)	1,053,000	1,070,143
5.70%, 1/24/2022	672,000	723,744
6.22%, 9/15/2026	59,000	65,934
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (b)	3,019,000	2,967,526
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	2,900,000	2,868,042
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	5,599,000	5,431,534
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	3,250,000	3,124,940
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	2,563,000	2,492,415
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	4,575,000	4,311,846
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	2,466,000	2,380,923
Series GMTN, 2.63%, 4/19/2021	2,240,000	2,200,262
Series GMTN, 3.30%, 1/11/2023	3,701,000	3,645,670
Series GMTN, 3.50%, 4/19/2026	2,482,000	2,400,243
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	2,105,000	2,062,816
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	1,605,000	1,552,484
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	1,689,000	1,613,029
Series L, 2.25%, 4/21/2020	1,753,000	1,728,528
Series L, 3.95%, 4/21/2025	2,156,000	2,111,306
Series L, 4.18%, 11/25/2027	1,515,000	1,475,580
Series MTN, 2.15%, 11/9/2020	306,000	298,833
Series MTN, 2.50%, 10/21/2022	1,646,000	1,576,638
Series MTN, 2.63%, 10/19/2020	1,781,000	1,758,453
Series MTN, 3.25%, 10/21/2027	1,319,000	1,229,018
Series MTN, 3.88%, 8/1/2025	2,133,000	2,122,314
Series MTN, 4.00%, 4/1/2024	2,007,000	2,025,123
Series MTN, 4.00%, 1/22/2025	1,589,000	1,574,477
Series MTN, 4.13%, 1/22/2024	2,589,000	2,630,476
Series MTN, 4.20%, 8/26/2024	2,582,000	2,594,729
Series MTN, 4.25%, 10/22/2026	1,634,000	1,613,215
Series MTN, 4.45%, 3/3/2026	6,128,000	6,135,966
Series MTN, 5.00%, 5/13/2021	507,000	529,485
Series MTN, 5.63%, 7/1/2020	57,000	59,647
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (b)	1,614,000	1,576,313
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	2,800,000	2,801,092
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	3,200,000	3,150,176
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	1,701,000	1,622,176
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	1,292,000	1,270,256
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	1,788,000	1,744,981
Citigroup, Inc.:
2.35%, 8/2/2021	1,896,000	1,832,010
2.40%, 2/18/2020	1,566,000	1,546,472
2.45%, 1/10/2020	852,000	842,560
2.65%, 10/26/2020	3,119,000	3,070,500
2.70%, 3/30/2021	1,188,000	1,164,846
2.70%, 10/27/2022	1,997,000	1,917,979
2.75%, 4/25/2022	1,936,000	1,873,467
2.90%, 12/8/2021	1,504,000	1,473,153
3.20%, 10/21/2026	7,602,000	7,067,047
3.30%, 4/27/2025	1,560,000	1,495,229
3.38%, 3/1/2023	262,000	258,036
3.40%, 5/1/2026	1,472,000	1,395,971
3.50%, 5/15/2023	1,281,000	1,254,829
3.70%, 1/12/2026	1,843,000	1,785,720
3.75%, 6/16/2024	1,196,000	1,186,587
3.88%, 10/25/2023	728,000	729,958
3.88%, 3/26/2025	662,000	642,054
4.00%, 8/5/2024	1,725,000	1,699,729
4.05%, 7/30/2022	954,000	960,649
4.30%, 11/20/2026	884,000	865,056
4.40%, 6/10/2025	4,775,000	4,756,998
4.45%, 9/29/2027	3,428,000	3,368,901
4.50%, 1/14/2022	2,269,000	2,336,934
4.60%, 3/9/2026	1,458,000	1,457,286
5.38%, 8/9/2020	1,009,000	1,051,378
5.50%, 9/13/2025	1,009,000	1,071,316

See accompanying notes to financial statements.

26

SPDR Portfolio Intermediate Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
6.63%, 1/15/2028	$13,000	$15,130
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	2,145,000	2,103,215
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	1,215,000	1,171,649
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	1,000,000	1,006,090
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	1,750,000	1,716,925
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	2,105,000	2,004,570
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	2,398,000	2,323,446
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	1,430,000	1,341,612
Credit Suisse Group Funding Guernsey, Ltd. 4.55%, 4/17/2026	4,601,000	4,598,745
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	2,271,000	2,245,837
2.35%, 11/15/2021	2,290,000	2,204,583
2.55%, 10/23/2019	2,742,000	2,725,383
2.60%, 4/23/2020	1,201,000	1,189,530
2.60%, 12/27/2020	1,253,000	1,230,997
2.63%, 4/25/2021	6,774,000	6,623,143
2.75%, 9/15/2020	1,335,000	1,320,168
2.88%, 2/25/2021	1,315,000	1,297,116
3.00%, 4/26/2022	3,080,000	3,007,682
3.20%, 2/23/2023	1,731,000	1,686,427
3.50%, 1/23/2025	2,320,000	2,240,215
3.50%, 11/16/2026	2,604,000	2,449,973
3.63%, 1/22/2023	2,059,000	2,046,790
3.75%, 5/22/2025	1,723,000	1,681,355
3.75%, 2/25/2026	1,305,000	1,265,197
3.85%, 1/26/2027	4,081,000	3,920,617
4.00%, 3/3/2024	3,805,000	3,810,708
4.25%, 10/21/2025	1,811,000	1,782,911
5.25%, 7/27/2021	2,675,000	2,810,034
5.75%, 1/24/2022	5,326,000	5,699,193
5.95%, 1/15/2027	245,000	266,690
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	2,244,000	2,162,902
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	1,456,000	1,405,404
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	100,000	95,094
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	6,150,000	6,062,116
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	1,515,000	1,437,387
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	3,586,000	3,501,299
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	2,962,000	2,812,301
Series D, 6.00%, 6/15/2020	1,334,000	1,402,688
Series GMTN, 5.38%, 3/15/2020	2,135,000	2,210,921
Series MTN, 3.85%, 7/8/2024	1,416,000	1,403,907
HSBC Holdings PLC:
2.65%, 1/5/2022	3,277,000	3,172,333
2.95%, 5/25/2021	2,985,000	2,942,643
3.40%, 3/8/2021	3,285,000	3,282,175
3.60%, 5/25/2023 (a)	910,000	901,273
3.90%, 5/25/2026	1,710,000	1,669,747
4.00%, 3/30/2022	1,478,000	1,501,042
4.25%, 3/14/2024	1,849,000	1,841,179
4.25%, 8/18/2025	3,102,000	3,047,032
4.30%, 3/8/2026	1,367,000	1,372,482
4.38%, 11/23/2026	3,338,000	3,280,753
4.88%, 1/14/2022	899,000	936,776
5.10%, 4/5/2021	2,295,000	2,397,793
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	1,610,000	1,604,607
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	2,148,000	2,106,844
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	2,250,000	2,277,743
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	2,028,000	1,972,392
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	1,476,000	1,423,868
JPMorgan Chase & Co.:
2.20%, 10/22/2019	3,036,000	3,006,551
2.25%, 1/23/2020	3,533,000	3,487,389
2.40%, 6/7/2021	1,472,000	1,433,596
2.55%, 10/29/2020	2,091,000	2,055,620
2.55%, 3/1/2021	2,777,000	2,721,543
2.70%, 5/18/2023	1,854,000	1,778,876
2.75%, 6/23/2020	1,099,000	1,089,922
2.95%, 10/1/2026	1,532,000	1,423,734
2.97%, 1/15/2023 (a)	1,338,000	1,302,663
3.13%, 1/23/2025	2,326,000	2,225,866
3.20%, 1/25/2023	2,116,000	2,081,340
3.20%, 6/15/2026	548,000	519,214
3.25%, 9/23/2022	2,810,000	2,781,647
3.30%, 4/1/2026	4,006,000	3,825,409
3.38%, 5/1/2023	834,000	814,368
3.63%, 5/13/2024	1,859,000	1,848,553
3.63%, 12/1/2027	193,000	181,638
3.88%, 2/1/2024	1,513,000	1,527,026
3.88%, 9/10/2024	2,756,000	2,727,420
3.90%, 7/15/2025	1,217,000	1,215,296
4.13%, 12/15/2026	1,006,000	993,978
4.25%, 10/15/2020	1,501,000	1,532,281
4.25%, 10/1/2027	486,000	481,777
4.35%, 8/15/2021	2,792,000	2,871,097
4.40%, 7/22/2020	3,582,000	3,668,612
4.50%, 1/24/2022	2,501,000	2,587,610
4.63%, 5/10/2021	1,961,000	2,029,753
4.95%, 3/25/2020	1,189,000	1,222,137
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (b)	6,500,000	6,510,009
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	550,000	544,880
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	1,348,000	1,307,142

See accompanying notes to financial statements.

27

SPDR Portfolio Intermediate Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	$1,970,000	$1,864,211
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	2,725,000	2,690,120
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	1,678,000	1,618,683
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	2,361,000	2,305,351
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	3,063,000	2,931,015
Series MTN, 2.30%, 8/15/2021	2,178,000	2,107,868
Morgan Stanley:
2.65%, 1/27/2020	2,104,000	2,088,872
2.75%, 5/19/2022	2,718,000	2,635,400
2.80%, 6/16/2020	2,177,000	2,159,105
3.63%, 1/20/2027	2,840,000	2,732,279
3.95%, 4/23/2027	5,849,000	5,584,099
4.88%, 11/1/2022	3,133,000	3,250,488
5.00%, 11/24/2025	3,442,000	3,563,812
5.75%, 1/25/2021	2,011,000	2,126,633
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (a) (b)	2,350,000	2,339,918
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	2,765,000	2,628,160
Series F, 3.88%, 4/29/2024	2,446,000	2,447,981
Series GMTN, 2.50%, 4/21/2021	2,505,000	2,445,682
Series GMTN, 3.13%, 1/23/2023	2,570,000	2,506,367
Series GMTN, 3.70%, 10/23/2024	1,656,000	1,635,035
Series GMTN, 3.75%, 2/25/2023	1,988,000	1,990,644
Series GMTN, 3.88%, 1/27/2026	2,153,000	2,119,112
Series GMTN, 4.00%, 7/23/2025	2,098,000	2,091,580
Series GMTN, 4.35%, 9/8/2026	3,368,000	3,323,172
Series GMTN, 5.50%, 1/26/2020	2,732,000	2,827,265
Series GMTN, 5.50%, 7/24/2020	1,905,000	1,988,668
Series GMTN, 5.50%, 7/28/2021	2,472,000	2,615,475
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	1,766,000	1,702,848
Series MTN, 2.63%, 11/17/2021	3,948,000	3,839,983
Series MTN, 3.13%, 7/27/2026	2,722,000	2,533,420
Series MTN, 4.10%, 5/22/2023	1,535,000	1,542,936
Series MTN, 5.63%, 9/23/2019	2,577,000	2,655,341
Series MTN, 6.25%, 8/9/2026	645,000	727,624
Wells Fargo & Co.:
2.10%, 7/26/2021	2,020,000	1,940,291
2.50%, 3/4/2021	2,641,000	2,582,792
3.00%, 4/22/2026	3,258,000	2,991,756
3.00%, 10/23/2026	3,635,000	3,356,813
3.07%, 1/24/2023	3,095,000	3,007,690
4.13%, 8/15/2023	911,000	915,491
4.48%, 1/16/2024	728,000	742,866
Series GMTN, 2.60%, 7/22/2020	3,339,000	3,296,094
Series GMTN, 4.30%, 7/22/2027	2,100,000	2,071,167
Series M, 3.45%, 2/13/2023	1,705,000	1,670,252
Series MTN, 2.55%, 12/7/2020	1,981,000	1,946,887
Series MTN, 2.63%, 7/22/2022	3,509,000	3,374,746
Series MTN, 3.00%, 1/22/2021 (a)	1,166,000	1,157,255
Series MTN, 3.00%, 2/19/2025	2,525,000	2,383,146
Series MTN, 3.30%, 9/9/2024	1,041,000	1,006,845
Series MTN, 3.50%, 3/8/2022	1,736,000	1,732,007
Series MTN, 3.55%, 9/29/2025	2,416,000	2,347,627
Series MTN, 4.10%, 6/3/2026	2,151,000	2,106,818
Series MTN, 4.60%, 4/1/2021	1,441,000	1,487,544
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	3,812,000	3,646,407
Series N, 2.15%, 1/30/2020	1,947,000	1,918,204
Other Securities	495,286,000	486,210,279

		928,964,701

BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	7,560,000	7,452,421
3.30%, 2/1/2023	6,271,000	6,217,446
3.65%, 2/1/2026	9,022,000	8,834,162
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 7/15/2022	3,951,000	3,816,982
Other Securities	63,406,000	62,092,858

		88,413,869

BIOTECHNOLOGY — 1.4%
Other Securities	48,238,000	47,415,141

BUILDING MATERIALS — 0.3%
Other Securities	10,947,000	10,797,127

CHEMICALS — 1.2%
Other Securities	41,293,000	40,811,652

COMMERCIAL SERVICES — 0.6%
Other Securities	21,094,000	21,019,696

COMPUTERS — 2.8%
Apple, Inc.:
1.10%, 8/2/2019	884,000	870,696
1.50%, 9/12/2019	584,000	576,320
1.55%, 2/7/2020	747,000	733,330
1.55%, 8/4/2021	1,629,000	1,561,771
1.80%, 11/13/2019	1,030,000	1,018,938
1.80%, 5/11/2020	913,000	897,333
1.90%, 2/7/2020	749,000	739,645
2.00%, 5/6/2020	1,444,000	1,423,885
2.00%, 11/13/2020	937,000	919,347
2.10%, 9/12/2022	1,529,000	1,469,079
2.15%, 2/9/2022	1,095,000	1,061,022
2.25%, 2/23/2021	1,852,000	1,818,645
2.30%, 5/11/2022	709,000	688,099
2.40%, 1/13/2023	658,000	635,964
2.40%, 5/3/2023	3,992,000	3,844,216
2.45%, 8/4/2026	2,989,000	2,745,008
2.50%, 2/9/2022	1,193,000	1,170,011
2.50%, 2/9/2025	1,603,000	1,506,451
2.70%, 5/13/2022	1,214,000	1,195,644
2.75%, 1/13/2025	1,253,000	1,196,891
2.85%, 5/6/2021	3,327,000	3,318,949
2.85%, 2/23/2023	1,288,000	1,268,397
2.85%, 5/11/2024	1,576,000	1,524,748
2.90%, 9/12/2027	2,076,000	1,953,474
3.00%, 2/9/2024	1,381,000	1,353,256
3.00%, 6/20/2027	1,039,000	987,424

See accompanying notes to financial statements.

28

SPDR Portfolio Intermediate Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.00%, 11/13/2027	$1,799,000	$1,708,474
3.20%, 5/13/2025	1,889,000	1,849,954
3.20%, 5/11/2027	1,489,000	1,436,572
3.25%, 2/23/2026	2,128,000	2,075,481
3.35%, 2/9/2027	2,293,000	2,240,674
3.45%, 5/6/2024	3,240,000	3,244,115
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (c)	3,715,000	3,769,447
6.02%, 6/15/2026 (c)	4,097,000	4,305,210
Other Securities	35,355,000	35,551,134

		92,659,604

COSMETICS/PERSONAL CARE — 0.7%
Other Securities	22,002,000	21,454,019

DIVERSIFIED FINANCIAL SERVICES — 3.7%
CME Group, Inc. 3.00%, 3/15/2025	5,460,000	5,274,524
GE Capital International Funding Co. 2.34%, 11/15/2020	3,817,000	3,730,507
Other Securities	115,590,000	113,983,554

		122,988,585

ELECTRIC — 4.4%
Other Securities	150,445,572	146,853,844

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Securities	4,038,000	3,913,608

ELECTRONICS — 0.8%
Other Securities	27,111,000	26,763,094

ENGINEERING & CONSTRUCTION — 0.0% (d)
Other Securities	1,114,000	1,109,317

ENVIRONMENTAL CONTROL — 0.3%
Other Securities	9,692,000	9,676,709

FOOD — 1.7%
Other Securities	57,346,000	55,893,247

FOREST PRODUCTS & PAPER — 0.2%
Other Securities	6,975,000	6,743,918

GAS — 0.4%
Other Securities	12,656,000	12,380,435

HAND & MACHINE TOOLS — 0.1%
Other Securities	2,928,000	2,897,982

HEALTH CARE PRODUCTS — 1.9%
Medtronic, Inc.:
3.15%, 3/15/2022	3,957,000	3,925,621
3.50%, 3/15/2025	3,894,000	3,848,324
Other Securities	54,394,000	53,483,599

		61,257,544

HEALTH CARE SERVICES — 1.6%
UnitedHealth Group, Inc. 3.75%, 7/15/2025	3,506,000	3,505,614
Other Securities	49,488,000	48,545,747

		52,051,361

HOME BUILDERS — 0.1%
Other Securities	2,913,000	2,938,156

HOME FURNISHINGS — 0.1%
Other Securities	1,660,000	1,609,107

HOUSEHOLD PRODUCTS & WARES — 0.1%
Other Securities	4,960,000	4,767,869

HOUSEWARES — 0.2%
Other Securities	7,719,000	7,595,858

INSURANCE — 2.5%
Other Securities	83,288,000	82,969,347

INTERNET — 1.2%
Other Securities	41,669,000	40,799,939

INVESTMENT COMPANY SECURITY — 0.1%
Other Securities	4,241,000	4,164,681

IRON/STEEL — 0.3%
Other Securities	7,854,000	8,231,243

LEISURE TIME — 0.1%
Other Securities	1,882,000	1,976,497

LODGING — 0.1%
Other Securities	4,891,000	4,785,216

MACHINERY, CONSTRUCTION & MINING — 0.5%
Other Securities	17,684,000	17,450,060

MACHINERY-DIVERSIFIED — 0.8%
Other Securities	27,907,000	27,413,377

MEDIA — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	3,495,000	3,490,456
4.91%, 7/23/2025	4,140,000	4,180,530
Other Securities	80,054,000	78,391,575

		86,062,561

METAL FABRICATE & HARDWARE — 0.1%
Other Securities	2,277,000	2,219,490

MINING — 0.4%
Other Securities	13,010,000	13,018,052

MISCELLANEOUS MANUFACTURER — 1.0%
Other Securities	34,546,000	34,150,357

OFFICE & BUSINESS EQUIPMENT — 0.1%
Other Securities	3,357,000	3,328,162

OIL & GAS — 4.3%
Other Securities	142,370,000	141,138,852

OIL & GAS SERVICES — 0.3%
Other Securities	9,720,000	9,533,283

PACKAGING & CONTAINERS — 0.2%
Other Securities	7,249,000	7,190,910

PHARMACEUTICALS — 4.9%
AbbVie, Inc. 3.60%, 5/14/2025	3,761,000	3,640,497
Allergan Funding SCS:
3.00%, 3/12/2020	3,983,000	3,963,444
3.80%, 3/15/2025	3,904,000	3,797,577
CVS Health Corp.:
2.13%, 6/1/2021	1,658,000	1,594,117
2.75%, 12/1/2022	1,047,000	1,004,942
2.80%, 7/20/2020	3,435,000	3,404,909
2.88%, 6/1/2026	1,935,000	1,763,598

See accompanying notes to financial statements.

29

SPDR Portfolio Intermediate Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.13%, 3/9/2020	$1,921,000	$1,919,444
3.35%, 3/9/2021	3,087,000	3,084,067
3.38%, 8/12/2024	799,000	771,506
3.50%, 7/20/2022	1,748,000	1,732,653
3.70%, 3/9/2023	7,770,000	7,713,279
3.88%, 7/20/2025	2,039,000	1,992,429
4.00%, 12/5/2023	1,339,000	1,345,307
4.10%, 3/25/2025	3,975,000	3,955,046
4.13%, 5/15/2021	461,000	469,132
4.30%, 3/25/2028	7,017,000	6,920,586
4.75%, 12/1/2022	504,000	521,252
6.25%, 6/1/2027	20,000	22,495
Other Securities	114,189,000	111,609,433

		161,225,713

PIPELINES — 3.8%
Other Securities	124,866,009	124,983,836

REAL ESTATE — 0.1%
Other Securities	2,381,000	2,469,415

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Other Securities	137,035,000	134,151,309

RETAIL — 2.8%
Other Securities	92,779,000	91,135,598

SAVINGS & LOANS — 0.0% (d)
Other Security	295,000	293,490

SEMICONDUCTORS — 1.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.00%, 1/15/2022	3,755,000	3,651,888
Other Securities	57,978,000	56,422,854

		60,074,742

SHIPBUILDING — 0.0% (d)
Other Security	662,000	625,855

SOFTWARE — 2.6%
Microsoft Corp. 3.30%, 2/6/2027	3,750,000	3,696,863
Oracle Corp.: 1.90%, 9/15/2021	4,565,000	4,390,160
3.40%, 7/8/2024	3,627,000	3,590,911
Other Securities	77,434,000	75,603,398

		87,281,332

TELECOMMUNICATIONS — 3.0%
AT&T, Inc.: 2.45%, 6/30/2020	2,607,000	2,566,200
2.63%, 12/1/2022	999,000	949,639
2.80%, 2/17/2021	1,787,000	1,757,783
3.00%, 2/15/2022	566,000	552,773
3.00%, 6/30/2022	1,150,000	1,115,696
3.20%, 3/1/2022	1,367,000	1,339,578
3.40%, 5/15/2025	4,870,000	4,572,686
3.60%, 2/17/2023	864,000	852,267
3.80%, 3/15/2022	596,000	596,620
3.80%, 3/1/2024	1,127,000	1,107,458
3.88%, 8/15/2021	1,532,000	1,547,948
3.90%, 3/11/2024	750,000	740,280
3.95%, 1/15/2025	1,712,000	1,674,028
4.10%, 2/15/2028 (c)	7,373,000	7,042,468
4.13%, 2/17/2026	4,217,000	4,117,605
4.25%, 3/1/2027	996,000	974,696
4.45%, 5/15/2021 (a)	1,095,000	1,121,422
4.45%, 4/1/2024	1,139,000	1,151,973
4.60%, 2/15/2021	43,000	44,103
5.00%, 3/1/2021	1,123,000	1,165,023
5.20%, 3/15/2020	759,000	783,857
5.88%, 10/1/2019	946,000	978,297
7.13%, 3/15/2026 (c)	151,000	173,886
Verizon Communications, Inc. 4.33%, 9/21/2028 (c)	8,608,000	8,546,453
Other Securities	53,245,000	52,530,385

		98,003,124

TEXTILES — 0.1%
Other Securities	1,843,000	1,812,067

TOYS/GAMES/HOBBIES — 0.0% (d)
Other Securities	860,000	822,536

TRANSPORTATION — 1.3%
Other Securities	42,855,000	42,063,749

TRUCKING & LEASING — 0.0% (d)
Other Securities	994,000	959,038

WATER — 0.0% (d)
Other Securities	1,260,000	1,218,553

TOTAL CORPORATE BONDS & NOTES (Cost $3,346,527,684)		3,266,813,308

	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	14,998,714	14,998,714
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	18,583,198	18,583,198

TOTAL SHORT-TERM INVESTMENTS (Cost $33,581,912)		33,581,912

TOTAL INVESTMENTS — 99.8% (Cost $3,380,109,596)		3,300,395,220
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,930,494

NET ASSETS — 100.0%		$3,306,325,714

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

See accompanying notes to financial statements.

30

SPDR Portfolio Intermediate Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)

Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Amount is less than 0.05% of net assets.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

LIBOR = London Interbank Offered Rate

GMTN = Global Medium Term Note

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$7,740,715	$—	$7,740,715
Aerospace & Defense	—	53,214,483	—	53,214,483
Agriculture	—	37,327,571	—	37,327,571
Airlines	—	12,658,051	—	12,658,051
Apparel	—	2,455,966	—	2,455,966
Auto Manufacturers	—	86,059,263	—	86,059,263
Auto Parts & Equipment	—	4,828,432	—	4,828,432
Banks	—	928,964,701	—	928,964,701
Beverages	—	88,413,869	—	88,413,869
Biotechnology	—	47,415,141	—	47,415,141
Building Materials	—	10,797,127	—	10,797,127
Chemicals	—	40,811,652	—	40,811,652
Commercial Services	—	21,019,696	—	21,019,696
Computers	—	92,659,604	—	92,659,604
Cosmetics/Personal Care	—	21,454,019	—	21,454,019
Diversified Financial Services	—	122,988,585	—	122,988,585
Electric	—	146,853,844	—	146,853,844
Electrical Components & Equipment	—	3,913,608	—	3,913,608
Electronics	—	26,763,094	—	26,763,094
Engineering & Construction	—	1,109,317	—	1,109,317
Environmental Control	—	9,676,709	—	9,676,709
Food	—	55,893,247	—	55,893,247
Forest Products & Paper	—	6,743,918	—	6,743,918
Gas	—	12,380,435	—	12,380,435
Hand & Machine Tools	—	2,897,982	—	2,897,982
Health Care Products	—	61,257,544	—	61,257,544
Health Care Services	—	52,051,361	—	52,051,361
Home Builders	—	2,938,156	—	2,938,156
Home Furnishings	—	1,609,107	—	1,609,107
Household Products & Wares	—	4,767,869	—	4,767,869
Housewares	—	7,595,858	—	7,595,858
Insurance	—	82,969,347	—	82,969,347
Internet	—	40,799,939	—	40,799,939
Investment Company Security	—	4,164,681	—	4,164,681
Iron/Steel	—	8,231,243	—	8,231,243
Leisure Time	—	1,976,497	—	1,976,497
Lodging	—	4,785,216	—	4,785,216
Machinery, Construction & Mining	—	17,450,060	—	17,450,060
Machinery-Diversified	—	27,413,377	—	27,413,377

See accompanying notes to financial statements.

31

SPDR Portfolio Intermediate Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Media	$—	$86,062,561	$—	$86,062,561
Metal Fabricate & Hardware	—	2,219,490	—	2,219,490
Mining	—	13,018,052	—	13,018,052
Miscellaneous Manufacturer	—	34,150,357	—	34,150,357
Office & Business Equipment	—	3,328,162	—	3,328,162
Oil & Gas	—	141,138,852	—	141,138,852
Oil & Gas Services	—	9,533,283	—	9,533,283
Packaging & Containers	—	7,190,910	—	7,190,910
Pharmaceuticals	—	161,225,713	—	161,225,713
Pipelines	—	124,983,836	—	124,983,836
Real Estate	—	2,469,415	—	2,469,415
Real Estate Investment Trusts	—	134,151,309	—	134,151,309
Retail	—	91,135,598	—	91,135,598
Savings & Loans	—	293,490	—	293,490
Semiconductors	—	60,074,742	—	60,074,742
Shipbuilding	—	625,855	—	625,855
Software	—	87,281,332	—	87,281,332
Telecommunications	—	98,003,124	—	98,003,124
Textiles	—	1,812,067	—	1,812,067
Toys/Games/Hobbies	—	822,536	—	822,536
Transportation	—	42,063,749	—	42,063,749
Trucking & Leasing	—	959,038	—	959,038
Water	—	1,218,553	—	1,218,553
Short-Term Investments	33,581,912	—	—	33,581,912

TOTAL INVESTMENTS	$33,581,912	$3,266,813,308	$—	$3,300,395,220

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,605,664	$1,605,664	$296,980,423	$283,587,373	$—	$—	14,998,714	$14,998,714	$47,723	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,103,000	10,103,000	113,726,319	105,246,121	—	—	18,583,198	18,583,198	82,866	—

TOTAL		$11,708,664	$410,706,742	$388,833,494	$—	$—		$33,581,912	$130,589	$—

See accompanying notes to financial statements.

32

SPDR Portfolio Long Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.1%
Other Securities	$188,000	$196,512

AEROSPACE & DEFENSE — 2.0%
Other Securities	6,341,000	6,725,433

AGRICULTURE — 1.5%
Other Securities	4,927,000	5,012,760

AIRLINES — 0.2%
Other Securities	719,952	694,815

APPAREL — 0.1%
Other Securities	388,000	375,629

AUTO MANUFACTURERS — 0.9%
Other Securities	2,717,000	2,904,429

AUTO PARTS & EQUIPMENT — 0.1%
Other Securities	351,000	329,114

BANKS — 8.4%
Bank of America Corp. 7.75%, 5/14/2038	517,000	699,935
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	432,000	426,877
5.15%, 5/22/2045	353,000	350,042
6.13%, 2/15/2033	598,000	688,555
6.25%, 2/1/2041	543,000	635,924
6.45%, 5/1/2036	296,000	343,144
6.75%, 10/1/2037	953,000	1,129,791
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (a)	466,000	423,934
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	195,000	187,654
Series MTN, 4.80%, 7/8/2044	172,000	171,512
JPMorgan Chase & Co.:
4.85%, 2/1/2044	428,000	446,451
4.95%, 6/1/2045	347,000	352,916
5.40%, 1/6/2042	250,000	277,350
5.50%, 10/15/2040	396,000	443,975
5.60%, 7/15/2041	435,000	492,964
5.63%, 8/16/2043	193,000	214,832
6.40%, 5/15/2038	310,000	382,332
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (a)	218,000	196,246
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (a)	360,000	332,032
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (a)	206,000	185,114
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (a)	400,000	364,756
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (a)	411,000	388,748
Morgan Stanley 4.30%, 1/27/2045	673,000	636,032
Other Securities	16,603,000	17,895,137

		27,666,253

BEVERAGES — 3.2%
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	720,000	710,467
4.90%, 2/1/2046	1,393,000	1,432,826
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	68,000	59,745
4.38%, 4/15/2038	275,000	267,528
4.44%, 10/6/2048	540,000	519,302
4.60%, 4/15/2048	652,000	641,959
4.75%, 4/15/2058	257,000	252,505
4.95%, 1/15/2042	392,000	408,166
5.88%, 6/15/2035	140,000	162,142
8.00%, 11/15/2039	92,000	130,625
8.20%, 1/15/2039	996,000	1,430,316
Other Securities	4,390,000	4,558,024

		10,573,605

BIOTECHNOLOGY — 1.9%
Amgen, Inc. 4.66%, 6/15/2051	698,000	689,722
Other Securities	5,425,000	5,553,680

		6,243,402

BUILDING MATERIALS — 0.6%
Other Securities	1,880,000	1,856,932

CHEMICALS — 2.0%
Other Securities	6,551,000	6,667,005

COMMERCIAL SERVICES — 1.2%
Other Securities	3,827,000	4,078,683

COMPUTERS — 1.9%
Apple, Inc.:
3.45%, 2/9/2045	363,000	324,990
3.75%, 9/12/2047	122,000	114,536
3.75%, 11/13/2047	206,000	193,937
3.85%, 5/4/2043	679,000	649,457
3.85%, 8/4/2046	299,000	284,412
4.25%, 2/9/2047	443,000	450,389
4.38%, 5/13/2045	570,000	586,638
4.45%, 5/6/2044	182,000	190,132
4.50%, 2/23/2036	230,000	247,137
4.65%, 2/23/2046	626,000	673,632
Other Securities	2,213,000	2,418,255

		6,133,515

COSMETICS/PERSONAL CARE — 0.3%
Other Securities	867,000	936,327

DISTRIBUTION & WHOLESALE — 0.1%
Other Securities	306,000	310,324

DIVERSIFIED FINANCIAL SERVICES — 1.3%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	987,000	955,742
Other Securities	3,284,000	3,436,708

		4,392,450

ELECTRIC — 11.2%
Pacific Gas & Electric Co. 6.05%, 3/1/2034	617,000	665,706
Other Securities	33,920,401	36,281,329

		36,947,035

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Other Securities	96,000	115,532

ELECTRONICS — 0.5%
Other Securities	1,369,000	1,581,892

See accompanying notes to financial statements.

33

SPDR Portfolio Long Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Other Securities	$542,000	$583,248

FOOD — 1.6%
Other Securities	5,337,000	5,362,742

FOREST PRODUCTS & PAPER — 0.5%
Other Securities	1,531,000	1,565,418

GAS — 1.0%
Other Securities	3,222,000	3,329,861

HAND & MACHINE TOOLS — 0.0% (b)
Other Securities	115,000	118,655

HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories 4.90%, 11/30/2046	581,000	625,481
Medtronic, Inc. 4.63%, 3/15/2045	639,000	677,666
Other Securities	3,818,000	4,060,628

		5,363,775

HEALTH CARE SERVICES — 2.9%
Other Securities	9,443,000	9,672,880

HOME FURNISHINGS — 0.0% (b)
Other Security	123,000	114,512

HOUSEHOLD PRODUCTS & WARES — 0.1%
Other Securities	395,000	402,936

HOUSEWARES — 0.2%
Other Securities	623,000	611,059

INSURANCE — 4.0%
Other Securities	12,407,000	13,238,689

INTERNET — 1.0%
Amazon.com, Inc. 4.05%, 8/22/2047	658,000	641,609
Other Securities	2,628,000	2,601,719

		3,243,328

IRON/STEEL — 0.7%
Vale Overseas, Ltd. 6.88%, 11/21/2036	718,000	805,574
Other Securities	1,281,000	1,432,503

		2,238,077

LEISURE TIME — 0.0% (b)
Other Security	51,000	49,483

MACHINERY, CONSTRUCTION & MINING — 0.3%
Other Securities	851,000	911,342

MACHINERY-DIVERSIFIED — 0.2%
Other Securities	596,000	621,835

MEDIA — 5.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	644,000	679,330
Comcast Corp.:
3.20%, 7/15/2036	188,000	157,033
3.40%, 7/15/2046	295,000	239,422
3.90%, 3/1/2038	135,000	122,700
3.97%, 11/1/2047	613,000	539,636
4.00%, 8/15/2047 (c)	157,000	138,992
4.00%, 3/1/2048 (c)	266,000	235,437
4.00%, 11/1/2049	272,000	238,060
4.05%, 11/1/2052	255,000	221,309
4.20%, 8/15/2034	169,000	161,277
4.25%, 1/15/2033	189,000	184,458
4.40%, 8/15/2035	87,000	84,874
4.50%, 1/15/2043	218,000	206,032
4.60%, 8/15/2045	99,000	95,459
4.65%, 7/15/2042	359,000	347,831
4.75%, 3/1/2044	217,000	213,925
5.65%, 6/15/2035	221,000	244,833
6.40%, 5/15/2038	176,000	208,766
6.40%, 3/1/2040	35,000	41,520
6.45%, 3/15/2037	289,000	343,633
6.50%, 11/15/2035	253,000	300,594
6.55%, 7/1/2039	185,000	223,487
6.95%, 8/15/2037	62,000	77,620
7.05%, 3/15/2033	120,000	149,050
Other Securities	11,598,000	12,195,951

		17,651,229

METAL FABRICATE & HARDWARE — 0.1%
Other Securities	407,000	397,543

MINING — 1.5%
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	644,000	721,982
Other Securities	3,745,000	4,229,811

		4,951,793

MISCELLANEOUS MANUFACTURER — 1.8%
General Electric Co.:
4.13%, 10/9/2042	421,000	390,688
4.50%, 3/11/2044 (c)	310,000	303,862
Series A, 6.75%, 3/15/2032	761,000	932,857
Series GMTN, 6.15%, 8/7/2037	554,000	647,576
Series GMTN, 6.88%, 1/10/2039	621,000	785,205
Series MTN, 5.88%, 1/14/2038	780,000	885,362
Other Securities	2,059,000	2,110,940

		6,056,490

OFFICE & BUSINESS EQUIPMENT — 0.1%
Other Security	147,000	149,697

OIL & GAS — 5.8%
ConocoPhillips Co. 6.50%, 2/1/2039	502,000	640,924
Shell International Finance B.V. 4.38%, 5/11/2045	694,000	708,102
Other Securities	16,300,000	17,814,527

		19,163,553

OIL & GAS SERVICES — 0.7%
Other Securities	2,128,000	2,187,169

PACKAGING & CONTAINERS — 0.1%
Other Securities	265,000	329,630

PHARMACEUTICALS — 5.9%
AbbVie, Inc. 4.70%, 5/14/2045	718,000	711,825
AstraZeneca PLC 6.45%, 9/15/2037	519,000	642,673
CVS Health Corp.:
4.78%, 3/25/2038	484,000	477,916
4.88%, 7/20/2035	161,000	161,488

See accompanying notes to financial statements.

34

SPDR Portfolio Long Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.05%, 3/25/2048	$2,187,000	$2,222,495
5.13%, 7/20/2045	624,000	636,917
5.30%, 12/5/2043	321,000	335,788
6.13%, 9/15/2039	38,000	45,051
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	530,000	680,255
Pfizer, Inc. 7.20%, 3/15/2039	787,000	1,090,396
Other Securities	12,349,000	12,506,628

		19,511,432

PIPELINES — 5.0%
Other Securities	16,095,000	16,571,502

REAL ESTATE — 0.0% (b)
Other Securities	115,000	116,312

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Other Securities	2,650,000	2,775,520

RETAIL — 3.3%
Home Depot, Inc. 5.88%, 12/16/2036	797,000	968,028
Walmart, Inc.:
4.00%, 4/11/2043	669,000	666,371
4.30%, 4/22/2044	593,000	619,549
Other Securities	8,709,000	8,803,903

		11,057,851

SEMICONDUCTORS — 1.1%
Other Securities	3,391,000	3,460,732

SOFTWARE — 3.4%
Microsoft Corp.:
3.45%, 8/8/2036	177,000	169,899
3.50%, 2/12/2035	150,000	145,623
3.50%, 11/15/2042	558,000	524,453
3.70%, 8/8/2046	478,000	463,760
3.75%, 5/1/2043	250,000	244,105
3.75%, 2/12/2045	362,000	354,460
3.95%, 8/8/2056	152,000	149,313
4.00%, 2/12/2055	519,000	517,703
4.10%, 2/6/2037	132,000	137,189
4.20%, 11/3/2035	206,000	217,171
4.45%, 11/3/2045	563,000	610,292
4.50%, 10/1/2040	160,000	174,387
4.50%, 2/6/2057	411,000	445,734
4.75%, 11/3/2055	385,000	437,002
4.88%, 12/15/2043	248,000	282,648
5.20%, 6/1/2039	527,000	620,189
5.30%, 2/8/2041	320,000	382,374
Series 30Y, 4.25%, 2/6/2047	623,000	659,763
Oracle Corp.:
3.25%, 5/15/2030	230,000	217,575
3.80%, 11/15/2037	200,000	189,150
3.85%, 7/15/2036	241,000	230,948
3.90%, 5/15/2035	222,000	215,347
4.00%, 7/15/2046	548,000	517,509
4.00%, 11/15/2047	291,000	274,547
4.13%, 5/15/2045	189,000	182,351
4.30%, 7/8/2034	290,000	295,501
4.38%, 5/15/2055	609,000	596,784
4.50%, 7/8/2044	256,000	261,105
5.38%, 7/15/2040	413,000	469,085
6.13%, 7/8/2039	200,000	246,632
6.50%, 4/15/2038	458,000	584,376
Other Securities	422,000	402,216

		11,219,191

TELECOMMUNICATIONS — 8.4%
AT&T, Inc.:
4.30%, 2/15/2030 (d)	835,000	789,200
4.30%, 12/15/2042	524,000	447,323
4.35%, 6/15/2045	697,000	590,986
4.50%, 5/15/2035	476,000	439,814
4.50%, 3/9/2048	867,000	746,045
4.55%, 3/9/2049	764,000	659,936
4.75%, 5/15/2046	577,000	514,765
4.80%, 6/15/2044	430,000	389,378
5.15%, 3/15/2042	302,000	285,719
5.15%, 11/15/2046 (d)	467,000	440,727
5.15%, 2/15/2050 (d)	5,000	4,659
5.25%, 3/1/2037	721,000	710,711
5.35%, 9/1/2040	432,000	419,718
5.45%, 3/1/2047	402,000	393,952
5.55%, 8/15/2041	387,000	386,799
5.65%, 2/15/2047 (c)	391,000	394,769
5.70%, 3/1/2057	373,000	370,568
6.15%, 9/15/2034	269,000	296,903
6.30%, 1/15/2038	97,000	106,212
6.35%, 3/15/2040	167,000	182,130
6.38%, 3/1/2041	155,000	169,511
6.50%, 9/1/2037	185,000	212,656
British Telecommunications PLC 9.63%, 12/15/2030	526,000	749,860
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	604,000	802,505
Orange SA 9.00%, 3/1/2031	470,000	645,174
Telefonica Europe B.V. 8.25%, 9/15/2030	711,000	923,795
Verizon Communications, Inc.:
3.85%, 11/1/2042	554,000	464,701
4.13%, 8/15/2046	429,000	367,765
4.27%, 1/15/2036	707,000	652,335
4.40%, 11/1/2034	483,000	455,276
4.50%, 8/10/2033	207,000	200,434
4.52%, 9/15/2048	992,000	905,835
4.67%, 3/15/2055	829,000	735,257
4.75%, 11/1/2041	546,000	521,485
4.81%, 3/15/2039	388,000	375,840
4.86%, 8/21/2046	366,000	342,726
5.01%, 4/15/2049	574,000	558,938
5.01%, 8/21/2054	1,215,000	1,142,124
5.25%, 3/16/2037	545,000	560,151
5.50%, 3/16/2047	528,000	554,099
5.85%, 9/15/2035	150,000	163,230
6.40%, 2/15/2038	150,000	173,728
6.55%, 9/15/2043	858,000	1,019,064
Other Securities	6,183,000	6,663,728

		27,930,531

TOYS/GAMES/HOBBIES — 0.1%
Other Securities	228,000	242,863

See accompanying notes to financial statements.

35

SPDR Portfolio Long Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
TRANSPORTATION — 3.3%
Other Securities	$10,630,000	$10,754,464

TRUCKING & LEASING — 0.1%
Other Securities	216,000	219,088

WATER — 0.2%
Other Securities	762,000	804,893

TOTAL CORPORATE BONDS & NOTES (Cost $344,479,562)		326,720,970

	Shares
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	106,469	106,469
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	581,483	581,483

TOTAL SHORT-TERM INVESTMENTS (Cost $687,952)		687,952

TOTAL INVESTMENTS — 99.0% (Cost $345,167,514)		327,408,922
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,416,979

NET ASSETS — 100.0%		$330,825,901

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

(a)

Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

GMTN = Global Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$196,512	$—	$196,512
Aerospace & Defense	—	6,725,433	—	6,725,433
Agriculture	—	5,012,760	—	5,012,760
Airlines	—	694,815	—	694,815
Apparel	—	375,629	—	375,629
Auto Manufacturers	—	2,904,429	—	2,904,429
Auto Parts & Equipment	—	329,114	—	329,114
Banks	—	27,666,253	—	27,666,253
Beverages	—	10,573,605	—	10,573,605
Biotechnology	—	6,243,402	—	6,243,402
Building Materials	—	1,856,932	—	1,856,932
Chemicals	—	6,667,005	—	6,667,005
Commercial Services	—	4,078,683	—	4,078,683
Computers	—	6,133,515	—	6,133,515
Cosmetics/Personal Care	—	936,327	—	936,327

See accompanying notes to financial statements.

36

SPDR Portfolio Long Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Distribution & Wholesale	$—	$310,324	$—	$310,324
Diversified Financial Services	—	4,392,450	—	4,392,450
Electric	—	36,947,035	—	36,947,035
Electrical Components & Equipment	—	115,532	—	115,532
Electronics	—	1,581,892	—	1,581,892
Environmental Control	—	583,248	—	583,248
Food	—	5,362,742	—	5,362,742
Forest Products & Paper	—	1,565,418	—	1,565,418
Gas	—	3,329,861	—	3,329,861
Hand & Machine Tools	—	118,655	—	118,655
Health Care Products	—	5,363,775	—	5,363,775
Health Care Services	—	9,672,880	—	9,672,880
Home Furnishings	—	114,512	—	114,512
Household Products & Wares	—	402,936	—	402,936
Housewares	—	611,059	—	611,059
Insurance	—	13,238,689	—	13,238,689
Internet	—	3,243,328	—	3,243,328
Iron/Steel	—	2,238,077	—	2,238,077
Leisure Time	—	49,483	—	49,483
Machinery, Construction & Mining	—	911,342	—	911,342
Machinery-Diversified	—	621,835	—	621,835
Media	—	17,651,229	—	17,651,229
Metal Fabricate & Hardware	—	397,543	—	397,543
Mining	—	4,951,793	—	4,951,793
Miscellaneous Manufacturer	—	6,056,490	—	6,056,490
Office & Business Equipment	—	149,697	—	149,697
Oil & Gas	—	19,163,553	—	19,163,553
Oil & Gas Services	—	2,187,169	—	2,187,169
Packaging & Containers	—	329,630	—	329,630
Pharmaceuticals	—	19,511,432	—	19,511,432
Pipelines	—	16,571,502	—	16,571,502
Real Estate	—	116,312	—	116,312
Real Estate Investment Trusts	—	2,775,520	—	2,775,520
Retail	—	11,057,851	—	11,057,851
Semiconductors	—	3,460,732	—	3,460,732
Software	—	11,219,191	—	11,219,191
Telecommunications	—	27,930,531	—	27,930,531
Toys/Games/Hobbies	—	242,863	—	242,863
Transportation	—	10,754,464	—	10,754,464
Trucking & Leasing	—	219,088	—	219,088
Water	—	804,893	—	804,893
Short-Term Investments	687,952	—	—	687,952

TOTAL INVESTMENTS	$687,952	$326,720,970	$—	$327,408,922

See accompanying notes to financial statements.

37

SPDR Portfolio Long Term Corporate Bond ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,058	$280,058	$34,310,730	$34,484,319	$—	$—	106,469	$106,469	$9,133	$—
State Street Navigator Securities Lending Government Money Market Portfolio	627,463	627,463	9,906,008	9,951,988	—	—	581,483	581,483	5,106	—

TOTAL		$907,521	$44,216,738	$44,436,307	$—	$—		$687,952	$14,239	$—

See accompanying notes to financial statements.

38

SPDR Portfolio Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds:
2.25%, 8/15/2046	$27,791,500	$23,923,757
2.50%, 2/15/2045	29,041,800	26,470,148
2.50%, 2/15/2046	28,018,400	25,467,324
2.50%, 5/15/2046	27,411,500	24,900,606
2.75%, 8/15/2042	16,208,000	15,587,233
2.75%, 11/15/2042	21,253,100	20,426,567
2.75%, 8/15/2047	28,358,100	27,058,732
2.75%, 11/15/2047	39,994,600	38,162,047
2.88%, 5/15/2043	28,487,100	27,973,192
2.88%, 8/15/2045	30,003,500	29,398,030
2.88%, 11/15/2046	29,920,000	29,297,065
3.00%, 5/15/2042	11,591,800	11,656,134
3.00%, 11/15/2044	29,161,200	29,265,595
3.00%, 5/15/2045	39,039,600	39,178,192
3.00%, 11/15/2045	29,533,300	29,635,778
3.00%, 2/15/2047	34,663,100	34,785,116
3.00%, 5/15/2047	27,164,800	27,246,838
3.00%, 2/15/2048 (a)	30,480,000	30,584,243
3.13%, 11/15/2041	10,007,000	10,276,889
3.13%, 2/15/2042	13,610,700	13,975,195
3.13%, 2/15/2043	21,189,100	21,734,508
3.13%, 8/15/2044	30,598,100	31,402,523
3.13%, 5/15/2048	21,195,900	21,788,115
3.38%, 5/15/2044	29,468,000	31,558,755
3.50%, 2/15/2039	8,004,900	8,718,937
3.63%, 8/15/2043	23,855,500	26,571,926
3.63%, 2/15/2044	32,154,300	35,852,366
3.75%, 8/15/2041	13,681,400	15,481,736
3.75%, 11/15/2043	31,700,100	36,025,578
3.88%, 8/15/2040	11,196,200	12,877,421
4.25%, 5/15/2039	8,892,100	10,723,428
4.25%, 11/15/2040	12,108,200	14,674,413
4.38%, 2/15/2038	9,028,700	11,003,277
4.38%, 11/15/2039	9,824,400	12,062,202
4.38%, 5/15/2040	11,886,300	14,621,457
4.38%, 5/15/2041	10,764,300	13,289,390
4.50%, 2/15/2036	13,101,300	16,021,055
4.50%, 5/15/2038	6,106,200	7,567,596
4.50%, 8/15/2039	11,963,100	14,912,841
4.63%, 2/15/2040	23,598,000	29,942,795
4.75%, 2/15/2037	2,789,200	3,534,976
4.75%, 2/15/2041	11,901,200	15,418,361
5.00%, 5/15/2037	4,152,900	5,421,528
5.25%, 11/15/2028	6,658,900	8,080,508
5.25%, 2/15/2029	4,635,300	5,645,007
5.38%, 2/15/2031	8,992,600	11,364,758
5.50%, 8/15/2028	4,032,100	4,964,200
6.13%, 8/15/2029	3,582,100	4,689,005
6.25%, 5/15/2030	5,259,900	7,040,482

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,007,487,211)		968,257,825

	Shares
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c)	359,364	359,364
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	26,838,448	26,838,448

TOTAL SHORT-TERM INVESTMENTS (Cost $27,197,812)		27,197,812

TOTAL INVESTMENTS — 101.8% (Cost $1,034,685,023)		995,455,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(17,666,309)

NET ASSETS — 100.0%		$977,789,328

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2018.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$968,257,825	$—	$968,257,825
Short-Term Investments	27,197,812	—	—	27,197,812

TOTAL INVESTMENTS	$27,197,812	$968,257,825	$—	$995,455,637

See accompanying notes to financial statements.

39

SPDR Portfolio Long Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	177,007	$177,007	$37,324,095	$37,141,738	$—	$—	359,364	$359,364	$18,160	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	332,204,544	305,366,096	—	—	26,838,448	26,838,448	10,949	—

TOTAL		$177,007	$369,528,639	$342,507,834	$—	$—		$27,197,812	$29,109	$—

See accompanying notes to financial statements.

40

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.:
4.45%, 8/15/2020	$3,731,000	$3,820,320
6.25%, 7/15/2019	2,533,000	2,614,461

		6,434,781

AEROSPACE & DEFENSE — 1.6%
Boeing Capital Corp. 4.70%, 10/27/2019	148,000	151,702
Boeing Co.:
1.65%, 10/30/2020	285,000	276,997
4.88%, 2/15/2020	4,151,000	4,284,454
General Dynamics Corp.:
2.88%, 5/11/2020	8,150,000	8,141,850
3.00%, 5/11/2021	7,355,000	7,330,434
Harris Corp. 2.70%, 4/27/2020	3,772,000	3,737,260
L3 Technologies, Inc. 4.95%, 2/15/2021	556,000	571,996
Lockheed Martin Corp.:
2.50%, 11/23/2020	7,396,000	7,300,296
4.25%, 11/15/2019	3,138,000	3,197,026
Northrop Grumman Corp.:
2.08%, 10/15/2020	7,845,000	7,666,526
3.50%, 3/15/2021	889,000	897,872
5.05%, 8/1/2019	2,052,000	2,099,155
Raytheon Co.:
3.13%, 10/15/2020	7,603,000	7,635,922
4.40%, 2/15/2020	1,602,000	1,638,045
Rockwell Collins, Inc.:
1.95%, 7/15/2019	1,297,000	1,282,500
5.25%, 7/15/2019	1,194,000	1,219,623
United Technologies Corp.:
1.50%, 11/1/2019 (a)	3,746,000	3,682,580
1.90%, 5/4/2020	5,225,000	5,122,903
4.50%, 4/15/2020	3,939,000	4,042,320

		70,279,461

AGRICULTURE — 1.3%
Altria Group, Inc.:
2.63%, 1/14/2020	5,505,000	5,471,419
4.75%, 5/5/2021	5,809,000	6,032,356
9.25%, 8/6/2019	4,703,000	5,018,572
BAT Capital Corp. 2.30%, 8/14/2020 (b)	9,166,000	8,967,098
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	1,429,000	1,372,890
8.50%, 6/15/2019	3,678,000	3,862,268
Philip Morris International, Inc.:
1.88%, 11/1/2019	2,408,000	2,376,575
1.88%, 2/25/2021	3,244,000	3,141,295
2.00%, 2/21/2020	4,132,000	4,066,797
4.50%, 3/26/2020	6,135,000	6,281,933
Reynolds American, Inc.:
3.25%, 6/12/2020	4,330,000	4,320,301
6.88%, 5/1/2020	3,310,000	3,513,400

		54,424,904

AIRLINES — 0.4%
Continental Airlines 2009-2 Pass Through Trust, Class A Series A, 7.25%, 5/10/2021	1,764,631	1,849,333
Delta Air Lines, Inc.:
2.60%, 12/4/2020	846,000	827,955
2.88%, 3/13/2020	5,969,000	5,935,275
3.40%, 4/19/2021	1,480,000	1,473,769
Southwest Airlines Co.:
2.65%, 11/5/2020	1,414,000	1,395,675
2.75%, 11/6/2019	4,126,000	4,110,362

		15,592,369

APPAREL — 0.0% (c)
Ralph Lauren Corp. 2.63%, 8/18/2020	1,909,000	1,891,743

AUTO MANUFACTURERS — 4.3%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	757,000	746,379
Series GMTN, 2.65%, 2/12/2021	3,940,000	3,899,576
Series MTN, 1.20%, 7/12/2019	5,028,000	4,949,764
Series MTN, 1.95%, 7/20/2020	2,673,000	2,615,130
Series MTN, 2.00%, 11/13/2019	3,469,000	3,429,349
Series MTN, 2.00%, 2/14/2020	3,188,000	3,139,925
Series MTN, 2.25%, 8/15/2019	3,417,000	3,397,352
Series MTN, 2.45%, 9/24/2020	3,806,000	3,755,951
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	4,243,000	4,184,065
2.34%, 11/2/2020	8,663,000	8,436,549
2.43%, 6/12/2020	5,288,000	5,185,572
2.46%, 3/27/2020	4,309,000	4,241,607
2.60%, 11/4/2019	4,203,000	4,165,089
2.68%, 1/9/2020	6,291,000	6,232,871
3.16%, 8/4/2020	2,629,000	2,612,805
3.20%, 1/15/2021	14,967,000	14,798,173
3.34%, 3/18/2021	5,869,000	5,813,831
3.47%, 4/5/2021	1,305,000	1,297,522
8.13%, 1/15/2020	4,337,000	4,643,279
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	2,368,000	2,348,014
2.45%, 11/6/2020	4,997,000	4,881,519
2.65%, 4/13/2020	3,452,000	3,410,576
3.15%, 1/15/2020	7,626,000	7,616,163
3.20%, 7/13/2020	5,687,000	5,656,120
3.50%, 7/10/2019	974,000	978,539
3.55%, 4/9/2021	5,645,000	5,630,323
3.70%, 11/24/2020 (a)	4,520,000	4,539,752
4.20%, 3/1/2021	4,791,000	4,860,293
PACCAR Financial Corp.:
Series MTN, 1.95%, 2/27/2020	1,674,000	1,649,593
Series MTN, 2.05%, 11/13/2020	2,783,000	2,721,997
Series MTN, 2.20%, 9/15/2019	135,000	134,120
Series MTN, 2.25%, 2/25/2021	165,000	161,378
Series MTN, 2.80%, 3/1/2021	3,913,000	3,885,140
Series MTN, 3.10%, 5/10/2021	3,890,000	3,897,663
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	3,762,000	3,698,046
Series GMTN, 1.90%, 4/8/2021	750,000	726,922
Series GMTN, 2.20%, 1/10/2020	2,383,000	2,360,552

See accompanying notes to financial statements.

41

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Series MTN, 1.40%, 5/20/2019	$4,245,000	$4,198,899
Series MTN, 1.55%, 10/18/2019	3,980,000	3,919,902
Series MTN, 2.13%, 7/18/2019	4,739,000	4,709,808
Series MTN, 2.15%, 3/12/2020	3,994,000	3,942,078
Series MTN, 2.95%, 4/13/2021	15,020,000	14,962,323
Series MTN, 4.25%, 1/11/2021	236,000	242,839
Series MTN, 4.50%, 6/17/2020	3,954,000	4,066,372

		182,743,720

AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.15%, 11/19/2020	3,400,000	3,380,246

BANKS — 36.0%
Associated Banc-Corp 2.75%, 11/15/2019	400,000	396,666
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	3,777,000	3,734,622
3.30%, 5/17/2021	5,650,000	5,641,808
Series MTN, 1.60%, 7/15/2019	3,402,000	3,357,706
Series MTN, 2.13%, 8/19/2020	3,350,000	3,272,950
Series MTN, 2.25%, 11/9/2020	3,568,000	3,484,188
Series MTN, 2.30%, 6/1/2021	400,000	388,696
Series MTN, 2.70%, 11/16/2020	4,805,000	4,744,313
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020 (a)	4,894,000	4,851,618
Bancolombia SA 5.95%, 6/3/2021	1,000,000	1,053,550
Bank of America Corp.:
5.88%, 1/5/2021	400,000	425,020
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	4,484,000	4,407,548
Series GMTN, 2.63%, 4/19/2021	8,229,000	8,083,017
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	13,870,000	13,592,045
Series L, 2.25%, 4/21/2020	9,433,000	9,301,315
Series MTN, 2.15%, 11/9/2020	11,492,000	11,222,857
Series MTN, 2.63%, 10/19/2020	2,454,000	2,422,932
Series MTN, 5.63%, 7/1/2020	9,266,000	9,696,220
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	8,156,000	7,965,557
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022	14,075,000	14,080,489
Bank of Montreal:
Series D, 3.10%, 4/13/2021	3,000,000	2,987,730
Series MTN, 1.50%, 7/18/2019	5,426,000	5,351,284
Series MTN, 1.75%, 9/11/2019	2,656,000	2,620,569
Series MTN, 2.10%, 12/12/2019	3,565,000	3,522,719
Series MTN, 2.10%, 6/15/2020	10,452,000	10,253,098
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	9,774,000	9,656,615
Series MTN, 2.05%, 5/3/2021	6,284,000	6,088,191
Series MTN, 2.30%, 9/11/2019	4,949,000	4,921,385
Series MTN, 2.45%, 11/27/2020 (a)	4,070,000	4,002,479
Series MTN, 2.50%, 4/15/2021	1,701,000	1,669,889
Series MTN, 2.60%, 8/17/2020	6,602,000	6,537,433
Series MTN, 4.15%, 2/1/2021	500,000	512,140
Series MTN, 4.60%, 1/15/2020	60,000	61,445
Bank of Nova Scotia:
2.35%, 10/21/2020	5,202,000	5,104,151
4.38%, 1/13/2021	130,000	133,710
Series BKNT, 2.15%, 7/14/2020	7,113,000	6,970,313
Series BKNT, 2.45%, 3/22/2021	8,984,000	8,785,543
Series BKNT, 2.50%, 1/8/2021	6,424,000	6,307,276
Series BKNT, 3.13%, 4/20/2021	4,992,000	4,967,289
Barclays Bank PLC 5.14%, 10/14/2020	3,482,000	3,565,916
Barclays PLC:
2.65%, 1/11/2021	20,048,000	19,595,718
2.75%, 11/8/2019	7,239,000	7,189,920
2.88%, 6/8/2020 (a)	1,268,000	1,253,646
3.25%, 1/12/2021	7,058,000	6,963,987
BB&T Corp.:
5.25%, 11/1/2019	1,463,000	1,503,862
Series MTN, 2.05%, 5/10/2021	350,000	338,012
Series MTN, 2.15%, 2/1/2021	3,550,000	3,461,001
Series MTN, 2.45%, 1/15/2020	5,875,000	5,818,835
Series MTN, 2.63%, 6/29/2020	4,035,000	3,992,834
Series MTN, 3.20%, 9/3/2021	7,000,000	6,986,490
BNP Paribas SA:
2.38%, 5/21/2020	5,027,000	4,952,449
Series BKNT, 5.00%, 1/15/2021	14,682,000	15,257,242
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	547,000	536,148
Series MTN, 2.25%, 1/27/2020	7,767,000	7,649,718
Series MTN, 2.50%, 7/15/2019	4,420,000	4,393,171
Branch Banking & Trust Co.:
2.10%, 1/15/2020	4,606,000	4,538,108
Series BKNT, 2.25%, 6/1/2020	3,047,000	2,995,567
Series BKNT, 2.85%, 4/1/2021	20,000	19,791
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	1,721,000	1,695,030
2.70%, 2/2/2021	10,361,000	10,199,990
Series BKNT, 2.10%, 10/5/2020	3,939,000	3,841,234
Capital One Financial Corp.:
2.40%, 10/30/2020 (a)	2,166,000	2,116,940
2.50%, 5/12/2020	8,800,000	8,667,736
3.45%, 4/30/2021	2,150,000	2,145,141
Capital One NA:
2.35%, 1/31/2020	6,727,000	6,630,737
2.40%, 9/5/2019	2,369,000	2,348,603
Series BKNT, 1.85%, 9/13/2019	9,211,000	9,076,980
Citibank NA:
1.85%, 9/18/2019	6,134,000	6,053,154
Series BKNT, 2.10%, 6/12/2020	8,969,000	8,782,894
Series BKNT, 2.13%, 10/20/2020	12,098,000	11,780,669
Series BKNT, 2.85%, 2/12/2021	9,765,000	9,655,339
Series BKNT, 3.05%, 5/1/2020	4,200,000	4,197,186
Citigroup, Inc.:
2.35%, 8/2/2021	300,000	289,875
2.40%, 2/18/2020	8,303,000	8,199,461
2.45%, 1/10/2020	8,383,000	8,290,116
2.50%, 7/29/2019	4,359,000	4,340,518
2.65%, 10/26/2020	17,059,000	16,793,733
2.70%, 3/30/2021	8,644,000	8,475,529
5.38%, 8/9/2020	3,628,000	3,780,376

See accompanying notes to financial statements.

42

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Citizens Bank NA/Providence RI:
2.25%, 3/2/2020	$3,549,000	$3,490,051
Series BKNT, 2.20%, 5/26/2020	1,946,000	1,905,874
Series BKNT, 2.25%, 10/30/2020	5,068,000	4,936,232
Series BKNT, 2.55%, 5/13/2021	4,340,000	4,232,759
Series MTN, 2.45%, 12/4/2019	2,828,000	2,799,918
Comerica Bank Series BKNT, 2.50%, 6/2/2020	52,000	51,336
Comerica, Inc. 2.13%, 5/23/2019	2,411,000	2,395,022
Commonwealth Bank of Australia:
2.30%, 9/6/2019	4,299,000	4,266,800
Series GMTN, 2.30%, 3/12/2020	3,938,000	3,882,199
Series GMTN, 2.40%, 11/2/2020 (a)	3,872,000	3,794,870
Series GMTN, 2.55%, 3/15/2021 (a)	4,375,000	4,287,456
Compass Bank:
3.50%, 6/11/2021	4,295,000	4,293,454
Series BKNT, 2.75%, 9/29/2019	1,302,000	1,294,722
Cooperatieve Rabobank UA:
3.13%, 4/26/2021	3,905,000	3,885,749
4.50%, 1/11/2021	6,636,000	6,823,467
Series BKTN, 1.38%, 8/9/2019	3,563,000	3,502,358
Series GMTN, 2.50%, 1/19/2021	10,021,000	9,823,286
Series MTN, 2.25%, 1/14/2020	4,138,000	4,085,654
Credit Suisse AG:
5.30%, 8/13/2019	4,845,000	4,970,727
5.40%, 1/14/2020	6,074,000	6,249,236
Series MTN, 4.38%, 8/5/2020	4,288,000	4,389,111
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	7,878,000	7,791,027
3.13%, 12/10/2020	9,752,000	9,684,224
3.45%, 4/16/2021	500,000	498,575
3.80%, 9/15/2022	4,000,000	3,984,960
Deutsche Bank AG:
2.70%, 7/13/2020	5,512,000	5,367,806
2.95%, 8/20/2020	4,000	3,899
2.95%, 8/20/2020	63,000	61,211
3.13%, 1/13/2021	3,984,000	3,851,612
3.15%, 1/22/2021	15,884,000	15,373,330
3.38%, 5/12/2021	625,000	605,363
Series GMTN, 3.38%, 5/12/2021	10,000	9,687
Discover Bank:
7.00%, 4/15/2020	1,592,000	1,680,260
Series BKNT, 3.10%, 6/4/2020	5,965,000	5,926,049
Fifth Third Bancorp 2.88%, 7/27/2020	7,139,000	7,096,380
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	3,648,000	3,586,021
Series BKNT, 2.20%, 10/30/2020	3,490,000	3,411,231
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	3,367,000	3,353,162
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	1,665,000	1,672,975
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	12,265,000	12,129,104
2.55%, 10/23/2019	9,548,000	9,490,139
2.60%, 4/23/2020	7,718,000	7,644,293
2.60%, 12/27/2020	9,837,000	9,664,263
2.63%, 4/25/2021	13,420,000	13,121,137
2.75%, 9/15/2020	5,349,000	5,289,573
2.88%, 2/25/2021	3,933,000	3,879,511
Series D, 6.00%, 6/15/2020	8,507,000	8,945,026
Series GMTN, 5.38%, 3/15/2020	11,806,000	12,225,821
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	3,976,000	4,097,507
HSBC Holdings PLC:
2.95%, 5/25/2021	12,635,000	12,455,709
3.40%, 3/8/2021	18,290,000	18,274,271
5.10%, 4/5/2021	8,104,000	8,466,977
HSBC USA, Inc.:
2.35%, 3/5/2020	5,668,000	5,600,551
2.38%, 11/13/2019	5,677,000	5,626,929
2.75%, 8/7/2020	7,252,000	7,187,385
5.00%, 9/27/2020	323,000	332,932
Huntington Bancshares, Inc. 3.15%, 3/14/2021	3,465,000	3,447,502
Huntington National Bank:
2.40%, 4/1/2020	3,773,000	3,720,404
2.88%, 8/20/2020	732,000	727,454
3.25%, 5/14/2021	4,600,000	4,588,822
Series BKNT, 2.38%, 3/10/2020	3,955,000	3,893,579
Intesa Sanpaolo SpA Series MTN, 3.88%, 1/15/2019	2,834,000	2,839,212
JPMorgan Chase & Co.:
2.20%, 10/22/2019	8,523,000	8,440,327
2.25%, 1/23/2020	13,319,000	13,147,052
2.40%, 6/7/2021	27,000	26,296
2.55%, 10/29/2020	17,740,000	17,439,839
2.55%, 3/1/2021	2,400,000	2,352,072
2.75%, 6/23/2020	10,625,000	10,537,238
4.25%, 10/15/2020	8,682,000	8,862,933
4.35%, 8/15/2021	6,040,000	6,211,113
4.40%, 7/22/2020	13,705,000	14,036,386
4.63%, 5/10/2021	2,000,000	2,070,120
4.95%, 3/25/2020	5,820,000	5,982,204
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	13,250,000	13,270,404
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (d)	5,740,000	5,689,258
Series BKNT, 1.65%, 9/23/2019	3,454,000	3,404,297
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (d)	14,900,000	14,869,604
KeyBank NA:
Series BKNT, 1.60%, 8/22/2019	1,985,000	1,956,813
Series BKNT, 2.25%, 3/16/2020	7,620,000	7,513,701
Series BKNT, 2.50%, 12/15/2019	3,775,000	3,743,328
Series BKNT, 3.35%, 6/15/2021	1,465,000	1,468,619
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	3,671,000	3,640,898
Series MTN, 5.10%, 3/24/2021	3,105,000	3,245,470
Lloyds Bank PLC:
2.40%, 3/17/2020	1,429,000	1,409,709
2.70%, 8/17/2020	3,962,000	3,892,744

See accompanying notes to financial statements.

43

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.30%, 5/7/2021	$3,965,000	$3,953,303
6.38%, 1/21/2021	6,698,000	7,180,658
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,542,000	3,463,297
Series BKNT, 2.10%, 2/6/2020	3,855,000	3,793,089
Series BKNT, 2.25%, 7/25/2019	2,756,000	2,736,763
Series BKNT, 2.63%, 1/25/2021	5,026,000	4,945,885
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	8,000,000	7,692,000
2.95%, 3/1/2021	5,150,000	5,095,255
Morgan Stanley:
2.65%, 1/27/2020	9,838,000	9,767,265
2.80%, 6/16/2020	17,278,000	17,135,975
5.75%, 1/25/2021	7,738,000	8,182,935
Series GMTN, 2.38%, 7/23/2019	8,614,000	8,567,484
Series GMTN, 2.50%, 4/21/2021	2,934,000	2,864,523
Series GMTN, 5.50%, 1/26/2020	11,145,000	11,533,626
Series GMTN, 5.50%, 7/24/2020	6,927,000	7,231,234
Series GMTN, 5.50%, 7/28/2021	10,300,000	10,897,812
Series MTN, 5.63%, 9/23/2019	9,812,000	10,110,285
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	4,329,000	4,261,857
National Australia Bank, Ltd.:
1.38%, 7/12/2019	3,944,000	3,884,840
2.25%, 1/10/2020	2,106,000	2,079,570
2.50%, 1/12/2021	4,083,000	4,002,402
Series GMTN, 2.63%, 7/23/2020	3,987,000	3,939,914
Series GMTN, 2.63%, 1/14/2021	5,006,000	4,923,151
Series MTN, 2.13%, 5/22/2020	8,621,000	8,458,752
National Bank of Canada:
2.15%, 6/12/2020	4,643,000	4,548,979
2.20%, 11/2/2020	4,658,000	4,538,802
Natwest Markets PLC 5.63%, 8/24/2020	318,000	331,362
Northern Trust Corp. 3.45%, 11/4/2020	250,000	252,712
PNC Bank NA:
2.50%, 1/22/2021	7,272,000	7,151,212
Series BKNT, 1.45%, 7/29/2019	3,908,000	3,852,897
Series BKNT, 2.00%, 5/19/2020	4,086,000	4,004,770
Series BKNT, 2.15%, 4/29/2021	250,000	242,608
Series BKNT, 2.25%, 7/2/2019	3,703,000	3,684,929
Series BKNT, 2.30%, 6/1/2020	6,327,000	6,229,058
Series BKNT, 2.40%, 10/18/2019	7,739,000	7,686,297
Series BKNT, 2.45%, 11/5/2020	10,444,000	10,258,828
Series MTN, 2.60%, 7/21/2020	3,890,000	3,843,203
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	1,127,000	1,152,989
5.13%, 2/8/2020	1,685,000	1,738,549
RBC USA Holdco Corp. 5.25%, 9/15/2020	119,000	123,809
Regions Bank 2.75%, 4/1/2021	3,470,000	3,413,057
Regions Financial Corp. 3.20%, 2/8/2021	4,325,000	4,304,759
Royal Bank of Canada:
1.50%, 7/29/2019	5,339,000	5,261,958
1.88%, 2/5/2020	76,000	74,788
2.15%, 10/26/2020	8,355,000	8,161,164
2.20%, 9/23/2019	89,000	88,371
Series GMTN, 2.13%, 3/2/2020 (a)	6,368,000	6,273,372
Series GMTN, 2.15%, 3/6/2020	4,283,000	4,219,569
Series GMTN, 2.50%, 1/19/2021	4,625,000	4,542,490
Series GMTN, 3.20%, 4/30/2021	7,585,000	7,582,193
Series MTN, 2.35%, 10/30/2020	4,891,000	4,797,680
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	4,502,000	4,672,086
Santander Holdings USA, Inc. 2.65%, 4/17/2020	3,682,000	3,648,015
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	3,322,000	3,280,375
2.88%, 8/5/2021	250,000	242,345
3.13%, 1/8/2021	3,957,000	3,908,804
Santander UK PLC:
2.13%, 11/3/2020	3,004,000	2,916,794
2.35%, 9/10/2019	3,851,000	3,820,770
2.38%, 3/16/2020	4,368,000	4,302,043
2.50%, 1/5/2021	3,533,000	3,448,985
3.40%, 6/1/2021	6,350,000	6,346,063
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	3,020,000	2,967,422
2.30%, 3/11/2020	3,860,000	3,805,883
2.63%, 3/15/2021	4,766,000	4,680,975
Sumitomo Mitsui Banking Corp.:
2.09%, 10/18/2019	2,818,000	2,781,112
2.45%, 1/16/2020	6,113,000	6,044,779
2.51%, 1/17/2020	4,086,000	4,040,400
Series GMTN, 2.25%, 7/11/2019	2,915,000	2,893,837
Series GMTN, 2.45%, 10/20/2020	9,500,000	9,316,555
Series GMTN, 2.65%, 7/23/2020	4,290,000	4,234,745
Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/2021	6,361,000	6,286,004
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	4,457,000	4,400,530
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (d)	1,749,000	1,733,679
SunTrust Banks, Inc. 2.90%, 3/3/2021	4,911,000	4,850,644
Svenska Handelsbanken AB:
1.95%, 9/8/2020	3,700,000	3,601,691
Series BKNT, 1.50%, 9/6/2019	4,080,000	4,011,374
Series BKNT, 2.45%, 3/30/2021	4,444,000	4,342,677
Series BKNT, 3.35%, 5/24/2021 (a)	7,480,000	7,481,571
Series GMTN, 2.40%, 10/1/2020	5,055,000	4,963,302
Synchrony Bank Series BKNT, 3.65%, 5/24/2021	3,000,000	3,004,260
Toronto-Dominion Bank:
1.45%, 8/13/2019	5,674,000	5,590,762
Series BKNT, 2.13%, 7/2/2019	4,350,000	4,323,508
Series GMTN, 1.85%, 9/11/2020	2,375,000	2,312,965
Series GMTN, 2.50%, 12/14/2020	7,418,000	7,298,718
Series GMTN, 2.55%, 1/25/2021	4,598,000	4,527,145
Series MTN, 1.90%, 10/24/2019	4,255,000	4,206,365
Series MTN, 2.13%, 4/7/2021	8,466,000	8,217,523

See accompanying notes to financial statements.

44

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Series MTN, 2.25%, 11/5/2019	$4,342,000	$4,308,176
Series MTN, 3.00%, 6/11/2020	4,350,000	4,344,823
Series MTN, 3.25%, 6/11/2021	4,100,000	4,104,018
UBS AG:
Series GMTN, 2.35%, 3/26/2020	5,053,000	4,995,497
Series GMTN, 2.38%, 8/14/2019	10,950,500	10,882,169
Series GMTN, 4.88%, 8/4/2020	6,465,000	6,670,264
US Bancorp Series MTN, 2.35%, 1/29/2021	195,000	191,244
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	5,648,000	5,562,941
Series BKNT, 2.05%, 10/23/2020	3,966,000	3,872,759
Series BKNT, 2.13%, 10/28/2019	4,698,000	4,652,523
Series BKNT, 2.35%, 1/23/2020	11,836,000	11,724,268
Series BKNT, 3.15%, 4/26/2021	3,997,000	4,001,916
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (a) (d)	6,550,000	6,547,184
Wells Fargo & Co.:
2.50%, 3/4/2021	11,736,000	11,477,338
Series GMTN, 2.60%, 7/22/2020	17,631,000	17,404,441
Series MTN, 2.55%, 12/7/2020	10,006,000	9,833,697
Series MTN, 3.00%, 1/22/2021 (a)	225,000	223,313
Series MTN, 4.60%, 4/1/2021	7,215,000	7,448,044
Series N, 2.15%, 1/30/2020	13,045,000	12,852,065
Wells Fargo Bank NA:
Series BKNT, 2.15%, 12/6/2019	8,986,000	8,882,391
Series BKNT, 2.40%, 1/15/2020	5,407,000	5,354,985
Series BKNT, 2.60%, 1/15/2021	18,129,000	17,841,474
Westpac Banking Corp.:
1.60%, 8/19/2019	6,741,000	6,645,547
2.15%, 3/6/2020	6,170,000	6,075,044
2.30%, 5/26/2020	3,726,000	3,668,098
2.60%, 11/23/2020	6,712,000	6,604,675
2.65%, 1/25/2021	9,508,000	9,371,560
3.05%, 5/15/2020 (a)	3,550,000	3,545,953
4.88%, 11/19/2019	6,826,000	6,999,244

		1,546,779,248

BEVERAGES — 3.0%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	36,290,000	35,773,594
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 2/15/2021 (a)	3,086,000	3,183,148
6.88%, 11/15/2019	3,836,000	4,030,447
Coca-Cola Co.:
1.88%, 10/27/2020	5,388,000	5,262,675
2.45%, 11/1/2020	6,517,000	6,465,125
3.15%, 11/15/2020	5,120,000	5,150,464
Coca-Cola European Partners PLC 3.50%, 9/15/2020	2,682,000	2,682,966
Coca-Cola Femsa SAB de CV 4.63%, 2/15/2020	50,000	51,176
Constellation Brands, Inc.:
2.00%, 11/7/2019	5,415,000	5,331,717
2.25%, 11/6/2020	5,787,000	5,650,542
3.75%, 5/1/2021	2,250,000	2,271,068
3.88%, 11/15/2019	1,598,000	1,614,177
Diageo Capital PLC:
3.00%, 5/18/2020	4,195,000	4,196,678
4.83%, 7/15/2020	1,238,000	1,279,882
Dr Pepper Snapple Group, Inc. 2.60%, 1/15/2019	450,000	449,148
Maple Escrow Subsidiary, Inc. 3.55%, 5/25/2021 (b)	6,654,000	6,657,393
Molson Coors Brewing Co.:
1.45%, 7/15/2019	2,447,000	2,408,313
2.25%, 3/15/2020	2,654,000	2,611,350
PepsiCo, Inc.:
1.35%, 10/4/2019	2,623,000	2,579,983
1.85%, 4/30/2020	12,516,000	12,295,718
2.00%, 4/15/2021	5,000,000	4,869,400
2.15%, 10/14/2020	4,874,000	4,794,310
3.13%, 11/1/2020	4,703,000	4,726,421
4.50%, 1/15/2020	3,305,000	3,397,639

		127,733,334

BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
2.13%, 5/1/2020	7,402,000	7,277,572
2.20%, 5/11/2020	7,917,000	7,790,724
3.45%, 10/1/2020	539,000	543,441
4.10%, 6/15/2021	6,381,000	6,514,235
Baxalta, Inc. 2.88%, 6/23/2020	5,101,000	5,042,798
Biogen, Inc. 2.90%, 9/15/2020	8,563,000	8,517,445
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	1,757,000	1,812,855
Celgene Corp.:
2.25%, 8/15/2021	400,000	384,928
2.88%, 8/15/2020	4,673,000	4,635,149
2.88%, 2/19/2021	3,313,000	3,278,445
3.95%, 10/15/2020	199,000	201,663
Genzyme Corp. 5.00%, 6/15/2020	685,000	710,564
Gilead Sciences, Inc.:
1.85%, 9/20/2019	2,729,000	2,696,116
2.35%, 2/1/2020	4,937,000	4,895,233
2.55%, 9/1/2020	12,706,000	12,552,130

		66,853,298

BUILDING MATERIALS — 0.2%
CRH America, Inc. 5.75%, 1/15/2021	7,000	7,385
Johnson Controls International PLC:
4.25%, 3/1/2021	1,360,000	1,392,381
5.00%, 3/30/2020	7,355,000	7,579,843
Masco Corp. 7.13%, 3/15/2020	464,000	491,283

		9,470,892

CHEMICALS — 1.3%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	24,000	24,380
Airgas, Inc. 2.38%, 2/15/2020	50,000	49,426
Dow Chemical Co.:
4.13%, 11/15/2021	4,573,000	4,660,619
4.25%, 11/15/2020	1,985,000	2,028,610

See accompanying notes to financial statements.

45

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Eastman Chemical Co.:
2.70%, 1/15/2020	$5,783,000	$5,746,393
5.50%, 11/15/2019	250,000	258,214
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	9,204,000	9,073,671
3.63%, 1/15/2021	2,042,000	2,065,667
4.63%, 1/15/2020	3,077,000	3,158,848
FMC Corp. 5.20%, 12/15/2019	791,000	812,737
Methanex Corp. 3.25%, 12/15/2019	736,000	733,130
Monsanto Co. 2.13%, 7/15/2019	2,752,000	2,725,113
Nutrien, Ltd.:
4.88%, 3/30/2020	4,000	4,073
6.50%, 5/15/2019	2,265,000	2,332,124
PPG Industries, Inc.:
2.30%, 11/15/2019	2,262,000	2,242,592
3.60%, 11/15/2020	31,000	31,314
Praxair, Inc.:
4.05%, 3/15/2021	4,953,000	5,074,745
4.50%, 8/15/2019	2,973,000	3,030,974
RPM International, Inc. 6.13%, 10/15/2019	2,359,000	2,444,301
Sherwin-Williams Co. 2.25%, 5/15/2020	7,443,000	7,328,155

		53,825,086

COMMERCIAL SERVICES — 0.4%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	3,584,000	3,535,401
Block Financial LLC 4.13%, 10/1/2020	2,764,000	2,787,522
Ecolab, Inc. 2.25%, 1/12/2020	225,000	222,401
Equifax, Inc. 3.60%, 8/15/2021	1,895,000	1,892,195
Moody’s Corp.:
2.75%, 7/15/2019	2,714,000	2,707,134
3.25%, 6/7/2021	2,085,000	2,083,186
5.50%, 9/1/2020	1,053,000	1,101,743
S&P Global, Inc. 3.30%, 8/14/2020	111,000	111,183
Total System Services, Inc. 4.00%, 6/1/2023	4,000,000	4,015,160

		18,455,925

COMPUTERS — 2.7%
Apple, Inc.:
1.10%, 8/2/2019	3,630,000	3,575,369
1.50%, 9/12/2019	4,226,000	4,170,428
1.55%, 2/7/2020	1,954,000	1,918,242
1.80%, 11/13/2019	3,925,000	3,882,846
1.80%, 5/11/2020	5,126,000	5,038,038
1.90%, 2/7/2020	4,008,000	3,957,940
2.00%, 5/6/2020	8,588,000	8,468,369
2.00%, 11/13/2020	4,972,000	4,878,327
2.25%, 2/23/2021	10,999,000	10,800,908
2.85%, 5/6/2021	12,363,000	12,333,082
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	3,979,500	3,989,886
4.42%, 6/15/2021 (b)	2,410,000	2,445,321
5.45%, 6/15/2023 (b)	9,000,000	9,417,780
DXC Technology Co. 2.88%, 3/27/2020	1,879,000	1,864,870
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	12,962,000	13,029,291
HP, Inc. 3.75%, 12/1/2020	8,000	8,070
IBM Credit LLC:
1.63%, 9/6/2019	3,734,000	3,686,317
1.80%, 1/20/2021	2,406,000	2,333,531
2.65%, 2/5/2021	5,605,000	5,548,670
International Business Machines Corp.:
1.63%, 5/15/2020	5,038,000	4,922,680
1.90%, 1/27/2020	3,752,000	3,699,022
2.25%, 2/19/2021	41,000	40,159
8.38%, 11/1/2019	3,019,000	3,234,707
NetApp, Inc. 2.00%, 9/27/2019	1,231,000	1,214,086

		114,457,939

COSMETICS/PERSONAL CARE — 0.6%
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	2,972,000	2,922,457
Procter & Gamble Co.:
1.75%, 10/25/2019	1,263,000	1,248,122
1.85%, 2/2/2021	4,605,000	4,484,901
1.90%, 11/1/2019	3,822,000	3,782,939
1.90%, 10/23/2020	2,152,000	2,107,798
Unilever Capital Corp.:
1.80%, 5/5/2020	5,107,000	5,010,222
2.10%, 7/30/2020 (a)	500,000	490,870
2.75%, 3/22/2021 (a)	3,600,000	3,574,404
4.25%, 2/10/2021	2,205,000	2,270,687

		25,892,400

DIVERSIFIED FINANCIAL SERVICES — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	5,000,000	5,030,014
4.13%, 7/3/2023	2,500,000	2,488,950
4.25%, 7/1/2020	1,124,000	1,136,249
4.50%, 5/15/2021	3,160,000	3,213,225
4.63%, 10/30/2020	1,438,000	1,465,480
4.63%, 7/1/2022	2,812,000	2,863,544
Air Lease Corp.:
2.13%, 1/15/2020	2,957,000	2,903,094
2.50%, 3/1/2021	1,214,000	1,181,076
3.88%, 4/1/2021	5,034,000	5,075,128
4.75%, 3/1/2020	3,711,000	3,789,042
Aircastle, Ltd.:
5.13%, 3/15/2021	2,513,000	2,569,542
6.25%, 12/1/2019	2,570,000	2,658,151
7.63%, 4/15/2020	1,510,000	1,596,915
American Express Co.:
2.20%, 10/30/2020	12,902,000	12,604,222
3.38%, 5/17/2021	7,400,000	7,408,881
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	228,000	225,123
Series GMTN, 2.25%, 8/15/2019	4,594,000	4,564,874
Series MTN, 1.70%, 10/30/2019	3,039,000	2,992,534
Series MTN, 2.20%, 3/3/2020	8,043,000	7,936,430
Series MTN, 2.38%, 5/26/2020	11,848,000	11,683,431

See accompanying notes to financial statements.

46

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	$2,689,000	$2,785,992
7.30%, 6/28/2019	2,105,000	2,193,221
BlackRock, Inc. Series 2, 5.00%, 12/10/2019	3,520,000	3,629,366
Capital One Bank USA NA 8.80%, 7/15/2019	980,000	1,035,173
Charles Schwab Corp.:
3.25%, 5/21/2021	3,510,000	3,523,268
4.45%, 7/22/2020	1,808,000	1,857,901
GE Capital International Funding Co. 2.34%, 11/15/2020	33,166,000	32,414,459
HSBC Finance Corp. 6.68%, 1/15/2021	500,000	536,165
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	4,460,000	4,422,670
International Lease Finance Corp. 8.25%, 12/15/2020	2,257,000	2,486,898
Jefferies Group LLC:
5.13%, 1/20/2023	3,000,000	3,120,630
8.50%, 7/15/2019	1,462,000	1,541,650
Lazard Group LLC 4.25%, 11/14/2020	4,103,000	4,184,691
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	99,703
Nasdaq, Inc. 5.55%, 1/15/2020	2,299,000	2,383,212
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	4,488,000	4,424,495
2.30%, 11/15/2019	658,000	653,006
2.35%, 6/15/2020	110,000	108,446
Series MTN, 1.50%, 11/1/2019	1,269,000	1,248,061
Series MTN, 2.90%, 3/15/2021	4,973,000	4,936,797
Nomura Holdings, Inc.:
6.70%, 3/4/2020	4,174,000	4,397,267
Series GMTN, 2.75%, 3/19/2019	2,000,000	1,999,356
Synchrony Financial:
2.70%, 2/3/2020	172,000	170,185
3.00%, 8/15/2019	8,504,859	8,495,674
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	2,875,000	2,976,114
Visa, Inc. 2.20%, 12/14/2020	13,075,000	12,858,217

		191,868,522

ELECTRIC — 4.0%
Ameren Corp. 2.70%, 11/15/2020	3,099,000	3,059,116
American Electric Power Co., Inc. 2.15%, 11/13/2020	1,892,000	1,845,286
Appalachian Power Co. 4.60%, 3/30/2021	275,000	283,528
Arizona Public Service Co. 2.20%, 1/15/2020	136,000	134,289
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	2,457,000	2,406,975
2.40%, 2/1/2020	200,000	198,262
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	1,401,000	1,430,521
CMS Energy Corp. 6.25%, 2/1/2020	10,000	10,447
Consolidated Edison Co. of New York, Inc. 4.45%, 6/15/2020	1,755,000	1,799,279
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	3,180,000	3,120,470
Consumers Energy Co.:
5.65%, 4/15/2020	1,882,000	1,968,346
6.70%, 9/15/2019	223,000	232,500
Dominion Energy, Inc.:
2.50%, 12/1/2019	3,353,000	3,324,701
2.58%, 7/1/2020	3,971,000	3,914,294
2.96%, 7/1/2019 (e)	1,254,000	1,251,279
4.10%, 4/1/2021 (e)	2,185,000	2,215,918
4.45%, 3/15/2021	2,000	2,051
5.20%, 8/15/2019	1,581,000	1,617,822
Series B, 1.60%, 8/15/2019	6,504,000	6,402,603
DTE Electric Co. 3.45%, 10/1/2020	555,000	558,558
DTE Energy Co.:
1.50%, 10/1/2019	2,051,000	2,010,882
2.40%, 12/1/2019	3,019,000	2,985,670
Duke Energy Corp. 5.05%, 9/15/2019	2,471,000	2,527,783
Duke Energy Florida LLC:
1.85%, 1/15/2020	3,334,000	3,274,702
2.10%, 12/15/2019	934,500	928,958
3.10%, 8/15/2021	1,275,000	1,273,266
Duke Energy Indiana LLC 3.75%, 7/15/2020	2,907,000	2,944,239
Edison International 2.13%, 4/15/2020	2,418,000	2,370,511
Emera US Finance L.P.:
2.15%, 6/15/2019	3,712,000	3,672,541
2.70%, 6/15/2021	3,194,000	3,108,337
Entergy Corp.:
4.00%, 7/15/2022	1,914,000	1,938,997
5.13%, 9/15/2020	100,000	103,218
Eversource Energy:
2.50%, 3/15/2021	3,373,000	3,306,788
4.50%, 11/15/2019	2,877,000	2,929,793
Exelon Corp.:
2.85%, 6/15/2020	2,145,000	2,127,540
5.15%, 12/1/2020	2,984,000	3,084,710
Exelon Generation Co. LLC:
2.95%, 1/15/2020	6,217,000	6,193,811
4.00%, 10/1/2020	3,332,000	3,379,015
5.20%, 10/1/2019	5,269,000	5,401,832
Georgia Power Co.:
2.00%, 3/30/2020	2,082,000	2,046,086
4.25%, 12/1/2019	754,000	767,044
Series C, 2.00%, 9/8/2020	4,969,000	4,863,558
Kentucky Utilities Co. 3.25%, 11/1/2020	2,901,000	2,911,908
LG&E & KU Energy LLC 3.75%, 11/15/2020	614,000	619,477
Nevada Power Co. Series BB, 2.75%, 4/15/2020	2,625,000	2,616,757
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	3,871,000	3,837,013
2.70%, 9/15/2019	575,000	572,303

See accompanying notes to financial statements.

47

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Northern States Power Co. 2.20%, 8/15/2020	$631,000	$621,295
Pacific Gas & Electric Co.:
3.50%, 10/1/2020 (a)	7,648,000	7,564,866
4.25%, 5/15/2021	20,000	20,015
Pinnacle West Capital Corp. 2.25%, 11/30/2020	1,892,000	1,842,959
PNM Resources, Inc. 3.25%, 3/9/2021	3,563,000	3,534,923
Progress Energy, Inc.:
4.40%, 1/15/2021	225,000	229,972
4.88%, 12/1/2019	744,000	762,042
Public Service Co. of Colorado 3.20%, 11/15/2020	890,000	892,145
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	107,000	106,077
Series MTN, 1.90%, 3/15/2021	29,000	28,137
Series MTN, 2.00%, 8/15/2019	648,000	641,807
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	2,654,000	2,597,523
Sempra Energy:
1.63%, 10/7/2019	2,085,000	2,045,406
2.40%, 2/1/2020	2,084,000	2,056,866
2.40%, 3/15/2020	2,813,000	2,772,268
2.85%, 11/15/2020	3,263,000	3,220,940
Southern California Edison Co.:
3.88%, 6/1/2021	81,000	82,372
Series A, 2.90%, 3/1/2021	5,140,000	5,099,548
Southern Co.:
1.85%, 7/1/2019	3,408,000	3,375,692
2.15%, 9/1/2019	2,742,000	2,718,227
2.35%, 7/1/2021	900,000	875,403
2.75%, 6/15/2020	3,070,000	3,044,366
Southern Power Co.:
Series 15B, 2.38%, 6/1/2020	3,437,000	3,384,964
Series D, 1.95%, 12/15/2019	3,125,000	3,074,281
TECO Finance, Inc. 5.15%, 3/15/2020	1,583,000	1,628,923
UIL Holdings Corp. 4.63%, 10/1/2020	100,000	102,340
WEC Energy Group, Inc.:
2.45%, 6/15/2020	3,447,000	3,399,293
3.38%, 6/15/2021	2,340,000	2,349,103
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,024
Xcel Energy, Inc.:
2.40%, 3/15/2021	4,020,000	3,921,550
4.70%, 5/15/2020	3,148,000	3,215,273

		172,782,584

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	1,630,000	1,692,853
Emerson Electric Co.:
4.25%, 11/15/2020	4,000	4,097
4.88%, 10/15/2019	2,168,000	2,222,525
5.00%, 4/15/2019	150,000	152,332

		4,071,807

ELECTRONICS — 0.5%
Agilent Technologies, Inc. 5.00%, 7/15/2020	85,000	87,822
Amphenol Corp. 2.20%, 4/1/2020	2,010,000	1,979,388
Avnet, Inc. 5.88%, 6/15/2020	10,000	10,431
Corning, Inc. 6.63%, 5/15/2019	500,000	513,474
Flex, Ltd. 4.63%, 2/15/2020	3,866,000	3,918,133
Fortive Corp. 1.80%, 6/15/2019	2,528,000	2,500,242
Honeywell International, Inc.:
1.40%, 10/30/2019	5,610,000	5,513,508
1.80%, 10/30/2019	4,986,000	4,927,265
Jabil, Inc. 5.63%, 12/15/2020	1,422,000	1,481,795
Keysight Technologies, Inc. 3.30%, 10/30/2019	1,090,000	1,087,155

		22,019,213

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
5.00%, 3/1/2020	4,486,000	4,622,420
5.50%, 9/15/2019	2,291,000	2,358,447
Waste Management, Inc. 4.75%, 6/30/2020	3,884,000	4,013,415

		10,994,282

FOOD — 1.5%
Campbell Soup Co. 3.30%, 3/15/2021 (a)	5,660,000	5,636,058
General Mills, Inc.:
2.20%, 10/21/2019	3,571,000	3,532,040
3.20%, 4/16/2021	2,785,000	2,771,326
Hershey Co.:
2.90%, 5/15/2020	2,650,000	2,646,767
3.10%, 5/15/2021	1,805,000	1,808,917
Ingredion, Inc. 4.63%, 11/1/2020	175,000	180,233
JM Smucker Co.:
2.20%, 12/6/2019	2,802,000	2,772,047
2.50%, 3/15/2020	3,643,000	3,600,122
Kellogg Co.:
3.25%, 5/14/2021 (a)	4,615,000	4,617,862
4.00%, 12/15/2020	799,000	815,491
4.15%, 11/15/2019	1,164,000	1,180,261
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	8,946,000	8,877,384
3.38%, 6/15/2021	1,065,000	1,067,875
5.38%, 2/10/2020	5,123,000	5,298,258
Kroger Co.:
3.30%, 1/15/2021	3,782,000	3,776,970
6.15%, 1/15/2020	904,000	944,002
Series GMTN, 1.50%, 9/30/2019	3,978,000	3,902,219
Mondelez International, Inc. 3.00%, 5/7/2020	4,525,000	4,513,552
Sysco Corp. 2.60%, 10/1/2020	3,603,000	3,565,781
Tyson Foods, Inc.:
2.25%, 8/23/2021	771,000	743,298
2.65%, 8/15/2019	3,827,000	3,811,845

		66,062,308

See accompanying notes to financial statements.

48

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
GAS — 0.2%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	$1,039,000	$1,061,619
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	3,095,000	3,069,002
2.80%, 11/15/2020	4,936,000	4,876,916
Southern Co. Gas Capital Corp. 5.25%, 8/15/2019	4,000	4,091

		9,011,628

HAND & MACHINE TOOLS — 0.0% (c)
Kennametal, Inc. 2.65%, 11/1/2019	1,478,000	1,477,793

HEALTH CARE PRODUCTS — 1.9%
Abbott Laboratories: 2.00%, 3/15/2020	3,927,000	3,862,283
2.35%, 11/22/2019	1,927,000	1,915,689
2.80%, 9/15/2020	453,000	449,421
4.13%, 5/27/2020	3,764,000	3,834,124
Becton Dickinson and Co.: 2.40%, 6/5/2020	7,046,000	6,914,944
2.68%, 12/15/2019	7,384,000	7,331,721
3.25%, 11/12/2020	2,153,000	2,140,879
Boston Scientific Corp.: 2.85%, 5/15/2020	1,155,000	1,145,945
6.00%, 1/15/2020	2,350,000	2,445,433
Covidien International Finance SA 4.20%, 6/15/2020	4,309,000	4,404,401
Danaher Corp. 2.40%, 9/15/2020	4,329,000	4,275,277
Life Technologies Corp. 6.00%, 3/1/2020	5,644,000	5,879,919
Medtronic, Inc. 2.50%, 3/15/2020	11,088,000	11,007,391
Stryker Corp.: 2.63%, 3/15/2021	764,000	749,988
4.38%, 1/15/2020	2,808,000	2,862,138
Thermo Fisher Scientific, Inc.: 3.60%, 8/15/2021	6,865,000	6,904,886
4.50%, 3/1/2021 (a)	3,720,000	3,839,077
4.70%, 5/1/2020	1,840,000	1,891,262
Zimmer Biomet Holdings, Inc.: 2.70%, 4/1/2020	11,972,000	11,859,583
4.63%, 11/30/2019	1,000	1,020

		83,715,381

HEALTH CARE SERVICES — 1.4%
Anthem, Inc.: 2.25%, 8/15/2019	3,338,000	3,310,061
2.50%, 11/21/2020	5,143,000	5,054,952
4.35%, 8/15/2020	3,527,000	3,608,862
Cigna Corp.: 4.38%, 12/15/2020	250,000	254,903
5.13%, 6/15/2020	1,553,000	1,605,522
Coventry Health Care, Inc. 5.45%, 6/15/2021	4,275,000	4,497,300
Dignity Health 2.64%, 11/1/2019	1,907,000	1,892,354
Humana, Inc.: 2.50%, 12/15/2020	3,280,000	3,220,599
2.63%, 10/1/2019	3,602,000	3,581,901
Laboratory Corp. of America Holdings: 2.50%, 11/1/2018	1,611,000	1,609,227
2.63%, 2/1/2020	2,534,000	2,514,159
4.63%, 11/15/2020	277,000	284,590
Quest Diagnostics, Inc.: 2.50%, 3/30/2020	1,297,000	1,278,194
4.75%, 1/30/2020	2,508,000	2,567,665
UnitedHealth Group, Inc.: 1.95%, 10/15/2020	5,642,000	5,508,454
2.13%, 3/15/2021	3,268,000	3,185,679
2.30%, 12/15/2019	1,238,000	1,228,579
2.70%, 7/15/2020	7,383,000	7,339,736
3.15%, 6/15/2021	5,625,000	5,634,169
3.88%, 10/15/2020	325,000	330,245
4.70%, 2/15/2021	85,000	88,107

		58,595,258

HOME BUILDERS — 0.2%
DR Horton, Inc.: 2.55%, 12/1/2020	4,658,000	4,561,999
4.00%, 2/15/2020	4,059,000	4,111,965

		8,673,964

HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Church & Dwight Co., Inc. 2.45%, 12/15/2019	941,000	934,592
Kimberly-Clark Corp. 1.85%, 3/1/2020	247,000	242,920

		1,177,512

HOUSEWARES — 0.2%
Newell Brands, Inc.: 2.60%, 3/29/2019	161,000	160,434
2.88%, 12/1/2019	804,000	799,015
3.15%, 4/1/2021	4,622,000	4,580,356
4.70%, 8/15/2020	1,320,000	1,348,604

		6,888,409

INSURANCE — 1.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,102,000	1,160,759
Aflac, Inc. 2.40%, 3/16/2020	3,275,000	3,240,547
Alleghany Corp. 5.63%, 9/15/2020	1,565,000	1,636,614
Alterra Finance LLC 6.25%, 9/30/2020	539,000	565,659
American International Group, Inc.: 2.30%, 7/16/2019	6,010,000	5,970,394
3.30%, 3/1/2021	5,295,000	5,290,976
3.38%, 8/15/2020	4,108,000	4,113,423
6.40%, 12/15/2020	1,998,000	2,141,317
Aon PLC: 2.80%, 3/15/2021	407,000	400,052
5.00%, 9/30/2020	2,087,000	2,160,755
AXIS Specialty Finance LLC 5.88%, 6/1/2020	2,554,000	2,666,759
Berkshire Hathaway Finance Corp.: 1.30%, 8/15/2019	5,323,000	5,243,102
2.90%, 10/15/2020	285,000	285,593
4.25%, 1/15/2021	719,000	743,705

See accompanying notes to financial statements.

49

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Berkshire Hathaway, Inc.: 2.10%, 8/14/2019	$1,090,000	$1,083,558
2.20%, 3/15/2021	6,124,000	6,026,261
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	4,735,000	4,651,711
CNA Financial Corp. 5.88%, 8/15/2020	1,000,000	1,049,960
Hartford Financial Services Group, Inc. 5.50%, 3/30/2020	1,096,000	1,138,612
Lincoln National Corp. 6.25%, 2/15/2020	250,000	261,798
Manulife Financial Corp. 4.90%, 9/17/2020	230,000	237,183
Marsh & McLennan Cos., Inc.: 2.35%, 9/10/2019	137,000	135,904
2.35%, 3/6/2020	2,344,000	2,312,239
MetLife, Inc. 4.75%, 2/8/2021	1,542,000	1,597,157
PartnerRe Finance B LLC 5.50%, 6/1/2020	80,000	82,931
Protective Life Corp. 7.38%, 10/15/2019	2,442,000	2,571,060
Prudential Financial, Inc.: Series MTN, 2.35%, 8/15/2019	3,759,000	3,735,093
Series MTN, 4.50%, 11/15/2020	106,000	109,183
Series MTN, 5.38%, 6/21/2020	828,000	863,157
Reinsurance Group of America, Inc.: 5.00%, 6/1/2021	30,000	31,217
6.45%, 11/15/2019	1,119,000	1,165,931
Travelers Cos., Inc. 3.90%, 11/1/2020	263,000	267,418
Unum Group 3.00%, 5/15/2021	1,520,000	1,495,528
WR Berkley Corp. 7.38%, 9/15/2019	50,000	52,468

		64,488,024

INTERNET — 0.8%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,779,000	7,725,714
Alphabet, Inc. 3.63%, 5/19/2021	4,000	4,090
Amazon.com, Inc.: 1.90%, 8/21/2020	4,180,000	4,094,226
2.60%, 12/5/2019	5,166,000	5,167,085
Baidu, Inc.: 2.75%, 6/9/2019	3,047,000	3,034,203
3.00%, 6/30/2020	1,607,000	1,593,308
eBay, Inc.: 2.15%, 6/5/2020	3,984,000	3,915,037
2.20%, 8/1/2019	3,712,000	3,680,597
3.25%, 10/15/2020	7,000	7,001
Expedia Group, Inc. 5.95%, 8/15/2020	1,888,000	1,983,476
JD.com, Inc. 3.13%, 4/29/2021	1,565,000	1,526,705

		32,731,442

INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.88%, 1/15/2020	1,796,000	1,801,478
FS Investment Corp.: 4.00%, 7/15/2019	200,000	200,198
4.25%, 1/15/2020	1,297,000	1,300,294

		3,301,970

IRON/STEEL — 0.2%
ArcelorMittal: 5.25%, 8/5/2020	3,571,000	3,678,130
5.50%, 3/1/2021	3,500,000	3,640,000

		7,318,130

LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	4,457,000	4,534,685
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	1,239,000	1,216,488

		5,751,173

LODGING — 0.1%
Marriott International, Inc.: 2.88%, 3/1/2021	20,000	19,728
3.00%, 3/1/2019	2,347,000	2,347,281
3.38%, 10/15/2020	1,196,000	1,199,576

		3,566,585

MACHINERY, CONSTRUCTION & MINING — 0.6%
ABB Finance USA, Inc. 2.80%, 4/3/2020 (a)	1,915,000	1,912,127
Caterpillar Financial Services Corp.: Series GMTN, 1.85%, 9/4/2020	3,033,000	2,956,538
Series MTN, 2.00%, 11/29/2019	1,653,000	1,632,073
Series MTN, 2.00%, 3/5/2020	6,031,000	5,941,440
Series MTN, 2.10%, 1/10/2020	4,185,000	4,141,978
Series MTN, 2.25%, 12/1/2019	740,000	734,072
Series MTN, 2.90%, 3/15/2021	3,200,000	3,182,272
Series MTN, 2.95%, 5/15/2020 (a)	4,100,000	4,098,975
Caterpillar, Inc. 3.90%, 5/27/2021	96,000	98,194

		24,697,669

MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC: 3.38%, 7/15/2019	1,827,000	1,823,574
4.38%, 11/6/2020	2,622,000	2,653,136
4.88%, 4/1/2021	3,000,000	3,078,750
Deere & Co. 4.38%, 10/16/2019	635,000	647,891
John Deere Capital Corp.: 1.70%, 1/15/2020	3,227,000	3,169,463
2.55%, 1/8/2021	25,000	24,696
Series DMTN, 2.35%, 1/8/2021	3,095,000	3,042,014
Series MTN, 1.25%, 10/9/2019	3,069,000	3,010,904
Series MTN, 1.95%, 6/22/2020	1,983,000	1,940,802
Series MTN, 2.05%, 3/10/2020	350,000	344,915
Series MTN, 2.20%, 3/13/2020	1,131,000	1,117,439
Series MTN, 2.30%, 9/16/2019	2,312,000	2,299,515
Series MTN, 2.38%, 7/14/2020	3,094,000	3,056,129
Series MTN, 2.88%, 3/12/2021 (a)	5,500,000	5,465,295
Series MTN, 3.90%, 7/12/2021	700,000	714,910
Rockwell Automation, Inc. 2.05%, 3/1/2020	2,000	1,966

See accompanying notes to financial statements.

50

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Roper Technologies, Inc.: 3.00%, 12/15/2020	$4,126,000	$4,096,788
6.25%, 9/1/2019	3,350,000	3,469,428

		39,957,615

MEDIA — 2.1%
21st Century Fox America, Inc.: 3.00%, 9/15/2022	2,150,000	2,103,926
4.50%, 2/15/2021	861,000	885,082
5.65%, 8/15/2020	1,690,000	1,771,357
CBS Corp. 2.30%, 8/15/2019	2,378,000	2,359,475
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,562,000	5,554,769
4.46%, 7/23/2022	2,072,000	2,096,450
Comcast Corp.:
1.63%, 1/15/2022	3,460,000	3,244,027
5.15%, 3/1/2020	6,602,000	6,810,293
5.70%, 7/1/2019	3,833,000	3,941,129
Discovery Communications LLC: 2.20%, 9/20/2019	3,223,000	3,189,416
2.75%, 11/15/2019 (b)	3,072,000	3,051,018
2.80%, 6/15/2020 (b)	2,650,000	2,615,285
5.05%, 6/1/2020	1,541,000	1,589,958
5.63%, 8/15/2019	443,000	455,187
NBCUniversal Media LLC: 4.38%, 4/1/2021	3,935,000	4,043,527
5.15%, 4/30/2020	7,104,000	7,338,432
Thomson Reuters Corp. 4.70%, 10/15/2019	289,000	294,190
Time Warner Cable LLC: 4.13%, 2/15/2021	5,123,000	5,156,556
5.00%, 2/1/2020	68,000	69,421
8.75%, 2/14/2019	4,182,000	4,321,542
Viacom, Inc. 5.63%, 9/15/2019	3,495,000	3,585,870
Walt Disney Co.:
2.30%, 2/12/2021	275,000	268,018
Series GMTN, 2.15%, 9/17/2020	3,139,000	3,076,722
Series MTN, 0.88%, 7/12/2019	2,697,000	2,646,270
Series MTN, 1.80%, 6/5/2020	3,790,000	3,704,005
Series MTN, 1.95%, 3/4/2020	2,260,000	2,223,546
Warner Media LLC: 4.70%, 1/15/2021	4,149,000	4,272,142
4.75%, 3/29/2021	6,106,000	6,304,323
4.88%, 3/15/2020	5,185,000	5,319,550

		92,291,486

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.25%, 6/15/2020	2,682,000	2,648,341

MINING — 0.1%
Newmont Mining Corp. 5.13%, 10/1/2019	346,000	353,851
Southern Copper Corp. 5.38%, 4/16/2020 (a)	2,166,000	2,246,532

		2,600,383

MISCELLANEOUS MANUFACTURER — 0.8%
Dover Corp. 4.30%, 3/1/2021	6,000	6,156
General Electric Co.: 2.10%, 12/11/2019	656,000	647,931
5.30%, 2/11/2021	5,018,000	5,246,821
Series GMTN, 2.20%, 1/9/2020	4,605,000	4,548,819
Series GMTN, 4.63%, 1/7/2021	2,124,000	2,188,676
Series GMTN, 5.50%, 1/8/2020	3,819,000	3,957,325
Series GMTN, 6.00%, 8/7/2019	4,679,000	4,834,670
Series MTN, 4.38%, 9/16/2020	4,857,300	4,974,361
Series MTN, 5.55%, 5/4/2020	1,561,000	1,627,280
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/2021	2,722,000	2,695,216
Ingersoll-Rand Luxembourg Finance SA 2.63%, 5/1/2020	1,969,000	1,949,763
Textron, Inc. 7.25%, 10/1/2019 (a)	1,436,000	1,504,594

		34,181,612

OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.:
2.75%, 3/15/2019	2,057,000	2,051,268
2.75%, 9/1/2020	398,000	389,909
2.80%, 5/15/2020	2,014,000	1,984,596
4.50%, 5/15/2021	5,906,000	5,981,420
5.63%, 12/15/2019	226,000	232,549

		10,639,742

OIL & GAS — 4.0%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	4,019,000	4,141,660
Apache Corp. 3.63%, 2/1/2021	566,000	567,336
BP Capital Markets PLC:
1.77%, 9/19/2019	1,825,000	1,801,768
2.32%, 2/13/2020	13,773,000	13,637,749
2.52%, 1/15/2020	5,663,000	5,626,927
4.50%, 10/1/2020	6,716,000	6,921,711
4.74%, 3/11/2021 (a)	150,000	156,552
Cenovus Energy, Inc. 5.70%, 10/15/2019	5,821,000	5,973,801
Chevron Corp.:
1.96%, 3/3/2020	6,659,000	6,573,965
1.99%, 3/3/2020	5,243,000	5,177,148
2.10%, 5/16/2021	150,000	146,467
2.19%, 11/15/2019	6,216,000	6,172,239
2.42%, 11/17/2020	6,152,000	6,082,483
2.43%, 6/24/2020	3,769,000	3,737,604
EOG Resources, Inc.:
2.45%, 4/1/2020	2,122,000	2,097,597
4.10%, 2/1/2021	980,000	999,963
4.40%, 6/1/2020	2,364,000	2,416,008
5.63%, 6/1/2019	5,199,000	5,324,348
EQT Corp. 2.50%, 10/1/2020	3,725,000	3,645,620
Exxon Mobil Corp.:
1.91%, 3/6/2020 (a)	4,712,000	4,652,110
2.22%, 3/1/2021	10,978,000	10,693,780
Husky Energy, Inc. 7.25%, 12/15/2019	2,792,000	2,947,654
Marathon Oil Corp. 2.70%, 6/1/2020	2,166,000	2,137,755

See accompanying notes to financial statements.

51

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Marathon Petroleum Corp.:
3.40%, 12/15/2020	$1,100,000	$1,102,673
5.13%, 3/1/2021	4,339,000	4,521,108
Noble Energy, Inc. 4.15%, 12/15/2021	2,608,000	2,649,780
Occidental Petroleum Corp. Series 1, 4.10%, 2/1/2021	6,493,000	6,643,377
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	2,198,000	2,204,396
7.50%, 1/15/2020	3,570,000	3,796,624
Shell International Finance B.V.:
1.38%, 9/12/2019	3,785,500	3,724,667
1.88%, 5/10/2021	30,000	29,082
2.13%, 5/11/2020	11,520,000	11,367,706
2.25%, 11/10/2020	2,561,000	2,519,563
4.30%, 9/22/2019	6,732,000	6,854,859
4.38%, 3/25/2020	10,762,000	11,038,475
Total Capital International SA 2.10%, 6/19/2019	3,845,000	3,827,198
Total Capital SA 4.45%, 6/24/2020	7,638,000	7,856,599
Valero Energy Corp. 6.13%, 2/1/2020	3,774,000	3,940,848

		173,709,200

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc. 6.80%, 8/1/2019	2,563,000	2,658,856
Packaging Corp. of America 2.45%, 12/15/2020	2,213,000	2,171,572
WestRock RKT Co.:
3.50%, 3/1/2020	986,000	988,002
4.45%, 3/1/2019	3,647,000	3,683,553

		9,501,983

PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.30%, 5/14/2021	9,036,000	8,774,589
2.50%, 5/14/2020	14,312,000	14,033,060
Allergan Funding SCS 3.00%, 3/12/2020	21,644,000	21,537,729
Allergan, Inc. 3.38%, 9/15/2020	1,170,000	1,169,661
AstraZeneca PLC:
1.95%, 9/18/2019	3,938,000	3,894,761
2.38%, 11/16/2020	7,352,000	7,212,532
Cardinal Health, Inc.:
1.95%, 6/14/2019 (a)	5,176,000	5,127,656
2.40%, 11/15/2019	2,624,000	2,596,947
4.63%, 12/15/2020	49,000	50,378
CVS Health Corp.:
2.13%, 6/1/2021	1,596,000	1,534,506
2.25%, 8/12/2019	3,162,000	3,137,684
2.80%, 7/20/2020	10,078,000	9,989,717
3.13%, 3/9/2020	11,702,000	11,692,521
3.35%, 3/9/2021	12,191,000	12,179,418
3.50%, 7/20/2022	5,000,000	4,956,100
Express Scripts Holding Co.:
2.60%, 11/30/2020	3,824,000	3,745,034
3.30%, 2/25/2021	2,000,000	1,988,840
GlaxoSmithKline Capital PLC 3.13%, 5/14/2021	7,757,000	7,763,826
Johnson & Johnson:
1.65%, 3/1/2021	4,391,000	4,264,627
1.88%, 12/5/2019	2,124,000	2,101,974
1.95%, 11/10/2020	3,803,000	3,739,756
2.95%, 9/1/2020	60,000	60,431
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	2,962,000	2,947,516
4.90%, 11/1/2019	2,480,000	2,541,157
Medco Health Solutions, Inc. 4.13%, 9/15/2020	4,105,000	4,162,839
Merck & Co., Inc.:
1.85%, 2/10/2020	6,375,000	6,277,972
3.88%, 1/15/2021	39,000	39,792
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	4,390,000	4,487,151
Mylan NV:
2.50%, 6/7/2019	2,390,000	2,378,982
3.15%, 6/15/2021	8,250,000	8,160,570
3.75%, 12/15/2020	104,000	104,639
Novartis Capital Corp.:
1.80%, 2/14/2020	3,964,000	3,902,003
4.40%, 4/24/2020	4,906,000	5,039,149
Pfizer, Inc.:
1.45%, 6/3/2019 (a)	2,141,000	2,119,269
1.70%, 12/15/2019	5,098,000	5,025,507
1.95%, 6/3/2021	5,000,000	4,865,600
Sanofi 4.00%, 3/29/2021	10,153,000	10,400,428
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	11,970,000	11,783,986
2.40%, 9/23/2021	2,015,000	1,929,069
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,992,000	1,944,647
Zoetis, Inc. 3.45%, 11/13/2020	20,000	20,059

		209,682,082

PIPELINES — 2.6%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.50%, 10/15/2019	1,436,000	1,468,310
Boardwalk Pipelines L.P. 5.75%, 9/15/2019	1,522,000	1,563,140
Buckeye Partners L.P. 4.88%, 2/1/2021	1,405,000	1,430,641
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	3,245,000	3,229,327
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	2,281,000	2,321,488
5.20%, 3/15/2020	1,768,000	1,817,345
Energy Transfer Partners L.P.:
4.15%, 10/1/2020	10,625,000	10,755,049
4.65%, 6/1/2021	3,668,000	3,761,827
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.75%, 9/1/2020	239,000	248,445
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,104,000	3,073,747

See accompanying notes to financial statements.

52

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
2.55%, 10/15/2019	$3,671,000	$3,646,661
2.80%, 2/15/2021	2,933,000	2,898,537
5.20%, 9/1/2020	5,966,000	6,210,546
5.25%, 1/31/2020	4,062,000	4,194,015
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	3,716,000	3,708,650
3.50%, 3/1/2021	5,016,000	5,005,767
5.30%, 9/15/2020	3,904,000	4,057,661
5.80%, 3/1/2021	3,423,000	3,609,280
6.50%, 4/1/2020	281,000	295,379
6.85%, 2/15/2020	3,921,000	4,129,205
Kinder Morgan, Inc.:
3.05%, 12/1/2019	4,364,000	4,355,621
6.50%, 9/15/2020	150,000	159,285
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	48,000	48,960
6.55%, 7/15/2019	3,314,000	3,431,382
ONEOK Partners L.P. 8.63%, 3/1/2019	2,015,000	2,074,066
Phillips 66 Partners L.P. 2.65%, 2/15/2020	502,000	496,378
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,658,000	3,619,115
3.65%, 6/1/2022	2,322,000	2,283,664
5.75%, 1/15/2020	38,000	39,235
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	2,593,000	2,712,446
6.25%, 3/15/2022	3,701,000	3,985,015
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	7,243,000	7,159,126
3.80%, 10/1/2020	3,984,000	4,033,999
9.88%, 1/1/2021	200,000	230,448
Western Gas Partners L.P. 5.38%, 6/1/2021	3,000,000	3,111,210
Williams Partners L.P.:
3.60%, 3/15/2022	936,000	931,619
4.13%, 11/15/2020	350,000	354,578
5.25%, 3/15/2020	5,689,000	5,863,026

		112,314,193

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/2020	2,511,000	2,491,414
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	4,373,000	4,359,837
American Tower Corp.:
2.80%, 6/1/2020	4,620,000	4,578,189
3.30%, 2/15/2021	2,870,000	2,865,982
5.05%, 9/1/2020	619,000	640,615
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	21,000	21,184
Series GMTN, 3.95%, 1/15/2021	275,000	278,723
Boston Properties L.P.:
4.13%, 5/15/2021	2,529,000	2,574,471
5.63%, 11/15/2020	107,000	112,054
5.88%, 10/15/2019	5,612,000	5,780,192
Crown Castle International Corp. 3.40%, 2/15/2021	3,274,000	3,268,205
Digital Realty Trust L.P.:
3.40%, 10/1/2020	2,973,000	2,975,586
5.88%, 2/1/2020	2,002,000	2,067,506
ERP Operating L.P.:
2.38%, 7/1/2019	3,046,000	3,026,292
4.75%, 7/15/2020	3,034,000	3,116,100
Government Properties Income Trust 3.75%, 8/15/2019	1,141,000	1,138,764
HCP, Inc.:
2.63%, 2/1/2020	5,890,000	5,817,907
5.38%, 2/1/2021	10,000	10,546
Highwoods Realty L.P. 3.20%, 6/15/2021	90,000	88,655
Hospitality Properties Trust 4.25%, 2/15/2021	310,000	313,658
Kimco Realty Corp. 6.88%, 10/1/2019	2,149,000	2,243,384
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,555,000	1,588,044
Select Income REIT 3.60%, 2/1/2020	1,856,000	1,845,439
Simon Property Group L.P.:
2.50%, 9/1/2020	3,570,000	3,516,807
4.38%, 3/1/2021	3,500,000	3,602,200
UDR, Inc. 3.70%, 10/1/2020	100,000	100,674
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	3,549,000	3,511,913
VEREIT Operating Partnership L.P. 4.13%, 6/1/2021	100,000	101,530
Welltower, Inc. 6.13%, 4/15/2020	3,213,000	3,363,786
Weyerhaeuser Co. 7.38%, 10/1/2019	279,000	293,173

		65,692,830

RETAIL — 2.1%
AutoNation, Inc. 5.50%, 2/1/2020	3,000,000	3,093,180
AutoZone, Inc. 1.63%, 4/21/2019	893,000	886,317
Best Buy Co., Inc. 5.50%, 3/15/2021 (a)	3,087,000	3,231,317
Costco Wholesale Corp.:
1.70%, 12/15/2019	3,821,000	3,765,443
1.75%, 2/15/2020	1,294,000	1,272,520
2.15%, 5/18/2021	3,284,000	3,212,836
Family Dollar Stores, Inc. 5.00%, 2/1/2021	542,000	560,287
Home Depot, Inc.:
1.80%, 6/5/2020	5,499,000	5,398,808
2.00%, 6/15/2019 (a)	3,232,000	3,212,802
2.00%, 4/1/2021	7,300,000	7,117,938
Lowe’s Cos., Inc. 4.63%, 4/15/2020	459,000	469,304
Macy’s Retail Holdings, Inc. 3.45%, 1/15/2021	2,008,000	1,994,747
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	5,011,000	4,940,495
Series MTN, 2.75%, 12/9/2020	4,194,000	4,165,900
Series MTN, 3.50%, 7/15/2020	325,000	328,503
Nordstrom, Inc. 4.75%, 5/1/2020	100,000	102,546

See accompanying notes to financial statements.

53

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
O’Reilly Automotive, Inc. 4.88%, 1/14/2021	$1,625,000	$1,679,584
Starbucks Corp.:
2.10%, 2/4/2021	4,395,000	4,270,050
2.20%, 11/22/2020	1,278,000	1,249,130
Target Corp. 3.88%, 7/15/2020	4,671,000	4,767,643
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	5,906,000	5,876,706
Walmart, Inc.:
1.75%, 10/9/2019	9,019,000	8,921,144
1.90%, 12/15/2020	4,428,000	4,337,669
2.85%, 6/23/2020	5,800,000	5,818,560
3.13%, 6/23/2021 (a)	10,000,000	10,053,300
3.25%, 10/25/2020	1,183,000	1,197,918

		91,924,647

SEMICONDUCTORS — 1.4%
Analog Devices, Inc.:
2.85%, 3/12/2020	3,185,000	3,171,719
2.95%, 1/12/2021	3,220,000	3,195,657
Applied Materials, Inc.:
2.63%, 10/1/2020	3,325,000	3,294,310
4.30%, 6/15/2021	250,000	258,248
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	3,403,000	3,295,635
2.38%, 1/15/2020	14,872,000	14,676,284
Intel Corp.:
1.85%, 5/11/2020	4,338,000	4,265,425
2.45%, 7/29/2020	5,814,000	5,775,279
Lam Research Corp. 2.75%, 3/15/2020	2,430,000	2,415,323
QUALCOMM, Inc.:
1.85%, 5/20/2019	2,982,000	2,980,609
2.10%, 5/20/2020	5,750,500	5,694,835
2.25%, 5/20/2020	6,802,000	6,694,188
Texas Instruments, Inc.:
1.65%, 8/3/2019	4,919,000	4,864,547
1.75%, 5/1/2020	375,000	367,871
2.75%, 3/12/2021	500,000	498,295

		61,448,225

SOFTWARE — 2.0%
Adobe Systems, Inc. 4.75%, 2/1/2020	3,876,000	3,987,629
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	2,817,000	2,858,804
CA, Inc.:
3.60%, 8/1/2020	2,261,000	2,269,501
5.38%, 12/1/2019	2,569,000	2,643,527
Electronic Arts, Inc. 3.70%, 3/1/2021	4,015,000	4,052,018
Fidelity National Information Services, Inc. 3.63%, 10/15/2020	4,814,000	4,847,698
Fiserv, Inc.:
2.70%, 6/1/2020	5,802,000	5,744,792
4.63%, 10/1/2020	233,000	239,559
Microsoft Corp.:
1.10%, 8/8/2019	12,123,000	11,929,638
1.85%, 2/6/2020	8,365,000	8,257,928
1.85%, 2/12/2020	1,425,000	1,406,518
2.00%, 11/3/2020	13,187,000	12,963,612
3.00%, 10/1/2020	2,515,000	2,530,970
Oracle Corp.:
2.25%, 10/8/2019	6,517,000	6,478,811
3.88%, 7/15/2020	4,530,000	4,615,753
5.00%, 7/8/2019	7,574,000	7,746,309
VMware, Inc. 2.30%, 8/21/2020	5,149,500	5,035,439

		87,608,506

TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV:
5.00%, 10/16/2019	2,313,000	2,368,697
5.00%, 3/30/2020	9,373,000	9,632,163
AT&T, Inc.:
2.45%, 6/30/2020	9,992,000	9,835,625
2.80%, 2/17/2021	7,484,000	7,361,636
4.45%, 5/15/2021 (a)	404,000	413,749
4.60%, 2/15/2021	3,496,000	3,585,672
5.00%, 3/1/2021	4,377,000	4,540,787
5.20%, 3/15/2020	8,115,000	8,380,766
5.88%, 10/1/2019	4,097,000	4,236,872
Cisco Systems, Inc.:
1.40%, 9/20/2019	4,245,000	4,180,731
2.20%, 2/28/2021	10,578,000	10,371,835
2.45%, 6/15/2020	9,096,000	9,039,696
4.45%, 1/15/2020	10,282,000	10,543,780
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	3,680,000	3,789,959
Juniper Networks, Inc. 3.30%, 6/15/2020	4,107,000	4,100,223
Orange SA:
1.63%, 11/3/2019	6,014,000	5,906,229
5.38%, 7/8/2019	3,957,000	4,054,461
Telefonica Emisiones SAU:
5.13%, 4/27/2020	3,206,000	3,309,842
5.46%, 2/16/2021	11,944,000	12,525,314
5.88%, 7/15/2019	3,979,000	4,095,783
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019 (a)	3,100,000	3,195,604
Verizon Communications, Inc.:
2.63%, 2/21/2020	5,229,000	5,204,371
3.45%, 3/15/2021	2,865,000	2,874,999
4.60%, 4/1/2021	4,305,000	4,456,536
Vodafone Group PLC 4.38%, 3/16/2021	2,500,000	2,570,475

		140,575,805

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	3,000,000	2,971,080

TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	3,755,000	3,837,385
Canadian National Railway Co. 2.40%, 2/3/2020	2,990,000	2,966,678
CSX Corp. 3.70%, 10/30/2020	1,009,000	1,019,917
FedEx Corp. 2.30%, 2/1/2020	4,156,000	4,111,697
Norfolk Southern Railway Co. 9.75%, 6/15/2020	627,000	704,083

See accompanying notes to financial statements.

54

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	$3,939,000	$3,913,869
Series MTN, 2.50%, 5/11/2020	1,743,000	1,719,888
Series MTN, 2.65%, 3/2/2020	1,571,000	1,556,547
Union Pacific Corp.:
1.80%, 2/1/2020	2,452,000	2,407,182
2.25%, 6/19/2020	1,080,000	1,064,934
3.20%, 6/8/2021 (a)	7,230,000	7,246,051
4.00%, 2/1/2021	25,000	25,468
United Parcel Service of America, Inc. 8.38%, 4/1/2020	270,000	294,592
United Parcel Service, Inc.:
2.05%, 4/1/2021	6,023,000	5,879,050
3.13%, 1/15/2021	2,238,000	2,248,384

		38,995,725

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 7/30/2019	50,000	49,675
2.60%, 3/30/2020	3,620,000	3,575,872

		3,625,547

TOTAL CORPORATE BONDS & NOTES (Cost $4,305,302,590)		4,257,778,002

	Shares
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g)	31,104,153	31,104,153
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	18,374,285	18,374,285

TOTAL SHORT-TERM INVESTMENTS (Cost $49,478,438)		49,478,438

TOTAL INVESTMENTS — 100.3% (Cost $4,354,781,028)		4,307,256,440
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(11,842,404)

NET ASSETS — 100.0%		$4,295,414,036

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Amount is less than 0.05% of net assets.
(d)

Variable Rate Security — Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2018.
(h)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$6,434,781	$—	$6,434,781
Aerospace & Defense	—	70,279,461	—	70,279,461
Agriculture	—	54,424,904	—	54,424,904
Airlines	—	15,592,369	—	15,592,369

See accompanying notes to financial statements.

55

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Apparel	$—	$1,891,743	$—	$1,891,743
Auto Manufacturers	—	182,743,720	—	182,743,720
Auto Parts & Equipment	—	3,380,246	—	3,380,246
Banks	—	1,546,779,248	—	1,546,779,248
Beverages	—	127,733,334	—	127,733,334
Biotechnology	—	66,853,298	—	66,853,298
Building Materials	—	9,470,892	—	9,470,892
Chemicals	—	53,825,086	—	53,825,086
Commercial Services	—	18,455,925	—	18,455,925
Computers	—	114,457,939	—	114,457,939
Cosmetics/Personal Care	—	25,892,400	—	25,892,400
Diversified Financial Services	—	191,868,522	—	191,868,522
Electric	—	172,782,584	—	172,782,584
Electrical Components & Equipment	—	4,071,807	—	4,071,807
Electronics	—	22,019,213	—	22,019,213
Environmental Control	—	10,994,282	—	10,994,282
Food	—	66,062,308	—	66,062,308
Gas	—	9,011,628	—	9,011,628
Hand & Machine Tools	—	1,477,793	—	1,477,793
Health Care Products	—	83,715,381	—	83,715,381
Health Care Services	—	58,595,258	—	58,595,258
Home Builders	—	8,673,964	—	8,673,964
Household Products & Wares	—	1,177,512	—	1,177,512
Housewares	—	6,888,409	—	6,888,409
Insurance	—	64,488,024	—	64,488,024
Internet	—	32,731,442	—	32,731,442
Investment Company Security	—	3,301,970	—	3,301,970
Iron/Steel	—	7,318,130	—	7,318,130
Leisure Time	—	5,751,173	—	5,751,173
Lodging	—	3,566,585	—	3,566,585
Machinery, Construction & Mining	—	24,697,669	—	24,697,669
Machinery-Diversified	—	39,957,615	—	39,957,615
Media	—	92,291,486	—	92,291,486
Metal Fabricate & Hardware	—	2,648,341	—	2,648,341
Mining	—	2,600,383	—	2,600,383
Miscellaneous Manufacturer	—	34,181,612	—	34,181,612
Office & Business Equipment	—	10,639,742	—	10,639,742
Oil & Gas	—	173,709,200	—	173,709,200
Packaging & Containers	—	9,501,983	—	9,501,983
Pharmaceuticals	—	209,682,082	—	209,682,082
Pipelines	—	112,314,193	—	112,314,193
Real Estate Investment Trusts	—	65,692,830	—	65,692,830
Retail	—	91,924,647	—	91,924,647
Semiconductors	—	61,448,225	—	61,448,225
Software	—	87,608,506	—	87,608,506
Telecommunications	—	140,575,805	—	140,575,805
Toys/Games/Hobbies	—	2,971,080	—	2,971,080
Transportation	—	38,995,725	—	38,995,725
Trucking & Leasing	—	3,625,547	—	3,625,547
Short-Term Investments	49,478,438	—	—	49,478,438

TOTAL INVESTMENTS	$49,478,438	$4,257,778,002	$—	$4,307,256,440

See accompanying notes to financial statements.

56

SPDR Portfolio Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,483,873	$93,483,873	$942,835,938	$1,005,215,658	$—	$—	31,104,153	$31,104,153	$170,157	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,693,263	15,693,263	128,242,021	125,560,999	—	—	18,374,285	18,374,285	70,444	—

TOTAL		$109,177,136	$1,071,077,959	$1,130,776,657	$—	$—		$49,478,438	$240,601	$—

See accompanying notes to financial statements.

57

SPDR Portfolio Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds:
7.88%, 2/15/2021	$493,500	$559,106
8.13%, 8/15/2019	911,600	968,611
8.13%, 5/15/2021	667,200	768,207
8.50%, 2/15/2020	995,500	1,090,232
8.75%, 5/15/2020	315,300	351,329
8.75%, 8/15/2020	834,400	940,185
Treasury Notes:
0.75%, 7/15/2019	792,800	779,671
0.75%, 8/15/2019	4,231,200	4,154,319
0.88%, 7/31/2019	2,814,800	2,769,482
0.88%, 9/15/2019	6,382,900	6,265,965
1.00%, 8/31/2019	2,670,800	2,627,613
1.00%, 9/30/2019	3,237,900	3,181,496
1.00%, 10/15/2019	4,103,800	4,029,275
1.00%, 11/15/2019	4,397,200	4,311,191
1.00%, 11/30/2019	3,593,500	3,520,696
1.13%, 12/31/2019	5,927,000	5,809,883
1.13%, 3/31/2020	2,935,800	2,866,398
1.13%, 4/30/2020	4,006,400	3,907,081
1.13%, 2/28/2021	5,921,200	5,697,497
1.13%, 6/30/2021	6,000,000	5,741,520
1.25%, 8/31/2019	4,460,400	4,401,121
1.25%, 10/31/2019	2,794,500	2,750,962
1.25%, 1/31/2020	6,294,000	6,174,036
1.25%, 2/29/2020	3,268,200	3,201,365
1.25%, 3/31/2021	5,967,400	5,753,946
1.38%, 7/31/2019	4,562,100	4,512,738
1.38%, 9/30/2019	4,634,400	4,574,431
1.38%, 12/15/2019	4,588,500	4,516,874
1.38%, 1/15/2020	5,963,900	5,863,766
1.38%, 1/31/2020	3,942,000	3,874,474
1.38%, 2/15/2020	6,315,500	6,203,274
1.38%, 2/29/2020	6,161,400	6,048,338
1.38%, 3/31/2020	6,280,600	6,158,945
1.38%, 4/30/2020	6,226,900	6,099,809
1.38%, 5/31/2020	4,034,300	3,947,078
1.38%, 8/31/2020	6,105,200	5,954,524
1.38%, 9/15/2020	6,278,100	6,119,892
1.38%, 9/30/2020	6,040,400	5,884,256
1.38%, 10/31/2020	6,207,300	6,038,834
1.38%, 1/31/2021	6,179,700	5,991,405
1.38%, 4/30/2021	5,801,700	5,607,343
1.38%, 5/31/2021	5,976,400	5,768,361
1.50%, 10/31/2019	12,451,000	12,297,230
1.50%, 11/30/2019	6,222,300	6,138,672
1.50%, 4/15/2020	6,074,600	5,966,897
1.50%, 5/15/2020	4,075,700	3,999,770
1.50%, 5/31/2020	6,295,600	6,174,410
1.50%, 6/15/2020	4,097,500	4,017,312
1.50%, 7/15/2020	4,141,100	4,055,711
1.63%, 7/31/2019	6,192,900	6,142,614
1.63%, 8/31/2019	6,236,000	6,179,689
1.63%, 12/31/2019	6,024,200	5,949,500
1.63%, 3/15/2020	6,112,400	6,022,364
1.63%, 6/30/2020	6,268,800	6,158,406
1.63%, 7/31/2020	6,120,600	6,005,900
1.63%, 10/15/2020	6,152,200	6,023,373
1.63%, 11/30/2020	6,238,900	6,099,273
1.75%, 9/30/2019	6,008,800	5,958,687
1.75%, 11/30/2019	4,308,800	4,265,884
1.75%, 10/31/2020	4,771,900	4,682,761
1.75%, 11/15/2020	6,371,700	6,250,638
1.75%, 12/31/2020	5,938,800	5,818,658
1.88%, 12/31/2019	6,386,100	6,329,519
1.88%, 6/30/2020	2,639,300	2,605,438
1.88%, 12/15/2020	4,330,900	4,258,314
2.00%, 1/31/2020	4,391,300	4,358,190
2.00%, 7/31/2020	4,077,500	4,031,791
2.00%, 9/30/2020	3,461,000	3,418,049
2.00%, 11/30/2020	4,400,600	4,340,488
2.00%, 1/15/2021	6,246,100	6,154,595
2.00%, 2/28/2021	4,385,000	4,316,989
2.00%, 5/31/2021	4,678,000	4,597,305
2.13%, 8/31/2020	4,716,000	4,673,226
2.13%, 1/31/2021	4,640,000	4,584,923
2.13%, 6/30/2021	4,250,000	4,188,885
2.25%, 2/29/2020	4,759,200	4,739,878
2.25%, 3/31/2020	5,163,600	5,140,416
2.25%, 2/15/2021	6,697,900	6,639,226
2.25%, 3/31/2021	4,212,200	4,172,100
2.25%, 4/30/2021	4,518,900	4,473,937
2.38%, 4/30/2020	5,735,000	5,720,204
2.38%, 12/31/2020	4,044,200	4,023,655
2.38%, 3/15/2021	5,138,700	5,108,073
2.38%, 4/15/2021	6,450,600	6,409,767
2.50%, 5/31/2020	6,813,800	6,810,598
2.50%, 6/30/2020 (a)	4,000,000	3,997,800
2.63%, 8/15/2020	6,132,700	6,141,224
2.63%, 11/15/2020	11,310,400	11,321,371
2.63%, 5/15/2021	6,174,200	6,175,373
2.63%, 6/15/2021	6,000,000	6,001,140
3.13%, 5/15/2021	6,428,000	6,517,413
3.38%, 11/15/2019	6,437,000	6,514,695
3.50%, 5/15/2020	5,995,100	6,099,894
3.63%, 8/15/2019	4,709,000	4,772,053
3.63%, 2/15/2020	9,022,300	9,182,086
3.63%, 2/15/2021	8,159,700	8,368,262
U.S. Treasury Notes 1.50%, 8/15/2020	4,141,100	4,051,487

TOTAL U.S. TREASURY OBLIGATIONS (Cost $486,656,279)		484,231,642

	Shares
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $9,401,794)	9,401,794	9,401,794

TOTAL INVESTMENTS — 101.3% (Cost $496,058,073)		493,633,436
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(6,118,991)

NET ASSETS — 100.0%		$487,514,445

See accompanying notes to financial statements.

58

SPDR Portfolio Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(a)	When-issued security.
(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$484,231,642	$—	$484,231,642
Short-Term Investment	9,401,794	—	—	9,401,794

TOTAL INVESTMENTS	$9,401,794	$484,231,642	$—	$493,633,436

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,369,761	$1,369,761	$47,172,601	$39,140,568	$—	$—	9,401,794	$9,401,794	$9,418	$—
State Street Navigator Securities Lending Government Money Market Portfolio	688,500	688,500	57,524,239	58,212,739	—	—	—	—	5,387	—

TOTAL		$2,058,261	$104,696,840	$97,353,307	$—	$—		$9,401,794	$14,805	$—

See accompanying notes to financial statements.

59

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,968,620,394	$3,266,813,308	$326,720,970
Investments in affiliated issuers, at value	280,514,699	33,581,912	687,952

Total Investments	3,249,135,093	3,300,395,220	327,408,922
Cash	185	122	115
Receivable for investments sold	31,287,373	1,298,081	394,395
Receivable for fund shares sold	—	—	7,845,675
Dividends receivable — affiliated issuers	364,655	4,304	379
Interest receivable — unaffiliated issuers	18,574,050	30,018,475	4,082,145
Securities lending income receivable — unaffiliated issuers	1,579	12,379	562
Securities lending income receivable — affiliated issuers	6,469	7,137	302
Receivable for foreign taxes recoverable	2,886	7,800	—
Other Receivable	—	—	—

TOTAL ASSETS	3,299,372,290	3,331,743,518	339,732,495

LIABILITIES
Payable upon return of securities loaned	23,059,826	18,583,198	581,483
Payable for investments purchased	282,197,703	6,645,974	8,302,725
Payable for fund shares repurchased	—	—	—
Advisory fee payable	95,479	180,445	18,815
Trustees’ fees and expenses payable	7,602	8,187	901
Accrued expenses and other liabilities	1,737	—	2,670

TOTAL LIABILITIES	305,362,347	25,417,804	8,906,594

NET ASSETS	$2,994,009,943	$3,306,325,714	$330,825,901

NET ASSETS CONSIST OF:
Paid-in Capital	$3,055,866,971	$3,392,695,885	$352,952,682
Undistributed (distribution in excess of) net investment income (loss)	2,755,730	5,403,481	848,161
Accumulated net realized gain (loss) on investments	(14,619,265)	(12,059,276)	(5,216,350)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(49,993,493)	(79,714,376)	(17,758,592)

NET ASSETS	$2,994,009,943	$3,306,325,714	$330,825,901

NET ASSET VALUE PER SHARE
Net asset value per share	$27.88	$33.26	$26.15

Shares outstanding (unlimited amount authorized, $0.01 par value)	107,400,264	99,400,072	12,649,986

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,018,613,887	$3,346,527,684	$344,479,562
Investments in affiliated issuers	280,514,699	33,581,912	687,952

Total cost of investments	$3,299,128,586	$3,380,109,596	$345,167,514

* Includes investments in securities on loan, at value	$34,553,137	$133,458,401	$6,319,052

See accompanying notes to financial statements.

60

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

$968,257,825	$4,257,778,002	$484,231,642
27,197,812	49,478,438	9,401,794

995,455,637	4,307,256,440	493,633,436
—	21,607	—
8,751,866	106,638,206	5,436,368
—	—	—
1,045	15,431	1,957
7,851,227	35,705,182	2,395,254
207	3,425	—
1,903	4,676	—
—	71,918	—
—	3,286	—

1,012,061,885	4,449,720,171	501,467,015

26,838,448	18,374,285	—
7,387,304	129,642,386	13,930,718
—	6,034,922	—
44,707	242,314	21,267
2,098	12,228	585
—	—	—

34,272,557	154,306,135	13,952,570

$977,789,328	$4,295,414,036	$487,514,445

$1,029,337,601	$4,356,280,364	$492,854,947
1,042,705	6,960,356	658,763
(13,361,592)	(20,302,096)	(3,574,628)

(39,229,386)	(47,524,588)	(2,424,637)

$977,789,328	$4,295,414,036	$487,514,445

$35.05	$30.16	$29.55

27,900,000	142,400,000	16,500,000

$1,007,487,211	$4,305,302,590	$486,656,279
27,197,812	49,478,438	9,401,794

$1,034,685,023	$4,354,781,028	$496,058,073

$26,286,776	$49,754,956	$—

61

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2018

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$46,420,711	$80,766,945	$12,079,199
Dividend income — affiliated issuers	2,077,591	47,723	9,133
Unaffiliated securities lending income	10,185	77,842	3,819
Affiliated securities lending income	88,572	82,866	5,106
Foreign taxes withheld	(365)	(4,306)	(204)

TOTAL INVESTMENT INCOME (LOSS)	48,596,694	80,971,070	12,097,053

EXPENSES
Advisory fee	840,724	2,255,514	232,530
Trustees’ fees and expenses	32,532	51,075	5,523
Miscellaneous expenses	1,842	556	208

TOTAL EXPENSES	875,098	2,307,145	238,261

NET INVESTMENT INCOME (LOSS)	47,721,596	78,663,925	11,858,792

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,131,156)	(8,017,369)	(871,492)
In-kind redemptions — unaffiliated issuers	11,810	(6,635,958)	(3,407,635)

Net realized gain (loss)	(8,119,346)	(14,653,327)	(4,279,127)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(55,395,784)	(89,903,228)	(21,608,651)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(63,515,130)	(104,556,555)	(25,887,778)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(15,793,534)	$(25,892,630)	$(14,028,986)

See accompanying notes to financial statements.

62

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

$19,322,783	$76,268,379	$4,117,410
18,160	170,157	9,418
—	12,649	—
10,949	70,444	5,387
—	(384)	—

19,351,892	76,521,245	4,132,215

492,616	2,927,734	159,596
13,092	68,090	3,969
1,743	2,204	1,662

507,451	2,998,028	165,227

18,844,441	73,523,217	3,966,988

(4,837,876)	(8,301,452)	(3,486,295)
360,052	(2,664,392)	(183,026)

(4,477,824)	(10,965,844)	(3,669,321)

(20,496,683)	(44,913,516)	(1,287,758)
(24,974,507)	(55,879,360)	(4,957,079)

$(6,130,066)	$17,643,857	$(990,091)

63

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17 (a)	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$47,721,596	$28,059,056	$78,663,925	$44,563,499
Net realized gain (loss)	(8,119,346)	3,737,322	(14,653,327)	7,713,225
Net change in unrealized appreciation/depreciation	(55,395,784)	(39,223,077)	(89,903,228)	(23,096,063)

Net increase (decrease) in net assets resulting from operations	(15,793,534)	(7,426,699)	(25,892,630)	29,180,661

Net equalization credits and charges	2,339,920	(301,912)	416,779	1,112,736

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(47,479,193)	(31,931,273)	(75,204,044)	(44,020,534)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,041,496,433	103,586,646	3,713,421,511	1,554,661,722
Cost of shares redeemed	(61,753,012)	(364,487,311)	(2,396,082,187)	(793,821,349)
Net income equalization	(2,339,920)	301,912	(416,779)	(1,112,736)
Other capital	348,426	114,451	36,729	84,292

Net increase (decrease) in net assets from beneficial interest transactions	1,977,751,927	(260,484,302)	1,316,959,274	759,811,929

Net increase (decrease) in net assets during the period	1,916,819,120	(300,144,186)	1,216,279,379	746,084,792

Net assets at beginning of period	1,077,190,823	1,377,335,009	2,090,046,335	1,343,961,543

NET ASSETS AT END OF PERIOD	$2,994,009,943	$1,077,190,823	$3,306,325,714	$2,090,046,335

Undistributed (distribution in excess of) net investment income (loss)	$2,755,730	$(7,088)	$5,403,481	$1,943,600

SHARES OF BENEFICIAL INTEREST:
Shares sold	72,200,000	3,600,000	109,500,000	45,300,000
Shares redeemed	(2,200,000)	(12,600,000)	(70,900,000)	(23,200,000)

Net increase (decrease)	70,000,000	(9,000,000)	38,600,000	22,100,000

(a)

On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

(b)

On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

(c)

On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

64

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Year Ended 6/30/18	Year Ended 6/30/17 (b)	Year Ended 6/30/18	Year Ended 6/30/17 (c)	Year Ended 6/30/18	Year Ended 6/30/17

$11,858,792	$8,575,192	$18,844,441	$11,589,423	$73,523,217	$58,562,843
(4,279,127)	(100,756)	(4,477,824)	(7,742,677)	(10,965,844)	5,212,219
(21,608,651)	(1,269,898)	(20,496,683)	(42,667,042)	(44,913,516)	(24,309,421)

(14,028,986)	7,204,538	(6,130,066)	(38,820,296)	17,643,857	39,465,641

(49,624)	109,701	356,076	197,754	683,666	(710,400)

(11,402,094)	(8,394,137)	(18,159,469)	(11,450,171)	(70,037,299)	(58,785,031)

504,889,714	171,681,172	617,676,101	503,320,119	2,308,165,308	480,516,420
(381,578,174)	(88,485,642)	(170,672,062)	(344,099,581)	(942,792,702)	(1,444,252,923)
49,624	(109,701)	(356,076)	(197,754)	(683,666)	710,400
29,053	14,105	598	2,406	21,644	71,549

123,390,217	83,099,934	446,648,561	159,025,190	1,364,710,584	(962,954,554)

97,909,513	82,020,036	422,715,102	108,952,477	1,313,000,808	(982,984,344)

232,916,388	150,896,352	555,074,226	446,121,749	2,982,413,228	3,965,397,572

$330,825,901	$232,916,388	$977,789,328	$555,074,226	$4,295,414,036	$2,982,413,228

$848,161	$391,463	$1,042,705	$357,734	$6,960,356	$3,474,438

18,350,000	6,300,000	17,400,000	13,600,000	76,100,000	15,700,000
(14,100,014)	(3,300,000)	(4,900,000)	(9,400,000)	(31,100,000)	(47,200,000)

4,249,986	3,000,000	12,500,000	4,200,000	45,000,000	(31,500,000)

65

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,966,988	$1,458,532
Net realized gain (loss)	(3,669,321)	(268,918)
Net change in unrealized appreciation/depreciation	(1,287,758)	(2,075,526)

Net increase (decrease) in net assets resulting from operations	(990,091)	(885,912)

Net equalization credits and charges	142,128	21,035

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,391,607)	(1,425,496)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	433,049,204	127,530,058
Cost of shares redeemed	(79,844,353)	(78,498,255)
Net income equalization	(142,128)	(21,035)
Other capital	976	12,511

Net increase (decrease) in net assets from beneficial interest transactions	353,063,699	49,023,279

Net increase (decrease) in net assets during the period	348,824,129	46,732,906

Net assets at beginning of period	138,690,316	91,957,410

NET ASSETS AT END OF PERIOD	$487,514,445	$138,690,316

Undistributed (distribution in excess of) net investment income (loss)	$658,763	$83,382

SHARES OF BENEFICIAL INTEREST:
Shares sold	14,600,000	4,200,000
Shares redeemed	(2,700,000)	(2,600,000)

Net increase (decrease)	11,900,000	1,600,000

See accompanying notes to financial statements.

66

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/18 (a)	Year Ended 6/30/17 (a)	Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)
Net asset value, beginning of period	$28.80	$29.69	$28.75	$28.95	$28.38

Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	0.67	0.75	0.72	0.67
Net realized and unrealized gain (loss) (c)	(0.95)	(0.80)	0.92	(0.22)	0.54

Total from investment operations	(0.19)	(0.13)	1.67	0.50	1.21

Net equalization credits and charges (b)	0.04	(0.01)	0.01	0.01	0.01

Other capital (b)	0.01	0.01	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.78)	(0.76)	(0.75)	(0.72)	(0.66)

Total distributions	(0.78)	(0.76)	(0.75)	(0.72)	(0.66)

Net asset value, end of period	$27.88	$28.80	$29.69	$28.75	$28.95

Total return (d)	(0.52)%	(0.40)%	5.97%	1.77%	4.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,994,010	$1,077,191	$1,377,335	$988,792	$735,309
Ratios to average net assets:
Total expenses	0.05%	0.08%	0.08%	0.14%	0.19%
Net expenses	0.05%	0.08%	0.07%	0.11%	0.13%
Net investment income (loss)	2.67%	2.31%	2.58%	2.48%	2.35%
Portfolio turnover rate (e)	150%	46%	105%	69%	91%

(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

67

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$34.38	$34.73	$33.90		$34.34	$33.53

Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	0.91	0.91		0.89	0.92
Net realized and unrealized gain (loss) (b)	(1.14)	(0.37)	0.81		(0.45)	0.89

Total from investment operations	(0.18)	0.54	1.72		0.44	1.81

Net equalization credits and charges (a)	0.01	0.02	0.02		0.02	0.00 (c)

Other capital (a)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.95)	(0.91)	(0.91)		(0.90)	(0.92)
Net realized gains	—	—	(0.00	)(c)	—	(0.08)

Total distributions	(0.95)	(0.91)	(0.91)		(0.90)	(1.00)

Net asset value, end of period	$33.26	$34.38	$34.73		$33.90	$34.34

Total return (d)	(0.51)%	1.65%	5.23%		1.34%	5.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,306,326	$2,090,046	$1,343,962		$752,581	$456,714
Ratios to average net assets:
Total expenses	0.08%	0.12%	0.12%		0.14%	0.15%
Net investment income (loss)	2.85%	2.65%	2.70%		2.61%	2.72%
Portfolio turnover rate (e)	30%	33%	26%		13%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

68

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/18 (a)	Year Ended 6/30/17 (a)	Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)
Net asset value, beginning of period	$27.73	$27.95	$25.59	$26.97	$24.94

Income (loss) from investment operations:
Net investment income (loss) (b)	1.15	1.15	1.18	1.17	1.19
Net realized and unrealized gain (loss) (c)	(1.58)	(0.23)	2.40	(1.46)	1.98

Total from investment operations	(0.43)	0.92	3.58	(0.29)	3.17

Net equalization credits and charges (b)	(0.00)	0.01	(0.05)	0.03	0.03

Other capital (b)	0.00 (d)	0.00 (d)	0.01	0.05	0.03

Distributions to shareholders from:
Net investment income	(1.15)	(1.15)	(1.18)	(1.17)	(1.20)

Total distributions	(1.15)	(1.15)	(1.18)	(1.17)	(1.20)

Net asset value, end of period	$26.15	$27.73	$27.95	$25.59	$26.97

Total return (e)	(1.67)%	3.50%	14.31%	(0.96)%	13.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$330,826	$232,916	$150,896	$337,777	$161,829
Ratios to average net assets:
Total expenses	0.08%	0.12%	0.12%	0.14%	0.15%
Net investment income (loss)	4.19%	4.22%	4.58%	4.29%	4.69%
Portfolio turnover rate (f)	21%	20%	14%	10%	8%

(a)

On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

69

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/18 (a)	Year Ended 6/30/17 (a)	Year Ended 6/30/16	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)
Net asset value, beginning of period	$36.05	$39.83	$34.28	$33.16	$32.17

Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	0.88	0.90	0.94	0.93
Net realized and unrealized gain (loss) (c)	(1.03)	(3.80)	5.52	1.11	0.96

Total from investment operations	(0.09)	(2.92)	6.42	2.05	1.89

Net equalization credits and charges (b)	0.02	0.02	0.04	0.02	0.02

Other capital (b)	0.00 (d)	0.00 (d)	—	0.00 (d)	—

Distributions to shareholders from:
Net investment income	(0.93)	(0.88)	(0.91)	(0.95)	(0.92)

Total distributions	—	—	—	—	—

Net asset value, end of period	$35.05	$36.05	$39.83	$34.28	$33.16

Total return (e)	(0.18)%	(7.31)%	19.14%	6.21%	6.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$977,789	$555,074	$446,122	$164,531	$86,209
Ratios to average net assets:
Total expenses	0.07%	0.10%	0.10%	0.11%	0.14%
Net investment income (loss)	2.66%	2.39%	2.46%	2.60%	2.95%
Portfolio turnover rate (f)	9%	10%	22%	18%	24%

(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

70

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$30.62	$30.76		$30.58	$30.76	$30.53

Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	0.53		0.48	0.39	0.36
Net realized and unrealized gain (loss) (b)	(0.49)	(0.14)		0.17	(0.16)	0.29

Total from investment operations	0.14	0.39		0.65	0.23	0.65

Net equalization credits and charges (a)	0.01	(0.01)		0.00 (c)	0.00 (c)	0.00 (c)

Other capital (a)	0.00 (c)	(0.00	)(c)	—	0.00 (c)	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.61)	(0.52)		(0.47)	(0.38)	(0.36)
Net realized gains	—	—		—	(0.03)	(0.06)

Total distributions	(0.61)	(0.52)		(0.47)	(0.41)	(0.42)

Net asset value, end of period	$30.16	$30.62		$30.76	$30.58	$30.76

Total return (d)	0.50%	1.25%		2.17%	0.74%	2.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,295,414	$2,982,413		$3,965,398	$3,962,876	$3,448,186
Ratios to average net assets:
Total expenses	0.08%	0.12%		0.12%	0.12%	0.13%
Net investment income (loss)	2.08%	1.72%		1.56%	1.27%	1.18%
Portfolio turnover rate (e)	56%	67%		56%	46%	43%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

71

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16		Year Ended 6/30/15		Year Ended 6/30/14
Net asset value, beginning of period	$30.15	$30.65	$30.23		$30.08		$29.95

Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	0.30	0.28		0.23		0.17
Net realized and unrealized gain (loss) (b)	(0.69)	(0.50)	0.42		0.12		0.13

Total from investment operations	(0.19)	(0.20)	0.70		0.35		0.30

Net equalization credits and charges (a)	0.02	0.00 (c)	0.00	(c)	0.02		0.00	(c)

Other capital (a)	0.00 (c)	0.00 (c)	—		0.00	(c)	—

Distributions to shareholders from:
Net investment income	(0.43)	(0.30)	(0.28)		(0.22)		(0.17)
Net realized gains	—	—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.43)	(0.30)	(0.28)		(0.22)		(0.17)

Net asset value, end of period	$29.55	$30.15	$30.65		$30.23		$30.08

Total return (d)	(0.57)%	(0.67)%	2.33%		1.23%		1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$487,514	$138,690	$91,957		$54,413		$12,033
Ratios to average net assets:
Total expenses	0.07%	0.10%	0.10%		0.11%		0.12%
Net investment income (loss)	1.67%	1.00%	0.93%		0.76%		0.57%
Portfolio turnover rate (e)	96%	33%	40%		35%		40%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

72

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF)

SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)

SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF)

SPDR Portfolio Long Term Treasury ETF (formerly, SPDR Bloomberg Barclays Long Term Treasury ETF)

SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF)

SPDR Portfolio Short Term Treasury ETF (formerly, SPDR Bloomberg Barclays Short Term Treasury ETF)

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

73

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

•

Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended June 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

74

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended June 30, 2018:

SPDR Portfolio Aggregate Bond ETF

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPDR Portfolio Long Term Corporate Bond ETF

SPDR Portfolio Long Term Treasury ETF

SPDR Portfolio Short Term Corporate Bond ETF

SPDR Portfolio Short Term Treasury ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage Dollar Rolls

The SPDR Portfolio Aggregate Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

75

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF is able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF to experience higher transaction costs.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate*
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06

*	These annual rates were effective October 16, 2017. Prior to October 16, 2017, the annual rates were 0.08%, 0.12%, 0.12%, 0.10%, 0.12%, and 0.10%, respectively.

The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

76

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$3,376,502,136	$2,643,528,453	$—	$66,105,208
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	831,094,415	825,051,768
SPDR Portfolio Long Term Corporate Bond ETF	—	—	60,191,401	57,139,280
SPDR Portfolio Long Term Treasury ETF	69,297,935	66,256,409	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	44,977,344	2,002,977,023	1,913,892,904
SPDR Portfolio Short Term Treasury ETF	232,607,096	230,633,904	—	—

For the period ended June 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$1,394,598,715	$42,619,158	$11,810
SPDR Portfolio Intermediate Term Corporate Bond ETF	3,676,453,174	2,359,608,633	(6,635,958)
SPDR Portfolio Long Term Corporate Bond ETF	497,011,816	376,336,066	(3,407,635)
SPDR Portfolio Long Term Treasury ETF	611,412,714	169,108,807	360,052
SPDR Portfolio Short Term Corporate Bond ETF	2,290,394,423	931,356,076	(2,664,392)
SPDR Portfolio Short Term Treasury ETF	428,790,272	79,370,820	(183,026)

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, wash sale loss deferrals, expired capital loss carryover, paydown gains and losses, and mortgage dollar roll income. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the year ended June 30, 2018, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$47,479,193	$—	$47,479,193
SPDR Portfolio Intermediate Term Corporate Bond ETF	75,204,044	—	75,204,044
SPDR Portfolio Long Term Corporate Bond ETF	11,402,094	—	11,402,094
SPDR Portfolio Long Term Treasury ETF	18,159,469	—	18,159,469
SPDR Portfolio Short Term Corporate Bond ETF	70,037,299	—	70,037,299
SPDR Portfolio Short Term Treasury ETF	3,391,607	—	3,391,607

The tax character of distributions paid during the year ended June 30, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$31,931,273	$—	$31,931,273
SPDR Portfolio Intermediate Term Corporate Bond ETF	44,020,534	—	44,020,534
SPDR Portfolio Long Term Corporate Bond ETF	8,394,137	—	8,394,137
SPDR Portfolio Long Term Treasury ETF	11,450,171	—	11,450,171
SPDR Portfolio Short Term Corporate Bond ETF	58,785,031	—	58,785,031
SPDR Portfolio Short Term Treasury ETF	1,425,496	—	1,425,496

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SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

At June 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Portfolio Aggregate Bond ETF	2,868,804	(14,619,227)	—	(50,106,605)	—	(61,857,028)
SPDR Portfolio Intermediate Term Corporate Bond ETF	5,403,481	(11,955,541)	—	(79,818,111)	—	(86,370,171)
SPDR Portfolio Long Term Corporate Bond ETF	848,161	(5,215,463)	—	(17,759,479)	—	(22,126,781)
SPDR Portfolio Long Term Treasury ETF	1,042,705	(13,350,796)	—	(39,240,181)	—	(51,548,272)
SPDR Portfolio Short Term Corporate Bond ETF	6,960,356	(20,302,096)	—	(47,524,588)	—	(60,866,328)
SPDR Portfolio Short Term Treasury ETF	658,763	(3,504,031)	—	(2,495,234)	—	(5,340,502)

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR Portfolio Aggregate Bond ETF	$—	$10,089,753	$4,529,474
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	8,610,297	3,345,244
SPDR Portfolio Long Term Corporate Bond ETF	—	3,745,608	1,469,855
SPDR Portfolio Long Term Treasury ETF	94,558	6,686,906	6,569,332
SPDR Portfolio Short Term Corporate Bond ETF	—	5,456,239	14,845,857
SPDR Portfolio Short Term Treasury ETF	—	2,051,598	1,452,433

**	Must be utilized prior to losses subject to expiration.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$3,299,241,698	$6,128,650	$56,235,255	$(50,106,605)
SPDR Portfolio Intermediate Term Corporate Bond ETF	3,380,213,331	1,200,905	81,019,016	(79,818,111)
SPDR Portfolio Long Term Corporate Bond ETF	345,168,401	440,847	18,200,326	(17,759,479)
SPDR Portfolio Long Term Treasury ETF	1,034,695,819	736,558	39,976,739	(39,240,181)
SPDR Portfolio Short Term Corporate Bond ETF	4,354,781,028	318,564	47,843,152	(47,524,588)
SPDR Portfolio Short Term Treasury ETF	496,128,670	298	2,495,532	(2,495,234)

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

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June 30, 2018

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$34,553,137	$23,059,826	$12,212,988	$35,272,814
SPDR Portfolio Intermediate Term Corporate Bond ETF	133,458,401	18,583,198	117,655,318	136,238,516
SPDR Portfolio Long Term Corporate Bond ETF	6,319,052	581,483	5,865,908	6,447,391
SPDR Portfolio Long Term Treasury ETF	26,286,776	26,838,448	—	26,838,448
SPDR Portfolio Short Term Corporate Bond ETF	49,754,956	18,374,285	32,422,923	50,797,208

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$23,059,826	$—	$—	$—	$23,059,826	$23,059,826
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	18,583,198	—	—	—	18,583,198	18,583,198
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	581,483	—	—	—	581,483	581,483
SPDR Portfolio Long Term Treasury ETF	Corporate Bonds & Notes	26,838,448	—	—	—	26,838,448	26,838,448
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	18,374,285	—	—	—	18,374,285	18,374,285

10.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The following Funds participate in the credit facility as of June 30, 2018:

SPDR Portfolio Aggregate Bond ETF

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June 30, 2018

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPDR Portfolio Long Term Corporate Bond ETF

SPDR Portfolio Short Term Corporate Bond ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of June 30, 2018.

11.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

12.	Stock Splits

The Board authorized a 2-for-1 split for the SPDR Portfolio Aggregate Bond ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund. The Board authorized a 3-for-2 split for SPDR Portfolio Long Term Corporate Bond ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 1.5, while decreasing the NAV of shares outstanding by a factor of 1.5, resulting in no effect to the net assets of the aforementioned Fund. The Board authorized a 2-for-1 split for the SPDR Portfolio Long Term Treasury ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund.

13.	Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF and SPDR Portfolio Short Term Treasury ETF and the Board of Trustees of SPDR® Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF (formerly, SPDR Bloomberg Barclays Aggregate Bond ETF), SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF), SPDR Portfolio Long Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Long Term Corporate Bond ETF), SPDR Portfolio Long Term Treasury ETF (formerly, SPDR Bloomberg Barclays Long Term Treasury ETF), SPDR Portfolio Short Term Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Short Term Corporate Bond ETF) and SPDR Portfolio Short Term Treasury ETF (formerly, SPDR Bloomberg Barclays Short Term Treasury ETF) (collectively referred to as the “Funds”) (six of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments or summary schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting SPDR® Series Trust) at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

August 29, 2018

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OTHER INFORMATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.04%	$982.80	$0.20	$1,024.60	$0.20
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07	983.70	0.34	1,024.40	0.35
SPDR Portfolio Long Term Corporate Bond ETF	0.07	932.10	0.34	1,024.40	0.35
SPDR Portfolio Long Term Treasury ETF	0.06	969.90	0.29	1,024.50	0.30
SPDR Portfolio Short Term Corporate Bond ETF	0.07	1,000.40	0.35	1,024.40	0.35
SPDR Portfolio Short Term Treasury ETF	0.06	995.90	0.30	1,024.50	0.30

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Fund is available on the Fund’s website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.

SPDR Portfolio Aggregate Bond ETF

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPDR Portfolio Long Term Corporate Bond ETF

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational fixed income series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

“interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.

Fees Charged to Comparable Funds

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

Conclusion

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

Approval of Nuveen Asset Management Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the Nuveen Sub-Advisory Agreement, the Board requested and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.

After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of

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OTHER INFORMATION (continued)

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the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.

Approval	of State Street Global Advisors Limited Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately to consider the SSGA Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the SSGA Limited Sub-Advisory Agreement, the Board requested, and SSGA Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, and the extent to which each Foreign Fixed Income ETF tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.

After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000-2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†

For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

*

Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018-present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016-present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**

Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-866-787-2257.

92

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Estefania Salomon, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Fixed Income Funds

ssga.com | spdrs.com

State Street Global Advisors

One Iron Street

Boston, MA 02210

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF’s net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDRPORTFIAR

State Street Global Advisors	© 2018 State Street Corporation - All Rights Reserved0515 Exp. Date: 11/30/2018

Annual Report

June 30, 2018

SPDR® Series Trust – Fixed Income Funds

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF)

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF (formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SPDR Dorsey Wright Fixed Income Allocation ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)

The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Bloomberg Barclays Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 3-10 Year U.S. Treasury Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.67%, and the Index was –0.58%.* The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

Effective April 30 , 2018 the Fund changed its benchmark index from the Bloomberg Barclays Intermediate U.S. Treasury Index to the Bloomberg Barclays 3-10 Year U.S. Treasury Index. Performance of the Fund prior to April 30, 2018 is therefore based on the Fund’s investment strategy to track an index different from the Bloomberg Barclays 3-10 Year U.S. Treasury Index during such period.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index*	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index*
ONE YEAR (1)	–0.67%	–0.69%	–0.58%	–0.67%	–0.69%	–0.58%
FIVE YEARS (1)	4.93%	4.95%	5.47%	0.97%	0.97%	1.07%
TEN YEARS (1)	26.34%	26.37%	27.42%	2.37%	2.37%	2.45%

*

The Bloomberg Barclays 3-10 Year U.S. Treasury Index is designed to measure the performance of intermediate term (3-10 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 10 years, are rated investment grade and have $300 million or more of outstanding face value.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)

Prior to 04/30/2018 the Fund sought to track the Bloomberg Barclays Intermediate U.S. Treasury Index. Effective 04/30/2018 the Fund seeks to track the Bloomberg Barclays 3-10 Year U.S. Treasury Index. Performance of the Fund shown prior to 04/30/2018 is therefore based on the Fund’s investment strategy to track an index different from the Bloomberg Barclays 3-10 Year U.S. Treasury Index. The Bloomberg Barclays Intermediate U.S. Treasury Index had a return of -0.58% for the one year ended June 30, 2018.

(2)	) Index returns represent the Fund’s prior benchmark index from June 30, 2008 through April 29, 2018 and the Bloomberg Barclays 3-10 Year U.S. Treasury Index from April 30, 2018 through June 30, 2018.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Treasury Notes 2.25% 11/15/2025	1.9%
U.S. Treasury Notes 2.75% 2/15/2028	1.9
Treasury Notes 2.00% 2/15/2025	1.8
Treasury Notes 2.38% 8/15/2024	1.8
Treasury Notes 2.13% 5/15/2025	1.7
TOTAL	9.1%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF (FORMERLY, SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF) —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Bloomberg Barclays Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF) (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays Issuer Scored Corporate Index (the “Index”).*

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.76%, and the Index was –0.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

Effective July 31, 2018, the name of the SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF was changed to the SPDR Bloomberg Barclays Corporate Bond ETF and its benchmark index was changed from the Bloomberg Barclays Issuer Scored Corporate Index to the Bloomberg Barclays U.S. Corporate Bond Index.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF (FORMERLY, SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF) —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Issuer Scored Corporate Index*	Net Asset Value	Market Value	Bloomberg Barclays Issuer Scored Corporate Index*
ONE YEAR	–0.76%	–0.83%	–0.54%	–0.76%	–0.83%	–0.54%
FIVE YEARS	16.62%	16.76%	17.88%	3.12%	3.15%	3.34%
SINCE INCEPTION (1)	31.05%	31.11%	34.40%	3.81%	3.81%	4.17%

(1)

For the period April 6, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Bloomberg Barclays Issuer Scored Corporate Index is designed to measure the performance of the U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that are rated investment grade and have $250 million or more of par amount outstanding. Only securities issued by companies with publicly traded equity are eligible for inclusion. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Fortis, Inc. 3.06% 10/4/2026	0.6%
Loews Corp. 3.75% 4/1/2026	0.6
CNA Financial Corp. 4.50% 3/1/2026	0.5
American Honda Finance Corp. 2.25% 8/15/2019	0.5
Masco Corp. 4.38% 4/1/2026	0.5
TOTAL	2.7%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	98.7%
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

Sector Breakdown as of June 30, 2018

% of Total Investments
Financial	31.4%
Consumer, Non-cyclical	16.0
Industrial	10.5
Energy	10.3
Utilities	7.4
Consumer, Cyclical	6.9
Communications	6.7
Technology	5.2
Basic Materials	5.0
Short-Term Investments	0.6
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. (Prior to July 31, 2018 the total expense ratio was 0.16%).

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Bloomberg Barclays Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. MBS Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.07%, and the Index was 0.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a negative effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index*
ONE YEAR	–0.07%	–0.32%	0.15%	–0.07%	–0.32%	0.15%
FIVE YEARS	10.65%	10.59%	11.79%	2.04%	2.03%	2.25%
SINCE INCEPTION (1)	30.06%	29.76%	32.00%	2.82%	2.79%	2.98%

(1)

For the period January 15, 2009 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Bloomberg Barclays U.S. MBS Index (the “MBS Index”) measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Federal National Mortgage Association TBA 4.00% 7/1/2048	1.1%
Government National Mortgage Association TBA 4.00% 7/1/2048	1.1
Federal National Mortgage Association TBA 3.50% 7/1/2048	1.1
Government National Mortgage Association TBA 3.50% 7/1/2048	1.0
Federal National Mortgage Association 3.00% 9/1/2045	1.0
TOTAL	5.3%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Allocation by Issuer as of June 30, 2018

Description	% of Total Investments
Federal National Mortgage Association	38.4%
Government National Mortgage Association	26.7
Federal Home Loan Mortgage Corp.	24.4
TOTAL	89.5%

(The Fund’s asset allocation is expressed as a percentage of total investments and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07% (0.06% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and reimburse certain expenses, until October 31, 2018 so that the Net annual Fund operating expenses of the Fund will be limited to 0.06% of the Fund’s average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 0.90%, and the Index was 1.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, global interest rates and relative currency strengths were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news. For global interest rates, various central bank policies and views based upon local fundamentals determined their individual decisions, which had a positive effect on Fund performance. Relative currency strengths were influenced by relative growth rates, monetary policies and politics, also had a positive effect on Fund performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index*	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index*
ONE YEAR	0.90%	0.48%	1.32%	0.90%	0.48%	1.32%
FIVE YEARS	–8.66%	–9.07%	–6.86%	–1.80%	–1.88%	–1.41%
SINCE INCEPTION (1)	0.80%	0.66%	5.02%	0.08%	0.07%	0.52%

(1)

For the period January 15, 2009 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Korea Treasury Bond 2.00% 3/10/2020	2.3%
Government of Japan 5 Year Bond 0.10% 6/20/2021	2.0
Belgium Government Bond 3.75% 9/28/2020	1.9
Government of Japan 5 Year Bond 0.10% 3/20/2020	1.7
Government of Japan 5 Year Bond 0.10% 12/20/2019	1.7
TOTAL	9.6%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Foreign Government Obligations	99.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

The total expense ratio for SPDR Bloomberg Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED) (CONTINUED)

Top Ten Countries as of June 30, 2018

Description	% of Total Investments
Japan	23.0%
France	6.1
Italy	5.9
United Kingdom	4.9
Canada	4.6
Germany	4.6
Australia	4.6
Spain	4.6
South Korea	4.5
Netherlands	4.1
Mexico	3.3
Belgium	3.0
Malaysia	2.6
Poland	2.6
Portugal	2.3
Ireland	2.3
Finland	2.2
Austria	2.0
Denmark	1.5
Singapore	1.4
Thailand	1.2
New Zealand	1.0
Czech Republic	0.9
Sweden	0.9
Norway	0.9
Israel	0.8
Hungary	0.7
Switzerland	0.7
Indonesia	0.7
Russia	0.6
Slovenia	0.4
Slovakia	0.4
Chile	0.3
Hong Kong	0.3
Latvia	0.1
TOTAL	100.0%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Bloomberg Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.71%, and the Index was 3.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, global interest rate changes and relative currency strengths were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. These events were perceived as a risk-off move which had a negative effect on Fund performance as the yield spread for corporate bonds widened over their perceived less-risky sovereign bond counterparts. Nevertheless, demand for higher yielding fixed income securities remained firm and investment grade corporate bonds were more insulated from the pronounced volatility seen in equity markets and maintained a positive return on a total return basis. In the euro denominated corporate bond portion of the portfolio (around 88% of the exposure) the effects of the European Central Bank’s asset purchase program (“APP”) combined with already historically tight spreads created a sense of caution amongst investors. This however was offset by optimism among investors that the APP could be prolonged further and that the interest rate policy would remain unchanged for an extended period of time, and well past the horizon of net asset purchases. This ultimately had a positive effect on Fund performance. Relative currency strengths were influenced by relative growth rates, monetary policies and politics and over the period as a whole had a positive impact with a contribution of +2.24% to the return of the Fund.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index*	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index*
ONE YEAR	2.71%	2.27%	3.20%	2.71%	2.27%	3.20%
FIVE YEARS	2.58%	1.69%	4.89%	0.51%	0.34%	0.96%
SINCE INCEPTION (1)	23.79%	23.55%	28.49%	2.66%	2.64%	3.14%

(1)

For the period May 19, 2010 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Barclays Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Sanofi 1.75% 9/10/2026	0.5%
Deutsche Bank AG 1.13% 3/17/2025	0.5
Sanofi 0.50% 1/13/2027	0.5
Cooperatieve Rabobank UA 4.13% 1/14/2020	0.5
Anheuser-Busch InBev NV 2.00% 3/17/2028	0.5
TOTAL	2.5%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	98.7%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%

Top Ten Countries as of June 30, 2018

Description	% of Total Investments
United States	27.1%
France	15.4
United Kingdom	12.5
Germany	10.0
Netherlands	8.6
Spain	5.7
Italy	5.1
Switzerland	4.1
Belgium	2.7
Sweden	2.3
TOTAL	93.5%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. The Fund’s benchmark is the Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.01%, and the Index was 2.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a positive effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a positive effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index*
ONE YEAR	2.01%	1.93%	2.23%	2.01%	1.93%	2.23%
FIVE YEARS	6.02%	5.05%	6.81%	1.18%	0.99%	1.33%
SINCE INCEPTION (1)	10.00%	10.04%	11.55%	1.46%	1.46%	1.67%

(1)

For the period November 30, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The Index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Morgan Stanley 3.16% 2/14/2020	0.8%
Goldman Sachs Group, Inc. 3.08% 2/23/2023	0.7
Morgan Stanley 3.54% 1/20/2022	0.7
UBS AG 2.90% 6/8/2020	0.6
Inter-American Development Bank 2.05% 10/9/2020	0.6
TOTAL	3.4%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	86.5%
Foreign Government Obligations	13.0
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

The total expense ratio for SPDR Bloomberg Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED) (CONTINUED)

Sector Breakdown as of June 30, 2018

	% of Total Investments
Financial	56.4%
Consumer, Cyclical	8.0
Consumer, Non-cyclical	5.9
Technology	3.6
Industrial	3.7
Communications	3.5
Energy	3.2
Utilities	1.9
Basic Materials	0.2
U.S. Government Securities	11.9
Financial	1.1
Consumer, Non-cyclical	0.0	*
Energy	0.0	*
Short-Term Investments	0.6
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF (FORMERLY, SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF) —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR ICE BofAML Crossover Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. crossover corporate bond market. The Fund’s benchmark is the ICE BofAML US Diversified Crossover Corporate Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.19%, and the Index was 0.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, Federal Reserve interest rate hikes, and fundamentals were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation. The Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved up more than the back end. Despite market volatility and tightening in monetary policy, the high yield market’s stable fundamentals remained intact and allowed the asset class to weather the Reporting Period’s conditions, which positively affected Fund performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF (FORMERLY, SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF) —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	ICE BofAML U.S. Diversified Crossover Corporate Index*	Net Asset Value	Market Value	ICE BofAML U.S. Diversified Crossover Corporate Index*
ONE YEAR	–0.19%	–0.88%	0.06%	–0.19%	–0.88%	0.06%
FIVE YEARS	23.38%	22.85%	25.20%	4.29%	4.20%	4.60%
SINCE INCEPTION (1)	29.68%	29.67%	31.99%	4.40%	4.40%	6.98%

(1)

For the period June 18, 2012 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The ICE BofAML U.S. Diversified Crossover Corporate Index is designed to measure the performance of US dollar denominated BBB and BB corporate debt publicly issued in the U.S. domestic market. “Crossover” corporate debt generally means corporate debt rated at levels where the lower end of investment grade debt and the higher end of high yield debt meet.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Verizon Communications, Inc. 4.33% 9/21/2028	0.6%
Ally Financial, Inc. 5.75% 11/20/2025	0.5
AES Corp. 6.00% 5/15/2026	0.5
HCA, Inc. 5.38% 2/1/2025	0.5
HCA, Inc. 5.88% 5/1/2023	0.4
TOTAL	2.5%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.

The total expense ratio for SPDR ICE BofAML Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40% (0.30% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and reimburse certain expenses, until October 31, 2018, so that the Net annual Fund operating expenses of the Fund will be limited to 0.30% of the Fund’s average daily net assets before application of any fees and expenses.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF (FORMERLY, SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF) —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED) (CONTINUED)

Sector Breakdown as of June 30, 2018

% of Total Investments
Financial	18.0%
Consumer, Non-cyclical	17.6
Communications	15.0
Energy	12.7
Consumer, Cyclical	11.5
Industrial	7.0
Basic Materials	6.3
Technology	5.5
Utilities	4.5
Short-Term Investments	1.9
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Dorsey Wright Fixed Income Allocation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dorsey Wright Fixed Income Allocation Index. The Fund’s benchmark is the Dorsey Wright Fixed Income Allocation Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –3.26%, and the Index was –3.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. A dividend received by the Fund that was not accounted for in the Index contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical concerns, widening credit spreads, and pressure on emerging markets currencies were primary drivers of Fund performance during the Reporting Period.

Political uncertainty surrounding the formation of a new Italian government in May of 2018 impacted the return of the Fund over the last fiscal year, as one of the major components of the Fund was international corporate bonds. Credit spreads also widened in international developed bond markets due to this political uncertainty. Emerging market currencies and equity markets also struggled during the fiscal year. Emerging markets debt has exhibited some of the most aggressive spread widening in the fixed income space, which negatively contributed to the Fund’s performance over the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, and SPDR Bloomberg Barclays High Yield Bond ETF. The top negative contributors to the Fund’s performance during the Reporting Period were SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, and SPDR FTSE International Government Inflation-Protected Bond ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index*	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index*
ONE YEAR (1)	–3.26%	–3.59%	–3.52%	–3.26%	–3.59%	–3.52%
SINCE INCEPTION (1) (2)	2.45%	2.43%	2.48%	1.17%	1.16%	1.19%

(1)

The One Year and Since Inception Cumulative Total Returns for the Fund’s secondary benchmark, Bloomberg Barclays U.S. Aggregate Bond Index, were –0.40 and 1.08%, respectively. The One Year and Since Inception Average Annual Total Returns for the Fund’s secondary benchmark, Bloomberg Barclays U.S. Aggregate Bond Index, were –0.40% and 0.54%, respectively.

(2)

For the period June 1, 2016 through June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/1/16, 6/2/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Dorsey Wright Fixed Income Allocation Index includes U.S.-listed fixed income ETFs advised by SSGA FM or its affiliates that are designed to target exposure to fixed income securities, including U.S. and non-U.S. developed and emerging market bonds, treasury bonds, corporate bonds, high yield bonds, inflation-protected bonds, floating rate notes, first lien senior secured floating rate bank loans, U.S nonconvertible preferred stock and other preferred securities, U.S. municipal bonds and U.S. convertible securities.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
SPDR Blackstone/GSO Senior Loan ETF	25.1%
SPDR FTSE International Government Inflation-Protected Bond ETF	25.0
SPDR Bloomberg Barclays Convertible Securities ETF	24.8
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	16.6
SPDR Wells Fargo Preferred Stock ETF	8.4
TOTAL	99.9%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Class Breakdown as of June 30, 2018

% of Net Assets
Domestic Fixed Income	49.9%
International Fixed Income	41.6
Domestic Equity	8.4
Short Term Investments	11.7
Liabilities in Excess of Other Assets	(11.6)
TOTAL	100.0%

(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Dorsey Wright Fixed Income Allocation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –3.03%, and the Index was –2.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical tensions, global interest rate changes and relative currency strengths were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war, which would negatively impact emerging economies. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news leaving country-specific events to drive local emerging market debt, such as events in Turkey, elections in Mexico and the prospect of reforms in South Africa. The Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, thereby driving Emerging Market rates higher too, which had a negative effect on Fund performance. Relative currency strengths were influenced by relative growth rates, commodity prices — as oil prices rose over the period — monetary policies and politics. Over the period the returns from currency detracted from performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index*	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index*
ONE YEAR	–3.03%	–3.50%	–2.26%	–3.03%	–3.50%	–2.26%
FIVE YEARS	–3.97%	–4.01%	0.09%	–0.81%	–0.82%	0.02%
SINCE INCEPTION (1)	3.14%	2.65%	9.97%	0.42%	0.36%	1.30%

(1)

For the period February 23, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The Bloomberg Barclays EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Brazil Letras do Tesouro Nacional 0.00% 7/1/2020	2.2%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2023	1.7
Colombian TES 7.50% 8/26/2026	1.4
Korea Treasury Bond 1.25% 12/10/2019	1.2
Brazil Letras do Tesouro Nacional 0.00% 7/1/2021	1.1
TOTAL	7.6%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Foreign Government Obligations	96.6%
Short-Term Investment	0.6
Other Assets in Excess of Liabilities	2.8
TOTAL	100.0%

Top Ten Countries as of June 30, 2018

Description	% of Total Investments
Brazil	12.9%
South Korea	12.8
Malaysia	8.4
Mexico	8.0
Indonesia	7.1
Russia	4.7
Thailand	4.6
South Africa	4.6
Colombia	4.4
Poland	4.3
TOTAL	71.8%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. The Fund’s benchmark is the S&P Municipal Yield Index (the “Index”).

For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.53%, and the Index was 5.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Interest rate increases and the relative performance of the municipal bonds in certain states and sectors were the primary drivers of Fund performance during the Reporting Period.

During the Reporting Period municipal interest rates increased for the across all maturities which had a negative impact on performance. Increased interest rates were more pronounced in the shorter maturities which produced a flattening of the municipal yield curve.

Overall the Fund’s duration profile was slightly short that of the Index, which had a positive impact on performance. Municipal bonds from the States of Illinois, Ohio and New York positively impacted performance. Municipal bonds in Illinois in particular contributed positively to performance as the fiscal situation in that state improved. The Fund’s nursing home sector bonds and higher coupon holdings outperformed relative to the Index.

The Fund was underweight in long duration zero coupon tobacco bonds, which contributed to the Fund’s underperformance because many of these securities were refunded during the Reporting Period. The Fund was also underweight in other long duration bonds (i.e., bonds with maturity dates of at least 20 years) that had positive returns during the Reporting Period, which contributed to the Fund’s underperformance.

The Index dropped defaulted bonds from inclusion on October 1, 2017. The Fund was forced to liquidate recently defaulted bonds from Puerto Rico, which had a negative impact on the Fund’s performance.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were the Fund’s holdings in the States of Illinois, Texas, Florida and Ohio. The top negative contributors to the Fund’s performance during the Reporting Period were its Puerto Rico holdings and long duration zero coupon tobacco bonds.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Municipal Yield Index*	Net Asset Value	Market Value	S&P Municipal Yield Index*
ONE YEAR	2.53%	3.12%	5.23%	2.53%	3.12%	5.23%
FIVE YEARS	28.10%	30.15%	31.17%	5.08%	5.41%	5.58%
SINCE INCEPTION (1)	56.82%	56.70%	65.55%	6.43%	6.42%	7.24%

(1)

For the period April 13, 2011 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

*

The S&P Municipal Yield Index is designed to measure the performance of high yield municipal bonds issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Children’s Trust Fund, Tobacco Settlement Revenue 5.63% 5/15/2043	0.7%
New York Liberty Development Corp., Revenue 5.00% 11/15/2044	0.7
Public Finance Authority Revenue 6.75% 12/1/2042	0.6
Chicago Board of Education, General Obligation 7.00% 12/1/2044	0.7
State of Illinois, General Obligation 5.00% 11/1/2027	0.6
TOTAL	3.3%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2018

% of Net Assets
Municipal Bonds & Notes	98.2%
Short-Term Investment	0.6
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%

The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50% (0.45% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and reimburse certain expenses, until October 31, 2018, so that the Net annual Fund operating expenses of the Fund will be limited to 0.45% of the Fund’s average daily net assets before application of any fees and expenses.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Notes to Performance Summaries” on page 1 for more information.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED) (CONTINUED)

Top Ten States as of June 30, 2018

% of Total Investments
California	13.0%
Illinois	10.9
New York	6.6
Florida	6.3
Texas	6.0
Puerto Rico	5.4
New Jersey	5.0
Ohio	4.6
Pennsylvania	4.0
Colorado	3.6
TOTAL	65.4%

(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
6.00%, 2/15/2026	$1,195,100	$1,455,488
6.13%, 11/15/2027	1,850,100	2,346,501
6.25%, 8/15/2023	995,300	1,161,684
6.38%, 8/15/2027	440,300	565,138
6.50%, 11/15/2026	778,500	991,490
6.63%, 2/15/2027	696,400	898,356
6.75%, 8/15/2026	750,200	964,352
6.88%, 8/15/2025	593,300	748,733
7.13%, 2/15/2023	799,400	951,342
7.25%, 8/15/2022	1,108,700	1,305,206
7.50%, 11/15/2024	1,331,500	1,696,730
7.63%, 11/15/2022	100,500	120,767
7.63%, 2/15/2025	1,694,500	2,186,159
8.00%, 11/15/2021	944,100	1,106,023
8.13%, 8/15/2021	2,425,100	2,822,453
Treasury Notes:
1.13%, 7/31/2021	1,198,100	1,144,976
1.13%, 8/31/2021	4,521,300	4,313,998
1.13%, 9/30/2021	5,212,300	4,966,488
1.25%, 10/31/2021	5,228,800	4,995,909
1.38%, 6/30/2023	4,042,700	3,786,676
1.38%, 8/31/2023	4,251,000	3,971,072
1.38%, 9/30/2023	4,611,400	4,302,067
1.50%, 1/31/2022	5,285,400	5,074,248
1.50%, 2/28/2023	4,973,600	4,708,706
1.50%, 3/31/2023	4,981,700	4,711,692
1.50%, 8/15/2026	9,389,200	8,480,983
1.63%, 8/15/2022	3,360,900	3,219,675
1.63%, 8/31/2022	4,917,000	4,709,159
1.63%, 11/15/2022	5,503,200	5,257,537
1.63%, 4/30/2023	4,241,900	4,030,526
1.63%, 5/31/2023	4,129,000	3,920,362
1.63%, 10/31/2023	5,025,000	4,744,655
1.63%, 2/15/2026	9,970,000	9,149,269
1.63%, 5/15/2026	9,487,300	8,680,215
1.75%, 11/30/2021	5,180,500	5,027,675
1.75%, 2/28/2022	4,436,400	4,293,015
1.75%, 3/31/2022	4,318,200	4,175,483
1.75%, 4/30/2022	4,540,600	4,385,448
1.75%, 5/15/2022	3,815,100	3,683,555
1.75%, 5/31/2022	5,480,200	5,289,051
1.75%, 6/30/2022	5,135,800	4,952,298
1.75%, 9/30/2022	4,763,200	4,581,722
1.75%, 1/31/2023	4,377,900	4,195,517
1.75%, 5/15/2023	8,103,700	7,742,923
1.88%, 11/30/2021	5,214,100	5,081,505
1.88%, 2/28/2022	5,363,700	5,214,643
1.88%, 3/31/2022	4,912,000	4,771,222
1.88%, 4/30/2022	4,984,200	4,836,867
1.88%, 5/31/2022	4,472,400	4,337,244
1.88%, 7/31/2022	5,048,000	4,887,373
1.88%, 8/31/2022	6,342,000	6,135,885
1.88%, 9/30/2022	5,829,400	5,635,806
1.88%, 10/31/2022	4,260,600	4,115,995
1.88%, 8/31/2024	4,289,900	4,070,000
2.00%, 10/31/2021	4,673,000	4,575,708
2.00%, 11/15/2021	6,353,200	6,220,037
2.00%, 12/31/2021	4,991,400	4,880,841
2.00%, 2/15/2022	4,412,000	4,310,303
2.00%, 7/31/2022	4,343,800	4,226,474
2.00%, 10/31/2022	5,330,600	5,176,172
2.00%, 11/30/2022	10,075,700	9,780,683
2.00%, 2/15/2023	7,543,500	7,309,048
2.00%, 4/30/2024	4,216,700	4,039,472
2.00%, 5/31/2024	4,309,300	4,125,336
2.00%, 6/30/2024	4,174,700	3,993,351
2.00%, 2/15/2025	11,133,000	10,590,711
2.00%, 8/15/2025	9,881,900	9,363,100
2.00%, 11/15/2026	9,879,200	9,260,466
2.13%, 8/15/2021	7,844,800	7,724,147
2.13%, 12/31/2021	5,010,200	4,920,267
2.13%, 6/30/2022	4,960,200	4,853,407
2.13%, 12/31/2022	10,217,200	9,961,054
2.13%, 11/30/2023	4,118,900	3,987,466
2.13%, 2/29/2024	4,196,500	4,054,323
2.13%, 3/31/2024	4,158,500	4,014,450
2.13%, 7/31/2024	4,153,700	3,998,933
2.13%, 9/30/2024	4,165,000	4,004,606
2.13%, 11/30/2024	4,194,800	4,028,350
2.13%, 5/15/2025	10,519,300	10,067,707
2.25%, 7/31/2021	1,366,300	1,350,970
2.25%, 12/31/2023	4,059,000	3,952,126
2.25%, 1/31/2024	3,984,200	3,876,866
2.25%, 10/31/2024	4,634,600	4,486,895
2.25%, 11/15/2024	9,813,300	9,496,919
2.25%, 12/31/2024	4,233,400	4,094,671
2.25%, 11/15/2025	11,486,600	11,049,994
2.25%, 2/15/2027	10,483,600	10,007,330
2.25%, 8/15/2027	10,375,300	9,876,352
2.25%, 11/15/2027	9,817,700	9,333,491
2.38%, 1/31/2023	4,969,500	4,895,753
2.38%, 8/15/2024	10,585,200	10,335,707
2.38%, 5/15/2027	9,245,500	8,904,711
2.50%, 3/31/2023	5,614,600	5,559,296
2.50%, 8/15/2023	6,537,600	6,461,764
2.50%, 5/15/2024	9,923,800	9,769,485
2.50%, 1/31/2025	4,343,200	4,264,241
2.63%, 2/28/2023	5,614,600	5,592,254
2.63%, 6/30/2023	3,250,000	3,234,302
2.63%, 3/31/2025	4,424,600	4,374,691
2.75%, 4/30/2023	7,336,000	7,343,483
2.75%, 5/31/2023	6,282,400	6,290,567
2.75%, 11/15/2023	8,486,700	8,485,427
2.75%, 2/15/2024	7,547,000	7,538,321
2.75%, 2/28/2025	4,400,400	4,385,307
2.75%, 6/30/2025	4,750,000	4,731,000
2.88%, 4/30/2025	4,174,100	4,191,047
2.88%, 5/31/2025	5,030,700	5,050,521
2.88%, 5/15/2028	6,105,900	6,119,211
U.S. Treasury Notes:
1.25%, 7/31/2023	4,434,600	4,121,828
1.88%, 1/31/2022	5,870,100	5,711,138
2.00%, 8/31/2021	5,725,000	5,613,649

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
2.13%, 9/30/2021	$4,880,200	$4,801,385
2.75%, 2/15/2028	10,955,500	10,861,392

TOTAL U.S. TREASURY OBLIGATIONS (Cost $589,851,488)		576,530,368

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $172,553)	172,553	172,553

TOTAL INVESTMENTS — 99.2% (Cost $590,024,041)		576,702,921
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		4,437,057

NET ASSETS — 100.0%		$581,139,978

(a)	Amount is less than 0.05% of net assets.
(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$576,530,368	$—	$576,530,368
Short-Term Investment	172,553	—	—	172,553

TOTAL INVESTMENTS	$172,553	$576,530,368	$—	$576,702,921

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,972,982	$8,972,982	$72,516,244	$81,316,673	$—	$—	172,553	$172,553	$16,377	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,716,993	2,716,993	163,347,331	166,064,324	—	—	—	—	22,014	—

TOTAL		$11,689,975	$235,863,575	$247,380,997	$—	$—		$172,553	$38,391	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$11,000	$11,088
4.20%, 4/15/2024	13,000	13,081
Omnicom Group, Inc./Omnicom Capital, Inc. 6.25%, 7/15/2019	11,000	11,354
WPP Finance 2010 3.63%, 9/7/2022	19,000	18,519

		54,042

AEROSPACE & DEFENSE — 1.7%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,001
Boeing Co.:
2.80%, 3/1/2027	38,000	35,817
5.88%, 2/15/2040	4,000	5,059
General Dynamics Corp. 2.25%, 11/15/2022	22,000	21,072
Harris Corp. 5.05%, 4/27/2045	38,000	39,502
L3 Technologies, Inc.:
3.85%, 6/15/2023	8,000	7,984
3.85%, 12/15/2026	19,000	18,321
Lockheed Martin Corp.:
3.80%, 3/1/2045	25,000	22,980
4.07%, 12/15/2042	8,000	7,698
4.25%, 11/15/2019	50,000	50,940
Raytheon Co.:
3.13%, 10/15/2020	11,000	11,048
4.88%, 10/15/2040	4,000	4,508
United Technologies Corp.:
3.10%, 6/1/2022	4,000	3,950
4.15%, 5/15/2045	8,000	7,448
4.50%, 4/15/2020	11,000	11,289
5.70%, 4/15/2040	8,000	9,075
6.13%, 7/15/2038	5,000	5,869

		266,561

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	19,000	18,884
4.00%, 1/31/2024 (a)	8,000	8,100
4.50%, 5/2/2043	5,000	4,813
5.38%, 1/31/2044	16,000	17,310
9.25%, 8/6/2019	5,000	5,336
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	38,000	34,955
4.02%, 4/16/2043	19,000	18,515
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	22,000	20,695
Philip Morris International, Inc.:
2.90%, 11/15/2021	38,000	37,451
3.88%, 8/21/2042	3,000	2,693
Reynolds American, Inc. 5.85%, 8/15/2045	9,000	9,858

		178,610

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	11,864	12,196
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	14,507	13,922

		26,118

APPAREL — 0.0% (b)
VF Corp. 6.45%, 11/1/2037	5,000	6,280

AUTO MANUFACTURERS — 1.3%
American Honda Finance Corp. Series MTN, 2.25%, 8/15/2019	76,000	75,563
Daimler Finance North America LLC 8.50%, 1/18/2031	21,000	29,620
General Motors Co. 4.88%, 10/2/2023	13,000	13,358
General Motors Financial Co., Inc.:
3.70%, 11/24/2020 (a)	11,000	11,048
4.00%, 1/15/2025	10,000	9,736
4.35%, 4/9/2025	20,000	19,773
Toyota Motor Credit Corp.:
Series GMTN, 2.70%, 1/11/2023	25,000	24,323
Series MTN, 2.15%, 3/12/2020	25,000	24,675

		208,096

AUTO PARTS & EQUIPMENT — 1.0%
Aptiv PLC 4.25%, 1/15/2026	38,000	37,936
BorgWarner, Inc.:
4.38%, 3/15/2045	19,000	18,007
4.63%, 9/15/2020	19,000	19,478
Lear Corp. 5.38%, 3/15/2024	38,000	39,257
Magna International, Inc. 4.15%, 10/1/2025	38,000	38,609

		153,287

BANKS — 14.9%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.25%, 11/9/2020	50,000	48,825
Series MTN, 2.63%, 11/9/2022	50,000	48,095
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020 (a)	50,000	49,567
Banco Santander SA 3.50%, 4/11/2022	75,000	73,152
Bank of America Corp.:
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	32,000	31,043
Series MTN, 4.00%, 4/1/2024	11,000	11,099
Series MTN, 5.00%, 1/21/2044	16,000	16,935
Bank of New York Mellon Corp. Series MTN, 2.30%, 9/11/2019	19,000	18,894
Bank of Nova Scotia Series BKNT, 1.95%, 1/15/2019	38,000	37,862
Barclays PLC 3.65%, 3/16/2025	8,000	7,503
BB&T Corp. Series MTN, 2.75%, 4/1/2022	10,000	9,777
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	11,000	11,431
Branch Banking & Trust Co. Series BKNT, 1.45%, 5/10/2019	19,000	18,794
Capital One Financial Corp. 4.75%, 7/15/2021	3,000	3,102
Citigroup, Inc. 4.50%, 1/14/2022	19,000	19,569
Citizens Bank NA/Providence RI 2.25%, 3/2/2020	40,000	39,336

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	$57,000	$56,192
Compass Bank Series BKNT, 2.88%, 6/29/2022	65,000	62,793
Credit Suisse AG:
Series GMTN, 2.30%, 5/28/2019	50,000	49,760
Series MTN, 4.38%, 8/5/2020	3,000	3,071
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	38,000	37,747
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	18,576
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	49,822
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	11,000	11,002
3.63%, 1/22/2023	3,000	2,982
5.25%, 7/27/2021	8,000	8,404
HSBC Holdings PLC:
3.90%, 5/25/2026 (a)	50,000	48,823
4.00%, 3/30/2022	11,000	11,171
HSBC USA, Inc. 2.35%, 3/5/2020	50,000	49,405
Huntington National Bank 2.88%, 8/20/2020	38,000	37,764
ING Groep NV:
3.15%, 3/29/2022	50,000	49,045
3.95%, 3/29/2027	30,000	29,321
Intesa Sanpaolo SpA 5.25%, 1/12/2024	72,000	70,543
JPMorgan Chase & Co.:
3.20%, 1/25/2023	3,000	2,951
4.50%, 1/24/2022	19,000	19,658
KeyBank NA Series BKNT, 1.60%, 8/22/2019	50,000	49,290
Lloyds Bank PLC 6.38%, 1/21/2021	22,000	23,585
Lloyds Banking Group PLC 3.10%, 7/6/2021	76,000	75,010
Manufacturers & Traders Trust Co.:
Series BKNT, 2.25%, 7/25/2019	50,000	49,651
Series BKNT, 2.63%, 1/25/2021	30,000	29,522
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 3/1/2021	22,000	21,766
3.46%, 3/2/2023	25,000	24,772
Morgan Stanley:
6.38%, 7/24/2042	8,000	9,795
Series GMTN, 2.38%, 7/23/2019	38,000	37,795
Series MTN, 6.25%, 8/9/2026	8,000	9,025
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	10,987
National Australia Bank, Ltd.:
Series GMTN, 2.50%, 5/22/2022	25,000	23,955
Series GMTN, 2.63%, 7/23/2020	25,000	24,705
National Bank of Canada 2.15%, 6/12/2020	75,000	73,481
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	24,207
3.38%, 8/23/2021	21,000	21,169
PNC Bank NA Series BKNT, 1.45%, 7/29/2019	25,000	24,647
PNC Financial Services Group, Inc. 3.30%, 3/8/2022	25,000	24,904
Regions Bank 2.25%, 9/14/2018	48,000	47,977
Regions Financial Corp. 2.75%, 8/14/2022	50,000	48,232
Royal Bank of Canada Series GMTN, 2.20%, 7/27/2018	11,000	10,998
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	40,000	38,886
4.80%, 4/5/2026	25,000	25,149
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	25,000	24,234
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	50,000	49,538
3.70%, 3/28/2022	38,000	37,462
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	25,000	24,070
Santander UK PLC:
2.38%, 3/16/2020	50,000	49,245
3.05%, 8/23/2018	19,000	19,015
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	75,000	73,662
Sumitomo Mitsui Financial Group, Inc. 2.63%, 7/14/2026	38,000	34,646
SunTrust Bank Series BKNT, 2.45%, 8/1/2022	25,000	24,060
SunTrust Banks, Inc. 2.50%, 5/1/2019	25,000	24,946
Svenska Handelsbanken AB:
Series GMTN, 2.40%, 10/1/2020	25,000	24,547
Series MTN, 2.25%, 6/17/2019	25,000	24,870
Toronto-Dominion Bank Series MTN, 2.25%, 11/5/2019	38,000	37,704
UBS AG Series GMTN, 2.38%, 8/14/2019	19,000	18,881
Westpac Banking Corp. 1.60%, 8/19/2019	50,000	49,292

		2,309,694

BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	7,029
4.00%, 4/13/2028	25,000	24,929
4.60%, 4/15/2048	25,000	24,615
8.00%, 11/15/2039	3,000	4,259
Coca-Cola Co.:
1.55%, 9/1/2021	50,000	47,827
2.88%, 10/27/2025	30,000	28,764
Coca-Cola European Partners PLC 3.50%, 9/15/2020	19,000	19,007
Diageo Capital PLC 2.63%, 4/29/2023	11,000	10,643
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	37,414
Dr Pepper Snapple Group, Inc. 7.45%, 5/1/2038	6,000	7,572
Molson Coors Brewing Co. 4.20%, 7/15/2046 (a)	25,000	22,384
PepsiCo, Inc.:
3.13%, 11/1/2020	11,000	11,055
3.60%, 3/1/2024	8,000	8,090
4.60%, 7/17/2045	8,000	8,617

		262,205

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.8%
Biogen, Inc.:
3.63%, 9/15/2022 (a)	$19,000	$18,996
5.20%, 9/15/2045	3,000	3,174
Celgene Corp.:
2.25%, 5/15/2019	38,000	37,816
2.88%, 8/15/2020	8,000	7,935
4.63%, 5/15/2044	38,000	35,302
Gilead Sciences, Inc. 4.50%, 2/1/2045	16,000	15,991

		119,214

BUILDING MATERIALS — 0.6%
Johnson Controls International PLC:
4.63%, 7/2/2044 (d)	11,000	10,775
3.63%, 7/2/2024 (d)	8,000	7,886
Masco Corp. 4.38%, 4/1/2026	76,000	75,482

		94,143

CHEMICALS — 1.6%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	11,000	11,174
Eastman Chemical Co. 2.70%, 1/15/2020	41,000	40,740
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	22,046
5.25%, 7/15/2043 (a)	5,000	5,205
Methanex Corp. 4.25%, 12/1/2024	19,000	18,747
Monsanto Co.:
3.38%, 7/15/2024	8,000	7,671
3.60%, 7/15/2042	7,000	5,738
3.95%, 4/15/2045	38,000	33,190
Mosaic Co. 4.88%, 11/15/2041	5,000	4,545
PPG Industries, Inc. 3.60%, 11/15/2020	19,000	19,192
Praxair, Inc. 2.65%, 2/5/2025	19,000	18,011
RPM International, Inc.:
3.45%, 11/15/2022	11,000	10,869
6.13%, 10/15/2019	5,000	5,181
Westlake Chemical Corp.:
3.60%, 8/15/2026	25,000	23,739
5.00%, 8/15/2046	25,000	25,289

		251,337

COMMERCIAL SERVICES — 1.3%
Block Financial LLC 4.13%, 10/1/2020	38,000	38,323
Ecolab, Inc.:
3.25%, 12/1/2027	35,000	33,477
4.35%, 12/8/2021	9,000	9,296
5.50%, 12/8/2041	3,000	3,531
Equifax, Inc. 3.30%, 12/15/2022	22,000	21,571
Moody’s Corp. 5.50%, 9/1/2020	11,000	11,509
S&P Global, Inc. 4.40%, 2/15/2026	11,000	11,292
Total System Services, Inc. 4.00%, 6/1/2023	50,000	50,190
Verisk Analytics, Inc. 4.00%, 6/15/2025 (a)	16,000	15,751

		194,940

COMPUTERS — 0.3%
HP, Inc. 3.75%, 12/1/2020	3,000	3,026
International Business Machines Corp. 6.22%, 8/1/2027	11,000	12,981
Seagate HDD Cayman 3.75%, 11/15/2018	38,000	38,097

		54,104

COSMETICS/PERSONAL CARE — 0.9%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	21,288
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	19,000	18,240
6.00%, 5/15/2037	11,000	13,554
Procter & Gamble Co. 2.30%, 2/6/2022	38,000	37,045
Unilever Capital Corp. 5.90%, 11/15/2032	38,000	46,816

		136,943

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	19,000	19,557

DIVERSIFIED FINANCIAL SERVICES — 5.8%
Air Lease Corp.:
3.00%, 9/15/2023	43,000	40,746
3.38%, 1/15/2019	11,000	11,021
3.88%, 4/1/2021	5,000	5,041
American Express Co. 3.40%, 2/27/2023	25,000	24,732
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	13,000	12,836
Series MTN, 2.20%, 3/3/2020	25,000	24,669
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	18,642
4.00%, 10/15/2023	27,000	27,605
5.30%, 3/15/2020	36,000	37,299
7.30%, 6/28/2019	5,000	5,210
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	36,740
3.50%, 3/18/2024	19,000	19,135
Series 2, 5.00%, 12/10/2019	38,000	39,181
Brookfield Asset Management, Inc. 4.00%, 1/15/2025 (a)	22,000	21,602
Brookfield Finance LLC 4.00%, 4/1/2024	38,000	37,591
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	10,958
4.45%, 7/22/2020	27,000	27,745
CME Group, Inc.:
3.00%, 3/15/2025	30,000	28,981
5.30%, 9/15/2043	11,000	12,901
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	19,000	19,406
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,322
6.50%, 1/20/2043	3,000	3,109
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	44,184
4.85%, 1/15/2027	25,000	24,303
Legg Mason, Inc. 5.63%, 1/15/2044	8,000	8,343
Mastercard, Inc. 2.00%, 4/1/2019	19,000	18,923
Nasdaq, Inc.:
3.85%, 6/30/2026	3,000	2,905
4.25%, 6/1/2024	44,000	44,355
Nomura Holdings, Inc. 6.70%, 3/4/2020	30,000	31,605
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,109

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.25%, 12/4/2024	$50,000	$47,940
3.70%, 7/18/2027	25,000	24,243
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	36,534
4.95%, 7/15/2046	50,000	51,100
Synchrony Financial 4.25%, 8/15/2024	19,000	18,627
Visa, Inc. 2.80%, 12/14/2022	38,000	37,324

		892,967

ELECTRIC — 6.1%
Alabama Power Co. 4.15%, 8/15/2044	3,000	2,961
Ameren Illinois Co. 4.30%, 7/1/2044	16,000	16,419
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	18,890
5.95%, 5/15/2037	22,000	26,873
6.13%, 4/1/2036	8,000	9,877
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,869
4.50%, 4/1/2044	41,000	43,886
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	13,153
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	19,000	18,577
Series B, 2.90%, 12/1/2026	38,000	35,559
Dominion Energy, Inc. 3.63%, 12/1/2024	8,000	7,849
DTE Electric Co.:
3.70%, 3/15/2045	11,000	10,307
Series A, 6.63%, 6/1/2036	19,000	24,979
Duke Energy Carolinas LLC 6.10%, 6/1/2037	5,000	6,242
Duke Energy Corp. 3.75%, 4/15/2024	8,000	7,972
Duke Energy Progress LLC 3.70%, 10/15/2046	13,000	12,058
Edison International 4.13%, 3/15/2028	50,000	49,232
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	14,312
Eversource Energy 4.50%, 11/15/2019	13,000	13,239
Exelon Corp. 5.15%, 12/1/2020	11,000	11,371
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	50,000	48,562
Series C, 4.85%, 7/15/2047	25,000	25,605
Florida Power & Light Co. 4.13%, 2/1/2042	5,000	5,048
Fortis, Inc. 3.06%, 10/4/2026	100,000	91,289
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	35,704
3.35%, 11/15/2027	50,000	46,797
Kentucky Utilities Co. 5.13%, 11/1/2040	5,000	5,714
Northern States Power Co. 4.85%, 8/15/2040	8,000	8,826
NSTAR Electric Co. 4.40%, 3/1/2044	8,000	8,460
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	11,000	11,903
5.25%, 5/15/2041	5,000	5,731
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	3,000	2,892
4.75%, 2/15/2044	13,000	12,333
PECO Energy Co. 4.15%, 10/1/2044	11,000	11,072
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	19,043
PPL Electric Utilities Corp. 4.13%, 6/15/2044	8,000	8,022
Progress Energy, Inc. 4.40%, 1/15/2021	11,000	11,243
Public Service Co. of Colorado 4.30%, 3/15/2044	16,000	16,420
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	8,000	7,931
Series MTN, 5.50%, 3/1/2040	10,000	11,968
Sempra Energy:
2.40%, 3/15/2020	16,000	15,768
6.00%, 10/15/2039	5,000	5,870
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	19,000	18,629
6.05%, 1/15/2038	11,000	12,542
Southern California Edison Co.:
1.85%, 2/1/2022	3,429	3,337
4.00%, 4/1/2047	38,000	35,457
4.65%, 10/1/2043	3,000	3,051
Southern Co. 2.15%, 9/1/2019	8,000	7,931
Tampa Electric Co. 2.60%, 9/15/2022	16,000	15,389
TransAlta Corp. 6.50%, 3/15/2040	19,000	18,589
Westar Energy, Inc. 4.63%, 9/1/2043	22,000	23,239
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	18,376
5.70%, 12/1/2036	5,000	6,020
Wisconsin Power & Light Co. 5.00%, 7/15/2019	11,000	11,265
Xcel Energy, Inc. 4.70%, 5/15/2020	11,000	11,235

		947,886

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,133
4.25%, 11/15/2020	11,000	11,267
5.25%, 11/15/2039	11,000	12,617

		50,017

ELECTRONICS — 1.4%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	11,000	10,040
5.00%, 7/15/2020	50,000	51,660
Corning, Inc. 4.38%, 11/15/2057	25,000	21,986
Flex, Ltd. 4.75%, 6/15/2025	16,000	16,231
Honeywell International, Inc.:
3.81%, 11/21/2047	25,000	24,396
4.25%, 3/1/2021	11,000	11,331
Jabil, Inc. 3.95%, 1/12/2028 (a)	50,000	47,747
Koninklijke Philips NV:
5.00%, 3/15/2042	3,000	3,327
6.88%, 3/11/2038	5,000	6,673
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	10,782
4.88%, 1/15/2021	11,000	11,409

		215,582

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.8%
Republic Services, Inc.:
2.90%, 7/1/2026 (a)	$22,000	$20,383
3.38%, 11/15/2027	30,000	28,432
5.25%, 11/15/2021	4,000	4,238
Waste Management, Inc. 2.90%, 9/15/2022	76,000	74,721

		127,774

FOOD — 1.9%
Campbell Soup Co. 4.25%, 4/15/2021	5,000	5,084
Delhaize America LLC 9.00%, 4/15/2031	12,000	16,284
General Mills, Inc. 3.65%, 2/15/2024	10,000	9,861
Hershey Co. 4.13%, 12/1/2020	11,000	11,281
Ingredion, Inc. 3.20%, 10/1/2026	19,000	17,704
JM Smucker Co. 2.50%, 3/15/2020	38,000	37,553
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	55,000	59,937
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	19,000	17,139
4.63%, 1/30/2029	25,000	24,823
5.00%, 6/4/2042	3,000	2,875
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	18,003
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	50,447
Tyson Foods, Inc. 2.65%, 8/15/2019	19,000	18,925

		289,916

FOREST PRODUCTS & PAPER — 0.5%
International Paper Co.:
3.00%, 2/15/2027 (a)	25,000	22,649
4.75%, 2/15/2022	3,000	3,112
5.15%, 5/15/2046	50,000	51,102

		76,863

GAS — 1.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	22,000	20,834
4.13%, 10/15/2044	50,000	49,489
4.15%, 1/15/2043	16,000	15,930
National Fuel Gas Co. 3.75%, 3/1/2023	19,000	18,719
NiSource, Inc.:
3.95%, 3/30/2048	38,000	35,006
5.65%, 2/1/2045	5,000	5,703
5.95%, 6/15/2041	5,000	5,907
Southern California Gas Co. 4.45%, 3/15/2044	3,000	3,222
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	2,991
5.25%, 8/15/2019	11,000	11,250

		169,051

HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories 6.15%, 11/30/2037	5,000	5,952
Becton Dickinson and Co. 3.73%, 12/15/2024	8,000	7,812
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	18,787
6.00%, 1/15/2020	38,000	39,543
7.38%, 1/15/2040	3,000	4,048
Danaher Corp. 3.35%, 9/15/2025	38,000	37,399
Medtronic, Inc.:
3.50%, 3/15/2025	23,000	22,730
4.50%, 3/15/2042	11,000	11,374
Stryker Corp.:
3.38%, 5/15/2024	19,000	18,653
4.10%, 4/1/2043	8,000	7,486
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	13,000	12,932
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	18,838
3.55%, 4/1/2025	38,000	36,303

		241,857

HEALTH CARE SERVICES — 2.4%
Aetna, Inc.:
2.80%, 6/15/2023	38,000	36,229
6.63%, 6/15/2036	5,000	6,163
Anthem, Inc. 3.13%, 5/15/2022	11,000	10,836
Cigna Corp.:
3.05%, 10/15/2027	50,000	45,001
3.88%, 10/15/2047	25,000	21,327
5.38%, 2/15/2042	25,000	26,899
Humana, Inc.:
2.63%, 10/1/2019	38,000	37,788
4.80%, 3/15/2047	38,000	39,095
4.95%, 10/1/2044	11,000	11,486
8.15%, 6/15/2038	5,000	7,083
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	8,000	8,219
Quest Diagnostics, Inc.:
3.45%, 6/1/2026 (a)	22,000	21,031
4.70%, 4/1/2021	19,000	19,604
UnitedHealth Group, Inc.:
3.50%, 6/15/2023	25,000	25,053
3.75%, 7/15/2025	4,000	4,000
3.88%, 10/15/2020	11,000	11,177
4.25%, 3/15/2043	19,000	18,895
4.63%, 7/15/2035	16,000	16,888

		366,774

HOUSEHOLD PRODUCTS & WARES — 0.6%
Clorox Co.:
3.10%, 10/1/2027	19,000	17,852
3.50%, 12/15/2024	8,000	7,935
3.80%, 11/15/2021	11,000	11,181
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	54,823
3.70%, 6/1/2043	3,000	2,821

		94,612

INSURANCE — 4.7%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	35,643
6.45%, 8/15/2040	4,000	4,916
Allstate Corp.:
3.15%, 6/15/2023	8,000	7,919
3.28%, 12/15/2026	38,000	36,586
4.20%, 12/15/2046	38,000	37,319
4.50%, 6/15/2043	11,000	11,282

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Alterra Finance LLC 6.25%, 9/30/2020	$11,000	$11,544
Aon PLC:
3.50%, 6/14/2024	19,000	18,525
3.88%, 12/15/2025	38,000	37,499
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	4,841
3.35%, 5/15/2024	3,000	2,957
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	77,389
5.75%, 8/15/2021	5,000	5,306
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	14,262
5.13%, 4/15/2022	16,000	16,887
Lincoln National Corp.:
3.80%, 3/1/2028 (a)	50,000	47,702
4.00%, 9/1/2023	3,000	3,036
6.25%, 2/15/2020	2,000	2,094
Loews Corp.:
3.75%, 4/1/2026	87,000	85,553
6.00%, 2/1/2035	5,000	5,820
Manulife Financial Corp.:
4.15%, 3/4/2026 (a)	48,000	47,943
4.90%, 9/17/2020	11,000	11,344
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	19,000	18,618
4.80%, 7/15/2021	8,000	8,318
MetLife, Inc.:
3.60%, 4/10/2024	4,000	3,969
5.70%, 6/15/2035	3,000	3,417
Progressive Corp.:
2.45%, 1/15/2027	38,000	34,316
3.75%, 8/23/2021	11,000	11,135
4.35%, 4/25/2044	19,000	19,248
Prudential Financial, Inc.:
3.94%, 12/7/2049	25,000	22,527
Series MTN, 4.60%, 5/15/2044 (a)	16,000	16,164
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	3,000	3,126
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	22,089
Unum Group 4.00%, 3/15/2024	3,000	2,977
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	39,983

		732,254

INTERNET — 1.5%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	19,000	19,048
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	38,332
3.63%, 5/19/2021	11,000	11,248
Amazon.com, Inc. 2.50%, 11/29/2022	19,000	18,466
Baidu, Inc.:
2.88%, 7/6/2022	25,000	24,082
4.13%, 6/30/2025	25,000	24,842
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	36,192
eBay, Inc.:
2.60%, 7/15/2022	4,000	3,814
4.00%, 7/15/2042	19,000	16,508
Expedia Group, Inc.:
5.95%, 8/15/2020	8,000	8,405
3.80%, 2/15/2028	38,000	34,892

		235,829

INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 3.63%, 1/19/2022	26,000	25,370

IRON/STEEL — 1.0%
Nucor Corp.:
3.95%, 5/1/2028	50,000	49,930
5.20%, 8/1/2043	26,000	29,156
6.40%, 12/1/2037	5,000	6,270
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	12,796
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	54,253
6.88%, 11/10/2039 (a)	5,000	5,648

		158,053

LEISURE TIME — 0.3%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	50,000	46,292

LODGING — 0.3%
Marriott International, Inc.:
3.38%, 10/15/2020	16,000	16,048
3.75%, 3/15/2025	3,000	2,946
Wyndham Destinations, Inc. 4.25%, 3/1/2022	22,000	21,423

		40,417

MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	7,851
4.38%, 5/8/2042	3,000	3,068
Caterpillar, Inc.:
3.40%, 5/15/2024 (a)	38,000	37,892
3.90%, 5/27/2021	11,000	11,251

		60,062

MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC 4.38%, 4/5/2022	25,000	25,078
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	23,313
Cummins, Inc.:
3.65%, 10/1/2023	13,000	13,163
7.13%, 3/1/2028	5,000	6,161
Deere & Co. 5.38%, 10/16/2029	5,000	5,688
John Deere Capital Corp.:
2.25%, 4/17/2019	11,000	10,971
Series MTN, 2.65%, 6/24/2024	22,000	20,967
Rockwell Automation, Inc.:
2.05%, 3/1/2020	8,000	7,864
2.88%, 3/1/2025	16,000	15,239
Roper Technologies, Inc.:
2.05%, 10/1/2018	19,000	18,976
6.25%, 9/1/2019	11,000	11,392
Xylem, Inc.4.88%, 10/1/2021	27,000	28,188

		187,000

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
MEDIA — 2.6%
CBS Corp.:
2.90%, 1/15/2027	$13,000	$11,575
7.88%, 7/30/2030	5,000	6,211
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 5/1/2047	38,000	34,932
Comcast Corp.4.65%, 7/15/2042	11,000	10,658
Discovery Communications LLC 4.90%, 3/11/2026 (a)	13,000	13,334
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	16,758
8.50%, 3/11/2032	3,000	3,829
Historic TW, Inc. 6.63%, 5/15/2029	40,000	46,865
NBCUniversal Media LLC:
4.45%, 1/15/2043	16,000	15,108
5.15%, 4/30/2020	13,000	13,429
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	29,789
8.63%, 1/15/2019	38,000	39,129
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	41,751
Time Warner Cable LLC:
4.50%, 9/15/2042	8,000	6,618
6.55%, 5/1/2037	11,000	11,630
Viacom, Inc.:
3.88%, 12/15/2021	25,000	24,939
4.25%, 9/1/2023	16,000	15,881
5.85%, 9/1/2043	25,000	24,984
Walt Disney Co.:
2.75%, 8/16/2021	5,000	4,937
Series E, 4.13%, 12/1/2041	11,000	10,704
Series GMTN, 4.13%, 6/1/2044 (a)	11,000	10,606
Warner Media LLC:
3.55%, 6/1/2024	3,000	2,896
4.70%, 1/15/2021	3,000	3,089

		399,652

MINING — 1.8%
Barrick North America Finance LLC 4.40%, 5/30/2021	5,000	5,219
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	49,153
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	38,000	42,601
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	49,298
Newmont Mining Corp.:
3.50%, 3/15/2022	11,000	10,945
4.88%, 3/15/2042	11,000	11,001
5.88%, 4/1/2035	5,000	5,759
6.25%, 10/1/2039	3,000	3,498
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	38,000	37,419
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025 (a)	38,000	38,217
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	10,658
6.75%, 4/16/2040	19,000	22,017

		285,785

MISCELLANEOUS MANUFACTURER — 1.5%
3M Co.:
Series MTN, 2.00%, 8/7/2020	19,000	18,684
Series MTN, 3.88%, 6/15/2044	8,000	7,885
Dover Corp. 5.38%, 3/1/2041	8,000	9,133
Eaton Corp.:
2.75%, 11/2/2022	27,000	26,266
6.95%, 3/20/2019	5,000	5,143
General Electric Co.:
4.50%, 3/11/2044 (a)	8,000	7,842
Series MTN, 4.65%, 10/17/2021	16,000	16,634
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	19,182
3.90%, 9/1/2042 (a)	19,000	18,628
4.88%, 9/15/2041	5,000	5,615
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	58,674
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	38,000	38,731
Series MTN, 6.25%, 5/15/2038	5,000	6,330

		238,747

OFFICE & BUSINESS EQUIPMENT — 0.0% (b)
Xerox Corp.:
3.80%, 5/15/2024	3,000	2,875
4.50%, 5/15/2021	3,000	3,038

		5,913

OIL & GAS — 5.4%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	13,000	13,960
6.45%, 9/15/2036	16,000	18,492
Apache Corp. 4.75%, 4/15/2043	16,000	15,188
BP Capital Markets PLC 3.22%, 4/14/2024	38,000	37,250
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	15,821
6.50%, 2/15/2037	11,000	13,073
Chevron Corp.:
2.90%, 3/3/2024	13,000	12,631
3.19%, 6/24/2023	19,000	18,893
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	24,055
4.38%, 6/1/2024	50,000	50,708
Concho Resources, Inc.:
3.75%, 10/1/2027	38,000	36,547
4.88%, 10/1/2047	38,000	38,358
ConocoPhillips Co. 6.50%, 2/1/2039	8,000	10,214
Devon Energy Corp. 4.75%, 5/15/2042	38,000	37,104
EOG Resources, Inc.:
2.45%, 4/1/2020	7,000	6,920
4.40%, 6/1/2020	11,000	11,242
EQT Corp. 4.88%, 11/15/2021	19,000	19,604
Exxon Mobil Corp.:
1.82%, 3/15/2019	50,000	49,748
3.57%, 3/6/2045	25,000	23,277
Hess Corp.:
4.30%, 4/1/2027	38,000	36,660
5.60%, 2/15/2041	11,000	11,125
7.88%, 10/1/2029	5,000	6,083

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Kerr-McGee Corp. 7.88%, 9/15/2031	$16,000	$20,308
Marathon Oil Corp. 2.80%, 11/1/2022	38,000	36,448
Marathon Petroleum Corp.:
3.40%, 12/15/2020	6,000	6,015
4.75%, 9/15/2044	25,000	23,966
5.13%, 3/1/2021	11,000	11,462
Noble Energy, Inc. 3.85%, 1/15/2028	50,000	47,804
Phillips 66 4.88%, 11/15/2044	22,000	22,754
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	25,712
Shell International Finance B.V.:
4.00%, 5/10/2046	38,000	36,794
4.30%, 9/22/2019	2,000	2,037
Suncor Energy, Inc. 4.00%, 11/15/2047	35,000	32,940
Total Capital International SA 2.88%, 2/17/2022	13,000	12,873
Total Capital SA 4.25%, 12/15/2021	5,000	5,188
Valero Energy Corp.:
4.35%, 6/1/2028	20,000	20,013
4.90%, 3/15/2045	16,000	16,210
6.63%, 6/15/2037	5,000	6,007

		833,484

OIL & GAS SERVICES — 0.6%
Halliburton Co.:
4.50%, 11/15/2041	5,000	4,962
6.70%, 9/15/2038	5,000	6,073
National Oilwell Varco, Inc. 3.95%, 12/1/2042	25,000	21,150
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	58,500

		90,685

PACKAGING & CONTAINERS — 0.7%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	33,041
4.50%, 11/1/2023	8,000	8,282
WestRock MWV LLC 8.20%, 1/15/2030	33,000	43,522
WestRock RKT Co.:
3.50%, 3/1/2020	11,000	11,022
4.90%, 3/1/2022	16,000	16,680

		112,547

PHARMACEUTICALS — 3.6%
AbbVie, Inc.:
2.90%, 11/6/2022 (a)	19,000	18,425
4.40%, 11/6/2042	11,000	10,445
Allergan Funding SCS 4.85%, 6/15/2044	38,000	36,696
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	36,065
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	24,045
3.13%, 6/12/2027	25,000	23,479
4.00%, 9/18/2042	3,000	2,820
4.38%, 11/16/2045	25,000	24,756
Bristol-Myers Squibb Co. 3.25%, 11/1/2023	19,000	18,902
Cardinal Health, Inc. 4.50%, 11/15/2044	8,000	7,218
CVS Health Corp.:
2.75%, 12/1/2022	3,000	2,880
3.38%, 8/12/2024	11,000	10,622
Eli Lilly & Co. 5.55%, 3/15/2037	38,000	45,699
Express Scripts Holding Co. 4.75%, 11/15/2021	19,000	19,612
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	50,000	49,983
5.38%, 4/15/2034	5,000	5,711
Johnson & Johnson 5.85%, 7/15/2038	24,000	30,517
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	13,000	13,519
Merck & Co., Inc.:
2.75%, 2/10/2025	13,000	12,427
2.80%, 5/18/2023	11,000	10,767
3.70%, 2/10/2045	3,000	2,853
3.88%, 1/15/2021	11,000	11,223
Novartis Capital Corp. 3.40%, 5/6/2024	19,000	18,966
Pfizer, Inc.:
3.00%, 6/15/2023	5,000	4,934
7.20%, 3/15/2039	13,000	18,012
Sanofi 4.00%, 3/29/2021	38,000	38,926
Zoetis, Inc.:
3.25%, 2/1/2023	49,000	48,147
4.70%, 2/1/2043	3,000	3,098

		550,747

PIPELINES — 4.3%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	36,752
4.45%, 7/15/2027	38,000	36,890
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,278
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	16,000	15,364
4.40%, 3/15/2027	13,000	12,338
5.00%, 5/15/2044	19,000	16,809
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	19,000	19,215
Enbridge, Inc. 3.50%, 6/10/2024	27,000	26,158
Energy Transfer Partners L.P.:
5.20%, 2/1/2022	8,000	8,308
9.00%, 4/15/2019	5,000	5,228
EnLink Midstream Partners L.P. 5.60%, 4/1/2044	38,000	33,337
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	10,845
4.85%, 3/15/2044	11,000	10,955
5.10%, 2/15/2045	25,000	25,778
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	16,072
6.50%, 9/1/2039	3,000	3,278
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	19,000	16,971
6.55%, 7/15/2019	11,000	11,390
MPLX L.P. 4.13%, 3/1/2027	38,000	36,500
ONEOK Partners L.P.:
3.20%, 9/15/2018	38,000	38,023
3.38%, 10/1/2022	38,000	37,511
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	19,000	18,787
3.61%, 2/15/2025	3,000	2,882

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	$11,000	$9,681
4.90%, 2/15/2045	25,000	22,792
5.75%, 1/15/2020	11,000	11,358
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,465
Spectra Energy Partners L.P. 3.38%, 10/15/2026	6,000	5,562
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	38,616
4.65%, 2/15/2022	4,000	4,084
4.95%, 1/15/2043	11,000	9,528
TransCanada PipeLines, Ltd.:
5.00%, 10/16/2043	8,000	8,211
6.20%, 10/15/2037	5,000	5,730
Western Gas Partners L.P.:
2.60%, 8/15/2018	3,000	2,998
5.38%, 6/1/2021 (a)	19,000	19,704
5.45%, 4/1/2044	38,000	35,958
Williams Partners L.P.:
3.60%, 3/15/2022	16,000	15,925
4.00%, 9/15/2025	3,000	2,930
4.13%, 11/15/2020	16,000	16,209

		661,420

REAL ESTATE — 0.5%
CBRE Services, Inc. 4.88%, 3/1/2026	22,000	22,904
Prologis L.P. 3.75%, 11/1/2025	62,000	62,007

		84,911

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Alexandria Real Estate Equities, Inc.:
4.00%, 1/15/2024	15,000	15,095
4.50%, 7/30/2029	8,000	7,950
4.60%, 4/1/2022	22,000	22,720
American Tower Corp. 3.40%, 2/15/2019	38,000	38,102
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	19,000	19,166
Boston Properties L.P.:
3.80%, 2/1/2024	19,000	18,899
4.13%, 5/15/2021	30,000	30,539
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	21,000	20,269
4.13%, 6/15/2026	38,000	37,037
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	22,000	21,849
DDR Corp. 3.63%, 2/1/2025	14,000	13,320
ERP Operating L.P.:
3.50%, 3/1/2028	25,000	24,131
4.50%, 7/1/2044	16,000	16,255
4.75%, 7/15/2020	50,000	51,353
HCP, Inc.:
3.40%, 2/1/2025	50,000	47,552
3.75%, 2/1/2019	16,000	16,040
5.38%, 2/1/2021	5,000	5,273
Host Hotels & Resorts L.P. 6.00%, 10/1/2021	16,000	17,056
Mid-America Apartments L.P. 4.00%, 11/15/2025	22,000	21,827
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	36,000	36,338
Realty Income Corp. 3.88%, 7/15/2024	16,000	15,848
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	47,962
Select Income REIT 4.50%, 2/1/2025	19,000	18,337
Simon Property Group L.P.:
3.38%, 10/1/2024	40,000	39,015
4.25%, 10/1/2044	3,000	2,924
Ventas Realty L.P. 3.25%, 10/15/2026	38,000	35,250
Ventas Realty L.P./Ventas Capital Corp. 4.75%, 6/1/2021	5,000	5,153
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	49,978
3.95%, 8/15/2027	55,000	51,340
Welltower, Inc. 5.13%, 3/15/2043	3,000	3,115
Weyerhaeuser Co.:
4.63%, 9/15/2023	11,000	11,448
7.38%, 3/15/2032	11,000	13,982

		775,123

RETAIL — 3.2%
AutoNation, Inc. 4.50%, 10/1/2025 (a)	19,000	18,911
AutoZone, Inc.:
1.63%, 4/21/2019	8,000	7,940
2.88%, 1/15/2023	11,000	10,631
3.13%, 7/15/2023	38,000	36,996
Costco Wholesale Corp.:
1.70%, 12/15/2019	11,000	10,840
2.25%, 2/15/2022	16,000	15,536
Dollar General Corp. 3.25%, 4/15/2023	35,000	34,373
Home Depot, Inc.:
3.75%, 2/15/2024	26,000	26,543
5.40%, 9/15/2040	5,000	5,813
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	19,000	18,626
3.75%, 4/15/2021	11,000	11,185
4.38%, 9/15/2045	12,000	11,961
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	8,000	7,728
3.88%, 1/15/2022	5,000	4,966
McDonald’s Corp. Series MTN, 3.80%, 4/1/2028 (a)	50,000	49,756
Nordstrom, Inc. 4.00%, 10/15/2021	11,000	11,120
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	19,000	18,135
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,260
5.95%, 3/15/2043	16,000	15,097
Target Corp.:
3.88%, 7/15/2020	19,000	19,393
4.00%, 7/1/2042	8,000	7,618
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	16,958
Walgreen Co. 4.40%, 9/15/2042	25,000	22,479
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	52,263
4.80%, 11/18/2044	3,000	2,821
Walmart, Inc. 3.70%, 6/26/2028	50,000	50,476

		499,425

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
SEMICONDUCTORS — 3.7%
Analog Devices, Inc. 3.90%, 12/15/2025	$38,000	$37,669
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,627
5.85%, 6/15/2041	26,000	31,179
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	38,000	37,500
3.63%, 1/15/2024	38,000	36,782
Intel Corp.:
2.35%, 5/11/2022	25,000	24,302
3.15%, 5/11/2027 (a)	25,000	24,230
3.73%, 12/8/2047	25,000	23,524
KLA-Tencor Corp. 4.13%, 11/1/2021	30,000	30,529
Lam Research Corp.:
2.75%, 3/15/2020	30,000	29,819
3.80%, 3/15/2025	22,000	21,904
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	74,753
NVIDIA Corp. 3.20%, 9/16/2026	76,000	73,213
Texas Instruments, Inc.:
2.63%, 5/15/2024	18,000	17,227
2.75%, 3/12/2021	19,000	18,935
Xilinx, Inc.:
2.13%, 3/15/2019	16,000	15,930
2.95%, 6/1/2024	38,000	36,107
3.00%, 3/15/2021	16,000	15,860

		569,090

SOFTWARE — 1.1%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	18,363
Adobe Systems, Inc. 3.25%, 2/1/2025	57,000	55,902
CA, Inc. 5.38%, 12/1/2019	24,000	24,696
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	3,951
3.63%, 10/15/2020	4,000	4,028
5.00%, 10/15/2025	2,000	2,104
Series 10Y, 4.25%, 5/15/2028	20,000	19,959
Fiserv, Inc. 4.63%, 10/1/2020	22,000	22,619
Oracle Corp.:
2.25%, 10/8/2019	8,000	7,953
3.40%, 7/8/2024	8,000	7,921
6.13%, 7/8/2039	5,000	6,166

		173,662

TELECOMMUNICATIONS — 2.3%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	7,863
6.13%, 3/30/2040	8,000	9,366
6.38%, 3/1/2035	38,000	45,047
AT&T, Inc.:
2.30%, 3/11/2019	8,000	7,970
6.38%, 3/1/2041	5,000	5,468
Cisco Systems, Inc. 5.90%, 2/15/2039	5,000	6,187
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	25,000	33,216
Motorola Solutions, Inc.:
3.75%, 5/15/2022	19,000	18,920
4.00%, 9/1/2024	38,000	37,122
Orange SA:
1.63%, 11/3/2019	38,000	37,319
2.75%, 2/6/2019	8,000	7,995
5.50%, 2/6/2044	8,000	8,875
Rogers Communications, Inc. 5.00%, 3/15/2044	11,000	11,436
Telefonica Emisiones SAU 4.57%, 4/27/2023	51,000	52,843
Verizon Communications, Inc.:
4.33%, 9/21/2028 (e)	8,000	7,943
4.75%, 11/1/2041	22,000	21,012
Vodafone Group PLC 4.38%, 2/19/2043	38,000	34,105

		352,687

TEXTILES — 0.1%
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	12,264

TOYS/GAMES/HOBBIES — 0.3%
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	20,393
6.35%, 3/15/2040	19,000	20,854

		41,247

TRANSPORTATION — 1.9%
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	8,000	7,911
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	10,888
3.65%, 2/3/2048	25,000	23,319
6.20%, 6/1/2036	5,000	6,250
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,434
5.75%, 3/15/2033	8,000	8,993
6.13%, 9/15/2115	50,000	60,011
CSX Corp.:
3.35%, 11/1/2025	8,000	7,733
3.70%, 10/30/2020	11,000	11,119
3.80%, 11/1/2046	25,000	22,188
FedEx Corp.:
2.63%, 8/1/2022	16,000	15,551
3.90%, 2/1/2035	19,000	17,749
Norfolk Southern Corp.:
3.15%, 6/1/2027	38,000	35,691
3.25%, 12/1/2021	2,000	1,997
3.94%, 11/1/2047	5,000	4,626
4.80%, 8/15/2043	3,000	3,093
Ryder System, Inc. Series MTN, 2.35%, 2/26/2019	11,000	10,962
Union Pacific Corp.:
4.05%, 3/1/2046	15,000	14,198
4.16%, 7/15/2022	11,000	11,347
4.30%, 6/15/2042	5,000	4,925

		289,985

WATER — 0.1%
American Water Capital Corp. 4.30%, 12/1/2042	8,000	8,078

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
United Utilities PLC 6.88%, 8/15/2028	$11,000	$13,330

		21,408

TOTAL CORPORATE BONDS & NOTES (Cost $15,655,740)		15,292,489

	Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g)	23,331	23,331
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	76,060	76,060

TOTAL SHORT-TERM INVESTMENTS (Cost $99,391)		99,391

TOTAL INVESTMENTS — 99.3% (Cost $15,755,131)		15,391,880
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		103,646

NET ASSETS — 100.0%		$15,495,526

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)

Variable Rate Security — Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(e)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2018.
(h)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$54,042	$—	$54,042
Aerospace & Defense	—	266,561	—	266,561
Agriculture	—	178,610	—	178,610
Airlines	—	26,118	—	26,118
Apparel	—	6,280	—	6,280
Auto Manufacturers	—	208,096	—	208,096
Auto Parts & Equipment	—	153,287	—	153,287
Banks	—	2,309,694	—	2,309,694
Beverages	—	262,205	—	262,205
Biotechnology	—	119,214	—	119,214
Building Materials	—	94,143	—	94,143
Chemicals	—	251,337	—	251,337
Commercial Services	—	194,940	—	194,940
Computers	—	54,104	—	54,104
Cosmetics/Personal Care	—	136,943	—	136,943
Distribution & Wholesale	—	19,557	—	19,557
Diversified Financial Services	—	892,967	—	892,967
Electric	—	947,886	—	947,886
Electrical Components & Equipment	—	50,017	—	50,017
Electronics	—	215,582	—	215,582
Environmental Control	—	127,774	—	127,774
Food	—	289,916	—	289,916

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forest Products & Paper	$—	$76,863	$—	$76,863
Gas	—	169,051	—	169,051
Health Care Products	—	241,857	—	241,857
Health Care Services	—	366,774	—	366,774
Household Products & Wares	—	94,612	—	94,612
Insurance	—	732,254	—	732,254
Internet	—	235,829	—	235,829
Investment Company Security	—	25,370	—	25,370
Iron/Steel	—	158,053	—	158,053
Leisure Time	—	46,292	—	46,292
Lodging	—	40,417	—	40,417
Machinery, Construction & Mining	—	60,062	—	60,062
Machinery-Diversified	—	187,000	—	187,000
Media	—	399,652	—	399,652
Mining	—	285,785	—	285,785
Miscellaneous Manufacturer	—	238,747	—	238,747
Office & Business Equipment	—	5,913	—	5,913
Oil & Gas	—	833,484	—	833,484
Oil & Gas Services	—	90,685	—	90,685
Packaging & Containers	—	112,547	—	112,547
Pharmaceuticals	—	550,747	—	550,747
Pipelines	—	661,420	—	661,420
Real Estate	—	84,911	—	84,911
Real Estate Investment Trusts	—	775,123	—	775,123
Retail	—	499,425	—	499,425
Semiconductors	—	569,090	—	569,090
Software	—	173,662	—	173,662
Telecommunications	—	352,687	—	352,687
Textiles	—	12,264	—	12,264
Toys/Games/Hobbies	—	41,247	—	41,247
Transportation	—	289,985	—	289,985
Water	—	21,408	—	21,408
Short-Term Investments	99,391	—	—	99,391

TOTAL INVESTMENTS	$99,391	$15,292,489	$—	$15,391,880

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,414	$207,414	$3,485,329	$3,669,412	$—	$—	23,331	$23,331	$2,460	$—
State Street Navigator Securities Lending Government Money Market Portfolio	629,470	629,470	2,710,708	3,264,118	—	—	76,060	76,060	6,441	—

TOTAL		$836,884	$6,196,037	$6,933,530	$—	$—		$99,391	$8,901	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.5%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$436,092	$428,681
2.50% 6/1/2028	221,935	218,020
2.50%, 10/1/2029	78,635	76,929
2.50%, 1/1/2031	270,432	264,097
2.50%, 6/1/2031	1,373,965	1,336,131
2.50%, 10/1/2031	1,385,750	1,347,591
2.50%, 12/1/2031	299,956	291,696
2.50%, 2/1/2033	312,193	303,385
3.00%, 10/1/2026	340,363	340,896
3.00%, 12/1/2026	672,274	673,327
3.00%, 10/1/2028	598,487	598,954
3.00%, 2/1/2029	60,100	60,110
3.00%, 5/1/2029	351,673	351,227
3.00%, 7/1/2029	124,702	124,543
3.00%, 8/1/2029	368,063	367,596
3.00%, 9/1/2029	88,956	88,843
3.00%, 2/1/2032	321,526	320,208
3.00%, 5/1/2035	261,714	258,164
3.00%, 7/1/2035	542,353	534,996
3.00%, 4/1/2036	578,973	571,119
3.00%, 11/1/2042	1,318,477	1,287,952
3.00% 2/1/2043	1,529,007	1,493,608
3.00%, 3/1/2043	437,811	427,588
3.00%, 6/1/2043	123,279	120,400
3.00%, 7/1/2043	250,251	244,408
3.00%, 8/1/2043	120,622	117,805
3.00%, 9/1/2043	129,817	126,786
3.00%, 10/1/2043	128,621	125,618
3.00%, 1/1/2045	245,030	238,638
3.00%, 6/1/2045	171,962	167,204
3.00% 7/1/2045	1,369,043	1,331,163
3.00%, 8/1/2045	449,947	437,498
3.00%, 4/1/2046	748,036	724,862
3.00%, 5/1/2046	456,082	441,952
3.00%, 6/1/2046	330,142	319,914
3.00%, 8/1/2046	337,026	326,585
3.00%, 10/1/2046	1,010,119	978,825
3.00% 11/1/2046	1,547,957	1,500,001
3.00%, 1/1/2047	898,383	870,551
3.00%, 2/1/2047	1,098,266	1,064,241
3.50%, 6/1/2019	15,528	15,713
3.50%, 3/1/2021	183,736	186,356
3.50%, 2/1/2026	269,735	273,581
3.50%, 10/1/2026	211,121	214,131
3.50%, 1/1/2029	59,935	60,755
3.50%, 6/1/2029	100,017	101,351
3.50%, 8/1/2029	64,152	65,008
3.50%, 2/1/2030	41,802	42,350
3.50%, 7/1/2035	268,420	270,876
3.50%, 7/1/2042	34,195	34,298
3.50%, 3/1/2043	215,009	215,524
3.50%, 5/1/2043	598,635	600,071
3.50%, 8/1/2043	1,469,029	1,472,553
3.50%, 11/1/2043	116,373	116,652
3.50%, 6/1/2044	252,275	251,859
3.50%, 8/1/2044	114,196	114,008
3.50%, 10/1/2044	96,016	95,857
3.50%, 11/1/2044	194,735	194,414
3.50%, 12/1/2044	449,845	449,103
3.50%, 1/1/2045	102,898	102,728
3.50%, 2/1/2045	429,915	429,206
3.50% 7/1/2045	363,072	362,377
3.50%, 10/1/2045	425,347	424,533
3.50%, 11/1/2045	311,703	311,106
3.50% 12/1/2045	832,873	831,278
3.50%, 1/1/2046	611,228	610,058
3.50%, 3/1/2046	723,783	722,398
3.50%, 5/1/2046	698,856	696,903
3.50%, 9/1/2046	544,605	543,083
3.50%, 12/1/2046	718,684	716,675
3.50%, 2/1/2047	674,297	672,412
3.50%, 4/1/2047	1,459,889	1,453,050
3.50%, 6/1/2047	862,330	858,291
3.50%, 8/1/2047	889,133	884,968
3.50%, 10/1/2047	1,099,586	1,094,434
3.50%, 11/1/2047	312,616	311,151
3.50%, 12/1/2047	622,946	620,027
3.50%, 2/1/2048	1,196,755	1,191,148
3.50%, 5/1/2048	223,216	222,181
4.00%, 5/1/2021	81,726	83,814
4.00%, 6/1/2035	222,929	230,623
4.00%, 10/1/2040	110,413	113,508
4.00%, 12/1/2041	138,573	142,458
4.00%, 4/1/2042	70,282	72,253
4.00%, 6/1/2042	227,616	233,924
4.00%, 10/1/2043	335,418	344,823
4.00% 5/1/2044	172,941	177,299
4.00%, 7/1/2044	305,334	313,028
4.00%, 10/1/2044	268,784	275,557
4.00%, 12/1/2044	72,753	74,586
4.00%, 4/1/2045	111,423	113,983
4.00%, 10/1/2045	359,247	367,501
4.00%, 12/1/2045	513,407	525,202
4.00%, 1/1/2046	1,399,278	1,431,426
4.00%, 1/1/2047	623,434	636,451
4.00%, 6/1/2047	499,788	509,774
4.00%, 7/1/2047	267,561	272,907
4.00%, 8/1/2047	916,650	934,965
4.00%, 9/1/2047	456,533	465,655
4.00%, 11/1/2047	946,022	964,924
4.00%, 12/1/2047	480,175	489,769
4.00%, 4/1/2048	843,916	860,886
4.50%, 2/1/2039	105,510	110,020
4.50%, 7/1/2041	244,061	256,184
4.50%, 9/1/2041	67,555	70,911
4.50%, 10/1/2041	528,150	554,931
4.50%, 10/1/2043	159,854	167,794
4.50% 3/1/2044	343,910	360,995
4.50%, 7/1/2044	670,380	703,685
4.50%, 9/1/2044	431,711	453,159
4.50%, 7/1/2045	589,581	619,476
4.50%, 8/1/2045	72,350	75,923
4.50%, 12/1/2047	740,595	771,718
5.00%, 9/1/2031	165,235	174,451
5.00%, 9/1/2038	48,411	51,700
5.00%, 1/1/2039	114,189	121,946

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.00% 9/1/2039	$335,618	$358,438
5.00%, 12/1/2041	155,942	165,969
5.50%, 1/1/2028	26,797	28,784
5.50%, 9/1/2035	3,937	4,238
5.50%, 6/1/2036	17,234	18,521
5.50%, 12/1/2036	26,989	29,004
5.50%, 7/1/2037	310,368	333,548
5.50%, 4/1/2038	201,735	220,205
5.50%, 5/1/2038	3,206	3,500
5.50%, 8/1/2038	362,697	389,784
6.00%, 7/1/2040	667,374	729,377
TBA, 3.00%, 7/1/2033 (a)	1,300,000	1,290,859
TBA, 3.00%, 7/1/2048 (a)	800,000	774,250
TBA, 3.50%, 7/1/2033 (a)	1,350,000	1,364,449
TBA, 3.50%, 7/1/2048 (a)	1,800,000	1,790,367
TBA, 4.00%, 7/1/2048 (a)	2,100,000	2,140,523
TBA, 4.50%, 7/1/2048 (a)	650,000	676,508
TBA, 5.00%, 7/1/2048 (a)	1,000,000	1,056,953
Federal National Mortgage Association:
2.00%, 11/1/2031	240,609	228,012
2.50% 7/1/2028	590,996	581,015
2.50%, 8/1/2028	296,328	291,323
2.50%, 10/1/2028	140,228	137,859
2.50%, 3/1/2029	471,667	463,915
2.50%, 2/1/2030	114,115	111,608
2.50%, 5/1/2030	146,214	142,892
2.50%, 7/1/2030	129,809	126,860
2.50% 10/1/2031	1,574,778	1,532,648
2.50%, 11/1/2031	977,373	951,226
2.50%, 12/1/2031	554,990	540,142
2.50%, 10/1/2032	137,259	133,506
2.50%, 12/1/2032	328,626	319,640
3.00%, 12/1/2026	86,384	86,605
3.00%, 2/1/2027	46,424	46,543
3.00%, 3/1/2027	741,617	743,513
3.00%, 8/1/2027	675,016	676,741
3.00%, 10/1/2028	123,848	124,004
3.00%, 11/1/2028	181,423	181,652
3.00%, 6/1/2029	95,718	95,703
3.00%, 7/1/2029	179,307	179,278
3.00% 8/1/2029	223,531	223,495
3.00%, 9/1/2029	90,469	90,454
3.00%, 4/1/2030	275,472	274,623
3.00%, 5/1/2030	719,249	720,569
3.00%, 6/1/2030	125,678	125,291
3.00%, 9/1/2030	101,554	101,242
3.00%, 11/1/2030	371,476	370,331
3.00%, 12/1/2030	132,585	132,176
3.00%, 4/1/2031	203,771	203,136
3.00%, 12/1/2032	979,986	974,907
3.00%, 1/1/2033	428,798	426,576
3.00%, 1/1/2035	209,965	208,731
3.00%, 2/1/2035	292,560	290,841
3.00%, 2/1/2036	279,098	275,478
3.00%, 10/1/2036	556,657	548,641
3.00%, 11/1/2036	530,481	522,842
3.00%, 9/1/2037	374,000	367,414
3.00%, 2/1/2043	886,888	866,905
3.00% 4/1/2043	946,959	925,434
3.00% 5/1/2043	794,744	776,679
3.00%, 6/1/2043	402,329	393,184
3.00% 7/1/2043	634,240	619,824
3.00% 8/1/2043	969,302	947,267
3.00%, 9/1/2043	206,424	201,732
3.00%, 1/1/2044	102,515	100,185
3.00%, 12/1/2044	257,182	250,633
3.00%, 4/1/2045	582,725	566,964
3.00%, 9/1/2045	2,291,819	2,229,832
3.00% 11/1/2045	1,286,450	1,251,655
3.00%, 12/1/2045	292,195	284,292
3.00%, 5/1/2046	317,474	307,835
3.00%, 7/1/2046	1,410,558	1,367,734
3.00%, 8/1/2046	1,105,997	1,072,419
3.00%, 9/1/2046	1,180,821	1,144,971
3.00% 10/1/2046	2,062,694	2,000,072
3.00% 11/1/2046	977,052	950,796
3.00%, 12/1/2046	475,393	460,960
3.00% 1/1/2047	1,681,836	1,630,775
3.50%, 7/1/2025	343,850	348,843
3.50%, 10/1/2025	168,276	170,719
3.50%, 11/1/2025	196,539	199,393
3.50%, 12/1/2025	163,815	166,194
3.50%, 1/1/2026	22,965	23,299
3.50%, 1/1/2027	143,543	145,627
3.50%, 1/1/2028	225,067	228,450
3.50%, 1/1/2029	142,379	144,427
3.50%, 5/1/2029	214,491	217,504
3.50%, 10/1/2029	66,515	67,449
3.50%, 12/1/2030	184,532	187,073
3.50%, 2/1/2031	452,993	459,817
3.50%, 6/1/2034	352,007	355,259
3.50%, 7/1/2034	403,283	407,009
3.50%, 2/1/2037	943,017	951,807
3.50%, 7/1/2037	454,152	456,625
3.50%, 12/1/2040	310,735	312,173
3.50%, 1/1/2041	304,969	306,380
3.50%, 5/1/2042	601,397	603,554
3.50%, 6/1/2042	477,680	479,393
3.50%, 1/1/2043	151,989	152,535
3.50% 5/1/2043	346,090	347,116
3.50%, 6/1/2043	1,008,116	1,011,103
3.50%, 1/1/2044	164,520	165,007
3.50%, 9/1/2044	469,296	468,789
3.50%, 10/1/2044	96,635	96,531
3.50% 1/1/2045	571,658	571,040
3.50% 2/1/2045	1,826,757	1,831,357
3.50%, 4/1/2045	232,474	232,162
3.50%, 5/1/2045	141,926	141,736
3.50%, 8/1/2045	745,663	744,662
3.50%, 9/1/2045	1,298,714	1,304,487
3.50% 11/1/2045	856,143	854,994
3.50% 12/1/2045	1,542,076	1,540,006
3.50% 2/1/2046	2,284,857	2,281,120
3.50%, 3/1/2046	907,247	906,029
3.50% 4/1/2046	1,429,479	1,426,218
3.50%, 6/1/2046	1,062,946	1,060,521
3.50%, 2/1/2047	898,896	896,845
3.50%, 4/1/2047	685,689	682,862

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.50%, 5/1/2047	$682,264	$680,707
3.50%, 6/1/2047	699,602	696,717
3.50%, 8/1/2047	322,716	321,980
3.50%, 9/1/2047	735,498	732,466
3.50%, 10/1/2047	475,419	473,459
3.50%, 11/1/2047	599,698	597,225
3.50%, 1/1/2048	486,161	484,157
3.50%, 2/1/2048	293,818	292,606
3.50%, 5/1/2048	1,388,369	1,382,626
3.50%, 6/1/2048	573,001	570,630
4.00%, 5/1/2020	1,384	1,420
4.00%, 7/1/2021	28,032	28,955
4.00%, 8/1/2026	76,036	78,041
4.00%, 1/1/2034	277,156	286,528
4.00%, 5/1/2037	226,851	233,861
4.00%, 10/1/2040	320,517	329,563
4.00%, 12/1/2040	261,843	269,233
4.00%, 1/1/2041	1,271,197	1,307,076
4.00%, 2/1/2041	366,200	376,536
4.00%, 10/1/2041	103,993	106,928
4.00%, 12/1/2041	127,775	131,385
4.00%, 4/1/2042	466,050	479,073
4.00% 10/1/2043	1,261,997	1,296,800
4.00%, 12/1/2043	170,890	175,398
4.00%, 2/1/2044	163,533	167,847
4.00%, 6/1/2044	131,534	134,874
4.00% 7/1/2044	427,626	438,486
4.00%, 9/1/2044	90,466	92,764
4.00% 10/1/2044	112,348	115,201
4.00%, 12/1/2044	158,858	162,892
4.00%, 1/1/2045	49,627	50,887
4.00%, 3/1/2045	100,011	102,332
4.00%, 5/1/2045	422,689	432,501
4.00%, 7/1/2045	178,550	182,695
4.00% 9/1/2045	806,401	825,120
4.00% 12/1/2045	1,147,834	1,174,480
4.00%, 3/1/2046	212,248	216,718
4.00%, 4/1/2046	743,613	759,273
4.00%, 7/1/2046	543,002	554,437
4.00%, 11/1/2046	865,505	883,732
4.00%, 5/1/2047	1,705,610	1,739,963
4.00%, 6/1/2047	273,488	278,996
4.00%, 7/1/2047	422,380	430,887
4.00%, 8/1/2047	456,475	465,669
4.00%, 9/1/2047	853,685	870,879
4.00%, 12/1/2047	956,822	976,094
4.00%, 1/1/2048	482,733	492,456
4.00%, 5/1/2048	594,690	606,707
4.50%, 9/1/2018	1,978	1,993
4.50%, 4/1/2019	10,417	10,493
4.50%, 11/1/2024	35,223	36,263
4.50%, 4/1/2031	82,010	85,905
4.50%, 5/1/2041	215,362	226,408
4.50%, 9/1/2041	130,656	137,220
4.50%, 1/1/2042	249,994	262,554
4.50% 9/1/2043	533,855	561,153
4.50%, 10/1/2043	223,084	234,303
4.50%, 12/1/2043	307,843	323,324
4.50%, 3/1/2044	76,870	80,736
4.50%, 4/1/2044	61,104	64,176
4.50%, 5/1/2044	242,581	254,780
4.50% 6/1/2044	424,396	445,738
4.50%, 10/1/2044	249,344	261,883
4.50%, 8/1/2047	335,537	349,757
4.50%, 9/1/2047	690,673	719,943
4.50%, 12/1/2047	634,932	661,841
5.00%, 2/1/2019	7,394	7,520
5.00%, 3/1/2019	5,334	5,425
5.00%, 6/1/2039	520,975	557,299
5.00%, 6/1/2040	335,983	358,713
5.00%, 7/1/2040	164,968	176,129
5.00%, 9/1/2040	158,501	169,223
5.00%, 2/1/2041	118,563	126,584
5.00%, 7/1/2041	477,691	510,991
5.00%, 9/1/2041	531,363	565,901
5.00%, 3/1/2042	267,726	285,839
5.00%, 7/1/2044	96,239	102,055
5.00%, 1/1/2045	97,468	103,422
5.50%, 1/1/2035	405,603	440,048
5.50%, 4/1/2036	210,173	226,690
5.50%, 11/1/2038	85,523	93,546
5.50%, 12/1/2038	37,960	40,883
5.50%, 12/1/2039	83,614	91,458
5.50%, 7/1/2041	182,026	196,047
6.00%, 1/1/2037	40,563	44,300
6.00%, 9/1/2037	61,878	67,580
6.00%, 9/1/2039	46,528	50,910
6.00%, 6/1/2040	110,527	120,711
6.00%, 10/1/2040	144,423	158,027
TBA, 3.00%, 7/1/2048 (a)	1,525,000	1,477,105
TBA, 3.50%, 7/1/2033 (a)	1,000,000	1,011,562
TBA, 3.50%, 7/1/2048 (a)	2,500,000	2,488,086
TBA, 4.00%, 7/1/2048 (a)	2,550,000	2,600,004
TBA, 4.50%, 7/1/2048 (a)	1,700,000	1,770,258
Government National Mortgage Association:
2.50%, 1/20/2043	90,777	87,107
3.00%, 5/20/2032	630,350	633,411
3.00%, 5/15/2042	141,311	139,292
3.00%, 8/20/2042	366,840	362,626
3.00%, 12/20/2042	368,411	364,179
3.00%, 1/20/2043	1,175,419	1,161,915
3.00%, 3/20/2043	444,162	437,912
3.00%, 4/20/2043	271,859	268,033
3.00%, 8/20/2043	313,379	308,969
3.00%, 12/20/2044	161,250	158,710
3.00%, 2/15/2045	164,022	161,015
3.00%, 3/15/2045	142,627	140,068
3.00%, 3/20/2045	86,376	84,918
3.00%, 4/20/2045	262,540	258,108
3.00%, 6/20/2045	112,325	110,429
3.00%, 7/20/2045	588,960	579,018
3.00%, 8/20/2045	133,690	131,434
3.00%, 12/20/2045	102,960	101,222
3.00%, 4/20/2046	284,305	278,878
3.00%, 5/20/2046	470,504	461,523
3.00%, 7/20/2046	339,048	332,577
3.00%, 8/20/2046	701,285	687,899

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3.00%, 9/20/2046	$2,201,807	$2,159,780
3.00%, 10/20/2046	1,881,088	1,845,183
3.00%, 11/20/2046	1,058,098	1,037,901
3.00%, 12/20/2046	1,116,657	1,095,343
3.00%, 1/20/2047	537,280	527,025
3.00%, 2/20/2047	677,159	664,234
3.00%, 5/20/2047	394,229	385,913
3.00%, 6/20/2047	209,783	205,358
3.00%, 12/20/2047	2,032,380	1,989,508
3.50%, 2/15/2042	256,929	259,426
3.50%, 4/15/2042	113,875	114,981
3.50%, 6/20/2042	654,192	662,263
3.50%, 10/20/2042	481,968	487,915
3.50%, 11/20/2042	77,792	78,751
3.50%, 2/20/2043	273,163	276,023
3.50% 3/20/2043	277,780	281,040
3.50%, 4/20/2043	212,636	215,259
3.50%, 5/20/2043	267,864	270,668
3.50%, 7/20/2043	648,520	655,308
3.50%, 9/20/2043	333,719	337,212
3.50%, 1/20/2044	301,313	304,467
3.50%, 3/20/2044	200,817	202,459
3.50%, 4/20/2044	287,642	289,994
3.50%, 5/20/2044	302,719	305,195
3.50%, 7/20/2044	155,674	156,947
3.50%, 8/20/2044	223,923	225,754
3.50%, 10/20/2044	95,981	96,766
3.50%, 12/20/2044	64,472	64,999
3.50%, 2/20/2045	64,403	64,930
3.50%, 3/20/2045	82,432	83,020
3.50% 4/20/2045	272,241	274,183
3.50%, 5/20/2045	281,254	283,259
3.50%, 6/20/2045	146,508	147,552
3.50%, 7/20/2045	1,242,366	1,251,222
3.50%, 9/20/2045	384,185	386,923
3.50%, 10/20/2045	434,568	437,666
3.50%, 12/20/2045	92,959	93,622
3.50%, 4/20/2046	405,678	408,262
3.50%, 5/20/2046	720,067	724,653
3.50%, 6/20/2046	1,235,170	1,243,038
3.50%, 7/20/2046	1,502,720	1,512,292
3.50%, 8/20/2046	1,352,837	1,361,454
3.50%, 9/20/2046	1,491,764	1,501,266
3.50%, 10/20/2046	448,549	451,406
3.50%, 1/20/2047	329,309	331,407
3.50%, 3/20/2047	657,771	660,611
3.50%, 5/20/2047	1,268,657	1,274,135
3.50%, 6/20/2047	699,360	702,380
3.50%, 8/20/2047	377,165	378,794
3.50%, 9/20/2047	381,742	383,390
3.50%, 10/20/2047	771,446	774,777
3.50%, 12/20/2047	1,100,916	1,105,669
3.50%, 1/20/2048	738,185	741,372
3.50%, 2/20/2048	518,703	520,943
3.50%, 3/20/2048	1,809,853	1,817,722
3.50%, 6/20/2048	575,000	577,500
4.00%, 2/15/2040	12,786	13,202
4.00%, 4/15/2040	148,088	152,899
4.00%, 11/20/2041	134,387	138,942
4.00%, 2/20/2042	148,795	153,839
4.00%, 5/20/2042	131,234	135,611
4.00%, 8/20/2042	59,478	61,462
4.00%, 8/20/2043	158,117	163,285
4.00%, 3/20/2044	177,329	182,991
4.00%, 6/20/2044	236,509	244,061
4.00%, 7/15/2044	197,537	203,902
4.00%, 7/20/2044	178,609	184,312
4.00%, 8/20/2044	73,342	75,684
4.00%, 12/20/2044	87,179	89,963
4.00%, 1/20/2045	155,031	159,981
4.00%, 2/20/2045	468,418	483,375
4.00%, 5/15/2045	104,707	107,880
4.00%, 6/15/2045	133,672	137,723
4.00%, 8/20/2045	128,078	132,069
4.00%, 9/20/2045	479,366	494,303
4.00%, 10/20/2045	247,534	255,248
4.00%, 11/20/2045	649,803	670,052
4.00%, 1/20/2046	156,004	160,865
4.00%, 4/20/2046	529,604	546,107
4.00%, 5/20/2046	1,177,221	1,209,411
4.00%, 3/20/2047	752,461	773,037
4.00%, 4/20/2047	189,685	194,605
4.00%, 5/20/2047	467,011	479,125
4.00%, 8/20/2047	531,342	545,125
4.00%, 9/20/2047	273,762	280,864
4.00%, 1/20/2048	1,953,986	2,004,675
4.50%, 6/15/2039	34,094	35,694
4.50%, 4/15/2040	139,163	146,061
4.50%, 6/15/2040	117,754	123,590
4.50%, 9/20/2040	132,839	139,668
4.50%, 3/15/2041	74,324	78,008
4.50%, 6/15/2041	36,455	38,273
4.50%, 7/15/2041	52,789	55,422
4.50%, 7/20/2041	248,870	261,681
4.50%, 10/20/2043	58,082	60,999
4.50%, 12/20/2043	152,437	160,094
4.50%, 1/20/2044	121,223	127,312
4.50%, 4/20/2044	173,512	182,228
4.50%, 5/20/2045	100,098	104,713
4.50%, 10/20/2045	145,841	152,565
4.50%, 6/20/2046	330,172	345,394
4.50%, 7/20/2046	177,023	185,185
4.50%, 12/20/2046	352,915	370,643
4.50%, 8/20/2047	381,915	397,221
4.50%, 9/20/2047	526,801	547,913
4.50%, 12/20/2047	240,343	249,975
4.50%, 3/20/2048	296,422	308,301
5.00%, 12/15/2038	47,542	50,328
5.00%, 5/15/2039	55,173	58,348
5.00%, 11/20/2042	219,620	234,038
5.00%, 3/20/2043	43,513	46,312
5.00%, 4/20/2043	97,676	104,012
5.00%, 5/20/2043	39,847	42,434
5.00%, 8/20/2043	170,842	182,023
5.00%, 5/20/2044	91,843	97,854
5.00%, 6/20/2044	55,348	58,970
5.00%, 7/20/2044	143,134	151,144
5.00%, 12/20/2045	694,664	740,128

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.50%, 9/15/2035	$72,655	$78,272
5.50%, 7/15/2038	23,529	25,460
5.50%, 3/15/2039	104,517	112,846
6.00%, 8/15/2040	40,346	44,430
6.00%, 9/15/2040	70,511	77,590
6.00%, 1/20/2046	234,948	257,392
TBA, 3.00%, 7/1/2048 (a)	1,250,000	1,222,656
TBA, 4.50%, 7/1/2048 (a)	1,500,000	1,559,180
TBA, 3.50%, 7/1/2048 (a)	2,325,000	2,333,174
TBA, 4.00%, 7/1/2048 (a)	2,500,000	2,561,914

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $234,662,920)		227,622,212

	Shares
SHORT-TERM INVESTMENT — 11.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $26,679,737)	26,679,737	26,679,737

TOTAL INVESTMENTS — 111.1% (Cost $261,342,657)		254,301,949
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.1)%		(25,442,032)

NET ASSETS — 100.0%		$228,859,917

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$227,622,212	$—	$227,622,212
Short-Term Investment	26,679,737	—	—	26,679,737

TOTAL INVESTMENTS	$26,679,737	$227,622,212	$—	$254,301,949

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,941,935	$12,941,935	$102,028,617	$88,290,815	$—	$—	26,679,737	$26,679,737	$166,553	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	5,465,000	$4,010,910
Series 143, 2.75%, 10/21/2019	AUD	3,820,000	2,850,117
Series 126, 4.50%, 4/15/2020	AUD	5,130,000	3,955,636
Series 124, 5.75%, 5/15/2021	AUD	5,360,000	4,364,136

			15,180,799

AUSTRIA — 2.0%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,730,000	2,040,788
3.90%, 7/15/2020 (a)	EUR	3,680,000	4,690,084

			6,730,872

BELGIUM — 3.0%
Belgium Government Bond:
Series 67, 3.00%, 9/28/2019	EUR	3,065,000	3,735,998
Series 58, 3.75%, 9/28/2020 (a)	EUR	4,785,000	6,126,145

			9,862,143

CANADA — 4.6%
Canadian Government Bond:
0.75%, 8/1/2019	CAD	1,510,000	1,135,464
0.75%, 9/1/2020	CAD	2,805,000	2,078,402
0.75%, 3/1/2021	CAD	2,660,000	1,957,838
1.25%, 11/1/2019	CAD	1,680,000	1,267,283
1.25%, 2/1/2020	CAD	2,145,000	1,614,380
1.50%, 3/1/2020	CAD	2,480,000	1,873,070
1.75%, 9/1/2019	CAD	1,910,000	1,451,060
1.75%, 5/1/2020	CAD	1,590,000	1,205,146
1.75%, 8/1/2020	CAD	1,270,000	961,635
3.25%, 6/1/2021	CAD	1,500,000	1,180,353
3.50%, 6/1/2020	CAD	750,000	586,818

			15,311,449

CHILE — 0.3%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	95,000,000	148,789
4.50%, 6/1/2020	CLP	245,000,000	383,971
Series 10YR, 6.00%, 2/1/2021	CLP	115,000,000	186,826
Chile Government International Bond 5.50%, 8/5/2020	CLP	100,000,000	159,269

			878,855

CZECH REPUBLIC — 0.9%
Czech Republic Government Bond:
Series 98, Zero Coupon, 7/17/2019	CZK	15,550,000	690,903
Series 101, Zero Coupon, 2/10/2020	CZK	10,240,000	453,113
Series 76, 1.50%, 10/29/2019	CZK	20,640,000	933,000
Series 46, 3.75%, 9/12/2020	CZK	20,230,000	960,234

			3,037,250

DENMARK — 1.4%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	10,075,000	1,609,224
4.00%, 11/15/2019	DKK	19,130,000	3,189,301

			4,798,525

FINLAND — 2.2%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,460,000	1,740,387
3.38%, 4/15/2020 (a)	EUR	1,570,000	1,964,231
3.50%, 4/15/2021 (a)	EUR	1,445,000	1,876,340
4.38%, 7/4/2019 (a)	EUR	1,325,000	1,625,298

			7,206,256

FRANCE — 6.1%
France Government Bond OAT:
Zero Coupon, 2/25/2020	EUR	1,275,000	1,502,694
Zero Coupon, 5/25/2020	EUR	1,325,000	1,563,723
Zero Coupon, 2/25/2021	EUR	1,450,000	1,714,066
Zero Coupon, 5/25/2021	EUR	1,700,000	2,011,010
0.25%, 11/25/2020	EUR	1,525,000	1,813,668
0.50%, 11/25/2019	EUR	1,288,000	1,526,377
2.50%, 10/25/2020	EUR	2,050,000	2,562,219
3.50%, 4/25/2020	EUR	2,230,000	2,796,286
3.75%, 10/25/2019	EUR	1,850,000	2,282,611
3.75%, 4/25/2021	EUR	1,360,000	1,777,886
8.50%, 10/25/2019	EUR	485,000	633,973

			20,184,513

GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 9/13/2019	EUR	1,225,000	1,442,223
Zero Coupon, 12/13/2019	EUR	870,000	1,025,957
Zero Coupon, 3/13/2020	EUR	650,000	767,707
Zero Coupon, 6/12/2020	EUR	600,000	709,666
Federal Republic of Germany:
Series 171, Zero Coupon, 4/17/2020	EUR	1,000,000	1,182,036
Series 173, Zero Coupon, 4/9/2021	EUR	1,575,000	1,869,410
Series 170, 0.25%, 10/11/2019	EUR	1,130,000	1,335,117
Series 172, 0.25%, 10/16/2020	EUR	1,250,000	1,489,722
2.25%, 9/4/2020	EUR	636,000	790,131
2.50%, 1/4/2021	EUR	800,000	1,008,315
3.00%, 7/4/2020	EUR	1,190,000	1,492,472
Series 09, 3.25%, 1/4/2020	EUR	950,000	1,176,214
Series 09, 3.50%, 7/4/2019	EUR	815,000	991,538

			15,280,508

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
HONG KONG — 0.3%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	2,150,000	$267,542
1.06%, 2/5/2020	HKD	2,900,000	365,050
2.93%, 1/13/2020	HKD	1,700,000	220,141

			852,733

HUNGARY — 0.7%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	71,900,000	245,868
Series 20/C, 1.00%, 9/23/2020	HUF	120,050,000	422,039
Series 19/C, 2.00%, 10/30/2019	HUF	79,500,000	286,831
Series 20/B, 3.50%, 6/24/2020	HUF	184,750,000	683,209
Series 20/A, 7.50%, 11/12/2020	HUF	200,000,000	807,316

			2,445,263

INDONESIA — 0.7%
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 5/15/2019	IDR	7,000,000,000	485,354
Series PBS, 6.25%, 3/15/2020	IDR	20,000,000,000	1,387,830
Series PBS, 6.50%, 5/15/2021	IDR	5,000,000,000	340,769

			2,213,953

IRELAND — 2.2%
Ireland Government Bond:
4.50%, 4/18/2020	EUR	2,780,000	3,540,249
5.00%, 10/18/2020	EUR	1,700,000	2,237,208
5.90%, 10/18/2019	EUR	1,320,000	1,666,571

			7,444,028

ISRAEL — 0.8%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	1,460,000	397,458
Series 0421, 1.00%, 4/30/2021	ILS	3,620,000	997,303
Series 0120, 5.00%, 1/31/2020	ILS	4,480,000	1,313,175

			2,707,936

ITALY — 5.9%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	930,000	1,079,309
0.05%, 4/15/2021	EUR	750,000	851,647
0.35%, 6/15/2020	EUR	1,020,000	1,182,406
0.45%, 6/1/2021	EUR	410,000	470,552
Italy Certificati di Credito del Tesoro:
Zero Coupon, 10/30/2019	EUR	1,370,000	1,589,953
Zero Coupon, 3/30/2020	EUR	670,000	772,541
Republic of Italy:
0.20%, 10/15/2020	EUR	1,115,000	1,282,510
0.65%, 11/1/2020	EUR	650,000	755,122
0.70%, 5/1/2020	EUR	720,000	840,087
1.05%, 12/1/2019	EUR	650,000	763,958
1.50%, 8/1/2019	EUR	900,000	1,063,712
3.75%, 3/1/2021	EUR	1,150,000	1,438,419
3.75%, 5/1/2021	EUR	750,000	939,955
4.00%, 9/1/2020	EUR	1,050,000	1,308,747
4.25%, 9/1/2019	EUR	1,300,000	1,583,510
4.25%, 3/1/2020	EUR	1,150,000	1,421,325
4.50%, 2/1/2020	EUR	1,690,000	2,090,591

			19,434,344

JAPAN — 22.8%
Government of Japan 2 Year Bond:
Series 378, 0.10%, 7/15/2019	JPY	185,000,000	1,674,044
Series 379, 0.10%, 8/15/2019	JPY	85,000,000	769,301
Series 380, 0.10%, 9/15/2019	JPY	401,000,000	3,629,980
Series 381, 0.10%, 10/15/2019	JPY	344,500,000	3,119,394
Series 382, 0.10%, 11/15/2019	JPY	113,500,000	1,027,920
Series 383, 0.10%, 12/15/2019	JPY	160,000,000	1,449,324
Series 384, 0.10%, 1/15/2020	JPY	157,000,000	1,422,433
Series 386, 0.10%, 3/15/2020	JPY	76,000,000	688,820
Series 387, 0.10%, 4/15/2020	JPY	150,000,000	1,359,757
Series 388, 0.10%, 5/15/2020	JPY	150,000,000	1,360,014
Series 389, 0.10%, 6/1/2020	JPY	150,000,000	1,360,136
Government of Japan 5 Year Bond:
Series 121, 0.10%, 9/20/2019	JPY	70,000,000	633,694
Series 122, 0.10%, 12/20/2019	JPY	610,000,000	5,525,163
Series 123, 0.10%, 3/20/2020	JPY	613,500,000	5,559,856
Series 124, 0.10%, 6/20/2020	JPY	385,000,000	3,491,017
Series 125, 0.10%, 9/20/2020	JPY	531,500,000	4,822,104
Series 126, 0.10%, 12/20/2020	JPY	448,000,000	4,066,682
Series 127, 0.10%, 3/20/2021	JPY	574,500,000	5,217,984
Series 128, 0.10%, 6/20/2021	JPY	723,000,000	6,570,609
Series 120, 0.20%, 9/20/2019	JPY	178,000,000	1,613,354

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Government of Japan 10 Year Bond:
Series 311, 0.80%, 9/20/2020	JPY	125,000,000	$1,151,639
Series 310, 1.00%, 9/20/2020	JPY	150,000,000	1,387,884
Series 309, 1.10%, 6/20/2020	JPY	98,000,000	906,008
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,796,786
Series 304, 1.30%, 9/20/2019	JPY	70,000,000	642,933
Series 305, 1.30%, 12/20/2019	JPY	286,500,000	2,640,590
Series 307, 1.30%, 3/20/2020	JPY	85,000,000	786,130
Series 308, 1.30%, 6/20/2020	JPY	150,000,000	1,392,082
Series 313, 1.30%, 3/20/2021	JPY	229,000,000	2,147,491
Series 302, 1.40%, 6/20/2019	JPY	25,000,000	229,039
Series 303, 1.40%, 9/20/2019	JPY	200,000,000	1,839,137
Series 306, 1.40%, 3/20/2020	JPY	175,000,000	1,621,205
Series 301, 1.50%, 6/20/2019	JPY	200,000,000	1,834,045
Government of Japan 20 Year Bond:
Series 45, 2.40%, 3/20/2020	JPY	50,000,000	470,948
Series 48, 2.50%, 12/21/2020	JPY	50,000,000	480,675
Series 43, 2.90%, 9/20/2019	JPY	30,000,000	280,822

			75,969,000

LATVIA — 0.1%
Republic of Latvia:
0.50%, 12/15/2020	EUR	100,000	118,226
Series REGS, 2.63%, 1/21/2021	EUR	280,000	349,400

			467,626

MALAYSIA — 2.6%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	270,917
Series 0612, 3.49%, 3/31/2020	MYR	3,400,000	840,874
Series 0414, 3.65%, 10/31/2019	MYR	3,200,000	793,422
Series 0315, 3.66%, 10/15/2020	MYR	4,900,000	1,214,935
Series 0613, 3.89%, 7/31/2020	MYR	1,550,000	386,277
Series 0902, 4.38%, 11/29/2019	MYR	2,600,000	651,304
Series 3/04, 5.73%, 7/30/2019	MYR	700,000	177,429
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	2,285,000	561,043
Series 0712, 3.58%, 5/15/2020	MYR	2,850,000	703,656
Series 0312, 3.70%, 9/30/2019	MYR	3,430,000	850,464
Series 0613, 3.72%, 3/23/2021	MYR	2,350,000	580,736
Series 0215, 3.80%, 8/27/2020	MYR	1,710,000	424,560
Series 0109, 3.91%, 8/13/2019	MYR	1,900,000	471,265
Series 0610, 4.00%, 11/30/2020	MYR	650,000	161,308
Series 0311, 4.17%, 4/30/2021	MYR	1,900,000	474,672

			8,562,862

MEXICO — 3.3%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	49,360,000	2,414,392
Series M, 6.50%, 6/10/2021	MXN	83,400,000	4,107,680
Series M, 8.00%, 6/11/2020	MXN	86,500,000	4,423,544

			10,945,616

NETHERLANDS — 4.0%
Kingdom of Netherlands:
0.25%, 1/15/2020 (a)	EUR	3,845,000	4,553,518
3.50%, 7/15/2020 (a)	EUR	3,738,000	4,737,757
4.00%, 7/15/2019 (a)	EUR	3,380,000	4,137,851

			13,429,126

NEW ZEALAND — 1.0%
New Zealand Government Bond:
Series 0420, 3.00%, 4/15/2020	NZD	1,845,000	1,275,118
Series 0521, 6.00%, 5/15/2021	NZD	2,770,000	2,086,988

			3,362,106

NORWAY — 0.8%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	21,080,000	2,780,489

POLAND — 2.5%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,520,000	650,201
Series 0420, 1.50%, 4/25/2020	PLN	7,275,000	1,939,249
Series 0421, 2.00%, 4/25/2021	PLN	6,450,000	1,727,259

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series 0719, 3.25%, 7/25/2019	PLN	5,200,000	$1,415,408
Series 1020, 5.25%, 10/25/2020	PLN	4,380,000	1,263,127
Series 1019, 5.50%, 10/25/2019	PLN	5,085,000	1,429,306

			8,424,550

PORTUGAL — 2.3%
Portugal Obrigacoes do Tesouro OT:
3.85%, 4/15/2021 (a)	EUR	3,110,000	4,011,082
4.80%, 6/15/2020 (a)	EUR	2,705,000	3,460,580

			7,471,662

RUSSIA — 0.6%
Russian Federal Bond — OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	54,360,000	858,281
Series 6210, 6.80%, 12/11/2019	RUB	35,800,000	570,756
Series 6205, 7.60%, 4/14/2021	RUB	38,500,000	622,472

			2,051,509

SINGAPORE — 1.4%
Singapore Government Bond:
1.63%, 10/1/2019	SGD	1,725,000	1,261,970
2.00%, 7/1/2020	SGD	1,305,000	957,651
2.50%, 6/1/2019	SGD	1,910,000	1,409,637
3.25%, 9/1/2020	SGD	1,180,000	888,354

			4,517,612

SLOVAKIA — 0.4%
Slovakia Government Bond Series 214, 4.00%, 4/27/2020	EUR	765,000	965,602
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	260,000	340,453

			1,306,055

SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS71, 3.00%, 4/8/2021	EUR	330,000	419,449
Series RS67, 4.13%, 1/26/2020	EUR	350,000	436,806
Series RS69, 4.38%, 1/18/2021	EUR	400,000	521,791

			1,378,046

SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	1,544,500,000	1,371,887
Series 1906, 1.50%, 6/10/2019	KRW	1,236,000,000	1,105,360
Series 2012, 1.75%, 12/10/2020	KRW	2,688,000,000	2,391,944
Series 2003, 2.00%, 3/10/2020	KRW	8,316,000,000	7,461,038
Series 2103, 2.00%, 3/10/2021	KRW	600,000,000	536,488
Series 1909, 2.75%, 9/10/2019	KRW	2,260,000,000	2,047,315

			14,914,032

SPAIN — 4.6%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	1,000,000	1,171,004
1.15%, 7/30/2020	EUR	1,375,000	1,651,136
1.40%, 1/31/2020	EUR	1,600,000	1,917,712
4.00%, 4/30/2020 (a)	EUR	1,875,000	2,357,766
4.30%, 10/31/2019 (a)	EUR	1,750,000	2,170,248
4.60%, 7/30/2019 (a)	EUR	1,525,000	1,876,132
4.85%, 10/31/2020 (a)	EUR	1,240,000	1,615,803
5.50%, 4/30/2021 (a)	EUR	1,775,000	2,398,857

			15,158,658

SWEDEN — 0.9%
Kingdom of Sweden Series 1047, 5.00%, 12/1/2020	SEK	23,545,000	2,987,809

SWITZERLAND — 0.7%
Switzerland Government Bond:
2.00%, 4/28/2021	CHF	1,045,000	1,133,561
2.25%, 7/6/2020	CHF	1,150,000	1,229,276

			2,362,837

THAILAND — 1.2%
Thailand Government Bond:
2.55%, 6/26/2020	THB	69,100,000	2,120,263
3.88%, 6/13/2019	THB	44,650,000	1,376,667
Series 05-3, 5.38%, 12/3/2019	THB	3,500,000	111,206
Series 04-5, 5.50%, 8/13/2019	THB	10,700,000	336,963
Series 06-5, 5.85%, 3/31/2021	THB	1,000,000	33,408

			3,978,507

UNITED KINGDOM — 4.8%
United Kingdom Treasury Bond:
1.50%, 1/22/2021	GBP	1,790,000	2,408,807
1.75%, 7/22/2019	GBP	2,425,000	3,237,450
2.00%, 7/22/2020	GBP	1,770,000	2,397,464
3.75%, 9/7/2019	GBP	1,600,000	2,188,969
3.75%, 9/7/2020	GBP	1,335,000	1,879,350
4.75%, 3/7/2020	GBP	2,150,000	3,032,399
8.00%, 6/7/2021	GBP	600,000	958,858

			16,103,297

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $332,664,873)			329,740,826

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $146,386)	146,386	$146,386

TOTAL INVESTMENTS — 99.2% (Cost $332,811,259)		329,887,212
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		2,695,281

NET ASSETS — 100.0%		$332,582,493

(a)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.3% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Amount is less than 0.05% of net assets.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

EMTN = Euro Medium Term Note

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungary Forint

IDR — Indonesia Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$15,180,799	$—	$15,180,799
Austria	—	6,730,872	—	6,730,872
Belgium	—	9,862,143	—	9,862,143
Canada	—	15,311,449	—	15,311,449
Chile	—	878,855	—	878,855
Czech Republic	—	3,037,250	—	3,037,250
Denmark	—	4,798,525	—	4,798,525
Finland	—	7,206,256	—	7,206,256
France	—	20,184,513	—	20,184,513
Germany	—	15,280,508	—	15,280,508
Hong Kong	—	852,733	—	852,733
Hungary	—	2,445,263	—	2,445,263
Indonesia	—	2,213,953	—	2,213,953
Ireland	—	7,444,028	—	7,444,028
Israel	—	2,707,936	—	2,707,936
Italy	—	19,434,344	—	19,434,344
Japan	—	75,969,000	—	75,969,000
Latvia	—	467,626	—	467,626
Malaysia	—	8,562,862	—	8,562,862
Mexico	—	10,945,616	—	10,945,616
Netherlands	—	13,429,126	—	13,429,126
New Zealand	—	3,362,106	—	3,362,106
Norway	—	2,780,489	—	2,780,489

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Poland	$—	$8,424,550	$—	$8,424,550
Portugal	—	7,471,662	—	7,471,662
Russia	—	2,051,509	—	2,051,509
Singapore	—	4,517,612	—	4,517,612
Slovakia	—	1,306,055	—	1,306,055
Slovenia	—	1,378,046	—	1,378,046
South Korea	—	14,914,032	—	14,914,032
Spain	—	15,158,658	—	15,158,658
Sweden	—	2,987,809	—	2,987,809
Switzerland	—	2,362,837	—	2,362,837
Thailand	—	3,978,507	—	3,978,507
United Kingdom	—	16,103,297	—	16,103,297
Short-Term Investment	146,386	—	—	146,386

TOTAL INVESTMENTS	$146,386	$329,740,826	$—	$329,887,212

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,298	$93,298	$63,008,151	$62,955,063	$—	$—	146,386	$146,386	$11,693	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount		Value
CORPORATE BONDS & NOTES — 98.7%
AUSTRALIA — 1.7%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	300,000	$342,407
BHP Billiton Finance, Ltd.:
Series MTN, 3.00%, 3/30/2020	AUD	200,000	148,816
Series 12, 4.30%, 9/25/2042 (a)	GBP	200,000	323,940
Commonwealth Bank of Australia Series EMTN, 4.38%, 2/25/2020	EUR	300,000	375,979
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	192,000	228,321
Series GMTN, 1.25%, 5/18/2026	EUR	300,000	356,366
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	244,393
Series EMTN, 2.75%, 8/8/2022	EUR	350,000	447,865
Series GMTN, 4.00%, 7/13/2020	EUR	200,000	252,599
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	300,000	383,309
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	263,147
Series EMTN, 4.25%, 3/23/2020	EUR	250,000	313,841
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	250,000	290,868

			3,971,851

AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	300,000	346,850

BELGIUM — 2.6%
Anheuser-Busch InBev NV:
Series EMTN, 0.63%, 3/17/2020	EUR	400,000	472,712
Series EMTN, 0.80%, 4/20/2023	EUR	200,000	238,017
Series EMTN, 0.88%, 3/17/2022	EUR	400,000	477,660
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	115,462
Series EMTN, 1.50%, 3/17/2025	EUR	700,000	849,437
Series EMTN, 1.50%, 4/18/2030	EUR	300,000	342,693
Series EMTN, 1.88%, 1/20/2020	EUR	350,000	421,155
Series EMTN, 2.00%, 3/17/2028	EUR	880,000	1,074,120
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	126,294
Series EMTN, 2.70%, 3/31/2026	EUR	300,000	392,606
Series EMTN, 2.75%, 3/17/2036	EUR	800,000	980,056
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	253,135
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	300,000	350,601

			6,093,948

CANADA — 0.1%
Toronto-Dominion Bank Series EMTN, 0.63%, 3/8/2021	EUR	250,000	296,231

CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	300,000	357,432

DENMARK — 0.6%
AP Moeller — Maersk A/S Series EMTN, 1.75%, 3/18/2021	EUR	200,000	242,451
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	300,000	381,628
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	300,000	354,622
Series EMTN, 0.75%, 6/2/2023	EUR	400,000	471,934

			1,450,635

FINLAND — 0.2%
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	300,000	356,207

FRANCE — 15.2%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	234,935
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	255,080
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	235,766
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	230,075
Series EMTN, 5.63%, 7/4/2022	EUR	300,000	424,921
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.38%, 1/13/2022	EUR	200,000	234,312
Series EMTN, 0.75%, 7/17/2025	EUR	400,000	459,087
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	238,916

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	$468,897
Series EMTN, 1.63%, 1/19/2026	EUR	400,000	487,457
Series EMTN, 2.00%, 9/19/2019	EUR	200,000	239,557
Series EMTN, 2.63%, 2/24/2021	EUR	400,000	498,808
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	388,289
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	263,347
Series EMTN, 3.25%, 8/23/2022	EUR	400,000	523,800
Series EMTN, 4.13%, 7/20/2020	EUR	400,000	507,039
BNP Paribas SA:
Series EMTN, 0.75%, 11/11/2022	EUR	400,000	473,256
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	230,695
Series EMTN, 1.13%, 10/10/2023	EUR	300,000	350,285
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	335,878
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	232,615
Series EMTN, 1.50%, 5/23/2028	EUR	300,000	339,646
Series EMTN, 1.50%, 5/25/2028	EUR	300,000	360,973
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	367,703
Series EMTN, 2.25%, 1/13/2021	EUR	300,000	369,987
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	255,869
Series EMTN, 2.50%, 8/23/2019	EUR	200,000	240,615
Series EMTN, 2.88%, 10/24/2022	EUR	300,000	386,833
Series EMTN, 2.88%, 9/26/2023	EUR	500,000	652,817
Series EMTN, 3.75%, 11/25/2020	EUR	400,000	509,125
Series EMTN, 4.13%, 1/14/2022	EUR	200,000	265,492
Series EMTN, 4.50%, 3/21/2023	EUR	300,000	416,034
Bouygues SA:
3.64%, 10/29/2019	EUR	250,000	305,726
4.25%, 7/22/2020	EUR	200,000	253,521
BPCE SA:
Series EMTN, 0.63%, 4/20/2020	EUR	200,000	236,407
Series EMTN, 0.88%, 1/31/2024	EUR	300,000	342,744
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	341,597
Series EMTN, 1.13%, 1/18/2023	EUR	100,000	117,064
Series EMTN, 4.50%, 2/10/2022	EUR	400,000	539,900
Capgemini SE 2.50%, 7/1/2023	EUR	300,000	379,179
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	400,000	488,244
Series EMTN, 3.88%, 4/25/2021	EUR	150,000	193,171
Series EMTN, 4.00%, 4/9/2020	EUR	200,000	250,027
Cie de Saint-Gobain Series EMTN, Zero Coupon, 3/27/2020	EUR	200,000	233,324
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	399,899
Credit Agricole SA:
Series EMTN, 0.75%, 12/1/2022	EUR	200,000	236,694
Series EMTN, 0.88%, 1/19/2022	EUR	400,000	476,921
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	236,755
Series EMTN, 1.25%, 4/14/2026	EUR	400,000	473,867
Series EMTN, 1.38%, 5/3/2027	EUR	500,000	592,662
Series EMTN, 1.88%, 12/20/2026	EUR	400,000	472,078
Series EMTN, 2.38%, 11/27/2020	EUR	300,000	370,456
Series EMTN, 2.38%, 5/20/2024	EUR	400,000	510,161
Series EMTN, 3.13%, 7/17/2023	EUR	300,000	394,628
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	404,528
Series EMTN, 5.13%, 4/18/2023	EUR	200,000	285,457
Danone SA:
Series EMTN, 0.17%, 11/3/2020	EUR	200,000	234,729
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	234,646
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	349,780
Series EMTN, 1.21%, 11/3/2028	EUR	400,000	460,676
Series EMTN, 2.25%, 11/15/2021	EUR	300,000	373,811
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	367,930
Engie SA:
Series EMTN, 1.38%, 5/19/2020	EUR	300,000	359,384

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series EMTN, 2.38%, 5/19/2026	EUR	300,000	$385,527
Series EMTN, 5.00%, 10/1/2060	GBP	250,000	487,133
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	350,000	470,385
HSBC France SA Series EMTN, 1.88%, 1/16/2020	EUR	300,000	361,136
LVMH Moet Hennessy Vuitt:
Series EMTN, Zero Coupon, 5/26/2020	EUR	300,000	350,928
Series EMTN, 0.75%, 5/26/2024	EUR	300,000	354,026
Orange SA:
Series EMTN, 1.38%, 1/16/2030	EUR	300,000	337,607
Series EMTN, 3.00%, 6/15/2022	EUR	300,000	387,204
Series EMTN, 3.88%, 4/9/2020	EUR	200,000	249,715
Series EMTN, 3.88%, 1/14/2021	EUR	300,000	384,203
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	828,485
Sanofi:
Series EMTN, Zero Coupon, 1/13/2020	EUR	200,000	234,101
Series EMTN, 0.50%, 1/13/2027	EUR	1,000,000	1,123,161
Series EMTN, 1.13%, 3/10/2022	EUR	600,000	725,135
Series EMTN, 1.75%, 9/10/2026	EUR	1,000,000	1,245,702
Series EMTN, 1.88%, 9/4/2020	EUR	100,000	121,255
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	258,387
Societe Generale SA:
Series EMTN, 0.75%, 5/26/2023	EUR	400,000	471,403
Series EMTN, 1.00%, 4/1/2022	EUR	400,000	469,972
Series EMTN, 2.25%, 1/23/2020	EUR	300,000	363,283
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	405,060
Series EMTN, 4.75%, 3/2/2021	EUR	200,000	262,559
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	200,000	241,799
Series EMTN, 2.13%, 9/18/2029	EUR	500,000	635,441
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	348,018
Series EMTN, 0.75%, 7/12/2028	EUR	200,000	224,612
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	236,993
Series EMTN, 2.50%, 3/25/2026	EUR	300,000	392,913
Vivendi SA 0.75%, 5/26/2021	EUR	300,000	355,111

			35,105,329

GERMANY — 9.9%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	500,000	654,185
Series 62, 4.50%, 3/13/2043	GBP	200,000	345,950
Series EMTN, 4.75%, 7/22/2019	EUR	150,000	184,183
BASF Finance Europe NV Series EMTN, Zero Coupon, 11/10/2020	EUR	200,000	233,769
BASF SE:
0.88%, 11/15/2027	EUR	200,000	226,576
Series EMTN, 1.88%, 2/4/2021	EUR	300,000	368,059
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	378,179
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	300,000	354,837
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	240,665
Commerzbank AG:
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	113,636
Series EMTN, 4.00%, 9/16/2020	EUR	350,000	443,083
Daimler AG:
Series EMTN, 0.25%, 5/11/2020	EUR	300,000	351,953
Series EMTN, 0.50%, 9/9/2019	EUR	300,000	352,668
Series EMTN, 0.63%, 3/5/2020	EUR	300,000	354,143
Series EMTN, 0.85%, 2/28/2025	EUR	400,000	458,829
Series EMTN, 0.88%, 1/12/2021	EUR	500,000	595,103
Series EMTN, 1.00%, 11/15/2027	EUR	300,000	332,402
Series EMTN, 1.38%, 5/11/2028	EUR	200,000	227,013
Series EMTN, 1.40%, 1/12/2024		EUR 200,000	240,530
Series EMTN, 1.50%, 3/9/2026	EUR	300,000	353,646
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	450,096
Series EMTN, 2.13%, 7/3/2037	EUR	400,000	450,002
Deutsche Bank AG:
Series EMTN, 1.13%, 3/17/2025	EUR	1,100,000	1,186,511

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series EMTN, 1.25%, 9/8/2021	EUR	300,000	$347,249
Series EMTN, 1.50%, 1/20/2022	EUR	700,000	811,581
Series EMTN, 1.88%, 2/28/2020	GBP	100,000	130,367
Series EMTN, 2.38%, 1/11/2023	EUR	700,000	835,149
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	500,000	581,797
Series EMTN, 2.13%, 1/18/2021	EUR	200,000	245,654
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	201,928
Series EMTN, 6.50%, 4/8/2022	GBP	140,000	217,065
E.ON International Finance B.V.:
Series EMTN, 5.75%, 5/7/2020	EUR	400,000	517,191
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	267,156
Series EMTN, 6.38%, 6/7/2032	GBP	270,000	483,851
Series EMTN, 6.75%, 1/27/2039	GBP	250,000	490,613
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	200,000	236,570
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	308,499
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	300,000	554,349
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	260,052
Series EMTN, 6.50%, 8/10/2021	EUR	200,000	277,597
Linde AG Series EMTN, 1.75%, 9/17/2020	EUR	200,000	243,146
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	300,000	352,648
Merck Financial Services GmbH Series EMTN, 4.50%, 3/24/2020	EUR	350,000	440,684
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	200,000	243,417
Series EMTN, 1.75%, 2/22/2027	EUR	300,000	377,460
Siemens Financieringsmaatschappij NV:
Series EMTN, 1.50%, 3/10/2020	EUR	200,000	240,176
Series EMTN, 1.75%, 3/12/2021	EUR	250,000	306,457
Series EMTN, 2.88%, 3/10/2028	EUR	300,000	410,310
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	300,000	350,914
1.13%, 10/2/2023	EUR	300,000	350,052
Series EMTN, 1.63%, 1/16/2030	EUR	300,000	325,158
Series 10Y, 1.88%, 3/30/2027	EUR	600,000	689,559
Series EMTN, 2.00%, 1/14/2020	EUR	350,000	420,833
Series EMTN, 2.00%, 3/26/2021	EUR	100,000	122,043
Volkswagen Leasing GmbH:
Series EMTN, 0.25%, 10/5/2020	EUR	200,000	233,536
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	230,275
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	346,135
Series EMTN, 2.38%, 9/6/2022	EUR	300,000	372,363
Series EMTN, 2.63%, 1/15/2024	EUR	300,000	375,425
Vonovia Finance B.V.:
Series EMTN, 1.63%, 12/15/2020	EUR	400,000	484,348
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	124,081

			22,701,706

HONG KONG — 0.4%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	300,000	346,607
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	400,000	482,894

			829,501

IRELAND — 0.1%
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	200,000	234,470

ITALY — 5.1%
Assicurazioni Generali SpA:
Series EMTN, 2.88%, 1/14/2020	EUR	285,000	345,904
Series EMTN, 5.13%, 9/16/2024	EUR	450,000	638,968
Atlantia SpA Series EMTN, 1.88%, 7/13/2027	EUR	350,000	388,921
Autostrade per l’Italia SpA Series EMTN, 5.88%, 6/9/2024	EUR	200,000	294,149
Enel Finance International NV:
Series EMTN, 1.00%, 9/16/2024	EUR	300,000	345,817
Series EMTN, 1.97%, 1/27/2025	EUR	450,000	542,114

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series EMTN, 5.00%, 9/14/2022	EUR	550,000	$758,394
Series EMTN, 5.63%, 8/14/2024	GBP	250,000	383,522
Series EMTN, 5.75%, 9/14/2040	GBP	300,000	501,447
Eni SpA:
Series EMTN, 1.50%, 2/2/2026	EUR	300,000	349,966
Series EMTN, 3.25%, 7/10/2023	EUR	300,000	392,605
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	405,983
Series EMTN, 3.75%, 9/12/2025	EUR	250,000	339,432
Series EMTN, 4.00%, 6/29/2020	EUR	200,000	251,201
4.13%, 9/16/2019	EUR	200,000	244,911
Series EMTN, 4.25%, 2/3/2020	EUR	300,000	373,287
Intesa Sanpaolo SpA:
Series EMTN, 1.13%, 1/14/2020	EUR	300,000	352,070
Series EMTN, 1.13%, 3/4/2022	EUR	515,000	594,401
Series EMTN, 1.38%, 1/18/2024	EUR	300,000	339,691
Series EMTN, 2.00%, 6/18/2021	EUR	400,000	479,397
Series EMTN, 4.00%, 10/30/2023	EUR	400,000	518,051
Series EMTN, 4.13%, 4/14/2020	EUR	200,000	247,058
Series EMTN, 4.38%, 10/15/2019	EUR	100,000	122,205
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	300,000	324,996
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	292,238
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	224,696
Series EMTN, 4.75%, 3/15/2021	EUR	300,000	392,389
UniCredit SpA:
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	424,327
Series EMTN, 2.13%, 10/24/2026	EUR	300,000	345,561
Series EMTN, 3.25%, 1/14/2021	EUR	400,000	491,849

			11,705,550

JAPAN — 0.6%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	909,840
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	400,000	477,788

			1,387,628

LUXEMBOURG — 1.2%
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	300,000	352,717
Holcim Finance Luxembourg SA:
Series EMTN, 1.38%, 5/26/2023	EUR	300,000	356,777
Series EMTN, 2.25%, 5/26/2028	EUR	200,000	235,860
Novartis Finance SA:
Zero Coupon, 3/31/2021	EUR	300,000	350,886
0.13%, 9/20/2023	EUR	300,000	345,628
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	400,000	468,319
1.50%, 3/26/2030	EUR	200,000	235,493
2.00%, 3/26/2038	EUR	300,000	352,046

			2,697,726

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	252,393
Series EMTN, 4.13%, 10/25/2019	EUR	200,000	246,007
4.38%, 8/7/2041	GBP	200,000	305,146
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	300,000	360,335

			1,163,881

NETHERLANDS — 8.5%
ABN AMRO Bank NV:
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	406,535
Series EMTN, 2.13%, 11/26/2020	EUR	200,000	245,383
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	386,500
Series EMTN, 4.13%, 3/28/2022	EUR	250,000	333,463
ASML Holding NV 1.38%, 7/7/2026	EUR	300,000	356,730
BMW Finance NV:
Series EMTN, 0.13%, 7/3/2020	EUR	300,000	351,295
Series EMTN, 0.13%, 1/12/2021	EUR	300,000	350,779
Series EMTN, 0.38%, 7/10/2023	EUR	300,000	346,447
Series EMTN, 0.88%, 11/17/2020	EUR	400,000	476,416
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	200,000	235,762
Series GMTN, 1.25%, 3/23/2026	EUR	400,000	481,835

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series GMTN, 1.38%, 2/3/2027	EUR	500,000	$609,905
Series GMTN, 2.25%, 3/23/2022	GBP	150,000	202,930
Series EMTN, 2.38%, 5/22/2023	EUR	300,000	383,302
Series GMTN, 4.00%, 1/11/2022	EUR	500,000	662,190
Series GMTN, 4.13%, 1/14/2020	EUR	900,000	1,119,136
Series EMTN, 4.13%, 1/12/2021	EUR	400,000	515,791
4.13%, 7/14/2025	EUR	650,000	932,631
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	263,086
Series EMTN, 4.75%, 6/6/2022	EUR	600,000	823,960
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	300,000	352,451
Series EMTN, 0.63%, 4/3/2023	EUR	500,000	585,306
Series EMTN, 0.88%, 1/30/2024	EUR	500,000	587,997
Series EMTN, 1.38%, 1/30/2027	EUR	500,000	582,342
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	231,572
Enel Finance International NV 1.38%, 6/1/2026	EUR	400,000	453,215
Gas Natural Fenosa Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	300,000	344,102
Heineken NV Series EMTN, 2.13%, 8/4/2020	EUR	300,000	366,160
ING Bank NV:
Series EMTN, 0.70%, 4/16/2020	EUR	300,000	355,186
Series EMTN, 0.75%, 2/22/2021	EUR	200,000	237,929
Series EMTN, 1.25%, 12/13/2019	EUR	250,000	297,727
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	539,281
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	400,000	470,057
Series EMTN, 1.13%, 2/14/2025	EUR	300,000	346,069
Series EMTN, 1.38%, 1/11/2028	EUR	300,000	341,623
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	200,000	226,490
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	250,000	406,161
Shell International Finance B.V.:
Series EMTN, 0.38%, 2/15/2025	EUR	300,000	343,113
Series EMTN, 0.75%, 8/15/2028	EUR	300,000	333,762
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	120,269
Series EMTN, 1.25%, 3/15/2022	EUR	300,000	364,175
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	235,134
Series EMTN, 1.63%, 3/24/2021	EUR	300,000	365,823
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	367,818
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	251,335
Series EMTN, 2.50%, 3/24/2026	EUR	300,000	392,651
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	300,000	351,611
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	232,933

			19,566,368

NORWAY — 0.5%
DNB Bank ASA:
Series EMTN, 3.88%, 6/29/2020	EUR	250,000	314,753
Series EMTN, 4.25%, 1/18/2022	EUR	200,000	267,118
Series EMTN, 4.38%, 2/24/2021	EUR	500,000	650,838

			1,232,709

PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	227,000	283,651

SPAIN — 5.6%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	300,000	336,325
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.63%, 1/17/2022	EUR	300,000	351,268
Series GMTN, 0.75%, 9/11/2022	EUR	400,000	460,397
Series GMTN, 1.00%, 1/20/2021	EUR	400,000	476,182
Banco de Sabadell SA Series EMTN, 0.88%, 3/5/2023	EUR	300,000	344,856
Banco Santander SA:
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	225,071
Series EMTN, 1.38%, 3/3/2021	EUR	300,000	361,034

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
1.38%, 2/9/2022	EUR	300,000	$356,583
Series EMTN, 1.38%, 12/14/2022	EUR	400,000	483,735
Series EMTN, 4.00%, 1/24/2020	EUR	300,000	372,276
CaixaBank SA:
Series EMTN, 0.75%, 4/18/2023	EUR	200,000	229,294
Series EMTN, 1.13%, 1/12/2023	EUR	400,000	459,322
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	230,226
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	300,000	355,135
Gas Natural Capital Co. Series EMTN, 1.13%, 4/11/2024	EUR	200,000	235,097
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	300,000	349,771
Series EMTN, 4.13%, 3/23/2020	EUR	150,000	187,511
Iberdrola International B.V.:
Series EMTN, 1.13%, 4/21/2026	EUR	300,000	346,023
Series EMTN, 3.50%, 2/1/2021	EUR	200,000	253,525
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	233,330
Repsol International Finance B.V.:
Series EMTN, 2.63%, 5/28/2020	EUR	300,000	367,135
Series EMTN, 3.63%, 10/7/2021	EUR	200,000	259,345
Santander Consumer Finance SA:
0.88%, 1/24/2022	EUR	300,000	352,774
Series EMTN, 0.90%, 2/18/2020	EUR	300,000	354,905
Series EMTN, 1.50%, 11/12/2020	EUR	300,000	361,020
Telefonica Emisiones SAU:
Series EMTN, 0.32%, 10/17/2020	EUR	200,000	234,764
Series EMTN, 0.75%, 4/13/2022	EUR	400,000	471,409
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	112,618
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	345,102
Series EMTN, 1.48%, 9/14/2021	EUR	200,000	242,414
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	355,523
Series EMTN, 1.72%, 1/12/2028	EUR	400,000	453,668
Series EMTN, 2.24%, 5/27/2022	EUR	300,000	373,428
Series GMTN, 3.96%, 3/26/2021	EUR	300,000	387,025
Series GMTN, 3.99%, 1/23/2023	EUR	400,000	536,984
Series EMTN, 4.69%, 11/11/2019	EUR	400,000	496,352
Series EMTN, 4.71%, 1/20/2020	EUR	200,000	250,669
Series EMTN, 5.60%, 3/12/2020	GBP	200,000	281,586

			12,883,682

SWEDEN — 2.2%
Nordea Bank AB:
Series EMTN, 1.00%, 2/22/2023	EUR	200,000	240,033
Series EMTN, 1.13%, 2/12/2025	EUR	300,000	360,634
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	355,458
Series EMTN, 2.00%, 2/17/2021	EUR	300,000	368,622
Series EMTN, 3.25%, 7/5/2022	EUR	300,000	391,604
Series EMTN, 4.00%, 7/11/2019	EUR	300,000	365,251
Series EMTN, 4.00%, 6/29/2020	EUR	250,000	315,572
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 8/24/2021	EUR	300,000	357,558
Series GMTN, 1.88%, 11/14/2019	EUR	300,000	360,052
Series EMTN, 2.00%, 2/19/2021	EUR	300,000	368,575
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	100,000	116,775
Series EMTN, 1.13%, 12/14/2022	EUR	200,000	241,146
Series EMTN, 2.25%, 8/27/2020	EUR	300,000	367,952
Series EMTN, 2.63%, 8/23/2022	EUR	300,000	383,208
Series EMTN, 4.38%, 10/20/2021	EUR	400,000	532,699

			5,125,139

SWITZERLAND — 4.1%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	300,000	356,955
Series EMTN, 1.13%, 9/15/2020	EUR	300,000	358,779
Series EMTN, 1.38%, 11/29/2019	EUR	500,000	595,815
Series EMTN, 1.38%, 1/31/2022	EUR	400,000	483,283
Series EMTN, 1.50%, 4/10/2026	EUR	400,000	481,583

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series EMTN, 4.75%, 8/5/2019	EUR	550,000	$676,178
Credit Suisse Group AG:
Series EMTN, 1.25%, 7/17/2025 (b)	EUR	200,000	230,329
2.13%, 9/12/2025 (b)	GBP	200,000	251,761
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	245,000	251,825
Series EMTN, 1.25%, 4/14/2022	EUR	655,000	777,425
Glencore Finance Europe SA Series EMTN, 1.25%, 3/17/2021	EUR	250,000	297,425
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	300,000	358,019
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	300,000	357,382
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	250,000	342,729
UBS AG:
Series EMTN, 0.13%, 11/5/2021	EUR	400,000	464,723
Series EMTN, 0.25%, 1/10/2022	EUR	400,000	464,995
Series EMTN, 1.13%, 6/30/2020	EUR	335,000	400,203
Series EMTN, 1.25%, 12/10/2020	GBP	200,000	262,876
Series EMTN, 1.25%, 9/3/2021	EUR	400,000	482,188
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	700,000	798,029
1.50%, 11/30/2024	EUR	300,000	355,513
1.75%, 11/16/2022	EUR	300,000	364,999

			9,413,014

UNITED KINGDOM — 12.4%
Barclays Bank PLC Series EMTN, 4.88%, 8/13/2019	EUR	200,000	246,558
Barclays PLC:
Series EMTN, 1.38%, 1/24/2026 (b)	EUR	200,000	221,773
Series EMTN, 1.50%, 4/1/2022	EUR	248,000	296,102
Series EMTN, 1.88%, 3/23/2021	EUR	400,000	483,753
Series EMTN, 1.88%, 12/8/2023	EUR	200,000	238,520
2.38%, 10/6/2023 (b)	GBP	200,000	259,197
Series EMTN, 3.13%, 1/17/2024	GBP	300,000	396,102
Series EMTN, 3.25%, 2/12/2027	GBP	300,000	386,685
Series EMTN, 3.25%, 1/17/2033	GBP	400,000	482,217
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	300,000	348,715
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	200,000	350,605
Series EMTN, 5.13%, 12/1/2025	GBP	200,000	320,089
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	359,338
Series EMTN, 1.37%, 3/3/2022	EUR	200,000	242,560
Series EMTN, 1.53%, 9/26/2022	EUR	400,000	488,548
Series EMTN, 1.57%, 2/16/2027	EUR	300,000	357,314
Series EMTN, 2.18%, 9/28/2021	EUR	200,000	248,430
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	263,469
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	400,000	471,905
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	230,432
Series EMTN, 1.13%, 3/10/2023	EUR	100,000	118,797
Series EMTN, 1.50%, 6/23/2027	EUR	400,000	456,499
Series EMTN, 1.75%, 3/10/2026	EUR	400,000	474,964
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	200,000	249,567
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	120,584
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	238,772
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	200,000	382,400
GlaxoSmithKline Capital PLC:
Zero Coupon, 9/12/2020	EUR	200,000	233,857
Series EMTN, 0.63%, 12/2/2019	EUR	600,000	708,239
Series EMTN, 1.38%, 12/2/2024	EUR	300,000	365,118
Series EMTN, 4.25%, 12/18/2045	GBP	200,000	324,733
Series EMTN, 5.25%, 12/19/2033	GBP	150,000	260,415
Series EMTN, 5.25%, 4/10/2042	GBP	300,000	547,289

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series EMTN, 6.38%, 3/9/2039	GBP	150,000	$301,923
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	200,000	324,418
5.23%, 2/15/2023	GBP	150,000	226,880
Series EMTN, 5.88%, 5/13/2043	GBP	200,000	370,780
6.45%, 12/10/2031	GBP	250,000	455,182
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	172,741
HSBC Bank PLC Series EMTN, 4.00%, 1/15/2021	EUR	300,000	384,904
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	600,000	691,897
Series EMTN, 1.50%, 3/15/2022	EUR	500,000	602,535
2.26%, 11/13/2026 (b)	GBP	300,000	380,215
Series EMTN, 2.50%, 3/15/2027	EUR	400,000	506,560
2.63%, 8/16/2028	GBP	200,000	254,280
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	248,000	303,778
Series EMTN, 9.00%, 2/17/2022	GBP	250,000	410,559
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	200,000	239,233
Series EMTN, 5.38%, 9/3/2019	EUR	300,000	372,957
Series EMTN, 6.50%, 9/17/2040	GBP	250,000	497,086
Lloyds Banking Group PLC:
Series EMTN, 0.63%, 1/15/2024 (b)	EUR	400,000	454,807
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	113,840
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	256,370
Nationwide Building Society 1.50%, 3/8/2026 (b)	EUR	300,000	345,593
Natwest Markets PLC:
Series EMTN, 5.38%, 9/30/2019	EUR	450,000	559,744
Series EMTN, 5.50%, 3/23/2020	EUR	300,000	382,272
Royal Bank of Scotland Group PLC:
Series EMTN, 1.75%, 3/2/2026 (b)	EUR	500,000	574,692
Series EMTN, 2.50%, 3/22/2023	EUR	522,000	641,434
Series EMTN, 3 Month USD LIBOR — 2.04%, 2.00%, 3/8/2023 (b)	EUR	500,000	600,814
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	233,530
Santander UK PLC Series EMTN, 1.88%, 2/17/2020	GBP	200,000	265,857
Sky PLC:
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	389,150
Series EMTN, 2.50%, 9/15/2026	EUR	300,000	377,354
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	300,000	362,083
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	250,000	435,663
University of Oxford 2.54%, 12/8/2117	GBP	150,000	191,907
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	300,000	351,438
Series EMTN, 1.00%, 9/11/2020	EUR	459,000	546,318
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	345,522
Series EMTN, 1.25%, 8/25/2021	EUR	300,000	361,445
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	218,052
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	368,941
Series EMTN, 1.88%, 9/11/2025	EUR	350,000	426,607
Series EMTN, 2.20%, 8/25/2026	EUR	428,000	528,233
Series EMTN, 3.00%, 8/12/2056	GBP	200,000	225,156
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	244,748
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	134,152
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	200,000	249,762
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	200,000	301,831
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	200,000	343,757

			28,500,546

UNITED STATES — 26.7%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	300,000	352,065
1.38%, 5/17/2024	EUR	414,000	490,496
American Express Credit Corp. 0.63%, 11/22/2021	EUR	300,000	354,430
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	231,088

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Amgen, Inc.:
1.25%, 2/25/2022	EUR	300,000	$361,778
4.00%, 9/13/2029	GBP	200,000	293,684
Apple, Inc.:
0.35%, 6/10/2020	JPY	100,000,000	906,714
0.88%, 5/24/2025	EUR	200,000	235,915
Series EMTN, 1.00%, 11/10/2022	EUR	300,000	362,928
1.38%, 1/17/2024	EUR	100,000	122,255
1.38%, 5/24/2029	EUR	300,000	355,018
1.63%, 11/10/2026	EUR	400,000	492,088
2.00%, 9/17/2027	EUR	200,000	252,660
3.05%, 7/31/2029	GBP	200,000	284,214
Series MTN, 3.70%, 8/28/2022	AUD	270,000	205,901
AT&T, Inc.:
1.30%, 9/5/2023	EUR	400,000	476,086
1.45%, 6/1/2022	EUR	300,000	361,813
1.80%, 9/5/2026	EUR	200,000	234,630
1.88%, 12/4/2020	EUR	300,000	364,885
2.35%, 9/5/2029	EUR	100,000	117,878
2.40%, 3/15/2024	EUR	300,000	374,918
2.45%, 3/15/2035	EUR	300,000	324,706
2.50%, 3/15/2023	EUR	300,000	377,414
2.65%, 12/17/2021	EUR	300,000	376,360
3.15%, 9/4/2036	EUR	559,000	653,470
3.50%, 12/17/2025	EUR	200,000	266,263
3.55%, 12/17/2032	EUR	400,000	512,916
4.25%, 6/1/2043	GBP	200,000	276,991
4.38%, 9/14/2029	GBP	250,000	363,438
4.88%, 6/1/2044	GBP	350,000	530,024
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	192,184
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	192,185
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	300,000	348,733
Series EMTN, 1.38%, 9/10/2021	EUR	400,000	483,091
Series EMTN, 1.63%, 9/14/2022	EUR	400,000	487,069
Series EMTN, 2.30%, 7/25/2025	GBP	200,000	259,894
Series EMTN, 2.38%, 6/19/2024	EUR	300,000	376,567
Series EMTN, 2.50%, 7/27/2020	EUR	500,000	613,467
Series EMTN, 6.13%, 9/15/2021	GBP	200,000	299,457
Series EMTN, 7.00%, 7/31/2028	GBP	350,000	627,855
Series EMTN, 3 Month USD LIBOR — 0.83%, 0.74%, 2/7/2022 (b)	EUR	100,000	117,744
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	300,000	355,659
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	500,000	595,889
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	300,000	353,688
1.13%, 3/16/2027	EUR	300,000	347,739
1.30%, 3/15/2024	EUR	150,000	181,007
1.63%, 3/16/2035	EUR	300,000	341,607
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	118,261
0.80%, 3/10/2022	EUR	100,000	118,261
2.38%, 9/23/2024	EUR	100,000	125,320
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	500,000	579,751
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	241,400
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	229,541
1.75%, 1/28/2025	EUR	400,000	483,605
Series EMTN, 2.38%, 5/22/2024	EUR	300,000	377,789
Series EMTN, 5.00%, 8/2/2019	EUR	450,000	554,347
Series EMTN, 7.38%, 9/4/2019	EUR	400,000	507,627
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	300,000	356,119
1.13%, 3/9/2027	EUR	300,000	350,870
1.63%, 3/9/2035	EUR	500,000	576,678
1.88%, 9/22/2026	EUR	300,000	374,534
FedEx Corp. 1.63%, 1/11/2027	EUR	300,000	354,891
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	200,000	236,973
Series EMTN, 2.25%, 7/20/2020	EUR	250,000	305,204
Series EMTN, 2.63%, 3/15/2023	EUR	300,000	381,156
Series EMTN, 5.38%, 1/23/2020	EUR	300,000	379,345
General Electric Co.:
0.38%, 5/17/2022	EUR	400,000	465,768
0.88%, 5/17/2025	EUR	500,000	573,078
1.25%, 5/26/2023	EUR	300,000	358,748
1.50%, 5/17/2029	EUR	500,000	563,627
1.88%, 5/28/2027	EUR	300,000	360,038
2.13%, 5/17/2037	EUR	500,000	543,661
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	400,000	464,157
Series EMTN, 1.38%, 7/26/2022	EUR	300,000	361,215
Series EMTN, 1.38%, 5/15/2024	EUR	600,000	707,619
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	351,905

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series EMTN, 2.00%, 7/27/2023	EUR	400,000	$491,527
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	123,483
Series EMTN, 2.50%, 10/18/2021	EUR	300,000	374,732
Series EMTN, 2.63%, 8/19/2020	EUR	350,000	430,338
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	261,040
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	259,004
Series EMTN, 4.25%, 1/29/2026	GBP	200,000	288,659
Series EMTN, 5.13%, 10/23/2019	EUR	100,000	124,585
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	200,000	235,965
1.30%, 2/22/2023	EUR	200,000	242,329
1.30%, 2/22/2023	EUR	100,000	121,165
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	300,000	354,736
0.95%, 5/23/2025	EUR	100,000	116,892
1.25%, 5/26/2023	EUR	300,000	363,143
Series 001, 1.38%, 11/19/2019	EUR	300,000	357,403
1.50%, 5/23/2029	EUR	300,000	354,059
1.88%, 11/6/2020	EUR	200,000	243,932
1.88%, 11/6/2020	EUR	200,000	243,932
Series EMTN, 2.75%, 12/21/2020	GBP	200,000	273,192
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	132,764
Johnson & Johnson:
0.25%, 1/20/2022	EUR	400,000	470,474
1.65%, 5/20/2035	EUR	400,000	481,131
4.75%, 11/6/2019	EUR	100,000	124,649
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	600,000	689,586
Series EMTN, 1.38%, 9/16/2021	EUR	500,000	604,295
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	364,845
Series EMTN, 1.50%, 1/27/2025	EUR	300,000	359,715
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	237,521
Series EMTN, 1.88%, 11/21/2019	EUR	300,000	360,087
Series EMTN, 2.63%, 4/23/2021	EUR	400,000	498,971
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	510,243
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	255,778
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	264,869
Series EMTN, 3.00%, 2/19/2026	EUR	300,000	397,260
Series EMTN, 3.88%, 9/23/2020	EUR	200,000	253,594
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	600,000	704,921
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	300,000	353,434
McDonald’s Corp. Series GMTN, 1.00%, 11/15/2023	EUR	300,000	355,607
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	200,000	240,869
1.88%, 10/15/2026	EUR	300,000	373,556
Microsoft Corp.:
2.13%, 12/6/2021	EUR	450,000	561,028
3.13%, 12/6/2028	EUR	400,000	563,139
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	118,466
Series EMTN, 1.34%, 10/23/2026 (b)	EUR	100,000	114,765
Series GMTN, 1.38%, 10/27/2026	EUR	400,000	458,759
Series GMTN, 1.75%, 3/11/2024	EUR	400,000	484,226
Series GMTN, 1.75%, 1/30/2025	EUR	400,000	480,384
1.88%, 3/30/2023	EUR	300,000	367,228
Series GMTN, 1.88%, 4/27/2027	EUR	600,000	713,280
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	370,332
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	259,778
Series GMTN, 5.38%, 8/10/2020	EUR	450,000	583,559
Mylan NV 2.25%, 11/22/2024	EUR	300,000	362,499
Oracle Corp. Series EMTN, 2.25%, 1/10/2021	EUR	300,000	370,976
Pfizer, Inc.:
Zero Coupon, 3/6/2020	EUR	100,000	117,057
0.25%, 3/6/2022	EUR	200,000	234,390
2.74%, 6/15/2043	GBP	300,000	388,140
5.75%, 6/3/2021	EUR	350,000	477,134
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	360,742
Series EMTN, 2.88%, 3/3/2026	EUR	200,000	260,364
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	300,000	356,672
2.38%, 9/23/2024	EUR	100,000	125,320
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	300,000	363,486
2.00%, 8/16/2022	EUR	200,000	251,105
4.88%, 5/11/2027	EUR	300,000	467,864

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	248,000	$284,897
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	237,515
Series EMTN, 1.00%, 9/10/2021	EUR	300,000	359,897
Series EMTN, 1.80%, 7/23/2020	EUR	200,000	242,540
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	300,000	350,000
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	229,448
1.38%, 10/27/2026	EUR	300,000	346,517
1.38%, 11/2/2028	EUR	200,000	221,872
2.63%, 12/1/2031	EUR	300,000	364,694
Series 20Y, 2.88%, 1/15/2038	EUR	300,000	344,127
Series EMTN, 3.25%, 2/17/2026	EUR	400,000	530,255
3.38%, 10/27/2036	GBP	200,000	257,490
Walmart, Inc.:
4.88%, 9/21/2029	EUR	250,000	401,850
5.25%, 9/28/2035	GBP	150,000	274,641
5.63%, 3/27/2034	GBP	300,000	558,407
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	600,000	670,745
Series EMTN, 1.13%, 10/29/2021	EUR	400,000	479,184
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	347,802
Series EMTN, 1.50%, 9/12/2022	EUR	300,000	362,859
Series EMTN, 1.50%, 5/24/2027	EUR	450,000	521,734
Series EMTN, 1.63%, 6/2/2025	EUR	350,000	420,134
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	253,858
Series EMTN, 2.00%, 4/27/2026	EUR	500,000	610,679
Series EMTN, 2.13%, 4/22/2022	GBP	200,000	265,125
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	124,592
Series EMTN, 2.25%, 9/3/2020	EUR	300,000	366,564
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	124,986
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	315,860
4.63%, 11/2/2035	GBP	200,000	315,788
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	300,000	372,678

			61,550,065

TOTAL CORPORATE BONDS & NOTES (Cost $237,368,167)			227,254,119

	Shares		Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)		8,970	8,970
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)		292,825	292,825

TOTAL SHORT-TERM INVESTMENTS (Cost $301,795)			301,795

TOTAL INVESTMENTS — 98.8% (Cost $237,669,962)			227,555,914
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			2,729,735

NET ASSETS — 100.0%			$230,285,649

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)

Variable Rate Security — Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$3,971,851	$—	$3,971,851
Austria	—	346,850	—	346,850
Belgium	—	6,093,948	—	6,093,948
Canada	—	296,231	—	296,231
Cayman Islands	—	357,432	—	357,432
Denmark	—	1,450,635	—	1,450,635
Finland	—	356,207	—	356,207
France	—	35,105,329	—	35,105,329
Germany	—	22,701,706	—	22,701,706
Hong Kong	—	829,501	—	829,501
Ireland	—	234,470	—	234,470
Italy	—	11,705,550	—	11,705,550
Japan	—	1,387,628	—	1,387,628
Luxembourg	—	2,697,726	—	2,697,726
Mexico	—	1,163,881	—	1,163,881
Netherlands	—	19,566,368	—	19,566,368
Norway	—	1,232,709	—	1,232,709
Portugal	—	283,651	—	283,651
Spain	—	12,883,682	—	12,883,682
Sweden	—	5,125,139	—	5,125,139
Switzerland	—	9,413,014	—	9,413,014
United Kingdom	—	28,500,546	—	28,500,546
United States	—	61,550,065	—	61,550,065
Short-Term Investments	301,795	—	—	301,795

TOTAL INVESTMENTS	$301,795	$227,254,119	$—	$227,555,914

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,844	$27,844	$76,959,339	$76,978,213	$—	$—	8,970	$8,970	$9,372	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	930,012	637,187	—	—	292,825	292,825	70	—

TOTAL		$27,844	$77,889,351	$77,615,400	$—	$—		$301,795	$9,442	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 86.5%
AEROSPACE & DEFENSE — 0.6%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.65%, 5/11/2020 (a)	$3,490,000	$3,497,608
3 Month USD LIBOR + 0.38%, 2.74%, 5/11/2021 (a)	4,700,000	4,714,100
Spirit AeroSystems, Inc. 3 Month USD LIBOR + 0.80% 3.12%, 6/15/2021 (a)	6,048,000	6,059,068
United Technologies Corp. 3 Month USD LIBOR + 0.35% 2.71%, 11/1/2019 (a)	4,721,000	4,733,983

		19,004,759

AGRICULTURE — 0.4%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 2.95%, 8/14/2020 (a) (b)	7,200,000	7,224,336
3 Month USD LIBOR + 0.88%, 3.22%, 8/15/2022 (a) (b)	3,050,000	3,070,679
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42% 2.75%, 2/21/2020 (a)	1,890,000	1,896,634

		12,191,649

AUTO MANUFACTURERS — 7.0%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.57%, 2/12/2021 (a)	5,294,000	5,285,583
Series MTN, 3 Month USD LIBOR + 0.15%, 2.51%, 1/22/2019 (a)	4,050,000	4,051,741
Series MTN, 3 Month USD LIBOR + 0.15%, 2.51%, 11/13/2019 (a)	2,300,000	2,301,219
Series MTN, 3 Month USD LIBOR + 0.27%, 2.63%, 7/20/2020 (a)	2,341,000	2,342,685
Series MTN, 3 Month USD LIBOR + 0.28%, 2.61%, 11/19/2018 (a)	239,000	239,256
Series MTN, 3 Month USD LIBOR + 0.34%, 2.70%, 2/14/2020 (a)	4,767,000	4,778,870
Series MTN, 3 Month USD LIBOR + 0.35%, 2.71%, 11/5/2021 (a)	9,090,000	9,098,635
Series MTN, 3 Month USD LIBOR + 0.46%, 2.80%, 7/13/2018 (a)	2,093,000	2,093,440
Series MTN, 3 Month USD LIBOR + 0.47%, 2.80%, 11/16/2022 (a) (c)	1,800,000	1,802,106
Series MTN, 3 Month USD LIBOR + 0.83%, 3.15%, 2/22/2019 (a)	2,164,000	2,173,889
BMW US Capital LLC 3 Month USD LIBOR + 0.41% 2.75%, 4/12/2021 (a) (b)	2,921,000	2,929,646
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.25%, 2.61%, 11/5/2018 (a) (b)	6,810,000	6,814,699
3 Month USD LIBOR + 0.39%, 2.75%, 5/4/2020 (a) (b)	3,400,000	3,403,944
3 Month USD LIBOR + 0.43%, 2.79%, 2/12/2021 (a) (b)	3,040,000	3,040,122
3 Month USD LIBOR + 0.45%, 2.78%, 2/22/2021 (a) (b)	5,650,000	5,655,763
3 Month USD LIBOR + 0.53%, 2.89%, 5/5/2020 (a) (b)	6,634,000	6,657,418
3 Month USD LIBOR + 0.55%, 2.91%, 5/4/2021 (a) (b) (c)	6,850,000	6,861,645
3 Month USD LIBOR + 0.62%, 2.98%, 10/30/2019 (a) (b)	2,600,000	2,611,258
3 Month USD LIBOR + 0.63%, 2.95%, 1/6/2020 (a) (b)	2,100,000	2,109,030
3 Month USD LIBOR + 0.84%, 3.20%, 5/4/2023 (a) (b)	3,500,000	3,506,440
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.24%, 3.59%, 2/15/2023 (a)	5,505,000	5,533,296
3 Month USD LIBOR + 0.79%, 3.12%, 6/12/2020 (a)	7,247,000	7,281,568
3 Month USD LIBOR + 0.81%, 2.83%, 4/5/2021 (a)	711,000	713,289
3 Month USD LIBOR + 0.83%, 3.19%, 8/12/2019 (a)	3,330,000	3,345,385
3 Month USD LIBOR + 0.93%, 3.29%, 11/4/2019 (a)	1,265,000	1,273,336
3 Month USD LIBOR + 1.00%, 3.33%, 1/9/2020 (a)	5,857,000	5,899,932
3 Month USD LIBOR + 1.08%, 3.43%, 8/3/2022 (a)	8,507,000	8,547,068
3 Month USD LIBOR + 1.27%, 3.61%, 3/28/2022 (a)	2,765,000	2,799,894
Series 1, 3 Month USD LIBOR + 0.83%, 3.16%, 3/12/2019 (a)	5,885,000	5,903,420
Series MTN, 3 Month USD LIBOR + 1.58%, 3.91%, 1/8/2019 (a)	3,375,000	3,396,229
General Motors Co. 3 Month USD LIBOR + 0.80% 3.16%, 8/7/2020 (a)	5,788,000	5,814,741
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 2.90%, 11/6/2020 (a)	3,250,000	3,241,875
3 Month USD LIBOR + 0.85%, 3.19%, 4/9/2021 (a)	6,326,000	6,357,630
3 Month USD LIBOR + 0.93%, 3.27%, 4/13/2020 (a)	6,556,000	6,606,481
3 Month USD LIBOR + 0.99%, 3.31%, 1/5/2023 (a) (c)	4,500,000	4,516,155
3 Month USD LIBOR + 1.31%, 3.64%, 6/30/2022 (a)	5,488,000	5,572,790
3 Month USD LIBOR + 1.45%, 3.82%, 5/9/2019 (a)	3,140,000	3,167,977
3 Month USD LIBOR + 1.55%, 3.90%, 1/14/2022 (a)	3,168,000	3,243,620
Harley-Davidson Financial Services, Inc. 3 Month USD LIBOR + 0.50% 2.83%, 5/21/2020 (a) (b) (c)	2,000,000	2,003,660
Hyundai Capital America 3 Month USD LIBOR + 0.94% 3.26%, 7/8/2021 (a) (b)	2,000,000	2,000,300
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.73%, 7/13/2020 (a) (b)	2,000,000	2,002,200

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.39%, 2.73%, 9/28/2020 (a) (b)	$1,700,000	$1,700,493
3 Month USD LIBOR + 0.52%, 2.85%, 9/13/2019 (a) (b)	3,087,000	3,098,021
3 Month USD LIBOR + 0.65%, 2.99%, 7/13/2022 (a) (b)	3,700,000	3,701,258
3 Month USD LIBOR + 0.69%, 3.03%, 9/28/2022 (a) (b)	3,700,000	3,704,329
3 Month USD LIBOR + 0.89%, 3.23%, 1/13/2022 (a) (b)	3,962,000	4,005,820
3 Month USD LIBOR + 1.01%, 3.33%, 3/8/2019 (a) (b)	575,000	578,398
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.44%, 1/10/2020 (a)	3,282,000	3,279,440
3 Month USD LIBOR + 0.26%, 2.61%, 4/17/2020 (a)	4,565,000	4,573,263
Series GMTN, 3 Month USD LIBOR + 0.46%, 2.80%, 7/13/2018 (a)	2,201,000	2,201,462
Series MTN, 3 Month USD LIBOR + 0.14%, 2.50%, 11/14/2019 (a)	1,000,000	999,030
Series MTN, 3 Month USD LIBOR + 0.15%, 2.49%, 12/24/2018 (a)	1,360,000	1,360,748
Series MTN, 3 Month USD LIBOR + 0.23%, 2.57%, 8/15/2018 (a)	1,350,000	1,350,688
Series MTN, 3 Month USD LIBOR + 0.26%, 2.59%, 1/9/2019 (a)	5,402,000	5,407,078
Series MTN, 3 Month USD LIBOR + 0.28%, 2.62%, 4/13/2021 (a)	13,890,000	13,889,861
Series MTN, 3 Month USD LIBOR + 0.37%, 2.70%, 3/12/2020 (a)	3,059,000	3,070,227
Series MTN, 3 Month USD LIBOR + 0.44%, 2.80%, 10/18/2019 (a)	4,606,000	4,623,963
Series MTN, 3 Month USD LIBOR + 0.48%, 2.80%, 9/8/2022 (a)	7,256,000	7,285,387
Series MTN, 3 Month USD LIBOR + 0.69%, 3.03%, 1/11/2022 (a)	4,525,000	4,580,069
Series MTN, 3 Month USD LIBOR + 0.82%, 3.15%, 2/19/2019 (a)	3,630,000	3,647,860

		240,035,630

BANKS — 52.1%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 2.77%, 1/19/2021 (a) (b)	5,180,000	5,181,813
3 Month USD LIBOR + 0.64%, 3.00%, 1/18/2019 (a) (b)	13,099,000	13,134,105
ANZ New Zealand Int’l, Ltd. 3 Month USD LIBOR + 1.00% 3.36%, 1/25/2022 (a) (b)	1,000,000	1,010,980
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97% 3.31%, 6/14/2023 (a) (b) (c)	3,000,000	3,006,780
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 2.69%, 11/9/2020 (a) (b)	3,300,000	3,299,010
3 Month USD LIBOR + 0.46%, 2.78%, 5/17/2021 (a) (b)	9,500,000	9,484,040
3 Month USD LIBOR + 0.50%, 2.83%, 8/19/2020 (a) (b)	5,312,000	5,331,973
3 Month USD LIBOR + 0.66%, 3.00%, 9/23/2019 (a) (b)	4,375,000	4,398,581
3 Month USD LIBOR + 0.71%, 3.04%, 5/19/2022 (a) (b)	2,725,000	2,736,063
3 Month USD LIBOR + 0.75%, 3.08%, 11/16/2018 (a) (b)	7,405,000	7,422,624
3 Month USD LIBOR + 0.87%, 3.20%, 11/23/2021 (a) (b) (c)	2,175,000	2,199,534
3 Month USD LIBOR + 0.99%, 3.29%, 6/1/2021 (a) (b)	1,825,000	1,850,477
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.42%, 2/23/2023 (a)	3,500,000	3,501,225
3 Month USD LIBOR + 1.12%, 3.46%, 4/12/2023 (a)	4,150,000	4,147,925
3 Month USD LIBOR + 1.56%, 3.90%, 4/11/2022 (a)	5,430,000	5,529,206
Bank Nederlandse Gemeenten NV 3 Month USD LIBOR + 0.10% 2.45%, 7/14/2020 (a) (b) (c)	9,575,000	9,590,416
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.74%, 1/23/2022 (a)	8,206,000	8,185,895
3 Month USD LIBOR + 1.00%, 3.36%, 4/24/2023 (a)	9,938,000	10,045,529
3 Month USD LIBOR + 1.04%, 3.39%, 1/15/2019 (a)	8,382,000	8,424,413
Series GMTN, 3 Month USD LIBOR + 0.66%, 3.02%, 7/21/2021 (a)	6,900,000	6,926,772
Series GMTN, 3 Month USD LIBOR + 1.42%, 3.78%, 4/19/2021 (a)	7,657,000	7,870,018
Series MTN, 3 Month USD LIBOR + 0.65%, 2.99%, 10/1/2021 (a)	4,230,000	4,249,966
Series MTN, 3 Month USD LIBOR + 0.65%, 2.99%, 6/25/2022 (a)	6,000,000	5,991,120
Series MTN, 3 Month USD LIBOR + 0.87%, 3.21%, 4/1/2019 (a)	9,597,000	9,651,223
Series MTN, 3 month USD LIBOR + 1.16%, 3.52%, 1/20/2023 (a)	2,621,000	2,660,210
Series MTN, 3 month USD LIBOR + 1.18%, 3.54%, 10/21/2022 (a)	2,723,000	2,771,115
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.76% 3.08%, 12/7/2018 (a)	1,095,000	1,098,066
Bank of Montreal:
Series D, 3 Month USD LIBOR + 0.46%, 2.80%, 4/13/2021 (a)	5,503,000	5,512,905
Series MTN, 3 Month USD LIBOR + 0.25%, 2.58%, 9/11/2019 (a)	2,075,000	2,076,867
Series MTN, 3 Month USD LIBOR + 0.44%, 2.78%, 6/15/2020 (a)	5,769,000	5,783,480
Series MTN, 3 Month USD LIBOR + 0.61%, 2.97%, 7/31/2018 (a)	3,280,000	3,281,837
Series MTN, 3 Month USD LIBOR + 0.63%, 2.96%, 9/11/2022 (a)	1,200,000	1,203,240
Series MTN, 3 Month USD LIBOR + 0.65%, 3.01%, 7/18/2019 (a)	6,794,000	6,828,921

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.79%, 3.11%, 8/27/2021 (a)	$4,348,000	$4,395,698
Bank of New York Mellon Corp.:
Series MTN, 3 Month USD LIBOR + 0.48%, 2.81%, 9/11/2019 (a)	2,065,000	2,072,744
Series MTN, 3 Month USD LIBOR + 0.56%, 2.92%, 8/1/2018 (a)	2,501,000	2,502,576
Series MTN, 3 Month USD LIBOR + 0.87%, 3.19%, 8/17/2020 (a)	1,550,000	1,569,902
Bank of Nova Scotia:
3 Month USD LIBOR + 0.62%, 2.94%, 12/5/2019 (a)	2,598,000	2,612,990
3 Month USD LIBOR + 0.64%, 2.96%, 3/7/2022 (a)	4,543,000	4,561,717
3 Month USD LIBOR + 0.83%, 3.18%, 1/15/2019 (a)	2,829,000	2,840,005
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.62%, 1/8/2021 (a) (c)	2,373,000	2,368,373
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.74%, 7/14/2020 (a)	1,965,000	1,969,559
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.80%, 4/20/2021 (a)	10,586,000	10,597,962
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.95%, 9/19/2022 (a)	2,000,000	2,004,720
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 2.85%, 7/20/2020 (a) (b) (c)	1,700,000	1,705,661
3 Month USD LIBOR + 0.73%, 3.09%, 7/20/2022 (a) (b)	5,700,000	5,709,576
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 2.80%, 1/11/2021 (a) (c)	6,503,000	6,509,113
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.91%, 8/7/2019 (a)	1,500,000	1,503,870
Series GMTN, 3 Month USD LIBOR + 0.65%, 3.01%, 8/7/2020 (a)	814,000	817,598
Barclays PLC:
3 Month USD LIBOR + 1.63%, 3.96%, 1/10/2023 (a) (c)	8,801,000	8,929,143
3 Month USD LIBOR + 2.11%, 4.46%, 8/10/2021 (a) (c)	12,716,000	13,191,960
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 2.58%, 2/1/2021 (a)	4,573,000	4,560,196
Series MTN, 3 Month USD LIBOR + 0.57%, 2.91%, 6/15/2020 (a)	4,428,000	4,448,767
Series MTN, 3 Month USD LIBOR + 0.65%, 2.99%, 4/1/2022 (a)	2,000,000	2,014,660
Series MTN, 3 Month USD LIBOR + 0.66%, 3.02%, 2/1/2019 (a)	6,924,000	6,943,110
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.55%, 5/22/2022 (a) (b)	2,010,000	2,038,241
Series MTN, 3 Month USD LIBOR + 0.88%, 3.19%, 5/31/2022 (a)	3,785,000	3,817,097
Branch Banking & Trust Co.:
3 Month USD LIBOR + 0.45%, 2.80%, 1/15/2020 (a)	2,786,000	2,798,426
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.52%, 6/1/2020 (a)	3,650,000	3,650,876
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.68%, 2/2/2021 (a)	3,000,000	2,997,480
3 Month USD LIBOR + 0.52%, 2.83%, 9/6/2019 (a)	3,310,000	3,322,876
3 Month USD LIBOR + 0.72%, 3.05%, 6/16/2022 (a)	2,896,000	2,915,085
3 Month USD LIBOR + 0.39%, 2.73%, 7/13/2018 (a)	100,000	100,017
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.63%, 10/5/2020 (a)	10,509,000	10,516,566
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 2.81%, 10/30/2020 (a)	2,500,000	2,495,025
3 Month USD LIBOR + 0.72%, 3.08%, 1/30/2023 (a)	9,875,000	9,809,232
3 Month USD LIBOR + 0.76%, 3.12%, 5/12/2020 (a)	3,477,000	3,494,176
3 Month USD LIBOR + 0.95%, 3.28%, 3/9/2022 (a)	1,773,000	1,778,957
Capital One NA:
3 Month USD LIBOR + 0.77%, 3.10%, 9/13/2019 (a)	4,160,000	4,180,134
Series BKNT, 3 Month USD LIBOR + 0.82%, 3.18%, 8/8/2022 (a)	1,750,000	1,755,653
Series BKNT, 3 month USD LIBOR + 1.15%, 3.51%, 1/30/2023 (a)	100,000	100,640
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.47%, 8/17/2018 (a)	1,435,000	1,436,521
Citibank NA:
3 Month USD LIBOR + 0.23%, 2.60%, 11/9/2018 (a)	8,850,000	8,856,018
Series _, 3 Month USD LIBOR + 0.34%, 2.66%, 3/20/2019 (a)	5,880,000	5,889,290
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.66%, 10/20/2020 (a)	6,865,000	6,860,126
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.68%, 5/1/2020 (a)	9,565,000	9,567,200
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.71%, 2/12/2021 (a)	10,035,000	10,035,903
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.83%, 6/12/2020 (a)	3,760,000	3,772,408
Series FRN, 3 Month USD LIBOR + 0.26%, 2.59%, 9/18/2019 (a)	5,577,000	5,577,000
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 3.06%, 10/27/2022 (a)	15,262,000	15,281,841
3 Month USD LIBOR + 0.79%, 3.13%, 1/10/2020 (a)	8,430,000	8,484,626
3 Month USD LIBOR + 0.86%, 3.18%, 12/7/2018 (a)	2,696,000	2,704,385
3 Month USD LIBOR + 0.93%, 3.25%, 6/7/2019 (a)	8,222,000	8,272,154
3 Month USD LIBOR + 1.07%, 3.39%, 12/8/2021 (a)	4,700,000	4,780,746
3 Month USD LIBOR + 1.19%, 3.55%, 8/2/2021 (a)	4,125,000	4,196,445

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.31%, 3.67%, 10/26/2020 (a) (c)	$7,550,000	$7,699,414
3 Month USD LIBOR + 1.38%, 3.71%, 3/30/2021 (a)	5,671,000	5,798,768
Series ., 3 Month USD LIBOR + 0.88%, 3.24%, 7/30/2018 (a)	5,975,000	5,979,601
Series _, 3 Month USD LIBOR + 0.96%, 3.32%, 4/25/2022 (a)	14,521,000	14,650,673
Citizens Bank NA/Providence 3 Month USD LIBOR + 0.54% 2.86%, 3/2/2020 (a)	2,275,000	2,278,526
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 2.73%, 9/18/2020 (a) (b) (c)	1,845,000	1,845,277
3 Month USD LIBOR + 0.45%, 2.78%, 3/10/2020 (a) (b)	3,100,000	3,107,347
3 Month USD LIBOR + 0.64%, 3.00%, 11/7/2019 (a) (b)	2,582,000	2,594,962
3 Month USD LIBOR + 0.68%, 3.01%, 9/18/2022 (a) (b)	1,700,000	1,705,185
3 Month USD LIBOR + 0.70%, 3.03%, 3/10/2022 (a) (b) (c)	6,630,000	6,654,730
3 Month USD LIBOR + 0.70%, 3.03%, 3/16/2023 (a) (b)	7,399,000	7,394,857
3 Month USD LIBOR + 0.79%, 3.15%, 11/2/2018 (a) (b)	6,621,000	6,635,831
3 Month USD LIBOR + 0.83%, 3.14%, 9/6/2021 (a) (b) (c)	7,255,000	7,329,146
3 Month USD LIBOR + 1.06%, 3.40%, 3/15/2019 (a) (b)	1,600,000	1,610,000
Series REGS, 3 Month USD LIBOR + 0.64%, 3.00%, 11/7/2019 (a)	300,000	301,506
Compass Bank 3 Month USD LIBOR + 0.73% 3.06%, 6/11/2021 (a)	5,000,000	4,997,750
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 2.79%, 4/26/2021 (a)	3,500,000	3,503,955
3 Month USD LIBOR + 0.48%, 2.82%, 1/10/2023 (a)	4,450,000	4,442,212
3 Month USD LIBOR + 0.83%, 3.17%, 1/10/2022 (a)	7,840,000	7,941,998
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.88%, 8/9/2019 (a)	3,150,000	3,163,608
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 3.15%, 4/15/2019 (a) (b)	5,300,000	5,324,645
3 Month USD LIBOR + 0.97%, 3.30%, 6/10/2020 (a) (b)	2,550,000	2,581,569
3 Month USD LIBOR + 1.02%, 3.38%, 4/24/2023 (a) (b)	6,300,000	6,292,188
3 Month USD LIBOR + 1.18%, 3.52%, 7/1/2021 (a) (b)	3,750,000	3,824,062
3 Month USD LIBOR + 1.43%, 3.77%, 1/10/2022 (a) (b)	1,500,000	1,528,320
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29% 4.65%, 4/16/2021 (a)	7,093,000	7,412,469
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 2.83%, 3/2/2020 (a) (b)	3,540,000	3,551,824
3 Month USD LIBOR + 0.58%, 2.89%, 9/6/2019 (a) (b) (c)	2,931,000	2,942,841
3 Month USD LIBOR + 1.06%, 3.39%, 9/12/2023 (a) (b) (c)	3,000,000	3,000,570
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 2.81%, 6/8/2020 (a) (b)	5,875,000	5,883,754
3 Month USD LIBOR + 0.50%, 2.85%, 7/16/2019 (a) (b)	745,000	745,983
3 Month USD LIBOR + 0.62%, 2.98%, 7/25/2022 (a) (b)	2,100,000	2,108,001
Deutsche Bank AG:
3 Month USD LIBOR + 0.97%, 3.31%, 7/13/2020 (a)	7,676,000	7,606,532
3 Month USD LIBOR + 1.19%, 3.52%, 11/16/2022 (a)	6,204,000	6,042,944
3 Month USD LIBOR + 1.23%, 3.55%, 2/27/2023 (a)	5,015,000	4,840,328
3 Month USD LIBOR + 1.31%, 3.64%, 8/20/2020 (a)	2,758,000	2,731,440
3 Month USD LIBOR + 1.45%, 3.81%, 1/18/2019 (a)	11,280,000	11,299,289
3 Month USD LIBOR + 1.91%, 4.26%, 5/10/2019 (a)	5,038,000	5,061,477
Series _, 3 Month USD LIBOR + 0.82%, 3.18%, 1/22/2021 (a)	5,558,000	5,428,776
DNB Bank ASA 3 Month USD LIBOR + 0.37% 2.71%, 10/2/2020 (a) (b)	5,075,000	5,079,923
Fifth Third Bank Series BKNT, 3 Month USD LIBOR + 0.25% 2.61%, 10/30/2020 (a)	3,950,000	3,948,459
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 3.07%, 12/27/2020 (a)	6,771,000	6,799,506
3 Month USD LIBOR + 0.75%, 3.08%, 2/23/2023 (a)	24,283,000	24,191,696
3 Month USD LIBOR + 0.78%, 3.14%, 10/31/2022 (a)	12,462,000	12,490,538
3 Month USD LIBOR + 0.80%, 3.13%, 12/13/2019 (a)	5,500,000	5,529,975
3 Month USD LIBOR + 1.02%, 3.38%, 10/23/2019 (a)	4,982,000	5,027,884
3 Month USD LIBOR + 1.04%, 3.40%, 4/25/2019 (a)	4,067,000	4,093,273
3 month USD LIBOR + 1.05%, 3.37%, 6/5/2023 (a)	3,000,000	3,021,720
3 Month USD LIBOR + 1.11%, 3.47%, 4/26/2022 (a)	19,145,000	19,360,956
3 Month USD LIBOR + 1.16%, 3.52%, 4/23/2020 (a)	11,797,000	11,959,209
3 Month USD LIBOR + 1.17%, 3.51%, 11/15/2021 (a)	12,379,000	12,552,801
3 Month USD LIBOR + 1.20%, 3.54%, 9/15/2020 (a)	5,300,000	5,385,542

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 3.72%, 4/23/2021 (a)	$6,835,000	$6,983,866
Series FRN, 3 Month USD LIBOR + 1.77%, 4.10%, 2/25/2021 (a)	2,987,000	3,078,940
Series MTN, 3 Month USD LIBOR + 1.10%, 3.44%, 11/15/2018 (a)	14,694,000	14,748,368
HSBC Holdings PLC:
3 Month USD LIBOR + 1.50%, 3.82%, 1/5/2022 (a)	9,464,000	9,743,093
3 Month USD LIBOR + 1.66%, 3.99%, 5/25/2021 (a)	7,575,000	7,812,249
Series ., 3 Month USD LIBOR + 0.60%, 2.93%, 5/18/2021 (a)	15,200,000	15,224,016
Series ., 3 Month USD LIBOR + 2.24%, 4.56%, 3/8/2021 (a)	9,014,000	9,424,948
HSBC USA, Inc. 3 Month USD LIBOR + 0.61% 2.97%, 11/13/2019 (a)	4,375,000	4,392,894
Huntington National Bank Series BKNT, 3 Month USD LIBOR + 0.51% 2.84%, 3/10/2020 (a)	1,600,000	1,603,344
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75% 3.11%, 11/8/2020 (a)	3,150,000	3,152,520
ING Bank NV:
3 Month USD LIBOR + 0.69%, 3.03%, 10/1/2019 (a) (b) (c)	1,725,000	1,732,883
3 Month USD LIBOR + 0.78%, 3.10%, 8/17/2018 (a) (b)	1,825,000	1,826,916
3 Month USD LIBOR + 1.13%, 3.46%, 3/22/2019 (a) (b)	3,561,000	3,585,322
ING Groep NV 3 Month USD LIBOR + 1.15% 3.48%, 3/29/2022 (a)	9,778,000	9,938,848
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.55%, 2.88%, 3/9/2021 (a)	12,632,000	12,666,233
3 Month USD LIBOR + 0.61%, 2.94%, 6/18/2022 (a)	8,000,000	8,000,480
3 Month USD LIBOR + 0.68%, 2.98%, 6/1/2021 (a)	10,442,000	10,490,764
3 Month USD LIBOR + 0.84%, 3.17%, 3/22/2019 (a)	6,445,000	6,473,165
3 month USD LIBOR + 0.90%, 3.26%, 4/25/2023 (a)	10,600,000	10,691,160
3 Month USD LIBOR + 0.96%, 3.32%, 1/23/2020 (a)	6,575,000	6,648,771
3 month USD LIBOR + 1.00%, 3.35%, 1/15/2023 (a)	4,000,000	4,043,240
3 Month USD LIBOR + 1.10%, 3.42%, 6/7/2021 (a)	5,335,000	5,432,737
3 Month USD LIBOR + 1.21%, 3.56%, 10/29/2020 (a)	3,725,000	3,797,414
3 Month USD LIBOR + 1.48%, 3.78%, 3/1/2021 (a)	5,791,000	5,950,832
Series 1, 3 Month USD LIBOR + 0.63%, 2.99%, 1/28/2019 (a)	8,023,000	8,047,711
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.61%, 2/13/2020 (a)	12,844,000	12,845,284
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.65%, 2/1/2021 (a)	10,900,000	10,907,957
Series BKNT, 3 Month USD LIBOR + 0.34%, 2.70%, 4/26/2021 (a)	12,170,000	12,161,481
Series BKNT, 3 Month USD LIBOR + 0.45%, 2.78%, 9/21/2018 (a)	3,515,000	3,516,933
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.93%, 9/23/2019 (a)	4,937,000	4,959,957
KEB Hana Bank 3 Month USD LIBOR + 0.73% 3.05%, 4/5/2020 (a) (b)	1,400,000	1,401,232
Lloyds Bank PLC 3 Month USD LIBOR + 0.49% 2.85%, 5/7/2021 (a)	7,390,000	7,393,030
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.66%, 4/4/2019 (a) (b)	2,050,000	2,051,210
3 Month USD LIBOR + 1.12%, 3.48%, 7/29/2020 (a) (b)	4,800,000	4,858,464
3 Month USD LIBOR + 1.18%, 3.53%, 1/15/2019 (a) (b)	3,095,000	3,110,537
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27% 2.63%, 1/25/2021 (a) (c)	4,175,000	4,173,205
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.06%, 3/2/2023 (a)	12,335,000	12,353,256
3 Month USD LIBOR + 0.79%, 3.15%, 7/25/2022 (a)	9,090,000	9,128,814
3 Month USD LIBOR + 0.92%, 3.25%, 2/22/2022 (a)	6,864,000	6,936,758
3 Month USD LIBOR + 1.06%, 3.39%, 9/13/2021 (a)	5,256,000	5,332,685
3 Month USD LIBOR + 1.88%, 4.18%, 3/1/2021 (a)	1,350,000	1,396,778
Mizuho Bank, Ltd. 3 Month USD LIBOR + 1.19% 3.55%, 10/20/2018 (a) (b)	1,077,000	1,080,209
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 3.11%, 3/5/2023 (a)	11,050,000	11,063,481
3 Month USD LIBOR + 0.88%, 3.21%, 9/11/2022 (a)	9,688,000	9,741,575
3 Month USD LIBOR + 0.94%, 3.26%, 2/28/2022 (a)	11,831,000	11,931,090
3 Month USD LIBOR + 1.14%, 3.47%, 9/13/2021 (a)	7,269,000	7,381,306
3 Month USD LIBOR + 1.48%, 3.82%, 4/12/2021 (a) (b)	1,775,000	1,816,109
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 3.21%, 1/24/2019 (a)	9,905,000	9,941,946
3 Month USD LIBOR + 0.93%, 3.29%, 7/22/2022 (a)	18,102,000	18,218,939
3 Month USD LIBOR + 0.98%, 3.31%, 6/16/2020 (a)	1,975,000	1,998,621

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.14%, 3.51%, 1/27/2020 (a)	$10,202,000	$10,340,645
3 Month USD LIBOR + 1.18%, 3.54%, 1/20/2022 (a)	22,121,000	22,408,794
Series 3NC2, 3 Month USD LIBOR + 0.80%, 3.16%, 2/14/2020 (a)	28,573,000	28,666,434
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.90%, 2/10/2021 (a)	15,744,000	15,772,812
Series GMTN, 3 Month USD LIBOR + 1.38%, 3.73%, 2/1/2019 (a)	4,261,000	4,290,358
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.76%, 4/21/2021 (a)	7,609,000	7,793,899
Series MTN, 3 Month USD LIBOR + 0.74%, 3.10%, 7/23/2019 (a)	8,267,000	8,307,095
MUFG Bank, Ltd. 3 Month USD LIBOR + 1.02% 3.36%, 9/14/2018 (a) (b)	1,608,000	1,610,798
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.69%, 1/12/2021 (a) (b)	6,630,000	6,620,055
3 Month USD LIBOR + 0.51%, 2.84%, 5/22/2020 (a) (b)	11,700,000	11,742,354
3 Month USD LIBOR + 0.58%, 2.90%, 9/20/2021 (a) (b) (c)	2,000,000	1,999,800
3 Month USD LIBOR + 0.60%, 2.94%, 4/12/2023 (a) (b)	2,500,000	2,490,750
3 Month USD LIBOR + 0.64%, 3.00%, 7/23/2018 (a) (b)	5,585,000	5,587,457
3 Month USD LIBOR + 0.72%, 3.05%, 5/22/2022 (a) (b) (c)	1,745,000	1,752,085
3 Month USD LIBOR + 0.78%, 3.13%, 1/14/2019 (a) (b) (c)	2,025,000	2,031,602
3 Month USD LIBOR + 0.89%, 3.23%, 1/10/2022 (a) (b)	4,025,000	4,065,854
3 Month USD LIBOR + 1.00%, 3.34%, 7/12/2021 (a) (b)	3,135,000	3,176,946
Series REGS, 3 Month USD LIBOR + 1.00%, 3.34%, 7/12/2021 (a)	1,000,000	1,013,380
National Bank of Canada:
Series BKNT, 3 Month USD LIBOR + 0.84%, 3.18%, 12/14/2018 (a)	2,075,000	2,082,345
Series MTN, 3 Month USD LIBOR + 0.56%, 2.89%, 6/12/2020 (a)	4,525,000	4,547,489
Series MTN, 3 Month USD LIBOR + 0.60%, 2.95%, 1/17/2020 (a)	3,025,000	3,040,790
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.01%, 2.37%, 2/8/2019 (a) (b)	1,750,000	1,750,350
3 Month USD LIBOR + 0.02%, 2.39%, 8/9/2019 (a) (b) (c)	17,000,000	17,006,290
3 Month USD LIBOR + 0.03%, 2.36%, 2/24/2020 (a) (b)	11,600,000	11,602,784
Nordea Bank AB:
3 Month USD LIBOR + 0.47%, 2.79%, 5/29/2020 (a) (b)	5,150,000	5,166,325
3 Month USD LIBOR + 0.84%, 3.17%, 9/17/2018 (a) (b)	6,105,000	6,114,951
PNC Bank NA:
3 Month USD LIBOR + 0.25%, 2.61%, 1/22/2021 (a)	4,775,000	4,772,517
3 Month USD LIBOR + 0.40%, 2.72%, 12/7/2018 (a)	4,098,000	4,104,352
3 Month USD LIBOR + 0.50%, 2.87%, 7/27/2022 (a)	1,989,000	1,993,237
Series BKNT, 3 Month USD LIBOR + 0.36%, 2.69%, 5/19/2020 (a)	5,333,000	5,348,146
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 0.25% 2.61%, 8/7/2018 (a)	1,205,000	1,205,458
Regions Bank Series BKNT, 3 Month USD LIBOR + 0.38% 2.72%, 4/1/2021 (a)	4,350,000	4,338,429
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.38%, 2.70%, 3/2/2020 (a)	5,493,000	5,507,337
Series GMTN, 3 Month USD LIBOR + 0.39%, 2.75%, 4/30/2021 (a)	11,800,000	11,805,310
Series GMTN, 3 Month USD LIBOR + 0.45%, 2.79%, 1/10/2019 (a)	7,531,000	7,545,309
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.84%, 7/29/2019 (a)	1,519,000	1,524,013
Series GMTN, 3 Month USD LIBOR + 0.52%, 2.83%, 3/6/2020 (a)	3,059,000	3,073,683
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.87%, 3/15/2019 (a)	3,891,000	3,901,506
Series GMTN, 3 Month USD LIBOR + 0.54%, 2.90%, 7/30/2018 (a)	2,775,000	2,776,415
Series GMTN, 3 Month USD LIBOR + 0.71%, 3.06%, 4/15/2019 (a)	2,751,000	2,763,132
Series GMTN, 3 Month USD LIBOR + 0.73%, 3.09%, 2/1/2022 (a)	6,894,000	6,949,428
Series MTN, 3 Month USD LIBOR + 0.24%, 2.56%, 8/29/2019 (a)	2,695,000	2,696,725
Series MTN, 3 Month USD LIBOR + 0.24%, 2.60%, 10/26/2020 (a)	4,021,000	4,015,210
Royal Bank of Scotland Group PLC 3 month USD LIBOR + 1.47% 3.81%, 5/15/2023 (a)	13,075,000	13,145,997
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.65%, 11/3/2020 (a)	5,495,000	5,476,757
3 Month USD LIBOR + 0.62%, 2.92%, 6/1/2021 (a)	3,000,000	3,000,510
3 Month USD LIBOR + 1.48%, 3.82%, 3/14/2019 (a)	4,365,000	4,399,964
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.43%, 2.75%, 5/17/2021 (a) (b)	8,800,000	8,796,744
3 Month USD LIBOR + 0.57%, 2.90%, 9/13/2019 (a) (b)	4,775,000	4,797,156
Societe Generale SA 3 Month USD LIBOR + 1.33% 3.66%, 4/8/2021 (a) (b) (c)	4,200,000	4,291,686
Standard Chartered PLC 3 Month USD LIBOR + 1.13% 3.46%, 8/19/2019 (a) (b)	2,225,000	2,244,535

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 2.67%, 10/18/2019 (a)	$6,650,000	$6,652,261
3 Month USD LIBOR + 0.35%, 2.70%, 1/17/2020 (a)	10,679,000	10,678,786
3 Month USD LIBOR + 0.67%, 3.03%, 10/19/2018 (a)	4,060,000	4,066,902
Series 2, FRN, 3 Month USD LIBOR + 0.54%, 2.88%, 1/11/2019 (a)	7,043,000	7,055,044
Series GMTN, 3 Month USD LIBOR + 0.74%, 3.10%, 7/23/2018 (a)	5,450,000	5,453,161
Series MTN, 3 Month USD LIBOR + 0.94%, 3.30%, 1/18/2019 (a)	2,200,000	2,208,646
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.09%, 1/17/2023 (a)	6,388,000	6,393,302
3 Month USD LIBOR + 0.74%, 3.10%, 10/18/2022 (a)	3,120,000	3,126,396
3 Month USD LIBOR + 0.78%, 3.12%, 7/12/2022 (a)	5,007,000	5,023,974
3 Month USD LIBOR + 1.11%, 3.46%, 7/14/2021 (a)	2,375,000	2,409,461
3 Month USD LIBOR + 1.14%, 3.50%, 10/19/2021 (a)	3,204,000	3,255,905
3 Month USD LIBOR + 1.68%, 4.01%, 3/9/2021 (a)	1,825,000	1,880,772
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.44%, 2.77%, 9/19/2019 (a) (b)	1,750,000	1,752,713
3 Month USD LIBOR + 0.51%, 2.82%, 3/6/2019 (a) (b)	1,675,000	1,677,948
3 Month USD LIBOR + 0.91%, 3.27%, 10/18/2019 (a) (b)	1,000,000	1,007,800
SunTrust Bank 3 Month USD LIBOR + 0.53% 2.89%, 1/31/2020 (a)	4,223,000	4,241,370
Svenska Handelsbanken:
3 Month USD LIBOR + 0.40%, 2.76%, 2/12/2019 (a)	1,000,000	1,001,825
3 Month USD LIBOR + 0.40%, 2.76%, 2/12/2019 (a)	680,000	681,241
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 2.68%, 9/8/2020 (a)	7,475,000	7,488,978
3 Month USD LIBOR + 0.49%, 2.82%, 6/17/2019 (a)	6,255,000	6,274,516
Series BKNT, 3 Month USD LIBOR + 0.47%, 2.80%, 5/24/2021 (a)	10,000,000	10,003,300
Series BKNT, 3 Month USD LIBOR + 0.49%, 2.80%, 9/6/2019 (a)	6,559,000	6,582,940
Swedbank AB 3 Month USD LIBOR + 0.70% 3.04%, 3/14/2022 (a) (b) (c)	3,700,000	3,728,120
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63% 2.96%, 3/30/2020 (a)	6,250,000	6,265,125
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 2.51%, 10/24/2019 (a)	2,870,000	2,867,704
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.78%, 7/2/2019 (a)	2,935,000	2,942,631
Series GMTN, 3 Month USD LIBOR + 0.24%, 2.60%, 1/25/2021 (a)	2,911,000	2,904,712
Series GMTN, 3 Month USD LIBOR + 0.54%, 2.90%, 7/23/2018 (a)	3,469,000	3,470,457
Series MTN, 3 Month USD LIBOR + 0.28%, 2.61%, 6/11/2020 (a)	3,380,000	3,382,467
Series MTN, 3 Month USD LIBOR + 0.42%, 2.78%, 1/18/2019 (a)	6,869,000	6,881,433
Series MTN, 3 Month USD LIBOR + 0.43%, 2.76%, 6/11/2021 (a) (c)	3,000,000	2,998,830
Series MTN, 3 Month USD LIBOR + 0.56%, 2.92%, 11/5/2019 (a)	2,985,000	2,998,582
Series MTN, 3 Month USD LIBOR + 0.84%, 3.20%, 1/22/2019 (a)	5,041,000	5,061,618
Series MTN, 3 Month USD LIBOR + 1.00%, 3.33%, 4/7/2021 (a)	8,105,000	8,232,492
UBS AG:
3 Month USD LIBOR + 0.48%, 2.78%, 12/1/2020 (a) (b)	12,814,000	12,816,307
3 Month USD LIBOR + 0.58%, 2.90%, 6/8/2020 (a) (b)	20,300,000	20,381,606
Series BKNT, 3 Month USD LIBOR + 0.64%, 3.00%, 8/14/2019 (a)	2,913,000	2,924,390
UBS Group Funding Switzerland AG:
3 month USD LIBOR + 1.22%, 3.55%, 5/23/2023 (a) (b)	3,000,000	3,035,430
3 Month USD LIBOR + 1.44%, 3.78%, 9/24/2020 (a) (b) (c)	750,000	764,835
3 Month USD LIBOR + 1.53%, 3.89%, 2/1/2022 (a) (b)	6,475,000	6,645,616
3 Month USD LIBOR + 1.78%, 4.13%, 4/14/2021 (a) (b)	3,425,000	3,530,250
United Overseas Bank, Ltd. 3 month USD LIBOR + 0.48% 2.84%, 4/23/2021 (a) (b)	3,300,000	3,307,095
US Bancorp Series MTN, 3 Month USD LIBOR + 0.49% 2.83%, 11/15/2018 (a)	2,050,000	2,053,649
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.12%, 2.48%, 3/14/2019 (a)	15,000	15,002
Series BKNT, 3 Month USD LIBOR + 0.13%, 2.48%, 1/17/2020 (a) (c)	7,950,000	7,942,686
Series BKNT, 3 Month USD LIBOR + 0.14%, 2.50%, 10/23/2020 (a)	3,330,000	3,323,273
Series BKNT, 3 Month USD LIBOR + 0.15%, 2.48%, 5/24/2019 (a)	7,170,000	7,173,155
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.62%, 5/21/2021 (a) (c)	9,300,000	9,302,697
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.68%, 1/24/2020 (a)	3,425,000	3,431,336
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.68%, 4/26/2021 (a)	5,826,000	5,827,049
Series BKNT, 3 Month USD LIBOR + 0.48%, 2.84%, 10/28/2019 (a)	4,725,000	4,745,648

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Wells Fargo & Co.:
3 Month USD LIBOR + 0.40%, 2.74%, 9/14/2018 (a)	$4,885,000	$4,888,859
3 Month USD LIBOR + 0.46%, 2.82%, 4/22/2019 (a)	4,895,000	4,894,657
3 Month USD LIBOR + 0.93%, 3.29%, 2/11/2022 (a)	16,327,000	16,490,433
3 Month USD LIBOR + 1.03%, 3.39%, 7/26/2021 (a)	9,925,000	10,095,214
3 month USD LIBOR + 1.11%, 3.47%, 1/24/2023 (a)	12,662,000	12,889,283
3 Month USD LIBOR + 1.34%, 3.66%, 3/4/2021 (a)	5,193,000	5,315,243
Series MTN, 3 Month USD LIBOR + 0.88%, 3.24%, 7/22/2020 (a)	5,738,000	5,793,027
Series MTN, 3 Month USD LIBOR + 1.01%, 3.33%, 12/7/2020 (a)	2,243,000	2,276,600
Series N, 3 Month USD LIBOR + 0.68%, 3.04%, 1/30/2020 (a)	3,700,000	3,717,982
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.58%, 1/15/2020 (a)	9,237,000	9,233,398
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.66%, 1/15/2021 (a)	11,150,000	11,142,195
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.93%, 5/24/2019 (a)	2,575,000	2,586,330
Series MTN, 3 Month USD LIBOR + 0.50%, 2.82%, 11/28/2018 (a)	5,545,000	5,553,650
Series MTN, 3 Month USD LIBOR + 0.65%, 2.96%, 12/6/2019 (a)	5,985,000	6,021,389
Westpac Banking Corp.:
3 Month USD LIBOR + 0.28%, 2.62%, 5/15/2020 (a)	3,624,000	3,622,369
3 Month USD LIBOR + 0.34%, 2.70%, 1/25/2021 (a)	6,485,000	6,477,153
3 Month USD LIBOR + 0.43%, 2.74%, 3/6/2020 (a)	3,742,000	3,753,114
3 Month USD LIBOR + 0.56%, 2.89%, 8/19/2019 (a)	2,340,000	2,348,096
3 Month USD LIBOR + 0.57%, 2.91%, 1/11/2023 (a)	6,200,000	6,166,520
3 Month USD LIBOR + 0.71%, 3.05%, 6/28/2022 (a)	2,173,000	2,180,519
3 Month USD LIBOR + 0.72%, 3.06%, 5/15/2023 (a)	8,150,000	8,152,119
3 Month USD LIBOR + 0.74%, 3.07%, 11/23/2018 (a)	5,830,000	5,845,799
3 Month USD LIBOR + 0.74%, 3.10%, 7/30/2018 (a)	5,262,000	5,265,368
3 Month USD LIBOR + 0.85%, 3.18%, 8/19/2021 (a)	1,870,000	1,892,814
3 Month USD LIBOR + 0.85%, 3.19%, 1/11/2022 (a)	3,500,000	3,533,005

		1,787,639,354

BEVERAGES — 0.5%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26% 3.62%, 2/1/2021 (a)	4,510,000	4,632,176
Anheuser-Busch InBev Worldwide, Inc. 3 month USD LIBOR + 0.69% 3.05%, 8/1/2018 (a)	725,000	725,377
Diageo Capital PLC 3 Month USD LIBOR + 0.24% 2.57%, 5/18/2020 (a)	3,700,000	3,702,257
PepsiCo, Inc.:
3 Month USD LIBOR + 0.04%, 2.40%, 5/2/2019 (a)	2,595,000	2,595,753
3 Month USD LIBOR + 0.37%, 2.73%, 5/2/2022 (a)	2,000,000	2,013,180
3 Month USD LIBOR + 0.59%, 2.92%, 2/22/2019 (a)	4,247,000	4,263,308

		17,932,051

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
3 Month USD LIBOR + 0.32%, 2.67%, 5/10/2019 (a)	4,851,000	4,860,605
3 Month USD LIBOR + 0.45%, 2.81%, 5/11/2020 (a)	2,395,000	2,405,011
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.25% 2.57%, 9/20/2019 (a)	5,196,000	5,200,625

		12,466,241

BUILDING MATERIALS — 0.3%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 2.82%, 12/20/2019 (a)	3,607,000	3,613,890
3 Month USD LIBOR + 0.65%, 2.98%, 5/22/2020 (a)	1,300,000	1,303,666
Vulcan Materials Co. 3 Month USD LIBOR + 0.65% 2.95%, 3/1/2021 (a)	4,231,000	4,235,527

		9,153,083

CHEMICALS — 0.2%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53% 2.89%, 5/1/2020 (a)	6,172,000	6,207,551

COMMERCIAL SERVICES — 0.2%
Equifax, Inc. 3 Month USD LIBOR + 0.87% 3.20%, 8/15/2021 (a)	3,075,000	3,077,952
Moody’s Corp. 3 Month USD LIBOR + 0.35% 2.67%, 9/4/2018 (a)	2,356,000	2,356,942

		5,434,894

COMPUTERS — 2.7%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 2.43%, 5/11/2020 (a)	4,098,000	4,099,803
3 Month USD LIBOR + 0.08%, 2.44%, 2/8/2019 (a)	4,626,000	4,628,683
3 Month USD LIBOR + 0.14%, 2.50%, 8/2/2019 (a)	1,975,000	1,977,587
3 Month USD LIBOR + 0.25%, 2.62%, 2/7/2020 (a)	2,625,000	2,634,161

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.30%, 2.66%, 5/6/2019 (a)	$7,917,000	$7,938,139
3 Month USD LIBOR + 0.30%, 2.66%, 5/6/2020 (a)	2,375,000	2,385,521
3 Month USD LIBOR + 0.35%, 2.71%, 5/11/2022 (a)	7,970,000	8,029,775
3 Month USD LIBOR + 0.50%, 2.87%, 2/9/2022 (a)	9,512,000	9,628,998
3 Month USD LIBOR + 0.82%, 3.15%, 2/22/2019 (a)	3,957,000	3,978,368
3 Month USD LIBOR + 1.13%, 3.46%, 2/23/2021 (a)	3,057,000	3,141,312
Series _, 3 Month USD LIBOR + 0.20%, 2.56%, 2/7/2020 (a)	4,300,000	4,312,040
DXC Technology Co. 3 Month USD LIBOR + 0.95% 3.25%, 3/1/2021 (a)	6,825,000	6,839,196
IBM Credit LLC:
3 Month USD LIBOR + 0.15%, 2.46%, 9/6/2019 (a)	4,157,000	4,162,861
3 Month USD LIBOR + 0.16%, 2.52%, 2/5/2021 (a)	14,125,000	14,151,131
3 Month USD LIBOR + 0.26%, 2.62%, 1/20/2021 (a)	5,136,000	5,158,804
International Business Machines Corp.:
3 Month USD LIBOR + 0.23%, 2.60%, 1/27/2020 (a)	5,003,000	5,014,657
3 Month USD LIBOR + 0.37%, 2.73%, 2/12/2019 (a)	2,783,000	2,789,735
3 Month USD LIBOR + 0.58%, 2.94%, 11/6/2021 (a) (c)	200,000	202,218

		91,072,989

COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27% 2.63%, 11/1/2019 (a)	2,610,000	2,618,587

DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.69%, 10/30/2020 (a)	5,359,000	5,361,251
3 Month USD LIBOR + 0.53%, 2.85%, 5/17/2021 (a)	4,185,000	4,195,002
3 Month USD LIBOR + 0.61%, 2.97%, 8/1/2022 (a)	1,658,000	1,660,338
3 Month USD LIBOR + 0.65%, 2.97%, 2/27/2023 (a)	6,040,000	6,040,483
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 2.88%, 3/18/2019 (a)	7,887,000	7,911,686
Series F, 3 Month USD LIBOR + 1.05%, 3.39%, 9/14/2020 (a)	1,150,000	1,167,975
Series GMTN, 3 Month USD LIBOR + 0.49%, 2.83%, 8/15/2019 (a)	3,539,000	3,550,289
Series MTN, 3 Month USD LIBOR + 0.33%, 2.68%, 5/3/2019 (a)	5,756,000	5,765,037
Series MTN, 3 Month USD LIBOR + 0.43%, 2.75%, 3/3/2020 (a)	3,603,000	3,612,116
Series MTN, 3 Month USD LIBOR + 0.61%, 2.97%, 7/31/2018 (a)	2,959,000	2,959,000
Series MTN, 3 Month USD LIBOR + 0.70%, 3.02%, 3/3/2022 (a)	1,300,000	1,308,632
Series MTN, 3 Month USD LIBOR + 0.73%, 3.05%, 5/26/2020 (a)	2,726,000	2,747,508
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.05% 3.41%, 5/2/2021 (a) (b) (c)	1,000,000	1,007,700
Charles Schwab Corp 3 Month USD LIBOR + 0.32% 2.65%, 5/21/2021 (a)	5,430,000	5,432,878
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33% 2.69%, 10/30/2020 (a) (b)	4,822,000	4,823,109
Nasdaq, Inc. 3 Month USD LIBOR + 0.39% 2.72%, 3/22/2019 (a)	3,664,000	3,667,114
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.20% 2.52%, 4/5/2019 (a)	1,904,000	1,904,324
USAA Capital Corp. 3 Month USD LIBOR + 0.23% 2.59%, 2/1/2019 (a) (b)	2,781,000	2,783,141

		65,897,583

ELECTRIC — 1.8%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40% 2.74%, 6/25/2021 (a)	3,000,000	3,005,190
Dominion Energy, Inc.:
3 Month USD LIBOR + 0.55%, 2.85%, 6/1/2019 (a) (b)	7,425,000	7,447,201
3 Month USD LIBOR + 0.60%, 2.93%, 5/15/2020 (a) (b)	8,900,000	8,909,345
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18% 2.50%, 9/8/2020 (a)	1,625,000	1,626,852
Florida Power & Light Co. 3 Month USD LIBOR + 0.28% 2.64%, 11/6/2020 (a)	9,614,000	9,614,577
Mississippi Power Co. 3 Month USD LIBOR + 0.65% 2.99%, 3/27/2020 (a)	3,000,000	2,999,550
Sempra Energy:
3 Month USD LIBOR + 0.25%, 2.60%, 7/15/2019 (a)	7,086,000	7,087,700
3 Month USD LIBOR + 0.45%, 2.79%, 3/15/2021 (a)	3,563,000	3,565,708
3 Month USD LIBOR + 0.50%, 2.85%, 1/15/2021 (a)	9,320,000	9,339,106
Southern Co. 3 Month USD LIBOR + 0.70% 3.04%, 9/30/2020 (a) (b)	3,000,000	3,019,200

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Southern Power Co. 3 Month USD LIBOR + 0.55% 2.87%, 12/20/2020 (a) (b)	$6,475,000	$6,483,353

		63,097,782

ELECTRONICS — 0.1%
Honeywell International, Inc. 3 Month USD LIBOR + 0.04% 2.40%, 10/30/2019 (a)	4,815,000	4,815,096

FOOD — 1.5%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 2.83%, 3/16/2020 (a)	5,801,000	5,793,285
3 Month USD LIBOR + 0.63%, 2.97%, 3/15/2021 (a)	3,400,000	3,395,784
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50% 2.83%, 10/9/2020 (a)	2,700,000	2,687,256
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 2.89%, 4/16/2021 (a)	6,150,000	6,160,885
3 Month USD LIBOR + 1.01%, 3.36%, 10/17/2023 (a)	2,000,000	2,016,560
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.42%, 2.79%, 8/9/2019 (a)	4,825,000	4,825,145
3 Month USD LIBOR + 0.57%, 2.92%, 2/10/2021 (a)	6,128,000	6,136,028
3 Month USD LIBOR + 0.82%, 3.17%, 8/10/2022 (a)	2,553,000	2,572,326
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61% 2.97%, 10/28/2019 (a) (b)	5,950,000	5,975,406
Mondelez International, Inc. 3 Month USD LIBOR + 0.52% 2.88%, 2/1/2019 (a)	3,076,000	3,081,629
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 2.77%, 5/30/2019 (a)	3,798,000	3,802,710
3 Month USD LIBOR + 0.45%, 2.78%, 8/21/2020 (a)	1,953,000	1,952,961
3 Month USD LIBOR + 0.55%, 2.87%, 6/2/2020 (a)	3,954,000	3,961,315

		52,361,290

GAS — 0.1%
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40% 2.72%, 11/29/2019 (a)	2,075,000	2,075,560

HEALTH CARE PRODUCTS — 0.7%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 3.21%, 12/29/2020 (a)	8,201,000	8,215,516
3 Month USD LIBOR + 1.03%, 3.34%, 6/6/2022 (a)	6,940,000	6,965,678
Medtronic, Inc. 3 Month USD LIBOR + 0.80% 3.14%, 3/15/2020 (a)	4,545,000	4,592,677
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75% 3.08%, 3/19/2021 (a)	6,015,000	6,027,691

		25,801,562

HEALTH CARE SERVICES — 0.3%
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34% 2.67%, 9/30/2019 (a) (b)	2,860,000	2,871,097
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.42%, 10/15/2020 (a)	3,300,000	3,294,885
3 Month USD LIBOR + 0.26%, 2.59%, 6/15/2021 (a)	4,000,000	4,002,200

		10,168,182

HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3 Month USD LIBOR + 0.15% 2.51%, 1/25/2019 (a)	4,003,000	4,002,600
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56% 2.90%, 6/24/2022 (a) (b)	6,550,000	6,533,756

		10,536,356

INSURANCE — 2.4%
Assurant, Inc. 3 Month USD LIBOR + 1.25% 3.59%, 3/26/2021 (a)	4,000,000	4,009,560
Athene Global Funding:
3 month USD LIBOR + 1.14%, 3.50%, 4/20/2020 (a) (b)	3,610,000	3,652,598
3 Month USD LIBOR + 1.23%, 3.57%, 7/1/2022 (a) (b)	3,200,000	3,248,192
Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.25%, 2.59%, 1/11/2019 (a)	7,336,000	7,344,877
3 Month USD LIBOR + 0.32%, 2.66%, 1/10/2020 (a) (c)	2,605,000	2,613,023
3 Month USD LIBOR + 0.69%, 3.03%, 3/15/2019 (a)	3,253,000	3,267,086
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.25%, 2.59%, 12/27/2018 (a) (b)	6,560,000	6,563,805
3 Month USD LIBOR + 0.48%, 2.81%, 6/11/2021 (a) (b)	5,000,000	5,005,300
3 Month USD LIBOR + 0.73%, 3.07%, 6/27/2022 (a) (b)	2,500,000	2,527,825
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.22%, 2.55%, 9/19/2019 (a) (b)	9,754,000	9,769,314
3 Month USD LIBOR + 0.23%, 2.56%, 1/8/2021 (a) (b)	2,950,000	2,942,242
3 Month USD LIBOR + 0.34%, 2.68%, 9/14/2018 (a) (b)	2,405,000	2,406,948
3 Month USD LIBOR + 0.40%, 2.73%, 6/12/2020 (a) (b)	4,835,000	4,855,065
3 Month USD LIBOR + 0.43%, 2.76%, 12/19/2018 (a) (b) (c)	5,350,000	5,358,453

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 2.46%, 1/21/2020 (a) (b)	$2,350,000	$2,348,261
3 month USD LIBOR + 0.12%, 2.46%, 4/12/2019 (a) (b)	5,255,000	5,257,522
3 Month USD LIBOR + 0.27%, 2.60%, 4/9/2020 (a) (b)	3,550,000	3,554,899
3 Month USD LIBOR + 0.52%, 2.85%, 6/10/2022 (a) (b)	1,200,000	1,203,240
Principal Life Global Funding II 3 month USD LIBOR + 0.30% 2.63%, 2/22/2019 (a) (b)	500,000	500,660
Protective Life Global Funding 3 Month USD LIBOR + 0.52% 2.86%, 6/28/2021 (a) (b)	2,000,000	2,000,120
Prudential Financial, Inc. Series MTN, 3 Month USD LIBOR + 0.78% 3.12%, 8/15/2018 (a)	2,361,000	2,363,219

		80,792,209

INTERNET — 0.3%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 2.84%, 8/1/2019 (a)	3,535,000	3,541,858
3 Month USD LIBOR + 0.87%, 3.23%, 1/30/2023 (a)	2,539,000	2,554,259
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 2.96%, 1/19/2023 (a) (b)	2,300,000	2,297,539
Series REGS, 3 Month USD LIBOR + 0.61%, 2.96%, 1/19/2023 (a) (c)	1,900,000	1,897,967

		10,291,623

MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 2.61%, 9/4/2020 (a)	4,455,000	4,464,935
Series MTN, 3 Month USD LIBOR + 0.13%, 2.45%, 11/29/2019 (a)	5,266,000	5,268,686
Series MTN, 3 Month USD LIBOR + 0.18%, 2.49%, 12/6/2018 (a)	4,089,000	4,091,739
Series MTN, 3 Month USD LIBOR + 0.18%, 2.51%, 5/15/2020 (a)	2,800,000	2,800,868
Series MTN, 3 Month USD LIBOR + 0.23%, 2.57%, 3/15/2021 (a)	2,500,000	2,499,625
Series MTN, 3 Month USD LIBOR + 0.51%, 2.85%, 1/10/2020 (a)	5,241,000	5,269,039

		24,394,892

MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp.:
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.56%, 1/7/2020 (a)	3,000,000	3,000,390
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.87%, 6/7/2023 (a)	4,500,000	4,497,075
Series MTN, 3 Month USD LIBOR + 0.12%, 2.44%, 7/5/2019 (a) (c)	1,200,000	1,200,360
Series MTN, 3 Month USD LIBOR + 0.24%, 2.57%, 3/12/2021 (a) (c)	5,361,000	5,360,196
Series MTN, 3 Month USD LIBOR + 0.29%, 2.62%, 6/22/2020 (a)	6,498,000	6,509,696
Series MTN, 3 Month USD LIBOR + 0.30%, 2.63%, 3/13/2020 (a)	2,490,000	2,496,250
Series MTN, 3 Month USD LIBOR + 0.48%, 2.80%, 9/8/2022 (a)	3,200,000	3,206,688

		26,270,655

MEDIA — 1.1%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65% 3.99%, 2/1/2024 (a)	5,000,000	5,012,900
Discovery Communications LLC 3 Month USD LIBOR + 0.71% 3.03%, 9/20/2019 (a)	5,227,000	5,248,797
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40% 2.74%, 4/1/2021 (a) (b)	13,162,000	13,188,456
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 2.65%, 1/8/2019 (a)	2,825,000	2,828,842
Series MTN, 3 Month USD LIBOR + 0.13%, 2.45%, 3/4/2020 (a) (c)	3,387,000	3,389,506
Series MTN, 3 Month USD LIBOR + 0.19%, 2.51%, 6/5/2020 (a)	3,963,000	3,971,005
Series MTN, 3 Month USD LIBOR + 0.39%, 2.71%, 3/4/2022 (a)	5,837,000	5,885,330

		39,524,836

MINING — 0.0% (d)
Glencore Funding LLC 3 Month USD LIBOR + 1.36% 3.71%, 1/15/2019 (a) (b)	900,000	903,375

MISCELLANEOUS MANUFACTURER — 0.9%
General Electric Co.:
3 month USD LIBOR + 1.00%, 3.35%, 4/15/2023 (a)	400,000	402,808
3 Month USD LIBOR + 1.00%, 3.34%, 3/15/2023 (a)	6,138,000	6,197,784
Series GMTN, 3 Month USD LIBOR + 0.51%, 2.86%, 1/14/2019 (a) (c)	600,000	600,924
Series GMTN, 3 Month USD LIBOR + 0.62%, 2.95%, 1/9/2020 (a) (c)	2,170,000	2,178,420
Series MTN, 3 Month USD LIBOR + 0.27%, 2.63%, 8/7/2018 (a)	1,895,000	1,895,398
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.65%, 9/13/2019 (a) (b)	5,495,000	5,511,320
3 Month USD LIBOR + 0.34%, 2.67%, 3/16/2020 (a) (b)	3,625,000	3,635,766
3 Month USD LIBOR + 0.61%, 2.94%, 3/16/2022 (a) (b)	7,950,000	8,025,048
Textron, Inc. 3 Month USD LIBOR + 0.55% 2.90%, 11/10/2020 (a)	2,825,000	2,824,153

		31,271,621

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
OIL & GAS — 2.7%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.35%, 2.71%, 8/14/2018 (a)	$2,914,000	$2,915,661
3 Month USD LIBOR + 0.63%, 2.97%, 9/26/2018 (a)	7,124,000	7,133,760
3 Month USD LIBOR + 0.65%, 2.98%, 9/19/2022 (a)	3,750,000	3,791,362
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 2.41%, 2/28/2019 (a)	3,530,000	3,532,083
3 Month USD LIBOR + 0.21%, 2.53%, 3/3/2020 (a)	2,817,000	2,823,930
3 Month USD LIBOR + 0.41%, 2.75%, 11/15/2019 (a)	3,359,000	3,376,702
3 Month USD LIBOR + 0.48%, 2.80%, 3/3/2022 (a)	1,884,000	1,900,768
3 Month USD LIBOR + 0.53%, 2.87%, 11/15/2021 (a)	3,400,000	3,441,956
Series _, 3 month USD LIBOR + 0.53%, 2.85%, 3/3/2022 (a)	900,000	909,135
ConocoPhillips Co. 3 Month USD LIBOR + 0.90% 3.24%, 5/15/2022 (a)	4,297,000	4,378,772
EQT Corp. 3 Month USD LIBOR + 0.77% 3.11%, 10/1/2020 (a)	6,728,000	6,733,113
Equinor ASA 3 Month USD LIBOR + 0.46% 2.82%, 11/8/2018 (a)	9,093,000	9,107,640
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.15%, 2.49%, 3/15/2019 (a)	3,200,000	3,203,456
3 Month USD LIBOR + 0.37%, 2.68%, 3/6/2022 (a)	5,486,000	5,519,684
Petroleos Mexicanos:
3 Month USD LIBOR + 2.02%, 4.38%, 7/18/2018 (a)	3,960,000	3,962,336
3 Month USD LIBOR + 3.65%, 5.98%, 3/11/2022 (a)	3,651,000	3,903,467
Phillips 66:
3 Month USD LIBOR + 0.60%, 2.92%, 2/26/2021 (a)	4,371,000	4,378,125
3 Month USD LIBOR + 0.65%, 3.00%, 4/15/2019 (a) (b)	3,255,000	3,259,915
3 Month USD LIBOR + 0.75%, 3.10%, 4/15/2020 (a) (b)	3,375,000	3,381,041
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.68%, 9/12/2019 (a)	4,133,000	4,147,259
3 Month USD LIBOR + 0.45%, 2.81%, 5/11/2020 (a)	4,595,000	4,628,038
3 Month USD LIBOR + 0.58%, 2.93%, 11/10/2018 (a)	3,621,000	3,629,147
Sinopec Group Overseas Development 2014, Ltd. 3 Month USD LIBOR + 0.92% 3.26%, 4/10/2019 (a) (b)	600,000	601,656
Total Capital International SA 3 Month USD LIBOR + 0.57% 2.92%, 8/10/2018 (a)	2,467,000	2,468,973

		93,127,979

PHARMACEUTICALS — 1.5%
Allergan Funding SCS 3 Month USD LIBOR + 1.26% 3.58%, 3/12/2020 (a)	4,764,000	4,824,646
AstraZeneca PLC 3 Month USD LIBOR + 0.53% 2.86%, 11/16/2018 (a)	4,173,000	4,180,511
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 2.97%, 6/25/2021 (a) (b)	3,000,000	3,004,890
3 Month USD LIBOR + 1.01%, 3.35%, 12/15/2023 (a) (b)	2,000,000	2,000,140
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77% 3.11%, 6/15/2022 (a)	2,050,000	2,047,335
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 2.96%, 3/9/2020 (a)	9,000,000	9,033,840
3 Month USD LIBOR + 0.72%, 3.05%, 3/9/2021 (a)	8,082,000	8,124,592
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75% 3.07%, 11/30/2020 (a)	3,790,000	3,796,216
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35% 2.69%, 5/14/2021 (a)	7,240,000	7,258,752
Johnson & Johnson 3 Month USD LIBOR + 0.27% 2.57%, 3/1/2019 (a)	2,840,000	2,845,765
Merck & Co., Inc. 3 Month USD LIBOR + 0.38% 2.73%, 2/10/2020 (a)	6,055,000	6,086,849

		53,203,536

PIPELINES — 0.5%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 2.74%, 1/10/2020 (a)	6,824,000	6,819,291
3 Month USD LIBOR + 0.70%, 3.04%, 6/15/2020 (a)	2,330,000	2,338,621
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70% 3.02%, 6/5/2020 (a)	5,825,000	5,853,542
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28% 2.62%, 11/15/2019 (a) (c)	2,747,000	2,748,786

		17,760,240

REAL ESTATE INVESTMENT TRUSTS — 0.0% (d)
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43% 2.78%, 1/15/2021 (a)	400,000	400,012

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
RETAIL — 1.0%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50% 2.83%, 12/13/2019 (a) (b)	$5,316,000	$5,323,496
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70% 3.06%, 4/17/2020 (a)	8,189,000	8,206,033
Home Depot, Inc. 3 Month USD LIBOR + 0.15% 2.47%, 6/5/2020 (a)	5,292,000	5,304,701
Lowe’s Cos., Inc. 3 Month USD LIBOR + 0.42% 2.75%, 9/10/2019 (a)	3,638,000	3,652,297
McDonald’s Corp. Series MTN, 3 Month USD LIBOR + 0.43% 2.76%, 10/28/2021 (a)	1,200,000	1,203,480
Walmart, Inc.:
3 Month USD LIBOR - 0.03%, 2.30%, 10/9/2019 (a)	3,325,000	3,323,238
3 Month USD LIBOR - 0.04%, 2.38%, 6/23/2020 (a)	4,750,000	4,749,477
3 Month USD LIBOR + 0.23%, 2.57%, 6/23/2021 (a)	3,750,000	3,754,800

		35,517,522

SEMICONDUCTORS — 0.7%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 2.44%, 5/11/2020 (a)	5,567,000	5,571,008
3 Month USD LIBOR + 0.35%, 2.71%, 5/11/2022 (a)	6,806,000	6,849,967
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.36%, 2.69%, 5/20/2019 (a)	5,242,000	5,294,001
3 Month USD LIBOR + 0.73%, 3.09%, 1/30/2023 (a)	1,750,000	1,745,992
Series _, 3 Month USD LIBOR + 0.45%, 2.78%, 5/20/2020 (a)	5,387,000	5,439,416

		24,900,384

SOFTWARE — 0.3%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 2.84%, 10/8/2019 (a)	4,575,000	4,601,855
3 Month USD LIBOR + 0.58%, 2.93%, 1/15/2019 (a)	4,867,000	4,882,185

		9,484,040

TELECOMMUNICATIONS — 2.1%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 3.00%, 1/15/2020 (a) (c)	7,645,000	7,682,613
3 Month USD LIBOR + 0.67%, 3.00%, 3/11/2019 (a)	4,858,000	4,873,448
3 Month USD LIBOR + 0.75%, 2.97%, 6/1/2021 (a)	300,000	300,831
3 Month USD LIBOR + 0.91%, 3.23%, 11/27/2018 (a)	3,131,000	3,140,894
3 Month USD LIBOR + 0.93%, 3.26%, 6/30/2020 (a)	8,400,000	8,482,572
3 Month USD LIBOR + 0.95%, 3.30%, 7/15/2021 (a)	10,131,000	10,226,333
3 Month USD LIBOR + 0.34%, 2.66%, 9/20/2019 (a)	3,714,000	3,726,442
3 Month USD LIBOR + 0.50%, 2.80%, 3/1/2019 (a)	3,431,000	3,442,665
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58% 2.93%, 1/17/2020 (a) (b)	1,150,000	1,155,060
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 2.71%, 8/15/2019 (a)	1,615,000	1,617,988
3 Month USD LIBOR + 0.55%, 2.88%, 5/22/2020 (a)	13,921,000	14,018,169
3 Month USD LIBOR + 1.75%, 4.09%, 9/14/2018 (a)	2,659,000	2,668,360
Series _, 3 Month USD LIBOR + 1.00%, 3.33%, 3/16/2022 (a)	10,153,000	10,314,534

		71,649,909

TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.49%, 4/1/2021 (a)	3,100,000	3,097,985
3 Month USD LIBOR + 0.38%, 2.71%, 5/16/2022 (a)	4,130,000	4,150,815
3 Month USD LIBOR + 0.45%, 2.79%, 4/1/2023 (a)	1,987,000	1,989,901

		9,238,701

TOTAL CORPORATE BONDS & NOTES (Cost $2,964,907,725)		2,967,241,733

FOREIGN GOVERNMENT OBLIGATIONS — 13.0%
African Development Bank:
Series GDIF, 3 Month USD LIBOR + 0.04%, 2.40%, 8/1/2018 (a)	3,285,000	3,285,887
Series GDIF, 3 Month USD LIBOR + 0.19%, 2.53%, 6/15/2020 (a)	5,335,000	5,357,300
Asian Development Bank:
2.34%, 6/25/2019 (a)	960,000	959,990
3 month USD LIBOR + 0.01%, 2.35%, 12/15/2021 (a)	12,952,000	12,963,398
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.35%, 7/10/2019 (a)	3,845,000	3,845,308
Series GMTN, 3 Month USD LIBOR + 0.05%, 2.38%, 3/16/2021 (a)	13,100,000	13,128,296
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.52%, 6/16/2021 (a)	16,230,000	16,333,710
Series GMTN, 3 Month USD LIBOR + 0.32%, 2.64%, 2/26/2020 (a)	7,031,000	7,071,920
CPPIB Capital, Inc. 3 Month USD LIBOR + 0.01%, 2.35%, 12/27/2019 (a) (b)	4,000,000	3,999,960
Dexia Credit Local SA 3 Month USD LIBOR + 0.50%, 2.84%, 2/15/2019 (a) (b)	3,000,000	3,006,810

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series GMTN, 2.34%, 3/23/2020 (a)	$2,700,000	$2,701,161
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.34%, 11/19/2020 (a)	2,350,000	2,352,515
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.37%, 5/11/2022 (a)	6,000,000	5,999,940
Series GMTN, 3 Month USD LIBOR + 0.11%, 2.45%, 1/10/2020 (a)	2,325,000	2,329,511
European Investment Bank:
1 Month USD LIBOR + 0.02%, 2.03%, 7/6/2018 (a) (b)	2,575,000	2,575,000
3 Month USD LIBOR + 0.07%, 2.40%, 10/9/2018 (a) (b)	4,625,000	4,626,572
3 month USD LIBOR + 0.10%, 2.47%, 1/27/2020 (a) (b)	15,200,000	15,233,136
3 Month USD LIBOR + 0.11%, 2.45%, 3/24/2021 (a) (b)	325,000	326,073
Export Development Canada:
3 Month USD LIBOR + 0.01%, 2.37%, 8/13/2019 (a) (b)	1,825,000	1,826,205
3 Month USD LIBOR + 0.13%, 2.46%, 11/23/2020 (a) (b)	2,075,000	2,082,927
3 Month USD LIBOR + 0.32%, 2.64%, 3/2/2020 (a) (b)	800,000	804,688
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 2.82%, 10/21/2019 (a)	5,725,000	5,721,107
3 Month USD LIBOR + 0.58%, 2.88%, 6/1/2021 (a)	3,000,000	3,001,950
3 Month USD LIBOR + 0.70%, 3.02%, 5/26/2019 (a)	8,550,000	8,568,382
3 Month USD LIBOR + 0.78%, 3.08%, 6/1/2023 (a)	3,000,000	3,002,610
3 Month USD LIBOR + 0.93%, 3.29%, 11/1/2022 (a)	5,000,000	5,034,850
Series 5FRN, 3 Month USD LIBOR + 0.88%, 3.23%, 1/25/2022 (a)	4,875,000	4,900,886
Inter-American Development Bank:
3 Month USD LIBOR + 0.32%, 2.67%, 4/15/2020 (a)	4,275,000	4,300,308
Series GDIF, 2.35%, 1/15/2022 (a)	1,500,000	1,499,205
Series GDIF, 3 Month USD LIBOR + 0.04%, 2.39%, 1/15/2019 (a)	600,000	600,312
Series GDP, 2.35%, 10/15/2019 (a) (c)	7,118,000	7,119,637
Series GMTN, 2.05%, 10/9/2020 (a)	20,200,000	20,178,386
Series GMTN, 1 Month USD LIBOR + 0.04%, 2.14%, 11/26/2018 (a)	13,400,000	13,402,412
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.36%, 7/15/2020 (a)	4,736,000	4,739,078
Series GMTN, 3 Month USD LIBOR + 0.03%, 2.36%, 9/12/2018 (a)	6,525,000	6,527,349
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.42%, 7/15/2022 (a)	12,100,000	12,118,029
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.55%, 7/15/2021 (a) (c)	12,625,000	12,701,760
Series GMTN, 3 Month USD LIBOR + 0.22%, 2.57%, 10/15/2020 (a)	5,825,000	5,856,280
International Bank for Reconstruction & Development:
Series GDIf, 3 month USD LIBOR - 0.120%, 2.24%, 7/19/2019 (a)	4,500,000	4,498,695
Series GDIF, 2.33%, 12/17/2018 (a)	3,925,000	3,926,178
Series GDIF, 1 month USD LIBOR + 0.20%, 2.28%, 8/19/2019 (a)	2,750,000	2,755,775
Series GDIF, 3 month USD LIBOR - 0.12%, 2.24%, 7/19/2019 (a)	7,500,000	7,496,475
Series GDIF, 3 Month USD LIBOR + 0.10%, 2.44%, 10/13/2020 (a)	7,758,000	7,778,559
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.64%, 2/11/2021 (a)	13,931,000	14,041,751
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.35%, 12/15/2020 (a)	13,010,000	13,024,051
Series GMTN, 3 Month USD LIBOR + 0.06%, 2.39%, 1/9/2019 (a)	6,507,000	6,509,212
Series GMTN, 3 month USD LIBOR + 0.07%, 2.41%, 12/15/2022 (a)	19,995,000	20,034,990
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.52%, 12/15/2021 (a)	10,036,000	10,095,915
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.75%, 7/21/2020 (a)	2,000,000	2,009,440
3 Month USD LIBOR + 0.48%, 2.78%, 6/1/2020 (a)	1,000,000	1,005,820
3 Month USD LIBOR + 0.57%, 2.90%, 2/24/2020 (a)	1,700,000	1,711,900
Series DTC, 3 Month USD LIBOR + 0.36%, 2.72%, 11/13/2018 (a)	1,245,000	1,246,170
Kommunalbanken A/S:
3 Month USD LIBOR + 0.04%, 2.37%, 3/12/2021 (a) (b)	12,000,000	12,005,040
3 Month USD LIBOR + 0.07%, 2.40%, 3/17/2020 (a) (b)	7,890,000	7,901,125
3 Month USD LIBOR + 0.13%, 2.45%, 9/8/2021 (a) (b)	3,870,000	3,880,565
3 Month USD LIBOR + 0.13%, 2.49%, 5/2/2019 (a) (b)	70,000	70,098
3 Month USD LIBOR + 0.33%, 2.66%, 6/16/2020 (a) (b)	8,344,000	8,396,233
Kommuninvest I Sverige AB:
3 Month USD LIBOR + 0.03%, 2.35%, 12/3/2018 (a) (b)	825,000	825,272
3 Month USD LIBOR + 0.03%, 2.35%, 5/28/2019 (a) (b)	1,000,000	1,000,380
3 Month USD LIBOR + 0.14%, 2.46%, 8/17/2018 (a) (b)	1,375,000	1,375,564
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 2.77%, 2/27/2020 (a) (c)	2,050,000	2,046,905
3 Month USD LIBOR + 0.55%, 2.88%, 3/12/2021 (a)	3,000,000	2,999,460
3 Month USD LIBOR + 0.68%, 3.00%, 9/19/2020 (a)	5,950,000	5,962,614

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.71%, 3.02%, 2/27/2022 (a)	$2,550,000	$2,550,153
3 Month USD LIBOR + 0.73%, 3.05%, 7/6/2022 (a)	1,700,000	1,699,507
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 3.06%, 4/20/2020 (a) (b)	1,600,000	1,601,248
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 2.94%, 3/27/2020 (a) (b)	1,500,000	1,499,790
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.25%, 2.57%, 6/3/2021 (a) (b)	5,600,000	5,638,360
3 Month USD LIBOR + 0.35%, 2.68%, 2/19/2021 (a) (b)	1,625,000	1,639,788
Municipality Finance PLC:
3 Month USD LIBOR + 0.05%, 2.37%, 2/17/2021 (a) (b)	3,000,000	3,002,580
3 Month USD LIBOR + 0.17%, 2.53%, 2/7/2020 (a) (b)	13,010,000	13,046,948
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 2.52%, 11/4/2019 (a)	5,325,000	5,337,141
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.46%, 9/21/2020 (a)	14,254,000	14,286,214
Series MTN, 3 Month USD LIBOR + 0.23%, 2.55%, 9/4/2018 (a)	5,300,000	5,303,551
Series MTN, 3 Month USD LIBOR + 0.28%, 2.64%, 7/21/2019 (a)	4,185,000	4,197,848
Svensk Exportkredit AB:
Series GMTN, 3 Month USD LIBOR + 0.10%, 2.41%, 10/4/2018 (a)	8,225,000	8,227,714
Series GMTN, 3 Month USD LIBOR + 0.33%, 2.68%, 1/14/2019 (a)	5,400,000	5,409,882

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $445,612,537)		446,121,759

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	8,418,233	8,418,233
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	11,562,360	11,562,360

TOTAL SHORT-TERM INVESTMENTS (Cost $19,980,593)		19,980,593

TOTAL INVESTMENTS — 100.1% (Cost $3,430,500,855)		3,433,344,085
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,287,881)

NET ASSETS — 100.0%		$3,430,056,204

(a)

Variable Rate Security — Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.8% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

FRN = Floating Rate Note

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$19,004,759	$—	$19,004,759
Agriculture	—	12,191,649	—	12,191,649
Auto Manufacturers	—	240,035,630	—	240,035,630
Banks	—	1,787,639,354	—	1,787,639,354

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Beverages	$—	$17,932,051	$—	$17,932,051
Biotechnology	—	12,466,241	—	12,466,241
Building Materials	—	9,153,083	—	9,153,083
Chemicals	—	6,207,551	—	6,207,551
Commercial Services	—	5,434,894	—	5,434,894
Computers	—	91,072,989	—	91,072,989
Cosmetics/Personal Care	—	2,618,587	—	2,618,587
Diversified Financial Services	—	65,897,583	—	65,897,583
Electric	—	63,097,782	—	63,097,782
Electronics	—	4,815,096	—	4,815,096
Food	—	52,361,290	—	52,361,290
Gas	—	2,075,560	—	2,075,560
Health Care Products	—	25,801,562	—	25,801,562
Health Care Services	—	10,168,182	—	10,168,182
Household Products & Wares	—	10,536,356	—	10,536,356
Insurance	—	80,792,209	—	80,792,209
Internet	—	10,291,623	—	10,291,623
Machinery, Construction & Mining	—	24,394,892	—	24,394,892
Machinery-Diversified	—	26,270,655	—	26,270,655
Media	—	39,524,836	—	39,524,836
Mining	—	903,375	—	903,375
Miscellaneous Manufacturer	—	31,271,621	—	31,271,621
Oil & Gas	—	93,127,979	—	93,127,979
Pharmaceuticals	—	53,203,536	—	53,203,536
Pipelines	—	17,760,240	—	17,760,240
Real Estate Investment Trusts	—	400,012	—	400,012
Retail	—	35,517,522	—	35,517,522
Semiconductors	—	24,900,384	—	24,900,384
Software	—	9,484,040	—	9,484,040
Telecommunications	—	71,649,909	—	71,649,909
Transportation	—	9,238,701	—	9,238,701
Foreign Government Obligations
Unknown I3	—	446,121,759	—	446,121,759
Short-Term Investments	19,980,593	—	—	19,980,593

TOTAL INVESTMENTS	$19,980,593	$3,413,363,492	$—	$3,433,344,085

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$508,689,310	$500,271,077	$—	$—	8,418,233	$8,418,233	$161,185	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,628,010	2,628,010	112,756,711	103,822,361	—	—	11,562,360	11,562,360	29,488	—

TOTAL		$2,628,010	$621,446,021	$604,093,438	$—	$—		$19,980,593	$190,673	$—

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 4.00%, 3/15/2022	$25,000	$25,200
Lamar Media Corp.:
5.00%, 5/1/2023	11,000	11,138
5.75%, 2/1/2026	75,000	76,078
Omnicom Group, Inc./Omnicom Capital, Inc. 6.25%, 7/15/2019	25,000	25,785
WPP Finance 2010 3.63%, 9/7/2022	28,000	27,288

		165,489

AEROSPACE & DEFENSE — 1.4%
Arconic, Inc.:
5.13%, 10/1/2024 (a)	50,000	49,500
5.87%, 2/23/2022	75,000	77,906
5.95%, 2/1/2037	75,000	72,375
6.15%, 8/15/2020	25,000	26,000
6.75%, 1/15/2028	50,000	53,062
BAE Systems Holdings, Inc.:
2.85%, 12/15/2020 (b)	9,000	8,889
6.38%, 6/1/2019 (b)	50,000	51,501
BBA US Holdings, Inc. 5.38%, 5/1/2026 (b)	65,000	65,000
Harris Corp.:
3.83%, 4/27/2025	20,000	19,611
5.05%, 4/27/2045	50,000	51,705
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	49,347
3.35%, 9/15/2021	15,000	15,083
3.55%, 1/15/2026	20,000	19,656
4.50%, 5/15/2036	25,000	25,946
4.70%, 5/15/2046	50,000	53,156
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (b)	50,000	53,969
Northrop Grumman Corp.:
2.08%, 10/15/2020	5,000	4,885
3.25%, 8/1/2023	25,000	24,717
4.75%, 6/1/2043	25,000	26,023
Northrop Grumman Innovation Systems, Inc. 5.25%, 10/1/2021	25,000	25,662
Rockwell Collins, Inc.:
2.80%, 3/15/2022	11,000	10,719
3.10%, 11/15/2021	50,000	49,336
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	100,000	100,392

		934,440

AGRICULTURE — 0.9%
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	25,000	22,818
3.75%, 9/25/2027	35,000	33,030
8.50%, 6/15/2019	75,000	78,779
Reynolds American, Inc.:
3.25%, 6/12/2020	100,000	99,898
4.45%, 6/12/2025	50,000	50,320
5.85%, 8/15/2045	125,000	136,462
6.88%, 5/1/2020	112,000	118,850
Vector Group, Ltd. 6.13%, 2/1/2025 (b)	65,000	62,806

		602,963

AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (b)	50,000	50,190
5.50%, 10/1/2019 (b)	50,000	50,760
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	19,927
3.00%, 11/15/2026	20,000	18,547
United Continental Holdings, Inc. 5.00%, 2/1/2024	50,000	48,125

		187,549

APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (b)	81,000	79,177
Under Armour, Inc. 3.25%, 6/15/2026	10,000	8,952

		88,129

AUTO MANUFACTURERS — 2.0%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	201,060
Ford Holdings LLC 9.30%, 3/1/2030	75,000	97,602
Ford Motor Co.:
6.38%, 2/1/2029	30,000	32,669
7.45%, 7/16/2031	75,000	88,128
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	197,747
3.34%, 3/18/2021	85,000	84,238
General Motors Co.:
6.60%, 4/1/2036	50,000	54,116
6.75%, 4/1/2046	47,000	52,068
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	100,000	97,760
3.20%, 7/6/2021	25,000	24,639
3.95%, 4/13/2024	50,000	48,930
4.00%, 10/6/2026	50,000	47,402
4.20%, 3/1/2021	50,000	50,723
4.38%, 9/25/2021	25,000	25,482
5.25%, 3/1/2026	72,000	74,609
Hyundai Capital America:
2.00%, 7/1/2019 (b)	3,000	2,961
2.60%, 3/19/2020 (b)	39,000	38,364
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	100,000	100,750

		1,319,248

AUTO PARTS & EQUIPMENT — 0.8%
Allison Transmission, Inc. 5.00%, 10/1/2024 (b)	50,000	49,190
Aptiv PLC:
4.25%, 1/15/2026	70,000	69,771
4.40%, 10/1/2046	13,000	12,213
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,251
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (b)	20,000	19,700
Dana, Inc. 5.50%, 12/15/2024	25,000	24,688
Delphi Technologies PLC 5.00%, 10/1/2025 (b)	153,000	146,115

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026 (a)	$45,000	$42,131
5.13%, 11/15/2023	25,000	24,813
Lear Corp. 5.25%, 1/15/2025	12,000	12,330
Tenneco, Inc. 5.00%, 7/15/2026	55,000	49,115
ZF North America Capital, Inc. 4.75%, 4/29/2025 (b)	75,000	74,932

		535,249

BANKS — 6.4%
Bank of America Corp.:
7.75%, 5/14/2038	50,000	67,709
Series MTN, 4.20%, 8/26/2024	75,000	75,391
Series MTN, 4.25%, 10/22/2026	75,000	74,112
Series MTN, 4.45%, 3/3/2026	61,000	61,141
Barclays PLC:
2.88%, 6/8/2020	30,000	29,613
4.38%, 1/12/2026	200,000	194,253
4.95%, 1/10/2047	30,000	28,125
BPCE SA 4.50%, 3/15/2025 (b)	50,000	48,744
Capital One Financial Corp.:
3.75%, 4/24/2024	50,000	49,042
4.20%, 10/29/2025	50,000	48,558
4.25%, 4/30/2025	150,000	149,479
Capital One NA 2.35%, 1/31/2020	100,000	98,561
CIT Group, Inc.:
3.88%, 2/19/2019	50,000	50,015
4.13%, 3/9/2021	45,000	44,606
5.00%, 8/15/2022	62,000	62,701
5.25%, 3/7/2025	85,000	85,797
Citigroup, Inc.:
3.50%, 5/15/2023	20,000	19,558
4.60%, 3/9/2026	70,000	69,899
4.75%, 5/18/2046	50,000	47,546
5.30%, 5/6/2044	25,000	25,738
5.50%, 9/13/2025	25,000	26,543
6.13%, 8/25/2036	50,000	56,637
Citizens Bank NA/Providence RI Series BKNT, 2.55%, 5/13/2021	105,000	102,401
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	49,679
Comerica, Inc. 3.80%, 7/22/2026	25,000	24,370
Credit Suisse AG 5.40%, 1/14/2020	150,000	154,323
Credit Suisse Group AG:
3.57%, 1/9/2023 (b)	100,000	97,953
4.28%, 1/9/2028 (b)	25,000	24,319
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	75,000	74,027
Deutsche Bank AG:
2.70%, 7/13/2020	100,000	97,255
3.38%, 5/12/2021	96,000	92,854
3.70%, 5/30/2024	125,000	116,036
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	100,000	85,550
Fifth Third Bancorp 2.30%, 3/1/2019	45,000	44,840
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	91,000	104,866
6.75%, 10/1/2037	125,000	148,355
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	38,413
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (b)	200,000	181,100
5.71%, 1/15/2026 (b)	200,000	181,920
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	52,204
Lloyds Bank PLC 6.50%, 9/14/2020 (b)	75,000	79,357
Macquarie Group, Ltd. 7.63%, 8/13/2019 (b)	50,000	52,336
Morgan Stanley:
3.95%, 4/23/2027	50,000	47,665
4.88%, 11/1/2022	74,000	76,754
Regions Financial Corp. 7.38%, 12/10/2037	25,000	32,131
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	150,000	151,320
6.00%, 12/19/2023	100,000	104,830
6.13%, 12/15/2022	250,000	261,825
Santander Holdings USA, Inc. 3.70%, 3/28/2022	80,000	78,823
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	49,307
Santander UK PLC 5.00%, 11/7/2023 (b)	35,000	35,532
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (b) (c)	200,000	178,380

		4,232,493

BEVERAGES — 1.4%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	68,000	67,431
4.63%, 2/1/2044	100,000	98,262
4.90%, 2/1/2046	250,000	257,095
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 1/15/2022	50,000	50,679
8.20%, 1/15/2039	150,000	214,445
Beam Suntory, Inc. 3.25%, 5/15/2022	20,000	19,719
Constellation Brands, Inc. 4.10%, 2/15/2048	50,000	44,488
Dr Pepper Snapple Group, Inc.:
2.53%, 11/15/2021	20,000	19,321
2.70%, 11/15/2022	20,000	19,043
3.20%, 11/15/2021	50,000	49,336
Molson Coors Brewing Co.:
1.45%, 7/15/2019	40,000	39,368
3.50%, 5/1/2022	2,000	1,993
4.20%, 7/15/2046	40,000	35,912
Pernod Ricard SA 5.50%, 1/15/2042 (b)	25,000	28,211

		945,303

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.13%, 5/1/2020	65,000	63,901
3.63%, 5/15/2022	50,000	50,296
5.15%, 11/15/2041	101,000	107,391
6.40%, 2/1/2039	100,000	119,846
Biogen, Inc. 2.90%, 9/15/2020	25,000	24,891

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	$20,000	$20,676
Celgene Corp.:
2.25%, 5/15/2019	142,000	141,314
3.25%, 8/15/2022	50,000	49,014
3.88%, 8/15/2025	50,000	48,658
4.63%, 5/15/2044	25,000	23,206

		649,193

BUILDING MATERIALS — 1.1%
Johnson Controls International PLC:
4.63%, 7/2/2044 (d)	25,000	24,774
5.70%, 3/1/2041	25,000	27,417
Lafarge SA 7.13%, 7/15/2036	35,000	43,696
Lennox International, Inc. 3.00%, 11/15/2023	50,000	47,599
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	24,594
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	50,000	43,333
Masco Corp.:
4.38%, 4/1/2026	37,000	36,748
5.95%, 3/15/2022	19,000	20,233
Masonite International Corp. 5.63%, 3/15/2023 (b)	45,000	45,900
Owens Corning:
3.40%, 8/15/2026	30,000	27,354
4.20%, 12/15/2022	50,000	50,122
Standard Industries, Inc.:
4.75%, 1/15/2028 (b)	38,000	34,914
5.00%, 2/15/2027 (b)	50,000	46,625
5.38%, 11/15/2024 (b)	50,000	49,375
5.50%, 2/15/2023 (b)	20,000	20,375
6.00%, 10/15/2025 (b)	200,000	201,750

		744,809

CHEMICALS — 2.7%
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,246
Ashland LLC:
4.75%, 8/15/2022	25,000	25,125
6.88%, 5/15/2043	50,000	50,750
Blue Cube Spinco LLC:
9.75%, 10/15/2023	25,000	28,375
10.00%, 10/15/2025	25,000	28,797
Cabot Corp. 3.40%, 9/15/2026	30,000	27,949
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	51,482
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	23,655
4.95%, 6/1/2043	25,000	21,125
5.15%, 3/15/2034	50,000	46,375
5.38%, 3/15/2044	50,000	44,625
7.13%, 5/1/2020	47,000	49,556
Chemours Co.:
5.38%, 5/15/2027	50,000	48,375
6.63%, 5/15/2023	120,000	125,772
7.00%, 5/15/2025	10,000	10,725
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	51,073
4.38%, 11/15/2042	25,000	23,548
Eastman Chemical Co.:
3.60%, 8/15/2022	25,000	24,951
5.50%, 11/15/2019	25,000	25,821
Huntsman International LLC 5.13%, 11/15/2022	50,000	51,344
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	50,000	45,016
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	25,950
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	23,112
6.00%, 11/15/2021	71,000	75,985
Monsanto Co. 2.20%, 7/15/2022	40,000	37,382
Mosaic Co.:
3.25%, 11/15/2022	100,000	97,140
5.63%, 11/15/2043	50,000	50,366
NOVA Chemicals Corp.:
5.00%, 5/1/2025 (b)	100,000	94,750
5.25%, 8/1/2023 (b)	50,000	49,875
Nutrien, Ltd.:
4.00%, 12/15/2026	5,000	4,850
4.90%, 6/1/2043	45,000	44,542
Olin Corp. 5.00%, 2/1/2030	25,000	23,625
PolyOne Corp. 5.25%, 3/15/2023	25,000	25,438
Rohm & Haas Co. 7.85%, 7/15/2029	75,000	96,733
RPM International, Inc. 3.45%, 11/15/2022	10,000	9,851
Sherwin-Williams Co.:
2.75%, 6/1/2022	3,000	2,907
4.40%, 2/1/2045	25,000	23,568
4.50%, 6/1/2047	50,000	47,721
SPCM SA 4.88%, 9/15/2025 (b)	35,000	33,337
Syngenta Finance NV 3.13%, 3/28/2022	45,000	42,860
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	27,603
3.60%, 8/15/2026	25,000	23,719
5.00%, 8/15/2046	25,000	25,259
WR Grace & Co-Conn 5.13%, 10/1/2021 (b)	50,000	50,985

		1,767,243

COMMERCIAL SERVICES — 2.8%
Adani Abbot Point Terminal Pty, Ltd. 4.45%, 12/15/2022 (b)	200,000	181,540
ADT Corp.:
3.50%, 7/15/2022	75,000	70,387
4.88%, 7/15/2032 (b)	75,000	58,875
6.25%, 10/15/2021 (a)	100,000	103,250
Ashtead Capital, Inc. 4.13%, 8/15/2025 (b)	200,000	186,760
Block Financial LLC 4.13%, 10/1/2020	20,000	20,175
Brink’s Co. 4.63%, 10/15/2027 (b)	50,000	46,750
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (b)	50,000	45,250
Ecolab, Inc.:
2.25%, 1/12/2020	10,000	9,875
3.95%, 12/1/2047	50,000	47,804

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
ERAC USA Finance LLC:
2.35%, 10/15/2019 (b)	$25,000	$24,719
7.00%, 10/15/2037 (b)	50,000	62,485
FTI Consulting, Inc. 6.00%, 11/15/2022	100,000	102,625
Moody’s Corp.:
2.75%, 7/15/2019	50,000	49,898
2.75%, 12/15/2021	9,000	8,790
4.88%, 2/15/2024	20,000	20,997
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	49,940
5.00%, 4/15/2022 (b)	200,000	196,520
S&P Global, Inc. 2.95%, 1/22/2027	100,000	92,626
Service Corp. International 5.38%, 1/15/2022	50,000	50,625
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,068
United Rentals North America, Inc.:
4.63%, 7/15/2023	50,000	49,940
4.63%, 10/15/2025	100,000	95,625
4.88%, 1/15/2028	50,000	46,235
5.50%, 7/15/2025	100,000	100,750
5.88%, 9/15/2026	100,000	101,000
Western Union Co. 6.20%, 6/21/2040	25,000	25,396

		1,858,905

COMPUTERS — 2.4%
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	100,000	100,252
4.42%, 6/15/2021 (b)	50,000	50,733
5.45%, 6/15/2023 (b)	135,000	141,296
5.88%, 6/15/2021 (b)	113,000	114,559
6.02%, 6/15/2026 (b)	20,000	21,008
7.13%, 6/15/2024 (b)	50,000	52,875
8.10%, 7/15/2036 (b)	43,000	50,489
8.35%, 7/15/2046 (b)	35,000	42,151
Dell, Inc. 6.50%, 4/15/2038	25,000	23,562
EMC Corp. 2.65%, 6/1/2020	200,000	193,760
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	37,000	37,054
4.90%, 10/15/2025	51,000	52,055
6.20%, 10/15/2035	80,000	81,619
6.35%, 10/15/2045	25,000	24,697
HP, Inc.:
4.05%, 9/15/2022	25,000	25,192
6.00%, 9/15/2041	25,000	25,394
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,344
NCR Corp.:
5.00%, 7/15/2022	50,000	49,625
5.88%, 12/15/2021	6,000	6,105
6.38%, 12/15/2023	75,000	77,722
NetApp, Inc.:
3.25%, 12/15/2022	50,000	48,814
3.38%, 6/15/2021	20,000	19,818
Seagate HDD Cayman:
4.75%, 6/1/2023	30,000	29,752
4.75%, 1/1/2025	50,000	47,953
4.88%, 3/1/2024	50,000	49,028
Western Digital Corp. 4.75%, 2/15/2026	180,000	174,897

		1,590,754

COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (b)	75,000	74,340
Edgewell Personal Care Co. 4.70%, 5/19/2021 (a)	50,000	49,875

		124,215

DIVERSIFIED FINANCIAL SERVICES — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	15,000	14,071
3.75%, 5/15/2019	30,000	30,180
4.50%, 5/15/2021	40,000	40,674
Air Lease Corp.:
3.00%, 9/15/2023	10,000	9,476
3.25%, 3/1/2025	75,000	69,586
3.88%, 4/1/2021	25,000	25,183
Aircastle, Ltd.:
4.63%, 12/15/2018	15,000	15,019
5.00%, 4/1/2023	70,000	70,263
5.13%, 3/15/2021	25,000	25,563
6.25%, 12/1/2019	70,000	72,401
7.63%, 4/15/2020	100,000	105,750
Ally Financial, Inc.:
3.25%, 11/5/2018	148,000	148,000
3.50%, 1/27/2019	5,000	4,982
3.75%, 11/18/2019	100,000	99,880
5.75%, 11/20/2025	325,000	330,687
8.00%, 11/1/2031	150,000	178,500
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,094
Discover Financial Services 3.95%, 11/6/2024	50,000	48,792
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	75,188
6.00%, 8/1/2020	50,000	50,720
6.25%, 2/1/2022	150,000	153,000
International Lease Finance Corp.:
4.63%, 4/15/2021	88,000	89,844
5.88%, 4/1/2019	75,000	76,617
5.88%, 8/15/2022	25,000	26,513
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	20,447
Jefferies Financial Group, Inc. 6.63%, 10/23/2043	75,000	76,249
Jefferies Group LLC 6.50%, 1/20/2043	73,000	75,690
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (b)	50,000	51,098
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	50,798
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (b)	100,000	102,890
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,842
5.55%, 1/15/2020	60,000	62,197

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Navient Corp.:
5.50%, 1/25/2023	$100,000	$98,250
6.63%, 7/26/2021	85,000	87,125
6.75%, 6/25/2025	100,000	99,500
6.75%, 6/15/2026	55,000	53,746
Series MTN, 5.50%, 1/15/2019	50,000	50,250
Series MTN, 6.13%, 3/25/2024 (a)	110,000	108,487
Series MTN, 7.25%, 1/25/2022	10,000	10,450
Series MTN, 8.00%, 3/25/2020	200,000	211,000
Nomura Holdings, Inc.:
6.70%, 3/4/2020	50,000	52,710
Series GMTN, 2.75%, 3/19/2019	12,000	11,996
Quicken Loans, Inc. 5.75%, 5/1/2025 (b)	50,000	48,940
Raymond James Financial, Inc. 4.95%, 7/15/2046	50,000	50,948
Synchrony Financial:
3.75%, 8/15/2021	15,000	14,984
4.25%, 8/15/2024	175,000	171,555

		3,300,135

ELECTRIC — 3.9%
AES Corp. 6.00%, 5/15/2026	300,000	311,250
Black Hills Corp. 4.20%, 9/15/2046	4,000	3,880
Calpine Corp.:
5.25%, 6/1/2026 (b)	30,000	28,218
5.88%, 1/15/2024 (b)	69,000	68,310
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	9,432
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	5,000	5,105
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	24,484
4.70%, 3/31/2043	25,000	25,862
Dominion Energy, Inc.:
3.63%, 12/1/2024	3,000	2,942
4.10%, 4/1/2021 (d)	130,000	131,813
DPL, Inc. 7.25%, 10/15/2021	50,000	53,995
DTE Energy Co.:
1.50%, 10/1/2019	20,000	19,611
Series B, 3.30%, 6/15/2022	20,000	19,764
Edison International 2.40%, 9/15/2022	15,000	14,299
EDP Finance B.V. 4.13%, 1/15/2020 (b)	50,000	50,409
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.440%, 6.75%, 6/15/2076 (c)	50,000	52,000
Enel Finance International NV:
6.00%, 10/7/2039 (b)	50,000	55,567
6.80%, 9/15/2037 (b)	50,000	59,756
Exelon Corp.:
3.50%, 6/1/2022	50,000	49,422
4.45%, 4/15/2046	25,000	24,289
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	50,499
6.25%, 10/1/2039	50,000	52,931
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	37,000	37,546
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (b)	25,000	27,981
Great Plains Energy, Inc.:
4.85%, 6/1/2021	6,000	6,159
5.29%, 6/15/2022 (d)	25,000	26,217
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	30,000	29,523
Integrys Holding, Inc. 4.17%, 11/1/2020	50,000	50,862
Jersey Central Power & Light Co. 6.15%, 6/1/2037	30,000	35,734
Kansas City Power & Light Co.:
3.15%, 3/15/2023	25,000	24,408
4.20%, 6/15/2047	15,000	14,746
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	25,614
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	100,000	99,574
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (b)	24,000	23,160
4.50%, 9/15/2027 (b)	38,000	35,530
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	50,000
NV Energy, Inc. 6.25%, 11/15/2020	25,000	26,685
Pennsylvania Electric Co. 6.15%, 10/1/2038	75,000	90,701
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	40,614
Progress Energy, Inc.:
4.40%, 1/15/2021	22,000	22,473
7.75%, 3/1/2031	105,000	139,711
PSEG Power LLC 3.00%, 6/15/2021	15,000	14,832
Public Service Co. of New Mexico 3.85%, 8/1/2025	35,000	34,358
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,561
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	26,515
SCANA Corp. Series MTN, 6.25%, 4/1/2020	50,000	51,491
Sempra Energy 9.80%, 2/15/2019	40,000	41,621
Southern Co. 2.95%, 7/1/2023	50,000	48,230
Southern Power Co.:
5.15%, 9/15/2041	50,000	50,820
5.25%, 7/15/2043	25,000	26,207
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	20,000	18,357
Tampa Electric Co.:
2.60%, 9/15/2022	25,000	24,045
4.20%, 5/15/2045	25,000	24,079
TransAlta Corp. 6.50%, 3/15/2040	6,000	5,914
Vistra Energy Corp. 7.63%, 11/1/2024	200,000	213,500
Xcel Energy, Inc.:
2.40%, 3/15/2021	1,000	977
3.30%, 6/1/2025	50,000	48,372

		2,569,955

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Energizer Holdings, Inc. 5.50%, 6/15/2025 (b)	25,000	24,563

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
ELECTRONICS — 0.8%
Agilent Technologies, Inc. 3.88%, 7/15/2023	$85,000	$84,719
Arrow Electronics, Inc.:
3.50%, 4/1/2022	25,000	24,655
3.88%, 1/12/2028	50,000	46,855
Avnet, Inc. 4.63%, 4/15/2026	25,000	24,635
Corning, Inc.:
3.70%, 11/15/2023	25,000	24,613
6.63%, 5/15/2019	50,000	51,347
Flex, Ltd.:
4.63%, 2/15/2020	25,000	25,337
5.00%, 2/15/2023	100,000	102,028
Fortive Corp. 3.15%, 6/15/2026	20,000	18,575
Ingram Micro, Inc.:
5.00%, 8/10/2022 (a)	50,000	49,125
5.45%, 12/15/2024	25,000	24,750
Jabil, Inc. 4.70%, 9/15/2022	50,000	51,305

		527,944

ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (b)	50,000	50,000

ENGINEERING & CONSTRUCTION — 0.4%
AECOM 5.88%, 10/15/2024	188,000	194,580
MasTec, Inc. 4.88%, 3/15/2023	25,000	24,312
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (b)	25,000	24,858
Tutor Perini Corp. 6.88%, 5/1/2025 (b)	40,000	39,850

		283,600

ENTERTAINMENT — 0.6%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	50,688
5.25%, 6/1/2025	55,000	54,862
5.38%, 11/1/2023	6,000	6,128
5.38%, 4/15/2026	100,000	99,000
International Game Technology PLC 6.50%, 2/15/2025 (a) (b)	150,000	155,250

		365,928

ENVIRONMENTAL CONTROL — 0.2%
Clean Harbors, Inc. 5.25%, 8/1/2020	40,000	40,050
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	25,160
5.25%, 11/15/2021	2,000	2,110
Waste Management, Inc.:
3.50%, 5/15/2024	25,000	24,762
4.10%, 3/1/2045	50,000	49,247

		141,329

FOOD — 1.9%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (b)	25,000	24,562
Campbell Soup Co. 4.25%, 4/15/2021	25,000	25,399
Conagra Brands, Inc.:
3.20%, 1/25/2023	33,000	31,774
3.25%, 9/15/2022	20,000	19,445
Darling Ingredients, Inc. 5.38%, 1/15/2022	50,000	50,625
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	65,904
General Mills, Inc.:
5.40%, 6/15/2040	25,000	26,472
5.65%, 2/15/2019	50,000	50,836
Ingredion, Inc. 3.20%, 10/1/2026	80,000	74,304
JM Smucker Co. 4.25%, 3/15/2035	50,000	47,507
Kellogg Co. 4.50%, 4/1/2046	25,000	23,664
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,000	4,964
3.00%, 6/1/2026	55,000	49,529
3.50%, 6/6/2022	25,000	24,752
4.38%, 6/1/2046	90,000	77,859
4.88%, 2/15/2025 (b)	85,000	86,659
Kroger Co.:
2.00%, 1/15/2019	25,000	24,880
2.60%, 2/1/2021	10,000	9,792
3.50%, 2/1/2026	50,000	47,540
3.85%, 8/1/2023	20,000	20,040
4.45%, 2/1/2047 (a)	25,000	22,738
5.15%, 8/1/2043	25,000	25,240
Series GMTN, 1.50%, 9/30/2019	40,000	39,276
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (b)	65,000	63,193
Pilgrim’s Pride Corp.:
5.75%, 3/15/2025 (b)	75,000	72,000
5.88%, 9/30/2027 (b)	50,000	46,500
Sysco Corp.:
3.30%, 7/15/2026	25,000	23,694
4.85%, 10/1/2045	12,000	12,248
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	85,000	86,700
Tyson Foods, Inc.:
2.65%, 8/15/2019	50,000	49,800
4.55%, 6/2/2047	35,000	33,518
4.88%, 8/15/2034	2,000	2,015

		1,263,429

FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	20,000	19,225
5.00%, 4/1/2025 (b)	200,000	199,750
5.13%, 1/15/2024	20,000	20,000

		238,975

FOREST PRODUCTS & PAPER — 0.4%
Cascades, Inc. 5.50%, 7/15/2022 (b)	50,000	49,250
Clearwater Paper Corp. 5.38%, 2/1/2025 (b)	25,000	22,656
Domtar Corp. 6.25%, 9/1/2042	25,000	24,887
International Paper Co. 8.70%, 6/15/2038	100,000	139,527

		236,320

GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	58,920

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.75%, 5/20/2027	$25,000	$23,563
5.88%, 8/20/2026	60,000	58,200
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	51,097
National Fuel Gas Co.:
3.95%, 9/15/2027	5,000	4,747
4.90%, 12/1/2021	25,000	25,759
8.75%, 5/1/2019	25,000	26,148
NiSource, Inc. 5.80%, 2/1/2042	25,000	28,759
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	94,031
4.40%, 6/1/2043	25,000	24,495

		395,719

HAND & MACHINE TOOLS — 0.0% (e)
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	15,000	14,981

HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
2.00%, 3/15/2020	3,000	2,950
3.25%, 4/15/2023	13,000	12,818
4.90%, 11/30/2046	100,000	107,653
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	49,275
4.67%, 6/6/2047	25,000	24,160
4.88%, 5/15/2044	50,000	49,076
6.00%, 5/15/2039	80,000	88,381
Boston Scientific Corp. 3.38%, 5/15/2022	6,000	5,919
DENTSPLY SIRONA, Inc. 4.13%, 8/15/2021	25,000	25,280
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (b)	50,000	50,835
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (b)	50,000	50,625
Hologic, Inc. 4.38%, 10/15/2025 (b)	65,000	62,075
Life Technologies Corp. 6.00%, 3/1/2020	25,000	26,059
Teleflex, Inc. 4.88%, 6/1/2026	35,000	34,212
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	41,000	41,224
5.30%, 2/1/2044	25,000	27,737
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	16,000	15,231
3.70%, 3/19/2023	40,000	39,714
4.25%, 8/15/2035	54,000	50,902

		764,126

HEALTH CARE SERVICES — 4.4%
Anthem, Inc.:
2.25%, 8/15/2019	114,000	113,045
4.65%, 1/15/2043	50,000	48,357
4.65%, 8/15/2044	25,000	24,253
Centene Corp.:
4.75%, 5/15/2022	60,000	60,378
5.63%, 2/15/2021	50,000	50,945
6.13%, 2/15/2024	147,000	154,909
Centene Escrow I Corp. 5.38%, 6/1/2026 (b)	35,000	35,459
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (b)	40,000	39,950
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (b)	70,000	72,315
5.63%, 7/31/2019 (b)	25,000	25,614
HCA, Inc.:
5.25%, 6/15/2026	150,000	148,800
5.38%, 2/1/2025	300,000	295,410
5.50%, 6/15/2047	75,000	68,812
5.88%, 3/15/2022	200,000	208,260
5.88%, 5/1/2023	268,000	276,710
5.88%, 2/15/2026	100,000	100,750
6.50%, 2/15/2020	100,000	104,125
7.50%, 2/15/2022	150,000	163,500
Humana, Inc.:
2.63%, 10/1/2019	25,000	24,854
4.80%, 3/15/2047	12,000	12,328
4.95%, 10/1/2044	25,000	26,077
8.15%, 6/15/2038	2,000	2,833
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	50,305
LifePoint Health, Inc.:
5.38%, 5/1/2024 (a)	120,000	114,900
5.50%, 12/1/2021	75,000	75,187
Magellan Health, Inc. 4.40%, 9/22/2024	100,000	98,521
MEDNAX, Inc. 5.25%, 12/1/2023 (b)	60,000	58,800
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	25,817
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	49,063
4.63%, 7/15/2024 (b)	150,000	141,900
4.75%, 6/1/2020	25,000	25,063
6.00%, 10/1/2020	150,000	154,125
Universal Health Services, Inc.:
3.75%, 8/1/2019 (b)	25,000	25,000
5.00%, 6/1/2026 (b)	50,000	48,688

		2,925,053

HOME BUILDERS — 2.1%
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,169
4.75%, 2/15/2023	50,000	51,610
KB Home 7.00%, 12/15/2021	150,000	157,031
Lennar Corp.:
2.95%, 11/29/2020	50,000	48,750
4.13%, 1/15/2022	100,000	99,200
4.50%, 11/15/2019	90,000	90,792
4.50%, 4/30/2024	50,000	48,130
4.75%, 11/15/2022	20,000	20,076
4.88%, 12/15/2023	10,000	9,975
5.25%, 6/1/2026	75,000	73,500
M/I Homes, Inc. 6.75%, 1/15/2021	61,000	62,525
Mattamy Group Corp. 6.50%, 10/1/2025 (b)	100,000	97,930
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	25,250
PulteGroup, Inc.:
4.25%, 3/1/2021	107,143	107,282
5.00%, 1/15/2027	100,000	95,000

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.50%, 3/1/2026	$50,000	$49,750
6.38%, 5/15/2033	50,000	50,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (b)	50,000	49,840
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	51,500
6.75%, 11/1/2019	50,000	52,063
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	60,000	59,250

		1,349,623

HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc. 3.50%, 11/15/2027	30,000	28,272
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	61,920
Whirlpool Corp.:
2.40%, 3/1/2019	30,000	29,921
4.00%, 3/1/2024	25,000	25,237
Series MTN, 4.85%, 6/15/2021	10,000	10,369

		155,719

HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (b)	50,000	49,875
Clorox Co. 3.50%, 12/15/2024	25,000	24,782
Spectrum Brands, Inc. 6.13%, 12/15/2024	100,000	101,000

		175,657

HOUSEWARES — 0.3%
Newell Brands, Inc.:
2.88%, 12/1/2019	82,000	81,698
3.85%, 4/1/2023	10,000	9,850
4.00%, 6/15/2022	25,000	24,961
4.00%, 12/1/2024	50,000	49,038

		165,547

INSURANCE — 1.9%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	25,000	24,322
Allstate Corp. Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	50,000	51,375
American International Group, Inc.:
3.30%, 3/1/2021	57,000	56,960
3.75%, 7/10/2025	15,000	14,489
3.88%, 1/15/2035	45,000	40,033
4.13%, 2/15/2024	50,000	50,230
4.50%, 7/16/2044	50,000	46,562
Aon PLC:
4.25%, 12/12/2042	25,000	22,606
4.45%, 5/24/2043	25,000	23,447
Aspen Insurance Holdings, Ltd. 6.00%, 12/15/2020	11,000	11,541
AXA SA 8.60%, 12/15/2030	50,000	64,000
Brighthouse Financial, Inc. 4.70%, 6/22/2047	50,000	41,207
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	24,996
4.50%, 3/1/2026	20,000	20,398
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	74,761
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	55,000	53,762
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	25,000	23,559
Kemper Corp. 4.35%, 2/15/2025	70,000	69,619
Liberty Mutual Group, Inc.:
4.95%, 5/1/2022 (b)	75,000	77,877
5.00%, 6/1/2021 (b)	3,000	3,109
Lincoln National Corp. 6.15%, 4/7/2036	50,000	57,339
Markel Corp. 5.35%, 6/1/2021	20,000	20,987
MetLife, Inc. 6.40%, 12/15/2066	50,000	53,000
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (b)	25,000	26,065
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	50,000	49,812
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	25,000	25,679
Trinity Acquisition PLC:
4.63%, 8/15/2023	70,000	71,453
6.13%, 8/15/2043	25,000	29,065
Voya Financial, Inc.:
3.13%, 7/15/2024	100,000	94,466
3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	10,000	10,050
XLIT, Ltd. 5.75%, 10/1/2021	40,000	42,679

		1,275,448

INTERNET — 0.6%
eBay, Inc.:
2.20%, 8/1/2019	45,000	44,625
3.80%, 3/9/2022	50,000	50,481
Expedia Group, Inc. 5.00%, 2/15/2026	50,000	50,930
Symantec Corp.:
3.95%, 6/15/2022	25,000	24,447
5.00%, 4/15/2025 (b)	100,000	97,111
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,375
5.25%, 4/1/2025	50,000	50,550

		368,519

INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.25%, 3/1/2025	75,000	72,145
FS Investment Corp. 4.00%, 7/15/2019	25,000	25,024
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,431

		122,600

IRON/STEEL — 0.7%
ArcelorMittal:
5.13%, 6/1/2020	40,000	41,000
5.25%, 8/5/2020	50,000	51,500
6.25%, 2/25/2022 (a)	65,000	69,303
7.00%, 10/15/2039	77,000	88,411
Carpenter Technology Corp. 4.45%, 3/1/2023	100,000	100,562
Commercial Metals Co. 4.88%, 5/15/2023	50,000	48,813
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	4,000	4,653

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Steel Dynamics, Inc.:
4.13%, 9/15/2025	$50,000	$47,938
5.25%, 4/15/2023	35,000	35,306

		487,486

LEISURE TIME — 0.3%
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)	50,000	50,000
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	52,720
Sabre GLBL, Inc. 5.25%, 11/15/2023 (b)	100,000	100,625

		203,345

LODGING — 1.7%
Choice Hotels International, Inc. 5.75%, 7/1/2022	125,000	130,375
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	35,000	33,250
5.13%, 5/1/2026 (b)	55,000	54,005
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	4,000	4,080
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	25,880
Marriott International, Inc.:
3.13%, 2/15/2023	50,000	48,849
3.38%, 10/15/2020	82,000	82,176
3.75%, 3/15/2025	25,000	24,662
4.50%, 10/1/2034	25,000	24,927
MGM Resorts International:
4.63%, 9/1/2026	150,000	138,945
5.75%, 6/15/2025	80,000	79,704
6.00%, 3/15/2023	120,000	123,600
7.75%, 3/15/2022	150,000	163,312
Wyndham Destinations, Inc.:
4.25%, 3/1/2022	8,000	7,790
5.10%, 10/1/2025	25,000	25,594
5.63%, 3/1/2021	10,000	10,225
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (b)	140,000	139,132

		1,116,506

MACHINERY, CONSTRUCTION & MINING — 0.2%
Oshkosh Corp. 4.60%, 5/15/2028	100,000	99,750

MACHINERY-DIVERSIFIED — 0.4%
CNH Industrial Capital LLC:
4.38%, 11/6/2020	25,000	25,297
4.88%, 4/1/2021	50,000	51,312
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	70,000	65,275
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,937
Wabtec Corp. 3.45%, 11/15/2026	20,000	18,481
Xylem, Inc. 3.25%, 11/1/2026	30,000	28,202

		238,504

MEDIA — 6.2%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	27,637
6.20%, 12/15/2034	25,000	29,530
6.40%, 12/15/2035	50,000	59,977
Altice US Finance I Corp. 5.38%, 7/15/2023 (b)	200,000	199,000
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	98,750
Block Communications, Inc. 6.88%, 2/15/2025 (b)	50,000	49,875
CBS Corp.:
3.38%, 3/1/2022	50,000	49,331
3.38%, 2/15/2028	58,000	52,200
7.88%, 7/30/2030	50,000	61,719
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (b)	75,000	70,688
5.00%, 2/1/2028 (b)	45,000	41,234
5.13%, 2/15/2023	36,000	35,640
5.13%, 5/1/2023 (b)	150,000	148,080
5.50%, 5/1/2026 (a) (b)	75,000	72,728
5.75%, 9/1/2023	200,000	201,500
5.75%, 1/15/2024	25,000	25,063
5.75%, 2/15/2026 (b)	90,000	88,425
5.88%, 4/1/2024 (b)	100,000	100,250
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028 (a)	230,000	215,321
4.91%, 7/23/2025	50,000	50,494
5.38%, 4/1/2038	50,000	47,232
5.38%, 5/1/2047	90,000	81,729
6.38%, 10/23/2035	25,000	26,125
6.83%, 10/23/2055	50,000	53,605
Cox Communications, Inc.:
3.25%, 12/15/2022 (b)	75,000	72,852
4.80%, 2/1/2035 (b)	50,000	46,043
CSC Holdings LLC 6.63%, 10/15/2025 (b)	200,000	204,500
Discovery Communications LLC:
4.90%, 3/11/2026	50,000	51,283
5.00%, 9/20/2037	50,000	48,143
5.20%, 9/20/2047	50,000	48,497
DISH DBS Corp. 7.88%, 9/1/2019	100,000	103,750
Historic TW, Inc. 6.63%, 5/15/2029	25,000	29,054
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	26,516
Sirius XM Radio, Inc.:
5.00%, 8/1/2027 (b)	190,000	177,897
5.38%, 4/15/2025 (b)	100,000	98,625
6.00%, 7/15/2024 (b)	25,000	25,531
TEGNA, Inc.:
5.13%, 10/15/2019	27,000	26,966
5.13%, 7/15/2020	50,000	50,313
6.38%, 10/15/2023	25,000	25,719
Thomson Reuters Corp.:
4.30%, 11/23/2023	25,000	25,511
5.85%, 4/15/2040	60,000	65,599
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	74,998
5.88%, 11/15/2040	50,000	48,915
6.75%, 6/15/2039	25,000	26,652
8.25%, 4/1/2019	60,000	62,234

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Viacom, Inc.:
3.45%, 10/4/2026	$25,000	$22,831
4.38%, 3/15/2043	20,000	16,781
5.25%, 4/1/2044	50,000	46,959
6.88%, 4/30/2036	25,000	27,013
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	50,000	47,250
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	23,818
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	101,500
5.38%, 6/15/2024 (b)	100,000	102,380
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (b)	200,000	185,000
Warner Media LLC:
4.65%, 6/1/2044	25,000	22,189
4.88%, 3/15/2020	50,000	51,335
6.25%, 3/29/2041	35,000	38,056
7.63%, 4/15/2031	50,000	63,809
Ziggo B.V. 5.50%, 1/15/2027 (b)	150,000	140,160

		4,114,812

MINING — 2.5%
Anglo American Capital PLC:
3.75%, 4/10/2022 (b)	50,000	49,641
4.13%, 9/27/2022 (b)	25,000	25,026
Barrick North America Finance LLC:
4.40%, 5/30/2021	20,000	20,690
5.75%, 5/1/2043	50,000	55,696
7.50%, 9/15/2038	25,000	31,586
BHP Billiton Finance USA, Ltd. USD 5 year swap rate + 4.971%, 6.25%, 10/19/2075 (b) (c)	50,000	52,266
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	30,000	28,950
FMG Resources August 2006 Pty, Ltd. 5.13%, 3/15/2023 (b)	100,000	96,375
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	100,000	98,500
3.55%, 3/1/2022	100,000	94,970
3.88%, 3/15/2023	100,000	94,500
4.00%, 11/14/2021	25,000	24,408
5.45%, 3/15/2043	75,000	65,790
6.88%, 2/15/2023	100,000	105,250
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (b)	25,000	25,282
4.95%, 11/15/2021 (b)	75,000	77,842
Glencore Funding LLC 4.13%, 5/30/2023 (b)	25,000	24,945
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	49,926
3.70%, 3/15/2023	25,000	24,608
Kinross Gold Corp. 5.13%, 9/1/2021 (a)	90,000	92,025
Lundin Mining Corp. 7.88%, 11/1/2022 (b)	25,000	26,094
Newmont Mining Corp.:
3.50%, 3/15/2022	33,000	32,815
4.88%, 3/15/2042	25,000	24,972
6.25%, 10/1/2039	45,000	52,018
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (b)	100,000	99,630
Teck Resources, Ltd.:
4.75%, 1/15/2022	2,000	2,004
6.25%, 7/15/2041	100,000	99,630
8.50%, 6/1/2024 (b)	50,000	54,815
Yamana Gold, Inc. 4.63%, 12/15/2027	100,000	95,813

		1,626,067

MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
5.00%, 3/15/2022 (b)	100,000	99,875
5.38%, 9/15/2024 (b)	50,000	49,625
Eaton Corp. 2.75%, 11/2/2022	65,000	63,109
Pentair Finance Sarl 2.65%, 12/1/2019	62,000	61,324
Textron, Inc.:
3.38%, 3/1/2028	50,000	46,386
4.00%, 3/15/2026	25,000	24,670

		344,989

OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	100,000	100,150
5.50%, 12/1/2024	50,000	51,188
Pitney Bowes, Inc.:
3.63%, 10/1/2021	65,000	61,100
4.38%, 5/15/2022	50,000	45,390
Xerox Corp.:
3.63%, 3/15/2023	50,000	47,951
4.50%, 5/15/2021	50,000	50,653
4.80%, 3/1/2035	30,000	26,496

		382,928

OIL & GAS — 5.2%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	51,455
5.55%, 3/15/2026 (a)	25,000	26,793
Andeavor 4.75%, 12/15/2023	50,000	51,886
Antero Resources Corp.:
5.00%, 3/1/2025 (a)	25,000	24,908
5.13%, 12/1/2022	100,000	100,130
5.38%, 11/1/2021	100,000	101,250
Apache Corp. 3.25%, 4/15/2022	75,000	73,727
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	58,070
Cenovus Energy, Inc.:
4.25%, 4/15/2027	25,000	24,080
5.40%, 6/15/2047 (a)	50,000	48,950
5.70%, 10/15/2019	50,000	51,312
6.75%, 11/15/2039	50,000	55,041
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	25,206
Concho Resources, Inc. 4.88%, 10/1/2047	23,000	23,187
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	97,580
4.38%, 1/15/2028	100,000	99,414
4.50%, 4/15/2023	50,000	50,715
5.00%, 9/15/2022	50,000	50,650

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Devon Energy Corp.:
3.25%, 5/15/2022	$50,000	$49,151
5.00%, 6/15/2045	25,000	25,432
Diamondback Energy, Inc.:
5.38%, 5/31/2025	50,000	50,000
5.38%, 5/31/2025 (b)	30,000	29,888
Encana Corp.:
6.50%, 5/15/2019	50,000	51,281
6.50%, 8/15/2034	25,000	28,509
6.50%, 2/1/2038	25,000	29,469
EOG Resources, Inc.:
2.63%, 3/15/2023	55,000	52,798
4.15%, 1/15/2026	10,000	10,228
EQT Corp. 3.00%, 10/1/2022	70,000	67,428
Hess Corp.:
4.30%, 4/1/2027	25,000	24,146
5.60%, 2/15/2041	4,000	4,019
5.80%, 4/1/2047	50,000	51,667
7.13%, 3/15/2033	25,000	28,915
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (b)	50,000	48,500
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	53,344
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	50,373
Kerr-McGee Corp. 6.95%, 7/1/2024	75,000	85,098
Marathon Oil Corp.:
4.40%, 7/15/2027	25,000	25,088
6.60%, 10/1/2037	30,000	35,518
Marathon Petroleum Corp.:
5.13%, 3/1/2021	40,000	41,615
5.85%, 12/15/2045	40,000	42,346
6.50%, 3/1/2041	25,000	29,114
MEG Energy Corp. 6.50%, 1/15/2025 (b)	50,000	49,875
Murphy Oil Corp.:
4.00%, 6/1/2022	30,000	29,456
5.88%, 12/1/2042	5,000	4,525
6.88%, 8/15/2024	75,000	79,222
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,625
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	48,875
5.00%, 9/15/2020	50,000	50,330
5.50%, 1/15/2023	25,000	24,095
5.75%, 2/1/2025 (b)	85,000	80,537
9.25%, 1/15/2019	50,000	51,750
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	105,380
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	25,401
6.00%, 3/1/2041	25,000	27,497
Noble Holding International, Ltd. 3.95%, 3/15/2022	25,000	22,750
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	60,000	62,400
Phillips 66:
4.30%, 4/1/2022	25,000	25,748
4.88%, 11/15/2044	25,000	25,825
Pioneer Natural Resources Co. 3.95%, 7/15/2022	40,000	40,457
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	24,563
5.38%, 10/1/2022	75,000	76,500
Range Resources Corp.:
5.00%, 8/15/2022	100,000	98,875
5.75%, 6/1/2021	50,000	51,250
5.88%, 7/1/2022	50,000	50,625
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	50,000	47,938
7.75%, 10/1/2027	100,000	104,000
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (b)	100,000	95,880
Tecpetrol SA 4.88%, 12/12/2022 (b)	25,000	23,055
Transocean, Inc. 9.00%, 7/15/2023 (b)	50,000	53,815
Valero Energy Corp.:
3.40%, 9/15/2026	20,000	18,937
6.63%, 6/15/2037	50,000	59,787
Woodside Finance, Ltd. 3.65%, 3/5/2025 (b)	15,000	14,618

		3,427,872

OIL & GAS SERVICES — 0.5%
Halliburton Co. 3.80%, 11/15/2025	169,000	167,791
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	23,721
SESI LLC 7.75%, 9/15/2024	50,000	51,375
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (b)	42,500	45,263
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (b)	42,500	43,244

		331,394

PACKAGING & CONTAINERS — 0.6%
Ball Corp.:
4.38%, 12/15/2020	60,000	60,675
4.88%, 3/15/2026	85,000	84,685
5.00%, 3/15/2022	25,000	25,719
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	50,125
Packaging Corp. of America 4.50%, 11/1/2023	25,000	25,833
Sealed Air Corp. 6.50%, 12/1/2020 (b)	66,000	69,465
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,313
Sonoco Products Co. 4.38%, 11/1/2021	15,000	15,349
WestRock RKT Co. 4.90%, 3/1/2022	50,000	52,082

		409,246

PHARMACEUTICALS — 3.5%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	97,037
3.20%, 11/6/2022	15,000	14,753
3.60%, 5/14/2025	100,000	96,851
4.50%, 5/14/2035	100,000	97,327
4.70%, 5/14/2045	25,000	24,729
Allergan Finance LLC 3.25%, 10/1/2022	50,000	48,577
Allergan Funding SCS:
3.45%, 3/15/2022	65,000	63,959
3.80%, 3/15/2025	190,000	184,499
4.55%, 3/15/2035	50,000	47,308

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Cardinal Health, Inc.:
3.20%, 6/15/2022	$25,000	$24,531
4.37%, 6/15/2047	50,000	43,856
CVS Health Corp.:
2.75%, 12/1/2022	2,000	1,917
3.35%, 3/9/2021	200,000	199,780
3.88%, 7/20/2025	155,000	150,185
4.30%, 3/25/2028	100,000	98,641
5.00%, 12/1/2024	25,000	26,020
5.05%, 3/25/2048	100,000	101,770
5.13%, 7/20/2045	52,000	52,691
Express Scripts Holding Co.:
4.50%, 2/25/2026	50,000	49,638
4.80%, 7/15/2046	50,000	47,546
Mylan NV 5.25%, 6/15/2046	50,000	48,704
Mylan, Inc.:
4.55%, 4/15/2028 (b)	100,000	97,725
5.20%, 4/15/2048 (b)	100,000	96,155
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	20,000	19,686
2.40%, 9/23/2021	45,000	43,081
Valeant Pharmaceuticals International, Inc.:
5.50%, 11/1/2025 (b)	34,000	33,466
6.50%, 3/15/2022 (b)	250,000	258,750
7.00%, 3/15/2024 (a) (b)	125,000	131,062
Zoetis, Inc. 4.50%, 11/13/2025	83,000	85,888

		2,286,132

PIPELINES — 6.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	50,000	48,860
4.25%, 12/1/2027 (a)	35,000	33,526
5.20%, 12/1/2047 (a)	25,000	24,114
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	25,000	25,187
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,076
5.95%, 6/1/2026	50,000	53,618
Buckeye Partners L.P.:
2.65%, 11/15/2018	25,000	24,973
3.95%, 12/1/2026	35,000	31,756
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	195,000	202,800
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (b)	100,000	97,800
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,750
4.75%, 9/30/2021 (b)	50,000	50,687
4.95%, 4/1/2022	75,000	75,844
5.35%, 3/15/2020 (b)	25,000	25,437
El Paso Natural Gas Co. LLC 8.63%, 1/15/2022	50,000	57,475
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	25,000	24,842
4.95%, 5/15/2028	60,000	58,328
5.00%, 5/15/2044	6,000	5,315
Enbridge, Inc.:
3.50%, 6/10/2024	50,000	48,503
Series 16-A, 3 Month USD LIBOR + 3.890%, 6.00%, 1/15/2077 (a) (c)	100,000	94,000
Energy Transfer Equity L.P.:
4.25%, 3/15/2023	49,000	47,226
5.88%, 1/15/2024	50,000	51,312
7.50%, 10/15/2020	100,000	106,440
Energy Transfer Partners L.P.:
4.05%, 3/15/2025	25,000	24,155
4.15%, 10/1/2020	50,000	50,571
6.50%, 2/1/2042	50,000	51,515
6.63%, 10/15/2036	1,000	1,064
7.50%, 7/1/2038	25,000	28,533
7.60%, 2/1/2024	50,000	56,323
9.00%, 4/15/2019	95,000	99,334
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	60,000	59,415
5.45%, 6/1/2047	100,000	84,082
5.60%, 4/1/2044	12,000	10,386
Enterprise Products Operating LLC:
2.55%, 10/15/2019	2,000	1,987
3.35%, 3/15/2023	150,000	147,797
4.85%, 3/15/2044	50,000	49,774
4.90%, 5/15/2046	30,000	30,059
4.95%, 10/15/2054	13,000	12,708
EQT Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	59,904
Series 30Y, 6.50%, 7/15/2048	100,000	100,218
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	27,000	26,926
4.15%, 2/1/2024	27,000	26,870
5.00%, 3/1/2043	25,000	23,188
6.50%, 9/1/2039	50,000	53,950
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	24,923
5.00%, 2/15/2021 (b)	4,000	4,137
Series GMTN, 7.75%, 1/15/2032	77,000	94,031
Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	25,000	24,077
5.00%, 3/1/2026	50,000	52,658
6.40%, 5/1/2037	30,000	35,893
MPLX L.P. 5.50%, 2/15/2023	100,000	101,890
NGPL PipeCo LLC:
4.38%, 8/15/2022 (b)	50,000	49,625
7.77%, 12/15/2037 (b)	25,000	29,375
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	50,062
5.63%, 4/28/2027	80,000	77,304
ONEOK Partners L.P.:
3.20%, 9/15/2018	42,000	42,025
3.38%, 10/1/2022	34,000	33,539
ONEOK, Inc. 7.50%, 9/1/2023	50,000	57,124
Phillips 66 Partners L.P.:
4.90%, 10/1/2046	25,000	23,963
3.75%, 3/1/2028	50,000	46,730

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	$25,000	$24,506
3.85%, 10/15/2023	6,000	5,848
4.50%, 12/15/2026	25,000	24,472
5.15%, 6/1/2042	55,000	49,990
5.75%, 1/15/2020	55,000	56,771
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)	50,000	51,187
7.50%, 7/15/2038 (b)	50,000	59,000
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	100,000	106,205
5.63%, 3/1/2025	50,000	53,172
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	150,000	193,958
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	36,853
Sunoco Logistics Partners Operations L.P.:
5.40%, 10/1/2047	70,000	64,364
5.95%, 12/1/2025	25,000	26,632
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	50,000	50,000
5.00%, 1/15/2028 (b)	100,000	93,625
5.13%, 2/1/2025	50,000	49,375
5.25%, 5/1/2023	50,000	50,125
5.88%, 4/15/2026 (b)	100,000	100,500
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	57,351
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	44,360
Western Gas Partners L.P.:
3.95%, 6/1/2025	60,000	56,584
5.38%, 6/1/2021	50,000	51,829
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	50,000
7.88%, 9/1/2021	50,000	55,437
8.75%, 3/15/2032	50,000	64,467
Williams Partners L.P.:
4.00%, 9/15/2025	20,000	19,548
4.30%, 3/4/2024	20,000	20,072
4.90%, 1/15/2045	25,000	23,883

		4,523,098

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,074
American Homes 4 Rent L.P. 4.25%, 2/15/2028	50,000	47,883
American Tower Corp.:
3.13%, 1/15/2027	50,000	44,686
3.50%, 1/31/2023	25,000	24,592
4.40%, 2/15/2026	50,000	49,642
Boston Properties L.P.:
3.85%, 2/1/2023	50,000	50,254
5.88%, 10/15/2019	32,000	32,958
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	24,507
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	60,000	58,074
CBL & Associates L.P.:
4.60%, 10/15/2024	25,000	20,563
5.95%, 12/15/2026	40,000	33,752
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	100,000	99,094
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	25,870
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	33,002
4.88%, 4/15/2022	25,000	25,773
CubeSmart L.P. 3.13%, 9/1/2026	20,000	18,394
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	26,027
Duke Realty L.P. 3.63%, 4/15/2023	40,000	39,656
EPR Properties 5.75%, 8/15/2022	25,000	26,213
Equinix, Inc.:
5.38%, 4/1/2023	75,000	76,410
5.38%, 5/15/2027	75,000	74,813
5.75%, 1/1/2025	10,000	10,060
5.88%, 1/15/2026	65,000	65,702
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	52,002
Government Properties Income Trust 4.00%, 7/15/2022	50,000	49,409
HCP, Inc.:
3.88%, 8/15/2024	50,000	48,899
4.00%, 6/1/2025	50,000	48,930
Highwoods Realty L.P. 3.63%, 1/15/2023	25,000	24,542
Hospitality Properties Trust:
3.95%, 1/15/2028	60,000	54,819
4.95%, 2/15/2027	20,000	19,735
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	49,962
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	50,000	46,753
Iron Mountain, Inc.:
5.25%, 3/15/2028 (b)	87,000	80,149
6.00%, 8/15/2023	75,000	77,250
iStar, Inc.:
4.63%, 9/15/2020	20,000	19,700
6.00%, 4/1/2022	100,000	99,750
Kimco Realty Corp.:
3.20%, 5/1/2021	25,000	24,849
3.30%, 2/1/2025	55,000	52,108
Mack-Cali Realty L.P. 3.15%, 5/15/2023	79,000	70,113
Mid-America Apartments L.P. 3.60%, 6/1/2027	25,000	23,961
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	75,000	71,625
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	25,000	24,713
4.50%, 4/1/2027 (a)	40,000	38,114
Realty Income Corp.:
3.88%, 7/15/2024	25,000	24,765
4.65%, 3/15/2047	50,000	50,391
Regency Centers L.P. 3.75%, 6/15/2024	25,000	24,474

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Select Income REIT 4.50%, 2/1/2025	$75,000	$72,911
Senior Housing Properties Trust:
4.75%, 5/1/2024	60,000	60,060
4.75%, 2/15/2028	100,000	96,612
Starwood Property Trust, Inc. 5.00%, 12/15/2021	55,000	55,550
STORE Capital Corp. 4.50%, 3/15/2028	100,000	97,829
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	19,544
UDR, Inc. Series MTN, 2.95%, 9/1/2026	80,000	73,349
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (b)	13,000	12,545
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	9,839
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	53,000	52,448
3.25%, 8/15/2022	25,000	24,518
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	49,978
4.88%, 6/1/2026	38,000	37,933
Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	20,474
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 9/17/2024 (b)	25,000	24,699
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	18,429
Welltower, Inc.:
4.13%, 4/1/2019	57,000	57,334
4.25%, 4/1/2026	50,000	49,472
5.13%, 3/15/2043	2,000	2,077
Weyerhaeuser Co.:
3.25%, 3/15/2023	45,000	43,957
6.88%, 12/15/2033	50,000	61,070
7.38%, 10/1/2019	25,000	26,270

		2,976,910

RETAIL — 2.6%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	19,864
AutoZone, Inc. 3.13%, 4/21/2026	25,000	23,257
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	20,197
Dollar Tree, Inc. 4.20%, 5/15/2028	45,000	43,437
GameStop Corp. 5.50%, 10/1/2019 (b)	25,000	25,063
Gap, Inc. 5.95%, 4/12/2021	26,000	27,246
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	25,000
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	50,000	46,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (b)	225,000	222,120
5.25%, 6/1/2026 (b)	50,000	49,190
L Brands, Inc.:
5.25%, 2/1/2028 (a)	55,000	48,746
6.75%, 7/1/2036	60,000	52,875
6.88%, 11/1/2035	122,000	107,055
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	15,000	14,110
3.45%, 1/15/2021	20,000	19,902
3.88%, 1/15/2022	40,000	39,719
4.30%, 2/15/2043	30,000	23,343
6.38%, 3/15/2037	14,000	14,092
6.65%, 7/15/2024	20,000	21,592
McDonald’s Corp.:
Series MTN, 3.63%, 5/20/2021	10,000	10,118
Series MTN, 3.70%, 1/30/2026	50,000	49,642
Series MTN, 4.70%, 12/9/2035	125,000	130,263
Series MTN, 4.88%, 12/9/2045	25,000	26,247
Nordstrom, Inc. 4.00%, 3/15/2027	16,000	15,396
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	60,000	57,077
QVC, Inc.:
4.38%, 3/15/2023	75,000	74,107
4.45%, 2/15/2025	25,000	24,162
4.85%, 4/1/2024	50,000	49,624
5.13%, 7/2/2022	120,000	122,926
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (b)	50,000	51,820
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (a)	25,000	23,063
Tapestry, Inc. 4.13%, 7/15/2027	100,000	95,359
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	75,000	73,932
4.65%, 6/1/2046	50,000	45,951

		1,693,245

SEMICONDUCTORS — 0.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.50%, 1/15/2028	150,000	136,594
Entegris, Inc. 4.63%, 2/10/2026 (b)	25,000	23,813
KLA-Tencor Corp.:
4.65%, 11/1/2024	50,000	51,675
5.65%, 11/1/2034	25,000	27,257
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (b)	200,000	201,125
Qorvo, Inc. 7.00%, 12/1/2025	40,000	43,350
Sensata Technologies B.V. 4.88%, 10/15/2023 (b)	50,000	50,000

		533,814

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	35,000	32,893
5.00%, 11/15/2025 (b)	30,000	31,073

		63,966

SOFTWARE — 1.7%
Activision Blizzard, Inc.:
3.40%, 9/15/2026	10,000	9,496
6.13%, 9/15/2023 (b)	55,000	57,160
CA, Inc. 4.70%, 3/15/2027	50,000	50,485
CDK Global, Inc.:
5.00%, 10/15/2024	100,000	102,000
5.88%, 6/15/2026	25,000	25,437
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	14,000	13,837
4.50%, 8/15/2046	75,000	69,659
First Data Corp.:
5.00%, 1/15/2024 (b)	50,000	49,687

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.38%, 8/15/2023 (b)	$72,000	$72,418
5.75%, 1/15/2024 (b)	150,000	150,000
Fiserv, Inc.:
2.70%, 6/1/2020	17,000	16,838
3.50%, 10/1/2022	25,000	24,621
IQVIA, Inc. 4.88%, 5/15/2023 (b)	100,000	101,000
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (b)	50,000	50,625
MSCI, Inc.:
5.25%, 11/15/2024 (b)	50,000	50,625
5.38%, 5/15/2027 (b)	60,000	60,150
5.75%, 8/15/2025 (b)	100,000	103,250
Nuance Communications, Inc. 5.63%, 12/15/2026	40,000	39,150
Open Text Corp. 5.88%, 6/1/2026 (b)	73,000	74,597
PTC, Inc. 6.00%, 5/15/2024	15,000	15,600

		1,136,635

TELECOMMUNICATIONS — 7.9%
Anixter, Inc. 5.13%, 10/1/2021	100,000	101,375
AT&T, Inc.:
2.45%, 6/30/2020	95,000	93,563
3.20%, 3/1/2022	163,000	159,953
3.40%, 5/15/2025	150,000	140,661
3.90%, 3/11/2024	100,000	98,569
4.13%, 2/17/2026	100,000	97,742
4.30%, 2/15/2030 (b)	52,000	49,083
4.75%, 5/15/2046	105,000	93,794
5.15%, 3/15/2042	50,000	47,361
5.55%, 8/15/2041	50,000	49,769
5.70%, 3/1/2057	25,000	24,871
6.00%, 8/15/2040	142,000	148,062
6.38%, 3/1/2041	8,000	8,722
British Telecommunications PLC 9.63%, 12/15/2030	50,000	71,434
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	49,500
Series U, 7.65%, 3/15/2042	100,000	83,000
CommScope Technologies LLC 5.00%, 3/15/2027 (b)	100,000	94,130
CommScope, Inc.:
5.00%, 6/15/2021 (b)	5,000	5,000
5.50%, 6/15/2024 (b)	100,000	100,500
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	99,391
Embarq Corp. 8.00%, 6/1/2036	65,000	61,347
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	50,000	46,875
6.50%, 6/15/2019	50,000	51,030
Inmarsat Finance PLC 4.88%, 5/15/2022 (b)	50,000	49,375
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (b) (c)	50,000	51,880
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	47,510
5.38%, 8/15/2022	125,000	125,000
5.38%, 1/15/2024	75,000	73,297
5.63%, 2/1/2023	87,000	87,539
Millicom International Cellular SA 6.00%, 3/15/2025 (b)	25,000	25,156
Motorola Solutions, Inc.:
3.75%, 5/15/2022	6,000	5,981
4.00%, 9/1/2024	50,000	48,485
Nokia Oyj 5.38%, 5/15/2019	149,000	150,211
Orange SA 9.00%, 3/1/2031	50,000	68,613
Plantronics, Inc. 5.50%, 5/31/2023 (b)	25,000	24,937
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (b)	50,000	46,719
Qwest Corp. 7.13%, 11/15/2043	50,000	48,504
Rogers Communications, Inc. 2.90%, 11/15/2026	20,000	18,487
Sprint Communications, Inc.:
7.00%, 3/1/2020 (b)	100,000	103,750
9.00%, 11/15/2018 (b)	137,000	139,740
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	47,650
6.38%, 11/15/2033	100,000	98,500
7.20%, 7/18/2036	100,000	103,470
7.72%, 6/4/2038	50,000	53,750
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (b)	100,000	99,000
Telefonica Emisiones SAU:
5.13%, 4/27/2020	100,000	103,163
7.05%, 6/20/2036	50,000	60,102
T-Mobile USA, Inc.:
4.75%, 2/1/2028	95,000	87,761
5.38%, 4/15/2027	125,000	122,075
6.00%, 3/1/2023	56,000	57,753
6.38%, 3/1/2025	100,000	103,680
6.50%, 1/15/2024	50,000	52,250
6.50%, 1/15/2026	100,000	103,380
Verizon Communications, Inc.:
4.13%, 8/15/2046	6,000	5,147
4.27%, 1/15/2036	190,000	175,275
4.33%, 9/21/2028 (b)	416,000	412,298
4.52%, 9/15/2048	50,000	45,586
4.67%, 3/15/2055	91,000	80,820
4.86%, 8/21/2046	100,000	95,557
5.01%, 4/15/2049	88,000	85,699
5.01%, 8/21/2054	75,000	70,474
Vodafone Group PLC:
2.50%, 9/26/2022	5,000	4,783
2.95%, 2/19/2023	100,000	96,491
Wind Tre SpA 5.00%, 1/20/2026 (b)	200,000	156,760

		5,212,340

TEXTILES — 0.0% (e)
Cintas Corp. No. 2 6.15%, 8/15/2036	2,000	2,453
Mohawk Industries, Inc. 3.85%, 2/1/2023	2,000	2,019

		4,472

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 6.75%, 12/31/2025 (a) (b)	50,000	48,690

TRANSPORTATION — 0.9%
AP Moller - Maersk A/S:
2.55%, 9/22/2019 (b)	51,000	50,471
3.75%, 9/22/2024 (b)	25,000	24,334

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	$25,000	$25,836
4.80%, 9/15/2035	50,000	53,553
CSX Corp.:
2.60%, 11/1/2026	53,000	47,837
4.25%, 11/1/2066	4,000	3,458
4.40%, 3/1/2043	25,000	24,216
6.22%, 4/30/2040	25,000	30,151
FedEx Corp.:
2.63%, 8/1/2022	10,000	9,715
3.90%, 2/1/2035	25,000	23,379
4.55%, 4/1/2046	25,000	24,259
4.90%, 1/15/2034	50,000	52,660
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	19,966
Kansas City Southern:
3.13%, 6/1/2026	30,000	27,654
4.30%, 5/15/2043	6,000	5,581
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,330
3.00%, 4/1/2022	15,000	14,832
3.25%, 12/1/2021	10,000	9,979
3.94%, 11/1/2047	31,000	28,740
4.80%, 8/15/2043	39,000	40,214
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	38,631
Series MTN, 2.45%, 9/3/2019	50,000	49,682
Series MTN, 2.50%, 9/1/2022	8,000	7,635

		622,113

TRUCKING & LEASING — 0.4%
GATX Corp.:
2.50%, 7/30/2019	25,000	24,838
3.90%, 3/30/2023	25,000	25,044
4.75%, 6/15/2022	35,000	36,270
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/2022 (b)	100,000	99,000
5.50%, 2/15/2024 (b)	100,000	98,730
Penske Truck Leasing Co. L.P./PTL Finance Corp.:
2.88%, 7/17/2018 (b)	3,000	3,000
3.38%, 2/1/2022 (b)	5,000	4,928

		291,810

TOTAL CORPORATE BONDS & NOTES (Cost $66,258,915)		64,637,276

	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g)	309,360	309,360
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	948,118	948,118

TOTAL SHORT-TERM INVESTMENTS (Cost $1,257,478)		1,257,478

TOTAL INVESTMENTS — 100.0% (Cost $67,516,393)		65,894,754
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(26,125)

NET ASSETS — 100.0%		$65,868,629

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable Rate Security — Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2018.
(h)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$165,489	$—	$165,489
Aerospace & Defense	—	934,440	—	934,440
Agriculture	—	602,963	—	602,963
Airlines	—	187,549	—	187,549
Apparel	—	88,129	—	88,129
Auto Manufacturers	—	1,319,248	—	1,319,248
Auto Parts & Equipment	—	535,249	—	535,249
Banks	—	4,232,493	—	4,232,493
Beverages	—	945,303	—	945,303
Biotechnology	—	649,193	—	649,193
Building Materials	—	744,809	—	744,809
Chemicals	—	1,767,243	—	1,767,243
Commercial Services	—	1,858,905	—	1,858,905
Computers	—	1,590,754	—	1,590,754
Cosmetics/Personal Care	—	124,215	—	124,215
Diversified Financial Services	—	3,300,135	—	3,300,135
Electric	—	2,569,955	—	2,569,955
Electrical Components & Equipment	—	24,563	—	24,563
Electronics	—	527,944	—	527,944
Energy-Alternate Sources	—	50,000	—	50,000
Engineering & Construction	—	283,600	—	283,600
Entertainment	—	365,928	—	365,928
Environmental Control	—	141,329	—	141,329
Food	—	1,263,429	—	1,263,429
Food Service	—	238,975	—	238,975
Forest Products & Paper	—	236,320	—	236,320
Gas	—	395,719	—	395,719
Hand & Machine Tools	—	14,981	—	14,981
Health Care Products	—	764,126	—	764,126
Health Care Services	—	2,925,053	—	2,925,053
Home Builders	—	1,349,623	—	1,349,623
Home Furnishings	—	155,719	—	155,719
Household Products & Wares	—	175,657	—	175,657
Housewares	—	165,547	—	165,547
Insurance	—	1,275,448	—	1,275,448
Internet	—	368,519	—	368,519
Investment Company Security	—	122,600	—	122,600
Iron/Steel	—	487,486	—	487,486
Leisure Time	—	203,345	—	203,345
Lodging	—	1,116,506	—	1,116,506
Machinery, Construction & Mining	—	99,750	—	99,750
Machinery-Diversified	—	238,504	—	238,504
Media	—	4,114,812	—	4,114,812
Mining	—	1,626,067	—	1,626,067
Miscellaneous Manufacturer	—	344,989	—	344,989
Office & Business Equipment	—	382,928	—	382,928
Oil & Gas	—	3,427,872	—	3,427,872
Oil & Gas Services	—	331,394	—	331,394

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF

(formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Packaging & Containers	$—	$409,246	$—	$409,246
Pharmaceuticals	—	2,286,132	—	2,286,132
Pipelines	—	4,523,098	—	4,523,098
Real Estate Investment Trusts	—	2,976,910	—	2,976,910
Retail	—	1,693,245	—	1,693,245
Semiconductors	—	533,814	—	533,814
Shipbuilding	—	63,966	—	63,966
Software	—	1,136,635	—	1,136,635
Telecommunications	—	5,212,340	—	5,212,340
Textiles	—	4,472	—	4,472
Toys/Games/Hobbies	—	48,690	—	48,690
Transportation	—	622,113	—	622,113
Trucking & Leasing	—	291,810	—	291,810
Short-Term Investments	1,257,478	—	—	1,257,478

TOTAL INVESTMENTS	$1,257,478	$64,637,276	$—	$65,894,754

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	614,316	$614,316	$10,104,624	$10,409,580	$—	$—	309,360	$309,360	$4,582	$—
State Street Navigator Securities Lending Government Money Market Portfolio	630,630	630,630	6,377,088	6,059,600	—	—	948,118	948,118	5,661	—

TOTAL		$1,244,946	$16,481,712	$16,469,180	$—	$—		$1,257,478	$10,243	$—

See accompanying notes to financial statements.

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 8.4%
SPDR Wells Fargo Preferred Stock ETF (a)	287,000	$12,475,890

DOMESTIC FIXED INCOME — 49.9%
SPDR Blackstone/GSO Senior Loan ETF (a) (b)	795,056	37,343,780
SPDR Bloomberg Barclays Convertible Securities ETF (a) (b)	696,541	36,930,604

		74,274,384

INTERNATIONAL FIXED INCOME — 41.6%
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (a) (b)	789,976	24,718,349
SPDR FTSE International Government Inflation-Protected Bond ETF (a) (b)	684,874	37,147,566

		61,865,915

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $150,612,752)		148,616,189

SHORT-TERM INVESTMENTS — 11.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	78,812	78,812
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	17,313,325	17,313,325

TOTAL SHORT-TERM INVESTMENTS (Cost $17,392,137)		17,392,137

TOTAL INVESTMENTS — 111.6% (Cost $168,004,889)		166,008,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(17,318,701)

NET ASSETS — 100.0%		$148,689,625

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$12,475,890	$—	$—	$12,475,890
Domestic Fixed Income	74,274,384	—	—	74,274,384
International Fixed Income	61,865,915	—	—	61,865,915
Short-Term Investments	17,392,137	—	—	17,392,137

TOTAL INVESTMENTS	$166,008,326	$—	$—	$166,008,326

See accompanying notes to financial statements.

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Blackstone/GSO Senior Loan ETF	—	$—	$41,276,769	$3,741,156	$(3,345)	$(188,488)	795,056	$37,343,780	$—	$—
SPDR Bloomberg Barclays Convertible Securities ETF	303,757	15,072,422	33,373,912	13,511,711	743,756	1,252,225	696,541	36,930,604	1,182,946	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	46,184,369	42,738,177	(3,446,192)	—	—	—	1,023,954	—
SPDR Bloomberg Barclays High Yield Bond ETF	381,354	14,186,369	24,812,919	37,716,606	(1,116,955)	(165,727)	—	—	840,386	—
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	399,632	13,751,337	4,862,462	18,699,414	214,388	(128,773)	—	—	104,308	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	41,293,063	15,929,843	(261,548)	(383,323)	789,976	24,718,349	—	—
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	43,710,602	41,381,144	(2,329,458)	—	—	—	80,468	—
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	44,211,198	3,710,908	(153,246)	(3,199,478)	684,874	37,147,566	402,801	—
SPDR Portfolio Long Term Corporate Bond ETF	—	—	40,488,500	38,584,570	(1,903,930)	—	—	—	113,333	—
SPDR Wells Fargo Preferred Stock ETF	316,560	14,235,703	32,053,758	32,884,884	(803,234)	(125,453)	287,000	12,475,890	725,412	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,192	254,192	2,256,995	2,432,375	—	—	78,812	78,812	1,322	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	360,364,415	343,051,090	—	—	17,313,325	17,313,325	81,793	—

TOTAL		$57,500,023	$714,888,962	$594,381,878	$(9,059,764)	$(2,939,017)		$166,008,326	$4,556,723	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS — 96.6%
ARGENTINA — 1.5%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	109,295,000	$3,362,933
16.00%, 10/17/2023	ARS	38,110,000	1,171,243
18.20%, 10/3/2021	ARS	105,197,000	3,117,597

			7,651,773

BRAZIL — 12.5%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2019	BRL	11,150,000	2,694,684
Series LTN, Zero Coupon, 10/1/2019	BRL	23,060,000	5,443,530
Series LTN, Zero Coupon, 1/1/2020	BRL	24,000,000	5,535,913
Series LTN, Zero Coupon, 4/1/2020	BRL	21,350,000	4,803,539
Series LTN, Zero Coupon, 7/1/2020	BRL	51,775,000	11,371,054
Series LTN, Zero Coupon, 7/1/2021	BRL	29,650,000	5,835,565
Series LTN, Zero Coupon, 1/1/2022	BRL	21,960,000	4,065,420
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	20,110,000	5,308,802
Series NTNF, 10.00%, 1/1/2023	BRL	34,530,000	8,767,698
Series NTNF, 10.00%, 1/1/2025	BRL	21,400,000	5,232,727
Series NTNF, 10.00%, 1/1/2027	BRL	20,075,000	4,760,635
Series NTNF, 10.00%, 1/1/2029	BRL	4,000,000	928,732
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	83,738
10.25%, 1/10/2028	BRL	1,000,000	266,652
12.50%, 1/5/2022	BRL	350,000	100,860

			65,199,549

CHILE — 1.5%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	1,505,000,000	2,360,675
4.50%, 3/1/2021	CLP	600,000,000	941,170
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	345,000,000	540,339
4.50%, 6/1/2020	CLP	510,000,000	799,287
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	495,494
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	509,967
6.00%, 3/1/2023	CLP	215,000,000	357,191
Chile Government International Bond 5.50%, 8/5/2020	CLP	1,210,000,000	1,927,150

			7,931,273

COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	520,784
7.75%, 4/14/2021	COP	400,000,000	143,113
9.85%, 6/28/2027	COP	115,000,000	49,277
Colombian TES:
Series B, 5.00%, 11/21/2018	COP	3,020,000,000	1,031,413
Series B, 6.00%, 4/28/2028	COP	14,840,000,000	4,846,088
Series B, 6.25%, 11/26/2025	COP	2,330,000,000	781,195
Series B, 7.00%, 9/11/2019	COP	10,660,000,000	3,715,896
Series B, 7.00%, 5/4/2022	COP	3,109,000,000	1,102,850
Series B, 7.00%, 6/30/2032	COP	5,764,000,000	1,947,726
Series B, 7.50%, 8/26/2026	COP	20,062,000,000	7,235,569
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	730,175
Series B, 11.00%, 7/24/2020	COP	910,000,000	343,734

			22,447,820

CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
Series 101, Zero Coupon, 2/10/2020	CZK	40,790,000	1,804,930
Series 100, 0.25%, 2/10/2027	CZK	12,900,000	496,739
Series 97, 0.45%, 10/25/2023	CZK	28,040,000	1,183,555
Series 94, 0.95%, 5/15/2030	CZK	40,020,000	1,523,985
Series 95, 1.00%, 6/26/2026	CZK	26,230,000	1,085,966
Series 76, 1.50%, 10/29/2019	CZK	4,480,000	202,512
Series 15Y, 2.00%, 10/13/2033	CZK	4,000,000	165,966
Series 89, 2.40%, 9/17/2025	CZK	87,130,000	4,037,862
Series 78, 2.50%, 8/25/2028	CZK	12,550,000	578,619
Series 46, 3.75%, 9/12/2020	CZK	91,690,000	4,352,144
Series 61, 3.85%, 9/29/2021	CZK	25,030,000	1,216,581
Series 49, 4.20%, 12/4/2036	CZK	13,130,000	714,670

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series 52, 4.70%, 9/12/2022	CZK	21,350,000	$1,083,037
Series 53, 4.85%, 11/26/2057	CZK	7,300,000	445,322

			18,891,888

HUNGARY — 3.2%
Hungary Government Bond:
Series 20/C, 1.00%, 9/23/2020	HUF	218,000,000	766,384
Series 22/B, 1.75%, 10/26/2022	HUF	348,300,000	1,207,066
Series 21/B, 2.50%, 10/27/2021	HUF	216,000,000	777,997
Series 26/D, 2.75%, 12/22/2026	HUF	180,000,000	605,787
Series 24/B, 3.00%, 6/26/2024	HUF	250,480,000	896,840
Series 27/A, 3.00%, 10/27/2027	HUF	325,700,000	1,100,381
Series 20/B, 3.50%, 6/24/2020	HUF	992,630,000	3,670,767
Series 25/B, 5.50%, 6/24/2025	HUF	1,101,890,000	4,521,133
Series 28/A, 6.75%, 10/22/2028	HUF	70,000,000	313,157
Series 22/A, 7.00%, 6/24/2022	HUF	378,910,000	1,587,781
Series 20/A, 7.50%, 11/12/2020	HUF	327,720,000	1,322,868

			16,770,161

INDONESIA — 6.9%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	45,055,000,000	2,900,435
Series FR64, 6.13%, 5/15/2028	IDR	34,200,000,000	2,118,109
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	92,059
Series FR65, 6.63%, 5/15/2033	IDR	56,470,000,000	3,418,543
Series FR61, 7.00%, 5/15/2022	IDR	10,858,000,000	742,178
Series FR59, 7.00%, 5/15/2027	IDR	54,710,000,000	3,583,066
Series FR76, 7.38%, 5/15/2048	IDR	3,700,000,000	244,127
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,720,604
Series FR75, 7.50%, 5/15/2038	IDR	19,910,000,000	1,295,609
Series FR53, 8.25%, 7/15/2021	IDR	47,450,000,000	3,365,870
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	257,683
Series FR72, 8.25%, 5/15/2036	IDR	29,290,000,000	2,018,414
Series FR70, 8.38%, 3/15/2024	IDR	35,100,000,000	2,502,069
Series FR56, 8.38%, 9/15/2026	IDR	50,895,000,000	3,613,794
Series FR68, 8.38%, 3/15/2034	IDR	2,830,000,000	196,994
Series FR73, 8.75%, 5/15/2031	IDR	24,050,000,000	1,749,620
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	498,124
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	445,290
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	76,588
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	97,697
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	27,685
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	3,000,000,000	208,174
Series PBS, 6.50%, 5/15/2021	IDR	25,400,000,000	1,731,107
Series SR09, 6.90%, 3/10/2020	IDR	5,000,000,000	347,534
Series PBS, 8.25%, 9/15/2020	IDR	5,000,000,000	359,484
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	294,962
Series PBS, 8.88%, 11/15/2031	IDR	27,500,000,000	2,134,247

			36,040,066

ISRAEL — 4.0%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	3,300,000	898,365
Series 0421, 1.00%, 4/30/2021	ILS	6,640,000	1,829,306
Series 1122, 1.25%, 11/30/2022	ILS	2,420,000	662,869
Series 0825, 1.75%, 8/31/2025	ILS	10,530,000	2,880,577
Series 0327, 2.00%, 3/31/2027	ILS	5,850,000	1,599,638
Series 0519, 2.25%, 5/31/2019	ILS	3,735,000	1,039,345
Series 0324, 3.75%, 3/31/2024	ILS	7,000,000	2,158,090
Series 0347, 3.75%, 3/31/2047	ILS	2,550,000	766,377
Series 0323, 4.25%, 3/31/2023	ILS	2,450,000	763,907
Series 0122, 5.50%, 1/31/2022	ILS	15,855,000	5,034,271
Series 0142, 5.50%, 1/31/2042	ILS	8,085,000	3,154,655

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series 1026, 6.25%, 10/30/2026	ILS	195,000	$71,256

			20,858,656

MALAYSIA — 8.1%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,800,000	443,318
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	451,051
Series 0612, 3.49%, 3/31/2020	MYR	3,600,000	890,337
Series 0307, 3.50%, 5/31/2027	MYR	600,000	139,114
Series 0416, 3.62%, 11/30/2021	MYR	4,650,000	1,150,373
Series 0414, 3.65%, 10/31/2019	MYR	2,280,000	565,313
Series 0315, 3.66%, 10/15/2020	MYR	2,085,000	516,967
Series 0513, 3.73%, 6/15/2028	MYR	240,000	57,057
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,185,212
Series 0116, 3.80%, 8/17/2023	MYR	5,131,000	1,258,194
Series 0413, 3.84%, 4/15/2033	MYR	9,860,000	2,205,569
Series 0117, 3.88%, 3/10/2022	MYR	4,680,000	1,160,831
Series 0613, 3.89%, 7/31/2020	MYR	1,400,000	348,895
Series 0212, 3.89%, 3/15/2027	MYR	600,000	143,141
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	499,799
Series 0417, 3.90%, 11/16/2027	MYR	17,567,000	4,194,566
Series 0115, 3.96%, 9/15/2025	MYR	4,430,000	1,075,715
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	604,926
Series 0217, 4.06%, 9/30/2024	MYR	5,645,000	1,389,974
Series 0412, 4.13%, 4/15/2032	MYR	800,000	185,750
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	1,228,443
Series 0114, 4.18%, 7/15/2024	MYR	3,512,000	871,388
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	856,441
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	376,855
Series 0902, 4.38%, 11/29/2019	MYR	4,730,000	1,184,872
Series 0216, 4.74%, 3/15/2046	MYR	2,175,000	519,943
Series 0317, 4.76%, 4/7/2037	MYR	2,985,000	731,347
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	43,527
Series 0713, 4.94%, 9/30/2043	MYR	300,000	74,626
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	8,740,000	2,145,957
Series 0312, 3.70%, 9/30/2019	MYR	1,700,000	421,513
Series 0613, 3.72%, 3/23/2021	MYR	4,000,000	988,487
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	370,241
Series 0215, 3.80%, 8/27/2020	MYR	6,300,000	1,564,169
Series 0317, 3.95%, 4/14/2022	MYR	5,590,000	1,385,576
Series 0217, 4.05%, 8/15/2024	MYR	5,700,000	1,400,542
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,071,288
Series 0118, 4.13%, 8/15/2025	MYR	2,750,000	678,321
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	1,002,873
Series 0117, 4.26%, 7/26/2027	MYR	2,520,000	615,966
Series 0310, 4.28%, 6/15/2020	MYR	1,925,000	481,130
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	599,757
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	577,455
Series 0609, 4.49%, 4/30/2020	MYR	1,000,000	251,129
Series 0513, 4.58%, 8/30/2033	MYR	5,800,000	1,403,408
Series 0617, 4.72%, 6/15/2033	MYR	6,780,000	1,674,965
Series 0517, 4.76%, 8/4/2037	MYR	900,000	215,855
Series 0615, 4.79%, 10/31/2035	MYR	810,000	192,919
Series 0417, 4.90%, 5/8/2047	MYR	3,500,000	861,616

			42,256,711

MEXICO — 7.8%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	51,325,000	2,510,507
Series M, 5.75%, 3/5/2026	MXN	34,640,000	1,573,606
Series M, 6.50%, 6/10/2021	MXN	93,360,000	4,598,238

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series M, 6.50%, 6/9/2022	MXN	103,970,000	$5,073,839
Series M, 7.25%, 12/9/2021	MXN	10,600,000	531,625
Series M 20, 7.50%, 6/3/2027	MXN	52,880,000	2,674,057
Series M, 7.75%, 5/29/2031	MXN	30,820,000	1,583,355
Series M, 7.75%, 11/23/2034	MXN	12,460,000	639,756
Series M, 7.75%, 11/13/2042	MXN	62,480,000	3,202,618
Series M, 8.00%, 6/11/2020	MXN	88,910,000	4,546,789
Series M, 8.00%, 12/7/2023	MXN	45,330,000	2,339,243
Series M, 8.00%, 11/7/2047	MXN	28,500,000	1,500,909
Series M 20, 8.50%, 5/31/2029	MXN	35,915,000	1,948,856
Series M 30, 8.50%, 11/18/2038	MXN	35,650,000	1,969,717
Series M 20, 10.00%, 12/5/2024	MXN	81,640,000	4,664,247
Series M 30, 10.00%, 11/20/2036	MXN	19,090,000	1,196,947

			40,554,309

PERU — 2.8%
Bonos de Tesoreria 6.15%, 8/12/2032 (a)	PEN	3,230,000	1,009,546
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	5,735,000	1,801,731
Series REGS, 5.70%, 8/12/2024	PEN	3,659,000	1,159,326
Series REGS, 6.35%, 8/12/2028	PEN	6,965,000	2,222,727
Series REGS, 6.71%, 2/12/2055	PEN	475,000	147,876
Series REGS, 6.85%, 2/12/2042	PEN	6,165,000	1,985,017
Series REGS, 6.90%, 8/12/2037	PEN	2,125,000	698,585
Series REGS, 6.95%, 8/12/2031	PEN	4,012,000	1,341,390
Series REGS, 7.84%, 8/12/2020	PEN	75,000	25,240
Series REGS, 8.20%, 8/12/2026	PEN	10,685,000	3,886,769

			14,278,207

PHILIPPINES — 4.1%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	700,461
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,392,390
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	59,061
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	337,450
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	239,971
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,105,359
Series 1059, 4.13%, 8/20/2024	PHP	1,700,000	28,609
Series R3-8, 4.25%, 4/11/2020	PHP	49,600,000	919,454
Series 3-23, 4.25%, 1/25/2021	PHP	3,650,000	67,112
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,175,880
Series R511, 4.63%, 12/4/2022	PHP	163,250,000	2,932,871
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	925,780
Series 1061, 4.75%, 5/4/2027	PHP	200,450,000	3,282,708
Series 7-51, 5.00%, 8/18/2018	PHP	5,400,000	101,288
Series 2021, 5.25%, 5/18/2037	PHP	28,800,000	439,714
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	151,299
Series R251, 6.13%, 10/24/2037	PHP	6,500,000	110,669
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	90,550
Series 2017, 8.00%, 7/19/2031	PHP	186,037,338	3,893,536
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	276,794
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	546,316
6.25%, 1/14/2036	PHP	20,000,000	398,370

			21,175,642

POLAND — 4.2%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,900,000	748,247
Series 0421, 2.00%, 4/25/2021	PLN	1,480,000	396,332
Series 0422, 2.25%, 4/25/2022	PLN	6,142,000	1,641,826
Series 0123, 2.50%, 1/25/2023	PLN	9,955,000	2,670,390
Series 0726, 2.50%, 7/25/2026	PLN	7,040,000	1,797,819
Series 0428, 2.75%, 4/25/2028	PLN	13,900,000	3,573,432
Series 0725, 3.25%, 7/25/2025	PLN	9,950,000	2,703,332

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series 1020, 5.25%, 10/25/2020	PLN	5,550,000	$1,600,538
Series 1019, 5.50%, 10/25/2019	PLN	11,405,000	3,205,750
Series 1021, 5.75%, 10/25/2021	PLN	8,400,000	2,510,386
Series 0922, 5.75%, 9/23/2022	PLN	2,815,000	855,293

			21,703,345

ROMANIA — 2.4%
Romania Government Bond:
Series 4Y, 2.25%, 2/26/2020	RON	5,000	1,218
Series 3Y, 2.30%, 10/26/2020	RON	5,260,000	1,255,979
Series 5Y, 3.25%, 3/22/2021	RON	2,340,000	568,685
Series 7Y, 3.25%, 4/29/2024	RON	2,780,000	635,007
Series 5Y, 3.40%, 3/8/2022	RON	11,660,000	2,789,304
Series 7Y, 3.50%, 12/19/2022	RON	3,465,000	821,281
Series 3Y, 4.00%, 10/27/2021	RON	885,000	217,446
Series 5Y, 4.25%, 6/28/2023	RON	1,950,000	472,571
Series 10Y, 4.75%, 2/24/2025	RON	4,775,000	1,176,584
Series 7Y, 5.75%, 4/29/2020	RON	4,840,000	1,247,841
Series 15YR, 5.80%, 7/26/2027	RON	5,470,000	1,423,523
Series 10Y, 5.85%, 4/26/2023	RON	270,000	70,422
Series 10YR, 5.95%, 6/11/2021	RON	6,680,000	1,737,161

			12,417,022

RUSSIA — 4.6%
Russian Federal Bond — OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	87,305,000	1,378,445
Series 6210, 6.80%, 12/11/2019	RUB	83,700,000	1,334,421
Series 5083, 7.00%, 12/15/2021	RUB	60,400,000	956,555
Series 6212, 7.05%, 1/19/2028	RUB	110,865,000	1,708,013
Series 6222, 7.10%, 10/16/2024	RUB	264,215,000	4,137,939
Series 6220, 7.40%, 12/7/2022	RUB	296,155,000	4,734,324
Series 6217, 7.50%, 8/18/2021	RUB	8,600,000	138,668
Series 6205, 7.60%, 4/14/2021	RUB	34,700,000	561,033
Series 6221, 7.70%, 3/23/2033	RUB	132,630,000	2,123,709
Series 6219, 7.75%, 9/16/2026	RUB	276,820,000	4,468,368
Series 6207, 8.15%, 2/3/2027	RUB	95,700,000	1,585,016
Series 6218, 8.50%, 9/17/2031	RUB	35,960,000	613,079

			23,739,570

SOUTH AFRICA — 4.4%
South Africa Government Bond:
Series R214, 6.50%, 2/28/2041	ZAR	17,330,000	901,772
Series R213, 7.00%, 2/28/2031	ZAR	37,185,000	2,250,747
Series R207, 7.25%, 1/15/2020	ZAR	31,940,000	2,321,934
Series 2023, 7.75%, 2/28/2023	ZAR	600,000	42,982
Series 2030, 8.00%, 1/31/2030	ZAR	64,845,000	4,317,890
Series 2032, 8.25%, 3/31/2032	ZAR	21,990,000	1,460,754
Series 2037, 8.50%, 1/31/2037	ZAR	15,355,000	1,015,204
Series 2044, 8.75%, 1/31/2044	ZAR	68,885,000	4,592,203
Series 2048, 8.75%, 2/28/2048	ZAR	11,180,000	742,356
Series 2035, 8.88%, 2/28/2035	ZAR	3,710,000	255,922
Series 2040, 9.00%, 1/31/2040	ZAR	56,140,000	3,848,547
Series R186, 10.50%, 12/21/2026	ZAR	15,530,000	1,241,027

			22,991,338

SOUTH KOREA — 12.5%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	7,168,000,000	6,366,908
Series 2109, 1.38%, 9/10/2021	KRW	2,547,800,000	2,229,317
Series 1906, 1.50%, 6/10/2019	KRW	205,000,000	183,332
Series 2612, 1.50%, 12/10/2026	KRW	5,804,000,000	4,792,932
Series 3609, 1.50%, 9/10/2036	KRW	3,913,000,000	2,972,844
Series 2006, 1.75%, 6/10/2020	KRW	4,393,000,000	3,920,397
Series 2203, 1.88%, 3/10/2022	KRW	4,403,000,000	3,896,645
Series 2606, 1.88%, 6/10/2026	KRW	2,609,000,000	2,233,061
Series 2003, 2.00%, 3/10/2020	KRW	6,462,000,000	5,797,646
Series 2009, 2.00%, 9/10/2020	KRW	2,410,000,000	2,158,878

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount		Value
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	$4,111,030
Series 4603, 2.00%, 3/10/2046	KRW	970,000,000	773,948
Series 2706, 2.13%, 6/10/2027	KRW	4,572,000,000	3,959,500
Series 4703, 2.13%, 3/10/2047	KRW	5,662,000,000	4,641,804
Series 2506, 2.25%, 6/10/2025	KRW	1,230,000,000	1,087,330
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	440,888
Series 3709, 2.25%, 9/10/2037	KRW	2,680,000,000	2,287,818
Series 2303, 2.38%, 3/10/2023	KRW	208,000,000	186,762
Series 2712, 2.38%, 12/10/2027	KRW	4,400,000,000	3,886,355
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	606,627
Series 4803, 2.63%, 3/10/2048	KRW	630,000,000	573,669
Series 1909, 2.75%, 9/10/2019	KRW	800,000,000	724,713
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,377,498
Series 2409, 3.00%, 9/10/2024	KRW	100,000,000	92,427
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	256,697
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	375,257
Series 2403, 3.50%, 3/10/2024	KRW	1,240,000,000	1,174,056
Series 2206, 3.75%, 6/10/2022	KRW	100,000,000	94,583
Series 3312, 3.75%, 12/10/2033	KRW	410,000,000	423,488
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	411,514
Series 2106, 4.25%, 6/10/2021	KRW	1,727,000,000	1,641,188
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	132,677

			64,811,789

THAILAND — 4.4%
Thailand Government Bond:
1.88%, 6/17/2022	THB	37,350,000	1,122,180
2.00%, 12/17/2022	THB	26,830,000	807,481
2.13%, 12/17/2026	THB	62,540,000	1,819,065
2.55%, 6/26/2020	THB	76,030,000	2,332,902
2.88%, 6/17/2046	THB	17,085,000	449,225
3.40%, 6/17/2036	THB	36,960,000	1,135,927
3.58%, 12/17/2027	THB	4,650,000	149,470
3.60%, 6/17/2067	THB	24,000,000	716,938
3.63%, 6/16/2023	THB	42,330,000	1,366,989
3.65%, 12/17/2021	THB	10,090,000	322,200
3.65%, 6/20/2031	THB	41,725,000	1,336,987
3.78%, 6/25/2032	THB	61,740,000	2,001,340
3.80%, 6/14/2041	THB	9,750,000	311,420
3.85%, 12/12/2025	THB	115,240,000	3,799,967
3.85%, 12/12/2025	THB	7,750,000	255,551
3.88%, 6/13/2019	THB	18,750,000	578,108
4.00%, 6/17/2066	THB	40,280,000	1,318,368
4.68%, 6/29/2044	THB	16,500,000	593,424
4.85%, 6/17/2061	THB	43,195,000	1,663,893
4.88%, 6/22/2029	THB	17,815,000	641,651
5.67%, 3/13/2028	THB	10,000,000	376,438

			23,099,524

TURKEY — 3.8%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	175,000	26,606
7.40%, 2/5/2020	TRY	4,000,000	747,402
8.00%, 3/12/2025	TRY	6,690,000	979,872
8.50%, 7/10/2019	TRY	5,510,000	1,095,698
8.50%, 9/14/2022	TRY	900,000	148,324
9.00%, 7/24/2024	TRY	100,000	15,891
9.20%, 9/22/2021	TRY	13,445,000	2,350,791
9.40%, 7/8/2020	TRY	7,420,000	1,390,481
10.40%, 3/20/2024	TRY	850,000	144,722
10.50%, 1/15/2020	TRY	120,000	23,627
10.50%, 8/11/2027	TRY	8,730,000	1,410,155
10.60%, 2/11/2026	TRY	11,190,000	1,856,369
10.70%, 2/17/2021	TRY	4,420,000	822,985
10.70%, 8/17/2022	TRY	7,390,000	1,316,301
11.00%, 3/2/2022	TRY	20,560,000	3,758,622
11.00%, 2/24/2027	TRY	7,140,000	1,187,610
12.20%, 1/18/2023	TRY	10,470,000	1,964,325
13.00%, 11/13/2019	TRY	2,460,000	502,611

			19,742,392

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $547,575,854)			502,561,035

	Shares

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $2,933,969)	2,933,969	$2,933,969

TOTAL INVESTMENTS — 97.2% (Cost $550,509,823)		505,495,004
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		14,438,351

NET ASSETS — 100.0%		$519,933,355

(a)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

At June 30, 2018, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	820,947	COP	2,375,000,000	07/06/2018	$(12,333)
Standard Chartered Bank	BRL	7,955,000	USD	2,111,508	07/06/2018	44,637
Standard Chartered Bank	COP	2,375,000,000	USD	826,087	07/06/2018	17,473
Standard Chartered Bank	USD	18,338,727	IDR	255,000,000,000	07/06/2018	(515,640)
Standard Chartered Bank	COP	7,915,000,000	USD	2,757,840	07/06/2018	63,027
Standard Chartered Bank	IDR	255,000,000,000	USD	18,286,124	07/06/2018	463,037
Standard Chartered Bank	USD	2,755,440	COP	7,915,000,000	07/06/2018	(60,627)
Standard Chartered Bank	USD	4,809,770	IDR	66,870,230,000	07/06/2018	(135,911)
Standard Chartered Bank	IDR	16,368,000,000	USD	1,167,475	07/06/2018	23,443
Standard Chartered Bank	IDR	50,502,230,000	USD	3,602,670	07/06/2018	72,844
Standard Chartered Bank	PHP	117,000,000	USD	2,197,389	07/06/2018	5,264
Standard Chartered Bank	IDR	26,051,825,000	USD	1,851,982	07/06/2018	31,103
Standard Chartered Bank	USD	2,189,986	PHP	117,000,000	07/06/2018	2,140
Standard Chartered Bank	RUB	66,000,000	USD	1,046,622	07/06/2018	(5,646)
Standard Chartered Bank	KRW	3,000,000,000	USD	2,765,359	07/06/2018	71,601
Standard Chartered Bank	USD	1,056,000	RUB	66,000,000	07/06/2018	(3,732)
Standard Chartered Bank	USD	2,773,540	KRW	3,000,000,000	07/06/2018	(79,782)
Standard Chartered Bank	IDR	25,424,900,000	USD	1,787,968	07/06/2018	10,908
Standard Chartered Bank	USD	3,621,551	IDR	51,476,725,000	07/06/2018	(23,613)
UBS AG London	USD	2,009,121	PLN	7,264,800	07/06/2018	(68,626)
UBS AG London	USD	1,221,495	MXN	25,000,000	07/06/2018	49,807
UBS AG London	MXN	25,000,000	USD	1,271,178	07/06/2018	(123)
UBS AG London	PLN	7,264,800	USD	1,940,315	07/06/2018	(180)
UBS AG London	USD	455,420	MXN	9,000,000	08/06/2018	123
UBS AG London	USD	1,540,429	PLN	5,764,800	08/06/2018	99

Total						$(50,707)

During the period ended June 30, 2018, average notional value related to foreign currency exchange contracts was $9,772,168 or 2% of net assets.

ARS — Argentina Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesia Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peru Nuevo Sol

PHP — Philippines Peso

PLN — Polish Zloty

RON — Romania New Leu

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish New Lira

ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Argentina	$—	$7,651,773	$—	$7,651,773
Brazil	—	65,199,549	—	65,199,549
Chile	—	7,931,273	—	7,931,273
Colombia	—	22,447,820	—	22,447,820
Czech Republic	—	18,891,888	—	18,891,888
Hungary	—	16,770,161	—	16,770,161
Indonesia	—	36,040,066	—	36,040,066
Israel	—	20,858,656	—	20,858,656
Malaysia	—	42,256,711	—	42,256,711
Mexico	—	40,554,309	—	40,554,309
Peru	—	14,278,207	—	14,278,207
Philippines	—	21,175,642	—	21,175,642
Poland	—	21,703,345	—	21,703,345
Romania	—	12,417,022	—	12,417,022
Russia	—	23,739,570	—	23,739,570
South Africa	—	22,991,338	—	22,991,338
South Korea	—	64,811,789	—	64,811,789
Thailand	—	23,099,524	—	23,099,524
Turkey	—	19,742,392	—	19,742,392
Short-Term Investment	2,933,969	—	—	2,933,969

TOTAL INVESTMENTS	$2,933,969	$502,561,035	$—	$505,495,004

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	855,506	—	855,506

TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$855,506	$—	$855,506

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,933,969	$503,416,541	$—	$506,350,510

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(906,213)	—	(906,213)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(906,213)	$—	$(906,213)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,191	$156,191	$297,588,052	$294,810,274	$—	$—	2,933,969	$2,933,969	$41,907	$—

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2018

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 1.5%
Alabama Industrial Development Authority 6.45%, 12/1/2023 (a)	$285,000	$284,977
Jefferson, AL, Revene:
5.00%, 9/15/2031	250,000	285,967
5.00%, 9/15/2032	250,000	285,762
5.00%, 9/15/2034	250,000	283,520
5.00%, 9/15/2035	250,000	282,913
Jefferson, AL, Subordinate Lien Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (b)	240,000	265,294
Series D, 6.00%, 10/1/2042	1,210,000	1,393,944
Series D, 6.50%, 10/1/2053	2,400,000	2,821,608
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	100,000	101,333
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (c) (d)	300,000	237,687
Shelby County Board of Education Revenue 4.50%, 2/1/2041	235,000	242,144
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,596,624

		8,081,773

ALASKA — 0.4%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2023	590,000	656,050
5.00%, 1/1/2030	150,000	163,367
5.00%, 1/1/2031	200,000	217,178
Northern, AK, Tobacco Securitization Corp., Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,025
Series A, 5.00%, 6/1/2046	645,000	644,994
Series B, Zero Coupon, 6/1/2046	500,000	55,845

		2,237,459

ARIZONA — 2.2%
Arizona Industrial Development Authority Revenue:
5.25%, 7/1/2022 (c)	300,000	297,564
Series A, 5.25%, 7/1/2047 (c)	240,000	240,365
Series A, 5.38%, 7/1/2050 (c)	500,000	521,935
Series B, 5.00%, 3/1/2037 (c)	75,000	75,709
Series B, 5.00%, 3/1/2042 (c)	70,000	70,200
Series D, 5.00%, 7/1/2051 (c)	185,000	188,761
Series G, 5.00%, 7/1/2047 (c)	100,000	102,771
Glendale Industrial Development Authority Revenue 5.25%, 11/15/2046	1,360,000	1,387,594
Maricopa County Industrial Development Authority, Revenue 5.00%, 7/1/2036	225,000	237,116
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	260,996
4.00%, 10/1/2041	30,000	30,061
4.00%, 10/1/2047	185,000	184,042
5.00%, 7/1/2022	250,000	263,675
5.00%, 7/1/2035 (c)	1,325,000	1,367,585
6.00%, 7/1/2032	250,000	279,467
Series A, 4.00%, 7/1/2022 (c)	750,000	734,550
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (c)	1,000,000	1,002,510
5.25%, 7/1/2036	315,000	284,508
5.70%, 7/1/2035	75,000	69,496
6.00%, 7/1/2048	1,070,000	984,924
6.75%, 2/1/2050 (c)	310,000	303,248
Series A, 7.38%, 7/1/2049	100,000	96,974
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	995,000	1,117,166
Salt Verde Financial Corp., Revenue:
5.00%, 12/1/2032	115,000	134,818
5.00%, 12/1/2037	320,000	388,218
5.25%, 12/1/2027	185,000	215,277
5.25%, 12/1/2028	105,000	122,914
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	500,000	500,020
Yuma, AZ, Industrial Development Authority Revenue Series A, 5.00%, 8/1/2024	100,000	113,230

		11,575,694

ARKANSAS — 0.5%
Arkansas, State Development Finance Authority Revenue Series A, 5.00%, 2/1/2035	305,000	332,789
Baxter, AR, Hospital Revenue:
Series A, 5.00%, 9/1/2023	500,000	551,490
Series A, 5.00%, 9/1/2024	360,000	400,640
Pulaski County Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	502,202
5.50%, 7/1/2043	830,000	817,807

		2,604,928

CALIFORNIA — 12.8%
Alachua County, FL, Health Facilities Authority Revenue Series B, 3.00%, 10/1/2034 (b)	175,000	161,994
Anaheim Public Financing Authority Series A1, 4.38%, 3/1/2037 (b)	110,000	110,143
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	494,680
Series A, 5.25%, 3/1/2036	750,000	815,940
Brentwood Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	151,603
Burbank-Glendale-Pasadena Airport Authority Revenue Series B, 5.00%, 7/1/2023	735,000	832,579

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.25%, 6/1/2046	$105,000	$104,993
5.45%, 6/1/2028	1,000,000	1,011,000
Series A, 5.25%, 6/1/2045	175,000	175,431
California Municipal Finance Authority Revenue Series A, 5.50%, 6/1/2048 (c)	105,000	107,598
California, Golden State Tobacco Securitization Corp., Revenue:
Series A, 5.00%, 6/1/2045	320,000	358,189
Series A-1, 5.00%, 6/1/2033	3,205,000	3,205,641
Series A-1, 5.00%, 6/1/2047	1,000,000	1,026,730
Series A-1, 5.13%, 6/1/2047	1,330,000	1,330,013
Series A-2, 5.30%, 6/1/2037	2,100,000	2,195,886
Series B, Zero Coupon, 6/1/2047	3,590,000	623,080
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2027	100,000	107,079
Series A, 4.00%, 3/1/2039	375,000	383,689
Series G, 5.50%, 7/1/2025	100,000	100,331
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	350,000	411,939
California, Municipal Finance Authority Revenue:
5.00%, 10/1/2037	400,000	453,100
5.00%, 7/1/2046 (c)	500,000	512,580
5.25%, 1/1/2045	1,000,000	994,330
Series A, 5.00%, 7/1/2029	100,000	113,972
Series A, 5.00%, 11/1/2030	150,000	165,327
Series A, 5.00%, 7/1/2034	280,000	313,774
Series A, 5.25%, 11/1/2041	500,000	549,815
Series B, 5.88%, 8/15/2049	490,000	532,174
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	369,015
5.00%, 11/21/2045 (c)	500,000	530,605
7.00%, 7/1/2022 (c)	250,000	259,083
8.00%, 7/1/2039 (c)	1,000,000	1,083,950
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (c)	250,000	254,125
Series A, 5.00%, 8/1/2045 (c)	500,000	536,275
Series A, 5.00%, 7/1/2047 (c)	250,000	257,298
Series A, 5.13%, 7/1/2044	60,000	65,333
Series A, 6.00%, 10/1/2049	200,000	213,466
California, State Public Works Board, Lease Revenue:
2.50%, 10/1/2029	200,000	183,582
Series I-1, 6.63%, 11/1/2034	55,000	55,121
California, Statewide Communities Development Authority Revenue:
5.00%, 5/15/2033	115,000	129,633
5.25%, 12/1/2029	1,000,000	1,099,090
5.25%, 12/1/2044	375,000	403,680
7.00%, 7/1/2046	160,000	174,126
Series A, 3.50%, 11/1/2027 (c)	285,000	284,541
Series A, 4.13%, 3/1/2034	285,000	297,845
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,089,140
Series A, 5.00%, 12/1/2036 (c)	905,000	972,812
Series A, 5.00%, 12/1/2041 (c)	1,285,000	1,369,566
Series A, 5.00%, 12/1/2046 (c)	500,000	531,165
Series A, 5.25%, 11/1/2044 (c)	300,000	318,525
Series A, 5.75%, 7/1/2030	805,000	791,597
Series A, 6.00%, 10/1/2047	1,000,000	1,081,750
California, Statewide Financing Authority Revenue Zero Coupon, 6/1/2055	7,500,000	349,725
Capistrano, CA, Unified School District, Special Tax Revenue Series 2005-1, 4.00%, 9/1/2028	125,000	130,374
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	107,037
Corona-Norco, CA, Unified School District, Special Tax Revenue:
Series 2005-1, 4.00%, 9/1/2019	400,000	410,620
Series 2005-1, 4.00%, 9/1/2020	420,000	437,401
Dublin Community Facilities District Improvement Area No 1, Special Tax Revenue 5.00%, 9/1/2037	175,000	194,689
Elk Grove Finance Authority, Special Tax Revenue:
4.00%, 9/1/2020	750,000	782,850
5.00%, 9/1/2046	800,000	875,592
5.00%, 9/1/2048	510,000	557,063
Folsom Ranch Financing Authority, Special Tax Revenue 5.00%, 9/1/2032	1,100,000	1,220,131
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (b)	255,000	279,324
Series A, 5.75%, 1/15/2046	775,000	879,950
Series B1, 3.95%, 1/15/2053 (a)	1,130,000	1,132,542
Series C, 6.25%, 1/15/2033	500,000	583,110
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	750,000	752,010
Independent Cities Finance Authority Revenue 4.40%, 10/15/2032	100,000	103,991
Inland Empire Tobacco Securitization Authority Revenue:
Series A, 4.63%, 6/1/2021	775,000	775,209
Series B, 5.75%, 6/1/2026	545,000	566,898
Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	1,000,000	1,008,980
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,100,230
Lake Tahoe Unified School District Revenue 6.38%, 8/1/2045 (b)	140,000	99,499
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	116,516
Series A, 5.50%, 11/15/2037	270,000	349,048

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (b)	$220,000	$267,142
Los Angeles, CA, Municipal Improvement Corp. Series B, 5.00%, 11/1/2027	300,000	360,306
Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	267,655
Menifee Union School District Special Tax Revenue 5.00%, 9/1/2048	500,000	548,740
Menifee, CA, Union School District Public Financing Authority, Special Tax Revenue:
Series A, 4.00%, 9/1/2020	750,000	785,460
Series A, 4.00%, 9/1/2022	250,000	269,655
M-S-R Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	460,000	655,666
Series B, 6.50%, 11/1/2039	570,000	812,455
Series B, 7.00%, 11/1/2034	325,000	462,010
Orange County Community Facilities District, Special Tax Revenue:
Series A, 5.00%, 8/15/2042	500,000	558,445
Series A, 5.00%, 8/15/2046	550,000	601,733
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,088,190
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	403,696
Poway, Unified School District Public Financing Authority, Special Tax Series A, 5.00%, 9/1/2027	250,000	291,458
Rancho Cordova, CA, Community Facilities District, Special Tax Revenue:
4.00%, 9/1/2019	425,000	435,191
4.00%, 9/1/2021	675,000	712,948
4.00%, 9/1/2022	380,000	405,798
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	423,230
Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	125,000	130,748
Romoland School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	494,333
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	223,376
5.00%, 2/15/2026	155,000	176,190
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	272,088
5.00%, 9/1/2047 (c)	1,000,000	1,064,960
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (b)	310,000	370,670
Sacramento, CA, Special Tax Revenue:
5.00%, 9/1/2032 (c)	300,000	320,667
5.00%, 9/1/2040	990,000	1,085,743
5.00%, 9/1/2045	100,000	109,375
5.00%, 9/1/2046	830,000	904,758
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	815,863
8.00%, 12/1/2026	500,000	580,290
San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	195,000	215,327
5.00%, 9/1/2032	195,000	214,414
San Diego County Regional Airport Authority Revenue Series B, 5.00%, 7/1/2042	190,000	215,118
San Joaquin Hills Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	543,155
Series B, 5.25%, 1/15/2049	400,000	435,444
Saugus/Hart School Facilities Financing Authority, Special Tax Revenue:
4.00%, 9/1/2019	430,000	439,215
4.00%, 9/1/2020	350,000	362,765
4.00%, 9/1/2021	415,000	434,571
4.00%, 9/1/2022	385,000	406,429
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	295,000	351,398
Sulphur Springs Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	82,250
Temecula Public Financing Authority, Special Tax 6.25%, 9/1/2047 (c)	100,000	101,521
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	130,373
Series A-1, 5.00%, 6/1/2037	1,105,000	1,107,762
Series A-1, 5.13%, 6/1/2046	1,070,000	1,072,333
Series A-1, 5.50%, 6/1/2045	745,000	745,983
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	487,500
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	268,309
Tustin Community Facilities District, Special Tax Revenue:
Series A, 5.00%, 9/1/2030	635,000	698,646
Series A, 5.00%, 9/1/2037	105,000	114,478
West Sacramento Financing Authority, Special Tax:
5.00%, 9/1/2025	550,000	611,369
Series A, 5.00%, 9/1/2026	275,000	310,926
Western Hills Water District Revenue 5.30%, 9/1/2031	275,000	271,395

		68,027,242

COLORADO — 3.5%
Belleview Station Metropolitan District No. 2, General Obligation 4.50%, 12/1/2029	1,295,000	1,308,610
Colorado International Center Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	529,785

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Colorado, Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (c)	$1,195,000	$1,158,803
4.13%, 11/15/2044	225,000	227,063
5.00%, 10/1/2032	405,000	446,828
Series A, 4.00%, 3/1/2037	250,000	261,928
Colorado, Health Facilities Authority Revenue:
5.00%, 6/1/2026	100,000	112,331
5.00%, 6/1/2037	200,000	221,982
5.50%, 6/1/2033	425,000	470,917
5.63%, 6/1/2043	650,000	717,048
Series A, 4.50%, 9/1/2038	580,000	580,673
Series A, 4.75%, 9/1/2040	45,000	45,005
Series A, 5.30%, 7/1/2037	500,000	500,015
Series B, 4.00%, 12/1/2026	505,000	524,862
Series B, 5.00%, 5/15/2048	1,070,000	1,113,966
Colorado, High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	826,170
Commerce, CO, Revenue 4.25%, 8/1/2040 (b)	860,000	894,538
Denver, CO, City & County Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,435,419
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	457,744
Series A, 5.50%, 11/15/2030	270,000	308,540
Series B, 4.00%, 11/15/2043	380,000	395,116
Denver, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	40,000	42,588
Series A, 5.25%, 12/1/2045	370,000	397,128
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	118,409
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (b)	475,000	203,196
Foothills Metropolitan District, Special Assessment 6.00%, 12/1/2038	1,000,000	1,025,560
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	987,170
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,041,960
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,020,880
Public Authority for Colorado Energy Revenue 6.50%, 11/15/2038	230,000	319,916
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	315,015
Southglenn Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	731,272
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	142,723

		18,883,160

CONNECTICUT — 1.5%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	289,893
Connecticut, State General Obligation:
5.00%, 11/15/2025	100,000	111,203
Series A, 5.00%, 10/15/2026	285,000	301,031
Series B, 5.00%, 4/15/2029	400,000	426,328
Series B, 5.00%, 4/15/2032	130,000	137,842
Series D, 5.00%, 11/1/2023	130,000	139,966
Connecticut, State Health & Educational Facilities Authority Revenue:
3.25%, 9/1/2021 (c)	240,000	240,060
Series A, 5.00%, 9/1/2046 (c)	110,000	114,478
Series A, 5.00%, 9/1/2053 (c)	500,000	517,925
Series B, 4.00%, 7/1/2034	100,000	101,768
Series F, 3.50%, 7/1/2026	5,000	5,007
Series I, 5.00%, 7/1/2030	255,000	268,143
Series J, 5.00%, 7/1/2034	260,000	279,235
Series L, 4.00%, 7/1/2034	250,000	257,852
Series L, 4.13%, 7/1/2041	500,000	517,355
Series M, 5.00%, 7/1/2020	175,000	185,462
Series M, 5.00%, 11/1/2027	325,000	351,185
Series P1, 5.00%, 11/1/2028	105,000	120,871
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	357,078
Series A, 5.00%, 9/1/2025	205,000	229,612
Series A, 5.00%, 9/1/2029	235,000	259,442
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,067,760
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	107,678
Series A, 5.00%, 4/1/2031	220,000	235,690
Series B, 4.00%, 4/1/2021	100,000	104,385
Series B, 5.00%, 4/1/2025	470,000	512,347
University of Connecticut, Revenue:
Series A, 5.00%, 8/15/2025	190,000	210,748
Series A, 5.00%, 2/15/2026	385,000	432,605
Series A, 5.00%, 8/15/2026	220,000	243,360
Series A, 5.00%, 8/15/2027	100,000	110,517

		8,236,826

DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	744,664

DISTRICT OF COLUMBIA — 0.5%
District of Columbia 5.00%, 4/1/2033	500,000	573,905
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	159,142
Series A, 5.00%, 7/1/2052	100,000	103,890

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
District of Columbia, Howard University Revenue:
6.25%, 10/1/2032	$465,000	$495,895
Series A, 6.25%, 10/1/2023	120,000	130,096
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	400,000	423,892
Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	590,000	668,033
Series A, Zero Coupon, 6/15/2046	1,000,000	171,770

		2,726,623

FLORIDA — 6.2%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	51,536
6.25%, 11/15/2044	400,000	423,376
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	920,000	944,472
Bay, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	221,749
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	180,518
4.70%, 5/1/2036	100,000	101,915
Broward, FL, Airport System Revenue Series Q-1, 4.00%, 10/1/2042	140,000	143,790
Capital Trust Agency, Inc., Revenue:
5.00%, 7/1/2037 (c)	1,000,000	1,032,910
5.63%, 8/1/2037 (c)	115,000	117,744
5.88%, 8/1/2052 (c)	610,000	626,147
6.10%, 8/15/2038 (c)	215,000	216,273
Series A, 5.13%, 6/15/2037 (c)	450,000	431,298
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	250,000	260,422
Collier County Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c)	400,000	440,848
Series A, 8.25%, 5/15/2049 (c)	100,000	110,822
Corkscrew Farms Community Development District, Special Assessment 5.00%, 11/1/2038 (c)	280,000	279,580
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	730,000	751,754
Florida Development Finance Corp., Educational Facilities Revenue:
5.63%, 1/1/2047 (a) (c)	2,035,000	2,094,463
Series A, 4.00%, 7/15/2026 (c)	190,000	184,026
Series A, 6.00%, 6/15/2035 (c)	505,000	531,922
Series A, 6.00%, 6/15/2044 (c)	575,000	531,725
Series A, 6.13%, 6/15/2043 (c)	500,000	520,285
Series A, 6.13%, 6/15/2044	555,000	577,444
Series A, 6.50%, 7/1/2044	925,000	942,880
Series A, 7.50%, 6/15/2033	500,000	549,100
Series A, 7.63%, 6/15/2041	220,000	241,142
Florida Higher Educational Facilities Financial Authority Revenue:
5.00%, 4/1/2032	100,000	106,664
Series A1, 4.50%, 6/1/2033 (c)	160,000	164,115
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	369,281
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	566,522
Series B, 5.75%, 11/1/2029	155,000	155,569
Series B, 6.00%, 11/1/2029	450,000	460,296
Hacienda Lakes Community Development District, Special Assesment 3.38%, 5/1/2021	290,000	288,408
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	124,788
Heights Community Development District, Special Assesment 5.00%, 1/1/2038	300,000	307,086
Isles Bartram Park Community Development District, Special Assessment 5.00%, 11/1/2035	100,000	103,085
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	419,843
Lakeland, FL, Revenue 5.00%, 11/15/2045	250,000	273,765
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	508,320
5.75%, 11/1/2042	500,000	520,120
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	365,000	369,552
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	500,680
Lee, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	111,872
Martin County Industrial Development Authority Revenue 4.20%, 12/15/2025 (c)	1,000,000	1,017,040
Miami Health Facilities Authority Revenue 5.13%, 7/1/2046	170,000	186,890
Miami World Center Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,047,900
Miami-Dade County, Industrial Development Authority Revenue:
5.25%, 7/1/2027 (c)	350,000	345,072
5.25%, 9/15/2044	250,000	261,957
Miami-Dade, FL, Water & Sewer System Revenue Series B, 3.00%, 10/1/2034	500,000	473,375
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	732,377
Series B, 5.00%, 5/1/2037	925,000	974,746

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Northern Palm Beach County Improvement District, Special Assessment:
4.65%, 8/1/2025	$145,000	$152,434
5.13%, 8/1/2022	565,000	587,640
5.35%, 8/1/2035	360,000	386,568
Orange County, FL, Health Facilities Authority Revenue Series A, 5.00%, 10/1/2036	260,000	290,074
Palm Beach County, FL, Health Facilities Authority Revenue Series C, 4.00%, 5/15/2035	405,000	408,378
Pinellas County, FL, Educational Facilities Authority Revenue:
6.00%, 10/1/2041	100,000	106,901
6.50%, 10/1/2031	220,000	240,343
Pompano Beach, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,185,014
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	508,910
School Board of Miami-Dade County Series C, 3.25%, 2/1/2032	100,000	100,047
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	801,532
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	190,000	199,340
5.13%, 11/1/2034	250,000	269,957
Tallahassee, FL, Revenue:
Series A, 5.00%, 12/1/2036	90,000	98,191
Series A, 5.00%, 12/1/2041	225,000	244,105
Series A, 5.00%, 12/1/2055	440,000	470,294
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (d)	10,000	9,697
Series 2015-1, 6.61%, 5/1/2040	290,000	230,968
Series 2015-2 , 6.61%, 5/1/2040	180,000	117,949
Series 2015-3 , 6.61%, 5/1/2040 (d) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (d) (e)	120,000	—
Series A3, 6.61%, 5/1/2040	195,000	186,285
Series A4, 6.61%, 5/1/2040	85,000	68,166
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	2,000,000	2,029,640
West Villages Improvement District, Special Assesment 5.00%, 5/1/2032	635,000	665,423
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	712,532

		32,967,852

GEORGIA — 0.8%
Albany-Dougherty County Hospital Authority 4.00%, 12/1/2042	100,000	101,412
Atlanta, Development Authority Revenue:
Series A1, 6.75%, 1/1/2035	500,000	484,090
Series A1, 7.00%, 1/1/2040	500,000	490,750
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	135,000	143,729
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	258,032
Gainesville & Hall County Hospital Authority Revenue Series A, 5.00%, 2/15/2036	350,000	390,680
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	257,928
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	500,000	528,600
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	145,000	154,773
Series A, 5.50%, 7/1/2060	170,000	185,749
Roanoke Economic Development Authority Revenue 4.00%, 1/1/2038 (c)	1,000,000	1,011,040

		4,006,783

GUAM — 0.5%
Guam Power Authority:
Series A, 5.00%, 10/1/2021 (b)	330,000	358,123
Series A, 5.00%, 10/1/2024 (b)	250,000	272,698
Series A, 5.00%, 10/1/2034 (b)	140,000	153,248
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2022	250,000	274,017
5.25%, 7/1/2022	525,000	580,403
Series A, 5.00%, 7/1/2029	315,000	343,479
Territory of Guam Revenue:
Series A, 5.00%, 12/1/2021	250,000	270,395
Series A, 6.50%, 11/1/2040	155,000	171,160
Series B1, 5.00%, 1/1/2042	300,000	313,173

		2,736,696

HAWAII — 0.3%
State of Hawaii Department of Budget & Finance Revenue:
4.00%, 3/1/2037	1,000,000	1,011,650
6.00%, 7/1/2028 (c)	355,000	355,486

		1,367,136

IDAHO — 0.1%
Idaho Housing & Finance Association Revenue 5.00%, 6/1/2035	100,000	107,861
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	670,000	590,826
5.00%, 9/1/2027	100,000	109,819

		808,506

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
ILLINOIS — 10.7%
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2024 (b)	$125,000	$95,639
Series A, Zero Coupon, 12/1/2025 (b)	165,000	120,117
Series A, Zero Coupon, 12/1/2031 (b)	225,000	120,830
Series A, 5.00%, 12/1/2041	1,410,000	1,414,752
Series A, 5.00%, 12/1/2042	880,000	879,965
Series A, 5.50%, 12/1/2039	650,000	662,694
Series A, 7.00%, 12/1/2026	1,100,000	1,301,278
Series A, 7.00%, 12/1/2044	2,955,000	3,440,300
Series A, 7.00%, 12/1/2046 (c)	1,950,000	2,333,818
Series B, 5.00%, 12/1/2033	200,000	201,644
Series C, 5.00%, 12/1/2021	100,000	100,471
Series C, 5.00%, 12/1/2028	50,000	50,107
Series C, 5.00%, 12/1/2029	330,000	330,653
Series C, 5.25%, 12/1/2023	625,000	627,962
Series C, 5.25%, 12/1/2024	505,000	507,121
Series C, 5.25%, 12/1/2026	2,180,000	2,187,477
Series C, 5.25%, 12/1/2035	380,000	387,433
Series E, 5.13%, 12/1/2032	410,000	418,622
Series F, 5.00%, 12/1/2031	300,000	301,812
Chicago Board of Education, Special Tax:
6.00%, 4/1/2046	350,000	409,507
6.10%, 4/1/2036	25,000	29,629
Chicago Midway International Airport Revenue Series A, 5.50%, 1/1/2030	200,000	222,298
Chicago O’Hare International Airport Revenue:
Series A, 5.00%, 1/1/2019	345,000	350,617
Series B, 5.00%, 1/1/2029	315,000	353,506
Series B, 5.00%, 1/1/2038	150,000	166,914
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (b)	325,000	321,237
Series A, 4.00%, 1/1/2023	175,000	176,517
Series A, 5.00%, 1/1/2020	500,000	514,950
Series A, 5.00%, 12/1/2021	515,000	535,600
Series A, 5.00%, 1/1/2023	335,000	342,745
Series A, 5.00%, 1/1/2026	345,000	365,003
Series A, 5.00%, 1/1/2040	550,000	558,101
Series C, 4.00%, 1/1/2020	390,000	395,713
Series C, 5.00%, 1/1/2024	65,000	69,366
Series C, 5.00%, 1/1/2029	475,000	501,405
Series C, 5.00%, 1/1/2035	470,000	487,230
Series C, 5.00%, 1/1/2038	275,000	284,017
Series D, 5.00%, 1/1/2034	345,000	346,335
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	264,495
5.00%, 1/1/2029	100,000	104,889
City of Chicago IL Waterworks Revenue:
4.00%, 11/1/2037	145,000	145,280
5.00%, 11/1/2021	295,000	320,367
Cook County, IL, Revenue 6.75%, 10/15/2040 (a)	1,000,000	1,060,250
Cook County,IL, Community College District No. 508, General Obligation:
5.00%, 12/1/2021	265,000	281,790
5.13%, 12/1/2038	185,000	192,021
5.25%, 12/1/2025	240,000	257,597
5.25%, 12/1/2043	205,000	213,501
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	277,980
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	945,000	923,945
4.00%, 12/1/2040	250,000	246,713
4.13%, 12/1/2030	250,000	249,630
4.25%, 5/15/2043	460,000	464,062
5.00%, 5/15/2043	625,000	655,831
5.00%, 12/1/2046	100,000	108,628
5.50%, 8/15/2030	535,000	536,605
5.50%, 4/1/2032	500,000	484,955
5.75%, 5/15/2046	1,000,000	1,051,090
7.13%, 2/1/2034	1,000,000	1,013,440
Series A, 3.00%, 10/1/2037	240,000	209,633
Series A, 4.25%, 5/15/2041	185,000	185,910
Series A, 4.63%, 9/1/2039	280,000	286,538
Series A, 5.00%, 11/15/2026	290,000	327,456
Series A, 5.00%, 2/15/2047	685,000	740,122
Series A, 5.25%, 5/15/2047	150,000	158,075
Series A, 5.75%, 12/1/2035 (c)	385,000	393,354
Series A, 6.00%, 7/1/2043	200,000	222,148
Series C, 5.00%, 2/15/2025	150,000	173,130
Series C, 5.00%, 2/15/2029	365,000	424,269
Illinois, State Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (b)	415,000	312,151
5.00%, 6/15/2023	40,000	42,165
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2026 (b)	125,000	88,198
Zero Coupon, 6/15/2036 (b)	2,500,000	1,084,000
Series A, Zero Coupon, 6/15/2021 (b)	150,000	135,918
Series A, 5.50%, 6/15/2029 (b)	215,000	240,677
Series A, 5.50%, 6/15/2053	850,000	912,169
Series B, Zero Coupon, 12/15/2050	300,000	58,164
Series B, 4.25%, 6/15/2042	2,955,000	2,830,594
Series B, 5.00%, 12/15/2026	100,000	105,298
Series B, 5.00%, 12/15/2028	290,000	304,712
Series B, 5.00%, 12/15/2040	100,000	105,070
Series B, 5.00%, 6/15/2052	250,000	257,113
Series B2, 5.00%, 6/15/2050	1,100,000	1,119,173
Series B2, 5.25%, 6/15/2050	1,335,000	1,364,463
Northeastern Illinois University 4.10%, 10/1/2041	245,000	194,165
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	915,000	874,136
Southern Illinois University Series A, 4.00%, 4/1/2028	325,000	324,993
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	175,000	196,432
State Clair, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	567,248

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
State of Illinois, General Obligation:
4.00%, 6/1/2032	$300,000	$285,201
5.00%, 1/1/2019	225,000	227,891
5.00%, 1/1/2021	1,355,000	1,408,401
5.00%, 5/1/2023	230,000	243,409
5.00%, 5/1/2028	700,000	730,478
5.00%, 2/1/2029	175,000	184,991
5.00%, 3/1/2031	100,000	102,547
5.00%, 5/1/2035	140,000	144,269
5.00%, 5/1/2036	125,000	128,746
5.00%, 3/1/2037	250,000	254,838
5.00%, 2/1/2039	445,000	457,175
5.00%, 5/1/2039	380,000	390,800
5.25%, 2/1/2028	300,000	302,196
5.25%, 7/1/2028	500,000	525,270
5.25%, 7/1/2029	100,000	105,008
5.25%, 2/1/2033	125,000	130,640
5.50%, 7/1/2024	310,000	333,622
5.50%, 7/1/2033	200,000	210,868
Series A, 4.00%, 1/1/2029	430,000	416,369
Series A, 4.00%, 1/1/2030	395,000	380,863
Series A, 4.00%, 4/1/2032 (b)	160,000	162,901
Series A, 4.63%, 5/1/2037	610,000	616,936
Series A, 5.00%, 4/1/2027 (b)	100,000	107,860
Series D, 5.00%, 11/1/2027	3,090,000	3,293,724
University of Illinois Revenue Series C-REF, 3.63%, 4/1/2027	125,000	126,044
Village of Bridgeview, IL, General Obligation Series A, 5.50%, 12/1/2043	115,000	113,291
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028	190,000	116,810
Series B, Zero Coupon, 1/1/2033	340,000	152,789

		56,657,865

INDIANA — 1.2%
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042	500,000	524,990
Series A, 7.13%, 11/15/2047	500,000	524,795
Indiana Finance Authority Revenue:
5.00%, 10/1/2026	285,000	329,047
Series A, 5.25%, 11/15/2046	170,000	184,975
Indiana, State Bond Bank, Special Program Gas Revenue Series A, 5.25%, 10/15/2021	390,000	427,335
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,038,275
6.00%, 12/1/2026	550,000	564,311
Indiana, State Finance Authority, Hospital Revenue:
5.50%, 8/15/2040	300,000	312,375
5.50%, 8/15/2045	100,000	104,042
Indianapolis Local Public Improvement Bond Bank Revenue Series I, 5.00%, 1/1/2023	260,000	289,461
Knox, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2027	145,000	152,720
Series A, 5.00%, 4/1/2042	310,000	321,098
Terre Haute, IN, Revenue Series A, 7.25%, 12/1/2028	1,000,000	994,870
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	877,005

		6,645,299

IOWA — 1.0%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	950,000	976,895
5.00%, 5/15/2041	165,000	179,048
5.25%, 12/1/2025	420,000	448,883
5.88%, 12/1/2027 (c)	820,000	871,513
Series A, 5.25%, 12/1/2050 (a)	1,295,000	1,359,465
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,560,831

		5,396,635

KANSAS — 0.4%
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (b)	600,000	600,882
Overland Park, KS, Revenue 6.00%, 12/15/2032	200,000	171,744
Wichita, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	928,808
Series IV-A, 6.25%, 5/15/2034	500,000	500,840

		2,202,274

KENTUCKY — 1.0%
Ashland, KY, Medical Center Revenue Series A, 4.00%, 2/1/2036	625,000	629,456
Kentucky Municipal Power Agency Revenue Series A, 5.00%, 9/1/2026 (b)	60,000	68,259
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	230,000	241,500
5.25%, 6/1/2050	100,000	107,105
6.25%, 11/15/2046	220,000	219,978
6.38%, 11/15/2051	1,320,000	1,326,230
Series A, 4.00%, 7/1/2029	350,000	352,989
Series A, 4.25%, 7/1/2035	200,000	200,362
Series A, 5.00%, 7/1/2026	95,000	104,240
Kentucky, State Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	136,513
Louisville/Jefferson County Metropolitan Government Revenue:
Series A, 5.00%, 12/1/2020	250,000	265,012
Series A, 5.75%, 10/1/2042	105,000	118,747
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,140,615

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Oldham County School District Finance Corp., Revenue 3.13%, 3/1/2030	$170,000	$168,273
Taylor County School District Finance Corp., Revenue 3.00%, 2/1/2027	100,000	100,474

		5,179,753

LOUISIANA — 1.0%
City of Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	277,212
Series A, 5.00%, 12/1/2036 (b)	260,000	295,726
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,118,054
Louisiana Public Facilities Authority Revenue:
Zero Coupon, 10/1/2024	120,000	101,872
4.00%, 5/15/2041	5,000	5,540
5.25%, 10/1/2033	250,000	223,445
Series A, 5.00%, 11/1/2041	325,000	352,973
Series A, 5.00%, 11/1/2045	420,000	455,024
Louisiana, State Environmental Facilities & Community Development Authority Revenue:
5.00%, 10/1/2037	300,000	334,644
Series A-2, 6.50%, 11/1/2035	600,000	658,068
New Orleans, LA, Aviation Board Revenue:
Series B, 5.00%, 1/1/2024	240,000	269,446
Series B, 5.00%, 1/1/2028	250,000	286,037
Series B, 5.00%, 1/1/2029	150,000	170,781
Series B, 5.00%, 1/1/2036	125,000	139,160
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	290,000	318,919
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	266,965

		5,273,866

MAINE — 0.6%
Finance Authority of Maine Revenue 5.38%, 12/15/2033 (c)	100,000	103,974
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2025	120,000	128,750
5.00%, 7/1/2033	545,000	570,958
5.00%, 7/1/2043	200,000	207,598
6.75%, 7/1/2036	500,000	541,670
7.50%, 7/1/2032	500,000	556,540
Series A, 4.00%, 7/1/2041	100,000	92,074
Series A, 4.00%, 7/1/2046	275,000	249,978
Series A, 5.00%, 7/1/2046	35,000	36,691
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	524,958

		3,013,191

MARYLAND — 1.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue 5.25%, 7/1/2044	310,000	313,984
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	250,000	274,638
Series A, 4.50%, 9/1/2033	1,325,000	1,377,404
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	335,216
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	436,942
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	113,309
5.00%, 3/31/2030	145,000	163,657
5.00%, 3/31/2051	100,000	108,786
5.75%, 9/1/2025	525,000	547,013
Maryland Economic Development Corp., Tax Alloacation 4.38%, 7/1/2036	225,000	230,699
Maryland Health & Higher Educational Facilities Authority Revenue:
3.50%, 7/1/2026	100,000	99,862
5.00%, 7/1/2024	100,000	112,651
5.00%, 7/1/2026	150,000	174,074
5.00%, 7/1/2027	170,000	190,507
5.00%, 10/1/2042	310,000	328,051
5.00%, 7/1/2045	90,000	96,179
Series A, 5.00%, 7/1/2038	100,000	109,070
Series A, 5.00%, 8/15/2041	235,000	257,600
Rockville, MD, Health Facilities Authority Revenue Series B, 5.00%, 11/1/2042	400,000	433,840

		5,703,482

MASSACHUSETTS — 1.1%
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	100,979
5.00%, 4/15/2040	200,000	212,256
5.00%, 7/1/2044	500,000	550,150
5.00%, 1/1/2045	300,000	322,692
5.00%, 10/1/2057 (c)	920,000	977,298
5.13%, 7/1/2040	100,000	104,025
5.25%, 7/1/2023	500,000	554,370
5.25%, 11/15/2041	105,000	115,533
Series B, 4.88%, 11/1/2042 (c)	500,000	500,145
Series D, 4.00%, 7/1/2045	350,000	346,010
Series F, 5.63%, 7/15/2036	120,000	129,946
Series G, 5.00%, 7/1/2044	210,000	222,346
Series H, 5.00%, 1/1/2042	225,000	256,747
Series I, 5.00%, 7/1/2038	250,000	276,872
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	275,134
Massachusetts, Educational Financing Authority Revenue Series J, 5.63%, 7/1/2029	255,000	271,697
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (b)	690,000	697,038

		5,913,238

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
MICHIGAN — 1.9%
Detroit Community High School Revenue:
5.65%, 11/1/2025	$775,000	$534,890
5.75%, 11/1/2035	500,000	303,345
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	270,000	290,409
Series B, 5.50%, 7/1/2029 (b)	155,000	180,319
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	129,068
Global Preparatory Academy Revenue 5.00%, 11/1/2026	800,000	738,216
Grand Rapids Economic Development Corp., Revenue 5.00%, 11/1/2047	1,000,000	1,046,220
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	460,000	390,227
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (a)	1,805,000	1,807,906
Michigan, State Finance Authority Revenue:
4.00%, 11/15/2046	300,000	302,541
5.25%, 2/1/2032	300,000	333,435
Series D-2, 5.00%, 7/1/2034	400,000	437,720
Michigan, State Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	1,430,000	1,437,350
Series A, 6.88%, 6/1/2042	1,000,000	1,001,960
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,038,720
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (b)	350,000	354,715

		10,327,041

MINNESOTA — 1.5%
Baytown Township, MN, Lease Revenue:
3.00%, 8/1/2019	200,000	200,272
3.00%, 8/1/2020	215,000	214,697
3.00%, 8/1/2021	210,000	208,654
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	189,591
Brooklyn, MN, Revenue:
Series A, 4.75%, 7/1/2025	80,000	80,902
Series A, 5.50%, 7/1/2035	150,000	153,581
Cloud, MN, Revenue:
Series A, 4.00%, 5/1/2037	355,000	370,758
Series A, 5.00%, 4/1/2046	150,000	90,144
Independence, MN, Revenue Series A, 4.25%, 7/1/2026	1,000,000	958,070
International Falls, MN, Revenue 5.65%, 12/1/2022	130,000	129,990
Maple Grove, MN, Revenue:
5.00%, 9/1/2027	230,000	257,549
5.00%, 5/1/2028	150,000	172,606
Minneapolis, MN, Revenue 5.00%, 12/1/2047 (c)	300,000	282,399
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,012,960
Rochester, MN, Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,101,287
St. Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	403,104
Series A, 4.63%, 3/1/2043	235,000	222,256
Series A, 5.75%, 7/1/2047 (c)	1,000,000	930,910
State Paul Port Authority Revenue 4.50%, 10/1/2037 (c)	255,000	241,454
Woodbury Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	237,996
5.25%, 12/1/2049	340,000	355,786

		7,814,966

MISSISSIPPI — 0.2%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	235,000	260,260
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022 (a)	210,000	238,108
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	320,058
Mississippi Development Bank, Revenue 3.50%, 9/1/2034 (b)	155,000	151,249
Mississippi, State Revenue 5.00%, 10/15/2027	175,000	199,829

		1,169,504

MISSOURI — 1.1%
Boone, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	76,661
Grandview Industrial Development Authority, Tax Allocation Series A, 5.00%, 5/1/2042 (c)	735,000	723,901
Jennings, MO, Revenue 5.00%, 11/1/2023	335,000	299,909
Kansas City Industrial Development Authority Revenue 6.00%, 11/15/2051 (c)	850,000	823,752
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	210,000	210,567
6.00%, 5/1/2042	435,000	436,596
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	281,333
5.25%, 2/1/2026	205,000	217,245
Series A, 5.00%, 2/1/2036	650,000	706,719
Putnam, MO, General Obligation 5.00%, 9/1/2032	335,000	237,334
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	230,000	231,716
St Louis Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,029,880

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
State Louis County Industrial Development Authority Revenue:
5.00%, 12/1/2025	$295,000	$313,794
5.00%, 9/1/2042	100,000	104,613
State Louis, MO, Airport Revenue 5.50%, 7/1/2031 (b)	120,000	151,642

		5,845,662

MONTANA — 0.1%
Cascade County Elementary School District No 1 Great Falls , General Obligation 4.00%, 7/1/2034	300,000	318,870
Kalispell, MT, Revenue Series A, 5.25%, 5/15/2047	100,000	104,683

		423,553

NEBRASKA — 0.1%
Central Plains Energy Project Revenue Series A, 5.25%, 12/1/2021	325,000	356,834

NEVADA — 0.6%
Carmel, NV, Revenue 5.00%, 9/1/2047	250,000	274,230
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	460,000	488,212
Las Vegas, Redevelopment Agency, Tax Allocation 3.38%, 6/15/2036	125,000	114,309
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (b)	160,000	160,050
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (c)	1,000,000	1,000,850
State of Nevada Department of Business & Industry Revenue:
5.88%, 12/15/2027 (c)	250,000	266,422
6.25%, 12/15/2037 (c)	280,000	304,337
Series A, 4.50%, 12/15/2029 (c)	170,000	173,230
Washoe, NV, Revenue:
5.00%, 2/1/2043	110,000	111,859
Series B, 3.00%, 3/1/2036 (a)	255,000	260,388

		3,153,887

NEW HAMPSHIRE — 0.3%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (a) (c)	320,000	321,878
New Hampshire Health and Education Facilities Authority Revenue:
3.50%, 8/1/2041	200,000	189,944
5.00%, 7/1/2042	485,000	514,129
Series A, 6.13%, 7/1/2052 (c)	350,000	371,732

		1,397,683

NEW JERSEY — 4.9%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	520,000	520,005
Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	215,064
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	536,630
Garden State Preservation Trust Revenue Series A, 4.00%, 11/1/2018	200,000	201,564
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	852,323
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	570,000	586,906
5.00%, 3/1/2024	100,000	107,958
5.00%, 6/15/2024	100,000	107,512
5.00%, 3/1/2026	815,000	866,761
5.00%, 6/15/2030	500,000	546,340
5.00%, 9/1/2036	300,000	321,777
5.13%, 1/1/2034	1,000,000	1,088,930
5.25%, 9/15/2029	50,000	54,292
5.25%, 1/1/2044	750,000	779,700
5.50%, 9/1/2021	700,000	749,413
5.50%, 9/1/2032	150,000	168,300
5.75%, 9/15/2027	1,000,000	1,100,660
7.10%, 11/1/2031 (e)	1,000,000	—
4.25%, 6/15/2026	550,000	565,323
5.00%, 6/15/2021	350,000	372,369
Series A, 5.00%, 7/1/2029	165,000	177,080
Series A, 5.00%, 6/1/2036	390,000	401,798
Series A, 5.00%, 6/15/2037	220,000	227,878
Series A, 5.13%, 6/15/2043	100,000	103,738
Series B, Zero Coupon, 7/1/2027	160,000	114,955
Series EE, 5.25%, 9/1/2024	200,000	211,840
Series II, 5.00%, 3/1/2025	1,000,000	1,060,970
Series N-1, 5.50%, 9/1/2023 (b)	100,000	112,223
Series PP, 5.00%, 6/15/2019	300,000	308,367
Series PP, 5.00%, 6/15/2031	245,000	260,521
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2025 (b)	100,000	115,258
Series D, 3.50%, 7/1/2044	370,000	361,342
Series E, 5.00%, 7/1/2024	100,000	114,016
Series G, 3.50%, 7/1/2031	355,000	354,265
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	170,812
5.00%, 7/1/2025	360,000	386,662
5.00%, 7/1/2026	555,000	619,585
5.00%, 7/1/2027	115,000	135,194
5.00%, 9/15/2027	100,000	106,531
5.00%, 7/1/2029	300,000	330,264
5.75%, 7/1/2037	970,000	972,280
New Jersey, Higher Education Student Assistance Authority Revenue Series 1, 5.00%, 12/1/2022	370,000	392,089
New Jersey, Transportation Trust Fund Authority Revenue:
Series A, Zero Coupon, 12/15/2025	460,000	341,964
Series A, Zero Coupon, 12/15/2030	145,000	85,064
Series A, Zero Coupon, 12/15/2031	500,000	279,550
Series A, Zero Coupon, 12/15/2040	755,000	266,077
Series A, 5.50%, 12/15/2022	1,085,000	1,197,189
Series A, 5.50%, 12/15/2023	1,425,000	1,592,993
Series AA, 4.25%, 6/15/2044	495,000	497,579

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Series AA, 4.75%, 6/15/2035	$260,000	$270,444
Series AA, 5.00%, 6/15/2033	150,000	157,215
Series AA, 5.00%, 6/15/2036	400,000	419,624
Series AA, 5.00%, 6/15/2038	100,000	105,300
Series AA, 5.00%, 6/15/2044	225,000	235,955
Series AA, 5.25%, 6/15/2033	120,000	127,615
Series B, 3.15%, 6/15/2019	320,000	323,382
Series B, 5.25%, 12/15/2023 (b)	150,000	167,649
Series C, Zero Coupon, 12/15/2025 (b)	190,000	142,386
Series C, 5.25%, 6/15/2032	100,000	108,045
Series D, 5.00%, 6/15/2032	790,000	842,369
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	447,388
South Jersey Port Corp., Revenue:
Series B, 5.00%, 1/1/2030	245,000	272,376
Series B, 5.00%, 1/1/2035	175,000	191,900
Series B, 5.00%, 1/1/2042	250,000	272,475
Series B, 5.00%, 1/1/2048	500,000	543,295
South Jersey Transportation Authority LLC, Revenue Series A, 5.00%, 11/1/2034	150,000	164,001

		25,831,330

NEW MEXICO — 0.2%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	50,000	53,259
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	34,998
Series B, 5.90%, 9/1/2032	135,000	134,492
Series C, 5.90%, 9/1/2032	220,000	209,816
Series D-CABS, Zero Coupon, 3/1/2032	190,000	28,500
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (c)	575,000	583,590

		1,044,655

NEW YORK — 6.5%
Albany Capital Resource Corp., Revenue Series A, 5.00%, 5/1/2026	100,000	116,511
Brooklyn Arena Local Development Corp., Revenue Zero Coupon, 7/15/2047	200,000	59,832
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,083,110
Build NYC Resource Corp., Revenue:
5.00%, 1/1/2035 (c)	265,000	285,045
5.25%, 11/1/2034	250,000	261,750
5.50%, 11/1/2044	500,000	519,975
Series A, 5.00%, 4/1/2033	120,000	125,713
Series A, 5.00%, 6/1/2047 (c)	150,000	158,040
Series A, 5.50%, 5/1/2048 (c)	500,000	516,440
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	600,000	622,416
Dutchess County, Local Development Corp., Revenue Series A, 5.00%, 7/1/2045	135,000	149,496
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	612,423
Glen Cove Local Economic Assistance Corp., Revenue Series C, 5.63%, 1/1/2055	620,000	520,192
Hempstead Town, NY, Local Development Corp., Revenue 5.00%, 9/1/2038	250,000	272,608
Hudson Yards Infrastructure Corp., Revenue Series A, 4.00%, 2/15/2036	120,000	125,885
Jefferson County Industrial Development Agency Revenue 5.25%, 1/1/2024 (c)	215,000	204,841
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	320,000	355,507
Nassau County Tobacco Settlement Corp., Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	610,104
Series A-3, 5.00%, 6/1/2035	965,000	962,346
Series A-3, 5.13%, 6/1/2046	635,000	629,152
Nassau County, NY, Local Economic Assistance Corp., Revenue:
5.00%, 7/1/2023	100,000	111,670
5.00%, 7/1/2033	225,000	245,522
Nassau, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	315,459
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	630,605
New York Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	430,000	429,983
Series A, 5.00%, 6/1/2045	740,000	736,899
New York Liberty Development Corp., Revenue:
5.50%, 10/1/2037	145,000	187,021
Series 1, 5.00%, 11/15/2044 (c)	3,600,000	3,817,008
Series 2, 5.00%, 9/15/2043	150,000	161,955
Series 2, 5.38%, 11/15/2040 (c)	1,295,000	1,427,841
New York State Dormitory Authority Revenue:
5.00%, 12/1/2029 (c)	300,000	337,854
5.25%, 7/1/2035	275,000	282,172
Series A, 4.25%, 5/1/2042	285,000	289,463
Series A, 5.00%, 7/1/2026	200,000	230,654
Series A, 5.50%, 1/1/2039	100,000	110,503
New York State Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	219,302
Series I, 5.00%, 1/1/2024	110,000	120,305
New York Transportation Development Corp., Revenue:
5.00%, 1/1/2023	260,000	285,825
5.00%, 1/1/2024	250,000	278,368
5.00%, 8/1/2026	1,360,000	1,434,854

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
5.00%, 1/1/2027	$350,000	$397,093
5.00%, 8/1/2031	930,000	975,607
5.00%, 1/1/2036	1,000,000	1,116,000
Series A, 5.00%, 7/1/2030	170,000	186,862
Series A, 5.00%, 7/1/2041	515,000	556,736
Series A, 5.25%, 1/1/2050	1,500,000	1,632,375
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2023 (b)	550,000	551,414
5.00%, 1/1/2031 (b)	50,000	50,122
5.75%, 10/1/2037 (d)	1,000,000	380,000
7.00%, 3/1/2049 (b)	200,000	206,932
New York, NY, State Convention Center Development Corp., Revenue Series B, Zero Coupon, 11/15/2033	175,000	100,077
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (c)	500,000	500,325
Niagara Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	469,056
Ramapo, NY, Local Development Corp., Revenue:
5.00%, 3/15/2028	295,000	306,995
5.00%, 3/15/2041	285,000	291,928
Suffolk Tobacco Asset Securitization Corp., Revenue Series C, 6.63%, 6/1/2044	500,000	527,725
Syracuse Industrial Development Agency Revenue 5.00%, 1/1/2033	150,000	162,254
Tompkins County Development Corp., Revenue 5.00%, 7/1/2041	790,000	902,859
Town of Oyster Bay NY, General Obligation Series A, 5.00%, 3/15/2020	365,000	381,326
Troy, NY, Capital Resource Corp., Revenue Series A, 5.13%, 9/1/2040	495,000	520,230
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	243,473
Series B, 5.00%, 6/1/2045	905,000	929,851
Series B, 5.00%, 6/1/2048	1,200,000	1,229,424
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (c)	700,000	724,227
Westchester County, NY, Local Development Corp., Revenue:
3.75%, 11/1/2037	275,000	262,226
Series A, 5.00%, 6/1/2025 (c)	1,000,000	1,032,980

		34,482,746

NORTH CAROLINA — 0.4%
North Carolina Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	528,005
North Carolina Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	167,579
5.00%, 7/1/2045	500,000	529,305
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	270,983
5.00%, 6/30/2054	575,000	615,560

		2,111,432

NORTH DAKOTA — 0.1%
Williston Parks & Recreation District Revenue:
Series A, 4.00%, 3/1/2023	355,000	351,858
Series A, 4.00%, 3/1/2032	190,000	166,530

		518,388

OHIO — 4.5%
Allen OH Hospital Facilities Revenue Series A, 5.00%, 8/1/2030	140,000	161,143
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	3,190,000	3,182,472
Series A-2, 5.38%, 6/1/2024	2,530,000	2,530,000
Series A-2, 5.75%, 6/1/2034	2,665,000	2,668,305
Series A-2, 5.88%, 6/1/2030	150,000	150,749
Series A-2, 5.88%, 6/1/2047	2,585,000	2,596,038
Series A-2, 6.00%, 6/1/2042	2,235,000	2,234,955
Series A-2, 6.50%, 6/1/2047	2,405,000	2,466,592
Series A-3, 6.25%, 6/1/2037	1,000,000	1,044,120
Series B, Zero Coupon, 6/1/2047	995,000	81,301
Series C, Zero Coupon, 6/1/2052	1,800,000	73,872
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (c)	175,000	184,097
Cuyahoga, OH, Hospital Revenue:
5.00%, 2/15/2028	50,000	55,262
5.25%, 2/15/2047	100,000	107,746
5.50%, 2/15/2052	100,000	109,313
Hamilton, OH, Hospital Revenue 5.00%, 6/1/2042	310,000	335,212
Licking, OH, Hospital Revenue Series A, 6.00%, 7/1/2050	200,000	212,652
Middleburg Heights, OH, Revenue 4.00%, 8/1/2047	395,000	398,606
Montgomery, OH, Hospital Revenue 5.45%, 10/1/2038	175,000	191,265
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,055,540
5.00%, 2/15/2044	200,000	209,118
Ohio Higher Educational Facility Commission Revenue 5.00%, 7/1/2037	220,000	239,947
Ohio, State Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (c)	215,000	220,080
6.75%, 6/1/2024	500,000	516,420
Series B, 3.63%, 10/1/2033 (a) (d)	250,000	125,000
Series E, 5.63%, 10/1/2019	100,000	102,635
Ohio, State Water Development Authority Revenue:
Series A, 3.00%, 5/15/2019 (d)	250,000	125,000
Series B, 3.63%, 10/1/2033 (a) (d)	325,000	162,500
Series B, 4.00%, 12/1/2033 (a)	375,000	187,500
Series B-REMK 7/1/15, 4.00%, 1/1/2034 (a)	570,000	285,000
Series C, 3.95%, 11/1/2032 (a)	125,000	62,500
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	241,464

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	$475,000	$490,285
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	550,000	572,220
5.75%, 12/1/2032	100,000	107,974
6.00%, 12/1/2042	550,000	594,286

		24,081,169

OKLAHOMA — 1.2%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	464,279
Oklahoma Development Finance Authority Revenue:
Series B, 4.00%, 8/15/2052 (b)	345,000	347,850
Series B, 5.00%, 8/15/2038	500,000	556,205
Series B, 5.00%, 7/1/2053	765,000	778,869
Series B, 5.50%, 8/15/2057	1,915,000	2,179,327
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (d)	300,000	150,000
Series A, 6.88%, 11/1/2046 (d)	50,000	25,000
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	398,753
Tulsa Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (a)	1,000,000	1,076,080
Series B-REMK-06/11/13, 5.50%, 12/1/2035	600,000	643,896

		6,620,259

OREGON — 0.7%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	438,492
Series A, 5.50%, 10/1/2049	1,000,000	1,071,250
Oregon State Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (a) (c) (f)	1,000,000	980,390
Series D, 6.50%, 4/1/2031 (c) (f)	750,000	735,293
Salem Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	391,229
Yamhill County Hospital Authority Revenue Series A, 4.00%, 11/15/2026	65,000	66,935

		3,683,589

PENNSYLVANIA — 4.0%
Allegheny County Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	300,000	296,433
Series A, 5.13%, 4/1/2035	580,000	534,273
Allegheny, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	252,605
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue 5.00%, 5/1/2042 (c)	500,000	539,555
Beaver County Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (a)	270,000	135,000
Centre County Hospital Authority Revenue:
Series A, 3.00%, 11/15/2031	120,000	114,006
Series A, 3.75%, 11/15/2041	385,000	384,392
Series A, 4.00%, 11/15/2035	200,000	205,000
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	267,528
5.00%, 10/1/2044	215,000	227,494
Cumberland County Municipal Authority Revenue:
5.00%, 1/1/2031	1,000,000	1,105,070
5.00%, 1/1/2038	295,000	319,084
Delaware County, Authority Revenue:
4.00%, 10/1/2019	130,000	130,118
5.25%, 10/1/2032	115,000	111,734
Delaware County, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (c)	995,000	985,468
Series A, 6.13%, 8/15/2040	625,000	558,731
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	125,869
East Hempfield Township Industrial Development Authority Revenue 5.00%, 12/1/2030	100,000	111,301
Fulton County Industrial Development Authority Revenue:
5.00%, 7/1/2046	200,000	202,364
4.00%, 7/1/2028	300,000	291,087
5.00%, 7/1/2040	945,000	960,564
Lancaster County, PA, Hospital Authority:
2.88%, 7/1/2021	250,000	252,328
5.00%, 4/1/2027	420,000	435,481
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	250,000	251,830
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (c)	370,000	376,064
Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	100,000	98,721
5.00%, 9/1/2035	300,000	340,383
5.00%, 11/15/2036	100,000	110,794
5.25%, 1/1/2040	205,000	206,119
Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	1,060,000	1,121,915
Northampton County, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	236,383
Pennsylvania Economic Development Financing Authority Revenue:
5.00%, 12/31/2034	400,000	440,340
5.00%, 12/31/2038	1,000,000	1,094,300
6.00%, 6/1/2031	515,000	515,958

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	$280,000	$300,728
Pennsylvania, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	98,910
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	152,425
5.00%, 11/1/2027	755,000	763,139
5.00%, 5/1/2035	150,000	167,568
5.00%, 11/1/2042	140,000	135,586
Series A, 6.50%, 9/1/2038	190,000	205,859
Pennsylvania, Turnpike Commission Highway Revenue:
Series A-1, 5.00%, 12/1/2037	380,000	430,570
Series C, 5.00%, 12/1/2044	235,000	258,907
Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	108,585
Series B, 5.00%, 8/1/2033	110,000	122,596
Philadelphia, PA, Airport System Revenue:
Series A, 5.00%, 6/15/2020	295,000	311,898
Series A, 5.00%, 6/15/2022	165,000	177,487
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2032	235,000	253,158
5.00%, 7/1/2037	290,000	308,795
Series A, 4.00%, 9/1/2047	385,000	388,072
Series A, 5.00%, 4/1/2036	250,000	256,273
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2032	1,610,000	1,772,771
Series A, 5.63%, 7/1/2042	410,000	444,444
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	212,102
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	197,660
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	397,856
State Public School Building Authority 5.00%, 4/1/2029	150,000	159,777
West Shore Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	161,538

		21,124,996

PUERTO RICO — 5.3%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	724,385
5.63%, 5/15/2043	3,790,000	3,831,614
Puerto Rico College and University Revenue Series P, 5.00%, 6/1/2022	205,000	158,362
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	315,000	263,812
Series A, 5.00%, 7/1/2033	2,165,000	1,813,187
Series A, 5.13%, 7/1/2037	475,000	397,812
Series A, 5.25%, 7/1/2029	1,250,000	1,046,875
Series A, 5.25%, 7/1/2042	1,120,000	938,000
Series A, 6.00%, 7/1/2038	2,610,000	2,185,875
Series A, 6.00%, 7/1/2044	1,865,000	1,561,937
Series A, 6.00%, 7/1/2047	100,000	83,750
Puerto Rico Commonwealth, General Obligation Series A, 5.50%, 7/1/2019 (b)	880,000	900,962
Puerto Rico Convention Center District Authority Revenue 5.00%, 7/1/2031 (b)	165,000	165,040
Puerto Rico Electric Power Authority Revenue:
Series LL, 5.50%, 7/1/2018 (b)	400,000	400,000
Series RR, 5.00%, 7/1/2022 (b)	135,000	135,861
Series RR, 5.00%, 7/1/2026	140,000	127,184
Series V V, 5.25%, 7/1/2025 (b)	175,000	181,949
Series V V, 5.25%, 7/1/2027 (b)	430,000	472,991
Series V V, 5.25%, 7/1/2030 (b)	155,000	159,176
Series V V, 5.25%, 7/1/2033 (b)	2,000,000	2,032,480
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (d)	310,000	13,718
Series A, 4.75%, 7/1/2038 (d)	185,000	37,463
Series AA, 5.00%, 7/1/2035 (d)	180,000	108,900
Series CC, 5.50%, 7/1/2030 (d)	100,000	60,500
Series G, 5.00%, 7/1/2033 (d)	105,000	21,263
Series G, 5.00%, 7/1/2042 (d)	755,000	152,888
Series I, 5.00%, 7/1/2026 (d)	185,000	145,688
Series L, 5.25%, 7/1/2022 (d)	140,000	111,650
Series L, 5.25%, 7/1/2038 (b)	290,000	305,413
Series L-AGC-ICC, 5.25%, 7/1/2041 (b)	125,000	139,221
Series M, 5.00%, 7/1/2046 (d)	285,000	57,713
Series N, 5.25%, 7/1/2030 (b)	645,000	686,989
Series N, 5.25%, 7/1/2031 (b)	700,000	745,542
Series N, 5.25%, 7/1/2039 (d)	350,000	271,250
Series N, 5.50%, 7/1/2023 (d)	110,000	22,275
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (b)	260,000	257,566
Series A, 6.00%, 7/1/2033	100,000	104,130
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (d)	1,000,000	102,500
Series B, 5.00%, 7/1/2022 (d)	140,000	14,350
Series B, 5.00%, 7/1/2037 (d)	510,000	52,275
Series B, 5.00%, 7/1/2041 (d)	330,000	33,825
Series B, 5.00%, 7/1/2046 (d)	555,000	56,888
Series C, 5.50%, 7/1/2020 (d)	160,000	128,200
Series C, 5.50%, 7/1/2021 (d)	110,000	88,138
Series C, 5.50%, 7/1/2023 (b)	185,000	196,929
Series C, 5.50%, 7/1/2024 (b)	415,000	444,241
Series C, 5.50%, 7/1/2026 (b)	290,000	312,098
Series C, 5.50%, 7/1/2027 (b)	470,000	507,337

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
6.13%, 8/1/2029	$250,000	$90,643
Series A, Zero Coupon, 8/1/2030	305,000	52,972
Series A, 0.00%, 8/1/2031	880,000	144,281
Series A, Zero Coupon, 8/1/2033	240,000	34,817
Series A, Zero Coupon, 8/1/2034	260,000	35,243
Series A, Zero Coupon, 8/1/2036	260,000	30,696
Series A, Zero Coupon, 8/1/2042 (b)	3,965,000	1,057,465
Series A, Zero Coupon, 8/1/2046 (b)	10,000,000	2,155,900
Series A, Zero Coupon, 8/1/2047 (b)	1,000,000	198,990
Series A, 4.88%, 8/1/2024 (d)	100,000	44,750
Series A, 5.00%, 8/1/2040 (b)	240,000	244,178
Series A, 5.63%, 8/1/2030 (d)	150,000	67,125
Series A, 6.13%, 8/1/2029 (d)	100,000	44,750
Series A-1, Zero Coupon, 8/1/2023	730,000	224,541
Series A-1, 5.00%, 8/1/2043 (d)	420,000	187,950
Series B, 5.00%, 8/1/2019 (d)	100,000	44,750
Series B, 5.00%, 8/1/2024 (d)	400,000	179,000
Series C, Zero Coupon, 8/1/2037	285,000	67,784
Series C, Zero Coupon, 8/1/2038	725,000	77,184
Series C, 4.00%, 8/1/2027 (d)	435,000	374,100
Series D, 3.80%, 8/1/2023 (d)	200,000	168,250

		28,285,571

RHODE ISLAND — 0.0% (g)
Rhode Island, State Health & Educational Building Corp., Revenue 5.00%, 5/15/2028	250,000	278,858

SOUTH CAROLINA — 0.6%
South Carolina Jobs - Economic Development Authority Revenue:
4.00%, 11/15/2027	500,000	503,240
5.00%, 11/1/2037	500,000	525,065
Series A, 5.25%, 8/1/2030	350,000	402,832
Series A, 7.00%, 11/1/2033	270,000	286,635
South Carolina Ports Authority Revenue 4.00%, 7/1/2040	245,000	248,888
South Carolina Public Service Authority Revenue:
5.25%, 12/1/2055	305,000	331,474
Series A, 5.00%, 12/1/2055	240,000	255,252
Series A, 5.50%, 12/1/2054	320,000	348,019
Series B, 5.13%, 12/1/2043	340,000	362,522
Series E, 5.00%, 12/1/2048	100,000	105,766

		3,369,693

TENNESSEE — 0.9%
Bristol Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	387,176
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	75,000	80,648
Greeneville Health & Educational Facilities Board Revenue:
4.00%, 7/1/2040	250,000	252,052
5.00%, 7/1/2036	460,000	521,088
5.00%, 7/1/2037	200,000	226,018
Johnson City Health & Educational Facilities Board Revenue:
5.00%, 2/15/2034	885,000	823,174
5.00%, 8/15/2042	415,000	438,008
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 9/1/2027	230,000	261,287
5.00%, 4/1/2031	240,000	264,811
Memphis-Shelby County Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	106,948
Metropolitan Government Nashville & Davidson County Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	370,000	358,689
Shelby County Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	382,640
Tennessee Energy Acquisition Corp., Gas Revenue:
5.00%, 2/1/2024	100,000	111,888
5.00%, 2/1/2027	245,000	279,028
5.25%, 9/1/2022	190,000	210,839

		4,704,294

TEXAS — 5.9%
Arlington Higher Education Finance Corp., Revenue:
Series A, 4.38%, 8/15/2036	135,000	135,014
Series A, 5.00%, 6/15/2046	225,000	226,957
Series A, 5.00%, 8/15/2048	15,000	14,702
Austin Community College District Revenue 3.25%, 2/1/2037	110,000	107,591
Austin Convention Enterprises, Inc., Revenue Series A, 5.00%, 1/1/2034	400,000	448,756
Bexar County, TX, Health Facilities Development Corp., Revenue 4.00%, 7/15/2036	500,000	500,335
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	400,500
Central Texas Regional Mobility Authority Revenue 5.00%, 1/1/2022	350,000	380,082
Central Texas, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	544,690
Series C, 5.00%, 8/15/2037	500,000	542,390
Clifton Higher Education Finance Corp., Revenue:
Series A, 3.95%, 12/1/2032	115,000	115,321
Series A, 4.35%, 12/1/2042	290,000	292,424
Corpus Christi, TX, Utility System Revenue 3.13%, 7/15/2032	100,000	98,267
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	520,945

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Dallas/Fort Worth International Airport Revenue Series H, 5.00%, 11/1/2027	$140,000	$151,711
Decatur Hospital, TX, Authority Revenue:
Series A, 6.63%, 9/1/2031	335,000	391,424
Series A-REF, 5.25%, 9/1/2029	335,000	366,637
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	507,840
Fort Bend County Industrial Development Corp., Revenue Series B, 4.75%, 11/1/2042	385,000	393,585
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	258,250
Hale Center Education Facilities Corp., Revenue 5.00%, 3/1/2035	150,000	159,473
Harris County Cultural Education Facilities Finance Corp., Revenue Series A, 5.13%, 1/1/2048	120,000	124,752
Harris County Municipal Utility District No. 165, General Obligation 3.25%, 3/1/2029	100,000	101,014
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	1,150,000	1,198,587
Series A, 5.00%, 7/1/2024	100,000	107,740
Series A, 6.50%, 7/15/2030	300,000	327,945
Series B-2, 5.00%, 7/15/2020	1,500,000	1,579,380
Series C, 5.00%, 7/15/2020	500,000	526,460
Love Field, TX, Airport Modernization Corp., Revenue 5.25%, 11/1/2040	60,000	63,847
Lower Colorado River Authority Revenue 5.00%, 5/15/2024	110,000	121,268
Matagorda County Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (b)	235,000	249,937
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,034,180
Mission Economic Development Corp., Revenue:
6.50%, 12/1/2033 (c)	665,000	654,792
7.75%, 1/1/2045 (c)	940,000	794,234
New Hope, Cultural Education Facilities Corp., Revenue:
5.00%, 1/1/2047	500,000	523,600
5.00%, 7/1/2047	1,000,000	888,840
5.50%, 1/1/2049	1,000,000	1,064,460
Series A, 4.25%, 8/15/2027 (c)	250,000	245,357
Series A, 4.75%, 4/1/2046	150,000	155,015
Series A, 5.00%, 4/1/2042	2,000,000	2,181,700
Series A, 5.00%, 4/1/2046	335,000	355,375
Newark Higher Education Finance Corp., Revenue Series A, 5.13%, 8/15/2047	1,000,000	1,013,070
North East Texas Regional Mobility Authority Revenue 5.00%, 1/1/2030	225,000	251,003
North Harris County Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	162,436
North Texas Tollway Authority Series I, 6.20%, 1/1/2042 (b)	180,000	214,814
Port Freeport, TX, Revenue Series B-2, 4.95%, 5/15/2033 (a)	145,000	146,617
Red River Education Finance Corp., Revenue 5.00%, 6/1/2046	120,000	131,214
Red River Health Facilities Development Corp., Revenue:
7.25%, 12/15/2047 (d)	200,000	116,000
Series A, 7.50%, 11/15/2034	1,000,000	1,144,170
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	105,000	121,842
5.50%, 8/1/2027	110,000	130,364
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 5/15/2027	500,000	501,800
4.50%, 11/15/2021	850,000	841,857
5.00%, 10/1/2044	200,000	212,876
5.25%, 11/15/2047	110,000	117,213
5.63%, 11/15/2041	500,000	469,995
6.75%, 11/15/2052	300,000	333,573
Series B, 4.00%, 11/15/2025	235,000	241,486
Series B, 4.50%, 11/15/2036	150,000	149,993
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Series D, 6.25%, 12/15/2026	285,000	331,743
Texas Private Activity Bond Surface Transportation Corp., Revenue:
5.00%, 12/31/2040	280,000	304,016
5.00%, 12/31/2045	350,000	378,591
5.00%, 12/31/2055	490,000	527,044
7.00%, 6/30/2040	475,000	515,118
7.50%, 12/31/2031	1,500,000	1,613,250
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	80,000	88,764
5.00%, 12/15/2026	25,000	27,341
5.00%, 12/15/2030	330,000	357,585
5.00%, 12/15/2031	500,000	541,145
Travis County, TX, Health Facilities Development Corp., Revenue Series A, 7.13%, 1/1/2046	180,000	202,948
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	397,346
6.25%, 9/1/2040	370,000	373,356
6.38%, 9/1/2045	505,000	510,575

		31,324,522

U. S. VIRGIN ISLANDS — 1.2%
Virgin Islands Public Finance Authority, Revenue:
Series A, 4.00%, 10/1/2022	110,000	106,838
Series A, 5.00%, 10/1/2024	100,000	88,125
Series A, 5.00%, 10/1/2025	10,000	9,300
Series A, 5.00%, 10/1/2029	1,080,000	985,500
Series A, 5.00%, 10/1/2032	1,125,000	965,024
Series A, 6.00%, 10/1/2039	500,000	412,500
Series A1, 4.50%, 10/1/2024	350,000	322,438
Series A1, 5.00%, 10/1/2029	100,000	91,250
Series A1, 5.00%, 10/1/2039	165,000	149,325

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2025	$420,000	$367,500
Series B, 5.25%, 10/1/2029	695,000	590,750
Series B, 6.63%, 10/1/2029	750,000	633,750
Series C, 5.00%, 10/1/2030	1,000,000	836,250
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	115,000	105,225
Series A, 5.00%, 7/1/2031	820,000	694,950

		6,358,725

UTAH — 0.6%
Box Elder, UT, Revenue Series A, 8.00%, 12/1/2039 (c)	320,000	304,185
Salt Lake, UT, Revenue Series A-1, 5.00%, 12/1/2033 (a)	1,000,000	1,015,730
Utah, State Charter School Finance Authority Revenue:
4.50%, 6/15/2027 (c)	200,000	198,396
5.38%, 6/15/2048 (c)	1,400,000	1,418,298
Series A, 5.80%, 6/15/2038	90,000	90,156
Series A, 7.00%, 7/15/2045	110,000	116,249

		3,143,014

VERMONT — 0.2%
University of Vermont & State Agricultural College Revenue 4.00%, 10/1/2037	105,000	108,453
Vermont Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,049,410
Vermont, State Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	115,587

		1,273,450

VIRGINIA — 1.7%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	132,789
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	344,206
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	53,146
Henrico County Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,056,050
Lexington, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	113,195
Series A, 5.00%, 1/1/2048	155,000	166,881
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	980,000	999,953
Newport News Economic Development Authority Revenue 5.00%, 12/1/2038	500,000	523,930
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	265,525
Roanoke Economic Development Authority Revenue Series A, 4.00%, 9/1/2048	880,000	878,433
Stafford County Economic Development Authority Revenue 4.00%, 6/15/2037	400,000	401,888
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	1,600,000	1,599,952
Series C-1ST SUB, Zero Coupon, 6/1/2047	500,000	56,660
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	940,074
Virginia, Small Business Financing Authority Revenue:
5.00%, 10/1/2024	400,000	456,228
5.00%, 7/1/2034	500,000	531,060
Series SR, 5.50%, 1/1/2042	250,000	270,230

		8,790,200

WASHINGTON — 1.1%
Port of Seattle Industrial Development Corp., Revenue 5.00%, 4/1/2030	100,000	108,733
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	149,484
Tacoma Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	280,000	280,787
Washington Economic Development Finance Authority Revenue 7.50%, 1/1/2032 (c)	535,000	630,685
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	630,378
Series A, 5.00%, 2/1/2041	350,000	363,262
Washington, State Housing Finance Commission Revenue:
5.00%, 7/1/2033	100,000	108,152
5.00%, 7/1/2046 (c)	520,000	538,002
5.00%, 7/1/2051 (c)	1,000,000	1,031,230
Series A, 6.00%, 7/1/2025 (c)	475,000	500,740
Series A, 6.75%, 7/1/2035 (c)	640,000	679,456
Series A, 7.00%, 7/1/2045 (c)	345,000	369,140
Series B, 2.80%, 7/1/2021 (c)	340,000	338,742

		5,728,791

WEST VIRGINIA — 0.1%
Monongalia County Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	232,673
West Virginia Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	140,000	149,731
West Virginia Hospital Finance Authority Revenue Series A, 5.00%, 9/1/2026	100,000	110,047

		492,451

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Security Description	Principal Amount	Value
WISCONSIN — 3.3%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	$335,000	$344,886
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	918,342
5.00%, 9/1/2030 (c)	400,000	418,296
5.25%, 4/1/2030	775,000	828,645
5.25%, 3/1/2035 (c)	750,000	772,447
5.25%, 5/15/2052 (c)	1,300,000	1,410,747
5.88%, 4/1/2045	530,000	570,667
5.88%, 6/15/2047 (c)	800,000	771,432
6.25%, 10/1/2031 (c)	200,000	195,926
6.75%, 12/1/2042 (c)	3,000,000	3,458,640
Series A, 5.00%, 6/15/2037 (c)	425,000	427,597
Series A, 5.00%, 6/15/2046 (c)	1,000,000	911,780
Series A, 5.13%, 10/1/2045	415,000	418,191
Series A, 5.13%, 6/15/2047 (c)	1,130,000	1,136,588
Series A, 5.13%, 6/1/2048 (c)	350,000	354,641
Series A, 5.20%, 6/1/2037	1,000,000	991,630
Series A, 5.38%, 7/15/2047 (c)	500,000	514,950
Series A, 6.20%, 10/1/2042	325,000	343,532
Series A, 6.50%, 9/1/2048	480,000	483,494
Wisconsin Health & Educational Facilities Authority Revenue:
4.00%, 8/15/2038	160,000	163,714
5.00%, 8/1/2037	150,000	152,733
5.13%, 5/1/2029	550,000	569,695
5.50%, 5/1/2034	350,000	366,832
3.50%, 7/1/2040	100,000	90,147
4.00%, 7/1/2046	335,000	334,993
Series B, 5.00%, 2/15/2042	150,000	164,085
Series B, 5.00%, 9/15/2045	250,000	260,348

		17,374,978

TOTAL MUNICIPAL BONDS & NOTES (Cost $514,926,613)		522,103,186

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i) (Cost $2,960,612)	2,960,612	$2,960,612

TOTAL INVESTMENTS — 98.8% (Cost $517,887,225)		525,063,798
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		6,477,986

NET ASSETS — 100.0%		$531,541,784

(a)

Variable Rate Security — Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)	Bond is insured by the following:

% of Net Assets
National Public Finance Guaranty Corp.	1.6%
Ambac Financial Group	1.5%
Assured Guaranty Municipal Corp.	1.0%
Assured Guaranty Corp.	0.2%

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.4% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.

(f)	When-issued security.
(g)	Amount is less than 0.05% of net assets.
(h)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(i)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$8,081,773	$—	$8,081,773
Alaska	—	2,237,459	—	2,237,459
Arizona	—	11,575,694	—	11,575,694
Arkansas	—	2,604,928	—	2,604,928

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
California	$—	$68,027,242	$—		$68,027,242
Colorado	—	18,883,160	—		18,883,160
Connecticut	—	8,236,826	—		8,236,826
Delaware	—	744,664	—		744,664
District of Columbia	—	2,726,623	—		2,726,623
Florida	—	32,967,852	0	(a)	32,967,852
Georgia	—	4,006,783	—		4,006,783
Guam	—	2,736,696	—		2,736,696
Hawaii	—	1,367,136	—		1,367,136
Idaho	—	808,506	—		808,506
Illinois	—	56,657,865	—		56,657,865
Indiana	—	6,645,299	—		6,645,299
Iowa	—	5,396,635	—		5,396,635
Kansas	—	2,202,274	—		2,202,274
Kentucky	—	5,179,753	—		5,179,753
Louisiana	—	5,273,866	—		5,273,866
Maine	—	3,013,191	—		3,013,191
Maryland	—	5,703,482	—		5,703,482
Massachusetts	—	5,913,238	—		5,913,238
Michigan	—	10,327,041	—		10,327,041
Minnesota	—	7,814,966	—		7,814,966
Mississippi	—	1,169,504	—		1,169,504
Missouri	—	5,845,662	—		5,845,662
Montana	—	423,553	—		423,553
Nebraska	—	356,834	—		356,834
Nevada	—	3,153,887	—		3,153,887
New Hampshire	—	1,397,683	—		1,397,683
New Jersey	—	25,831,330	0	(a)	25,831,330
New Mexico	—	1,044,655	—		1,044,655
New York	—	34,482,746	—		34,482,746
North Carolina	—	2,111,432	—		2,111,432
North Dakota	—	518,388	—		518,388
Ohio	—	24,081,169	—		24,081,169
Oklahoma	—	6,620,259	—		6,620,259
Oregon	—	3,683,589	—		3,683,589
Pennsylvania	—	21,124,996	—		21,124,996
Puerto Rico	—	28,285,571	—		28,285,571
Rhode Island	—	278,858	—		278,858
South Carolina	—	3,369,693	—		3,369,693
Tennessee	—	4,704,294	—		4,704,294
Texas	—	31,324,522	—		31,324,522
U. S. Virgin Islands	—	6,358,725	—		6,358,725
Utah	—	3,143,014	—		3,143,014
Vermont	—	1,273,450	—		1,273,450
Virginia	—	8,790,200	—		8,790,200
Washington	—	5,728,791	—		5,728,791
West Virginia	—	492,451	—		492,451
Wisconsin	—	17,374,978	—		17,374,978
Short-Term Investment	2,960,612	—	—		2,960,612

TOTAL INVESTMENTS	$2,960,612	$522,103,186	$0		$525,063,798

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2018.

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,784,869	$1,784,869	$95,840,986	$94,665,243	$—	$—	2,960,612	$2,960,612	$62,578	$—

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$576,530,368	$15,292,489	$227,622,212
Investments in affiliated issuers, at value	172,553	99,391	26,679,737

Total Investments	576,702,921	15,391,880	254,301,949
Foreign currency, at value	—	—	—
Cash	—	2	—
Receivable for investments sold	11,326,057	75,212	—
Receivable for fund shares sold	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	678	137	32,140
Interest receivable — unaffiliated issuers	3,490,198	155,818	598,704
Securities lending income receivable — unaffiliated issuers	41	53	—
Securities lending income receivable — affiliated issuers	214	41	—
Receivable from Adviser	—	—	1,846
Receivable for foreign taxes recoverable	—	461	—
Other Receivable	49	—	—

TOTAL ASSETS	591,520,158	15,623,604	254,934,639

LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	—	76,060	—
Payable for investments purchased	10,327,951	49,871	26,062,567
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable	49,949	2,037	11,075
Trustees’ fees and expenses payable	2,280	110	1,080
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	10,380,180	128,078	26,074,722

NET ASSETS	$581,139,978	$15,495,526	$228,859,917

NET ASSETS CONSIST OF:
Paid-in Capital	$600,430,990	$16,221,072	$245,139,362
Undistributed (distribution in excess of) net investment income (loss)	613,464	6,635	75,551
Accumulated net realized gain (loss) on investments, foreign currency transactions and foreign forward currency exchange contracts	(6,583,356)	(368,930)	(9,314,288)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	(13,321,120)	(363,251)	(7,040,708)
Investments — affiliated issuers	—	—	—
Foreign currency translations	—	—	—
Forward foreign currency exchange transactions	—	—	—

NET ASSETS	$581,139,978	$15,495,526	$228,859,917

NET ASSET VALUE PER SHARE
Net asset value per share	$58.70	$30.99	$25.43

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,900,168	500,000	9,000,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$589,851,488	$15,655,740	$234,662,920
Investments in affiliated issuers	172,553	99,391	26,679,737

Total cost of investments	$590,024,041	$15,755,131	$261,342,657

Foreign currency, at cost	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$676,199	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

$329,740,826	$227,254,119	$3,413,363,492	$64,637,276	$—	$502,561,035
146,386	301,795	19,980,593	1,257,478	166,008,326	2,933,969

329,887,212	227,555,914	3,433,344,085	65,894,754	166,008,326	505,495,004
1,573,165	531,762	—	—	—	5,741,238
2	—	252,176	80,476	2,552	673,638
16,560,015	765,279	—	—	12,521,203	7,029,503
—	—	18,439,144	—	1	—
—	—	—	—	—	855,506
480	—	—	—	—	8,676
8,512	—	29,346	294	135	9,272
2,763,298	2,303,239	13,355,566	853,269	—	7,925,549
—	4	3,312	10	5,035	—
—	70	2,880	345	4,783	—
—	—	—	7,508	—	—
123,451	2,992	5,288	1,975	—	161,164
—	2,231	—	—	—	—

350,916,135	231,161,491	3,465,431,797	66,838,631	178,542,035	527,899,550

—	2,198	—	—	—	—
—	292,825	11,562,360	948,118	17,313,325	—
18,242,287	468,567	23,406,917	—	12,519,026	6,803,354
—	—	—	—	—	906,213
1,384	—	—	—	—	34,232
88,872	111,650	401,470	21,709	19,751	196,966
785	602	4,411	175	233	624
314	—	435	—	75	24,806

18,333,642	875,842	35,375,593	970,002	29,852,410	7,966,195

$332,582,493	$230,285,649	$3,430,056,204	$65,868,629	$148,689,625	$519,933,355

$332,990,954	$240,586,812	$3,421,938,953	$67,800,794	$160,728,964	$578,110,941
2,548,799	(40,279)	5,687,848	271,698	—	(2,928,410)
(10,742)	(63,358)	(413,827)	(582,224)	(10,042,776)	(9,422,662)

(2,925,431)	(10,114,048)	2,843,230	(1,621,639)	—	(45,036,937)
—	—	—	—	(1,996,563)	—
(21,087)	(83,478)	—	—	—	(738,870)
—	—	—	—	—	(50,707)

$332,582,493	$230,285,649	$3,430,056,204	$65,868,629	$148,689,625	$519,933,355

$31.38	$33.87	$30.74	$25.33	$23.70	$27.08

10,600,000	6,800,000	111,600,000	2,600,000	6,275,000	19,200,000

$332,664,873	$237,368,167	$3,410,520,262	$66,258,915	$—	$547,575,854
146,386	301,795	19,980,593	1,257,478	168,004,889	2,933,969

$332,811,259	$237,669,962	$3,430,500,855	$67,516,393	$168,004,889	$550,509,823

$2,336,227	$529,997	$—	$—	$—	$19,543,994

$—	$282,544	$45,192,169	$1,749,961	$20,857,919	$—

$1,384	$—	$—	$—	$—	$34,232

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2018

SPDR Nuveen S&P High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$522,103,186
Investments in affiliated issuers, at value	2,960,612

Total Investments	525,063,798
Cash	32,205
Dividends receivable — affiliated issuers	2,853
Interest receivable — unaffiliated issuers	6,630,823
Receivable from Adviser	27,054

TOTAL ASSETS	531,756,733

LIABILITIES
Advisory fee payable	212,668
Trustees’ fees and expenses payable	2,281

TOTAL LIABILITIES	214,949

NET ASSETS	$531,541,784

NET ASSETS CONSIST OF:
Paid-in Capital	$543,738,462
Undistributed (distribution in excess of) net investment income (loss)	3,740,264
Accumulated net realized gain (loss) on investments, foreign currency transactions and foreign forward currency exchange contracts	(23,113,515)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	7,176,573

NET ASSETS	$531,541,784

NET ASSET VALUE PER SHARE
Net asset value per share	$56.55

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,400,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$514,926,613
Investments in affiliated issuers	2,960,612

Total cost of investments	$517,887,225

* Includes investments in securities on loan, at value

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2018

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$11,345,030	$713,526	$5,625,262
Dividend income — unaffiliated issuers	—	—	—
Dividend income — affiliated issuers	16,377	2,460	166,553
Unaffiliated securities lending income	119	1,077	—
Affiliated securities lending income	22,014	6,441	—
Foreign taxes withheld	—	(7)	—

TOTAL INVESTMENT INCOME (LOSS)	11,383,540	723,497	5,791,815

EXPENSES
Advisory fee	649,184	34,131	410,364
Trustees’ fees and expenses	12,852	524	5,189
Miscellaneous expenses	248	169	1,573

TOTAL EXPENSES	662,284	34,824	417,126

Expenses waived/reimbursed by the Adviser	—	—	(21,891)

NET EXPENSES	662,284	34,824	395,235

NET INVESTMENT INCOME (LOSS)	10,721,256	688,673	5,396,580

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(6,423,390)	(15,206)	(1,064,428)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(1,746,723)	101,416	—
In-kind redemptions — affiliated issuers	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—

Net realized gain (loss)	(8,170,113)	86,210	(1,064,428)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(8,765,034)	(788,007)	(4,766,922)
Investments — affiliated issuers	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—

Net change in unrealized appreciation/depreciation	(8,765,034)	(788,007)	(4,766,922)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,935,147)	(701,797)	(5,831,350)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,213,891)	$(13,124)	$(434,770)

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

$1,018,378	$2,883,415	$41,973,555	$2,508,900	$—	$23,695,351
—	—	7,670	—	4,899	—
11,693	9,372	161,185	4,582	4,474,930	41,907
—	4	22,429	10	8,848	—
—	70	29,488	5,661	81,793	—
(145,715)	(17,592)	(9,715)	—	—	(1,025,794)

884,356	2,875,269	42,184,612	2,519,153	4,570,470	22,711,464

853,292	1,171,655	2,862,199	226,429	179,852	1,736,088
4,625	4,052	31,084	1,083	1,899	6,235
6,588	5,410	292	1,645	1,519	32,748

864,505	1,181,117	2,893,575	229,157	183,270	1,775,071

—	—	—	(59,334)	—	—

864,505	1,181,117	2,893,575	169,823	183,270	1,775,071

19,851	1,694,152	39,291,037	2,349,330	4,387,200	20,936,393

3,742,951	(1,353,899)	186,201	67,358	—	(22,254,083)
—	—	—	—	(9,499,749)	—
936,508	1,329,262	262,872	1,983	—	181,534
—	—	—	—	439,985	—
—	12,364	—	—	—	28,775
131,616	174,486	—	—	—	(1,548,921)

4,811,075	162,213	449,073	69,341	(9,059,764)	(23,592,695)

(6,220,160)	(6,880,010)	(1,602,840)	(2,990,133)	—	(43,807,827)
—	—	—	—	(2,939,017)	—
—	12,013	—	—	—	(50,707)
(79,067)	(161,719)	—	—	—	(777,016)

(6,299,227)	(7,029,716)	(1,602,840)	(2,990,133)	(2,939,017)	(44,635,550)

(1,488,152)	(6,867,503)	(1,153,767)	(2,920,792)	(11,998,781)	(68,228,245)

$(1,468,301)	$(5,173,351)	$38,137,270	$(571,462)	$(7,611,581)	$(47,291,852)

$—	$—	$—	$—	$—	$(16,032)

$(1,384)	$—	$—	$—	$—	$61,061

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2018

SPDR Nuveen S&P High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$24,616,331
Dividend income — affiliated issuers	62,578

TOTAL INVESTMENT INCOME (LOSS)	24,678,909

EXPENSES
Advisory fee	2,738,754
Trustees’ fees and expenses	11,919
Miscellaneous expenses	2,028

TOTAL EXPENSES	2,752,701

Expenses waived/reimbursed by the Adviser	(287,823)

NET EXPENSES	2,464,878

NET INVESTMENT INCOME (LOSS)	22,214,031

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,884,321)
In-kind redemptions — unaffiliated issuers	3,050,377

Net realized gain (loss)	(16,833,944)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	6,122,861
NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,711,083)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,502,948

See accompanying notes to financial statements.

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SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF		SPDR Bloomberg Barclays Corporate Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,721,256	$6,035,546	$688,673	$899,902
Net realized gain (loss)	(8,170,113)	(47,158)	86,210	131,032
Net change in unrealized appreciation/depreciation	(8,765,034)	(11,854,061)	(788,007)	(301,221)

Net increase (decrease) in net assets resulting from operations	(6,213,891)	(5,865,673)	(13,124)	729,713

Net equalization credits and charges	185,045	(6,045)	(8,460)	8,861

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,352,809)	(5,942,167)	(712,470)	(896,556)
Net realized gains	—	—	—	—

Total distributions to shareholders	(10,352,809)	(5,942,167)	(712,470)	(896,556)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	352,506,757	187,212,264	—	6,323,389
Cost of shares redeemed	(199,099,146)	(168,895,319)	(12,807,828)	(3,187,183)
Net income equalization	(185,045)	6,045	8,460	(8,861)
Other capital	441	323	—	48

Net increase (decrease) in net assets from beneficial interest transactions	153,223,007	18,323,313	(12,799,368)	3,127,393

Voluntary contribution from Adviser	—	—	—	—

Net increase (decrease) in net assets during the period	136,841,352	6,509,428	(13,533,422)	2,969,411
Net assets at beginning of period	444,298,626	437,789,198	29,028,948	26,059,537

NET ASSETS AT END OF PERIOD	$581,139,978	$444,298,626	$15,495,526	$29,028,948

Undistributed (distribution in excess of) net investment income (loss)	$613,464	$245,017	$6,635	$30,432

SHARES OF BENEFICIAL INTEREST:
Shares sold	5,900,000	3,100,000	—	200,000
Shares redeemed	(3,400,000)	(2,800,000)	(400,000)	(100,000)

Net increase (decrease)	2,500,000	300,000	(400,000)	100,000

See accompanying notes to financial statements.

SPDR Bloomberg Barclays Mortgage Backed Bond ETF		SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17

$5,396,580	$6,147,405	$19,851	$204,016
(1,064,428)	(3,068,088)	4,811,075	(848,926)
(4,766,922)	(5,421,444)	(6,299,227)	(1,282,950)

(434,770)	(2,342,127)	(1,468,301)	(1,927,860)

(11,691)	110,474	—	—

(6,939,329)	(9,048,574)	(1,031,535)	—
—	—	—	(227,044)

(6,939,329)	(9,048,574)	(1,031,535)	(227,044)

92,594,629	167,086,772	154,622,149	18,306,099
(82,368,995)	(155,463,095)	(16,395,326)	(3,017,908)
11,691	(110,474)	—	—
75,283	115,110	75,224	16,371

10,312,608	11,628,313	138,302,047	15,304,562

—	—	—	1,070,778

2,926,818	348,086	135,802,211	14,220,436
225,933,099	225,585,013	196,780,282	182,559,846

$228,859,917	$225,933,099	$332,582,493	$196,780,282

$75,551	$(12,464)	$2,548,799	$(337,340)

3,600,000	6,200,000	4,800,000	600,000
(3,200,000)	(5,900,000)	(500,000)	(100,000)

400,000	300,000	4,300,000	500,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays International Corporate Bond ETF		SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,694,152	$1,950,313	$39,291,037	$10,939,062
Net realized gain (loss)	162,213	(6,110,601)	449,073	220,335
Net change in unrealized appreciation/depreciation	(7,029,716)	6,768,879	(1,602,840)	4,663,061

Net increase (decrease) in net assets resulting from operations	(5,173,351)	2,608,591	38,137,270	15,822,458

Net equalization credits and charges	—	—	1,201,980	331,418

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,438,548)	—	(34,701,857)	(10,198,498)
Net realized gains	—	(13,096)	—	—

Total distributions to shareholders	(1,438,548)	(13,096)	(34,701,857)	(10,198,498)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	216,648,412	86,532,919	2,238,319,560	694,880,229
Cost of shares redeemed	(129,338,137)	(79,374,474)	(42,969,119)	(33,679,196)
Net income equalization	—	—	(1,201,980)	(331,418)
Other capital	301,330	24,116	456,963	134,495

Net increase (decrease) in net assets from beneficial interest transactions	87,611,605	7,182,561	2,194,605,424	661,004,110

Voluntary contribution from Adviser	—	—	—	—

Net increase (decrease) in net assets during the period	80,999,706	9,778,056	2,199,242,817	666,959,488
Net assets at beginning of period	149,285,943	139,507,887	1,230,813,387	563,853,899

NET ASSETS AT END OF PERIOD	$230,285,649	$149,285,943	$3,430,056,204	$1,230,813,387

Undistributed (distribution in excess of) net investment income (loss)	$(40,279)	$1,916	$5,687,848	$1,098,668

SHARES OF BENEFICIAL INTEREST:
Shares sold	6,100,000	2,700,000	72,900,000	22,700,000
Shares redeemed	(3,800,000)	(2,500,000)	(1,400,000)	(1,100,000)

Net increase (decrease)	2,300,000	200,000	71,500,000	21,600,000

See accompanying notes to financial statements.

SPDR ICE BofAML Crossover Corporate Bond ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17

$2,349,330	$1,659,747	$4,387,200	$879,571
69,341	170,274	(9,059,764)	(493,724)
(2,990,133)	666,537	(2,939,017)	697,108

(571,462)	2,496,558	(7,611,581)	1,082,955

(66,099)	6,502	(108,017)	70,172

(2,227,227)	(1,636,974)	(4,469,909)	(818,268)
—	—	—	—

(2,227,227)	(1,636,974)	(4,469,909)	(818,268)

28,872,229	7,808,650	131,777,587	66,833,717
(5,170,108)	—	(28,494,388)	(25,148,275)
66,099	(6,502)	108,017	(70,172)
975	5	—	—

23,769,195	7,802,153	103,391,216	41,615,270

—	—	—	110,168

20,904,407	8,668,239	91,201,709	42,060,297
44,964,222	36,295,983	57,487,916	15,427,619

$65,868,629	$44,964,222	$148,689,625	$57,487,916

$271,698	$149,595	$—	$77,192

1,100,000	300,000	5,200,000	2,650,000
(200,000)	—	(1,175,000)	(1,000,000)

900,000	300,000	4,025,000	1,650,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,936,393	$7,571,442	$22,214,031	$20,501,800
Net realized gain (loss)	(23,592,695)	(7,050,418)	(16,833,944)	2,424,847
Net change in unrealized appreciation/depreciation	(44,635,550)	2,443,733	6,122,861	(22,761,947)

Net increase (decrease) in net assets resulting from operations	(47,291,852)	2,964,757	11,502,948	164,700

Net equalization credits and charges	—	—	(64,650)	112,076

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,011,920)	—	(20,558,373)	(19,941,360)
Return of capital	(10,442,593)	—	—	—

Total distributions to shareholders	(17,454,513)	—	(20,558,373)	(19,941,360)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	717,051,774	38,781,071	119,462,426	223,386,194
Cost of shares redeemed	(263,705,608)	(116,875,187)	(185,764,143)	(87,336,543)
Net income equalization	—	—	64,650	(112,076)
Other capital	896,040	294,969	20,970	261,913

Net increase (decrease) in net assets from beneficial interest transactions	454,242,206	(77,799,147)	(66,216,097)	136,199,488

Net increase (decrease) in net assets during the period	389,495,841	(74,834,390)	(75,336,172)	116,534,904
Net assets at beginning of period	130,437,514	205,271,904	606,877,956	490,343,052

NET ASSETS AT END OF PERIOD	$519,933,355	$130,437,514	$531,541,784	$606,877,956

Undistributed (distribution in excess of) net investment income (loss)	$(2,298,410)	$(187,219)	$3,740,264	$1,674,341

SHARES OF BENEFICIAL INTEREST:
Shares sold	24,200,000	1,400,000	2,100,000	3,900,000
Shares redeemed	(9,500,000)	(4,300,000)	(3,300,000)	(1,500,000)

Net increase (decrease)	14,700,000	(2,900,000)	(1,200,000)	2,400,000

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF
	Year Ended 6/30/18	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$60.04	$61.66		$60.06	$59.72	$59.66

Income (loss) from investment operations:
Net investment income (loss) (a)	0.98	0.76		0.75	0.68	0.69
Net realized and unrealized gain (loss) (b)	(1.40)	(1.63)		1.58	0.31	0.14

Total from investment operations	(0.42)	(0.87)		2.33	0.99	0.83

Net equalization credits and charges (a)	0.02	(0.00	)(c)	0.01	0.02	(0.01)

Other capital (a)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.94)	(0.75)		(0.74)	(0.67)	(0.71)
Net realized gains	—	—		—	—	(0.05)

Total distributions	(0.94)	(0.75)		(0.74)	(0.67)	(0.76)

Net asset value, end of period	$58.70	$60.04		$61.66	$60.06	$59.72

Total return (d)	(0.67)%	(1.42)%		3.92%	1.69%	1.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$581,140	$444,299		$437,789	$294,311	$167,232
Ratios to average net assets:
Total expenses	0.10%	0.10%		0.10%	0.12%	0.14%
Net investment income (loss)	1.65%	1.26%		1.24%	1.13%	1.16%
Portfolio turnover rate (e)	61%	25%		33%	27%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Corporate Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$32.25	$32.57	$31.53	$32.28	$31.22

Income (loss) from investment operations:
Net investment income (loss) (a)	1.03	0.99	0.97	0.96	1.08
Net realized and unrealized gain (loss) (b)	(1.25)	(0.33)	1.04	(0.88)	1.11

Total from investment operations	(0.22)	0.66	2.01	0.08	2.19

Net equalization credits and charges (a)	(0.01)	0.01	0.00 (c)	0.01	0.00 (c)

Other capital (a)	—	0.00 (c)	0.00 (c)	0.14	0.03

Distributions to shareholders from:
Net investment income	(1.03)	(0.99)	(0.97)	(0.98)	(1.08)
Net realized gains	—	—	—	—	(0.08)

Total distributions	(1.03)	(0.99)	(0.97)	(0.98)	(1.16)

Net asset value, end of period	$30.99	$32.25	$32.57	$31.53	$32.28

Total return (d)	(0.76)%	2.11%	6.56%	0.67%	7.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,496	$29,029	$26,060	$25,220	$32,285
Ratios to average net assets:
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	3.23%	3.09%	3.09%	2.98%	3.42%
Portfolio turnover rate (e)	41%	36%	20%	8%	22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
	Year Ended 6/30/18		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$26.27		$27.18	$26.93	$27.41	$26.61

Income (loss) from investment operations:
Net investment income (loss) (a)	0.64		0.54	0.82	0.79	0.53
Net realized and unrealized gain (loss) (b)	(0.67)		(0.68)	0.23	(0.22)	0.69

Total from investment operations	(0.03)		(0.14)	1.05	0.57	1.22

Net equalization credits and charges (a)	(0.00	)(c)	0.01	0.02	(0.01)	0.01

Other capital (a)	0.01		0.01	0.01	0.00 (c)	0.02

Distributions to shareholders from:
Net investment income	(0.82)		(0.79)	(0.79)	(0.77)	(0.44)
Net realized gains	—		—	—	(0.27)	(0.01)
Return of Capital	—		—	(0.04)	—	—

Total distributions	(0.82)		(0.79)	(0.83)	(1.04)	(0.45)

Net asset value, end of period	$25.43		$26.27	$27.18	$26.93	$27.41

Total return (d)	(0.07)%		(0.44)%	4.08%	2.03%	4.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$228,860		$225,933	$225,585	$150,787	$126,085
Ratios to average net assets:
Total expenses	0.19%		0.20%	0.20%	0.20%	0.20%
Net expenses	0.18%		0.18%	0.16%	0.20%	0.20%
Net investment income (loss)	2.47%		2.03%	3.05%	2.88%	1.96%
Portfolio turnover rate (e)	175%		323%	356%	221%	379%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$31.23	$31.48		$30.71	$36.48	$34.67

Income (loss) from investment operations:
Net investment income (loss) (a)	0.00 (b)	0.03		0.17	0.19	0.30
Net realized and unrealized gain (loss) (c)	0.28	(0.42)		0.59	(5.91)	1.53

Total from investment operations	0.28	(0.39)		0.76	(5.72)	1.83

Voluntary contribution from Adviser	—	0.18		—	—	—

Net equalization credits and charges (a)	—	—		—	(0.01)	—

Other capital (a)	0.01	0.00	(b)	0.03	0.02	0.01

Distributions to shareholders from:
Net investment income	(0.14)	—		—	(0.01)	0.00 (b)
Net realized gains	—	(0.04)		(0.02)	(0.05)	(0.03)

Total distributions	(0.14)	(0.04)		(0.02)	(0.06)	(0.03)

Net asset value, end of period	$31.38	$31.23		$31.48	$30.71	$36.48

Total return (d)	0.90%	(0.66	)%(e)	2.56%	(15.67)%	5.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$332,582	$196,749		$182,560	$199,591	$273,606
Ratios to average net assets:
Total expenses	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	0.01%	0.11%		0.55%	0.59%	0.84%
Portfolio turnover rate (f)	63%	74%		85%	83%	83%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If the Adviser had not made a one — time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17		Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$33.17	$32.44		$31.34		$37.68	$34.17

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.42		0.57		0.49	0.64
Net realized and unrealized gain (loss) (b)	0.63	0.30		0.53		(6.50)	3.44

Total from investment operations	0.88	0.72		1.10		(6.01)	4.08

Other capital (a)	0.04	0.01		(0.00	)(c)	0.01	0.05

Distributions to shareholders from:
Net investment income	(0.22)	—		(0.00	)(c)	(0.33)	(0.60)
Net realized gains	—	(0.00	)(c)	—		(0.01)	(0.02)

Total distributions	(0.22)	(0.00	)(c)	(0.00	)(c)	(0.34)	(0.62)

Net asset value, end of period	$33.87	$33.17		$32.44		$31.34	$37.68

Total return (d)	2.71%	2.26%		3.54%		(16.02)%	12.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$230,286	$149,286		$139,508		$191,155	$316,502
Ratios to average net assets:
Total expenses	0.50%	0.50%		0.50%		0.54%	0.55%
Net investment income (loss)	0.72%	1.30%		1.80%		1.43%	1.77%
Portfolio turnover rate (e)	23%	14%		19%		28%	23%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14
Net asset value, beginning of period	$30.69	$30.48	$30.55	$30.63		$30.47

Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	0.41	0.25	0.17		0.16
Net realized and unrealized gain (loss) (b)	(0.04)	0.16	(0.10)	(0.08)		0.14

Total from investment operations	0.59	0.57	0.15	0.09		0.30

Net equalization credits and charges (a)	0.02	0.01	0.00 (c)	0.00	(c)	0.01

Other capital (a)	0.01	0.01	0.02	0.00	(c)	0.01

Distributions to shareholders from:
Net investment income	(0.57)	(0.38)	(0.24)	(0.17)		(0.16)
Net realized gains	—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.57)	(0.38)	(0.24)	(0.17)		(0.16)

Net asset value, end of period	$30.74	$30.69	$30.48	$30.55		$30.63

Total return (d)	2.01%	1.98%	0.55%	0.29%		1.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,430,056	$1,230,813	$563,854	$387,936		$385,915
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%		0.15%
Net investment income (loss)	2.06%	1.33%	0.83%	0.56%		0.51%
Portfolio turnover rate (e)	16%	23%	28%	21%		12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR ICE BofAML Crossover Corporate Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$26.45	$25.93	$25.68	$26.58	$25.30

Income (loss) from investment operations:
Net investment income (loss) (a)	1.08	1.11	1.07	1.02	1.03
Net realized and unrealized gain (loss) (b)	(1.09)	0.52	0.28	(0.97)	1.35

Total from investment operations	(0.01)	1.63	1.35	0.05	2.38

Net equalization credits and charges (a)	(0.03)	0.00 (c)	(0.01)	(0.02)	—

Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.07	0.02

Distributions to shareholders from:
Net investment income	(1.08)	(1.11)	(1.09)	(0.98)	(1.03)
Net realized gains	—	—	—	(0.02)	(0.09)

Total distributions	(1.08)	(1.11)	(1.09)	(1.00)	(1.12)

Net asset value, end of period	$25.33	$26.45	$25.93	$25.68	$26.58

Total return (d)	(0.19)%	6.42%	5.39%	0.42%	9.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$65,869	$44,964	$36,296	$43,664	$29,235
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.15%	4.25%	4.27%	3.88%	4.00%
Portfolio turnover rate (e)	29%	24%	36%	16%	18%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Year Ended 6/30/18	Year Ended 6/30/17		For the Period 6/2/16* - 6/30/16
Net asset value, beginning of period	$25.55	$25.71		$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.92	0.90		0.05
Net realized and unrealized gain (loss) (b)	(1.68)	(0.35)		0.56

Total from investment operations	(0.76)	0.55		0.61

Net equalization credits and charges (a)	(0.02)	0.07		0.10

Voluntary contribution from Adviser	—	0.11		—

Distributions to shareholders from:
Net investment income	(1.07)	(0.89)		—

Net asset value, end of period	$23.70	$25.55		$25.71

Total return (c)	(3.26)%	2.98	%(d)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,690	$57,488		$15,428
Ratios to average net assets:
Net expenses	0.15%	0.25%		0.21	%(e)
Net investment income (loss)	3.66%	3.55%		2.23	%(e)
Portfolio turnover rate (f)	189%	71%		3	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If the Adviser had not made a one — time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$28.99	$27.74	$27.08	$31.25	$29.74

Income (loss) from investment operations:
Net investment income (loss) (a)	1.41	1.38	1.47	1.43	1.51
Net realized and unrealized gain (loss) (b)	(2.28)	(0.18)	(0.90)	(5.64)	0.47

Total from investment operations	(0.87)	1.20	0.57	(4.21)	1.98

Other capital (a)	0.06	0.05	0.09	0.04	0.09

Distributions to shareholders from:
Net investment income	(0.67)	—	—	—	(0.56)
Return of Capital	(0.43)	—	—	—	—

Total distributions	(1.10)	—	—	—	(0.56)

Net asset value, end of period	$27.08	$28.99	$27.74	$27.08	$31.25

Total return (c)	(3.03)%	4.49%	2.44%	(13.35)%	6.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$519,933	$130,438	$205,272	$97,487	$100,014
Ratios to average net assets:
Total expenses	0.41%	0.47%	0.50%	0.500%	0.50%
Net expenses	0.41%	0.46%	0.50%	0.50%	0.50%
Net investment income (loss)	4.81%	4.95%	5.67%	4.94%	5.06%
Portfolio turnover rate (d)	83%	42%	44%	35%	69%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P High Yield Municipal Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$57.25	$59.80	$56.21	$56.28	$54.67

Income (loss) from investment operations:
Net investment income (loss) (a)	2.29	2.20	2.56	2.62	2.72
Net realized and unrealized gain (loss) (b)	(0.87)	(2.62)	3.53	(0.17)	1.47

Total from investment operations	1.42	(0.42)	6.09	2.45	4.19

Net equalization credits and charges (a)	(0.01)	0.01	0.04	0.03	0.05

Other capital (a)	0.00 (c)	0.03	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(2.11)	(2.17)	(2.55)	(2.56)	(2.64)

Total distributions	(2.11)	(2.17)	(2.55)	(2.56)	(2.64)

Net asset value, end of period	$56.55	$57.25	$59.80	$56.21	$56.28

Total return (d)	2.53%	(0.60)%	11.23%	4.47%	8.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$531,542	$606,878	$490,343	$382,259	$275,752
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.06%	3.82%	4.48%	4.58%	5.08%
Portfolio turnover rate (e)	19%	11%	23%	38%	21%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes in-kind security transactions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF)

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF (formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SPDR Dorsey Wright Fixed Income Allocation ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund’s may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended June 30, 2018:

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF

SPDR Dorsey Wright Fixed Income Allocation ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

4.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended June 30, 2018, the following Fund entered into forward foreign currency exchange contracts for the strategies listed below:

Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$855,506	$—	$—	$—	$855,506

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$906,213	$—	$—	$—	$906,213

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$12,364	$—	$—	$—	$12,364
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	—	28,775	—	—	—	28,775

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$12,013	$—	$—	$—	$12,013
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(50,707)	—	—	—	(50,707)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2018:

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Standard Chartered Bank	$805,477	$(805,477)	$—	$—
UBS AG London	50,029	(50,029)	—	—

	$855,506	$(855,506)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Standard Chartered Bank	$(837,284)	$805,477	$—	$(31,807)
UBS AG London	(68,929)	50,029	—	(18,900)

	$(906,213)	$855,506	$—	$(50,707)

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

157

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018

5.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10%
SPDR Bloomberg Barclays Corporate Bond ETF	0.16
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.06	(1)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15
SPDR ICE BofAML Crossover Corporate Bond ETF	0.40	(2)
SPDR Dorsey Wright Fixed Income Allocation ETF	0.60	(3)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.40
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.50	(2)

(1)	Effective May 30, 2018 SSGA FM has agreed to reduce the Fund’s management fee from 0.20% to 0.06% of the Fund’s average daily net assets.
(2)

The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% and .45% until October 31, 2018 for the SPDR ICE BofAML Crossover Corporate Bond ETF, and SPDR Nuveen S&P High Yield Municipal Bond ETF respectively.

(3)	The unitary fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies.

The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund, except SPDR Dorsey Wright Fixed Income Allocation ETF, until October 31, 2018.

Nuveen Asset Management receives fees from the Advisor for its services as the sub-adviser to the SPDR Nuveen S&P High Yield Municipal Bond ETF.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF, and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.

Distributor

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

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June 30, 2018

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

Other	Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.

On December 16, 2016 and on February 28, 2017, the Adviser agreed to make a voluntary contribution of $110,168 and $1,070,778 to the SPDR Dorsey Wright Fixed Income Allocation ETF and the SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, respectively, in connection with two separate portfolio matters.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the SPDR Bloomberg Barclays International Corporate Bond ETF had a cash overdraft related to income payments.

6. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7. Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$394,280,281	$392,592,404	$—	$—
SPDR Bloomberg Barclays Corporate Bond ETF	—	—	8,725,885	8,917,567
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	398,897,287	381,372,754	—	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	182,007,488	153,105,206
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	121,891,329	51,940,948
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	—	913,177,084	295,061,153
SPDR ICE BofAML Crossover Corporate Bond ETF	—	—	15,986,604	14,479,541
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	224,775,731	224,676,797
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	537,346,500	352,139,943
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	107,579,013	102,267,584

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June 30, 2018

For the period ended June 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$349,696,922	$197,894,804	$(1,746,723)
SPDR Bloomberg Barclays Corporate Bond ETF	—	12,528,423	101,416
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	24,501,325	—	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	128,872,495	15,003,164	936,508
SPDR Bloomberg Barclays International Corporate Bond ETF	117,593,990	99,148,427	1,329,262
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,796,345,745	41,194,575	262,872
SPDR ICE BofAML Crossover Corporate Bond ETF	28,269,940	5,081,628	1,983
SPDR Dorsey Wright Fixed Income Allocation ETF	127,491,820	24,221,615	439,985
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	296,031,907	44,264,928	181,534
SPDR Nuveen S&P High Yield Municipal Bond ETF	112,316,485	185,362,130	3,050,377

8.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

9.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, wash sale loss deferrals, expired capital loss carryover, forward contracts, and distributions in excess of current earnings. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

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June 30, 2018

The tax character of distributions paid during the year ended June 30, 2018, was as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$10,352,809	$—	$—	$—	$10,352,809
SPDR Bloomberg Barclays Corporate Bond ETF	712,470	—	—	—	712,470
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	6,939,329	—	—	—	6,939,329
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	998,437	—	33,098	—	1,031,535
SPDR Bloomberg Barclays International Corporate Bond ETF	1,438,548	—	—	—	1,438,548
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	34,701,857	—	—	—	34,701,857
SPDR ICE BofAML Crossover Corporate Bond ETF	2,227,227	—	—	—	2,227,227
SPDR Dorsey Wright Fixed Income Allocation ETF	4,469,909	—	—	—	4,469,909
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	7,011,920	—	—	10,442,593	17,454,513
SPDR Nuveen S&P High Yield Municipal Bond ETF	553,182	20,005,191	—	—	20,558,373

The tax character of distributions paid during the year ended June 30, 2017, was as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$5,942,167	$—	$—	$5,942,167
SPDR Bloomberg Barclays Corporate Bond ETF	896,556	—	—	896,556
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	9,048,574	—	—	9,048,574
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	227,044	227,044
SPDR Bloomberg Barclays International Corporate Bond ETF	7,702	—	5,394	13,096
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	10,198,498	—	—	10,198,498
SPDR ICE BofAML Crossover Corporate Bond ETF	1,636,974	—	—	1,636,974
SPDR Dorsey Wright Fixed Income Allocation ETF	818,268	—	—	818,268
SPDR Nuveen S&P High Yield Municipal Bond ETF	323,619	19,617,741	—	19,941,360

At June 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	613,464	—	(6,583,356)	—	(13,321,120)	—	(19,291,012)
SPDR Bloomberg Barclays Corporate Bond ETF	6,635	—	(368,922)	—	(363,259)	—	(725,546)
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	103,539	—	(9,314,289)	—	(7,068,695)	—	(16,279,445)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	3,097,036	—	—	—	(3,041,263)	—	55,773
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	(56,820)	—	(10,226,371)	—	(10,283,191)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	5,687,848	—	(413,827)	—	2,843,230	—	8,117,251
SPDR ICE BofAML Crossover Corporate Bond ETF	271,698	—	(581,378)	—	(1,622,485)	—	(1,932,165)
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	(9,829,547)	—	(2,209,792)	—	(12,039,339)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	(8,411,921)	—	(49,759,409)	—	(58,171,330)
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	4,306,308	(25,184,160)	—	8,681,172	—	(12,196,680)

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

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June 30, 2018

As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$2,244,895	$4,338,461
SPDR Bloomberg Barclays Corporate Bond ETF	181,783	187,139
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	5,719,200	3,595,089
SPDR Bloomberg Barclays International Corporate Bond ETF	56,820	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	413,827
SPDR ICE BofAML Crossover Corporate Bond ETF	32,035	549,343
SPDR Dorsey Wright Fixed Income Allocation ETF	9,659,352	170,195
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	6,231,912	2,180,009
SPDR Nuveen S&P High Yield Municipal Bond ETF	12,022,940	13,161,220

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$590,024,041	$83,246	$13,404,366	$(13,321,120)
SPDR Bloomberg Barclays Corporate Bond ETF	15,755,139	59,775	423,034	(363,259)
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	261,370,644	106,291	7,174,986	(7,068,695)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	332,906,004	2,467,217	5,487,393	(3,020,176)
SPDR Bloomberg Barclays International Corporate Bond ETF	237,698,807	885,079	11,027,972	(10,142,893)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	3,430,500,855	4,775,418	1,932,188	2,843,230
SPDR ICE BofAML Crossover Corporate Bond ETF	67,517,239	342,812	1,965,297	(1,622,485)
SPDR Dorsey Wright Fixed Income Allocation ETF	168,218,118	1,775,444	3,985,236	(2,209,792)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	554,442,716	1,074,800	50,044,635	(48,969,835)
SPDR Nuveen S&P High Yield Municipal Bond ETF	516,382,626	15,127,591	6,446,419	8,681,172

10.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets

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June 30, 2018

and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Corporate Bond ETF	$676,199	$76,060	$614,565	$690,625
SPDR Bloomberg Barclays International Corporate Bond ETF	282,544	292,825	—	292,825
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	45,192,169	11,562,360	34,574,415	46,136,775
SPDR ICE BofAML Crossover Corporate Bond ETF	1,749,961	948,118	837,508	1,785,626
SPDR Dorsey Wright Fixed Income Allocation ETF	20,857,919	17,313,325	4,089,925	21,403,250

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:

		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Corporate Bond ETF	Corporate Bonds & Notes	$76,060	$—	$—	$—	$76,060	$76,060
SPDR Bloomberg Barclays International Corporate Bond ETF	Corporate Bonds & Notes	292,825	—	—	—	292,825	292,825
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	11,562,360	—	—	—	11,562,360	11,562,360
SPDR ICE BofAML Crossover Corporate Bond ETF	Corporate Bonds & Notes	948,118	—	—	—	948,118	948,118
SPDR Dorsey Wright Fixed Income Allocation ETF	Mutual Funds and Exchange Traded Products	17,313,325	—	—	—	17,313,325	17,313,325

11.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.

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June 30, 2018

The following Funds participate in the credit facility as of June 30, 2018:

SPDR Bloomberg Barclays Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR ICE BofAML Crossover Corporate Bond ETF (formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

The Funds had no outstanding loans as of June 30, 2018.

12.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

13.	Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

Effective July 31, 2018 (the “Effective Date”), the name of the SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF was changed to the SPDR Bloomberg Barclays Corporate Bond ETF and its benchmark index was changed from the Bloomberg Barclays Issuer Scored Corporate Index to the Bloomberg Barclays US Corporate Bond Index (the “New Index”). Accordingly, as of the Effective Date, the SPDR Bloomberg Barclays Corporate Bond ETF has a principal investment strategy to track the New Index.

In addition, as of the Effective Date, the Adviser agreed to reduce the management fee of the SPDR Bloomberg Barclays Corporate Bond ETF from 0.16% to 0.06% of the Fund’s average daily net assets.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Intermediate Term Treasury ETF, SPDR Bloomberg Barclays Corporate Bond ETF, SPDR Bloomberg Barclays Mortgage Backed Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, SPDR ICE BofAML Crossover Corporate Bond ETF, SPDR Dorsey Wright Fixed Income Allocation ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF and the Board of Trustees of SPDR® Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Intermediate Term Treasury ETF, SPDR Bloomberg Barclays Corporate Bond ETF, SPDR Bloomberg Barclays Mortgage Backed Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, SPDR ICE BofAML Crossover Corporate Bond ETF (formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF), SPDR Dorsey Wright Fixed Income Allocation ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF (collectively referred to as the “Funds”) (ten of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting SPDR® Series Trust) at June 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Bloomberg Barclays Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Bloomberg Barclays International Corporate Bond ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR ICE BofAML Crossover Corporate Bond ETF (formerly, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF)	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Individual Fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Dorsey Wright Fixed Income Allocation ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the two years in the period ended June 30, 2018 and the period from June 2, 2016 (commencement of operations) through June 30, 2016
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018
SPDR Nuveen S&P High Yield Municipal Bond ETF	For the year ended June 30, 2018	For each of the two years in the period ended June 30, 2018	For each of the five years in the period ended June 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

August 31, 2018

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OTHER INFORMATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10%	$994.40	$0.49	$1,024.30	$0.50
SPDR Bloomberg Barclays Corporate Bond ETF	0.16	971.70	0.78	1,024.00	0.80
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.18	989.40	0.89	1,023.90	0.90
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.36	978.10	1.77	1,023.00	1.81
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	964.90	2.44	1,022.30	2.51
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15	1,010.70	0.75	1,024.10	0.75
SPDR ICE BofAML Crossover Corporate Bond ETF	0.30	974.60	1.47	1,023.30	1.51
SPDR Dorsey Wright Fixed Income Allocation ETF	0.14	946.60	0.68	1,024.10	0.70
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.41	930.60	1.96	1,022.80	2.06
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,026.60	2.26	1,022.60	2.26

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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OTHER INFORMATION (continued)

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Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2018:

Amount
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	$33,098

The percentage of distributions paid by the Fund that is exempt-interest distributions is as follows:

Percentage
SPDR Nuveen S&P High Yield Municipal Bond ETF	97.31%

Foreign Tax Credit

The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2018, the total amount of foreign taxes that will be passed through are:

Amount
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	$145,715
SPDR Bloomberg Barclays International Corporate Bond ETF	17,036
SPDR Dorsey Wright Fixed Income Allocation ETF	17,555
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1,025,794

The amount of foreign source income earned on the following Funds during the year ended June 30, 2018 were as follows:

Amount
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	$1,202,252
SPDR Bloomberg Barclays International Corporate Bond ETF	2,869,432
SPDR Dorsey Wright Fixed Income Allocation ETF	126,277
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	23,123,407

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.

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Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational fixed income series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience

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in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.

Fees Charged to Comparable Funds

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

Conclusion

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

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Approval of Nuveen Asset Management Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the Nuveen Sub-Advisory Agreement, the Board requested and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.

After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.

Approval of State Street Global Advisors Limited Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately to consider the SSGA Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

To evaluate the SSGA Limited Sub-Advisory Agreement, the Board requested, and SSGA Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, and the extent to which each Foreign Fixed Income ETF tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by

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the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.

After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.

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TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000-2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†

For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

*

Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018-present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016-present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011-July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*

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OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**

Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-866-787-2257.

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SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Estefania Salomon, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Fixed Income Funds

For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.

State Street Global Advisors

One Iron Street

Boston, MA 02210

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF’s net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.

“ICE Data” and the “ICE BofAML US Diversified Crossover Corporate Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.

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Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

© 2018 State Street Corporation - All Rights Reserved

SPDRLEGACYFIAR

Annual Report
June 30, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays TIPS ETF
SPDR FTSE International Government Inflation-Protected Bond ETF (formerly, SPDR Citi International Government Inflation-Protected Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays 1-10 Year Government Inflation-linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value.
The Bloomberg Barclays Global Treasury Ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively).
The Bloomberg Barclays U.S. Government Inflation-linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The FTSE International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The FTSE International Inflation-Linked Securities Select Index prior to May 31, 2018 was known as the Citi International Inflation-Linked Securities Select Index.
See accompanying notes to financial statements.
1

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
Management Discussion of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.31%, and the Index was 1.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a positive effect on Fund performance. The US Personal Consumption Expenditure Core Price Index moved toward the Federal Reserve’s 2.0% target over the reporting period while unemployment fell to the lowest level seen in over a decade. The Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. Over the period, the TIPS curve flattened as front end yields moved higher and back end yields pushed lower.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-linked Bond Index
ONE YEAR	1.31%	1.31%	1.47%	1.31%	1.31%	1.47%
FIVE YEARS	5.38%	5.56%	6.20%	1.05%	1.09%	1.21%
SINCE INCEPTION(1)	2.15%	2.13%	2.93%	0.42%	0.41%	0.57%

(1)	For the period May 29, 2013 to June 30, 2018. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	5.2%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	4.6
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2022	4.4
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	4.4
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	4.3
TOTAL	22.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
Management Discussion of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.16%, and the Index was 1.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index
Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a positive effect on Fund performance. Similarly, the Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a positive effect on Fund performance. By Reporting Period end, the yield curve flattened as the front end moved more than the back end.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
ONE YEAR	1.16%	1.18%	1.29%	1.16%	1.18%	1.29%
FIVE YEARS	1.27%	1.28%	1.93%	0.25%	0.26%	0.38%
TEN YEARS	1.98%	1.96%	3.10%	0.20%	0.19%	0.31%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.1369%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
U.S. Treasury Bill 1.87% 9/13/2018	13.0%
U.S. Treasury Bill 1.79% 8/16/2018	12.6
U.S. Treasury Bill 1.84% 8/23/2018	10.7
U.S. Treasury Bill 1.83% 8/30/2018	10.7
U.S. Treasury Bill 1.92% 9/6/2018	10.7
TOTAL	57.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND
Management Discussion of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Barclays Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.02%, and the Index was 2.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index
Geopolitical tensions, global interest rates and relative currency strengths were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news. For global interest rates, various central bank policies and views based upon local fundamentals determined their individual decisions, which had a positive effect on Fund performance. Relative currency strengths were influenced by relative growth rates, monetary policies and politics, also had a positive effect on Fund performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays International Treasury Bond ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury Ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury Ex-US Capped Index
ONE YEAR	2.02%	1.56%	2.60%	2.02%	1.56%	2.60%
FIVE YEARS	2.75%	2.38%	5.60%	0.54%	0.47%	1.10%
TEN YEARS	15.60%	15.25%	22.46%	1.46%	1.43%	2.05%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays International Treasury Bond ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Denmark Government Bond 4.50% 11/15/2039	0.5%
Government of Japan 10 Year Bond 0.10% 9/20/2026	0.4
Indonesia Treasury Bond 6.13% 5/15/2028	0.4
Belgium Government Bond 5.00% 3/28/2035	0.4
Korea Treasury Bond 2.00% 3/10/2020	0.4
TOTAL	2.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
Foreign Government Obligations	99.1%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of June 30, 2018

Description	% of Total Investments
Japan	23.0%
United Kingdom	5.8
France	5.8
Italy	5.3
Belgium	4.6
Canada	4.6
Germany	4.6
Netherlands	4.6
Australia	4.6
Spain	4.6
TOTAL	67.5%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS TIPS ETF
Management Discussion of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.10%, and the Index was 2.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index
Geopolitical tensions, fiscal policy expectations and Federal Reserve interest rate hikes were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news as investors focused on increased inflation expectations due to fiscal policy implementation, which had a positive effect on Fund performance. The US Personal Consumption Expenditure Core Price Index moved toward the Federal Reserve’s 2.0% target over the reporting period while unemployment fell to the lowest level seen in over a decade. The Federal Reserve’s gradual removal of monetary accommodation pushed yields higher across the curve, which had a negative effect on Fund performance. Over the period, the TIPS curve flattened as front end yields moved higher and back end yields pushed lower.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Bloomberg Barclays TIPS ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-linked Bond Index
ONE YEAR	2.10%	2.14%	2.26%	2.10%	2.14%	2.26%
FIVE YEARS	8.49%	8.67%	9.38%	1.64%	1.68%	1.81%
TEN YEARS	33.81%	33.49%	35.82%	2.96%	2.93%	3.11%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Bloomberg Barclays TIPS ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	4.1%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	3.6
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	3.5
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2022	3.4
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.4
TOTAL	18.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	99.3%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
Management Discussion of Fund Performance (Unaudited)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the FTSE International Inflation-Linked Securities Select Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.21%, and the Index was 1.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index
Geopolitical tensions, global inflation expectations and relative currency strengths were primary drivers of Fund performance during the Reporting Period. Geopolitical tensions were mostly centered around North Korea’s military provocations and, separately, the potential for a global trade war. Although these events were initially perceived as risk-off, ultimately the market shrugged off the news. For global inflation expectations, various central bank policies and views based upon local fundamentals determined their individual decisions, which had a positive effect on Fund performance. Relative currency strengths were influenced by relative growth rates, monetary policies and politics, also had a positive effect on Fund performance.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR FTSE International Government Inflation-Protected Bond ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index
ONE YEAR	1.21%	0.78%	1.67%	1.21%	0.78%	1.67%
FIVE YEARS(1) (2)	4.22%	3.51%	N/A	0.83%	0.69%	N/A
TEN YEARS(1) (2)	14.61%	13.34%	N/A	1.37%	1.26%	N/A

(1)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(2)	The FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index) inception date is January 15, 2016. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2008 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index from February 15, 2016 through June 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FTSE International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Spain Government Inflation Linked Bond 1.80% 11/30/2024	1.4%
Japanese Government CPI Linked Bond 0.10% 3/10/2025	1.3
United Kingdom Gilt Inflation Linked 0.13% 3/22/2068	1.3
Mexican Udibonos 4.00% 11/15/2040	1.2
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2022	1.1
TOTAL	6.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
Foreign Government Obligations	99.3%
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
Top Ten Countries as of June 30, 2018

Description	% of Total Investments
United Kingdom	22.6%
France	9.5
Brazil	6.9
Italy	6.1
Mexico	4.7
Canada	4.6
Germany	4.6
Spain	4.6
Japan	4.6
Turkey	4.5
TOTAL	72.7%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 4,703,131	$ 5,142,826
2.00%, 1/15/2026	6,425,329	7,043,895
2.38%, 1/15/2025	9,471,916	10,506,438
2.38%, 1/15/2027	5,279,105	6,007,621
3.63%, 4/15/2028	6,617,039	8,409,000
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	13,631,590	13,489,276
0.13%, 4/15/2021	11,958,849	11,777,194
0.13%, 1/15/2022	11,486,982	11,293,426
0.13%, 4/15/2022	11,652,584	11,416,037
0.13%, 7/15/2022	11,368,016	11,181,581
0.13%, 1/15/2023	11,326,404	11,074,278
0.13%, 7/15/2024	11,012,931	10,708,753
0.13%, 7/15/2026	9,799,903	9,392,423
0.25%, 1/15/2025	11,038,059	10,740,694
0.38%, 7/15/2023	11,093,850	10,996,890
0.38%, 7/15/2025	10,909,205	10,719,822
0.38%, 1/15/2027	10,108,736	9,825,691
0.38%, 7/15/2027	9,593,359	9,337,696
0.50%, 1/15/2028	9,957,450	9,745,257
0.63%, 7/15/2021	10,140,234	10,180,998
0.63%, 4/15/2023	4,628,493	4,622,105
0.63%, 1/15/2024	11,204,182	11,194,323
0.63%, 1/15/2026	11,280,139	11,225,543
1.13%, 1/15/2021	10,691,723	10,832,640
1.25%, 7/15/2020	9,467,388	9,622,937
1.38%, 1/15/2020	5,581,344	5,645,028
1.88%, 7/15/2019	4,445,482	4,518,166
TOTAL U.S. TREASURY OBLIGATIONS (Cost $259,981,646)		256,650,538

See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $65,850)	65,850	$ 65,850
TOTAL INVESTMENTS — 99.4% (Cost $260,047,496)		256,716,388
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		1,478,952
NET ASSETS — 100.0%		$ 258,195,340

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$256,650,538	$—	$256,650,538
Short-Term Investment	65,850	—	—	65,850
TOTAL INVESTMENTS	$65,850	$256,650,538	$—	$256,716,388
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,529	$15,529	$38,169,123	$38,118,802	$—	$—	65,850	$65,850	$3,959
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	14,118,044	14,118,044	—	—	—	—	883
Total		$15,529	$52,287,167	$52,236,846	$—	$—		$65,850	$4,842
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bill:
1.79%, 8/16/2018	$ 426,905,000	$ 425,931,123
1.83%, 8/30/2018	360,929,000	359,828,769
1.84%, 8/2/2018	349,286,000	348,741,718
1.84%, 8/9/2018	349,286,000	348,614,061
1.84%, 8/23/2018	360,929,000	359,978,201
1.87%, 9/13/2018	438,548,000	436,876,159
1.90%, 9/27/2018	360,929,000	359,284,817
1.91%, 9/20/2018	360,929,000	359,425,128
1.92%, 9/6/2018	360,929,000	359,686,653
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,358,148,084)		3,358,366,629

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $6,555,709)	6,555,709	6,555,709
TOTAL INVESTMENTS — 100.0% (Cost $3,364,703,793)		3,364,922,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(369,554)
NET ASSETS — 100.0%		$ 3,364,552,784

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.
(d)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,358,366,629	$—	$3,358,366,629
Short-Term Investment	6,555,709	—	—	6,555,709
TOTAL INVESTMENTS	$6,555,709	$3,358,366,629	$—	$3,364,922,338
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,071,521	$3,071,521	$33,007,581	$29,523,393	$—	$—	6,555,709	$6,555,709	$37,215
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	118	118	—	—	—	—	—
Total		$3,071,521	$33,007,699	$29,523,511	$—	$—		$6,555,709	$37,215
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	4,665,000	$ 3,423,769
Series 151, 2.00%, 12/21/2021	AUD	3,415,000	2,512,239
Series 153, 2.25%, 11/21/2022	AUD	1,880,000	1,389,754
Series 149, 2.25%, 5/21/2028	AUD	5,010,000	3,576,811
Series 155, 2.50%, 5/21/2030	AUD	200,000	144,689
Series 143, 2.75%, 10/21/2019	AUD	3,780,000	2,820,273
Series 137, 2.75%, 4/21/2024	AUD	4,980,000	3,750,990
Series 148, 2.75%, 11/21/2027	AUD	4,350,000	3,247,056
Series 148, 2.75%, 11/21/2027	AUD	1,090,000	813,630
Series 152, 2.75%, 11/21/2028	AUD	4,535,000	3,382,147
Series 154, 2.75%, 11/21/2029	AUD	1,925,000	1,433,368
Series 145, 2.75%, 6/21/2035	AUD	1,464,000	1,059,946
Series 150, 3.00%, 3/21/2047	AUD	2,350,000	1,701,385
Series 139, 3.25%, 4/21/2025	AUD	5,330,000	4,126,841
Series 138, 3.25%, 4/21/2029	AUD	4,425,000	3,453,063
Series 147, 3.25%, 6/21/2039	AUD	1,415,000	1,085,924
Series 144, 3.75%, 4/21/2037	AUD	2,171,000	1,792,669
Series 142, 4.25%, 4/21/2026	AUD	6,245,000	5,166,072
Series 126, 4.50%, 4/15/2020	AUD	5,180,000	3,994,190
Series 140, 4.50%, 4/21/2033	AUD	2,950,000	2,623,776
Series 136, 4.75%, 4/21/2027	AUD	5,845,000	5,046,016
Series 133, 5.50%, 4/21/2023	AUD	4,670,000	3,953,698
Series 124, 5.75%, 5/15/2021	AUD	5,815,000	4,734,599
Series 128, 5.75%, 7/15/2022	AUD	4,680,000	3,933,316
			69,166,221
AUSTRIA — 3.5%
Austria Government Bond:
Series EMTN, Zero Coupon, 9/20/2022 (a)	EUR	1,060,000	1,253,185
Zero Coupon, 7/15/2023 (a)	EUR	1,675,000	1,966,775
0.25%, 10/18/2019 (a)	EUR	1,700,000	2,005,399
0.50%, 4/20/2027 (a)	EUR	1,880,000	2,200,439
0.75%, 10/20/2026 (a)	EUR	2,420,000	2,910,395
0.75%, 2/20/2028 (a)	EUR	1,540,000	1,825,940
1.20%, 10/20/2025 (a)	EUR	2,150,000	2,683,691
1.50%, 2/20/2047 (a)	EUR	1,115,000	1,331,995
1.50%, 11/2/2086 (a)	EUR	510,000	545,909
Series 1, 1.65%, 10/21/2024 (a)	EUR	2,180,000	2,799,404
1.75%, 10/20/2023 (a)	EUR	2,440,000	3,128,629
Series EMTN, 2.10%, 9/20/2117 (a)	EUR	830,000	1,090,320
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
2.40%, 5/23/2034 (a)	EUR	1,510,000	$ 2,124,873
3.15%, 6/20/2044 (a)	EUR	1,420,000	2,335,183
3.40%, 11/22/2022 (a)	EUR	2,205,000	2,992,745
3.50%, 9/15/2021 (a)	EUR	3,215,000	4,238,274
3.65%, 4/20/2022 (a)	EUR	1,794,000	2,415,384
3.80%, 1/26/2062 (a)	EUR	770,000	1,545,569
3.90%, 7/15/2020 (a)	EUR	2,980,000	3,797,949
4.15%, 3/15/2037 (a)	EUR	2,700,000	4,782,479
4.85%, 3/15/2026 (a)	EUR	1,550,000	2,453,277
6.25%, 7/15/2027	EUR	1,905,000	3,376,364
			53,804,178
BELGIUM — 4.6%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,215,000	1,437,367
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,060,000	1,265,351
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,500,000	3,033,130
Series 81, 0.80%, 6/22/2027 (a)	EUR	2,220,000	2,645,771
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,350,000	1,592,699
Series 77, 1.00%, 6/22/2026 (a)	EUR	2,350,000	2,874,950
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,700,000	1,997,225
Series 86, 1.25%, 4/22/2033	EUR	600,000	717,273
Series 84, 1.45%, 6/22/2037 (a)	EUR	270,000	322,697
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,620,000	1,893,236
Series 76, 1.90%, 6/22/2038 (a)	EUR	1,150,000	1,470,789
Series 80, 2.15%, 6/22/2066 (a)	EUR	575,000	729,062
Series 68, 2.25%, 6/22/2023	EUR	2,250,000	2,943,515
Series 83, 2.25%, 6/22/2057 (a)	EUR	545,000	717,572
Series 72, 2.60%, 6/22/2024 (a)	EUR	2,545,000	3,422,691
Series 67, 3.00%, 9/28/2019	EUR	2,055,000	2,504,886
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,235,000	1,836,193
Series 58, 3.75%, 9/28/2020 (a)	EUR	3,160,000	4,045,688
Series 71, 3.75%, 6/22/2045	EUR	1,575,000	2,743,222
Series 48, 4.00%, 3/28/2022	EUR	2,105,000	2,865,179
Series 66, 4.00%, 3/28/2032	EUR	1,660,000	2,701,418
Series 61, 4.25%, 9/28/2021 (a)	EUR	2,435,000	3,280,635
Series 65, 4.25%, 9/28/2022	EUR	2,615,000	3,648,880
Series 60, 4.25%, 3/28/2041 (a)	EUR	2,805,000	5,086,554
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,750,000	2,696,094
Series 44, 5.00%, 3/28/2035 (a)	EUR	3,272,000	6,050,931
Series 31, 5.50%, 3/28/2028	EUR	3,125,000	5,355,554
			69,878,562
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	925,000	$ 821,850
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,850,000	2,050,670
0.75%, 8/1/2019	CAD	2,875,000	2,161,894
0.75%, 9/1/2020	CAD	5,295,000	3,923,400
0.75%, 3/1/2021	CAD	5,035,000	3,705,909
0.75%, 9/1/2021	CAD	3,425,000	2,503,873
1.00%, 9/1/2022	CAD	3,060,000	2,229,663
1.00%, 6/1/2027	CAD	2,890,000	1,992,166
1.25%, 11/1/2019	CAD	3,085,000	2,327,124
1.25%, 2/1/2020	CAD	2,530,000	1,904,140
1.50%, 3/1/2020	CAD	4,580,000	3,459,137
1.50%, 6/1/2023	CAD	3,045,000	2,252,159
1.50%, 6/1/2026	CAD	2,620,000	1,899,039
1.75%, 9/1/2019	CAD	2,740,000	2,081,625
1.75%, 5/1/2020	CAD	2,215,000	1,678,867
1.75%, 8/1/2020	CAD	1,500,000	1,135,790
1.75%, 3/1/2023	CAD	2,895,000	2,169,847
2.00%, 9/1/2023	CAD	800,000	605,268
2.00%, 6/1/2028	CAD	2,590,000	1,939,965
2.00%, 12/1/2051	CAD	435,000	315,163
2.25%, 6/1/2025	CAD	2,600,000	1,990,444
2.50%, 6/1/2024	CAD	3,075,000	2,386,599
2.75%, 6/1/2022	CAD	2,470,000	1,928,119
2.75%, 12/1/2048	CAD	3,035,000	2,585,212
3.25%, 6/1/2021	CAD	2,495,000	1,963,320
3.50%, 6/1/2020	CAD	2,635,000	2,061,688
3.50%, 12/1/2045	CAD	3,185,000	3,056,046
4.00%, 6/1/2041	CAD	2,930,000	2,933,898
5.00%, 6/1/2037	CAD	2,550,000	2,769,903
Series WL43, 5.75%, 6/1/2029	CAD	2,160,000	2,208,325
5.75%, 6/1/2033	CAD	2,430,000	2,675,355
Series A55, 8.00%, 6/1/2023	CAD	500,000	484,237
Series VW17, 8.00%, 6/1/2027	CAD	800,000	894,873
Series A-76, 9.00%, 6/1/2025	CAD	500,000	546,756
			69,642,324
CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	95,000,000	148,789
4.50%, 6/1/2020	CLP	185,000,000	289,938
Series 10YR, 6.00%, 2/1/2021	CLP	95,000,000	154,334
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 10YR, 6.00%, 3/1/2022	CLP	70,000,000	$ 115,154
6.00%, 3/1/2023	CLP	50,000,000	83,068
Chile Government International Bond 5.50%, 8/5/2020	CLP	95,000,000	151,305
			942,588
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 98, Zero Coupon, 7/17/2019	CZK	14,410,000	640,252
Series 101, Zero Coupon, 2/10/2020	CZK	8,930,000	395,146
Series 100, 0.25%, 2/10/2027	CZK	8,900,000	342,712
Series 97, 0.45%, 10/25/2023	CZK	10,170,000	429,271
Series 94, 0.95%, 5/15/2030	CZK	13,950,000	531,224
Series 95, 1.00%, 6/26/2026	CZK	13,950,000	577,554
Series 76, 1.50%, 10/29/2019	CZK	17,800,000	804,622
Series 15Y, 2.00%, 10/13/2033	CZK	3,600,000	149,369
Series 89, 2.40%, 9/17/2025	CZK	15,080,000	698,852
Series 78, 2.50%, 8/25/2028	CZK	20,360,000	938,700
Series 105, 2.75%, 7/23/2029	CZK	7,600,000	353,707
Series 46, 3.75%, 9/12/2020	CZK	15,700,000	745,214
Series 61, 3.85%, 9/29/2021	CZK	13,350,000	648,875
Series 49, 4.20%, 12/4/2036	CZK	7,530,000	409,860
Series 52, 4.70%, 9/12/2022	CZK	17,370,000	881,141
Series 53, 4.85%, 11/26/2057	CZK	2,750,000	167,758
Series 58, 5.70%, 5/25/2024	CZK	19,350,000	1,071,203
			9,785,460
DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	8,735,000	1,395,194
Series 10Y, 0.50%, 11/15/2027	DKK	14,100,000	2,245,427
1.50%, 11/15/2023	DKK	10,875,000	1,857,095
1.75%, 11/15/2025	DKK	16,725,000	2,944,716
3.00%, 11/15/2021	DKK	16,960,000	2,969,471
4.00%, 11/15/2019	DKK	16,110,000	2,685,815
4.50%, 11/15/2039	DKK	27,185,000	7,379,930
7.00%, 11/10/2024	DKK	2,870,000	652,972
			22,130,620
FINLAND — 1.5%
Finland Government Bond:
Series 5YR, Zero Coupon, 4/15/2022 (a)	EUR	960,000	1,134,646
Zero Coupon, 9/15/2023 (a)	EUR	1,190,000	1,396,746
0.38%, 9/15/2020 (a)	EUR	1,245,000	1,484,097
0.50%, 4/15/2026 (a)	EUR	1,056,000	1,251,388
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
0.50%, 9/15/2027 (a)	EUR	1,045,000	$ 1,222,091
0.75%, 4/15/2031 (a)	EUR	920,000	1,069,259
0.88%, 9/15/2025 (a)	EUR	863,000	1,055,328
1.13%, 4/15/2034 (a)	EUR	840,000	1,006,563
Series 30YR, 1.38%, 4/15/2047 (a)	EUR	405,000	492,718
1.50%, 4/15/2023 (a)	EUR	1,050,000	1,325,910
1.63%, 9/15/2022 (a)	EUR	1,000,000	1,262,771
2.00%, 4/15/2024 (a)	EUR	1,040,000	1,356,466
2.63%, 7/4/2042 (a)	EUR	935,000	1,450,379
2.75%, 7/4/2028 (a)	EUR	1,035,000	1,467,605
3.38%, 4/15/2020 (a)	EUR	1,350,000	1,688,989
3.50%, 4/15/2021 (a)	EUR	1,150,000	1,493,281
4.00%, 7/4/2025 (a)	EUR	1,232,000	1,821,304
4.38%, 7/4/2019 (a)	EUR	1,030,000	1,263,440
			23,242,981
FRANCE — 5.7%
France Government Bond OAT:
Zero Coupon, 2/25/2020	EUR	1,240,000	1,461,444
Zero Coupon, 5/25/2020	EUR	1,000,000	1,180,168
Zero Coupon, 2/25/2021	EUR	1,100,000	1,300,326
Zero Coupon, 5/25/2021	EUR	1,000,000	1,182,947
Zero Coupon, 5/25/2022	EUR	1,380,000	1,631,109
Zero Coupon, 3/25/2023	EUR	1,510,000	1,776,576
0.25%, 11/25/2020	EUR	1,500,000	1,783,935
0.25%, 11/25/2026	EUR	1,560,000	1,799,861
0.50%, 11/25/2019	EUR	1,105,000	1,309,508
0.50%, 5/25/2025	EUR	1,950,000	2,327,025
0.50%, 5/25/2026	EUR	1,760,000	2,083,928
0.75%, 5/25/2028	EUR	1,660,000	1,964,124
0.75%, 11/25/2028	EUR	250,000	294,261
1.00%, 11/25/2025	EUR	1,650,000	2,033,762
1.00%, 5/25/2027	EUR	1,610,000	1,966,464
1.25%, 5/25/2034	EUR	300,000	360,218
1.25%, 5/25/2036 (a)	EUR	1,240,000	1,467,186
1.50%, 5/25/2031	EUR	1,805,000	2,270,350
1.75%, 5/25/2023	EUR	1,835,000	2,343,726
1.75%, 11/25/2024	EUR	1,500,000	1,937,387
1.75%, 6/25/2039 (a)	EUR	600,000	759,833
1.75%, 5/25/2066 (a)	EUR	425,000	500,122
2.00%, 5/25/2048 (a)	EUR	1,085,000	1,405,265
2.25%, 10/25/2022	EUR	1,950,000	2,525,501
2.25%, 5/25/2024	EUR	1,600,000	2,116,349
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
2.50%, 10/25/2020	EUR	1,650,000	$ 2,062,274
2.50%, 5/25/2030	EUR	1,650,000	2,305,023
2.75%, 10/25/2027	EUR	1,900,000	2,674,806
3.00%, 4/25/2022	EUR	2,150,000	2,833,356
3.25%, 10/25/2021	EUR	1,925,000	2,523,195
3.25%, 5/25/2045	EUR	1,265,000	2,073,019
3.50%, 4/25/2020	EUR	1,970,000	2,470,262
3.50%, 4/25/2026	EUR	1,700,000	2,485,808
3.75%, 10/25/2019	EUR	1,650,000	2,035,843
3.75%, 4/25/2021	EUR	2,150,000	2,810,628
4.00%, 10/25/2038	EUR	1,290,000	2,267,151
4.00%, 4/25/2055	EUR	750,000	1,448,670
4.00%, 4/25/2060	EUR	685,000	1,359,485
4.25%, 10/25/2023	EUR	2,250,000	3,239,387
4.50%, 4/25/2041	EUR	1,720,000	3,277,200
4.75%, 4/25/2035	EUR	1,315,000	2,416,780
5.50%, 4/25/2029	EUR	1,450,000	2,552,932
5.75%, 10/25/2032	EUR	1,615,000	3,120,692
6.00%, 10/25/2025	EUR	1,250,000	2,079,699
8.50%, 10/25/2019	EUR	450,000	588,222
8.50%, 4/25/2023	EUR	430,000	713,255
			87,119,062
GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 9/13/2019	EUR	840,000	988,953
Zero Coupon, 12/13/2019	EUR	830,000	978,787
Zero Coupon, 3/13/2020	EUR	820,000	968,491
Zero Coupon, 8/15/2026	EUR	1,475,000	1,704,268
0.25%, 2/15/2027	EUR	1,880,000	2,207,094
0.50%, 8/15/2027	EUR	1,470,000	1,755,524
0.50%, 2/15/2028	EUR	990,000	1,176,806
1.25%, 8/15/2048	EUR	490,000	605,510
Series 98, 4.75%, 7/4/2028	EUR	600,000	1,008,699
Series 94, 6.25%, 1/4/2024	EUR	200,000	317,157
Federal Republic of Germany:
Series 171, Zero Coupon, 4/17/2020	EUR	1,255,000	1,483,456
Series 173, Zero Coupon, 4/9/2021	EUR	1,400,000	1,661,698
Series 174, Zero Coupon, 10/8/2021	EUR	1,250,000	1,485,019
Series 175, Zero Coupon, 4/8/2022	EUR	1,045,000	1,241,774
Series 176, Zero Coupon, 10/7/2022	EUR	1,120,000	1,329,565
Series 177, Zero Coupon, 4/14/2023	EUR	565,000	669,106
Series 170, 0.25%, 10/11/2019	EUR	1,000,000	1,181,519
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 172, 0.25%, 10/16/2020	EUR	1,120,000	$ 1,334,790
0.50%, 2/15/2025	EUR	1,250,000	1,513,583
0.50%, 2/15/2026	EUR	1,423,000	1,717,232
1.00%, 8/15/2024	EUR	1,325,000	1,653,813
1.00%, 8/15/2025	EUR	1,848,000	2,312,620
1.50%, 9/4/2022	EUR	1,120,000	1,413,433
1.50%, 2/15/2023	EUR	1,220,000	1,547,808
1.50%, 5/15/2023	EUR	1,050,000	1,335,372
1.50%, 5/15/2024	EUR	1,114,000	1,428,073
1.75%, 7/4/2022	EUR	1,550,000	1,970,658
1.75%, 2/15/2024	EUR	700,000	907,255
2.00%, 1/4/2022	EUR	1,000,000	1,270,960
2.00%, 8/15/2023	EUR	1,050,000	1,369,727
2.25%, 9/4/2020	EUR	1,000,000	1,242,345
2.25%, 9/4/2021	EUR	850,000	1,081,167
2.50%, 1/4/2021	EUR	1,100,000	1,386,434
2.50%, 7/4/2044	EUR	1,377,000	2,182,006
2.50%, 8/15/2046	EUR	1,410,000	2,260,500
3.00%, 7/4/2020	EUR	1,200,000	1,505,014
Series 09, 3.25%, 1/4/2020	EUR	1,250,000	1,547,649
3.25%, 7/4/2021	EUR	1,030,000	1,342,040
3.25%, 7/4/2042	EUR	940,000	1,658,209
Series 09, 3.50%, 7/4/2019	EUR	1,250,000	1,520,764
Series 05, 4.00%, 1/4/2037	EUR	1,337,000	2,440,794
Series 2007, 4.25%, 7/4/2039	EUR	750,000	1,457,937
Series 03, 4.75%, 7/4/2034	EUR	1,125,000	2,134,152
Series 08, 4.75%, 7/4/2040	EUR	905,000	1,893,546
Series 00, 5.50%, 1/4/2031	EUR	1,000,000	1,884,759
Series 98, 5.63%, 1/4/2028	EUR	850,000	1,494,526
Series 00, 6.25%, 1/4/2030	EUR	500,000	969,993
Series 97, 6.50%, 7/4/2027	EUR	450,000	822,205
			69,362,790
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	2,200,000	273,764
1.06%, 2/5/2020	HKD	2,650,000	333,581
1.10%, 1/17/2023	HKD	1,350,000	163,972
1.16%, 5/18/2022	HKD	600,000	73,870
1.25%, 6/29/2027	HKD	600,000	70,344
1.68%, 1/21/2026	HKD	800,000	98,106
2.22%, 8/7/2024	HKD	1,000,000	127,734
2.46%, 8/4/2021	HKD	1,850,000	238,632
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
2.93%, 1/13/2020	HKD	1,500,000	$ 194,242
			1,574,245
HUNGARY — 0.5%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	60,000,000	205,174
Series 20/C, 1.00%, 9/23/2020	HUF	102,690,000	361,009
Series 22/B, 1.75%, 10/26/2022	HUF	202,040,000	700,188
Series 19/C, 2.00%, 10/30/2019	HUF	55,700,000	200,962
Series 21/B, 2.50%, 10/27/2021	HUF	152,110,000	547,876
Series 26/D, 2.75%, 12/22/2026	HUF	72,930,000	245,445
Series 24/B, 3.00%, 6/26/2024	HUF	164,000,000	587,199
Series 27/A, 3.00%, 10/27/2027	HUF	192,100,000	649,012
Series 20/B, 3.50%, 6/24/2020	HUF	150,300,000	555,812
Series 25/B, 5.50%, 6/24/2025	HUF	250,300,000	1,026,999
Series 23/A, 6.00%, 11/24/2023	HUF	207,490,000	862,954
Series 28/A, 6.75%, 10/22/2028	HUF	56,570,000	253,076
Series 22/A, 7.00%, 6/24/2022	HUF	214,500,000	898,839
Series 20/A, 7.50%, 11/12/2020	HUF	176,700,000	713,264
			7,807,809
INDONESIA — 1.7%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	60,000,000,000	3,862,526
Series FR64, 6.13%, 5/15/2028	IDR	100,000,000,000	6,193,301
Series FR65, 6.63%, 5/15/2033	IDR	50,000,000,000	3,026,867
Series FR61, 7.00%, 5/15/2022	IDR	30,000,000,000	2,050,593
Series FR59, 7.00%, 5/15/2027	IDR	25,000,000,000	1,637,299
Series FR75, 7.50%, 5/15/2038	IDR	60,000,000,000	3,904,396
Series FR53, 8.25%, 7/15/2021	IDR	25,000,000,000	1,773,378
Series FR70, 8.38%, 3/15/2024	IDR	30,000,000,000	2,138,521
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.25%, 5/15/2019	IDR	21,000,000,000	1,456,063
			26,042,944
IRELAND — 1.9%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	1,110,000	1,302,863
0.80%, 3/15/2022	EUR	1,415,000	1,715,028
0.90%, 5/15/2028	EUR	1,230,000	1,447,432
1.00%, 5/15/2026	EUR	2,340,000	2,833,974
1.30%, 5/15/2033	EUR	830,000	970,707
1.70%, 5/15/2037	EUR	1,085,000	1,323,114
2.00%, 2/18/2045	EUR	1,680,000	2,125,308
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
2.40%, 5/15/2030	EUR	1,920,000	$ 2,589,797
3.40%, 3/18/2024	EUR	1,650,000	2,285,843
3.90%, 3/20/2023	EUR	1,330,000	1,844,730
4.50%, 4/18/2020	EUR	2,200,000	2,801,635
5.00%, 10/18/2020	EUR	1,445,000	1,901,627
5.40%, 3/13/2025	EUR	2,350,000	3,666,080
5.90%, 10/18/2019	EUR	1,260,000	1,590,818
			28,398,956
ISRAEL — 0.7%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	1,880,000	511,796
Series 0421, 1.00%, 4/30/2021	ILS	3,070,000	845,779
Series 1122, 1.25%, 11/30/2022	ILS	2,300,000	629,999
Series 0825, 1.75%, 8/31/2025	ILS	3,370,000	921,894
Series 0327, 2.00%, 3/31/2027	ILS	3,010,000	823,061
Series 0324, 3.75%, 3/31/2024	ILS	3,160,000	974,224
Series 0347, 3.75%, 3/31/2047	ILS	1,030,000	309,556
Series 0323, 4.25%, 3/31/2023	ILS	3,835,000	1,195,748
Series 0120, 5.00%, 1/31/2020	ILS	3,500,000	1,025,918
Series 0122, 5.50%, 1/31/2022	ILS	3,765,000	1,195,461
Series 0142, 5.50%, 1/31/2042	ILS	3,845,000	1,500,266
Series 1026, 6.25%, 10/30/2026	ILS	3,670,000	1,341,072
			11,274,774
ITALY — 5.2%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	710,000	823,989
0.35%, 6/15/2020	EUR	860,000	996,930
0.35%, 11/1/2021	EUR	1,135,000	1,289,081
0.45%, 6/1/2021	EUR	1,050,000	1,205,073
0.65%, 10/15/2023	EUR	735,000	806,026
0.90%, 8/1/2022	EUR	920,000	1,046,098
0.95%, 3/1/2023	EUR	635,000	715,644
0.95%, 3/15/2023	EUR	855,000	963,506
1.20%, 4/1/2022	EUR	975,000	1,128,123
1.25%, 12/1/2026	EUR	900,000	959,247
1.45%, 11/15/2024	EUR	1,020,000	1,139,919
1.60%, 6/1/2026	EUR	800,000	882,108
1.85%, 5/15/2024	EUR	775,000	893,653
2.00%, 2/1/2028	EUR	735,000	810,260
2.05%, 8/1/2027	EUR	1,020,000	1,135,863
2.20%, 6/1/2027	EUR	855,000	968,807
2.25%, 9/1/2036 (a)	EUR	765,000	798,339
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
2.45%, 9/1/2033 (a)	EUR	850,000	$ 929,350
2.80%, 3/1/2067 (a)	EUR	295,000	298,102
2.95%, 9/1/2038 (a)	EUR	450,000	506,904
3.45%, 3/1/2048 (a)	EUR	605,000	709,310
3.75%, 8/1/2021	EUR	1,450,000	1,824,064
7.25%, 11/1/2026	EUR	900,000	1,426,024
9.00%, 11/1/2023	EUR	500,000	791,746
Italy Certificati di Credito del Tesoro:
Zero Coupon, 10/30/2019	EUR	520,000	603,486
Zero Coupon, 3/30/2020	EUR	350,000	403,566
Republic of Italy:
0.20%, 10/15/2020	EUR	845,000	971,947
0.65%, 11/1/2020	EUR	750,000	871,295
0.70%, 5/1/2020	EUR	910,000	1,061,776
1.05%, 12/1/2019	EUR	675,000	793,341
1.35%, 4/15/2022	EUR	850,000	988,009
1.45%, 9/15/2022	EUR	910,000	1,056,496
1.50%, 8/1/2019	EUR	760,000	898,246
1.50%, 6/1/2025	EUR	825,000	915,717
1.65%, 3/1/2032 (a)	EUR	1,055,000	1,065,561
2.00%, 12/1/2025	EUR	1,150,000	1,312,607
2.15%, 12/15/2021	EUR	950,000	1,141,429
2.50%, 12/1/2024	EUR	1,400,000	1,667,589
2.70%, 3/1/2047 (a)	EUR	855,000	891,642
3.25%, 9/1/2046 (a)	EUR	780,000	898,484
3.50%, 3/1/2030 (a)	EUR	1,150,000	1,417,833
3.75%, 3/1/2021	EUR	1,100,000	1,375,879
3.75%, 5/1/2021	EUR	1,000,000	1,253,273
3.75%, 9/1/2024	EUR	1,000,000	1,273,368
4.00%, 9/1/2020	EUR	1,350,000	1,682,674
4.00%, 2/1/2037	EUR	1,300,000	1,707,363
4.25%, 9/1/2019	EUR	1,025,000	1,248,536
4.25%, 3/1/2020	EUR	1,100,000	1,359,529
4.50%, 2/1/2020	EUR	1,090,000	1,348,369
4.50%, 5/1/2023	EUR	1,000,000	1,311,612
4.50%, 3/1/2024	EUR	1,175,000	1,548,706
4.50%, 3/1/2026	EUR	950,000	1,273,641
4.75%, 9/1/2021	EUR	1,200,000	1,554,292
4.75%, 8/1/2023 (a)	EUR	1,210,000	1,610,802
4.75%, 9/1/2028 (a)	EUR	1,100,000	1,504,965
4.75%, 9/1/2044 (a)	EUR	860,000	1,229,412
5.00%, 3/1/2022	EUR	1,050,000	1,380,405
5.00%, 3/1/2025 (a)	EUR	1,150,000	1,572,566
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
5.00%, 8/1/2034	EUR	1,285,000	$ 1,868,222
5.00%, 8/1/2039	EUR	1,130,000	1,652,200
5.00%, 9/1/2040	EUR	1,100,000	1,600,322
5.25%, 11/1/2029	EUR	1,350,000	1,936,760
5.50%, 9/1/2022	EUR	900,000	1,213,450
5.50%, 11/1/2022	EUR	900,000	1,216,462
5.75%, 2/1/2033	EUR	1,066,000	1,641,191
6.00%, 5/1/2031	EUR	1,350,000	2,078,882
6.50%, 11/1/2027	EUR	1,300,000	1,996,356
			79,446,427
JAPAN — 22.8%
Government of Japan 2 Year Bond:
Series 378, 0.10%, 7/15/2019	JPY	209,000,000	1,891,217
Series 379, 0.10%, 8/15/2019	JPY	317,000,000	2,869,041
Series 380, 0.10%, 9/15/2019	JPY	140,000,000	1,267,325
Series 381, 0.10%, 10/15/2019	JPY	127,500,000	1,154,493
Series 382, 0.10%, 11/15/2019	JPY	106,000,000	959,996
Series 383, 0.10%, 12/15/2019	JPY	344,000,000	3,116,047
Series 384, 0.10%, 1/15/2020	JPY	215,000,000	1,947,918
Series 385, 0.10%, 2/15/2020	JPY	182,500,000	1,653,795
Series 386, 0.10%, 3/15/2020	JPY	110,000,000	996,976
Government of Japan 5 Year Bond:
Series 121, 0.10%, 9/20/2019	JPY	200,000,000	1,810,554
Series 122, 0.10%, 12/20/2019	JPY	600,250,000	5,436,851
Series 123, 0.10%, 3/20/2020	JPY	378,050,000	3,426,086
Series 124, 0.10%, 6/20/2020	JPY	394,550,000	3,577,612
Series 125, 0.10%, 9/20/2020	JPY	435,000,000	3,946,595
Series 126, 0.10%, 12/20/2020	JPY	300,000,000	2,723,225
Series 127, 0.10%, 3/20/2021	JPY	461,000,000	4,187,103
Series 128, 0.10%, 6/20/2021	JPY	460,000,000	4,180,470
Series 129, 0.10%, 9/20/2021	JPY	425,000,000	3,863,811
Series 130, 0.10%, 12/20/2021	JPY	450,000,000	4,093,613
Series 131, 0.10%, 3/20/2022	JPY	465,000,000	4,232,165
Series 132, 0.10%, 6/20/2022	JPY	327,000,000	2,976,758
Series 133, 0.10%, 9/20/2022	JPY	330,150,000	3,007,013
Series 120, 0.20%, 9/20/2019	JPY	150,000,000	1,359,568
Series 134, 0.10%, 12/20/2022	JPY	360,000,000	3,280,448
Series 135, 0.10%, 3/20/2023	JPY	480,350,000	4,379,288
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	458,000,000	4,181,894
Series 343, 0.10%, 6/20/2026	JPY	450,000,000	4,105,476
Series 344, 0.10%, 9/20/2026	JPY	730,300,000	6,659,962
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 345, 0.10%, 12/20/2026	JPY	365,000,000	$ 3,326,537
Series 346, 0.10%, 3/20/2027	JPY	392,250,000	3,573,365
Series 347, 0.10%, 6/20/2027	JPY	367,000,000	3,341,517
Series 348, 0.10%, 9/20/2027	JPY	369,000,000	3,359,294
Series 349, 0.10%, 12/20/2027	JPY	221,200,000	2,012,298
Series 350, 0.10%, 3/20/2028	JPY	427,600,000	3,885,904
Series 337, 0.30%, 12/20/2024	JPY	303,000,000	2,801,475
Series 341, 0.30%, 12/20/2025	JPY	430,000,000	3,983,609
Series 338, 0.40%, 3/20/2025	JPY	375,800,000	3,499,166
Series 339, 0.40%, 6/20/2025	JPY	410,000,000	3,820,386
Series 340, 0.40%, 9/20/2025	JPY	383,700,000	3,578,025
Series 335, 0.50%, 9/20/2024	JPY	350,000,000	3,273,566
Series 336, 0.50%, 12/20/2024	JPY	214,950,000	2,012,591
Series 328, 0.60%, 3/20/2023	JPY	384,350,000	3,585,786
Series 331, 0.60%, 9/20/2023	JPY	136,000,000	1,272,689
Series 332, 0.60%, 12/20/2023	JPY	405,000,000	3,794,930
Series 333, 0.60%, 3/20/2024	JPY	387,500,000	3,636,549
Series 334, 0.60%, 6/20/2024	JPY	355,000,000	3,335,843
Series 326, 0.70%, 12/20/2022	JPY	145,000,000	1,356,597
Series 311, 0.80%, 9/20/2020	JPY	140,000,000	1,289,835
Series 324, 0.80%, 6/20/2022	JPY	239,950,000	2,244,870
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,344,017
Series 327, 0.80%, 12/20/2022	JPY	283,450,000	2,663,404
Series 329, 0.80%, 6/20/2023	JPY	460,000,000	4,338,946
Series 330, 0.80%, 9/20/2023	JPY	275,000,000	2,599,348
Series 322, 0.90%, 3/20/2022	JPY	135,000,000	1,264,770
Series 323, 0.90%, 6/20/2022	JPY	140,000,000	1,314,811
Series 310, 1.00%, 9/20/2020	JPY	250,000,000	2,313,140
Series 318, 1.00%, 9/20/2021	JPY	390,000,000	3,647,441
Series 320, 1.00%, 12/20/2021	JPY	300,000,000	2,813,687
Series 321, 1.00%, 3/20/2022	JPY	320,000,000	3,008,748
Series 309, 1.10%, 6/20/2020	JPY	66,000,000	610,169
Series 316, 1.10%, 6/20/2021	JPY	200,000,000	1,871,205
Series 317, 1.10%, 9/20/2021	JPY	170,000,000	1,594,821
Series 319, 1.10%, 12/20/2021	JPY	240,000,000	2,258,490
Series 312, 1.20%, 12/20/2020	JPY	370,000,000	3,449,369
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	891,404
Series 305, 1.30%, 12/20/2019	JPY	377,000,000	3,474,703
Series 307, 1.30%, 3/20/2020	JPY	133,000,000	1,230,062
Series 313, 1.30%, 3/20/2021	JPY	275,000,000	2,578,865
Series 306, 1.40%, 3/20/2020	JPY	250,000,000	2,316,007
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	211,600,000	1,839,400
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 156, 0.40%, 3/20/2036	JPY	178,900,000	$ 1,613,419
Series 158, 0.50%, 9/20/2036	JPY	200,000,000	1,828,700
Series 164, 0.50%, 3/20/2038	JPY	194,000,000	1,751,946
Series 159, 0.60%, 12/20/2036	JPY	180,000,000	1,670,775
Series 161, 0.60%, 6/20/2037	JPY	142,150,000	1,314,815
Series 162, 0.60%, 9/20/2037	JPY	125,000,000	1,153,884
Series 163, 0.60%, 12/20/2037	JPY	141,000,000	1,299,367
Series 160, 0.70%, 3/20/2037	JPY	159,600,000	1,504,504
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	565,922
Series 61, 1.00%, 3/20/2023	JPY	100,000,000	950,047
Series 155, 1.00%, 12/20/2035	JPY	240,000,000	2,388,581
Series 151, 1.20%, 12/20/2034	JPY	230,000,000	2,360,280
Series 152, 1.20%, 3/20/2035	JPY	235,000,000	2,411,124
Series 154, 1.20%, 9/20/2035	JPY	205,000,000	2,102,321
Series 153, 1.30%, 6/20/2035	JPY	250,000,000	2,603,146
Series 150, 1.40%, 9/20/2034	JPY	220,000,000	2,321,753
Series 144, 1.50%, 3/20/2033	JPY	200,000,000	2,128,199
Series 148, 1.50%, 3/20/2034	JPY	210,000,000	2,243,198
Series 149, 1.50%, 6/20/2034	JPY	200,000,000	2,138,203
Series 136, 1.60%, 3/20/2032	JPY	180,000,000	1,929,891
Series 143, 1.60%, 3/20/2033	JPY	100,000,000	1,077,380
Series 147, 1.60%, 12/20/2033	JPY	200,000,000	2,160,737
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	2,174,496
Series 141, 1.70%, 12/20/2032	JPY	200,000,000	2,177,710
Series 145, 1.70%, 6/20/2033	JPY	331,850,000	3,621,873
Series 146, 1.70%, 9/20/2033	JPY	215,000,000	2,351,403
Series 122, 1.80%, 9/20/2030	JPY	231,350,000	2,507,996
Series 130, 1.80%, 9/20/2031	JPY	260,000,000	2,840,247
Series 133, 1.80%, 12/20/2031	JPY	250,000,000	2,735,792
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,432,940
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	587,731
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	550,819
Series 108, 1.90%, 12/20/2028	JPY	155,000,000	1,667,252
Series 109, 1.90%, 3/20/2029	JPY	114,300,000	1,232,642
Series 121, 1.90%, 9/20/2030	JPY	231,000,000	2,529,269
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	604,685
Series 73, 2.00%, 12/20/2024	JPY	65,000,000	665,780
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	308,553
Series 93, 2.00%, 3/20/2027	JPY	80,000,000	848,441
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	554,245
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	386,945
Series 72, 2.10%, 9/20/2024	JPY	100,000,000	1,025,532
Series 82, 2.10%, 9/20/2025	JPY	80,000,000	834,545
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 92, 2.10%, 12/20/2026	JPY	130,000,000	$ 1,383,905
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	854,732
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	675,456
Series 99, 2.10%, 12/20/2027	JPY	140,000,000	1,512,402
Series 105, 2.10%, 9/20/2028	JPY	110,000,000	1,199,975
Series 113, 2.10%, 9/20/2029	JPY	289,900,000	3,200,193
Series 117, 2.10%, 3/20/2030	JPY	190,000,000	2,110,455
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	640,843
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	918,765
Series 100, 2.20%, 3/20/2028	JPY	113,000,000	1,234,395
Series 115, 2.20%, 12/20/2029	JPY	70,000,000	782,105
Series 125, 2.20%, 3/20/2031	JPY	295,000,000	3,343,768
Series 95, 2.30%, 6/20/2027	JPY	100,000,000	1,088,430
Series 102, 2.40%, 6/20/2028	JPY	100,000,000	1,114,450
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	125,000,000	1,017,379
Series 52, 0.50%, 9/20/2046	JPY	132,500,000	1,137,599
Series 53, 0.60%, 12/20/2046	JPY	120,000,000	1,056,800
Series 50, 0.80%, 3/20/2046	JPY	125,000,000	1,161,333
Series 54, 0.80%, 3/20/2047	JPY	122,500,000	1,133,627
Series 55, 0.80%, 6/20/2047	JPY	120,000,000	1,110,957
Series 56, 0.80%, 9/20/2047	JPY	121,000,000	1,119,057
Series 57, 0.80%, 12/20/2047	JPY	132,750,000	1,226,432
Series 58, 0.80%, 3/20/2048	JPY	72,150,000	665,696
Series 48, 1.40%, 9/20/2045	JPY	130,000,000	1,385,090
Series 49, 1.40%, 12/20/2045	JPY	130,000,000	1,385,125
Series 45, 1.50%, 12/20/2044	JPY	115,000,000	1,248,674
Series 46, 1.50%, 3/20/2045	JPY	135,000,000	1,466,127
Series 47, 1.60%, 6/20/2045	JPY	125,000,000	1,387,081
Series 11, 1.70%, 6/20/2033	JPY	130,000,000	1,418,844
Series 41, 1.70%, 12/20/2043	JPY	100,000,000	1,126,818
Series 42, 1.70%, 3/20/2044	JPY	115,000,000	1,296,557
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	564,041
Series 44, 1.70%, 9/20/2044	JPY	100,000,000	1,128,949
Series 38, 1.80%, 3/20/2043	JPY	120,000,000	1,373,687
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	802,569
Series 37, 1.90%, 9/20/2042	JPY	175,000,000	2,034,244
Series 39, 1.90%, 6/20/2043	JPY	118,950,000	1,388,342
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	794,587
Series 33, 2.00%, 9/20/2040	JPY	162,200,000	1,899,233
Series 35, 2.00%, 9/20/2041	JPY	180,000,000	2,117,407
Series 36, 2.00%, 3/20/2042	JPY	125,000,000	1,473,796
Series 34, 2.20%, 3/20/2041	JPY	105,550,000	1,279,827
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 21, 2.30%, 12/20/2035	JPY	80,000,000	$ 954,468
Series 25, 2.30%, 12/20/2036	JPY	80,000,000	959,639
Series 30, 2.30%, 3/20/2039	JPY	90,900,000	1,105,490
Series 32, 2.30%, 3/20/2040	JPY	130,550,000	1,597,138
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	486,999
Series 29, 2.40%, 9/20/2038	JPY	100,000,000	1,228,944
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	847,836
Series 20, 2.50%, 9/20/2035	JPY	60,000,000	732,892
Series 22, 2.50%, 3/20/2036	JPY	70,000,000	857,664
Series 24, 2.50%, 9/20/2036	JPY	50,000,000	615,032
Series 27, 2.50%, 9/20/2037	JPY	105,000,000	1,298,923
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	141,500,000	1,097,508
Series 11, 0.80%, 3/20/2058	JPY	30,000,000	265,608
Series 10, 0.90%, 3/20/2057	JPY	153,000,000	1,405,337
Series 8, 1.40%, 3/20/2055	JPY	113,000,000	1,207,442
Series 7, 1.70%, 3/20/2054	JPY	95,000,000	1,093,523
Series 6, 1.90%, 3/20/2053	JPY	90,000,000	1,083,486
Series 5, 2.00%, 3/20/2052	JPY	85,000,000	1,043,643
Series 2, 2.20%, 3/20/2049	JPY	75,000,000	949,348
Series 3, 2.20%, 3/20/2050	JPY	75,000,000	953,200
Series 4, 2.20%, 3/20/2051	JPY	103,000,000	1,315,376
			346,209,275
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	250,000	279,406
0.50%, 12/15/2020	EUR	100,000	118,227
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	121,948
1.38%, 5/16/2036	EUR	150,000	168,478
2.25%, 2/15/2047	EUR	100,000	125,873
Series REGS, 2.63%, 1/21/2021	EUR	250,000	311,964
Series EMTN, 2.88%, 4/30/2024	EUR	300,000	400,178
			1,526,074
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	220,000	256,905
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	181,125
Series EMTN, 2.10%, 5/26/2047	EUR	175,000	212,294
Series EMTN, 2.13%, 10/29/2026	EUR	200,000	256,921
Series EMTN, 2.13%, 10/22/2035	EUR	250,000	318,263
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	$ 136,405
			1,361,913
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	400,000	472,231
2.13%, 7/10/2023	EUR	430,000	557,956
2.25%, 3/21/2022	EUR	200,000	255,808
2.25%, 3/19/2028	EUR	170,000	229,153
3.38%, 5/18/2020	EUR	400,000	501,257
			2,016,405
MALAYSIA — 2.0%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	2,450,000	603,405
Series 0612, 3.49%, 3/31/2020	MYR	3,000,000	741,947
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	494,784
Series 0414, 3.65%, 10/31/2019	MYR	3,600,000	892,599
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	546,796
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	494,353
Series 0116, 3.80%, 8/17/2023	MYR	2,600,000	637,557
Series 0413, 3.84%, 4/15/2033	MYR	1,200,000	268,426
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	520,886
Series 0613, 3.89%, 7/31/2020	MYR	3,500,000	872,238
Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	838,991
Series 0417, 3.90%, 11/16/2027	MYR	5,270,000	1,258,346
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	728,475
Series 0314, 4.05%, 9/30/2021	MYR	4,300,000	1,074,868
Series 0217, 4.06%, 9/30/2024	MYR	4,000,000	984,924
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	348,282
Series 0114, 4.18%, 7/15/2024	MYR	3,975,000	986,266
Series 0411, 4.23%, 6/30/2031	MYR	1,120,000	265,710
Series 0415, 4.25%, 5/31/2035	MYR	2,000,000	456,794
Series 0902, 4.38%, 11/29/2019	MYR	4,000,000	1,002,006
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	497,749
Series 0216, 4.74%, 3/15/2046	MYR	2,210,000	528,310
Series 0317, 4.76%, 4/7/2037	MYR	2,310,000	565,967
Series 0713, 4.94%, 9/30/2043	MYR	1,400,000	348,254
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	5,250,000	1,289,048
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	370,683
Series 0216, 3.74%, 8/26/2021	MYR	4,758,000	1,174,406
Series 0215, 3.80%, 8/27/2020	MYR	4,850,000	1,204,162
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	293,754
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	$ 325,201
Series 0415, 3.99%, 10/15/2025	MYR	3,750,000	908,048
Series 0217, 4.05%, 8/15/2024	MYR	3,200,000	786,269
Series 0316, 4.07%, 9/30/2026	MYR	4,000,000	968,396
Series 0115, 4.19%, 7/15/2022	MYR	3,275,000	817,017
Series 0315, 4.25%, 9/30/2030	MYR	2,000,000	479,650
Series 0117, 4.26%, 7/26/2027	MYR	5,000,000	1,222,155
Series 0116, 4.39%, 7/7/2023	MYR	2,750,000	690,097
Series 0813, 4.44%, 5/22/2024	MYR	4,000,000	1,004,270
Series 0513, 4.58%, 8/30/2033	MYR	4,250,000	1,028,359
Series 0617, 4.72%, 6/15/2033	MYR	1,000,000	247,045
Series 0517, 4.76%, 8/4/2037	MYR	1,600,000	383,742
Series 0615, 4.79%, 10/31/2035	MYR	2,350,000	559,704
Series 0417, 4.90%, 5/8/2047	MYR	1,550,000	381,573
Series 0913, 4.94%, 12/6/2028	MYR	1,225,000	316,959
			30,408,471
MEXICO — 2.0%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	46,450,000	2,272,052
Series M, 5.75%, 3/5/2026	MXN	31,720,000	1,440,958
Series M, 6.50%, 6/10/2021	MXN	62,450,000	3,075,835
Series M, 6.50%, 6/9/2022	MXN	55,480,000	2,707,479
Series M, 7.25%, 12/9/2021	MXN	15,250,000	764,837
Series M 20, 7.50%, 6/3/2027	MXN	46,200,000	2,336,260
Series M, 7.75%, 5/29/2031	MXN	26,970,000	1,385,564
Series M, 7.75%, 11/23/2034	MXN	18,550,000	952,446
Series M, 7.75%, 11/13/2042	MXN	39,910,000	2,045,718
Series M, 8.00%, 6/11/2020	MXN	72,920,000	3,729,073
Series M, 8.00%, 12/7/2023	MXN	29,000,000	1,496,538
Series M, 8.00%, 11/7/2047	MXN	15,900,000	837,349
Series M 20, 8.50%, 5/31/2029	MXN	21,300,000	1,155,802
Series M 30, 8.50%, 11/18/2038	MXN	22,100,000	1,221,059
Series M 20, 10.00%, 12/5/2024	MXN	55,500,000	3,170,819
Series M 30, 10.00%, 11/20/2036	MXN	18,100,000	1,134,874
			29,726,663
NETHERLANDS — 4.6%
Kingdom of Netherlands:
0.25%, 1/15/2020 (a)	EUR	2,870,000	3,398,854
0.25%, 7/15/2025 (a)	EUR	2,725,000	3,215,230
1.75%, 7/15/2023 (a)	EUR	3,060,000	3,930,182
2.00%, 7/15/2024 (a)	EUR	2,900,000	3,806,154
2.25%, 7/15/2022 (a)	EUR	2,925,000	3,783,177
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
2.50%, 1/15/2033 (a)	EUR	2,555,000	$ 3,723,018
2.75%, 1/15/2047 (a)	EUR	2,470,000	4,128,900
3.25%, 7/15/2021 (a)	EUR	3,125,000	4,073,292
3.50%, 7/15/2020 (a)	EUR	2,600,000	3,295,390
3.75%, 1/15/2023	EUR	2,075,000	2,874,083
3.75%, 1/15/2042 (a)	EUR	2,850,000	5,336,202
4.00%, 7/15/2019 (a)	EUR	2,690,000	3,293,142
4.00%, 1/15/2037 (a)	EUR	2,755,000	4,997,956
5.50%, 1/15/2028	EUR	2,525,000	4,374,410
Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	2,970,000	3,519,771
Zero Coupon, 1/15/2024 (a)	EUR	1,990,000	2,335,368
0.50%, 7/15/2026 (a)	EUR	2,850,000	3,400,079
0.75%, 7/15/2027 (a)	EUR	2,890,000	3,492,568
0.75%, 7/15/2028 (a)	EUR	1,250,000	1,500,302
7.50%, 1/15/2023 (a)	EUR	495,000	785,046
			69,263,124
NEW ZEALAND — 0.5%
New Zealand Government Bond:
Series 0425, 2.75%, 4/15/2025	NZD	1,235,000	851,206
Series 0437, 2.75%, 4/15/2037	NZD	860,000	547,043
Series 0420, 3.00%, 4/15/2020	NZD	1,545,000	1,067,782
Series 0429, 3.00%, 4/20/2029	NZD	430,000	295,023
Series 0433, 3.50%, 4/14/2033	NZD	960,000	686,128
Series 0427, 4.50%, 4/15/2027	NZD	1,210,000	936,933
Series 0423, 5.50%, 4/15/2023	NZD	1,880,000	1,465,058
Series 0521, 6.00%, 5/15/2021	NZD	2,335,000	1,759,248
			7,608,421
NORWAY — 0.6%
Norway Government Bond:
Series 478, 1.50%, 2/19/2026 (a)	NOK	8,185,000	995,468
Series 477, 1.75%, 3/13/2025 (a)	NOK	8,240,000	1,024,418
Series 479, 1.75%, 2/17/2027 (a)	NOK	8,435,000	1,039,037
Series 475, 2.00%, 5/24/2023 (a)	NOK	13,835,000	1,749,853
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,610,000	577,332
Series 476, 3.00%, 3/14/2024 (a)	NOK	9,835,000	1,309,963
Series 474, 3.75%, 5/25/2021 (a)	NOK	17,845,000	2,353,787
			9,049,858
POLAND — 1.5%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,080,000	536,674
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 0420, 1.50%, 4/25/2020	PLN	7,395,000	$ 1,971,236
Series 0721, 1.75%, 7/25/2021	PLN	6,175,000	1,637,123
Series 0421, 2.00%, 4/25/2021	PLN	5,500,000	1,472,856
Series 0422, 2.25%, 4/25/2022	PLN	5,885,000	1,573,127
Series 0123, 2.50%, 1/25/2023	PLN	4,890,000	1,311,723
Series 0726, 2.50%, 7/25/2026	PLN	8,350,000	2,132,356
Series 0727, 2.50%, 7/25/2027	PLN	7,235,000	1,828,833
Series 0428, 2.75%, 4/25/2028	PLN	1,500,000	385,622
Series 0719, 3.25%, 7/25/2019	PLN	4,270,000	1,162,268
Series 0725, 3.25%, 7/25/2025	PLN	5,620,000	1,526,907
Series 1023, 4.00%, 10/25/2023	PLN	5,475,000	1,565,894
Series 0447, 4.00%, 4/25/2047	PLN	590,000	171,638
Series 1020, 5.25%, 10/25/2020	PLN	3,700,000	1,067,026
Series 1019, 5.50%, 10/25/2019	PLN	3,815,000	1,072,331
Series 1021, 5.75%, 10/25/2021	PLN	3,175,000	948,866
Series 0922, 5.75%, 9/23/2022	PLN	4,595,000	1,396,118
Series 0429, 5.75%, 4/25/2029	PLN	1,885,000	621,897
			22,382,495
PORTUGAL — 2.1%
Portugal Obrigacoes do Tesouro OT:
2.13%, 10/17/2028 (a)	EUR	1,385,000	1,667,390
2.20%, 10/17/2022 (a)	EUR	2,185,000	2,749,828
2.88%, 10/15/2025 (a)	EUR	2,595,000	3,369,961
2.88%, 7/21/2026 (a)	EUR	1,630,000	2,105,849
3.85%, 4/15/2021 (a)	EUR	2,795,000	3,604,815
3.88%, 2/15/2030 (a)	EUR	1,400,000	1,941,527
4.10%, 4/15/2037 (a)	EUR	2,045,000	2,936,340
4.10%, 2/15/2045 (a)	EUR	760,000	1,091,817
4.13%, 4/14/2027 (a)	EUR	1,790,000	2,515,669
4.80%, 6/15/2020 (a)	EUR	2,040,000	2,609,827
4.95%, 10/25/2023 (a)	EUR	2,060,000	2,944,750
5.65%, 2/15/2024 (a)	EUR	2,580,000	3,815,185
			31,352,958
RUSSIA — 0.9%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	46,720,000	737,655
Series 6223, 6.50%, 2/28/2024	RUB	23,700,000	361,511
Series 6210, 6.80%, 12/11/2019	RUB	32,230,000	513,840
Series 6224, 6.90%, 5/23/2029	RUB	10,000,000	150,809
Series 5083, 7.00%, 12/15/2021	RUB	48,600,000	769,679
Series 6211, 7.00%, 1/25/2023	RUB	30,800,000	484,787
Series 6215, 7.00%, 8/16/2023	RUB	51,895,000	817,748
See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 6212, 7.05%, 1/19/2028	RUB	71,920,000	$ 1,108,017
Series 6222, 7.10%, 10/16/2024	RUB	72,750,000	1,139,356
Series 6225, 7.25%, 5/10/2034	RUB	13,530,000	207,128
Series 6220, 7.40%, 12/7/2022	RUB	80,050,000	1,279,677
Series 6217, 7.50%, 8/18/2021	RUB	60,130,000	969,550
Series 6205, 7.60%, 4/14/2021	RUB	29,010,000	469,036
Series 6209, 7.60%, 7/20/2022	RUB	29,100,000	469,731
Series 6221, 7.70%, 3/23/2033	RUB	73,270,000	1,173,220
Series 6219, 7.75%, 9/16/2026	RUB	72,800,000	1,175,122
Series 6207, 8.15%, 2/3/2027	RUB	72,310,000	1,197,623
Series 6218, 8.50%, 9/17/2031	RUB	51,040,000	870,177
			13,894,666
SINGAPORE — 1.1%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	725,000	517,629
1.63%, 10/1/2019	SGD	1,425,000	1,042,497
1.75%, 4/1/2022	SGD	795,000	574,721
1.75%, 2/1/2023	SGD	710,000	510,148
2.00%, 7/1/2020	SGD	1,130,000	829,230
2.13%, 6/1/2026	SGD	620,000	444,026
2.25%, 6/1/2021	SGD	1,650,000	1,215,567
2.25%, 8/1/2036	SGD	275,000	185,758
2.38%, 6/1/2025	SGD	1,050,000	768,152
2.50%, 6/1/2019	SGD	1,565,000	1,155,017
2.63%, 5/1/2028	SGD	480,000	354,619
2.75%, 7/1/2023	SGD	1,375,000	1,030,216
2.75%, 4/1/2042	SGD	1,050,000	754,676
2.75%, 3/1/2046	SGD	1,155,000	824,586
2.88%, 7/1/2029	SGD	490,000	369,791
2.88%, 9/1/2030	SGD	800,000	600,807
3.00%, 9/1/2024	SGD	1,100,000	835,790
3.13%, 9/1/2022	SGD	1,200,000	914,147
3.25%, 9/1/2020	SGD	1,100,000	828,126
3.38%, 9/1/2033	SGD	1,165,000	916,954
3.50%, 3/1/2027	SGD	1,700,000	1,345,911
			16,018,368
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	260,000	298,706
Series 231, 0.63%, 5/22/2026	EUR	340,000	399,448
1.00%, 6/12/2028	EUR	250,000	294,929
Series 228, 1.38%, 1/21/2027	EUR	600,000	741,119
See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 229, 1.63%, 1/21/2031	EUR	410,000	$ 499,155
Series 232, 1.88%, 3/9/2037	EUR	610,000	748,528
Series 233, 2.00%, 10/17/2047	EUR	265,000	324,572
Series 235, 2.25%, 6/12/2068	EUR	100,000	119,009
Series 225, 3.00%, 2/28/2023	EUR	535,000	709,002
Series 223, 3.38%, 11/15/2024	EUR	645,000	896,153
Series 227, 3.63%, 1/16/2029	EUR	625,000	921,457
Series 214, 4.00%, 4/27/2020	EUR	620,000	782,579
Series 216, 4.35%, 10/14/2025	EUR	640,000	978,978
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	250,000	327,358
			8,040,993
SLOVENIA — 0.4%
Slovenia Government Bond:
1.00%, 3/6/2028	EUR	480,000	560,664
1.25%, 3/22/2027	EUR	660,000	793,439
Series RS74, 1.50%, 3/25/2035	EUR	485,000	566,288
Series RS78, 1.75%, 11/3/2040	EUR	620,000	732,257
Series RS75, 2.13%, 7/28/2025	EUR	400,000	518,953
Series RS73, 2.25%, 3/25/2022	EUR	100,000	126,838
Series RS77, 2.25%, 3/3/2032	EUR	430,000	565,147
Series RS71, 3.00%, 4/8/2021	EUR	200,000	254,211
Series RS76, 3.13%, 8/7/2045	EUR	245,000	367,024
Series RS67, 4.13%, 1/26/2020	EUR	350,000	436,805
Series RS69, 4.38%, 1/18/2021	EUR	370,000	482,657
Series RS66, 4.63%, 9/9/2024	EUR	300,000	440,602
Series RS70, 5.13%, 3/30/2026	EUR	335,000	522,338
			6,367,223
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	4,429,000,000	3,934,017
Series 2109, 1.38%, 9/10/2021	KRW	1,934,740,000	1,692,892
Series 1906, 1.50%, 6/10/2019	KRW	1,977,740,000	1,768,701
Series 2612, 1.50%, 12/10/2026	KRW	2,730,000,000	2,254,429
Series 3609, 1.50%, 9/10/2036	KRW	1,235,690,000	938,797
Series 2006, 1.75%, 6/10/2020	KRW	2,260,000,000	2,016,867
Series 2606, 1.88%, 6/10/2026	KRW	3,200,000,000	2,738,902
Series 2003, 2.00%, 3/10/2020	KRW	6,154,000,000	5,521,311
Series 2009, 2.00%, 9/10/2020	KRW	3,474,000,000	3,112,009
Series 2103, 2.00%, 3/10/2021	KRW	2,700,000,000	2,414,197
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	681,028
Series 4603, 2.00%, 3/10/2046	KRW	2,035,000,000	1,623,695
See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
Series 2706, 2.13%, 6/10/2027	KRW	2,248,690,000	$ 1,947,438
Series 4703, 2.13%, 3/10/2047	KRW	2,829,190,000	2,319,418
Series 2506, 2.25%, 6/10/2025	KRW	4,826,000,000	4,266,223
Series 2512, 2.25%, 12/10/2025	KRW	2,200,000,000	1,939,909
Series 3509, 2.63%, 9/10/2035	KRW	1,464,000,000	1,325,526
Series 1909, 2.75%, 9/10/2019	KRW	4,026,240,000	3,647,336
Series 4412, 2.75%, 12/10/2044	KRW	1,958,000,000	1,817,467
Series 2409, 3.00%, 9/10/2024	KRW	2,674,000,000	2,471,486
Series 4212, 3.00%, 12/10/2042	KRW	2,835,000,000	2,746,173
Series 2309, 3.38%, 9/10/2023	KRW	1,500,000,000	1,407,215
Series 2403, 3.50%, 3/10/2024	KRW	1,545,690,000	1,463,489
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,728,027
Series 3312, 3.75%, 12/10/2033	KRW	2,135,000,000	2,205,238
Series 3112, 4.00%, 12/10/2031	KRW	2,000,000,000	2,083,614
Series 2106, 4.25%, 6/10/2021	KRW	3,373,000,000	3,205,400
Series 3012, 4.75%, 12/10/2030	KRW	2,035,050,000	2,250,044
Series 2006, 5.00%, 6/10/2020	KRW	2,299,994,000	2,178,743
Series 2803, 5.50%, 3/10/2028	KRW	600,000,000	673,302
			68,372,893
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	900,000	1,053,904
1.15%, 7/30/2020	EUR	1,365,000	1,639,127
1.40%, 1/31/2020	EUR	1,550,000	1,857,783
1.40%, 4/30/2028 (a)	EUR	1,500,000	1,762,601
1.60%, 4/30/2025 (a)	EUR	1,351,000	1,663,425
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,374,125
1.95%, 7/30/2030 (a)	EUR	1,440,000	1,744,428
2.15%, 10/31/2025 (a)	EUR	1,350,000	1,713,004
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	510,000	618,517
2.75%, 10/31/2024 (a)	EUR	1,610,000	2,121,343
3.80%, 4/30/2024 (a)	EUR	1,650,000	2,278,542
4.00%, 4/30/2020 (a)	EUR	1,400,000	1,760,465
4.20%, 1/31/2037 (a)	EUR	1,335,000	2,085,211
4.30%, 10/31/2019 (a)	EUR	1,600,000	1,984,227
4.40%, 10/31/2023 (a)	EUR	1,523,000	2,144,452
4.60%, 7/30/2019 (a)	EUR	1,140,000	1,402,485
4.65%, 7/30/2025 (a)	EUR	1,470,000	2,166,896
4.70%, 7/30/2041 (a)	EUR	1,235,000	2,074,928
4.80%, 1/31/2024 (a)	EUR	1,239,000	1,785,249
4.85%, 10/31/2020 (a)	EUR	1,100,000	1,433,374
4.90%, 7/30/2040 (a)	EUR	1,285,000	2,205,745
See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
5.15%, 10/31/2028 (a)	EUR	1,365,000	$ 2,167,195
5.15%, 10/31/2044 (a)	EUR	925,000	1,664,137
5.40%, 1/31/2023 (a)	EUR	1,430,000	2,059,014
5.50%, 4/30/2021 (a)	EUR	1,750,000	2,365,071
5.75%, 7/30/2032	EUR	1,380,000	2,425,121
5.85%, 1/31/2022 (a)	EUR	1,715,000	2,417,352
5.90%, 7/30/2026 (a)	EUR	1,270,000	2,037,732
6.00%, 1/31/2029	EUR	1,780,000	3,014,940
Spain Government Bond:
0.35%, 7/30/2023	EUR	200,000	232,744
0.40%, 4/30/2022	EUR	1,460,000	1,723,615
0.45%, 10/31/2022	EUR	1,165,000	1,373,371
0.75%, 7/30/2021	EUR	1,528,000	1,827,636
1.30%, 10/31/2026 (a)	EUR	1,600,000	1,898,684
1.45%, 10/31/2027 (a)	EUR	1,595,000	1,893,193
1.50%, 4/30/2027 (a)	EUR	1,380,000	1,651,984
2.35%, 7/30/2033 (a)	EUR	915,000	1,132,563
2.90%, 10/31/2046 (a)	EUR	1,145,000	1,457,808
3.45%, 7/30/2066 (a)	EUR	600,000	822,172
			69,034,163
SWEDEN — 0.9%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	11,980,000	1,370,718
Series 1059, 1.00%, 11/12/2026	SEK	12,960,000	1,530,543
Series 1057, 1.50%, 11/13/2023 (a)	SEK	17,280,000	2,095,783
Series 1056, 2.25%, 6/1/2032	SEK	3,750,000	494,770
Series 1058, 2.50%, 5/12/2025	SEK	12,610,000	1,639,293
Series 1054, 3.50%, 6/1/2022	SEK	20,720,000	2,662,749
Series 1053, 3.50%, 3/30/2039	SEK	9,640,000	1,538,095
Series 1047, 5.00%, 12/1/2020	SEK	19,980,000	2,535,419
Swedish Government Bond 0.75%, 11/12/2029 (a)	SEK	430,000	48,409
			13,915,779
SWITZERLAND — 1.1%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	450,000	455,053
0.50%, 5/27/2030	CHF	410,000	436,199
0.50%, 6/28/2045	CHF	120,000	121,381
0.50%, 5/24/2055	CHF	220,000	222,723
0.50%, 5/30/2058	CHF	315,000	316,869
1.25%, 6/11/2024	CHF	690,000	762,860
1.25%, 5/28/2026	CHF	495,000	556,392
1.25%, 6/27/2037	CHF	745,000	871,461
See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
1.50%, 7/24/2025	CHF	570,000	$ 646,836
1.50%, 4/30/2042	CHF	770,000	958,090
2.00%, 4/28/2021	CHF	865,000	938,307
2.00%, 5/25/2022	CHF	785,000	870,738
2.00%, 6/25/2064	CHF	500,000	792,084
2.25%, 7/6/2020	CHF	965,000	1,031,523
2.25%, 6/22/2031	CHF	455,000	584,885
2.50%, 3/8/2036	CHF	725,000	998,988
3.25%, 6/27/2027	CHF	500,000	657,989
3.50%, 4/8/2033	CHF	800,000	1,188,700
4.00%, 2/11/2023	CHF	925,000	1,126,638
4.00%, 4/8/2028	CHF	1,165,000	1,640,938
4.00%, 1/6/2049	CHF	500,000	1,000,070
			16,178,724
THAILAND — 1.7%
Thailand Government Bond:
1.88%, 6/17/2022	THB	39,500,000	1,186,776
2.00%, 12/17/2022	THB	26,100,000	785,511
2.13%, 12/17/2026	THB	85,200,000	2,478,163
2.55%, 6/26/2020	THB	26,920,000	826,012
2.88%, 6/17/2046	THB	31,560,000	829,824
3.40%, 6/17/2036	THB	25,250,000	776,032
3.58%, 12/17/2027	THB	16,000,000	514,304
3.63%, 6/16/2023	THB	42,300,000	1,366,021
3.65%, 12/17/2021	THB	79,250,000	2,530,661
3.78%, 6/25/2032	THB	10,000,000	324,156
3.85%, 12/12/2025	THB	82,800,000	2,730,278
3.88%, 6/13/2019	THB	46,940,000	1,447,274
4.00%, 6/17/2066	THB	42,810,000	1,401,175
4.26%, 12/12/2037	THB	83,600,000	2,851,661
4.68%, 6/29/2044	THB	38,450,000	1,382,857
4.75%, 12/20/2024	THB	5,000,000	172,280
4.85%, 6/17/2061	THB	37,000,000	1,425,258
4.88%, 6/22/2029	THB	60,120,000	2,165,371
Series 04-5, 5.50%, 8/13/2019	THB	15,725,000	495,209
Series 06-5, 5.85%, 3/31/2021	THB	11,150,000	372,503
			26,061,326
UNITED KINGDOM — 5.8%
United Kingdom Gilt:
0.50%, 7/22/2022	GBP	1,495,000	1,942,798
0.75%, 7/22/2023	GBP	1,085,000	1,412,619
United Kingdom Treasury Bond:
See accompanying notes to financial statements.
44

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
1.25%, 7/22/2027	GBP	1,280,000	$ 1,678,311
1.50%, 1/22/2021	GBP	1,630,000	2,193,495
1.50%, 7/22/2026	GBP	1,590,000	2,143,491
1.50%, 7/22/2047	GBP	1,160,000	1,447,583
1.63%, 10/22/2028	GBP	185,000	248,805
1.63%, 10/22/2071	GBP	300,000	404,801
1.75%, 7/22/2019	GBP	1,805,000	2,409,731
1.75%, 9/7/2022	GBP	1,595,000	2,178,450
1.75%, 9/7/2037	GBP	595,000	788,451
1.75%, 7/22/2057	GBP	705,000	964,424
2.00%, 7/22/2020	GBP	1,510,000	2,045,294
2.00%, 9/7/2025	GBP	1,275,000	1,783,780
2.25%, 9/7/2023	GBP	1,175,000	1,647,707
2.50%, 7/22/2065	GBP	985,000	1,698,632
2.75%, 9/7/2024	GBP	1,200,000	1,740,893
3.25%, 1/22/2044	GBP	1,335,000	2,298,768
3.50%, 1/22/2045	GBP	1,360,000	2,454,791
3.50%, 7/22/2068	GBP	925,000	2,030,576
3.75%, 9/7/2019	GBP	1,360,000	1,860,624
3.75%, 9/7/2020	GBP	990,000	1,393,675
3.75%, 9/7/2021	GBP	1,440,000	2,078,066
3.75%, 7/22/2052	GBP	1,145,000	2,323,608
4.00%, 3/7/2022	GBP	1,950,000	2,871,597
4.00%, 1/22/2060	GBP	1,150,000	2,620,857
4.25%, 12/7/2027	GBP	1,580,000	2,634,246
4.25%, 6/7/2032	GBP	1,810,000	3,188,868
4.25%, 3/7/2036	GBP	1,555,000	2,862,578
4.25%, 9/7/2039	GBP	1,159,000	2,213,808
4.25%, 12/7/2040	GBP	1,259,000	2,436,652
4.25%, 12/7/2046	GBP	1,150,000	2,366,124
4.25%, 12/7/2049	GBP	990,000	2,109,662
4.25%, 12/7/2055	GBP	1,300,000	2,971,114
4.50%, 9/7/2034	GBP	1,515,000	2,811,292
4.50%, 12/7/2042	GBP	1,340,000	2,735,349
4.75%, 3/7/2020	GBP	1,720,000	2,425,920
4.75%, 12/7/2030	GBP	1,700,000	3,070,599
4.75%, 12/7/2038	GBP	1,220,000	2,455,489
5.00%, 3/7/2025	GBP	2,085,000	3,442,100
6.00%, 12/7/2028	GBP	795,000	1,521,833
See accompanying notes to financial statements.
45

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
8.00%, 6/7/2021	GBP	1,215,000	$ 1,941,688
			87,849,149
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,559,740,541)			1,506,258,882

	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $216,818)	216,818	216,818
TOTAL INVESTMENTS — 99.1% (Cost $1,559,957,359)		1,506,475,700
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		13,155,359
NET ASSETS — 100.0%		$ 1,519,631,059

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.5% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note

See accompanying notes to financial statements.
46

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$ —	$ 69,166,221	$—	$ 69,166,221
Austria	—	53,804,178	—	53,804,178
Belgium	—	69,878,562	—	69,878,562
Canada	—	69,642,324	—	69,642,324
Chile	—	942,588	—	942,588
Czech Republic	—	9,785,460	—	9,785,460
Denmark	—	22,130,620	—	22,130,620
Finland	—	23,242,981	—	23,242,981
France	—	87,119,062	—	87,119,062
Germany	—	69,362,790	—	69,362,790
Hong Kong	—	1,574,245	—	1,574,245
Hungary	—	7,807,809	—	7,807,809
Indonesia	—	26,042,944	—	26,042,944
See accompanying notes to financial statements.
47

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Ireland	$ —	$ 28,398,956	$—	$ 28,398,956
Israel	—	11,274,774	—	11,274,774
Italy	—	79,446,427	—	79,446,427
Japan	—	346,209,275	—	346,209,275
Latvia	—	1,526,074	—	1,526,074
Lithuania	—	1,361,913	—	1,361,913
Luxembourg	—	2,016,405	—	2,016,405
Malaysia	—	30,408,471	—	30,408,471
Mexico	—	29,726,663	—	29,726,663
Netherlands	—	69,263,124	—	69,263,124
New Zealand	—	7,608,421	—	7,608,421
Norway	—	9,049,858	—	9,049,858
Poland	—	22,382,495	—	22,382,495
Portugal	—	31,352,958	—	31,352,958
Russia	—	13,894,666	—	13,894,666
Singapore	—	16,018,368	—	16,018,368
Slovakia	—	8,040,993	—	8,040,993
Slovenia	—	6,367,223	—	6,367,223
South Korea	—	68,372,893	—	68,372,893
Spain	—	69,034,163	—	69,034,163
Sweden	—	13,915,779	—	13,915,779
Switzerland	—	16,178,724	—	16,178,724
Thailand	—	26,061,326	—	26,061,326
United Kingdom	—	87,849,149	—	87,849,149
Short-Term Investment	216,818	—	—	216,818
TOTAL INVESTMENTS	$216,818	$1,506,258,882	$—	$1,506,475,700
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$352,122,314	$351,905,496	$—	$—	216,818	$216,818	$45,445
See accompanying notes to financial statements.
48

SPDR BLOOMBERG BARCLAYS TIPS ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$ 23,955,684	$ 22,698,250
0.75%, 2/15/2042	24,510,195	23,961,657
0.75%, 2/15/2045	23,387,938	22,713,196
0.88%, 2/15/2047	18,553,914	18,566,716
1.00%, 2/15/2046	20,593,798	21,228,499
1.00%, 2/15/2048	13,310,623	13,761,054
1.38%, 2/15/2044	23,656,886	26,425,452
1.75%, 1/15/2028	17,871,288	19,542,074
2.00%, 1/15/2026	24,129,739	26,452,709
2.13%, 2/15/2040	16,782,835	21,118,177
2.13%, 2/15/2041	26,227,972	33,238,709
2.38%, 1/15/2025	35,571,679	39,456,818
2.38%, 1/15/2027	19,571,413	22,272,268
2.50%, 1/15/2029	15,777,924	18,559,888
3.38%, 4/15/2032	6,822,550	9,122,637
3.63%, 4/15/2028	24,847,694	31,576,698
3.88%, 4/15/2029	28,365,671	37,433,324
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	51,193,376	50,658,918
0.13%, 4/15/2021	45,423,107	44,733,130
0.13%, 1/15/2022	43,676,914	42,940,958
0.13%, 4/15/2022	43,755,772	42,867,530
0.13%, 7/15/2022	42,693,027	41,992,861
0.13%, 1/15/2023	42,534,954	41,588,126
0.13%, 7/15/2024	41,352,244	40,210,095
0.13%, 7/15/2026	36,803,230	35,272,952
0.25%, 1/15/2025	41,450,961	40,334,272
0.38%, 7/15/2023	42,187,748	41,819,027
0.38%, 7/15/2025	41,400,616	40,681,901
0.38%, 1/15/2027	38,143,363	37,075,349
0.38%, 7/15/2027	36,140,113	35,176,979
0.50%, 1/15/2028	37,688,032	36,884,900
0.63%, 7/15/2021	38,079,462	38,232,541
0.63%, 4/15/2023	17,393,247	17,369,245
0.63%, 1/15/2024	42,077,374	42,040,346
0.63%, 1/15/2026	42,756,317	42,549,377
1.13%, 1/15/2021	40,150,174	40,679,353
1.25%, 7/15/2020	35,553,035	36,137,171
1.38%, 1/15/2020	21,015,456	21,255,242
See accompanying notes to financial statements.
49

SPDR BLOOMBERG BARCLAYS TIPS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
1.88%, 7/15/2019	$16,597,876	$ 16,869,251
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,245,770,078)		1,235,497,650

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (a) (b) (Cost $511,934)	511,934	511,934
TOTAL INVESTMENTS — 99.4% (Cost $1,246,282,012)		1,236,009,584
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		7,685,717
NET ASSETS — 100.0%		$ 1,243,695,301

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2018.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,235,497,650	$—	$1,235,497,650
Short-Term Investment	511,934	—	—	511,934
TOTAL INVESTMENTS	$511,934	$1,235,497,650	$—	$1,236,009,584
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	75,605	$ 75,605	$ 73,835,297	$ 73,398,968	$—	$—	511,934	$511,934	$16,202
State Street Navigator Securities Lending Government Money Market Portfolio	36,630	36,630	101,832,317	101,868,947	—	—	—	—	6,927
Total		$112,235	$175,667,614	$175,267,915	$—	$—		$511,934	$23,129
See accompanying notes to financial statements.
50

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.2%
Australia Government Bond:
0.75%, 11/21/2027	AUD	2,017,818	$ 1,503,073
1.25%, 2/21/2022	AUD	5,129,942	3,919,210
1.25%, 8/21/2040	AUD	2,030,490	1,603,187
2.00%, 8/21/2035	AUD	3,187,680	2,791,976
2.50%, 9/20/2030	AUD	4,245,880	3,794,942
3.00%, 9/20/2025	AUD	6,619,486	5,731,196
4.00%, 8/20/2020	AUD	5,674,320	4,529,558
			23,873,142
BRAZIL — 6.8%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 8/15/2020	BRL	9,540,418	2,571,081
6.00%, 5/15/2021	BRL	14,353,795	3,852,967
6.00%, 8/15/2022	BRL	24,455,764	6,495,609
6.00%, 5/15/2023	BRL	14,648,630	3,877,798
6.00%, 8/15/2024	BRL	7,603,632	2,020,802
6.00%, 8/15/2026	BRL	8,845,041	2,335,765
6.00%, 8/15/2030	BRL	6,176,011	1,627,498
6.00%, 5/15/2035	BRL	8,069,159	2,132,939
6.00%, 8/15/2040	BRL	8,224,272	2,169,433
6.00%, 5/15/2045	BRL	15,362,440	4,031,569
6.00%, 8/15/2050	BRL	23,740,131	6,218,093
6.00%, 5/15/2055	BRL	5,710,483	1,496,062
			38,829,616
CANADA — 4.6%
Canadian Government Real Return Bond:
0.50%, 12/1/2050	CAD	1,076,827	827,948
1.25%, 12/1/2047	CAD	3,729,726	3,449,057
1.50%, 12/1/2044	CAD	4,168,095	3,985,364
2.00%, 12/1/2041	CAD	2,792,319	2,846,300
3.00%, 12/1/2036	CAD	3,630,091	4,012,375
4.00%, 12/1/2031	CAD	3,959,992	4,405,858
4.25%, 12/1/2021	CAD	3,898,619	3,366,069
4.25%, 12/1/2026	CAD	3,270,493	3,277,976
			26,170,947
CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	2,172,701,600	3,390,860
1.50%, 3/1/2026	CLP	3,584,957,640	5,470,762
See accompanying notes to financial statements.
51

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
2.00%, 3/1/2035	CLP	2,634,400,690	$ 3,972,846
3.00%, 1/1/2020	CLP	353,064,010	564,301
3.00%, 1/1/2030	CLP	190,111,388	330,904
3.00%, 1/1/2040	CLP	488,857,860	856,196
3.00%, 1/1/2042	CLP	353,064,010	617,344
3.00%, 1/1/2044	CLP	2,892,409,005	5,031,336
Bonos del Banco Central de Chile en UF:
3.00%, 2/1/2021	CLP	1,113,509,570	1,803,593
3.00%, 3/1/2022	CLP	298,746,470	491,869
3.00%, 3/1/2023	CLP	298,746,470	498,897
3.00%, 2/1/2031	CLP	678,969,250	1,182,142
3.00%, 2/1/2041	CLP	543,175,400	947,892
			25,158,942
COLOMBIA — 3.5%
Colombian TES:
3.00%, 3/25/2033	COP	6,736,347,800	2,141,232
3.30%, 3/17/2027	COP	5,596,350,480	1,930,368
3.50%, 3/10/2021	COP	14,249,966,500	4,994,737
3.50%, 5/7/2025	COP	8,213,162,510	2,904,664
4.75%, 2/23/2023	COP	11,814,517,680	4,382,167
4.75%, 4/4/2035	COP	8,433,615,715	3,277,152
			19,630,320
FRANCE — 9.4%
French Republic Government Bond OAT:
0.10%, 3/1/2021	EUR	1,466,838	1,802,327
0.10%, 7/25/2021	EUR	1,802,623	2,223,530
0.10%, 3/1/2025	EUR	1,797,131	2,288,750
0.10%, 3/1/2028	EUR	2,153,403	2,761,391
0.10%, 7/25/2047 (a)	EUR	1,283,762	1,683,463
0.25%, 7/25/2024	EUR	3,162,093	4,083,328
0.70%, 7/25/2030 (a)	EUR	2,399,144	3,317,495
1.10%, 7/25/2022	EUR	3,404,562	4,452,842
1.30%, 7/25/2019	EUR	1,914,360	2,312,024
1.80%, 7/25/2040	EUR	2,651,625	4,718,917
1.85%, 7/25/2027	EUR	3,410,062	5,085,882
2.10%, 7/25/2023	EUR	3,380,640	4,693,734
2.25%, 7/25/2020	EUR	4,859,422	6,187,778
3.15%, 7/25/2032	EUR	2,156,447	3,960,634
3.40%, 7/25/2029	EUR	2,127,039	3,735,276
			53,307,371
See accompanying notes to financial statements.
52

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	5,045,111	$ 6,383,735
0.10%, 4/15/2026	EUR	4,272,564	5,566,895
0.10%, 4/15/2046	EUR	2,382,190	3,464,791
0.50%, 4/15/2030	EUR	3,353,290	4,659,491
1.75%, 4/15/2020	EUR	4,869,834	6,025,801
			26,100,713
ISRAEL — 4.4%
Israel Government Bond - CPI Linked:
0.10%, 10/30/2020	ILS	7,193,742	2,002,211
0.75%, 10/31/2025	ILS	6,531,772	1,853,722
0.75%, 5/31/2027	ILS	3,942,857	1,104,214
1.00%, 5/31/2045	ILS	4,439,336	1,069,456
1.75%, 9/29/2023	ILS	6,860,188	2,063,820
2.75%, 9/30/2022	ILS	8,811,542	2,728,131
2.75%, 8/30/2041	ILS	9,638,485	3,377,474
3.00%, 10/31/2019	ILS	7,234,728	2,080,687
4.00%, 5/30/2036	ILS	10,349,303	4,164,320
Israel Government Bond - Galil:
4.00%, 7/30/2021	ILS	9,529,749	2,974,610
4.00%, 7/31/2024	ILS	5,560,613	1,890,627
			25,309,272
ITALY — 6.0%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	2,053,913	2,371,769
0.10%, 5/15/2023	EUR	607,902	690,467
1.25%, 9/15/2032 (a)	EUR	2,055,800	2,294,359
1.30%, 5/15/2028 (a)	EUR	1,747,005	1,999,273
2.10%, 9/15/2021	EUR	3,712,451	4,611,014
2.35%, 9/15/2019	EUR	3,553,933	4,300,471
2.35%, 9/15/2024 (a)	EUR	2,895,536	3,662,238
2.35%, 9/15/2035	EUR	3,075,325	3,991,903
2.55%, 9/15/2041	EUR	1,766,472	2,299,097
2.60%, 9/15/2023	EUR	3,641,942	4,665,582
3.10%, 9/15/2026	EUR	2,482,662	3,322,000
			34,208,173
JAPAN — 4.6%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	182,000,000	1,708,021
0.10%, 3/10/2024	JPY	192,634,200	1,811,299
See accompanying notes to financial statements.
53

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
0.10%, 9/10/2024	JPY	388,316,000	$ 3,672,288
0.10%, 3/10/2025	JPY	768,096,000	7,270,786
0.10%, 3/10/2026	JPY	628,424,160	5,982,696
0.10%, 3/10/2027	JPY	561,571,120	5,363,989
0.10%, 3/10/2028	JPY	10,009,900	96,019
			25,905,098
MEXICO — 4.7%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	40,768,092	1,938,998
2.50%, 12/10/2020	MXN	94,560,767	4,666,568
4.00%, 11/30/2028	MXN	29,163,016	1,517,309
4.00%, 11/15/2040	MXN	124,627,345	6,585,056
4.00%, 11/8/2046	MXN	73,358,515	3,881,900
4.50%, 12/4/2025	MXN	100,361,692	5,360,606
4.50%, 11/22/2035	MXN	50,899,986	2,842,600
			26,793,037
NEW ZEALAND — 1.5%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	3,598,010	2,563,468
2.50%, 9/20/2035	NZD	2,841,118	2,116,660
2.50%, 9/20/2040	NZD	1,871,324	1,379,376
3.00%, 9/20/2030	NZD	3,118,116	2,444,601
			8,504,105
SOUTH AFRICA — 4.5%
South Africa Government Bond - CPI Linked:
1.88%, 3/31/2029	ZAR	10,611,674	700,004
1.88%, 2/28/2033	ZAR	21,397,951	1,358,999
2.00%, 1/31/2025	ZAR	31,694,011	2,203,304
2.25%, 1/31/2038	ZAR	29,820,002	1,941,429
2.50%, 3/31/2046	ZAR	30,555,344	1,991,081
2.50%, 12/31/2050	ZAR	44,415,540	2,850,194
2.60%, 3/31/2028	ZAR	36,645,258	2,632,651
2.75%, 1/31/2022	ZAR	32,915,749	2,418,478
3.45%, 12/7/2033	ZAR	57,113,202	4,434,388
5.50%, 12/7/2023	ZAR	60,358,123	5,042,391
			25,572,919
SOUTH KOREA — 1.2%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	3,107,730,000	2,664,076
1.50%, 6/10/2021	KRW	2,604,998,500	2,390,403
See accompanying notes to financial statements.
54

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
1.75%, 6/10/2025	KRW	789,941,400	$ 731,809
2.75%, 6/10/2020	KRW	836,501,624	783,407
			6,569,695
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	2,681,222	3,310,192
0.55%, 11/30/2019 (a)	EUR	4,482,284	5,397,156
0.65%, 11/30/2027 (a)	EUR	3,179,391	4,001,836
1.00%, 11/30/2030 (a)	EUR	3,930,494	5,090,414
1.80%, 11/30/2024 (a)	EUR	6,007,290	8,179,837
			25,979,435
SWEDEN — 3.4%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	13,375,000	1,533,413
0.13%, 6/1/2026	SEK	14,228,856	1,851,224
0.13%, 6/1/2032	SEK	13,050,641	1,753,472
0.25%, 6/1/2022	SEK	26,792,314	3,320,443
1.00%, 6/1/2025	SEK	17,450,923	2,378,134
3.50%, 12/1/2028	SEK	22,722,915	3,996,371
4.00%, 12/1/2020	SEK	33,559,531	4,372,558
			19,205,615
TURKEY — 4.5%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	9,018,292	1,762,043
2.00%, 10/26/2022	TRY	12,522,661	2,594,628
2.00%, 9/18/2024	TRY	8,135,635	1,643,927
2.00%, 4/16/2025	TRY	9,918,904	1,991,705
2.40%, 5/8/2024	TRY	5,945,299	1,233,651
2.70%, 1/14/2026	TRY	9,906,361	2,074,601
2.80%, 11/8/2023	TRY	5,906,732	1,255,432
2.90%, 7/7/2027	TRY	5,414,270	1,145,208
2.90%, 1/12/2028	TRY	1,057,490	223,192
3.00%, 1/6/2021	TRY	9,016,037	1,951,717
3.00%, 7/21/2021	TRY	12,761,719	2,760,879
3.00%, 2/23/2022	TRY	11,415,098	2,467,557
3.00%, 8/2/2023	TRY	9,542,795	2,049,914
4.00%, 4/1/2020	TRY	11,000,817	2,424,829
			25,579,283
UNITED KINGDOM — 22.4%
United Kingdom Gilt Inflation Linked:
See accompanying notes to financial statements.
55

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description		Principal Amount	Value
0.13%, 11/22/2019	GBP	1,707,129	$ 2,334,801
0.13%, 3/22/2024	GBP	2,085,691	3,089,763
0.13%, 3/22/2026	GBP	2,793,908	4,270,521
0.13%, 3/22/2029	GBP	3,086,046	4,935,747
0.13%, 11/22/2036	GBP	1,720,810	3,127,969
0.13%, 3/22/2044	GBP	3,056,987	6,223,966
0.13%, 3/22/2046	GBP	1,952,658	4,088,470
0.13%, 8/10/2048	GBP	1,007,513	2,188,456
0.13%, 11/22/2056	GBP	1,018,808	2,521,918
0.13%, 3/22/2058	GBP	1,491,781	3,773,652
0.13%, 11/22/2065	GBP	1,181,180	3,433,883
0.13%, 3/22/2068	GBP	2,351,916	7,159,580
0.25%, 3/22/2052	GBP	2,310,700	5,507,890
0.38%, 3/22/2062	GBP	2,223,431	6,493,705
0.50%, 3/22/2050	GBP	2,162,276	5,277,998
0.63%, 3/22/2040	GBP	2,841,454	5,944,764
0.63%, 11/22/2042	GBP	2,105,991	4,641,888
0.75%, 3/22/2034	GBP	3,401,893	6,425,141
0.75%, 11/22/2047	GBP	1,918,050	4,716,098
1.13%, 11/22/2037	GBP	2,378,360	5,120,602
1.25%, 11/22/2027	GBP	2,809,984	4,854,465
1.25%, 11/22/2032	GBP	2,640,114	5,157,206
1.25%, 11/22/2055	GBP	1,818,764	5,812,900
1.88%, 11/22/2022	GBP	3,698,656	5,775,617
2.00%, 1/26/2035	GBP	2,025,605	4,526,405
2.50%, 4/16/2020	GBP	3,016,786	4,333,035
2.50%, 7/17/2024	GBP	1,200,138	2,029,578
4.13%, 7/22/2030	GBP	1,490,259	3,496,942
			127,262,960
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $571,022,120)			563,960,643
TOTAL INVESTMENTS — 99.3% (Cost $571,022,120)			563,960,643
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			4,197,356
NET ASSETS — 100.0%			$ 568,157,999

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.
56

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CLP—	Chilean Peso
COP—	Colombian Peso
EUR—	Euro
GBP—	British Pound
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
NZD—	New Zealand Dollar
SEK—	Swedish Krona
TRY—	Turkish New Lira
ZAR—	South African Rand
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$ 23,873,142	$—	$ 23,873,142
Brazil	—	38,829,616	—	38,829,616
Canada	—	26,170,947	—	26,170,947
Chile	—	25,158,942	—	25,158,942
Colombia	—	19,630,320	—	19,630,320
France	—	53,307,371	—	53,307,371
Germany	—	26,100,713	—	26,100,713
Israel	—	25,309,272	—	25,309,272
Italy	—	34,208,173	—	34,208,173
Japan	—	25,905,098	—	25,905,098
Mexico	—	26,793,037	—	26,793,037
New Zealand	—	8,504,105	—	8,504,105
South Africa	—	25,572,919	—	25,572,919
South Korea	—	6,569,695	—	6,569,695
Spain	—	25,979,435	—	25,979,435
Sweden	—	19,205,615	—	19,205,615
Turkey	—	25,579,283	—	25,579,283
United Kingdom	—	127,262,960	—	127,262,960
TOTAL INVESTMENTS	$—	$563,960,643	$—	$563,960,643
See accompanying notes to financial statements.
57

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,113	$87,113	$133,666,181	$133,753,294	$—	$—	—	$—	$16,902
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$256,650,538	$3,358,366,629
Investments in affiliated issuers, at value	65,850	6,555,709
Total Investments	256,716,388	3,364,922,338
Cash	18	—
Receivable for investments sold	767,740	—
Dividends receivable — affiliated issuers	229	5,321
Interest receivable — unaffiliated issuers	742,771	—
TOTAL ASSETS	258,227,146	3,364,927,659
LIABILITIES
Advisory fee payable	31,386	374,700
Trustees’ fees and expenses payable	420	175
TOTAL LIABILITIES	31,806	374,875
NET ASSETS	$258,195,340	$3,364,552,784
NET ASSETS CONSIST OF:
Paid-in Capital	$260,702,965	$3,359,788,389
Undistributed (distribution in excess of) net investment income (loss)	1,631,078	4,669,374
Accumulated net realized gain (loss) on investments and foreign currency transactions	(807,595)	(123,524)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(3,331,108)	218,545
NET ASSETS	$258,195,340	$3,364,552,784
NET ASSET VALUE PER SHARE
Net asset value per share	$ 19.27	$ 91.57
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,400,000	36,744,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$259,981,646	$3,358,148,084
Investments in affiliated issuers	65,850	6,555,709
Total cost of investments	$260,047,496	$3,364,703,793
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2018

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation-Protected Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$1,506,258,882	$1,235,497,650	$563,960,643
Investments in affiliated issuers, at value	216,818	511,934	—
Total Investments	1,506,475,700	1,236,009,584	563,960,643
Foreign currency, at value	3,201,305	—	2,732,229
Receivable for investments sold	20,870,911	8,729,134	7,225,785
Foreign currency contracts sold	721,422	—	—
Dividends receivable — unaffiliated issuers	4,931	—	1,474
Dividends receivable — affiliated issuers	23,314	2,402	—
Interest receivable — unaffiliated issuers	11,263,399	4,099,033	3,150,378
Securities lending income receivable — affiliated issuers	—	10	—
Receivable for foreign taxes recoverable	670,115	—	—
Other Receivable	—	—	1,527
TOTAL ASSETS	1,543,231,097	1,248,840,163	577,072,036
LIABILITIES
Due to custodian	718,634	—	2,381,954
Payable for investments purchased	22,225,224	4,984,376	6,265,590
Deferred foreign taxes payable	1,835	—	22,143
Advisory fee payable	648,717	156,826	242,400
Trustees’ fees and expenses payable	5,628	3,660	1,950
TOTAL LIABILITIES	23,600,038	5,144,862	8,914,037
NET ASSETS	$1,519,631,059	$1,243,695,301	$568,157,999
NET ASSETS CONSIST OF:
Paid-in Capital	$1,577,654,559	$1,267,468,124	$579,739,022
Undistributed (distribution in excess of) net investment income (loss)	(1,481,246)	(14,461)	(818,902)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,726,666)	(13,485,934)	(3,509,961)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers*	(53,483,494)	(10,272,428)	(7,074,771)
Foreign currency translations	(332,094)	—	(177,389)
NET ASSETS	$1,519,631,059	$1,243,695,301	$568,157,999
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.88	$ 55.52	$ 54.63
Shares outstanding (unlimited amount authorized, $0.01 par value)	54,500,038	22,400,225	10,400,483
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,559,740,541	$1,245,770,078	$571,022,120
Investments in affiliated issuers	216,818	511,934	—
Total cost of investments	$1,559,957,359	$1,246,282,012	$571,022,120
Foreign currency, at cost	$ 3,151,992	$ —	$ 2,736,855
* Includes deferred foreign taxes	$ 1,835	$ —	$ 13,294
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 5,152,364	$32,441,738
Dividend income — affiliated issuers	3,959	37,215
Affiliated securities lending income	883	—
TOTAL INVESTMENT INCOME (LOSS)	5,157,206	32,478,953
EXPENSES
Advisory fee	268,895	3,139,830
Trustees’ fees and expenses	3,041	33,279
Miscellaneous expenses	183	478
TOTAL EXPENSES	272,119	3,173,587
NET INVESTMENT INCOME (LOSS)	4,885,087	29,305,366
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(550,245)	(71,548)
In-kind redemptions — unaffiliated issuers	35,016	44,378
Net realized gain (loss)	(515,229)	(27,170)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,191,499)	137,804
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,706,728)	110,634
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,178,359	$29,416,000
See accompanying notes to financial statements.
61

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2018

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation-Protected Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 26,618,139	$30,685,818	$ 19,535,505
Dividend income — affiliated issuers	45,445	16,202	16,902
Affiliated securities lending income	—	6,927	—
Foreign taxes withheld	(966,694)	—	(141,884)
TOTAL INVESTMENT INCOME (LOSS)	25,696,890	30,708,947	19,410,523
EXPENSES
Advisory fee	8,071,734	1,621,686	2,752,446
Trustees’ fees and expenses	32,067	21,169	10,892
Miscellaneous expenses	20,617	339	5,135
TOTAL EXPENSES	8,124,418	1,643,194	2,768,473
NET INVESTMENT INCOME (LOSS)	17,572,472	29,065,753	16,642,050
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(16,144,244)	(2,736,112)	(3,870,408)
In-kind redemptions — unaffiliated issuers	25,275,171	2,537,764	2,461,019
Foreign currency transactions	(2,094,243)	—	(794,389)
Net realized gain (loss)	7,036,684	(198,348)	(2,203,778)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(11,997,089)	(6,780,717)	(18,987,409)
Foreign currency translations	(660,483)	—	(221,407)
Net change in unrealized appreciation/depreciation	(12,657,572)	(6,780,717)	(19,208,816)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,620,888)	(6,979,065)	(21,412,594)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 11,951,584	$22,086,688	$ (4,770,544)
* Includes foreign capital gain taxes	$ (106,302)	$ —	$ (4,656)
** Includes foreign deferred taxes	$ 18,929	$ —	$ (1,455)
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,885,087	$ 1,454,876
Net realized gain (loss)	(515,229)	(26,499)
Net change in unrealized appreciation/depreciation	(2,191,499)	(1,568,567)
Net increase (decrease) in net assets resulting from operations	2,178,359	(140,190)
Net equalization credits and charges	(643,605)	47,997
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,520,399)	(1,351,581)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	152,478,716	98,309,988
Cost of shares redeemed	(7,743,726)	(5,883,179)
Net income equalization	643,605	(47,997)
Net increase (decrease) in net assets from beneficial interest transactions	145,378,595	92,378,812
Net increase (decrease) in net assets during the period	143,392,950	90,935,038
Net assets at beginning of period	114,802,390	23,867,352
NET ASSETS AT END OF PERIOD	$258,195,340	$114,802,390
Undistributed (distribution in excess of) net investment income (loss)	$ 1,631,078	$ 265,506
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,900,000	5,000,000
Shares redeemed	(400,000)	(300,000)
Net increase (decrease)	7,500,000	4,700,000
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/18	Year Ended 6/30/17(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,305,366	$ 5,031,693
Net realized gain (loss)	(27,170)	(93,406)
Net change in unrealized appreciation/depreciation	137,804	77,983
Net increase (decrease) in net assets resulting from operations	29,416,000	5,016,270
Net equalization credits and charges	—	(4,594)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,592,302)	(4,075,383)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,911,881,769	1,019,543,001
Cost of shares redeemed	(3,202,258,576)	(1,252,645,348)
Net income equalization	—	4,594
Net increase (decrease) in net assets from beneficial interest transactions	1,709,623,193	(233,097,753)
Contribution from Adviser (Note 3)	2,361	—
Net increase (decrease) in net assets during the period	1,713,449,252	(232,161,460)
Net assets at beginning of period	1,651,103,532	1,883,264,992
NET ASSETS AT END OF PERIOD	$ 3,364,552,784	$ 1,651,103,532
Undistributed (distribution in excess of) net investment income (loss)	$ 4,669,374	$ 956,310
SHARES OF BENEFICIAL INTEREST:
Shares sold	53,700,000	11,150,000
Shares redeemed	(35,005,728)	(13,700,000)
Net increase (decrease)	18,694,272	(2,550,000)

(a)On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,572,472	$ 21,683,307
Net realized gain (loss)	7,036,684	(41,928,568)
Net change in unrealized appreciation/depreciation	(12,657,572)	(44,056,919)
Net increase (decrease) in net assets resulting from operations	11,951,584	(64,302,180)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,583,640)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	856,112,695	688,417,078
Cost of shares redeemed	(903,851,573)	(732,030,000)
Other capital	584,123	571,367
Net increase (decrease) in net assets from beneficial interest transactions	(47,154,755)	(43,041,555)
Net increase (decrease) in net assets during the period	(48,786,811)	(107,343,735)
Net assets at beginning of period	1,568,417,870	1,675,761,605
NET ASSETS AT END OF PERIOD	$1,519,631,059	$1,568,417,870
Undistributed (distribution in excess of) net investment income (loss)	$ (1,481,246)	$ (1,609,066)
SHARES OF BENEFICIAL INTEREST:
Shares sold	29,500,000	50,800,019
Shares redeemed	(31,900,000)	(23,200,000)
Net increase (decrease)	(2,400,000)	27,600,019
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays TIPS ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,065,753	$ 18,182,898
Net realized gain (loss)	(198,348)	195,814
Net change in unrealized appreciation/depreciation	(6,780,717)	(24,614,289)
Net increase (decrease) in net assets resulting from operations	22,086,688	(6,235,577)
Net equalization credits and charges	(2,154,935)	19,850
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,026,367)	(20,309,908)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	434,846,554	290,477,903
Cost of shares redeemed	(99,555,279)	(33,937,013)
Net income equalization	2,154,935	(19,850)
Other capital	—	5,682
Net increase (decrease) in net assets from beneficial interest transactions	337,446,210	256,526,722
Net increase (decrease) in net assets during the period	322,351,596	230,001,087
Net assets at beginning of period	921,343,705	691,342,618
NET ASSETS AT END OF PERIOD	$1,243,695,301	$921,343,705
Undistributed (distribution in excess of) net investment income (loss)	$ (14,461)	$ 1,664,991
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,800,000	5,100,000
Shares redeemed	(1,800,000)	(600,000)
Net increase (decrease)	6,000,000	4,500,000
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,642,050	$ 18,622,965
Net realized gain (loss)	(2,203,778)	(6,187,275)
Net change in unrealized appreciation/depreciation	(19,208,816)	(4,145,756)
Net increase (decrease) in net assets resulting from operations	(4,770,544)	8,289,934
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,405,631)	—
Net realized gains	(4,147,377)	(6,386,284)
Return of capital	(2,126,392)	—
Total distributions to shareholders	(17,679,400)	(6,386,284)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	198,651,006	66,229,622
Cost of shares redeemed	(105,355,278)	(189,996,981)
Other capital	1,061,317	657,251
Net increase (decrease) in net assets from beneficial interest transactions	94,357,045	(123,110,108)
Contribution from Affiliate (Note 3)	14,645	—
Net increase (decrease) in net assets during the period	71,921,746	(121,206,458)
Net assets at beginning of period	496,236,253	617,442,711
NET ASSETS AT END OF PERIOD	$ 568,157,999	$ 496,236,253
Undistributed (distribution in excess of) net investment income (loss)	$ (818,902)	$ (1,952,634)
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,400,000	1,200,000
Shares redeemed	(1,900,000)	(3,500,000)
Net increase (decrease)	1,500,000	(2,300,000)
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 19.46	$ 19.89	$ 19.29	$ 19.93	$19.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.38	0.19	(0.06)	0.21
Net realized and unrealized gain (loss) (b)	(0.21)	(0.47)	0.47	(0.11)	0.45
Total from investment operations	0.32	(0.09)	0.66	(0.17)	0.66
Net equalization credits and charges (a)	(0.07)	0.01	(0.05)	(0.25)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.44)	(0.35)	(0.01)	(0.22)	(0.12)
Net asset value, end of period	$ 19.27	$ 19.46	$ 19.89	$ 19.29	$19.93
Total return (d)	1.31%	(0.41)%	3.16%	(2.10)%	3.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$258,195	$114,802	$23,867	$19,293	$9,963
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.73%	1.94%	0.96%	(0.32)%	1.06%
Portfolio turnover rate (e)	21%	22%	23%	28%	24%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 91.48	$ 91.42	$ 91.42	$ 91.52	$ 91.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.15	0.28	0.00(c)	(0.10)	(0.08)
Net realized and unrealized gain (loss) (d)	(0.10)	(0.00)(c)	0.08	0.08	(0.08)
Total from investment operations	1.05	0.28	0.08	(0.02)	(0.16)
Net equalization credits and charges (b)	—	(0.00)(c)	(0.08)	(0.08)	0.08
Contribution from Adviser (Note 3)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.96)	(0.22)	—	—	—
Net asset value, end of period	$ 91.57	$ 91.48	$ 91.42	$ 91.42	$ 91.52
Total return (e)	1.16%	0.31%	0.01%	(0.11)%	(0.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,364,553	$1,651,104	$1,883,265	$1,403,188	$979,258
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	1.26%	0.30%	0.01%	(0.12)%	(0.09)%
Portfolio turnover rate (f)	625%	620%	685%	620%	577%

(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 27.56	$ 28.60	$ 26.08	$ 30.34	$ 28.15
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.46	0.50	0.46	0.60
Net realized and unrealized gain (loss) (c)	0.24	(1.51)	2.01	(4.37)	2.05
Total from investment operations	0.55	(1.05)	2.51	(3.91)	2.65
Net equalization credits and charges (b)	—	—	—	(0.02)	—
Other capital (b)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.24)	—	—	(0.18)	(0.46)
Net realized gains	—	—	—	(0.16)	(0.01)
Total distributions	(0.24)	—	—	(0.34)	(0.47)
Net asset value, end of period	$ 27.88	$ 27.56	$ 28.60	$ 26.08	$ 30.34
Total return (d)	2.02%	(3.61)%	9.67%	(13.01)%	9.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,519,631	$1,568,418	$1,675,762	$1,449,792	$2,426,951
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.09%	1.46%	1.86%	1.62%	2.05%
Portfolio turnover rate (e)	29%	25%	24%	19%	40%

(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays TIPS ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 56.18	$ 58.09	$ 55.87	$ 57.38	$ 55.65
Income (loss) from investment operations:
Net investment income (loss) (a)	1.50	1.27	0.68	(0.07)	1.00
Net realized and unrealized gain (loss) (b)	(0.23)	(1.73)	1.80	(0.94)	1.51
Total from investment operations	1.27	(0.46)	2.48	(1.01)	2.51
Net equalization credits and charges (a)	(0.11)	(0.00)(c)	(0.02)	(0.04)	(0.01)
Other capital (a)	—	(0.00)(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.82)	(1.45)	(0.24)	(0.46)	(0.77)
Net asset value, end of period	$ 55.52	$ 56.18	$ 58.09	$ 55.87	$ 57.38
Total return (d)	2.10%	(0.82)%	4.42%	(1.84)%	4.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,243,695	$921,344	$691,343	$653,662	$596,730
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.17%	0.19%
Net investment income (loss)	2.69%	2.22%	1.21%	(0.12)%	1.79%
Portfolio turnover rate (e)	15%	18%	17%	18%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
71

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 55.75	$ 55.13	$ 54.61	$ 62.28	$ 57.56
Income (loss) from investment operations:
Net investment income (loss) (a)	1.73	1.86	1.39	1.36	1.99
Net realized and unrealized gain (loss) (b)	(1.11)	(0.65)	(0.37)	(8.43)	4.20
Total from investment operations	0.62	1.21	1.02	(7.07)	6.19
Other capital (a)	0.11	0.07	0.08	0.10	0.05
Contribution from Affiliate (Note 3)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.18)	—	(0.05)	(0.43)	(1.49)
Net realized gains	(0.47)	(0.66)	(0.53)	(0.27)	(0.03)
Return of Capital	(0.20)	—	—	—	—
Total distributions	(1.85)	(0.66)	(0.58)	(0.70)	(1.52)
Net asset value, end of period	$ 54.63	$ 55.75	$ 55.13	$ 54.61	$ 62.28
Total return (d)	1.21%	2.39%	2.12%	(11.25)%	10.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$568,158	$496,236	$617,443	$769,996	$959,208
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.02%	3.39%	2.63%	2.35%	3.35%
Portfolio turnover rate (e)	32%	42%	52%	36%	19%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays TIPS ETF
SPDR FTSE International Government Inflation-Protected Bond ETF (formerly, SPDR Citi International Government Inflation-Protected Bond ETF)
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF and SPDR FTSE International Government Inflation-Protected Bond ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2018:
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays TIPS ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345
SPDR Bloomberg Barclays International Treasury Bond ETF	0.50
SPDR Bloomberg Barclays TIPS ETF	0.15
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
The Adviser pays all operating expenses of each Fund other than management fee, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018.
On January 9, 2018, the Adviser agreed to make a contribution of $2,361 to the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF in connection with an overdraft.
On February 28, 2018, State Street agreed to make a contribution of $14,645 to the SPDR FTSE International Government Inflation-Protected Bond ETF in connection with a portfolio accounting matter.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
78

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the SPDR Bloomberg Barclays International Treasury Bond ETF and the SPDR FTSE International Government Inflation-Protected Bond ETF had cash overdrafts related to foreign currency transactions and the sale of investment securities, respectively.
79

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 37,774,449	$ 40,799,291	$ 37,774,449	$ 40,799,291
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	14,670,113,218	14,701,532,958	—	—
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	510,259,247	466,787,190
SPDR Bloomberg Barclays TIPS ETF	159,332,399	181,154,930	159,332,399	181,154,930
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	238,548,007	128,952,516
For the period ended June 30, 2018,the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 152,691,795	$ 7,758,546	$ 35,016
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,909,870,375	3,200,831,150	44,378
SPDR Bloomberg Barclays International Treasury Bond ETF	713,295,918	790,721,183	25,275,171
SPDR Bloomberg Barclays TIPS ETF	436,270,393	99,776,296	2,537,764
SPDR FTSE International Government Inflation-Protected Bond ETF	18,202,284	45,852,296	2,461,019
80

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, net operating
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

losses, contributions from adviser, wash sale loss deferrals, expired capital loss carryover, forward contracts, and distributions in excess of current earnings. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 3,520,399	$ —	$ —	$ 3,520,399
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	25,592,302	—	—	25,592,302
SPDR Bloomberg Barclays International Treasury Bond ETF	13,583,640	—	—	13,583,640
SPDR Bloomberg Barclays TIPS ETF	35,026,367	—	—	35,026,367
SPDR FTSE International Government Inflation-Protected Bond ETF	11,405,631	4,147,377	2,126,392	17,679,400
The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 1,351,581	$ —	$ 1,351,581
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,075,383	—	4,075,383
SPDR Bloomberg Barclays TIPS ETF	20,309,908	—	20,309,908
SPDR FTSE International Government Inflation-Protected Bond ETF	—	6,386,284	6,386,284
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$1,641,185	$ (771,724)	$—	$ (3,377,086)	$—	$ (2,507,625)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,669,374	(123,524)	—	218,545	—	4,764,395
SPDR Bloomberg Barclays International Treasury Bond ETF	—	(2,265,917)	—	(55,342,899)	—	(57,608,816)
SPDR Bloomberg Barclays TIPS ETF	—	(13,174,130)	—	(10,598,693)	—	(23,772,823)
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR FTSE International Government Inflation-Protected Bond ETF	$—	$—	$—	$(10,830,616)	(750,407)	(11,581,023)

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 270,448	$ 501,276
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	123,524	—
SPDR Bloomberg Barclays International Treasury Bond ETF	729,697	1,536,220
SPDR Bloomberg Barclays TIPS ETF	5,247,043	7,927,087
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 260,093,474	$ 38,237	$ 3,415,323	$ (3,377,086)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,364,703,793	218,545	—	218,545
SPDR Bloomberg Barclays International Treasury Bond ETF	1,561,484,670	17,786,251	72,797,056	(55,010,805)
SPDR Bloomberg Barclays TIPS ETF	1,246,608,277	3,550,147	14,148,840	(10,598,693)
SPDR FTSE International Government Inflation-Protected Bond ETF	574,600,576	26,771,220	37,424,447	(10,653,227)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The Fund's did not have any securities on loan at June 30, 2018.
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2018:
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.
The Funds had no outstanding loans as of June 30, 2018.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

11.    Stock Splits
The Board authorized a 1-for-2 reverse stock split for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF effective after the close of trading on November 29, 2017, for the shareholders of record on November 27, 2017. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV of shares outstanding by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements for the Fund has been adjusted to reflect the reverse stock split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays TIPS ETF and SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays TIPS ETF and SPDR FTSE International Government Inflation-Protected Bond ETF (formerly, SPDR Citi International Government Inflation-Protected Bond ETF) (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 31, 2018
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays International Treasury Bond ETF
Annualized Expense Ratio	0.15%	0.14%	0.50%
Actual:
Ending Account Value	$1,001.30	$1,007.10	$ 983.40
Expenses Paid During Period(a)	0.74	0.70	2.46
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10	1,022.30
Expenses Paid During Period(a)	0.75	0.70	2.51

	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation- Protected Bond ETF
Annualized Expense Ratio	0.15%	0.50%
Actual:
Ending Account Value	$ 998.40	$ 961.50
Expenses Paid During Period(a)	0.74	2.43
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,022.30
Expenses Paid During Period(a)	0.75	2.51

(a)	Hypothetical expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the year multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2018:
Amount
SPDR FTSE International Government Inflation-Protected Bond ETF	$4,147,377
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2018, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Barclays International Treasury Bond ETF	$1,072,996
SPDR FTSE International Government Inflation-Protected Bond ETF	141,884
The amount of foreign source income earned on the following Funds during the year ended June 30, 2018 were as follows:
Amount
SPDR Bloomberg Barclays International Treasury Bond ETF	$24,720,780
SPDR FTSE International Government Inflation-Protected Bond ETF	18,913,373
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational fixed income series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust,
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

(iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Limited Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately to consider the SSGA Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the SSGA Limited Sub-Advisory Agreement, the Board requested, and SSGA Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.
The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance,
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

and the extent to which each Foreign Fixed Income ETF tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
97

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
98

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

99

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
100

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
101

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
102

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation - All Rights Reserved
SPDRINTLAR

Annual Report
June 30, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays Municipal Managed Money Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies.
The Bloomberg Barclays Managed Money Municipal Short Term Index is designed to track the publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
See accompanying notes to financial statements.
1

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Municipal Managed Money Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was 0.81%, and the Index was 1.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Interest rate movement in the tax exempt market, the shape of the municipal yield curve and the relative performance of certain States and Sectors were the primary drivers of Fund performance during the Reporting Period.
Interest Rates moved higher over the reporting period. Municipal rates rose by approximately 60 basis points in the two to five year maturity range, approximately 50 basis points in the 10 year portion of the municipal yield curve, and approximately 20 basis points for 30 year maturities.
The shape of the municipal yield became flatter by 45 basis points during the reporting period. Federal Reserve actions to raise the Federal Funds Target Rate put pressure on the front end of fixed income yield curves. Inflation, while rising, was contained acceptably in the view of market participants and longer rates rose at a slower pace than those in the front end of the yield curve.
Revenue bonds outperformed General Obligation bonds over the reporting period. The portfolio had a slight overweighting to Revenue bonds. Additionally, California municipal bonds in the higher credit tiers (AAA & AA) outperformed those from other States. A strong economy and relatively high tax rates drove demand for bonds from California.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money Index	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money Index
ONE YEAR	0.81%	0.74%	1.19%	0.81%	0.74%	1.19%
FIVE YEARS	18.33%	19.14%	20.02%	3.42%	3.56%	3.72%
TEN YEARS	51.67%	51.69%	56.47%	4.25%	4.25%	4.58%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.23% after fee waiver). SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee and reimburse certain expenses, until October 31, 2018, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.23% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See Notes to Performance Summaries on Page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Metropolitan New York, NY, Transportation Authority Revenue 5.00% 11/15/2034	0.3%
Prince George's County, MD, General Obligation 5.00% 7/15/2028	0.3
San Francisco, CA, Public Utilities Commission, Water Revenue 5.00% 11/1/2047	0.3
New York, State Urban Development Corp., Revenue 5.00% 3/15/2026	0.3
San Francisco, CA, Public Utilities Commission, Water Revenue 5.00% 11/1/2045	0.3
TOTAL	1.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
Municipal Bonds & Notes	99.0%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2018

% of Total Investments
California	19.6%
New York	17.7
Texas	12.8
Massachusetts	4.8
Washington	4.5
Maryland	3.6
Florida	3.3
Virginia	2.8
Ohio	2.2
Arizona	2.0
TOTAL	73.3%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
4

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Managed Money Municipal Short Term Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Fund was –0.06%, and the Index was 0.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Interest rate movement in the tax exempt market, the shape of the municipal yield curve and the relative performance of certain states and sectors were the primary drivers of Fund performance during the Reporting Period.
Interest Rates moved higher over the reporting period. Municipal rates rose by approximately 60 basis points in the two to five year maturity range, by 50 basis points in the 10 year portion of the municipal yield curve and by 20 basis points for 30 year maturities.
The shape of the municipal yield curve became flatter by 45 basis points during the reporting period. Federal Reserve actions to raise the Federal Funds Target Rate put pressure on the front end of fixed income yield curves. Inflation, while rising, was contained acceptably in the view of market participants and longer rates rose at a slower pace than those in the front end of the yield curve.
Revenue bonds outperformed General Obligation bonds over the reporting period. The Fund had a slight overweighting to Revenue bonds. Additionally California municipal bonds in the higher credit tiers (AAA & AA) outperformed those from other States. A strong economy and relatively high tax rates drove demand for bonds from California.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index
ONE YEAR	– 0.06%	– 0.01%	0.19%	– 0.06%	– 0.01%	0.19%
FIVE YEARS	4.86%	5.37%	6.13%	0.95%	1.05%	1.20%
TEN YEARS	20.11%	19.86%	24.29%	1.85%	1.83%	2.20%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
Connecticut, State Health & Educational Facility Authority Revenue VRN 5.00% 7/1/2057	1.0%
California, State General Obligation 5.00% 11/1/2022	0.8
Los Angeles, CA, Unified School District, General Obligation 5.00% 7/1/2022	0.8
California, State General Obligation 5.00% 8/1/2020	0.7
California, State General Obligation 5.00% 8/1/2020	0.7
TOTAL	4.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2018

% of Net Assets
Municipal Bonds & Notes	98.7%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2018

% of Total Investments
California	18.7%
New York	14.2
Texas	13.3
Maryland	6.1
Massachusetts	5.0
Virginia	3.5
Florida	3.1
Ohio	3.0
Washington	3.0
Wisconsin	2.8
TOTAL	72.7%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
7

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.8%
Other Securities	$ 19,295,000	$ 21,436,578
ALASKA — 0.1%
Other Securities	3,235,000	3,668,443
ARIZONA — 2.0%
Arizona, State Transportation Board, Highway Revenue 5.00%, 7/1/2035	5,000,000	5,779,150
Other Securities	42,005,000	48,228,955
		54,008,105
ARKANSAS — 0.3%
Other Securities	7,395,000	7,792,011
CALIFORNIA — 19.4%
California, Infrastructure & Economic Development Bank Revenue 5.00%, 10/1/2033	3,810,000	4,485,513
California, Municipal Finance Authority Revenue 4.00%, 1/1/2043	4,750,000	5,015,145
California, State General Obligation:
3.00%, 12/1/2019	100,000	102,142
3.00%, 10/1/2027	100,000	102,231
3.25%, 3/1/2032	250,000	252,835
3.63%, 10/1/2047	200,000	202,898
3.75%, 12/1/2034	100,000	102,463
4.00%, 5/1/2023	225,000	246,803
4.00%, 11/1/2023	160,000	176,603
4.00%, 12/1/2032	305,000	321,998
4.00%, 8/1/2033	205,000	220,521
4.00%, 9/1/2033	1,005,000	1,081,762
4.00%, 11/1/2036	30,000	32,096
4.00%, 12/1/2040	500,000	515,975
4.00%, 11/1/2044	210,000	218,936
4.00%, 8/1/2045	750,000	783,360
4.50%, 12/1/2043	2,975,000	3,216,362
5.00%, 10/1/2018	275,000	277,494
5.00%, 9/1/2019	170,000	176,960
5.00%, 10/1/2019	490,000	511,428
5.00%, 8/1/2020	1,215,000	1,302,699
5.00%, 9/1/2020	150,000	161,220
5.00%, 8/1/2021	2,000,000	2,198,960
5.00%, 9/1/2021	1,100,000	1,211,947
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 12/1/2021	$ 175,000	$ 194,119
5.00%, 8/1/2022	375,000	422,130
5.00%, 9/1/2022	2,025,000	2,283,612
5.00%, 10/1/2022	2,845,000	3,214,110
5.00%, 11/1/2022	110,000	124,541
5.00%, 3/1/2023	300,000	341,577
5.00%, 9/1/2023	1,035,000	1,190,354
5.00%, 10/1/2023	640,000	737,536
5.00%, 11/1/2023	3,725,000	4,299,208
5.00%, 3/1/2024	1,905,000	2,208,295
5.00%, 8/1/2024	3,875,000	4,525,031
5.00%, 9/1/2024	970,000	1,129,664
5.00%, 12/1/2024	3,900,000	4,510,154
5.00%, 3/1/2025	410,000	482,427
5.00%, 8/1/2025	420,000	497,284
5.00%, 9/1/2025	235,000	278,541
5.00%, 10/1/2025	420,000	489,850
5.00%, 11/1/2025	470,000	541,167
5.00%, 12/1/2025	625,000	720,700
5.00%, 3/1/2026	1,325,000	1,553,668
5.00%, 8/1/2026	2,735,000	3,277,056
5.00%, 10/1/2026	1,175,000	1,393,938
5.00%, 11/1/2026	320,000	369,587
5.00%, 12/1/2026	200,000	229,738
5.00%, 8/1/2027	3,465,000	4,072,796
5.00%, 9/1/2027	315,000	351,996
5.00%, 10/1/2027	150,000	177,408
5.00%, 11/1/2027	320,000	373,817
5.00%, 12/1/2027	355,000	407,590
5.00%, 8/1/2028	1,545,000	1,818,108
5.00%, 9/1/2028	2,110,000	2,328,316
5.00%, 10/1/2028	650,000	752,336
5.00%, 8/1/2029	765,000	900,728
5.00%, 9/1/2029	1,645,000	1,814,371
5.00%, 10/1/2029	400,000	457,849
5.00%, 11/1/2029	6,000,000	6,840,060
5.00%, 8/1/2030	1,930,000	2,245,265
5.00%, 9/1/2030	1,055,000	1,207,875
5.00%, 11/1/2030	1,500,000	1,739,495
5.00%, 9/1/2031	1,890,000	2,208,798
5.00%, 11/1/2031	1,000,000	1,136,780
5.00%, 3/1/2032	280,000	322,328
5.00%, 8/1/2032	1,955,000	2,238,907
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 10/1/2032	$ 150,000	$ 172,205
5.00%, 11/1/2032	455,000	516,743
5.00%, 8/1/2033	2,160,000	2,465,943
5.00%, 9/1/2033	50,000	56,455
5.00%, 10/1/2033	570,000	652,599
5.00%, 8/1/2034	2,350,000	2,704,215
5.00%, 9/1/2034	290,000	338,784
5.00%, 10/1/2034	155,000	176,884
5.00%, 8/1/2035	2,965,000	3,399,414
5.00%, 9/1/2035	230,000	268,141
5.00%, 10/1/2035	250,000	289,552
5.00%, 9/1/2036	1,390,000	1,617,182
5.00%, 10/1/2037	590,000	670,016
5.00%, 10/1/2039	990,000	1,131,338
5.00%, 10/1/2044	2,240,000	2,531,402
5.00%, 3/1/2045	1,420,000	1,599,389
5.00%, 8/1/2045	3,530,000	4,001,184
5.00%, 9/1/2045	600,000	692,376
5.25%, 9/1/2029	150,000	172,280
3.00%, 12/1/2032 (a)	360,000	364,536
4.00%, 12/1/2030 (a)	135,000	143,741
Series A, 5.00%, 9/1/2022	2,250,000	2,537,347
Series B, 5.00%, 9/1/2021	705,000	776,748
Series B, 5.00%, 9/1/2023	3,400,000	3,910,340
Series B, 5.00%, 9/1/2025	100,000	118,528
Series C, 5.00%, 9/1/2032	1,350,000	1,568,065
Series C, 5.00%, 9/1/2034	145,000	167,088
Imperial, CA, Irrigation District Electric System Revenue Series B-1, 5.00%, 11/1/2046	4,410,000	5,031,104
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	4,861,838
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,661,090
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A, 5.00%, 6/1/2036	4,055,000	4,747,148
San Diego County, CA, Water Authority Financing Corp., Revenue Series B, 5.00%, 5/1/2035	4,000,000	4,654,280
San Francisco, CA, Public Utilities Commission, Water Revenue:
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2045	$ 6,500,000	$ 7,323,745
Series B, 5.00%, 11/1/2047	6,590,000	7,408,873
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,755,000	4,513,773
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	240,735
Series A, 3.13%, 11/1/2036	625,000	597,556
Series A, 4.00%, 11/1/2035	100,000	105,497
Series A, 4.00%, 11/1/2037	250,000	262,858
Series A, 4.00%, 11/1/2038	1,080,000	1,133,266
Series A, 4.00%, 11/1/2043	330,000	345,134
Series A, 4.00%, 11/1/2045	1,050,000	1,092,945
Series A, 5.00%, 11/1/2019	1,710,000	1,789,515
Series A, 5.00%, 11/1/2020	460,000	497,127
Series A, 5.00%, 11/1/2023	120,000	139,356
Series A, 5.00%, 11/1/2028	100,000	118,765
Series A, 5.00%, 11/1/2029	255,000	296,463
Series A, 5.00%, 11/1/2030	3,040,000	3,547,278
Series A, 5.00%, 11/1/2031	205,000	243,757
Series A, 5.00%, 11/1/2032	1,265,000	1,465,352
Series A, 5.00%, 11/1/2033	350,000	403,784
Series A, 5.00%, 11/1/2034	210,000	241,471
Series A, 5.00%, 11/1/2035	150,000	173,549
Series A, 5.00%, 11/1/2036	1,340,000	1,563,788
Series A, 5.00%, 11/1/2041	1,940,000	2,239,555
Series A, 5.00%, 11/1/2043	120,000	137,119
Series A, 5.00%, 11/1/2045	3,300,000	3,797,013
Series AF, 4.00%, 5/15/2019	115,000	117,767
Series AI, 5.00%, 5/15/2032	295,000	333,353
Series AI, 5.00%, 5/15/2033	2,930,000	3,303,692
Series AI, 5.00%, 5/15/2034	740,000	832,204
Series AI, 5.00%, 5/15/2038	1,225,000	1,372,233
Series AK, 5.00%, 5/15/2048 (a)	745,000	855,968
Series AM, 5.00%, 5/15/2025	250,000	291,767
Series AM, 5.00%, 5/15/2026	450,000	523,827
Series AM, 5.00%, 5/15/2027	600,000	696,996
Series AM, 5.00%, 5/15/2028	655,000	758,529
Series AM, 5.00%, 5/15/2029	210,000	242,567
Series AM, 5.00%, 5/15/2049	1,000,000	1,122,260
Series AM, 5.25%, 5/15/2030	100,000	116,698
Series AM, 5.25%, 5/15/2031	150,000	174,599
Series AO, 5.00%, 5/15/2025	2,175,000	2,594,731
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series AO, 5.00%, 5/15/2026	$ 100,000	$ 118,452
Series AO, 5.00%, 5/15/2028	405,000	477,742
Series AO, 5.00%, 5/15/2032	100,000	116,367
Series AO, 5.00%, 5/15/2040	110,000	125,313
Series AR, 4.00%, 5/15/2037	755,000	802,089
Series AR, 5.00%, 5/15/2030	580,000	686,134
Series AR, 5.00%, 5/15/2032	100,000	117,360
Series AR, 5.00%, 5/15/2041	495,000	569,512
Series AR, 5.00%, 5/15/2046	620,000	710,501
Series AT, 1.40%, 5/15/2046 (a)	115,000	112,897
Series AV, 4.00%, 5/15/2045	2,030,000	2,124,090
Series AV, 5.00%, 5/15/2026	1,000,000	1,208,450
Series AV, 5.25%, 5/15/2047	2,500,000	2,949,925
Series B-2, 4.00%, 11/1/2049 (a)	100,000	105,640
Series B-3, 4.00%, 11/1/2051 (a)	350,000	381,381
Series I, 4.00%, 5/15/2045	200,000	208,284
Series I, 5.00%, 5/15/2019	125,000	129,081
Series I, 5.00%, 5/15/2022	605,000	679,639
Series I, 5.00%, 5/15/2027	100,000	117,961
Series I, 5.00%, 5/15/2028	500,000	587,715
Series I, 5.00%, 5/15/2030	170,000	197,941
Series I, 5.00%, 5/15/2031	325,000	377,075
Series I, 5.00%, 5/15/2032	145,000	167,838
Series K, 4.00%, 5/15/2036	265,000	281,149
Series K, 4.00%, 5/15/2046	315,000	327,499
Series K, 5.00%, 5/15/2031	460,000	540,932
Series K, 5.00%, 5/15/2033	300,000	350,451
Series K, 5.00%, 5/15/2051	645,000	734,294
Series M, 5.00%, 5/15/2030	190,000	227,561
Series M, 5.00%, 5/15/2032	295,000	351,251
Series M, 5.00%, 5/15/2036	250,000	292,697
Series M, 5.00%, 5/15/2042	500,000	578,595
Series M, 5.00%, 5/15/2047	260,000	299,775
Series M, 5.00%, 5/15/2052	250,000	286,987
West Valley-Mission Community College District, CA, General Obligation Series C, 4.00%, 8/1/2032	5,000,000	5,397,200
Other Securities	277,955,000	300,891,764
		523,972,423
COLORADO — 1.4%
Other Securities	34,220,000	38,130,397
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
CONNECTICUT — 0.5%
Other Securities	$ 12,560,000	$ 13,627,859
DELAWARE — 0.3%
Other Securities	7,890,000	8,756,514
DISTRICT OF COLUMBIA — 1.3%
Other Securities	30,605,000	34,776,251
FLORIDA — 3.3%
Other Securities	79,487,000	88,243,514
GEORGIA — 2.0%
Atlanta, GA, Water & Wastewater System Revenue Series A, 5.00%, 11/1/2037	5,000,000	5,817,000
Georgia, State General Obligation Series F, 5.00%, 1/1/2028	4,000,000	4,781,320
Other Securities	37,915,000	42,902,182
		53,500,502
HAWAII — 1.3%
Other Securities	31,370,000	35,374,475
IDAHO — 0.0% (b)
Other Securities	830,000	980,764
ILLINOIS — 1.8%
Other Securities	43,375,000	48,481,822
INDIANA — 0.5%
Other Securities	10,645,000	12,303,449
IOWA — 0.2%
Other Securities	4,815,000	5,533,554
KANSAS — 0.5%
Other Securities	12,710,000	13,960,736
KENTUCKY — 0.4%
Other Securities	9,900,000	10,731,361
LOUISIANA — 0.7%
Other Securities	16,850,000	18,951,421
MAINE — 0.1%
Other Securities	2,205,000	2,532,194
MARYLAND — 3.6%
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2031	4,000,000	4,800,760
Maryland, Stadium Authority Revenue 5.00%, 5/1/2031	4,925,000	5,789,928
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Maryland, State General Obligation:
4.00%, 6/1/2025	$ 100,000	$ 109,460
4.00%, 6/1/2027	1,060,000	1,152,315
4.00%, 6/1/2028	1,245,000	1,348,435
4.00%, 6/1/2030	100,000	107,340
5.00%, 6/1/2020	150,000	159,384
5.00%, 8/1/2020	385,000	411,068
5.00%, 6/1/2026	2,100,000	2,411,661
Series 2-C, 5.00%, 8/1/2021	1,615,000	1,768,021
Series 2-C, 5.00%, 8/1/2022	120,000	134,328
Series A, 3.00%, 3/1/2026	565,000	578,600
Series A, 4.00%, 3/1/2027	2,900,000	3,150,096
Series A, 4.00%, 3/15/2030	1,250,000	1,360,037
Series A, 5.00%, 3/15/2022	100,000	110,985
Series A, 5.00%, 3/1/2023	950,000	1,075,305
Series A, 5.00%, 8/1/2023	1,290,000	1,463,932
Series A, 5.00%, 3/1/2024	545,000	616,106
Series A, 5.00%, 8/1/2024	1,160,000	1,333,637
Series A, 5.00%, 3/1/2025	200,000	226,094
Series A, 5.00%, 3/15/2025	315,000	368,374
Series A, 5.00%, 8/1/2025	320,000	376,131
Series A, 5.00%, 3/1/2026	205,000	231,746
Series A, 5.00%, 8/1/2027	4,160,000	5,014,880
Series B, 3.00%, 8/1/2028	1,410,000	1,415,908
Series B, 4.00%, 8/1/2025	180,000	199,631
Series B, 5.00%, 8/1/2020	100,000	106,771
Series B, 5.00%, 8/1/2021	225,000	246,319
Series B, 5.00%, 8/1/2022	650,000	727,610
Series B, 5.00%, 8/1/2026	2,030,000	2,267,307
Series C, 5.00%, 8/1/2023	230,000	262,439
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2028	7,000,000	8,530,480
Other Securities	44,255,000	49,004,975
		96,860,063
MASSACHUSETTS — 4.8%
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,436,645
4.00%, 5/1/2045	300,000	306,465
Series A, 4.00%, 12/1/2032	2,465,000	2,569,541
Series A, 4.25%, 12/1/2039	4,300,000	4,507,131
Series A, 4.50%, 12/1/2043	3,350,000	3,557,532
Series A, 5.00%, 7/1/2026	600,000	709,992
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2029	$ 4,250,000	$ 4,971,947
Series A, 5.00%, 12/1/2031	435,000	479,783
Series A, 5.00%, 3/1/2032	1,215,000	1,368,904
Series A, 5.00%, 4/1/2033	1,675,000	1,950,521
Series A, 5.00%, 4/1/2034	100,000	115,946
Series A, 5.00%, 7/1/2035	2,000,000	2,269,580
Series A, 5.00%, 3/1/2036	1,130,000	1,262,402
Series A, 5.00%, 4/1/2036	190,000	219,346
Series A, 5.00%, 4/1/2037	150,000	172,793
Series A, 5.00%, 3/1/2041	1,135,000	1,263,584
Series A, 5.00%, 1/1/2042	135,000	155,957
Series A, 5.00%, 4/1/2042	250,000	286,127
Series A, 5.00%, 3/1/2046	250,000	277,633
Series B, 4.00%, 7/1/2026	100,000	111,038
Series B, 5.00%, 7/1/2025	1,110,000	1,299,488
Series B, 5.00%, 7/1/2027	115,000	137,621
Series B, 5.00%, 1/1/2028	5,000,000	6,013,200
Series B, 5.00%, 7/1/2029	300,000	350,727
Series B, 5.00%, 7/1/2033	1,045,000	1,205,418
Series B, 5.00%, 4/1/2037	110,000	126,715
Series C, 4.00%, 7/1/2031	525,000	548,452
Series C, 4.00%, 6/1/2043	565,000	576,142
Series C, 5.00%, 8/1/2020	400,000	427,000
Series C, 5.00%, 10/1/2021	2,535,000	2,785,255
Series C, 5.00%, 8/1/2022	665,000	743,290
Series C, 5.00%, 7/1/2024	340,000	379,110
Series C, 5.00%, 7/1/2027	275,000	306,633
Series C, 5.00%, 10/1/2027	350,000	420,210
Series D, 3.13%, 9/1/2034	180,000	174,098
Series D, 5.00%, 7/1/2027	250,000	299,175
Series D-1-R, 1.05%, 8/1/2043 (a)	540,000	531,889
Series D-GREEN BOND, 4.00%, 8/1/2033	235,000	243,679
Series D-GREEN BOND, 5.00%, 8/1/2033	390,000	426,707
Series E, 3.00%, 4/1/2041	300,000	267,453
Series E, 3.00%, 4/1/2044	180,000	158,688
Series E, 3.25%, 9/1/2040	1,325,000	1,246,825
Series E, 4.00%, 8/1/2032	200,000	207,686
Series E, 4.00%, 9/1/2039	2,750,000	2,854,005
Series E, 4.00%, 9/1/2041	4,000,000	4,146,120
Series E, 4.00%, 4/1/2042	1,980,000	2,043,736
Series E, 4.00%, 4/1/2046	3,500,000	3,593,590
Series E, 4.50%, 8/1/2043	300,000	316,749
Series E, 5.00%, 9/1/2022	100,000	111,961
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series E, 5.00%, 8/1/2023	$ 145,000	$ 158,420
Series E, 5.00%, 9/1/2023	205,000	229,780
Series E, 5.00%, 9/1/2025	110,000	123,110
Series E, 5.00%, 9/1/2027	360,000	402,905
Series E, 5.00%, 11/1/2027	105,000	126,135
Series E, 5.00%, 9/1/2029	380,000	421,918
Series E, 5.00%, 9/1/2030	385,000	426,337
Series E, 5.00%, 8/1/2036	1,100,000	1,191,498
Series F, 3.00%, 11/1/2028	100,000	100,402
Series F, 5.00%, 11/1/2025	100,000	112,287
Series F, 5.00%, 11/1/2026	525,000	589,507
Series H, 5.00%, 12/1/2022	195,000	219,490
Series I, 5.00%, 12/1/2034	395,000	456,189
Series J, 4.00%, 12/1/2045	150,000	154,979
Series J, 5.00%, 12/1/2036	110,000	126,509
Series J, 5.00%, 12/1/2037	2,710,000	3,110,213
Other Securities	53,950,000	60,850,826
		128,734,994
MICHIGAN — 0.8%
Other Securities	18,895,000	21,384,254
MINNESOTA — 1.4%
Other Securities	33,810,000	37,675,625
MISSISSIPPI — 0.3%
Other Securities	7,765,000	8,926,259
MISSOURI — 0.6%
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue Series A, 5.00%, 5/1/2042	4,865,000	5,634,935
Other Securities	9,960,000	11,132,717
		16,767,652
NEBRASKA — 0.4%
Other Securities	9,385,000	10,402,259
NEVADA — 1.0%
Clark County, NV, General Obligation Series A, 5.00%, 5/1/2048	5,000,000	5,763,700
Other Securities	18,490,000	21,012,692
		26,776,392
NEW HAMPSHIRE — 0.0% (b)
Other Security	650,000	681,674
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
NEW JERSEY — 0.5%
Other Securities	$ 10,905,000	$ 12,431,918
NEW MEXICO — 0.4%
Other Securities	8,610,000	9,383,287
NEW YORK — 17.5%
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2047	100,000	114,639
Series A, 4.00%, 11/15/2026	130,000	144,637
Series A, 5.00%, 11/15/2035	2,700,000	3,115,314
Series A, 5.00%, 11/15/2045	230,000	254,139
Series B, 5.00%, 11/15/2027	250,000	299,817
Series B, 5.00%, 11/15/2034	7,570,000	8,811,480
Series B, 5.25%, 11/15/2037	120,000	135,731
Series B-1, 5.00%, 11/15/2036	350,000	402,279
Series B2, 4.00%, 11/15/2033	330,000	351,212
Series B2, 4.00%, 11/15/2034	230,000	243,255
Series B2, 5.00%, 11/15/2025	2,520,000	2,969,240
Series B2, 5.00%, 11/15/2026	5,010,000	5,950,177
Series C-2, Zero Coupon, 11/15/2032	5,710,000	3,439,304
Series C-2, Zero Coupon, 11/15/2033	7,900,000	4,551,980
Series D, 5.00%, 11/15/2043	110,000	120,769
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	105,000	105,452
4.00%, 12/15/2036	3,770,000	3,936,332
4.00%, 12/15/2038	100,000	104,192
4.00%, 6/15/2044	180,000	185,771
5.00%, 7/15/2030	500,000	600,970
5.00%, 9/1/2031	180,000	205,763
5.00%, 7/15/2032	1,625,000	1,935,814
5.00%, 7/15/2033	1,915,000	2,270,232
5.00%, 9/1/2033	230,000	261,793
5.00%, 9/1/2034	195,000	221,477
5.00%, 10/15/2034	100,000	113,976
5.00%, 7/15/2035	360,000	423,688
5.00%, 9/1/2036	960,000	1,086,845
5.00%, 9/1/2039	1,765,000	1,991,802
5.00%, 10/15/2041	3,700,000	4,173,008
5.00%, 10/15/2047	100,000	114,424
5.00%, 11/15/2047	100,000	115,252
Series 179, 5.00%, 12/1/2020	240,000	258,984
Series 179, 5.00%, 12/1/2021	300,000	331,410
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series 179, 5.00%, 12/1/2038	$ 1,455,000	$ 1,630,953
Series 179, 5.00%, 12/1/2043	1,115,000	1,245,065
Series 189, 5.00%, 5/1/2045	4,055,000	4,541,559
Series 190, 5.00%, 5/1/2031	975,000	1,029,376
Series 190, 5.00%, 5/1/2032	1,075,000	1,134,759
Series 190, 5.00%, 5/1/2035	1,375,000	1,449,401
Series 198, 5.00%, 11/15/2036	145,000	166,891
Series 198, 5.00%, 11/15/2041	145,000	166,312
Series 205, 5.00%, 11/15/2032	5,510,000	6,502,516
Series 205, 5.00%, 11/15/2035	160,000	186,667
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2038	145,000	166,269
5.00%, 6/15/2046	1,785,000	2,003,859
Series AA, 3.00%, 6/15/2046	385,000	341,865
Series AA, 4.00%, 6/15/2044	4,310,000	4,422,448
Series AA, 4.00%, 6/15/2046	1,000,000	1,033,330
Series BB, 4.63%, 6/15/2046	3,250,000	3,460,405
Series BB, 5.00%, 6/15/2046	2,365,000	2,605,047
Series BB-2, 5.00%, 6/15/2028	115,000	137,012
Series BB-2, 5.00%, 6/15/2031	500,000	589,145
Series BB-2, 5.00%, 6/15/2032	310,000	363,924
Series CC, 4.00%, 6/15/2045	760,000	779,418
Series CC, 5.00%, 6/15/2023	235,000	259,214
Series CC1, 4.00%, 6/15/2033	1,250,000	1,326,362
Series CC-1, 4.00%, 6/15/2037	250,000	264,058
Series CC-1, 5.00%, 6/15/2047	2,200,000	2,460,986
Series DD, 5.00%, 6/15/2025	140,000	162,002
Series DD, 5.00%, 6/15/2036	1,130,000	1,273,951
Series DD, 5.00%, 6/15/2039	1,550,000	1,741,099
Series DD, 5.25%, 6/15/2047	290,000	339,088
Series EE, 5.00%, 6/15/2036	440,000	496,052
Series EE, 5.00%, 6/15/2045	4,545,000	5,089,446
Series EE, 5.00%, 6/15/2047	2,190,000	2,411,234
Series FF, 5.00%, 6/15/2028	195,000	226,056
Series FF, 5.00%, 6/15/2029	1,710,000	1,793,243
Series FF, 5.00%, 6/15/2031	335,000	383,980
Series GG, 5.00%, 6/15/2037	190,000	214,438
Series GG, 5.00%, 6/15/2039	350,000	394,082
Series HH, 5.00%, 6/15/2037	3,850,000	4,345,187
Series HH, 5.00%, 6/15/2039	155,000	174,522
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 11/1/2022	$ 150,000	$ 168,828
5.00%, 2/1/2027	100,000	113,832
5.00%, 2/1/2034	155,000	174,460
5.00%, 5/1/2034	250,000	285,392
5.00%, 5/1/2035	125,000	142,415
5.00%, 5/1/2036	245,000	278,950
5.00%, 5/1/2040	1,545,000	1,748,724
5.00%, 11/1/2042	125,000	139,964
Series A-1, 4.00%, 8/1/2039	270,000	279,423
Series A-1, 5.00%, 11/1/2018	100,000	101,204
Series A-1, 5.00%, 8/1/2021	175,000	191,636
Series A-1, 5.00%, 8/1/2027	240,000	277,203
Series A-1, 5.00%, 8/1/2029	520,000	596,608
Series A-1, 5.00%, 8/1/2030	750,000	860,962
Series A-1, 5.00%, 8/1/2031	150,000	170,658
Series A-1, 5.00%, 8/1/2032	340,000	386,002
Series A-1, 5.00%, 8/1/2034	225,000	255,033
Series A-1, 5.00%, 11/1/2034	125,000	140,959
Series A-1, 5.00%, 8/1/2035	975,000	1,103,807
Series A-1, 5.00%, 11/1/2035	455,000	512,362
Series A-1, 5.00%, 11/1/2038	2,800,000	3,144,092
Series A-2, 5.00%, 8/1/2033	1,000,000	1,165,660
Series A-2, 5.00%, 8/1/2036	140,000	161,983
Series B1, 5.00%, 11/1/2029	185,000	213,910
Series B1, 5.00%, 11/1/2034	270,000	304,355
Series B1, 5.00%, 11/1/2037	445,000	499,321
Series B-1, 3.38%, 8/1/2045	200,000	191,918
Series B-1, 4.00%, 8/1/2035	115,000	120,716
Series B-1, 4.00%, 8/1/2037	860,000	901,824
Series B-1, 5.00%, 8/1/2029	1,550,000	1,793,921
Series B-1, 5.00%, 8/1/2030	295,000	343,244
Series B-1, 5.00%, 8/1/2031	175,000	199,101
Series B-1, 5.00%, 8/1/2032	1,225,000	1,390,742
Series B-1, 5.00%, 8/1/2034	3,975,000	4,514,977
Series B-1, 5.00%, 8/1/2035	515,000	582,207
Series B-1, 5.00%, 11/1/2035	150,000	170,442
Series B-1, 5.00%, 8/1/2036	520,000	586,924
Series B-1, 5.00%, 8/1/2039	4,555,000	5,111,393
Series B-1, 5.00%, 8/1/2040	3,800,000	4,315,242
Series B-1, 5.00%, 8/1/2042	3,105,000	3,458,566
Series B-1, 5.00%, 8/1/2045	100,000	114,505
Series C, 3.50%, 11/1/2034	100,000	100,147
Series C, 5.00%, 11/1/2020	595,000	640,607
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2022	$ 100,000	$ 112,552
Series C, 5.00%, 11/1/2023	125,000	143,314
Series C, 5.00%, 11/1/2024	150,000	173,028
Series C, 5.00%, 11/1/2025	395,000	463,522
Series C, 5.00%, 11/1/2026	120,000	139,128
Series C, 5.00%, 11/1/2027	150,000	173,501
Series D1, 5.00%, 2/1/2036	1,745,000	1,952,446
Series D1, 5.00%, 2/1/2037	150,000	167,586
Series E-1, 4.00%, 2/1/2041	110,000	113,779
Series E-1, 5.00%, 2/1/2030	3,370,000	3,903,138
Series E-1, 5.00%, 2/1/2040	1,520,000	1,714,773
Series E-1, 5.00%, 2/1/2041	680,000	760,192
Series F-1, 5.00%, 5/1/2032	5,500,000	6,416,960
Series F-1, 5.00%, 5/1/2036	3,500,000	4,036,270
Series F-1, 5.00%, 5/1/2039	115,000	131,852
Series I, 4.00%, 5/1/2043	135,000	139,059
Series I, 5.00%, 5/1/2021	100,000	108,810
Series I, 5.00%, 5/1/2024	135,000	152,550
Series I, 5.00%, 5/1/2026	140,000	158,063
Series I, 5.00%, 5/1/2029	145,000	162,789
Series I, 5.00%, 5/1/2030	460,000	515,761
Series I, 5.00%, 5/1/2031	255,000	285,539
Series I, 5.00%, 5/1/2033	300,000	335,346
Series I, 5.00%, 5/1/2034	270,000	301,420
Series I, 5.00%, 5/1/2038	3,695,000	4,108,951
Series I, 5.00%, 5/1/2042	1,055,000	1,170,153
New York, NY, General Obligation:
5.00%, 8/1/2020	650,000	693,875
Series 1-I, 4.00%, 3/1/2039	600,000	622,446
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,775,233
Series 1-I, 5.00%, 3/1/2030	975,000	1,101,243
Series A, 5.00%, 8/1/2020	250,000	266,875
Series A, 5.00%, 8/1/2024	3,500,000	4,048,135
Series A, 5.00%, 8/1/2026	125,000	145,595
Series A1, 5.00%, 8/1/2035	500,000	557,990
Series B, 5.00%, 8/1/2021	1,555,000	1,700,377
Series B, 5.00%, 8/1/2022	200,000	223,546
Series B, 5.00%, 8/1/2025	150,000	172,481
Series B, 5.00%, 12/1/2031	160,000	186,082
Series B-1, 5.00%, 10/1/2036	400,000	463,100
Series B-1, 5.00%, 10/1/2037	4,730,000	5,467,927
Series B-1, 5.00%, 12/1/2037	500,000	573,040
Series B-1, 5.00%, 10/1/2038	300,000	346,278
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2019	$ 510,000	$ 528,895
Series C, 5.00%, 8/1/2020	125,000	133,438
Series C, 5.00%, 4/15/2023	1,390,000	1,582,001
Series C, 5.00%, 8/1/2024	100,000	115,661
Series C, 5.00%, 8/1/2025	425,000	492,983
Series C, 5.00%, 8/1/2026	305,000	359,040
Series C, 5.00%, 8/1/2027	100,000	116,558
Series C, 5.00%, 8/1/2028	1,460,000	1,723,141
Series C, 5.00%, 8/1/2031	1,500,000	1,770,000
Series C, 5.00%, 8/1/2034	1,500,000	1,694,085
Series D-1, 5.00%, 8/1/2027	345,000	389,571
Series D-1, 5.00%, 8/1/2029	1,425,000	1,605,462
Series D-1, 5.00%, 8/1/2033	250,000	279,752
Series E, 5.00%, 8/1/2020	215,000	229,513
Series E, 5.00%, 8/1/2021	575,000	628,757
Series E, 5.00%, 8/1/2022	260,000	290,610
Series E, 5.00%, 8/1/2028	150,000	176,313
Series E, 5.00%, 8/1/2030	270,000	313,305
Series E-1, 4.00%, 3/1/2041	500,000	518,660
Series E-1, 5.00%, 3/1/2040	4,000,000	4,633,760
Series F-1, 5.00%, 6/1/2025	770,000	897,843
Series F-1, 5.00%, 6/1/2026	165,000	191,710
Series G, 4.00%, 8/1/2029	100,000	106,368
Series G, 5.00%, 8/1/2021	100,000	109,349
Series I, 5.00%, 3/1/2022	60,000	66,434
Series I, 5.00%, 8/1/2022	215,000	240,312
Series J, 5.00%, 8/1/2020	1,365,000	1,457,138
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 5.00%, 10/15/2026	4,425,000	5,131,363
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	227,800
5.00%, 10/1/2030	3,500,000	4,054,855
5.00%, 10/1/2031	3,000,000	3,466,050
5.00%, 10/1/2032	3,500,000	4,029,830
5.00%, 10/1/2033	5,000,000	5,737,200
5.00%, 10/1/2045	3,250,000	4,272,742
Series A, 2.50%, 7/1/2041 (a)	500,000	500,350
Series A, 3.00%, 7/1/2029	315,000	314,707
Series A, 4.00%, 7/1/2043	1,300,000	1,356,979
Series A, 5.00%, 3/15/2025	3,250,000	3,796,260
Series A, 5.00%, 7/1/2026	1,640,000	1,947,188
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028 (c)	$ 205,000	$ 243,337
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,575,861
Series A, 5.00%, 7/1/2034	5,040,000	5,868,324
Series A, 5.00%, 7/1/2035	100,000	115,738
Series A-2, 5.00%, 10/1/2046	105,000	120,349
Series A-C, 5.00%, 3/15/2043	300,000	343,653
Series B, 5.00%, 10/1/2030	260,000	306,501
Series B, 5.00%, 3/15/2031	500,000	563,175
Series B-B, 5.00%, 3/15/2029	20,000	23,247
Series B-B, 5.00%, 3/15/2034	275,000	313,998
Series E, 5.00%, 3/15/2036	1,745,000	1,977,870
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	96,968
Series A, 5.00%, 2/15/2021	250,000	270,620
Series A, 5.00%, 2/15/2022	3,265,000	3,618,306
Series A, 5.00%, 2/15/2025	3,270,000	3,806,770
Series A, 5.00%, 3/15/2026	220,000	256,384
Series A, 5.00%, 2/15/2029	155,000	172,436
Series A, 5.00%, 3/15/2029	1,380,000	1,583,315
Series A, 5.00%, 2/15/2031	1,205,000	1,336,658
Series A, 5.00%, 3/15/2034	195,000	220,526
Series A, 5.00%, 2/15/2036	5,500,000	6,307,125
Series A, 5.00%, 2/15/2043	2,780,000	3,062,059
Series B, 5.00%, 3/15/2027	110,000	125,147
Series B, 5.00%, 3/15/2028	170,000	192,442
Series B, 5.00%, 3/15/2032	425,000	478,456
Series B, 5.00%, 2/15/2039	200,000	223,710
Series B, 5.00%, 2/15/2041	1,430,000	1,596,795
Series B, 5.00%, 2/15/2042	1,500,000	1,717,095
Series B-3, 5.00%, 2/15/2038	400,000	460,972
Series B-B, 5.00%, 2/15/2035	160,000	180,093
Series C, 5.00%, 3/15/2037	105,000	117,382
Series D, 5.00%, 2/15/2020	195,000	205,824
Series D, 5.00%, 2/15/2021	120,000	129,898
Series D, 5.00%, 2/15/2022	2,260,000	2,504,555
Series D, 5.00%, 2/15/2026	235,000	276,757
Series D, 5.00%, 2/15/2027	100,000	118,260
Series E, 5.00%, 3/15/2021	395,000	428,484
Series E, 5.00%, 3/15/2022	110,000	122,167
Series E, 5.00%, 3/15/2023	180,000	203,845
Series E, 5.00%, 3/15/2024	415,000	477,636
Series E, 5.25%, 3/15/2033	2,300,000	2,673,175
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2030	$ 250,000	$ 293,640
5.00%, 3/15/2031	105,000	122,402
Series A, 4.00%, 3/15/2021	125,000	132,349
Series A, 4.00%, 7/1/2034	100,000	106,402
Series A, 4.13%, 3/15/2033	2,120,000	2,247,624
Series A, 5.00%, 3/15/2019	125,000	128,175
Series A, 5.00%, 3/15/2020	1,375,000	1,454,970
Series A, 5.00%, 3/15/2021	300,000	325,512
Series A, 5.00%, 3/15/2023	2,860,000	3,242,982
Series A, 5.00%, 3/15/2024	475,000	543,647
Series A, 5.00%, 3/15/2025	105,000	118,406
Series A, 5.00%, 3/15/2026	4,300,000	4,990,157
Series A, 5.00%, 3/15/2028	3,535,000	3,974,542
Series A, 5.00%, 3/15/2031	160,000	181,030
Series A, 5.00%, 3/15/2032	1,160,000	1,342,904
Series A, 5.00%, 3/15/2036	1,500,000	1,684,455
Series A, 5.00%, 3/15/2037	2,065,000	2,315,443
Series A, 5.00%, 3/15/2043	770,000	853,029
Series A, 5.00%, 3/15/2044	3,505,000	3,912,421
Series A-B, 5.00%, 3/15/2030	130,000	153,041
Series A-B, 5.00%, 3/15/2036	1,000,000	1,152,930
Series B-B, 5.00%, 3/15/2027	270,000	315,571
Series B-B, 5.00%, 3/15/2033	350,000	400,862
Series C, 5.00%, 3/15/2042	270,000	303,051
New York, State Environmental Facilities Corp., Revenue 5.00%, 6/15/2041	3,930,000	4,491,165
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	50,000	55,531
5.00%, 3/15/2033	160,000	181,122
5.00%, 3/15/2034	1,845,000	2,085,422
5.00%, 3/15/2035	520,000	586,877
5.00%, 3/15/2044	320,000	358,451
Series A, 5.00%, 3/15/2021	1,580,000	1,713,937
Series A, 5.00%, 3/15/2022	410,000	455,350
Series A, 5.00%, 3/15/2023	2,005,000	2,270,602
Series A, 5.00%, 3/15/2024	4,585,000	5,277,014
Series A, 5.00%, 3/15/2025	285,000	332,327
Series A, 5.00%, 3/15/2026	6,280,000	7,406,946
Series A, 5.00%, 3/15/2027	565,000	660,767
Series A-, 5.00%, 3/15/2023	100,000	113,247
Series A-, 5.00%, 3/15/2024	440,000	506,409
Series A-, 5.00%, 3/15/2026	750,000	876,045
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series A-, 5.00%, 3/15/2028	$ 125,000	$ 145,113
Series A-, 5.00%, 3/15/2029	380,000	438,710
Series A-, 5.00%, 3/15/2030	140,000	161,134
Series A-, 5.00%, 3/15/2032	170,000	194,823
Series A-, 5.00%, 3/15/2033	3,550,000	4,055,910
Series A-, 5.00%, 3/15/2034	745,000	848,570
Series A-, 5.00%, 3/15/2038	105,000	118,794
Series A-, 5.00%, 3/15/2039	530,000	598,524
Series A-, 5.00%, 3/15/2042	605,000	681,968
Series A-1, 5.00%, 3/15/2020	120,000	126,979
Series C, 5.00%, 3/15/2020	520,000	550,243
Series C, 5.00%, 3/15/2021	225,000	244,073
Series C, 5.00%, 3/15/2023	1,015,000	1,149,457
Series C, 5.00%, 3/15/2027	3,320,000	3,721,786
Series C, 5.00%, 3/15/2029	285,000	318,411
Series C, 5.00%, 3/15/2030	160,000	178,682
Series C, 5.00%, 3/15/2031	275,000	306,460
Series C, 5.00%, 3/15/2032	230,000	255,880
Series C, 5.00%, 3/15/2033	770,000	855,917
Series C-, 5.00%, 3/15/2027	100,000	119,176
Series C-, 5.00%, 3/15/2031	4,250,000	4,999,785
Series D, 5.00%, 3/15/2020	225,000	238,086
Series D, 5.00%, 3/15/2021	3,180,000	3,449,569
Series D, 5.00%, 3/15/2022	1,917,000	2,129,039
Series D, 5.00%, 3/15/2024	140,000	157,742
Series E, 5.00%, 3/15/2021	130,000	141,235
Series E, 5.00%, 3/15/2030	130,000	145,179
Series E, 5.00%, 3/15/2033	120,000	133,390
Series E, 5.00%, 3/15/2035	125,000	138,596
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	385,000	384,550
4.00%, 12/15/2037	195,000	205,928
5.00%, 12/15/2024	120,000	135,636
5.00%, 12/15/2025	1,940,000	2,228,265
5.00%, 6/15/2027	425,000	494,751
5.00%, 12/15/2032	575,000	665,804
5.00%, 12/15/2036	250,000	286,025
5.00%, 12/15/2037	4,170,000	4,761,890
5.00%, 12/15/2038	200,000	234,136
5.00%, 12/15/2040	300,000	350,124
Series A, 5.00%, 6/15/2025	140,000	158,991
Series A, 5.00%, 12/15/2026	350,000	407,484
Series A, 5.00%, 6/15/2027	120,000	139,694
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2028	$ 245,000	$ 289,102
Series A, 5.00%, 12/15/2032	260,000	303,334
Series A, 5.00%, 12/15/2033	500,000	581,390
Series A, 5.00%, 12/15/2034	2,335,000	2,702,436
Series A, 5.00%, 12/15/2035	1,975,000	2,279,683
Series B, 5.00%, 12/15/2020	300,000	304,851
Series B, 5.00%, 12/15/2023	130,000	143,395
Series B, 5.00%, 6/15/2024	480,000	535,973
Series B, 5.00%, 12/15/2024	1,050,000	1,186,815
Series B, 5.00%, 12/15/2025	315,000	361,806
Series TE, 5.00%, 12/15/2027	575,000	658,208
Series TE, 5.00%, 12/15/2029	295,000	335,902
Series TE, 5.00%, 12/15/2030	1,575,000	1,790,775
Series TE, 5.00%, 12/15/2031	555,000	630,119
Series TE, 5.00%, 12/15/2033	200,000	226,524
Series TE, 5.00%, 12/15/2034	1,620,000	1,832,188
Series TE, 5.00%, 12/15/2041	2,110,000	2,369,171
Other Securities	60,860,000	68,504,012
		472,452,149
NORTH CAROLINA — 1.3%
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2027	5,000,000	6,041,550
Other Securities	26,770,000	30,047,357
		36,088,907
NORTH DAKOTA — 0.1%
Other Security	1,050,000	1,210,692
OHIO — 2.2%
Other Securities	52,925,000	58,944,096
OKLAHOMA — 0.3%
Other Securities	8,190,000	9,100,039
OREGON — 1.5%
Other Securities	35,485,000	40,435,384
PENNSYLVANIA — 1.9%
Pennsylvania, State General Obligation:
3.00%, 1/1/2031	700,000	660,128
3.00%, 9/15/2033 (c)	500,000	464,770
4.00%, 2/1/2034 (c)	750,000	781,860
4.00%, 9/15/2034	150,000	155,192
5.00%, 2/1/2019	250,000	254,925
5.00%, 3/15/2020	120,000	126,191
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 9/15/2020	$ 1,145,000	$ 1,219,047
5.00%, 10/15/2020	100,000	106,684
5.00%, 7/1/2021	1,765,000	1,907,453
5.00%, 1/15/2022	1,175,000	1,282,477
5.00%, 7/1/2022	150,000	165,192
5.00%, 9/15/2022	2,500,000	2,764,450
5.00%, 3/15/2023	120,000	133,672
5.00%, 8/15/2023	1,275,000	1,429,772
5.00%, 9/15/2023	100,000	112,272
5.00%, 10/15/2023	265,000	298,008
5.00%, 3/15/2024	350,000	395,014
5.00%, 7/1/2024	310,000	351,233
5.00%, 8/15/2024	750,000	851,167
5.00%, 9/15/2024	150,000	170,394
5.00%, 10/15/2024	100,000	112,245
5.00%, 3/15/2025	325,000	370,094
5.00%, 9/15/2025	260,000	297,601
5.00%, 3/15/2026	800,000	907,856
5.00%, 10/15/2026	685,000	764,207
5.00%, 2/1/2027	2,000,000	2,278,000
5.00%, 3/15/2028	270,000	304,817
5.00%, 10/15/2029	125,000	138,738
Series REF, 5.00%, 1/15/2020	195,000	204,151
Series REF, 5.00%, 1/15/2025	1,250,000	1,420,325
Series REF, 5.00%, 1/15/2027	4,760,000	5,475,856
Series REF, 5.00%, 1/15/2028	2,410,000	2,764,631
Other Securities	20,595,000	22,428,611
		51,097,033
RHODE ISLAND — 0.2%
Other Securities	4,880,000	5,528,135
SOUTH CAROLINA — 0.4%
Other Securities	8,335,000	9,355,570
SOUTH DAKOTA — 0.0% (b)
Other Security	500,000	553,280
TENNESSEE — 0.9%
Other Securities	20,830,000	23,767,193
TEXAS — 12.7%
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	5,834,386
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2028	$ 4,020,000	$ 4,663,642
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2029	4,000,000	4,732,680
Other Securities	292,830,000	326,642,287
		341,872,995
UTAH — 0.5%
Other Securities	12,070,000	14,053,187
VIRGINIA — 2.7%
Fairfax County, VA, Sewer Revenue 5.00%, 7/15/2044	5,740,000	6,676,998
University of Virginia, Revenue Series B, 5.00%, 4/1/2044	5,000,000	5,788,900
Other Securities	54,710,000	60,953,363
		73,419,261
WASHINGTON — 4.4%
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	114,000
5.00%, 8/1/2033	255,000	298,353
Series 201, 5.00%, 8/1/2040	3,080,000	3,474,302
Series 2015 A-1, 5.00%, 8/1/2030	795,000	907,850
Series 2016A, 5.00%, 7/1/2021	125,000	136,456
Series 2016A, 5.00%, 7/1/2024	165,000	190,913
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,076,461
Series A, 5.00%, 8/1/2019	125,000	129,576
Series A, 5.00%, 8/1/2027	215,000	249,091
Series A, 5.00%, 8/1/2031	100,000	112,358
Series A, 5.00%, 8/1/2033	1,700,000	1,902,317
Series A, 5.00%, 8/1/2034	1,015,000	1,132,720
Series A, 5.00%, 8/1/2035	830,000	944,098
Series A, 5.00%, 8/1/2037	300,000	347,622
Series A, 5.00%, 8/1/2038	100,000	110,994
Series A, 5.00%, 8/1/2039	1,000,000	1,153,590
Series A-1, 5.00%, 8/1/2024	340,000	393,876
Series A-1, 5.00%, 8/1/2033	120,000	137,255
Series A-1, 5.00%, 8/1/2034	300,000	341,895
Series A-1, 5.00%, 8/1/2036	425,000	482,311
Series A-1, 5.00%, 8/1/2040	650,000	733,213
Series B, 5.00%, 8/1/2020	1,750,000	1,867,390
Series B, 5.00%, 7/1/2023	135,000	153,677
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2024	745,000	$ 862,003
Series B, 5.00%, 2/1/2026	$ 735,000	851,115
Series B, 5.00%, 8/1/2028	565,000	636,840
Series B, 5.00%, 2/1/2029	120,000	137,464
Series B, 5.00%, 7/1/2029	500,000	578,290
Series B, 5.00%, 7/1/2031	355,000	408,765
Series B, 5.00%, 8/1/2031	450,000	505,611
Series B, 5.00%, 2/1/2037	500,000	562,775
Series C, 5.00%, 2/1/2020	220,000	231,429
Series C, 5.00%, 2/1/2023	100,000	112,873
Series C, 5.00%, 2/1/2032	105,000	120,827
Series C, 5.00%, 2/1/2035	1,540,000	1,754,060
Series C, 5.00%, 2/1/2039	3,000,000	3,399,570
Series D, 5.00%, 2/1/2021	295,000	318,748
Series D, 5.00%, 2/1/2025	225,000	257,261
Series D, 5.00%, 2/1/2027	185,000	211,005
Series D, 5.00%, 2/1/2031	1,390,000	1,595,097
Series D, 5.00%, 2/1/2033	225,000	252,990
Series D, 5.00%, 2/1/2034	135,000	151,347
Series D, 5.00%, 2/1/2037	100,000	113,609
Series D, 5.00%, 2/1/2038	2,025,000	2,257,956
Series D, 5.00%, 2/1/2041	1,500,000	1,716,825
Series E, 5.00%, 2/1/2026	375,000	427,924
Series E, 5.00%, 2/1/2031	2,185,000	2,468,919
Series E, 5.00%, 2/1/2032	505,000	569,221
Series R, 5.00%, 7/1/2026	100,000	115,419
Series R-2013A, 5.00%, 7/1/2018	150,000	150,000
Series R-2015-C, 5.00%, 7/1/2021	100,000	109,165
Series R-2015-C, 5.00%, 7/1/2030	785,000	894,900
Series R-2015-C, 5.00%, 7/1/2031	3,865,000	4,398,679
Series R-2015-D, 5.00%, 7/1/2027	335,000	385,568
Series R-2015E, 5.00%, 7/1/2021	125,000	136,456
Series R-2015E, 5.00%, 7/1/2024	175,000	202,484
Series R-2015E, 5.00%, 7/1/2025	315,000	365,624
Series R-2015E, 5.00%, 7/1/2026	65,000	75,022
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,863,752
Series R-2017A, 4.00%, 8/1/2019	110,000	112,857
Series R-2017A, 5.00%, 8/1/2022	255,000	285,235
Series R-2017C, 5.00%, 8/1/2022	460,000	514,542
Series R-2017C, 5.00%, 8/1/2024	350,000	405,461
Series R-2017C, 5.00%, 8/1/2025	125,000	146,393
Series R-H, 5.00%, 7/1/2026	110,000	126,961
Series R-H, 5.00%, 7/1/2030	2,165,000	2,468,100
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Other Securities	$ 59,150,000	$ 67,105,527
		118,754,987
WEST VIRGINIA — 0.1%
Other Securities	1,275,000	1,445,703
WISCONSIN — 1.6%
Wisconsin, State General Obligation:
5.00%, 5/1/2025	50,000	58,484
5.00%, 5/1/2027	100,000	116,213
5.00%, 11/1/2028	205,000	243,222
Series 1, 5.00%, 5/1/2020	140,000	148,434
Series 1, 5.00%, 5/1/2021	385,000	418,807
Series 1, 5.00%, 5/1/2022	1,350,000	1,504,291
Series 1, 5.00%, 11/1/2022	435,000	490,180
Series 1, 5.00%, 5/1/2024	110,000	124,623
Series 1, 5.00%, 11/1/2025	215,000	251,627
Series 1, 5.00%, 11/1/2027	255,000	295,994
Series 2, 5.00%, 11/1/2022	500,000	563,425
Series 2, 5.00%, 11/1/2023	1,000,000	1,147,060
Series 2, 5.00%, 11/1/2024	1,125,000	1,307,205
Series 2, 5.00%, 11/1/2025	1,125,000	1,324,575
Series 2, 5.00%, 11/1/2026	1,295,000	1,543,433
Series 2, 5.00%, 11/1/2027	1,765,000	2,106,369
Series 2, 5.00%, 11/1/2028	575,000	682,209
Series 3, 5.00%, 11/1/2021	210,000	231,319
Series 3, 5.00%, 11/1/2022	195,000	219,736
Series 3, 5.00%, 11/1/2023	125,000	140,525
Series 3, 5.00%, 11/1/2025	310,000	346,723
Series 3, 5.00%, 11/1/2031	490,000	576,294
Series 4, 5.00%, 5/1/2025	345,000	401,318
Series 4, 5.00%, 5/1/2026	595,000	689,843
Series A, 4.00%, 5/1/2034	100,000	106,424
Series A, 5.00%, 5/1/2023	190,000	211,046
Series A, 5.00%, 5/1/2024	1,595,000	1,792,494
Series A, 5.00%, 5/1/2025	955,000	1,080,086
Series A, 5.00%, 5/1/2026	335,000	384,409
Series A, 5.00%, 5/1/2027	935,000	1,086,592
Series A, 5.00%, 5/1/2035	130,000	147,658
Series B, 4.00%, 5/1/2023	355,000	387,170
Series B, 5.00%, 5/1/2023	1,530,000	1,625,997
Series B, 5.00%, 5/1/2025	550,000	582,824
Series B, 5.00%, 5/1/2028	100,000	111,077
Series B, 5.00%, 5/1/2029	160,000	177,723
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2030	$ 2,900,000	$ 3,221,233
Series C, 5.00%, 5/1/2029	700,000	804,979
Series D, 4.00%, 5/1/2029	105,000	113,134
Series D, 5.00%, 5/1/2033	1,240,000	1,402,080
Other Securities	13,980,000	15,853,663
		44,020,498
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,681,688,310)		2,668,885,859

	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $1,567,027)	1,567,027	1,567,027
TOTAL INVESTMENTS — 99.0% (Cost $2,683,255,337)		2,670,452,886
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		26,140,595
NET ASSETS — 100.0%		$ 2,696,593,481

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	0.2%
Assured Guaranty Municipal Corp.	0.1%

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$ —	$ 21,436,578	$—	$ 21,436,578
Alaska	—	3,668,443	—	3,668,443
Arizona	—	54,008,105	—	54,008,105
Arkansas	—	7,792,011	—	7,792,011
California	—	523,972,423	—	523,972,423
Colorado	—	38,130,397	—	38,130,397
Connecticut	—	13,627,859	—	13,627,859
Delaware	—	8,756,514	—	8,756,514
District of Columbia	—	34,776,251	—	34,776,251
Florida	—	88,243,514	—	88,243,514
Georgia	—	53,500,502	—	53,500,502
Hawaii	—	35,374,475	—	35,374,475
Idaho	—	980,764	—	980,764
Illinois	—	48,481,822	—	48,481,822
Indiana	—	12,303,449	—	12,303,449
Iowa	—	5,533,554	—	5,533,554
Kansas	—	13,960,736	—	13,960,736
Kentucky	—	10,731,361	—	10,731,361
Louisiana	—	18,951,421	—	18,951,421
Maine	—	2,532,194	—	2,532,194
Maryland	—	96,860,063	—	96,860,063
Massachusetts	—	128,734,994	—	128,734,994
Michigan	—	21,384,254	—	21,384,254
Minnesota	—	37,675,625	—	37,675,625
Mississippi	—	8,926,259	—	8,926,259
Missouri	—	16,767,652	—	16,767,652
Nebraska	—	10,402,259	—	10,402,259
Nevada	—	26,776,392	—	26,776,392
New Hampshire	—	681,674	—	681,674
New Jersey	—	12,431,918	—	12,431,918
New Mexico	—	9,383,287	—	9,383,287
New York	—	472,452,149	—	472,452,149
North Carolina	—	36,088,907	—	36,088,907
North Dakota	—	1,210,692	—	1,210,692
Ohio	—	58,944,096	—	58,944,096
See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Oklahoma	$ —	$ 9,100,039	$—	$ 9,100,039
Oregon	—	40,435,384	—	40,435,384
Pennsylvania	—	51,097,033	—	51,097,033
Rhode Island	—	5,528,135	—	5,528,135
South Carolina	—	9,355,570	—	9,355,570
South Dakota	—	553,280	—	553,280
Tennessee	—	23,767,193	—	23,767,193
Texas	—	341,872,995	—	341,872,995
Utah	—	14,053,187	—	14,053,187
Virginia	—	73,419,261	—	73,419,261
Washington	—	118,754,987	—	118,754,987
West Virginia	—	1,445,703	—	1,445,703
Wisconsin	—	44,020,498	—	44,020,498
Short-Term Investment	1,567,027	—	—	1,567,027
TOTAL INVESTMENTS	$1,567,027	$2,668,885,859	$—	$2,670,452,886
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,583,642	$2,583,642	$344,235,028	$345,251,643	$—	$—	1,567,027	$1,567,027	$127,237
See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.7%
Other Securities	$ 24,490,000	$ 26,656,101
ALASKA — 0.2%
Other Securities	6,390,000	6,823,689
ARIZONA — 2.5%
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	16,286,881
Other Securities	69,100,000	74,045,723
		90,332,604
ARKANSAS — 0.4%
Other Securities	15,415,000	16,193,554
CALIFORNIA — 18.4%
California Infrastructure & Economic Development Bank 5.00%, 10/1/2020	21,050,000	22,693,794
California, Bay Area Toll Authority, Toll Bridge Revenue 2.10%, 4/1/2045 (a)	13,000,000	13,089,440
California, State General Obligation:
3.00%, 9/1/2019	1,125,000	1,145,250
4.00%, 5/1/2023	900,000	987,210
4.00%, 11/1/2023	3,655,000	4,034,279
5.00%, 11/1/2018	305,000	308,681
5.00%, 8/1/2019	9,000,000	9,343,260
5.00%, 9/1/2019	200,000	208,188
5.00%, 10/1/2019	950,000	991,544
5.00%, 11/1/2019	500,000	523,250
5.00%, 12/1/2019	18,980,000	19,914,765
5.00%, 2/1/2020	255,000	268,903
5.00%, 3/1/2020	175,000	185,008
5.00%, 8/1/2020	53,225,000	57,066,780
5.00%, 9/1/2020	100,000	107,480
5.00%, 10/1/2020	10,000,000	10,774,000
5.00%, 12/1/2020	380,000	411,468
5.00%, 3/1/2021	345,000	375,150
5.00%, 8/1/2021	20,090,000	22,088,553
5.00%, 9/1/2021	20,540,000	22,630,355
5.00%, 10/1/2021	110,000	121,482
5.00%, 11/1/2021	105,000	116,198
5.00%, 5/1/2022	380,000	425,224
5.00%, 8/1/2022	3,340,000	3,759,771
5.00%, 9/1/2022	5,535,000	6,241,875
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 10/1/2022	$ 110,000	$ 124,271
5.00%, 11/1/2022	32,235,000	36,496,145
5.00%, 12/1/2022	1,745,000	1,979,162
5.00%, 3/1/2023	1,905,000	2,169,014
5.00%, 8/1/2023	2,345,000	2,692,810
4.00%, 12/1/2030 (a)	14,115,000	15,028,946
Series A, 5.00%, 9/1/2022	8,000,000	9,021,680
Series B, 5.00%, 9/1/2019	150,000	156,141
Series B, 5.00%, 9/1/2020	20,875,000	22,436,450
Series B, 5.00%, 9/1/2021	3,400,000	3,746,018
Los Angeles County, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 7/1/2020	11,425,000	12,221,779
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,213,920
Series A, 5.00%, 7/1/2020	11,540,000	12,344,800
Series A, 5.00%, 7/1/2021	1,025,000	1,126,188
Series A, 5.00%, 7/1/2022	27,400,000	30,877,608
Series A, 5.00%, 7/1/2023	20,200,000	23,263,936
Series C, 5.00%, 7/1/2021	295,000	324,122
Series D, 5.00%, 7/1/2020	250,000	267,435
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,565,500
San Diego County, CA, Water Authority Financing Corp., Revenue Series S1, 5.00%, 5/1/2021	11,945,000	13,000,460
Southern California, Metropolitan Water District Revenue Series B, 5.00%, 8/1/2022	12,150,000	13,722,210
Other Securities	234,235,000	252,111,203
		673,701,706
COLORADO — 0.7%
Other Securities	22,880,000	25,369,356
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A, 1.30%, 7/1/2048 (a)	2,400,000	2,380,224
Series A, 2.05%, 7/1/2035 (a)	1,385,000	1,385,402
Series A-1, 1.00%, 7/1/2042 (a)	4,095,000	4,072,068
Series A-1, 5.00%, 7/1/2042 (a)	1,100,000	1,225,631
Series A-2, 5.00%, 7/1/2042 (a)	13,500,000	15,041,835
See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series B-1, VRN, 5.00%, 7/1/2029 (a)	$ 105,000	$ 111,809
Series B-2, 5.00%, 7/1/2037 (a)	180,000	191,453
Series C-2, 5.00%, 7/1/2057 (a)	32,010,000	36,025,975
Other Securities	3,150,000	3,411,161
		63,845,558
DELAWARE — 0.6%
Other Securities	18,420,000	19,949,920
DISTRICT OF COLUMBIA — 0.7%
Other Securities	23,745,000	26,066,973
FLORIDA — 3.0%
Florida, State Department of Management Services Series A, 5.00%, 9/1/2022	13,315,000	14,918,925
Other Securities	89,245,000	95,593,576
		110,512,501
GEORGIA — 2.4%
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2022	2,625,000	2,907,056
Series A-1, 5.00%, 2/1/2021	210,000	227,126
Series A-1, 5.00%, 2/1/2022	10,605,000	11,744,507
Series A-1, 5.00%, 2/1/2023	150,000	169,800
Series C, 5.00%, 7/1/2019	1,345,000	1,391,429
Series C, 5.00%, 7/1/2021	1,160,000	1,267,741
Series C, 5.00%, 7/1/2022	11,700,000	13,088,790
Series C-1, 5.00%, 1/1/2023	5,025,000	5,679,154
Series C-1, 5.00%, 7/1/2023	10,000,000	11,419,200
Other Securities	36,790,000	40,210,495
		88,105,298
HAWAII — 1.2%
Other Securities	41,060,000	44,062,972
ILLINOIS — 1.1%
Other Securities	37,265,000	40,215,059
INDIANA — 0.3%
Other Securities	9,305,000	10,195,192
IOWA — 0.2%
Other Securities	6,860,000	7,541,775
KANSAS — 0.3%
Other Securities	9,480,000	10,335,959
KENTUCKY — 0.2%
Other Securities	7,545,000	8,271,440
See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
LOUISIANA — 0.3%
Other Securities	$ 11,075,000	$ 11,886,478
MAINE — 0.1%
Other Securities	4,720,000	5,109,994
MARYLAND — 6.0%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2020	12,750,000	13,485,675
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	11,819,258
Maryland, State Department of Transportation:
4.00%, 9/1/2021	4,000,000	4,262,800
5.00%, 12/1/2019	115,000	120,482
5.00%, 2/1/2020	240,000	252,583
5.00%, 6/1/2020	155,000	164,697
5.00%, 12/15/2020	13,925,000	15,022,986
5.00%, 2/1/2021	1,625,000	1,756,235
5.00%, 5/1/2022	9,705,000	10,806,615
5.00%, 9/1/2022	15,000,000	16,825,950
Maryland, State General Obligation:
4.00%, 8/15/2018	105,000	105,324
4.00%, 8/1/2019	625,000	641,706
5.00%, 8/1/2019	1,280,000	1,327,847
5.00%, 3/1/2020	1,000,000	1,054,990
5.00%, 8/1/2020	3,415,000	3,646,230
5.00%, 6/1/2021	15,755,000	17,173,738
5.00%, 8/1/2021	140,000	153,265
5.00%, 6/1/2022	14,175,000	15,806,542
5.00%, 3/1/2023	100,000	107,978
5.00%, 3/1/2024	100,000	107,978
Series 2-C, 5.00%, 8/1/2021	615,000	673,271
Series 2-C, 5.00%, 8/1/2022	160,000	179,104
Series A, 5.00%, 3/1/2020	315,000	332,322
Series A, 5.00%, 8/1/2020	135,000	144,141
Series A, 5.00%, 3/1/2021	13,030,000	14,115,399
Series A, 5.00%, 8/1/2021	1,535,000	1,680,441
Series A, 5.00%, 3/1/2022	5,075,000	5,626,855
Series A, 5.00%, 3/15/2022	200,000	221,970
Series A, 5.00%, 8/1/2022	5,015,000	5,613,791
Series A, 5.00%, 3/1/2023	1,420,000	1,607,298
Series A, 5.00%, 8/1/2023	2,450,000	2,773,021
Series B, 4.50%, 8/1/2021	185,000	199,772
See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2021	$ 605,000	$ 662,324
Series B, 5.00%, 8/1/2022	10,000,000	11,194,000
Series B, 5.00%, 8/1/2024	1,970,000	2,200,293
Series E, 5.00%, 8/1/2019	115,000	119,299
Other Securities	51,605,000	56,399,308
		218,385,488
MASSACHUSETTS — 5.0%
Massachusetts, State Clean Water Trust, Revenue 5.00%, 8/1/2022	13,995,000	15,689,375
Massachusetts, State General Obligation:
Series A, 5.00%, 3/1/2019	150,000	153,498
Series A, 5.00%, 12/1/2019	595,000	623,108
Series A, 5.00%, 3/1/2021	10,135,000	10,973,773
Series A, 5.00%, 7/1/2021	5,000,000	5,458,250
Series A, 5.00%, 3/1/2022	1,625,000	1,799,265
Series A, 5.00%, 7/1/2022	2,875,000	3,206,890
Series B, 5.00%, 8/1/2019	135,000	139,942
Series B, 5.00%, 8/1/2020	385,000	410,988
Series B, 5.00%, 8/1/2022	2,500,000	2,794,325
Series C, 5.00%, 8/1/2019	10,000,000	10,366,100
Series C, 5.00%, 8/1/2020	150,000	160,125
Series C, 5.00%, 10/1/2021	10,000,000	10,987,200
Series C, 5.00%, 8/1/2022	210,000	234,723
Series C, 5.00%, 10/1/2022	7,920,000	8,882,042
Series C, 5.00%, 2/1/2023	6,725,000	7,587,548
Series D, 5.00%, 4/1/2022	1,780,000	1,974,394
Series D, 5.00%, 4/1/2023	2,160,000	2,445,574
Series D-1-R, 1.05%, 8/1/2043 (a)	885,000	871,707
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,155,450
Series E, 4.00%, 9/1/2021	200,000	212,950
Series E, 5.00%, 11/1/2019	200,000	208,920
Series E, 5.00%, 11/1/2022	9,690,000	10,889,137
Series E, 5.00%, 9/1/2028	7,805,000	8,735,200
Other Securities	58,975,000	64,014,669
		181,975,153
MICHIGAN — 0.7%
Other Securities	25,190,000	27,101,347
MINNESOTA — 1.8%
Minnesota, State General Obligation Series A, 5.00%, 8/1/2022	13,070,000	14,646,895
See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Other Securities	$ 48,235,000	$ 52,469,027
		67,115,922
MISSISSIPPI — 0.0% (b)
Other Security	70,000	72,928
MISSOURI — 0.7%
Other Securities	22,145,000	24,190,626
NEBRASKA — 0.2%
Other Securities	6,070,000	6,472,978
NEVADA — 0.8%
Other Securities	27,935,000	30,042,884
NEW JERSEY — 0.4%
Other Securities	12,520,000	13,384,930
NEW MEXICO — 1.0%
Other Securities	33,855,000	36,975,324
NEW YORK — 14.0%
New York City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 2/1/2020	400,000	421,424
5.00%, 11/1/2021	1,305,000	1,437,940
Series A-1, 4.00%, 8/1/2019	1,200,000	1,233,252
Series A-1, 5.00%, 8/1/2019	1,275,000	1,323,909
Series A-1, 5.00%, 8/1/2020	1,145,000	1,223,994
Series A-1, 5.00%, 8/1/2022	100,000	111,940
Series B, 5.00%, 11/1/2018	195,000	197,348
Series B, 5.00%, 11/1/2020	130,000	139,965
Series C, 5.00%, 11/1/2019	11,350,000	11,877,775
Series C, 5.00%, 11/1/2020	8,450,000	9,097,692
Series C, 5.00%, 11/1/2021	4,725,000	5,206,336
Series C, 5.00%, 11/1/2022	3,345,000	3,764,864
Series C-1, 5.00%, 5/1/2023	16,000,000	18,174,400
Series E, 5.00%, 11/1/2019	150,000	156,975
Series F-1, 5.00%, 2/1/2021	4,180,000	4,519,792
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 11/1/2022	15,000,000	16,882,800
New York, NY, General Obligation:
Series 1-I, 5.00%, 3/1/2021	5,480,000	5,930,566
Series A, 2.00%, 8/1/2021	100,000	100,357
Series A, 5.00%, 8/1/2018	365,000	366,048
Series A, 5.00%, 8/1/2020	890,000	950,075
See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2021	$ 760,000	$ 831,052
Series A, 5.00%, 8/1/2022	15,330,000	17,134,800
Series A-1, 3.00%, 8/1/2020	5,350,000	5,492,470
Series A-1, 4.00%, 8/1/2020	10,525,000	11,021,464
Series A-1, 5.00%, 8/1/2021	3,360,000	3,674,126
Series B, 5.00%, 8/1/2019	3,575,000	3,707,454
Series B, 5.00%, 8/1/2020	180,000	192,150
Series B, 5.00%, 8/1/2022	1,130,000	1,263,035
Series C, 3.00%, 8/1/2019	150,000	152,363
Series C, 5.00%, 8/1/2018	285,000	285,818
Series C, 5.00%, 8/1/2020	320,000	341,601
Series C, 5.00%, 8/1/2022	14,360,000	16,050,603
Series D, 5.00%, 8/1/2019	190,000	197,040
Series D, 5.00%, 8/1/2020	180,000	192,150
Series E, 5.00%, 8/1/2020	275,000	293,562
Series E, 5.00%, 8/1/2021	11,180,000	12,225,218
Series E, 5.00%, 8/1/2022	150,000	167,660
Series G, 5.00%, 8/1/2019	2,820,000	2,924,481
Series G, 5.00%, 8/1/2020	120,000	128,100
Series G, 5.00%, 8/1/2022	750,000	838,297
Series H, 5.00%, 8/1/2021	2,315,000	2,531,429
Series I, 5.00%, 8/1/2020	10,190,000	10,877,825
Series J, 5.00%, 8/1/2020	4,195,000	4,478,163
Series J, 5.00%, 8/1/2021	225,000	246,035
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	185,896
5.00%, 10/1/2023	4,585,000	5,222,315
Series A, 5.00%, 2/15/2019	405,000	414,092
Series A, 5.00%, 3/15/2020	295,000	312,157
Series A, 5.00%, 2/15/2021	4,865,000	5,266,265
Series A, 5.00%, 2/15/2022	7,875,000	8,727,154
Series A, 5.00%, 3/15/2022	7,500,000	8,332,425
Series A, 5.00%, 7/1/2022	2,010,000	2,249,411
Series A, 5.00%, 7/1/2023	1,995,000	2,281,183
Series B, 5.00%, 10/1/2019	4,275,000	4,465,750
Series B, 5.00%, 10/1/2020	2,790,000	2,998,887
Series B, 5.00%, 3/15/2021	100,000	108,477
Series C, 5.00%, 3/15/2020	2,280,000	2,412,605
Series C, 5.00%, 6/15/2020	6,125,000	6,529,311
Series E, 5.00%, 3/15/2020	1,865,000	1,973,468
Series E, 5.00%, 2/15/2022	5,220,000	5,784,856
New York, State Dormitory Authority, Personal Income Tax Revenue:
See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2022	$ 15,045,000	$ 16,673,019
Series D, 4.00%, 2/15/2021	2,015,000	2,129,895
Series D, 5.00%, 2/15/2020	715,000	754,690
Series D, 5.00%, 2/15/2021	5,255,000	5,688,432
Series D, 5.00%, 2/15/2022	13,015,000	14,423,353
Series E, 5.00%, 3/15/2021	640,000	694,253
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2020	15,000,000	15,872,400
5.00%, 3/15/2022	15,050,000	16,714,680
Series A, 5.00%, 3/15/2020	1,985,000	2,100,448
Series A, 5.00%, 3/15/2021	10,505,000	11,395,509
Series A, 5.00%, 3/15/2022	14,740,000	16,370,391
Series A-1, 5.00%, 3/15/2020	300,000	317,448
Series A-1, 5.00%, 3/15/2022	1,015,000	1,127,269
Series C, 5.00%, 3/15/2020	100,000	105,816
Series D, 5.00%, 3/15/2020	7,980,000	8,444,117
Series D, 5.00%, 3/15/2021	14,650,000	15,891,880
Series D, 5.00%, 3/15/2022	1,520,000	1,688,127
Series D, 5.00%, 3/15/2023	7,850,000	8,889,889
Series E, 5.00%, 3/15/2020	125,000	132,270
Series E, 5.00%, 3/15/2022	4,500,000	4,997,745
Series E, 5.00%, 3/15/2023	125,000	141,559
Other Securities	121,710,000	131,824,291
		512,006,081
NORTH CAROLINA — 1.6%
Other Securities	51,990,000	57,209,477
OHIO — 3.0%
Ohio, State General Obligation:
4.00%, 5/1/2021	4,290,000	4,540,450
4.00%, 5/1/2022	250,000	264,595
5.00%, 9/1/2020	6,380,000	6,820,539
5.00%, 9/1/2021	200,000	218,930
Series A, 5.00%, 9/15/2019	4,245,000	4,418,366
Series A, 5.00%, 5/1/2020	145,000	153,680
Series A, 5.00%, 9/15/2021	7,695,000	8,432,027
Series A, 5.00%, 3/15/2022	5,535,000	6,130,455
Series A, 5.00%, 5/1/2025	270,000	299,908
Series B, 5.00%, 6/15/2019	120,000	123,935
Series B, 5.00%, 9/15/2019	20,000	20,817
Series B, 5.00%, 6/15/2023	6,875,000	7,804,156
Series B, 5.00%, 8/1/2023	120,000	136,490
Series B, 5.00%, 6/15/2026	4,415,000	4,917,383
See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series C, 3.00%, 11/1/2020	$ 8,460,000	$ 8,702,041
Series C, 4.00%, 11/1/2021	1,575,000	1,680,619
Series C, 5.00%, 11/1/2022	6,475,000	7,270,583
Series R, 5.00%, 5/1/2022	9,315,000	10,354,088
Series S, 5.00%, 5/1/2021	2,260,000	2,455,196
Series S, 5.00%, 5/1/2022	200,000	222,310
Other Securities	31,020,000	33,412,609
		108,379,177
OKLAHOMA — 0.2%
Other Securities	6,700,000	7,445,879
OREGON — 1.5%
Other Securities	50,685,000	55,176,380
PENNSYLVANIA — 1.9%
Pennsylvania, State General Obligation:
5.00%, 2/1/2019	325,000	331,403
5.00%, 4/1/2019	100,000	102,511
5.00%, 7/1/2019	275,000	284,078
5.00%, 9/15/2019	120,000	124,681
5.00%, 10/15/2019	5,995,000	6,240,255
5.00%, 10/15/2020	10,000	10,668
5.00%, 1/15/2021	12,620,000	13,505,293
5.00%, 3/15/2021	230,000	247,036
5.00%, 7/1/2021	10,255,000	11,082,681
5.00%, 9/15/2021	15,565,000	16,899,076
5.00%, 1/15/2022	500,000	545,735
5.00%, 8/15/2022	7,070,000	7,806,694
5.00%, 1/15/2023	1,300,000	1,443,767
5.00%, 4/1/2028	5,000,000	5,670,700
Series D, 5.00%, 8/15/2019	125,000	129,584
Series D, 5.00%, 8/15/2022	200,000	220,840
Other Securities	4,490,000	4,746,398
		69,391,400
RHODE ISLAND — 0.2%
Other Securities	7,455,000	7,990,495
SOUTH CAROLINA — 0.3%
Other Securities	9,360,000	9,992,028
TENNESSEE — 1.2%
Other Securities	40,490,000	44,918,357
See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
TEXAS — 13.2%
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	11,750,000	$ 12,373,220
5.00%, 2/15/2021 (c)	$ 100,000	108,141
5.00%, 2/15/2022 (c)	10,720,000	11,864,146
5.00%, 2/15/2023 (c)	10,080,000	11,378,506
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,585,178
Series A, 5.00%, 2/15/2022 (c)	3,035,000	3,358,926
Northside, TX, Independent School District, General Obligation 2.00%, 8/1/2044 (a)(c)	13,265,000	13,300,152
Texas, State General Obligation:
5.00%, 4/1/2019	630,000	646,677
5.00%, 4/1/2020	12,745,000	13,480,387
5.00%, 10/1/2020	1,375,000	1,473,533
5.00%, 4/1/2021	7,805,000	8,461,947
5.00%, 10/1/2021	8,150,000	8,946,499
5.00%, 4/1/2022	50,000	55,461
5.00%, 4/1/2023	1,050,000	1,188,306
Series A, 4.00%, 10/1/2019	230,000	237,089
Series A, 4.00%, 10/1/2021	7,125,000	7,598,100
Series A, 5.00%, 10/1/2019	5,020,000	5,236,362
Series A, 5.00%, 10/1/2021	1,630,000	1,789,300
Series A, 5.00%, 10/1/2022	1,360,000	1,525,199
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2019	1,925,000	2,006,736
5.00%, 10/1/2020	540,000	578,696
5.00%, 10/1/2021	5,050,000	5,541,870
Series A, 3.00%, 10/1/2021	3,000,000	3,104,250
Series A, 5.00%, 10/1/2019	5,285,000	5,509,401
Series A, 5.00%, 4/1/2020	6,255,000	6,615,913
Series A, 5.00%, 4/1/2021	965,000	1,045,954
Series A, 5.00%, 10/1/2021	4,065,000	4,460,931
Series A, 5.00%, 4/1/2022	175,000	194,045
Series A, 5.00%, 4/1/2023	14,710,000	16,640,540
Series B, 4.00%, 4/1/2026 (a)	3,010,000	3,190,329
University of Texas, Revenue:
5.00%, 7/1/2022	1,940,000	2,164,730
Series C, 5.00%, 8/15/2021	5,050,000	5,531,113
Series D, 5.00%, 8/15/2020	120,000	128,274
Series D, 5.00%, 8/15/2021	135,000	147,861
See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series D, 5.00%, 8/15/2022	$ 1,705,000	$ 1,909,719
Series E, 5.00%, 8/15/2020	195,000	208,445
Series E, 5.00%, 8/15/2022	415,000	464,829
Series H, 5.00%, 8/15/2020	2,960,000	3,164,092
Series H, 5.00%, 8/15/2021	2,500,000	2,738,175
Series H, 5.00%, 8/15/2022	5,770,000	6,462,804
Series I, 5.00%, 8/15/2021	7,175,000	7,858,562
Series J, 5.00%, 8/15/2019	8,285,000	8,599,167
Series J, 5.00%, 8/15/2020	3,090,000	3,303,055
Other Securities	260,740,000	281,918,848
		481,095,468
UTAH — 0.7%
Utah, State General Obligation 5.00%, 7/1/2022	10,800,000	12,077,532
Other Securities	13,075,000	14,146,184
		26,223,716
VIRGINIA — 3.4%
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	11,965,000	13,363,948
Virginia, State College Building Authority, Educational Facilities Revenue 5.00%, 2/1/2022	12,925,000	14,280,703
Other Securities	89,050,000	97,039,933
		124,684,584
WASHINGTON — 2.9%
Washington, State General Obligation:
4.00%, 7/1/2019	6,620,000	6,780,072
5.00%, 7/1/2022	100,000	111,625
Series 2016A, 5.00%, 7/1/2021	8,030,000	8,765,949
Series B, 5.00%, 8/1/2021	1,465,000	1,602,886
Series B, 5.00%, 8/1/2022	2,225,000	2,488,818
Series C, 5.00%, 2/1/2020	140,000	147,273
Series D, 5.00%, 2/1/2021	40,000	43,220
Series D, 5.00%, 2/1/2022	2,890,000	3,195,242
Series E, 5.00%, 2/1/2021	365,000	394,383
Series E, 5.00%, 2/1/2022	100,000	110,562
Series R, 4.00%, 7/1/2018	100,000	100,000
Series R, 4.00%, 7/1/2019	450,000	460,881
Series R-2015, 5.00%, 7/1/2019	4,375,000	4,523,794
Series R-2015, 5.00%, 7/1/2020	345,000	367,232
Series R-2015, 5.00%, 7/1/2021	1,535,000	1,675,683
See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series R-2015-C, 5.00%, 7/1/2021	$ 260,000	$ 283,829
Series R-2015-C, 5.00%, 7/1/2022	255,000	284,644
Series R-2015E, 5.00%, 7/1/2019	14,245,000	14,729,472
Series R-2015E, 5.00%, 7/1/2020	210,000	223,532
Series R-2017A, 5.00%, 8/1/2020	260,000	277,441
Series R-2017A, 5.00%, 8/1/2022	1,140,000	1,275,170
Series R-2017C, 5.00%, 8/1/2019	8,350,000	8,655,693
Series R-C, 5.00%, 7/1/2019	235,000	242,992
Series R-C, 5.00%, 7/1/2020	210,000	223,532
Other Securities	45,670,000	49,470,356
		106,434,281
WEST VIRGINIA — 0.1%
Other Security	1,650,000	1,751,937
WISCONSIN — 2.8%
Milwaukee, WI, General Obligation Series N4, 5.00%, 4/1/2021	11,765,000	12,751,966
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2019	475,000	488,775
Series 1, 5.00%, 11/1/2020	450,000	483,849
Series 1, 5.00%, 5/1/2021	90,000	97,903
Series 1, 5.00%, 11/1/2021	935,000	1,029,921
Series 2, 5.00%, 5/1/2020	225,000	238,554
Series 2, 5.00%, 11/1/2021	5,225,000	5,755,442
Series 2, 5.00%, 11/1/2022	13,660,000	15,392,771
Series 2, 5.00%, 11/1/2023	9,710,000	11,137,953
Series 3, 5.00%, 11/1/2020	2,055,000	2,209,577
Series 3, 5.00%, 11/1/2021	5,430,000	5,981,254
Series 3, 5.00%, 11/1/2022	5,670,000	6,389,239
Series A, 5.00%, 5/1/2019	415,000	427,035
Series A, 5.00%, 5/1/2020	180,000	190,843
Series A, 5.00%, 5/1/2022	125,000	139,286
Series A, 5.00%, 5/1/2023	185,000	205,492
Series A, 5.00%, 5/1/2024	115,000	127,738
Series B, 5.00%, 5/1/2020	5,045,000	5,348,911
Series B, 5.00%, 5/1/2021	175,000	190,367
Series B, 5.00%, 5/1/2022	520,000	551,034
Series B, 5.00%, 5/1/2023	130,000	140,965
Series B, 5.00%, 5/1/2025	515,000	545,735
Series B, 5.00%, 5/1/2026	195,000	206,638
Series B, 5.00%, 5/1/2027	2,500,000	2,776,925
Series B, 5.00%, 5/1/2028	125,000	138,846
Series B, 5.00%, 5/1/2030	580,000	644,247
See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Series C, 5.00%, 5/1/2021	$ 5,000,000	$ 5,439,050
Series D, 5.00%, 5/1/2021	8,065,000	8,773,188
Other Securities	12,810,000	13,864,784
		101,668,288
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,643,409,788)		3,605,261,257

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $7,594,151)	7,594,151	7,594,151
TOTAL INVESTMENTS — 98.9% (Cost $3,651,003,939)		3,612,855,408
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		41,239,689
NET ASSETS — 100.0%		$ 3,654,095,097

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	1.5%

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
VRN=	Variable Rate Note
See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$ —	$ 26,656,101	$—	$ 26,656,101
Alaska	—	6,823,689	—	6,823,689
Arizona	—	90,332,604	—	90,332,604
Arkansas	—	16,193,554	—	16,193,554
California	—	673,701,706	—	673,701,706
Colorado	—	25,369,356	—	25,369,356
Connecticut	—	63,845,558	—	63,845,558
Delaware	—	19,949,920	—	19,949,920
District of Columbia	—	26,066,973	—	26,066,973
Florida	—	110,512,501	—	110,512,501
Georgia	—	88,105,298	—	88,105,298
Hawaii	—	44,062,972	—	44,062,972
Illinois	—	40,215,059	—	40,215,059
Indiana	—	10,195,192	—	10,195,192
Iowa	—	7,541,775	—	7,541,775
Kansas	—	10,335,959	—	10,335,959
Kentucky	—	8,271,440	—	8,271,440
Louisiana	—	11,886,478	—	11,886,478
Maine	—	5,109,994	—	5,109,994
Maryland	—	218,385,488	—	218,385,488
Massachusetts	—	181,975,153	—	181,975,153
Michigan	—	27,101,347	—	27,101,347
Minnesota	—	67,115,922	—	67,115,922
Mississippi	—	72,928	—	72,928
Missouri	—	24,190,626	—	24,190,626
Nebraska	—	6,472,978	—	6,472,978
Nevada	—	30,042,884	—	30,042,884
New Jersey	—	13,384,930	—	13,384,930
New Mexico	—	36,975,324	—	36,975,324
New York	—	512,006,081	—	512,006,081
North Carolina	—	57,209,477	—	57,209,477
Ohio	—	108,379,177	—	108,379,177
Oklahoma	—	7,445,879	—	7,445,879
Oregon	—	55,176,380	—	55,176,380
Pennsylvania	—	69,391,400	—	69,391,400
See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Rhode Island	$ —	$ 7,990,495	$—	$ 7,990,495
South Carolina	—	9,992,028	—	9,992,028
Tennessee	—	44,918,357	—	44,918,357
Texas	—	481,095,468	—	481,095,468
Utah	—	26,223,716	—	26,223,716
Virginia	—	124,684,584	—	124,684,584
Washington	—	106,434,281	—	106,434,281
West Virginia	—	1,751,937	—	1,751,937
Wisconsin	—	101,668,288	—	101,668,288
Short-Term Investment	7,594,151	—	—	7,594,151
TOTAL INVESTMENTS	$7,594,151	$3,605,261,257	$—	$3,612,855,408
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,682,799	$1,682,799	$772,472,659	$766,561,307	$—	$—	7,594,151	$7,594,151	$176,252
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,668,885,859	$3,605,261,257
Investments in affiliated issuers, at value	1,567,027	7,594,151
Total Investments	2,670,452,886	3,612,855,408
Cash	570	486
Receivable for fund shares sold	4,809,799	—
Dividends receivable — affiliated issuers	12,889	17,513
Interest receivable — unaffiliated issuers	31,827,879	49,263,068
Receivable from Adviser	176,073	—
Other Receivable	457	—
TOTAL ASSETS	2,707,280,553	3,662,136,475
LIABILITIES
Payable for investments purchased	10,010,244	7,428,620
Advisory fee payable	667,440	599,056
Trustees’ fees and expenses payable	9,388	13,702
TOTAL LIABILITIES	10,687,072	8,041,378
NET ASSETS	$2,696,593,481	$3,654,095,097
NET ASSETS CONSIST OF:
Paid-in Capital	$2,708,320,369	$3,693,502,908
Undistributed (distribution in excess of) net investment income (loss)	2,141,683	1,846,857
Accumulated net realized gain (loss) on investments	(1,066,120)	(3,106,137)
Net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(12,802,451)	(38,148,531)
NET ASSETS	$2,696,593,481	$3,654,095,097
NET ASSET VALUE PER SHARE
Net asset value per share	$ 48.11	$ 47.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	56,051,036	76,151,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,681,688,310	$3,643,409,788
Investments in affiliated issuers	1,567,027	7,594,151
Total cost of investments	$2,683,255,337	$3,651,003,939
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 61,670,677	$ 47,103,261
Dividend income — affiliated issuers	127,237	176,252
TOTAL INVESTMENT INCOME (LOSS)	61,797,914	47,279,513
EXPENSES
Advisory fee	7,662,297	7,182,123
Trustees’ fees and expenses	52,063	74,315
Miscellaneous expenses	2,095	2,293
TOTAL EXPENSES	7,716,455	7,258,731
Expenses waived/reimbursed by the Adviser	(1,842,027)	—
NET EXPENSES	5,874,428	7,258,731
NET INVESTMENT INCOME (LOSS)	55,923,486	40,020,782
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,526,401	(2,389,018)
In-kind redemptions — unaffiliated issuers	6,197,920	(2,958,156)
Net realized gain (loss)	7,724,321	(5,347,174)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(44,417,185)	(37,204,719)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,692,864)	(42,551,893)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 19,230,622	$ (2,531,111)
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 55,923,486	$ 44,538,252
Net realized gain (loss)	7,724,321	21,164,109
Net change in unrealized appreciation/depreciation	(44,417,185)	(75,727,310)
Net increase (decrease) in net assets resulting from operations	19,230,622	(10,024,949)
Net equalization credits and charges	282,310	616,149
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(55,387,765)	(44,138,641)
Net realized gains	—	(3,820,953)
Total distributions to shareholders	(55,387,765)	(47,959,594)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,227,745,603	1,022,199,609
Cost of shares redeemed	(906,862,807)	(502,918,520)
Net income equalization	(282,310)	(616,149)
Other capital	20,661	72,773
Net increase (decrease) in net assets from beneficial interest transactions	320,621,147	518,737,713
Net increase (decrease) in net assets during the period	284,746,314	461,369,319
Net assets at beginning of period	2,411,847,167	1,950,477,848
NET ASSETS AT END OF PERIOD	$2,696,593,481	$2,411,847,167
Undistributed (distribution in excess of) net investment income (loss)	$ 2,141,683	$ 1,627,812
SHARES OF BENEFICIAL INTEREST:
Shares sold	25,300,000	21,200,000
Shares redeemed	(18,700,000)	(10,300,000)
Net increase (decrease)	6,600,000	10,900,000
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 40,020,782	$ 32,764,289
Net realized gain (loss)	(5,347,174)	1,176,122
Net change in unrealized appreciation/depreciation	(37,204,719)	(31,154,055)
Net increase (decrease) in net assets resulting from operations	(2,531,111)	2,786,356
Net equalization credits and charges	160,374	142,657
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,494,976)	(32,023,360)
Net realized gains	—	(1,566,431)
Total distributions to shareholders	(39,494,976)	(33,589,791)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	549,634,104	609,838,645
Cost of shares redeemed	(312,283,159)	(86,922,177)
Net income equalization	(160,374)	(142,657)
Other capital	121,780	238,567
Net increase (decrease) in net assets from beneficial interest transactions	237,312,351	523,012,378
Net increase (decrease) in net assets during the period	195,446,638	492,351,600
Net assets at beginning of period	3,458,648,459	2,966,296,859
NET ASSETS AT END OF PERIOD	$3,654,095,097	$3,458,648,459
Undistributed (distribution in excess of) net investment income (loss)	$ 1,846,857	$ 1,322,305
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,400,000	12,600,000
Shares redeemed	(6,500,000)	(1,800,000)
Net increase (decrease)	4,900,000	10,800,000
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 48.77	$ 50.59	$ 47.52	$ 47.44	$ 46.04
Income (loss) from investment operations:
Net investment income (loss) (b)	1.06	1.05	1.09	1.14	1.18
Net realized and unrealized gain (loss) (c)	(0.67)	(1.75)	3.11	0.06	1.68
Total from investment operations	0.39	(0.70)	4.20	1.20	2.86
Net equalization credits and charges (b)	0.01	0.01	0.02	0.02	(0.00)(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.06)	(1.04)	(1.10)	(1.14)	(1.18)
Net realized gains	—	(0.09)	(0.05)	—	(0.28)
Total distributions	(1.06)	(1.13)	(1.15)	(1.14)	(1.46)
Net asset value, end of period	$ 48.11	$ 48.77	$ 50.59	$ 47.52	$ 47.44
Total return (e)	0.81%	(1.34)%	9.02%	2.56%	6.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,696,593	$2,411,847	$1,950,478	$1,304,277	$1,034,219
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.19%	2.15%	2.23%	2.37%	2.58%
Portfolio turnover rate (f)	20%	23%	21%	20%	28%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 48.54	$ 49.07	$ 48.50	$ 48.72	$ 48.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.49	0.46	0.44	0.46
Net realized and unrealized gain (loss) (c)	(0.57)	(0.52)	0.57	(0.22)	0.66
Total from investment operations	(0.03)	(0.03)	1.03	0.22	1.12
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.53)	(0.48)	(0.46)	(0.44)	(0.46)
Net realized gains	—	(0.02)	—	(0.00)(d)	—
Total distributions	(0.53)	(0.50)	(0.46)	(0.44)	(0.46)
Net asset value, end of period	$ 47.98	$ 48.54	$ 49.07	$ 48.50	$ 48.72
Total return (e)	(0.06)%	(0.04)%	2.13%	0.46%	2.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,654,095	$3,458,648	$2,966,297	$2,609,387	$2,219,335
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.11%	1.01%	0.94%	0.91%	0.93%
Portfolio turnover rate (f)	27%	32%	23%	23%	17%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of seventy-eight (78) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
55

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Summary Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
56

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30% (1)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

(1)	The Adviser has contractually agreed to waive its management fee and reimburse certain expenses, until October 31, 2018, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.23% of the Fund’s average daily net assets.
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2018. The total amount of expenses waived for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF for the year ended June 30, 2018 have been disclosed in the Statements of Operations.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 544,860,436	$510,944,600
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	1,273,039,458	961,177,220
For the period ended June 30, 2018, Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$1,201,105,066	$906,003,847	$ 6,197,920
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	305,568,002	311,734,342	(2,958,156)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$192,891	$55,194,874	$—	$55,387,765
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	149,192	39,345,784	—	39,494,976
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 1,391,752	$ 44,093,065	$ 2,474,777	$ 47,959,594
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	86,018	31,977,913	1,525,860	33,589,791
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	—	2,141,683	—	—	(12,505,034)	(1,363,537)	(11,726,888)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	1,846,857	—	—	(37,919,547)	(3,335,121)	(39,407,811)

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$2,682,957,920	$14,551,951	$27,056,985	$(12,505,034)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,650,774,955	1,219,382	39,138,929	(37,919,547)
8.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
61

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The following Funds participate in the credit facility as of June 30, 2018:
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Prior to October 12, 2017, the Funds and other affiliated funds participated in a $360 million revolving credit facility.
The Funds had no outstanding loans as of June 30, 2018.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Fund were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF and Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (collectively referred to as the “Funds”) (two of the funds constituting SPDR® Series Trust (the “Trust”)), including the summary schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SPDR® Series Trust) at June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2018
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SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$ 990.30	$1,004.80
Expenses Paid During Period(a)	1.14	0.99
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.70	1,023.80
Expenses Paid During Period(a)	1.15	1.00

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$1,906,290
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	897,461
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	99.65%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	99.62%
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds' website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Approval of Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational fixed income series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to
72

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Limited Sub-Advisory Agreement
At an in-person meeting held prior to June 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately to consider the SSGA Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the SSGA Limited Sub-Advisory Agreement, the Board requested, and SSGA Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.
The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, and the extent to which each Foreign Fixed Income ETF tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory
73

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Agreement for the Foreign Fixed Income ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	127	None.
DAVID M. KELLY c/o SPDR Series Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
74

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

75

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
76

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
77

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
78

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation - All Rights Reserved
SPDRMUNIAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2018 and June 30, 2017, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,072,056 and $1,008,472, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2018 and June 30, 2017, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2018 and June 30, 2017, the aggregate tax fees billed for professional services rendered by the principal accountant were $780,503 and $755,951, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2018 and June 30, 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2018 (in millions)		FY 2017 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.4		$15.7
Tax Fees	7.8		8.7
All Other Fees	16.2		23.0	(3)

(1)	Information is for the calendar years 2017 and 2016, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(3)

This figure had previously been reported as $4.4 million and is being restated to include certain other audit fees totaling $18.6 million, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF and SPDR Portfolio Long Term Corporate Bond ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.9%
AAR Corp.	16,846	$ 783,171
Aerojet Rocketdyne Holdings, Inc. (a)	37,511	1,106,199
Aerovironment, Inc. (a)	10,970	783,587
Astronics Corp. (a)	10,969	394,555
Axon Enterprise, Inc. (a)	25,676	1,622,210
Cubic Corp.	10,002	642,128
Ducommun, Inc. (a)	5,392	178,421
Engility Holdings, Inc. (a)	9,577	293,439
Esterline Technologies Corp. (a)	10,972	809,734
KeyW Holding Corp. (a) (b)	6,801	59,441
KLX, Inc. (a)	21,486	1,544,843
Kratos Defense & Security Solutions, Inc. (a) (b)	46,679	537,275
Mercury Systems, Inc. (a)	24,243	922,689
Moog, Inc. Class A	2,181	170,031
National Presto Industries, Inc.	2,771	343,604
Sparton Corp. (a)	4,298	81,619
Triumph Group, Inc. (b)	21,310	417,676
Vectrus, Inc. (a)	5,921	182,485
Wesco Aircraft Holdings, Inc. (a)	33,893	381,296
		11,254,403
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	31,359	708,400
Atlas Air Worldwide Holdings, Inc. (a)	12,761	914,963
Echo Global Logistics, Inc. (a)	3,931	114,982
Forward Air Corp.	11,522	680,720
Hub Group, Inc. Class A (a)	16,816	837,437
Radiant Logistics, Inc. (a)	25,727	100,592
		3,357,094
AIRLINES — 0.3%
Allegiant Travel Co. (b)	6,599	916,931
Hawaiian Holdings, Inc.	26,286	944,981
SkyWest, Inc.	19,032	987,761
Spirit Airlines, Inc. (a) (b)	30,171	1,096,716
		3,946,389
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	55,940	870,426
Cooper Tire & Rubber Co. (b)	21,455	564,266
Cooper-Standard Holdings, Inc. (a)	8,868	1,158,782
Dana, Inc.	60,852	1,228,602
Dorman Products, Inc. (a)	14,222	971,505
Fox Factory Holding Corp. (a)	14,797	688,800
Gentherm, Inc. (a)	18,636	732,395
Horizon Global Corp. (a)	15,314	91,271
LCI Industries	10,002	901,680
Modine Manufacturing Co. (a)	18,181	331,803
Motorcar Parts of America, Inc. (a) (b)	10,781	201,713
Shiloh Industries, Inc. (a)	7,474	65,024
Standard Motor Products, Inc.	10,273	496,597
Security Description	Shares	Value
Stoneridge, Inc. (a)	10,845	$ 381,093
Strattec Security Corp.	1,538	46,986
Superior Industries International, Inc.	842	15,072
Tenneco, Inc.	22,108	971,868
Tower International, Inc.	10,199	324,328
Visteon Corp.	14,848	1,918,956
VOXX International Corp. (a)	12,491	67,451
Workhorse Group, Inc. (a) (b)	13,928	25,349
		12,053,967
AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	11,543	468,646
BANKS — 9.4%
1st Constitution Bancorp	3,176	72,730
1st Source Corp.	9,586	512,180
Access National Corp.	7,665	219,219
ACNB Corp.	4,115	140,116
Allegiance Bancshares, Inc. (a)	6,128	265,649
American National Bankshares, Inc.	4,852	194,080
Ameris Bancorp	20,190	1,077,136
Arrow Financial Corp.	7,122	259,241
Associated Banc-Corp.	77,255	2,109,061
Atlantic Capital Bancshares, Inc. (a)	13,350	262,327
Banc of California, Inc. (b)	14,061	274,893
BancFirst Corp.	5,756	340,755
Bancorp, Inc. (a)	22,513	235,486
BancorpSouth Bank	34,975	1,152,426
Bank of Commerce Holdings	7,474	95,293
Bank of Hawaii Corp.	20,584	1,717,117
Bank of Marin Bancorp	1,605	129,764
BankUnited, Inc.	46,167	1,885,922
Bankwell Financial Group, Inc.	3,139	100,919
Banner Corp.	16,472	990,461
Bar Harbor Bankshares	3,430	103,895
BCB Bancorp, Inc.	5,836	87,540
Berkshire Hills Bancorp, Inc.	19,561	794,177
Blue Hills Bancorp, Inc.	11,549	256,388
Boston Private Financial Holdings, Inc.	42,729	679,391
Bridge Bancorp, Inc.	6,512	234,106
Brookline Bancorp, Inc.	38,677	719,392
Bryn Mawr Bank Corp.	10,265	475,269
C&F Financial Corp.	1,638	102,457
Cadence BanCorp	12,551	362,347
Camden National Corp.	7,921	362,069
Capital City Bank Group, Inc.	5,976	141,213
Capstar Financial Holdings, Inc. (a)	3,479	64,466
Carolina Financial Corp.	9,348	401,216
Cathay General Bancorp	28,435	1,151,333
CenterState Bank Corp.	31,416	936,825
Central Pacific Financial Corp.	7,574	216,995
Central Valley Community Bancorp	6,382	135,043
Chemical Financial Corp.	31,040	1,727,997
Chemung Financial Corp.	1,738	87,091

1

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Citizens & Northern Corp.	6,881	$ 177,943
City Holding Co.	7,943	597,552
Civista Bancshares, Inc. (b)	4,298	104,184
CNB Financial Corp.	6,757	203,115
CoBiz Financial, Inc.	17,370	373,108
Codorus Valley Bancorp, Inc.	4,910	150,639
Columbia Banking System, Inc.	26,471	1,082,664
Community Bank System, Inc.	25,573	1,510,597
Community Bankers Trust Corp. (a)	10,753	96,239
Community Financial Corp.	1,738	61,456
Community Trust Bancorp, Inc.	8,680	433,566
ConnectOne Bancorp, Inc.	10,844	270,016
County Bancorp, Inc.	2,457	67,567
Customers Bancorp, Inc. (a)	14,820	420,592
CVB Financial Corp.	53,292	1,194,807
DNB Financial Corp.	1,638	57,412
Eagle Bancorp, Inc. (a)	12,574	770,786
Enterprise Bancorp, Inc.	4,130	166,976
Enterprise Financial Services Corp.	11,229	605,805
Evans Bancorp, Inc.	2,457	113,268
Farmers & Merchants Bancorp, Inc.	3,253	131,259
Farmers Capital Bank Corp.	3,920	204,232
Farmers National Banc Corp.	13,287	211,928
FB Financial Corp.	6,609	269,118
FCB Financial Holdings, Inc. Class A (a)	19,651	1,155,479
Fidelity Southern Corp.	11,334	287,997
Financial Institutions, Inc.	7,949	261,522
First BanCorp (a)	109,581	838,295
First Bancorp, Inc.	3,942	111,243
First Bancorp/Southern Pines	14,829	606,654
First Bancshares, Inc.	5,965	214,442
First Busey Corp.	19,861	629,991
First Business Financial Services, Inc.	4,198	109,148
First Citizens BancShares, Inc. Class A	2,692	1,085,684
First Commonwealth Financial Corp.	28,078	435,490
First Community Bancshares, Inc.	8,117	258,608
First Connecticut Bancorp, Inc.	5,771	176,593
First Financial Bancorp	31,493	965,260
First Financial Bankshares, Inc. (b)	19,816	1,008,634
First Financial Corp.	5,908	267,928
First Financial Northwest, Inc.	4,198	81,945
First Foundation, Inc. (a)	10,004	185,474
First Guaranty Bancshares, Inc.	2,449	63,723
First Hawaiian, Inc.	23,296	676,050
First Internet Bancorp	3,379	115,224
First Interstate BancSystem, Inc. Class A	16,376	691,067
First Merchants Corp.	25,042	1,161,949
First Mid-Illinois Bancshares, Inc.	4,190	164,667
First Midwest Bancorp, Inc.	52,740	1,343,288
First Northwest Bancorp (a)	5,017	80,121
First of Long Island Corp.	12,057	299,616
Security Description	Shares	Value
Flushing Financial Corp.	14,441	$ 376,910
FNB Corp.	140,767	1,889,093
Franklin Financial Network, Inc. (a)	945	35,532
Fulton Financial Corp.	76,589	1,263,718
German American Bancorp, Inc.	9,785	350,792
Glacier Bancorp, Inc.	37,023	1,432,050
Great Southern Bancorp, Inc.	5,603	320,492
Great Western Bancorp, Inc.	30,318	1,273,053
Green Bancorp, Inc.	9,234	199,454
Guaranty Bancorp	13,123	391,065
Hancock Whitney Corp.	37,581	1,753,154
Hanmi Financial Corp.	7,562	214,383
HarborOne Bancorp, Inc. (a)	10,834	205,196
Heartland Financial USA, Inc.	14,025	769,271
Heritage Commerce Corp.	17,211	292,415
Heritage Financial Corp.	10,945	381,433
Hilltop Holdings, Inc.	37,368	824,712
Home BancShares, Inc.	69,472	1,567,288
HomeTrust Bancshares, Inc. (a)	8,979	252,759
Hope Bancorp, Inc.	68,356	1,218,787
Horizon Bancorp, Inc.	18,942	391,910
Howard Bancorp, Inc. (a)	4,198	75,564
IBERIABANK Corp.	23,336	1,768,869
Independent Bank Corp.	10,792	275,196
Independent Bank Corp./MA	14,021	1,099,246
Independent Bank Group, Inc.	9,083	606,744
International Bancshares Corp.	19,187	821,204
Investar Holding Corp.	4,098	113,310
Investors Bancorp, Inc.	123,204	1,575,779
Lakeland Bancorp, Inc.	16,469	326,910
Lakeland Financial Corp.	12,532	603,917
LCNB Corp.	2,391	47,103
LegacyTexas Financial Group, Inc.	13,520	527,550
Live Oak Bancshares, Inc.	7,416	227,300
Macatawa Bank Corp.	15,428	187,296
MB Financial, Inc.	35,818	1,672,701
MBT Financial Corp.	10,745	114,434
Mercantile Bank Corp.	8,611	318,263
Middlefield Banc Corp.	1,538	77,977
Midland States Bancorp, Inc.	1,499	51,356
MidSouth Bancorp, Inc.	5,736	76,002
MidWestOne Financial Group, Inc.	3,483	117,656
MutualFirst Financial, Inc.	3,817	144,092
National Bank Holdings Corp. Class A	14,833	572,405
National Bankshares, Inc.	3,174	147,274
National Commerce Corp. (a)	7,363	340,907
NBT Bancorp, Inc.	18,835	718,555
Nicolet Bankshares, Inc. (a)	4,467	246,176
Northeast Bancorp	3,176	69,237
Northrim BanCorp, Inc.	3,485	137,832
Norwood Financial Corp.	2,457	88,501
OFG Bancorp	14,492	203,613
Ohio Valley Banc Corp.	1,638	85,913
Old Line Bancshares, Inc.	5,124	178,879
Old National Bancorp	65,863	1,225,052
Old Point Financial Corp.	1,738	50,159

2

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Old Second Bancorp, Inc.	14,893	$ 214,459
Opus Bank	13,890	398,643
Orrstown Financial Services, Inc.	3,479	90,454
Pacific Mercantile Bancorp (a)	7,474	72,871
Pacific Premier Bancorp, Inc. (a)	19,911	759,605
Park National Corp.	7,657	853,143
Parke Bancorp, Inc.	3,551	83,981
Peapack Gladstone Financial Corp.	5,785	200,103
Penns Woods Bancorp, Inc.	1,738	77,828
Peoples Bancorp of North Carolina, Inc.	2,307	73,893
Peoples Bancorp, Inc.	9,287	350,863
Peoples Financial Services Corp.	3,776	177,548
People's Utah Bancorp	7,901	282,066
Popular, Inc.	44,200	1,998,282
Preferred Bank	5,121	314,737
Premier Financial Bancorp, Inc.	3,915	73,093
QCR Holdings, Inc.	3,162	150,037
Renasant Corp.	24,173	1,100,355
Republic Bancorp, Inc. Class A	5,148	233,204
Republic First Bancorp, Inc. (a)	26,352	206,863
S&T Bancorp, Inc.	14,129	610,938
Sandy Spring Bancorp, Inc.	18,188	745,890
SB One Bancorp (b)	2,357	70,003
Seacoast Banking Corp. of Florida (a)	23,101	729,530
ServisFirst Bancshares, Inc.	23,240	969,805
Shore Bancshares, Inc.	6,915	131,523
Sierra Bancorp	6,572	185,593
Simmons First National Corp. Class A	39,678	1,186,372
SmartFinancial, Inc. (a)	3,379	87,043
South State Corp.	15,875	1,369,219
Southern First Bancshares, Inc. (a)	3,467	153,241
Southern National Bancorp of Virginia, Inc.	10,853	193,618
Southside Bancshares, Inc.	15,738	530,056
State Bank Financial Corp.	15,622	521,775
Sterling Bancorp	96,826	2,275,411
Stock Yards Bancorp, Inc.	6,558	250,188
Summit Financial Group, Inc.	3,423	91,873
TCF Financial Corp.	77,149	1,899,408
Tompkins Financial Corp.	7,161	614,987
Towne Bank	33,256	1,067,518
TriCo Bancshares	10,529	394,311
TriState Capital Holdings, Inc. (a)	11,551	301,481
Triumph Bancorp, Inc. (a)	9,138	372,373
Trustmark Corp.	18,569	605,906
Two River Bancorp	3,379	64,640
UMB Financial Corp.	18,864	1,438,003
Umpqua Holdings Corp.	82,909	1,872,914
Union Bankshares Corp.	30,633	1,191,011
United Bankshares, Inc. (b)	45,059	1,640,148
United Community Banks, Inc.	34,229	1,049,803
United Security Bancshares	6,555	73,416
Unity Bancorp, Inc.	3,479	79,147
Univest Corp. of Pennsylvania	15,006	412,665
Valley National Bancorp	151,332	1,840,197
Security Description	Shares	Value
Veritex Holdings, Inc. (a)	10,838	$ 336,737
Washington Trust Bancorp, Inc.	5,139	298,576
WesBanco, Inc.	21,508	968,720
West Bancorp, Inc.	8,102	203,765
Westamerica Bancorporation	13,172	744,350
Wintrust Financial Corp.	24,325	2,117,491
		111,323,018
BEVERAGES — 0.1%
Castle Brands, Inc. (a) (b)	50,753	60,396
Coca-Cola Bottling Co. Consolidated	1,590	214,857
Craft Brew Alliance, Inc. (a)	5,101	105,336
MGP Ingredients, Inc.	4,927	437,567
National Beverage Corp. (a) (b)	5,121	547,435
Primo Water Corp. (a)	13,985	244,597
		1,610,188
BIOTECHNOLOGY — 6.0%
Abeona Therapeutics, Inc. (a) (b)	14,862	237,792
ACADIA Pharmaceuticals, Inc. (a)	54,422	831,024
Acceleron Pharma, Inc. (a)	18,587	901,841
Achaogen, Inc. (a) (b)	14,348	124,254
Achillion Pharmaceuticals, Inc. (a)	71,764	203,092
Acorda Therapeutics, Inc. (a)	23,603	677,406
Adamas Pharmaceuticals, Inc. (a) (b)	10,021	258,842
Aduro Biotech, Inc. (a) (b)	24,030	168,210
Adverum Biotechnologies, Inc. (a)	14,948	79,224
Agenus, Inc. (a) (b)	46,061	104,558
Agios Pharmaceuticals, Inc. (a) (b)	22,174	1,867,716
Aimmune Therapeutics, Inc. (a) (b)	10,907	293,289
Akebia Therapeutics, Inc. (a)	13,964	139,361
Albireo Pharma, Inc. (a)	1,738	61,699
Alder Biopharmaceuticals, Inc. (a) (b)	30,773	486,213
Aldeyra Therapeutics, Inc. (a)	7,574	60,213
Allena Pharmaceuticals, Inc. (a)	3,375	43,976
Alpine Immune Sciences, Inc. (a)	6,655	50,378
AMAG Pharmaceuticals, Inc. (a)	17,205	335,498
Amicus Therapeutics, Inc. (a) (b)	93,369	1,458,424
AnaptysBio, Inc. (a) (b)	5,943	422,191
Anavex Life Sciences Corp. (a)	24,766	64,887
Apellis Pharmaceuticals, Inc. (a)	11,225	246,950
Aquinox Pharmaceuticals, Inc. (a)	14,029	37,177
Ardelyx, Inc. (a)	16,582	61,353
Arena Pharmaceuticals, Inc. (a)	20,341	886,868
ArQule, Inc. (a) (b)	25,818	142,774
Array BioPharma, Inc. (a) (b)	91,141	1,529,346
Arrowhead Pharmaceuticals, Inc. (a) (b)	38,706	526,402
Atara Biotherapeutics, Inc. (a) (b)	14,207	522,107
Athenex, Inc. (a) (b)	8,005	149,373
Athersys, Inc. (a) (b)	57,565	113,403
Audentes Therapeutics, Inc. (a)	12,442	475,409
AVEO Pharmaceuticals, Inc. (a) (b)	59,269	133,948
Avid Bioservices, Inc. (a) (b)	15,870	62,210
Bellicum Pharmaceuticals, Inc. (a) (b)	15,849	116,966

3

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
BioCryst Pharmaceuticals, Inc. (a) (b)	50,890	$ 291,600
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	6,140	242,653
BioSpecifics Technologies Corp. (a)	849	38,086
BioTime, Inc. (a) (b)	69,906	144,006
Blueprint Medicines Corp. (a)	18,150	1,152,162
Calithera Biosciences, Inc. (a)	22,745	113,725
Cara Therapeutics, Inc. (a) (b)	13,867	265,553
CareDx, Inc. (a)	4,785	58,568
CASI Pharmaceuticals, Inc. (a) (b)	10,270	84,522
Catalyst Pharmaceuticals, Inc. (a)	31,844	99,353
Celldex Therapeutics, Inc. (a)	23,229	11,698
Cellular Biomedicine Group, Inc. (a) (b)	5,736	112,139
ChemoCentryx, Inc. (a)	15,667	206,334
Chimerix, Inc. (a)	20	95
Clovis Oncology, Inc. (a) (b)	20,630	938,046
Coherus Biosciences, Inc. (a) (b)	22,251	311,514
Conatus Pharmaceuticals, Inc. (a) (b)	14,848	63,549
Concert Pharmaceuticals, Inc. (a)	5,039	84,806
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	24,952	126,008
Corvus Pharmaceuticals, Inc. (a) (b)	7,574	83,163
CTI BioPharma Corp. (a) (b)	19,765	98,430
Cytokinetics, Inc. (a)	28,449	236,127
CytomX Therapeutics, Inc. (a)	12,528	286,390
Deciphera Pharmaceuticals, Inc. (a)	2,165	85,193
Denali Therapeutics, Inc. (a) (b)	25,505	388,951
Dicerna Pharmaceuticals, Inc. (a)	13,645	167,151
Dynavax Technologies Corp. (a) (b)	30,653	467,458
Eagle Pharmaceuticals, Inc. (a) (b)	5,691	430,581
Editas Medicine, Inc. (a) (b)	17,359	621,973
Emergent BioSolutions, Inc. (a)	20,610	1,040,599
Enanta Pharmaceuticals, Inc. (a)	5,830	675,697
Epizyme, Inc. (a) (b)	25,095	340,037
Esperion Therapeutics, Inc. (a) (b)	11,742	460,169
Fate Therapeutics, Inc. (a) (b)	16,527	187,416
FibroGen, Inc. (a)	31,878	1,995,563
Five Prime Therapeutics, Inc. (a)	17,483	276,406
Flexion Therapeutics, Inc. (a) (b)	16,035	414,505
Fortress Biotech, Inc. (a) (b)	16,689	49,733
Foundation Medicine, Inc. (a)	7,493	1,024,293
G1 Therapeutics, Inc. (a)	6,887	299,309
Genomic Health, Inc. (a)	14,120	711,648
Geron Corp. (a) (b)	71,342	244,703
Global Blood Therapeutics, Inc. (a) (b)	19,971	902,689
GlycoMimetics, Inc. (a) (b)	14,948	241,111
GTx, Inc. (a) (b)	3,176	48,625
Halozyme Therapeutics, Inc. (a) (b)	64,174	1,082,615
Heron Therapeutics, Inc. (a) (b)	28,436	1,104,739
Idera Pharmaceuticals, Inc. (a) (b)	93,595	123,545
Immune Design Corp. (a)	14,029	63,832
ImmunoGen, Inc. (a) (b)	68,231	663,888
Immunomedics, Inc. (a) (b)	69,659	1,648,829
Security Description	Shares	Value
Inovio Pharmaceuticals, Inc. (a) (b)	21,343	$ 83,665
Insmed, Inc. (a) (b)	38,486	910,194
Insys Therapeutics, Inc. (a) (b)	10,367	75,057
Intellia Therapeutics, Inc. (a) (b)	9,198	251,657
Intercept Pharmaceuticals, Inc. (a) (b)	8,400	704,844
Intrexon Corp. (a) (b)	35,530	495,288
Invitae Corp. (a) (b)	26,564	195,245
Iovance Biotherapeutics, Inc. (a) (b)	41,604	532,531
Ironwood Pharmaceuticals, Inc. (a) (b)	70,942	1,356,411
Jounce Therapeutics, Inc. (a) (b)	7,574	58,017
Kadmon Holdings, Inc. (a) (b)	28,158	112,350
Karyopharm Therapeutics, Inc. (a)	18,625	316,439
Keryx Biopharmaceuticals, Inc. (a) (b)	67,099	252,292
Kindred Biosciences, Inc. (a)	13,210	140,687
Kura Oncology, Inc. (a) (b)	12,380	225,316
La Jolla Pharmaceutical Co. (a) (b)	11,495	335,309
Lexicon Pharmaceuticals, Inc. (a) (b)	57,853	694,236
Ligand Pharmaceuticals, Inc. (a) (b)	7,356	1,523,943
Loxo Oncology, Inc. (a) (b)	10,783	1,870,635
MacroGenics, Inc. (a)	18,617	384,441
Madrigal Pharmaceuticals, Inc. (a) (b)	2,660	743,975
MannKind Corp. (a) (b)	18,946	35,997
Matinas BioPharma Holdings, Inc. (a)	35,942	15,592
MediciNova, Inc. (a) (b)	14,129	112,467
Merrimack Pharmaceuticals, Inc. (a) (b)	7,474	36,697
MiMedx Group, Inc. (a) (b)	58,329	372,722
Minerva Neurosciences, Inc. (a)	14,872	122,694
Miragen Therapeutics, Inc. (a) (b)	4,298	27,550
Mirati Therapeutics, Inc. (a) (b)	10,945	539,589
Molecular Templates, Inc. (a) (b)	4,917	25,716
Momenta Pharmaceuticals, Inc. (a)	38,924	795,996
Myriad Genetics, Inc. (a) (b)	35,359	1,321,366
NantKwest, Inc. (a)	10	31
Natera, Inc. (a)	17,430	328,033
NewLink Genetics Corp. (a) (b)	13,240	63,022
Novavax, Inc. (a) (b)	149,296	200,057
OncoMed Pharmaceuticals, Inc. (a)	14,029	32,407
OPKO Health, Inc. (a) (b)	158,815	746,430
Organovo Holdings, Inc. (a) (b)	30	42
Palatin Technologies, Inc. (a)	59,347	57,555
PDL BioPharma, Inc. (a)	48,200	112,788
Pieris Pharmaceuticals, Inc. (a)	25,601	129,797
Pluristem Therapeutics, Inc. (a) (b)	32,721	39,920
PolarityTE, Inc. (a)	2,357	55,484
Portola Pharmaceuticals, Inc. (a) (b)	31,480	1,189,000
Progenics Pharmaceuticals, Inc. (a) (b)	37,553	301,926
Protagonist Therapeutics, Inc. (a)	4,098	27,539
PTC Therapeutics, Inc. (a)	22,123	746,209

4

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Puma Biotechnology, Inc. (a) (b)	16,418	$ 971,125
Ra Pharmaceuticals, Inc. (a)	5	50
Radius Health, Inc. (a) (b)	21,782	641,916
Recro Pharma, Inc. (a)	7,374	37,017
REGENXBIO, Inc. (a)	14,385	1,032,124
Repligen Corp. (a)	11,696	550,180
Retrophin, Inc. (a) (b)	13,253	361,277
Rhythm Pharmaceuticals, Inc. (a)	1,965	61,426
Rigel Pharmaceuticals, Inc. (a)	40,954	115,900
Rocket Pharmaceuticals, Inc. (a)	14,045	275,703
Sangamo Therapeutics, Inc. (a) (b)	43,921	623,678
Sarepta Therapeutics, Inc. (a) (b)	26,727	3,532,775
Savara, Inc. (a) (b)	9,012	102,016
Selecta Biosciences, Inc. (a) (b)	747	9,898
Seres Therapeutics, Inc. (a) (b)	15,302	131,597
Solid Biosciences, Inc. (a) (b)	9,970	355,231
Sorrento Therapeutics, Inc. (a) (b)	24,890	179,208
Spark Therapeutics, Inc. (a) (b)	16,826	1,392,520
Spectrum Pharmaceuticals, Inc. (a)	38,925	815,868
Spring Bank Pharmaceuticals, Inc. (a) (b)	5,117	60,636
Stemline Therapeutics, Inc. (a) (b)	14,862	238,535
Syndax Pharmaceuticals, Inc. (a) (b)	7,374	51,765
Synergy Pharmaceuticals, Inc. (a) (b)	148,503	258,395
Synlogic, Inc. (a)	5,017	49,317
Syros Pharmaceuticals, Inc. (a) (b)	899	9,179
T2 Biosystems, Inc. (a)	10,983	85,008
TESARO, Inc. (a) (b)	16,769	745,717
TG Therapeutics, Inc. (a) (b)	31,953	420,182
Trevena, Inc. (a)	15	22
Ultragenyx Pharmaceutical, Inc. (a) (b)	22,963	1,765,166
Vanda Pharmaceuticals, Inc. (a)	24,867	473,716
Veracyte, Inc. (a)	10,134	94,652
Verastem, Inc. (a) (b)	19,965	137,359
Vericel Corp. (a)	18,810	182,457
Viking Therapeutics, Inc. (a) (b)	11,780	111,792
Vital Therapies, Inc. (a) (b)	13,053	89,413
Voyager Therapeutics, Inc. (a) (b)	4,275	83,534
XBiotech, Inc. (a) (b)	7,574	33,932
Xencor, Inc. (a)	27,645	1,023,141
ZIOPHARM Oncology, Inc. (a) (b)	69,026	208,459
		70,695,203
BUILDING PRODUCTS — 1.3%
AAON, Inc.	21,094	701,376
Advanced Drainage Systems, Inc.	20,096	573,741
American Woodmark Corp. (a)	5,625	514,969
Apogee Enterprises, Inc.	12,242	589,697
Armstrong Flooring, Inc. (a)	14,917	209,435
Armstrong World Industries, Inc. (a)	24,882	1,572,542
Builders FirstSource, Inc. (a)	57,389	1,049,645
Continental Building Products, Inc. (a)	19,234	606,833
CSW Industrials, Inc. (a)	8,100	428,085
Gibraltar Industries, Inc. (a)	16,272	610,200
Security Description	Shares	Value
Griffon Corp.	21,443	$ 381,685
Insteel Industries, Inc.	9,387	313,526
JELD-WEN Holding, Inc. (a)	32,611	932,348
Masonite International Corp. (a)	12,053	866,008
NCI Building Systems, Inc. (a)	21,844	458,724
Patrick Industries, Inc. (a)	8,978	510,399
PGT Innovations, Inc. (a)	25,278	527,046
Quanex Building Products Corp.	20,822	373,755
Simpson Manufacturing Co., Inc.	18,142	1,128,251
Trex Co., Inc. (a)	26,941	1,686,237
Universal Forest Products, Inc.	21,571	789,930
		14,824,432
CAPITAL MARKETS — 1.5%
Arlington Asset Investment Corp. Class A (b)	785	8,093
Artisan Partners Asset Management, Inc. Class A	21,169	638,245
B. Riley Financial, Inc. (b)	8,812	198,711
BGC Partners, Inc. Class A	96,154	1,088,463
Cohen & Steers, Inc.	8,162	340,437
Cowen, Inc. (a) (b)	14,127	195,659
Diamond Hill Investment Group, Inc.	1,670	324,698
Donnelley Financial Solutions, Inc. (a)	18,820	326,904
Evercore, Inc. Class A	17,367	1,831,350
Financial Engines, Inc.	31,797	1,427,685
GAIN Capital Holdings, Inc. (b)	4,922	37,161
GAMCO Investors, Inc. Class A	4,298	115,015
Greenhill & Co., Inc. (b)	3,906	110,930
Hamilton Lane, Inc. Class A	5,025	241,049
Hennessy Advisors, Inc.	2,357	40,894
Houlihan Lokey, Inc.	12,447	637,535
Interactive Brokers Group, Inc. Class A	27,339	1,760,905
INTL. FCStone, Inc. (a)	7,561	390,979
Investment Technology Group, Inc.	5,851	122,403
Ladenburg Thalmann Financial Services, Inc.	52,420	178,228
Legg Mason, Inc.	36,754	1,276,467
Moelis & Co. Class A	14,197	832,654
Morningstar, Inc.	8,193	1,050,752
Piper Jaffray Cos.	3,480	267,438
PJT Partners, Inc. Class A	5,760	307,527
Pzena Investment Management, Inc. Class A	9,046	83,314
Safeguard Scientifics, Inc. (a)	3,989	51,059
Silvercrest Asset Management Group, Inc. Class A	2,660	43,358
Stifel Financial Corp.	30,352	1,585,892
Virtu Financial, Inc. Class A	21,187	562,515
Virtus Investment Partners, Inc.	886	113,364
Waddell & Reed Financial, Inc. Class A (b)	28,932	519,908
Westwood Holdings Group, Inc.	4,282	254,950
WisdomTree Investments, Inc.	64,562	586,223
		17,550,765

5

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
CHEMICALS — 2.3%
A Schulman, Inc.	14,885	$ 662,383
Advanced Emissions Solutions, Inc.	9,117	103,569
AdvanSix, Inc. (a)	14,053	514,761
AgroFresh Solutions, Inc. (a)	22,202	155,636
American Vanguard Corp.	8,993	206,389
Ashland Global Holdings, Inc.	27,211	2,127,356
Balchem Corp.	14,002	1,374,156
Cabot Corp.	28,158	1,739,320
Chase Corp.	3,648	427,728
Codexis, Inc. (a) (b)	20,467	294,725
Core Molding Technologies, Inc.	3,479	49,680
Ferro Corp. (a)	31,493	656,629
Flotek Industries, Inc. (a) (b)	17,175	55,475
FutureFuel Corp.	16,101	225,575
GCP Applied Technologies, Inc. (a)	37,039	1,072,279
Hawkins, Inc.	671	23,720
HB Fuller Co.	18,991	1,019,437
Ingevity Corp. (a)	16,162	1,306,859
Innophos Holdings, Inc.	10,791	513,652
Innospec, Inc.	12,551	960,779
Intrepid Potash, Inc. (a)	48,714	199,727
KMG Chemicals, Inc.	5,901	435,376
Koppers Holdings, Inc. (a)	6,731	258,134
Kraton Corp. (a)	10,919	503,803
LSB Industries, Inc. (a)	10	53
Minerals Technologies, Inc.	15,513	1,168,905
OMNOVA Solutions, Inc. (a)	18,181	189,082
Platform Specialty Products Corp. (a)	128,249	1,487,688
PolyOne Corp.	33,898	1,465,072
Quaker Chemical Corp.	6,575	1,018,270
Rayonier Advanced Materials, Inc.	25,878	442,255
Sensient Technologies Corp.	18,634	1,333,263
Stepan Co.	10,342	806,779
Trecora Resources (a)	10,559	156,801
Tredegar Corp.	15,850	372,475
Trinseo SA	16,650	1,181,318
Tronox, Ltd. Class A	29,764	585,756
WR Grace & Co.	29,520	2,164,111
		27,258,976
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	26,575	775,459
ACCO Brands Corp.	55,073	762,761
Advanced Disposal Services, Inc. (a)	30,899	765,677
Brink's Co.	22,043	1,757,929
Casella Waste Systems, Inc. Class A (a)	14,880	381,077
CECO Environmental Corp.	5	31
Civeo Corp. (a)	67,798	295,599
Clean Harbors, Inc. (a)	26,420	1,467,631
Covanta Holding Corp.	58,998	973,467
Deluxe Corp.	20,799	1,377,102
Ennis, Inc.	13,082	266,219
Essendant, Inc.	1,532	20,253
Security Description	Shares	Value
Healthcare Services Group, Inc. (b)	27,305	$ 1,179,303
Heritage-Crystal Clean, Inc. (a)	5,814	116,861
Herman Miller, Inc.	26,019	882,044
HNI Corp.	22,737	845,816
Hudson Technologies, Inc. (a) (b)	38,891	78,171
Interface, Inc.	23,299	534,712
Kimball International, Inc. Class B	16,381	264,717
Knoll, Inc.	27,350	569,154
LSC Communications, Inc.	7,589	118,844
Matthews International Corp. Class A	13,699	805,501
McGrath RentCorp	9,353	591,764
Mobile Mini, Inc.	22,731	1,066,084
MSA Safety, Inc.	14,976	1,442,788
Multi-Color Corp.	8,732	564,524
Pitney Bowes, Inc.	91,281	782,278
Quad/Graphics, Inc.	17,075	355,672
RR Donnelley & Sons Co.	14,560	83,866
SP Plus Corp. (a)	11,544	429,437
Steelcase, Inc. Class A	36,002	486,027
Team, Inc. (a) (b)	8,274	191,129
Tetra Tech, Inc.	22,769	1,331,987
UniFirst Corp.	5,849	1,034,688
US Ecology, Inc.	11,204	713,695
Viad Corp.	7,501	406,929
VSE Corp.	3,226	154,138
		23,873,334
COMMUNICATIONS EQUIPMENT — 1.4%
Acacia Communications, Inc. (a)	13,788	479,960
ADTRAN, Inc.	28,920	429,462
Applied Optoelectronics, Inc. (a) (b)	10,013	449,584
CalAmp Corp. (a)	11,640	272,725
Calix, Inc. (a)	2,348	18,314
Ciena Corp. (a)	61,807	1,638,504
Comtech Telecommunications Corp.	9,274	295,655
Digi International, Inc. (a)	1,598	21,094
EchoStar Corp. Class A (a)	19,865	882,006
EMCORE Corp. (a)	6,639	33,527
Extreme Networks, Inc. (a)	58,266	463,797
Finisar Corp. (a) (b)	49,795	896,310
Harmonic, Inc. (a)	18,474	78,515
Infinera Corp. (a) (b)	75,511	749,824
InterDigital, Inc. (a)	15,140	1,224,826
KVH Industries, Inc. (a)	6,755	90,517
Lumentum Holdings, Inc. (a) (b)	27,276	1,579,280
NETGEAR, Inc. (a)	15,972	998,250
NetScout Systems, Inc. (a)	37,212	1,105,196
Oclaro, Inc. (a)	86,717	774,383
PC-Tel, Inc. (a)	7,574	47,262
Plantronics, Inc.	17,050	1,300,062
Quantenna Communications, Inc. (a)	1,494	23,217
Ribbon Communications, Inc. (a)	7,396	52,660
ViaSat, Inc. (a) (b)	24,389	1,602,845

6

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Viavi Solutions, Inc. (a)	116,891	$ 1,196,964
		16,704,739
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	16,819	433,089
Ameresco, Inc. Class A (a)	8,293	99,516
Argan, Inc.	8,941	366,134
Comfort Systems USA, Inc.	12,490	572,042
Dycom Industries, Inc. (a) (b)	13,056	1,233,923
EMCOR Group, Inc.	23,290	1,774,232
Granite Construction, Inc. (b)	18,957	1,055,163
Great Lakes Dredge & Dock Corp. (a)	16,492	86,583
HC2 Holdings, Inc. (a) (b)	5,097	29,817
IES Holdings, Inc. (a)	9,831	164,669
KBR, Inc.	61,574	1,103,406
MasTec, Inc. (a)	28,582	1,450,536
MYR Group, Inc. (a)	8,544	302,970
Northwest Pipe Co. (a)	4,917	95,242
NV5 Global, Inc. (a)	3,172	219,820
Orion Group Holdings, Inc. (a)	11,672	96,411
Primoris Services Corp.	21,362	581,687
Sterling Construction Co., Inc. (a)	13,257	172,739
Tutor Perini Corp. (a)	22,582	416,638
Valmont Industries, Inc.	10,753	1,621,015
		11,875,632
CONSTRUCTION MATERIALS — 0.2%
Forterra, Inc. (a) (b)	8,193	79,718
Summit Materials, Inc. Class A (a)	48,868	1,282,785
United States Lime & Minerals, Inc.	843	70,728
US Concrete, Inc. (a) (b)	8,540	448,350
		1,881,581
CONSUMER FINANCE — 0.8%
Elevate Credit, Inc. (a)	4,298	36,361
Encore Capital Group, Inc. (a)	9,035	330,681
Enova International, Inc. (a)	10,074	368,205
FirstCash, Inc.	19,885	1,786,667
Green Dot Corp. Class A (a)	18,095	1,327,992
LendingClub Corp. (a)	187,192	709,458
Navient Corp.	113,870	1,483,726
Nelnet, Inc. Class A	7,447	434,979
OneMain Holdings, Inc. (a)	25,601	852,257
PRA Group, Inc. (a) (b)	22,821	879,750
Regional Management Corp. (a)	5,757	201,610
World Acceptance Corp. (a)	4,298	477,121
		8,888,807
CONTAINERS & PACKAGING — 0.5%
Bemis Co., Inc.	39,562	1,669,912
Graphic Packaging Holding Co.	133,785	1,941,220
Greif, Inc. Class A	2,369	125,297
Myers Industries, Inc.	14,186	272,371
Owens-Illinois, Inc. (a)	70,939	1,192,485
Silgan Holdings, Inc.	33,835	907,793
UFP Technologies, Inc. (a)	2,660	82,061
		6,191,139
Security Description	Shares	Value
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	29,237	$ 663,680
Weyco Group, Inc.	3,176	115,606
		779,286
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	26,215	1,260,942
American Public Education, Inc. (a)	8,114	341,599
Bridgepoint Education, Inc. (a)	20	131
Cambium Learning Group, Inc. (a)	7,474	83,335
Capella Education Co.	6,015	593,681
Career Education Corp. (a)	35,338	571,415
Carriage Services, Inc.	2,674	65,647
Chegg, Inc. (a) (b)	34,977	972,011
Collectors Universe, Inc.	4,098	60,405
Graham Holdings Co. Class B	2,257	1,322,828
Grand Canyon Education, Inc. (a)	20,699	2,310,215
Houghton Mifflin Harcourt Co. (a)	68,294	522,449
K12, Inc. (a)	20,553	336,453
Laureate Education, Inc. Class A (a)	6,059	86,825
Liberty Tax, Inc.	4,298	34,706
Regis Corp. (a)	23,966	396,398
Sotheby's (a)	26,507	1,440,390
Strayer Education, Inc.	3,486	393,953
Weight Watchers International, Inc. (a)	28,055	2,836,360
		13,629,743
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Cannae Holdings, Inc. (a)	29,520	547,596
Marlin Business Services Corp.	5,946	177,488
On Deck Capital, Inc. (a)	4,320	30,240
		755,324
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	5,619	296,515
Cincinnati Bell, Inc. (a)	23,967	376,282
Cogent Communications Holdings, Inc.	15,681	837,365
Consolidated Communications Holdings, Inc. (b)	42,195	521,530
Frontier Communications Corp. (b)	37,166	199,210
Hawaiian Telcom Holdco, Inc. (a)	4,198	121,406
IDT Corp. Class B (a)	10	56
Iridium Communications, Inc. (a) (b)	46,948	755,863
Ooma, Inc. (a)	7,574	107,172
ORBCOMM, Inc. (a)	36,080	364,408
pdvWireless, Inc. (a)	3,935	98,178
Vonage Holdings Corp. (a)	106,266	1,369,769
Windstream Holdings, Inc. (b)	12,486	65,801
		5,113,555
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	22,492	1,741,106

7

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
El Paso Electric Co.	14,995	$ 886,205
Hawaiian Electric Industries, Inc.	49,874	1,710,678
MGE Energy, Inc.	18,130	1,143,096
Otter Tail Corp.	20,135	958,426
PNM Resources, Inc.	39,926	1,553,121
Portland General Electric Co.	39,083	1,671,189
Spark Energy, Inc. Class A (b)	5	49
		9,663,870
ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	3,379	161,786
Atkore International Group, Inc. (a)	24,486	508,574
AZZ, Inc.	13,368	580,840
Babcock & Wilcox Enterprises, Inc. (a) (b)	33,710	80,230
Encore Wire Corp.	10,464	496,517
Energous Corp. (a) (b)	9,436	139,936
EnerSys	18,229	1,360,612
Enphase Energy, Inc. (a) (b)	35,242	237,179
FuelCell Energy, Inc. (a) (b)	23,046	30,421
Generac Holdings, Inc. (a)	20,772	1,074,536
LSI Industries, Inc.	13,930	74,386
Plug Power, Inc. (a) (b)	117,561	237,473
Powell Industries, Inc.	133	4,632
Preformed Line Products Co.	919	81,589
Regal Beloit Corp.	20,784	1,700,131
Sunrun, Inc. (a) (b)	39,795	523,304
Thermon Group Holdings, Inc. (a)	9,062	207,248
TPI Composites, Inc. (a)	5,936	173,569
Ultralife Corp. (a)	4,098	39,341
Vicor Corp. (a)	9,108	396,653
		8,108,957
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Akoustis Technologies, Inc. (a)	6,555	47,655
Anixter International, Inc. (a)	16,877	1,068,314
AVX Corp.	24,536	384,479
Badger Meter, Inc.	14,758	659,683
Bel Fuse, Inc. Class B	1,584	33,106
Belden, Inc. (b)	17,502	1,069,722
Benchmark Electronics, Inc.	24,607	717,294
Control4 Corp. (a)	12,572	305,625
CTS Corp.	12,552	451,872
Daktronics, Inc.	22,753	193,628
Dolby Laboratories, Inc. Class A	27,650	1,705,728
Electro Scientific Industries, Inc. (a)	16,158	254,812
ePlus, Inc. (a)	4,315	406,041
FARO Technologies, Inc. (a)	8,579	466,269
Fitbit, Inc. Class A (a)	118,684	775,006
ID Systems, Inc. (a)	6,755	41,813
II-VI, Inc. (a)	27,719	1,204,391
Insight Enterprises, Inc. (a)	18,653	912,691
Iteris, Inc. (a) (b)	13,210	63,936
Itron, Inc. (a)	19,751	1,186,048
KEMET Corp. (a)	19,983	482,589
Kimball Electronics, Inc. (a)	12,357	226,133
Knowles Corp. (a)	55,022	841,837
Security Description	Shares	Value
Littelfuse, Inc.	11,671	$ 2,663,089
Maxwell Technologies, Inc. (a) (b)	15,475	80,470
Mesa Laboratories, Inc.	790	166,753
Methode Electronics, Inc.	13,979	563,354
MTS Systems Corp.	9,578	504,282
Napco Security Technologies, Inc. (a)	5,117	74,964
Novanta, Inc. (a)	16,692	1,039,912
OSI Systems, Inc. (a)	9,118	705,095
PAR Technology Corp. (a)	5,017	88,701
Park Electrochemical Corp.	5,725	132,763
PC Connection, Inc.	6,138	203,782
Plexus Corp. (a)	12,430	740,082
Rogers Corp. (a)	8,953	997,901
Sanmina Corp. (a)	36,287	1,063,209
ScanSource, Inc. (a)	13,259	534,338
Tech Data Corp. (a)	14,208	1,166,761
TTM Technologies, Inc. (a)	53,693	946,608
VeriFone Systems, Inc. (a)	48,340	1,103,119
Vishay Intertechnology, Inc. (b)	50,832	1,179,302
Vishay Precision Group, Inc. (a)	6,190	236,148
		27,689,305
ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	36,239	434,868
Aspen Aerogels, Inc. (a)	10,853	53,180
Basic Energy Services, Inc. (a)	13,302	147,785
Bristow Group, Inc. (b)	18,110	255,532
C&J Energy Services, Inc. (a)	32,983	778,399
CARBO Ceramics, Inc. (a) (b)	8,425	77,257
Covia Holdings Corp. (a) (b)	16,441	305,145
Diamond Offshore Drilling, Inc. (a) (b)	65,889	1,374,445
Dril-Quip, Inc. (a)	19,170	985,338
Era Group, Inc. (a)	13,059	169,114
Exterran Corp. (a)	17,881	447,740
Forum Energy Technologies, Inc. (a)	42,797	528,543
Geospace Technologies Corp. (a)	5	70
Gulf Island Fabrication, Inc.	6,755	60,795
Helix Energy Solutions Group, Inc. (a)	74,607	621,476
Hornbeck Offshore Services, Inc. (a)	16,689	66,088
Independence Contract Drilling, Inc. (a)	18,327	75,507
ION Geophysical Corp. (a)	5,117	124,343
Keane Group, Inc. (a) (b)	15,695	214,551
Key Energy Services, Inc. (a)	6,755	109,701
Mammoth Energy Services, Inc. (a)	16,527	561,257
Matrix Service Co. (a)	13,438	246,587
McDermott International, Inc. (a) (b)	56,100	1,102,365
Natural Gas Services Group, Inc. (a)	2,327	54,917
Newpark Resources, Inc. (a)	45,347	492,015
Nine Energy Service, Inc. (a)	11,948	395,718
Oceaneering International, Inc.	48,642	1,238,425
Oil States International, Inc. (a)	27,401	879,572

8

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Patterson-UTI Energy, Inc.	96,466	$ 1,736,388
PHI, Inc. NVDR (a)	5,050	51,359
Pioneer Energy Services Corp. (a)	42,379	247,917
ProPetro Holding Corp. (a)	21,954	344,239
RigNet, Inc. (a)	5	52
Rowan Cos. PLC Class A (a)	59,461	964,457
RPC, Inc.	25,605	373,065
SEACOR Holdings, Inc. (a)	4,114	235,609
Select Energy Services, Inc. Class A (a)	24,099	350,158
Smart Sand, Inc. (a) (b)	10,134	53,812
Superior Energy Services, Inc. (a)	71,548	696,878
TETRA Technologies, Inc. (a)	63,858	284,168
Tidewater, Inc. (a) (b)	11,704	338,597
Unit Corp. (a)	27,273	697,098
US Silica Holdings, Inc. (b)	35,389	909,143
		19,083,673
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.5%
Acadia Realty Trust REIT	36,098	988,002
Agree Realty Corp. REIT	15,367	810,917
Alexander & Baldwin, Inc.	34,676	814,886
Alexander's, Inc. REIT	1,389	531,473
American Assets Trust, Inc. REIT	17,645	675,627
Americold Realty Trust REIT	33,235	731,835
Apple Hospitality REIT, Inc.	95,290	1,703,785
Armada Hoffler Properties, Inc. REIT	23,341	347,781
Ashford Hospitality Trust, Inc. REIT	47,090	381,429
Bluerock Residential Growth REIT, Inc. (b)	2,376	21,194
Braemar Hotels & Resorts, Inc. REIT	1,494	17,061
Brandywine Realty Trust REIT	67,332	1,136,564
CareTrust REIT, Inc.	46,269	772,230
CatchMark Timber Trust, Inc. Class A REIT	18,202	231,711
CBL & Associates Properties, Inc. REIT (b)	106,219	591,640
Cedar Realty Trust, Inc. REIT	60,462	285,381
Chatham Lodging Trust REIT	9,122	193,569
Chesapeake Lodging Trust REIT	17,778	562,496
City Office REIT, Inc.	10,020	128,557
Clipper Realty, Inc. REIT (b)	7,374	62,974
Colony Capital, Inc. REIT (b)	227,628	1,420,399
Columbia Property Trust, Inc. REIT	60,908	1,383,221
Community Healthcare Trust, Inc. REIT (b)	7,324	218,768
CoreCivic, Inc. REIT	51,662	1,234,205
CorePoint Lodging, Inc. REIT (a)	11,195	289,951
CoreSite Realty Corp. REIT (b)	16,689	1,849,475
Corporate Office Properties Trust REIT	51,572	1,495,072
Cousins Properties, Inc. REIT	183,704	1,780,092
DDR Corp. REIT	66,215	1,185,248
Security Description	Shares	Value
DiamondRock Hospitality Co. REIT	103,105	$ 1,266,129
Easterly Government Properties, Inc. REIT	23,028	455,033
EastGroup Properties, Inc. REIT	16,994	1,623,947
Education Realty Trust, Inc. REIT	33,149	1,375,683
Empire State Realty Trust, Inc. Class A REIT	67,943	1,161,825
EPR Properties REIT	32,232	2,088,311
Equity Commonwealth REIT (a)	51,784	1,631,196
Farmland Partners, Inc. REIT (b)	10	88
First Industrial Realty Trust, Inc. REIT	52,120	1,737,681
Four Corners Property Trust, Inc. REIT	22,326	549,889
Franklin Street Properties Corp. REIT	45,402	388,641
GEO Group, Inc. REIT	53,161	1,464,054
Getty Realty Corp. REIT	17,134	482,665
Gladstone Commercial Corp. REIT	17,541	337,138
Gladstone Land Corp. REIT (b)	5,017	63,565
Global Medical REIT, Inc.	9,831	87,103
Global Net Lease, Inc. REIT (b)	38,566	787,903
Government Properties Income Trust REIT (b)	52,748	836,056
Gramercy Property Trust REIT	70,353	1,922,044
Healthcare Realty Trust, Inc. REIT	54,186	1,575,729
Hersha Hospitality Trust REIT	1,627	34,899
Hospitality Properties Trust REIT	71,091	2,033,914
Independence Realty Trust, Inc. REIT	41,646	429,370
InfraREIT, Inc. (a)	14,118	312,996
Innovative Industrial Properties, Inc. REIT (b)	1,710	62,620
Investors Real Estate Trust REIT	14,849	82,115
iStar, Inc. REIT (a) (b)	5,782	62,388
Jernigan Capital, Inc. REIT (b)	1,560	29,734
LaSalle Hotel Properties REIT	49,725	1,702,087
Lexington Realty Trust REIT	95,017	829,498
Life Storage, Inc. REIT	20,135	1,959,337
LTC Properties, Inc. REIT	17,198	735,043
Mack-Cali Realty Corp. REIT	38,000	770,640
MedEquities Realty Trust, Inc. REIT	3,433	37,832
MGM Growth Properties LLC Class A (b)	22,525	686,111
Monmouth Real Estate Investment Corp. REIT	25,196	416,490
National Health Investors, Inc. REIT	17,598	1,296,621
National Storage Affiliates Trust REIT	23,281	717,520
New Senior Investment Group, Inc. REIT	16,108	121,938
New York REIT, Inc. (b)	8,369	152,651
NexPoint Residential Trust, Inc. REIT	11,558	328,825
NorthStar Realty Europe Corp. REIT	25,687	372,205

9

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
One Liberty Properties, Inc. REIT	8,225	$ 217,222
Outfront Media, Inc. REIT	60,929	1,185,069
Paramount Group, Inc. REIT	91,060	1,402,324
Pebblebrook Hotel Trust REIT (b)	29,768	1,154,998
Pennsylvania Real Estate Investment Trust (b)	42,569	467,833
Physicians Realty Trust REIT	79,580	1,268,505
Piedmont Office Realty Trust, Inc. Class A REIT	57,607	1,148,108
PotlatchDeltic Corp. REIT	26,909	1,368,323
Preferred Apartment Communities, Inc. Class A REIT	15,679	266,386
PS Business Parks, Inc. REIT	10,094	1,297,079
QTS Realty Trust, Inc. Class A REIT	23,475	927,262
Ramco-Gershenson Properties Trust REIT	51,243	676,920
Rayonier, Inc. REIT	62,251	2,408,491
Retail Opportunity Investments Corp. REIT	48,560	930,410
Retail Properties of America, Inc. Class A REIT	96,154	1,228,848
Rexford Industrial Realty, Inc. REIT	35,974	1,129,224
RLJ Lodging Trust REIT	75,860	1,672,713
Ryman Hospitality Properties, Inc. REIT	21,812	1,813,668
Sabra Health Care REIT, Inc. (b)	77,440	1,682,771
Saul Centers, Inc. REIT	8,367	448,304
Select Income REIT	27,697	622,352
Senior Housing Properties Trust REIT	103,024	1,863,704
Seritage Growth Properties Class A REIT (b)	14,917	632,928
Spirit MTA REIT (a)	18,898	194,649
Spirit Realty Capital, Inc. REIT	196,490	1,577,815
STAG Industrial, Inc. REIT	49,401	1,345,189
STORE Capital Corp. REIT	92,768	2,541,843
Summit Hotel Properties, Inc. REIT	53,140	760,433
Sunstone Hotel Investors, Inc. REIT	98,496	1,637,004
Tanger Factory Outlet Centers, Inc. REIT (b)	46,261	1,086,671
Taubman Centers, Inc. REIT	29,705	1,745,466
Terreno Realty Corp. REIT	27,413	1,032,648
Tier REIT, Inc.	18,935	450,274
UMH Properties, Inc. REIT	19,584	300,614
Uniti Group, Inc. REIT (a) (b)	69,793	1,397,954
Universal Health Realty Income Trust REIT	8,139	520,733
Urban Edge Properties REIT	48,204	1,102,425
Urstadt Biddle Properties, Inc. Class A REIT	4,224	95,589
Washington Prime Group, Inc. REIT (b)	81,535	661,249
Washington Real Estate Investment Trust	40,486	1,227,940
Weingarten Realty Investors REIT	52,716	1,624,180
Security Description	Shares	Value
Whitestone REIT (b)	9,088	$ 113,418
Xenia Hotels & Resorts, Inc. REIT	33,158	807,729
		100,892,322
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	14,068	481,126
Casey's General Stores, Inc.	16,266	1,709,231
Chefs' Warehouse, Inc. (a)	11,649	331,997
Ingles Markets, Inc. Class A	2,174	69,133
Performance Food Group Co. (a)	44,318	1,626,471
PriceSmart, Inc.	11,329	1,025,275
Rite Aid Corp. (a) (b)	507,884	878,639
Smart & Final Stores, Inc. (a)	44,870	249,029
SpartanNash Co.	11,874	303,024
Sprouts Farmers Market, Inc. (a)	62,593	1,381,428
SUPERVALU, Inc. (a) (b)	19,691	404,059
United Natural Foods, Inc. (a)	25,952	1,107,112
Village Super Market, Inc. Class A	709	20,887
Weis Markets, Inc.	6,539	348,790
		9,936,201
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	28,708	858,369
Calavo Growers, Inc. (b)	5,125	492,769
Cal-Maine Foods, Inc. (a)	15,500	710,675
Darling Ingredients, Inc. (a)	71,429	1,420,008
Dean Foods Co.	21,572	226,722
Farmer Brothers Co. (a)	5,677	173,432
Flowers Foods, Inc.	86,741	1,806,815
Fresh Del Monte Produce, Inc.	15,877	707,320
Freshpet, Inc. (a)	12,455	341,890
Hain Celestial Group, Inc. (a)	44,627	1,329,885
Hostess Brands, Inc. (a)	48,845	664,292
J&J Snack Foods Corp.	7,509	1,144,897
John B Sanfilippo & Son, Inc.	888	66,112
Lancaster Colony Corp.	7,870	1,089,365
Landec Corp. (a)	13,806	205,709
Limoneira Co.	4,245	104,469
Sanderson Farms, Inc. (b)	10,384	1,091,878
Simply Good Foods Co. (a) (b)	25,090	362,300
Tootsie Roll Industries, Inc. (b)	3,782	116,675
TreeHouse Foods, Inc. (a)	26,388	1,385,634
		14,299,216
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	8,083	646,236
New Jersey Resources Corp.	38,141	1,706,810
Northwest Natural Gas Co.	14,614	932,373
ONE Gas, Inc.	20,639	1,542,559
RGC Resources, Inc.	2,660	77,619
South Jersey Industries, Inc.	41,244	1,380,437
Southwest Gas Holdings, Inc.	18,812	1,434,791
Spire, Inc.	17,826	1,259,407
WGL Holdings, Inc.	22,295	1,978,681
		10,958,913
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abaxis, Inc.	11,261	934,776
Accuray, Inc. (a)	10,184	41,754

10

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
AngioDynamics, Inc. (a)	18,619	$ 414,087
Anika Therapeutics, Inc. (a)	8,349	267,168
Antares Pharma, Inc. (a) (b)	78,829	203,379
AtriCure, Inc. (a)	16,853	455,874
Atrion Corp.	732	438,761
Avanos Medical, Inc. (a)	19,021	1,088,952
AxoGen, Inc. (a)	11,535	579,634
Cantel Medical Corp.	16,389	1,612,022
Cardiovascular Systems, Inc. (a)	20,361	658,475
Cerus Corp. (a)	69,004	460,257
ConforMIS, Inc. (a)	13,664	17,080
CONMED Corp.	14,232	1,041,782
Corindus Vascular Robotics, Inc. (a) (b)	65,743	54,284
CryoLife, Inc. (a)	10,589	294,904
CryoPort, Inc. (a) (b)	15,870	250,429
Cutera, Inc. (a)	6,787	273,516
CytoSorbents Corp. (a)	12,391	141,257
Endologix, Inc. (a) (b)	12,717	71,978
FONAR Corp. (a)	3,176	84,323
GenMark Diagnostics, Inc. (a) (b)	18,109	115,535
Glaukos Corp. (a) (b)	16,396	666,333
Globus Medical, Inc. Class A (a)	30,856	1,556,994
Haemonetics Corp. (a)	22,657	2,031,880
Heska Corp. (a)	2,372	246,190
ICU Medical, Inc. (a)	6,782	1,991,534
Inogen, Inc. (a)	9,008	1,678,461
Insulet Corp. (a)	25,267	2,165,382
Integer Holdings Corp. (a)	9,992	645,983
Integra LifeSciences Holdings Corp. (a)	27,986	1,802,578
IntriCon Corp. (a)	1,710	68,913
Invacare Corp. (b)	16,751	311,569
iRadimed Corp. (a) (b)	1,738	36,063
iRhythm Technologies, Inc. (a)	7,484	607,177
K2M Group Holdings, Inc. (a)	8,609	193,702
Lantheus Holdings, Inc. (a)	19,758	287,479
LeMaitre Vascular, Inc.	8,010	268,175
Meridian Bioscience, Inc.	2,320	36,888
Merit Medical Systems, Inc. (a)	25,586	1,310,003
Natus Medical, Inc. (a)	16,474	568,353
Neogen Corp. (a)	18,951	1,519,681
Nevro Corp. (a) (b)	13,934	1,112,630
NuVasive, Inc. (a)	22,288	1,161,650
Nuvectra Corp. (a)	4,198	86,185
NxStage Medical, Inc. (a)	33,805	943,159
OraSure Technologies, Inc. (a)	30,444	501,413
Orthofix International NV (a)	7,630	433,537
Penumbra, Inc. (a)	13,292	1,836,290
Quidel Corp. (a)	15,336	1,019,844
Rockwell Medical, Inc. (a) (b)	31,681	156,187
RTI Surgical, Inc. (a)	29,449	135,465
SeaSpine Holdings Corp. (a)	4,298	54,241
Senseonics Holdings, Inc. (a) (b)	26,520	108,997
Sientra, Inc. (a) (b)	7,374	143,867
STAAR Surgical Co. (a)	21,417	663,927
Surmodics, Inc. (a)	6,704	370,061
Security Description	Shares	Value
Tactile Systems Technology, Inc. (a) (b)	4,222	$ 219,544
TransEnterix, Inc. (a) (b)	47,683	207,898
Utah Medical Products, Inc.	1,723	189,788
Varex Imaging Corp. (a)	18,915	701,557
ViewRay, Inc. (a) (b)	14,948	103,440
Viveve Medical, Inc. (a)	50	136
		37,643,381
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AAC Holdings, Inc. (a) (b)	6,755	63,294
Acadia Healthcare Co., Inc. (a) (b)	37,729	1,543,493
Aceto Corp.	5	17
Addus HomeCare Corp. (a)	5,815	332,909
Amedisys, Inc. (a)	16,979	1,451,025
American Renal Associates Holdings, Inc. (a)	16,527	260,631
AMN Healthcare Services, Inc. (a)	20,743	1,215,540
BioScrip, Inc. (a) (b)	66,156	193,837
BioTelemetry, Inc. (a)	16,167	727,515
Brookdale Senior Living, Inc. (a)	93,292	848,024
Capital Senior Living Corp. (a)	16,051	171,264
Chemed Corp.	7,259	2,336,019
Civitas Solutions, Inc. (a)	11,863	194,553
Community Health Systems, Inc. (a) (b)	68,192	226,397
CorVel Corp. (a)	4,221	227,934
Cross Country Healthcare, Inc. (a)	18,460	207,675
Diplomat Pharmacy, Inc. (a)	27,409	700,574
Ensign Group, Inc.	17,348	621,405
HealthEquity, Inc. (a)	25,948	1,948,695
Kindred Healthcare, Inc. (a)	45,499	409,491
LHC Group, Inc. (a)	9,426	806,771
LifePoint Health, Inc. (a)	19,765	964,532
Magellan Health, Inc. (a)	9,746	935,129
MEDNAX, Inc. (a)	43,803	1,895,794
Molina Healthcare, Inc. (a)	24,336	2,383,468
National HealthCare Corp.	686	48,281
National Research Corp. Class A	1,394	52,136
Owens & Minor, Inc.	37,424	625,355
Patterson Cos., Inc. (b)	38,706	877,465
Premier, Inc. Class A (a) (b)	24,882	905,207
Providence Service Corp. (a)	6,607	518,980
Psychemedics Corp.	2,660	51,178
Quorum Health Corp. (a)	13,053	65,265
R1 RCM, Inc. (a)	30,770	267,084
RadNet, Inc. (a)	20,064	300,960
Select Medical Holdings Corp. (a)	55,760	1,012,044
Surgery Partners, Inc. (a)	11,192	166,761
Teladoc, Inc. (a) (b)	28,523	1,655,760
Tenet Healthcare Corp. (a)	49,447	1,659,936
Tivity Health, Inc. (a) (b)	19,934	701,677
Triple-S Management Corp. Class B (a)	11,651	455,088
US Physical Therapy, Inc.	3,235	310,560
		30,339,723

11

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	78,100	$ 937,200
Castlight Health, Inc. Class B (a)	39,562	168,138
Computer Programs & Systems, Inc.	1,739	57,213
Cotiviti Holdings, Inc. (a)	20,377	899,237
Evolent Health, Inc. Class A (a) (b)	32,359	681,157
HealthStream, Inc.	13,287	362,868
HMS Holdings Corp. (a)	42,928	928,103
Inovalon Holdings, Inc. Class A (a) (b)	32,482	322,384
Medidata Solutions, Inc. (a)	25,087	2,021,009
Omnicell, Inc. (a)	12,462	653,632
Quality Systems, Inc. (a)	24,750	482,625
Simulations Plus, Inc.	4,098	91,181
Tabula Rasa HealthCare, Inc. (a) (b)	5,708	364,342
Vocera Communications, Inc. (a)	8,380	250,478
		8,219,567
HOTELS, RESTAURANTS & LEISURE — 3.1%
BBX Capital Corp.	26,420	238,573
Biglari Holdings, Inc. Class A (a)	102	96,900
Biglari Holdings, Inc. Class B (a)	1,487	272,850
BJ's Restaurants, Inc.	4,865	291,900
Bloomin' Brands, Inc.	46,092	926,449
Bojangles', Inc. (a)	9,315	134,136
Boyd Gaming Corp.	32,828	1,137,818
Brinker International, Inc. (b)	24,218	1,152,777
Carrols Restaurant Group, Inc. (a)	19,976	296,644
Century Casinos, Inc. (a)	10,853	94,964
Cheesecake Factory, Inc.	22,268	1,226,076
Choice Hotels International, Inc.	16,527	1,249,441
Churchill Downs, Inc.	5,072	1,503,848
Chuy's Holdings, Inc. (a)	885	27,169
Cracker Barrel Old Country Store, Inc. (b)	10,437	1,630,364
Dave & Buster's Entertainment, Inc. (a)	17,761	845,424
Del Frisco's Restaurant Group, Inc. (a)	823	10,370
Del Taco Restaurants, Inc. (a)	18,187	257,892
Denny's Corp. (a)	20,661	329,130
Dine Brands Global, Inc. (b)	5,326	398,385
Drive Shack, Inc. (a)	28,158	217,380
El Pollo Loco Holdings, Inc. (a)	5	57
Eldorado Resorts, Inc. (a) (b)	29,155	1,139,960
Fiesta Restaurant Group, Inc. (a)	5,179	148,637
Golden Entertainment, Inc. (a) (b)	4,961	133,897
Habit Restaurants, Inc. Class A (a)	5	50
Hilton Grand Vacations, Inc. (a)	44,200	1,533,740
Hyatt Hotels Corp. Class A	21,503	1,658,956
ILG, Inc.	42,863	1,415,765
Inspired Entertainment, Inc. (a)	5,736	35,850
International Speedway Corp. Class A	2,651	118,500
J Alexander's Holdings, Inc. (a)	6,755	75,318
Security Description	Shares	Value
Jack in the Box, Inc.	12,684	$ 1,079,662
Lindblad Expeditions Holdings, Inc. (a)	10,979	145,472
Marriott Vacations Worldwide Corp. (b)	8,338	941,860
Monarch Casino & Resort, Inc. (a)	5,012	220,779
Nathan's Famous, Inc.	1,548	145,667
Noodles & Co. (a) (b)	13,310	163,713
Papa John's International, Inc. (b)	12,568	637,449
Penn National Gaming, Inc. (a)	42,884	1,440,474
Pinnacle Entertainment, Inc. (a)	24,906	840,079
Planet Fitness, Inc. Class A (a)	38,487	1,691,119
Playa Hotels & Resorts NV (a)	39,182	423,166
Potbelly Corp. (a)	16,316	211,292
RCI Hospitality Holdings, Inc.	4,098	129,702
Red Lion Hotels Corp. (a)	7,574	88,237
Red Robin Gourmet Burgers, Inc. (a)	6,674	311,008
Red Rock Resorts, Inc. Class A	35,432	1,186,972
Ruth's Hospitality Group, Inc.	10,587	296,965
Scientific Games Corp. Class A (a)	27,704	1,361,652
SeaWorld Entertainment, Inc. (a)	33,852	738,651
Shake Shack, Inc. Class A (a) (b)	11,580	766,364
Sonic Corp. (b)	19,931	686,025
Speedway Motorsports, Inc.	9,073	157,507
Texas Roadhouse, Inc.	29,490	1,931,890
Town Sports International Holdings, Inc. (a)	12,391	180,289
Wendy's Co.	97,596	1,676,699
Wingstop, Inc.	14,617	761,838
Zoe's Kitchen, Inc. (a) (b)	766	7,476
		36,821,227
HOUSEHOLD DURABLES — 1.3%
AV Homes, Inc. (a) (b)	5,768	123,435
Bassett Furniture Industries, Inc.	4,124	113,616
Beazer Homes USA, Inc. (a)	16,169	238,493
Cavco Industries, Inc. (a)	3,391	704,141
Century Communities, Inc. (a)	9,011	284,297
CSS Industries, Inc.	5,733	96,888
Ethan Allen Interiors, Inc.	15,622	382,739
Flexsteel Industries, Inc.	5,045	201,296
GoPro, Inc. Class A (a) (b)	59,791	385,054
Hamilton Beach Brands Holding Co. Class A	4,139	120,238
Helen of Troy, Ltd. (a)	11,810	1,162,694
Hooker Furniture Corp.	4,906	230,091
Hovnanian Enterprises, Inc. Class A (a) (b)	30,146	49,138
Installed Building Products, Inc. (a)	11,265	637,036
iRobot Corp. (a) (b)	13,950	1,056,991
KB Home	35,513	967,374
La-Z-Boy, Inc.	24,341	744,835
LGI Homes, Inc. (a) (b)	7,575	437,305
Libbey, Inc.	9,315	75,731
Lifetime Brands, Inc.	5,836	73,825
M/I Homes, Inc. (a)	9,043	239,459
MDC Holdings, Inc.	17,695	544,475
Meritage Homes Corp. (a)	13,362	587,260

12

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
New Home Co., Inc. (a)	5,936	$ 59,182
PICO Holdings, Inc. (a)	6,666	77,659
Roku, Inc. (a) (b)	3,475	148,105
Skyline Champion Corp. (b)	3,176	111,287
Taylor Morrison Home Corp. Class A (a)	37,985	789,328
Tempur Sealy International, Inc. (a) (b)	24,882	1,195,580
TopBuild Corp. (a)	14,777	1,157,630
TRI Pointe Group, Inc. (a)	56,579	925,632
Tupperware Brands Corp.	24,271	1,000,936
Universal Electronics, Inc. (a)	7,253	239,712
Vuzix Corp. (a) (b)	8,400	62,580
William Lyon Homes Class A (a)	15,123	350,854
ZAGG, Inc. (a)	14,074	243,480
		15,818,376
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	5,117	222,487
Energizer Holdings, Inc.	25,897	1,630,475
HRG Group, Inc. (a)	83,737	1,096,118
Oil-Dri Corp. of America	2,471	104,128
WD-40 Co.	6,832	999,180
		4,052,388
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Yield, Inc. Class A	8,973	152,990
NRG Yield, Inc. Class C	3,100	53,320
Ormat Technologies, Inc.	21,969	1,168,531
Pattern Energy Group, Inc. Class A (b)	43,357	812,944
TerraForm Power, Inc. Class A	42,611	498,551
		2,686,336
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	18,461	709,825
INSURANCE — 2.3%
Ambac Financial Group, Inc. (a)	23,047	457,483
American Equity Investment Life Holding Co.	33,315	1,199,340
American National Insurance Co.	9,315	1,113,981
AMERISAFE, Inc.	9,746	562,831
AmTrust Financial Services, Inc.	56,441	822,345
Atlas Financial Holdings, Inc. (a)	4,917	43,024
Baldwin & Lyons, Inc. Class B	730	17,812
Citizens, Inc. (a) (b)	22,992	179,108
CNO Financial Group, Inc.	68,199	1,298,509
Crawford & Co. Class B	5,017	43,397
Donegal Group, Inc. Class A	5	68
eHealth, Inc. (a)	9,369	207,055
EMC Insurance Group, Inc.	7,420	206,128
Employers Holdings, Inc.	16,437	660,767
FBL Financial Group, Inc. Class A	3,504	275,940
FedNat Holding Co.	843	19,448
Genworth Financial, Inc. Class A (a)	219,235	986,557
Hallmark Financial Services, Inc. (a)	9,117	90,988
Security Description	Shares	Value
Hanover Insurance Group, Inc.	18,475	$ 2,208,871
HCI Group, Inc.	843	35,044
Health Insurance Innovations, Inc. Class A (a)	2,134	69,035
Heritage Insurance Holdings, Inc. (b)	7,423	123,741
Horace Mann Educators Corp.	19,138	853,555
Independence Holding Co.	2,457	81,695
Infinity Property & Casualty Corp.	5,286	752,462
Investors Title Co.	789	145,697
Kemper Corp.	18,938	1,432,660
Kingstone Cos., Inc.	4,298	72,636
Kinsale Capital Group, Inc.	7,426	407,390
MBIA, Inc. (a) (b)	47,152	426,254
Mercury General Corp.	13,928	634,560
National General Holdings Corp.	29,248	770,100
National Western Life Group, Inc. Class A	1,252	384,690
Navigators Group, Inc.	13,056	744,192
Primerica, Inc.	19,378	1,930,049
ProAssurance Corp.	24,882	882,067
RLI Corp.	21,545	1,426,064
Safety Insurance Group, Inc.	7,353	627,946
Selective Insurance Group, Inc.	21,589	1,187,395
State Auto Financial Corp.	5,688	170,128
Stewart Information Services Corp.	11,715	504,565
Trupanion, Inc. (a) (b)	11,602	447,837
United Fire Group, Inc.	10,917	595,086
United Insurance Holdings Corp.	12,330	241,421
Universal Insurance Holdings, Inc.	16,370	574,587
White Mountains Insurance Group, Ltd.	822	745,233
WMIH Corp. (a) (b)	38,915	52,146
		26,711,887
INTERNET & CATALOG RETAIL — 0.7%
1-800-Flowers.com, Inc. Class A (a)	3,940	49,447
Duluth Holdings, Inc. Class B (a)	9,120	216,965
FTD Cos., Inc. (a)	5	23
Gaia, Inc. (a)	4,917	99,569
Groupon, Inc. (a)	221,307	951,620
Lands' End, Inc. (a)	4,243	118,380
Liberty Expedia Holdings, Inc. Class A (a)	25,909	1,138,441
Liberty TripAdvisor Holdings, Inc. Class A (a)	27,196	437,856
Nutrisystem, Inc.	15,218	585,893
Overstock.com, Inc. (a) (b)	8,018	269,806
PetMed Express, Inc. (b)	6,512	286,854
Shutterfly, Inc. (a)	14,083	1,267,892
Wayfair, Inc. Class A (a) (b)	25,701	3,052,251
		8,474,997
INTERNET SOFTWARE & SERVICES — 3.2%
2U, Inc. (a)	22,070	1,844,169
Actua Corp. (a) (d)	2,667	2,667
Alarm.com Holdings, Inc. (a) (b)	9,780	394,916

13

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Alteryx, Inc. Class A (a) (b)	9,583	$ 365,687
Amber Road, Inc. (a)	10,853	102,127
ANGI Homeservices, Inc. Class A (a) (b)	24,782	381,147
Appfolio, Inc. Class A (a)	5,085	310,948
Apptio, Inc. Class A (a)	12,483	451,885
Benefitfocus, Inc. (a) (b)	11,682	392,515
Blucora, Inc. (a)	22,498	832,426
Box, Inc. Class A (a)	52,207	1,304,653
Brightcove, Inc. (a)	16,785	161,975
Carbonite, Inc. (a)	8,941	312,041
Care.com, Inc. (a)	9,855	205,772
Cargurus, Inc. (a) (b)	16,266	565,081
Cars.com, Inc. (a)	29,520	838,073
ChannelAdvisor Corp. (a)	4,574	64,265
Cloudera, Inc. (a)	41,732	569,224
Cornerstone OnDemand, Inc. (a)	26,905	1,276,104
Coupa Software, Inc. (a)	20,290	1,262,850
eGain Corp. (a)	5,840	88,184
Endurance International Group Holdings, Inc. (a)	39,696	394,975
Envestnet, Inc. (a)	22,217	1,220,824
Etsy, Inc. (a)	47,579	2,007,358
Five9, Inc. (a)	21,523	744,050
Gogo, Inc. (a) (b)	30,345	147,477
GTT Communications, Inc. (a) (b)	14,929	671,805
Hortonworks, Inc. (a)	28,646	521,930
Instructure, Inc. (a)	11,693	497,537
Internap Corp. (a)	11,484	119,663
j2 Global, Inc.	20,417	1,768,316
Leaf Group, Ltd. (a)	5,117	55,519
Limelight Networks, Inc. (a)	55,746	249,185
Liquidity Services, Inc. (a)	12,391	81,161
LivePerson, Inc. (a)	28,629	604,072
Marchex, Inc. Class B	15,667	47,941
Match Group, Inc. (a) (b)	20,328	787,507
Meet Group, Inc. (a) (b)	2,431	10,891
MINDBODY, Inc. Class A (a)	15,863	612,312
MongoDB, Inc. (a) (b)	1,410	69,978
New Relic, Inc. (a)	18,374	1,848,241
NIC, Inc.	34,523	536,833
Okta, Inc. (a) (b)	30,328	1,527,621
Pandora Media, Inc. (a) (b)	122,677	966,695
Q2 Holdings, Inc. (a)	16,631	948,799
QuinStreet, Inc. (a)	16,689	211,950
Quotient Technology, Inc. (a)	39,556	518,184
Reis, Inc.	4,198	91,516
Rhythmone PLC (a)	7,354	16,506
SendGrid, Inc. (a)	4,630	122,788
Seven Stars Cloud Group, Inc. (a)	16,527	31,071
ShotSpotter, Inc. (a) (b)	1,865	70,739
Shutterstock, Inc. (a)	9,525	452,057
Sohu.com, Ltd. ADR (a)	13,054	463,417
SPS Commerce, Inc. (a)	8,808	647,212
Stamps.com, Inc. (a)	6,728	1,702,520
TechTarget, Inc. (a)	10,953	311,065
Telaria, Inc. (a)	10,753	43,442
Trade Desk, Inc. Class A (a) (b)	14,184	1,330,459
Security Description	Shares	Value
TrueCar, Inc. (a)	36,789	$ 371,201
Tucows, Inc. Class A (a) (b)	855	51,856
Twilio, Inc. Class A (a)	27,359	1,532,651
Web.com Group, Inc. (a)	25,797	666,852
XO Group, Inc. (a)	12,680	405,760
Yelp, Inc. (a)	30,838	1,208,233
Yext, Inc. (a)	5,740	111,012
		38,527,890
IT SERVICES — 1.8%
Acxiom Corp. (a)	39,602	1,186,080
CACI International, Inc. Class A (a)	9,331	1,572,740
Cardtronics PLC Class A (a)	17,047	412,197
Cass Information Systems, Inc.	5,242	360,754
Conduent, Inc. (a)	99,135	1,801,283
Convergys Corp.	46,573	1,138,244
CoreLogic, Inc. (a)	39,606	2,055,551
CSG Systems International, Inc.	16,900	690,703
Euronet Worldwide, Inc. (a)	21,594	1,808,929
Everi Holdings, Inc. (a)	28,969	208,577
EVERTEC, Inc.	30,992	677,175
ExlService Holdings, Inc. (a)	12,495	707,342
Hackett Group, Inc.	12,374	198,850
Helios & Matheson Analytics, Inc. (a)	15	5
Information Services Group, Inc. (a)	13,053	53,517
ManTech International Corp. Class A	13,314	714,163
MAXIMUS, Inc.	28,220	1,752,744
MoneyGram International, Inc. (a)	7,359	49,232
Net 1 UEPS Technologies, Inc. (a)	12,635	114,726
Perficient, Inc. (a)	17,518	461,950
PFSweb, Inc. (a)	7,474	72,647
Presidio, Inc. (a) (b)	5,085	66,614
PRGX Global, Inc. (a)	9,117	88,435
Science Applications International Corp.	18,361	1,485,956
ServiceSource International, Inc. (a)	4,161	16,394
StarTek, Inc. (a)	5,936	37,337
Switch, Inc. Class A (b)	4,130	50,262
Sykes Enterprises, Inc. (a)	20,576	592,177
Syntel, Inc. (a)	7,926	254,345
Teradata Corp. (a)	52,638	2,113,416
TTEC Holdings, Inc.	5,707	197,177
Unisys Corp. (a) (b)	13,413	173,028
Virtusa Corp. (a)	13,981	680,595
		21,793,145
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	1,625	39,747
American Outdoor Brands Corp. (a)	30,754	369,971
Callaway Golf Co.	46,243	877,230
Clarus Corp. (a)	10,753	88,712
Escalade, Inc.	5,017	70,740

14

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Johnson Outdoors, Inc. Class A	4,204	$ 355,364
Malibu Boats, Inc. Class A (a)	7,446	312,285
MCBC Holdings, Inc. (a)	9,287	268,859
Nautilus, Inc. (a)	15,498	243,318
Sturm Ruger & Co., Inc.	8,808	493,248
Vista Outdoor, Inc. (a)	21,879	338,906
		3,458,380
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (a) (b)	16,474	367,370
Bruker Corp.	49,053	1,424,499
Cambrex Corp. (a)	17,443	912,269
ChromaDex Corp. (a) (b)	13,210	49,009
Enzo Biochem, Inc. (a)	22,889	118,794
Fluidigm Corp. (a)	5,887	35,087
Harvard Bioscience, Inc. (a)	15,870	84,905
Luminex Corp.	21,150	624,559
NanoString Technologies, Inc. (a)	5	68
NeoGenomics, Inc. (a) (b)	30,262	396,735
Pacific Biosciences of California, Inc. (a) (b)	66,526	236,167
PRA Health Sciences, Inc. (a)	19,129	1,785,883
Syneos Health, Inc. (a)	24,802	1,163,214
		7,198,559
MACHINERY — 3.8%
Actuant Corp. Class A	32,924	966,319
Alamo Group, Inc.	5,887	531,949
Albany International Corp. Class A	14,704	884,446
Altra Industrial Motion Corp.	14,649	631,372
American Railcar Industries, Inc.	9,799	386,865
Astec Industries, Inc.	11,535	689,793
Barnes Group, Inc.	19,110	1,125,579
Blue Bird Corp. (a)	5,736	128,200
Briggs & Stratton Corp.	14,194	249,956
Chart Industries, Inc. (a)	10,084	621,981
CIRCOR International, Inc.	8,360	308,986
Colfax Corp. (a)	39,164	1,200,377
Columbus McKinnon Corp.	10,403	451,074
Commercial Vehicle Group, Inc. (a)	12,391	90,950
DMC Global, Inc.	6,513	292,434
Douglas Dynamics, Inc.	8,796	422,208
Eastern Co.	2,660	74,613
Energy Recovery, Inc. (a) (b)	17,523	141,586
EnPro Industries, Inc.	8,391	586,950
ESCO Technologies, Inc.	13,117	756,851
ExOne Co. (a) (b)	5,017	35,520
Federal Signal Corp.	27,717	645,529
Franklin Electric Co., Inc.	17,184	774,998
FreightCar America, Inc.	5,936	99,665
Gencor Industries, Inc. (a)	4,198	67,798
Global Brass & Copper Holdings, Inc.	11,062	346,794
Gorman-Rupp Co.	9,582	335,370
Graham Corp.	5,062	130,650
Greenbrier Cos., Inc. (b)	14,517	765,772
Harsco Corp. (a)	41,374	914,365
Hillenbrand, Inc.	27,643	1,303,367
Security Description	Shares	Value
Hurco Cos., Inc.	2,636	$ 117,961
Hyster-Yale Materials Handling, Inc.	3,389	217,743
ITT, Inc.	40,549	2,119,496
John Bean Technologies Corp.	11,753	1,044,842
Kadant, Inc.	4,270	410,561
Kennametal, Inc.	30,680	1,101,412
LB Foster Co. Class A (a)	4,098	94,049
Lindsay Corp.	4,152	402,703
Lydall, Inc. (a)	9,799	427,726
Manitex International, Inc. (a)	6,655	83,054
Manitowoc Co., Inc (a)	17,766	459,429
Meritor, Inc. (a)	44,037	905,841
Milacron Holdings Corp. (a)	35,235	666,999
Miller Industries, Inc.	5,811	148,471
Mueller Industries, Inc.	29,991	885,034
Mueller Water Products, Inc. Class A	68,240	799,773
Navistar International Corp. (a)	41,331	1,682,998
NN, Inc.	15,026	283,991
Omega Flex, Inc.	1,528	120,880
Park-Ohio Holdings Corp.	1,765	65,835
Proto Labs, Inc. (a)	10,955	1,303,097
RBC Bearings, Inc. (a)	8,959	1,154,009
REV Group, Inc. (b)	16,735	284,662
Rexnord Corp. (a)	45,572	1,324,322
Spartan Motors, Inc.	13,180	199,018
SPX Corp. (a)	21,477	752,769
SPX FLOW, Inc. (a)	20,768	909,015
Standex International Corp.	5,063	517,439
Sun Hydraulics Corp.	10,028	483,249
Tennant Co.	9,106	719,374
Terex Corp.	37,613	1,586,892
Timken Co.	33,894	1,476,084
Titan International, Inc.	29,276	314,132
TriMas Corp. (a)	17,390	511,266
Trinity Industries, Inc.	65,168	2,232,656
Twin Disc, Inc. (a)	3,176	78,828
Wabash National Corp.	29,439	549,332
Watts Water Technologies, Inc. Class A	13,899	1,089,682
Welbilt, Inc. (a)	61,493	1,371,909
		44,858,850
MARINE — 0.2%
Genco Shipping & Trading, Ltd. (a)	13,053	202,321
Kirby Corp. (a)	22,327	1,866,537
Matson, Inc.	21,736	834,228
		2,903,086
MEDIA — 1.7%
AMC Entertainment Holdings, Inc. Class A	18,946	301,241
AMC Networks, Inc. Class A (a) (b)	23,046	1,433,461
Beasley Broadcast Group, Inc. Class A	3,176	35,571
Cable One, Inc.	1,957	1,435,049

15

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Clear Channel Outdoor Holdings, Inc. Class A	19,965	$ 85,850
Daily Journal Corp. (a) (b)	586	134,897
Entercom Communications Corp. Class A (b)	52,951	399,780
Entravision Communications Corp. Class A	42,088	210,440
Eros International PLC (a) (b)	4,530	58,890
EW Scripps Co. Class A	42,192	564,951
Gannett Co., Inc.	58,567	626,667
Global Eagle Entertainment, Inc. (a) (b)	37,686	94,969
Gray Television, Inc. (a)	40,698	643,028
Hemisphere Media Group, Inc. (a)	9,012	118,057
Lee Enterprises, Inc. (a) (b)	23,344	66,530
Liberty Latin America, Ltd. Class A (a)	19,981	382,037
Loral Space & Communications, Inc. (a)	10,840	407,584
Madison Square Garden Co. Class A (a)	8,293	2,572,406
Marcus Corp.	4,280	139,100
MDC Partners, Inc. Class A (a)	32,883	151,262
Meredith Corp. (b)	17,066	870,366
MSG Networks, Inc. Class A (a)	30,851	738,881
National CineMedia, Inc.	14,838	124,639
New Media Investment Group, Inc.	14,866	274,724
New York Times Co. Class A	56,732	1,469,359
Nexstar Media Group, Inc. Class A (b)	19,693	1,445,466
Scholastic Corp.	14,903	660,352
Sinclair Broadcast Group, Inc. Class A	32,769	1,053,523
TEGNA, Inc.	109,516	1,188,249
Townsquare Media, Inc. Class A	4,098	26,514
Tribune Media Co. Class A	42,063	1,609,751
tronc, Inc. (a)	5,945	102,730
World Wrestling Entertainment, Inc. Class A	18,259	1,329,620
		20,755,944
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	160,554	696,804
Allegheny Technologies, Inc. (a) (b)	46,342	1,164,111
Ampco-Pittsburgh Corp. (a)	4,198	43,030
Carpenter Technology Corp.	19,019	999,829
Century Aluminum Co. (a)	25,680	404,460
Cleveland-Cliffs, Inc. (a) (b)	139,190	1,173,372
Coeur Mining, Inc. (a)	95,626	726,758
Commercial Metals Co.	59,558	1,257,269
Compass Minerals International, Inc. (b)	12,549	825,097
Ferroglobe Representation & Warranty Insurance Trust (e)	5,429	—
Gold Resource Corp.	28,629	188,665
Haynes International, Inc.	6,460	237,340
Hecla Mining Co.	204,965	713,278
Kaiser Aluminum Corp.	6,702	697,745
Security Description	Shares	Value
Materion Corp.	8,017	$ 434,121
McEwen Mining, Inc. (a) (b)	118,471	245,235
Olympic Steel, Inc.	5,017	102,397
Ryerson Holding Corp. (a)	9,012	100,484
Schnitzer Steel Industries, Inc. Class A	11,505	387,718
SunCoke Energy, Inc. (a)	18,811	252,067
Synalloy Corp.	3,176	63,361
TimkenSteel Corp. (a) (b)	19,249	314,721
Universal Stainless & Alloy Products, Inc. (a)	3,176	75,176
Warrior Met Coal, Inc.	18,307	504,724
Worthington Industries, Inc.	22,542	946,088
		12,553,850
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
AG Mortgage Investment Trust, Inc. REIT	15,181	285,251
Anworth Mortgage Asset Corp. REIT	57,429	285,422
Apollo Commercial Real Estate Finance, Inc. REIT (b)	57,405	1,049,363
Arbor Realty Trust, Inc. REIT (b)	23,244	242,435
Ares Commercial Real Estate Corp. REIT	5,895	81,410
ARMOUR Residential REIT, Inc. (b)	23,635	539,114
Blackstone Mortgage Trust, Inc. Class A REIT (b)	38,300	1,203,769
Capstead Mortgage Corp. REIT	49,073	439,203
Cherry Hill Mortgage Investment Corp. REIT	5,836	104,231
Chimera Investment Corp. REIT	90,586	1,655,912
CYS Investments, Inc. REIT	95,284	714,630
Dynex Capital, Inc. REIT	27,265	178,040
Ellington Residential Mortgage REIT (b)	5,736	62,522
Exantas Capital Corp. REIT (b)	3,939	40,099
Granite Point Mortgage Trust, Inc. REIT (b)	15,870	291,215
Great Ajax Corp. REIT	7,480	97,838
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	18,910	373,473
Invesco Mortgage Capital, Inc. REIT	38,052	605,027
Ladder Capital Corp. REIT	42,379	661,960
MFA Financial, Inc. REIT	200,477	1,519,616
MTGE Investment Corp. REIT	23,411	458,856
New York Mortgage Trust, Inc. REIT (b)	57,601	346,182
Orchid Island Capital, Inc. REIT (b)	2,493	18,747
Owens Realty Mortgage, Inc. REIT	2,661	44,386
PennyMac Mortgage Investment Trust REIT	31,547	599,078
Redwood Trust, Inc. REIT	38,647	636,516

16

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Sutherland Asset Management Corp. REIT	14,948	$ 242,905
TPG RE Finance Trust, Inc. REIT (b)	17,672	359,095
Two Harbors Investment Corp. REIT	72,475	1,145,105
Western Asset Mortgage Capital Corp. REIT (b)	2,336	24,341
		14,305,741
MULTI-UTILITIES — 0.4%
Avista Corp.	28,580	1,505,023
Black Hills Corp.	23,418	1,433,416
NorthWestern Corp.	21,569	1,234,825
Unitil Corp.	7,493	382,443
		4,555,707
MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	23,075	964,074
Dillard's, Inc. Class A (b)	10,077	952,277
Fred's, Inc. Class A (b)	10	23
JC Penney Co., Inc. (a) (b)	191,771	448,744
Ollie's Bargain Outlet Holdings, Inc. (a)	22,347	1,620,157
Sears Holdings Corp. (a) (b)	42,063	99,689
Tuesday Morning Corp. (a) (b)	20,684	63,086
		4,148,050
OIL, GAS & CONSUMABLE FUELS — 3.6%
Abraxas Petroleum Corp. (a)	30,862	89,191
Adams Resources & Energy, Inc.	919	39,517
Approach Resources, Inc. (a) (b)	24,193	59,031
Arch Coal, Inc. Class A	10,841	850,260
Bonanza Creek Energy, Inc. (a)	8,877	336,172
BP Midstream Partners L.P.	20,284	425,761
California Resources Corp. (a) (b)	21,339	969,644
Callon Petroleum Co. (a) (b)	88,212	947,397
Carrizo Oil & Gas, Inc. (a) (b)	33,630	936,595
Centennial Resource Development, Inc. Class A (a) (b)	60,501	1,092,648
Chesapeake Energy Corp. (a) (b)	395,211	2,070,906
Clean Energy Fuels Corp. (a)	41,829	154,349
Cloud Peak Energy, Inc. (a)	35,842	125,089
CONSOL Energy, Inc. (a)	14,622	560,754
CVR Energy, Inc. (b)	42,092	1,556,983
Delek US Holdings, Inc.	35,929	1,802,558
Denbury Resources, Inc. (a) (b)	196,023	942,871
Dorian LPG, Ltd. (a)	11,454	87,509
Enbridge Energy Management LLC (a)	45,263	464,398
Euronav NV	62	570
Evolution Petroleum Corp.	1,589	15,652
Extraction Oil & Gas, Inc. (a) (b)	46,765	686,978
Gran Tierra Energy, Inc. (a) (b)	167,389	577,492
Green Plains, Inc. (b)	19,957	365,213
Gulfport Energy Corp. (a)	77,247	970,995
Halcon Resources Corp. (a) (b)	80,467	353,250
Hallador Energy Co.	7,474	53,364
HighPoint Resources Corp. (a)	67,330	409,366
Security Description	Shares	Value
International Seaways, Inc. (a) (b)	9,830	$ 227,466
Laredo Petroleum, Inc. (a) (b)	76,626	737,142
Lilis Energy, Inc. (a) (b)	4,927	25,620
Matador Resources Co. (a) (b)	42,623	1,280,821
Midstates Petroleum Co., Inc. (a)	12,491	170,003
NACCO Industries, Inc. Class A	1,565	52,819
Oasis Petroleum, Inc. (a)	130,153	1,688,084
Pacific Ethanol, Inc. (a)	20	52
Panhandle Oil and Gas, Inc. Class A	5,801	110,799
Par Pacific Holdings, Inc. (a)	19,975	347,165
PBF Energy, Inc. Class A	50,040	2,098,177
PDC Energy, Inc. (a)	28,003	1,692,781
Peabody Energy Corp.	55,230	2,511,860
Penn Virginia Corp. (a) (b)	7,334	622,583
QEP Resources, Inc. (a)	116,107	1,423,472
Range Resources Corp. (b)	108,046	1,807,610
Renewable Energy Group, Inc. (a) (b)	12,698	226,659
Resolute Energy Corp. (a) (b)	9,578	298,834
REX American Resources Corp. (a)	2,964	239,995
Ring Energy, Inc. (a)	28,859	364,201
Sanchez Energy Corp. (a) (b)	46,869	211,848
SandRidge Energy, Inc. (a)	17,348	307,754
SemGroup Corp. Class A (b)	26,020	660,908
SilverBow Resources, Inc. (a)	5,117	147,779
SM Energy Co. (b)	49,772	1,278,643
Southwestern Energy Co. (a)	273,234	1,448,140
SRC Energy, Inc. (a) (b)	120,993	1,333,343
Talos Energy, Inc. (a)	10,233	328,786
Tellurian, Inc. (a) (b)	38,122	317,175
Ultra Petroleum Corp. (a) (b)	42,090	97,228
Uranium Energy Corp. (a) (b)	82,987	133,609
W&T Offshore, Inc. (a)	46,765	334,370
Whiting Petroleum Corp. (a)	40,293	2,124,247
World Fuel Services Corp.	30,718	626,954
Zion Oil & Gas, Inc. (a) (b)	32,356	131,204
		42,352,644
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	19,753	882,959
Clearwater Paper Corp. (a)	10,846	250,543
Domtar Corp.	30,618	1,461,703
KapStone Paper and Packaging Corp.	37,536	1,294,992
Louisiana-Pacific Corp.	62,000	1,687,640
Mercer International, Inc.	17,202	301,035
Neenah, Inc.	8,746	742,098
PH Glatfelter Co.	22,723	445,143
Resolute Forest Products, Inc. (a)	37,791	391,137
Schweitzer-Mauduit International, Inc.	16,083	703,149
Verso Corp. Class A (a)	11,672	253,983
		8,414,382
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc. (a)	220,334	356,941
Edgewell Personal Care Co. (a)	23,596	1,190,654

17

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
elf Beauty, Inc. (a) (b)	14,865	$ 226,543
Inter Parfums, Inc.	7,353	393,386
Medifast, Inc.	5,940	951,350
Nu Skin Enterprises, Inc. Class A	23,963	1,873,667
USANA Health Sciences, Inc. (a)	6,118	705,405
		5,697,946
PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a)	23,351	78,810
Aclaris Therapeutics, Inc. (a) (b)	1,726	34,468
Adamis Pharmaceuticals Corp. (a) (b)	13,310	42,592
Aerie Pharmaceuticals, Inc. (a) (b)	12,409	838,228
Akorn, Inc. (a)	46,498	771,402
Amneal Pharmaceuticals, Inc. (a)	11,846	194,393
Amphastar Pharmaceuticals, Inc. (a)	18,106	276,298
Ampio Pharmaceuticals, Inc. (a) (b)	28,145	61,919
ANI Pharmaceuticals, Inc. (a)	1,733	115,764
Aratana Therapeutics, Inc. (a)	25,596	108,783
Assembly Biosciences, Inc. (a)	8,233	322,816
BioDelivery Sciences International, Inc. (a) (b)	25,090	74,015
Clearside Biomedical, Inc. (a) (b)	10,034	107,263
Collegium Pharmaceutical, Inc. (a) (b)	11,949	284,984
Corcept Therapeutics, Inc. (a) (b)	52,271	821,700
Corium International, Inc. (a) (b)	15,923	127,543
Cumberland Pharmaceuticals, Inc. (a)	4,917	30,141
Cymabay Therapeutics, Inc. (a) (b)	18,327	245,948
Depomed, Inc. (a)	32,455	216,475
Dermira, Inc. (a)	8,927	82,128
Dova Pharmaceuticals, Inc. (a) (b)	1,965	58,793
Durect Corp. (a)	85,185	132,889
Endocyte, Inc. (a)	15,910	219,558
Innoviva, Inc. (a)	35,587	491,101
Intersect ENT, Inc. (a)	14,426	540,254
Intra-Cellular Therapies, Inc. (a)	21,167	374,021
Lannett Co., Inc. (a) (b)	17,573	238,993
Marinus Pharmaceuticals, Inc. (a) (b)	14,129	99,892
Medicines Co. (a) (b)	34,478	1,265,343
MyoKardia, Inc. (a) (b)	11,712	581,501
Neos Therapeutics, Inc. (a) (b)	9,012	56,325
Ocular Therapeutix, Inc. (a) (b)	10	67
Odonate Therapeutics, Inc. (a)	81	1,788
Omeros Corp. (a) (b)	21,712	393,856
Pacira Pharmaceuticals, Inc. (a)	20,371	652,890
Paratek Pharmaceuticals, Inc. (a) (b)	14,896	151,939
Phibro Animal Health Corp. Class A	10,090	464,644
Prestige Brands Holdings, Inc. (a) (b)	23,218	891,107
Reata Pharmaceuticals, Inc. Class A (a) (b)	7,551	264,058
Revance Therapeutics, Inc. (a)	13,288	364,756
Security Description	Shares	Value
Strongbridge Biopharma PLC (a)	15,728	$ 94,368
Supernus Pharmaceuticals, Inc. (a)	25,696	1,537,906
Teligent, Inc. (a) (b)	10	35
Tetraphase Pharmaceuticals, Inc. (a)	28,931	103,284
TherapeuticsMD, Inc. (a) (b)	88,566	552,652
Zogenix, Inc. (a) (b)	8,585	379,457
Zynerba Pharmaceuticals, Inc. (a)	4,198	40,888
		14,788,035
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	25,601	106,244
ASGN, Inc. (a)	23,071	1,803,921
Barrett Business Services, Inc.	3,608	348,425
BG Staffing, Inc.	3,379	78,562
CBIZ, Inc. (a)	27,122	623,806
CRA International, Inc.	4,186	213,026
Dun & Bradstreet Corp.	16,218	1,989,138
Exponent, Inc.	19,579	945,666
Forrester Research, Inc.	3,963	166,248
Franklin Covey Co. (a)	5,017	123,167
Front Yard Residential Corp. REIT	4,176	43,514
FTI Consulting, Inc. (a)	19,359	1,170,832
GP Strategies Corp. (a)	8,999	158,382
Heidrick & Struggles International, Inc.	9,701	339,535
Hill International, Inc. (a)	19,765	116,613
Huron Consulting Group, Inc. (a)	13,180	539,062
ICF International, Inc.	9,411	668,652
InnerWorkings, Inc. (a)	24,037	208,882
Insperity, Inc.	18,367	1,749,457
Kelly Services, Inc. Class A	2,052	46,067
Kforce, Inc.	11,904	408,307
Korn/Ferry International	26,723	1,654,955
Mistras Group, Inc. (a)	9,715	183,419
Navigant Consulting, Inc. (a)	23,548	521,353
Resources Connection, Inc.	8,198	138,546
TriNet Group, Inc. (a)	21,447	1,199,745
TrueBlue, Inc. (a)	21,086	568,268
WageWorks, Inc. (a)	17,465	873,250
Willdan Group, Inc. (a)	728	22,546
		17,009,588
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Consolidated-Tomoka Land Co.	2,634	162,017
FRP Holdings, Inc. (a)	3,580	231,805
HFF, Inc. Class A	13,186	452,939
Kennedy-Wilson Holdings, Inc.	67,578	1,429,275
Marcus & Millichap, Inc. (a)	3,170	123,662
Maui Land & Pineapple Co., Inc. (a)	2,660	29,792
RE/MAX Holdings, Inc. Class A	5,197	272,583
Realogy Holdings Corp. (b)	56,736	1,293,581
Redfin Corp. (a)	21,594	498,605
RMR Group, Inc. Class A	3,194	250,569
St. Joe Co. (a) (b)	33,641	603,856
Stratus Properties, Inc. (a)	1,701	51,965

18

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Tejon Ranch Co. (a)	13,269	$ 322,437
		5,723,086
ROAD & RAIL — 0.9%
ArcBest Corp.	12,972	592,820
Avis Budget Group, Inc. (a) (b)	37,397	1,215,403
Covenant Transportation Group, Inc. Class A (a)	6,338	199,647
Daseke, Inc. (a)	10,753	106,777
Heartland Express, Inc.	26,231	486,585
Hertz Global Holdings, Inc. (a)	39,628	607,894
Landstar System, Inc.	18,375	2,006,550
Marten Transport, Ltd.	20,069	470,618
PAM Transportation Services, Inc. (a)	819	38,468
Ryder System, Inc.	23,167	1,664,781
Saia, Inc. (a)	13,073	1,056,952
Schneider National, Inc. Class B (b)	33,838	930,883
Universal Logistics Holdings, Inc.	4,367	114,634
USA Truck, Inc. (a)	2,660	62,430
Werner Enterprises, Inc.	16,459	618,036
YRC Worldwide, Inc. (a)	19,148	192,437
		10,364,915
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
ACM Research, Inc. Class A (a)	4,630	49,911
Adesto Technologies Corp. (a)	6,555	55,062
Advanced Energy Industries, Inc. (a)	14,860	863,217
Alpha & Omega Semiconductor, Ltd. (a)	4,892	69,662
Ambarella, Inc. (a) (b)	14,078	543,552
Amkor Technology, Inc. (a)	55,328	475,268
Amtech Systems, Inc. (a)	5,017	30,353
Axcelis Technologies, Inc. (a)	11,530	228,294
AXT, Inc. (a)	21,626	152,463
Brooks Automation, Inc.	28,914	943,175
Cabot Microelectronics Corp.	8,397	903,181
CEVA, Inc. (a)	11,694	353,159
Cirrus Logic, Inc. (a)	27,801	1,065,612
Cohu, Inc.	14,254	349,366
Cree, Inc. (a)	39,740	1,651,992
CyberOptics Corp. (a) (b)	4,098	71,305
Diodes, Inc. (a)	13,963	481,305
DSP Group, Inc. (a)	10,064	125,297
Entegris, Inc.	55,820	1,892,298
Everspin Technologies, Inc. (a) (b)	4,298	38,338
FormFactor, Inc. (a)	28,044	372,985
GSI Technology, Inc. (a)	7,374	55,452
Ichor Holdings, Ltd. (a) (b)	6,657	141,262
Impinj, Inc. (a) (b)	11,284	249,489
Inphi Corp. (a) (b)	21,225	692,147
Integrated Device Technology, Inc. (a)	53,405	1,702,551
Kopin Corp. (a) (b)	33,985	97,197
Kulicke & Soffa Industries, Inc.	33,894	807,355
Lattice Semiconductor Corp. (a)	73,684	483,367
Security Description	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a) (b)	23,208	$ 534,712
MagnaChip Semiconductor Corp. (a) (b)	18,127	185,802
MaxLinear, Inc. (a)	31,511	491,256
Mellanox Technologies, Ltd. (a)	20,784	1,752,091
Monolithic Power Systems, Inc.	14,862	1,986,604
Nanometrics, Inc. (a)	11,622	411,535
NeoPhotonics Corp. (a) (b)	20,786	129,497
NVE Corp.	2,304	280,581
PDF Solutions, Inc. (a) (b)	17,571	210,501
Photronics, Inc. (a)	45,876	365,861
Pixelworks, Inc. (a)	12,491	45,093
Power Integrations, Inc.	14,959	1,092,755
QuickLogic Corp. (a) (b)	43,198	49,678
Rambus, Inc. (a)	39,230	491,944
Rudolph Technologies, Inc. (a)	15,729	465,578
Semtech Corp. (a)	33,934	1,596,595
Sigma Designs, Inc. (a)	7,461	45,512
Silicon Laboratories, Inc. (a)	15,897	1,583,341
SMART Global Holdings, Inc. (a) (b)	3,775	120,309
SolarEdge Technologies, Inc. (a) (b)	15,667	749,666
SunPower Corp. (a) (b)	32,590	249,965
Synaptics, Inc. (a) (b)	17,808	896,989
Ultra Clean Holdings, Inc. (a)	19,709	327,169
Veeco Instruments, Inc. (a)	24,682	351,719
Versum Materials, Inc.	50,753	1,885,474
Xcerra Corp. (a)	26,778	374,089
Xperi Corp.	25,276	406,944
		32,025,875
SOFTWARE — 3.2%
8x8, Inc. (a)	46,408	930,480
A10 Networks, Inc. (a)	29,400	183,162
ACI Worldwide, Inc. (a)	37,240	918,711
Agilysys, Inc. (a)	10,853	168,222
Altair Engineering, Inc. Class A (a)	6,040	206,447
American Software, Inc. Class A	2,402	34,997
Appian Corp. (a) (b)	4,330	156,573
Asure Software, Inc. (a) (b)	5,836	93,084
Avaya Holdings Corp. (a) (b)	49,101	985,948
Blackbaud, Inc.	22,671	2,322,644
Blackline, Inc. (a)	13,257	575,752
Bottomline Technologies de, Inc. (a) (b)	20,139	1,003,526
CommVault Systems, Inc. (a)	18,218	1,199,655
Datawatch Corp. (a)	5,017	47,662
Digimarc Corp. (a) (b)	6,536	175,165
Digital Turbine, Inc. (a) (b)	24,257	36,628
Ebix, Inc.	11,642	887,702
Ellie Mae, Inc. (a) (b)	14,704	1,526,863
Everbridge, Inc. (a)	11,604	550,262
Fair Isaac Corp. (a)	12,437	2,404,321
FireEye, Inc. (a) (b)	85,441	1,314,937
ForeScout Technologies, Inc. (a)	5,640	193,226
Glu Mobile, Inc. (a)	32,497	208,306
HubSpot, Inc. (a)	13,993	1,754,722

19

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Imperva, Inc. (a)	18,165	$ 876,461
Manhattan Associates, Inc. (a)	30,618	1,439,352
MicroStrategy, Inc. Class A (a)	4,151	530,290
Mitek Systems, Inc. (a)	19,754	175,811
MobileIron, Inc. (a)	33,329	148,314
Model N, Inc. (a)	11,817	219,796
Monotype Imaging Holdings, Inc.	21,134	429,020
OneSpan, Inc. (a)	15,910	312,632
Park City Group, Inc. (a) (b)	6,755	53,365
Paylocity Holding Corp. (a)	14,995	882,606
Pegasystems, Inc.	18,175	995,990
Progress Software Corp.	18,182	705,825
PROS Holdings, Inc. (a)	14,492	529,972
QAD, Inc. Class A	987	49,498
Qualys, Inc. (a)	15,892	1,339,696
Rapid7, Inc. (a)	13,286	374,931
RealNetworks, Inc. (a)	9,831	36,375
RealPage, Inc. (a)	27,675	1,524,892
RingCentral, Inc. Class A (a)	28,070	1,974,724
Rosetta Stone, Inc. (a)	8,133	130,372
SailPoint Technologies Holding, Inc. (a)	11,025	270,554
Synchronoss Technologies, Inc. (a)	50	309
Telenav, Inc. (a)	10	56
TiVo Corp.	53,692	722,157
Upland Software, Inc. (a)	4,917	168,997
Varonis Systems, Inc. (a)	9,488	706,856
Verint Systems, Inc. (a)	32,490	1,440,931
VirnetX Holding Corp. (a) (b)	13,937	47,386
Workiva, Inc. (a)	8,385	204,594
Zendesk, Inc. (a)	40,928	2,230,167
Zix Corp. (a)	28,415	153,157
Zynga, Inc. Class A (a)	382,814	1,558,053
		38,112,134
SPECIALTY RETAIL — 2.8%
Aaron's, Inc.	30,278	1,315,579
Abercrombie & Fitch Co. Class A	35,294	863,997
American Eagle Outfitters, Inc.	71,077	1,652,540
America's Car-Mart, Inc. (a)	1,735	107,396
Asbury Automotive Group, Inc. (a)	10,523	721,352
Ascena Retail Group, Inc. (a)	63,199	251,848
At Home Group, Inc. (a)	17,202	673,458
AutoNation, Inc. (a) (b)	35,044	1,702,438
Barnes & Noble Education, Inc. (a)	10	56
Barnes & Noble, Inc.	12,330	78,295
Bed Bath & Beyond, Inc.	68,651	1,367,871
Big 5 Sporting Goods Corp. (b)	5	38
Boot Barn Holdings, Inc. (a)	6,655	138,091
Buckle, Inc. (b)	14,534	390,965
Build-A-Bear Workshop, Inc. (a)	8,193	62,267
Caleres, Inc.	21,592	742,549
Camping World Holdings, Inc. Class A (b)	9,029	225,544
Carvana Co. (a) (b)	4,630	192,608
Cato Corp. Class A	4,898	120,589
Chico's FAS, Inc.	64,911	528,376
Children's Place, Inc. (b)	8,331	1,006,385
Citi Trends, Inc.	4,153	113,958
Security Description	Shares	Value
Conn's, Inc. (a) (b)	11,530	$ 380,490
Container Store Group, Inc. (a)	9,012	75,791
Dick's Sporting Goods, Inc.	40,922	1,442,500
DSW, Inc. Class A	35,504	916,713
Express, Inc. (a)	21,145	193,477
Five Below, Inc. (a)	23,649	2,310,744
Francesca's Holdings Corp. (a)	10	76
GameStop Corp. Class A (b)	51,773	754,333
Genesco, Inc. (a)	6,521	258,884
GNC Holdings, Inc. Class A (a) (b)	42,579	149,878
Group 1 Automotive, Inc.	11,051	696,213
Guess?, Inc. (b)	29,231	625,543
Haverty Furniture Cos., Inc.	12,468	269,309
Hibbett Sports, Inc. (a) (b)	5,219	119,515
J. Jill, Inc. (a)	12,770	119,272
Kirkland's, Inc. (a)	6,655	77,464
Lithia Motors, Inc. Class A	10,328	976,719
Lumber Liquidators Holdings, Inc. (a) (b)	14,466	352,247
MarineMax, Inc. (a)	14,084	266,892
Michaels Cos., Inc. (a)	54,134	1,037,749
Monro, Inc. (b)	16,670	968,527
Murphy USA, Inc. (a)	14,848	1,103,058
New York & Co., Inc. (a)	14,029	71,828
Office Depot, Inc.	285,265	727,426
Penske Automotive Group, Inc.	16,689	781,880
Pier 1 Imports, Inc.	20	48
Rent-A-Center, Inc.	26,504	390,139
RH (a)	8,250	1,152,525
Sally Beauty Holdings, Inc. (a) (b)	63,810	1,022,874
Shoe Carnival, Inc.	728	23,624
Sleep Number Corp. (a)	14,920	432,978
Sonic Automotive, Inc. Class A (b)	13,487	277,832
Sportsman's Warehouse Holdings, Inc. (a) (b)	19,146	98,028
Tailored Brands, Inc.	16,787	428,404
Tile Shop Holdings, Inc.	1,551	11,943
Tilly's, Inc. Class A	5,836	88,415
TravelCenters of America LLC (a)	15,667	54,835
Urban Outfitters, Inc. (a)	34,419	1,533,366
Vitamin Shoppe, Inc. (a) (b)	13,094	91,003
Winmark Corp.	1,316	195,360
Zumiez, Inc. (a)	9,583	240,054
		32,974,156
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	52,446	724,279
Avid Technology, Inc. (a)	5	26
Cray, Inc. (a)	20,556	505,678
Diebold Nixdorf, Inc. (b)	39,439	471,296
Eastman Kodak Co. (a) (b)	12,735	48,393
Electronics For Imaging, Inc. (a)	25,871	842,360
Immersion Corp. (a)	4,514	69,696
Intevac, Inc. (a)	10	48
NCR Corp. (a)	51,615	1,547,418
Pure Storage, Inc. Class A (a)	65,509	1,564,355
Quantum Corp. (a)	17,508	38,518
Stratasys, Ltd. (a) (b)	25,945	496,587

20

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Super Micro Computer, Inc. (a) (b)	21,827	$ 516,208
USA Technologies, Inc. (a)	24,141	337,974
		7,162,836
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Crocs, Inc. (a)	23,601	415,614
Culp, Inc.	6,208	152,406
Deckers Outdoor Corp. (a)	13,760	1,553,366
Delta Apparel, Inc. (a)	3,176	61,456
Fossil Group, Inc. (a) (b)	18,148	487,637
G-III Apparel Group, Ltd. (a)	21,452	952,469
Lakeland Industries, Inc. (a)	3,176	44,940
Movado Group, Inc.	7,858	379,541
Oxford Industries, Inc.	8,302	688,900
Perry Ellis International, Inc. (a)	6,357	172,720
Sequential Brands Group, Inc. (a) (b)	20,784	40,945
Skechers U.S.A., Inc. Class A (a)	48,724	1,462,207
Steven Madden, Ltd.	19,620	1,041,822
Superior Group of Cos., Inc.	3,479	72,050
Unifi, Inc. (a)	5,123	162,399
Vera Bradley, Inc. (a)	10,753	150,972
Wolverine World Wide, Inc.	40,462	1,406,864
		9,246,308
THRIFTS & MORTGAGE FINANCE — 1.5%
BankFinancial Corp.	8,080	142,612
Beneficial Bancorp, Inc.	35,894	581,483
BofI Holding, Inc. (a)	28,934	1,183,690
BSB Bancorp, Inc. (a)	4,654	160,098
Capitol Federal Financial, Inc.	72,110	948,968
Charter Financial Corp.	5,135	124,010
Dime Community Bancshares, Inc.	8,212	160,134
Entegra Financial Corp. (a)	3,176	93,057
ESSA Bancorp, Inc.	4,917	77,836
Federal Agricultural Mortgage Corp. Class C	477	42,682
First Defiance Financial Corp.	5,099	341,939
Flagstar Bancorp, Inc. (a)	10,085	345,512
FS Bancorp, Inc.	1,538	97,278
Home Bancorp, Inc.	2,350	109,392
HomeStreet, Inc. (a)	8,115	218,699
Impac Mortgage Holdings, Inc. (a)	5	48
Kearny Financial Corp.	35,578	478,524
LendingTree, Inc. (a) (b)	3,500	748,300
Meridian Bancorp, Inc.	25,245	483,442
Meta Financial Group, Inc.	4,463	434,696
MGIC Investment Corp. (a)	147,361	1,579,710
MMA Capital Management LLC (a)	2,357	60,457
Nationstar Mortgage Holdings, Inc. (a) (b)	4,878	85,511
NMI Holdings, Inc. Class A (a)	21,463	349,847
Northfield Bancorp, Inc.	22,627	376,061
Northwest Bancshares, Inc.	49,149	854,701
OceanFirst Financial Corp.	20,556	615,858
Ocwen Financial Corp. (a)	9,832	38,935
Oritani Financial Corp.	22,886	370,753
Security Description	Shares	Value
PennyMac Financial Services, Inc. Class A (a)	10,107	$ 198,603
PHH Corp. (a)	12,008	130,407
Provident Financial Holdings, Inc.	2,660	50,753
Provident Financial Services, Inc.	19,085	525,410
Prudential Bancorp, Inc.	4,198	81,021
Radian Group, Inc.	87,535	1,419,818
Riverview Bancorp, Inc.	9,831	82,974
SI Financial Group, Inc.	14,971	220,822
Southern Missouri Bancorp, Inc.	3,794	148,042
Territorial Bancorp, Inc.	5,098	158,038
Timberland Bancorp, Inc.	3,176	118,592
TrustCo Bank Corp. NY	36,260	322,714
United Community Financial Corp.	25,574	281,058
United Financial Bancorp, Inc.	26,176	458,603
Walker & Dunlop, Inc.	10,720	596,568
Washington Federal, Inc.	37,625	1,230,337
Waterstone Financial, Inc.	12,557	214,097
Western New England Bancorp, Inc.	14,234	156,574
WSFS Financial Corp.	15,633	833,239
		18,331,903
TOBACCO — 0.2%
22nd Century Group, Inc. (a) (b)	45,843	112,774
Turning Point Brands, Inc.	8,193	261,357
Universal Corp.	14,939	986,721
Vector Group, Ltd.	44,118	841,771
		2,202,623
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	46,498	1,951,521
Aircastle, Ltd.	32,132	658,706
Applied Industrial Technologies, Inc.	19,710	1,382,657
Beacon Roofing Supply, Inc. (a)	33,099	1,410,679
BlueLinx Holdings, Inc. (a)	1,965	73,747
BMC Stock Holdings, Inc. (a)	37,192	775,453
CAI International, Inc. (a)	5,929	137,790
DXP Enterprises, Inc. (a)	4,524	172,817
Foundation Building Materials, Inc. (a)	9,117	140,220
GATX Corp.	19,363	1,437,316
General Finance Corp. (a) (b)	5,117	69,335
GMS, Inc. (a)	12,499	338,598
H&E Equipment Services, Inc.	16,439	618,271
Herc Holdings, Inc. (a)	12,449	701,377
Huttig Building Products, Inc. (a) (b)	10,853	51,552
Kaman Corp.	10,755	749,516
Lawson Products, Inc. (a)	3,176	77,336
MRC Global, Inc. (a)	45,833	993,201
MSC Industrial Direct Co., Inc. Class A	20,784	1,763,522
Nexeo Solutions, Inc. (a)	25,701	234,650
NOW, Inc. (a) (b)	54,877	731,510
Rush Enterprises, Inc. Class A (a)	2,694	116,866
Rush Enterprises, Inc. Class B (a)	1,638	71,908

21

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
SiteOne Landscape Supply, Inc. (a) (b)	18,159	$ 1,524,811
Systemax, Inc.	6,734	231,178
Titan Machinery, Inc. (a)	9,686	150,617
Univar, Inc. (a)	56,331	1,478,125
Veritiv Corp. (a)	3,783	150,753
WESCO International, Inc. (a)	21,503	1,227,821
Willis Lease Finance Corp. (a)	1,538	48,585
		19,470,438
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp. (b)	36,252	1,529,834
WATER UTILITIES — 0.3%
American States Water Co.	14,828	847,568
AquaVenture Holdings, Ltd. (a)	5,936	92,483
Cadiz, Inc. (a) (b)	16,224	212,534
California Water Service Group	19,049	741,959
Connecticut Water Service, Inc.	4,906	320,460
Evoqua Water Technologies Corp. (a) (b)	29,923	613,422
Global Water Resources, Inc.	3,479	32,703
Middlesex Water Co.	5,944	250,658
Pure Cycle Corp. (a)	10,134	96,780
SJW Group	6,513	431,291
York Water Co.	6,933	220,469
		3,860,327
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	14,814	334,648
NII Holdings, Inc. (a) (b)	22,150	86,385
Shenandoah Telecommunications Co.	16,693	545,861
Spok Holdings, Inc.	12,569	189,164
Telephone & Data Systems, Inc.	46,498	1,274,975
United States Cellular Corp. (a)	6,655	246,501
		2,677,534
TOTAL COMMON STOCKS (Cost $1,108,884,961)		1,183,150,151
LIMITED PARTNERSHIPS — 0.1%
CAPITAL MARKETS — 0.0% (c)
JMP Group LLC	5,117	27,478
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fortress Transportation & Infrastructure Investors LLC	33,075	597,665
TOTAL LIMITED PARTNERSHIPS (Cost $604,113)		625,143
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (d)	6,839	16,756
Security Description	Shares	Value
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (e)	24	$ —
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (d)	740	8,710
		25,466
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a) (d)	4,067	2,002
MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a) (d)	10,713	1,071
TOTAL RIGHTS (Cost $9,637)		28,539
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g)	3,425,039	3,425,039
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	27,139,654	27,139,654
TOTAL SHORT-TERM INVESTMENTS (Cost $30,564,693)		30,564,693
TOTAL INVESTMENTS — 102.2% (Cost $1,140,063,404)		1,214,368,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(25,581,580)
NET ASSETS — 100.0%		$ 1,188,786,946

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $31,206, representing less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

22

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-mini Russell 2000 Index (long)	18	09/21/2018	$1,508,788	$1,482,750	$(26,038)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 11,254,403	$ —	$—	$ 11,254,403
Air Freight & Logistics	3,357,094	—	—	3,357,094
Airlines	3,946,389	—	—	3,946,389
Auto Components	12,053,967	—	—	12,053,967
Automobiles	468,646	—	—	468,646
Banks	111,323,018	—	—	111,323,018
Beverages	1,610,188	—	—	1,610,188
Biotechnology	70,695,203	—	—	70,695,203
Building Products	14,824,432	—	—	14,824,432
Capital Markets	17,550,765	—	—	17,550,765
Chemicals	27,258,976	—	—	27,258,976
Commercial Services & Supplies	23,873,334	—	—	23,873,334
Communications Equipment	16,704,739	—	—	16,704,739
Construction & Engineering	11,875,632	—	—	11,875,632
Construction Materials	1,881,581	—	—	1,881,581
Consumer Finance	8,888,807	—	—	8,888,807
Containers & Packaging	6,191,139	—	—	6,191,139
Distributors	779,286	—	—	779,286
Diversified Consumer Services	13,629,743	—	—	13,629,743
Diversified Financial Services	755,324	—	—	755,324
Diversified Telecommunication Services	5,113,555	—	—	5,113,555
Electric Utilities	9,663,870	—	—	9,663,870
Electrical Equipment	8,108,957	—	—	8,108,957
Electronic Equipment, Instruments & Components	27,689,305	—	—	27,689,305
Energy Equipment & Services	19,083,673	—	—	19,083,673
Equity Real Estate Investment Trusts (REITS)	100,892,322	—	—	100,892,322
Food & Staples Retailing	9,936,201	—	—	9,936,201
Food Products	14,299,216	—	—	14,299,216
Gas Utilities	10,958,913	—	—	10,958,913
Health Care Equipment & Supplies	37,643,381	—	—	37,643,381
Health Care Providers & Services	30,339,723	—	—	30,339,723
Health Care Technology	8,219,567	—	—	8,219,567
Hotels, Restaurants & Leisure	36,821,227	—	—	36,821,227
Household Durables	15,818,376	—	—	15,818,376
Household Products	4,052,388	—	—	4,052,388
Independent Power Producers & Energy Traders	2,686,336	—	—	2,686,336
Industrial Conglomerates	709,825	—	—	709,825
Insurance	26,711,887	—	—	26,711,887
Internet & Catalog Retail	8,474,997	—	—	8,474,997
Internet Software & Services	38,525,223	2,667	—	38,527,890
IT Services	21,793,145	—	—	21,793,145
Leisure Equipment & Products	3,458,380	—	—	3,458,380
Life Sciences Tools & Services	7,198,559	—	—	7,198,559
Machinery	44,858,850	—	—	44,858,850
Marine	2,903,086	—	—	2,903,086
23

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Media	$ 20,755,944	$ —	$—	$ 20,755,944
Metals & Mining (a)	12,553,850	—	—	12,553,850
Mortgage Real Estate Investment Trust (REITs)	14,305,741	—	—	14,305,741
Multi-Utilities	4,555,707	—	—	4,555,707
Multiline Retail	4,148,050	—	—	4,148,050
Oil, Gas & Consumable Fuels	42,352,644	—	—	42,352,644
Paper & Forest Products	8,414,382	—	—	8,414,382
Personal Products	5,697,946	—	—	5,697,946
Pharmaceuticals	14,788,035	—	—	14,788,035
Professional Services	17,009,588	—	—	17,009,588
Real Estate Management & Development	5,723,086	—	—	5,723,086
Road & Rail	10,364,915	—	—	10,364,915
Semiconductors & Semiconductor Equipment	32,025,875	—	—	32,025,875
Software	38,112,134	—	—	38,112,134
Specialty Retail	32,974,156	—	—	32,974,156
Technology Hardware, Storage & Peripherals	7,162,836	—	—	7,162,836
Textiles, Apparel & Luxury Goods	9,246,308	—	—	9,246,308
Thrifts & Mortgage Finance	18,331,903	—	—	18,331,903
Tobacco	2,202,623	—	—	2,202,623
Trading Companies & Distributors	19,470,438	—	—	19,470,438
Transportation Infrastructure	1,529,834	—	—	1,529,834
Water Utilities	3,860,327	—	—	3,860,327
Wireless Telecommunication Services	2,677,534	—	—	2,677,534
Limited Partnerships
Capital Markets	27,478	—	—	27,478
Trading Companies & Distributors	597,665	—	—	597,665
Rights
Biotechnology (a)	—	25,466	—	25,466
Diversified Financial Services	—	2,002	—	2,002
Media	—	1,071	—	1,071
Short-Term Investments	30,564,693	—	—	30,564,693
TOTAL INVESTMENTS	$1,214,337,320	$31,206	$—	$1,214,368,526
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(26,038)	—	—	(26,038)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (26,038)	$ —	$—	$ (26,038)

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	599,160	$ 599,160	$ 36,104,898	$ 33,279,019	$—	$—	3,425,039	$ 3,425,039	$ 31,282	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,558,769	5,558,769	101,664,755	80,083,870	—	—	27,139,654	27,139,654	680,694	—
Total		$6,157,929	$137,769,653	$113,362,889	$—	$—		$30,564,693	$711,976	$—
24	ARSPSM

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
AAR Corp.	2,788	$ 129,614
Aerojet Rocketdyne Holdings, Inc. (a)	6,646	195,991
Aerovironment, Inc. (a)	1,484	106,002
Arconic, Inc.	37,380	635,834
Arotech Corp. (a)	15	56
Astronics Corp. (a)	1,468	52,804
Axon Enterprise, Inc. (a)	4,116	260,049
Boeing Co.	48,679	16,332,291
BWX Technologies, Inc.	7,920	493,574
Cubic Corp.	2,465	158,253
Curtiss-Wright Corp.	3,470	412,999
Ducommun, Inc. (a)	1,182	39,112
Engility Holdings, Inc. (a)	1,426	43,693
Esterline Technologies Corp. (a)	1,277	94,243
General Dynamics Corp.	25,324	4,720,647
Harris Corp.	9,353	1,351,883
HEICO Corp.	3,505	255,620
HEICO Corp. Class A	1,199	73,064
Hexcel Corp.	7,923	525,929
Huntington Ingalls Industries, Inc.	3,775	818,382
KeyW Holding Corp. (a) (b)	42	367
KLX, Inc. (a)	4,016	288,750
Kratos Defense & Security Solutions, Inc. (a) (b)	7,809	89,882
L3 Technologies, Inc.	6,735	1,295,275
Lockheed Martin Corp.	23,672	6,993,419
Mercury Systems, Inc. (a)	4,003	152,354
Moog, Inc. Class A	1,628	126,919
National Presto Industries, Inc. (b)	108	13,392
Northrop Grumman Corp.	14,357	4,417,649
Raytheon Co.	24,604	4,753,001
Rockwell Collins, Inc.	13,333	1,795,689
Sparton Corp. (a)	1,163	22,085
Spirit AeroSystems Holdings, Inc. Class A	9,900	850,509
Teledyne Technologies, Inc. (a)	2,702	537,860
Textron, Inc.	22,824	1,504,330
TransDigm Group, Inc. (a)	4,053	1,398,852
Triumph Group, Inc. (b)	1,290	25,284
United Technologies Corp.	67,214	8,403,766
Vectrus, Inc. (a)	1,213	37,385
Wesco Aircraft Holdings, Inc. (a)	85	956
		59,407,764
AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	5,210	117,694
Atlas Air Worldwide Holdings, Inc. (a)	2,726	195,454
C.H. Robinson Worldwide, Inc.	12,028	1,006,262
Echo Global Logistics, Inc. (a)	1,474	43,115
Expeditors International of Washington, Inc.	15,003	1,096,719
FedEx Corp.	20,563	4,669,035
Forward Air Corp.	2,643	156,148
Security Description	Shares	Value
Hub Group, Inc. Class A (a)	2,742	$ 136,552
Radiant Logistics, Inc. (a)	2,746	10,737
United Parcel Service, Inc. Class B	57,246	6,081,243
XPO Logistics, Inc. (a)	9,400	941,692
		14,454,651
AIRLINES — 0.5%
Alaska Air Group, Inc. (b)	10,544	636,752
Allegiant Travel Co. (b)	1,284	178,412
American Airlines Group, Inc.	39,782	1,510,125
Delta Air Lines, Inc.	60,540	2,999,152
Hawaiian Holdings, Inc.	5,149	185,107
JetBlue Airways Corp. (a)	26,678	506,348
SkyWest, Inc.	3,976	206,354
Southwest Airlines Co.	50,465	2,567,659
Spirit Airlines, Inc. (a) (b)	5,508	200,216
United Continental Holdings, Inc. (a)	24,329	1,696,461
		10,686,586
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	6,683	103,987
Autoliv, Inc. (b)	6,765	968,883
BorgWarner, Inc.	18,380	793,281
Cooper Tire & Rubber Co. (b)	5,221	137,312
Cooper-Standard Holdings, Inc. (a)	1,384	180,847
Dana, Inc.	12,991	262,288
Dorman Products, Inc. (a)	2,646	180,748
Fox Factory Holding Corp. (a)	2,585	120,332
Gentex Corp.	25,236	580,933
Gentherm, Inc. (a)	3,813	149,851
Goodyear Tire & Rubber Co.	22,651	527,542
Horizon Global Corp. (a) (b)	1,486	8,857
LCI Industries	1,392	125,489
Lear Corp.	5,530	1,027,529
Modine Manufacturing Co. (a)	3,870	70,628
Motorcar Parts of America, Inc. (a) (b)	21	393
Shiloh Industries, Inc. (a)	1,303	11,336
Standard Motor Products, Inc.	1,152	55,688
Stoneridge, Inc. (a)	1,492	52,429
Strattec Security Corp.	80	2,444
Superior Industries International, Inc.	1,497	26,796
Tenneco, Inc.	4,130	181,555
Tower International, Inc.	1,417	45,061
Visteon Corp.	2,801	362,001
VOXX International Corp. (a)	2,506	13,532
Workhorse Group, Inc. (a) (b)	2,556	4,652
		5,994,394
AUTOMOBILES — 0.6%
Ford Motor Co.	334,399	3,701,797
General Motors Co.	106,343	4,189,914
Harley-Davidson, Inc.	17,301	728,026
Tesla, Inc. (a)	10,722	3,677,110
Thor Industries, Inc.	3,909	380,697

25

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Winnebago Industries, Inc.	2,543	$ 103,246
		12,780,790
BANKS — 6.8%
1st Source Corp.	1,238	66,146
Access National Corp.	1,273	36,408
ACNB Corp.	160	5,448
Allegiance Bancshares, Inc. (a)	1,193	51,717
American National Bankshares, Inc.	1,153	46,120
Ameris Bancorp	2,944	157,062
Arrow Financial Corp.	1,243	45,245
Associated Banc-Corp.	14,062	383,893
Atlantic Capital Bancshares, Inc. (a)	2,506	49,243
Banc of California, Inc.	3,899	76,225
BancFirst Corp.	1,441	85,307
Bancorp, Inc. (a)	114	1,192
BancorpSouth Bank	7,786	256,549
Bank of America Corp.	847,214	23,882,963
Bank of Commerce Holdings	1,303	16,613
Bank of Hawaii Corp.	3,876	323,336
Bank of Marin Bancorp	162	13,098
Bank of the Ozarks, Inc.	10,649	479,631
BankUnited, Inc.	9,266	378,516
Bankwell Financial Group, Inc.	130	4,180
Banner Corp.	2,708	162,832
Bar Harbor Bankshares	1,303	39,468
BB&T Corp.	66,032	3,330,654
BCB Bancorp, Inc.	1,223	18,345
Berkshire Hills Bancorp, Inc.	2,785	113,071
Blue Hills Bancorp, Inc.	1,443	32,035
BOK Financial Corp.	1,473	138,477
Boston Private Financial Holdings, Inc.	6,769	107,627
Bridge Bancorp, Inc.	1,351	48,568
Brookline Bancorp, Inc.	6,539	121,625
Bryn Mawr Bank Corp.	1,261	58,384
C&F Financial Corp.	70	4,379
Camden National Corp.	1,312	59,972
Capital City Bank Group, Inc.	1,203	28,427
Capstar Financial Holdings, Inc. (a)	170	3,150
Carolina Financial Corp.	1,373	58,929
Cathay General Bancorp	6,515	263,792
CenterState Bank Corp.	7,159	213,481
Central Pacific Financial Corp.	2,610	74,777
Central Valley Community Bancorp	1,193	25,244
Chemical Financial Corp.	5,441	302,900
CIT Group, Inc.	11,151	562,122
Citigroup, Inc.	211,959	14,184,296
Citizens & Northern Corp.	1,222	31,601
Citizens Financial Group, Inc.	41,530	1,615,517
City Holding Co.	1,331	100,131
Civista Bancshares, Inc. (b)	1,153	27,949
CNB Financial Corp.	1,378	41,423
CoBiz Financial, Inc.	2,668	57,309
Codorus Valley Bancorp, Inc.	1,153	35,374
Columbia Banking System, Inc.	6,465	264,418
Security Description	Shares	Value
Comerica, Inc.	14,601	$ 1,327,523
Commerce Bancshares, Inc.	9,083	587,761
Community Bank System, Inc.	4,051	239,293
Community Bankers Trust Corp. (a)	1,463	13,094
Community Financial Corp.	90	3,182
Community Trust Bancorp, Inc.	1,320	65,934
ConnectOne Bancorp, Inc.	2,546	63,395
County Bancorp, Inc.	110	3,025
Cullen/Frost Bankers, Inc.	5,146	557,003
Customers Bancorp, Inc. (a)	2,671	75,803
CVB Financial Corp. (b)	9,133	204,762
DNB Financial Corp.	80	2,804
Eagle Bancorp, Inc. (a)	2,788	170,904
East West Bancorp, Inc.	11,967	780,248
Enterprise Bancorp, Inc.	1,143	46,211
Enterprise Financial Services Corp.	1,464	78,983
Evans Bancorp, Inc.	110	5,071
Farmers & Merchants Bancorp, Inc.	180	7,263
Farmers Capital Bank Corp.	170	8,857
Farmers National Banc Corp.	1,493	23,813
FB Financial Corp.	1,233	50,208
FCB Financial Holdings, Inc. Class A (a)	3,869	227,497
Fidelity Southern Corp.	1,493	37,937
Fifth Third Bancorp	58,518	1,679,467
Financial Institutions, Inc.	1,281	42,145
First BanCorp (a)	17,125	131,006
First Bancorp, Inc.	1,163	32,820
First Bancorp/Southern Pines	1,330	54,410
First Busey Corp.	2,803	88,911
First Business Financial Services, Inc.	1,143	29,718
First Citizens BancShares, Inc. Class A	740	298,442
First Commonwealth Financial Corp.	7,993	123,971
First Community Bancshares, Inc.	1,285	40,940
First Connecticut Bancorp, Inc.	1,284	39,290
First Financial Bancorp	6,776	207,684
First Financial Bankshares, Inc. (b)	5,221	265,749
First Financial Corp.	1,191	54,012
First Financial Northwest, Inc.	1,143	22,311
First Foundation, Inc. (a)	2,496	46,276
First Hawaiian, Inc.	4,122	119,620
First Horizon National Corp.	28,617	510,527
First Internet Bancorp	160	5,456
First Interstate BancSystem, Inc. Class A	2,657	112,125
First Merchants Corp.	3,996	185,414
First Mid-Illinois Bancshares, Inc.	1,153	45,313
First Midwest Bancorp, Inc.	9,155	233,178
First Northwest Bancorp (a)	1,183	18,893
First of Long Island Corp.	1,396	34,691
First Republic Bank	13,822	1,337,831
Flushing Financial Corp.	2,579	67,312
FNB Corp.	29,306	393,287

26

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Franklin Financial Network, Inc. (a)	1,243	$ 46,737
Fulton Financial Corp.	15,210	250,965
German American Bancorp, Inc.	3,520	126,192
Glacier Bancorp, Inc.	6,659	257,570
Great Southern Bancorp, Inc.	1,519	86,887
Great Western Bancorp, Inc.	5,193	218,054
Green Bancorp, Inc.	1,443	31,169
Guaranty Bancorp	1,483	44,193
Hancock Whitney Corp.	6,729	313,908
Hanmi Financial Corp.	2,670	75,694
HarborOne Bancorp, Inc. (a)	1,263	23,921
Heartland Financial USA, Inc.	2,556	140,197
Heritage Commerce Corp.	2,716	46,145
Heritage Financial Corp.	2,564	89,355
Hilltop Holdings, Inc.	6,516	143,808
Home BancShares, Inc.	14,573	328,767
HomeTrust Bancshares, Inc. (a)	1,417	39,889
Hope Bancorp, Inc.	10,542	187,964
Horizon Bancorp, Inc.	2,206	45,642
Howard Bancorp, Inc. (a)	1,153	20,754
Huntington Bancshares, Inc.	88,064	1,299,825
IBERIABANK Corp.	4,626	350,651
Independent Bank Corp.	1,423	36,287
Independent Bank Corp./MA	2,574	201,802
Independent Bank Group, Inc.	1,608	107,414
International Bancshares Corp.	4,137	177,064
Investar Holding Corp.	180	4,977
Investors Bancorp, Inc.	24,069	307,843
JPMorgan Chase & Co.	281,124	29,293,121
KeyCorp	84,750	1,656,015
Lakeland Bancorp, Inc.	3,849	76,403
Lakeland Financial Corp.	2,473	119,174
LCNB Corp.	1,163	22,911
LegacyTexas Financial Group, Inc.	3,891	151,827
Live Oak Bancshares, Inc.	1,383	42,389
M&T Bank Corp.	11,649	1,982,077
Macatawa Bank Corp.	2,496	30,301
MB Financial, Inc.	6,655	310,788
MBT Financial Corp.	1,363	14,516
Mercantile Bank Corp.	1,293	47,789
Middlefield Banc Corp.	60	3,042
Midland States Bancorp, Inc.	1,243	42,585
MidSouth Bancorp, Inc.	1,223	16,205
MidWestOne Financial Group, Inc.	1,163	39,286
MutualFirst Financial, Inc.	130	4,908
National Bank Holdings Corp. Class A	2,690	103,807
National Bankshares, Inc.	1,027	47,653
National Commerce Corp. (a)	1,213	56,162
NBT Bancorp, Inc.	3,816	145,580
Nicolet Bankshares, Inc. (a)	180	9,920
Northrim BanCorp, Inc.	150	5,933
Norwood Financial Corp.	130	4,683
OFG Bancorp	142	1,995
Ohio Valley Banc Corp.	80	4,196
Old Line Bancshares, Inc.	1,163	40,600
Old National Bancorp	10,751	199,969
Security Description	Shares	Value
Old Second Bancorp, Inc.	2,486	$ 35,798
Opus Bank	2,466	70,774
Orrstown Financial Services, Inc.	170	4,420
Pacific Premier Bancorp, Inc. (a)	2,745	104,722
PacWest Bancorp	11,230	554,987
Park National Corp.	1,340	149,303
Peapack Gladstone Financial Corp.	1,303	45,071
Penns Woods Bancorp, Inc.	90	4,030
Peoples Bancorp, Inc.	1,342	50,701
Peoples Financial Services Corp.	160	7,523
People's United Financial, Inc.	29,139	527,125
People's Utah Bancorp	1,293	46,160
Pinnacle Financial Partners, Inc.	6,375	391,106
PNC Financial Services Group, Inc.	39,580	5,347,258
Popular, Inc.	9,105	411,637
Premier Financial Bancorp, Inc.	1,426	26,623
Prosperity Bancshares, Inc.	6,209	424,447
QCR Holdings, Inc.	1,203	57,082
Regions Financial Corp.	92,497	1,644,597
Renasant Corp.	3,993	181,761
Republic Bancorp, Inc. Class A	158	7,157
S&T Bancorp, Inc.	2,674	115,624
Sandy Spring Bancorp, Inc.	1,460	59,875
Seacoast Banking Corp. of Florida (a)	2,796	88,298
ServisFirst Bancshares, Inc. (b)	3,827	159,701
Shore Bancshares, Inc.	1,233	23,452
Sierra Bancorp	1,193	33,690
Signature Bank (a)	4,054	518,426
Simmons First National Corp. Class A	6,094	182,211
SmartFinancial, Inc. (a)	150	3,864
South State Corp.	2,735	235,894
Southern First Bancshares, Inc. (a)	150	6,630
Southern National Bancorp of Virginia, Inc.	1,463	26,100
Southside Bancshares, Inc.	2,540	85,547
State Bank Financial Corp.	3,564	119,038
Sterling Bancorp	15,752	370,172
Stock Yards Bancorp, Inc.	1,463	55,813
Summit Financial Group, Inc.	1,163	31,215
SunTrust Banks, Inc.	37,559	2,479,645
SVB Financial Group (a)	4,104	1,185,071
Synovus Financial Corp.	9,146	483,183
TCF Financial Corp.	13,318	327,889
Texas Capital Bancshares, Inc. (a)	4,001	366,091
Tompkins Financial Corp.	1,214	104,258
Towne Bank	5,115	164,191
TriCo Bancshares	3,142	117,668
TriState Capital Holdings, Inc. (a)	1,453	37,923
Triumph Bancorp, Inc. (a)	1,353	55,135
Trustmark Corp.	5,333	174,016
UMB Financial Corp.	3,885	296,154
Umpqua Holdings Corp.	19,996	451,710
Union Bankshares Corp.	5,676	220,683
United Bankshares, Inc.	10,408	378,851
United Community Banks, Inc.	5,451	167,182

27

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Univest Corp. of Pennsylvania	2,541	$ 69,878
US Bancorp	136,805	6,842,986
Valley National Bancorp	22,777	276,968
Veritex Holdings, Inc. (a)	1,453	45,145
Washington Trust Bancorp, Inc.	1,311	76,169
Webster Financial Corp.	7,802	496,987
Wells Fargo & Co.	404,405	22,420,213
WesBanco, Inc.	3,869	174,260
West Bancorp, Inc.	2,292	57,644
Westamerica Bancorporation	2,572	145,344
Western Alliance Bancorp (a)	8,012	453,559
Wintrust Financial Corp.	4,146	360,909
Zions Bancorp	17,509	922,549
		150,324,141
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	5,229	256,273
Castle Brands, Inc. (a)	8,088	9,625
Celsius Holdings, Inc. (a) (b)	15	69
Coca-Cola Bottling Co. Consolidated	86	11,621
Coca-Cola Co.	354,578	15,551,791
Constellation Brands, Inc. Class A	13,373	2,926,949
Craft Brew Alliance, Inc. (a)	1,173	24,223
Dr. Pepper Snapple Group, Inc.	15,294	1,865,868
MGP Ingredients, Inc.	1,223	108,615
Molson Coors Brewing Co. Class B	14,534	988,893
Monster Beverage Corp. (a)	34,653	1,985,617
National Beverage Corp. (a) (b)	1,487	158,960
New Age Beverages Corp. (a) (b)	15	28
PepsiCo, Inc.	117,316	12,772,193
Primo Water Corp. (a)	2,566	44,879
		36,705,604
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	131,597	12,192,462
Abeona Therapeutics, Inc. (a) (b)	1,483	23,728
ACADIA Pharmaceuticals, Inc. (a) (b)	11,745	179,346
Acceleron Pharma, Inc. (a)	2,737	132,799
Achaogen, Inc. (a) (b)	2,716	23,521
Achillion Pharmaceuticals, Inc. (a)	1,262	3,571
Acorda Therapeutics, Inc. (a)	3,869	111,040
Adamas Pharmaceuticals, Inc. (a) (b)	1,403	36,240
Aduro Biotech, Inc. (a) (b)	18,446	129,122
Advaxis, Inc. (a)	45	65
Adverum Biotechnologies, Inc. (a)	2,616	13,865
Agenus, Inc. (a) (b)	7,898	17,928
Agios Pharmaceuticals, Inc. (a) (b)	3,844	323,780
Aimmune Therapeutics, Inc. (a) (b)	1,393	37,458
Akebia Therapeutics, Inc. (a)	3,789	37,814
Albireo Pharma, Inc. (a)	80	2,840
Alder Biopharmaceuticals, Inc. (a) (b)	1,269	20,050
Aldeyra Therapeutics, Inc. (a)	1,323	10,518
Alexion Pharmaceuticals, Inc. (a)	18,989	2,357,484
Alnylam Pharmaceuticals, Inc. (a)	6,706	660,474
Alpine Immune Sciences, Inc. (a)	1,253	9,485
Security Description	Shares	Value
AMAG Pharmaceuticals, Inc. (a)	42	$ 819
Amgen, Inc.	59,746	11,028,514
Amicus Therapeutics, Inc. (a) (b)	14,602	228,083
AnaptysBio, Inc. (a)	120	8,525
Anavex Life Sciences Corp. (a)	3,789	9,927
Aquinox Pharmaceuticals, Inc. (a)	2,556	6,773
Ardelyx, Inc. (a)	2,676	9,901
Arena Pharmaceuticals, Inc. (a) (b)	3,868	168,645
Array BioPharma, Inc. (a) (b)	21,272	356,944
Arrowhead Pharmaceuticals, Inc. (a) (b)	6,565	89,284
Asterias Biotherapeutics, Inc. (a)	30	41
Atara Biotherapeutics, Inc. (a) (b)	21	772
Athersys, Inc. (a) (b)	9,361	18,441
aTyr Pharma, Inc. (a)	15	14
Audentes Therapeutics, Inc. (a)	1,483	56,665
AVEO Pharmaceuticals, Inc. (a) (b)	10,654	24,078
Avid Bioservices, Inc. (a) (b)	2,646	10,372
Bellicum Pharmaceuticals, Inc. (a)	2,696	19,896
BioCryst Pharmaceuticals, Inc. (a) (b)	10,520	60,280
Biogen, Inc. (a)	17,998	5,223,740
BioMarin Pharmaceutical, Inc. (a)	15,782	1,486,664
BioSpecifics Technologies Corp. (a)	130	5,832
BioTime, Inc. (a) (b)	11,717	24,137
Bluebird Bio, Inc. (a) (b)	3,923	615,715
Blueprint Medicines Corp. (a)	2,755	174,887
Calithera Biosciences, Inc. (a)	2,526	12,630
Cara Therapeutics, Inc. (a) (b)	2,616	50,096
Catalyst Pharmaceuticals, Inc. (a)	5,302	16,542
Celgene Corp. (a)	62,656	4,976,140
Celldex Therapeutics, Inc. (a)	126	63
Cellular Biomedicine Group, Inc. (a) (b)	1,203	23,519
ChemoCentryx, Inc. (a)	2,669	35,151
Chimerix, Inc. (a)	127	605
Cidara Therapeutics, Inc. (a)	15	78
Clovis Oncology, Inc. (a) (b)	4,055	184,381
Coherus Biosciences, Inc. (a) (b)	42	588
Conatus Pharmaceuticals, Inc. (a) (b)	2,596	11,111
Concert Pharmaceuticals, Inc. (a)	1,353	22,771
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	3,889	19,639
Corvus Pharmaceuticals, Inc. (a) (b)	1,313	14,417
CTI BioPharma Corp. (a) (b)	2,816	14,024
Curis, Inc. (a)	24	42
Cytokinetics, Inc. (a)	4,140	34,362
CytomX Therapeutics, Inc. (a)	2,526	57,744
Dicerna Pharmaceuticals, Inc. (a)	1,393	17,064
Dynavax Technologies Corp. (a) (b)	5,332	81,313
Eagle Pharmaceuticals, Inc. (a) (b)	1,196	90,489
Edge Therapeutics, Inc. (a)	15	15
Editas Medicine, Inc. (a)	2,616	93,731
Emergent BioSolutions, Inc. (a)	2,704	136,525
Enanta Pharmaceuticals, Inc. (a)	1,340	155,306

28

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Epizyme, Inc. (a) (b)	4,129	$ 55,948
Esperion Therapeutics, Inc. (a) (b)	1,487	58,276
Exact Sciences Corp. (a) (b)	9,376	560,591
Exelixis, Inc. (a)	26,515	570,603
Fate Therapeutics, Inc. (a) (b)	2,686	30,459
FibroGen, Inc. (a)	6,555	410,343
Five Prime Therapeutics, Inc. (a)	2,509	39,667
Flexion Therapeutics, Inc. (a) (b)	2,566	66,331
Fortress Biotech, Inc. (a)	2,686	8,004
Foundation Medicine, Inc. (a)	1,263	172,652
Genomic Health, Inc. (a)	2,687	135,425
Geron Corp. (a) (b)	14,522	49,810
Gilead Sciences, Inc.	107,697	7,629,256
Global Blood Therapeutics, Inc. (a) (b)	5,178	234,046
GlycoMimetics, Inc. (a) (b)	2,616	42,196
GTx, Inc. (a) (b)	130	1,990
Halozyme Therapeutics, Inc. (a)	10,637	179,446
Heron Therapeutics, Inc. (a) (b)	5,142	199,767
Idera Pharmaceuticals, Inc. (a) (b)	29,164	38,497
Immune Design Corp. (a)	2,566	11,675
ImmunoGen, Inc. (a) (b)	13,376	130,149
Immunomedics, Inc. (a) (b)	14,509	343,428
Incyte Corp. (a)	18,434	1,235,078
Inovio Pharmaceuticals, Inc. (a) (b)	126	494
Insmed, Inc. (a) (b)	7,857	185,818
Insys Therapeutics, Inc. (a) (b)	21	152
Intellia Therapeutics, Inc. (a) (b)	1,303	35,650
Intercept Pharmaceuticals, Inc. (a) (b)	42	3,524
Intrexon Corp. (a) (b)	63	878
Invitae Corp. (a) (b)	3,849	28,290
Ionis Pharmaceuticals, Inc. (a) (b)	9,947	414,492
Iovance Biotherapeutics, Inc. (a) (b)	5,362	68,634
Ironwood Pharmaceuticals, Inc. (a) (b)	11,785	225,329
Jounce Therapeutics, Inc. (a) (b)	1,313	10,058
Kadmon Holdings, Inc. (a) (b)	5,122	20,437
Karyopharm Therapeutics, Inc. (a)	2,706	45,975
Keryx Biopharmaceuticals, Inc. (a) (b)	11,931	44,861
Kindred Biosciences, Inc. (a)	2,516	26,795
Kura Oncology, Inc. (a) (b)	1,473	26,809
La Jolla Pharmaceutical Co. (a) (b)	1,463	42,676
Lexicon Pharmaceuticals, Inc. (a) (b)	10,658	127,896
Ligand Pharmaceuticals, Inc. (a) (b)	1,691	350,324
Loxo Oncology, Inc. (a) (b)	2,490	431,965
MacroGenics, Inc. (a) (b)	2,656	54,846
Madrigal Pharmaceuticals, Inc. (a)	110	30,766
MannKind Corp. (a) (b)	2,786	5,293
Matinas BioPharma Holdings, Inc. (a)	5,795	2,514
MediciNova, Inc. (a) (b)	2,576	20,505
Merrimack Pharmaceuticals, Inc. (a)	29	142
MiMedx Group, Inc. (a) (b)	8,604	54,980
Security Description	Shares	Value
Minerva Neurosciences, Inc. (a)	3,809	$ 31,424
Miragen Therapeutics, Inc. (a) (b)	1,173	7,519
Molecular Templates, Inc. (a) (b)	1,183	6,187
Momenta Pharmaceuticals, Inc. (a)	7,850	160,533
Myriad Genetics, Inc. (a) (b)	6,480	242,158
NantKwest, Inc. (a) (b)	2,626	8,036
Natera, Inc. (a)	2,746	51,680
Neurocrine Biosciences, Inc. (a)	8,012	787,099
NewLink Genetics Corp. (a)	112	533
Novavax, Inc. (a) (b)	2,562	3,433
Oncocyte Corp. (a)	15	38
OncoMed Pharmaceuticals, Inc. (a)	2,566	5,927
Ophthotech Corp. (a)	45	123
OPKO Health, Inc. (a) (b)	29,434	138,340
Organovo Holdings, Inc. (a) (b)	147	206
PDL BioPharma, Inc. (a)	2,874	6,725
Pieris Pharmaceuticals, Inc. (a) (b)	4,049	20,528
Pluristem Therapeutics, Inc. (a) (b)	5,342	6,517
PolarityTE, Inc. (a) (b)	110	2,589
Portola Pharmaceuticals, Inc. (a) (b)	6,441	243,277
Progenics Pharmaceuticals, Inc. (a) (b)	7,074	56,875
Protagonist Therapeutics, Inc. (a)	180	1,210
PTC Therapeutics, Inc. (a)	112	3,778
Puma Biotechnology, Inc. (a) (b)	2,643	156,333
Ra Pharmaceuticals, Inc. (a) (b)	1,173	11,671
Radius Health, Inc. (a) (b)	3,979	117,261
Recro Pharma, Inc. (a)	1,303	6,541
Regeneron Pharmaceuticals, Inc. (a)	6,792	2,343,172
REGENXBIO, Inc. (a)	2,576	184,828
Regulus Therapeutics, Inc. (a)	75	49
Repligen Corp. (a) (b)	2,720	127,949
Retrophin, Inc. (a)	3,789	103,288
Rigel Pharmaceuticals, Inc. (a)	6,691	18,936
Sage Therapeutics, Inc. (a) (b)	3,886	608,276
Sangamo Therapeutics, Inc. (a) (b)	7,472	106,102
Sarepta Therapeutics, Inc. (a) (b)	5,182	684,957
Savara, Inc. (a) (b)	1,393	15,769
Seattle Genetics, Inc. (a) (b)	13,557	900,049
Selecta Biosciences, Inc. (a) (b)	1,183	15,675
Seres Therapeutics, Inc. (a) (b)	2,656	22,842
Sorrento Therapeutics, Inc. (a) (b)	2,536	18,259
Spark Therapeutics, Inc. (a) (b)	2,678	221,631
Spectrum Pharmaceuticals, Inc. (a)	5,213	109,265
Spring Bank Pharmaceuticals, Inc. (a) (b)	1,203	14,256
Stemline Therapeutics, Inc. (a) (b)	1,474	23,658
Syndax Pharmaceuticals, Inc. (a) (b)	1,303	9,147
Synergy Pharmaceuticals, Inc. (a) (b)	23,854	41,506
Synlogic, Inc. (a)	1,173	11,531
Syros Pharmaceuticals, Inc. (a) (b)	1,203	12,283
T2 Biosystems, Inc. (a)	1,473	11,401
TESARO, Inc. (a) (b)	3,890	172,988
TG Therapeutics, Inc. (a) (b)	6,655	87,513

29

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Trevena, Inc. (a)	5,432	$ 7,822
Ultragenyx Pharmaceutical, Inc. (a) (b)	3,975	305,558
United Therapeutics Corp. (a)	3,880	439,022
Vanda Pharmaceuticals, Inc. (a)	4,108	78,257
Veracyte, Inc. (a)	1,443	13,478
Verastem, Inc. (a) (b)	3,809	26,206
Vericel Corp. (a)	3,899	37,820
Vertex Pharmaceuticals, Inc. (a)	21,625	3,675,385
Vital Therapies, Inc. (a) (b)	2,506	17,166
Voyager Therapeutics, Inc. (a) (b)	1,233	24,093
XBiotech, Inc. (a)	1,323	5,927
Xencor, Inc. (a)	4,099	151,704
ZIOPHARM Oncology, Inc. (a) (b)	14,433	43,588
		69,232,522
BUILDING PRODUCTS — 0.3%
AAON, Inc.	2,766	91,970
Advanced Drainage Systems, Inc.	3,790	108,205
American Woodmark Corp. (a)	1,271	116,360
AO Smith Corp.	2,902	171,653
Apogee Enterprises, Inc.	2,594	124,953
Armstrong Flooring, Inc. (a)	2,556	35,886
Armstrong World Industries, Inc. (a)	4,090	258,488
Builders FirstSource, Inc. (a)	8,049	147,216
Continental Building Products, Inc. (a)	2,786	87,898
CSW Industrials, Inc. (a)	1,283	67,807
Fortune Brands Home & Security, Inc.	10,473	562,295
Gibraltar Industries, Inc. (a)	1,457	54,638
Griffon Corp.	3,848	68,494
Insteel Industries, Inc.	1,364	45,558
JELD-WEN Holding, Inc. (a)	4,079	116,619
Lennox International, Inc.	3,336	667,700
Masco Corp.	25,174	942,011
Masonite International Corp. (a)	2,312	166,117
NCI Building Systems, Inc. (a)	2,820	59,220
Owens Corning	9,259	586,743
Patrick Industries, Inc. (a)	2,513	142,864
PGT Innovations, Inc. (a)	4,072	84,901
Quanex Building Products Corp.	2,765	49,632
Simpson Manufacturing Co., Inc.	3,832	238,312
Trex Co., Inc. (a)	5,384	336,985
Universal Forest Products, Inc.	2,576	94,333
USG Corp. (a)	10,527	453,924
		5,880,782
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	5,022	746,621
Ameriprise Financial, Inc.	12,551	1,755,634
Arlington Asset Investment Corp. Class A (b)	21	217
Artisan Partners Asset Management, Inc. Class A	1,191	35,909
B. Riley Financial, Inc. (b)	1,323	29,834
Bank of New York Mellon Corp.	85,881	4,631,562
BGC Partners, Inc. Class A	17,156	194,206
Security Description	Shares	Value
BlackRock, Inc.	12,834	$ 6,404,679
Cboe Global Markets, Inc.	9,296	967,435
Charles Schwab Corp.	99,595	5,089,304
CME Group, Inc.	28,868	4,732,043
Cohen & Steers, Inc.	1,352	56,392
Cowen, Inc. (a) (b)	2,659	36,827
Diamond Hill Investment Group, Inc.	96	18,665
Donnelley Financial Solutions, Inc. (a)	2,685	46,638
E*TRADE Financial Corp. (a)	21,799	1,333,227
Evercore, Inc. Class A	2,830	298,423
FactSet Research Systems, Inc.	2,793	553,293
Financial Engines, Inc.	6,387	286,776
Franklin Resources, Inc.	31,195	999,800
GAIN Capital Holdings, Inc. (b)	2,526	19,071
GAMCO Investors, Inc. Class A	82	2,194
Goldman Sachs Group, Inc.	29,312	6,465,348
Great Elm Capital Corp.	15	139
Greenhill & Co., Inc. (b)	109	3,096
Hamilton Lane, Inc. Class A	1,163	55,789
Hennessy Advisors, Inc.	100	1,735
Houlihan Lokey, Inc.	1,433	73,398
Interactive Brokers Group, Inc. Class A	5,333	343,499
Intercontinental Exchange, Inc.	49,083	3,610,055
INTL. FCStone, Inc. (a)	1,326	68,567
Invesco, Ltd.	34,662	920,623
Investment Technology Group, Inc.	2,668	55,815
Ladenburg Thalmann Financial Services, Inc.	7,925	26,945
Legg Mason, Inc.	7,905	274,541
LPL Financial Holdings, Inc.	7,792	510,688
MarketAxess Holdings, Inc.	2,812	556,382
Moelis & Co. Class A	3,862	226,506
Moody's Corp.	15,774	2,690,413
Morgan Stanley	114,309	5,418,247
Morningstar, Inc.	1,312	168,264
MSCI, Inc.	7,547	1,248,500
Nasdaq, Inc.	9,897	903,299
Northern Trust Corp.	18,786	1,932,892
Piper Jaffray Cos.	1,356	104,209
PJT Partners, Inc. Class A	1,323	70,635
Pzena Investment Management, Inc. Class A	1,283	11,816
Raymond James Financial, Inc.	10,713	957,207
S&P Global, Inc.	20,636	4,207,474
Safeguard Scientifics, Inc. (a)	84	1,075
SEI Investments Co.	10,748	671,965
Silvercrest Asset Management Group, Inc. Class A	130	2,119
State Street Corp. (c)	31,091	2,894,261
Stifel Financial Corp.	5,451	284,815
T Rowe Price Group, Inc.	20,049	2,327,488
TD Ameritrade Holding Corp.	42,726	2,340,103
Virtu Financial, Inc. Class A	3,968	105,350
Virtus Investment Partners, Inc.	150	19,192

30

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Waddell & Reed Financial, Inc. Class A (b)	1,367	$ 24,565
Westwood Holdings Group, Inc.	182	10,836
WisdomTree Investments, Inc.	9,146	83,046
		67,909,647
CHEMICALS — 2.0%
A Schulman, Inc.	2,513	111,829
Advanced Emissions Solutions, Inc.	1,383	15,711
AdvanSix, Inc. (a)	2,543	93,150
AgroFresh Solutions, Inc. (a)	4,079	28,594
Air Products & Chemicals, Inc.	18,382	2,862,629
Albemarle Corp.	9,364	883,306
American Vanguard Corp.	159	3,649
Ashland Global Holdings, Inc.	5,308	414,979
Axalta Coating Systems, Ltd. (a)	21,128	640,390
Balchem Corp.	2,654	260,464
Cabot Corp.	5,195	320,895
Celanese Corp. Series A	11,533	1,280,855
CF Industries Holdings, Inc.	19,736	876,278
Chase Corp.	160	18,760
Chemours Co.	15,927	706,522
Codexis, Inc. (a) (b)	2,726	39,254
Core Molding Technologies, Inc.	160	2,285
DowDuPont, Inc.	193,076	12,727,570
Eastman Chemical Co.	12,060	1,205,518
Ecolab, Inc.	23,613	3,313,612
Ferro Corp. (a)	6,639	138,423
Flotek Industries, Inc. (a) (b)	42	136
FMC Corp.	10,733	957,491
FutureFuel Corp.	2,520	35,305
GCP Applied Technologies, Inc. (a)	6,591	190,809
Hawkins, Inc.	1,181	41,748
HB Fuller Co.	4,086	219,336
Huntsman Corp.	15,973	466,412
Ingevity Corp. (a)	3,910	316,163
Innophos Holdings, Inc.	1,442	68,639
Innospec, Inc.	2,526	193,365
International Flavors & Fragrances, Inc.	6,564	813,673
Intrepid Potash, Inc. (a)	9,141	37,478
KMG Chemicals, Inc.	1,163	85,806
Koppers Holdings, Inc. (a)	1,442	55,301
Kraton Corp. (a)	2,630	121,348
LSB Industries, Inc. (a) (b)	1,433	7,595
Minerals Technologies, Inc.	2,712	204,349
Mosaic Co.	30,694	860,967
NewMarket Corp.	893	361,219
Olin Corp.	13,357	383,613
OMNOVA Solutions, Inc. (a)	3,861	40,154
Platform Specialty Products Corp. (a)	21,478	249,145
PolyOne Corp.	7,913	342,000
PPG Industries, Inc.	21,326	2,212,146
Praxair, Inc.	24,135	3,816,950
Quaker Chemical Corp.	1,284	198,853
Rayonier Advanced Materials, Inc. (b)	1,261	21,550
Security Description	Shares	Value
RPM International, Inc.	10,708	$ 624,491
Scotts Miracle-Gro Co. (b)	3,836	319,002
Sensient Technologies Corp.	3,966	283,767
Sherwin-Williams Co.	7,090	2,889,671
Stepan Co.	1,446	112,802
Trecora Resources (a)	1,423	21,132
Tredegar Corp.	4,061	95,434
Trinseo SA	3,904	276,989
Tronox, Ltd. Class A	4,081	80,314
Valvoline, Inc.	17,308	373,334
Westlake Chemical Corp.	2,782	299,427
WR Grace & Co.	6,385	468,084
		44,090,671
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	5,336	155,704
ACCO Brands Corp.	9,130	126,451
Advanced Disposal Services, Inc. (a)	5,182	128,410
Aqua Metals, Inc. (a)	30	86
ARC Document Solutions, Inc. (a)	30	53
Brink's Co.	4,797	382,561
Casella Waste Systems, Inc. Class A (a)	2,816	72,118
CECO Environmental Corp.	21	129
Cintas Corp.	7,306	1,352,121
Civeo Corp. (a)	14,483	63,146
Clean Harbors, Inc. (a)	4,800	266,640
Copart, Inc. (a)	17,282	977,470
Covanta Holding Corp.	10,653	175,775
Deluxe Corp.	4,029	266,760
Ennis, Inc.	2,534	51,567
Essendant, Inc.	42	555
Healthcare Services Group, Inc. (b)	6,505	280,951
Heritage-Crystal Clean, Inc. (a)	1,293	25,989
Herman Miller, Inc.	5,262	178,382
HNI Corp.	7,266	270,295
Hudson Technologies, Inc. (a) (b)	3,949	7,937
Interface, Inc.	5,213	119,638
KAR Auction Services, Inc.	11,929	653,709
Kimball International, Inc. Class B	2,726	44,052
Knoll, Inc.	3,910	81,367
LSC Communications, Inc.	21	329
Matthews International Corp. Class A	2,638	155,114
McGrath RentCorp	2,526	159,820
Mobile Mini, Inc.	3,911	183,426
MSA Safety, Inc.	2,724	262,430
Multi-Color Corp.	1,261	81,524
Pitney Bowes, Inc.	1,205	10,327
Quad/Graphics, Inc.	2,627	54,720
Republic Services, Inc.	28,235	1,930,145
Rollins, Inc.	6,782	356,598
RR Donnelley & Sons Co.	84	484
SP Plus Corp. (a)	1,461	54,349
Steelcase, Inc. Class A	7,782	105,057
Stericycle, Inc. (a)	6,835	446,257
Team, Inc. (a) (b)	70	1,617

31

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Tetra Tech, Inc.	5,221	$ 305,429
UniFirst Corp.	1,224	216,526
US Ecology, Inc.	1,466	93,384
Viad Corp.	1,452	78,771
VSE Corp.	156	7,454
Waste Management, Inc.	36,046	2,931,982
		13,117,609
COMMUNICATIONS EQUIPMENT — 1.2%
Acacia Communications, Inc. (a) (b)	1,393	48,490
ADTRAN, Inc.	4,130	61,331
Aerohive Networks, Inc. (a)	2,646	10,505
Applied Optoelectronics, Inc. (a) (b)	2,620	117,638
Arista Networks, Inc. (a)	4,055	1,044,122
ARRIS International PLC (a)	15,020	367,164
CalAmp Corp. (a)	2,748	64,386
Calix, Inc. (a)	3,824	29,827
Ciena Corp. (a)	13,847	367,084
Cisco Systems, Inc.	399,163	17,175,984
Clearfield, Inc. (a)	1,223	13,514
CommScope Holding Co., Inc. (a)	17,190	502,034
Comtech Telecommunications Corp.	50	1,594
DASAN Zhone Solutions, Inc. (a)	140	1,366
Digi International, Inc. (a)	2,547	33,620
EchoStar Corp. Class A (a)	4,052	179,909
EMCORE Corp. (a)	2,506	12,655
Extreme Networks, Inc. (a)	9,388	74,729
F5 Networks, Inc. (a)	5,466	942,612
Finisar Corp. (a) (b)	1,517	27,306
Harmonic, Inc. (a)	126	536
Infinera Corp. (a) (b)	126	1,251
InterDigital, Inc. (a)	2,788	225,549
Juniper Networks, Inc.	32,538	892,192
KVH Industries, Inc. (a)	1,296	17,366
Lumentum Holdings, Inc. (a) (b)	5,277	305,538
Motorola Solutions, Inc.	13,778	1,603,346
NETGEAR, Inc. (a)	2,798	174,875
NetScout Systems, Inc. (a)	8,090	240,273
Oclaro, Inc. (a)	210	1,875
Palo Alto Networks, Inc. (a)	7,779	1,598,351
PC-Tel, Inc. (a)	1,313	8,193
Plantronics, Inc.	2,840	216,550
Quantenna Communications, Inc. (a)	1,493	23,201
Ribbon Communications, Inc. (a)	170	1,210
TESSCO Technologies, Inc.	100	1,730
Ubiquiti Networks, Inc. (a) (b)	1,807	153,089
ViaSat, Inc. (a) (b)	4,141	272,147
Viavi Solutions, Inc. (a)	19,844	203,203
		27,016,345
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	13,978	461,693
Aegion Corp. (a)	2,798	72,048
Ameresco, Inc. Class A (a)	1,343	16,116
Argan, Inc.	1,291	52,866
Security Description	Shares	Value
Comfort Systems USA, Inc.	2,692	$ 123,294
Dycom Industries, Inc. (a)	2,630	248,561
EMCOR Group, Inc.	5,330	406,039
Fluor Corp.	12,658	617,457
Goldfield Corp. (a)	30	128
Granite Construction, Inc. (b)	4,174	232,303
Great Lakes Dredge & Dock Corp. (a)	1,195	6,274
HC2 Holdings, Inc. (a) (b)	3,442	20,136
IES Holdings, Inc. (a)	1,403	23,500
Jacobs Engineering Group, Inc.	10,428	662,074
KBR, Inc.	5,277	94,564
MasTec, Inc. (a)	5,453	276,740
MYR Group, Inc. (a)	1,410	49,999
Northwest Pipe Co. (a)	1,163	22,527
NV5 Global, Inc. (a)	170	11,781
Orion Group Holdings, Inc. (a)	91	752
Primoris Services Corp.	2,502	68,129
Quanta Services, Inc. (a)	10,739	358,683
Sterling Construction Co., Inc. (a)	2,486	32,393
Tutor Perini Corp. (a)	3,136	57,859
Valmont Industries, Inc.	1,474	222,205
		4,138,121
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4,028	422,819
Forterra, Inc. (a)	1,333	12,970
Martin Marietta Materials, Inc.	5,275	1,178,066
Summit Materials, Inc. Class A (a)	11,266	295,732
United States Lime & Minerals, Inc.	40	3,356
US Concrete, Inc. (a) (b)	1,304	68,460
Vulcan Materials Co.	10,711	1,382,362
		3,363,765
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	37,388	982,183
American Express Co.	71,305	6,987,890
Capital One Financial Corp.	40,039	3,679,584
Consumer Portfolio Services, Inc. (a)	15	61
Credit Acceptance Corp. (a) (b)	1,252	442,457
Discover Financial Services	30,068	2,117,088
Elevate Credit, Inc. (a)	1,163	9,839
Encore Capital Group, Inc. (a)	2,488	91,061
Enova International, Inc. (a)	84	3,070
FirstCash, Inc.	3,962	355,986
Green Dot Corp. Class A (a)	3,800	278,882
LendingClub Corp. (a)	1,352	5,124
Navient Corp.	23,064	300,524
Nelnet, Inc. Class A	1,382	80,722
OneMain Holdings, Inc. (a)	6,143	204,500
PRA Group, Inc. (a)	4,043	155,858
Regional Management Corp. (a)	1,183	41,429
Santander Consumer USA Holdings, Inc.	2,754	52,574
SLM Corp. (a)	39,846	456,237
Synchrony Financial	64,913	2,166,796

32

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
World Acceptance Corp. (a)	1,151	$ 127,772
		18,539,637
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	4,009	374,360
Avery Dennison Corp.	6,700	684,070
Ball Corp.	28,599	1,016,694
Bemis Co., Inc.	8,009	338,060
Berry Global Group, Inc. (a)	9,160	420,810
Crown Holdings, Inc. (a)	10,764	481,797
Graphic Packaging Holding Co.	25,375	368,191
Greif, Inc. Class A	1,080	57,121
International Paper Co.	34,738	1,809,155
Myers Industries, Inc.	2,545	48,864
Owens-Illinois, Inc. (a)	14,591	245,275
Packaging Corp. of America	7,886	881,576
Sealed Air Corp.	14,562	618,157
Silgan Holdings, Inc.	8,791	235,863
Sonoco Products Co.	7,993	419,633
UFP Technologies, Inc. (a)	130	4,011
WestRock Co.	21,607	1,232,031
		9,235,668
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	3,908	88,712
Genuine Parts Co.	12,122	1,112,678
LKQ Corp. (a)	25,437	811,440
Pool Corp.	3,418	517,827
Weyco Group, Inc.	150	5,460
		2,536,117
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	5,289	254,401
American Public Education, Inc. (a)	1,334	56,161
Bridgepoint Education, Inc. (a)	1,434	9,364
Bright Horizons Family Solutions, Inc. (a)	3,988	408,850
Cambium Learning Group, Inc. (a)	1,303	14,529
Capella Education Co.	1,260	124,362
Career Education Corp. (a)	5,426	87,738
Carriage Services, Inc.	1,331	32,676
Chegg, Inc. (a) (b)	8,284	230,212
Collectors Universe, Inc.	180	2,653
Graham Holdings Co. Class B	86	50,405
Grand Canyon Education, Inc. (a)	4,030	449,788
H&R Block, Inc.	17,899	407,739
Houghton Mifflin Harcourt Co. (a)	126	964
K12, Inc. (a)	99	1,621
Laureate Education, Inc. Class A (a)	2,676	38,347
Liberty Tax, Inc.	1,163	9,391
Regis Corp. (a)	3,881	64,192
Service Corp. International	16,153	578,116
ServiceMaster Global Holdings, Inc. (a)	11,918	708,764
Sotheby's (a)	3,981	216,328
Strayer Education, Inc.	1,204	136,064
Security Description	Shares	Value
Weight Watchers International, Inc. (a)	5,124	$ 518,036
		4,400,701
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Berkshire Hathaway, Inc. Class B (a)	47,738	8,910,298
Cannae Holdings, Inc. (a)	2,725	50,549
Jefferies Financial Group, Inc.	26,506	602,746
Marlin Business Services Corp.	1,213	36,208
On Deck Capital, Inc. (a)	3,799	26,593
Voya Financial, Inc.	14,713	691,511
		10,317,905
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Alaska Communications Systems Group, Inc. (a)	45	80
AT&T, Inc.	601,618	19,317,954
ATN International, Inc.	1,221	64,432
CenturyLink, Inc.	90,700	1,690,648
Cincinnati Bell, Inc. (a)	3,877	60,869
Cogent Communications Holdings, Inc.	3,937	210,236
Consolidated Communications Holdings, Inc.	126	1,557
Frontier Communications Corp. (b)	105	563
Globalstar, Inc. (a)	60	29
Hawaiian Telcom Holdco, Inc. (a)	1,151	33,287
IDT Corp. Class B (a)	1,261	7,087
Iridium Communications, Inc. (a)	6,457	103,958
Ooma, Inc. (a)	1,333	18,862
ORBCOMM, Inc. (a)	5,292	53,449
pdvWireless, Inc. (a)	180	4,491
Verizon Communications, Inc.	342,680	17,240,231
Vonage Holdings Corp. (a)	17,422	224,569
Windstream Holdings, Inc. (b)	280	1,476
Zayo Group Holdings, Inc. (a)	15,863	578,682
		39,612,460
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	4,128	319,548
Alliant Energy Corp.	19,849	840,010
American Electric Power Co., Inc.	41,053	2,842,920
Duke Energy Corp.	60,814	4,809,171
Edison International	27,818	1,760,045
El Paso Electric Co.	2,828	167,135
Entergy Corp.	15,027	1,214,031
Evergy, Inc.	22,561	1,266,800
Eversource Energy	26,661	1,562,601
Exelon Corp.	79,475	3,385,635
FirstEnergy Corp.	37,261	1,338,043
Hawaiian Electric Industries, Inc.	10,486	359,670
IDACORP, Inc.	4,026	371,358
MGE Energy, Inc.	3,791	239,023
NextEra Energy, Inc.	38,672	6,459,384
OGE Energy Corp.	17,085	601,563
Otter Tail Corp.	3,537	168,361

33

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
PG&E Corp.	44,433	$ 1,891,069
Pinnacle West Capital Corp.	9,279	747,516
PNM Resources, Inc.	6,569	255,534
Portland General Electric Co.	7,824	334,554
PPL Corp. (b)	59,167	1,689,218
Southern Co.	83,814	3,881,426
Spark Energy, Inc. Class A (b)	1,233	12,022
Xcel Energy, Inc.	42,517	1,942,177
		38,458,814
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	3,575	414,235
Allied Motion Technologies, Inc.	160	7,661
AMETEK, Inc.	19,464	1,404,522
Atkore International Group, Inc. (a)	2,666	55,373
AZZ, Inc.	2,556	111,058
Babcock & Wilcox Enterprises, Inc. (a) (b)	3,177	7,561
Emerson Electric Co.	52,690	3,642,987
Encore Wire Corp.	1,452	68,897
Energous Corp. (a) (b)	1,453	21,548
EnerSys	3,870	288,857
Enphase Energy, Inc. (a) (b)	6,373	42,890
FuelCell Energy, Inc. (a) (b)	3,929	5,186
Generac Holdings, Inc. (a)	5,312	274,790
Hubbell, Inc.	3,992	422,114
LSI Industries, Inc.	2,476	13,222
Plug Power, Inc. (a) (b)	18,497	37,364
Powell Industries, Inc.	38	1,324
Preformed Line Products Co.	50	4,439
Regal Beloit Corp.	3,910	319,838
Revolution Lighting Technologies, Inc. (a) (b)	15	60
Rockwell Automation, Inc.	10,662	1,772,344
Sunrun, Inc. (a) (b)	5,422	71,299
Thermon Group Holdings, Inc. (a)	2,535	57,976
TPI Composites, Inc. (a)	1,253	36,638
Vicor Corp. (a)	1,373	59,794
		9,141,977
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Akoustis Technologies, Inc. (a)	1,253	9,109
Amphenol Corp. Class A	25,237	2,199,405
Anixter International, Inc. (a)	2,824	178,759
Arrow Electronics, Inc. (a)	8,026	604,197
Avnet, Inc.	10,641	456,392
AVX Corp.	3,961	62,069
Badger Meter, Inc.	2,681	119,841
Bel Fuse, Inc. Class B	40	836
Belden, Inc. (b)	3,856	235,679
Benchmark Electronics, Inc.	5,148	150,064
CDW Corp.	11,872	959,139
Cognex Corp.	13,214	589,476
Coherent, Inc. (a)	2,232	349,129
Control4 Corp. (a)	2,466	59,948
Corning, Inc.	72,579	1,996,648
CTS Corp.	2,649	95,364
Daktronics, Inc.	2,788	23,726
Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	5,172	$ 319,061
Electro Scientific Industries, Inc. (a) (b)	2,486	39,204
ePlus, Inc. (a)	1,299	122,236
FARO Technologies, Inc. (a)	1,354	73,590
Fitbit, Inc. Class A (a)	1,326	8,659
FLIR Systems, Inc.	11,749	610,595
ID Systems, Inc. (a)	1,283	7,942
II-VI, Inc. (a)	4,126	179,275
Insight Enterprises, Inc. (a)	2,563	125,408
IPG Photonics Corp. (a)	2,700	595,701
Iteris, Inc. (a) (b)	2,506	12,129
Itron, Inc. (a)	2,818	169,221
Jabil, Inc.	13,434	371,584
KEMET Corp. (a)	2,736	66,074
Keysight Technologies, Inc. (a)	15,757	930,136
Kimball Electronics, Inc. (a)	2,496	45,677
Knowles Corp. (a)	16,731	255,984
Littelfuse, Inc.	1,503	342,954
Maxwell Technologies, Inc. (a) (b)	2,606	13,551
Mesa Laboratories, Inc.	70	14,776
Methode Electronics, Inc.	2,692	108,488
MicroVision, Inc. (a) (b)	90	101
MTS Systems Corp.	1,361	71,657
Napco Security Technologies, Inc. (a)	1,203	17,624
National Instruments Corp.	9,382	393,856
Novanta, Inc. (a)	2,649	165,033
OSI Systems, Inc. (a)	1,442	111,510
PAR Technology Corp. (a)	1,193	21,092
Park Electrochemical Corp.	164	3,803
PC Connection, Inc.	1,223	40,604
PCM, Inc. (a)	15	227
Plexus Corp. (a)	2,692	160,282
Rogers Corp. (a)	1,356	151,140
Sanmina Corp. (a)	6,612	193,732
ScanSource, Inc. (a)	2,524	101,717
SYNNEX Corp.	2,586	249,575
Tech Data Corp. (a)	2,756	226,323
Trimble, Inc. (a)	20,006	656,997
TTM Technologies, Inc. (a)	7,818	137,831
VeriFone Systems, Inc. (a)	8,971	204,718
Vishay Intertechnology, Inc.	10,583	245,526
Vishay Precision Group, Inc. (a)	1,272	48,527
Zebra Technologies Corp. Class A (a)	4,099	587,182
		16,291,083
ENERGY EQUIPMENT & SERVICES — 0.8%
Apergy Corp. (a)	5,968	249,164
Archrock, Inc.	6,546	78,552
Aspen Aerogels, Inc. (a)	1,453	7,120
Baker Hughes a GE Co.	36,101	1,192,416
Basic Energy Services, Inc. (a)	2,616	29,064
Bristow Group, Inc. (b)	92	1,298
C&J Energy Services, Inc. (a)	6,542	154,391
CARBO Ceramics, Inc. (a) (b)	21	193
Covia Holdings Corp. (a) (b)	2,904	53,898

34

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Diamond Offshore Drilling, Inc. (a) (b)	11,296	$ 235,634
Dril-Quip, Inc. (a)	63	3,238
Eco-Stim Energy Solutions, Inc. (a)	75	49
Era Group, Inc. (a)	124	1,606
Exterran Corp. (a)	2,773	69,436
Forum Energy Technologies, Inc. (a)	9,055	111,829
Geospace Technologies Corp. (a)	33	464
Gulf Island Fabrication, Inc.	1,273	11,457
Halliburton Co.	74,617	3,362,242
Helix Energy Solutions Group, Inc. (a)	1,202	10,013
Helmerich & Payne, Inc.	9,035	576,072
Hornbeck Offshore Services, Inc. (a)	2,686	10,637
Independence Contract Drilling, Inc. (a)	2,766	11,396
ION Geophysical Corp. (a)	1,183	28,747
Keane Group, Inc. (a)	2,736	37,401
Key Energy Services, Inc. (a)	1,263	20,511
Mammoth Energy Services, Inc. (a)	2,676	90,877
Matrix Service Co. (a)	2,577	47,288
McDermott International, Inc. (a) (b)	14,227	279,560
National Oilwell Varco, Inc.	32,571	1,413,581
Natural Gas Services Group, Inc. (a)	1,231	29,052
Newpark Resources, Inc. (a)	7,884	85,541
Oceaneering International, Inc.	7,962	202,712
Oil States International, Inc. (a)	4,687	150,453
Patterson-UTI Energy, Inc.	19,735	355,230
PHI, Inc. NVDR (a)	21	214
Pioneer Energy Services Corp. (a)	8,658	50,649
ProPetro Holding Corp. (a)	3,929	61,607
RigNet, Inc. (a)	19	196
Rowan Cos. PLC Class A (a)	11,656	189,060
RPC, Inc. (b)	5,351	77,964
Schlumberger, Ltd.	114,770	7,693,033
SEACOR Holdings, Inc. (a)	1,442	82,583
Smart Sand, Inc. (a) (b)	1,443	7,662
Superior Energy Services, Inc. (a)	14,636	142,555
TETRA Technologies, Inc. (a)	1,266	5,634
Tidewater, Inc. (a) (b)	2,546	73,656
Unit Corp. (a)	5,269	134,676
US Silica Holdings, Inc. (b)	7,912	203,259
		17,633,870
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Acadia Realty Trust REIT	6,759	184,994
Agree Realty Corp. REIT	2,580	136,147
Alexander & Baldwin, Inc.	4,627	108,734
Alexander's, Inc. REIT	66	25,254
Alexandria Real Estate Equities, Inc. REIT	7,895	996,112
American Assets Trust, Inc. REIT	5,265	201,597
American Campus Communities, Inc. REIT	12,070	517,562
Security Description	Shares	Value
American Homes 4 Rent Class A REIT	20,013	$ 443,888
American Tower Corp. REIT	37,140	5,354,474
Americold Realty Trust REIT	6,180	136,084
Apartment Investment & Management Co. Class A REIT	13,330	563,859
Apple Hospitality REIT, Inc.	18,417	329,296
Armada Hoffler Properties, Inc. REIT	3,913	58,304
Ashford Hospitality Trust, Inc. REIT	7,808	63,245
AvalonBay Communities, Inc. REIT	11,877	2,041,537
Bluerock Residential Growth REIT, Inc. (b)	1,493	13,318
Boston Properties, Inc. REIT	13,304	1,668,588
Braemar Hotels & Resorts, Inc. REIT	84	959
Brandywine Realty Trust REIT	14,675	247,714
Brixmor Property Group, Inc. REIT	25,181	438,905
Camden Property Trust REIT	7,937	723,299
CareTrust REIT, Inc.	7,882	131,551
CatchMark Timber Trust, Inc. Class A REIT	2,796	35,593
CBL & Associates Properties, Inc. REIT (b)	189	1,053
Cedar Realty Trust, Inc. REIT	18,987	89,619
Chatham Lodging Trust REIT	7,469	158,492
Chesapeake Lodging Trust REIT	6,648	210,343
City Office REIT, Inc.	2,596	33,307
Clipper Realty, Inc. REIT (b)	1,293	11,042
Colony Capital, Inc. REIT (b)	49,412	308,331
Columbia Property Trust, Inc. REIT	10,650	241,861
Community Healthcare Trust, Inc. REIT	1,343	40,115
CoreCivic, Inc. REIT	10,658	254,620
CorEnergy Infrastructure Trust, Inc. REIT	15	564
CorePoint Lodging, Inc. REIT (a)	1,221	31,624
CoreSite Realty Corp. REIT	2,737	303,314
Corporate Office Properties Trust REIT	9,189	266,389
Cousins Properties, Inc. REIT	37,090	359,402
Crown Castle International Corp. REIT	34,533	3,723,348
CubeSmart REIT	17,418	561,208
CyrusOne, Inc. REIT	7,814	456,025
DCT Industrial Trust, Inc. REIT	7,980	532,505
DDR Corp. REIT	12,380	221,602
DiamondRock Hospitality Co. REIT	17,235	211,646
Digital Realty Trust, Inc. REIT	17,687	1,973,515
Douglas Emmett, Inc. REIT	13,222	531,260
Duke Realty Corp. REIT	30,730	892,092
Easterly Government Properties, Inc. REIT	3,424	67,658
EastGroup Properties, Inc. REIT	2,714	259,350

35

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Education Realty Trust, Inc. REIT	6,565	$ 272,447
Empire State Realty Trust, Inc. Class A REIT	10,766	184,099
EPR Properties REIT	6,526	422,820
Equinix, Inc. REIT	6,609	2,841,143
Equity Commonwealth REIT (a)	10,662	335,853
Equity LifeStyle Properties, Inc. REIT	6,669	612,881
Equity Residential REIT	30,727	1,957,003
Essex Property Trust, Inc. REIT	5,373	1,284,523
Extra Space Storage, Inc. REIT	10,651	1,063,076
Farmland Partners, Inc. REIT (b)	2,646	23,285
Federal Realty Investment Trust REIT	6,560	830,168
First Industrial Realty Trust, Inc. REIT	10,424	347,536
Forest City Realty Trust, Inc. Class A REIT	22,283	508,275
Four Corners Property Trust, Inc. REIT	7,664	188,764
Franklin Street Properties Corp. REIT	15,941	136,455
Gaming and Leisure Properties, Inc. REIT	17,499	626,464
GEO Group, Inc. REIT	10,683	294,210
Getty Realty Corp. REIT	3,978	112,060
GGP, Inc. REIT	52,306	1,068,612
Gladstone Commercial Corp. REIT	2,585	49,684
Gladstone Land Corp. REIT (b)	1,193	15,115
Global Medical REIT, Inc. (b)	1,413	12,519
Global Net Lease, Inc. REIT (b)	6,517	133,142
Government Properties Income Trust REIT (b)	6,775	107,384
Gramercy Property Trust REIT	14,030	383,300
HCP, Inc. REIT	40,195	1,037,835
Healthcare Realty Trust, Inc. REIT	10,601	308,277
Healthcare Trust of America, Inc. Class A REIT	17,308	466,624
Hersha Hospitality Trust REIT	4,479	96,075
Highwoods Properties, Inc. REIT	9,186	466,006
Hospitality Properties Trust REIT	14,454	413,529
Host Hotels & Resorts, Inc. REIT	60,887	1,282,889
Hudson Pacific Properties, Inc. REIT	13,243	469,199
Independence Realty Trust, Inc. REIT	6,635	68,407
InfraREIT, Inc. (a)	2,813	62,364
Investors Real Estate Trust REIT	22,626	125,122
Invitation Homes, Inc. REIT	25,312	583,695
Iron Mountain, Inc. REIT	21,281	745,048
iStar, Inc. REIT (a) (b)	6,670	71,969
Jernigan Capital, Inc. REIT (b)	1,253	23,882
Kilroy Realty Corp. REIT	8,056	609,356
Kimco Realty Corp. REIT	34,451	585,322
Kite Realty Group Trust REIT	315	5,380
Lamar Advertising Co. Class A REIT	6,765	462,117
LaSalle Hotel Properties REIT	10,488	359,004
Lexington Realty Trust REIT	5,352	46,723
Security Description	Shares	Value
Liberty Property Trust REIT	11,996	$ 531,783
Life Storage, Inc. REIT	4,009	390,116
LTC Properties, Inc. REIT	3,815	163,053
Macerich Co. REIT	11,985	681,108
Mack-Cali Realty Corp. REIT	7,902	160,253
MedEquities Realty Trust, Inc. REIT	2,626	28,938
Medical Properties Trust, Inc. REIT	39,894	560,112
MGM Growth Properties LLC Class A (b)	5,452	166,068
Mid-America Apartment Communities, Inc. REIT	9,793	985,861
Monmouth Real Estate Investment Corp. REIT	8,014	132,471
National Health Investors, Inc. REIT	3,817	281,237
National Retail Properties, Inc. REIT	13,217	581,019
National Storage Affiliates Trust REIT	4,794	147,751
New Senior Investment Group, Inc. REIT	84	636
New York REIT, Inc. (b)	1,400	25,536
NexPoint Residential Trust, Inc. REIT	1,383	39,346
NorthStar Realty Europe Corp. REIT	4,061	58,844
Omega Healthcare Investors, Inc. REIT (b)	17,091	529,821
One Liberty Properties, Inc. REIT	5,638	148,900
Outfront Media, Inc. REIT	13,097	254,737
Paramount Group, Inc. REIT	17,473	269,084
Park Hotels & Resorts, Inc. REIT	15,976	489,345
Pebblebrook Hotel Trust REIT	5,463	211,964
Pennsylvania Real Estate Investment Trust	5,816	63,918
Physicians Realty Trust REIT	15,833	252,378
Piedmont Office Realty Trust, Inc. Class A REIT	13,163	262,339
PotlatchDeltic Corp. REIT	5,243	266,607
Preferred Apartment Communities, Inc. Class A REIT	2,576	43,766
Prologis, Inc. REIT	44,689	2,935,620
PS Business Parks, Inc. REIT	1,423	182,855
Public Storage REIT	12,751	2,892,692
QTS Realty Trust, Inc. Class A REIT	3,927	155,116
Ramco-Gershenson Properties Trust REIT	8,108	107,107
Rayonier, Inc. REIT	10,532	407,483
Realty Income Corp. REIT	25,268	1,359,166
Regency Centers Corp. REIT	13,119	814,427
Retail Opportunity Investments Corp. REIT	9,353	179,203
Retail Properties of America, Inc. Class A REIT	19,212	245,529
Rexford Industrial Realty, Inc. REIT	5,468	171,640

36

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
RLJ Lodging Trust REIT	14,695	$ 324,025
Ryman Hospitality Properties, Inc. REIT	4,005	333,016
Sabra Health Care REIT, Inc. (b)	15,880	345,072
Saul Centers, Inc. REIT	1,421	76,137
SBA Communications Corp. REIT (a)	9,947	1,642,449
Select Income REIT	6,727	151,156
Senior Housing Properties Trust REIT	21,380	386,764
Seritage Growth Properties Class A REIT (b)	2,577	109,342
Simon Property Group, Inc. REIT	26,646	4,534,883
SL Green Realty Corp. REIT	7,897	793,885
Spirit MTA REIT (a)	3,781	38,944
Spirit Realty Capital, Inc. REIT	37,695	302,691
STAG Industrial, Inc. REIT	7,948	216,424
STORE Capital Corp. REIT	16,217	444,346
Summit Hotel Properties, Inc. REIT	11,855	169,645
Sun Communities, Inc. REIT	6,531	639,254
Sunstone Hotel Investors, Inc. REIT	19,369	321,913
Tanger Factory Outlet Centers, Inc. REIT	7,875	184,984
Taubman Centers, Inc. REIT	5,461	320,888
Terreno Realty Corp. REIT	5,223	196,750
Tier REIT, Inc.	3,949	93,907
UDR, Inc. REIT	22,750	854,035
UMH Properties, Inc. REIT	2,616	40,156
Uniti Group, Inc. REIT (a)	13,270	265,798
Universal Health Realty Income Trust REIT	2,481	158,734
Urban Edge Properties REIT	9,306	212,828
Urstadt Biddle Properties, Inc. Class A REIT	5,108	115,594
Ventas, Inc. REIT	29,520	1,681,164
VEREIT, Inc. REIT	82,284	612,193
Vornado Realty Trust REIT	15,828	1,170,006
Washington Prime Group, Inc. REIT (b)	210	1,703
Washington Real Estate Investment Trust	6,635	201,240
Weingarten Realty Investors REIT	10,588	326,216
Welltower, Inc. REIT	30,840	1,933,360
Weyerhaeuser Co. REIT	63,259	2,306,423
Whitestone REIT (b)	7,957	99,303
WP Carey, Inc. REIT	9,191	609,823
Xenia Hotels & Resorts, Inc. REIT	9,122	222,212
		87,876,032
FOOD & STAPLES RETAILING — 1.3%
Andersons, Inc.	42	1,436
Casey's General Stores, Inc.	2,788	292,963
Chefs' Warehouse, Inc. (a)	1,431	40,784
Costco Wholesale Corp.	36,167	7,558,180
Ingles Markets, Inc. Class A	5,138	163,388
Kroger Co.	73,940	2,103,593
Security Description	Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (a)	22	$ 280
Performance Food Group Co. (a)	7,766	285,012
PriceSmart, Inc.	1,466	132,673
Rite Aid Corp. (a) (b)	4,014	6,944
Smart & Final Stores, Inc. (a)	7,768	43,112
SpartanNash Co.	42	1,072
Sprouts Farmers Market, Inc. (a)	11,938	263,472
SUPERVALU, Inc. (a) (b)	42	862
Sysco Corp.	45,084	3,078,786
United Natural Foods, Inc. (a)	4,126	176,015
US Foods Holding Corp. (a)	17,748	671,229
Village Super Market, Inc. Class A	52	1,532
Weis Markets, Inc.	1,271	67,795
Walmart, Inc.	119,290	10,217,189
Walgreens Boots Alliance, Inc.	70,241	4,215,514
		29,321,831
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	47,115	2,159,281
B&G Foods, Inc. (b)	6,775	202,573
Bunge, Ltd.	11,914	830,525
Calavo Growers, Inc. (b)	1,401	134,706
Cal-Maine Foods, Inc. (a)	2,584	118,476
Campbell Soup Co. (b)	14,837	601,492
Conagra Brands, Inc.	33,610	1,200,885
Darling Ingredients, Inc. (a)	13,358	265,557
Dean Foods Co.	105	1,104
Farmer Brothers Co. (a)	1,193	36,446
Flowers Foods, Inc.	15,868	330,530
Fresh Del Monte Produce, Inc.	2,636	117,434
Freshpet, Inc. (a) (b)	1,463	40,159
General Mills, Inc.	49,187	2,177,017
Hain Celestial Group, Inc. (a)	9,406	280,299
Hershey Co.	12,730	1,184,654
Hormel Foods Corp. (b)	24,149	898,584
Hostess Brands, Inc. (a)	9,214	125,310
Ingredion, Inc.	5,476	606,193
J&J Snack Foods Corp.	1,603	244,409
J.M. Smucker Co.	9,409	1,011,279
John B Sanfilippo & Son, Inc.	180	13,401
Kellogg Co.	29,944	2,092,187
Kraft Heinz Co.	79,023	4,964,225
Lamb Weston Holdings, Inc.	11,796	808,144
Lancaster Colony Corp.	1,190	164,720
Landec Corp. (a)	2,517	37,503
Limoneira Co.	1,222	30,073
McCormick & Co., Inc.	887	102,972
Mondelez International, Inc. Class A	126,442	5,184,122
Pinnacle Foods, Inc.	10,592	689,116
Post Holdings, Inc. (a) (b)	5,449	468,723
Sanderson Farms, Inc. (b)	1,474	154,991
Seneca Foods Corp. Class A (a)	162	4,374
Tootsie Roll Industries, Inc. (b)	1,277	39,396
TreeHouse Foods, Inc. (a)	4,587	240,863
Tyson Foods, Inc. Class A	24,089	1,658,528
		29,220,251

37

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	9,145	$ 824,330
Chesapeake Utilities Corp.	1,330	106,333
National Fuel Gas Co.	6,661	352,767
New Jersey Resources Corp.	6,780	303,405
Northwest Natural Gas Co.	2,592	165,370
ONE Gas, Inc.	4,078	304,790
RGC Resources, Inc.	130	3,793
South Jersey Industries, Inc. (b)	6,726	225,119
Southwest Gas Holdings, Inc.	3,960	302,029
Spire, Inc.	3,929	277,584
UGI Corp.	14,681	764,440
WGL Holdings, Inc.	3,796	336,895
		3,966,855
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abaxis, Inc.	1,442	119,700
Abbott Laboratories	143,117	8,728,706
ABIOMED, Inc. (a)	3,719	1,521,257
Accuray, Inc. (a)	6,480	26,568
Align Technology, Inc. (a)	6,294	2,153,429
Analogic Corp. (d)	2	168
AngioDynamics, Inc. (a)	2,747	61,093
Anika Therapeutics, Inc. (a)	1,321	42,272
Antares Pharma, Inc. (a) (b)	19,835	51,174
AtriCure, Inc. (a)	2,690	72,764
Atrion Corp.	40	23,976
Avanos Medical, Inc. (a)	4,014	229,801
AxoGen, Inc. (a)	2,476	124,419
Baxter International, Inc.	45,269	3,342,663
Becton Dickinson and Co.	21,982	5,266,008
Boston Scientific Corp. (a)	114,361	3,739,605
Bovie Medical Corp. (a) (b)	15	65
Cantel Medical Corp.	3,386	333,047
Cardiovascular Systems, Inc. (a)	2,730	88,288
Cerus Corp. (a)	9,116	60,804
ConforMIS, Inc. (a)	2,344	2,930
CONMED Corp.	2,584	189,149
Cooper Cos., Inc.	4,054	954,514
Corindus Vascular Robotics, Inc. (a) (b)	10,704	8,838
CryoLife, Inc. (a)	2,656	73,970
CryoPort, Inc. (a) (b)	2,646	41,754
Cutera, Inc. (a)	1,273	51,302
CytoSorbents Corp. (a)	2,486	28,340
Danaher Corp.	51,823	5,113,894
DENTSPLY SIRONA, Inc.	19,325	845,855
DexCom, Inc. (a) (b)	7,942	754,331
Edwards Lifesciences Corp. (a)	17,790	2,589,690
Endologix, Inc. (a) (b)	1,251	7,081
FONAR Corp. (a)	130	3,451
GenMark Diagnostics, Inc. (a) (b)	5,283	33,706
Glaukos Corp. (a) (b)	42	1,707
Globus Medical, Inc. Class A (a)	5,416	273,291
Haemonetics Corp. (a)	4,066	364,639
Heska Corp. (a)	140	14,531
Hill-Rom Holdings, Inc.	5,475	478,186
Hologic, Inc. (a)	24,015	954,596
Security Description	Shares	Value
ICU Medical, Inc. (a)	1,324	$ 388,793
IDEXX Laboratories, Inc. (a)	6,678	1,455,403
Inogen, Inc. (a)	1,470	273,905
Insulet Corp. (a)	5,108	437,756
Integer Holdings Corp. (a)	2,586	167,185
Integra LifeSciences Holdings Corp. (a)	5,431	349,811
Intuitive Surgical, Inc. (a)	9,262	4,431,682
Invacare Corp. (b)	2,719	50,573
Invuity, Inc. (a)	15	59
iRadimed Corp. (a) (b)	80	1,660
iRhythm Technologies, Inc. (a)	1,343	108,958
IRIDEX Corp. (a)	15	102
K2M Group Holdings, Inc. (a)	84	1,890
Lantheus Holdings, Inc. (a)	2,656	38,645
LeMaitre Vascular, Inc.	1,283	42,955
Masimo Corp. (a)	4,005	391,088
Meridian Bioscience, Inc.	169	2,687
Merit Medical Systems, Inc. (a)	4,106	210,227
Natus Medical, Inc. (a)	2,634	90,873
Neogen Corp. (a)	4,269	342,331
Nevro Corp. (a)	2,613	208,648
NuVasive, Inc. (a)	4,033	210,200
Nuvectra Corp. (a)	1,153	23,671
NxStage Medical, Inc. (a)	5,383	150,186
Obalon Therapeutics, Inc. (a)	15	32
OraSure Technologies, Inc. (a)	2,716	44,733
Penumbra, Inc. (a)	2,577	356,013
Quidel Corp. (a)	2,585	171,902
ResMed, Inc.	11,900	1,232,602
Rockwell Medical, Inc. (a) (b)	63	311
RTI Surgical, Inc. (a)	5,118	23,543
SeaSpine Holdings Corp. (a)	1,173	14,803
Senseonics Holdings, Inc. (a) (b)	4,099	16,847
Sientra, Inc. (a)	1,303	25,422
STAAR Surgical Co. (a)	2,828	87,668
Stryker Corp.	29,121	4,917,372
Surmodics, Inc. (a)	1,261	69,607
Tactile Systems Technology, Inc. (a)	1,203	62,556
Teleflex, Inc.	3,821	1,024,830
TransEnterix, Inc. (a) (b)	3,869	16,869
Utah Medical Products, Inc.	299	32,935
Varex Imaging Corp. (a)	2,801	103,889
Varian Medical Systems, Inc. (a)	8,022	912,262
Vermillion, Inc. (a)	45	35
ViewRay, Inc. (a) (b)	2,606	18,034
Viveve Medical, Inc. (a)	1,293	3,517
West Pharmaceutical Services, Inc.	6,449	640,321
Zimmer Biomet Holdings, Inc.	17,101	1,905,735
		59,832,688
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AAC Holdings, Inc. (a) (b)	1,273	11,928
Acadia Healthcare Co., Inc. (a)	7,461	305,230
Aceto Corp.	21	70
Addus HomeCare Corp. (a)	1,223	70,017
Aetna, Inc.	27,029	4,959,822

38

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Amedisys, Inc. (a)	2,814	$ 240,484
American Renal Associates Holdings, Inc. (a)	2,696	42,516
AmerisourceBergen Corp.	13,948	1,189,346
AMN Healthcare Services, Inc. (a)	4,090	239,674
Anthem, Inc.	21,451	5,105,982
BioScrip, Inc. (a)	42	123
BioTelemetry, Inc. (a)	2,726	122,670
Brookdale Senior Living, Inc. (a)	189	1,718
Capital Senior Living Corp. (a)	2,575	27,475
Cardinal Health, Inc.	26,650	1,301,320
Centene Corp. (a)	14,405	1,774,840
Chemed Corp.	1,346	433,156
Cigna Corp.	19,671	3,343,086
Civitas Solutions, Inc. (a)	1,313	21,533
Community Health Systems, Inc. (a) (b)	126	418
CorVel Corp. (a)	2,275	122,850
Cross Country Healthcare, Inc. (a)	2,726	30,668
CVS Health Corp.	84,144	5,414,666
DaVita, Inc. (a)	15,725	1,091,944
Diplomat Pharmacy, Inc. (a)	94	2,403
Encompass Health Corp.	8,147	551,715
Ensign Group, Inc.	3,967	142,098
Envision Healthcare Corp. (a)	9,745	428,877
Express Scripts Holding Co. (a)	47,866	3,695,734
HCA Healthcare, Inc.	23,752	2,436,955
HealthEquity, Inc. (a)	5,263	395,251
Henry Schein, Inc. (a)	13,344	969,308
Humana, Inc.	11,752	3,497,748
Kindred Healthcare, Inc. (a)	7,944	71,496
Laboratory Corp. of America Holdings (a)	8,737	1,568,554
LHC Group, Inc. (a)	1,430	122,394
LifePoint Health, Inc. (a)	63	3,074
Magellan Health, Inc. (a)	2,534	243,137
McKesson Corp.	17,695	2,360,513
MEDNAX, Inc. (a)	7,763	335,983
Molina Healthcare, Inc. (a)	3,979	389,703
National HealthCare Corp.	1,151	81,007
Owens & Minor, Inc. (b)	84	1,404
Patterson Cos., Inc. (b)	10,821	245,312
Premier, Inc. Class A (a) (b)	42	1,528
Providence Service Corp. (a)	1,175	92,296
Psychemedics Corp.	120	2,309
Quest Diagnostics, Inc.	11,255	1,237,375
Quorum Health Corp. (a)	2,506	12,530
R1 RCM, Inc. (a)	6,685	58,026
RadNet, Inc. (a)	2,806	42,090
Select Medical Holdings Corp. (a)	10,697	194,151
Surgery Partners, Inc. (a)	3,999	59,585
Teladoc, Inc. (a) (b)	4,122	239,282
Tenet Healthcare Corp. (a)	10,431	350,169
Tivity Health, Inc. (a)	3,792	133,478
Triple-S Management Corp. Class B (a)	1,504	58,746
UnitedHealth Group, Inc.	79,132	19,414,245
Security Description	Shares	Value
Universal Health Services, Inc. Class B	194	$ 21,619
US Physical Therapy, Inc.	1,201	115,296
WellCare Health Plans, Inc. (a)	3,900	960,336
		66,387,263
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	15,855	190,260
athenahealth, Inc. (a)	3,426	545,214
Castlight Health, Inc. Class B (a)	5,432	23,086
Cerner Corp. (a)	25,373	1,517,052
Computer Programs & Systems, Inc.	28	921
Cotiviti Holdings, Inc. (a)	63	2,780
Evolent Health, Inc. Class A (a)	84	1,768
HealthStream, Inc.	2,530	69,094
HMS Holdings Corp. (a)	105	2,270
Inovalon Holdings, Inc. Class A (a) (b)	8,088	80,274
Medidata Solutions, Inc. (a)	5,195	418,509
Omnicell, Inc. (a)	2,722	142,769
Quality Systems, Inc. (a)	4,064	79,248
Simulations Plus, Inc.	1,203	26,767
Tabula Rasa HealthCare, Inc. (a)	1,163	74,234
Veeva Systems, Inc. Class A (a)	9,291	714,106
Vocera Communications, Inc. (a)	2,560	76,518
		3,964,870
HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	18,008	668,097
BBX Capital Corp.	4,089	36,924
Biglari Holdings, Inc. Class A (a)	4	3,800
Biglari Holdings, Inc. Class B (a)	49	8,991
BJ's Restaurants, Inc.	90	5,400
Bloomin' Brands, Inc.	147	2,955
Bojangles', Inc. (a)	1,393	20,059
Boyd Gaming Corp.	6,630	229,796
Brinker International, Inc. (b)	4,151	197,588
Caesars Entertainment Corp. (a)	43,604	466,563
Carrols Restaurant Group, Inc. (a)	2,666	39,590
Century Casinos, Inc. (a)	1,463	12,801
Cheesecake Factory, Inc. (b)	4,027	221,727
Chipotle Mexican Grill, Inc. (a) (b)	2,370	1,022,347
Choice Hotels International, Inc.	2,724	205,934
Churchill Downs, Inc. (b)	1,150	340,975
Chuy's Holdings, Inc. (a)	81	2,487
Cracker Barrel Old Country Store, Inc. (b)	1,504	234,940
Darden Restaurants, Inc.	10,514	1,125,629
Dave & Buster's Entertainment, Inc. (a) (b)	5,451	259,468
Del Frisco's Restaurant Group, Inc. (a)	1,472	18,547
Del Taco Restaurants, Inc. (a)	2,816	39,931
Denny's Corp. (a)	7,783	123,983
Dine Brands Global, Inc. (b)	83	6,208
Domino's Pizza, Inc.	3,644	1,028,227

39

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Drive Shack, Inc. (a)	5,142	$ 39,696
Dunkin' Brands Group, Inc. (b)	6,942	479,484
El Pollo Loco Holdings, Inc. (a)	1,493	17,020
Eldorado Resorts, Inc. (a) (b)	4,119	161,053
Fiesta Restaurant Group, Inc. (a)	21	603
Habit Restaurants, Inc. Class A (a) (b)	1,453	14,530
Hilton Grand Vacations, Inc. (a)	7,846	272,256
Hilton Worldwide Holdings, Inc.	18,470	1,462,085
Hyatt Hotels Corp. Class A	3,858	297,645
ILG, Inc.	7,846	259,153
Inspired Entertainment, Inc. (a)	1,223	7,644
International Speedway Corp. Class A	1,022	45,683
J Alexander's Holdings, Inc. (a)	1,273	14,194
Jack in the Box, Inc.	2,773	236,038
Las Vegas Sands Corp.	30,320	2,315,235
Lindblad Expeditions Holdings, Inc. (a)	1,483	19,650
Marriott International, Inc. Class A	25,230	3,194,118
Marriott Vacations Worldwide Corp. (b)	1,479	167,068
McDonald's Corp.	66,154	10,365,670
MGM Resorts International	43,405	1,260,047
Monarch Casino & Resort, Inc. (a)	1,183	52,111
Nathan's Famous, Inc.	60	5,646
Noodles & Co. (a)	2,546	31,316
Norwegian Cruise Line Holdings, Ltd. (a)	14,591	689,425
Papa John's International, Inc. (b)	2,594	131,568
Papa Murphy's Holdings, Inc. (a) (b)	15	83
Penn National Gaming, Inc. (a)	6,703	225,154
Pinnacle Entertainment, Inc. (a)	4,066	137,146
Planet Fitness, Inc. Class A (a)	7,852	345,017
Playa Hotels & Resorts NV (a)	6,605	71,334
Potbelly Corp. (a)	2,476	32,064
RCI Hospitality Holdings, Inc.	180	5,697
Red Lion Hotels Corp. (a)	1,323	15,413
Red Robin Gourmet Burgers, Inc. (a) (b)	46	2,144
Red Rock Resorts, Inc. Class A	5,422	181,637
Royal Caribbean Cruises, Ltd.	14,490	1,501,164
Ruth's Hospitality Group, Inc.	2,668	74,837
Scientific Games Corp. Class A (a)	5,105	250,911
SeaWorld Entertainment, Inc. (a)	84	1,833
Shake Shack, Inc. Class A (a)	1,423	94,174
Six Flags Entertainment Corp. (b)	6,594	461,910
Sonic Corp. (b)	4,134	142,292
Speedway Motorsports, Inc.	1,232	21,387
Starbucks Corp.	113,422	5,540,665
Texas Roadhouse, Inc.	5,343	350,020
Town Sports International Holdings, Inc. (a)	2,486	36,171
Vail Resorts, Inc.	3,513	963,229
Wendy's Co.	20,014	343,840
Wingstop, Inc.	2,566	133,740
Wyndham Destinations, Inc.	8,243	364,918
Wyndham Hotels & Resorts, Inc.	8,243	484,936
Security Description	Shares	Value
Wynn Resorts, Ltd.	6,769	$ 1,132,724
Yum China Holdings, Inc.	30,344	1,167,030
Yum! Brands, Inc.	28,472	2,227,080
Zoe's Kitchen, Inc. (a) (b)	21	205
		44,170,660
HOUSEHOLD DURABLES — 0.5%
AV Homes, Inc. (a)	1,203	25,744
Bassett Furniture Industries, Inc.	1,173	32,316
Beazer Homes USA, Inc. (a)	2,617	38,601
Cavco Industries, Inc. (a)	842	174,841
Century Communities, Inc. (a)	1,373	43,318
CSS Industries, Inc.	162	2,738
D.R. Horton, Inc.	28,045	1,149,845
Ethan Allen Interiors, Inc.	2,556	62,622
Flexsteel Industries, Inc.	180	7,182
GoPro, Inc. Class A (a)	105	676
Green Brick Partners, Inc. (a)	45	441
Helen of Troy, Ltd. (a)	2,630	258,923
Hooker Furniture Corp.	1,213	56,890
Hovnanian Enterprises, Inc. Class A (a) (b)	1,346	2,194
Installed Building Products, Inc. (a)	1,495	84,542
iRobot Corp. (a) (b)	2,684	203,367
KB Home	5,443	148,267
La-Z-Boy, Inc.	4,043	123,716
Leggett & Platt, Inc.	10,741	479,478
Lennar Corp. Class A	21,121	1,108,852
Lennar Corp. Class B	360	15,368
LGI Homes, Inc. (a) (b)	1,283	74,068
Libbey, Inc.	21	171
Lifetime Brands, Inc.	1,223	15,471
M/I Homes, Inc. (a)	1,494	39,561
MDC Holdings, Inc.	3,801	116,957
Meritage Homes Corp. (a)	2,741	120,467
Mohawk Industries, Inc. (a)	5,203	1,114,847
New Home Co., Inc. (a)	1,243	12,393
Newell Brands, Inc.	41,236	1,063,476
NVR, Inc. (a)	249	739,617
PICO Holdings, Inc. (a)	184	2,144
PulteGroup, Inc.	22,242	639,457
Skyline Champion Corp. (b)	160	5,606
Taylor Morrison Home Corp. Class A (a)	5,415	112,524
Tempur Sealy International, Inc. (a) (b)	4,140	198,927
Toll Brothers, Inc.	11,985	443,325
TopBuild Corp. (a)	2,752	215,592
TRI Pointe Group, Inc. (a)	10,551	172,614
Tupperware Brands Corp.	4,073	167,971
Universal Electronics, Inc. (a)	31	1,025
Vuzix Corp. (a) (b)	1,363	10,154
Whirlpool Corp.	6,059	886,008
William Lyon Homes Class A (a)	2,524	58,557
ZAGG, Inc. (a)	2,536	43,873
		10,274,726
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a)	1,203	52,306

40

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Church & Dwight Co., Inc.	20,888	$ 1,110,406
Clorox Co.	11,515	1,557,404
Colgate-Palmolive Co.	72,276	4,684,208
Energizer Holdings, Inc. (b)	5,469	344,328
HRG Group, Inc. (a)	13,409	175,524
Kimberly-Clark Corp.	29,079	3,063,182
Oil-Dri Corp. of America	120	5,057
Orchids Paper Products Co. (a)	15	60
Procter & Gamble Co.	209,090	16,321,565
Spectrum Brands Holdings, Inc. (b)	5,121	417,976
WD-40 Co. (b)	1,284	187,785
		27,919,801
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	56,723	760,655
NRG Energy, Inc.	27,825	854,228
NRG Yield, Inc. Class A	5,463	93,144
NRG Yield, Inc. Class C	4,990	85,828
Ormat Technologies, Inc.	2,722	144,783
Pattern Energy Group, Inc. Class A	42	788
TerraForm Global, Inc. Class A (a) (d)	90	459
TerraForm Power, Inc. Class A	190	2,223
Vistra Energy Corp. (a)	29,470	697,260
		2,639,368
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	49,152	9,669,181
Carlisle Cos., Inc.	5,231	566,570
General Electric Co.	718,306	9,776,145
Honeywell International, Inc.	61,858	8,910,645
Raven Industries, Inc.	2,728	104,891
Roper Technologies, Inc.	8,510	2,347,994
		31,375,426
INSURANCE — 2.1%
Aflac, Inc.	63,254	2,721,187
Alleghany Corp.	1,256	722,162
Allstate Corp.	30,573	2,790,398
Ambac Financial Group, Inc. (a)	6,969	138,335
American Equity Investment Life Holding Co.	6,694	240,984
American Financial Group, Inc.	5,476	587,739
American International Group, Inc.	77,171	4,091,606
American National Insurance Co.	1,412	168,861
AMERISAFE, Inc.	1,386	80,041
AmTrust Financial Services, Inc.	84	1,224
Arthur J Gallagher & Co.	14,610	953,741
Assurant, Inc.	4,373	452,562
Atlas Financial Holdings, Inc. (a)	1,173	10,264
Baldwin & Lyons, Inc. Class B	158	3,855
Brighthouse Financial, Inc. (a)	9,848	394,609
Brown & Brown, Inc.	18,518	513,504
Cincinnati Financial Corp.	13,192	882,017
Citizens, Inc. (a) (b)	3,830	29,836
CNO Financial Group, Inc.	15,770	300,261
Crawford & Co. Class B	1,193	10,319
eHealth, Inc. (a)	1,415	31,271
Security Description	Shares	Value
EMC Insurance Group, Inc.	1,153	$ 32,030
Employers Holdings, Inc.	2,660	106,932
FBL Financial Group, Inc. Class A	1,175	92,531
FedNat Holding Co.	1,213	27,984
First American Financial Corp.	8,098	418,829
FNF Group	23,740	893,099
Genworth Financial, Inc. Class A (a)	1,541	6,934
Hallmark Financial Services, Inc. (a)	1,373	13,703
Hanover Insurance Group, Inc.	3,854	460,784
Hartford Financial Services Group, Inc.	30,740	1,571,736
HCI Group, Inc.	108	4,490
Health Insurance Innovations, Inc. Class A (a)	180	5,823
Heritage Insurance Holdings, Inc. (b)	1,423	23,721
Horace Mann Educators Corp.	2,788	124,345
Independence Holding Co.	110	3,658
Infinity Property & Casualty Corp.	1,228	174,806
Kemper Corp.	3,870	292,765
Kingstone Cos., Inc.	1,153	19,486
Kinsale Capital Group, Inc.	1,353	74,226
Lincoln National Corp.	18,568	1,155,858
Loews Corp.	23,136	1,117,006
Markel Corp. (a)	1,184	1,283,870
Marsh & McLennan Cos., Inc.	43,234	3,543,891
MBIA, Inc. (a)	7,819	70,684
Mercury General Corp.	2,576	117,363
MetLife, Inc.	75,201	3,278,764
National General Holdings Corp.	5,163	135,942
National Western Life Group, Inc. Class A	96	29,497
Navigators Group, Inc.	1,482	84,474
Old Republic International Corp.	21,429	426,651
Primerica, Inc.	4,134	411,746
Principal Financial Group, Inc.	23,852	1,262,963
ProAssurance Corp.	5,135	182,036
Progressive Corp.	47,210	2,792,471
Prudential Financial, Inc.	35,952	3,361,872
Reinsurance Group of America, Inc.	5,378	717,855
RLI Corp.	3,846	254,567
Safety Insurance Group, Inc.	1,274	108,800
Selective Insurance Group, Inc.	4,153	228,415
State Auto Financial Corp.	1,261	37,717
Stewart Information Services Corp.	1,497	64,476
Tiptree, Inc.	15	102
Torchmark Corp.	9,331	759,637
Travelers Cos., Inc.	22,776	2,786,416
Trupanion, Inc. (a) (b)	1,403	54,156
United Fire Group, Inc.	1,442	78,603
United Insurance Holdings Corp.	1,493	29,233
Universal Insurance Holdings, Inc.	2,625	92,137
Unum Group	19,013	703,291
White Mountains Insurance Group, Ltd.	64	58,023

41

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
WR Berkley Corp.	7,785	$ 563,712
		45,264,886
INTERNET & CATALOG RETAIL — 3.7%
1-800-Flowers.com, Inc. Class A (a)	2,496	31,325
Amazon.com, Inc. (a)	33,599	57,111,580
Booking Holdings, Inc. (a)	4,031	8,171,200
Duluth Holdings, Inc. Class B (a)	1,353	32,188
Expedia Group, Inc.	10,516	1,263,918
FTD Cos., Inc. (a)	21	97
Gaia, Inc. (a)	1,163	23,551
Groupon, Inc. (a) (b)	41,101	176,734
Lands' End, Inc. (a)	21	586
Liberty Expedia Holdings, Inc. Class A (a)	3,741	164,380
Liberty TripAdvisor Holdings, Inc. Class A (a)	105	1,690
Netflix, Inc. (a)	35,041	13,716,099
Nutrisystem, Inc. (b)	2,653	102,140
Overstock.com, Inc. (a) (b)	1,202	40,447
PetMed Express, Inc. (b)	1,417	62,419
Shutterfly, Inc. (a)	2,798	251,904
TripAdvisor, Inc. (a) (b)	7,283	405,736
US Auto Parts Network, Inc. (a)	30	45
Wayfair, Inc. Class A (a)	4,112	488,341
		82,044,380
INTERNET SOFTWARE & SERVICES — 3.8%
2U, Inc. (a) (b)	3,949	329,978
Actua Corp. (a) (d)	1,285	1,285
Akamai Technologies, Inc. (a)	13,320	975,424
Alarm.com Holdings, Inc. (a) (b)	1,463	59,076
Alphabet, Inc. Class A (a)	24,805	28,009,558
Alteryx, Inc. Class A (a) (b)	1,153	43,998
Amber Road, Inc. (a)	1,463	13,767
ANGI Homeservices, Inc. Class A (a) (b)	4,009	61,658
Apptio, Inc. Class A (a)	1,453	52,599
Benefitfocus, Inc. (a)	42	1,411
Blucora, Inc. (a)	3,884	143,708
Box, Inc. Class A (a)	7,911	197,696
Brightcove, Inc. (a)	2,657	25,640
Carbonite, Inc. (a)	1,443	50,361
Care.com, Inc. (a)	1,423	29,712
Cars.com, Inc. (a)	5,424	153,987
ChannelAdvisor Corp. (a)	84	1,180
Cloudera, Inc. (a)	6,369	86,873
Cornerstone OnDemand, Inc. (a)	5,404	256,312
Coupa Software, Inc. (a)	2,586	160,953
eBay, Inc. (a)	81,527	2,956,169
Endurance International Group Holdings, Inc. (a)	1,196	11,900
Envestnet, Inc. (a)	3,889	213,701
Etsy, Inc. (a)	9,376	395,573
Facebook, Inc. Class A (a)	195,997	38,086,137
Five9, Inc. (a)	4,122	142,498
GoDaddy, Inc. Class A (a)	9,227	651,426
Security Description	Shares	Value
Gogo, Inc. (a) (b)	63	$ 306
GrubHub, Inc. (a)	6,639	696,497
GTT Communications, Inc. (a) (b)	2,556	115,020
Hortonworks, Inc. (a)	3,989	72,680
IAC/InterActiveCorp (a)	6,007	916,007
Instructure, Inc. (a)	1,403	59,698
Internap Corp. (a) (b)	1,400	14,588
j2 Global, Inc.	3,980	344,708
Leaf Group, Ltd. (a)	1,193	12,944
Limelight Networks, Inc. (a)	10,096	45,129
Liquidity Services, Inc. (a)	21	138
LivePerson, Inc. (a)	2,677	56,485
LogMeIn, Inc.	4,025	415,581
Marchex, Inc. Class B	2,636	8,066
Match Group, Inc. (a) (b)	2,746	106,380
Meet Group, Inc. (a) (b)	6,475	29,008
MercadoLibre, Inc. (b)	3,368	1,006,796
MINDBODY, Inc. Class A (a)	2,576	99,434
New Relic, Inc. (a)	2,767	278,333
NIC, Inc.	5,381	83,675
Nutanix, Inc. Class A (a)	9,220	475,475
Okta, Inc. (a) (b)	5,624	283,281
Pandora Media, Inc. (a) (b)	1,205	9,495
Q2 Holdings, Inc. (a)	2,697	153,864
QuinStreet, Inc. (a)	3,382	42,951
Quotient Technology, Inc. (a)	5,378	70,452
Reis, Inc.	1,153	25,135
Rhythmone PLC (a)	1,198	2,689
Seven Stars Cloud Group, Inc. (a)	2,668	5,016
Shutterstock, Inc. (a)	119	5,648
SPS Commerce, Inc. (a)	42	3,086
Stamps.com, Inc. (a)	1,174	297,081
Synacor, Inc. (a)	30	60
TechTarget, Inc. (a)	2,363	67,109
Telaria, Inc. (a)	1,453	5,870
Trade Desk, Inc. Class A (a)	2,536	237,877
TrueCar, Inc. (a)	84	848
Twilio, Inc. Class A (a)	5,254	294,329
Twitter, Inc. (a)	56,158	2,452,420
VeriSign, Inc. (a)	8,058	1,107,330
Web.com Group, Inc. (a)	4,036	104,331
XO Group, Inc. (a)	1,494	47,808
Yelp, Inc. (a)	3,919	153,546
Zillow Group, Inc. Class A (a) (b)	4,056	242,346
		83,562,100
IT SERVICES — 4.1%
Acxiom Corp. (a)	6,591	197,400
ALJ Regional Holdings, Inc. (a)	15	28
Alliance Data Systems Corp.	4,104	957,053
Amdocs, Ltd.	12,395	820,425
Automatic Data Processing, Inc.	36,697	4,922,536
Black Knight, Inc. (a)	10,744	575,341
Booz Allen Hamilton Holding Corp.	12,096	528,958
Broadridge Financial Solutions, Inc.	9,292	1,069,509
CACI International, Inc. Class A (a)	2,165	364,911

42

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Cardtronics PLC Class A (a)	63	$ 1,523
Cass Information Systems, Inc.	1,188	81,758
Cognizant Technology Solutions Corp. Class A	49,108	3,879,041
Conduent, Inc. (a)	18,921	343,795
Convergys Corp.	8,009	195,740
CoreLogic, Inc. (a)	5,450	282,855
CSG Systems International, Inc.	2,680	109,532
DXC Technology Co.	23,876	1,924,644
EPAM Systems, Inc. (a)	4,017	499,434
Euronet Worldwide, Inc. (a)	4,046	338,933
Everi Holdings, Inc. (a)	5,302	38,174
EVERTEC, Inc.	84	1,835
ExlService Holdings, Inc. (a)	2,670	151,149
Fidelity National Information Services, Inc.	26,698	2,830,789
First Data Corp. Class A (a)	39,146	819,326
Fiserv, Inc. (a)	35,164	2,605,301
FleetCor Technologies, Inc. (a)	7,584	1,597,570
Gartner, Inc. (a)	7,578	1,007,116
Global Payments, Inc.	12,045	1,342,897
Hackett Group, Inc.	1,493	23,993
Helios & Matheson Analytics, Inc. (a)	120	37
Information Services Group, Inc. (a)	2,506	10,275
International Business Machines Corp.	77,148	10,777,576
Jack Henry & Associates, Inc.	6,649	866,764
Leidos Holdings, Inc.	12,085	713,015
ManTech International Corp. Class A	2,526	135,495
Mastercard, Inc. Class A	76,761	15,085,072
MAXIMUS, Inc.	5,312	329,928
MoneyGram International, Inc. (a)	45	301
Paychex, Inc.	26,723	1,826,517
PayPal Holdings, Inc. (a)	94,688	7,884,670
Perficient, Inc. (a)	2,729	71,964
Perspecta, Inc.	11,880	244,134
PFSweb, Inc. (a)	1,303	12,665
PRGX Global, Inc. (a)	1,393	13,512
Sabre Corp.	17,166	422,970
Science Applications International Corp.	3,386	274,029
ServiceSource International, Inc. (a)	63	248
Square, Inc. Class A (a)	22,664	1,397,009
StarTek, Inc. (a)	1,243	7,818
Sykes Enterprises, Inc. (a)	3,821	109,968
Syntel, Inc. (a)	127	4,075
Teradata Corp. (a)	9,878	396,602
Total System Services, Inc.	14,851	1,255,207
TTEC Holdings, Inc.	1,327	45,848
Unisys Corp. (a) (b)	140	1,806
Virtusa Corp. (a)	2,523	122,820
Visa, Inc. Class A	149,603	19,814,917
Western Union Co.	39,640	805,881
WEX, Inc. (a)	3,728	710,109
Security Description	Shares	Value
Worldpay, Inc. Class A (a)	165	$ 13,494
		90,866,292
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	1,443	35,296
American Outdoor Brands Corp. (a)	1,282	15,423
Brunswick Corp.	8,072	520,483
Callaway Golf Co.	7,912	150,091
Clarus Corp. (a)	1,453	11,987
Escalade, Inc.	1,183	16,680
Hasbro, Inc.	9,743	899,376
Johnson Outdoors, Inc. Class A	180	15,215
Malibu Boats, Inc. Class A (a)	1,403	58,842
Mattel, Inc. (b)	37,165	610,249
MCBC Holdings, Inc. (a)	1,323	38,301
Nautilus, Inc. (a)	173	2,716
Polaris Industries, Inc.	5,231	639,124
Sturm Ruger & Co., Inc.	1,356	75,936
Vista Outdoor, Inc. (a)	84	1,301
		3,091,020
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a)	2,806	62,574
Agilent Technologies, Inc.	27,814	1,720,018
Bio-Rad Laboratories, Inc. Class A (a)	215	62,036
Bio-Techne Corp.	2,773	410,265
Bruker Corp.	8,077	234,556
Cambrex Corp. (a)	2,764	144,557
Charles River Laboratories International, Inc. (a)	2,789	313,093
ChromaDex Corp. (a) (b)	2,526	9,371
Enzo Biochem, Inc. (a)	3,879	20,132
Fluidigm Corp. (a) (b)	61	364
Harvard Bioscience, Inc. (a)	2,646	14,156
Illumina, Inc. (a)	11,983	3,346,732
IQVIA Holdings, Inc. (a)	14,080	1,405,466
Luminex Corp.	3,837	113,307
Mettler-Toledo International, Inc. (a)	2,156	1,247,526
NanoString Technologies, Inc. (a)	2,696	36,881
NeoGenomics, Inc. (a) (b)	6,485	85,018
Pacific Biosciences of California, Inc. (a) (b)	10,474	37,183
PerkinElmer, Inc.	9,165	671,153
PRA Health Sciences, Inc. (a)	3,942	368,025
Syneos Health, Inc. (a)	1,394	65,379
Thermo Fisher Scientific, Inc.	33,307	6,899,212
Waters Corp. (a)	6,473	1,253,108
		18,520,112
MACHINERY — 1.9%
Actuant Corp. Class A	5,396	158,373
AGCO Corp.	6,300	382,536
Alamo Group, Inc.	1,215	109,787
Albany International Corp. Class A	2,604	156,631

43

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Allison Transmission Holdings, Inc.	11,944	$ 483,613
Altra Industrial Motion Corp.	2,604	112,232
American Railcar Industries, Inc.	1,391	54,917
Astec Industries, Inc.	1,502	89,820
Barnes Group, Inc.	3,813	224,586
Blue Bird Corp. (a)	1,213	27,111
Briggs & Stratton Corp.	3,870	68,151
Caterpillar, Inc.	49,369	6,697,892
Chart Industries, Inc. (a)	1,313	80,986
CIRCOR International, Inc.	1,356	50,118
Colfax Corp. (a)	7,408	227,055
Columbus McKinnon Corp.	1,444	62,612
Commercial Vehicle Group, Inc. (a)	2,476	18,174
Crane Co.	4,015	321,722
Cummins, Inc.	13,258	1,763,314
Deere & Co.	26,620	3,721,476
DMC Global, Inc.	1,243	55,811
Donaldson Co., Inc.	11,759	530,566
Douglas Dynamics, Inc.	1,447	69,456
Dover Corp.	13,357	977,732
Eastern Co.	130	3,647
Energy Recovery, Inc. (a) (b)	2,706	21,864
EnPro Industries, Inc.	2,568	179,632
ESCO Technologies, Inc.	2,526	145,750
ExOne Co. (a) (b)	1,193	8,446
Federal Signal Corp.	5,253	122,342
Flowserve Corp.	11,756	474,942
Fortive Corp.	25,228	1,945,331
Franklin Electric Co., Inc.	3,870	174,537
FreightCar America, Inc.	1,232	20,685
Gardner Denver Holdings, Inc. (a)	6,080	178,691
Gencor Industries, Inc. (a)	1,143	18,459
Global Brass & Copper Holdings, Inc.	1,433	44,925
Gorman-Rupp Co.	1,393	48,755
Graco, Inc.	13,087	591,794
Graham Corp.	29	748
Greenbrier Cos., Inc. (b)	2,566	135,356
Harsco Corp. (a)	6,662	147,230
Hillenbrand, Inc.	5,286	249,235
Hurco Cos., Inc.	162	7,250
Hyster-Yale Materials Handling, Inc.	1,190	76,458
IDEX Corp.	6,663	909,366
Illinois Tool Works, Inc.	28,499	3,948,251
ITT, Inc.	6,767	353,711
John Bean Technologies Corp.	2,599	231,051
Kadant, Inc.	1,191	114,515
Kennametal, Inc.	6,519	234,032
LB Foster Co. Class A (a)	1,153	26,461
Lincoln Electric Holdings, Inc.	5,222	458,283
Lindsay Corp.	1,274	123,565
Lydall, Inc. (a)	1,346	58,753
Manitex International, Inc. (a)	1,273	15,887
Manitowoc Co., Inc (a)	2,745	70,986
Meritor, Inc. (a)	7,923	162,976
Middleby Corp. (a) (b)	4,704	491,192
Security Description	Shares	Value
Milacron Holdings Corp. (a)	4,109	$ 77,783
Miller Industries, Inc.	1,193	30,481
Mueller Industries, Inc.	5,166	152,449
Mueller Water Products, Inc. Class A	14,385	168,592
Navistar International Corp. (a)	6,780	276,082
NN, Inc.	1,493	28,218
Nordson Corp.	4,365	560,510
Omega Flex, Inc.	70	5,538
Oshkosh Corp.	6,508	457,643
PACCAR, Inc.	29,467	1,825,775
Parker-Hannifin Corp.	11,305	1,761,884
Park-Ohio Holdings Corp.	132	4,924
Proto Labs, Inc. (a)	1,496	177,949
RBC Bearings, Inc. (a)	1,502	193,473
REV Group, Inc. (b)	1,383	23,525
Rexnord Corp. (a)	9,100	264,446
Snap-on, Inc.	4,144	666,024
Spartan Motors, Inc.	1,433	21,638
SPX Corp. (a)	3,917	137,291
SPX FLOW, Inc. (a)	1,351	59,133
Standex International Corp.	1,274	130,203
Stanley Black & Decker, Inc.	13,096	1,739,280
Sun Hydraulics Corp.	1,492	71,899
Tennant Co.	1,346	106,334
Terex Corp.	6,358	268,244
Timken Co.	5,475	238,436
Titan International, Inc.	5,192	55,710
Toro Co.	6,757	407,109
TriMas Corp. (a)	1,410	41,454
Trinity Industries, Inc.	13,185	451,718
Twin Disc, Inc. (a)	150	3,723
Wabash National Corp.	5,312	99,122
WABCO Holdings, Inc. (a)	4,101	479,899
Wabtec Corp. (b)	7,786	767,544
Watts Water Technologies, Inc. Class A	2,592	203,213
Welbilt, Inc. (a)	13,111	292,506
Woodward, Inc.	5,312	408,280
Xylem, Inc.	14,656	987,521
		41,885,330
MARINE — 0.0% (e)
Genco Shipping & Trading, Ltd. (a)	2,516	38,998
Kirby Corp. (a)	4,134	345,602
Matson, Inc.	3,886	149,145
		533,745
MEDIA — 1.3%
AMC Entertainment Holdings, Inc. Class A	21	334
AMC Networks, Inc. Class A (a) (b)	4,175	259,685
Beasley Broadcast Group, Inc. Class A	140	1,568
Cable One, Inc.	276	202,388
CBS Corp. Class B	3,078	173,045
Charter Communications, Inc. Class A (a)	14,547	4,265,326

44

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Cinemark Holdings, Inc.	9,195	$ 322,561
Clear Channel Outdoor Holdings, Inc. Class A	42	181
Comcast Corp. Class A	24,014	787,899
Daily Journal Corp. (a) (b)	30	6,906
Discovery, Inc. Class A (a) (b)	12,344	339,460
Discovery, Inc. Class C (a)	5,642	143,871
DISH Network Corp. Class A (a)	18,982	637,985
Entercom Communications Corp. Class A (b)	7,181	54,217
Entravision Communications Corp. Class A	6,445	32,225
EW Scripps Co. Class A	5,307	71,061
Gannett Co., Inc.	9,442	101,030
GCI Liberty, Inc. Class A (a)	91	4,102
Global Eagle Entertainment, Inc. (a) (b)	147	371
Gray Television, Inc. (a)	5,366	84,783
Hemisphere Media Group, Inc. (a)	1,363	17,855
Interpublic Group of Cos., Inc.	34,624	811,587
John Wiley & Sons, Inc. Class A	829	51,730
Lee Enterprises, Inc. (a) (b)	3,959	11,283
Liberty Broadband Corp. Class A (a)	2,588	195,756
Liberty Media Corp.-Liberty Braves Class A (a)	82	2,108
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	2,494	88,063
Liberty Media Corp.-Liberty SiriusXM Class A (a)	8,101	364,950
Lions Gate Entertainment Corp. Class A	6,568	163,018
Live Nation Entertainment, Inc. (a)	11,925	579,197
Loral Space & Communications, Inc. (a)	88	3,309
Madison Square Garden Co. Class A (a)	1,396	433,025
Marcus Corp.	1,414	45,955
MDC Partners, Inc. Class A (a)	109	501
Meredith Corp.	3,805	194,055
MSG Networks, Inc. Class A (a)	5,299	126,911
National CineMedia, Inc.	63	529
New Media Investment Group, Inc.	1,290	23,839
New York Times Co. Class A	10,525	272,598
News Corp. Class B	9,346	148,134
Nexstar Media Group, Inc. Class A (b)	3,863	283,544
Omnicom Group, Inc.	19,570	1,492,604
Salem Media Group, Inc.	15	77
Scholastic Corp.	2,616	115,915
Sinclair Broadcast Group, Inc. Class A	6,575	211,386
Sirius XM Holdings, Inc. (b)	113,021	765,152
TEGNA, Inc.	19,638	213,072
Townsquare Media, Inc. Class A	1,143	7,395
Tribune Media Co. Class A	7,057	270,071
tronc, Inc. (a)	1,263	21,825
Twenty-First Century Fox, Inc. Class B	42,454	2,091,709
Security Description	Shares	Value
Viacom, Inc. Class B	1,373	$ 41,410
Walt Disney Co.	119,477	12,522,384
World Wrestling Entertainment, Inc. Class A (b)	2,715	197,706
		29,257,651
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	25,376	110,132
Alcoa Corp. (a)	15,314	717,920
Allegheny Technologies, Inc. (a)	10,265	257,857
Ampco-Pittsburgh Corp. (a)	1,163	11,921
Carpenter Technology Corp.	3,930	206,600
Century Aluminum Co. (a)	4,148	65,331
Cleveland-Cliffs, Inc. (a) (b)	1,529	12,889
Coeur Mining, Inc. (a)	1,183	8,991
Commercial Metals Co.	12,898	272,277
Compass Minerals International, Inc. (b)	2,710	178,182
Ferroglobe Representation & Warranty Insurance Trust (f)	929	—
Freeport-McMoRan, Inc.	121,004	2,088,529
Gold Resource Corp.	4,139	27,276
Haynes International, Inc.	1,231	45,227
Hecla Mining Co.	33,860	117,833
Kaiser Aluminum Corp.	1,366	142,214
Materion Corp.	1,410	76,352
McEwen Mining, Inc. (a) (b)	19,835	41,058
Mesabi Trust	15	368
Newmont Mining Corp.	45,412	1,712,487
Nucor Corp.	27,007	1,687,937
Olympic Steel, Inc.	1,183	24,145
Reliance Steel & Aluminum Co.	6,267	548,613
Royal Gold, Inc.	5,382	499,665
Ryerson Holding Corp. (a)	1,373	15,309
Schnitzer Steel Industries, Inc. Class A	1,219	41,080
Steel Dynamics, Inc.	17,421	800,495
SunCoke Energy, Inc. (a)	1,468	19,671
Synalloy Corp.	160	3,192
Tahoe Resources, Inc.	15	74
TimkenSteel Corp. (a) (b)	1,209	19,767
United States Steel Corp.	15,000	521,250
Universal Stainless & Alloy Products, Inc. (a)	150	3,551
Warrior Met Coal, Inc. (b)	2,726	75,156
Worthington Industries, Inc.	3,978	166,957
		10,520,306
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	2,565	48,196
AGNC Investment Corp. REIT	34,508	641,504
Annaly Capital Management, Inc. REIT	95,121	978,795
Anworth Mortgage Asset Corp. REIT	7,869	39,109
Apollo Commercial Real Estate Finance, Inc. REIT (b)	9,025	164,977

45

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Arbor Realty Trust, Inc. REIT (b)	3,949	$ 41,188
Ares Commercial Real Estate Corp. REIT	2,506	34,608
ARMOUR Residential REIT, Inc. (b)	1,170	26,688
Blackstone Mortgage Trust, Inc. Class A REIT (b)	7,245	227,710
Capstead Mortgage Corp. REIT	13,257	118,650
Cherry Hill Mortgage Investment Corp. REIT	1,223	21,843
Chimera Investment Corp. REIT	15,966	291,858
CYS Investments, Inc. REIT	13,402	100,515
Dynex Capital, Inc. REIT	1,193	7,790
Ellington Residential Mortgage REIT (b)	1,213	13,222
Exantas Capital Corp. REIT	42	428
Granite Point Mortgage Trust, Inc. REIT (b)	42	771
Great Ajax Corp. REIT	1,313	17,174
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	6,554	129,441
Invesco Mortgage Capital, Inc. REIT	10,629	169,001
Ladder Capital Corp. REIT	6,445	100,671
MFA Financial, Inc. REIT	34,721	263,185
MTGE Investment Corp. REIT	4,134	81,026
New Residential Investment Corp. REIT	26,455	462,698
New York Mortgage Trust, Inc. REIT (b)	9,263	55,671
Orchid Island Capital, Inc. REIT (b)	3,425	25,756
Owens Realty Mortgage, Inc. REIT	1,173	19,566
PennyMac Mortgage Investment Trust REIT	1,180	22,408
Redwood Trust, Inc. REIT	1,222	20,126
Starwood Property Trust, Inc. REIT	20,658	448,485
Sutherland Asset Management Corp. REIT	2,616	42,510
Two Harbors Investment Corp. REIT	14,216	224,613
Western Asset Mortgage Capital Corp. REIT (b)	42	438
		4,840,621
MULTI-UTILITIES — 0.9%
Ameren Corp.	19,833	1,206,838
Avista Corp.	5,501	289,683
Black Hills Corp. (b)	5,160	315,844
CenterPoint Energy, Inc.	35,914	995,177
CMS Energy Corp.	23,848	1,127,533
Consolidated Edison, Inc.	25,311	1,973,752
Dominion Energy, Inc.	53,770	3,666,039
DTE Energy Co.	14,661	1,519,319
MDU Resources Group, Inc.	15,876	455,324
NiSource, Inc.	27,980	735,314
NorthWestern Corp.	4,134	236,671
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	41,340	$ 2,238,148
SCANA Corp.	12,562	483,888
Sempra Energy	21,455	2,491,140
Unitil Corp.	1,338	68,292
Vectren Corp.	6,714	479,715
WEC Energy Group, Inc.	26,510	1,713,871
		19,996,548
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	4,090	170,880
Dillard's, Inc. Class A (b)	1,486	140,427
Dollar General Corp.	22,791	2,247,193
Dollar Tree, Inc. (a)	18,921	1,608,285
Fred's, Inc. Class A	42	96
JC Penney Co., Inc. (a) (b)	1,310	3,065
Kohl's Corp. (b)	14,332	1,044,803
Macy's, Inc.	26,346	986,131
Nordstrom, Inc.	10,763	557,308
Ollie's Bargain Outlet Holdings, Inc. (a)	4,006	290,435
Sears Holdings Corp. (a) (b)	42	99
Target Corp.	46,313	3,525,346
Tuesday Morning Corp. (a) (b)	3,829	11,678
		10,585,746
OIL, GAS & CONSUMABLE FUELS — 5.5%
Abraxas Petroleum Corp. (a)	12,784	36,946
Adams Resources & Energy, Inc.	44	1,892
Anadarko Petroleum Corp.	44,381	3,250,908
Andeavor	12,284	1,611,415
Antero Resources Corp. (a)	20,083	428,772
Apache Corp.	32,769	1,531,951
Approach Resources, Inc. (a) (b)	3,859	9,416
Arch Coal, Inc. Class A	1,722	135,056
Bonanza Creek Energy, Inc. (a)	1,413	53,510
Cabot Oil & Gas Corp.	38,863	924,939
California Resources Corp. (a) (b)	157	7,134
Callon Petroleum Co. (a) (b)	17,356	186,403
Carrizo Oil & Gas, Inc. (a) (b)	7,809	217,481
Centennial Resource Development, Inc. Class A (a)	10,668	192,664
Cheniere Energy, Inc. (a)	20,472	1,334,570
Chesapeake Energy Corp. (a) (b)	73,693	386,151
Chevron Corp.	159,882	20,213,881
Cimarex Energy Co.	8,051	819,109
Clean Energy Fuels Corp. (a)	84	310
Cloud Peak Energy, Inc. (a)	5,232	18,260
CNX Resources Corp. (a)	240	4,267
Concho Resources, Inc. (a)	12,636	1,748,191
ConocoPhillips	97,517	6,789,134
CONSOL Energy, Inc. (a)	2,647	101,512
Contango Oil & Gas Co. (a)	30	170
CVR Energy, Inc. (b)	6,723	248,684
Delek US Holdings, Inc.	6,957	349,033
Denbury Resources, Inc. (a) (b)	1,394	6,705
Devon Energy Corp.	43,737	1,922,679
Diamondback Energy, Inc.	8,273	1,088,479
Dorian LPG, Ltd. (a)	2,701	20,636

46

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Eclipse Resources Corp. (a)	90	$ 144
Enbridge Energy Management LLC (a) (b)	7,104	72,887
Enduro Royalty Trust	15	55
Energen Corp. (a)	8,213	598,071
EOG Resources, Inc.	49,130	6,113,246
EQT Corp.	21,289	1,174,727
Euronav NV	10	92
Evolution Petroleum Corp.	2,636	25,965
Extraction Oil & Gas, Inc. (a) (b)	10,447	153,466
Exxon Mobil Corp.	351,130	29,048,985
Gran Tierra Energy, Inc. (a)	31,260	107,847
Green Plains, Inc. (b)	3,870	70,821
Gulfport Energy Corp. (a)	1,493	18,767
Halcon Resources Corp. (a) (b)	13,200	57,948
Hallador Energy Co.	1,303	9,303
Hess Corp.	24,406	1,632,517
HighPoint Resources Corp. (a) (b)	6,539	39,757
HollyFrontier Corp.	15,042	1,029,324
International Seaways, Inc. (a)	2,556	59,146
Jones Energy, Inc. Class A (a)	105	39
Kinder Morgan, Inc.	156,904	2,772,494
Laredo Petroleum, Inc. (a) (b)	16,164	155,498
Lilis Energy, Inc. (a) (b)	2,606	13,551
Marathon Oil Corp.	73,684	1,537,048
Marathon Petroleum Corp.	40,368	2,832,219
Matador Resources Co. (a) (b)	8,085	242,954
Midstates Petroleum Co., Inc. (a)	2,496	33,971
Murphy Oil Corp. (b)	14,391	485,984
NACCO Industries, Inc. Class A	145	4,894
Newfield Exploration Co. (a)	17,452	527,923
Noble Energy, Inc.	42,255	1,490,756
Oasis Petroleum, Inc. (a)	23,501	304,808
Occidental Petroleum Corp.	63,492	5,313,011
ONEOK, Inc.	33,275	2,323,593
Pacific Ethanol, Inc. (a)	4,019	10,449
Panhandle Oil and Gas, Inc. Class A	3,859	73,707
Par Pacific Holdings, Inc. (a)	3,909	67,938
Parsley Energy, Inc. Class A (a)	21,062	637,757
PBF Energy, Inc. Class A	9,129	382,779
PDC Energy, Inc. (a)	5,433	328,425
Peabody Energy Corp.	10,248	466,079
Penn Virginia Corp. (a)	1,273	108,065
Phillips 66	39,898	4,480,944
Pioneer Natural Resources Co.	14,380	2,721,271
QEP Resources, Inc. (a)	19,383	237,636
Range Resources Corp. (b)	20,221	338,297
Renewable Energy Group, Inc. (a) (b)	2,800	49,980
Resolute Energy Corp. (a) (b)	1,403	43,774
REX American Resources Corp. (a) (b)	142	11,498
Ring Energy, Inc. (a)	5,212	65,775
RSP Permian, Inc. (a)	11,851	521,681
Sabine Royalty Trust	15	706
San Juan Basin Royalty Trust	45	261
Sanchez Energy Corp. (a) (b)	63	285
Security Description	Shares	Value
SandRidge Energy, Inc. (a)	2,656	$ 47,117
SandRidge Permian Trust	45	117
SemGroup Corp. Class A	167	4,242
SilverBow Resources, Inc. (a)	1,203	34,743
SM Energy Co. (b)	9,243	237,453
Southwestern Energy Co. (a)	47,934	254,050
SRC Energy, Inc. (a) (b)	22,626	249,339
Talos Energy, Inc. (a)	1,443	46,364
Targa Resources Corp.	18,007	891,166
Tellurian, Inc. (a) (b)	5,312	44,196
Uranium Energy Corp. (a) (b)	14,188	22,843
Valero Energy Corp.	36,787	4,077,103
W&T Offshore, Inc. (a)	7,908	56,542
Whiting Petroleum Corp. (a)	7,499	395,347
Williams Cos., Inc.	69,744	1,890,760
World Fuel Services Corp.	84	1,714
WPX Energy, Inc. (a)	33,026	595,459
Zion Oil & Gas, Inc. (a) (b)	5,332	21,621
		121,309,552
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	2,795	124,937
Clearwater Paper Corp. (a)	21	485
Domtar Corp.	5,338	254,836
KapStone Paper and Packaging Corp.	6,761	233,254
Louisiana-Pacific Corp.	12,016	327,076
Mercer International, Inc.	2,706	47,355
Neenah, Inc.	1,354	114,887
PH Glatfelter Co.	3,916	76,714
Resolute Forest Products, Inc. (a)	6,535	67,637
Schweitzer-Mauduit International, Inc.	2,630	114,984
Verso Corp. Class A (a)	1,488	32,379
		1,394,544
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	37,150	60,183
Coty, Inc. Class A (b)	39,921	562,886
Edgewell Personal Care Co. (a)	4,352	219,602
elf Beauty, Inc. (a) (b)	1,443	21,991
Estee Lauder Cos., Inc. Class A	18,484	2,637,482
Herbalife Nutrition, Ltd. (a)	12,760	685,467
Inter Parfums, Inc.	1,334	71,369
Medifast, Inc.	1,271	203,564
Natural Health Trends Corp.	1,153	28,848
Nature's Sunshine Products, Inc. (a)	15	140
Nu Skin Enterprises, Inc. Class A	4,134	323,238
USANA Health Sciences, Inc. (a)	1,350	155,655
Veru, Inc. (a)	45	91
		4,970,516
PHARMACEUTICALS — 3.7%
AcelRx Pharmaceuticals, Inc. (a)	7,249	24,465
Aclaris Therapeutics, Inc. (a) (b)	1,423	28,417
Adamis Pharmaceuticals Corp. (a) (b)	2,516	8,051
Aerie Pharmaceuticals, Inc. (a) (b)	2,637	178,129

47

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Agile Therapeutics, Inc. (a)	15	$ 8
Akorn, Inc. (a)	8,004	132,786
Amneal Pharmaceuticals, Inc. (a)	6,505	106,747
Amphastar Pharmaceuticals, Inc. (a)	2,696	41,141
ANI Pharmaceuticals, Inc. (a)	180	12,024
Aratana Therapeutics, Inc. (a)	3,859	16,401
Assembly Biosciences, Inc. (a)	1,333	52,267
Axsome Therapeutics, Inc. (a)	15	48
BioDelivery Sciences International, Inc. (a) (b)	4,029	11,886
Bristol-Myers Squibb Co.	135,633	7,505,930
Catalent, Inc. (a)	10,749	450,276
Clearside Biomedical, Inc. (a) (b)	1,423	15,212
Collegium Pharmaceutical, Inc. (a)	1,363	32,508
Corcept Therapeutics, Inc. (a) (b)	9,450	148,554
Corium International, Inc. (a) (b)	2,616	20,954
Cumberland Pharmaceuticals, Inc. (a)	1,173	7,191
Cymabay Therapeutics, Inc. (a)	2,766	37,120
Depomed, Inc. (a)	63	420
Dermira, Inc. (a)	8,992	82,726
Durect Corp. (a)	26,646	41,568
Eli Lilly & Co.	80,197	6,843,210
Innoviva, Inc. (a)	1,185	16,353
Intersect ENT, Inc. (a)	2,576	96,471
Intra-Cellular Therapies, Inc. (a)	3,837	67,800
Johnson & Johnson	222,680	27,019,991
Lannett Co., Inc. (a) (b)	1,484	20,182
Marinus Pharmaceuticals, Inc. (a) (b)	2,576	18,212
Medicines Co. (a) (b)	10,290	377,643
Melinta Therapeutics, Inc. (a)	21	133
Merck & Co., Inc.	223,910	13,591,337
Mylan NV (a)	39,736	1,436,059
MyoKardia, Inc. (a) (b)	1,493	74,128
Nektar Therapeutics (a)	13,411	654,859
Neos Therapeutics, Inc. (a) (b)	1,373	8,581
Ocular Therapeutix, Inc. (a) (b)	1,493	10,078
Omeros Corp. (a) (b)	5,428	98,464
Pacira Pharmaceuticals, Inc. (a) (b)	3,946	126,469
Paratek Pharmaceuticals, Inc. (a) (b)	1,546	15,769
Pfizer, Inc.	493,708	17,911,726
Phibro Animal Health Corp. Class A	1,424	65,575
Prestige Brands Holdings, Inc. (a) (b)	4,432	170,100
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,303	45,566
Revance Therapeutics, Inc. (a)	2,477	67,994
Strongbridge Biopharma PLC (a)	2,486	14,916
Supernus Pharmaceuticals, Inc. (a)	4,026	240,956
Teligent, Inc. (a) (b)	27,740	95,980
Tetraphase Pharmaceuticals, Inc. (a)	42	150
TherapeuticsMD, Inc. (a) (b)	22,832	142,472
WaVe Life Sciences, Ltd. (a)	15	574
Zoetis, Inc.	41,555	3,540,071
Security Description	Shares	Value
Zogenix, Inc. (a) (b)	1,423	$ 62,897
Zynerba Pharmaceuticals, Inc. (a)	1,153	11,230
		81,800,775
PROFESSIONAL SERVICES — 0.5%
Acacia Research Corp. (a)	124	515
ASGN, Inc. (a)	3,960	309,632
Barrett Business Services, Inc.	162	15,644
BG Staffing, Inc.	160	3,720
CBIZ, Inc. (a)	2,751	63,273
CoStar Group, Inc. (a)	2,693	1,111,213
CRA International, Inc.	169	8,600
Dun & Bradstreet Corp.	2,796	342,929
Equifax, Inc.	10,569	1,322,288
Exponent, Inc.	5,050	243,915
Forrester Research, Inc.	1,271	53,318
Franklin Covey Co. (a)	1,193	29,288
Front Yard Residential Corp. REIT	63	657
FTI Consulting, Inc. (a)	2,788	168,618
GP Strategies Corp. (a)	1,343	23,637
Heidrick & Struggles International, Inc.	2,492	87,220
Hill International, Inc. (a)	3,406	20,095
Huron Consulting Group, Inc. (a)	99	4,049
ICF International, Inc.	1,376	97,765
InnerWorkings, Inc. (a)	4,000	34,760
Insperity, Inc.	3,708	353,187
Kelly Services, Inc. Class A	1,502	33,720
Kforce, Inc.	1,492	51,176
Korn/Ferry International	4,056	251,188
ManpowerGroup, Inc.	5,439	468,080
Mistras Group, Inc. (a)	1,341	25,318
Navigant Consulting, Inc. (a)	4,066	90,021
Nielsen Holdings PLC	30,370	939,344
Resources Connection, Inc.	2,516	42,520
Robert Half International, Inc.	10,745	699,500
TransUnion	15,719	1,126,109
TriNet Group, Inc. (a)	3,820	213,691
TrueBlue, Inc. (a)	3,791	102,168
Verisk Analytics, Inc. (a)	13,847	1,490,491
WageWorks, Inc. (a)	3,866	193,300
Willdan Group, Inc. (a) (b)	1,143	35,399
		10,056,348
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	27,916	1,332,710
Consolidated-Tomoka Land Co.	162	9,965
Forestar Group, Inc. (a) (b)	30	623
FRP Holdings, Inc. (a)	172	11,137
HFF, Inc. Class A	2,720	93,432
Howard Hughes Corp. (a)	2,828	374,710
Jones Lang LaSalle, Inc.	3,976	659,976
Kennedy-Wilson Holdings, Inc.	9,376	198,302
Marcus & Millichap, Inc. (a)	131	5,110
Maui Land & Pineapple Co., Inc. (a)	130	1,456
Rafael Holdings, Inc. Class B (a)	1	9
RE/MAX Holdings, Inc. Class A	1,606	84,235

48

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Realogy Holdings Corp. (b)	10,542	$ 240,358
RMR Group, Inc. Class A	129	10,120
St. Joe Co. (a) (b)	6,519	117,016
Stratus Properties, Inc. (a)	150	4,582
Tejon Ranch Co. (a)	3,574	86,848
Trinity Place Holdings, Inc. (a)	30	197
		3,230,786
ROAD & RAIL — 1.1%
AMERCO	942	335,493
ArcBest Corp.	2,508	114,616
Avis Budget Group, Inc. (a)	6,807	221,227
Celadon Group, Inc. (a)	446	1,333
Covenant Transportation Group, Inc. Class A (a)	1,223	38,524
CSX Corp.	75,497	4,815,199
Daseke, Inc. (a)	1,443	14,329
Genesee & Wyoming, Inc. Class A (a)	5,298	430,833
Heartland Express, Inc.	4,030	74,756
Hertz Global Holdings, Inc. (a)	1,202	18,439
JB Hunt Transport Services, Inc.	7,465	907,371
Kansas City Southern	8,784	930,753
Knight-Swift Transportation Holdings, Inc.	10,348	395,397
Landstar System, Inc.	3,861	421,621
Marten Transport, Ltd.	2,828	66,317
Norfolk Southern Corp.	25,229	3,806,299
Old Dominion Freight Line, Inc.	5,386	802,299
PAM Transportation Services, Inc. (a)	40	1,879
Ryder System, Inc.	4,146	297,932
Saia, Inc. (a)	2,526	204,227
Schneider National, Inc. Class B (b)	6,280	172,763
Union Pacific Corp.	64,337	9,115,266
Universal Logistics Holdings, Inc.	180	4,725
USA Truck, Inc. (a)	140	3,286
Werner Enterprises, Inc.	3,940	147,947
YRC Worldwide, Inc. (a)	182	1,829
		23,344,660
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Adesto Technologies Corp. (a) (b)	1,253	10,525
Advanced Energy Industries, Inc. (a)	2,708	157,308
Advanced Micro Devices, Inc. (a) (b)	80,568	1,207,714
Alpha & Omega Semiconductor, Ltd. (a)	1,363	19,409
Ambarella, Inc. (a) (b)	2,713	104,749
Amkor Technology, Inc. (a)	12,473	107,143
Amtech Systems, Inc. (a)	1,183	7,157
Analog Devices, Inc.	30,775	2,951,938
Applied Materials, Inc.	87,160	4,025,920
Axcelis Technologies, Inc. (a)	1,496	29,621
AXT, Inc. (a)	2,766	19,500
Broadcom, Inc.	34,156	8,287,612
Security Description	Shares	Value
Brooks Automation, Inc.	4,049	$ 132,078
Cabot Microelectronics Corp.	1,442	155,102
Cavium, Inc. (a)	5,689	492,099
CEVA, Inc. (a)	1,410	42,582
Cirrus Logic, Inc. (a)	5,336	204,529
Cohu, Inc.	2,536	62,157
Cree, Inc. (a)	7,956	330,731
CyberOptics Corp. (a) (b)	1,143	19,888
Cypress Semiconductor Corp.	26,667	415,472
Diodes, Inc. (a)	2,612	90,036
DSP Group, Inc. (a)	1,443	17,965
Entegris, Inc.	10,705	362,900
Everspin Technologies, Inc. (a)	1,163	10,374
First Solar, Inc. (a) (b)	6,569	345,924
FormFactor, Inc. (a)	5,452	72,512
GSI Technology, Inc. (a)	1,293	9,723
Ichor Holdings, Ltd. (a) (b)	1,333	28,286
Impinj, Inc. (a) (b)	1,383	30,578
Inphi Corp. (a) (b)	4,029	131,386
Integrated Device Technology, Inc. (a)	10,578	337,227
Intel Corp. (a)	388,766	19,325,558
KLA-Tencor Corp.	13,293	1,362,931
Kopin Corp. (a) (b)	6,511	18,621
Kulicke & Soffa Industries, Inc.	5,382	128,199
Lam Research Corp.	13,537	2,339,870
Lattice Semiconductor Corp. (a)	9,171	60,162
MACOM Technology Solutions Holdings, Inc. (a) (b)	4,072	93,819
MagnaChip Semiconductor Corp. (a) (b)	2,736	28,044
Marvell Technology Group, Ltd.	450	9,648
Maxim Integrated Products, Inc.	22,626	1,327,241
MaxLinear, Inc. (a)	5,704	88,925
Mellanox Technologies, Ltd. (a)	3,868	326,072
Microchip Technology, Inc. (b)	19,385	1,763,066
Micron Technology, Inc. (a)	93,126	4,883,527
MKS Instruments, Inc.	3,896	372,847
Monolithic Power Systems, Inc.	2,692	359,840
Nanometrics, Inc. (a)	1,432	50,707
NeoPhotonics Corp. (a) (b)	2,586	16,111
NVE Corp.	92	11,204
NVIDIA Corp.	46,036	10,905,928
ON Semiconductor Corp. (a)	35,827	796,613
PDF Solutions, Inc. (a) (b)	2,547	30,513
Photronics, Inc. (a)	5,344	42,618
Pixelworks, Inc. (a)	2,486	8,974
Power Integrations, Inc.	2,594	189,492
Qorvo, Inc. (a)	10,821	867,520
QUALCOMM, Inc.	123,526	6,932,279
QuickLogic Corp. (a) (b)	6,775	7,791
Rambus, Inc. (a)	5,344	67,014
Rudolph Technologies, Inc. (a)	2,589	76,634
Semtech Corp. (a)	5,312	249,930
Sigma Designs, Inc. (a)	2,796	17,056
Silicon Laboratories, Inc. (a)	2,773	276,191
Skyworks Solutions, Inc.	15,545	1,502,424

49

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
SolarEdge Technologies, Inc. (a) (b)	2,636	$ 126,133
SunPower Corp. (a) (b)	42	322
Synaptics, Inc. (a)	42	2,116
Teradyne, Inc.	14,625	556,774
Texas Instruments, Inc.	81,284	8,961,561
Ultra Clean Holdings, Inc. (a)	2,746	45,584
Universal Display Corp. (b)	3,821	328,606
Veeco Instruments, Inc. (a)	63	898
Versum Materials, Inc.	7,828	290,810
Xcerra Corp. (a)	2,822	39,423
Xilinx, Inc.	20,887	1,363,086
Xperi Corp.	63	1,014
		86,473,841
SOFTWARE — 6.2%
8x8, Inc. (a)	8,024	160,881
A10 Networks, Inc. (a)	4,019	25,038
ACI Worldwide, Inc. (a)	9,259	228,420
Activision Blizzard, Inc.	60,582	4,623,618
Adobe Systems, Inc. (a)	40,692	9,921,117
Agilysys, Inc. (a)	1,463	22,677
American Software, Inc. Class A	3,875	56,459
ANSYS, Inc. (a)	7,149	1,245,213
Aspen Technology, Inc. (a)	6,227	577,492
Asure Software, Inc. (a) (b)	1,223	19,507
Autodesk, Inc. (a)	17,460	2,288,831
Avaya Holdings Corp. (a) (b)	9,092	182,567
Blackbaud, Inc.	3,870	396,481
Blackline, Inc. (a)	2,496	108,401
Bottomline Technologies de, Inc. (a)	2,808	139,923
CA, Inc.	28,037	999,519
Cadence Design Systems, Inc. (a)	22,312	966,333
CDK Global, Inc.	10,663	693,628
Citrix Systems, Inc. (a)	11,551	1,211,007
CommVault Systems, Inc. (a)	4,060	267,351
Datawatch Corp. (a)	1,183	11,239
Dell Technologies, Inc. Class V (a)	15,901	1,344,907
Digimarc Corp. (a)	1,213	32,508
Ebix, Inc. (b)	1,998	152,348
Electronic Arts, Inc. (a)	25,747	3,630,842
Ellie Mae, Inc. (a) (b)	2,656	275,799
Everbridge, Inc. (a)	1,453	68,901
Fair Isaac Corp. (a)	2,692	520,417
FireEye, Inc. (a) (b)	14,777	227,418
Fortinet, Inc. (a)	11,802	736,799
Glu Mobile, Inc. (a)	2,836	18,179
Guidewire Software, Inc. (a)	6,581	584,261
HubSpot, Inc. (a)	2,935	368,049
Imperva, Inc. (a)	2,665	128,586
Intuit, Inc.	20,315	4,150,456
Manhattan Associates, Inc. (a)	5,515	259,260
Microsoft Corp.	630,345	62,158,320
MicroStrategy, Inc. Class A (a)	55	7,026
Mitek Systems, Inc. (a)	2,676	23,816
MobileIron, Inc. (a)	5,162	22,971
Model N, Inc. (a)	1,463	27,212
Monotype Imaging Holdings, Inc.	2,788	56,596
Security Description	Shares	Value
Nuance Communications, Inc. (a)	25,332	$ 351,735
OneSpan, Inc. (a)	2,615	51,385
Oracle Corp.	245,915	10,835,015
Park City Group, Inc. (a) (b)	1,293	10,215
Paycom Software, Inc. (a) (b)	4,008	396,111
Paylocity Holding Corp. (a)	1,495	87,996
Pegasystems, Inc.	2,513	137,712
Progress Software Corp.	4,043	156,949
Proofpoint, Inc. (a)	3,847	443,598
PROS Holdings, Inc. (a) (b)	2,520	92,156
PTC, Inc. (a)	9,360	878,062
Qualys, Inc. (a)	2,811	236,967
Rapid7, Inc. (a)	1,393	39,310
RealNetworks, Inc. (a)	1,413	5,228
RealPage, Inc. (a)	5,360	295,336
Red Hat, Inc. (a)	14,243	1,913,832
RingCentral, Inc. Class A (a)	5,282	371,589
Rosetta Stone, Inc. (a)	1,473	23,612
Rubicon Project, Inc. (a)	45	128
salesforce.com, Inc. (a)	57,720	7,873,008
SecureWorks Corp. Class A (a) (b)	15	187
ServiceNow, Inc. (a)	14,417	2,486,500
SITO Mobile, Ltd. (a)	15	39
Splunk, Inc. (a)	11,913	1,180,697
SS&C Technologies Holdings, Inc.	15,338	796,042
Symantec Corp.	52,282	1,079,623
Synopsys, Inc. (a)	12,706	1,087,252
Tableau Software, Inc. Class A (a)	5,204	508,691
Take-Two Interactive Software, Inc. (a)	9,142	1,082,047
Telenav, Inc. (a)	2,716	15,210
TiVo Corp.	1,205	16,207
Tyler Technologies, Inc. (a)	2,666	592,119
Ultimate Software Group, Inc. (a) (b)	2,574	662,316
Varonis Systems, Inc. (a)	2,427	180,812
Verint Systems, Inc. (a)	5,279	234,124
VirnetX Holding Corp. (a) (b)	138	469
VMware, Inc. Class A (a)	5,391	792,315
Workday, Inc. Class A (a)	11,689	1,415,772
Workiva, Inc. (a)	1,423	34,721
Zendesk, Inc. (a)	8,057	439,026
Zix Corp. (a)	4,081	21,997
Zynga, Inc. Class A (a)	66,543	270,830
		136,037,313
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	6,501	282,468
Abercrombie & Fitch Co. Class A	199	4,872
Advance Auto Parts, Inc.	6,467	877,572
American Eagle Outfitters, Inc.	14,625	340,031
America's Car-Mart, Inc. (a)	172	10,647
Asbury Automotive Group, Inc. (a)	1,780	122,019
Ascena Retail Group, Inc. (a)	189	753
At Home Group, Inc. (a)	2,696	105,548
AutoNation, Inc. (a)	7,844	381,062
AutoZone, Inc. (a)	2,340	1,569,976
Barnes & Noble Education, Inc. (a)	21	118
Barnes & Noble, Inc.	5,177	32,874

50

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Bed Bath & Beyond, Inc. (b)	11,332	$ 225,790
Best Buy Co., Inc.	21,613	1,611,898
Big 5 Sporting Goods Corp.	21	160
Boot Barn Holdings, Inc. (a)	1,263	26,207
Buckle, Inc. (b)	127	3,416
Build-A-Bear Workshop, Inc. (a)	1,333	10,131
Burlington Stores, Inc. (a)	5,637	848,538
Caleres, Inc.	3,856	132,608
Camping World Holdings, Inc. Class A (b)	1,463	36,546
CarMax, Inc. (a) (b)	15,420	1,123,655
Cato Corp. Class A	3,123	76,888
Chico's FAS, Inc.	189	1,538
Children's Place, Inc. (b)	1,452	175,402
Citi Trends, Inc.	1,255	34,437
Conn's, Inc. (a)	184	6,072
Container Store Group, Inc. (a)	1,373	11,547
Dick's Sporting Goods, Inc.	6,506	229,336
DSW, Inc. Class A	6,549	169,095
Express, Inc. (a)	1,167	10,678
Five Below, Inc. (a)	4,123	402,858
Floor & Decor Holdings, Inc. Class A (a) (b)	5,980	294,993
Foot Locker, Inc.	8,531	449,157
Francesca's Holdings Corp. (a)	42	317
GameStop Corp. Class A (b)	147	2,142
Gap, Inc.	19,212	622,277
Genesco, Inc. (a)	21	834
GNC Holdings, Inc. Class A (a) (b)	105	370
Group 1 Automotive, Inc.	1,452	91,476
Guess?, Inc. (b)	1,274	27,264
Haverty Furniture Cos., Inc.	1,417	30,607
Hibbett Sports, Inc. (a)	42	962
Home Depot, Inc.	96,018	18,733,112
J. Jill, Inc. (a)	2,536	23,686
Kirkland's, Inc. (a)	58	675
L Brands, Inc.	20,159	743,464
Lithia Motors, Inc. Class A	2,495	235,952
Lowe's Cos., Inc.	68,932	6,587,831
Lumber Liquidators Holdings, Inc. (a) (b)	99	2,411
MarineMax, Inc. (a)	1,494	28,311
Michaels Cos., Inc. (a)	9,301	178,300
Monro, Inc. (b)	2,790	162,099
Murphy USA, Inc. (a)	3,719	276,285
New York & Co., Inc. (a)	2,556	13,087
Office Depot, Inc.	2,641	6,735
O'Reilly Automotive, Inc. (a)	6,971	1,907,056
Penske Automotive Group, Inc.	2,773	129,915
Pier 1 Imports, Inc.	105	250
Rent-A-Center, Inc.	170	2,502
RH (a) (b)	1,227	171,412
Ross Stores, Inc.	31,668	2,683,863
Sally Beauty Holdings, Inc. (a) (b)	10,237	164,099
Shoe Carnival, Inc.	1,261	40,919
Sleep Number Corp. (a)	4,134	119,969
Sonic Automotive, Inc. Class A (b)	2,788	57,433
Security Description	Shares	Value
Sportsman's Warehouse Holdings, Inc. (a) (b)	3,426	$ 17,541
Tailored Brands, Inc. (b)	1,163	29,680
Tiffany & Co.	10,495	1,381,142
Tile Shop Holdings, Inc.	21	162
Tilly's, Inc. Class A	1,233	18,680
TJX Cos., Inc.	53,579	5,099,649
Tractor Supply Co.	10,517	804,445
TravelCenters of America LLC (a)	2,646	9,261
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,901	1,144,187
Urban Outfitters, Inc. (a)	6,161	274,473
Vitamin Shoppe, Inc. (a) (b)	42	292
Williams-Sonoma, Inc. (b)	6,715	412,167
Winmark Corp.	60	8,907
Zumiez, Inc. (a)	94	2,355
		51,857,446
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
3D Systems Corp. (a) (b)	126	1,740
Apple, Inc.	421,152	77,959,447
Avid Technology, Inc. (a)	2,806	14,591
Cray, Inc. (a)	42	1,033
Diebold Nixdorf, Inc. (b)	6,429	76,827
Eastman Kodak Co. (a) (b)	3,789	14,398
Electronics For Imaging, Inc. (a)	3,990	129,914
Hewlett Packard Enterprise Co.	132,833	1,940,690
HP, Inc.	139,586	3,167,206
Immersion Corp. (a)	21	324
Intevac, Inc. (a)	1,453	7,047
NCR Corp. (a)	10,376	311,073
NetApp, Inc.	22,809	1,791,191
Pure Storage, Inc. Class A (a)	7,890	188,413
Quantum Corp. (a)	2,736	6,019
Stratasys, Ltd. (a)	63	1,206
Super Micro Computer, Inc. (a)	3,813	90,178
USA Technologies, Inc. (a)	3,929	55,006
Western Digital Corp.	24,136	1,868,368
Xerox Corp.	21,030	504,720
		88,129,391
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	3,972	430,525
Columbia Sportswear Co.	2,604	238,188
Crocs, Inc. (a)	6,800	119,748
Culp, Inc.	1,203	29,534
Deckers Outdoor Corp. (a)	2,702	305,029
Delta Apparel, Inc. (a)	140	2,709
Fossil Group, Inc. (a)	63	1,693
G-III Apparel Group, Ltd. (a)	3,905	173,382
Hanesbrands, Inc. (b)	30,602	673,856
Kingold Jewelry, Inc. (a)	45	57
Lakeland Industries, Inc. (a)	150	2,122
Lululemon Athletica, Inc. (a)	8,276	1,033,258
Movado Group, Inc.	1,334	64,432
NIKE, Inc. Class B	105,624	8,416,120
Oxford Industries, Inc.	1,334	110,695

51

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Perry Ellis International, Inc. (a)	1,252	$ 34,017
PVH Corp.	6,574	984,259
Ralph Lauren Corp.	4,575	575,169
Sequential Brands Group, Inc. (a) (b)	3,839	7,563
Skechers U.S.A., Inc. Class A (a)	9,364	281,013
Steven Madden, Ltd.	5,059	268,633
Superior Group of Cos., Inc.	180	3,728
Tapestry, Inc.	24,128	1,127,019
Under Armour, Inc. Class A (a) (b)	15,082	339,043
Unifi, Inc. (a)	1,331	42,193
Vera Bradley, Inc. (a)	21	295
VF Corp.	32,663	2,662,688
Wolverine World Wide, Inc.	7,949	276,387
		18,203,355
THRIFTS & MORTGAGE FINANCE — 0.2%
Beneficial Bancorp, Inc.	5,276	85,471
BofI Holding, Inc. (a)	5,384	220,259
Capitol Federal Financial, Inc.	11,822	155,578
Charter Financial Corp.	1,367	33,013
Dime Community Bancshares, Inc.	2,649	51,655
ESSA Bancorp, Inc.	1,173	18,569
Federal Agricultural Mortgage Corp. Class C	158	14,138
First Defiance Financial Corp.	1,171	78,527
Flagstar Bancorp, Inc. (a)	1,417	48,546
Home Bancorp, Inc.	130	6,052
HomeStreet, Inc. (a)	2,488	67,052
Impac Mortgage Holdings, Inc. (a) (b)	1,253	11,941
Kearny Financial Corp.	8,069	108,528
LendingTree, Inc. (a) (b)	775	165,695
Meridian Bancorp, Inc.	4,079	78,113
Meta Financial Group, Inc.	180	17,532
MGIC Investment Corp. (a)	34,141	365,992
Nationstar Mortgage Holdings, Inc. (a)	84	1,473
New York Community Bancorp, Inc.	42,379	467,864
NMI Holdings, Inc. Class A (a)	3,989	65,021
Northfield Bancorp, Inc.	4,134	68,707
Northwest Bancshares, Inc.	7,983	138,824
OceanFirst Financial Corp.	3,108	93,116
Ocwen Financial Corp. (a)	2,663	10,545
Oritani Financial Corp.	3,870	62,694
PennyMac Financial Services, Inc. Class A (a)	1,446	28,414
PHH Corp. (a)	63	684
Provident Financial Holdings, Inc.	130	2,480
Provident Financial Services, Inc.	5,223	143,789
Prudential Bancorp, Inc.	1,143	22,060
Radian Group, Inc.	16,181	262,456
Riverview Bancorp, Inc.	1,413	11,926
SI Financial Group, Inc.	1,213	17,892
Southern Missouri Bancorp, Inc.	150	5,853
Territorial Bancorp, Inc.	158	4,898
Timberland Bancorp, Inc.	130	4,854
TrustCo Bank Corp. NY	7,886	70,185
Security Description	Shares	Value
United Community Financial Corp.	3,959	$ 43,509
United Financial Bancorp, Inc.	4,765	83,483
Walker & Dunlop, Inc.	2,537	141,184
Washington Federal, Inc.	8,009	261,894
Waterstone Financial, Inc.	1,493	25,456
Western New England Bancorp, Inc.	2,566	28,226
WSFS Financial Corp.	2,622	139,753
		3,733,901
TOBACCO — 0.9%
22nd Century Group, Inc. (a) (b)	7,858	19,331
Altria Group, Inc.	157,479	8,943,232
Philip Morris International, Inc.	128,775	10,397,293
Turning Point Brands, Inc.	1,343	42,842
Universal Corp.	2,526	166,842
Vector Group, Ltd. (b)	8,071	153,995
		19,723,535
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	8,013	336,306
Aircastle, Ltd.	5,312	108,896
Applied Industrial Technologies, Inc.	3,386	237,528
Beacon Roofing Supply, Inc. (a)	5,339	227,548
BMC Stock Holdings, Inc. (a)	5,372	112,006
CAI International, Inc. (a)	1,265	29,399
DXP Enterprises, Inc. (a)	29	1,108
Fastenal Co. (b)	23,938	1,152,136
Foundation Building Materials, Inc. (a)	1,383	21,270
GATX Corp.	3,880	288,012
General Finance Corp. (a)	1,213	16,436
GMS, Inc. (a)	2,576	69,784
H&E Equipment Services, Inc.	2,635	99,102
HD Supply Holdings, Inc. (a)	15,909	682,337
Herc Holdings, Inc. (a)	2,627	148,005
Huttig Building Products, Inc. (a)	1,463	6,949
Kaman Corp.	2,550	177,709
Lawson Products, Inc. (a)	150	3,652
MRC Global, Inc. (a)	1,222	26,481
MSC Industrial Direct Co., Inc. Class A	3,900	330,915
Nexeo Solutions, Inc. (a)	4,059	37,059
NOW, Inc. (a)	126	1,679
Rush Enterprises, Inc. Class A (a)	1,720	74,614
Rush Enterprises, Inc. Class B (a)	80	3,512
SiteOne Landscape Supply, Inc. (a) (b)	2,745	230,498
Systemax, Inc.	1,223	41,986
Titan Machinery, Inc. (a)	1,414	21,988
United Rentals, Inc. (a)	7,162	1,057,254
Univar, Inc. (a)	9,401	246,682
Veritiv Corp. (a)	1,209	48,179
W.W. Grainger, Inc. (b)	4,079	1,257,964
Watsco, Inc.	2,636	469,946
WESCO International, Inc. (a)	3,916	223,604

52

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
Willis Lease Finance Corp. (a)	70	$ 2,211
		7,792,755
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	7,782	328,400
WATER UTILITIES — 0.1%
American States Water Co.	2,834	161,991
American Water Works Co., Inc.	14,343	1,224,605
Aqua America, Inc.	13,225	465,256
AquaVenture Holdings, Ltd. (a)	1,243	19,366
Cadiz, Inc. (a) (b)	1,453	19,034
California Water Service Group	4,077	158,799
Connecticut Water Service, Inc.	1,114	72,767
Evoqua Water Technologies Corp. (a)	5,524	113,242
Middlesex Water Co.	1,273	53,682
Pure Cycle Corp. (a)	1,443	13,781
SJW Group	1,453	96,218
York Water Co.	1,233	39,209
		2,437,950
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	2,746	62,032
Shenandoah Telecommunications Co.	4,043	132,206
Spok Holdings, Inc.	1,427	21,476
Telephone & Data Systems, Inc.	7,995	219,223
T-Mobile US, Inc. (a)	25,265	1,509,584
United States Cellular Corp. (a)	1,281	47,448
		1,991,969
TOTAL COMMON STOCKS (Cost $2,112,258,436)		2,192,007,169
LIMITED PARTNERSHIPS — 0.0%(e)
CAPITAL MARKETS — 0.0% (e)
JMP Group LLC	1,213	6,514
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
Fortress Transportation & Infrastructure Investors LLC	5,362	96,891
TOTAL LIMITED PARTNERSHIPS (Cost $100,574)		103,405
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
GCI Liberty, Inc. 5.00% (Cost $14)	1	24
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (d)	1,923	4,711
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (d)	875	$ 431
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (d)	1,318	132
TOTAL RIGHTS (Cost $2,565)		5,274
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	4,071,013	4,071,013
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	10,078,060	10,078,060
TOTAL SHORT-TERM INVESTMENTS (Cost $14,149,073)		14,149,073
TOTAL INVESTMENTS — 100.4% (Cost $2,126,510,662)		2,206,264,945
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,886,134)
NET ASSETS — 100.0%		$ 2,198,378,811

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $7,186, representing less than 0.05% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

53

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	39	09/21/2018	$5,407,833	$5,307,120	$(100,713)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 59,407,764	$ —	$—	$ 59,407,764
Air Freight & Logistics	14,454,651	—	—	14,454,651
Airlines	10,686,586	—	—	10,686,586
Auto Components	5,994,394	—	—	5,994,394
Automobiles	12,780,790	—	—	12,780,790
Banks	150,324,141	—	—	150,324,141
Beverages	36,705,604	—	—	36,705,604
Biotechnology	69,232,522	—	—	69,232,522
Building Products	5,880,782	—	—	5,880,782
Capital Markets	67,909,647	—	—	67,909,647
Chemicals	44,090,671	—	—	44,090,671
Commercial Services & Supplies	13,117,609	—	—	13,117,609
Communications Equipment	27,016,345	—	—	27,016,345
Construction & Engineering	4,138,121	—	—	4,138,121
Construction Materials	3,363,765	—	—	3,363,765
Consumer Finance	18,539,637	—	—	18,539,637
Containers & Packaging	9,235,668	—	—	9,235,668
Distributors	2,536,117	—	—	2,536,117
Diversified Consumer Services	4,400,701	—	—	4,400,701
Diversified Financial Services	10,317,905	—	—	10,317,905
Diversified Telecommunication Services	39,612,460	—	—	39,612,460
Electric Utilities	38,458,814	—	—	38,458,814
Electrical Equipment	9,141,977	—	—	9,141,977
Electronic Equipment, Instruments & Components	16,291,083	—	—	16,291,083
Energy Equipment & Services	17,633,870	—	—	17,633,870
Equity Real Estate Investment Trusts (REITS)	87,876,032	—	—	87,876,032
Food & Staples Retailing	29,321,831	—	—	29,321,831
Food Products	29,220,251	—	—	29,220,251
Gas Utilities	3,966,855	—	—	3,966,855
Health Care Equipment & Supplies	59,832,520	168	—	59,832,688
Health Care Providers & Services	66,387,263	—	—	66,387,263
Health Care Technology	3,964,870	—	—	3,964,870
Hotels, Restaurants & Leisure	44,170,660	—	—	44,170,660
Household Durables	10,274,726	—	—	10,274,726
Household Products	27,919,801	—	—	27,919,801
Independent Power Producers & Energy Traders	2,638,909	459	—	2,639,368
Industrial Conglomerates	31,375,426	—	—	31,375,426
Insurance	45,264,886	—	—	45,264,886
Internet & Catalog Retail	82,044,380	—	—	82,044,380
Internet Software & Services	83,560,815	1,285	—	83,562,100
IT Services	90,866,292	—	—	90,866,292
Leisure Equipment & Products	3,091,020	—	—	3,091,020
Life Sciences Tools & Services	18,520,112	—	—	18,520,112
Machinery	41,885,330	—	—	41,885,330
Marine	533,745	—	—	533,745
54

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Media	$ 29,257,651	$ —	$—	$ 29,257,651
Metals & Mining	10,520,306	—	0(a)	10,520,306
Mortgage Real Estate Investment Trust (REITs)	4,840,621	—	—	4,840,621
Multi-Utilities	19,996,548	—	—	19,996,548
Multiline Retail	10,585,746	—	—	10,585,746
Oil, Gas & Consumable Fuels	121,309,552	—	—	121,309,552
Paper & Forest Products	1,394,544	—	—	1,394,544
Personal Products	4,970,516	—	—	4,970,516
Pharmaceuticals	81,800,775	—	—	81,800,775
Professional Services	10,056,348	—	—	10,056,348
Real Estate Management & Development	3,230,786	—	—	3,230,786
Road & Rail	23,344,660	—	—	23,344,660
Semiconductors & Semiconductor Equipment	86,473,841	—	—	86,473,841
Software	136,037,313	—	—	136,037,313
Specialty Retail	51,857,446	—	—	51,857,446
Technology Hardware, Storage & Peripherals	88,129,391	—	—	88,129,391
Textiles, Apparel & Luxury Goods	18,203,355	—	—	18,203,355
Thrifts & Mortgage Finance	3,733,901	—	—	3,733,901
Tobacco	19,723,535	—	—	19,723,535
Trading Companies & Distributors	7,792,755	—	—	7,792,755
Transportation Infrastructure	328,400	—	—	328,400
Water Utilities	2,437,950	—	—	2,437,950
Wireless Telecommunication Services	1,991,969	—	—	1,991,969
Limited Partnerships
Capital Markets	6,514	—	—	6,514
Trading Companies & Distributors	96,891	—	—	96,891
Rights
Biotechnology	—	4,711	—	4,711
Diversified Financial Services	—	431	—	431
Media	—	132	—	132
Preferred Stocks
Media	24	—	—	24
Short-Term Investments	14,149,073	—	—	14,149,073
TOTAL INVESTMENTS	$2,206,257,759	$7,186	$—	$2,206,264,945
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(100,713)	—	—	(100,713)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (100,713)	$ —	$—	$ (100,713)

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	6,161	$ 552,827	$ 2,760,840	$ 269,748	$113,307	$(262,965)	31,091	$ 2,894,261	$ 30,324	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,147,670	1,147,670	40,639,806	37,716,463	—	—	4,071,013	4,071,013	29,293	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,424,445	1,424,445	36,604,451	27,950,836	—	—	10,078,060	10,078,060	120,807	—
Total		$3,124,942	$80,005,097	$65,937,047	$113,307	$(262,965)		$17,043,334	$180,424	$—
55	ARSPTM

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.4%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$ 10,307,000	$ 5,256,570
Lamar Media Corp. 5.38%, 1/15/2024	5,917,000	6,028,240
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	11,371,000	9,878,556
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	6,639,000	6,738,585
5.63%, 2/15/2024	5,673,000	5,719,093
		33,621,044
AEROSPACE & DEFENSE — 1.7%
Arconic, Inc. 5.13%, 10/1/2024 (b)	14,725,000	14,577,750
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	5,974,000	5,974,000
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	14,951,000	14,871,760
6.13%, 1/15/2023 (a)	1,617,000	1,617,000
7.50%, 12/1/2024 (a)	11,523,000	12,114,130
7.50%, 3/15/2025 (a)	18,190,000	18,941,247
8.75%, 12/1/2021 (a)	20,051,000	22,106,227
KLX, Inc. 5.88%, 12/1/2022 (a)	15,731,000	16,341,363
TransDigm UK Holdings PLC 6.88%, 5/15/2026 (a)	6,302,000	6,380,775
TransDigm, Inc.:
6.00%, 7/15/2022	15,058,000	15,175,452
6.38%, 6/15/2026	11,255,000	11,170,588
6.50%, 7/15/2024	15,379,000	15,632,753
6.50%, 5/15/2025 (b)	9,843,000	9,954,226
		164,857,271
AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	9,940,000	9,107,525
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	10,589,000	10,231,621
		19,339,146
AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	7,940,000	7,970,172
5.50%, 10/1/2019 (a)	8,641,000	8,772,343
		16,742,515
APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	10,617,000	10,378,117
4.88%, 5/15/2026 (a) (b)	9,216,500	8,916,964
Under Armour, Inc. 3.25%, 6/15/2026 (b)	6,512,000	5,829,424
		25,124,505
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 1.0%
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	$ 8,296,000	$ 8,835,240
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	18,033,000	18,038,410
5.25%, 4/15/2023 (b)	17,453,000	17,545,501
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	5,620,000	5,570,825
4.25%, 11/15/2019 (a)	6,261,000	6,276,652
4.50%, 10/1/2027 (a) (b)	5,962,000	5,373,253
Navistar International Corp. 6.63%, 11/1/2025 (a)	12,491,000	12,850,741
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	21,411,625	19,056,346
		93,546,968
AUTO PARTS & EQUIPMENT — 1.0%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	10,723,000	9,637,832
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	11,929,000	11,735,750
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	9,054,000	8,940,825
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	9,429,000	9,004,695
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	8,387,000	7,664,041
5.00%, 5/31/2026 (b)	11,473,000	10,741,596
5.13%, 11/15/2023 (b)	14,278,000	14,170,915
IHO Verwaltungs GmbH PIK:
4.13%, 9/15/2021 (a)	5,674,749	5,589,628
4.50%, 9/15/2023 (a)	5,593,000	5,355,297
4.75%, 9/15/2026 (a)	6,963,000	6,553,924
Tenneco, Inc. 5.00%, 7/15/2026	6,440,000	5,750,920
		95,145,423
BANKS — 2.4%
Barclays PLC:
4.38%, 9/11/2024	13,721,000	13,268,311
4.84%, 5/9/2028	23,801,000	22,492,504
5.20%, 5/12/2026	28,477,000	27,962,982
CIT Group, Inc.:
4.13%, 3/9/2021	7,404,000	7,339,215
5.00%, 8/1/2023	8,740,000	8,841,384
5.25%, 3/7/2025	6,220,000	6,278,313
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	17,147,000	15,611,486
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b) (c)	12,686,000	10,852,873
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a) (b)	9,028,000	8,847,440
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	23,257,000	21,059,213

56

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.71%, 1/15/2026 (a)	$ 18,535,000	$ 16,859,436
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	26,594,000	26,828,027
6.00%, 12/19/2023	26,062,000	27,320,795
6.10%, 6/10/2023	1,965,000	2,067,377
6.13%, 12/15/2022	2,659,000	2,784,771
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	12,495,000	11,144,290
		229,558,417
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	8,276,000	8,038,065
BIOTECHNOLOGY — 0.0% (d)
Concordia International Corp.:
7.00%, 4/15/2023 (a)	9,750,000	585,000
9.50%, 10/21/2022 (a)	8,802,000	528,120
		1,113,120
BUILDING MATERIALS — 1.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	8,585,000	8,327,450
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	8,011,000	6,375,955
Griffon Corp. 5.25%, 3/1/2022	12,107,000	11,778,900
Masonite International Corp. 5.63%, 3/15/2023 (a)	7,367,000	7,514,340
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a)	5,279,000	5,094,235
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	12,846,000	11,802,905
5.00%, 2/15/2027 (a)	7,407,000	6,907,027
5.38%, 11/15/2024 (a)	14,339,000	14,159,762
5.50%, 2/15/2023 (a)	6,402,000	6,522,038
6.00%, 10/15/2025 (a)	12,201,000	12,307,759
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	7,662,000	7,776,930
US Concrete, Inc. 6.38%, 6/1/2024	7,727,000	7,746,317
USG Corp. 4.88%, 6/1/2027 (a)	5,563,000	5,688,168
		112,001,786
CHEMICALS — 2.0%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	5,534,000	5,492,495
Blue Cube Spinco LLC:
9.75%, 10/15/2023	9,299,500	10,554,932
10.00%, 10/15/2025 (b)	5,905,000	6,801,822
Chemours Co.:
5.38%, 5/15/2027	6,302,000	6,097,185
Security Description	Principal Amount	Value
6.63%, 5/15/2023 (b)	$ 12,500,000	$ 13,101,250
7.00%, 5/15/2025	8,739,000	9,372,577
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	5,862,000	5,942,603
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	7,325,000	7,544,750
Hexion, Inc. 10.38%, 2/1/2022 (a) (b)	7,740,000	7,556,175
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,670,000	6,569,950
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	6,722,000	6,713,598
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	14,014,000	14,714,700
OCI NV 6.63%, 4/15/2023 (a)	7,710,000	7,836,444
Olin Corp.:
5.00%, 2/1/2030	6,685,000	6,317,325
5.13%, 9/15/2027 (b)	5,790,000	5,630,775
Platform Specialty Products Corp.:
5.88%, 12/1/2025 (a) (b)	9,976,000	9,751,540
6.50%, 2/1/2022 (a)	14,464,000	14,717,120
PQ Corp. 6.75%, 11/15/2022 (a)	7,985,000	8,384,250
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	6,182,000	6,274,730
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	5,685,000	5,365,219
SPCM SA 4.88%, 9/15/2025 (a) (b)	6,146,000	5,854,065
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	5,312,000	5,258,880
Tronox, Inc. 6.50%, 4/15/2026 (a)	7,450,000	7,394,125
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	10,927,000	11,142,262
		194,388,772
COAL — 0.3%
Murray Energy Corp. 11.25%, 4/15/2021 (a)	12,603,000	7,420,646
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	6,491,000	6,596,479
6.38%, 3/31/2025 (a) (b)	5,791,000	5,979,208
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	8,402,000	8,549,035
		28,545,368
COMMERCIAL SERVICES — 3.8%
ADT Corp.:

57

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.88%, 7/15/2032 (a)	$ 9,126,000	$ 7,163,910
6.25%, 10/15/2021 (b)	11,184,000	11,547,480
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	7,534,000	7,332,089
APTIM Corp. 7.75%, 6/15/2025 (a) (b)	6,740,000	5,451,312
APX Group, Inc. 7.88%, 12/1/2022 (b)	11,878,000	11,788,915
Ashtead Capital, Inc.:
4.13%, 8/15/2025 (a)	6,959,000	6,498,314
4.38%, 8/15/2027 (a)	7,209,000	6,684,185
5.63%, 10/1/2024 (a)	6,772,000	6,931,142
Brink's Co. 4.63%, 10/15/2027 (a)	7,184,000	6,717,040
Cenveo Corp. 6.00%, 8/1/2019 (a) (e)	2,175,000	772,125
Garda World Security Corp. 8.75%, 5/15/2025 (a) (b)	7,574,000	7,763,350
Gartner, Inc. 5.13%, 4/1/2025 (a)	8,275,000	8,233,625
Herc Rentals, Inc. 7.75%, 6/1/2024 (a) (b)	6,209,000	6,620,346
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	10,089,000	7,932,981
6.25%, 10/15/2022 (b)	1,946,000	1,736,805
7.63%, 6/1/2022 (a) (b)	15,417,500	14,800,800
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	14,021,000	13,953,699
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	6,352,000	6,129,680
Laureate Education, Inc. 8.25%, 5/1/2025 (a) (b)	10,314,000	11,035,980
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	6,368,000	6,065,520
5.50%, 10/1/2021 (a)	7,871,000	7,910,355
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	31,451,000	30,903,753
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a) (b)	32,165,000	34,246,075
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,811,000	5,636,670
Service Corp. International:
4.63%, 12/15/2027	7,023,000	6,636,735
5.38%, 5/15/2024	9,506,000	9,731,768
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	8,152,000	7,907,440
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	11,124,000	9,553,291
United Rentals North America, Inc.:
4.63%, 7/15/2023	11,703,000	11,688,956
4.63%, 10/15/2025	9,885,000	9,452,531
4.88%, 1/15/2028	19,191,000	17,745,918
Security Description	Principal Amount	Value
5.50%, 7/15/2025	$ 9,557,000	$ 9,628,678
5.50%, 5/15/2027	14,819,000	14,374,430
5.75%, 11/15/2024	12,108,000	12,319,890
5.88%, 9/15/2026	13,844,000	13,982,440
		356,878,228
COMPUTERS — 1.4%
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	5,704,000	6,823,695
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	20,877,000	21,165,103
7.13%, 6/15/2024 (a)	19,645,000	20,774,587
EMC Corp. 3.38%, 6/1/2023 (b)	26,000	24,227
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	12,362,000	12,706,900
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	10,756,000	10,567,770
9.25%, 3/1/2021 (a) (b)	9,381,000	9,005,760
NCR Corp. 6.38%, 12/15/2023	7,850,000	8,134,955
West Corp. 8.50%, 10/15/2025 (a) (b)	15,134,000	13,809,775
Western Digital Corp. 4.75%, 2/15/2026	30,905,000	30,028,852
		133,041,624
COSMETICS/PERSONAL CARE — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	6,834,000	6,773,861
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	6,591,000	6,298,359
		13,072,220
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a) (b)	9,606,000	9,450,383
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	13,133,000	2,987,758
H&E Equipment Services, Inc. 5.63%, 9/1/2025	11,279,000	11,081,617
HD Supply, Inc. 5.75%, 4/15/2024 (a)	11,366,000	11,920,661
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	10,569,000	10,093,395
		45,533,814
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Aircastle, Ltd. 5.50%, 2/15/2022	1,307,000	1,339,675
Ally Financial, Inc.:
3.75%, 11/18/2019	8,049,000	8,039,341

58

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.13%, 3/30/2020	$ 10,424,000	$ 10,424,000
4.13%, 2/13/2022	9,302,000	9,136,424
4.25%, 4/15/2021	9,122,000	9,122,000
4.63%, 3/30/2025	6,072,000	5,980,920
5.13%, 9/30/2024	8,525,000	8,674,187
5.75%, 11/20/2025 (b)	11,982,000	12,191,685
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	6,641,000	5,512,030
Ditech Holding Corp. PIK 9.00%, 12/31/2024 (b)	2,208,905	1,774,027
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	6,996,500	7,276,360
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	16,073,000	16,113,182
6.00%, 8/1/2020	20,689,925	20,987,860
6.25%, 2/1/2022	17,204,000	17,548,080
6.38%, 12/15/2025	8,724,000	8,647,665
6.75%, 2/1/2024	1,225,000	1,234,188
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	740,000	747,400
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	5,493,000	5,493,000
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	5,590,000	5,638,913
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	9,774,000	9,505,215
Navient Corp.:
5.00%, 10/26/2020	5,922,000	5,922,000
5.88%, 3/25/2021	9,108,000	9,244,620
5.88%, 10/25/2024 (b)	7,097,000	6,857,831
6.50%, 6/15/2022	11,589,000	11,835,846
6.63%, 7/26/2021	8,231,000	8,436,775
6.75%, 6/25/2025 (b)	6,022,000	5,991,890
6.75%, 6/15/2026	7,567,000	7,394,472
7.25%, 9/25/2023 (b)	5,431,000	5,696,033
Series MTN, 4.88%, 6/17/2019	915,000	919,575
Series MTN, 6.13%, 3/25/2024 (b)	9,927,000	9,790,504
NFP Corp. 6.88%, 7/15/2025 (a)	7,981,000	7,741,570
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	9,594,000	8,848,546
5.75%, 5/1/2025 (a)	18,696,000	18,299,645
Springleaf Finance Corp.:
5.25%, 12/15/2019	8,679,000	8,787,487
5.63%, 3/15/2023 (b)	10,834,000	10,776,580
6.13%, 5/15/2022	12,286,000	12,531,720
6.88%, 3/15/2025	16,833,000	16,686,553
7.13%, 3/15/2026	10,954,000	10,899,230
7.75%, 10/1/2021	8,776,000	9,461,625
8.25%, 12/15/2020	12,442,475	13,468,979
Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	$ 8,903,000	$ 8,546,880
Travelport Corporate Finance PLC 6.00%, 3/15/2026 (a)	9,089,000	9,157,167
Vantiv LLC/Vanity Issuer Corp. 4.38%, 11/15/2025 (a)	5,584,000	5,328,253
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	6,023,000	6,218,748
		384,228,681
ELECTRIC — 2.6%
AES Corp.:
4.00%, 3/15/2021	5,797,000	5,760,769
4.50%, 3/15/2023	6,970,000	6,891,936
5.13%, 9/1/2027	6,079,000	6,048,605
5.50%, 4/15/2025	6,526,000	6,574,945
6.00%, 5/15/2026	6,001,000	6,226,037
Calpine Corp.:
5.25%, 6/1/2026 (a)	14,934,000	14,046,920
5.38%, 1/15/2023	15,242,000	14,499,715
5.50%, 2/1/2024	7,900,000	7,258,520
5.75%, 1/15/2025 (b)	21,836,000	19,979,940
6.00%, 1/15/2022 (a)	9,577,000	9,768,540
InterGen NV 7.00%, 6/30/2023 (a)	2,320,000	2,285,200
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a) (b)	7,113,000	6,864,045
4.50%, 9/15/2027 (a)	4,953,000	4,631,055
NRG Energy, Inc.:
5.75%, 1/15/2028 (a) (b)	11,122,840	10,997,708
6.25%, 7/15/2022	11,636,000	11,974,608
6.25%, 5/1/2024	8,422,000	8,632,550
6.63%, 1/15/2027	16,139,000	16,562,649
7.25%, 5/15/2026	12,141,000	12,930,165
NRG Yield Operating LLC 5.38%, 8/15/2024	5,561,000	5,561,000
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	7,561,000	5,793,616
10.50%, 1/15/2026 (a)	8,027,000	7,154,465
Vistra Energy Corp.:
7.38%, 11/1/2022	22,715,000	23,737,175
7.63%, 11/1/2024	15,337,000	16,372,247
8.00%, 1/15/2025 (a)	8,967,000	9,628,765
8.13%, 1/30/2026 (a)	10,979,000	11,926,488
		252,107,663
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Gamma Acquisition, Inc. 6.38%, 7/15/2026 (a) (f)	6,355,000	6,450,325
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	7,286,000	7,158,495

59

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
WESCO Distribution, Inc. 5.38%, 12/15/2021	$ 5,546,000	$ 5,650,265
		19,259,085
ELECTRONICS — 0.1%
Ingram Micro, Inc. 5.45%, 12/15/2024	5,408,000	5,353,920
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	5,521,125	5,327,886
5.00%, 1/31/2028 (a)	9,324,000	8,828,895
		14,156,781
ENGINEERING & CONSTRUCTION — 0.5%
AECOM:
5.13%, 3/15/2027	11,998,000	11,248,125
5.88%, 10/15/2024	8,157,000	8,442,495
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	12,363,000	12,525,264
Pisces Midco, Inc. 8.00%, 4/15/2026 (a) (b)	8,490,000	8,166,319
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	5,724,000	5,702,535
		46,084,738
ENTERTAINMENT — 2.5%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	7,710,000	7,517,250
5.88%, 11/15/2026 (b)	6,706,000	6,471,290
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027	5,499,000	5,416,515
Churchill Downs, Inc. 4.75%, 1/15/2028 (a)	6,429,000	5,955,183
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	22,238,000	21,043,819
Eldorado Resorts, Inc. 6.00%, 4/1/2025 (b)	9,723,000	9,747,307
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	12,524,000	12,696,205
5.25%, 6/1/2025	5,823,000	5,808,443
5.38%, 11/1/2023	6,171,000	6,302,442
5.38%, 4/15/2026	11,653,000	11,536,470
5.75%, 6/1/2028	6,823,000	6,857,115
International Game Technology PLC:
5.63%, 2/15/2020 (a)	6,962,000	7,066,430
6.25%, 2/15/2022 (a)	18,979,500	19,453,987
6.50%, 2/15/2025 (a) (b)	14,172,000	14,668,020
LHMC Finco Sarl 7.88%, 12/20/2023 (a) (f)	6,996,000	6,847,685
Security Description	Principal Amount	Value
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	$ 6,914,000	$ 6,672,010
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	6,170,000	5,830,650
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024	7,013,000	7,285,104
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	16,043,000	15,245,663
10.00%, 12/1/2022	30,347,000	32,322,590
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	11,156,000	10,863,713
5.50%, 4/15/2027 (a)	6,054,000	5,878,434
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	10,875,000	10,983,750
		242,470,075
ENVIRONMENTAL CONTROL — 0.1%
Core & Main L.P. 6.13%, 8/15/2025 (a)	5,905,000	5,624,512
GFL Environmental, Inc. 5.38%, 3/1/2023 (a)	1,268,000	1,173,693
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	1,940,000	1,959,400
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	5,538,000	5,323,679
		14,081,284
FOOD — 2.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75%, 3/15/2025	15,772,000	13,869,502
6.63%, 6/15/2024 (b)	14,807,000	13,979,289
Albertsons Cos., Inc. 3 Month USD LIBOR + 3.75%, 6.09%, 1/15/2024 (a) (b) (c)	884,000	884,000
B&G Foods, Inc.:
4.63%, 6/1/2021	4,889,000	4,827,888
5.25%, 4/1/2025 (b)	10,502,000	9,898,135
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	6,836,000	6,562,560
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	8,611,000	8,299,282
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	9,831,000	6,267,263
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	9,547,000	8,842,910
5.88%, 7/15/2024 (a)	10,794,000	10,253,717
6.75%, 2/15/2028 (a)	10,329,000	9,722,171
7.25%, 6/1/2021 (a)	1,684,000	1,700,840
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	14,258,000	13,883,727
4.88%, 11/1/2026 (a)	6,078,000	5,909,032

60

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	$ 13,541,000	$ 12,999,360
5.88%, 9/30/2027 (a)	13,006,000	12,095,580
Post Holdings, Inc.:
5.00%, 8/15/2026 (a) (b)	22,584,000	21,059,580
5.50%, 3/1/2025 (a)	13,761,000	13,454,130
5.63%, 1/15/2028 (a)	11,258,000	10,540,865
5.75%, 3/1/2027 (a)	17,212,000	16,609,580
Sigma Holdco B.V. 7.88%, 5/15/2026 (a)	6,733,000	6,345,852
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	6,297,000	5,486,261
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	9,189,500	9,373,290
US Foods, Inc. 5.88%, 6/15/2024 (a)	6,595,000	6,693,925
		229,558,739
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	5,674,000	5,454,133
5.00%, 4/1/2025 (a) (b)	7,087,000	7,078,141
5.00%, 2/1/2028 (a)	15,262,000	14,537,055
5.13%, 1/15/2024	11,411,000	11,411,000
		38,480,329
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	8,487,000	8,211,172
5.63%, 5/20/2024	8,456,000	8,303,792
5.75%, 5/20/2027	6,293,000	5,931,153
5.88%, 8/20/2026	7,955,000	7,716,350
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	7,657,000	7,771,855
		37,934,322
HEALTH CARE PRODUCTS — 1.4%
Avantor, Inc.:
6.00%, 10/1/2024 (a) (b)	18,374,000	18,153,512
9.00%, 10/1/2025 (a) (b)	24,517,000	24,705,781
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	12,382,000	12,529,037
Hologic, Inc. 4.38%, 10/15/2025 (a)	11,344,000	10,833,520
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	8,789,825	8,877,723
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (b)	455,000	381,631
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	8,432,000	8,305,520
5.50%, 4/15/2025 (a) (b)	8,726,000	6,980,800
Security Description	Principal Amount	Value
5.63%, 10/15/2023 (a) (b)	$ 10,954,000	$ 9,130,159
5.75%, 8/1/2022 (a) (b)	10,201,000	9,180,900
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	18,239,750	17,874,955
Teleflex, Inc. 4.63%, 11/15/2027	5,688,000	5,375,160
		132,328,698
HEALTH CARE SERVICES — 7.0%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	8,182,000	8,243,365
Centene Corp.:
4.75%, 5/15/2022	12,884,000	12,965,169
4.75%, 1/15/2025	13,894,000	13,824,530
5.63%, 2/15/2021	17,546,000	17,877,619
6.13%, 2/15/2024	12,148,000	12,801,562
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	22,531,000	22,826,156
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	5,706,000	5,698,868
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	12,270,000	11,380,425
6.25%, 3/31/2023	39,487,000	36,181,938
6.88%, 2/1/2022	34,426,500	17,643,581
8.13%, 6/30/2024 (a)	16,946,000	14,022,815
11.00%, 6/30/2023 (a)	1,790,000	1,615,475
Community Health Systems, Inc. 8.63%, 1/15/2024 (a)	5,385,000	5,398,463
DaVita, Inc.:
5.00%, 5/1/2025	18,375,000	17,296,387
5.13%, 7/15/2024 (b)	21,744,000	21,228,667
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	6,706,000	6,774,401
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	8,565,000	8,639,944
5.63%, 7/15/2022	12,145,000	12,319,888
6.25%, 12/1/2024 (a) (b)	7,680,000	8,179,200
HCA, Inc.:
4.25%, 10/15/2019	6,878,000	6,929,585
4.50%, 2/15/2027 (b)	14,357,000	13,643,457
5.00%, 3/15/2024	26,014,000	25,982,783
5.25%, 4/15/2025	19,303,000	19,430,400
5.25%, 6/15/2026	19,731,000	19,573,152
5.38%, 2/1/2025	31,894,000	31,406,022
5.88%, 2/15/2026	18,565,000	18,704,237
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	6,527,275	6,403,877
8.00%, 1/15/2020	9,079,500	9,760,463
8.75%, 1/15/2023	8,374,000	8,398,590
LifePoint Health, Inc.:
5.50%, 12/1/2021 (b)	11,155,000	11,182,888
5.88%, 12/1/2023 (b)	7,846,000	7,767,540

61

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	$ 7,962,000	$ 7,802,760
Molina Healthcare, Inc. 5.38%, 11/15/2022	8,434,000	8,507,798
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	20,035,000	20,461,745
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	15,258,171	15,735,752
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	8,753,000	9,168,768
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (a)	23,742,000	22,459,932
5.13%, 5/1/2025 (a)	17,976,000	17,100,569
6.00%, 10/1/2020	22,468,000	23,085,870
6.75%, 6/15/2023 (b)	23,997,000	23,848,219
7.00%, 8/1/2025 (a) (b)	5,523,000	5,481,578
7.50%, 1/1/2022 (a)	11,859,000	12,319,129
8.13%, 4/1/2022 (b)	35,628,000	37,188,506
WellCare Health Plans, Inc. 5.25%, 4/1/2025	15,363,000	15,286,185
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	8,991,000	8,575,166
		661,123,424
HOLDING COMPANIES-DIVERS — 0.2%
HRG Group, Inc. 7.75%, 1/15/2022	11,522,000	11,838,855
Stena AB 7.00%, 2/1/2024 (a) (b)	5,033,000	4,655,525
		16,494,380
HOME BUILDERS — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	5,673,000	6,027,562
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	3,177,000	3,169,058
Lennar Corp.:
4.13%, 1/15/2022	7,814,000	7,751,488
4.50%, 6/15/2019	1,016,000	1,022,401
4.50%, 11/15/2019	6,178,000	6,232,366
4.50%, 4/30/2024	8,460,000	8,143,596
4.75%, 4/1/2021	6,652,000	6,738,476
4.75%, 11/15/2022	1,094,000	1,098,157
4.75%, 5/30/2025 (b)	5,888,000	5,704,000
4.75%, 11/29/2027 (b)	12,191,000	11,414,433
Mattamy Group Corp. 6.50%, 10/1/2025 (a) (b)	5,913,000	5,790,601
PulteGroup, Inc.:
4.25%, 3/1/2021	8,561,428	8,572,558
5.00%, 1/15/2027	7,191,000	6,831,450
5.50%, 3/1/2026	8,283,000	8,241,585
		86,737,731
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	$ 7,272,000	$ 7,035,660
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	11,534,000	10,409,435
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	6,869,000	6,800,310
Spectrum Brands, Inc. 5.75%, 7/15/2025 (b)	11,422,000	11,279,225
		28,488,970
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	10,952,000	9,966,320
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	8,543,000	8,760,846
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	5,475,000	5,323,018
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	6,955,000	7,068,367
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	7,173,000	6,895,405
CNO Financial Group, Inc. 5.25%, 5/30/2025	5,806,000	5,776,970
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	6,608,000	6,459,320
HUB International, Ltd. 7.00%, 5/1/2026 (a)	16,295,000	16,091,312
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	8,432,000	8,326,600
Wand Merger Corp.:
8.13%, 7/15/2023 (a)	13,680,000	13,885,200
9.13%, 7/15/2026 (a)	6,025,000	6,085,250
		94,638,608
INTERNET — 1.6%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	11,823,000	11,024,948
4.88%, 4/15/2028 (a)	18,461,000	17,514,874
5.50%, 2/15/2022	8,480,000	8,703,872
5.88%, 2/15/2025	9,480,000	9,724,584
5.88%, 11/15/2028 (a)	23,899,000	24,102,141
Symantec Corp. 5.00%, 4/15/2025 (a) (b)	13,584,000	13,191,633
VeriSign, Inc.:
4.75%, 7/15/2027	6,743,000	6,473,280
5.25%, 4/1/2025	6,484,000	6,555,324
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	22,182,000	21,793,815

62

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
6.00%, 4/1/2023	$ 17,289,000	$ 17,591,557
6.38%, 5/15/2025 (b)	11,073,000	11,280,619
		147,956,647
IRON/STEEL — 0.7%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	5,207,000	5,604,294
ArcelorMittal 6.13%, 6/1/2025 (b)	1,000,000	1,081,600
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	7,080,000	7,089,204
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	7,474,000	7,679,535
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (b)	13,609,000	12,877,516
Steel Dynamics, Inc.:
5.13%, 10/1/2021	7,682,000	7,749,217
5.50%, 10/1/2024	6,147,000	6,269,940
United States Steel Corp.:
6.25%, 3/15/2026 (b)	7,538,000	7,453,198
6.88%, 8/15/2025 (b)	8,757,000	8,798,158
		64,602,662
LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	6,355,000	6,259,675
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	6,234,000	6,234,000
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	5,559,000	5,593,744
5.38%, 4/15/2023 (a)	6,339,000	6,402,390
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	7,496,000	8,096,429
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	8,543,000	8,083,814
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	9,661,000	9,117,569
		49,787,621
LODGING — 2.2%
Boyd Gaming Corp.:
6.00%, 8/15/2026 (a)	9,256,000	9,163,440
6.38%, 4/1/2026	9,012,000	9,124,650
6.88%, 5/15/2023	9,300,000	9,788,250
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	5,879,000	6,172,950
10.75%, 9/1/2024 (a)	7,539,000	8,083,316
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	11,794,000	11,204,300
5.13%, 5/1/2026 (a)	17,371,000	17,056,585
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	8,814,000	8,593,650
Security Description	Principal Amount	Value
4.88%, 4/1/2027	$ 8,147,000	$ 7,821,120
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	10,135,000	10,439,050
MGM Resorts International:
4.63%, 9/1/2026	6,293,000	5,829,206
5.25%, 3/31/2020	5,536,000	5,646,720
5.75%, 6/15/2025	11,981,000	11,936,670
6.00%, 3/15/2023	18,449,000	19,002,470
6.63%, 12/15/2021	827,000	871,451
Station Casinos LLC 5.00%, 10/1/2025 (a)	6,172,000	5,801,680
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	9,639,000	9,996,028
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	5,768,000	5,732,238
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	876,000	839,865
5.25%, 5/15/2027 (a)	11,548,000	10,797,380
5.50%, 3/1/2025 (a) (b)	22,924,000	22,522,830
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a) (b)	8,154,000	7,797,263
5.50%, 10/1/2027 (a)	7,457,000	7,121,435
		211,342,547
MACHINERY, CONSTRUCTION & MINING — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	13,798,000	14,679,692
Terex Corp. 5.63%, 2/1/2025 (a) (b)	6,764,000	6,734,408
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (b)	9,081,000	8,922,082
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a) (b)	5,794,000	5,605,695
		35,941,877
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	6,496,000	7,015,680
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	7,320,000	6,954,000
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	8,200,000	7,646,500
		21,616,180
MEDIA — 10.3%
Altice Financing SA:
6.63%, 2/15/2023 (a)	27,311,000	26,901,335
7.50%, 5/15/2026 (a) (b)	35,663,000	34,503,952
Altice France SA:
6.00%, 5/15/2022 (a)	51,577,000	51,891,620
6.25%, 5/15/2024 (a)	16,572,000	16,096,384

63

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
7.38%, 5/1/2026 (a)	$ 66,565,000	$ 64,900,875
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	19,542,000	17,978,640
7.75%, 5/15/2022 (a) (b)	37,404,000	36,188,370
Altice US Finance I Corp.:
5.38%, 7/15/2023 (a)	13,841,000	13,771,795
5.50%, 5/15/2026 (a)	19,137,000	18,467,205
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	9,965,000	9,566,400
5.00%, 4/1/2024	12,324,000	12,169,950
Block Communications, Inc. 6.88%, 2/15/2025 (a)	5,859,000	5,844,353
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	8,528,000	8,037,640
5.00%, 2/1/2028 (a)	31,823,000	29,159,415
5.13%, 5/1/2023 (a)	14,396,000	14,211,731
5.13%, 5/1/2027 (a)	40,594,000	37,979,746
5.38%, 5/1/2025 (a)	8,524,000	8,225,660
5.50%, 5/1/2026 (a) (b)	16,918,000	16,405,385
5.75%, 1/15/2024	2,588,000	2,594,470
5.75%, 2/15/2026 (a)	30,130,000	29,602,725
5.88%, 4/1/2024 (a)	23,385,000	23,443,462
5.88%, 5/1/2027 (a)	9,170,000	8,940,750
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	7,977,000	6,765,493
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	385,000	382,613
5.13%, 12/15/2021 (a)	5,943,000	5,898,428
7.50%, 4/1/2028 (a)	12,107,000	12,247,441
7.75%, 7/15/2025 (a)	6,909,000	7,219,905
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	9,238,000	8,753,005
5.38%, 2/1/2028 (a)	12,330,000	11,405,250
5.50%, 4/15/2027 (a)	15,651,000	14,946,705
6.63%, 10/15/2025 (a)	11,453,000	11,710,692
10.13%, 1/15/2023 (a)	23,761,000	26,167,989
10.88%, 10/15/2025 (a)	20,780,000	23,897,000
DISH DBS Corp.:
5.13%, 5/1/2020	1,277,000	1,275,404
5.88%, 11/15/2024 (b)	25,391,000	21,518,872
7.75%, 7/1/2026 (b)	26,693,000	23,391,076
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	5,840,000	5,560,848
5.88%, 7/15/2026 (a) (b)	8,035,000	7,633,250
iHeartCommunications, Inc. 9.00%, 12/15/2019 (e)	6,241,000	4,727,558
Meredith Corp. 6.88%, 2/1/2026 (a) (b)	17,163,000	16,905,555
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	6,755,000	7,092,750
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a) (b)	9,881,500	9,560,351
Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	$ 6,233,000	$ 6,178,461
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a) (b)	11,307,000	10,911,255
4.63%, 5/15/2023 (a)	1,493,000	1,463,140
5.00%, 8/1/2027 (a)	19,701,000	18,446,046
5.38%, 4/15/2025 (a)	11,697,000	11,536,166
5.38%, 7/15/2026 (a)	11,503,000	11,071,637
6.00%, 7/15/2024 (a)	17,320,000	17,688,050
TEGNA, Inc.:
5.13%, 7/15/2020	6,859,000	6,901,869
6.38%, 10/15/2023 (b)	8,221,340	8,457,704
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	13,000,000	11,992,500
Tribune Media Co. 5.88%, 7/15/2022	14,320,000	14,420,240
Unitymedia GmbH 6.13%, 1/15/2025 (a)	10,453,000	10,766,590
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/2025 (a) (b)	6,908,000	7,011,620
Univision Communications, Inc. 5.13%, 2/15/2025 (a) (b)	18,153,000	16,769,741
UPC Holding B.V. 5.50%, 1/15/2028 (a)	8,205,000	7,358,859
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	12,941,000	12,266,774
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (b) (c)	7,804,000	7,374,780
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (c)	7,774,000	7,406,290
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	6,748,000	6,537,125
5.38%, 6/15/2024 (a)	7,360,000	7,535,168
Virgin Media Finance PLC:
6.00%, 10/15/2024 (a)	6,543,000	6,281,280
6.38%, 4/15/2023 (a)	174,000	174,000
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	12,455,000	11,520,875
5.50%, 8/15/2026 (a)	9,467,000	8,822,061
Ziggo B.V. 5.50%, 1/15/2027 (a)	25,499,000	23,826,266
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (a) (b)	9,231,000	8,469,443
		975,129,988
METAL FABRICATE & HARDWARE — 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	9,648,000	10,058,040
Novelis Corp.:
5.88%, 9/30/2026 (a)	17,563,000	16,816,573

64

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
6.25%, 8/15/2024 (a)	$ 14,270,000	$ 14,270,000
		41,144,613
MINING — 1.6%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a)	6,035,000	6,073,021
6.75%, 9/30/2024 (a)	9,051,000	9,545,185
7.00%, 9/30/2026 (a) (b)	6,460,000	6,871,825
Constellium NV:
5.88%, 2/15/2026 (a)	5,983,000	5,773,595
6.63%, 3/1/2025 (a) (b)	7,908,000	7,967,310
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	8,019,000	7,738,335
5.13%, 3/15/2023 (a) (b)	6,127,000	5,904,896
5.13%, 5/15/2024 (a) (b)	9,693,000	9,220,951
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	8,686,000	8,555,710
3.88%, 3/15/2023 (b)	25,811,000	24,391,395
4.00%, 11/14/2021	8,037,000	7,846,523
4.55%, 11/14/2024 (b)	10,202,000	9,691,900
6.88%, 2/15/2023	9,457,000	9,953,492
Hecla Mining Co. 6.88%, 5/1/2021	5,980,000	6,043,538
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	6,792,000	7,114,620
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	7,488,000	8,292,960
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	6,778,000	6,752,921
Teck Resources, Ltd. 8.50%, 6/1/2024 (a)	6,874,000	7,535,966
		155,274,143
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	6,662,000	6,653,672
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	6,399,000	6,247,344
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	6,670,575	6,753,957
Koppers, Inc. 6.00%, 2/15/2025 (a) (b)	6,486,000	6,502,215
		26,157,188
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	6,309,000	6,318,464
5.00%, 9/1/2025	6,940,000	6,827,225
5.50%, 12/1/2024	7,091,000	7,259,411
Pitney Bowes, Inc.:
3.63%, 10/1/2021	9,574,000	8,999,560
4.63%, 3/15/2024 (b)	1,450,000	1,290,500
		30,695,160
Security Description	Principal Amount	Value
OIL & GAS — 8.9%
Aker BP ASA 5.88%, 3/31/2025 (a)	$ 5,995,000	$ 6,159,863
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024	7,224,000	7,639,380
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	7,241,500	7,214,706
5.13%, 12/1/2022	14,878,000	14,897,341
5.38%, 11/1/2021	13,292,000	13,458,150
5.63%, 6/1/2023	9,227,000	9,365,405
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a) (b)	19,820,960	21,803,056
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	29,038,000	26,351,985
Callon Petroleum Co. 6.13%, 10/1/2024	6,583,000	6,652,780
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021 (b)	11,671,000	11,612,645
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	7,851,000	7,949,137
Chesapeake Energy Corp.:
8.00%, 12/15/2022 (a) (b)	17,212,000	18,067,436
8.00%, 1/15/2025 (b)	16,249,000	16,533,357
8.00%, 6/15/2027 (b)	17,281,000	17,598,970
CNX Resources Corp. 5.88%, 4/15/2022	15,444,000	15,524,309
Comstock Resources, Inc. PIK 10.00%, 3/15/2020	8,664,000	9,043,483
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a) (b)	7,568,000	7,719,360
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	15,476,000	14,934,340
Denbury Resources, Inc.:
5.50%, 5/1/2022 (b)	3,956,000	3,659,300
9.00%, 5/15/2021 (a)	7,504,000	7,933,229
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	5,887,000	6,100,698
Diamondback Energy, Inc.:
5.38%, 5/31/2025 (b)	6,068,000	6,068,000
5.38%, 5/31/2025 (a)	610,000	607,713
Eclipse Resources Corp. 8.88%, 7/15/2023	6,555,000	6,178,088
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	6,411,000	6,218,670
5.75%, 1/30/2028 (a)	7,719,000	7,526,025
Ensco PLC:
4.50%, 10/1/2024	7,013,000	5,785,725
5.20%, 3/15/2025 (b)	8,694,000	7,237,755
7.75%, 2/1/2026	13,523,000	12,758,950

65

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	$ 3,409,000	$ 2,343,688
7.75%, 5/15/2026 (a)	12,540,000	12,822,150
8.00%, 11/29/2024 (a) (b)	6,656,000	6,685,120
8.00%, 2/15/2025 (a)	11,795,000	9,141,125
9.38%, 5/1/2024 (a)	14,192,000	11,655,890
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	8,743,000	8,360,931
Gulfport Energy Corp.:
6.00%, 10/15/2024	8,699,000	8,372,787
6.38%, 5/15/2025	6,857,000	6,668,433
Halcon Resources Corp. 6.75%, 2/15/2025	7,716,000	7,214,460
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	8,145,000	8,124,637
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	6,726,000	6,524,220
5.75%, 10/1/2025 (a)	5,602,000	5,602,000
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	7,895,000	7,598,938
Jagged Peak Energy LLC 5.88%, 5/1/2026 (a)	5,631,000	5,511,341
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a) (b)	7,442,000	6,018,718
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	14,992,000	6,146,720
Matador Resources Co. 6.88%, 4/15/2023	6,190,000	6,484,025
MEG Energy Corp.:
6.50%, 1/15/2025 (a) (b)	9,421,000	9,397,447
7.00%, 3/31/2024 (a) (b)	12,376,000	11,571,560
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	8,442,000	8,315,370
Murphy Oil Corp.:
5.75%, 8/15/2025	6,272,000	6,240,640
6.88%, 8/15/2024	6,784,000	7,165,939
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	7,737,000	7,456,921
5.75%, 2/1/2025 (a)	9,227,000	8,742,582
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a) (b)	6,688,000	6,545,880
Newfield Exploration Co. 5.38%, 1/1/2026	9,624,000	9,840,540
Noble Holding International, Ltd.:
7.75%, 1/15/2024 (b)	9,976,000	9,402,380
7.88%, 2/1/2026 (a) (b)	10,045,000	10,346,350
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	3,941,000	3,921,295
Oasis Petroleum, Inc. 6.88%, 3/15/2022	11,469,500	11,666,775
Security Description	Principal Amount	Value
Parkland Fuel Corp. 6.00%, 4/1/2026 (a)	$ 5,739,000	$ 5,667,263
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	7,969,000	7,909,232
5.63%, 10/15/2027 (a)	8,290,000	8,227,825
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	7,925,000	8,331,156
PDC Energy, Inc. 5.75%, 5/15/2026 (a)	7,020,000	6,976,125
Puma International Financing SA:
5.00%, 1/24/2026 (a)	7,615,000	6,922,035
5.13%, 10/6/2024 (a)	5,825,000	5,364,825
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	5,733,000	5,489,348
Range Resources Corp.:
4.88%, 5/15/2025 (b)	8,370,000	7,867,800
5.00%, 8/15/2022 (b)	7,100,000	7,020,125
5.00%, 3/15/2023 (b)	9,413,000	9,118,844
Rowan Cos., Inc. 7.38%, 6/15/2025 (b)	5,484,000	5,333,190
RSP Permian, Inc. 6.63%, 10/1/2022	9,238,250	9,686,305
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	9,853,000	6,108,860
7.38%, 11/1/2021 (a)	5,956,000	3,633,160
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	14,638,000	9,953,840
7.25%, 2/15/2023 (a) (b)	6,698,000	6,631,020
7.75%, 6/15/2021	8,996,000	7,691,580
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	8,249,000	7,919,040
SM Energy Co.:
5.63%, 6/1/2025 (b)	6,050,000	5,792,875
6.13%, 11/15/2022 (b)	6,473,000	6,626,734
6.75%, 9/15/2026 (b)	5,937,000	5,966,685
Southwestern Energy Co.:
6.70%, 1/23/2025 (b)	12,402,000	12,153,960
7.50%, 4/1/2026 (b)	7,477,000	7,738,695
7.75%, 10/1/2027 (b)	6,039,000	6,280,560
SRC Energy, Inc. 6.25%, 12/1/2025 (a)	6,182,000	6,205,183
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	12,945,000	12,411,666
5.50%, 2/15/2026 (a)	9,215,000	8,731,212
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a) (f)	6,385,000	6,361,376
Transocean, Inc.:
7.50%, 1/15/2026 (a) (b)	9,794,000	9,940,910
9.00%, 7/15/2023 (a)	15,328,000	16,497,526
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a) (b)	9,605,000	7,275,788
7.13%, 4/15/2025 (a) (b)	6,132,000	4,307,730

66

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	$ 6,973,000	$ 6,384,653
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)	11,783,000	12,042,226
6.63%, 1/15/2026 (a) (b)	11,362,000	11,689,226
WildHorse Resource Development Corp. 6.88%, 2/1/2025 (a)	295,000	300,900
WPX Energy, Inc.:
5.25%, 9/15/2024	8,075,000	7,953,875
5.75%, 6/1/2026	6,082,000	6,060,713
8.25%, 8/1/2023	5,928,000	6,706,050
		841,768,834
OIL & GAS SERVICES — 1.1%
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	7,884,000	7,844,580
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	7,069,000	7,298,743
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a)	16,385,000	17,061,700
Oceaneering International, Inc. 4.65%, 11/15/2024	4,584,000	4,377,720
PHI, Inc. 5.25%, 3/15/2019 (b)	1,849,000	1,807,398
SESI LLC 7.75%, 9/15/2024 (b)	5,818,000	5,977,995
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	7,477,470	7,963,506
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	7,640,650	7,774,361
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026 (a)	8,683,000	8,976,485
Weatherford International LLC 9.88%, 3/1/2025 (a) (b)	8,563,000	8,605,815
Weatherford International, Ltd.:
7.75%, 6/15/2021 (b)	9,489,000	9,738,086
8.25%, 6/15/2023 (b)	7,374,000	7,299,523
9.88%, 2/15/2024 (b)	9,871,000	9,960,826
		104,686,738
PACKAGING & CONTAINERS — 2.5%
ARD Finance SA PIK 7.13%, 9/15/2023	8,167,000	8,187,417
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	9,538,000	9,359,639
4.63%, 5/15/2023 (a)	12,228,000	12,091,046
6.00%, 2/15/2025 (a)	20,915,000	20,287,550
7.25%, 5/15/2024 (a)	21,086,000	21,929,440
Ball Corp.:
Security Description	Principal Amount	Value
4.00%, 11/15/2023	$ 250,000	$ 242,900
4.38%, 12/15/2020	11,923,000	12,057,134
4.88%, 3/15/2026 (b)	7,955,000	7,925,567
5.25%, 7/1/2025	12,835,000	13,107,744
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	5,975,000	5,579,156
5.13%, 7/15/2023	8,175,000	8,103,878
5.50%, 5/15/2022	6,264,000	6,321,629
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	16,045,000	15,624,621
7.25%, 4/15/2025 (a) (b)	18,963,000	18,488,925
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (a) (b)	9,074,000	8,614,856
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a) (b)	7,296,000	7,040,640
7.88%, 7/15/2026 (a)	6,145,000	6,121,035
Multi-Color Corp. 4.88%, 11/1/2025 (a)	7,421,000	6,938,635
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a) (b)	7,018,000	6,982,910
5.88%, 8/15/2023 (a)	9,181,000	9,284,745
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a)	6,076,000	5,620,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	17,549,000	17,329,637
7.00%, 7/15/2024 (a) (b)	11,021,000	11,255,747
		238,495,151
PHARMACEUTICALS — 2.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	20,676,000	17,006,010
6.00%, 2/1/2025 (a)	15,085,500	11,766,690
Endo Finance LLC 5.75%, 1/15/2022 (a)	8,571,000	7,671,045
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	9,958,000	8,065,980
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	8,231,000	8,179,556
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	3,277,000	3,321,567
5.50%, 3/1/2023 (a)	10,429,000	9,698,970
5.50%, 11/1/2025 (a)	15,933,000	15,682,852
5.63%, 12/1/2021 (a) (b)	11,596,000	11,364,080
5.88%, 5/15/2023 (a)	29,726,340	27,907,088
6.13%, 4/15/2025 (a)	26,492,000	24,322,305
6.50%, 3/15/2022 (a)	13,274,000	13,738,590
7.00%, 3/15/2024 (a) (b)	20,534,000	21,529,899
7.50%, 7/15/2021 (a)	17,341,000	17,580,306

67

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
8.50%, 1/31/2027 (a)	$ 9,340,000	$ 9,456,750
9.00%, 12/15/2025 (a)	15,744,000	16,295,040
9.25%, 4/1/2026 (a)	16,643,000	17,288,749
Vizient, Inc. 10.38%, 3/1/2024 (a)	6,796,000	7,492,590
		248,368,067
PIPELINES — 3.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	7,243,000	7,297,323
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	10,384,000	10,513,800
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027 (b)	18,435,000	18,274,615
5.88%, 3/31/2025	17,796,000	18,507,840
7.00%, 6/30/2024	17,210,000	18,758,900
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	18,621,000	18,211,338
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025	5,578,000	5,578,000
6.25%, 4/1/2023	8,047,000	8,187,822
DCP Midstream Operating L.P. 3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	891,000	815,265
Energy Transfer Equity L.P.:
4.25%, 3/15/2023 (b)	12,614,000	12,157,373
5.50%, 6/1/2027	11,923,000	11,923,000
5.88%, 1/15/2024	14,995,000	15,388,619
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	6,291,000	6,023,633
6.75%, 8/1/2022	9,721,000	9,842,512
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	5,558,000	5,613,580
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	9,111,000	9,042,667
4.88%, 8/15/2027 (a)	8,329,000	8,224,887
NuStar Logistics L.P. 5.63%, 4/28/2027 (b)	7,063,000	6,824,977
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	6,010,000	6,062,588
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	6,128,000	5,821,600
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	9,276,000	9,438,330
5.50%, 1/15/2028 (a)	9,037,000	8,912,741
Security Description	Principal Amount	Value
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	$ 9,033,000	$ 9,033,000
4.25%, 11/15/2023	1,901,000	1,824,960
5.00%, 1/15/2028 (a)	7,516,000	7,036,855
5.13%, 2/1/2025	6,189,000	6,111,638
5.38%, 2/1/2027 (b)	6,514,000	6,359,293
5.88%, 4/15/2026 (a) (b)	12,787,000	12,850,935
6.75%, 3/15/2024 (b)	6,749,000	7,094,886
Williams Cos., Inc.:
3.70%, 1/15/2023	889,000	862,330
4.55%, 6/24/2024	15,040,000	15,040,000
		287,635,307
REAL ESTATE — 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	5,126,000	5,209,554
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	5,400,000	5,238,000
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	12,110,000	11,883,543
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	7,451,000	6,948,057
Kennedy-Wilson, Inc.:
5.88%, 4/1/2024	8,096,000	7,848,060
5.88%, 4/1/2024 (a) (b)	2,901,000	2,812,157
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	6,739,000	6,351,508
5.25%, 12/1/2021 (a) (b)	5,872,000	5,857,320
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	8,051,000	7,699,171
		59,847,370
REAL ESTATE INVESTMENT TRUSTS — 2.6%
CBL & Associates L.P. 5.95%, 12/15/2026 (b)	7,568,000	6,385,878
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (b)	8,372,000	8,372,000
Equinix, Inc.:
5.38%, 1/1/2022	8,426,000	8,699,845
5.38%, 5/15/2027	16,091,000	16,050,772
5.75%, 1/1/2025	7,232,000	7,275,392
5.88%, 1/15/2026	13,394,000	13,538,655
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	16,397,000	15,823,105
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	5,300,000	5,285,160
4.88%, 9/15/2027 (a)	13,243,000	12,183,560
5.25%, 3/15/2028 (a) (b)	9,151,000	8,430,359
6.00%, 8/15/2023	7,668,000	7,898,040
iStar, Inc. 5.00%, 7/1/2019	9,924,325	9,924,325

68

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	$ 5,648,000	$ 5,245,862
5.63%, 5/1/2024	12,651,000	12,809,138
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	16,653,000	15,903,615
5.25%, 8/1/2026	5,570,000	5,430,750
6.38%, 3/1/2024	5,509,000	5,756,905
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (a)	8,072,000	8,717,760
SBA Communications Corp.:
4.00%, 10/1/2022 (a)	10,428,000	10,036,950
4.88%, 7/15/2022	7,820,000	7,751,575
4.88%, 9/1/2024	13,863,000	13,273,823
Starwood Property Trust, Inc.:
3.63%, 2/1/2021 (a)	6,571,000	6,423,153
4.75%, 3/15/2025 (a) (b)	5,590,000	5,394,350
5.00%, 12/15/2021	8,061,000	8,141,610
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a) (b)	7,213,000	6,541,289
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	7,116,800	6,867,712
8.25%, 10/15/2023	13,292,000	12,711,140
		250,872,723
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a) (b)	20,352,000	19,334,400
4.63%, 1/15/2022 (a)	16,315,000	16,315,000
5.00%, 10/15/2025 (a)	35,558,000	33,646,757
Asbury Automotive Group, Inc. 6.00%, 12/15/2024 (b)	6,886,000	6,827,469
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	16,471,000	15,194,497
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	15,700,000	15,682,730
8.75%, 10/1/2025 (a) (b)	8,644,000	8,854,698
Group 1 Automotive, Inc. 5.00%, 6/1/2022	6,436,000	6,436,000
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	7,879,000	7,620,569
JC Penney Corp., Inc.:
5.88%, 7/1/2023 (a) (b)	5,512,000	5,153,720
8.63%, 3/15/2025 (a) (b)	747,000	634,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	7,420,000	7,002,996
5.00%, 6/1/2024 (a)	13,822,000	13,645,078
Security Description	Principal Amount	Value
5.25%, 6/1/2026 (a)	$ 13,130,000	$ 12,917,294
L Brands, Inc.:
5.25%, 2/1/2028 (b)	6,385,000	5,659,026
5.63%, 10/15/2023 (b)	5,755,000	5,852,260
Men's Wearhouse, Inc. 7.00%, 7/1/2022 (b)	3,645,000	3,758,906
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	6,834,000	6,885,938
Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (a)	13,331,000	8,798,460
Penske Automotive Group, Inc. 5.50%, 5/15/2026	6,920,000	6,798,900
PetSmart, Inc.:
5.88%, 6/1/2025 (a) (b)	16,789,000	12,929,209
7.13%, 3/15/2023 (a)	25,131,000	16,870,440
8.88%, 6/1/2025 (a) (b)	9,142,000	6,022,750
Rite Aid Corp. 6.13%, 4/1/2023 (a) (b)	24,545,000	24,888,630
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	9,564,000	8,822,790
Staples, Inc. 8.50%, 9/15/2025 (a) (b)	12,695,000	11,838,088
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	6,259,000	6,071,230
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (e)	1,314,000	988,785
		295,451,570
SEMICONDUCTORS — 0.9%
Entegris, Inc. 4.63%, 2/10/2026 (a)	6,155,000	5,862,638
Micron Technology, Inc. 5.50%, 2/1/2025 (b)	6,837,000	7,119,368
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	11,676,500	11,501,352
4.13%, 6/15/2020 (a)	6,918,000	6,987,180
4.13%, 6/1/2021 (a)	16,677,312	16,646,042
4.63%, 6/1/2023 (a)	11,299,000	11,362,557
Qorvo, Inc. 7.00%, 12/1/2025	6,214,000	6,734,423
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	8,149,000	8,210,117
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	8,835,000	9,188,400
		83,612,077
SOFTWARE — 4.2%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	24,235,000	24,751,205
Camelot Finance SA 7.88%, 10/15/2024 (a) (b)	6,783,000	6,825,394
CDK Global, Inc.:
4.88%, 6/1/2027	7,549,000	7,265,913

69

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 10/15/2024	$ 5,759,000	$ 5,874,180
5.88%, 6/15/2026	3,560,000	3,622,300
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	12,588,000	11,881,813
First Data Corp.:
5.00%, 1/15/2024 (a)	24,562,000	24,408,487
5.38%, 8/15/2023 (a)	15,101,000	15,188,586
5.75%, 1/15/2024 (a)	29,085,000	29,085,000
7.00%, 12/1/2023 (a)	42,538,000	44,307,581
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	8,505,000	9,473,719
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	9,814,000	9,851,293
Infor US, Inc.:
5.75%, 8/15/2020 (a)	8,134,000	8,235,675
6.50%, 5/15/2022	19,572,000	19,646,374
Informatica LLC 7.13%, 7/15/2023 (a)	7,241,000	7,314,858
IQVIA, Inc.:
4.88%, 5/15/2023 (a) (b)	8,638,000	8,724,380
5.00%, 10/15/2026 (a)	13,033,000	12,691,535
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	7,926,000	8,025,075
MSCI, Inc.:
4.75%, 8/1/2026 (a)	6,275,000	6,094,594
5.25%, 11/15/2024 (a) (b)	8,592,000	8,699,400
5.38%, 5/15/2027 (a)	6,463,000	6,479,158
5.75%, 8/15/2025 (a)	8,915,500	9,205,254
Nuance Communications, Inc. 5.63%, 12/15/2026	9,666,000	9,460,598
Open Text Corp.:
5.63%, 1/15/2023 (a)	9,478,000	9,738,645
5.88%, 6/1/2026 (a)	8,723,000	8,913,816
PTC, Inc. 6.00%, 5/15/2024	5,508,000	5,728,320
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	14,693,000	14,766,465
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	6,483,000	6,145,884
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	29,119,000	32,249,292
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	11,056,000	11,981,940
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	9,918,000	8,132,760
		394,769,494
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a) (b)	7,478,000	7,571,475
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 8.1%
Avanti Communications Group PLC PIK:
9.00%, 10/1/2022 (a)	$ 2,242,334	$ 1,729,400
12.00%, 10/1/2023 (a)	2,963,632	596,431
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	8,450,000	8,090,875
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	5,476,000	5,157,707
Series W, 6.75%, 12/1/2023 (b)	9,575,000	9,622,875
Series Y, 7.50%, 4/1/2024 (b)	12,765,000	13,147,950
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	7,669,000	6,997,962
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	8,764,000	8,249,553
6.00%, 6/15/2025 (a)	18,746,000	19,145,290
CommScope, Inc.:
5.00%, 6/15/2021 (a)	8,708,000	8,708,000
5.50%, 6/15/2024 (a) (b)	8,549,000	8,591,745
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	5,115,000	4,769,738
Frontier Communications Corp.:
6.88%, 1/15/2025 (b)	9,269,000	5,966,919
7.63%, 4/15/2024 (b)	1,109,000	766,652
8.50%, 4/1/2026 (a) (b)	19,400,000	18,721,000
10.50%, 9/15/2022	27,530,000	24,983,475
11.00%, 9/15/2025 (b)	45,131,000	36,163,470
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	8,466,000	9,005,707
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	7,043,000	6,981,726
HC2 Holdings, Inc. 11.00%, 12/1/2019 (a)	6,227,000	6,273,702
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	10,005,000	9,379,687
6.63%, 8/1/2026	11,020,000	10,193,500
Inmarsat Finance PLC 4.88%, 5/15/2022 (a) (b)	13,619,000	13,448,762
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a)	9,706,000	9,581,763
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	7,628,000	6,843,842
8.00%, 2/15/2024 (a) (b)	16,486,000	17,310,300
9.75%, 7/15/2025 (a)	18,750,000	19,706,250
Intelsat Luxembourg SA:
7.75%, 6/1/2021 (b)	1,030,000	960,475
8.13%, 6/1/2023 (b)	943,000	760,341
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (a) (b) (c)	236,000	244,874
Level 3 Financing, Inc.:

70

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.13%, 5/1/2023	$ 8,963,000	$ 8,783,740
5.25%, 3/15/2026	9,333,000	8,868,217
5.38%, 8/15/2022	12,134,000	12,134,000
5.38%, 1/15/2024	10,992,000	10,742,482
5.38%, 5/1/2025	9,927,000	9,629,190
5.63%, 2/1/2023	6,201,000	6,239,446
6.13%, 1/15/2021	7,662,225	7,710,114
Level 3 Parent LLC 5.75%, 12/1/2022	6,814,000	6,796,965
Nokia Oyj:
3.38%, 6/12/2022 (b)	6,175,000	5,969,990
4.38%, 6/12/2027	5,442,000	5,074,665
Plantronics, Inc. 5.50%, 5/31/2023 (a)	5,756,000	5,741,610
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	9,031,000	9,358,374
Sprint Corp.:
7.13%, 6/15/2024	31,827,000	32,132,539
7.25%, 9/15/2021	31,602,000	32,755,473
7.63%, 2/15/2025 (b)	20,637,000	21,152,925
7.63%, 3/1/2026 (b)	18,216,000	18,563,926
7.88%, 9/15/2023	53,868,000	55,888,050
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a) (b)	18,163,000	17,981,370
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	5,265,000	5,653,294
T-Mobile USA, Inc.:
4.00%, 4/15/2022	5,299,000	5,239,386
4.50%, 2/1/2026	12,985,000	12,125,393
4.75%, 2/1/2028	18,297,000	16,902,769
5.13%, 4/15/2025 (b)	5,645,000	5,673,225
5.38%, 4/15/2027	6,907,000	6,745,376
6.00%, 3/1/2023	16,816,000	17,342,341
6.00%, 4/15/2024	13,029,000	13,550,160
6.38%, 3/1/2025	21,991,000	22,800,269
6.50%, 1/15/2024	12,946,000	13,528,570
6.50%, 1/15/2026	25,345,000	26,201,661
ViaSat, Inc. 5.63%, 9/15/2025 (a)	8,562,000	8,018,313
Wind Tre SpA 5.00%, 1/20/2026 (a)	25,575,000	20,045,685
Windstream Services LLC/Windstream Finance Corp.:
6.38%, 8/1/2023 (a) (b)	7,689,000	4,767,180
8.63%, 10/31/2025 (a)	6,883,000	6,538,850
8.75%, 12/15/2024 (a) (b)	11,191,000	7,064,878
WTT Investment, Ltd. 5.50%, 11/21/2022 (a) (b)	8,178,000	7,769,100
		767,589,497
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
2.35%, 5/6/2019	2,667,000	2,665,106
6.75%, 12/31/2025 (a) (b)	19,005,000	18,507,069
		21,172,175
Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a) (b)	$ 8,759,000	$ 7,160,482
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	8,601,000	6,515,258
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (f)	6,390,000	6,453,900
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	7,022,000	7,206,679
6.50%, 6/15/2022 (a)	19,189,000	19,645,698
		46,982,017
TRUCKING & LEASING — 0.7%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	5,943,000	6,250,847
Avolon Holdings Funding, Ltd. 5.50%, 1/15/2023 (a)	5,990,000	5,975,025
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	6,722,000	6,831,233
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	11,593,500	10,997,594
5.25%, 8/15/2022 (a)	22,795,000	22,567,050
5.50%, 2/15/2024 (a)	15,403,000	15,207,382
		67,829,131
TOTAL CORPORATE BONDS & NOTES (Cost $9,860,643,500)		9,357,411,626

	Shares
COMMON STOCKS — 0.0%(d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (g) (cost $2,512,116)	168,051	1,848,561
TOTAL COMMON STOCKS (Cost $2,512,116)		1,848,561
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Ditech Holding Corp. Zero Coupon, 2/9/2023 (h)	1,299	909,300

71

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (i) (j)	11,654,278	$ 11,654,278
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	633,602,775	633,602,775
TOTAL SHORT-TERM INVESTMENTS (Cost $645,257,053)		645,257,053
TOTAL INVESTMENTS — 105.2% (Cost $10,510,278,330)		10,005,426,540
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(498,900,441)
NET ASSETS — 100.0%		$ 9,506,526,099

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 57.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	When-issued security.
(g)	Non-income producing security.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $909,300 representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2018.
(k)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 33,621,044	$—	$ 33,621,044
Aerospace & Defense	—	164,857,271	—	164,857,271
Agriculture	—	19,339,146	—	19,339,146
Airlines	—	16,742,515	—	16,742,515
Apparel	—	25,124,505	—	25,124,505
Auto Manufacturers	—	93,546,968	—	93,546,968
Auto Parts & Equipment	—	95,145,423	—	95,145,423
Banks	—	229,558,417	—	229,558,417
Beverages	—	8,038,065	—	8,038,065
Biotechnology	—	1,113,120	—	1,113,120
72

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Building Materials	$ —	$ 112,001,786	$—	$ 112,001,786
Chemicals	—	194,388,772	—	194,388,772
Coal	—	28,545,368	—	28,545,368
Commercial Services	—	356,878,228	—	356,878,228
Computers	—	133,041,624	—	133,041,624
Cosmetics/Personal Care	—	13,072,220	—	13,072,220
Distribution & Wholesale	—	45,533,814	—	45,533,814
Diversified Financial Services	—	384,228,681	—	384,228,681
Electric	—	252,107,663	—	252,107,663
Electrical Components & Equipment	—	19,259,085	—	19,259,085
Electronics	—	5,353,920	—	5,353,920
Energy-Alternate Sources	—	14,156,781	—	14,156,781
Engineering & Construction	—	46,084,738	—	46,084,738
Entertainment	—	242,470,075	—	242,470,075
Environmental Control	—	14,081,284	—	14,081,284
Food	—	229,558,739	—	229,558,739
Food Service	—	38,480,329	—	38,480,329
Gas	—	37,934,322	—	37,934,322
Health Care Products	—	132,328,698	—	132,328,698
Health Care Services	—	661,123,424	—	661,123,424
Holding Companies-Divers	—	16,494,380	—	16,494,380
Home Builders	—	86,737,731	—	86,737,731
Home Furnishings	—	7,035,660	—	7,035,660
Household Products & Wares	—	28,488,970	—	28,488,970
Insurance	—	94,638,608	—	94,638,608
Internet	—	147,956,647	—	147,956,647
Iron/Steel	—	64,602,662	—	64,602,662
Leisure Time	—	49,787,621	—	49,787,621
Lodging	—	211,342,547	—	211,342,547
Machinery, Construction & Mining	—	35,941,877	—	35,941,877
Machinery-Diversified	—	21,616,180	—	21,616,180
Media	—	975,129,988	—	975,129,988
Metal Fabricate & Hardware	—	41,144,613	—	41,144,613
Mining	—	155,274,143	—	155,274,143
Miscellaneous Manufacturer	—	26,157,188	—	26,157,188
Office & Business Equipment	—	30,695,160	—	30,695,160
Oil & Gas	—	841,768,834	—	841,768,834
Oil & Gas Services	—	104,686,738	—	104,686,738
Packaging & Containers	—	238,495,151	—	238,495,151
Pharmaceuticals	—	248,368,067	—	248,368,067
Pipelines	—	287,635,307	—	287,635,307
Real Estate	—	59,847,370	—	59,847,370
Real Estate Investment Trusts	—	250,872,723	—	250,872,723
Retail	—	295,451,570	—	295,451,570
Semiconductors	—	83,612,077	—	83,612,077
Software	—	394,769,494	—	394,769,494
Storage & Warehousing	—	7,571,475	—	7,571,475
Telecommunications	—	767,589,497	—	767,589,497
Toys/Games/Hobbies	—	21,172,175	—	21,172,175
Transportation	—	46,982,017	—	46,982,017
73

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Trucking & Leasing	$ —	$ 67,829,131	$—	$ 67,829,131
Common Stocks
Oil, Gas & Consumable Fuels	1,848,561	—	—	1,848,561
Convertible Preferred Stocks
Diversified Financial Services	—	909,300	—	909,300
Short-Term Investments	645,257,053	—	—	645,257,053
TOTAL INVESTMENTS	$647,105,614	$9,358,320,926	$—	$10,005,426,540
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,034,959	$ 73,034,959	$2,001,380,374	$2,062,761,055	$—	$—	11,654,278	$ 11,654,278	$1,009,653	$—
State Street Navigator Securities Lending Government Money Market Portfolio	440,561,010	440,561,010	2,110,876,534	1,917,834,769	—	—	633,602,775	633,602,775	7,383,502	—
Total		$513,595,969	$4,112,256,908	$3,980,595,824	$—	$—		$645,257,053	$8,393,155	$—
74	ARJNK

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.4%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$ 6,036,000	$ 3,078,360
Affinion Group, Inc. 12.50%, 11/10/2022 (a)	3,396,914	3,044,654
Clear Channel International B.V. 8.75%, 12/15/2020 (a)	3,501,000	3,619,159
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. 6 month USD LIBOR + 0.14%, 14.00%, 7/1/2024 (c)	1,373,680	1,353,075
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	3,967,000	4,026,505
		15,121,753
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.:
5.40%, 4/15/2021 (b)	8,007,000	8,207,976
5.87%, 2/23/2022	4,805,000	4,991,194
6.15%, 8/15/2020	8,182,000	8,509,280
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	6,697,000	6,705,706
6.00%, 10/15/2022 (a) (b)	9,097,000	9,048,786
6.13%, 1/15/2023 (a)	8,251,000	8,251,000
7.75%, 3/15/2020 (a)	6,212,000	6,561,425
8.75%, 12/1/2021 (a)	9,296,000	10,248,840
KLX, Inc. 5.88%, 12/1/2022 (a)	9,620,000	9,993,256
TransDigm, Inc.:
5.50%, 10/15/2020	5,130,000	5,130,000
6.00%, 7/15/2022	8,594,000	8,661,033
6.50%, 7/15/2024	178,925	181,877
Triumph Group, Inc. 4.88%, 4/1/2021	1,937,000	1,864,362
		88,354,735
AGRICULTURE — 0.1%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	5,390,900	4,939,412
AIRLINES — 0.7%
Air Canada 7.75%, 4/15/2021 (a)	3,977,000	4,255,390
Allegiant Travel Co. 5.50%, 7/15/2019	2,509,000	2,521,545
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	6,294,000	6,317,917
5.50%, 10/1/2019 (a)	2,769,000	2,811,089
United Continental Holdings, Inc. 4.25%, 10/1/2022 (b)	3,506,900	3,375,391
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a) (b)	3,323,000	3,324,994
Security Description	Principal Amount	Value
8.50%, 11/15/2019 (a) (b)	$ 2,123,000	$ 2,168,008
		24,774,334
APPAREL — 0.1%
William Carter Co. 5.25%, 8/15/2021	2,308,000	2,341,178
AUTO MANUFACTURERS — 1.3%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	4,936,000	5,077,910
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	10,989,000	10,992,297
5.25%, 4/15/2023 (b)	11,184,000	11,243,275
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	182,000	180,408
4.13%, 12/15/2018 (a)	5,991,000	5,991,000
4.25%, 11/15/2019 (a)	4,920,000	4,932,300
5.63%, 2/1/2023 (a) (b)	5,881,000	5,925,107
		44,342,297
AUTO PARTS & EQUIPMENT — 0.3%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	5,598,000	5,744,947
IHO Verwaltungs GmbH PIK 4.13%, 9/15/2021 (a)	3,274,000	3,224,890
		8,969,837
BANKS — 1.3%
CIT Group, Inc.:
3.88%, 2/19/2019	4,578,000	4,579,374
4.13%, 3/9/2021	3,485,000	3,454,506
5.00%, 8/15/2022	8,603,000	8,700,214
5.38%, 5/15/2020 (b)	3,710,000	3,812,025
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018	3,293,000	3,292,964
6.10%, 6/10/2023	4,673,000	4,916,463
6.13%, 12/15/2022	16,261,000	17,030,145
		45,785,691
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	4,424,000	3,500,490
BIOTECHNOLOGY — 0.2%
Concordia International Corp. 9.00%, 4/1/2022 (a)	4,152,000	3,705,660
Sotera Health Topco, Inc. 8.13%, 11/1/2021 (a)	3,998,000	4,017,990
		7,723,650
BUILDING MATERIALS — 0.5%
Griffon Corp. 5.25%, 3/1/2022	7,737,000	7,527,327

75

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Masonite International Corp. 5.63%, 3/15/2023 (a)	$ 4,371,000	$ 4,458,420
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,776,000	2,913,065
Standard Industries, Inc. 5.50%, 2/15/2023 (a)	3,877,000	3,949,694
		18,848,506
CHEMICALS — 3.1%
Ashland LLC 4.75%, 8/15/2022	7,937,000	7,976,685
CF Industries, Inc.:
3.45%, 6/1/2023 (b)	1,720,000	1,627,464
7.13%, 5/1/2020	3,910,000	4,122,606
Chemours Co. 6.63%, 5/15/2023	5,885,000	6,168,068
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	4,884,000	5,030,520
Hexion, Inc.:
6.63%, 4/15/2020	14,094,000	13,206,078
10.38%, 2/1/2022 (a) (b)	4,155,000	4,056,319
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020 (b)	4,117,000	3,458,280
Huntsman International LLC:
4.88%, 11/15/2020	5,129,000	5,199,524
5.13%, 11/15/2022	3,034,000	3,115,539
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	5,011,000	5,004,736
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	3,513,000	3,592,042
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	9,378,000	9,846,900
OCI NV 6.63%, 4/15/2023 (a)	4,904,000	4,984,426
Perstorp Holding AB:
8.50%, 6/30/2021 (a)	657,000	681,638
11.00%, 9/30/2021 (a)	1,631,000	1,747,209
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a) (b)	8,065,000	8,206,137
PolyOne Corp. 5.25%, 3/15/2023	4,500,000	4,578,750
PQ Corp. 6.75%, 11/15/2022 (a)	3,968,000	4,166,400
TPC Group, Inc. 8.75%, 12/15/2020 (a)	6,210,000	6,140,137
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	5,247,000	5,350,366
		108,259,824
COAL — 0.3%
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	2,623,000	2,316,437
Security Description	Principal Amount	Value
Murray Energy Corp. 11.25%, 4/15/2021 (a)	$ 7,320,000	$ 4,310,016
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	3,703,000	3,763,174
6.38%, 3/31/2025 (a) (b)	199,000	205,467
Westmoreland Coal Co. 8.75%, 1/1/2022 (a)	2,117,000	517,342
		11,112,436
COMMERCIAL SERVICES — 4.1%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	3,482,000	3,754,031
ADT Corp.:
3.50%, 7/15/2022 (b)	5,550,099	5,208,768
4.13%, 6/15/2023 (b)	6,072,000	5,692,500
6.25%, 10/15/2021 (b)	8,507,000	8,783,477
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	3,878,000	3,774,070
APX Group, Inc.:
7.88%, 12/1/2022 (b)	7,308,000	7,253,190
8.75%, 12/1/2020	7,797,000	7,462,509
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	4,887,000	4,700,683
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/1/2022 (a) (b)	2,746,000	2,694,513
5.50%, 4/1/2023 (b)	6,146,000	5,959,776
Cenveo Corp. 6.00%, 8/1/2019 (a) (d)	1,156,000	410,380
Emeco Pty, Ltd. Series B, 9.25%, 3/31/2022	1,299,553	1,370,216
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	4,279,000	4,525,043
Hertz Corp.:
5.88%, 10/15/2020 (b)	7,023,000	6,882,540
6.25%, 10/15/2022 (b)	2,869,000	2,560,583
7.38%, 1/15/2021 (b)	3,987,000	3,907,260
7.63%, 6/1/2022 (a)	9,457,500	9,079,200
IHS Markit, Ltd. 5.00%, 11/1/2022 (a)	5,931,000	5,990,310
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	4,756,000	4,589,540
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	3,618,000	3,500,415
Monitronics International, Inc. 9.13%, 4/1/2020 (b)	5,148,000	3,307,590
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	4,851,000	4,875,255
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	6,406,000	6,398,313
5.00%, 4/15/2022 (a)	17,262,000	16,961,641

76

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a) (b)	$ 7,102,000	$ 7,561,499
RR Donnelley & Sons Co.:
7.63%, 6/15/2020	1,141,000	1,170,951
7.88%, 3/15/2021 (b)	2,829,000	2,892,653
Service Corp. International 5.38%, 1/15/2022	2,852,000	2,887,650
WEX, Inc. 4.75%, 2/1/2023 (a)	40,000	40,000
		144,194,556
COMPUTERS — 2.0%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	12,647,000	12,821,529
Dell, Inc.:
4.63%, 4/1/2021 (b)	167,000	168,670
5.88%, 6/15/2019 (b)	5,086,000	5,175,005
DynCorp International, Inc. 11.88%, 11/30/2020	2,770,369	2,856,943
EMC Corp.:
2.65%, 6/1/2020	16,557,000	16,040,422
3.38%, 6/1/2023 (b)	5,722,000	5,331,760
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	660,000	678,414
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a) (b)	4,596,000	4,515,570
9.25%, 3/1/2021 (a) (b)	6,475,000	6,216,000
Leidos Holdings, Inc. 4.45%, 12/1/2020	3,798,000	3,824,111
NCR Corp.:
4.63%, 2/15/2021	5,105,000	5,066,712
5.00%, 7/15/2022	4,699,000	4,663,757
5.88%, 12/15/2021	3,078,000	3,131,865
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (a)	1,872,000	1,102,140
		71,592,898
COSMETICS/PERSONAL CARE — 0.7%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	5,394,000	5,346,533
Avon Products, Inc.:
6.60%, 3/15/2020	3,134,000	3,102,660
7.00%, 3/15/2023 (b)	3,822,000	3,134,040
Edgewell Personal Care Co.:
4.70%, 5/19/2021 (b)	1,684,000	1,679,790
4.70%, 5/24/2022	4,212,000	4,159,350
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	5,905,000	5,761,065
Security Description	Principal Amount	Value
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	$ 2,932,000	$ 2,191,670
		25,375,108
DISTRIBUTION & WHOLESALE — 0.2%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	7,400,000	1,683,500
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	3,079,000	3,002,025
LKQ Corp. 4.75%, 5/15/2023	2,820,000	2,812,950
		7,498,475
DIVERSIFIED FINANCIAL SERVICES — 6.7%
Aircastle, Ltd. 5.00%, 4/1/2023	4,880,000	4,898,300
Alliance Data Systems Corp.:
5.38%, 8/1/2022 (a)	7,347,000	7,357,286
5.88%, 11/1/2021 (a)	2,251,000	2,296,020
Ally Financial, Inc.:
3.25%, 11/5/2018	5,994,000	5,994,000
3.50%, 1/27/2019	1,605,000	1,599,062
3.75%, 11/18/2019	3,665,000	3,660,602
4.13%, 3/30/2020	3,369,000	3,369,000
4.13%, 2/13/2022	6,409,000	6,294,920
4.25%, 4/15/2021	3,697,000	3,697,000
4.63%, 5/19/2022	5,630,000	5,622,963
4.75%, 9/10/2018	6,952,000	6,946,438
7.50%, 9/15/2020	5,303,000	5,674,210
8.00%, 12/31/2018	5,030,000	5,130,600
8.00%, 3/15/2020	12,017,000	12,843,770
Ditech Holding Corp. PIK 9.00%, 12/31/2024 (b)	1,404,371	1,127,885
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	2,269,500	2,360,280
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	8,762,000	8,783,905
6.00%, 8/1/2020	13,040,075	13,227,852
6.25%, 2/1/2022	7,268,000	7,413,360
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (a)	5,071,000	5,020,290
7.38%, 4/1/2020 (a)	2,035,000	2,055,350
7.50%, 4/15/2021 (a)	3,339,000	3,372,390
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	2,517,000	2,517,000
5.25%, 10/1/2025 (a)	2,541,000	2,376,343
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	3,235,000	3,328,492
Nationstar Mortgage LLC/Nationstar Capital Corp.:

77

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
6.50%, 8/1/2018	$ 1,730,000	$ 1,727,059
6.50%, 7/1/2021	4,009,162	3,999,139
7.88%, 10/1/2020	5,490,000	5,517,450
Navient Corp.:
5.00%, 10/26/2020	1,522,000	1,522,000
5.50%, 1/25/2023 (b)	9,484,000	9,318,030
5.88%, 3/25/2021	3,855,000	3,912,825
6.50%, 6/15/2022	8,218,000	8,393,043
6.63%, 7/26/2021	4,286,000	4,393,150
Series MTN, 4.88%, 6/17/2019	5,209,000	5,235,045
Series MTN, 5.50%, 1/15/2019	6,234,000	6,265,170
Series MTN, 7.25%, 1/25/2022	6,392,000	6,679,640
Series MTN, 8.00%, 3/25/2020	13,747,000	14,503,085
Springleaf Finance Corp.:
5.25%, 12/15/2019	6,005,000	6,080,062
5.63%, 3/15/2023	7,871,000	7,829,284
6.13%, 5/15/2022	5,486,000	5,595,720
7.75%, 10/1/2021	5,042,000	5,435,906
8.25%, 12/15/2020	6,958,525	7,532,603
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	4,492,000	4,525,690
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	3,239,000	3,344,268
		238,776,487
ELECTRIC — 1.9%
AES Corp.:
4.00%, 3/15/2021	2,657,000	2,640,394
4.50%, 3/15/2023	3,592,000	3,551,770
4.88%, 5/15/2023	5,702,000	5,687,745
Calpine Corp.:
5.38%, 1/15/2023	8,485,000	8,071,780
6.00%, 1/15/2022 (a)	6,438,000	6,566,760
DPL, Inc. 7.25%, 10/15/2021	6,558,000	7,081,984
NRG Energy, Inc. 6.25%, 7/15/2022	7,061,000	7,266,475
Talen Energy Supply LLC:
4.60%, 12/15/2021 (b)	4,657,000	4,039,948
9.50%, 7/15/2022 (a) (b)	3,094,000	3,033,976
Vistra Energy Corp.:
5.88%, 6/1/2023 (b)	4,757,000	4,894,002
7.38%, 11/1/2022	13,233,000	13,828,485
		66,663,319
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
WESCO Distribution, Inc. 5.38%, 12/15/2021	2,743,000	2,794,568
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
Sanmina Corp. 4.38%, 6/1/2019 (a)	$ 2,190,000	$ 2,195,475
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021	3,413,000	3,553,786
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	5,335,875	5,149,120
		8,702,906
ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU 0.25%, 3/31/2023 (a)	4,292,681	300,488
MasTec, Inc. 4.88%, 3/15/2023	3,251,000	3,161,597
		3,462,085
ENTERTAINMENT — 1.6%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022 (b)	2,993,000	3,045,378
Cinemark USA, Inc.:
4.88%, 6/1/2023	3,943,000	3,854,677
5.13%, 12/15/2022	1,950,000	1,959,750
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021 (b)	3,754,000	3,762,634
4.88%, 11/1/2020	5,828,000	5,908,135
International Game Technology PLC:
5.63%, 2/15/2020 (a)	3,085,000	3,131,275
6.25%, 2/15/2022 (a)	11,607,500	11,897,687
LHMC Finco Sarl 7.88%, 12/20/2023 (a) (e)	654,000	640,135
National CineMedia LLC 6.00%, 4/15/2022	2,640,000	2,676,300
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	3,613,000	3,594,935
Scientific Games International, Inc. 10.00%, 12/1/2022	14,059,000	14,974,241
		55,445,147
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 6/1/2021	4,762,000	4,785,810
5.25%, 8/1/2020	4,522,000	4,527,652
Covanta Holding Corp. 6.38%, 10/1/2022	2,520,000	2,564,100
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	5,232,000	4,842,870
5.63%, 5/1/2022 (a)	1,036,000	997,150
Tervita Escrow Corp.:

78

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
7.63%, 12/1/2021 (a)	$ 2,790,000	$ 2,817,900
7.63%, 12/1/2021 (a)	566,000	571,660
		21,107,142
FOOD — 1.2%
B&G Foods, Inc. 4.63%, 6/1/2021	4,994,075	4,931,649
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (b)	3,810,000	3,743,325
Darling Ingredients, Inc. 5.38%, 1/15/2022	4,177,000	4,229,212
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	5,060,000	4,876,828
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	5,209,000	3,320,738
Ingles Markets, Inc. 5.75%, 6/15/2023	6,434,000	6,353,575
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	4,509,000	4,554,090
7.25%, 6/1/2021 (a)	4,707,000	4,754,070
SUPERVALU, Inc. 7.75%, 11/15/2022 (b)	4,356,000	4,475,790
TreeHouse Foods, Inc. 4.88%, 3/15/2022	2,457,000	2,460,931
		43,700,208
FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc. 5.50%, 7/15/2022 (a)	4,151,000	4,088,735
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	2,881,000	2,924,215
		7,012,950
GAS — 0.4%
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	2,850,000	2,878,500
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019	3,636,000	3,638,182
6.88%, 10/15/2021	2,719,000	2,756,386
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	1,953,000	1,974,971
Southern Star Central Corp. 5.13%, 7/15/2022 (a) (b)	3,843,000	3,857,743
		15,105,782
HEALTH CARE PRODUCTS — 1.4%
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	7,455,000	7,543,528
Immucor, Inc. 11.13%, 2/15/2022 (a) (b)	3,072,000	3,079,680
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a)	5,805,175	5,863,227
Security Description	Principal Amount	Value
12.50%, 11/1/2021 (a)	$ 3,260,000	$ 3,520,800
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (b)	4,161,000	3,490,039
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	4,811,000	4,738,835
5.75%, 8/1/2022 (a) (b)	7,005,000	6,304,500
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	9,762,000	9,566,760
Sotera Health Holdings LLC 6.50%, 5/15/2023 (a)	1,723,000	1,735,923
Universal Hospital Services, Inc. 7.63%, 8/15/2020	4,894,000	4,875,647
		50,718,939
HEALTH CARE SERVICES — 8.4%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	3,668,000	3,695,510
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (b)	3,138,000	2,918,340
Centene Corp.:
4.75%, 5/15/2022	3,711,000	3,734,379
5.63%, 2/15/2021	12,386,000	12,620,095
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	8,150,000	7,559,125
6.25%, 3/31/2023	20,944,000	19,190,987
6.88%, 2/1/2022 (b)	21,332,500	10,932,906
8.13%, 6/30/2024 (a)	8,149,000	6,743,298
11.00%, 6/30/2023 (a) (b) (f)	17,109,000	15,440,872
DaVita, Inc. 5.75%, 8/15/2022	9,716,000	9,880,200
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a) (b)	3,608,000	3,644,802
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	6,425,000	6,481,219
5.63%, 7/15/2022 (b)	7,084,000	7,186,010
Fresenius Medical Care US Finance II, Inc. 6.50%, 9/15/2018 (a)	412,000	414,718
HCA Healthcare, Inc. 6.25%, 2/15/2021	7,821,000	8,104,902
HCA, Inc.:
3.75%, 3/15/2019 (b)	8,393,000	8,413,982
4.25%, 10/15/2019	3,323,000	3,347,923
4.75%, 5/1/2023	5,669,000	5,640,655
5.88%, 3/15/2022	10,111,000	10,528,584
5.88%, 5/1/2023	2,538,000	2,620,485
6.50%, 2/15/2020	16,383,000	17,058,799
7.50%, 2/15/2022	14,003,000	15,263,270
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	3,476,725	3,585,373

79

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
8.00%, 1/15/2020	$ 5,097,000	$ 5,479,275
8.75%, 1/15/2023	7,339,000	7,816,035
LifePoint Health, Inc. 5.50%, 12/1/2021 (b)	6,368,000	6,383,920
Molina Healthcare, Inc. 5.38%, 11/15/2022 (b)	4,426,000	4,464,728
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	9,285,000	9,575,620
Quorum Health Corp. 11.63%, 4/15/2023 (b)	4,138,000	4,138,000
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	3,823,000	4,004,593
Select Medical Corp. 6.38%, 6/1/2021	5,635,000	5,699,239
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (a) (b)	2,105,000	2,147,100
Tenet Healthcare Corp.:
4.38%, 10/1/2021	6,377,000	6,257,431
4.50%, 4/1/2021	8,096,000	8,017,064
4.75%, 6/1/2020	4,746,000	4,757,865
5.50%, 3/1/2019	2,253,500	2,264,768
6.00%, 10/1/2020	12,952,000	13,308,180
6.75%, 6/15/2023 (b)	942,000	936,160
7.50%, 1/1/2022 (a)	6,628,000	6,885,166
8.13%, 4/1/2022 (b)	20,679,000	21,584,740
		298,726,318
HOLDING COMPANIES-DIVERS — 0.2%
HRG Group, Inc. 7.75%, 1/15/2022	6,292,000	6,465,030
HOME BUILDERS — 2.6%
AV Homes, Inc. 6.63%, 5/15/2022	2,804,000	2,884,615
Beazer Homes USA, Inc. 8.75%, 3/15/2022	2,577,000	2,738,063
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	4,073,000	4,113,730
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	4,809,000	4,796,977
Century Communities, Inc. 6.88%, 5/15/2022	3,435,000	3,503,700
K Hovnanian Enterprises, Inc. 10.00%, 7/15/2022 (a)	4,912,000	5,169,880
KB Home:
4.75%, 5/15/2019	2,867,000	2,872,376
7.00%, 12/15/2021	3,703,000	3,876,578
7.50%, 9/15/2022	5,190,000	5,596,377
8.00%, 3/15/2020	2,496,000	2,661,360
Lennar Corp.:
2.95%, 11/29/2020	2,994,000	2,919,150
4.13%, 1/15/2022	4,595,000	4,558,240
4.50%, 6/15/2019	3,342,000	3,363,055
Security Description	Principal Amount	Value
4.75%, 4/1/2021 (b)	$ 2,219,000	$ 2,247,847
4.75%, 11/15/2022	4,002,000	4,017,208
8.38%, 1/15/2021 (a)	375,000	409,688
8.38%, 1/15/2021	3,651,000	3,988,717
PulteGroup, Inc. 4.25%, 3/1/2021	5,511,785	5,518,950
Shea Homes L.P./Shea Homes Funding Corp. 5.88%, 4/1/2023 (a)	2,769,000	2,775,922
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.25%, 4/15/2021 (a)	4,858,000	4,842,454
5.88%, 4/15/2023 (a)	2,036,000	2,025,820
Toll Brothers Finance Corp.:
4.00%, 12/31/2018 (b)	2,373,000	2,373,000
4.38%, 4/15/2023 (b)	3,433,840	3,382,332
5.88%, 2/15/2022	3,147,000	3,278,859
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	4,253,000	4,275,116
William Lyon Homes, Inc.:
6.00%, 9/1/2023 (a)	2,345,000	2,301,031
7.00%, 8/15/2022	158,000	160,568
		90,651,613
HOUSEHOLD PRODUCTS & WARES — 0.2%
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	3,132,000	3,116,340
Spectrum Brands, Inc. 6.63%, 11/15/2022	2,140,000	2,207,624
		5,323,964
INSURANCE — 0.5%
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	124,000	126,021
Genworth Holdings, Inc.:
7.20%, 2/15/2021	4,635,000	4,727,700
7.63%, 9/24/2021	4,189,000	4,277,388
7.70%, 6/15/2020	5,375,000	5,549,688
Wand Merger Corp. 8.13%, 7/15/2023 (a)	3,210,000	3,258,150
		17,938,947
INTERNET — 1.0%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	2,788,000	2,850,730
Netflix, Inc.:
5.38%, 2/1/2021	3,466,000	3,566,861
5.50%, 2/15/2022	6,072,500	6,232,814
Symantec Corp.:
3.95%, 6/15/2022	2,566,000	2,509,210
4.20%, 9/15/2020	4,901,000	4,904,383
VeriSign, Inc. 4.63%, 5/1/2023	4,872,000	4,908,540

80

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	$ 10,363,000	$ 10,544,352
		35,516,890
IRON/STEEL — 0.5%
AK Steel Corp. 7.63%, 10/1/2021 (b)	2,652,000	2,701,062
Allegheny Technologies, Inc. 5.95%, 1/15/2021	2,034,000	2,051,797
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a) (b)	2,220,000	2,139,636
Steel Dynamics, Inc.:
5.13%, 10/1/2021	3,441,000	3,471,109
5.25%, 4/15/2023	4,317,000	4,354,774
United States Steel Corp. 7.38%, 4/1/2020 (b)	2,830,000	2,989,187
		17,707,565
LEISURE TIME — 0.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	3,588,000	3,534,180
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,811,000	1,876,649
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	2,882,000	2,882,000
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	3,363,000	3,396,630
		11,689,459
LODGING — 2.3%
Boyd Gaming Corp. 6.88%, 5/15/2023	2,571,000	2,705,978
Choice Hotels International, Inc. 5.75%, 7/1/2022	2,993,000	3,121,698
Interval Acquisition Corp. 5.63%, 4/15/2023	2,781,000	2,794,905
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	5,215,000	5,371,450
MGM Resorts International:
5.25%, 3/31/2020	3,028,000	3,088,560
6.00%, 3/15/2023	7,486,000	7,710,580
6.63%, 12/15/2021	13,159,000	13,866,296
6.75%, 10/1/2020	6,415,000	6,719,712
7.75%, 3/15/2022	9,441,000	10,278,889
8.63%, 2/1/2019	4,395,000	4,510,369
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (a)	2,285,000	2,299,281
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,120,000	2,141,200
7.25%, 11/30/2021 (a)	6,510,000	6,751,130
Wyndham Destinations, Inc. 4.25%, 3/1/2022	5,000,000	4,869,000
Wyndham Worldwide Corp. 3.90%, 3/1/2023	3,050,000	2,859,375
Security Description	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 5/30/2023 (a)	$ 1,433,000	$ 1,373,889
		80,462,312
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a) (b)	4,228,000	4,090,590
MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	3,261,000	3,358,830
Xerium Technologies, Inc. 9.50%, 8/15/2021 (b)	4,106,000	4,326,697
		7,685,527
MEDIA — 9.0%
Altice Financing SA 6.63%, 2/15/2023 (a)	14,390,000	14,174,150
Altice France SA 6.00%, 5/15/2022 (a)	28,868,000	29,044,095
Altice Luxembourg SA 7.75%, 5/15/2022 (a) (b)	22,618,000	21,882,915
AMC Networks, Inc. 4.75%, 12/15/2022	5,097,000	5,109,742
Cable One, Inc. 5.75%, 6/15/2022 (a)	4,588,000	4,668,290
Cablevision Systems Corp.:
5.88%, 9/15/2022 (b)	5,851,000	5,800,096
8.00%, 4/15/2020 (b)	4,191,000	4,390,073
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	5,508,000	5,191,290
5.13%, 2/15/2023	6,507,000	6,441,930
5.13%, 5/1/2023 (a)	7,190,000	7,097,968
5.25%, 3/15/2021	3,827,000	3,841,543
5.25%, 9/30/2022	13,001,000	13,017,901
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	1,745,000	1,734,181
5.13%, 12/15/2021 (a)	5,528,000	5,486,540
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	6,518,000	6,615,770
Series B, 6.50%, 11/15/2022	14,145,000	14,427,900
Series B, 7.63%, 3/15/2020 (b)	15,452,000	15,374,740
CSC Holdings LLC:
6.75%, 11/15/2021	12,062,000	12,634,945
7.63%, 7/15/2018	4,212,000	4,201,470
8.63%, 2/15/2019 (b)	4,934,000	5,076,099
10.13%, 1/15/2023 (a)	2,310,000	2,544,003
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	4,864,000	4,231,680

81

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.13%, 5/1/2020	$ 8,760,000	$ 8,749,050
5.88%, 7/15/2022 (b)	14,635,000	13,756,900
5.88%, 11/15/2024 (b)	5,756,000	4,878,210
6.75%, 6/1/2021	14,565,000	14,565,000
7.88%, 9/1/2019	10,268,000	10,653,050
iHeartCommunications, Inc. 9.00%, 12/15/2019 (d)	3,425,000	2,594,438
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	4,322,000	4,513,789
LIN Television Corp. 5.88%, 11/15/2022	3,065,000	3,126,300
Quebecor Media, Inc. 5.75%, 1/15/2023	6,793,000	6,920,369
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	4,419,000	4,452,142
6.13%, 10/1/2022	3,900,950	3,974,288
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a) (b)	5,474,000	5,282,410
4.63%, 5/15/2023 (a) (b)	3,954,000	3,874,920
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	3,158,000	3,161,948
5.13%, 7/15/2020 (b)	4,146,000	4,171,913
Tribune Media Co. 5.88%, 7/15/2022	6,641,000	6,687,487
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	8,631,000	8,285,760
6.75%, 9/15/2022 (a)	1,039,000	1,063,624
Urban One, Inc. 7.38%, 4/15/2022 (a)	2,401,000	2,291,454
Videotron, Ltd. 5.00%, 7/15/2022	5,411,500	5,492,672
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	4,790,000	4,790,000
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	3,216,000	3,264,240
		319,537,285
METAL FABRICATE & HARDWARE — 0.0% (g)
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	1,372,000	1,502,340
MINING — 2.5%
Aleris International, Inc. 10.75%, 7/15/2023 (a) (b)	864,000	867,542
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (b)	2,780,000	2,661,850
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	3,819,000	3,685,335
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	2,488,000	2,615,510
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	6,838,000	6,598,670
5.13%, 3/15/2023 (a) (b)	2,936,000	2,829,570
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	5,909,000	5,820,365
Security Description	Principal Amount	Value
3.55%, 3/1/2022	$ 17,231,000	$ 16,364,281
3.88%, 3/15/2023 (b)	13,931,000	13,164,795
4.00%, 11/14/2021	2,667,000	2,603,792
6.88%, 2/15/2023	3,114,000	3,277,485
Hecla Mining Co. 6.88%, 5/1/2021	3,259,000	3,293,627
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)	1,132,000	1,167,375
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	5,423,000	6,005,973
Kinross Gold Corp. 5.13%, 9/1/2021 (b)	161,000	164,623
New Gold, Inc. 6.25%, 11/15/2022 (a)	1,857,000	1,875,570
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	5,124,000	5,105,041
Teck Resources, Ltd.:
3.75%, 2/1/2023	6,164,000	5,848,403
4.75%, 1/15/2022	4,951,000	4,961,397
		88,911,204
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	5,196,000	5,189,505
EnPro Industries, Inc. 5.88%, 9/15/2022	4,372,000	4,459,440
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	4,613,000	4,670,662
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (b)	3,811,000	3,839,583
		18,159,190
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
3.63%, 10/1/2021 (b)	4,038,000	3,795,720
4.38%, 5/15/2022	2,532,000	2,298,550
4.70%, 4/1/2023	2,377,000	2,145,242
		8,239,512
OIL & GAS — 8.9%
Aker BP ASA 6.00%, 7/1/2022 (a) (b)	3,085,000	3,156,341
Antero Resources Corp.:
5.13%, 12/1/2022	3,666,000	3,670,766
5.38%, 11/1/2021	8,627,000	8,734,837
5.63%, 6/1/2023	7,566,000	7,679,490
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a) (b)	9,595,000	10,554,500
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	3,419,000	3,521,570
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	746,000	719,890
5.63%, 6/1/2024 (a)	2,551,000	2,377,213

82

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
California Resources Corp.:
5.00%, 1/15/2020	$ 1,422,000	$ 1,370,524
8.00%, 12/15/2022 (a) (b)	16,462,000	14,939,265
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (b)	5,508,000	5,480,460
7.63%, 1/15/2022	4,491,000	4,479,772
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	4,036,000	4,073,838
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	4,609,000	4,666,612
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	3,092,000	2,968,320
6.13%, 2/15/2021	2,540,000	2,565,400
6.63%, 8/15/2020 (b)	5,060,000	5,186,500
8.00%, 12/15/2022 (a) (b)	9,926,000	10,419,322
CNX Resources Corp. 5.88%, 4/15/2022	11,535,000	11,594,982
Comstock Resources, Inc. PIK 10.00%, 3/15/2020	5,420,000	5,657,396
Continental Resources, Inc. 5.00%, 9/15/2022	2,823,000	2,859,699
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	2,603,000	2,664,821
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a)	810,000	856,332
9.25%, 3/31/2022 (a)	6,071,000	6,408,699
Energen Corp. 4.63%, 9/1/2021	3,113,000	3,120,783
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	2,456,000	1,688,500
9.38%, 5/1/2020 (b)	1,780,000	1,757,750
Gulfport Energy Corp. 6.63%, 5/1/2023	647,000	652,694
HighPoint Operating Corp. 7.00%, 10/15/2022	923,000	923,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.:
6.75%, 4/1/2022 (b)	4,500,000	2,767,500
9.25%, 3/15/2023 (a)	4,207,000	4,207,000
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	8,390,000	3,439,900
Laredo Petroleum, Inc.:
5.63%, 1/15/2022	4,589,000	4,520,165
6.25%, 3/15/2023 (b)	2,835,000	2,838,544
Matador Resources Co. 6.88%, 4/15/2023	2,600,000	2,723,500
MEG Energy Corp. 6.38%, 1/30/2023 (a)	6,600,000	6,121,500
Murphy Oil Corp.:
4.00%, 6/1/2022 (b)	3,268,000	3,208,768
4.45%, 12/1/2022 (b)	4,884,000	4,810,740
Nabors Industries, Inc.:
4.63%, 9/15/2021 (b)	5,189,000	5,072,247
Security Description	Principal Amount	Value
5.00%, 9/15/2020	$ 5,141,000	$ 5,174,931
5.50%, 1/15/2023 (b)	4,251,000	4,097,114
Newfield Exploration Co. 5.75%, 1/30/2022	4,627,000	4,823,647
Oasis Petroleum, Inc.:
6.88%, 3/15/2022	6,941,500	7,060,894
6.88%, 1/15/2023	1,034,000	1,052,095
Parker Drilling Co. 6.75%, 7/15/2022 (b)	3,515,000	2,592,313
QEP Resources, Inc.:
5.25%, 5/1/2023 (b)	7,169,000	7,043,542
5.38%, 10/1/2022	2,701,000	2,755,020
6.88%, 3/1/2021	2,811,000	2,993,715
Range Resources Corp.:
5.00%, 8/15/2022 (b)	647,000	639,721
5.00%, 3/15/2023 (b)	6,268,000	6,072,125
5.75%, 6/1/2021	4,144,000	4,247,600
Resolute Energy Corp. 8.50%, 5/1/2020	4,405,000	4,391,234
Rowan Cos., Inc. 4.88%, 6/1/2022 (b)	4,288,000	4,020,000
RSP Permian, Inc. 6.63%, 10/1/2022	4,526,750	4,746,297
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	4,262,000	2,642,440
7.38%, 11/1/2021 (a)	3,877,000	2,364,970
13.00%, 11/30/2020 (a)	2,582,000	2,859,565
Sanchez Energy Corp.:
6.13%, 1/15/2023	10,825,000	7,361,000
7.25%, 2/15/2023 (a) (b)	2,123,000	2,101,770
7.75%, 6/15/2021 (b)	2,711,000	2,317,905
Seven Generations Energy, Ltd. 6.75%, 5/1/2023 (a) (b)	3,747,000	3,878,145
SM Energy Co.:
6.13%, 11/15/2022 (b)	3,425,000	3,506,344
6.50%, 1/1/2023 (b)	4,833,000	4,899,454
Southwestern Energy Co. 4.10%, 3/15/2022 (b)	6,283,000	6,023,826
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (a)	7,726,000	7,407,689
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	3,005,000	3,035,050
Transocean, Inc.:
5.80%, 10/15/2022 (b)	2,644,000	2,620,865
9.00%, 7/15/2023 (a) (b)	901,000	969,746
Ultra Resources, Inc. 6.88%, 4/15/2022 (a) (b)	5,537,000	4,194,278
Unit Corp. 6.63%, 5/15/2021	4,149,000	4,138,628
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	3,669,000	3,359,428
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)	7,098,000	7,254,156
6.25%, 4/1/2023 (b)	2,224,000	2,290,720

83

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
WPX Energy, Inc. 6.00%, 1/15/2022	$ 4,225,000	$ 4,383,437
		313,778,804
OIL & GAS SERVICES — 1.6%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.00%, 4/1/2021	4,912,000	4,875,160
6.00%, 10/1/2022	190,000	188,100
Bristow Group, Inc.:
6.25%, 10/15/2022 (b)	1,961,000	1,524,678
8.75%, 3/1/2023 (a) (b)	3,487,000	3,395,641
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	2,285,000	2,279,287
FTS International, Inc. 6.25%, 5/1/2022	521,000	525,533
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	3,807,000	3,692,790
9.63%, 4/1/2023 (a)	5,384,000	5,451,300
9.88%, 4/1/2022 (a)	2,047,000	2,113,527
Petrofac, Ltd. 3.40%, 10/10/2018 (a) (b)	3,782,000	3,745,947
PHI, Inc. 5.25%, 3/15/2019 (b)	3,969,000	3,879,697
SESI LLC 7.13%, 12/15/2021	6,668,000	6,768,020
Weatherford International, Ltd.:
4.50%, 4/15/2022 (b)	3,350,000	3,082,000
5.13%, 9/15/2020	2,280,000	2,280,000
7.75%, 6/15/2021 (b)	7,095,000	7,281,244
8.25%, 6/15/2023	4,315,000	4,271,418
		55,354,342
PACKAGING & CONTAINERS — 2.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	4,217,000	4,138,142
4.63%, 5/15/2023 (a)	7,309,000	7,227,139
6.00%, 6/30/2021 (a) (b)	2,226,500	2,257,114
7.25%, 5/15/2024 (a)	1,976,000	2,055,040
Ball Corp.:
4.00%, 11/15/2023	42,000	40,807
4.38%, 12/15/2020	6,043,000	6,110,984
5.00%, 3/15/2022 (b)	5,996,000	6,168,385
Berry Global, Inc.:
5.50%, 5/15/2022	5,627,000	5,678,768
6.00%, 10/15/2022	1,981,000	2,032,110
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (b)	7,719,000	7,564,620
Graphic Packaging International, Inc. 4.75%, 4/15/2021	2,082,000	2,102,820
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (a) (b)	4,781,000	4,757,095
Security Description	Principal Amount	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75%, 10/15/2020	$ 23,107,849	$ 23,160,997
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	4,020,000	4,060,200
5.25%, 4/1/2023 (a)	2,387,000	2,434,740
6.50%, 12/1/2020 (a)	2,963,000	3,118,558
		82,907,519
PHARMACEUTICALS — 2.1%
Endo Finance LLC 5.75%, 1/15/2022 (a) (b)	2,670,000	2,389,650
Endo Finance LLC/Endo Finco, Inc.:
5.38%, 1/15/2023 (a)	6,514,000	5,276,340
7.25%, 1/15/2022 (a)	5,736,000	5,262,780
Horizon Pharma, Inc. 6.63%, 5/1/2023	1,236,000	1,232,910
Valeant Pharmaceuticals International, Inc.:
5.50%, 3/1/2023 (a) (b)	6,994,000	6,504,420
5.50%, 11/1/2025 (a)	1,452,000	1,429,204
5.63%, 12/1/2021 (a)	5,946,000	5,827,080
5.88%, 5/15/2023 (a)	18,136,000	17,026,077
6.50%, 3/15/2022 (a)	10,284,000	10,643,940
7.25%, 7/15/2022 (a)	5,875,000	6,021,875
7.50%, 7/15/2021 (a)	11,027,500	11,179,679
8.50%, 1/31/2027 (a)	2,402,000	2,432,025
		75,225,980
PIPELINES — 2.8%
American Midstream Partners L.P./American Midstream Finance Corp. 8.50%, 12/15/2021 (a)	2,575,000	2,533,156
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	5,728,000	5,799,600
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	5,738,000	5,838,415
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (b)	4,678,000	4,520,117
4.75%, 9/30/2021 (a)	8,726,000	8,845,982
5.35%, 3/15/2020 (a)	2,364,000	2,405,370
9.75%, 3/15/2019 (a)	2,110,000	2,197,038
Energy Transfer Equity L.P.:
4.25%, 3/15/2023 (b)	7,345,000	7,079,111
7.50%, 10/15/2020	9,255,000	9,851,022
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.00%, 5/15/2023	2,968,000	2,910,421
6.50%, 10/1/2025	653,000	625,248
6.75%, 8/1/2022	3,387,000	3,429,338

84

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	$ 3,440,000	$ 3,397,000
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	3,633,000	3,605,752
NuStar Logistics L.P. 4.80%, 9/1/2020	4,407,000	4,412,509
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	3,780,000	3,813,075
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	5,711,000	5,846,636
6.00%, 1/15/2019 (a)	1,814,000	1,834,408
6.85%, 7/15/2018 (a)	5,260,000	5,264,208
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022	2,193,000	2,127,210
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	3,894,000	3,894,000
5.25%, 5/1/2023 (b)	2,914,000	2,921,285
Williams Cos., Inc.:
3.70%, 1/15/2023	5,468,000	5,303,960
7.88%, 9/1/2021	2,027,000	2,247,436
		100,702,297
REAL ESTATE — 0.4%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (a)	1,292,000	1,364,740
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (a)	5,821,000	5,835,552
4.88%, 6/1/2023 (a)	4,413,000	4,159,253
5.25%, 12/1/2021 (a) (b)	3,502,000	3,493,245
		14,852,790
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Equinix, Inc.:
5.38%, 1/1/2022	5,874,000	6,064,905
5.38%, 4/1/2023	7,247,000	7,383,244
Iron Mountain, Inc. 4.38%, 6/1/2021 (a)	2,759,000	2,751,275
iStar, Inc.:
4.63%, 9/15/2020	5,801,450	5,714,428
5.00%, 7/1/2019	3,719,675	3,719,675
5.25%, 9/15/2022 (b)	2,767,000	2,677,903
6.00%, 4/1/2022	2,548,000	2,541,630
RHP Hotel Properties L.P./RHP Finance Corp.:
5.00%, 4/15/2021	2,741,000	2,744,426
5.00%, 4/15/2023	3,082,000	3,058,885
SBA Communications Corp.:
4.00%, 10/1/2022 (a)	5,833,000	5,614,262
Security Description	Principal Amount	Value
4.88%, 7/15/2022	$ 5,530,000	$ 5,481,612
Starwood Property Trust, Inc.:
3.63%, 2/1/2021 (a)	3,884,000	3,796,610
5.00%, 12/15/2021	5,034,000	5,084,340
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	4,259,000	4,109,935
		60,743,130
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc. 4.63%, 1/15/2022 (a)	7,372,000	7,372,000
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a) (b)	2,945,000	2,983,653
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	6,510,000	5,964,787
6.75%, 1/15/2022 (b)	1,969,000	1,777,023
6.75%, 6/15/2023 (b)	4,478,000	3,901,681
GameStop Corp.:
5.50%, 10/1/2019 (a)	640,000	641,600
6.75%, 3/15/2021 (a) (b)	4,330,000	4,373,300
Gap, Inc. 5.95%, 4/12/2021 (b)	6,755,000	7,078,787
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (b)	4,174,000	4,174,000
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	5,483,000	5,303,158
Hot Topic, Inc. 9.25%, 6/15/2021 (a)	3,844,000	3,651,800
JC Penney Corp., Inc. 8.63%, 3/15/2025 (a)	1,214,000	1,031,900
L Brands, Inc. 6.69%, 1/15/2027 (a) (b)	18,813,000	17,990,872
Men's Wearhouse, Inc. 7.00%, 7/1/2022 (b)	3,971,000	4,095,094
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	2,526,000	2,545,198
Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (a) (b)	7,302,500	4,819,650
Penske Automotive Group, Inc. 5.75%, 10/1/2022	5,713,000	5,827,260
PetSmart, Inc. 7.13%, 3/15/2023 (a)	14,577,000	9,785,540
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	2,765,000	2,865,646
Rite Aid Corp. 6.13%, 4/1/2023 (a) (b)	10,378,000	10,523,292
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (d)	1,000,000	752,500
Yum! Brands, Inc.:
3.75%, 11/1/2021	1,127,000	1,108,686

85

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.88%, 11/1/2020	$ 1,466,000	$ 1,458,670
		110,026,097
SEMICONDUCTORS — 0.9%
Amkor Technology, Inc. 6.38%, 10/1/2022	1,373,000	1,400,460
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	5,640,500	5,555,893
4.13%, 6/15/2020 (a)	5,830,000	5,888,300
4.13%, 6/1/2021 (a)	10,211,500	10,192,353
4.63%, 6/15/2022 (a)	4,097,460	4,154,005
4.63%, 6/1/2023 (a)	1,650,000	1,659,281
STATS ChipPAC Pte, Ltd. 8.50%, 11/24/2020 (a) (b)	3,604,000	3,622,561
		32,472,853
SOFTWARE — 1.9%
Blackboard, Inc. 9.75%, 10/15/2021 (a) (b)	3,710,000	2,722,213
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	12,600,333	12,868,720
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)	3,617,000	3,617,000
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	7,345,000	7,372,911
Infor US, Inc.:
5.75%, 8/15/2020 (a)	2,828,000	2,863,350
6.50%, 5/15/2022	12,112,000	12,158,026
IQVIA, Inc. 4.88%, 5/15/2023 (a)	2,542,000	2,567,420
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	3,305,000	3,296,738
Open Text Corp. 5.63%, 1/15/2023 (a)	5,735,000	5,892,712
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	4,328,000	4,102,944
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	7,028,000	7,616,595
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 2/1/2023 (a)	3,847,000	3,606,562
		68,685,191
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	4,060,000	4,110,750
TELECOMMUNICATIONS — 9.3%
Anixter, Inc.:
5.13%, 10/1/2021	2,970,000	3,010,838
5.50%, 3/1/2023	3,344,000	3,444,320
5.63%, 5/1/2019	1,875,000	1,907,813
Avanti Communications Group PLC PIK:
9.00%, 10/1/2022 (a)	1,474,546	1,137,244
12.00%, 10/1/2023 (a)	2,628,642	529,014
CenturyLink, Inc.:
Security Description	Principal Amount	Value
Series S, 6.45%, 6/15/2021	$ 9,775,000	$ 10,050,655
Series T, 5.80%, 3/15/2022	12,249,000	12,126,510
Series V, 5.63%, 4/1/2020	7,550,000	7,644,375
CommScope, Inc. 5.00%, 6/15/2021 (a)	3,707,000	3,707,000
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	3,433,000	3,201,273
DKT Finance ApS 9.38%, 6/17/2023 (a) (e)	2,806,000	2,844,723
Frontier Communications Corp.:
7.13%, 3/15/2019	2,123,000	2,138,923
7.13%, 1/15/2023	5,511,000	4,053,892
8.13%, 10/1/2018	4,663,000	4,686,315
8.50%, 4/1/2026 (a)	980,000	945,700
8.75%, 4/15/2022 (b)	5,519,000	4,677,904
10.50%, 9/15/2022 (b)	15,237,000	13,827,577
11.00%, 9/15/2025 (b)	1,769,000	1,417,500
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	5,378,000	5,720,847
HC2 Holdings, Inc. 11.00%, 12/1/2019 (a)	3,841,000	3,869,808
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	11,188,000	11,418,473
7.63%, 6/15/2021	5,787,850	6,164,060
Inmarsat Finance PLC 4.88%, 5/15/2022 (a) (b)	9,113,000	8,999,087
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (b)	5,452,000	5,382,214
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020	15,638,000	15,501,167
7.50%, 4/1/2021	9,645,000	9,572,662
9.50%, 9/30/2022 (a)	5,392,000	6,187,320
Intelsat Luxembourg SA:
7.75%, 6/1/2021 (b)	14,869,000	13,865,342
8.13%, 6/1/2023 (b)	3,506,000	2,826,888
Iridium Communications, Inc. 10.25%, 4/15/2023 (a) (b)	2,599,000	2,795,549
Level 3 Financing, Inc.:
5.13%, 5/1/2023	5,363,000	5,255,740
5.38%, 8/15/2022	6,250,000	6,250,000
5.63%, 2/1/2023	3,302,000	3,322,472
6.13%, 1/15/2021	5,488,775	5,523,080
Level 3 Parent LLC 5.75%, 12/1/2022	4,243,000	4,232,393
Nokia Oyj:
3.38%, 6/12/2022 (b)	2,656,000	2,567,821
5.38%, 5/15/2019	6,057,000	6,106,213
Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,943,000	1,938,143
Qwest Corp. 6.75%, 12/1/2021	6,106,000	6,502,890
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	5,743,000	5,951,184
Sprint Capital Corp. 6.90%, 5/1/2019	8,308,000	8,475,822

86

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Sprint Communications, Inc.:
6.00%, 11/15/2022	$ 14,893,000	$ 14,763,431
7.00%, 3/1/2020 (a)	6,887,000	7,145,262
7.00%, 8/15/2020	10,086,000	10,439,010
9.00%, 11/15/2018 (a)	11,504,000	11,734,080
11.50%, 11/15/2021	6,909,000	8,161,602
Sprint Corp. 7.25%, 9/15/2021	11,676,000	12,102,174
Telecom Italia Capital SA 7.18%, 6/18/2019	3,284,000	3,377,594
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	5,225,000	5,122,067
T-Mobile USA, Inc.:
4.00%, 4/15/2022	3,276,000	3,239,145
6.00%, 3/1/2023	9,696,000	9,999,485
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	4,201,000	4,253,512
Windstream Services LLC/Windstream Finance Corp.:
6.38%, 8/1/2023 (a) (b)	2,355,000	1,460,100
7.75%, 10/15/2020	2,100,000	1,882,125
8.63%, 10/31/2025 (a)	389,000	369,550
WTT Investment, Ltd. 5.50%, 11/21/2022 (a) (b)	5,842,000	5,549,900
		329,379,788
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
2.35%, 5/6/2019	3,350,000	3,347,621
2.35%, 8/15/2021 (b)	2,082,000	1,886,813
		5,234,434
TRANSPORTATION — 1.2%
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	3,222,000	3,185,753
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021	3,007,000	1,977,103
5.88%, 4/1/2020	2,733,000	2,049,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	4,576,000	3,740,880
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	5,149,000	3,900,367
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	4,947,000	4,192,582
Teekay Corp. 8.50%, 1/15/2020 (b)	3,087,000	3,179,610
Security Description	Principal Amount	Value
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (e)	$ 2,716,000	$ 2,743,160
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	2,413,000	2,452,211
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	12,946,000	13,254,115
		40,675,531
TRUCKING & LEASING — 0.8%
Avolon Holdings Funding, Ltd. 5.50%, 1/15/2023 (a)	3,469,000	3,460,328
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	5,367,000	5,454,214
Park Aerospace Holdings, Ltd.:
3.63%, 3/15/2021 (a) (b)	1,395,000	1,353,150
4.50%, 3/15/2023 (a)	7,070,500	6,707,076
5.25%, 8/15/2022 (a)	12,803,000	12,674,970
		29,649,738
TOTAL CORPORATE BONDS & NOTES (Cost $3,583,985,823)		3,484,827,178

	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (g)
Abengoa SA Class A	1,017,249	22,566
Abengoa SA Class B	10,518,618	12,281
		34,847
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (g)
Mood Media Corp. (h) (i)	822,357	583,874
OIL, GAS & CONSUMABLE FUELS — 0.1%
Amplify Energy Corp. (i)	57,652	634,172
Vanguard Natural Resources, Inc. (i)	12,052	61,827
VNR Finance Corp. (h)	67,569	346,629
		1,042,628
TRANSPORTATION INFRASTRUCTURE — 0.0% (g)
Erickson, Inc. (h)	7,423	255,069
TOTAL COMMON STOCKS (Cost $14,224,057)		1,916,418

87

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
WARRANTS — 0.0% (g)
ADVERTISING SERVICES — 0.0% (g)
Affinion Group, Inc. (expiring 11/20/22) (b) (i) (j) (Cost $0)	11,802	$ —
TOTAL WARRANTS (Cost $0)		—
CONVERTIBLE PREFERRED STOCKS — 0.0% (g)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (g)
Ditech Holding Corp. Zero Coupon, 2/9/2023 (h)	608	425,600
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (k) (l)	22,031,007	22,031,007
State Street Navigator Securities Lending Government Money Market Portfolio (k) (m)	271,547,946	271,547,946
TOTAL SHORT-TERM INVESTMENTS (Cost $293,578,953)		293,578,953
TOTAL INVESTMENTS — 106.7% (Cost $3,892,721,002)		3,780,748,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(235,961,436)
NET ASSETS — 100.0%		$ 3,544,786,713

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(g)	Amount is less than 0.05% of net assets.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $1,611,172 representing less than 0.05% of net assets.
(i)	Non-income producing security.
(j)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at June 30, 2018.
(m)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 15,121,753	$—	$ 15,121,753
Aerospace & Defense	—	88,354,735	—	88,354,735
Agriculture	—	4,939,412	—	4,939,412
Airlines	—	24,774,334	—	24,774,334
Apparel	—	2,341,178	—	2,341,178
Auto Manufacturers	—	44,342,297	—	44,342,297
Auto Parts & Equipment	—	8,969,837	—	8,969,837
Banks	—	45,785,691	—	45,785,691
Beverages	—	3,500,490	—	3,500,490
Biotechnology	—	7,723,650	—	7,723,650
Building Materials	—	18,848,506	—	18,848,506
Chemicals	—	108,259,824	—	108,259,824
Coal	—	11,112,436	—	11,112,436
Commercial Services	—	144,194,556	—	144,194,556
Computers	—	71,592,898	—	71,592,898
Cosmetics/Personal Care	—	25,375,108	—	25,375,108
Distribution & Wholesale	—	7,498,475	—	7,498,475
88

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Diversified Financial Services	$ —	$ 238,776,487	$—	$ 238,776,487
Electric	—	66,663,319	—	66,663,319
Electrical Components & Equipment	—	2,794,568	—	2,794,568
Electronics	—	2,195,475	—	2,195,475
Energy-Alternate Sources	—	8,702,906	—	8,702,906
Engineering & Construction	—	3,462,085	—	3,462,085
Entertainment	—	55,445,147	—	55,445,147
Environmental Control	—	21,107,142	—	21,107,142
Food	—	43,700,208	—	43,700,208
Forest Products & Paper	—	7,012,950	—	7,012,950
Gas	—	15,105,782	—	15,105,782
Health Care Products	—	50,718,939	—	50,718,939
Health Care Services	—	298,726,318	—	298,726,318
Holding Companies-Divers	—	6,465,030	—	6,465,030
Home Builders	—	90,651,613	—	90,651,613
Household Products & Wares	—	5,323,964	—	5,323,964
Insurance	—	17,938,947	—	17,938,947
Internet	—	35,516,890	—	35,516,890
Iron/Steel	—	17,707,565	—	17,707,565
Leisure Time	—	11,689,459	—	11,689,459
Lodging	—	80,462,312	—	80,462,312
Machinery, Construction & Mining	—	4,090,590	—	4,090,590
Machinery-Diversified	—	7,685,527	—	7,685,527
Media	—	319,537,285	—	319,537,285
Metal Fabricate & Hardware	—	1,502,340	—	1,502,340
Mining	—	88,911,204	—	88,911,204
Miscellaneous Manufacturer	—	18,159,190	—	18,159,190
Office & Business Equipment	—	8,239,512	—	8,239,512
Oil & Gas	—	313,778,804	—	313,778,804
Oil & Gas Services	—	55,354,342	—	55,354,342
Packaging & Containers	—	82,907,519	—	82,907,519
Pharmaceuticals	—	75,225,980	—	75,225,980
Pipelines	—	100,702,297	—	100,702,297
Real Estate	—	14,852,790	—	14,852,790
Real Estate Investment Trusts	—	60,743,130	—	60,743,130
Retail	—	110,026,097	—	110,026,097
Semiconductors	—	32,472,853	—	32,472,853
Software	—	68,685,191	—	68,685,191
Storage & Warehousing	—	4,110,750	—	4,110,750
Telecommunications	—	329,379,788	—	329,379,788
Toys/Games/Hobbies	—	5,234,434	—	5,234,434
Transportation	—	40,675,531	—	40,675,531
Trucking & Leasing	—	29,649,738	—	29,649,738
Common Stocks
Construction & Engineering	34,847	—	—	34,847
Electronic Equipment, Instruments & Components	—	583,874	—	583,874
Oil, Gas & Consumable Fuels	695,999	346,629	—	1,042,628
89

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Transportation Infrastructure	$ —	$ 255,069	$—	$ 255,069
Convertible Preferred Stocks
Diversified Financial Services	—	425,600	—	425,600
Warrants
Advertising Services	—	—	0(a)	—
Short-Term Investments	293,578,953	—	—	293,578,953
TOTAL INVESTMENTS	$294,309,799	$3,486,438,350	$—	$3,780,748,149

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	88,095,378	$ 88,095,378	$1,184,058,809	$1,250,123,180	$—	$—	22,031,007	$ 22,031,007	$ 492,108	$—
State Street Navigator Securities Lending Government Money Market Portfolio	259,642,925	259,642,925	1,085,582,034	1,073,677,013	—	—	271,547,946	271,547,946	3,533,810	—
Total		$347,738,303	$2,269,640,843	$2,323,800,193	$—	$—		$293,578,953	$4,025,918	$—
90	ARJNK

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.8%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	$ 330,000	$ 381,107
5.00%, 9/1/2027	225,000	258,174
Series A, 4.00%, 6/1/2037	500,000	528,270
Series A, 5.00%, 9/1/2020	50,000	53,475
Series A, 5.00%, 9/1/2030	115,000	136,542
Series A, 5.00%, 9/1/2032	950,000	1,109,913
Series A, 5.00%, 9/1/2033	985,000	1,145,210
Series A, 5.00%, 9/1/2034	1,095,000	1,267,900
Series A, 5.00%, 9/1/2036	325,000	374,780
Series B, 5.00%, 9/1/2025	275,000	322,963
Series B, 5.00%, 9/1/2026	335,000	397,829
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2025	285,000	324,581
Series B, 5.00%, 1/1/2019	125,000	127,179
Series B, 5.00%, 1/1/2021	710,000	765,174
Series B, 5.00%, 1/1/2022	245,000	270,387
Series B, 5.00%, 1/1/2024	655,000	751,252
Series B, 5.00%, 1/1/2025	495,000	568,839
Series B, 5.00%, 1/1/2026	570,000	653,653
Series C, 5.00%, 9/1/2019	120,000	124,729
Series C, 5.00%, 9/1/2020	100,000	106,927
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	100,000	103,694
Series A, 5.00%, 8/1/2022	435,000	487,122
Series A, 5.00%, 8/1/2024	635,000	736,016
Series A, 5.00%, 8/1/2025	175,000	201,548
Series C, 5.00%, 8/1/2027	100,000	118,422
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	318,159
Series A, 5.00%, 6/1/2028	230,000	268,877
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	106,482
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	244,797
Series A, 4.00%, 1/1/2038	145,000	151,045
Series A, 4.00%, 1/1/2041	1,190,000	1,233,399
Series A, 5.00%, 1/1/2028	125,000	147,004
Series A, 5.00%, 1/1/2032	100,000	116,119
Series A, 5.00%, 1/1/2042	255,000	284,414
Series B, 4.00%, 1/1/2036	250,000	259,675
Series B, 5.00%, 1/1/2036	1,000,000	1,142,540
Series B, 5.00%, 1/1/2043	1,200,000	1,367,208
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	359,802
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	635,000	711,321
Jefferson, AL, Revenue 5.00%, 9/15/2019	200,000	208,144
Security Description	Principal Amount	Value
Mobile County, AL, Board of Water & Sewer Commissioners Revenue 5.00%, 1/1/2028	$ 730,000	$ 813,373
Tuscaloosa, AL, Board of Education Revenue:
4.00%, 8/1/2041	705,000	726,094
5.00%, 8/1/2041	225,000	254,993
University of Alabama, AL, General Revenue:
Series B, 3.00%, 7/1/2034	1,050,000	1,003,517
Series B, 5.00%, 7/1/2025	120,000	137,611
Series D-2, 5.00%, 10/1/2037	240,000	266,318
		21,436,578
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	590,000	671,585
Series B, 5.00%, 8/1/2026	645,000	748,993
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	255,000	265,050
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	287,470
Series B, 5.00%, 5/1/2037	500,000	574,520
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	730,000	846,836
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	265,000	273,989
		3,668,443
ARIZONA — 2.0%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	355,416
5.00%, 6/1/2027	2,270,000	2,675,013
5.00%, 6/1/2028	205,000	240,451
5.00%, 6/1/2029	395,000	461,767
5.00%, 6/1/2032	385,000	447,986
5.00%, 6/1/2038	205,000	235,545
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series B, 5.00%, 7/1/2020	795,000	845,260
Series B, 5.00%, 7/1/2021	100,000	109,135
Arizona, Salt River Project Agricultural Improvement & Power District:
Series A, 5.00%, 1/1/2027	375,000	446,663
Series A, 5.00%, 1/1/2028	100,000	119,026
Series A, 5.00%, 1/1/2029	575,000	681,502
Arizona, Salt River Project Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2024	170,000	195,172
5.00%, 1/1/2026	100,000	118,037

107

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A, 5.00%, 1/1/2020	$ 260,000	$ 272,883
Series A, 5.00%, 12/1/2045	265,000	299,087
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2022	200,000	220,938
Arizona, School Facilities Board Lease Series A, 5.00%, 9/1/2020	150,000	160,193
Arizona, State :
5.00%, 9/1/2022	100,000	111,410
COPs, 5.00%, 10/1/2022	145,000	161,798
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	138,919
5.00%, 7/1/2025	310,000	357,743
5.00%, 7/1/2026	540,000	621,859
5.00%, 7/1/2027	290,000	343,163
5.00%, 7/1/2028	375,000	441,956
5.00%, 7/1/2029	110,000	125,682
5.00%, 7/1/2030	140,000	159,706
5.00%, 7/1/2031	320,000	364,470
5.00%, 7/1/2035	5,000,000	5,779,150
Series A, 5.00%, 7/1/2022	125,000	139,276
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	210,000	223,577
5.00%, 7/1/2022	130,000	145,059
5.00%, 7/1/2023	395,000	449,648
5.00%, 7/1/2024	125,000	144,480
Arizona, State University Revenue:
Series B, 5.00%, 7/1/2022	390,000	435,022
Series B, 5.00%, 7/1/2042	2,990,000	3,450,699
Series C, 5.00%, 7/1/2042	790,000	906,406
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	233,860
5.00%, 7/1/2026	150,000	177,378
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	174,660
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	100,000	101,465
4.00%, 7/1/2021	125,000	132,831
4.00%, 7/1/2022	1,190,000	1,282,832
5.00%, 7/1/2026	175,000	201,847
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	100,000	102,408
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	262,524
Security Description	Principal Amount	Value
5.00%, 7/1/2024	$ 625,000	$ 723,537
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation 5.00%, 7/1/2030	480,000	567,638
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	3,055,736
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2019	105,000	108,571
5.00%, 7/1/2020	70,000	74,497
5.00%, 7/1/2024	160,000	185,030
5.00%, 7/1/2026	100,000	118,491
5.00%, 7/1/2029	455,000	532,291
5.00%, 7/1/2033	150,000	173,724
Series A, 5.00%, 7/1/2025	145,000	169,956
Series A, 5.00%, 7/1/2026	155,000	180,806
Series A, 5.00%, 7/1/2039	1,565,000	1,754,694
Series B, 5.00%, 7/1/2023	900,000	1,025,892
Series B, 5.00%, 7/1/2024	3,130,000	3,627,294
Series B, 5.00%, 7/1/2026	7,210,000	8,493,280
Series B, 5.00%, 7/1/2027	1,420,000	1,628,399
Series B, 5.00%, 7/1/2037	500,000	576,615
Phoenix, AZ, General Obligation:
4.00%, 7/1/2022	755,000	814,502
5.00%, 7/1/2025	190,000	222,300
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	111,230
5.00%, 6/1/2025	375,000	423,244
Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	2,835,000	3,221,439
5.00%, 7/1/2026	200,000	235,236
Regional, CO, Public Transportation Authority Revenue 5.25%, 7/1/2021	110,000	120,745
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	177,094
4.00%, 7/1/2019	215,000	220,263
4.00%, 7/1/2024	200,000	220,350
Town of Gilbert, AZ, General Obligation 5.00%, 7/1/2019	185,000	191,349
		54,008,105
ARKANSAS — 0.3%
Arkansas, State General Obligation:
3.25%, 6/15/2022	360,000	373,352
4.00%, 4/1/2025	500,000	544,075
5.00%, 10/1/2019	250,000	260,458
5.00%, 4/1/2020	1,290,000	1,361,917
5.00%, 4/1/2021	175,000	189,975

108

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 6/15/2021	$ 580,000	$ 632,914
5.00%, 10/1/2021	275,000	302,332
5.00%, 4/1/2024	100,000	115,437
5.00%, 4/1/2026	270,000	311,828
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,130,576
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	238,658
North Little Rock School District No. 1, General Obligation Series B, 4.25%, 2/1/2040	630,000	644,843
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	620,000	685,646
		7,792,011
CALIFORNIA — 19.4%
Alameda County, CA, Joint Powers Authority Revenue:
Series A, 5.00%, 12/1/2030	135,000	154,034
Series A, 5.00%, 12/1/2031	150,000	170,738
Series A, 5.25%, 12/1/2025	345,000	401,266
Alameda County, CA, Transportation Authority Sales Tax Revenue 5.00%, 3/1/2020	125,000	132,170
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	400,000	437,372
5.00%, 10/1/2032	590,000	644,540
5.00%, 10/1/2034	635,000	691,401
5.00%, 10/1/2035	245,000	266,440
5.00%, 10/1/2036	395,000	428,919
5.00%, 10/1/2041	1,300,000	1,409,083
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2034	245,000	276,740
Series A, 5.00%, 5/1/2039	2,870,000	3,220,341
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,426,443
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	360,072
3.25%, 8/1/2037	240,000	236,299
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	178,701
Series A, 5.00%, 9/15/2029	2,750,000	3,232,020
Series A, 5.00%, 9/15/2031	1,000,000	1,070,040
Series A, 5.00%, 9/15/2032	2,100,000	2,245,677
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	100,000	107,111
Security Description	Principal Amount	Value
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	$ 350,000	$ 341,785
2.13%, 4/1/2053 (a)	575,000	559,584
5.00%, 4/1/2019	130,000	133,530
Series F-1, 5.00%, 4/1/2054	1,645,000	1,812,790
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.95%, 4/1/2047 (a)	225,000	231,064
4.00%, 4/1/2042	125,000	131,595
5.00%, 4/1/2019	200,000	205,522
Series C, 1.38%, 4/1/2053 (a)	1,100,000	1,093,312
California, Bay Area Water Supply & Conservation Agency Revenue Series A, 4.00%, 10/1/2019	120,000	123,878
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2022	195,000	219,562
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	285,000	341,324
5.00%, 10/1/2026	275,000	332,467
5.00%, 10/1/2027	285,000	341,977
5.00%, 10/1/2028	455,000	543,461
5.00%, 10/1/2029	115,000	140,502
5.00%, 10/1/2032	3,180,000	3,756,121
5.00%, 10/1/2033	3,810,000	4,485,513
5.00%, 10/1/2034	2,400,000	2,810,760
5.00%, 10/1/2035	2,225,000	2,600,713
Series A, 4.00%, 10/1/2045	3,425,000	3,581,557
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,015,145
Series A, 4.00%, 10/1/2040	4,000,000	4,165,440
Series A, 5.00%, 10/1/2025	145,000	172,260
Series A, 5.00%, 6/1/2042	250,000	289,897
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2020	130,000	140,765
Series AQ, 4.00%, 12/1/2033	400,000	441,380
Series AS, 5.00%, 12/1/2024	335,000	394,965
Series AW, 4.00%, 12/1/2020	2,790,000	2,955,224
Series AW, 5.00%, 12/1/2028	285,000	344,021
Series AW, 5.00%, 12/1/2029	670,000	805,347
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	139,309
Series AS, 5.00%, 12/1/2019	375,000	394,009
Series AS, 5.00%, 12/1/2026	185,000	218,357
Series AS, 5.00%, 12/1/2029	185,000	216,415
Series AX, 5.00%, 12/1/2032	100,000	120,847
Series O, 5.00%, 5/1/2022	435,000	487,970

109

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
California, State Educational Facilities, Authority Revenue Series U-6, 5.00%, 5/1/2045	$ 100,000	$ 131,382
California, State General Obligation:
3.00%, 12/1/2019	100,000	102,142
3.00%, 10/1/2027	100,000	102,231
3.25%, 3/1/2032	250,000	252,835
3.63%, 10/1/2047	200,000	202,898
3.75%, 12/1/2034	100,000	102,463
4.00%, 5/1/2023	225,000	246,803
4.00%, 11/1/2023	160,000	176,603
4.00%, 12/1/2032	305,000	321,998
4.00%, 8/1/2033	205,000	220,521
4.00%, 9/1/2033	1,005,000	1,081,762
4.00%, 11/1/2036	30,000	32,096
4.00%, 12/1/2040	500,000	515,975
4.00%, 11/1/2044	210,000	218,936
4.00%, 8/1/2045	750,000	783,360
4.50%, 12/1/2043	2,975,000	3,216,362
5.00%, 10/1/2018	275,000	277,494
5.00%, 9/1/2019	170,000	176,960
5.00%, 10/1/2019	490,000	511,428
5.00%, 8/1/2020	1,215,000	1,302,699
5.00%, 9/1/2020	150,000	161,220
5.00%, 8/1/2021	2,000,000	2,198,960
5.00%, 9/1/2021	1,100,000	1,211,947
5.00%, 12/1/2021	175,000	194,119
5.00%, 8/1/2022	375,000	422,130
5.00%, 9/1/2022	2,025,000	2,283,612
5.00%, 10/1/2022	2,845,000	3,214,110
5.00%, 11/1/2022	110,000	124,541
5.00%, 3/1/2023	300,000	341,577
5.00%, 9/1/2023	1,035,000	1,190,354
5.00%, 10/1/2023	640,000	737,536
5.00%, 11/1/2023	3,725,000	4,299,208
5.00%, 3/1/2024	1,905,000	2,208,295
5.00%, 8/1/2024	3,875,000	4,525,031
5.00%, 9/1/2024	970,000	1,129,664
5.00%, 12/1/2024	3,900,000	4,510,154
5.00%, 3/1/2025	410,000	482,427
5.00%, 8/1/2025	420,000	497,284
5.00%, 9/1/2025	235,000	278,541
5.00%, 10/1/2025	420,000	489,850
5.00%, 11/1/2025	470,000	541,167
5.00%, 12/1/2025	625,000	720,700
5.00%, 3/1/2026	1,325,000	1,553,668
5.00%, 8/1/2026	2,735,000	3,277,056
5.00%, 10/1/2026	1,175,000	1,393,938
5.00%, 11/1/2026	320,000	369,587
5.00%, 12/1/2026	200,000	229,738
5.00%, 8/1/2027	3,465,000	4,072,796
5.00%, 9/1/2027	315,000	351,996
5.00%, 10/1/2027	150,000	177,408
5.00%, 11/1/2027	320,000	373,817
5.00%, 12/1/2027	355,000	407,590
5.00%, 8/1/2028	1,545,000	1,818,108
Security Description	Principal Amount	Value
5.00%, 9/1/2028	2,110,000	$ 2,328,316
5.00%, 10/1/2028	650,000	752,336
5.00%, 8/1/2029	765,000	900,728
5.00%, 9/1/2029	1,645,000	1,814,371
5.00%, 10/1/2029	400,000	457,849
5.00%, 11/1/2029	$ 6,000,000	6,840,060
5.00%, 8/1/2030	1,930,000	2,245,265
5.00%, 9/1/2030	1,055,000	1,207,875
5.00%, 11/1/2030	1,500,000	1,739,495
5.00%, 9/1/2031	1,890,000	2,208,798
5.00%, 11/1/2031	1,000,000	1,136,780
5.00%, 3/1/2032	280,000	322,328
5.00%, 8/1/2032	1,955,000	2,238,907
5.00%, 10/1/2032	150,000	172,205
5.00%, 11/1/2032	455,000	516,743
5.00%, 8/1/2033	2,160,000	2,465,943
5.00%, 9/1/2033	50,000	56,455
5.00%, 10/1/2033	570,000	652,599
5.00%, 8/1/2034	2,350,000	2,704,215
5.00%, 9/1/2034	290,000	338,784
5.00%, 10/1/2034	155,000	176,884
5.00%, 8/1/2035	2,965,000	3,399,414
5.00%, 9/1/2035	230,000	268,141
5.00%, 10/1/2035	250,000	289,552
5.00%, 9/1/2036	1,390,000	1,617,182
5.00%, 10/1/2037	590,000	670,016
5.00%, 10/1/2039	990,000	1,131,338
5.00%, 10/1/2044	2,240,000	2,531,402
5.00%, 3/1/2045	1,420,000	1,599,389
5.00%, 8/1/2045	3,530,000	4,001,184
5.00%, 9/1/2045	600,000	692,376
5.25%, 9/1/2029	150,000	172,280
3.00%, 12/1/2032 (a)	360,000	364,536
4.00%, 12/1/2030 (a)	135,000	143,741
Series A, 5.00%, 9/1/2022	2,250,000	2,537,347
Series B, 5.00%, 9/1/2021	705,000	776,748
Series B, 5.00%, 9/1/2023	3,400,000	3,910,340
Series B, 5.00%, 9/1/2025	100,000	118,528
Series C, 5.00%, 9/1/2032	1,350,000	1,568,065
Series C, 5.00%, 9/1/2034	145,000	167,088
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	465,328
Series A, 5.00%, 11/1/2021	2,600,000	2,884,414
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	111,026
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (b)	375,000	389,962
Series B, 4.00%, 8/1/2050 (b)	100,000	103,418
Cerritos, CA, Community College District, General Obligation 4.00%, 8/1/2043	650,000	682,305

110

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	$ 1,015,000	$ 1,081,310
Series A, 4.00%, 8/1/2047	320,000	334,118
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	385,000	453,357
Series A, 5.00%, 8/1/2020	575,000	616,377
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,673,957
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	2,180,000	2,432,836
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2032	270,000	310,994
Contra Costa, CA, Water District Revenue Series R, 5.00%, 10/1/2019	160,000	167,200
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	156,969
Cupertino, CA, Union School District, General Obligation:
Series B, 4.00%, 8/1/2037	200,000	211,602
Series B, 5.00%, 8/1/2035	175,000	200,267
Series B, 5.00%, 8/1/2036	300,000	342,768
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,722,466
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	416,927
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	1,725,000	2,035,500
Series A, 5.00%, 6/1/2032	100,000	114,901
Series A, 5.00%, 6/1/2033	120,000	137,594
Series A, 5.00%, 6/1/2035	225,000	256,923
Series A, 5.00%, 6/1/2037	2,030,000	2,336,327
Series B, 5.00%, 6/1/2029	1,445,000	1,802,161
Series B, 5.00%, 6/1/2030	160,000	184,798
East Side,CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	148,936
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series B, 5.00%, 7/1/2032	230,000	270,703
Series D, 5.00%, 7/1/2047	2,500,000	2,910,875
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2042	650,000	746,772
Security Description	Principal Amount	Value
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	$ 390,000	$ 454,038
Series C, 5.00%, 3/1/2035	570,000	656,754
Elk Grove, Unified School District COPs, 3.00%, 2/1/2034	100,000	93,723
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	114,745
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2029	100,000	120,243
Series A, 5.00%, 10/1/2031	340,000	404,505
Foothill-De Anza Community College District, General Obligation:
2.13%, 8/1/2040 (a)	540,000	513,470
5.00%, 8/1/2027	230,000	272,654
5.00%, 8/1/2028	140,000	165,560
5.00%, 8/1/2035	1,005,000	1,147,660
Fremont, CA, Union High School District, General Obligation:
5.00%, 8/1/2022	175,000	197,509
5.00%, 8/1/2040	780,000	883,662
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	340,000	374,364
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	250,000	281,405
Grossmont-Cuyamaca, CA, Community College District, General Obligation:
Series A, 5.25%, 8/1/2038	3,735,000	4,269,777
Series B, 5.00%, 8/1/2044 (c)	3,420,000	4,031,804
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	109,853
5.00%, 8/1/2022	100,000	112,526
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,410,000	5,031,104
Series C, 5.00%, 11/1/2030	135,000	156,875
Series C, 5.00%, 11/1/2036	100,000	114,532
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	1,500,000	1,773,510
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	210,314

111

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	$ 4,640,000	$ 4,861,838
Long Beach, CA, Harbor Revenue Series C, 5.00%, 5/15/2047	100,000	115,046
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	531,195
5.00%, 8/1/2036	430,000	499,307
Series A, 5.00%, 8/1/2019	1,000,000	1,039,350
Series A, 5.00%, 8/1/2021	100,000	110,265
Series A, 5.00%, 8/1/2023	205,000	237,017
Series A, 5.00%, 8/1/2026	175,000	204,902
Series A, 5.00%, 8/1/2028	405,000	471,428
Series A, 5.00%, 8/1/2029	325,000	377,302
Series A, 5.00%, 8/1/2030	3,435,000	3,977,180
Series A, 5.00%, 8/1/2031	2,830,000	3,269,725
Series C, 5.00%, 8/1/2019	100,000	103,935
Series F, 4.00%, 8/1/2032	3,405,000	3,600,413
Series F, 5.00%, 8/1/2027	585,000	669,024
Series G, 4.00%, 8/1/2039	350,000	368,312
Series I, 4.00%, 8/1/2034	170,000	181,985
Series J, 4.00%, 8/1/2025	250,000	281,612
Series J, 4.00%, 8/1/2036	400,000	430,584
Series J, 4.00%, 8/1/2039	480,000	513,158
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	250,000	281,308
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	135,000	144,361
Series A, 5.00%, 7/1/2028	250,000	301,815
Series A, 5.00%, 7/1/2030	515,000	596,756
Series A, 5.00%, 7/1/2031	365,000	433,218
Series A, 5.00%, 7/1/2032	455,000	538,893
Series A, 5.00%, 7/1/2036	3,000,000	3,505,740
Series A, 5.00%, 7/1/2039	1,420,000	1,606,347
Series A, 5.00%, 7/1/2040	1,670,000	1,916,826
Series A, 5.00%, 7/1/2046	2,950,000	3,368,870
Series B, 5.00%, 7/1/2019	370,000	383,483
Series B, 5.00%, 7/1/2025	200,000	225,799
Series B, 5.00%, 7/1/2028	320,000	379,651
Series B, 5.00%, 7/1/2029	100,000	118,037
Series B, 5.00%, 7/1/2030	565,000	642,591
Series B, 5.00%, 7/1/2032	1,020,000	1,156,678
Series B, 5.00%, 7/1/2034	555,000	643,123
Series B, 5.00%, 7/1/2042	230,000	263,325
Series B, 5.00%, 7/1/2043	210,000	234,851
Series B, 5.00%, 7/1/2045	2,455,000	2,805,353
Series C, 5.00%, 7/1/2027	155,000	179,816
Series C, 5.00%, 7/1/2034	100,000	118,346
Series C, 5.00%, 7/1/2042	595,000	694,841
Series D, 4.00%, 7/1/2023	445,000	491,560
Series D, 5.00%, 7/1/2022	300,000	338,076
Series D, 5.00%, 7/1/2029	135,000	155,465
Series D, 5.00%, 7/1/2032	180,000	206,093
Security Description	Principal Amount	Value
Series D, 5.00%, 7/1/2033	$ 1,035,000	$ 1,181,929
Series D, 5.00%, 7/1/2039	2,640,000	2,986,447
Series E, 5.00%, 7/1/2035	145,000	164,891
Series E, 5.00%, 7/1/2039	310,000	350,681
Los Angeles, CA, Department of Water Revenue:
Series A, 5.00%, 7/1/2027	135,000	160,985
Series A, 5.00%, 7/1/2032	250,000	300,192
Series A, 5.00%, 7/1/2043	1,000,000	1,171,390
Series A, 5.00%, 7/1/2048	1,000,000	1,164,180
Series B, 5.00%, 7/1/2020	115,000	122,974
Series B, 5.00%, 7/1/2021	140,000	153,863
Series B, 5.00%, 7/1/2026	100,000	114,448
Series B, 5.00%, 7/1/2027	100,000	114,345
Series B, 5.00%, 7/1/2030	105,000	119,420
Series B, 5.00%, 7/1/2035	1,000,000	1,126,710
Series B, 5.00%, 7/1/2036	100,000	115,437
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	125,000	140,939
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 6/1/2034	110,000	119,144
Series A, 5.00%, 6/1/2020	175,000	186,837
Series A, 5.00%, 7/1/2022	100,000	112,568
Series A, 5.00%, 6/1/2026	100,000	120,549
Series A, 5.00%, 6/1/2034	195,000	228,569
Series A, 5.00%, 6/1/2037	100,000	116,670
Series B, 5.00%, 7/1/2019	140,000	145,173
Series B, 5.00%, 7/1/2030	140,000	158,658
Series D, 4.00%, 12/1/2034	215,000	229,631
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2036	665,000	704,794
Series D, 4.00%, 12/1/2040	225,000	235,276
Series D, 5.00%, 12/1/2028	1,975,000	2,320,230
Series D, 5.00%, 12/1/2030	330,000	384,760
Series D, 5.00%, 12/1/2045	1,095,000	1,241,861
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Series A, 4.00%, 8/1/2040	220,000	228,096
Series C, 5.00%, 12/1/2027 (b)	225,000	261,599
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,163,940
Los Angeles, CA, Sanitation Districts Financing Authority Revenue 5.00%, 10/1/2029	100,000	117,773
Los Angeles, CA, Solid Waste Resources Revenue Series A, 5.50%, 2/1/2020	105,000	111,711
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	162,584
Series A, 4.00%, 7/1/2040	2,035,000	2,141,512
Series A, 5.00%, 7/1/2020	225,000	240,692
Series A, 5.00%, 7/1/2021	2,685,000	2,950,063
Series A, 5.00%, 7/1/2022	710,000	800,113

112

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$ 3,250,000	$ 3,742,960
Series A, 5.00%, 7/1/2026	155,000	186,532
Series A, 5.00%, 7/1/2028	180,000	196,277
Series A, 5.00%, 7/1/2029	225,000	245,005
Series A, 5.00%, 7/1/2030	135,000	146,756
Series A, 5.00%, 7/1/2031	970,000	1,053,585
Series A, 5.00%, 7/1/2032	460,000	499,077
Series A, 5.00%, 7/1/2040	175,000	200,379
Series B, 3.00%, 7/1/2031	420,000	419,551
Series B, 3.00%, 7/1/2032	185,000	183,328
Series B, 5.00%, 7/1/2019	100,000	103,583
Series B, 5.00%, 7/1/2020	100,000	106,974
Series B, 5.00%, 7/1/2021	2,520,000	2,768,774
Series B, 5.00%, 7/1/2022	250,000	281,730
Series B, 5.00%, 7/1/2024	130,000	152,409
Series B, 5.00%, 7/1/2028	190,000	226,807
Series B-1, 5.00%, 7/1/2027	460,000	559,976
Series B-1, 5.00%, 7/1/2036	1,000,000	1,185,050
Series B-1, 5.00%, 7/1/2037	500,000	592,070
Series C, 5.00%, 7/1/2021	2,530,000	2,779,762
Series C, 5.00%, 7/1/2023	155,000	178,510
Series C, 5.00%, 7/1/2024	195,000	228,614
Series C, 5.00%, 7/1/2025	205,000	238,196
Series C, 5.00%, 7/1/2026	300,000	348,030
Series C, 5.00%, 7/1/2027	175,000	202,591
Series D, 5.00%, 7/1/2021	2,700,000	2,966,544
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2043	2,410,000	2,686,764
Series B, 5.00%, 6/1/2034	1,110,000	1,281,295
Series B, 5.00%, 6/1/2035	340,000	382,731
Series B, 5.00%, 6/1/2039	240,000	280,966
Los Rios, CA, Community College District, General Obligation:
4.00%, 8/1/2035	250,000	267,270
5.00%, 8/1/2029	1,000,000	1,206,400
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	370,000	384,800
Marin, CA, Healthcare District, General Obligation Series A, 4.00%, 8/1/2047	2,800,000	2,936,920
Metropolitan Water District of Southern California Revenue Series A, 4.00%, 7/1/2045	1,500,000	1,564,155
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	145,000	163,643
5.00%, 9/1/2023	440,000	506,977
5.00%, 9/1/2027	385,000	449,661
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	169,949
0.01%, 8/1/2027	205,000	158,274
0.01%, 8/1/2030	290,000	195,770
Security Description	Principal Amount	Value
0.01%, 8/1/2031	$ 160,000	$ 102,952
Mount San Antonio, CA, Community College District, General Obligation Series 2013A, 5.00%, 8/1/2034	280,000	316,893
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	44,513
Zero Coupon, 8/1/2043	5,000,000	1,859,800
Zero Coupon, 8/1/2044	4,500,000	1,603,440
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	185,000	198,274
5.00%, 8/1/2022 (b)	350,000	394,576
5.00%, 8/1/2023 (b)	100,000	115,094
5.00%, 8/1/2025	515,000	611,995
5.00%, 8/1/2025 (b)	150,000	178,251
5.00%, 8/1/2027	615,000	737,766
5.00%, 8/1/2027 (b)	330,000	389,539
6.63%, 8/1/2038	210,000	241,429
Series A, 5.00%, 8/1/2029	325,000	380,159
Series A, 5.00%, 8/1/2030	175,000	204,080
Series A, 5.00%, 8/1/2031	150,000	174,396
Series A, 5.00%, 8/1/2032	150,000	173,868
Series A, 5.00%, 8/1/2040	100,000	113,622
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	105,000	124,369
Series A, 5.00%, 2/1/2035	1,955,000	2,253,978
Series A, 5.00%, 2/1/2037	110,000	126,418
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	100,000	118,928
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	404,656
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	100,000	116,692
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,661,090
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (b)	1,090,000	1,228,277
5.00%, 9/1/2028 (b)	425,000	488,975
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	158,814
Series A, 5.00%, 6/1/2036	4,055,000	4,747,148
Series A, 5.25%, 6/1/2026	250,000	290,490

113

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	$ 1,255,000	$ 1,460,004
Riverside, Unified School District, General Obligation Series A, 5.00%, 8/1/2019	125,000	129,878
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	375,000	431,100
Series A, 5.00%, 12/1/2032	120,000	137,809
Series A, 5.00%, 12/1/2033	440,000	503,994
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	380,000	444,334
5.00%, 7/1/2029	1,000,000	1,163,700
Series A, 5.00%, 8/15/2041	200,000	223,156
Series D, 5.00%, 8/15/2023	2,640,000	3,049,728
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	105,000	112,216
San Antonio, CA, Community College District, General Obligation:
Series A, 6.25%, 8/1/2043	2,260,000	1,863,031
Series B, 4.00%, 8/1/2043	190,000	200,484
San Bernardino, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2032	100,000	105,933
Series A, 4.00%, 8/1/2033	250,000	263,618
Series A, 5.00%, 8/1/2029	1,560,000	1,780,834
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	130,000	154,561
5.00%, 10/15/2027	515,000	610,775
5.00%, 10/15/2028	255,000	300,920
5.00%, 10/15/2031	345,000	403,847
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	223,906
5.00%, 5/15/2023	160,000	184,315
Series A, 4.00%, 5/15/2021	125,000	133,625
Series A, 5.00%, 5/15/2027	225,000	270,815
Series A, 5.00%, 5/15/2034	2,920,000	3,424,664
Series A, 5.00%, 5/15/2039	100,000	116,123
Series B, 5.00%, 8/1/2029	100,000	119,149
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	382,488
Series A, 5.00%, 4/1/2026	185,000	214,101
Series A, 5.00%, 4/1/2027	270,000	322,915
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2028	$ 125,000	$ 144,005
Series A, 5.00%, 4/1/2029	715,000	821,621
Series A, 5.00%, 4/1/2030	120,000	141,833
Series A, 5.00%, 4/1/2032	145,000	170,485
Series A, 5.00%, 4/1/2033	125,000	146,490
Series A, 5.00%, 4/1/2034	100,000	113,986
Series A, 5.00%, 4/1/2037	375,000	425,505
Series A, 5.00%, 4/1/2039	155,000	175,520
Series A, 5.00%, 4/1/2041	100,000	115,293
Series A, 5.00%, 4/1/2048	2,140,000	2,451,220
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	411,845
Series B, 5.00%, 5/1/2035	4,000,000	4,654,280
Series B, 5.00%, 5/1/2036	100,000	116,127
Series B, 5.00%, 5/1/2037	100,000	116,051
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	245,048
Series A-GREEN BOND, 5.00%, 5/1/2032	1,520,000	1,785,042
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,188,057
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	110,470
Series A, 5.00%, 9/1/2025	100,000	119,405
San Diego, CA Series A, 5.00%, 10/15/2027	220,000	255,257
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	195,993
4.00%, 8/1/2029	400,000	442,400
4.00%, 8/1/2032	1,500,000	1,620,285
5.00%, 8/1/2025	710,000	846,292
5.00%, 8/1/2027	160,000	193,250
5.00%, 8/1/2029	235,000	282,101
5.00%, 8/1/2030	1,255,000	1,424,224
5.00%, 8/1/2031	210,000	247,329
5.00%, 8/1/2032	1,260,000	1,426,018
5.00%, 8/1/2041	190,000	221,971
5.00%, 8/1/2043	1,865,000	2,085,070
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2045	150,000	171,240
Series H-2, 5.00%, 7/1/2019	100,000	103,563
Series I, Zero Coupon, 7/1/2036	2,865,000	1,415,310
Series I, Zero Coupon, 7/1/2037	265,000	124,722
Series I, Zero Coupon, 7/1/2039	555,000	238,189
Series I, 0.01%, 7/1/2034	220,000	119,709
Series I, 4.00%, 7/1/2037	1,000,000	1,059,690

114

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series I, 4.00%, 7/1/2047	$ 1,000,000	$ 1,049,320
Series I, 5.00%, 7/1/2047	400,000	465,740
Series R-3, 5.00%, 7/1/2020	150,000	160,370
Series R-3, 5.00%, 7/1/2022	195,000	219,669
Series R-4, 5.00%, 7/1/2024	235,000	275,655
Series R-4, 5.00%, 7/1/2028	230,000	270,724
Series R-5, 5.00%, 7/1/2029	100,000	119,453
Series SENIOR-1, 4.00%, 7/1/2033	100,000	108,617
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series A, 5.00%, 8/1/2047	105,000	122,394
Series C, 5.00%, 8/1/2029	120,000	136,490
Series C, 5.00%, 8/1/2031	110,000	124,663
Series D, 5.00%, 8/1/2029	160,000	187,269
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue Series A, 5.00%, 7/1/2031	70,000	78,596
San Francisco, CA, City & County:
5.00%, 4/1/2020	110,000	116,504
COPs, 4.00%, 4/1/2045	100,000	103,003
Series B, COPs, 5.00%, 4/1/2019	100,000	102,761
Series R1, 4.00%, 9/1/2039	535,000	555,196
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2032	100,000	116,486
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2033	1,500,000	1,592,085
Series A, 4.00%, 6/15/2034	1,990,000	2,104,345
Series A, 4.00%, 6/15/2035	1,350,000	1,425,303
Series A, 5.00%, 6/15/2023	200,000	224,214
Series R1, 4.00%, 6/15/2030	650,000	696,377
Series R1, 5.00%, 6/15/2020	400,000	427,040
Series R1, 5.00%, 6/15/2027	325,000	371,387
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	115,116
5.00%, 11/1/2020	160,000	172,952
5.00%, 11/1/2024	115,000	135,482
5.00%, 11/1/2028	170,000	203,747
Series B, 5.00%, 11/1/2041	1,400,000	1,580,880
Series B, 5.00%, 11/1/2042	700,000	790,006
Series B, 5.00%, 11/1/2043	1,070,000	1,206,917
Series B, 5.00%, 11/1/2044	2,300,000	2,592,905
Series B, 5.00%, 11/1/2045	6,500,000	7,323,745
Series B, 5.00%, 11/1/2047	6,590,000	7,408,873
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,775,794
Security Description	Principal Amount	Value
San Francisco, CA, Unified School District, General Obligation:
Series B, 5.00%, 6/15/2021	$ 135,000	$ 148,010
Series F&C, 5.00%, 6/15/2028	100,000	115,173
San Joaquin, CA COPs, 4.00%, 11/15/2030 (b)	125,000	134,714
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	165,862
Series A, 5.00%, 8/1/2027	270,000	318,713
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	150,000	176,607
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	152,828
Series A, 5.00%, 9/1/2028	220,000	254,892
Series B, 5.00%, 9/1/2018	275,000	276,650
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2019	350,000	361,557
Series A, 5.00%, 6/1/2028	1,435,000	1,623,903
Series A, 5.00%, 6/1/2039	575,000	640,751
San Jose, Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2026	3,755,000	4,513,773
Series B, 5.00%, 8/1/2027	1,030,000	1,253,829
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	212,352
5.00%, 8/1/2035	350,000	407,981
5.00%, 8/1/2036	350,000	406,770
Series C, 5.00%, 8/1/2040	150,000	167,421
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	130,000	150,943
5.00%, 9/1/2033	300,000	345,714
5.00%, 9/1/2034	100,000	114,991
Series A, 2.50%, 9/1/2040 (a)	100,000	100,675
San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	280,000	327,754
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2022	775,000	871,053
Series A, 5.00%, 6/1/2027	230,000	272,046
Series A, 5.00%, 6/1/2029	130,000	152,489
Series A, 5.00%, 6/1/2030	160,000	187,122

115

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
San Mateo County, CA, Transportation Authority, General Obligation Series A, 5.00%, 9/1/2041	$ 760,000	$ 858,116
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	140,000	132,223
Series Q, 4.00%, 5/15/2031	1,815,000	1,937,277
Series Q, 4.00%, 5/15/2033	300,000	318,483
Santa Clara County, CA, General Obligation Series C, 3.00%, 8/1/2035	250,000	240,265
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2038	1,000,000	1,072,000
Series A, 4.00%, 8/1/2039	2,350,000	2,510,810
Series A, 5.00%, 8/1/2027	100,000	114,260
Series A, 5.00%, 8/1/2043	1,750,000	2,084,285
Sequoia, CA, Union High School District, General Obligation 5.00%, 7/1/2027	150,000	179,300
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,925,000	2,033,897
Solano County, CA, Junior College District, General Obligation 5.00%, 8/1/2028	260,000	297,076
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	295,417
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2021	435,000	476,738
Series A, 5.00%, 7/1/2023	3,725,000	4,085,841
Series A, 5.00%, 7/1/2025	545,000	597,124
Series A, 5.00%, 7/1/2027	130,000	142,273
Series A, 5.00%, 7/1/2032	480,000	548,429
Series C, 5.00%, 7/1/2027	110,000	128,327
Southwestern, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2047	130,000	135,221
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	122,044
Torrance, CA, Unified School District, General Obligation 5.00%, 8/1/2038	600,000	671,100
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	240,735
Series A, 3.13%, 11/1/2036	625,000	597,556
Series A, 4.00%, 11/1/2035	100,000	105,497
Series A, 4.00%, 11/1/2037	250,000	262,858
Series A, 4.00%, 11/1/2038	1,080,000	1,133,266
Security Description	Principal Amount	Value
Series A, 4.00%, 11/1/2043	$ 330,000	$ 345,134
Series A, 4.00%, 11/1/2045	1,050,000	1,092,945
Series A, 5.00%, 11/1/2019	1,710,000	1,789,515
Series A, 5.00%, 11/1/2020	460,000	497,127
Series A, 5.00%, 11/1/2023	120,000	139,356
Series A, 5.00%, 11/1/2028	100,000	118,765
Series A, 5.00%, 11/1/2029	255,000	296,463
Series A, 5.00%, 11/1/2030	3,040,000	3,547,278
Series A, 5.00%, 11/1/2031	205,000	243,757
Series A, 5.00%, 11/1/2032	1,265,000	1,465,352
Series A, 5.00%, 11/1/2033	350,000	403,784
Series A, 5.00%, 11/1/2034	210,000	241,471
Series A, 5.00%, 11/1/2035	150,000	173,549
Series A, 5.00%, 11/1/2036	1,340,000	1,563,788
Series A, 5.00%, 11/1/2041	1,940,000	2,239,555
Series A, 5.00%, 11/1/2043	120,000	137,119
Series A, 5.00%, 11/1/2045	3,300,000	3,797,013
Series AF, 4.00%, 5/15/2019	115,000	117,767
Series AI, 5.00%, 5/15/2032	295,000	333,353
Series AI, 5.00%, 5/15/2033	2,930,000	3,303,692
Series AI, 5.00%, 5/15/2034	740,000	832,204
Series AI, 5.00%, 5/15/2038	1,225,000	1,372,233
Series AK, 5.00%, 5/15/2048 (a)	745,000	855,968
Series AM, 5.00%, 5/15/2025	250,000	291,767
Series AM, 5.00%, 5/15/2026	450,000	523,827
Series AM, 5.00%, 5/15/2027	600,000	696,996
Series AM, 5.00%, 5/15/2028	655,000	758,529
Series AM, 5.00%, 5/15/2029	210,000	242,567
Series AM, 5.00%, 5/15/2049	1,000,000	1,122,260
Series AM, 5.25%, 5/15/2030	100,000	116,698
Series AM, 5.25%, 5/15/2031	150,000	174,599
Series AO, 5.00%, 5/15/2025	2,175,000	2,594,731
Series AO, 5.00%, 5/15/2026	100,000	118,452
Series AO, 5.00%, 5/15/2028	405,000	477,742
Series AO, 5.00%, 5/15/2032	100,000	116,367
Series AO, 5.00%, 5/15/2040	110,000	125,313
Series AR, 4.00%, 5/15/2037	755,000	802,089
Series AR, 5.00%, 5/15/2030	580,000	686,134
Series AR, 5.00%, 5/15/2032	100,000	117,360
Series AR, 5.00%, 5/15/2041	495,000	569,512
Series AR, 5.00%, 5/15/2046	620,000	710,501
Series AT, 1.40%, 5/15/2046 (a)	115,000	112,897
Series AV, 4.00%, 5/15/2045	2,030,000	2,124,090
Series AV, 5.00%, 5/15/2026	1,000,000	1,208,450
Series AV, 5.25%, 5/15/2047	2,500,000	2,949,925
Series B-2, 4.00%, 11/1/2049 (a)	100,000	105,640
Series B-3, 4.00%, 11/1/2051 (a)	350,000	381,381
Series I, 4.00%, 5/15/2045	200,000	208,284
Series I, 5.00%, 5/15/2019	125,000	129,081
Series I, 5.00%, 5/15/2022	605,000	679,639
Series I, 5.00%, 5/15/2027	100,000	117,961
Series I, 5.00%, 5/15/2028	500,000	587,715
Series I, 5.00%, 5/15/2030	170,000	197,941

116

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series I, 5.00%, 5/15/2031	$ 325,000	$ 377,075
Series I, 5.00%, 5/15/2032	145,000	167,838
Series K, 4.00%, 5/15/2036	265,000	281,149
Series K, 4.00%, 5/15/2046	315,000	327,499
Series K, 5.00%, 5/15/2031	460,000	540,932
Series K, 5.00%, 5/15/2033	300,000	350,451
Series K, 5.00%, 5/15/2051	645,000	734,294
Series M, 5.00%, 5/15/2030	190,000	227,561
Series M, 5.00%, 5/15/2032	295,000	351,251
Series M, 5.00%, 5/15/2036	250,000	292,697
Series M, 5.00%, 5/15/2042	500,000	578,595
Series M, 5.00%, 5/15/2047	260,000	299,775
Series M, 5.00%, 5/15/2052	250,000	286,987
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	290,452
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	478,737
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	281,177
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	130,000	152,110
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	232,670
Series A, 5.00%, 8/1/2031	285,000	330,951
Series A, 5.00%, 8/1/2042	100,000	112,511
Series C, 4.00%, 8/1/2054	100,000	103,299
West Hollywood, CA, Public Financing Authority Revenue 4.00%, 4/1/2046	1,780,000	1,861,987
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	250,000	266,160
Series C, 4.00%, 8/1/2032	5,000,000	5,397,200
Series C, 4.00%, 8/1/2034	3,065,000	3,265,236
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	228,511
		523,972,423
COLORADO — 1.4%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,343,829
Series A, 5.00%, 12/1/2031	485,000	568,022
Security Description	Principal Amount	Value
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	$ 250,000	$ 288,563
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027	1,920,000	2,270,726
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	401,688
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	1,805,000	1,628,904
5.00%, 8/1/2036	125,000	143,295
5.00%, 8/1/2046	920,000	1,046,150
Board of Water Commissioners City & County of Denver Revenue:
Series A, 4.00%, 9/15/2042	1,500,000	1,585,110
Series A, 5.00%, 9/15/2047	800,000	929,160
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
5.00%, 12/15/2028	1,800,000	2,127,312
Series A, 5.00%, 12/15/2028	140,000	163,138
Boulder Valley, School District No Re-2 Boulder, General Obligation:
5.00%, 12/1/2041	745,000	845,314
Series A, 5.00%, 12/1/2038	1,195,000	1,383,679
Series A, 5.00%, 12/1/2042	245,000	282,438
Series B, 4.00%, 12/1/2027	130,000	145,158
Colorado Springs, CO, Utilities System Revenue:
5.00%, 11/15/2039	100,000	112,993
Series A, 5.00%, 11/15/2044	110,000	123,950
Series A-1, 5.00%, 11/15/2023 (c)	500,000	572,965
Colorado, Higher Education Series A, 5.00%, 11/1/2025	505,000	586,103
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 4.00%, 3/1/2040	1,150,000	1,202,957
Series A, 4.00%, 3/1/2044	500,000	521,425
Series E, 5.00%, 3/1/2038	335,000	378,707
Colorado, State Building Excellent Schools Today:
Series J, COPs, 5.25%, 3/15/2042	945,000	1,104,346
Series K, 5.00%, 3/15/2031	275,000	320,493
Colorado, State Higher Education Capital Construction Lease Purchase Program:
Series A, 5.00%, 11/1/2020	125,000	134,105
Series A, 5.00%, 11/1/2024	190,000	217,995

117

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	$ 350,000	$ 362,964
Series A, 5.00%, 8/1/2022	300,000	334,947
Series A, 5.00%, 8/1/2024	360,000	416,160
Series A, 5.00%, 8/1/2027	150,000	175,241
Series A, 5.00%, 8/1/2042	1,025,000	1,164,769
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	1,225,000	1,445,500
5.00%, 12/1/2029	255,000	300,964
Series A, 5.50%, 12/1/2024	260,000	310,523
Series A, 5.50%, 12/1/2028	100,000	124,637
Series B, 5.00%, 12/1/2027	820,000	944,919
El Paso, CO, County School District No. 20 Academy, General Obligation:
5.00%, 12/15/2029	115,000	135,338
5.00%, 12/15/2031	1,130,000	1,324,247
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	237,998
5.00%, 12/1/2030	150,000	177,405
5.25%, 12/1/2032	100,000	120,788
5.25%, 12/1/2033	250,000	299,672
5.50%, 12/1/2035	160,000	194,485
5.50%, 12/1/2037	500,000	605,925
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	391,927
Regional, CO, Transportation District:
5.00%, 6/1/2023	320,000	339,584
COPs, 4.00%, 6/1/2040	130,000	134,280
Series A, 5.00%, 6/1/2025	130,000	145,313
Series A, 5.00%, 6/1/2032	205,000	226,148
Series A, 5.00%, 6/1/2039	185,000	202,394
Series A, COPs, 5.00%, 6/1/2025	140,000	156,491
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	500,000	529,950
Series B, 5.00%, 11/1/2034	915,000	1,071,831
University of Colorado, Enterprise System Revenue:
Series A, 5.00%, 6/1/2035	275,000	317,292
Series B-1, 4.00%, 6/1/2036	105,000	110,453
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2038	265,000	305,754
Series A, 5.00%, 6/1/2039	220,000	253,834
Series A-2, 3.00%, 6/1/2033	700,000	677,824
Series A-2, 4.00%, 6/1/2038	505,000	533,351
Series A-2, 5.00%, 6/1/2023	275,000	313,679
Series A-2, 5.00%, 6/1/2026	435,000	518,115
Series A-2, 5.00%, 6/1/2027	250,000	300,972
Series B-1, 2.25%, 6/1/2027	2,000,000	1,921,420
Security Description	Principal Amount	Value
Series B-1, 2.50%, 6/1/2028	$ 150,000	$ 144,737
Series B-1, 2.75%, 6/1/2029	320,000	313,184
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	116,857
		38,130,397
CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 3/1/2029	50,000	58,024
Series B, 5.00%, 6/1/2026	2,005,000	2,391,283
Connecticut, State Health & Educational Facility Authority Revenue:
Series A, 2.05%, 7/1/2035 (a) (c)	690,000	690,200
Series A-1, 1.00%, 7/1/2042 (a)	545,000	541,948
Series A-2, 2.00%, 7/1/2042 (a)	455,000	434,771
Series A-2, 5.00%, 7/1/2042 (a)	515,000	573,818
Series B-1, VRN, 5.00%, 7/1/2029 (a)	485,000	516,452
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	900,000	920,457
Hartford County, CT, Metropolitan District Clean Water Project Revenue:
Series A, 4.00%, 4/1/2039	180,000	181,174
Series A, 5.00%, 4/1/2033	1,750,000	1,752,152
Series A, 5.00%, 4/1/2036	405,000	437,947
Series A, 5.00%, 11/1/2042	1,000,000	1,100,520
South Central Connecticut Regional Water Authority Revenue:
Series A, 5.00%, 8/1/2043	180,000	196,243
Series B, 4.00%, 8/1/2026	600,000	656,262
Series B, 4.00%, 8/1/2035	210,000	222,640
Series B, 4.00%, 8/1/2036	295,000	312,107
Series B, 5.00%, 8/1/2029	500,000	588,510
University of Connecticut, Revenue:
Series A, 5.00%, 11/15/2043	795,000	902,341
Series A, 5.25%, 11/15/2047	1,000,000	1,151,010
		13,627,859
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,038,115
3.00%, 3/1/2032	50,000	49,501
3.13%, 3/1/2033	345,000	345,380
3.25%, 3/1/2035	385,000	383,514
3.25%, 3/1/2037	135,000	133,319
5.00%, 3/1/2020	440,000	464,266
5.00%, 3/1/2021	145,000	157,079

118

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 3/1/2022	$ 100,000	$ 110,986
Series A, 5.00%, 3/1/2022	150,000	166,479
Series A, 5.00%, 1/1/2025	75,000	87,644
Series A, 5.00%, 2/1/2029	485,000	589,081
Series A, 5.00%, 2/1/2032	700,000	841,610
Series A, 5.00%, 2/1/2036	1,000,000	1,188,300
Series B, 5.00%, 7/1/2024	400,000	464,528
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2022	725,000	808,397
5.00%, 7/1/2027	320,000	378,662
New Castle County, DE, General Obligation:
4.00%, 4/1/2047	100,000	104,810
5.00%, 10/1/2021	1,030,000	1,133,051
5.00%, 10/1/2027	100,000	116,829
5.00%, 10/1/2038	170,000	194,963
		8,756,514
DISTRICT OF COLUMBIA — 1.3%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	235,564
Series A, 4.00%, 6/1/2037	705,000	739,482
Series A, 4.00%, 6/1/2041	325,000	337,733
Series A, 5.00%, 6/1/2020	500,000	531,280
Series A, 5.00%, 6/1/2022	625,000	696,188
Series A, 5.00%, 6/1/2023	1,145,000	1,301,453
Series A, 5.00%, 6/1/2024	195,000	220,962
Series A, 5.00%, 6/1/2025	195,000	220,670
Series A, 5.00%, 6/1/2033	300,000	350,694
Series A, 5.00%, 6/1/2035	1,250,000	1,452,675
Series A, 5.00%, 6/1/2037	195,000	221,257
Series A, 5.00%, 6/1/2038	500,000	566,655
Series A, 5.00%, 6/1/2041	655,000	745,639
Series C, 5.00%, 6/1/2033	640,000	722,150
Series C, 5.00%, 6/1/2038	705,000	789,346
Series D, 4.00%, 6/1/2034	400,000	422,088
Series D, 5.00%, 6/1/2021	310,000	337,454
Series D, 5.00%, 6/1/2022	320,000	356,448
Series D, 5.00%, 6/1/2023	100,000	113,664
Series D, 5.00%, 6/1/2032	485,000	569,041
Series D, 5.00%, 6/1/2035	1,000,000	1,162,140
Series D, 5.00%, 6/1/2036	2,555,000	2,961,081
Series D, 5.00%, 6/1/2038	1,000,000	1,156,190
Series D, 5.00%, 6/1/2041	500,000	572,240
Series D, 5.00%, 6/1/2042	750,000	863,347
Series E, 5.00%, 6/1/2020	125,000	132,820
Series E, 5.00%, 6/1/2021	190,000	206,826
Series E, 5.00%, 6/1/2025	170,000	198,817
Series E, 5.00%, 6/1/2032	145,000	169,109
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	173,975
Series A, 5.00%, 10/1/2032	300,000	346,557
Series A, 5.00%, 10/1/2034	105,000	120,584
Series A, 5.00%, 10/1/2035	675,000	773,671
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2036	$ 470,000	$ 537,652
Series A, 5.00%, 10/1/2039	285,000	324,963
Series A, 5.00%, 10/1/2045	975,000	1,101,077
Series A, 5.00%, 10/1/2048	1,160,000	1,280,640
Series B, 5.00%, 10/1/2034	290,000	331,151
Series B, 5.25%, 10/1/2044	120,000	138,811
Series C, 5.00%, 10/1/2022	125,000	140,184
Series C, 5.00%, 10/1/2025	100,000	115,555
Series C, 5.00%, 10/1/2031	455,000	519,241
Series C, 5.00%, 10/1/2039	2,235,000	2,514,800
Series C, 5.00%, 10/1/2044	645,000	723,000
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	295,000	313,591
Series A-1, 5.00%, 7/1/2024	170,000	195,565
Series A-1, 5.00%, 7/1/2026	250,000	294,440
Series A-2, 5.00%, 7/1/2033	1,100,000	1,286,472
Series A-2, 5.00%, 7/1/2034	1,000,000	1,165,210
Series B, 5.00%, 7/1/2020	90,000	95,672
Series B, 5.00%, 7/1/2024	270,000	310,603
Series B, 5.00%, 7/1/2030	350,000	413,290
Series B, 5.00%, 7/1/2033	1,350,000	1,578,852
Series B, 5.00%, 7/1/2035	1,400,000	1,627,682
		34,776,251
FLORIDA — 3.3%
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	200,000	232,880
Florida, State Board of Education, Capital Outlay, General Obligation Series A, 5.00%, 6/1/2024	170,000	196,858
Florida, State Board of Education, General Obligation:
Series A, 3.00%, 6/1/2026	100,000	102,067
Series A, 4.00%, 6/1/2037	625,000	662,800
Series A, 4.00%, 6/1/2038	475,000	503,315
Series B, 5.00%, 6/1/2020	100,000	106,236
Series B, 5.00%, 6/1/2022	200,000	223,100
Series B, 5.00%, 6/1/2024	550,000	636,894
Series B, 5.00%, 6/1/2030	110,000	130,491
Series C, 2.63%, 6/1/2037	300,000	257,469
Series C, 4.00%, 6/1/2031	310,000	335,085
Series C, 5.00%, 6/1/2025	60,000	69,155
Series E, 5.00%, 6/1/2019	100,000	103,145
Series E, 5.00%, 6/1/2021	480,000	523,224
Series E, 5.00%, 6/1/2022	100,000	111,550
Series F, 5.00%, 6/1/2029	125,000	146,715
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	105,000	108,593
Series A, 5.00%, 7/1/2020	125,000	133,106
Series A, 5.00%, 7/1/2021	385,000	420,524
Series A, 5.00%, 7/1/2024	600,000	694,596
Series A, 5.00%, 7/1/2025	340,000	397,800
Series A, 5.00%, 7/1/2026	830,000	977,541

119

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2028	$ 220,000	$ 265,133
Series B, 5.00%, 7/1/2019	755,000	780,836
Series B, 5.00%, 7/1/2020	140,000	149,079
Series B, 5.00%, 7/1/2021	470,000	513,367
Series B, 5.00%, 7/1/2023	485,000	552,347
Series B, 5.00%, 7/1/2024	355,000	410,969
Series B, 5.00%, 7/1/2025	190,000	222,300
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	155,000	164,768
Series A, 5.00%, 7/1/2019	685,000	708,091
Series A, 5.00%, 7/1/2023	220,000	249,988
Series A, 5.00%, 7/1/2025	105,000	122,630
Series A, 5.00%, 7/1/2026	350,000	406,805
Series A, 5.00%, 7/1/2027	465,000	555,638
Series A, 5.00%, 7/1/2028	150,000	181,212
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2021	380,000	416,005
Series A, 5.00%, 8/1/2023	195,000	221,395
Series A, 5.00%, 8/1/2025	170,000	196,812
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 9/1/2019	100,000	104,000
Series A, 5.00%, 9/1/2025	160,000	187,790
Florida, State General Obligation:
5.00%, 7/1/2020	200,000	213,132
5.00%, 7/1/2021	575,000	628,055
Series A, 3.00%, 6/1/2026	265,000	271,326
Series A, 3.50%, 7/1/2043	160,000	157,637
Series A, 3.50%, 7/1/2044	700,000	688,247
Series A, 5.00%, 6/1/2022	105,000	117,128
Series A, 5.00%, 6/1/2023	130,000	148,023
Series A, 5.00%, 7/1/2023	340,000	387,733
Series B, 5.00%, 6/1/2019	100,000	103,145
Series B, 5.00%, 6/1/2020	150,000	159,354
Series B, 5.00%, 6/1/2022	317,000	353,613
Series B, 5.00%, 6/1/2023	195,000	222,035
Series B, 5.00%, 6/1/2027	100,000	114,841
Series B, 5.00%, 6/1/2028	170,000	195,027
Series C, 3.00%, 6/1/2031	110,000	108,489
Series C, 4.00%, 6/1/2025	10,000	10,667
Series C, 5.00%, 6/1/2023	100,000	113,864
Series C, 5.00%, 6/1/2026	175,000	201,285
Series E, 2.38%, 6/1/2031	295,000	266,093
Series E, 5.00%, 6/1/2024	215,000	248,968
Series F, 5.00%, 6/1/2024	110,000	127,379
Florida, State Lottery Revenue Series A, 5.00%, 7/1/2023	335,000	381,518
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2021	185,000	201,730
Florida's Turnpike Enterprise Revenue:
Series B, 2.63%, 7/1/2027	705,000	697,464
Series C, 5.00%, 7/1/2020	1,075,000	1,144,058
Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2024	$ 305,000	$ 345,647
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	340,489
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	100,000	114,167
Series A, 5.00%, 10/1/2024	125,000	144,680
Series A, 5.00%, 10/1/2026	250,000	296,295
Series A, 5.00%, 10/1/2027	2,590,000	3,104,840
Series A, 5.00%, 10/1/2030	665,000	787,573
Series A, 5.00%, 10/1/2031	130,000	153,612
Series A, 5.00%, 10/1/2032	270,000	318,557
Series A, 5.00%, 10/1/2034	250,000	292,515
Series A, 5.00%, 10/1/2035	500,000	583,705
Series A, 5.00%, 10/1/2036	500,000	582,385
Series A, 5.00%, 10/1/2037	500,000	581,945
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	329,350
Hillsborough County, FL, School Board 5.00%, 7/1/2020	1,300,000	1,380,873
Jacksonville, FL, Special Revenue:
Series A, 5.25%, 10/1/2047	490,000	577,112
Series B, 5.00%, 10/1/2024	315,000	363,604
Series B, 5.00%, 10/1/2025	245,000	286,407
Series B, 5.00%, 10/1/2027	115,000	137,755
Series C, 5.00%, 10/1/2019	125,000	130,213
Series C, 5.25%, 10/1/2030	250,000	285,303
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	255,137
3.25%, 10/1/2032	315,000	308,643
5.00%, 10/1/2024	150,000	172,299
5.00%, 10/1/2027	395,000	456,367
5.00%, 10/1/2029	485,000	556,557
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2036	365,000	412,724
JEA, FL, Electric System Revenue:
Series A, 3.75%, 10/1/2041	450,000	451,719
Series A, 4.00%, 10/1/2020	240,000	251,938
Series A, 5.00%, 10/1/2018	125,000	126,066
Series A, 5.00%, 10/1/2019	1,480,000	1,542,248
Series A, 5.00%, 10/1/2033	100,000	113,086
Series D, 5.00%, 10/1/2018	110,000	110,963
Series D, 5.00%, 10/1/2019	225,000	234,412
Series III B, 5.00%, 10/1/2026	250,000	294,257
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,955
JEA, FL, Water & Sewer System Revenue:
Series A, 3.38%, 10/1/2041	125,000	121,553
Series A, 5.00%, 10/1/2019	230,000	239,708

120

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2023	$ 35,000	$ 39,236
Series A, 5.00%, 10/1/2026	100,000	114,854
Series A, 5.00%, 10/1/2028	125,000	149,734
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	100,000	95,657
5.00%, 10/1/2021	230,000	252,020
5.00%, 10/1/2025	110,000	128,512
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	395,000	405,385
Miami Beach, FL, Water & Sewer Revenue:
4.00%, 9/1/2042	475,000	492,328
5.00%, 9/1/2047	2,030,000	2,309,429
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2045	100,000	112,909
Series A, 5.00%, 7/1/2019	625,000	646,387
Series A, 5.00%, 7/1/2024	510,000	587,005
Series A, 5.00%, 7/1/2025	550,000	641,184
Series A, 5.00%, 7/1/2029	600,000	698,166
Series B, 4.00%, 7/1/2035	100,000	104,388
Series B, 5.00%, 7/1/2020	275,000	292,386
Series B, 5.00%, 7/1/2025	625,000	718,987
Series B, 5.00%, 7/1/2026	890,000	1,028,155
Series B, 5.00%, 7/1/2027	1,435,000	1,652,532
Series B, 5.00%, 7/1/2028	1,170,000	1,351,619
Series B, 5.00%, 7/1/2029	230,000	265,006
Series D, 5.00%, 7/1/2034	830,000	951,022
Miami-Dade County, FL, Revenue:
Series B, 5.00%, 4/1/2020	250,000	263,805
Series B, 5.00%, 4/1/2022	280,000	309,938
Series B, 5.00%, 4/1/2024	905,000	1,036,279
Series B, 5.00%, 4/1/2025	260,000	301,852
Series B, 5.00%, 4/1/2028	555,000	645,754
Series B, 5.00%, 4/1/2029	450,000	519,493
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	269,052
5.00%, 3/15/2036	225,000	256,057
5.00%, 3/15/2041	115,000	129,692
5.00%, 3/15/2046	300,000	337,236
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	150,531
3.13%, 7/1/2029	130,000	130,779
4.00%, 7/1/2036	125,000	130,584
4.00%, 7/1/2038	1,255,000	1,306,430
5.00%, 7/1/2024	290,000	334,663
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	360,000	360,626
Series C, 5.00%, 8/1/2033	420,000	482,450
Series C, 5.00%, 8/1/2034	115,000	131,566
Series D, 5.00%, 8/1/2029	120,000	137,587
Series D, 5.00%, 8/1/2031	345,000	392,707
Security Description	Principal Amount	Value
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	475,000	$ 508,492
5.00%, 10/1/2021	515,000	563,796
5.00%, 10/1/2022	$ 2,070,000	2,318,752
5.00%, 10/1/2028	100,000	115,038
5.00%, 10/1/2029	275,000	332,709
Series A, 4.00%, 10/1/2033	1,730,000	1,821,828
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	1,420,000	1,637,161
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	310,000	361,624
Series A, 5.25%, 11/1/2030	250,000	291,633
Series A, 5.25%, 11/1/2031	700,000	816,571
Series A, 5.25%, 11/1/2033	215,000	250,804
Series A, 5.25%, 11/1/2034	385,000	449,114
Series B, 5.00%, 10/1/2041	505,000	570,695
Series B, 5.00%, 10/1/2046	680,000	766,380
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2019	100,000	104,221
Series A, 5.00%, 10/1/2032	55,000	62,714
Palm Beach County, FL, School Board:
Series A, COPs, 5.00%, 8/1/2026	150,000	175,716
Series A, COPs, 5.00%, 8/1/2027	230,000	272,332
Series B, 5.00%, 8/1/2021	165,000	179,805
Series B, 5.00%, 8/1/2022	1,065,000	1,185,078
Series B, 5.00%, 8/1/2023	115,000	130,507
Series B, 5.00%, 8/1/2024	345,000	396,070
Series B, 5.00%, 8/1/2028	500,000	597,935
Series C, 5.00%, 8/1/2029	250,000	297,272
Series D, 5.00%, 8/1/2028	100,000	115,143
Palm Beach, FL, Revenue:
5.00%, 5/1/2038	450,000	515,056
Series D, 5.00%, 12/1/2045	325,000	368,127
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	160,000	146,518
3.00%, 7/1/2041	1,100,000	991,001
3.25%, 7/1/2045	125,000	114,248
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	532,785
Series A, 5.00%, 6/1/2026	125,000	141,768
Series A, 5.00%, 6/1/2033	500,000	576,830
Series A, 5.00%, 6/1/2036	500,000	573,460
Series A, 5.00%, 6/1/2037	450,000	515,740
Series A, 5.00%, 6/1/2038	1,185,000	1,320,505
Series A, 5.25%, 6/1/2031	420,000	478,057
South Florida Water Management District:
5.00%, 10/1/2020	250,000	267,343

121

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 10/1/2027	$ 155,000	$ 180,346
5.00%, 10/1/2031	175,000	200,842
5.00%, 10/1/2035	105,000	119,256
COPs, 5.00%, 10/1/2022	660,000	737,029
COPs, 5.00%, 10/1/2032	300,000	343,854
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	150,000	171,551
5.00%, 10/1/2031	620,000	697,016
5.00%, 10/1/2032	170,000	195,082
Series A, 5.00%, 10/1/2037	1,560,000	1,758,167
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2037	1,600,000	1,846,016
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	116,166
5.00%, 10/1/2023	125,000	142,775
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,554,825
		88,243,514
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	151,575
Atlanta, GA, Department of Aviation Revenue Series A, 5.00%, 1/1/2027	130,000	147,661
Atlanta, GA, General Obligation:
5.00%, 12/1/2020	125,000	134,641
5.00%, 12/1/2022	1,550,000	1,748,167
5.00%, 12/1/2031	105,000	119,991
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	244,766
5.00%, 11/1/2032	100,000	113,983
5.00%, 11/1/2040	205,000	230,674
Series A, 5.00%, 11/1/2034	330,000	385,975
Series A, 5.00%, 11/1/2037	5,000,000	5,817,000
Series B, 5.00%, 11/1/2023	115,000	131,599
Series B, 5.25%, 11/1/2029	405,000	461,084
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	113,954
Forsyth, NC, General Obligation 5.00%, 3/1/2027	250,000	300,768
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	100,000	108,141
Series A, 5.00%, 2/1/2025	125,000	146,240
Series A, 5.00%, 2/1/2027	2,160,000	2,529,996
Series A-1, 5.00%, 2/1/2019	100,000	102,052
Series A-1, 5.00%, 2/1/2022	1,000,000	1,107,450
Series A-1, 5.00%, 2/1/2026	215,000	254,990
Series A-2, 5.00%, 2/1/2025	250,000	287,828
Series A-2, 5.00%, 2/1/2033	410,000	482,795
Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2019	$ 2,850,000	$ 2,948,382
Series C, 5.00%, 7/1/2021	495,000	540,976
Series C, 5.00%, 10/1/2021	170,000	187,009
Series C, 5.00%, 7/1/2025	2,800,000	3,297,728
Series C-1, 4.00%, 7/1/2025	1,085,000	1,206,509
Series C-1, 5.00%, 1/1/2024	920,000	1,059,316
Series D, 5.00%, 2/1/2022	125,000	138,431
Series D, 5.00%, 2/1/2026	300,000	337,359
Series E, 5.00%, 12/1/2024	760,000	888,068
Series F, 5.00%, 1/1/2024	545,000	627,529
Series F, 5.00%, 1/1/2027	1,005,000	1,206,422
Series F, 5.00%, 7/1/2027	430,000	515,450
Series F, 5.00%, 1/1/2028	4,000,000	4,781,320
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	2,125,000	2,433,295
Series B, 3.00%, 10/1/2043	155,000	142,319
Series B, 4.00%, 10/1/2038	315,000	330,325
Series B, 5.00%, 10/1/2038	2,550,000	2,942,088
Gwinnett County, GA, School District, General Obligation:
3.00%, 8/1/2019	500,000	507,985
4.00%, 2/1/2020	325,000	337,152
5.00%, 8/1/2020	1,000,000	1,068,140
5.00%, 8/1/2021	350,000	383,383
5.00%, 8/1/2022	2,115,000	2,371,951
5.00%, 2/1/2031	2,455,000	2,849,101
5.00%, 2/1/2035	3,365,000	3,858,174
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	113,682
Sandy Springs, GA, Public Facilities Authority Revenue:
4.00%, 5/1/2047	785,000	816,007
5.00%, 5/1/2041	2,175,000	2,491,071
		53,500,502
HAWAII — 1.3%
City & County of Honolulu, HI, General Obligation Series A, 5.00%, 10/1/2019	125,000	130,340
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	35,000	38,603
Series DZ, 5.00%, 12/1/2026	85,000	93,455
Series DZ-2016, 5.00%, 12/1/2024	65,000	71,692
Series DZ-2016, 5.00%, 12/1/2026	115,000	126,839
Series EH, 5.00%, 8/1/2019	2,000,000	2,073,440
Series EH, 5.00%, 8/1/2020	105,000	112,065
Series EH, 5.00%, 8/1/2030	110,000	123,706
Series EO, 5.00%, 8/1/2019	100,000	103,672
Series EO, 5.00%, 8/1/2026	115,000	132,164
Series EO, 5.00%, 8/1/2030	215,000	244,739
Series EO, 5.00%, 8/1/2032	100,000	113,530
Series EP, 5.00%, 8/1/2021	110,000	120,353
Series EP, 5.00%, 8/1/2025	840,000	967,428

122

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series ET, 4.00%, 10/1/2021	$ 100,000	$ 106,738
Series EY, 5.00%, 10/1/2020	190,000	203,701
Series EY, 5.00%, 10/1/2022	200,000	224,466
Series EY, 5.00%, 10/1/2026	280,000	327,729
Series EY, 5.00%, 10/1/2027	260,000	303,378
Series EZ, 5.00%, 10/1/2024	1,035,000	1,202,535
Series FB, 4.00%, 4/1/2029	495,000	533,580
Series FE, 5.00%, 10/1/2019	190,000	197,995
Series FE, 5.00%, 10/1/2024	220,000	255,611
Series FE, 5.00%, 10/1/2026	430,000	511,038
Series FG, 4.00%, 10/1/2032	300,000	319,950
Series FG, 4.00%, 10/1/2036	890,000	934,616
Series FG, 5.00%, 10/1/2022	100,000	112,233
Series FG, 5.00%, 10/1/2029	395,000	463,647
Series FH, 5.00%, 10/1/2023	2,050,000	2,345,897
Series FH, 5.00%, 10/1/2027	335,000	396,486
Series FH, 5.00%, 10/1/2029	790,000	927,294
Series FK, 4.00%, 5/1/2020	300,000	312,525
Series FK, 4.00%, 5/1/2023	110,000	119,863
Series FK, 5.00%, 5/1/2027	660,000	789,380
Series FK, 5.00%, 5/1/2034	150,000	174,500
Series FN, 5.00%, 10/1/2022	300,000	336,699
Series FN, 5.00%, 10/1/2025	335,000	394,050
Series FT, 4.00%, 1/1/2037	100,000	105,249
Series FT, 5.00%, 1/1/2027	115,000	136,977
Series FT, 5.00%, 1/1/2029	1,000,000	1,195,190
Series FT, 5.00%, 1/1/2031	100,000	118,873
Series FT, 5.00%, 1/1/2036	250,000	292,848
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	141,701
Series A, 5.00%, 1/1/2034	535,000	602,999
Series B, 5.00%, 1/1/2025	200,000	232,272
Series B, 5.00%, 1/1/2027	100,000	117,697
Series B, 5.00%, 1/1/2029	265,000	309,393
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	50,000	56,829
Honolulu, HI, City & County Wastewater System Revenue:
5.00%, 7/1/2021	60,000	65,408
Series A, 4.00%, 7/1/2038	690,000	727,943
Series A, 4.00%, 7/1/2042	730,000	759,266
Series A, 5.00%, 7/1/2035	500,000	584,340
Series A, 5.00%, 7/1/2036	255,000	291,988
Series A, 5.00%, 7/1/2037	2,115,000	2,464,144
Series A, 5.00%, 7/1/2040	525,000	591,864
Series B, 4.00%, 7/1/2032	285,000	304,497
Series B, 4.00%, 7/1/2033	1,810,000	1,923,252
Series B, 4.00%, 7/1/2034	100,000	105,676
Series B, 5.00%, 7/1/2022	100,000	111,503
Series B, 5.00%, 7/1/2024	150,000	173,193
Honolulu, HI, City & County, General Obligation:
4.00%, 10/1/2034	500,000	529,315
Series A, 5.00%, 10/1/2021	335,000	368,071
Series A, 5.00%, 10/1/2025	260,000	305,263
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2029	$ 525,000	$ 608,065
Series A, 5.00%, 10/1/2032	185,000	212,820
Series A, 5.00%, 10/1/2036	590,000	670,818
Series A, 5.00%, 10/1/2037	700,000	795,886
Series A, 5.00%, 10/1/2038	440,000	499,963
Series B, 5.00%, 10/1/2029	520,000	602,274
Series B, 5.00%, 10/1/2030	210,000	242,626
Series C, 5.00%, 10/1/2021	185,000	203,263
Series C, 5.00%, 10/1/2029	205,000	249,122
Series D, 5.00%, 9/1/2023	295,000	337,097
Series D, 5.00%, 9/1/2026	1,500,000	1,780,110
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	610,743
		35,374,475
IDAHO — 0.0% (d)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	95,082
5.00%, 8/1/2032	750,000	885,682
		980,764
ILLINOIS — 1.8%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	107,062
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	392,339
Series B, 5.00%, 1/1/2024	300,000	334,689
Chicago, IL, Wastewater Transmission Revenue Series A, 4.00%, 1/1/2052 (b)	1,000,000	1,008,610
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2034 (b)	180,000	206,885
Cook County, IL, Revenue 4.00%, 11/15/2039	515,000	529,997
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2025	975,000	1,140,379
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2025	795,000	871,574
4.00%, 7/1/2025	375,000	412,661
4.00%, 7/1/2026	725,000	796,304
5.00%, 1/1/2020	1,000,000	1,049,400
5.00%, 7/1/2020	435,000	462,680
5.00%, 1/1/2021	490,000	527,706
5.00%, 1/1/2022	150,000	165,115
5.00%, 7/1/2022	275,000	306,072
5.00%, 7/1/2023	165,000	187,240
5.00%, 1/1/2024	445,000	507,669
5.00%, 7/1/2024	1,615,000	1,856,894
5.00%, 1/1/2025	500,000	578,070

123

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 7/1/2025	$ 140,000	$ 163,015
5.00%, 1/1/2026	545,000	637,999
5.00%, 7/1/2026	345,000	406,327
5.00%, 1/1/2027	1,460,000	1,723,161
5.00%, 7/1/2027	565,000	667,282
5.00%, 1/1/2028	250,000	293,800
5.00%, 7/1/2028	535,000	626,299
5.00%, 7/1/2029	665,000	766,200
5.00%, 1/1/2030	250,000	287,680
5.00%, 7/1/2033	145,000	167,073
5.00%, 7/1/2036	125,000	142,418
Series A, 5.00%, 10/1/2022	200,000	223,774
Series A, 5.00%, 10/1/2026	345,000	397,364
Series A, 5.00%, 10/1/2029	125,000	142,959
Series A, 5.00%, 10/1/2033	100,000	113,747
Series A, 5.00%, 10/1/2038	370,000	418,359
Illinois, State Revenue Series C, 4.00%, 6/15/2021	130,000	135,699
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2022	150,000	163,724
5.00%, 6/15/2023	1,025,000	1,136,038
5.00%, 6/15/2024	1,010,000	1,114,979
5.00%, 6/15/2025	415,000	454,711
5.00%, 6/15/2026	395,000	431,842
Series A, 5.00%, 6/15/2026	125,000	142,944
Series A, 5.00%, 6/15/2027	100,000	112,844
Series C, 4.00%, 6/15/2025	1,000,000	1,071,380
Series C, 4.00%, 6/15/2027	665,000	696,834
Series C, 5.00%, 6/15/2022	605,000	660,351
Series D, 3.00%, 6/15/2032	365,000	341,144
Series D, 5.00%, 6/15/2023	570,000	631,748
Series D, 5.00%, 6/15/2027	150,000	170,622
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	260,000	271,908
Series A, 5.00%, 12/1/2020	325,000	348,868
Series A, 5.00%, 12/1/2021	230,000	252,478
Series A, 5.00%, 12/1/2022	285,000	319,385
Series A, 5.00%, 12/1/2031	625,000	713,744
Series A, 5.00%, 12/1/2032	560,000	638,702
Series A, 5.00%, 1/1/2035	480,000	550,262
Series B, 5.00%, 1/1/2032	585,000	650,748
Series B, 5.00%, 1/1/2036	420,000	473,206
Series B, 5.00%, 1/1/2037	395,000	438,448
Series B, 5.00%, 1/1/2038	1,475,000	1,637,642
Series B, 5.00%, 1/1/2039	655,000	720,906
Series B, 5.00%, 1/1/2040	335,000	374,426
Series C, 5.00%, 1/1/2028	315,000	358,294
Series C, 5.00%, 1/1/2036	135,000	149,733
Series D, 5.00%, 1/1/2021	100,000	107,416
Series D, 5.00%, 1/1/2022	165,000	181,333
Series D, 5.00%, 1/1/2024	715,000	814,499
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	235,000	262,810
Series D, 5.00%, 1/1/2032	300,000	333,717
Security Description	Principal Amount	Value
Series D, 5.00%, 1/1/2035	$ 215,000	$ 236,175
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	523,827
5.00%, 1/1/2027	665,000	753,857
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation:
4.00%, 2/1/2032	510,000	522,730
5.00%, 2/1/2031	165,000	185,668
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	537,995
Series A, 5.00%, 12/1/2025	185,000	213,806
Series A, 5.00%, 12/1/2027	795,000	923,949
Series A, 5.00%, 12/1/2028	770,000	891,775
Series A, 5.00%, 12/1/2029	1,160,000	1,335,032
Series A, 5.00%, 12/1/2030	190,000	218,211
Series B, 5.00%, 12/1/2039	190,000	209,099
Series D, 5.00%, 12/1/2019	100,000	104,566
Series D, 5.00%, 12/1/2020	505,000	541,345
Regional, IL, Transportation District Revenue Series A, 5.00%, 7/1/2024	700,000	795,193
Sales Tax Securitization Corp., Revenue:
5.00%, 1/1/2028	1,000,000	1,155,240
5.00%, 1/1/2030	1,470,000	1,685,179
Series A, 5.00%, 1/1/2029	200,000	229,982
Series A, 5.00%, 1/1/2036	500,000	561,860
Series A, 5.00%, 1/1/2038	1,000,000	1,122,000
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	252,145
		48,481,822
INDIANA — 0.5%
Indiana, Finance Authority Revenue:
5.00%, 2/1/2027	110,000	130,530
5.00%, 6/1/2028	135,000	162,641
Series B, 5.00%, 2/1/2021	115,000	124,318
Series C, 5.00%, 12/1/2023	145,000	166,240
Series C, 5.00%, 12/1/2024	360,000	418,558
Series C, 5.00%, 12/1/2025	335,000	394,054
Series C, 5.00%, 6/1/2027	225,000	267,802
Series C, 5.00%, 6/1/2028	250,000	296,308
Series C, 5.00%, 2/1/2029	400,000	479,048
Series C, 5.00%, 6/1/2029	1,600,000	1,947,440
Series C, 5.00%, 2/1/2030	2,310,000	2,757,863
Indiana, State Finance Authority Revenue Series B, 5.00%, 2/1/2022	100,000	110,672
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	102,262
Series A, 4.00%, 6/1/2042	1,525,000	1,585,664

124

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2023	$ 100,000	$ 113,914
Series A, 5.00%, 6/1/2041	2,510,000	2,870,637
Series W-2, 5.00%, 8/1/2026	325,000	375,498
		12,303,449
IOWA — 0.2%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	114,415
5.00%, 8/1/2024	625,000	725,969
5.00%, 8/1/2032	835,000	978,821
5.00%, 8/1/2034	225,000	259,542
5.00%, 8/1/2037	700,000	817,180
Iowa, Higher Education Loan Authority Revenue:
5.00%, 12/1/2041	400,000	460,676
5.00%, 12/1/2046	1,115,000	1,277,879
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	113,515
Series A, 5.00%, 6/1/2021	615,000	668,185
Series A, 5.00%, 6/1/2028	100,000	117,372
		5,533,554
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	404,782
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2034	210,000	219,211
Series B, 4.00%, 9/1/2035	1,200,000	1,245,684
Series B, 4.00%, 9/1/2036	575,000	595,648
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:
Series A, 5.00%, 9/1/2020	150,000	160,391
Series B, 5.00%, 9/1/2023	200,000	228,540
Series C, 5.00%, 9/1/2027	125,000	136,188
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation:
Series A, 4.00%, 10/1/2035	200,000	211,592
Series B, 4.00%, 10/1/2036	420,000	445,729
Kansas, Development Finance Authority Revenue Series D-2, 4.00%, 4/1/2038	275,000	280,162
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	511,499
5.00%, 9/1/2027	240,000	280,997
5.00%, 9/1/2030	330,000	382,836
5.00%, 9/1/2034	260,000	297,417
5.00%, 9/1/2035	480,000	546,739
Series A, 3.00%, 9/1/2024	150,000	157,053
Series A, 5.00%, 9/1/2021	265,000	290,681
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2027	$ 325,000	$ 392,034
Series A, 5.00%, 9/1/2028	300,000	359,157
Series A, 5.00%, 9/1/2030	250,000	297,052
Series A, 5.00%, 9/1/2035	1,280,000	1,499,341
Series A, 5.00%, 9/1/2037	275,000	320,917
Kansas, State Department of Transportation, Sales Tax Revenue Series A, 5.00%, 9/1/2025	530,000	614,058
Leavenworth County, KS, Unified School District No. 469, General Obligation 4.00%, 9/1/2035	150,000	154,458
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	1,305,000	1,357,774
Wyandotte, County Unified School District No 500 Kansas City, General Obligation:
Series A, 4.00%, 9/1/2034	555,000	584,609
Series A, 4.13%, 9/1/2037	1,875,000	1,986,187
		13,960,736
KENTUCKY — 0.4%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	150,000	163,199
Series A, 5.00%, 7/1/2023	355,000	401,771
Series A, 5.00%, 7/1/2024	100,000	114,496
Series A, 5.00%, 7/1/2025	140,000	162,235
Series A, 5.00%, 7/1/2030	145,000	161,633
Series A, 5.00%, 7/1/2031	100,000	111,322
Series B, 5.00%, 7/1/2021	195,000	212,158
Series B, 5.00%, 7/1/2022	320,000	355,507
Series B, 5.00%, 7/1/2025	230,000	266,529
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2020	535,000	568,282
Series A, 5.00%, 7/1/2021	150,000	163,199
Series A, 5.00%, 7/1/2024	220,000	251,891
Series A, 5.00%, 7/1/2025	300,000	347,646
Series A, 5.00%, 7/1/2026	505,000	591,577
Series A, 5.00%, 7/1/2029	145,000	166,699
Series B, 5.00%, 7/1/2023	115,000	130,151
Series B, 5.00%, 7/1/2024	125,000	143,120
Series B, 5.00%, 7/1/2026	120,000	140,573
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 3.00%, 5/15/2046	445,000	391,106
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	760,000	711,170
Series A, 4.00%, 4/1/2044	440,000	452,958
Series A, 5.00%, 10/1/2026	150,000	176,248
Series B, 5.00%, 10/1/2021	1,305,000	1,432,538

125

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series D, 5.00%, 10/1/2021	$ 2,600,000	$ 2,854,098
Series D, 5.25%, 10/1/2019	250,000	261,255
		10,731,361
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	2,795,000	3,122,853
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	338,074
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 5.00%, 10/1/2035	125,000	139,889
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	198,934
Series B, 5.00%, 5/1/2023	265,000	299,969
Series B, 5.00%, 5/1/2025	635,000	739,457
Series B, 5.00%, 5/1/2027	140,000	160,009
Series B, 5.00%, 5/1/2028	100,000	114,058
Series B, 5.00%, 5/1/2030	140,000	158,704
Series B, 5.00%, 5/1/2033	115,000	129,832
Series B, 5.00%, 5/1/2036	135,000	151,945
Series C, 5.00%, 5/1/2028	250,000	295,768
Series C, 5.00%, 5/1/2030	140,000	163,747
Series C, 5.00%, 5/1/2034	1,395,000	1,610,667
Series C, 5.00%, 5/1/2037	725,000	832,648
Louisiana, State General Obligation:
Series A, 4.00%, 2/1/2029	750,000	785,887
Series A, 5.00%, 2/1/2027	250,000	282,208
Series B, 4.00%, 10/1/2035	230,000	240,302
Series B, 4.00%, 10/1/2036	250,000	260,593
Series B, 5.00%, 8/1/2027	680,000	790,670
Series B, 5.00%, 8/1/2029	680,000	781,109
Series C, 5.00%, 7/15/2023	185,000	209,834
Series C, 5.00%, 8/1/2023	210,000	238,209
Series C, 5.00%, 8/1/2024	1,165,000	1,336,744
Series C, 5.00%, 8/1/2025	860,000	984,167
Series C, 5.00%, 7/15/2026	165,000	184,643
Series D-1, 5.00%, 12/1/2024	1,425,000	1,642,084
Series D-1, 5.00%, 12/1/2028	350,000	398,860
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	927,774
Series A, 5.00%, 6/15/2022	180,000	198,679
Series A, 5.00%, 6/15/2025	480,000	549,955
Series A, 5.00%, 6/15/2031	70,000	78,590
Louisiana, State Highway Improvement, General Obligation Series A, 4.00%, 9/1/2021	570,000	604,559
		18,951,421
Security Description	Principal Amount	Value
MAINE — 0.1%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2020	$ 130,000	$ 139,685
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	590,000	681,657
5.00%, 7/1/2047	1,330,000	1,530,936
Series C, 5.00%, 11/1/2037	155,000	179,916
		2,532,194
MARYLAND — 3.6%
Baltimore, MD, Revenue:
Series A, 5.00%, 7/1/2038	155,000	172,672
Series A, 5.00%, 7/1/2046	230,000	259,486
Series B, 5.00%, 7/1/2038	340,000	378,763
Series D, 5.00%, 7/1/2042	355,000	395,665
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,485,458
Series B, 5.00%, 10/15/2024	250,000	289,590
Series B, 5.00%, 10/15/2025	2,290,000	2,682,277
Series B, 5.00%, 10/15/2026	500,000	592,570
Series B, 5.00%, 10/15/2027	100,000	119,952
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2021	105,000	113,633
Series A, 5.00%, 2/15/2024	280,000	322,322
Series A, 5.00%, 2/15/2031	4,000,000	4,800,760
Series B, 5.00%, 2/15/2028	120,000	143,123
Series D, 5.00%, 2/15/2029	500,000	603,400
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	207,956
5.00%, 5/1/2031	4,925,000	5,789,928
5.00%, 5/1/2034	2,000,000	2,325,260
5.00%, 5/1/2037	1,920,000	2,219,885
5.00%, 5/1/2038	600,000	693,168
5.00%, 5/1/2041	410,000	462,238
Maryland, State Department of Transportation 5.00%, 2/1/2021	500,000	540,380
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	1,390,000	1,392,363
3.13%, 5/1/2031	500,000	498,675
4.00%, 9/1/2025	445,000	493,434
4.00%, 12/15/2025	290,000	314,186
4.00%, 5/1/2028	1,225,000	1,334,025
4.00%, 11/1/2029	1,020,000	1,102,171
5.00%, 9/1/2020	625,000	668,844
5.00%, 2/15/2023	1,540,000	1,742,741
5.00%, 12/15/2023	175,000	201,295
5.00%, 2/1/2024	345,000	388,125
5.00%, 6/1/2024	150,000	166,606
5.00%, 11/1/2026	105,000	121,402
5.00%, 5/1/2027	1,435,000	1,667,657

126

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	$ 2,365,000	$ 2,345,536
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	109,460
4.00%, 6/1/2027	1,060,000	1,152,315
4.00%, 6/1/2028	1,245,000	1,348,435
4.00%, 6/1/2030	100,000	107,340
5.00%, 6/1/2020	150,000	159,384
5.00%, 8/1/2020	385,000	411,068
5.00%, 6/1/2026	2,100,000	2,411,661
Series 2-C, 5.00%, 8/1/2021	1,615,000	1,768,021
Series 2-C, 5.00%, 8/1/2022	120,000	134,328
Series A, 3.00%, 3/1/2026	565,000	578,600
Series A, 4.00%, 3/1/2027	2,900,000	3,150,096
Series A, 4.00%, 3/15/2030	1,250,000	1,360,037
Series A, 5.00%, 3/15/2022	100,000	110,985
Series A, 5.00%, 3/1/2023	950,000	1,075,305
Series A, 5.00%, 8/1/2023	1,290,000	1,463,932
Series A, 5.00%, 3/1/2024	545,000	616,106
Series A, 5.00%, 8/1/2024	1,160,000	1,333,637
Series A, 5.00%, 3/1/2025	200,000	226,094
Series A, 5.00%, 3/15/2025	315,000	368,374
Series A, 5.00%, 8/1/2025	320,000	376,131
Series A, 5.00%, 3/1/2026	205,000	231,746
Series A, 5.00%, 8/1/2027	4,160,000	5,014,880
Series B, 3.00%, 8/1/2028	1,410,000	1,415,908
Series B, 4.00%, 8/1/2025	180,000	199,631
Series B, 5.00%, 8/1/2020	100,000	106,771
Series B, 5.00%, 8/1/2021	225,000	246,319
Series B, 5.00%, 8/1/2022	650,000	727,610
Series B, 5.00%, 8/1/2026	2,030,000	2,267,307
Series C, 5.00%, 8/1/2023	230,000	262,439
Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series B, 4.25%, 7/1/2041	1,730,000	1,831,257
Series B, 5.00%, 7/1/2022	100,000	111,462
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	144,248
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,384,178
5.00%, 3/1/2021	50,000	54,098
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2019	120,000	125,386
Series A, 5.00%, 11/1/2022	3,100,000	3,487,748
Series A, 5.00%, 11/1/2025	1,660,000	1,956,634
Series A, 5.00%, 11/1/2028	125,000	144,606
Series A, 5.00%, 11/1/2029	375,000	432,626
Series B, 4.00%, 12/1/2025	355,000	387,426
Series B, 5.00%, 12/1/2020	170,000	183,238
Series B, 5.00%, 12/1/2024	105,000	120,207
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2025	$ 500,000	$ 586,495
Series B, 5.00%, 11/1/2025	1,230,000	1,432,372
Series B, 5.00%, 11/1/2027	305,000	353,812
Series C, 4.00%, 10/1/2030	410,000	450,164
Prince George's County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	135,000	148,029
Series A, 4.00%, 9/1/2026	1,500,000	1,633,965
Series A, 5.00%, 7/1/2023	500,000	569,685
Series A, 5.00%, 7/1/2024	1,015,000	1,175,644
Series A, 5.00%, 9/15/2026	140,000	166,828
Series A, 5.00%, 7/15/2028	7,000,000	8,530,480
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	499,640
3.00%, 6/1/2029	1,310,000	1,317,048
3.00%, 6/15/2034	285,000	273,774
4.00%, 6/1/2020	1,900,000	1,983,277
5.00%, 6/1/2020	175,000	185,948
5.00%, 6/15/2024	200,000	231,552
5.00%, 6/15/2030	1,000,000	1,188,770
		96,860,063
MASSACHUSETTS — 4.8%
Boston, MA, General Obligation Series A, 5.00%, 5/1/2023	3,000,000	3,418,080
Boston, MA, Water & Sewer Commission Revenue Series A, 3.63%, 11/1/2044	660,000	657,202
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	100,000	112,894
Series A, 4.00%, 6/1/2036	450,000	477,918
Series A, 5.00%, 6/1/2022	1,650,000	1,841,235
Series A, 5.00%, 6/1/2023	335,000	382,289
Series A, 5.00%, 6/1/2024	100,000	115,859
Series A, 5.00%, 6/1/2026	105,000	124,895
Series A, 5.00%, 6/1/2040	3,380,000	3,823,794
Series A, 5.00%, 6/1/2043	105,000	121,918
Series B, 4.00%, 6/1/2046	450,000	464,791
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	100,000	106,937
Series A, 2.00%, 7/1/2028	140,000	127,344
Series A, 4.00%, 7/1/2035	380,000	397,218
Series A, 5.00%, 7/1/2045	295,000	333,964
Series A1, 5.00%, 7/1/2044	2,500,000	2,864,025
Series A-2, 5.00%, 7/1/2042	2,295,000	2,633,053
Series A-2, 5.00%, 7/1/2044	2,400,000	2,749,464
Series A-2, 5.00%, 7/1/2045	200,000	228,952
Series B, 5.00%, 7/1/2025	1,760,000	2,065,395
Series B, 5.00%, 7/1/2030	145,000	167,024
Massachusetts, Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2019	100,000	103,231

127

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2023	$ 425,000	$ 474,389
Series A, 5.00%, 6/15/2024	245,000	283,355
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	175,000	201,677
5.00%, 8/1/2024	20,000	21,320
5.00%, 8/1/2025	1,065,000	1,256,380
5.00%, 2/1/2026	170,000	191,724
5.00%, 2/1/2031	250,000	291,582
Series 20, 5.00%, 2/1/2042	50,000	56,823
Massachusetts, State College Building Authority Revenue:
5.00%, 5/1/2044	715,000	796,982
Series A, 4.00%, 5/1/2027	1,200,000	1,302,888
Series A, 4.00%, 5/1/2028	1,525,000	1,645,841
Series A, 4.00%, 5/1/2029	1,975,000	2,120,024
Series A, 5.00%, 5/1/2033	915,000	1,023,254
Series A, 5.00%, 5/1/2037	250,000	283,125
Series B, 5.00%, 5/1/2039	415,000	463,762
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	153,264
Series A, 5.00%, 7/15/2027	100,000	119,135
Series A, 5.00%, 7/15/2028	100,000	118,893
Series A, 5.00%, 7/15/2030	140,000	165,441
Series A, 5.00%, 7/15/2033	210,000	246,658
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,436,645
4.00%, 5/1/2045	300,000	306,465
Series A, 4.00%, 12/1/2032	2,465,000	2,569,541
Series A, 4.25%, 12/1/2039	4,300,000	4,507,131
Series A, 4.50%, 12/1/2043	3,350,000	3,557,532
Series A, 5.00%, 7/1/2026	600,000	709,992
Series A, 5.00%, 7/1/2029	4,250,000	4,971,947
Series A, 5.00%, 12/1/2031	435,000	479,783
Series A, 5.00%, 3/1/2032	1,215,000	1,368,904
Series A, 5.00%, 4/1/2033	1,675,000	1,950,521
Series A, 5.00%, 4/1/2034	100,000	115,946
Series A, 5.00%, 7/1/2035	2,000,000	2,269,580
Series A, 5.00%, 3/1/2036	1,130,000	1,262,402
Series A, 5.00%, 4/1/2036	190,000	219,346
Series A, 5.00%, 4/1/2037	150,000	172,793
Series A, 5.00%, 3/1/2041	1,135,000	1,263,584
Series A, 5.00%, 1/1/2042	135,000	155,957
Series A, 5.00%, 4/1/2042	250,000	286,127
Series A, 5.00%, 3/1/2046	250,000	277,633
Series B, 4.00%, 7/1/2026	100,000	111,038
Series B, 5.00%, 7/1/2025	1,110,000	1,299,488
Series B, 5.00%, 7/1/2027	115,000	137,621
Series B, 5.00%, 1/1/2028	5,000,000	6,013,200
Series B, 5.00%, 7/1/2029	300,000	350,727
Series B, 5.00%, 7/1/2033	1,045,000	1,205,418
Series B, 5.00%, 4/1/2037	110,000	126,715
Series C, 4.00%, 7/1/2031	525,000	548,452
Series C, 4.00%, 6/1/2043	565,000	576,142
Series C, 5.00%, 8/1/2020	400,000	427,000
Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2021	$ 2,535,000	$ 2,785,255
Series C, 5.00%, 8/1/2022	665,000	743,290
Series C, 5.00%, 7/1/2024	340,000	379,110
Series C, 5.00%, 7/1/2027	275,000	306,633
Series C, 5.00%, 10/1/2027	350,000	420,210
Series D, 3.13%, 9/1/2034	180,000	174,098
Series D, 5.00%, 7/1/2027	250,000	299,175
Series D-1-R, 1.05%, 8/1/2043 (a)	540,000	531,889
Series D-GREEN BOND, 4.00%, 8/1/2033	235,000	243,679
Series D-GREEN BOND, 5.00%, 8/1/2033	390,000	426,707
Series E, 3.00%, 4/1/2041	300,000	267,453
Series E, 3.00%, 4/1/2044	180,000	158,688
Series E, 3.25%, 9/1/2040	1,325,000	1,246,825
Series E, 4.00%, 8/1/2032	200,000	207,686
Series E, 4.00%, 9/1/2039	2,750,000	2,854,005
Series E, 4.00%, 9/1/2041	4,000,000	4,146,120
Series E, 4.00%, 4/1/2042	1,980,000	2,043,736
Series E, 4.00%, 4/1/2046	3,500,000	3,593,590
Series E, 4.50%, 8/1/2043	300,000	316,749
Series E, 5.00%, 9/1/2022	100,000	111,961
Series E, 5.00%, 8/1/2023	145,000	158,420
Series E, 5.00%, 9/1/2023	205,000	229,780
Series E, 5.00%, 9/1/2025	110,000	123,110
Series E, 5.00%, 9/1/2027	360,000	402,905
Series E, 5.00%, 11/1/2027	105,000	126,135
Series E, 5.00%, 9/1/2029	380,000	421,918
Series E, 5.00%, 9/1/2030	385,000	426,337
Series E, 5.00%, 8/1/2036	1,100,000	1,191,498
Series F, 3.00%, 11/1/2028	100,000	100,402
Series F, 5.00%, 11/1/2025	100,000	112,287
Series F, 5.00%, 11/1/2026	525,000	589,507
Series H, 5.00%, 12/1/2022	195,000	219,490
Series I, 5.00%, 12/1/2034	395,000	456,189
Series J, 4.00%, 12/1/2045	150,000	154,979
Series J, 5.00%, 12/1/2036	110,000	126,509
Series J, 5.00%, 12/1/2037	2,710,000	3,110,213
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	277,193
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	123,649
Series A, 5.00%, 2/15/2035	700,000	782,593
Series A, 5.00%, 2/15/2036	1,655,000	1,847,526
Series A, 5.00%, 2/15/2037	1,555,000	1,735,038
Series A, 5.00%, 11/15/2045	150,000	170,009
Series A, 5.25%, 2/15/2048	2,000,000	2,367,940
Series B, 5.00%, 8/15/2019	100,000	103,871
Series B, 5.00%, 11/15/2029	125,000	146,705
Series C, 5.00%, 8/15/2025	135,000	158,606
Series C, 5.00%, 8/15/2037	1,065,000	1,210,053

128

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	$ 3,220,000	$ 3,341,426
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2040	660,000	689,179
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,425,498
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,834,019
Series F, 5.00%, 8/1/2026	2,750,000	3,160,437
Massachusetts, Transportation Fund Revenue:
Series A, 3.00%, 6/1/2030	145,000	142,851
Series A, 5.00%, 6/1/2027	160,000	183,365
Series A, 5.00%, 6/1/2032	275,000	312,070
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue Series A, 5.00%, 1/1/2028	2,000,000	2,409,000
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	163,001
Series 1, 5.00%, 11/1/2032	170,000	195,954
Series 1, 5.00%, 11/1/2039	210,000	237,002
Series 1, 5.00%, 11/1/2040	130,000	147,901
Series 1, 5.00%, 11/1/2044	135,000	151,941
		128,734,994
MICHIGAN — 0.8%
Jackson, MI, Public Schools, General Obligation 5.00%, 5/1/2048	3,000,000	3,358,110
Michigan State Building Authority Revenue:
Series I, 4.00%, 10/15/2035	225,000	234,335
Series I, 5.00%, 4/15/2022	100,000	110,683
Series I, 5.00%, 4/15/2030	140,000	160,160
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2040	1,300,000	1,461,915
Series I, 5.00%, 10/15/2021	120,000	131,542
Series I, 5.00%, 10/15/2028	100,000	116,320
Series I, 5.00%, 10/15/2030	350,000	402,927
Series I, 5.00%, 4/15/2031	545,000	621,556
Series I, 5.00%, 10/15/2032	115,000	131,935
Series I, 5.00%, 10/15/2033	275,000	314,413
Series I, 5.00%, 4/15/2036	1,080,000	1,224,623
Series I, 5.00%, 4/15/2041	130,000	146,701
Series I, 5.00%, 10/15/2045	500,000	558,380
Series I, 5.00%, 10/15/2046	3,000,000	3,373,800
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	110,000	111,009
5.00%, 10/1/2025	230,000	271,720
Series B, 5.00%, 10/1/2028	250,000	295,885
Security Description	Principal Amount	Value
Series I, 5.00%, 4/15/2022	$ 195,000	$ 215,832
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	101,465
Series A, 5.00%, 12/1/2020	100,000	107,688
Series A, 5.00%, 12/1/2021	110,000	121,324
Series A, 5.00%, 5/1/2022	950,000	1,057,093
Series B, 5.00%, 11/1/2022	150,000	168,828
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	167,059
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	319,515
5.00%, 4/1/2040	465,000	534,015
Series A, 5.00%, 4/1/2023	1,610,000	1,827,527
Series A, 5.00%, 4/1/2025	205,000	240,227
Series A, 5.00%, 4/1/2034	450,000	528,201
Series A, 5.00%, 4/1/2042	545,000	631,906
Series A, 5.00%, 4/1/2048	2,000,000	2,337,560
		21,384,254
MINNESOTA — 1.4%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	122,741
Series A, 4.00%, 2/1/2028	100,000	106,104
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	772,020
Hennepin, MN, General Obligation:
Series A, 5.00%, 12/1/2041	1,420,000	1,648,024
Series C, 5.00%, 12/1/2035	750,000	878,385
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	520,000	593,528
5.00%, 12/15/2027	915,000	1,042,871
5.00%, 12/15/2028	325,000	369,882
5.00%, 12/15/2029	210,000	238,770
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series C, 3.00%, 3/1/2027	360,000	367,420
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2020	585,000	621,481
Series A, 5.00%, 6/1/2027	105,000	117,989
Series A, 5.00%, 6/1/2029	1,000,000	1,118,280
Series B, 5.00%, 3/1/2019	260,000	266,152
Series B, 5.00%, 3/1/2020	205,000	216,238
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2019	450,000	466,474
Series A, 5.00%, 8/1/2020	610,000	651,431
Series A, 5.00%, 10/1/2021	315,000	346,308
Series A, 5.00%, 8/1/2028	150,000	175,032

129

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028	$ 185,000	$ 222,618
Series B, 3.38%, 8/1/2035	200,000	200,310
Series B, 4.00%, 8/1/2025	760,000	834,693
Series B, 5.00%, 8/1/2019	115,000	119,210
Series B, 5.00%, 8/1/2022	1,215,000	1,361,590
Series B, 5.00%, 8/1/2023	185,000	211,475
Series B, 5.00%, 8/1/2024	500,000	570,000
Series B, 5.00%, 8/1/2025	140,000	164,758
Series D, 5.00%, 8/1/2020	115,000	122,811
Series D, 5.00%, 8/1/2022	3,190,000	3,574,873
Series D, 5.00%, 8/1/2023	595,000	680,150
Series D, 5.00%, 8/1/2025	530,000	623,725
Series E, 3.00%, 8/1/2023	685,000	717,236
Series E, 4.00%, 10/1/2020	390,000	409,839
Series F, 5.00%, 10/1/2020	100,000	107,280
Series F, 5.00%, 10/1/2021	1,165,000	1,280,789
Series F, 5.00%, 10/1/2022	125,000	140,563
Minnesota, State Higher Education Facilities Authority Revenue 4.00%, 3/1/2047	1,425,000	1,474,547
Minnesota, State Public Facilities Authority Revenue:
Series B, 3.00%, 3/1/2023	100,000	104,292
Series B, 4.00%, 3/1/2026	130,000	144,763
Minnesota, State Revenue Series A, 5.00%, 6/1/2032	2,070,000	2,315,854
Rochester, MN, Electric Utility Revenue Series A, 5.00%, 12/1/2042	785,000	898,417
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	175,000	203,339
Sartell-St Stephen, MN, Independent School District No. 748 Series A, 5.00%, 2/1/2026	1,500,000	1,739,940
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	563,866
Series A, 5.00%, 9/1/2041	200,000	232,172
Series B, 4.00%, 1/1/2044	2,635,000	2,710,967
Series B, 5.00%, 12/1/2027	2,965,000	3,588,658
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,237,760
		37,675,625
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 1/1/2025	100,000	110,326
5.00%, 8/1/2027	665,000	772,285
Series C, 5.00%, 1/1/2023	100,000	111,647
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	280,000	324,100
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2031	$ 2,850,000	$ 3,352,369
Series A, 5.00%, 10/1/2032	380,000	446,306
Series A, 5.00%, 10/1/2034	135,000	157,244
Series B, 5.00%, 12/1/2026	110,000	130,193
Series B, 5.00%, 12/1/2028	250,000	293,207
Series B, 5.00%, 12/1/2031	150,000	174,452
Series B, 5.00%, 12/1/2033	120,000	135,222
Series B, 5.00%, 12/1/2034	100,000	115,249
Series B, 5.00%, 12/1/2036	100,000	114,768
Series C, 5.00%, 10/1/2019	795,000	828,255
Series C, 5.00%, 10/1/2026	1,050,000	1,219,144
Series C, 5.00%, 10/1/2027	195,000	225,713
Series F, 5.00%, 11/1/2029	150,000	172,470
Mississippi, State University Educational Building Corp., Revenue:
4.00%, 8/1/2043	135,000	140,208
Series A, 4.00%, 8/1/2041	100,000	103,101
		8,926,259
MISSOURI — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	260,000	270,941
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	500,000	592,145
Series A, 5.00%, 2/1/2028	225,000	269,253
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	209,382
Series A, 4.00%, 1/1/2040	320,000	331,859
Series A, 5.00%, 1/1/2029	120,000	137,417
Series A, 5.00%, 1/1/2032	100,000	118,048
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	660,000	787,651
Series A, 5.00%, 5/1/2042	4,865,000	5,634,935
Series B, 5.00%, 5/1/2033	100,000	113,983
Series B, 5.00%, 5/1/2034	220,000	250,320
Series B, 5.00%, 5/1/2036	125,000	141,895
Series B, 5.00%, 5/1/2038	740,000	824,330
Series B, 5.00%, 5/1/2043	450,000	500,198
Series B, 5.00%, 5/1/2045	270,000	304,881
Series C, 4.00%, 5/1/2041	1,790,000	1,870,729
Series C, 5.00%, 5/1/2046	1,050,000	1,197,861
Missouri, State Environmental Improvement & Energy Resources Authority Revenue Series B, 5.00%, 7/1/2026	200,000	235,128
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2024	1,075,000	1,244,495

130

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2025	$ 375,000	$ 432,570
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	525,000	568,528
Springfield, MO, School District No. R-12, General Obligation Series B, 5.00%, 3/1/2022	315,000	348,664
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	103,683
5.00%, 8/1/2023	150,000	171,234
University of Missouri Revenue Series A, 5.00%, 11/1/2020	100,000	107,522
		16,767,652
NEBRASKA — 0.4%
Lancaster County, NE, School District No. 001, General Obligation 4.00%, 1/15/2039	135,000	141,484
Lincoln City, NE, Electric System Revenue:
2.70%, 9/1/2023	140,000	143,948
5.00%, 9/1/2030	2,000,000	2,353,080
Series A, 5.00%, 9/1/2033	100,000	114,461
Omaha, NE, Sanitation Sewer Revenue 5.00%, 11/15/2034	1,300,000	1,478,672
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	178,013
Series A, 5.00%, 2/1/2028	245,000	285,386
Series AA, 4.00%, 2/1/2034	110,000	115,034
Series B, 5.00%, 2/1/2020	50,000	52,621
Series B, 5.00%, 2/1/2021	1,070,000	1,155,857
Series B, 5.00%, 2/1/2031	230,000	262,789
Series BB, 4.00%, 2/1/2042	160,000	161,784
Series CC, 4.00%, 2/1/2038	205,000	213,313
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	165,816
3.25%, 12/15/2034	315,000	313,406
4.00%, 12/15/2038	500,000	522,545
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,744,050
		10,402,259
NEVADA — 1.0%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	104,498
3.00%, 7/1/2035	200,000	186,784
4.00%, 7/1/2031	150,000	161,136
5.00%, 6/1/2022	300,000	333,333
5.00%, 6/1/2025	375,000	437,002
5.00%, 6/1/2026	150,000	176,528
5.00%, 11/1/2028	245,000	283,864
Security Description	Principal Amount	Value
5.00%, 11/1/2032	$ 1,000,000	$ 1,140,490
Series A, 5.00%, 7/1/2019	100,000	103,381
Series A, 5.00%, 11/1/2020	155,000	166,400
Series A, 5.00%, 11/1/2022	290,000	325,122
Series A, 5.00%, 11/1/2023	195,000	222,618
Series A, 5.00%, 11/1/2024	170,000	196,664
Series A, 5.00%, 11/1/2026	420,000	491,938
Series A, 5.00%, 6/1/2031	2,000,000	2,378,460
Series A, 5.00%, 5/1/2048	5,000,000	5,763,700
Series B, 4.00%, 11/1/2031	500,000	534,305
Series B, 4.00%, 11/1/2032	250,000	265,827
Series B, 5.00%, 11/1/2023	100,000	114,163
Series B, 5.00%, 11/1/2024	150,000	173,528
Series B, 5.00%, 11/1/2026	180,000	212,893
Clark County, NV, Revenue:
5.00%, 7/1/2021	675,000	735,217
5.00%, 7/1/2024	105,000	120,600
5.00%, 7/1/2036	125,000	143,518
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	113,919
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	147,919
5.00%, 7/1/2025	250,000	292,500
5.00%, 7/1/2026	200,000	236,824
5.00%, 7/1/2027	160,000	188,062
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,340,000	3,755,897
Series A, 5.00%, 6/1/2027	140,000	164,101
Series A, 5.00%, 6/1/2031	125,000	144,390
Series A, 5.00%, 6/1/2032	100,000	115,282
Series A, 5.00%, 6/1/2037	200,000	227,828
Series A, 5.00%, 6/1/2041	2,675,000	3,035,108
Los Angeles, NV, General Obligation Series C, 4.00%, 9/1/2037	140,000	145,044
Nevada, State Highway Improvement Revenue:
5.00%, 12/1/2021	100,000	110,295
5.00%, 12/1/2022	295,000	332,583
5.00%, 12/1/2026	250,000	295,195
5.00%, 12/1/2028	535,000	624,602
5.00%, 12/1/2030	185,000	218,015
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	136,228
5.00%, 7/1/2031	105,000	121,444
5.00%, 7/1/2033	750,000	862,815
5.00%, 7/1/2034	145,000	166,142
5.00%, 7/1/2037	500,000	570,230
		26,776,392

131

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.0% (d)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	$ 650,000	$ 681,674
NEW JERSEY — 0.5%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	100,000	109,557
5.00%, 10/15/2022	160,000	179,816
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	565,190
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	190,350
Series A, 5.00%, 9/1/2032	120,000	137,161
Series A, 5.00%, 9/1/2036	355,000	401,107
New Jersey, Environmental Infrastructure Trust Revenue:
5.00%, 9/1/2026	500,000	597,040
Series A, 4.00%, 9/1/2022	15,000	15,061
Series A, 4.00%, 9/1/2027	90,000	90,367
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	715,000	786,879
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	110,000	120,029
Series A, 5.00%, 7/1/2024	540,000	627,772
Series A, 5.00%, 7/1/2026	410,000	473,894
Series B, 4.00%, 7/1/2035	760,000	823,262
Series B, 5.00%, 7/1/2020	250,000	266,415
Series B, 5.00%, 7/1/2030	2,615,000	3,127,043
Series B, 5.00%, 7/1/2031	1,030,000	1,228,945
Series D, 4.00%, 7/1/2045	220,000	228,433
Series I, 4.00%, 7/1/2040	235,000	252,063
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	345,000	391,206
Series J, 5.00%, 5/1/2025	195,000	219,492
Series J, 5.00%, 5/1/2032	1,130,000	1,257,148
Series L, 5.00%, 5/1/2043	310,000	343,688
		12,431,918
NEW MEXICO — 0.4%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	152,704
5.00%, 7/1/2022	555,000	619,069
Series A, 5.00%, 7/1/2019	100,000	103,422
Series A, 5.00%, 7/1/2020	450,000	478,908
Series A, 5.00%, 7/1/2023	125,000	142,230
Series B, 5.00%, 7/1/2023	165,000	187,072
Security Description	Principal Amount	Value
Albuquerque, NM, Municipal School District No. 12, General Obligation:
5.00%, 8/1/2024	$ 210,000	$ 242,372
5.00%, 8/1/2025	230,000	268,546
5.00%, 8/1/2027	125,000	147,526
Series B, 5.00%, 8/1/2020	115,000	122,519
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	131,897
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,230,000	1,361,450
5.00%, 3/1/2024	255,000	293,242
Series A, 5.00%, 3/1/2020	100,000	105,414
Series A, 5.00%, 3/1/2021	115,000	124,424
Series A, 5.00%, 3/1/2022	100,000	110,799
New Mexico, State Severance Tax Permanent Fund Series B, 4.00%, 7/1/2022	325,000	349,577
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	200,000	200,000
Series A, 5.00%, 7/1/2020	460,000	481,978
Series A, 5.00%, 7/1/2021	140,000	152,489
Series A, 5.00%, 7/1/2022	170,000	175,800
Series A, 5.00%, 7/1/2023	365,000	413,826
Series A, 5.00%, 7/1/2025	550,000	640,800
Series B, 4.00%, 7/1/2020	240,000	250,682
Series B, 4.00%, 7/1/2024	700,000	766,689
State of New Mexico Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2019	200,000	206,762
Series A, 5.00%, 7/1/2024	175,000	180,971
Series A, 5.00%, 7/1/2025	110,000	128,160
Series B, 4.00%, 7/1/2023	100,000	108,667
University of New Mexico, Revenue:
Series A, 2.25%, 6/1/2027	455,000	434,339
Series A, 4.00%, 6/1/2046	290,000	300,953
		9,383,287
NEW YORK — 17.5%
Battery Park City, NY, Authority Revenue:
Series A, 5.00%, 11/1/2024	295,000	339,507
Series A, 5.00%, 11/1/2028	120,000	137,386
Brookhaven, NY, General Obligation:
5.00%, 5/1/2026	120,000	139,783
Series A, 3.00%, 2/1/2023	100,000	104,353
Series A, 3.00%, 2/1/2025	250,000	258,330
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,020,000	2,174,591
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	257,897

132

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2047	$ 100,000	$ 114,639
Series A, 4.00%, 11/15/2026	130,000	144,637
Series A, 5.00%, 11/15/2035	2,700,000	3,115,314
Series A, 5.00%, 11/15/2045	230,000	254,139
Series B, 5.00%, 11/15/2027	250,000	299,817
Series B, 5.00%, 11/15/2034	7,570,000	8,811,480
Series B, 5.25%, 11/15/2037	120,000	135,731
Series B-1, 5.00%, 11/15/2036	350,000	402,279
Series B2, 4.00%, 11/15/2033	330,000	351,212
Series B2, 4.00%, 11/15/2034	230,000	243,255
Series B2, 5.00%, 11/15/2025	2,520,000	2,969,240
Series B2, 5.00%, 11/15/2026	5,010,000	5,950,177
Series C-2, Zero Coupon, 11/15/2032	5,710,000	3,439,304
Series C-2, Zero Coupon, 11/15/2033	7,900,000	4,551,980
Series D, 5.00%, 11/15/2043	110,000	120,769
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	161,787
Series A, 3.88%, 7/1/2042	200,000	203,732
Series A, 5.00%, 7/1/2030	205,000	242,968
Series A, 5.00%, 7/1/2031	250,000	285,990
Series A, 5.00%, 7/1/2043	195,000	223,072
Series C, 5.00%, 7/1/2028	600,000	719,088
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,105,179
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	105,000	105,452
4.00%, 12/15/2036	3,770,000	3,936,332
4.00%, 12/15/2038	100,000	104,192
4.00%, 6/15/2044	180,000	185,771
5.00%, 7/15/2030	500,000	600,970
5.00%, 9/1/2031	180,000	205,763
5.00%, 7/15/2032	1,625,000	1,935,814
5.00%, 7/15/2033	1,915,000	2,270,232
5.00%, 9/1/2033	230,000	261,793
5.00%, 9/1/2034	195,000	221,477
5.00%, 10/15/2034	100,000	113,976
5.00%, 7/15/2035	360,000	423,688
5.00%, 9/1/2036	960,000	1,086,845
5.00%, 9/1/2039	1,765,000	1,991,802
5.00%, 10/15/2041	3,700,000	4,173,008
5.00%, 10/15/2047	100,000	114,424
5.00%, 11/15/2047	100,000	115,252
Series 179, 5.00%, 12/1/2020	240,000	258,984
Series 179, 5.00%, 12/1/2021	300,000	331,410
Series 179, 5.00%, 12/1/2038	1,455,000	1,630,953
Series 179, 5.00%, 12/1/2043	1,115,000	1,245,065
Series 189, 5.00%, 5/1/2045	4,055,000	4,541,559
Series 190, 5.00%, 5/1/2031	975,000	1,029,376
Series 190, 5.00%, 5/1/2032	1,075,000	1,134,759
Security Description	Principal Amount	Value
Series 190, 5.00%, 5/1/2035	$ 1,375,000	$ 1,449,401
Series 198, 5.00%, 11/15/2036	145,000	166,891
Series 198, 5.00%, 11/15/2041	145,000	166,312
Series 205, 5.00%, 11/15/2032	5,510,000	6,502,516
Series 205, 5.00%, 11/15/2035	160,000	186,667
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2038	145,000	166,269
5.00%, 6/15/2046	1,785,000	2,003,859
Series AA, 3.00%, 6/15/2046	385,000	341,865
Series AA, 4.00%, 6/15/2044	4,310,000	4,422,448
Series AA, 4.00%, 6/15/2046	1,000,000	1,033,330
Series BB, 4.63%, 6/15/2046	3,250,000	3,460,405
Series BB, 5.00%, 6/15/2046	2,365,000	2,605,047
Series BB-2, 5.00%, 6/15/2028	115,000	137,012
Series BB-2, 5.00%, 6/15/2031	500,000	589,145
Series BB-2, 5.00%, 6/15/2032	310,000	363,924
Series CC, 4.00%, 6/15/2045	760,000	779,418
Series CC, 5.00%, 6/15/2023	235,000	259,214
Series CC1, 4.00%, 6/15/2033	1,250,000	1,326,362
Series CC-1, 4.00%, 6/15/2037	250,000	264,058
Series CC-1, 5.00%, 6/15/2047	2,200,000	2,460,986
Series DD, 5.00%, 6/15/2025	140,000	162,002
Series DD, 5.00%, 6/15/2036	1,130,000	1,273,951
Series DD, 5.00%, 6/15/2039	1,550,000	1,741,099
Series DD, 5.25%, 6/15/2047	290,000	339,088
Series EE, 5.00%, 6/15/2036	440,000	496,052
Series EE, 5.00%, 6/15/2045	4,545,000	5,089,446
Series EE, 5.00%, 6/15/2047	2,190,000	2,411,234
Series FF, 5.00%, 6/15/2028	195,000	226,056
Series FF, 5.00%, 6/15/2029	1,710,000	1,793,243
Series FF, 5.00%, 6/15/2031	335,000	383,980
Series GG, 5.00%, 6/15/2037	190,000	214,438
Series GG, 5.00%, 6/15/2039	350,000	394,082
Series HH, 5.00%, 6/15/2037	3,850,000	4,345,187
Series HH, 5.00%, 6/15/2039	155,000	174,522
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S1, 4.00%, 7/15/2036	725,000	757,610
Series S1, 4.00%, 7/15/2040	1,760,000	1,815,458
Series S1, 5.00%, 7/15/2022	145,000	162,072
Series S1, 5.00%, 7/15/2043	1,885,000	2,118,570
Series S-1, 5.00%, 7/15/2022	100,000	111,774
Series S-1, 5.00%, 7/15/2028	160,000	182,934
Series S-1, 5.00%, 7/15/2040	235,000	262,399
Series S-1, 5.00%, 7/15/2043	220,000	245,375
Series S-2, 4.00%, 7/15/2044	500,000	513,890
Series S-4A, 5.00%, 7/15/2032	1,000,000	1,179,760
Series S-4A, 5.00%, 7/15/2033	250,000	293,515
Series S-4A, 5.00%, 7/15/2034	1,000,000	1,168,390
Series S-4A, 5.25%, 7/15/2035	1,000,000	1,198,480
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	150,000	168,828

133

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 2/1/2027	$ 100,000	$ 113,832
5.00%, 2/1/2034	155,000	174,460
5.00%, 5/1/2034	250,000	285,392
5.00%, 5/1/2035	125,000	142,415
5.00%, 5/1/2036	245,000	278,950
5.00%, 5/1/2040	1,545,000	1,748,724
5.00%, 11/1/2042	125,000	139,964
Series A-1, 4.00%, 8/1/2039	270,000	279,423
Series A-1, 5.00%, 11/1/2018	100,000	101,204
Series A-1, 5.00%, 8/1/2021	175,000	191,636
Series A-1, 5.00%, 8/1/2027	240,000	277,203
Series A-1, 5.00%, 8/1/2029	520,000	596,608
Series A-1, 5.00%, 8/1/2030	750,000	860,962
Series A-1, 5.00%, 8/1/2031	150,000	170,658
Series A-1, 5.00%, 8/1/2032	340,000	386,002
Series A-1, 5.00%, 8/1/2034	225,000	255,033
Series A-1, 5.00%, 11/1/2034	125,000	140,959
Series A-1, 5.00%, 8/1/2035	975,000	1,103,807
Series A-1, 5.00%, 11/1/2035	455,000	512,362
Series A-1, 5.00%, 11/1/2038	2,800,000	3,144,092
Series A-2, 5.00%, 8/1/2033	1,000,000	1,165,660
Series A-2, 5.00%, 8/1/2036	140,000	161,983
Series B1, 5.00%, 11/1/2029	185,000	213,910
Series B1, 5.00%, 11/1/2034	270,000	304,355
Series B1, 5.00%, 11/1/2037	445,000	499,321
Series B-1, 3.38%, 8/1/2045	200,000	191,918
Series B-1, 4.00%, 8/1/2035	115,000	120,716
Series B-1, 4.00%, 8/1/2037	860,000	901,824
Series B-1, 5.00%, 8/1/2029	1,550,000	1,793,921
Series B-1, 5.00%, 8/1/2030	295,000	343,244
Series B-1, 5.00%, 8/1/2031	175,000	199,101
Series B-1, 5.00%, 8/1/2032	1,225,000	1,390,742
Series B-1, 5.00%, 8/1/2034	3,975,000	4,514,977
Series B-1, 5.00%, 8/1/2035	515,000	582,207
Series B-1, 5.00%, 11/1/2035	150,000	170,442
Series B-1, 5.00%, 8/1/2036	520,000	586,924
Series B-1, 5.00%, 8/1/2039	4,555,000	5,111,393
Series B-1, 5.00%, 8/1/2040	3,800,000	4,315,242
Series B-1, 5.00%, 8/1/2042	3,105,000	3,458,566
Series B-1, 5.00%, 8/1/2045	100,000	114,505
Series C, 3.50%, 11/1/2034	100,000	100,147
Series C, 5.00%, 11/1/2020	595,000	640,607
Series C, 5.00%, 11/1/2022	100,000	112,552
Series C, 5.00%, 11/1/2023	125,000	143,314
Series C, 5.00%, 11/1/2024	150,000	173,028
Series C, 5.00%, 11/1/2025	395,000	463,522
Series C, 5.00%, 11/1/2026	120,000	139,128
Series C, 5.00%, 11/1/2027	150,000	173,501
Series D1, 5.00%, 2/1/2036	1,745,000	1,952,446
Series D1, 5.00%, 2/1/2037	150,000	167,586
Series E-1, 4.00%, 2/1/2041	110,000	113,779
Series E-1, 5.00%, 2/1/2030	3,370,000	3,903,138
Series E-1, 5.00%, 2/1/2040	1,520,000	1,714,773
Series E-1, 5.00%, 2/1/2041	680,000	760,192
Series F-1, 5.00%, 5/1/2032	5,500,000	6,416,960
Series F-1, 5.00%, 5/1/2036	3,500,000	4,036,270
Series F-1, 5.00%, 5/1/2039	115,000	131,852
Security Description	Principal Amount	Value
Series I, 4.00%, 5/1/2043	$ 135,000	$ 139,059
Series I, 5.00%, 5/1/2021	100,000	108,810
Series I, 5.00%, 5/1/2024	135,000	152,550
Series I, 5.00%, 5/1/2026	140,000	158,063
Series I, 5.00%, 5/1/2029	145,000	162,789
Series I, 5.00%, 5/1/2030	460,000	515,761
Series I, 5.00%, 5/1/2031	255,000	285,539
Series I, 5.00%, 5/1/2033	300,000	335,346
Series I, 5.00%, 5/1/2034	270,000	301,420
Series I, 5.00%, 5/1/2038	3,695,000	4,108,951
Series I, 5.00%, 5/1/2042	1,055,000	1,170,153
New York, NY, General Obligation:
5.00%, 8/1/2020	650,000	693,875
Series 1-I, 4.00%, 3/1/2039	600,000	622,446
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,775,233
Series 1-I, 5.00%, 3/1/2030	975,000	1,101,243
Series A, 5.00%, 8/1/2020	250,000	266,875
Series A, 5.00%, 8/1/2024	3,500,000	4,048,135
Series A, 5.00%, 8/1/2026	125,000	145,595
Series A1, 5.00%, 8/1/2035	500,000	557,990
Series B, 5.00%, 8/1/2021	1,555,000	1,700,377
Series B, 5.00%, 8/1/2022	200,000	223,546
Series B, 5.00%, 8/1/2025	150,000	172,481
Series B, 5.00%, 12/1/2031	160,000	186,082
Series B-1, 5.00%, 10/1/2036	400,000	463,100
Series B-1, 5.00%, 10/1/2037	4,730,000	5,467,927
Series B-1, 5.00%, 12/1/2037	500,000	573,040
Series B-1, 5.00%, 10/1/2038	300,000	346,278
Series C, 5.00%, 8/1/2019	510,000	528,895
Series C, 5.00%, 8/1/2020	125,000	133,438
Series C, 5.00%, 4/15/2023	1,390,000	1,582,001
Series C, 5.00%, 8/1/2024	100,000	115,661
Series C, 5.00%, 8/1/2025	425,000	492,983
Series C, 5.00%, 8/1/2026	305,000	359,040
Series C, 5.00%, 8/1/2027	100,000	116,558
Series C, 5.00%, 8/1/2028	1,460,000	1,723,141
Series C, 5.00%, 8/1/2031	1,500,000	1,770,000
Series C, 5.00%, 8/1/2034	1,500,000	1,694,085
Series D-1, 5.00%, 8/1/2027	345,000	389,571
Series D-1, 5.00%, 8/1/2029	1,425,000	1,605,462
Series D-1, 5.00%, 8/1/2033	250,000	279,752
Series E, 5.00%, 8/1/2020	215,000	229,513
Series E, 5.00%, 8/1/2021	575,000	628,757
Series E, 5.00%, 8/1/2022	260,000	290,610
Series E, 5.00%, 8/1/2028	150,000	176,313
Series E, 5.00%, 8/1/2030	270,000	313,305
Series E-1, 4.00%, 3/1/2041	500,000	518,660
Series E-1, 5.00%, 3/1/2040	4,000,000	4,633,760
Series F-1, 5.00%, 6/1/2025	770,000	897,843
Series F-1, 5.00%, 6/1/2026	165,000	191,710
Series G, 4.00%, 8/1/2029	100,000	106,368
Series G, 5.00%, 8/1/2021	100,000	109,349
Series I, 5.00%, 3/1/2022	60,000	66,434
Series I, 5.00%, 8/1/2022	215,000	240,312
Series J, 5.00%, 8/1/2020	1,365,000	1,457,138

134

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
New York, NY, Housing Development Corp., Revenue Series A, 5.00%, 7/1/2019	$ 105,000	$ 108,519
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	190,000	229,699
Series A, 5.25%, 11/15/2033	105,000	124,324
Series A, 5.25%, 11/15/2034	235,000	276,905
Series B2, 4.00%, 11/15/2038	235,000	244,837
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 5.00%, 10/15/2020	245,000	263,368
Series A, 5.00%, 10/15/2021	1,735,000	1,911,189
Series A, 5.00%, 10/15/2025	165,000	191,864
Series A, 5.00%, 10/15/2026	4,425,000	5,131,363
Series A, 5.00%, 10/15/2029	565,000	651,253
Series A, 5.00%, 10/15/2030	1,085,000	1,249,269
Series A, 5.00%, 10/15/2031	1,225,000	1,405,075
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	1,430,000	1,556,455
4.00%, 4/1/2030	400,000	439,432
4.00%, 4/1/2031	230,000	251,781
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	123,548
5.00%, 11/15/2022	240,000	269,851
5.00%, 11/15/2029	1,500,000	1,732,275
5.00%, 11/15/2033	1,545,000	1,768,685
5.00%, 11/15/2040	1,000,000	1,126,350
5.00%, 11/15/2045	410,000	459,220
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 3/15/2020	150,000	158,724
Series B, 5.00%, 10/1/2021	225,000	247,885
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	227,800
5.00%, 10/1/2030	3,500,000	4,054,855
5.00%, 10/1/2031	3,000,000	3,466,050
5.00%, 10/1/2032	3,500,000	4,029,830
5.00%, 10/1/2033	5,000,000	5,737,200
5.00%, 10/1/2045	3,250,000	4,272,742
Series A, 2.50%, 7/1/2041 (a)	500,000	500,350
Series A, 3.00%, 7/1/2029	315,000	314,707
Series A, 4.00%, 7/1/2043	1,300,000	1,356,979
Series A, 5.00%, 3/15/2025	3,250,000	3,796,260
Series A, 5.00%, 7/1/2026	1,640,000	1,947,188
Series A, 5.00%, 10/1/2028 (b)	205,000	243,337
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,575,861
Series A, 5.00%, 7/1/2034	5,040,000	5,868,324
Series A, 5.00%, 7/1/2035	100,000	115,738
Series A-2, 5.00%, 10/1/2046	105,000	120,349
Series A-C, 5.00%, 3/15/2043	300,000	343,653
Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2030	$ 260,000	$ 306,501
Series B, 5.00%, 3/15/2031	500,000	563,175
Series B-B, 5.00%, 3/15/2029	20,000	23,247
Series B-B, 5.00%, 3/15/2034	275,000	313,998
Series E, 5.00%, 3/15/2036	1,745,000	1,977,870
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 2.13%, 7/1/2041 (a)	1,470,000	1,439,527
Series A, 5.00%, 10/1/2020 (b)	200,000	214,286
Series A, 5.00%, 10/1/2021 (b)	200,000	219,480
Series A, 5.00%, 7/1/2024	100,000	115,280
Series A, 5.00%, 10/1/2026 (b)	125,000	142,959
Series A, 5.00%, 7/1/2037	290,000	322,257
Series A, 5.00%, 7/1/2040	200,000	230,986
Series A, 5.00%, 10/1/2047	2,300,000	3,045,430
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	96,968
Series A, 5.00%, 2/15/2021	250,000	270,620
Series A, 5.00%, 2/15/2022	3,265,000	3,618,306
Series A, 5.00%, 2/15/2025	3,270,000	3,806,770
Series A, 5.00%, 3/15/2026	220,000	256,384
Series A, 5.00%, 2/15/2029	155,000	172,436
Series A, 5.00%, 3/15/2029	1,380,000	1,583,315
Series A, 5.00%, 2/15/2031	1,205,000	1,336,658
Series A, 5.00%, 3/15/2034	195,000	220,526
Series A, 5.00%, 2/15/2036	5,500,000	6,307,125
Series A, 5.00%, 2/15/2043	2,780,000	3,062,059
Series B, 5.00%, 3/15/2027	110,000	125,147
Series B, 5.00%, 3/15/2028	170,000	192,442
Series B, 5.00%, 3/15/2032	425,000	478,456
Series B, 5.00%, 2/15/2039	200,000	223,710
Series B, 5.00%, 2/15/2041	1,430,000	1,596,795
Series B, 5.00%, 2/15/2042	1,500,000	1,717,095
Series B-3, 5.00%, 2/15/2038	400,000	460,972
Series B-B, 5.00%, 2/15/2035	160,000	180,093
Series C, 5.00%, 3/15/2037	105,000	117,382
Series D, 5.00%, 2/15/2020	195,000	205,824
Series D, 5.00%, 2/15/2021	120,000	129,898
Series D, 5.00%, 2/15/2022	2,260,000	2,504,555
Series D, 5.00%, 2/15/2026	235,000	276,757
Series D, 5.00%, 2/15/2027	100,000	118,260
Series E, 5.00%, 3/15/2021	395,000	428,484
Series E, 5.00%, 3/15/2022	110,000	122,167
Series E, 5.00%, 3/15/2023	180,000	203,845
Series E, 5.00%, 3/15/2024	415,000	477,636
Series E, 5.25%, 3/15/2033	2,300,000	2,673,175
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2030	250,000	293,640
5.00%, 3/15/2031	105,000	122,402
Series A, 4.00%, 3/15/2021	125,000	132,349
Series A, 4.00%, 7/1/2034	100,000	106,402
Series A, 4.13%, 3/15/2033	2,120,000	2,247,624
Series A, 5.00%, 3/15/2019	125,000	128,175

135

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2020	$ 1,375,000	$ 1,454,970
Series A, 5.00%, 3/15/2021	300,000	325,512
Series A, 5.00%, 3/15/2023	2,860,000	3,242,982
Series A, 5.00%, 3/15/2024	475,000	543,647
Series A, 5.00%, 3/15/2025	105,000	118,406
Series A, 5.00%, 3/15/2026	4,300,000	4,990,157
Series A, 5.00%, 3/15/2028	3,535,000	3,974,542
Series A, 5.00%, 3/15/2031	160,000	181,030
Series A, 5.00%, 3/15/2032	1,160,000	1,342,904
Series A, 5.00%, 3/15/2036	1,500,000	1,684,455
Series A, 5.00%, 3/15/2037	2,065,000	2,315,443
Series A, 5.00%, 3/15/2043	770,000	853,029
Series A, 5.00%, 3/15/2044	3,505,000	3,912,421
Series A-B, 5.00%, 3/15/2030	130,000	153,041
Series A-B, 5.00%, 3/15/2036	1,000,000	1,152,930
Series B-B, 5.00%, 3/15/2027	270,000	315,571
Series B-B, 5.00%, 3/15/2033	350,000	400,862
Series C, 5.00%, 3/15/2042	270,000	303,051
New York, State Dormitory Authority, State Personal Income Tax Revenue Series A, 5.00%, 3/15/2022	690,000	766,321
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	474,115
4.00%, 6/15/2046	3,740,000	3,895,135
5.00%, 3/15/2026	110,000	128,638
5.00%, 6/15/2026	115,000	132,726
5.00%, 6/15/2028	550,000	650,309
5.00%, 6/15/2031	610,000	699,627
5.00%, 6/15/2033	125,000	142,695
5.00%, 6/15/2035	150,000	175,058
5.00%, 11/15/2039	505,000	570,246
5.00%, 6/15/2041	3,930,000	4,491,165
Series A, 5.00%, 6/15/2031	220,000	248,079
Series A, 5.00%, 6/15/2032	485,000	546,173
Series A, 5.00%, 6/15/2040	270,000	308,005
Series B, 5.00%, 11/15/2038	260,000	290,235
Series B, 5.00%, 8/15/2041	1,210,000	1,385,970
Series C, 5.00%, 8/15/2047	990,000	1,145,163
Series D, 5.00%, 9/15/2019	2,500,000	2,608,825
Series D, 5.00%, 9/15/2025	100,000	117,079
Series E, 5.00%, 6/15/2034	3,175,000	3,713,607
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2031	100,000	111,676
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	50,000	55,531
5.00%, 3/15/2033	160,000	181,122
5.00%, 3/15/2034	1,845,000	2,085,422
5.00%, 3/15/2035	520,000	586,877
5.00%, 3/15/2044	320,000	358,451
Series A, 5.00%, 3/15/2021	1,580,000	1,713,937
Series A, 5.00%, 3/15/2022	410,000	455,350
Series A, 5.00%, 3/15/2023	2,005,000	2,270,602
Series A, 5.00%, 3/15/2024	4,585,000	5,277,014
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2025	$ 285,000	$ 332,327
Series A, 5.00%, 3/15/2026	6,280,000	7,406,946
Series A, 5.00%, 3/15/2027	565,000	660,767
Series A-, 5.00%, 3/15/2023	100,000	113,247
Series A-, 5.00%, 3/15/2024	440,000	506,409
Series A-, 5.00%, 3/15/2026	750,000	876,045
Series A-, 5.00%, 3/15/2028	125,000	145,113
Series A-, 5.00%, 3/15/2029	380,000	438,710
Series A-, 5.00%, 3/15/2030	140,000	161,134
Series A-, 5.00%, 3/15/2032	170,000	194,823
Series A-, 5.00%, 3/15/2033	3,550,000	4,055,910
Series A-, 5.00%, 3/15/2034	745,000	848,570
Series A-, 5.00%, 3/15/2038	105,000	118,794
Series A-, 5.00%, 3/15/2039	530,000	598,524
Series A-, 5.00%, 3/15/2042	605,000	681,968
Series A-1, 5.00%, 3/15/2020	120,000	126,979
Series C, 5.00%, 3/15/2020	520,000	550,243
Series C, 5.00%, 3/15/2021	225,000	244,073
Series C, 5.00%, 3/15/2023	1,015,000	1,149,457
Series C, 5.00%, 3/15/2027	3,320,000	3,721,786
Series C, 5.00%, 3/15/2029	285,000	318,411
Series C, 5.00%, 3/15/2030	160,000	178,682
Series C, 5.00%, 3/15/2031	275,000	306,460
Series C, 5.00%, 3/15/2032	230,000	255,880
Series C, 5.00%, 3/15/2033	770,000	855,917
Series C-, 5.00%, 3/15/2027	100,000	119,176
Series C-, 5.00%, 3/15/2031	4,250,000	4,999,785
Series D, 5.00%, 3/15/2020	225,000	238,086
Series D, 5.00%, 3/15/2021	3,180,000	3,449,569
Series D, 5.00%, 3/15/2022	1,917,000	2,129,039
Series D, 5.00%, 3/15/2024	140,000	157,742
Series E, 5.00%, 3/15/2021	130,000	141,235
Series E, 5.00%, 3/15/2030	130,000	145,179
Series E, 5.00%, 3/15/2033	120,000	133,390
Series E, 5.00%, 3/15/2035	125,000	138,596
Oyster Bay, NY, General Obligation:
4.00%, 8/1/2029 (b)	385,000	403,287
4.00%, 8/1/2031 (b)	255,000	267,113
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	850,000	983,785
Series B, 4.00%, 6/1/2040	370,000	388,056
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2023	200,000	229,944
Series A, 5.00%, 11/15/2030	305,000	346,538
Series A, 5.00%, 11/15/2039	250,000	279,558
Series A, 5.00%, 11/15/2040	435,000	490,915
Series A, 5.00%, 11/15/2050	530,000	589,063
Series C-1, 5.00%, 11/15/2025	1,040,000	1,232,348
Series C-1, 5.00%, 11/15/2027	135,000	163,276
Series C-2, 5.00%, 11/15/2042	2,915,000	3,369,857
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	385,000	384,550
4.00%, 12/15/2037	195,000	205,928

136

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 12/15/2024	$ 120,000	$ 135,636
5.00%, 12/15/2025	1,940,000	2,228,265
5.00%, 6/15/2027	425,000	494,751
5.00%, 12/15/2032	575,000	665,804
5.00%, 12/15/2036	250,000	286,025
5.00%, 12/15/2037	4,170,000	4,761,890
5.00%, 12/15/2038	200,000	234,136
5.00%, 12/15/2040	300,000	350,124
Series A, 5.00%, 6/15/2025	140,000	158,991
Series A, 5.00%, 12/15/2026	350,000	407,484
Series A, 5.00%, 6/15/2027	120,000	139,694
Series A, 5.00%, 6/15/2028	245,000	289,102
Series A, 5.00%, 12/15/2032	260,000	303,334
Series A, 5.00%, 12/15/2033	500,000	581,390
Series A, 5.00%, 12/15/2034	2,335,000	2,702,436
Series A, 5.00%, 12/15/2035	1,975,000	2,279,683
Series B, 5.00%, 12/15/2020	300,000	304,851
Series B, 5.00%, 12/15/2023	130,000	143,395
Series B, 5.00%, 6/15/2024	480,000	535,973
Series B, 5.00%, 12/15/2024	1,050,000	1,186,815
Series B, 5.00%, 12/15/2025	315,000	361,806
Series TE, 5.00%, 12/15/2027	575,000	658,208
Series TE, 5.00%, 12/15/2029	295,000	335,902
Series TE, 5.00%, 12/15/2030	1,575,000	1,790,775
Series TE, 5.00%, 12/15/2031	555,000	630,119
Series TE, 5.00%, 12/15/2033	200,000	226,524
Series TE, 5.00%, 12/15/2034	1,620,000	1,832,188
Series TE, 5.00%, 12/15/2041	2,110,000	2,369,171
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,765,987
		472,452,149
NORTH CAROLINA — 1.3%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,270,188
5.00%, 6/1/2026	100,000	116,396
Charlotte, NC Series B, 3.00%, 6/1/2022	100,000	100,088
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	110,435
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2022	785,000	878,179
5.00%, 7/1/2027	5,000,000	6,041,550
5.00%, 7/1/2028	165,000	192,355
Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,165,000	1,136,819
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,231,209
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	175,557
Series A, 5.00%, 9/1/2023	110,000	126,045
Series A, 5.00%, 4/1/2027	550,000	662,651
Series B, 5.00%, 12/1/2023	1,500,000	1,727,175
Security Description	Principal Amount	Value
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	$ 165,000	$ 189,684
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	250,000	260,710
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	243,554
4.00%, 1/1/2038	700,000	739,732
5.00%, 1/1/2028	130,000	153,315
Series B, 4.00%, 10/1/2039	245,000	258,914
Series B, 5.00%, 10/1/2040	1,000,000	1,152,180
Series B, 5.00%, 10/1/2041	1,415,000	1,602,898
Series B, 5.00%, 10/1/2055	3,195,000	3,568,463
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	159,442
5.00%, 6/1/2021	1,705,000	1,859,541
Series A, 5.00%, 6/1/2020	100,000	106,295
Series A, 5.00%, 6/1/2021	200,000	218,128
Series A, 5.00%, 6/1/2023	100,000	114,065
Series C, 3.75%, 5/1/2019	125,000	127,335
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	2,530,000	2,961,011
Series B, 5.00%, 5/1/2027	215,000	257,523
Series C, 5.00%, 5/1/2021	2,725,000	2,961,939
Series C, 5.00%, 5/1/2022	730,000	812,578
Series C, 5.00%, 5/1/2025	240,000	275,851
Series C, 5.00%, 5/1/2027	100,000	114,058
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	237,501
Series A, 4.00%, 3/1/2041	100,000	104,848
Wake, NC, General Obligation Series A, 5.00%, 3/1/2024	100,000	115,458
Wake, NC, Limited Obligation Revenue:
Series A, 5.00%, 12/1/2020	360,000	387,587
Series A, 5.00%, 12/1/2035	2,010,000	2,337,650
		36,088,907
NORTH DAKOTA — 0.1%
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,210,692
OHIO — 2.2%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2020	450,000	483,822
Series A, 4.00%, 12/1/2023	150,000	163,380
Series A, 5.00%, 12/1/2018	100,000	101,448
Series A, 5.00%, 12/1/2021	125,000	137,478
Cleveland Heights & University Heights, OH, City School District, General Obligation:
4.50%, 12/1/2047	1,705,000	1,801,776
5.00%, 12/1/2039	2,015,000	2,292,345

137

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	$ 700,000	$ 726,362
Columbus, OH, General Obligation:
Series 1, 5.00%, 2/15/2019	100,000	102,189
Series 1, 5.00%, 7/1/2025	155,000	181,787
Series 2017-1, 4.00%, 4/1/2023	510,000	554,248
Series 2017-1, 5.00%, 4/1/2024	1,000,000	1,154,370
Series A, 3.00%, 8/15/2023	555,000	578,282
Series A, 3.00%, 7/1/2029	1,400,000	1,406,160
Series A, 3.00%, 8/15/2031	350,000	345,128
Series A, 3.10%, 7/1/2030	535,000	537,343
Series A, 3.20%, 7/1/2031	600,000	603,744
Series A, 5.00%, 8/15/2022	145,000	162,471
Series A, 5.00%, 8/15/2027	160,000	182,813
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	205,000	238,079
5.00%, 6/1/2028	1,815,000	2,084,527
5.00%, 6/1/2030	100,000	116,205
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	115,298
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	2,937,562
5.00%, 12/1/2027	400,000	468,548
5.00%, 12/1/2028	300,000	349,779
5.00%, 12/1/2029	1,000,000	1,161,280
5.00%, 12/1/2037	600,000	683,934
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	329,382
Euclid, OH, School District, General Obligation 4.00%, 1/15/2052	100,000	101,495
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	142,291
Franklin County, OH, General Obligation 5.00%, 6/1/2021	1,780,000	1,936,587
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2028	1,250,000	1,419,412
Series A, 5.00%, 12/1/2031	285,000	325,327
Series A, 5.00%, 12/1/2038	195,000	217,850
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2020	215,000	225,557
Miami, OH, Valley Career Technology Center, General Obligation 5.00%, 12/1/2044	2,000,000	2,289,020
Security Description	Principal Amount	Value
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	$ 340,000	$ 390,555
North Royalton City School District, General Obligation 5.00%, 12/1/2047	725,000	813,921
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	95,991
4.00%, 11/15/2043	250,000	262,690
4.00%, 11/15/2049	2,795,000	2,862,807
5.00%, 11/15/2039	430,000	483,733
5.00%, 11/15/2044	245,000	274,706
5.00%, 11/15/2049	750,000	836,317
Ohio, State Adult Correctional Capital Facilities Revenue Series A, 5.00%, 10/1/2037	1,435,000	1,658,874
Ohio, State General Obligation:
5.00%, 9/1/2021	115,000	125,885
5.00%, 11/1/2030	100,000	114,788
Series A, 5.00%, 9/15/2021	145,000	158,888
Series A, 5.00%, 12/15/2022	410,000	461,557
Series A, 5.00%, 9/1/2023	150,000	170,853
Series A, 5.00%, 12/15/2023	320,000	366,486
Series A, 5.00%, 9/1/2024	110,000	127,240
Series A, 5.00%, 9/15/2024	100,000	115,765
Series A, 5.00%, 9/15/2025	340,000	398,613
Series A, 5.00%, 5/1/2027	100,000	111,077
Series A, 5.00%, 9/1/2027	250,000	299,975
Series A, 5.00%, 5/1/2028	265,000	294,354
Series A, 5.00%, 3/15/2031	385,000	435,824
Series A, 5.00%, 3/15/2033	135,000	152,362
Series A, 5.00%, 5/1/2034	830,000	944,391
Series A, 5.00%, 3/15/2035	200,000	225,044
Series B, 5.00%, 6/15/2025	165,000	179,705
Series B, 5.00%, 6/15/2027	200,000	222,758
Series B, 5.00%, 9/1/2032	175,000	194,864
Series B, 5.00%, 9/1/2034	170,000	188,821
Series B, 5.00%, 6/15/2035	200,000	219,562
Series C, 5.00%, 11/1/2033	400,000	456,464
Series R, 5.00%, 5/1/2020	110,000	116,585
Series R, 5.00%, 5/1/2025	110,000	127,148
Series S, 5.00%, 5/1/2021	245,000	266,161
Series S, 5.00%, 5/1/2029	1,835,000	2,143,629
Series S, 5.00%, 5/1/2030	1,350,000	1,572,898
Series S, 5.00%, 5/1/2031	1,200,000	1,395,360
Series T, 5.00%, 11/1/2028	400,000	474,928
Series T, 5.00%, 5/1/2030	500,000	588,915
Series T, 5.00%, 5/1/2031	250,000	293,813
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	100,000	107,635
Series 1, 4.00%, 12/15/2019	125,000	129,228
Series 1A, 5.00%, 12/15/2021	100,000	110,163
Series 2016-1, 5.00%, 12/15/2021	160,000	176,261
Ohio, State Revenue Series C, 5.00%, 12/1/2030	165,000	191,629

138

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	$ 230,000	$ 268,619
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 12/1/2019	850,000	890,519
Series A, 5.00%, 6/1/2021	100,000	108,975
Series A, 5.00%, 6/1/2028	155,000	182,048
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	200,000	206,400
5.00%, 6/1/2020	100,000	106,256
5.00%, 6/1/2025	60,000	70,337
Series B, 5.00%, 12/1/2020	625,000	673,512
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	940,000	1,100,618
Series A, 5.00%, 2/15/2028	350,000	412,391
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 12/1/2022	100,000	112,830
Series B, 5.00%, 12/1/2031	730,000	856,166
Series B, 5.00%, 12/1/2033	115,000	134,215
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 6/1/2024	1,075,000	1,244,194
Series A, 5.00%, 12/1/2029	130,000	154,216
Series A, 5.00%, 12/1/2030	695,000	822,651
Series A, 5.00%, 12/1/2031	500,000	590,530
Toledo, OH, Water System Revenue 5.00%, 11/15/2031	150,000	167,006
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	660,000	735,577
Series C, 5.00%, 6/1/2039	600,000	672,846
Upper Arlington, OH, School District, General Obligation Series A, 5.00%, 12/1/2048	1,000,000	1,157,570
Willoughby-Eastlake, OH, School District, General Obligation 4.00%, 12/1/2050	275,000	280,118
		58,944,096
OKLAHOMA — 0.3%
Edmond, OK, Public Work Authority Revenue:
4.00%, 7/1/2047	250,000	259,575
5.00%, 7/1/2047	1,250,000	1,426,750
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	755,000	796,215
5.00%, 7/1/2027	150,000	175,009
5.00%, 7/1/2029	2,000,000	2,308,560
Series A, 3.00%, 7/1/2024	145,000	150,488
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2025	$ 280,000	$ 321,768
Series A, 5.00%, 7/1/2026	1,000,000	1,143,760
Series A, 5.00%, 7/1/2027	175,000	199,425
Series A, 5.00%, 7/1/2028	200,000	227,554
Series A, 5.00%, 7/1/2030	170,000	191,808
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	125,786
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	276,437
Series A, 4.00%, 1/1/2047	915,000	949,212
Series C, 5.00%, 1/1/2037	125,000	143,928
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	100,000	108,557
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	67,024
5.00%, 9/1/2024	110,000	126,558
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2026	100,000	101,625
		9,100,039
OREGON — 1.5%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	231,992
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2022	100,000	111,459
5.00%, 6/15/2023	100,000	113,717
5.00%, 6/15/2026	75,000	86,245
5.00%, 6/15/2027	660,000	757,370
Series A, Zero Coupon, 6/15/2036	115,000	55,399
Series B, 5.00%, 6/15/2037	1,770,000	2,052,049
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,733,643
5.00%, 6/15/2037	100,000	115,935
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation:
Series B, 5.00%, 6/15/2026	1,500,000	1,773,570
Series B, 5.00%, 6/15/2029	135,000	159,774
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2022	510,000	566,477
Series C, 5.00%, 4/1/2025	210,000	244,942
Series C, 5.00%, 4/1/2026	510,000	593,130

139

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Oregon, State Department of Authority Services Lottery Revenue Series B, 5.00%, 4/1/2019	$ 100,000	$ 102,587
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	145,523
Series A, 5.00%, 11/15/2028	650,000	750,873
Series A, 5.00%, 11/15/2031	125,000	143,523
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2022	225,000	253,285
Series A, 5.00%, 11/15/2023	735,000	843,030
Series A, 5.00%, 11/15/2029	2,750,000	3,165,760
Series A, 5.00%, 11/15/2030	530,000	609,542
Series B, 5.00%, 11/15/2019	125,000	130,773
Series B, 5.00%, 11/15/2020	150,000	161,360
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,222,524
Series F, 5.00%, 5/1/2028	170,000	199,776
Series F, 5.00%, 5/1/2030	130,000	151,665
Series F, 5.00%, 5/1/2035	100,000	115,137
Series F, 5.00%, 5/1/2039	200,000	225,972
Series I, 5.00%, 8/1/2024	125,000	144,961
Series I, 5.00%, 8/1/2029	150,000	178,673
Series L, 5.00%, 8/1/2029	3,345,000	3,984,397
Series L, 5.00%, 8/1/2030	1,250,000	1,485,600
Series N, 5.00%, 8/1/2043	390,000	434,249
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	400,000	459,860
Series B, 5.00%, 7/1/2035	1,325,000	1,514,144
Series B, 5.00%, 7/1/2036	225,000	256,603
Series B, 5.00%, 7/1/2037	1,185,000	1,349,644
Series B, 5.00%, 7/1/2038	285,000	324,165
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	209,489
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	255,221
5.00%, 6/15/2027	1,440,000	1,702,627
5.00%, 6/15/2029	500,000	586,460
5.00%, 6/15/2030	500,000	584,895
5.00%, 6/15/2031	500,000	583,725
5.00%, 6/15/2032	500,000	581,390
5.00%, 6/15/2033	500,000	579,450
Portland, OR, Sewer System Revenue:
4.00%, 10/1/2037	100,000	103,670
Series A, 2.50%, 6/15/2033	325,000	290,322
Series A, 5.00%, 6/1/2020	50,000	53,109
Series A, 5.00%, 8/1/2020	165,000	176,103
Series A, 5.00%, 6/1/2021	310,000	337,915
Series A, 5.00%, 6/1/2024	125,000	144,599
Series B, 5.00%, 6/15/2023	100,000	113,868
Security Description	Principal Amount	Value
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	$ 570,000	$ 655,517
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	769,580
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	145,000	161,850
5.00%, 6/15/2027	120,000	137,561
Series B, Zero Coupon, 6/15/2029	200,000	136,714
Series B, Zero Coupon, 6/15/2034	330,000	177,134
Series B, 0.01%, 6/15/2032	200,000	118,454
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,555,000	2,921,259
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	100,000	105,144
		40,435,384
PENNSYLVANIA — 1.9%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	562,863
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	135,000	152,564
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	202,823
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	120,618
Series A, 5.00%, 10/1/2042	295,000	335,450
Series A, 5.00%, 10/1/2046	300,000	339,669
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	420,281
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (b)	200,000	224,616
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,164,498
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2019	550,000	576,378
Series A, 5.00%, 12/1/2028	105,000	121,776
Series A, 5.00%, 12/1/2030	160,000	184,658

140

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	$ 280,000	$ 315,560
Pennsylvania, State General Obligation:
3.00%, 1/1/2031	700,000	660,128
3.00%, 9/15/2033 (b)	500,000	464,770
4.00%, 2/1/2034 (b)	750,000	781,860
4.00%, 9/15/2034	150,000	155,192
5.00%, 2/1/2019	250,000	254,925
5.00%, 3/15/2020	120,000	126,191
5.00%, 9/15/2020	1,145,000	1,219,047
5.00%, 10/15/2020	100,000	106,684
5.00%, 7/1/2021	1,765,000	1,907,453
5.00%, 1/15/2022	1,175,000	1,282,477
5.00%, 7/1/2022	150,000	165,192
5.00%, 9/15/2022	2,500,000	2,764,450
5.00%, 3/15/2023	120,000	133,672
5.00%, 8/15/2023	1,275,000	1,429,772
5.00%, 9/15/2023	100,000	112,272
5.00%, 10/15/2023	265,000	298,008
5.00%, 3/15/2024	350,000	395,014
5.00%, 7/1/2024	310,000	351,233
5.00%, 8/15/2024	750,000	851,167
5.00%, 9/15/2024	150,000	170,394
5.00%, 10/15/2024	100,000	112,245
5.00%, 3/15/2025	325,000	370,094
5.00%, 9/15/2025	260,000	297,601
5.00%, 3/15/2026	800,000	907,856
5.00%, 10/15/2026	685,000	764,207
5.00%, 2/1/2027	2,000,000	2,278,000
5.00%, 3/15/2028	270,000	304,817
5.00%, 10/15/2029	125,000	138,738
Series REF, 5.00%, 1/15/2020	195,000	204,151
Series REF, 5.00%, 1/15/2025	1,250,000	1,420,325
Series REF, 5.00%, 1/15/2027	4,760,000	5,475,856
Series REF, 5.00%, 1/15/2028	2,410,000	2,764,631
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.50%, 10/1/2045 (a)	1,025,000	1,004,551
Series A, 4.00%, 8/15/2033	190,000	201,763
Series A, 4.00%, 8/15/2034	145,000	153,336
Series A, 4.00%, 8/15/2035	470,000	495,991
Series AQ, 5.00%, 6/15/2020	575,000	609,414
Series AQ, 5.00%, 6/15/2021	150,000	162,468
Series AQ, 5.00%, 6/15/2025	790,000	907,125
Series AT-1, 4.00%, 6/15/2034	3,750,000	3,873,825
Series AT-1, 5.00%, 6/15/2024	200,000	227,482
Series AT-1, 5.00%, 6/15/2025	100,000	114,826
Series AT-1, 5.00%, 6/15/2030	100,000	114,279
Series B, 4.00%, 10/1/2038	210,000	219,120
Series B, 5.00%, 10/1/2025	200,000	235,546
Series B, 5.00%, 10/1/2035	1,150,000	1,307,527
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2042	270,000	312,260
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2047	$ 500,000	$ 576,100
Series B, 4.00%, 9/1/2036	490,000	516,142
Series B, 5.00%, 9/1/2019	220,000	228,774
Series B, 5.00%, 9/1/2020	1,440,000	1,540,066
Series B, 5.00%, 9/1/2023	1,385,000	1,583,360
West View, PA, Municipal Authority Water Revenue:
4.00%, 11/15/2043	925,000	954,359
5.00%, 11/15/2039	2,030,000	2,368,543
		51,097,033
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	518,048
Series A, 5.00%, 5/15/2027	270,000	311,669
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	288,232
Rhode Island, State & Providence Plantations, General Obligation:
Series A, 5.00%, 11/1/2019	280,000	292,566
Series B, 5.00%, 8/1/2031	1,195,000	1,405,475
Series D, 5.00%, 8/1/2020	115,000	122,641
Rhode Island, State General Obligation:
5.00%, 8/1/2019	125,000	129,604
5.00%, 8/1/2021	135,000	147,451
Series D, 5.00%, 8/1/2027	2,025,000	2,312,449
		5,528,135
SOUTH CAROLINA — 0.4%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	531,418
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,054,650
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	114,044
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	104,580
Columbia, SC, Waterworks & Sewer System Revenue:
5.00%, 2/1/2038	100,000	110,021
5.00%, 2/1/2048	1,500,000	1,745,385
Lexington, SC, School District No. 2, General Obligation 3.00%, 3/1/2038	125,000	117,014
Mount Pleasent, SC, Water & Sewer Revenue Series A, 5.00%, 6/1/2046	2,750,000	3,174,875

141

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	$ 2,085,000	$ 2,273,275
Series A, 5.00%, 10/1/2019	125,000	130,308
		9,355,570
SOUTH DAKOTA — 0.0% (d)
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	500,000	553,280
TENNESSEE — 0.9%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	452,341
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,375,564
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	97,905
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2023	1,150,000	1,314,749
Series A, 5.00%, 4/1/2026	295,000	342,288
Memphis-Shelby County, TN, Industrial Development Board, Revenue Series B, 5.00%, 11/1/2028	880,000	1,027,866
Metropolitan Government Nashville & Davidson County, General Obligation 5.00%, 7/1/2024	100,000	115,766
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 5/15/2020	100,000	106,131
Series A, 5.00%, 5/15/2042	750,000	867,892
Series A, 5.00%, 7/1/2042	515,000	595,670
Series A, 5.00%, 7/1/2046	250,000	288,307
Series B, 5.00%, 5/15/2024	705,000	814,331
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	610,000	649,351
5.00%, 7/1/2021	135,000	147,373
5.00%, 1/1/2024	105,000	120,547
5.00%, 1/1/2025	450,000	522,612
5.00%, 1/1/2026	170,000	200,025
Series A, 5.00%, 1/1/2020	100,000	104,971
Series A, 5.00%, 7/1/2024	570,000	659,866
Series C, 5.00%, 7/1/2020	200,000	212,970
Series C, 5.00%, 7/1/2023	115,000	131,028
Series C, 5.00%, 7/1/2027	1,530,000	1,783,659
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	200,000	217,058
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	2,170,000	2,251,180
Security Description	Principal Amount	Value
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	$ 150,000	$ 168,161
Series A, 5.00%, 8/1/2027	245,000	291,518
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	250,000	252,978
5.00%, 11/1/2021	295,000	324,748
5.00%, 11/1/2022	100,000	112,597
5.00%, 11/1/2026	250,000	289,530
5.00%, 11/1/2027	140,000	169,603
5.00%, 11/1/2032	125,000	149,018
Series A, 5.00%, 11/1/2029	805,000	966,298
Series A, 5.00%, 11/1/2034	3,330,000	3,930,599
Series A, 5.00%, 11/1/2035	510,000	600,153
Series A, 5.00%, 11/1/2037	435,000	509,559
Series B, 5.00%, 11/1/2045	530,000	602,981
		23,767,193
TEXAS — 12.7%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2027	535,000	640,529
5.00%, 8/15/2028	640,000	762,797
5.00%, 8/15/2038	1,000,000	1,157,600
Alamo, TX, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	100,000	111,862
5.00%, 6/15/2041	1,180,000	1,316,845
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	100,000	105,304
5.00%, 2/15/2021 (b)	255,000	275,148
5.00%, 2/15/2022 (b)	3,030,000	3,343,332
5.00%, 2/15/2023 (b)	100,000	112,506
5.00%, 2/15/2024 (b)	220,000	251,748
5.00%, 2/15/2026 (b)	150,000	172,932
5.00%, 2/15/2029 (b)	300,000	343,107
Allen, TX, Independent School District, General Obligation:
4.00%, 2/15/2034 (b)	185,000	196,601
5.00%, 2/15/2027 (b)	285,000	333,481
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	280,000	327,844
Series A, 4.00%, 2/15/2039 (b)	255,000	266,577
Series A, 5.00%, 2/15/2030 (b)	145,000	167,925
Series C, 5.00%, 2/15/2025 (b)	750,000	856,957
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,410,880
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	75,000	87,112
Series A, 5.00%, 2/15/2026 (b)	225,000	252,718
Austin, TX, Community College District, General Obligation 5.00%, 8/1/2035	550,000	621,912

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SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	$ 250,000	$ 289,955
Series A, 5.00%, 11/15/2021	100,000	109,890
Austin, TX, General Obligation:
5.00%, 9/1/2020	1,650,000	1,764,295
5.00%, 9/1/2021	115,000	125,958
5.00%, 9/1/2022	300,000	336,009
5.00%, 9/1/2023	1,000,000	1,141,120
5.00%, 9/1/2034	420,000	473,714
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2028 (b)	1,000,000	1,169,060
Series B, 5.00%, 8/1/2019	150,000	155,558
Series B, 5.00%, 8/1/2031 (b)	125,000	144,951
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	275,000	315,791
5.00%, 11/15/2034	375,000	421,496
5.00%, 11/15/2039	2,565,000	2,863,848
Series A, 5.00%, 5/15/2021	145,000	157,692
Series A, 5.00%, 5/15/2022	500,000	556,520
Series A, 5.00%, 5/15/2026	300,000	351,267
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	750,000	786,637
5.00%, 6/15/2026	80,000	93,018
5.00%, 6/15/2027	355,000	412,031
Series B, 5.00%, 6/15/2028	100,000	113,364
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	250,000	269,620
5.00%, 2/15/2023	125,000	140,399
5.00%, 2/15/2026	140,000	163,289
5.00%, 2/15/2027	265,000	307,689
5.00%, 2/15/2032	3,000,000	3,390,210
5.00%, 2/15/2048	2,360,000	2,647,401
Birdville, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	350,000	402,815
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,579
City of Lubbock TX 5.00%, 2/15/2025	2,575,000	2,982,288
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,169,870
5.00%, 2/15/2033 (b)	1,010,000	1,177,357
5.00%, 2/15/2034 (b)	1,000,000	1,160,720
5.00%, 2/15/2035 (b)	765,000	886,054
5.00%, 2/15/2037 (b)	2,555,000	2,946,681
5.00%, 2/15/2041 (b)	1,000,000	1,146,750
Cleburne, TX, Independent School District, General Obligation 5.00%, 2/15/2041 (b)	1,290,000	1,456,978
Security Description	Principal Amount	Value
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (b)	$ 250,000	$ 280,288
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2020	1,140,000	1,193,056
5.00%, 8/15/2022	1,500,000	1,675,695
5.00%, 8/15/2025	375,000	438,427
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	200,000	231,620
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	335,000	383,411
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	210,000	243,634
5.00%, 2/15/2033 (b)	745,000	878,876
Series A, 5.00%, 2/15/2025 (b)	185,000	214,630
Series A, 5.00%, 2/15/2027 (b)	45,000	48,616
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	1,000,000	1,162,940
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	147,676
Series B, 5.00%, 8/1/2036 (b)	100,000	113,553
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	246,315
4.00%, 2/15/2041 (b)	100,000	104,062
5.00%, 2/15/2020 (b)	1,560,000	1,642,742
5.00%, 2/15/2021 (b)	310,000	334,989
5.00%, 2/15/2023 (b)	150,000	169,182
5.00%, 2/15/2028 (b)	435,000	499,785
5.00%, 2/15/2029 (b)	165,000	189,032
Series B1, VRN, 3.00%, 2/15/2036 (a) (b)	170,000	172,338
Series C, 5.00%, 2/15/2023 (b)	450,000	507,546
Series C, 5.00%, 2/15/2024 (b)	120,000	137,658
Series C, 5.00%, 2/15/2028 (b)	120,000	135,761
Series C, 5.00%, 2/15/2044 (b)	1,445,000	1,600,410
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	117,128
Dallas, TX, Area Rapid Transit Revenue Series A, 5.00%, 12/1/2020	175,000	188,410
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2021	230,000	253,359
Series A, 5.00%, 12/1/2026	585,000	675,622
Series A, 5.00%, 12/1/2028	275,000	318,821
Series A, 5.00%, 12/1/2029	240,000	277,195
Series A, 5.00%, 12/1/2030	145,000	167,156
Series A, 5.00%, 12/1/2033	100,000	113,644

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SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2034	$ 175,000	$ 199,721
Series A, 5.00%, 12/1/2035	380,000	431,559
Series A, 5.00%, 12/1/2036	295,000	334,605
Series A, 5.00%, 12/1/2041	1,025,000	1,158,106
Series A, 5.00%, 12/1/2046	2,395,000	2,697,560
Series B, 5.00%, 12/1/2019	100,000	104,781
Dallas, TX, General Obligation:
5.00%, 2/15/2021	110,000	118,691
5.00%, 2/15/2022	2,445,000	2,696,028
5.00%, 2/15/2024	1,610,000	1,837,783
5.00%, 2/15/2025	210,000	238,052
5.00%, 2/15/2026	1,000,000	1,130,780
5.00%, 2/15/2027	250,000	281,160
5.00%, 2/15/2029	705,000	799,435
5.00%, 2/15/2030	250,000	282,680
Series A, 4.00%, 2/15/2032	2,290,000	2,456,804
Dallas, TX, Independent School District, General Obligation:
1.50%, 2/15/2034 (a)	250,000	249,968
4.00%, 2/15/2032 (b)	160,000	169,533
5.00%, 8/15/2020 (b)	110,000	117,443
5.00%, 2/15/2036 (a) (b)	310,000	340,805
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,174,774
Series A, 4.00%, 2/15/2031 (b)	255,000	271,771
Series A, 5.00%, 8/15/2021 (b)	355,000	388,143
Series A, 5.00%, 8/15/2024 (b)	170,000	196,362
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,205,449
Series A, 5.00%, 8/15/2027 (b)	625,000	725,012
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,138,520
Series B-5, 5.00%, 2/15/2036 (a) (b)	700,000	753,445
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	100,000	104,272
Series A, 5.00%, 10/1/2027	110,000	128,433
Series A, 5.00%, 10/1/2029	100,000	117,217
Series A, 5.00%, 10/1/2033	395,000	458,563
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	373,126
4.00%, 2/15/2045	345,000	353,049
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	250,000	289,378
5.00%, 8/15/2028 (b)	175,000	200,146
5.00%, 8/15/2030 (b)	115,000	132,925
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (b)	360,000	413,590
5.00%, 2/15/2027 (b)	520,000	597,407
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	125,000	144,391
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	216,756
5.00%, 8/15/2023	1,000,000	1,135,810
El Paso, TX, Water & Sewer Revenue:
Security Description	Principal Amount	Value
4.00%, 3/1/2019	$ 190,000	$ 193,186
5.00%, 3/1/2026	140,000	159,236
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	162,114
Series B, 5.00%, 3/1/2028	520,000	603,424
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (b)	225,000	244,134
Series C-GREEN BOND, 1.35%, 8/1/2042 (a) (b)	200,000	197,286
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2026	100,000	115,714
Fort Worth, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (b)	4,000,000	4,175,760
5.00%, 2/15/2019 (b)	200,000	204,414
5.00%, 2/15/2020 (b)	100,000	105,304
5.00%, 2/15/2021 (b)	355,000	383,145
5.00%, 2/15/2022 (b)	675,000	745,301
5.00%, 2/15/2023 (b)	50,000	56,300
5.00%, 2/15/2025 (b)	185,000	214,506
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	100,000	113,583
5.00%, 2/15/2029	740,000	837,606
Series A, 5.00%, 2/15/2020	125,000	131,508
Series A, 5.00%, 2/15/2023	1,860,000	2,095,234
Series A, 5.00%, 2/15/2027	125,000	144,358
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	143,110
Series A, 5.00%, 2/15/2021	130,000	140,238
Series A, 5.00%, 2/15/2024	150,000	171,732
Series A, 5.00%, 2/15/2026	220,000	254,505
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	401,580
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	220,000	251,612
5.00%, 2/15/2030 (b)	260,000	296,852
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	110,000	125,666
Grand Parkway, Transportation Corp. Revenue:
Series B, 5.00%, 4/1/2053	790,000	864,908
Series B, 5.25%, 10/1/2051	390,000	436,086
Series B, 5.85%, 10/1/2047	735,000	682,778
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	107,467

144

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June 30, 2018

Security Description	Principal Amount	Value
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	$ 395,000	$ 411,930
4.00%, 11/15/2037	335,000	349,083
Harris County, TX, Flood Control District Revenue:
5.00%, 10/1/2029	530,000	629,115
5.00%, 10/1/2030	1,000,000	1,182,520
Series A, 5.00%, 10/1/2027	285,000	331,228
Series A, 5.00%, 10/1/2032	440,000	517,559
Series A, 5.00%, 10/1/2033	250,000	292,737
Series A, 5.00%, 10/1/2034	500,000	582,825
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	111,629
5.00%, 8/15/2026	160,000	177,803
Series A, 5.00%, 10/1/2025	1,445,000	1,693,285
Series A, 5.00%, 10/1/2027	530,000	619,194
Series A, 5.00%, 10/1/2029	3,035,000	3,523,908
Series A, 5.00%, 10/1/2031	445,000	510,041
Series A, 5.00%, 10/1/2034	440,000	502,669
Series A, 5.00%, 10/1/2035	155,000	177,650
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2020	115,000	123,350
5.00%, 11/1/2026	150,000	174,390
5.00%, 11/1/2027	130,000	151,138
5.00%, 11/1/2028	120,000	137,832
Series A, 5.00%, 11/1/2024	245,000	283,428
Series A, 5.00%, 11/1/2026	365,000	431,101
Series A, 5.00%, 11/1/2028	200,000	233,932
Series B, 5.00%, 11/1/2024	225,000	260,291
Harris County, TX, Revenue:
5.00%, 8/15/2025	225,000	263,057
5.00%, 8/15/2028	175,000	203,109
5.00%, 8/15/2033	160,000	182,898
5.00%, 8/15/2034	160,000	182,344
Series A, 5.00%, 8/15/2022	760,000	848,380
Series A, 5.00%, 8/15/2024	375,000	432,919
Series A, 5.00%, 8/15/2026	160,000	189,086
Series A, 5.00%, 8/15/2027	175,000	204,852
Series A, 5.00%, 8/15/2035	490,000	560,878
Series A, 5.00%, 8/15/2036	215,000	245,601
Series A, 5.00%, 8/15/2047	1,370,000	1,548,141
Harris County, TX, Toll Road Authority Revenue:
Series A, 5.00%, 8/15/2022	175,000	195,351
Series A, 5.00%, 8/15/2032	1,550,000	1,821,405
Houston, TX, Combined Utility System Revenue:
Series C, 5.00%, 5/15/2021	175,000	190,113
Series C, 5.00%, 5/15/2025	640,000	733,555
Series D, 5.00%, 11/15/2021	100,000	109,958
Series D, 5.00%, 11/15/2028	130,000	149,429
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	414,663
Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2019	$ 170,000	$ 173,930
Series A, 5.00%, 3/1/2020	2,225,000	2,343,570
Series A, 5.00%, 3/1/2021	1,510,000	1,630,875
Series A, 5.00%, 3/1/2022	185,000	204,357
Series A, 5.00%, 3/1/2024	1,300,000	1,486,758
Series A, 5.00%, 3/1/2025	820,000	948,314
Series A, 5.00%, 3/1/2026	385,000	448,798
Series A, 5.00%, 3/1/2029	135,000	151,420
Series A, 5.00%, 3/1/2030	250,000	288,050
Series A, 5.00%, 3/1/2031	100,000	114,997
Series A, 5.00%, 3/1/2038	320,000	352,906
Series A, 5.00%, 3/1/2043	480,000	527,808
Houston, TX, Independent School District Public Facility Corp.:
5.00%, 9/15/2019	450,000	467,937
5.00%, 9/15/2020	2,730,000	2,918,752
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	670,000	705,537
5.00%, 2/15/2022 (b)	100,000	110,673
5.00%, 2/15/2023 (b)	665,000	750,665
5.00%, 2/15/2024 (b)	650,000	746,018
5.00%, 2/15/2025 (b)	3,075,000	3,573,611
5.00%, 2/15/2026 (b)	1,430,000	1,679,749
5.00%, 2/15/2027 (b)	500,000	593,785
5.00%, 2/15/2042 (b)	315,000	361,485
Series A, 4.00%, 2/15/2040 (b)	130,000	135,547
Series A, 5.00%, 2/15/2020 (b)	195,000	205,343
Series A, 5.00%, 2/15/2022 (b)	390,000	431,625
Series A, 5.00%, 2/15/2027 (b)	450,000	525,532
Series A, 5.00%, 2/15/2030 (b)	395,000	456,861
Series A, 5.00%, 2/15/2031 (b)	445,000	513,699
Series A-2-REMK 06/01, 3.00%, 6/1/2039 (a) (b)	105,000	106,180
Series C, 5.00%, 2/15/2019	50,000	51,063
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	260,650
Series B, 5.00%, 11/15/2019	240,000	250,850
Series B, 5.00%, 11/15/2025	200,000	234,620
Series B, 5.00%, 11/15/2026	230,000	272,680
Series B, 5.00%, 11/15/2029	1,085,000	1,276,524
Series B, 5.00%, 11/15/2032	120,000	138,888
Series B, 5.00%, 11/15/2034	165,000	189,646
Series B, 5.00%, 11/15/2035	1,020,000	1,169,920
Series B, 5.00%, 11/15/2036	555,000	635,247
Series C, 4.00%, 5/15/2021	200,000	211,718
Series C, 5.00%, 5/15/2020	235,000	248,961
Series C, 5.00%, 5/15/2022	345,000	383,319
Series C, 5.00%, 5/15/2026	470,000	537,873
Series C, 5.00%, 5/15/2028	375,000	427,166
Series D, 5.00%, 11/15/2020	2,775,000	2,981,793
Series D, 5.00%, 11/15/2022	200,000	224,608
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (b)	110,000	130,967
Series B, 5.00%, 2/15/2020 (b)	200,000	210,608

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SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Hutto, TX, General Obligation 4.00%, 8/1/2043	$ 250,000	$ 257,875
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	313,563
5.00%, 2/1/2025 (b)	185,000	214,348
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	195,636
5.00%, 2/15/2042 (b)	230,000	264,127
Series A, 5.00%, 2/15/2025 (b)	1,500,000	1,742,235
Series A, 5.00%, 2/15/2027 (b)	565,000	651,377
Series A, 5.00%, 2/15/2028 (b)	960,000	1,105,498
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,512,551
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	565,000	592,080
Series A, 5.00%, 8/15/2027 (b)	145,000	168,902
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	103,632
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	5,834,386
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	600,000	648,210
5.00%, 2/15/2022 (b)	110,000	121,618
Series A, 4.00%, 2/15/2029 (b)	1,700,000	1,826,650
Leander, TX, Independent School District, General Obligation:
0.01%, 8/15/2036 (b)	335,000	160,368
Series A, Zero Coupon, 8/15/2023 (b)	780,000	693,170
Series A, 2.25%, 8/15/2045 (a) (b)	150,000	142,413
Series A, 5.00%, 8/15/2026 (b)	245,000	286,265
Series A, 5.00%, 8/15/2038 (b)	100,000	112,933
Series A, 5.00%, 8/15/2040 (b)	355,000	399,939
Series D, Zero Coupon, 8/15/2023 (b)	100,000	88,868
Series D, Zero Coupon, 8/15/2024 (b)	130,000	111,942
Series D, 0.00%, 8/15/2037 (b)	150,000	67,202
Series D, Zero Coupon, 8/15/2039 (b)	585,000	234,550
Series D, 0.01%, 8/15/2020 (b)	335,000	321,855
Series D, 0.01%, 8/15/2040 (b)	515,000	195,875
Series D, 0.01%, 8/15/2041 (b)	220,000	79,475
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	96,403
5.00%, 8/15/2023 (b)	300,000	341,835
5.00%, 8/15/2024 (b)	125,000	144,615
Series A, 4.00%, 8/15/2026 (b)	135,000	148,495
Security Description	Principal Amount	Value
Series A, 4.00%, 8/15/2027 (b)	$ 100,000	$ 109,312
Series A, 5.00%, 8/15/2021 (b)	105,000	114,803
Series B, 5.00%, 8/15/2028	485,000	562,217
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	3,000,000	3,468,060
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	458,200
Series B, 5.00%, 2/15/2021	450,000	485,797
Series B, 5.00%, 2/15/2023	290,000	326,676
Series B, 5.00%, 2/15/2024	235,000	269,315
Series B, 5.00%, 2/15/2025	320,000	371,251
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	194,661
5.00%, 2/15/2022	150,000	165,401
5.00%, 2/15/2024	410,000	468,933
5.00%, 2/15/2029	100,000	120,183
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (b)	350,000	366,726
Montgomery Independent School District 5.00%, 2/15/2028 (b)	185,000	213,527
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	300,000	350,166
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (b)	300,000	340,572
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	419,868
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	230,000	243,812
5.00%, 8/1/2024 (b)	360,000	415,937
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	640,000	734,276
5.00%, 9/1/2027	1,300,000	1,526,159
5.00%, 9/1/2028	4,020,000	4,663,642
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	197,391
4.00%, 8/15/2045 (b)	275,000	284,815
5.00%, 8/1/2021 (b)	250,000	273,058
VRN, 1.45%, 6/1/2047 (a) (b)	135,000	133,865
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	225,000	257,479
5.00%, 2/15/2042 (b)	380,000	430,012
Series A, 5.00%, 2/15/2023 (b)	500,000	563,470

146

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2025 (b)	$ 55,000	$ 63,772
Series B, 5.00%, 2/15/2023 (b)	230,000	259,196
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (b)	100,000	101,375
Pearland, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	490,000	566,014
Pflugerville, TX, Independent School District, General Obligation 5.00%, 2/15/2028 (b)	135,000	152,731
Pharr San Juan Alamo, TX, Independent School District, General Obligation 3.25%, 2/1/2032 (b)	100,000	99,672
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	600,000	648,366
Series A, 5.00%, 2/15/2022 (b)	115,000	127,189
Series A, 5.00%, 2/15/2028 (b)	200,000	232,818
Series B, 5.00%, 2/15/2019 (b)	150,000	153,255
Series B, 5.00%, 2/15/2021 (b)	525,000	567,320
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (b)	1,320,000	1,379,928
Series A, 5.00%, 2/15/2045 (b)	165,000	185,087
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	150,000	177,152
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2019	240,000	244,966
5.00%, 2/1/2020	3,485,000	3,667,279
5.00%, 2/1/2024	235,000	269,357
5.00%, 2/1/2025	115,000	133,547
5.00%, 2/1/2026	2,620,000	3,079,443
5.00%, 2/1/2027	375,000	441,082
5.00%, 2/1/2028	100,000	117,383
5.00%, 2/1/2029	100,000	116,906
5.00%, 2/1/2031	100,000	116,354
5.00%, 2/1/2038	300,000	327,897
5.00%, 2/1/2041	260,000	299,486
5.00%, 2/1/2043	475,000	518,101
Series C, 3.00%, 12/1/2045 (a)	345,000	350,934
Series D, VRN, 3.00%, 12/1/2045 (a)	1,675,000	1,713,826
San Antonio, TX, General Obligation:
5.00%, 2/1/2020	350,000	368,127
5.00%, 2/1/2021	755,000	814,985
5.00%, 2/1/2025	170,000	195,143
Security Description	Principal Amount	Value
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	$ 260,000	$ 265,642
5.00%, 2/15/2022 (b)	335,000	369,890
5.00%, 2/15/2023 (b)	2,055,000	2,313,930
5.00%, 2/15/2024 (b)	315,000	360,458
5.00%, 2/15/2027 (b)	430,000	495,455
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	302,419
Series A, 5.00%, 5/15/2024	255,000	291,366
Series A, 5.00%, 5/15/2029	210,000	243,535
Series A, 5.00%, 5/15/2030	500,000	578,315
Series B, 5.00%, 5/15/2035	200,000	225,708
Series C, 4.00%, 5/15/2037	130,000	136,020
Series C, 5.00%, 5/15/2026	200,000	235,032
Series C, 5.00%, 5/15/2030	160,000	186,477
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	530,677
Schertz-Cibolo-Universal City Independent School District, General Obligation:
4.00%, 2/1/2035 (b)	1,000,000	1,043,150
4.00%, 2/1/2036 (b)	110,000	114,518
Sherman, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2039 (b)	1,000,000	1,165,970
Series A, 5.00%, 2/15/2040 (b)	1,000,000	1,164,150
Series A, 5.00%, 2/15/2041 (b)	550,000	639,287
Series A, 5.00%, 2/15/2045 (b)	1,000,000	1,157,820
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	223,594
5.00%, 8/15/2026 (b)	550,000	638,731
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2020	130,000	137,038
5.00%, 3/1/2024	240,000	275,441
5.00%, 3/1/2025	250,000	290,787
5.00%, 3/1/2026	580,000	671,530
5.00%, 3/1/2049	140,000	156,327
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	273,027
Series B, 5.00%, 5/15/2029	150,000	170,541
Series C, 5.00%, 5/15/2025	195,000	227,586
Series D, 5.00%, 5/15/2024	265,000	301,289
Series D, 5.00%, 5/15/2026	140,000	159,172
Series E, 4.00%, 5/15/2057	550,000	568,243
Series E, 5.00%, 5/15/2028	1,000,000	1,187,190
Texas, State General Obligation:
5.00%, 4/1/2019	150,000	153,971
5.00%, 10/1/2019	100,000	104,310
5.00%, 4/1/2020	695,000	735,101
5.00%, 10/1/2020	1,820,000	1,950,003

147

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 10/1/2023	525,000	$ 599,938
5.00%, 4/1/2025	$ 610,000	710,674
5.00%, 10/1/2025	695,000	793,405
5.00%, 4/1/2028	150,000	170,289
5.00%, 10/1/2029	100,000	119,243
5.00%, 10/1/2030	105,000	124,825
5.00%, 4/1/2043	1,450,000	1,646,866
Series A, 4.00%, 10/1/2033	130,000	139,554
Series A, 5.00%, 10/1/2019	185,000	192,974
Series A, 5.00%, 10/1/2021	200,000	219,546
Series A, 5.00%, 10/1/2022	545,000	611,201
Series A, 5.00%, 10/1/2023	1,400,000	1,599,836
Series A, 5.00%, 10/1/2024	335,000	388,165
Series A, 5.00%, 4/1/2025	160,000	186,406
Series A, 5.00%, 10/1/2025	1,085,000	1,251,048
Series A, 5.00%, 10/1/2026	270,000	310,306
Series A, 5.00%, 10/1/2027	280,000	326,312
Series A, 5.00%, 10/1/2028	385,000	441,272
Series A, 5.00%, 4/1/2029	100,000	116,428
Series A, 5.00%, 10/1/2030	2,915,000	3,330,183
Series A, 5.00%, 10/1/2032	200,000	236,504
Series A, 5.00%, 4/1/2044	500,000	567,515
Series A, 5.00%, 10/1/2044	1,660,000	1,874,920
Series B, 5.00%, 10/1/2032	1,500,000	1,773,780
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	230,000	252,402
5.00%, 10/1/2022	1,525,000	1,709,571
5.00%, 10/1/2024	245,000	283,882
5.00%, 10/1/2025	2,160,000	2,536,034
Series A, 3.00%, 10/1/2021	100,000	103,475
Series A, 5.00%, 4/1/2020	565,000	597,600
Series A, 5.00%, 4/1/2021	1,050,000	1,138,084
Series A, 5.00%, 4/1/2022	495,000	548,871
Series A, 5.00%, 4/1/2023	155,000	175,342
Series A, 5.00%, 10/1/2024	545,000	631,491
Series A, 5.00%, 4/1/2025	1,100,000	1,257,652
Series A, 5.00%, 10/1/2025	635,000	745,547
Series A, 5.00%, 10/1/2026	250,000	296,910
Series A, 5.00%, 4/1/2033	225,000	255,303
Texas, State University System Revenue Series A, 5.00%, 3/15/2022	250,000	276,518
Texas, State Water Development Board Revenue:
4.00%, 8/1/2019	560,000	574,722
4.00%, 8/1/2036	150,000	157,695
4.00%, 10/15/2036	1,625,000	1,700,790
4.00%, 10/15/2052	125,000	128,314
5.00%, 10/15/2020	130,000	139,443
5.00%, 4/15/2021	100,000	108,476
5.00%, 4/15/2024	220,000	253,273
5.00%, 4/15/2026	135,000	159,254
5.00%, 4/15/2027	2,990,000	3,546,050
5.00%, 4/15/2029	100,000	117,615
5.00%, 10/15/2029	115,000	133,699
Security Description	Principal Amount	Value
5.00%, 10/15/2041	$ 3,265,000	$ 3,732,940
5.00%, 10/15/2046	235,000	267,388
Series A, 4.00%, 10/15/2033	2,020,000	2,147,119
Series A, 4.00%, 10/15/2047	2,790,000	2,886,199
Series A, 5.00%, 4/15/2026	135,000	158,421
Series A, 5.00%, 4/15/2027	845,000	990,334
Series A, 5.00%, 10/15/2031	575,000	665,183
Series A, 5.00%, 10/15/2040	590,000	670,382
Series A, 5.00%, 10/15/2045	3,050,000	3,450,556
Series A, 5.00%, 10/15/2047	760,000	874,357
Tomball, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	115,000	133,265
5.00%, 2/15/2043 (b)	2,400,000	2,695,248
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	135,316
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2020	215,000	229,330
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	339,931
5.00%, 8/1/2025	335,000	390,667
5.00%, 8/1/2029	4,000,000	4,732,680
5.00%, 8/1/2037	595,000	688,939
Tyler, TX, Independent School District, General Obligation:
4.00%, 2/15/2047 (b)	500,000	522,990
5.00%, 2/15/2038 (b)	500,000	550,955
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	445,000	497,020
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	255,000	279,982
Series A, 5.00%, 2/15/2024	1,300,000	1,488,344
University of North Texas Revenue:
Series A, 5.00%, 4/15/2027	1,250,000	1,486,337
Series A, 5.00%, 4/15/2029	285,000	335,941
Series A, 5.00%, 4/15/2031	100,000	117,276
Series A, 5.00%, 4/15/2045	345,000	387,276
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2029	125,000	143,814
5.00%, 7/1/2041	2,090,000	2,296,785
Series A, 5.25%, 7/1/2029	65,000	76,314
Series A, 5.50%, 7/1/2025	180,000	216,117
Series A, 5.50%, 7/1/2026	100,000	119,994
Series B, 4.00%, 7/1/2034	300,000	319,206
Series B, 5.00%, 7/1/2021	150,000	163,656
Series B, 5.00%, 7/1/2024	55,000	63,604
Series B, 5.00%, 7/1/2025	265,000	307,103
Series B, 5.00%, 7/1/2027	60,000	68,987
University of Texas, Revenue:
Series A, 4.00%, 8/15/2042	1,205,000	1,247,958

148

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2021	$ 100,000	$ 108,146
Series A, 5.00%, 3/15/2023	200,000	225,440
Series A, 5.00%, 3/15/2026	465,000	544,529
Series A, 5.00%, 3/15/2027	1,175,000	1,390,248
Series A, 5.00%, 3/15/2028	1,245,000	1,466,710
Series A, 5.00%, 8/15/2029	1,065,000	1,215,122
Series A, 5.00%, 3/15/2030	2,140,000	2,503,008
Series A, 5.00%, 3/15/2031	3,320,000	3,872,016
Series A, 5.00%, 8/15/2037	650,000	737,282
Series B, 2.25%, 8/15/2035 (a)	420,000	419,446
Series B, 2.50%, 8/15/2036 (a)	535,000	504,912
Series B, 2.50%, 8/15/2046 (a)	455,000	433,620
Series B, 5.00%, 8/15/2026	340,000	404,284
Series B, 5.00%, 8/15/2027	350,000	402,118
Series C, 3.00%, 8/15/2035	470,000	448,690
Series C, 5.00%, 8/15/2027	100,000	120,356
Series C, 5.00%, 8/15/2028	1,000,000	1,201,750
Series E, 5.00%, 8/15/2026	140,000	166,470
Series E, 5.00%, 8/15/2027	100,000	120,356
Series F, 2.00%, 8/15/2041 (a)	2,950,000	2,704,973
Series H, 5.00%, 8/15/2019	210,000	217,963
Series H, 5.00%, 8/15/2020	115,000	122,929
Series H, 5.00%, 8/15/2022	255,000	285,618
Series I, 5.00%, 8/15/2023	110,000	125,511
Series I, 5.00%, 8/15/2024	2,845,000	3,298,493
Series J, 5.00%, 8/15/2024	280,000	324,632
Series J, 5.00%, 8/15/2025	260,000	305,464
Series J, 5.00%, 8/15/2026	200,000	237,814
Series J, 5.00%, 8/15/2027	425,000	504,322
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	155,000	180,828
5.00%, 7/15/2026	280,000	330,212
5.00%, 7/15/2028	675,000	795,994
5.00%, 7/15/2029	585,000	686,930
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	162,922
5.00%, 2/1/2024	125,000	142,711
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	110,000	114,474
Ysleta, TX, Independent School District, General Obligation:
5.00%, 8/15/2027 (b)	300,000	345,042
5.00%, 8/15/2029 (b)	1,330,000	1,519,911
5.00%, 8/15/2045 (b)	1,365,000	1,553,739
5.00%, 8/15/2047 (b)	2,865,000	3,241,919
		341,872,995
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	115,209
Central Utah, Water Conservancy District Revenue:
5.00%, 10/1/2027	125,000	150,418
Series B, 4.00%, 10/1/2037	1,250,000	1,323,263
Security Description	Principal Amount	Value
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	$ 390,000	$ 402,823
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,812,860
Series B-1, 5.00%, 8/1/2023	170,000	193,977
Series B-1, 5.00%, 8/1/2026	1,500,000	1,786,020
Utah, State General Obligation:
5.00%, 7/1/2019	400,000	413,768
5.00%, 7/1/2023	145,000	165,504
5.00%, 7/1/2025	30,000	35,354
5.00%, 7/1/2026	1,850,000	2,206,902
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	2,585,000	3,080,803
5.00%, 12/15/2036	1,000,000	1,180,360
Series A, 5.00%, 6/15/2028	160,000	185,926
		14,053,187
VIRGINIA — 2.7%
Arlington County, VA, General Obligation:
Series B, 5.00%, 8/15/2026	710,000	851,183
Series B, 5.00%, 8/15/2027	150,000	178,848
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	1,715,000	1,839,458
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	389,153
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	850,000	994,177
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	550,645
Series A, 4.00%, 10/1/2034	875,000	948,841
Series A, 4.00%, 10/1/2036	300,000	323,871
Series A, 5.00%, 10/1/2025	175,000	203,215
Series A, 5.00%, 10/1/2032	100,000	116,962
Series B, 5.00%, 10/1/2022	240,000	270,298
Series B, 5.00%, 10/1/2025	200,000	234,990
Series C, 5.00%, 10/1/2019	500,000	521,170
Series C, 5.00%, 10/1/2020	100,000	107,303
Fairfax County, VA, Sewer Revenue:
5.00%, 7/15/2044	5,740,000	6,676,998
Series A, 3.50%, 7/15/2036	3,500,000	3,558,905
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	784,897
Hampton Roads, VA, Sanitation District, Wastewater Revenue Series A, 3.00%, 8/1/2035	250,000	239,000

149

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	$ 1,000,000	$ 1,181,390
Series A, 5.00%, 7/1/2036	1,000,000	1,173,200
Series A, 5.00%, 7/1/2038	900,000	1,051,002
Series A, 5.00%, 7/1/2052	1,000,000	1,159,700
Henrico, VA, Water & Sewer Revenue 4.00%, 5/1/2046	1,565,000	1,636,176
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2022	1,000,000	1,130,110
Series A, 5.00%, 12/1/2024	170,000	190,968
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	166,315
Richmond, VA, General Obligation:
Series A, 5.00%, 3/1/2025	105,000	118,949
Series B, 5.00%, 7/15/2022	1,500,000	1,675,380
Richmond, VA, Public Utility Revenue:
4.00%, 1/15/2036	300,000	312,681
Series A, 5.00%, 1/15/2019	100,000	101,884
University of Virginia, Revenue:
Series A, 4.00%, 4/1/2045	1,200,000	1,245,216
Series A, 5.00%, 4/1/2038	1,000,000	1,165,330
Series A, 5.00%, 4/1/2042	500,000	579,730
Series A, 5.00%, 4/1/2047	2,225,000	2,570,498
Series B, 4.00%, 8/1/2048	1,000,000	1,049,070
Series B, 5.00%, 4/1/2044	5,000,000	5,788,900
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	436,005
Virginia, Commonwealth Transportation Board Revenue:
4.00%, 5/15/2034	800,000	847,032
4.00%, 5/15/2038	3,340,000	3,500,019
5.00%, 3/15/2022	150,000	166,251
5.00%, 9/15/2023	1,800,000	2,054,862
5.00%, 3/15/2024	1,580,000	1,802,759
5.00%, 3/15/2025	2,500,000	2,915,150
5.00%, 9/15/2025	200,000	226,782
5.00%, 9/15/2031	1,155,000	1,350,114
5.00%, 3/15/2032	130,000	153,280
Series A, 4.00%, 5/15/2035	570,000	602,849
Series A, 5.00%, 5/15/2020	150,000	159,197
Series A, 5.00%, 5/15/2029	100,000	119,285
Series A, 5.00%, 5/15/2032	100,000	118,193
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	165,000	168,376
5.00%, 2/1/2020	145,000	152,556
5.00%, 2/1/2022	100,000	110,489
5.00%, 2/1/2031	400,000	469,012
Series A, 5.00%, 2/1/2020	290,000	305,112
Series A, 5.00%, 2/1/2021	100,000	108,024
Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2022	205,000	$ 226,503
Series A, 5.00%, 2/1/2023	$ 130,000	146,492
Series A, 5.00%, 2/1/2024	160,000	183,483
Series A, 5.00%, 2/1/2025	1,735,000	2,017,111
Series A, 5.00%, 9/1/2028	1,835,000	2,158,382
Series A, 5.00%, 2/1/2031	500,000	583,960
Series D, 5.00%, 2/1/2020	50,000	52,606
Series D, 5.00%, 2/1/2022	330,000	364,614
Series D, 5.00%, 2/1/2024	210,000	240,822
Virginia, State Commonwealth Transportation Board:
3.00%, 5/15/2041	300,000	271,668
5.00%, 3/15/2021	130,000	140,984
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2022	150,000	167,685
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 9/15/2019	100,000	104,096
Virginia, State General Obligation Series B, 5.00%, 6/1/2026	200,000	235,018
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	204,567
Series B, 5.00%, 8/1/2022	470,000	525,530
Series C, 4.00%, 8/1/2025	540,000	589,864
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2019	100,000	102,629
5.00%, 8/1/2025	175,000	206,071
5.00%, 8/1/2027	1,105,000	1,286,275
Series A, 5.00%, 8/1/2021	270,000	295,582
Series A, 5.00%, 8/1/2023	225,000	256,617
Series A, 5.00%, 8/1/2025	100,000	117,114
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	294,615
5.00%, 11/1/2040	2,500,000	2,867,350
5.00%, 11/1/2045	160,000	182,712
Series B, 5.00%, 11/1/2023	20,000	21,976
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,723,175
		73,419,261
WASHINGTON — 4.4%
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series P-1, 5.00%, 2/1/2021	155,000	167,355
Series P-1, 5.00%, 2/1/2023	210,000	231,798
Series S1, 5.00%, 11/1/2025	175,000	206,302
Series S1, 5.00%, 11/1/2035	335,000	386,168
Series S1, 5.00%, 11/1/2046	2,005,000	2,615,563
Series S-1, 5.00%, 11/1/2025	160,000	188,619
Series S-1, 5.00%, 11/1/2027	585,000	683,631
Series S-1, 5.00%, 11/1/2030	225,000	260,323

150

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series S-1, 5.00%, 11/1/2031	$ 745,000	$ 860,348
Series S-1, 5.00%, 11/1/2035	105,000	119,681
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032	720,000	829,922
Series S-1, 5.00%, 11/1/2036	2,800,000	3,183,572
Series S-1, 5.00%, 11/1/2045	3,270,000	3,692,647
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2025	180,000	210,600
5.00%, 7/1/2026	435,000	505,905
Series A, 5.00%, 7/1/2025	175,000	204,750
Series A, 5.00%, 7/1/2026	590,000	640,480
Series A, 5.00%, 7/1/2027	2,885,000	3,152,480
Series A, 5.00%, 7/1/2028	880,000	1,005,053
Series A, 5.00%, 7/1/2029	130,000	153,963
Series A, 5.00%, 7/1/2030	195,000	206,068
Series A, 5.00%, 7/1/2031	295,000	335,468
Series A, 5.00%, 7/1/2033	545,000	636,920
Series A, 5.00%, 7/1/2038	150,000	169,104
Series A, 5.00%, 7/1/2040	1,175,000	1,315,365
Series C, 5.00%, 7/1/2025	555,000	639,132
Series C, 5.00%, 7/1/2026	745,000	856,586
Series C, 5.00%, 7/1/2027	125,000	143,496
Series C-COLUMBIA GENERATING, 5.00%, 7/1/2031	1,725,000	1,975,159
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	170,000	198,900
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	430,000	500,090
Energy Northwest, WA, Electricity Revenue:
5.00%, 7/1/2021	360,000	392,666
5.00%, 7/1/2022	115,000	128,276
King County, School District No. 401 Highline, General Obligation:
4.00%, 12/1/2035	1,300,000	1,369,264
5.00%, 12/1/2030	735,000	859,612
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	100,000	119,107
5.00%, 12/1/2029	300,000	352,836
King County, School District No. 411 Issaquah, General Obligation 5.00%, 12/1/2028	100,000	118,108
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	121,608
4.00%, 12/1/2030	2,500,000	2,696,775
5.00%, 12/1/2019	1,000,000	1,047,810
5.00%, 12/1/2022	1,040,000	1,171,550
Security Description	Principal Amount	Value
5.00%, 12/1/2030	$ 2,665,000	$ 3,152,162
5.00%, 12/1/2031	2,025,000	2,389,885
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	111,748
5.00%, 7/1/2025	170,000	198,101
5.00%, 7/1/2027	660,000	763,052
5.00%, 7/1/2029	190,000	218,681
5.00%, 7/1/2031	200,000	229,286
Series E, 5.00%, 12/1/2027	1,370,000	1,609,476
Series E, 5.00%, 12/1/2028	200,000	234,664
Series E, 5.00%, 12/1/2029	100,000	116,889
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,785,000	2,003,198
5.00%, 7/1/2047	100,000	111,223
Series A, 4.00%, 7/1/2035	1,765,000	1,862,040
Series B, 5.00%, 7/1/2027	125,000	143,646
Series B, 5.00%, 7/1/2039	3,525,000	3,920,611
Series B, 5.00%, 7/1/2041	100,000	114,122
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	110,000	128,415
5.00%, 12/1/2034	100,000	113,454
5.00%, 12/1/2039	180,000	204,655
5.25%, 12/1/2038	675,000	780,421
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2030	495,000	581,199
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 4/1/2033	1,000,000	1,062,920
4.00%, 4/1/2041	600,000	627,636
4.00%, 7/1/2047	100,000	104,379
Seattle, WA, General Obligation:
5.00%, 1/1/2038	2,040,000	2,362,157
Series A, 5.00%, 6/1/2020	135,000	143,419
Series A, 5.00%, 6/1/2023	100,000	113,714
Series A, 5.00%, 6/1/2024	225,000	260,143
Series A, 5.00%, 6/1/2025	1,750,000	2,051,507
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	135,000	158,003
Seattle, WA, Water System Revenue:
4.00%, 8/1/2031	115,000	124,090
5.00%, 5/1/2021	585,000	635,526
5.00%, 5/1/2024	100,000	115,293
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	215,000	246,493
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	335,000	351,499
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	285,000	331,458
Series A, 5.00%, 12/1/2032	360,000	418,100

151

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
University of Washington Revenue Series A, 4.00%, 1/1/2048	$ 150,000	$ 155,183
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	314,184
Series B, 5.00%, 6/1/2037	3,090,000	3,506,068
Washington, State:
5.00%, 7/1/2020	105,000	111,617
5.00%, 7/1/2021	250,000	272,150
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	114,000
5.00%, 8/1/2033	255,000	298,353
Series 201, 5.00%, 8/1/2040	3,080,000	3,474,302
Series 2015 A-1, 5.00%, 8/1/2030	795,000	907,850
Series 2016A, 5.00%, 7/1/2021	125,000	136,456
Series 2016A, 5.00%, 7/1/2024	165,000	190,913
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,076,461
Series A, 5.00%, 8/1/2019	125,000	129,576
Series A, 5.00%, 8/1/2027	215,000	249,091
Series A, 5.00%, 8/1/2031	100,000	112,358
Series A, 5.00%, 8/1/2033	1,700,000	1,902,317
Series A, 5.00%, 8/1/2034	1,015,000	1,132,720
Series A, 5.00%, 8/1/2035	830,000	944,098
Series A, 5.00%, 8/1/2037	300,000	347,622
Series A, 5.00%, 8/1/2038	100,000	110,994
Series A, 5.00%, 8/1/2039	1,000,000	1,153,590
Series A-1, 5.00%, 8/1/2024	340,000	393,876
Series A-1, 5.00%, 8/1/2033	120,000	137,255
Series A-1, 5.00%, 8/1/2034	300,000	341,895
Series A-1, 5.00%, 8/1/2036	425,000	482,311
Series A-1, 5.00%, 8/1/2040	650,000	733,213
Series B, 5.00%, 8/1/2020	1,750,000	1,867,390
Series B, 5.00%, 7/1/2023	135,000	153,677
Series B, 5.00%, 7/1/2024	745,000	862,003
Series B, 5.00%, 2/1/2026	735,000	851,115
Series B, 5.00%, 8/1/2028	565,000	636,840
Series B, 5.00%, 2/1/2029	120,000	137,464
Series B, 5.00%, 7/1/2029	500,000	578,290
Series B, 5.00%, 7/1/2031	355,000	408,765
Series B, 5.00%, 8/1/2031	450,000	505,611
Series B, 5.00%, 2/1/2037	500,000	562,775
Series C, 5.00%, 2/1/2020	220,000	231,429
Series C, 5.00%, 2/1/2023	100,000	112,873
Series C, 5.00%, 2/1/2032	105,000	120,827
Series C, 5.00%, 2/1/2035	1,540,000	1,754,060
Series C, 5.00%, 2/1/2039	3,000,000	3,399,570
Series D, 5.00%, 2/1/2021	295,000	318,748
Series D, 5.00%, 2/1/2025	225,000	257,261
Series D, 5.00%, 2/1/2027	185,000	211,005
Series D, 5.00%, 2/1/2031	1,390,000	1,595,097
Series D, 5.00%, 2/1/2033	225,000	252,990
Series D, 5.00%, 2/1/2034	135,000	151,347
Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2037	$ 100,000	$ 113,609
Series D, 5.00%, 2/1/2038	2,025,000	2,257,956
Series D, 5.00%, 2/1/2041	1,500,000	1,716,825
Series E, 5.00%, 2/1/2026	375,000	427,924
Series E, 5.00%, 2/1/2031	2,185,000	2,468,919
Series E, 5.00%, 2/1/2032	505,000	569,221
Series R, 5.00%, 7/1/2026	100,000	115,419
Series R-2013A, 5.00%, 7/1/2018	150,000	150,000
Series R-2015-C, 5.00%, 7/1/2021	100,000	109,165
Series R-2015-C, 5.00%, 7/1/2030	785,000	894,900
Series R-2015-C, 5.00%, 7/1/2031	3,865,000	4,398,679
Series R-2015-D, 5.00%, 7/1/2027	335,000	385,568
Series R-2015E, 5.00%, 7/1/2021	125,000	136,456
Series R-2015E, 5.00%, 7/1/2024	175,000	202,484
Series R-2015E, 5.00%, 7/1/2025	315,000	365,624
Series R-2015E, 5.00%, 7/1/2026	65,000	75,022
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,863,752
Series R-2017A, 4.00%, 8/1/2019	110,000	112,857
Series R-2017A, 5.00%, 8/1/2022	255,000	285,235
Series R-2017C, 5.00%, 8/1/2022	460,000	514,542
Series R-2017C, 5.00%, 8/1/2024	350,000	405,461
Series R-2017C, 5.00%, 8/1/2025	125,000	146,393
Series R-H, 5.00%, 7/1/2026	110,000	126,961
Series R-H, 5.00%, 7/1/2030	2,165,000	2,468,100
		118,754,987
WEST VIRGINIA — 0.1%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2022	225,000	250,987
Series A, 5.00%, 11/1/2022	680,000	765,660
Series A, 5.00%, 6/1/2024	140,000	161,028
Series A, 5.00%, 6/1/2025	230,000	268,028
		1,445,703
WISCONSIN — 1.6%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	120,612
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	214,342
Series N2, 4.00%, 3/1/2025	100,000	110,181
Series N2, 4.00%, 3/1/2026	125,000	138,548

152

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series N4 & B5, 5.00%, 4/1/2027	$ 170,000	$ 202,895
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	143,859
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	340,782
Wisconsin, Revenue:
Series B, 5.00%, 5/1/2032	550,000	638,280
Series B, 5.00%, 5/1/2033	115,000	133,019
Series B, 5.00%, 5/1/2034	675,000	777,688
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	535,000	615,678
5.00%, 6/1/2029	1,600,000	1,841,280
5.00%, 6/1/2030	1,785,000	2,054,178
5.00%, 6/1/2031	1,330,000	1,530,564
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2019	145,000	149,859
Series 1, 5.00%, 7/1/2022	315,000	325,748
Series 1, 5.00%, 7/1/2024	945,000	998,245
Series 1, 5.00%, 7/1/2026	1,270,000	1,508,900
Series 1, 5.00%, 7/1/2030	1,575,000	1,759,385
Series 1, 5.00%, 7/1/2031	235,000	262,511
Series 2, 5.00%, 7/1/2030	100,000	118,346
Series 2, 5.00%, 7/1/2032	120,000	141,385
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2019	635,000	655,206
Series A, 5.00%, 6/1/2027	260,000	304,434
Series A, 5.00%, 6/1/2029	185,000	215,588
Series A, 5.00%, 6/1/2030	150,000	174,594
Series A, 5.00%, 6/1/2031	220,000	255,462
Wisconsin, State General Fund Revenue Series B, 5.00%, 5/1/2031	105,000	122,094
Wisconsin, State General Obligation:
5.00%, 5/1/2025	50,000	58,484
5.00%, 5/1/2027	100,000	116,213
5.00%, 11/1/2028	205,000	243,222
Series 1, 5.00%, 5/1/2020	140,000	148,434
Series 1, 5.00%, 5/1/2021	385,000	418,807
Series 1, 5.00%, 5/1/2022	1,350,000	1,504,291
Series 1, 5.00%, 11/1/2022	435,000	490,180
Series 1, 5.00%, 5/1/2024	110,000	124,623
Series 1, 5.00%, 11/1/2025	215,000	251,627
Series 1, 5.00%, 11/1/2027	255,000	295,994
Series 2, 5.00%, 11/1/2022	500,000	563,425
Series 2, 5.00%, 11/1/2023	1,000,000	1,147,060
Series 2, 5.00%, 11/1/2024	1,125,000	1,307,205
Series 2, 5.00%, 11/1/2025	1,125,000	1,324,575
Series 2, 5.00%, 11/1/2026	1,295,000	1,543,433
Series 2, 5.00%, 11/1/2027	1,765,000	2,106,369
Series 2, 5.00%, 11/1/2028	575,000	682,209
Series 3, 5.00%, 11/1/2021	210,000	231,319
Series 3, 5.00%, 11/1/2022	195,000	219,736
Security Description	Principal Amount	Value
Series 3, 5.00%, 11/1/2023	$ 125,000	$ 140,525
Series 3, 5.00%, 11/1/2025	310,000	346,723
Series 3, 5.00%, 11/1/2031	490,000	576,294
Series 4, 5.00%, 5/1/2025	345,000	401,318
Series 4, 5.00%, 5/1/2026	595,000	689,843
Series A, 4.00%, 5/1/2034	100,000	106,424
Series A, 5.00%, 5/1/2023	190,000	211,046
Series A, 5.00%, 5/1/2024	1,595,000	1,792,494
Series A, 5.00%, 5/1/2025	955,000	1,080,086
Series A, 5.00%, 5/1/2026	335,000	384,409
Series A, 5.00%, 5/1/2027	935,000	1,086,592
Series A, 5.00%, 5/1/2035	130,000	147,658
Series B, 4.00%, 5/1/2023	355,000	387,170
Series B, 5.00%, 5/1/2023	1,530,000	1,625,997
Series B, 5.00%, 5/1/2025	550,000	582,824
Series B, 5.00%, 5/1/2028	100,000	111,077
Series B, 5.00%, 5/1/2029	160,000	177,723
Series B, 5.00%, 5/1/2030	2,900,000	3,221,233
Series C, 5.00%, 5/1/2029	700,000	804,979
Series D, 4.00%, 5/1/2029	105,000	113,134
Series D, 5.00%, 5/1/2033	1,240,000	1,402,080
		44,020,498
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,681,688,310)		2,668,885,859

	Shares
SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f) (Cost $1,567,027)	1,567,027	1,567,027
TOTAL INVESTMENTS — 99.0% (Cost $2,683,255,337)		2,670,452,886
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		26,140,595
NET ASSETS — 100.0%		$ 2,696,593,481

(a)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	4.1%
Assured Guaranty Municipal Corp.	0.8%

(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.

153

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

VRN	= Variable Rate Note
154

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$ —	$ 21,436,578	$—	$ 21,436,578
Alaska	—	3,668,443	—	3,668,443
Arizona	—	54,008,105	—	54,008,105
Arkansas	—	7,792,011	—	7,792,011
California	—	523,972,423	—	523,972,423
Colorado	—	38,130,397	—	38,130,397
Connecticut	—	13,627,859	—	13,627,859
Delaware	—	8,756,514	—	8,756,514
District of Columbia	—	34,776,251	—	34,776,251
Florida	—	88,243,514	—	88,243,514
Georgia	—	53,500,502	—	53,500,502
Hawaii	—	35,374,475	—	35,374,475
Idaho	—	980,764	—	980,764
Illinois	—	48,481,822	—	48,481,822
Indiana	—	12,303,449	—	12,303,449
Iowa	—	5,533,554	—	5,533,554
Kansas	—	13,960,736	—	13,960,736
Kentucky	—	10,731,361	—	10,731,361
Louisiana	—	18,951,421	—	18,951,421
Maine	—	2,532,194	—	2,532,194
Maryland	—	96,860,063	—	96,860,063
Massachusetts	—	128,734,994	—	128,734,994
Michigan	—	21,384,254	—	21,384,254
Minnesota	—	37,675,625	—	37,675,625
Mississippi	—	8,926,259	—	8,926,259
Missouri	—	16,767,652	—	16,767,652
Nebraska	—	10,402,259	—	10,402,259
Nevada	—	26,776,392	—	26,776,392
New Hampshire	—	681,674	—	681,674
New Jersey	—	12,431,918	—	12,431,918
New Mexico	—	9,383,287	—	9,383,287
New York	—	472,452,149	—	472,452,149
North Carolina	—	36,088,907	—	36,088,907
North Dakota	—	1,210,692	—	1,210,692
Ohio	—	58,944,096	—	58,944,096
Oklahoma	—	9,100,039	—	9,100,039
Oregon	—	40,435,384	—	40,435,384
Pennsylvania	—	51,097,033	—	51,097,033
Rhode Island	—	5,528,135	—	5,528,135
South Carolina	—	9,355,570	—	9,355,570
South Dakota	—	553,280	—	553,280
Tennessee	—	23,767,193	—	23,767,193
Texas	—	341,872,995	—	341,872,995
Utah	—	14,053,187	—	14,053,187
Virginia	—	73,419,261	—	73,419,261
Washington	—	118,754,987	—	118,754,987
West Virginia	—	1,445,703	—	1,445,703
Wisconsin	—	44,020,498	—	44,020,498
Short-Term Investment	1,567,027	—	—	1,567,027
TOTAL INVESTMENTS	$1,567,027	$2,668,885,859	$—	$2,670,452,886
155

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,583,642	$2,583,642	$344,235,028	$345,251,643	$—	$—	1,567,027	$1,567,027	$127,237	$—
156	ARTFI

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$ 250,000	$ 267,373
Series A, 5.00%, 9/1/2022	3,090,000	3,464,848
Series A, 5.00%, 9/1/2023	3,950,000	4,513,665
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	7,725,000	8,104,297
Series B, 5.00%, 1/1/2021	385,000	414,918
Series B, 5.00%, 1/1/2022	1,735,000	1,914,781
Series B, 5.00%, 1/1/2023	250,000	281,855
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	3,105,000	3,219,699
Series A, 5.00%, 8/1/2021	210,000	229,765
Series A, 5.00%, 8/1/2022	1,675,000	1,875,698
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	2,115,000	2,369,202
		26,656,101
ALASKA — 0.2%
Alaska, State General Obligation Series B, 5.00%, 8/1/2022	425,000	473,624
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	550,000	571,676
Series B, 5.00%, 9/1/2020	5,100,000	5,452,155
Series C, 5.00%, 9/1/2019	100,000	103,941
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	215,000	222,293
		6,823,689
ARIZONA — 2.5%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	130,355
Arizona, Phoenix Civic Improvement Corp., Lease Revenue Series B, 5.00%, 7/1/2022	1,510,000	1,684,314
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue 5.00%, 7/1/2019	5,650,000	5,842,156
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2020	250,000	266,060
Series A, 5.00%, 7/1/2021	100,000	109,074
Series B, 5.00%, 7/1/2019	5,030,000	5,201,070
Series B, 5.00%, 7/1/2020	1,875,000	1,995,975
Series B, 5.00%, 7/1/2021	285,000	311,035
Series B, 5.00%, 7/1/2022	485,000	541,779
Security Description	Principal Amount	Value
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 1/1/2020	$ 305,000	$ 320,113
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	1,000,000	1,104,690
Series A, 5.00%, 1/1/2023	4,355,000	4,913,921
Arizona, School Facilities Board Lease Series A, 5.00%, 9/1/2020	470,000	501,936
Arizona, School Facilities Board Lease Revenue:
Series A, 5.00%, 9/1/2019	310,000	321,926
Series A, 5.00%, 9/1/2021	250,000	273,260
Arizona, State 5.00%, 9/1/2022	185,000	206,109
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,375,000	4,524,712
Arizona, State Transportation Board, Highway Revenue:
Series A, 5.00%, 7/1/2021	205,000	223,602
Series A, 5.00%, 7/1/2022	165,000	183,845
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	115,000	122,435
5.00%, 7/1/2022	3,195,000	3,565,109
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	111,544
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	885,000	897,965
4.00%, 7/1/2022	1,100,000	1,185,811
City of Phoenix Civic Improvement Corp., Lease Revenue Series B, 5.00%, 7/1/2023	8,000,000	9,119,040
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	16,286,881
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2019	510,000	527,503
5.00%, 7/1/2020	665,000	708,125
5.00%, 7/1/2021	290,000	316,315
5.00%, 7/1/2022	355,000	396,269
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.25%, 7/1/2019	1,550,000	1,605,908
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	885,000	906,311

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Phoenix, AZ, General Obligation:
4.00%, 7/1/2020	$ 150,000	$ 156,768
4.00%, 7/1/2021	390,000	414,316
4.00%, 7/1/2022	115,000	124,063
5.00%, 7/1/2019	635,000	656,730
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,494,031
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2020	190,000	201,812
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	186,242
5.00%, 7/1/2021	2,080,000	2,265,557
Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2023	210,000	236,951
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2019	7,130,000	7,234,454
4.00%, 7/1/2019	385,000	394,425
Scottsdale, AZ, Municipal Property Corp., Sales Tax Revenue 5.00%, 7/1/2020	170,000	180,991
State of Arizona 5.00%, 10/1/2021	6,015,000	6,582,936
Tucson, AZ, Water System Revenue 5.00%, 7/1/2020	750,000	798,180
		90,332,604
ARKANSAS — 0.4%
Arkansas, State General Obligation:
3.25%, 6/15/2022	4,780,000	4,957,290
4.00%, 6/15/2020	7,135,000	7,440,021
5.00%, 4/1/2020	650,000	686,238
5.00%, 6/15/2021	2,850,000	3,110,005
		16,193,554
CALIFORNIA — 18.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	682,481
Alameda County, CA, Transportation Authority Sales Tax Revenue:
5.00%, 3/1/2020	400,000	422,944
5.00%, 3/1/2021	320,000	348,403
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2020	920,000	989,405
Security Description	Principal Amount	Value
Series A, 5.00%, 9/15/2021	$ 100,000	$ 110,398
Beverly Hills, CA, Unified School District, General Obligation:
3.00%, 8/1/2019	2,000,000	2,035,400
3.00%, 8/1/2020	1,250,000	1,289,250
3.00%, 8/1/2021	3,000,000	3,124,710
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	21,050,000	22,693,794
5.00%, 10/1/2021	8,430,000	9,335,298
California Infrastructure & Economic Development Bank Revenue:
2.00%, 10/1/2019	1,750,000	1,764,193
5.00%, 10/1/2022	155,000	175,923
California Municipal Finance Authority Revenue:
5.00%, 10/1/2020	295,000	317,494
5.00%, 10/1/2022	245,000	276,999
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	78,242
5.00%, 4/1/2019	260,000	267,179
2.10%, 4/1/2045 (a)	13,000,000	13,089,440
Series C, 1.38%, 4/1/2053 (a)	11,125,000	11,057,360
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 5.00%, 6/1/2021	165,000	181,041
Series B, 5.00%, 6/1/2022	390,000	439,124
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 4.00%, 12/1/2018	245,000	247,661
Series AS, 5.00%, 12/1/2021	1,635,000	1,817,074
Series AW, 5.00%, 12/1/2021	2,025,000	2,250,504
Series AX, 5.00%, 12/1/2022	3,000,000	3,412,110
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2020	170,000	180,717
Series O, 5.00%, 5/1/2021	2,700,000	2,953,530
Series O, 5.00%, 5/1/2022	1,105,000	1,239,556
California, State General Obligation:
3.00%, 9/1/2019	1,125,000	1,145,250
4.00%, 5/1/2023	900,000	987,210
4.00%, 11/1/2023	3,655,000	4,034,279
5.00%, 11/1/2018	305,000	308,681
5.00%, 8/1/2019	9,000,000	9,343,260
5.00%, 9/1/2019	200,000	208,188
5.00%, 10/1/2019	950,000	991,544
5.00%, 11/1/2019	500,000	523,250
5.00%, 12/1/2019	18,980,000	19,914,765

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 2/1/2020	$ 255,000	$ 268,903
5.00%, 3/1/2020	175,000	185,008
5.00%, 8/1/2020	53,225,000	57,066,780
5.00%, 9/1/2020	100,000	107,480
5.00%, 10/1/2020	10,000,000	10,774,000
5.00%, 12/1/2020	380,000	411,468
5.00%, 3/1/2021	345,000	375,150
5.00%, 8/1/2021	20,090,000	22,088,553
5.00%, 9/1/2021	20,540,000	22,630,355
5.00%, 10/1/2021	110,000	121,482
5.00%, 11/1/2021	105,000	116,198
5.00%, 5/1/2022	380,000	425,224
5.00%, 8/1/2022	3,340,000	3,759,771
5.00%, 9/1/2022	5,535,000	6,241,875
5.00%, 10/1/2022	110,000	124,271
5.00%, 11/1/2022	32,235,000	36,496,145
5.00%, 12/1/2022	1,745,000	1,979,162
5.00%, 3/1/2023	1,905,000	2,169,014
5.00%, 8/1/2023	2,345,000	2,692,810
4.00%, 12/1/2030 (a)	14,115,000	15,028,946
Series A, 5.00%, 9/1/2022	8,000,000	9,021,680
Series B, 5.00%, 9/1/2019	150,000	156,141
Series B, 5.00%, 9/1/2020	20,875,000	22,436,450
Series B, 5.00%, 9/1/2021	3,400,000	3,746,018
California, State University Revenue:
Series A, 4.00%, 11/1/2019	2,955,000	3,053,697
Series A, 4.00%, 11/1/2020	2,150,000	2,274,507
Series A, 5.00%, 11/1/2018	250,000	253,035
Series A, 5.00%, 11/1/2019	4,465,000	4,672,622
Series A, 5.00%, 11/1/2020	5,985,000	6,468,049
Series A, 5.00%, 11/1/2021	5,080,000	5,635,701
Chabot-Las Positas, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2019	4,025,000	4,138,706
Series A, 4.00%, 8/1/2020	2,700,000	2,837,565
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	125,000	129,364
Series A, 5.00%, 6/15/2022	2,030,000	2,286,511
Series R1, 5.00%, 6/15/2021	340,000	373,279
Series R1, 5.00%, 6/15/2022	420,000	473,071
Contra Costa, CA, Transportation Authority Revenue:
Series B, 5.00%, 3/1/2019	250,000	256,065
Series B, 5.00%, 3/1/2025	100,000	105,804
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2024	100,000	105,804
Contra Costa, CA, Water District Revenue Series T, 5.00%, 10/1/2020	475,000	511,547
Security Description	Principal Amount	Value
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	$ 955,000	$ 983,201
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 11/1/2022	2,425,000	2,747,719
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 10/1/2019	205,000	211,318
Series A, 5.00%, 10/1/2022	4,000,000	4,527,680
Fremont, CA, Union High School District, Santa Clara County, General Obligation:
5.00%, 8/1/2019	2,755,000	2,860,682
5.00%, 8/1/2021	175,000	192,687
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023 (b)	3,750,000	4,317,750
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2018	160,000	160,000
Series A, 5.00%, 7/1/2020	11,625,000	12,435,647
Series A, 5.00%, 6/1/2021	215,000	235,773
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	11,125,000	11,562,769
Series A, 5.00%, 8/1/2022	800,000	904,920
Series C, 5.00%, 8/1/2019	380,000	394,953
Series C, 5.00%, 8/1/2020	3,040,000	3,262,011
Series C, 5.00%, 8/1/2022	1,000,000	1,131,150
Series I, 3.00%, 8/1/2019	2,800,000	2,850,456
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2019	400,000	414,252
Los Angeles, CA, Department of Water Revenue:
Series A, 5.00%, 7/1/2023	1,720,000	1,981,767
Series B, 5.00%, 7/1/2020	50,000	53,467
Los Angeles, CA, Solid Waste Resources Revenue Series A, 5.50%, 2/1/2020	3,500,000	3,723,685
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,213,920
Series A, 5.00%, 7/1/2020	11,540,000	12,344,800
Series A, 5.00%, 7/1/2021	1,025,000	1,126,188
Series A, 5.00%, 7/1/2022	27,400,000	30,877,608
Series A, 5.00%, 7/1/2023	20,200,000	23,263,936
Series C, 5.00%, 7/1/2021	295,000	324,122
Series D, 5.00%, 7/1/2020	250,000	267,435

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2020	$ 125,000	$ 133,210
Series B, 5.00%, 6/1/2022	1,570,000	1,765,858
Series D, 5.00%, 6/1/2020	3,660,000	3,899,693
Milpitas, CA, Redevelopment Agency Successor 5.00%, 9/1/2020	765,000	821,373
Miracosta, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	120,000	123,390
North Orange County, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	350,000	359,888
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	230,000	246,503
6.63%, 8/1/2038	1,055,000	1,212,891
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,515,000	3,702,420
Oakland-Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2021	3,090,000	3,400,329
Series A, 5.00%, 8/1/2022	9,965,000	11,234,142
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	250,000	276,788
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,250,000	2,404,620
Series D, 5.00%, 8/15/2021	2,410,000	2,658,881
Series E, 5.00%, 8/15/2020	15,000	16,109
Series E, 5.00%, 8/15/2022	3,810,000	4,307,776
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	5,270,000	5,633,630
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,565,500
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	170,000	175,188
5.00%, 5/1/2020	1,555,000	1,654,473
Series S1, 3.00%, 5/1/2021	3,260,000	3,376,578
Series S1, 5.00%, 5/1/2021	11,945,000	13,000,460
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2019	150,000	156,053
Series A, 5.00%, 9/1/2020	1,060,000	1,139,988
Security Description	Principal Amount	Value
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	$ 3,310,000	$ 3,630,871
San Diego, CA, Unified School District, General Obligation:
Series H-2, 5.00%, 7/1/2019	100,000	103,563
Series H-2, 5.00%, 7/1/2020	9,200,000	9,835,996
Series R-3, 5.00%, 7/1/2019	3,580,000	3,707,555
San Francisco Unified School District, General Obligation Series F&C, 5.00%, 6/15/2020	1,035,000	1,103,320
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	555,000	593,256
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 4.00%, 8/1/2019	285,000	292,957
Series C, 5.00%, 8/1/2020	100,000	107,196
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,345,000	1,409,358
5.00%, 11/1/2020	135,000	145,928
San Francisco, CA, City & County, General Obligation Series R1, 5.00%, 6/15/2020	125,000	133,450
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	110,836
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	275,000	286,487
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2022	3,260,000	3,671,086
San Jose Unified School District, General Obligation 5.00%, 8/1/2020	300,000	321,717
San Jose, CA, Financing Authority Revenue Series A, 5.00%, 6/1/2019	155,000	160,118
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 4.00%, 6/15/2019	100,000	102,464
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	710,000	727,040
Series A, 5.00%, 6/1/2020	750,000	798,968
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,330,000	1,465,793

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2020	$ 715,000	$ 766,037
Series A, 5.00%, 7/1/2021	10,000,000	10,996,400
Series B, 5.00%, 8/1/2022	12,150,000	13,722,210
Series E, 5.00%, 7/1/2021	210,000	231,378
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a)	150,000	150,563
Series A, 5.00%, 7/1/2022	415,000	455,454
Southwestern Community College District, General Obligation:
Series A, 4.00%, 8/1/2019	5,150,000	5,294,354
Series A, 4.00%, 8/1/2020	2,550,000	2,678,290
State Center, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	480,000	493,560
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,812,706
University of California, Revenue:
Series A, 5.00%, 11/1/2019	2,320,000	2,427,880
Series A, 5.00%, 11/1/2020	365,000	394,459
Series AK, 5.00%, 5/15/2048 (a)	10,000,000	11,489,500
Series AO, 5.00%, 5/15/2019	150,000	154,898
Series AO, 5.00%, 5/15/2020	5,370,000	5,728,984
Series AO, 5.00%, 5/15/2021	200,000	219,388
Series AT, 1.40%, 5/15/2046 (a)	425,000	417,227
Series B-2, 4.00%, 11/1/2049 (a)	100,000	105,640
Series I, 5.00%, 5/15/2019	230,000	237,510
Series I, 5.00%, 5/15/2020	8,350,000	8,908,197
Series I, 5.00%, 5/15/2021	385,000	421,756
Series I, 5.00%, 5/15/2022	15,000	16,851
		673,701,706
COLORADO — 0.7%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	1,260,000	1,388,835
Arapahoe County, CO, School District No. 5 Cherry Creek, General Obligation Series B, 5.00%, 12/15/2019	350,000	367,140
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023 (b)	1,500,000	1,718,895
Series A-3, 5.00%, 11/15/2022	8,700,000	9,778,191
Security Description	Principal Amount	Value
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2020	$ 750,000	$ 801,105
Series A, 5.00%, 8/1/2021	100,000	109,538
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2021	5,720,000	6,308,874
Series B, 4.00%, 12/1/2020	120,000	126,404
Eagle County School District No. Re50J, General Obligation:
5.00%, 12/1/2020	1,700,000	1,829,863
5.00%, 12/1/2021	1,200,000	1,320,612
Illinois, State Regional Transportation District 5.00%, 6/1/2020	150,000	159,122
Platte River, CO, Power Authority Revenue Series JJ, 5.00%, 6/1/2020	420,000	446,275
University of Colorado, Revenue:
5.25%, 6/1/2036	100,000	109,651
Series A-2, 5.00%, 6/1/2022	810,000	904,851
		25,369,356
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A, 1.30%, 7/1/2048 (a)	2,400,000	2,380,224
Series A, 2.05%, 7/1/2035 (a)	1,385,000	1,385,402
Series A-1, 1.00%, 7/1/2042 (a)	4,095,000	4,072,068
Series A-1, 5.00%, 7/1/2042 (a)	1,100,000	1,225,631
Series A-2, 5.00%, 7/1/2042 (a)	13,500,000	15,041,835
Series B-1, VRN, 5.00%, 7/1/2029 (a)	105,000	111,809
Series B-2, 5.00%, 7/1/2037 (a)	180,000	191,453
Series C-2, 5.00%, 7/1/2057 (a)	32,010,000	36,025,975
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,277,830
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	133,331
		63,845,558
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	380,000	411,654

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2022	$ 145,000	$ 160,930
Series A, 5.00%, 2/1/2023	1,750,000	1,980,177
Series B, 5.00%, 2/1/2021	405,000	437,817
Series B, 5.00%, 7/1/2022	3,615,000	4,041,213
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,930,000	1,996,624
5.00%, 7/1/2020	7,750,000	8,244,683
5.00%, 7/1/2021	1,985,000	2,163,908
5.00%, 7/1/2022	460,000	512,914
		19,949,920
DISTRICT OF COLUMBIA — 0.7%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2019	250,000	257,885
Series A, 5.00%, 6/1/2020	2,875,000	3,054,860
Series A, 5.00%, 6/1/2021	2,155,000	2,345,847
Series A, 5.00%, 6/1/2022	400,000	445,560
Series D, 5.00%, 6/1/2019	475,000	489,982
Series D, 5.00%, 6/1/2020	100,000	106,256
Series D, 5.00%, 6/1/2021	280,000	304,797
Series D, 5.00%, 6/1/2022	3,015,000	3,358,408
Series E, 5.00%, 6/1/2019	300,000	309,462
Series E, 5.00%, 6/1/2020	170,000	180,635
District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2019	1,550,000	1,623,889
Series A, 5.00%, 12/1/2022	2,095,000	2,359,997
District of Columbia, Water & Sewer Authority Revenue Series A, 5.00%, 10/1/2022	1,630,000	1,827,996
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	53,151
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,346,260
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	250,000	272,150
Series A-1, 5.00%, 7/1/2022	2,650,000	2,948,363
Series B, 5.00%, 7/1/2022	2,500,000	2,781,475
		26,066,973
FLORIDA — 3.0%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	290,000	308,084
Series B, 5.00%, 6/1/2020	180,000	191,225
Series B, 5.00%, 6/1/2022	300,000	334,650
Series D, 5.00%, 6/1/2021	175,000	190,759
Series E, 5.00%, 6/1/2019	275,000	283,649
Series E, 5.00%, 6/1/2021	185,000	201,659
Series E, 5.00%, 6/1/2022	115,000	128,283
Florida, State Board of Education, Lottery Revenue:
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2018	475,000	$ 475,000
Series A, 5.00%, 7/1/2019	1,165,000	1,204,866
Series A, 5.00%, 7/1/2020	$ 780,000	830,583
Series A, 5.00%, 7/1/2021	1,125,000	1,228,804
Series B, 5.00%, 7/1/2019	175,000	180,989
Series B, 5.00%, 7/1/2020	280,000	298,158
Series B, 5.00%, 7/1/2021	8,295,000	9,060,380
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	1,605,000	1,706,147
Series A, 5.00%, 7/1/2020	4,595,000	4,884,577
Series A, 5.00%, 7/1/2021	8,115,000	8,846,405
Series A, 5.00%, 7/1/2022	200,000	222,842
Florida, State Department of Environmental Protection, Preservation Revenue 5.00%, 7/1/2019	2,150,000	2,222,476
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2019	6,755,000	7,005,273
Series A, 5.00%, 9/1/2020	7,000,000	7,491,050
Series A, 5.00%, 8/1/2021	200,000	218,950
Series A, 5.00%, 9/1/2022	13,315,000	14,918,925
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2019	225,000	234,000
Florida, State General Obligation:
5.00%, 7/1/2020	7,145,000	7,614,141
Series A, 5.00%, 6/1/2022	2,065,000	2,303,507
Series B, 5.00%, 6/1/2022	210,000	234,255
Series C, 5.00%, 6/1/2020	525,000	557,739
Series C, 5.00%, 6/1/2021	100,000	109,005
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2022	3,020,000	3,367,391
Series B, 5.00%, 7/1/2018	240,000	240,000
Series B, 5.00%, 7/1/2019	100,000	103,412
Series B, 5.00%, 7/1/2020	185,000	196,884
Series B, 5.00%, 7/1/2021	125,000	136,304
Series B, 5.00%, 7/1/2022	150,000	167,255
Series C, 5.00%, 7/1/2019	7,250,000	7,497,370
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,600,000	2,914,678
Hillsborough County, FL, Investment Tax Revenue 5.00%, 11/1/2020	250,000	268,387
Jacksonville, FL, Special Revenue Series C, 5.00%, 10/1/2019	100,000	104,170
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	285,000	291,783
Series A, 4.00%, 10/1/2020	145,000	152,212
Series A, 5.00%, 10/1/2018	100,000	100,853

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2019	1,460,000	$ 1,519,726
Series D, 5.00%, 10/1/2018	$ 100,000	100,875
Series D, 5.00%, 10/1/2019	360,000	375,059
Series D, 5.00%, 10/1/2020	105,000	112,308
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	810,000	844,190
Series A, 5.00%, 10/1/2020	365,000	391,488
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2019	495,000	511,939
Series A, 5.00%, 7/1/2019	790,000	817,034
Series A, 5.00%, 7/1/2020	200,000	212,644
Series A, 5.00%, 7/1/2021	3,550,000	3,865,630
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2020	500,000	527,610
Miami-Dade County, FL, Transit System Revenue:
5.00%, 7/1/2020	180,000	191,308
5.00%, 7/1/2022	200,000	222,762
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	130,181
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2019	180,000	183,146
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	363,973
5.00%, 10/1/2022	125,000	140,021
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	100,000	100,883
Series A, 5.00%, 10/1/2019	220,000	229,286
Series A, 5.00%, 10/1/2021	2,160,000	2,371,810
Palm Beach County, School District:
Series A, 5.00%, 8/1/2021	345,000	375,957
Series B, 5.00%, 8/1/2019	1,000,000	1,036,500
Series B, 5.00%, 8/1/2021	100,000	108,973
Palm Beach County, School District Lease Revenue:
Series B, 5.00%, 8/1/2019	215,000	222,848
Series B, 5.00%, 8/1/2020	910,000	968,922
Reedy Creek, FL, Improvement District, General Obligation Series A, 5.00%, 6/1/2021	405,000	440,506
South Florida Water Management District:
5.00%, 10/1/2019	160,000	166,754
5.00%, 10/1/2020	2,025,000	2,165,474
5.00%, 10/1/2023	2,340,000	2,661,539
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	126,075
		110,512,501
Security Description	Principal Amount	Value
GEORGIA — 2.4%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	$ 3,525,000	$ 3,889,132
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	305,000	327,579
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	4,220,000	4,535,107
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2022	2,625,000	2,907,056
Series A-1, 5.00%, 2/1/2021	210,000	227,126
Series A-1, 5.00%, 2/1/2022	10,605,000	11,744,507
Series A-1, 5.00%, 2/1/2023	150,000	169,800
Series C, 5.00%, 7/1/2019	1,345,000	1,391,429
Series C, 5.00%, 7/1/2021	1,160,000	1,267,741
Series C, 5.00%, 7/1/2022	11,700,000	13,088,790
Series C-1, 5.00%, 1/1/2023	5,025,000	5,679,154
Series C-1, 5.00%, 7/1/2023	10,000,000	11,419,200
Gwinnett County, GA, School District, General Obligation:
3.00%, 2/1/2019	410,000	413,735
5.00%, 2/1/2020	1,305,000	1,374,048
5.00%, 8/1/2020	305,000	325,783
5.00%, 2/1/2021	5,600,000	6,056,680
5.00%, 8/1/2021	5,000,000	5,476,900
5.00%, 2/1/2022	8,510,000	9,430,612
5.00%, 8/1/2022	2,630,000	2,949,519
Richmond County, GA, Board of Education, General Obligation:
5.00%, 10/1/2019	715,000	745,359
5.00%, 10/1/2021	4,265,000	4,686,041
		88,105,298
HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2019	250,000	260,680
Series A, 5.00%, 10/1/2022	2,285,000	2,564,524
Series B, 5.00%, 10/1/2018	150,000	151,347
Series B, 5.00%, 11/1/2018	150,000	151,791
Series B, 5.00%, 10/1/2019	3,400,000	3,545,248
Series D, 5.00%, 9/1/2022	4,710,000	5,279,345
Hawaii, State General Obligation:
Series EH, 5.00%, 8/1/2019	150,000	155,508
Series EH, 5.00%, 8/1/2020	305,000	325,524
Series EH-2017, 5.00%, 8/1/2021	135,000	147,706
Series EL, 4.00%, 8/1/2020	125,000	130,870
Series EO, 5.00%, 8/1/2019	3,040,000	3,151,629
Series EP, 5.00%, 8/1/2019	470,000	487,258
Series ET, 4.00%, 10/1/2022	1,770,000	1,914,821
Series EY, 5.00%, 10/1/2020	5,485,000	5,880,523
Series EY, 5.00%, 10/1/2021	140,000	153,821

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series EZ, 5.00%, 10/1/2019	$ 140,000	$ 145,891
Series EZ, 5.00%, 10/1/2020	6,000,000	6,432,660
Series FB, 5.00%, 4/1/2020	285,000	301,293
Series FB, 5.00%, 4/1/2021	5,050,000	5,479,301
Series FE, 5.00%, 10/1/2019	270,000	281,362
Series FH, 3.00%, 10/1/2021	3,500,000	3,626,105
Series FK, 4.00%, 5/1/2022	3,250,000	3,495,765
		44,062,972
ILLINOIS — 1.1%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	8,104,225
Illinois, State Finance Authority Revenue:
4.00%, 7/1/2018	105,000	105,000
5.00%, 7/1/2018	110,000	110,000
5.00%, 7/1/2019	5,885,000	6,085,149
5.00%, 1/1/2020	1,435,000	1,505,889
5.00%, 7/1/2020	950,000	1,010,448
5.00%, 1/1/2021	225,000	242,314
5.00%, 7/1/2021	1,530,000	1,667,899
5.00%, 1/1/2022	330,000	363,254
5.00%, 7/1/2022	1,755,000	1,953,297
Series A, 5.00%, 10/1/2019	1,085,000	1,129,290
Series A, 5.00%, 10/1/2020	380,000	406,448
Series A, 5.00%, 10/1/2021	795,000	870,589
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,050,000	10,010,295
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	440,000	452,355
5.00%, 6/15/2021	1,000,000	1,072,130
5.00%, 6/15/2022	150,000	163,724
Series C, 5.00%, 6/15/2022	180,000	196,468
Series D, 5.00%, 6/15/2023	100,000	110,833
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	250,000	261,450
Series A, 5.00%, 12/1/2020	325,000	348,868
Series A, 5.00%, 12/1/2021	585,000	642,172
Series D, 5.00%, 1/1/2020	165,000	172,900
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2021	125,000	134,505
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Series D, 5.00%, 12/1/2019	2,100,000	2,195,886
New York, NY, Sales Tax Asset Receivable Corp., Revenue 5.00%, 1/1/2022	825,000	899,671
		40,215,059
Security Description	Principal Amount	Value
INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	$ 370,000	$ 403,233
Indiana, State Finance Authority Revenue:
Series B, 5.00%, 2/1/2020	175,000	184,175
Series B, 5.00%, 2/1/2021	3,015,000	3,259,306
Series B, 5.00%, 2/1/2022	2,205,000	2,440,318
Series C, 5.00%, 12/1/2021	3,540,000	3,908,160
		10,195,192
IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2018	140,000	140,399
5.00%, 8/1/2019	1,130,000	1,172,239
5.00%, 8/1/2022	4,455,000	4,990,669
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	233,474
Series A, 5.00%, 6/1/2021	925,000	1,004,994
		7,541,775
KANSAS — 0.3%
Johnson County, Unified School District No. 233, General Obligation:
5.00%, 9/1/2021	1,620,000	1,773,333
Series B, 5.00%, 9/1/2022	1,600,000	1,791,376
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2020	2,250,000	2,407,837
Series A, 5.00%, 9/1/2021	3,295,000	3,614,318
Series B, 5.00%, 9/1/2019	220,000	228,697
Series C, 5.00%, 9/1/2020	350,000	374,553
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2018	145,000	145,845
		10,335,959
KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2019	1,065,000	1,099,943
Series A, 5.00%, 7/1/2021	445,000	484,155
Series A, 5.00%, 7/1/2022	3,790,000	4,210,538
Series A, 5.00%, 7/1/2023	200,000	226,350
Series B, 5.00%, 7/1/2022	800,000	888,768
University of Kentucky, General Receipts Revenue Series D, 5.00%, 10/1/2021	1,000,000	1,097,730
University of Kentucky, Revenue Series D, 5.25%, 10/1/2020	245,000	263,956
		8,271,440

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
LOUISIANA — 0.3%
Louisiana, State General Obligation:
5.00%, 5/1/2019	$ 250,000	$ 257,208
Series B, 5.00%, 10/1/2021	7,000,000	7,654,010
Series B, 5.00%, 8/1/2022	160,000	177,974
Series C, 5.00%, 8/1/2019	2,545,000	2,639,292
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,030,860
Series A, 5.00%, 6/15/2020	120,000	127,134
		11,886,478
MAINE — 0.1%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2020	205,000	220,272
Maine, State General Obligation:
Series B, 5.00%, 6/1/2020	1,455,000	1,546,025
Series B, 5.00%, 6/1/2021	2,635,000	2,869,937
Series B, 5.00%, 6/1/2022	175,000	195,003
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	278,757
		5,109,994
MARYLAND — 6.0%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	201,780
5.00%, 4/1/2019	300,000	307,851
5.00%, 4/1/2020	14,775,000	15,627,518
Baltimore County, MD, General Obligation:
5.00%, 8/1/2019	100,000	103,716
5.00%, 2/1/2020	500,000	526,375
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,613,850
Howard County, MD, General Obligation 5.00%, 2/15/2020	2,000,000	2,107,080
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	326,946
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	11,819,258
Maryland, State Department of Transportation:
4.00%, 9/1/2021	4,000,000	4,262,800
5.00%, 12/1/2019	115,000	120,482
5.00%, 2/1/2020	240,000	252,583
5.00%, 6/1/2020	155,000	164,697
5.00%, 12/15/2020	13,925,000	15,022,986
5.00%, 2/1/2021	1,625,000	1,756,235
Security Description	Principal Amount	Value
5.00%, 5/1/2022	$ 9,705,000	$ 10,806,615
5.00%, 9/1/2022	15,000,000	16,825,950
Maryland, State Department of Transportation Revenue:
5.00%, 9/1/2020	100,000	107,015
5.00%, 2/15/2023	160,000	181,064
5.00%, 5/1/2023	8,240,000	9,367,973
Maryland, State General Obligation:
4.00%, 8/15/2018	105,000	105,324
4.00%, 8/1/2019	625,000	641,706
5.00%, 8/1/2019	1,280,000	1,327,847
5.00%, 3/1/2020	1,000,000	1,054,990
5.00%, 8/1/2020	3,415,000	3,646,230
5.00%, 6/1/2021	15,755,000	17,173,738
5.00%, 8/1/2021	140,000	153,265
5.00%, 6/1/2022	14,175,000	15,806,542
5.00%, 3/1/2023	100,000	107,978
5.00%, 3/1/2024	100,000	107,978
Series 2-C, 5.00%, 8/1/2021	615,000	673,271
Series 2-C, 5.00%, 8/1/2022	160,000	179,104
Series A, 5.00%, 3/1/2020	315,000	332,322
Series A, 5.00%, 8/1/2020	135,000	144,141
Series A, 5.00%, 3/1/2021	13,030,000	14,115,399
Series A, 5.00%, 8/1/2021	1,535,000	1,680,441
Series A, 5.00%, 3/1/2022	5,075,000	5,626,855
Series A, 5.00%, 3/15/2022	200,000	221,970
Series A, 5.00%, 8/1/2022	5,015,000	5,613,791
Series A, 5.00%, 3/1/2023	1,420,000	1,607,298
Series A, 5.00%, 8/1/2023	2,450,000	2,773,021
Series B, 4.50%, 8/1/2021	185,000	199,772
Series B, 5.00%, 8/1/2021	605,000	662,324
Series B, 5.00%, 8/1/2022	10,000,000	11,194,000
Series B, 5.00%, 8/1/2024	1,970,000	2,200,293
Series E, 5.00%, 8/1/2019	115,000	119,299
Maryland, State Stadium Authority Revenue 5.00%, 5/1/2023	1,500,000	1,692,795
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2019	10,900,000	11,389,192
Series A, 5.00%, 11/1/2020	200,000	215,092
Series A, 5.00%, 11/1/2021	2,320,000	2,555,526
Series B, 5.00%, 11/1/2020	4,800,000	5,162,208
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,145,296
Series A, 5.00%, 9/15/2020	255,000	273,261
Series A, 5.00%, 3/1/2022	180,000	199,505
Series A, 5.00%, 7/15/2023	5,000,000	5,701,950
Series B, 4.00%, 3/1/2019	350,000	355,894
Series B, 4.00%, 7/15/2020	840,000	879,136
Series B, 4.00%, 7/15/2022	905,000	976,622
Washington Suburban Sanitary Commission 5.00%, 6/1/2020	100,000	106,256

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2019	$ 260,000	$ 263,466
4.00%, 6/1/2020	210,000	219,204
5.00%, 6/1/2020	290,000	308,142
5.00%, 6/1/2022	500,000	557,350
5.00%, 6/1/2023	3,000,000	3,412,920
		218,385,488
MASSACHUSETTS — 5.0%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	158,249
Series A, 5.00%, 4/1/2022	1,685,000	1,875,472
Series A, 5.00%, 5/1/2023	3,000,000	3,418,080
Massachusetts, Bay Transportation Authority, Revenue 4.00%, 12/1/2021	170,000	181,793
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	4,051,426
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2020	775,000	827,809
5.00%, 8/1/2022	13,995,000	15,689,375
Series 16B, 5.00%, 8/1/2018	100,000	100,288
Series 17A, 5.00%, 2/1/2020	3,840,000	4,045,018
Series 20, 5.00%, 2/1/2022	1,050,000	1,163,211
Series 2017, 5.00%, 8/1/2021	100,000	109,506
Series 2017, 5.00%, 8/1/2022	1,535,000	1,720,842
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2021	7,320,000	7,785,624
5.00%, 6/15/2022	950,000	1,033,515
Series A, 5.00%, 6/15/2021	6,000,000	6,374,580
Series A, 5.00%, 6/15/2022	9,675,000	10,525,529
Massachusetts, State General Obligation:
Series A, 5.00%, 3/1/2019	150,000	153,498
Series A, 5.00%, 12/1/2019	595,000	623,108
Series A, 5.00%, 3/1/2021	10,135,000	10,973,773
Series A, 5.00%, 7/1/2021	5,000,000	5,458,250
Series A, 5.00%, 3/1/2022	1,625,000	1,799,265
Series A, 5.00%, 7/1/2022	2,875,000	3,206,890
Series B, 5.00%, 8/1/2019	135,000	139,942
Series B, 5.00%, 8/1/2020	385,000	410,988
Series B, 5.00%, 8/1/2022	2,500,000	2,794,325
Series C, 5.00%, 8/1/2019	10,000,000	10,366,100
Series C, 5.00%, 8/1/2020	150,000	160,125
Series C, 5.00%, 10/1/2021	10,000,000	10,987,200
Series C, 5.00%, 8/1/2022	210,000	234,723
Series C, 5.00%, 10/1/2022	7,920,000	8,882,042
Series C, 5.00%, 2/1/2023	6,725,000	7,587,548
Series D, 5.00%, 4/1/2022	1,780,000	1,974,394
Security Description	Principal Amount	Value
Series D, 5.00%, 4/1/2023	$ 2,160,000	$ 2,445,574
Series D-1-R, 1.05%, 8/1/2043 (a)	885,000	871,707
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,155,450
Series E, 4.00%, 9/1/2021	200,000	212,950
Series E, 5.00%, 11/1/2019	200,000	208,920
Series E, 5.00%, 11/1/2022	9,690,000	10,889,137
Series E, 5.00%, 9/1/2028	7,805,000	8,735,200
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2020	165,000	175,482
5.00%, 6/1/2021	2,290,000	2,495,527
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	125,000	129,714
Massachusetts, State Water Resources Authority Revenue Series C, 4.00%, 8/1/2022	8,430,000	9,114,516
University of Massachusetts, Building Authority Revenue:
5.00%, 11/1/2019	125,000	130,660
Series 2, 5.00%, 11/1/2021	6,055,000	6,651,175
Series 2, 5.00%, 11/1/2022	1,735,000	1,946,653
		181,975,153
MICHIGAN — 0.7%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,614,014
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2019	470,000	482,530
Series I, 5.00%, 4/15/2020	3,215,000	3,396,422
Series I, 5.00%, 10/15/2021	1,520,000	1,666,194
Series I-A, 5.00%, 10/15/2022	200,000	223,722
Michigan, State Finance Authority Revenue:
5.00%, 1/1/2019	275,000	279,834
5.00%, 10/1/2019	245,000	255,403
5.00%, 10/1/2021	2,575,000	2,831,779
Series A, 5.00%, 5/1/2019	225,000	230,902
Series I, 5.00%, 4/15/2022	50,000	55,341
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	202,930
Series A, 5.00%, 12/1/2019	120,000	125,737
Series A, 5.00%, 12/1/2020	2,890,000	3,112,183
Series A, 5.00%, 12/1/2021	3,000,000	3,308,850
Michigan, State Trunk Line Revenue:
5.00%, 11/15/2019	1,335,000	1,396,090
5.00%, 11/15/2020	150,000	161,286

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Rochester, MI, Community School District, General Obligation Series I, 5.00%, 5/1/2021	$ 780,000	$ 844,670
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,422,378
Series A, 5.00%, 4/1/2020	1,735,000	1,834,815
Series A, 5.00%, 4/1/2021	1,930,000	2,094,610
Series A, 5.00%, 4/1/2022	1,405,000	1,561,657
		27,101,347
MINNESOTA — 1.8%
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	100,000	105,115
Minnesota, State 911 Services Revenue 5.00%, 6/1/2021	210,000	228,911
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2020	155,000	164,666
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	383,546
Series A, 5.00%, 8/1/2019	780,000	808,556
Series A, 5.00%, 8/1/2020	1,275,000	1,361,598
Series A, 5.00%, 10/1/2021	100,000	109,939
Series A, 5.00%, 8/1/2022	13,070,000	14,646,895
Series D, 5.00%, 10/1/2019	330,000	343,847
Series D, 5.00%, 8/1/2020	620,000	662,110
Series D, 5.00%, 8/1/2021	5,060,000	5,539,435
Series D, 5.00%, 8/1/2022	2,470,000	2,768,006
Series E, 2.50%, 8/1/2020	105,000	106,793
Series E, 3.00%, 8/1/2021	125,000	129,205
Series F, 5.00%, 10/1/2020	1,220,000	1,308,816
Series F, 5.00%, 10/1/2021	5,000,000	5,496,950
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,140,000	5,704,680
Series B, 3.00%, 3/1/2021	4,585,000	4,722,458
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	200,000	210,422
Series A, 5.00%, 2/1/2021	5,000,000	5,397,250
Shakopee, MN, Independent School District No. 720, General Obligation:
Series A, 5.00%, 2/1/2020	1,675,000	1,761,748
Series A, 5.00%, 2/1/2021	4,835,000	5,211,501
University of Michigan, Revenue Series B, 5.00%, 12/1/2019	425,000	445,383
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,229,721
Security Description	Principal Amount	Value
Western Minnesota Municipal Power Agency Series A, 4.00%, 1/1/2019	$ 265,000	$ 268,371
		67,115,922
MISSISSIPPI — 0.0% (c)
Mississippi, State General Obligation Series C, 5.00%, 10/1/2019	70,000	72,928
MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue:
Series A, 5.00%, 10/1/2019	435,000	453,305
Series A, 5.00%, 10/1/2020	140,000	149,872
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2021	6,830,000	7,433,704
Series A, 5.00%, 5/1/2022	300,000	334,524
Series B, 5.00%, 5/1/2023	6,000,000	6,827,220
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	103,683
5.00%, 8/1/2020	6,895,000	7,364,825
5.00%, 8/1/2021	195,000	213,599
University of Missouri, Revenue:
Series A, 4.00%, 11/1/2019	355,000	366,715
Series A, 5.00%, 11/1/2019	770,000	805,489
Series A, 5.00%, 11/1/2021	125,000	137,690
		24,190,626
NEBRASKA — 0.2%
Lincoln, NE, Electric System Revenue:
5.00%, 9/1/2019	1,150,000	1,195,183
Series A, 5.00%, 9/1/2020	500,000	534,745
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2021	200,000	220,590
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2020	1,300,000	1,368,159
Series B, 5.00%, 2/1/2021	2,920,000	3,154,301
		6,472,978
NEVADA — 0.8%
Clark County, NV, General Obligation:
5.00%, 6/1/2020	330,000	350,321
5.00%, 11/1/2020	255,000	273,755
5.00%, 11/1/2021	415,000	456,002
5.00%, 6/1/2022	120,000	133,333
Series A, 5.00%, 7/1/2018	130,000	130,000
Clark County, NV, Revenue:
5.00%, 7/1/2020	280,000	297,702

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 7/1/2021	$ 260,000	$ 283,195
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	8,420,000	9,184,031
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 4.00%, 6/1/2020	140,000	146,000
Series A, 5.00%, 6/1/2020	125,000	132,698
Series A, 5.00%, 6/1/2021	3,490,000	3,799,074
Nevada, State General Obligation Series D, 5.00%, 4/1/2020	9,010,000	9,518,705
5.00%, 12/1/2020	4,860,000	5,233,637
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	100,000	104,431
		30,042,884
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2019	6,700,000	6,908,504
5.00%, 10/15/2020	205,000	219,938
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	111,894
Series B, 4.00%, 7/1/2019	80,000	81,966
Series B, 5.00%, 7/1/2022	5,095,000	5,703,955
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2020	190,000	201,233
Series J, 5.00%, 5/1/2021	145,000	157,440
		13,384,930
NEW MEXICO — 1.0%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2019	1,010,000	1,044,562
5.00%, 7/1/2021	625,000	681,713
Series A, 5.00%, 7/1/2018	125,000	125,000
Series A, 5.00%, 7/1/2019	1,605,000	1,659,923
Series A, 5.00%, 7/1/2020	95,000	101,103
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B, 5.00%, 8/1/2019	3,960,000	4,103,669
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,678,250
Series D, 5.00%, 6/1/2019	185,000	190,766
Series D, 5.00%, 6/1/2022	250,000	278,075
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,090,000	1,206,488
Series A, 5.00%, 3/1/2022	100,000	110,799
Series B, 5.00%, 3/1/2022	6,750,000	7,478,933
Security Description	Principal Amount	Value
New Mexico, State Severance Tax Permanent Fund:
Series A, 5.00%, 7/1/2021	$ 150,000	$ 155,118
Series B, 4.00%, 7/1/2021	125,000	132,531
Series B, 4.00%, 7/1/2022	290,000	311,930
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2020	750,000	798,030
5.00%, 7/1/2021	1,000,000	1,089,210
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	345,000	345,000
Series A, 5.00%, 7/1/2021	1,415,000	1,541,232
Series A, 5.00%, 7/1/2022	8,295,000	9,228,296
Series B, 4.00%, 7/1/2019	560,000	573,429
State of New Mexico Severance Tax Permanent Fund Revenue Series B, 4.00%, 7/1/2023	130,000	141,267
		36,975,324
NEW YORK — 14.0%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	2,110,000	2,271,225
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	102,934
5.00%, 5/1/2021	3,275,000	3,564,477
Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 11/15/2018	340,000	343,267
Series A, 5.00%, 11/15/2019	120,000	125,592
Series A, 5.00%, 11/15/2021	200,000	220,812
Series A, 5.00%, 11/15/2022	6,095,000	6,858,521
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,315,000	1,417,123
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	1,500,000	1,564,830
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	125,000	137,653
Series 179, 5.00%, 12/1/2018	115,000	116,674
Series 180, 5.00%, 6/1/2021	125,000	136,330
Series 189, 5.00%, 5/1/2020	3,460,000	3,673,586
New York & New Jersey, Port Authority Revenue Series 179, 5.00%, 12/1/2020	235,000	253,589
New York City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 2/1/2020	400,000	421,424
5.00%, 11/1/2021	1,305,000	1,437,940

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A-1, 4.00%, 8/1/2019	$ 1,200,000	$ 1,233,252
Series A-1, 5.00%, 8/1/2019	1,275,000	1,323,909
Series A-1, 5.00%, 8/1/2020	1,145,000	1,223,994
Series A-1, 5.00%, 8/1/2022	100,000	111,940
Series B, 5.00%, 11/1/2018	195,000	197,348
Series B, 5.00%, 11/1/2020	130,000	139,965
Series C, 5.00%, 11/1/2019	11,350,000	11,877,775
Series C, 5.00%, 11/1/2020	8,450,000	9,097,692
Series C, 5.00%, 11/1/2021	4,725,000	5,206,336
Series C, 5.00%, 11/1/2022	3,345,000	3,764,864
Series C-1, 5.00%, 5/1/2023	16,000,000	18,174,400
Series E, 5.00%, 11/1/2019	150,000	156,975
Series F-1, 5.00%, 2/1/2021	4,180,000	4,519,792
New York City Water & Sewer System Revenue:
4.00%, 6/15/2021	100,000	106,381
Series DD, 5.00%, 6/15/2023	200,000	228,344
Series DD-2, 5.00%, 6/15/2021	2,000,000	2,184,860
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	119,787
Series A, 5.00%, 4/1/2020	125,000	132,346
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2022	150,000	167,661
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 5.00%, 7/15/2018	325,000	325,403
Series S-1, 5.00%, 7/15/2020	250,000	266,575
Series S-1, 5.00%, 7/15/2021	1,450,000	1,586,372
Series S-1, 5.00%, 7/15/2022	240,000	268,258
Series S-2, 5.00%, 7/15/2020	1,500,000	1,601,310
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2020	150,000	161,498
5.00%, 11/1/2022	15,000,000	16,882,800
Series A-1, 5.00%, 8/1/2021	355,000	388,746
Series C, 5.00%, 11/1/2019	350,000	366,275
Series C, 5.00%, 11/1/2020	340,000	366,061
Series C, 5.00%, 11/1/2022	350,000	393,932
Series F-1, 5.00%, 2/1/2022	1,500,000	1,659,540
Series I, 5.00%, 5/1/2021	290,000	315,549
New York, NY, General Obligation:
Series 1-I, 5.00%, 3/1/2021	5,480,000	5,930,566
Series A, 2.00%, 8/1/2021	100,000	100,357
Series A, 5.00%, 8/1/2018	365,000	366,048
Series A, 5.00%, 8/1/2020	890,000	950,075
Series A, 5.00%, 8/1/2021	760,000	831,052
Series A, 5.00%, 8/1/2022	15,330,000	17,134,800
Series A-1, 3.00%, 8/1/2020	5,350,000	5,492,470
Series A-1, 4.00%, 8/1/2020	10,525,000	11,021,464
Series A-1, 5.00%, 8/1/2021	3,360,000	3,674,126
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2019	$ 3,575,000	$ 3,707,454
Series B, 5.00%, 8/1/2020	180,000	192,150
Series B, 5.00%, 8/1/2022	1,130,000	1,263,035
Series C, 3.00%, 8/1/2019	150,000	152,363
Series C, 5.00%, 8/1/2018	285,000	285,818
Series C, 5.00%, 8/1/2020	320,000	341,601
Series C, 5.00%, 8/1/2022	14,360,000	16,050,603
Series D, 5.00%, 8/1/2019	190,000	197,040
Series D, 5.00%, 8/1/2020	180,000	192,150
Series E, 5.00%, 8/1/2020	275,000	293,562
Series E, 5.00%, 8/1/2021	11,180,000	12,225,218
Series E, 5.00%, 8/1/2022	150,000	167,660
Series G, 5.00%, 8/1/2019	2,820,000	2,924,481
Series G, 5.00%, 8/1/2020	120,000	128,100
Series G, 5.00%, 8/1/2022	750,000	838,297
Series H, 5.00%, 8/1/2021	2,315,000	2,531,429
Series I, 5.00%, 8/1/2020	10,190,000	10,877,825
Series J, 5.00%, 8/1/2020	4,195,000	4,478,163
Series J, 5.00%, 8/1/2021	225,000	246,035
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	8,153,136
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 3.00%, 12/1/2018	235,000	236,504
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2023	100,000	109,820
Series A, 5.00%, 10/15/2019	385,000	401,651
Series A, 5.00%, 10/15/2020	2,195,000	2,359,559
Series A, 5.00%, 10/15/2021	125,000	137,694
Series A, 5.00%, 10/15/2022	325,000	366,106
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2018	130,000	131,693
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	185,896
5.00%, 10/1/2023	4,585,000	5,222,315
Series A, 5.00%, 2/15/2019	405,000	414,092
Series A, 5.00%, 3/15/2020	295,000	312,157
Series A, 5.00%, 2/15/2021	4,865,000	5,266,265
Series A, 5.00%, 2/15/2022	7,875,000	8,727,154
Series A, 5.00%, 3/15/2022	7,500,000	8,332,425
Series A, 5.00%, 7/1/2022	2,010,000	2,249,411
Series A, 5.00%, 7/1/2023	1,995,000	2,281,183
Series B, 5.00%, 10/1/2019	4,275,000	4,465,750
Series B, 5.00%, 10/1/2020	2,790,000	2,998,887
Series B, 5.00%, 3/15/2021	100,000	108,477
Series C, 5.00%, 3/15/2020	2,280,000	2,412,605
Series C, 5.00%, 6/15/2020	6,125,000	6,529,311
Series E, 5.00%, 3/15/2020	1,865,000	1,973,468
Series E, 5.00%, 2/15/2022	5,220,000	5,784,856
New York, State Dormitory Authority Revenue, Non State Supported Debt:

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2020	$ 3,765,000	$ 3,939,395
Series A, 5.00%, 7/1/2020	1,325,000	1,412,278
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020 (d)	125,000	133,929
Series A, 5.00%, 10/1/2021 (d)	215,000	235,941
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2022	15,045,000	16,673,019
Series D, 4.00%, 2/15/2021	2,015,000	2,129,895
Series D, 5.00%, 2/15/2020	715,000	754,690
Series D, 5.00%, 2/15/2021	5,255,000	5,688,432
Series D, 5.00%, 2/15/2022	13,015,000	14,423,353
Series E, 5.00%, 3/15/2021	640,000	694,253
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2019	145,000	148,683
Series A, 5.00%, 3/15/2020	7,710,000	8,158,414
Series A, 5.00%, 3/15/2021	20,410,000	22,145,667
Series A, 5.00%, 3/15/2022	1,820,000	2,022,002
Series A, 5.00%, 3/15/2023	230,000	260,800
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2020	370,000	390,539
Series A, 5.00%, 3/15/2020	5,430,000	5,745,809
Series A, 5.00%, 2/15/2021	640,000	693,306
Series A, 5.00%, 3/15/2022	325,000	360,948
Series A, 5.00%, 3/15/2023	100,000	113,247
Series C, 5.00%, 3/15/2023	1,800,000	2,038,446
Series D, 4.00%, 2/15/2019	325,000	330,307
Series D, 5.00%, 2/15/2023	1,845,000	2,085,274
Series E, 5.00%, 2/15/2020	5,025,000	5,303,938
Series E, 5.00%, 2/15/2023	5,510,000	6,227,567
New York, State Environmental Facilities Corp., Revenue:
5.00%, 3/15/2020	210,000	222,579
5.00%, 6/15/2020	660,000	704,880
5.00%, 6/15/2021	2,110,000	2,303,128
5.00%, 6/15/2022	6,220,000	6,952,903
Series A, 5.00%, 6/15/2021	470,000	513,019
New York, State General Obligation:
Series C, 5.00%, 4/15/2020	8,485,000	9,000,803
Series E, 5.00%, 12/15/2019	325,000	341,445
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2020	15,000,000	15,872,400
5.00%, 3/15/2022	15,050,000	16,714,680
Series A, 5.00%, 3/15/2020	1,985,000	2,100,448
Series A, 5.00%, 3/15/2021	10,505,000	11,395,509
Series A, 5.00%, 3/15/2022	14,740,000	16,370,391
Security Description	Principal Amount	Value
Series A-1, 5.00%, 3/15/2020	$ 300,000	$ 317,448
Series A-1, 5.00%, 3/15/2022	1,015,000	1,127,269
Series C, 5.00%, 3/15/2020	100,000	105,816
Series D, 5.00%, 3/15/2020	7,980,000	8,444,117
Series D, 5.00%, 3/15/2021	14,650,000	15,891,880
Series D, 5.00%, 3/15/2022	1,520,000	1,688,127
Series D, 5.00%, 3/15/2023	7,850,000	8,889,889
Series E, 5.00%, 3/15/2020	125,000	132,270
Series E, 5.00%, 3/15/2022	4,500,000	4,997,745
Series E, 5.00%, 3/15/2023	125,000	141,559
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 4.00%, 11/15/2020	400,000	421,916
Series B, 5.00%, 11/15/2018	250,000	253,423
Series B, 5.00%, 11/15/2019	200,000	209,542
Series B, 5.00%, 11/15/2021	1,220,000	1,346,953
Utility Debt Securitization Authority Revenue:
Series B, 5.00%, 12/15/2020	150,000	152,426
Series B, 5.00%, 6/15/2023	1,000,000	1,090,020
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,000,000	3,243,090
		512,006,081
NORTH CAROLINA — 1.6%
Buncombe County, NC, Revenue Series A, 5.00%, 6/1/2019	920,000	949,100
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	276,087
Guilford County, NC, General Obligation:
4.00%, 3/1/2021	1,975,000	2,088,957
Series A, 5.00%, 2/1/2021	1,285,000	1,389,458
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2019	200,000	208,048
Series A, 5.00%, 9/1/2022	3,345,000	3,756,468
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	1,120,000	1,167,981
North Carolina, Municipal Power Agency No. 1 Series A, 4.00%, 1/1/2019	355,000	359,480
North Carolina, Revenue:
Series A, 5.00%, 5/1/2019	140,000	144,036
Series A, 5.00%, 5/1/2020	135,000	143,132
Series B, 5.00%, 11/1/2020	150,000	161,175
Series B, 5.00%, 6/1/2021	195,000	212,386
Series B, 5.00%, 6/1/2022	115,000	128,237
Series C, 5.00%, 5/1/2019	300,000	308,649
Series C, 5.00%, 5/1/2020	455,000	482,409

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	$ 320,000	$ 345,114
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,468,400
Series A, 5.00%, 6/1/2021	205,000	223,581
Series A, 5.00%, 6/1/2022	6,000,000	6,702,600
Series B, 5.00%, 6/1/2020	2,265,000	2,407,582
Series C, 3.75%, 5/1/2019	125,000	127,335
Series D, 4.00%, 6/1/2021	10,000,000	10,624,000
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2019	120,000	123,460
Series C, 5.00%, 5/1/2021	100,000	108,695
Series C, 5.00%, 5/1/2023	8,000,000	9,091,120
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2022	1,800,000	2,023,326
5.00%, 10/1/2023	1,250,000	1,433,100
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	107,037
Series A, 5.00%, 12/1/2021	1,665,000	1,835,829
Series A, 5.00%, 12/1/2022	100,000	112,695
Series A, 5.00%, 8/1/2023	5,000,000	5,700,000
		57,209,477
OHIO — 3.0%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2019	100,000	104,724
5.00%, 12/1/2020	250,000	268,790
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	292,779
Series 2012-3, 5.00%, 8/15/2018	320,000	321,370
Series A, 4.00%, 4/1/2022	1,735,000	1,863,442
Series A, 5.00%, 7/1/2019	600,000	620,712
Franklin, OH, General Obligation 5.00%, 6/1/2022	415,000	462,103
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2019	1,735,000	1,817,707
Series A, 5.00%, 12/1/2022	100,000	112,514
Miami University, OH, Revenue 5.00%, 9/1/2022	1,250,000	1,397,913
Ohio, State General Obligation:
4.00%, 5/1/2021	4,290,000	4,540,450
4.00%, 5/1/2022	250,000	264,595
5.00%, 9/1/2020	6,380,000	6,820,539
5.00%, 9/1/2021	200,000	218,930
Series A, 5.00%, 9/15/2019	4,245,000	4,418,366
Series A, 5.00%, 5/1/2020	145,000	153,680
Series A, 5.00%, 9/15/2021	7,695,000	8,432,027
Series A, 5.00%, 3/15/2022	5,535,000	6,130,455
Series A, 5.00%, 5/1/2025	270,000	299,908
Security Description	Principal Amount	Value
Series B, 5.00%, 6/15/2019	$ 120,000	$ 123,935
Series B, 5.00%, 9/15/2019	20,000	20,817
Series B, 5.00%, 6/15/2023	6,875,000	7,804,156
Series B, 5.00%, 8/1/2023	120,000	136,490
Series B, 5.00%, 6/15/2026	4,415,000	4,917,383
Series C, 3.00%, 11/1/2020	8,460,000	8,702,041
Series C, 4.00%, 11/1/2021	1,575,000	1,680,619
Series C, 5.00%, 11/1/2022	6,475,000	7,270,583
Series R, 5.00%, 5/1/2022	9,315,000	10,354,088
Series S, 5.00%, 5/1/2021	2,260,000	2,455,196
Series S, 5.00%, 5/1/2022	200,000	222,310
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2019	2,755,000	2,887,488
5.00%, 12/15/2020	320,000	344,432
Series 1, 4.00%, 12/15/2019	125,000	129,228
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,809,156
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,713,557
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	125,000	129,000
Series A, 5.00%, 12/1/2019	1,500,000	1,571,505
Series A, 5.00%, 6/1/2020	100,000	106,256
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	250,000	258,000
5.00%, 12/1/2022	2,635,000	2,973,070
Series B, 5.00%, 12/1/2020	315,000	339,450
Series B, 5.00%, 6/1/2022	7,070,000	7,889,413
		108,379,177
OKLAHOMA — 0.2%
Oklahoma, State Capitol Improvement Authority Revenue Series A, 5.00%, 7/1/2022	150,000	166,705
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2020	100,000	103,410
Series D, 4.00%, 1/1/2023	125,000	135,470
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,244,798
5.00%, 4/1/2023	1,815,000	2,063,764
Oklahoma, State Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2019	330,000	341,190
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	178,730

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	$ 205,000	$ 211,812
		7,445,879
OREGON — 1.5%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine, General Obligation:
5.00%, 6/15/2019	195,000	201,488
Series B, 4.00%, 6/15/2019	325,000	332,758
Oregon, State Department of Authority Services Lottery Revenue:
Series C, 5.00%, 4/1/2023	1,315,000	1,490,763
Series D, 5.00%, 4/1/2020	885,000	935,436
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2019	140,000	146,465
Series A, 5.00%, 11/15/2021	125,000	137,620
Series A, 5.00%, 11/15/2022	2,890,000	3,253,302
Oregon, State General Obligation:
5.00%, 5/1/2020	2,185,000	2,317,433
Series A, 5.00%, 5/1/2022	8,830,000	9,835,737
Series D, 4.00%, 5/1/2021	6,085,000	6,450,648
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	5,500,000	6,136,900
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 8/1/2018	155,000	155,436
Series A, 5.00%, 6/1/2019	150,000	154,718
Series A, 5.00%, 10/1/2019	1,245,000	1,297,551
Series A, 5.00%, 4/1/2020	9,205,000	9,737,785
Series A, 5.00%, 6/1/2020	100,000	106,217
Series A, 5.00%, 6/1/2021	6,870,000	7,488,643
Series A, 5.00%, 6/15/2021	110,000	120,035
Series B, 5.00%, 6/15/2022	4,250,000	4,745,592
Washington County, OR, General Obligation 5.00%, 3/1/2020	125,000	131,853
		55,176,380
PENNSYLVANIA — 1.9%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue 5.00%, 1/1/2020	330,000	341,293
Pennsylvania, State General Obligation:
5.00%, 2/1/2019	325,000	331,403
5.00%, 4/1/2019	100,000	102,511
5.00%, 7/1/2019	275,000	284,078
5.00%, 9/15/2019	120,000	124,681
Security Description	Principal Amount	Value
5.00%, 10/15/2019	$ 5,995,000	$ 6,240,255
5.00%, 10/15/2020	10,000	10,668
5.00%, 1/15/2021	12,620,000	13,505,293
5.00%, 3/15/2021	230,000	247,036
5.00%, 7/1/2021	10,255,000	11,082,681
5.00%, 9/15/2021	15,565,000	16,899,076
5.00%, 1/15/2022	500,000	545,735
5.00%, 8/15/2022	7,070,000	7,806,694
5.00%, 1/15/2023	1,300,000	1,443,767
5.00%, 4/1/2028	5,000,000	5,670,700
Series D, 5.00%, 8/15/2019	125,000	129,584
Series D, 5.00%, 8/15/2022	200,000	220,840
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series AQ, 5.00%, 6/15/2019	2,510,000	2,588,914
Series AT-1, 5.00%, 6/15/2023	275,000	309,273
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,506,918
		69,391,400
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,225,281
Rhode Island, State General Obligation:
5.00%, 11/1/2018	115,000	116,350
5.00%, 8/1/2019	270,000	279,944
5.00%, 8/1/2021	4,000,000	4,368,920
		7,990,495
SOUTH CAROLINA — 0.3%
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	2,225,000	2,346,596
Series A, 5.00%, 3/1/2021	205,000	221,800
Series A, 5.00%, 3/1/2023	1,000,000	1,130,950
Charleston Educational Excellence Finance Corp., Revenue 5.00%, 12/1/2019	100,000	104,538
Florence County, SC, General Obligation 4.00%, 6/1/2021	550,000	582,554
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	2,435,000	2,635,206
South Carolina, General Obligation Series A, 5.00%, 10/1/2019	2,695,000	2,809,430
South Carolina, State General Obligation Series A, 5.00%, 10/1/2020	150,000	160,954
		9,992,028

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
TENNESSEE — 1.2%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2022	$ 1,575,000	$ 1,766,725
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	3,500,000	3,977,995
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,005,000	5,329,574
5.00%, 7/1/2022	4,665,000	5,211,132
Series A, 5.00%, 1/1/2021	165,000	177,949
Series A, 5.00%, 7/1/2021	125,000	136,456
Series C, 5.00%, 7/1/2021	120,000	130,998
Series C, 5.00%, 7/1/2022	1,500,000	1,675,605
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	2,000,000	2,272,900
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	470,000	510,086
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2021	3,735,000	4,090,049
Series A, 5.00%, 8/1/2022	6,415,000	7,191,664
Series A, 5.00%, 2/1/2023	4,970,000	5,626,040
Series B, 5.00%, 8/1/2022	1,500,000	1,681,605
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	300,000	303,573
5.00%, 11/1/2019	745,000	778,935
5.00%, 11/1/2020	2,025,000	2,176,349
5.00%, 11/1/2021	210,000	231,176
5.00%, 11/1/2022	1,465,000	1,649,546
		44,918,357
TEXAS — 13.2%
5.00%, 2/15/2021 (d)	2,005,000	2,163,415
Alvin, TX, Independent School District, General Obligation:
Series B, 3.00%, 2/15/2033 (a) (d)	1,050,000	1,064,406
Series C, 3.00%, 2/15/2020 (d)	3,750,000	3,829,800
Series C, 5.00%, 2/15/2021 (d)	2,400,000	2,590,920
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	357,143
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,186,425
5.00%, 9/1/2021	1,375,000	1,506,024
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (d)	280,000	290,312
5.00%, 8/1/2020 (d)	4,095,000	4,365,352
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2019	$ 3,760,000	$ 3,899,308
Series B, 5.00%, 8/1/2022 (d)	4,500,000	5,024,205
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	181,658
Series A, 5.00%, 11/15/2020	1,660,000	1,785,313
5.00%, 2/15/2021	4,540,000	4,896,299
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	270,517
Series A, 5.00%, 2/15/2023 (d)	5,000,000	5,632,350
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,579
Clear Creek, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2032 (a) (d)	250,000	253,430
Collin County, TX, Community College District, General Obligation 5.00%, 8/15/2023	8,955,000	10,189,805
County of Dallas, TX, General Obligation:
5.00%, 8/15/2019	560,000	581,487
5.00%, 8/15/2021	5,025,000	5,497,350
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	260,000	273,790
5.00%, 2/15/2021 (d)	510,000	551,111
5.00%, 2/15/2022 (d)	420,000	464,360
Series B-2, 1.40%, 2/15/2040 (a) (d)	200,000	197,600
Series B-3, 4.00%, 2/15/2040 (a) (d)	150,000	153,714
Series C, 5.00%, 2/15/2020 (d)	1,335,000	1,405,808
Series C, 5.00%, 2/15/2021 (d)	460,000	497,081
Series C, 5.00%, 2/15/2023 (d)	1,380,000	1,556,474
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2020	5,000,000	5,269,350
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2019	3,105,000	3,253,450
Series A, 5.00%, 12/1/2020	3,025,000	3,256,806
Series B, 5.00%, 12/1/2021	2,840,000	3,128,430
Series B, 5.00%, 12/1/2022	1,200,000	1,349,088
Dallas, TX, General Obligation:
5.00%, 2/15/2020	7,900,000	8,315,145

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 2/15/2021	4,475,000	$ 4,828,570
Series A, 5.00%, 2/15/2020	$ 1,300,000	1,368,315
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	350,000	382,676
Denton, TX, Independent School District, General Obligation Zero Coupon, 8/15/2022 (d)	100,000	91,278
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	282,380
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2022 (d)	4,265,000	4,717,047
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	265,000	279,056
5.00%, 2/15/2022 (d)	2,540,000	2,804,541
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	168,508
Series A, 5.00%, 2/15/2021	3,640,000	3,929,562
Series A, 5.00%, 2/15/2023	1,000,000	1,126,470
Frisco, TX, General Obligation:
4.00%, 2/15/2019	100,000	101,540
Series A, 5.00%, 2/15/2023	2,650,000	2,988,882
Frisco, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,664,900
Series A, 5.00%, 8/15/2022 (d)	430,000	481,088
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2019 (d)	1,355,000	1,406,680
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue 5.00%, 11/15/2022	665,000	744,162
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2019	2,280,000	2,375,669
Series A, 5.00%, 10/1/2020	450,000	481,523
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2019	360,000	376,109
5.00%, 11/1/2020	275,000	294,968
5.00%, 11/1/2021	100,000	109,711
Harris County, TX, Toll Road Authority Revenue Series A, 5.00%, 8/15/2019	325,000	337,360
Security Description	Principal Amount	Value
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2020	$ 310,000	$ 331,787
Series A, 5.00%, 10/1/2022	2,700,000	3,023,271
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	4,810,000	5,066,325
Series A, 5.00%, 3/1/2021	12,665,000	13,678,833
Series A, 5.00%, 3/1/2022	385,000	425,283
Series A, 5.00%, 3/1/2023	5,605,000	6,312,351
Houston, TX, Independent School District Public Facility Corp.:
5.00%, 9/15/2019	4,800,000	4,991,328
5.00%, 9/15/2020	2,825,000	3,020,320
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	11,750,000	12,373,220
5.00%, 2/15/2021 (d)	100,000	108,141
5.00%, 2/15/2022 (d)	10,720,000	11,864,146
5.00%, 2/15/2023 (d)	10,080,000	11,378,506
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,585,178
Series A, 5.00%, 2/15/2022 (d)	3,035,000	3,358,926
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2019	20,000	20,904
Series B, 5.00%, 11/15/2020	115,000	123,570
Series C, 5.00%, 5/15/2020	930,000	985,251
Series D, 5.00%, 11/15/2019	210,000	219,494
Series D, 5.00%, 11/15/2020	175,000	188,041
Irving, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (d)	145,000	160,261
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2019 (d)	230,000	233,657
5.00%, 2/15/2020 (d)	100,000	105,304
Series A, 5.00%, 2/15/2020 (d)	3,000,000	3,159,120
Series A, 5.00%, 2/15/2021 (d)	330,000	356,426
Series A, 5.00%, 2/15/2022 (d)	3,130,000	3,459,432
Series D, 5.00%, 2/15/2020 (d)	150,000	157,956
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2021 (d)	2,000,000	2,157,500
Lamar, TX, Consolidated Independent School District, General Obligation:

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.00%, 2/15/2020 (d)	$ 2,845,000	$ 2,995,899
5.00%, 2/15/2022 (d)	170,000	187,955
5.00%, 2/15/2023 (d)	4,000,000	4,515,280
Lewisville, TX, Independent School District, General Obligation:
3.00%, 8/15/2019 (d)	325,000	330,229
Series A, 4.00%, 8/15/2018 (d)	200,000	200,618
Series A, 5.00%, 8/15/2019 (d)	290,000	301,061
Series A, 5.00%, 8/15/2021 (d)	210,000	229,606
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	730,000	768,121
5.00%, 2/15/2023	1,400,000	1,575,084
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,505,000	3,643,553
5.00%, 9/1/2020	410,000	438,130
5.00%, 9/1/2021	130,000	142,305
Northside, TX, Independent School District, General Obligation:
2.00%, 8/1/2044 (a) (d)	13,265,000	13,300,152
5.00%, 8/1/2021 (d)	2,670,000	2,916,254
Series A, 5.00%, 8/1/2018 (d)	300,000	300,849
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (d)	2,120,000	2,290,342
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (d)	910,000	922,513
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	385,000	405,420
5.00%, 2/15/2021 (d)	310,000	334,989
Series A, 5.00%, 2/15/2022 (d)	6,355,000	7,028,566
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,609,310
Series B, 5.00%, 2/15/2020 (d)	11,035,000	11,620,296
Series B, 5.00%, 2/15/2021 (d)	300,000	324,183
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	188,763
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	695,000	731,863
Security Description	Principal Amount	Value
5.00%, 2/15/2021 (d)	$ 2,930,000	$ 3,163,081
San Antonio, TX, Electric & Gas Revenue:
2.25%, 2/1/2033 (a)	7,500,000	7,550,925
5.00%, 2/1/2020	2,360,000	2,483,948
5.00%, 2/1/2021	215,000	232,138
5.00%, 2/1/2022	4,360,000	4,815,751
5.00%, 2/1/2023	5,300,000	5,977,287
Series B, 2.00%, 2/1/2033 (a)	225,000	224,188
Series D, VRN, 3.00%, 12/1/2045 (a)	375,000	383,693
San Antonio, TX, General Obligation:
5.00%, 2/1/2021	380,000	410,191
5.00%, 2/1/2022	4,000,000	4,419,560
San Antonio, TX, Water Revenue Series A, 5.00%, 5/15/2020	1,125,000	1,193,760
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	320,949
Spring Branch Independent School District, General Obligation:
Series A, 5.00%, 2/1/2020 (d)	750,000	788,843
Series A, 5.00%, 2/1/2021 (d)	450,000	485,514
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (d)	2,075,000	2,215,394
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2021	535,000	578,260
5.00%, 3/1/2022	135,000	149,326
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	160,749
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	315,000	334,193
Series C, 5.00%, 5/15/2022	6,795,000	7,563,107
Series D, 5.00%, 5/15/2021	160,000	174,051
Texas, State General Obligation:
5.00%, 4/1/2019	630,000	646,677
5.00%, 4/1/2020	12,745,000	13,480,387
5.00%, 10/1/2020	1,375,000	1,473,533
5.00%, 4/1/2021	7,805,000	8,461,947
5.00%, 10/1/2021	8,150,000	8,946,499
5.00%, 4/1/2022	50,000	55,461
5.00%, 4/1/2023	1,050,000	1,188,306
Series A, 4.00%, 10/1/2019	230,000	237,089
Series A, 4.00%, 10/1/2021	7,125,000	7,598,100
Series A, 5.00%, 10/1/2019	5,020,000	5,236,362
Series A, 5.00%, 10/1/2021	1,630,000	1,789,300
Series A, 5.00%, 10/1/2022	1,360,000	1,525,199

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2019	$ 1,925,000	$ 2,006,736
5.00%, 10/1/2020	540,000	578,696
5.00%, 10/1/2021	5,050,000	5,541,870
Series A, 3.00%, 10/1/2021	3,000,000	3,104,250
Series A, 5.00%, 10/1/2019	5,285,000	5,509,401
Series A, 5.00%, 4/1/2020	6,255,000	6,615,913
Series A, 5.00%, 4/1/2021	965,000	1,045,954
Series A, 5.00%, 10/1/2021	4,065,000	4,460,931
Series A, 5.00%, 4/1/2022	175,000	194,045
Series A, 5.00%, 4/1/2023	14,710,000	16,640,540
Series B, 4.00%, 4/1/2026 (a)	3,010,000	3,190,329
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2020	1,630,000	1,721,981
Series A, 5.00%, 3/15/2022	2,395,000	2,649,037
Texas, State Water Development Board Revenue:
4.00%, 10/15/2019	500,000	515,495
4.00%, 4/15/2020	2,350,000	2,446,185
5.00%, 10/15/2020	2,020,000	2,166,733
5.00%, 4/15/2021	885,000	960,013
5.00%, 4/15/2023	1,000,000	1,132,260
5.00%, 8/1/2023	3,750,000	4,269,187
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	350,000	362,891
5.00%, 8/1/2020	410,000	437,327
5.00%, 8/1/2021	240,000	261,986
5.00%, 8/1/2022	160,000	178,438
University of North Texas, Revenue:
Series A, 5.00%, 4/15/2020	1,685,000	1,780,994
Series A, 5.00%, 4/15/2022	1,295,000	1,433,850
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	223,250
Series B, 5.00%, 7/1/2021	1,740,000	1,898,410
University of Texas, Revenue:
5.00%, 7/1/2022	1,940,000	2,164,730
Series C, 5.00%, 8/15/2021	5,050,000	5,531,113
Series D, 5.00%, 8/15/2020	120,000	128,274
Series D, 5.00%, 8/15/2021	135,000	147,861
Series D, 5.00%, 8/15/2022	1,705,000	1,909,719
Series E, 5.00%, 8/15/2020	195,000	208,445
Series E, 5.00%, 8/15/2022	415,000	464,829
Series H, 5.00%, 8/15/2020	2,960,000	3,164,092
Series H, 5.00%, 8/15/2021	2,500,000	2,738,175
Series H, 5.00%, 8/15/2022	5,770,000	6,462,804
Series I, 5.00%, 8/15/2021	7,175,000	7,858,562
Series J, 5.00%, 8/15/2019	8,285,000	8,599,167
Series J, 5.00%, 8/15/2020	3,090,000	3,303,055
		481,095,468
Security Description	Principal Amount	Value
UTAH — 0.7%
Jordan, UT, School District, General Obligation:
5.00%, 6/15/2019	$ 1,350,000	$ 1,394,388
5.00%, 6/15/2021	365,000	398,299
Utah, State General Obligation:
5.00%, 7/1/2019	3,100,000	3,206,702
5.00%, 7/1/2020	100,000	106,526
5.00%, 7/1/2021	3,000,000	3,278,640
5.00%, 7/1/2022	15,800,000	17,668,982
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	170,179
		26,223,716
VIRGINIA — 3.4%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,106,001
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue:
5.00%, 4/1/2021	6,360,000	6,904,225
Series A, 5.00%, 10/1/2019	1,175,000	1,224,750
Fairfax County, VA, General Obligation:
5.00%, 10/1/2019	1,000,000	1,042,340
5.00%, 10/1/2021	3,915,000	4,309,319
Series A, 4.00%, 10/1/2019	100,000	103,006
Series A, 4.00%, 10/1/2020	7,105,000	7,461,600
Series A, 5.00%, 10/1/2021	5,520,000	6,075,974
Series B, 4.00%, 10/1/2021	105,000	112,211
Series B, 5.00%, 10/1/2022	1,500,000	1,689,360
Series C, 5.00%, 10/1/2020	765,000	820,868
Series C, 5.00%, 10/1/2021	175,000	192,626
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	1,830,000	2,088,780
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	215,574
Series A, 5.00%, 12/1/2022	4,620,000	5,221,108
Richmond, VA, General Obligation:
Series A, 5.00%, 3/1/2027	5,000,000	5,664,250
Series B, 5.00%, 7/15/2022	11,965,000	13,363,948
Richmond, VA, Public Utility Revenue:
5.00%, 1/15/2023	115,000	129,827
Series A, 5.00%, 1/15/2020	3,000,000	3,152,940
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	195,000	198,990
5.00%, 2/1/2020	4,975,000	5,234,247
5.00%, 2/1/2022	12,925,000	14,280,703
Series A, 5.00%, 2/1/2020	5,425,000	5,707,697

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2021	$ 235,000	$ 253,856
Series A, 5.00%, 2/1/2022	10,000	11,049
Series A, 5.00%, 2/1/2023	105,000	118,320
Series D, 5.00%, 2/1/2022	110,000	121,538
Series E, 5.00%, 2/1/2023	5,000,000	5,634,300
Virginia, State Commonwealth Transportation Board:
5.00%, 3/15/2021	1,090,000	1,182,094
5.00%, 5/15/2021	2,085,000	2,270,565
Virginia, State Commonwealth Transportation Board General Obligation:
Series B, 5.00%, 6/1/2021	5,000,000	5,456,200
Series B, 5.00%, 6/1/2022	9,055,000	10,122,585
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2019	1,010,000	1,051,370
5.00%, 5/15/2020	140,000	148,583
5.00%, 9/15/2020	2,940,000	3,149,887
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	111,815
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2019	1,930,000	1,980,740
5.00%, 8/1/2021	330,000	361,268
Series A, 5.00%, 8/1/2022	1,000,000	1,118,150
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	291,920
		124,684,584
WASHINGTON — 2.9%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	226,739
Energy Northwest, WA, Electricity Revenue:
4.00%, 7/1/2018	105,000	105,000
5.00%, 7/1/2020	150,000	159,666
5.00%, 7/1/2021	6,925,000	7,553,375
5.00%, 7/1/2022	3,665,000	4,088,087
Series A, 5.00%, 7/1/2018	175,000	175,000
King County, School District No. 414, Lake Washington, General Obligation 5.00%, 12/1/2019	255,000	267,192
King County, WA, School District No. 414, General Obligation 5.00%, 12/1/2021	7,230,000	7,969,267
Pierce County, WA, School District No. 10, General Obligation:
5.00%, 12/1/2019	200,000	209,534
5.00%, 12/1/2020	3,650,000	3,928,824
Security Description	Principal Amount	Value
Port of Seattle, WA, Revenue Series A, 5.00%, 10/1/2018	$ 200,000	$ 201,790
Seattle, WA, Drainage & Wastewater Revenue 4.00%, 7/1/2019	400,000	409,872
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,124,720
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2021	8,825,000	9,572,742
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	1,715,000	1,863,125
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	107,762
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2020	265,000	274,275
Washington, State:
5.00%, 7/1/2020	8,490,000	9,025,040
5.00%, 7/1/2021	1,110,000	1,208,346
Washington, State General Obligation:
4.00%, 7/1/2019	6,620,000	6,780,072
5.00%, 7/1/2022	100,000	111,625
Series 2016A, 5.00%, 7/1/2021	8,030,000	8,765,949
Series B, 5.00%, 8/1/2021	1,465,000	1,602,886
Series B, 5.00%, 8/1/2022	2,225,000	2,488,818
Series C, 5.00%, 2/1/2020	140,000	147,273
Series D, 5.00%, 2/1/2021	40,000	43,220
Series D, 5.00%, 2/1/2022	2,890,000	3,195,242
Series E, 5.00%, 2/1/2021	365,000	394,383
Series E, 5.00%, 2/1/2022	100,000	110,562
Series R, 4.00%, 7/1/2018	100,000	100,000
Series R, 4.00%, 7/1/2019	450,000	460,881
Series R-2015, 5.00%, 7/1/2019	4,375,000	4,523,794
Series R-2015, 5.00%, 7/1/2020	345,000	367,232
Series R-2015, 5.00%, 7/1/2021	1,535,000	1,675,683
Series R-2015-C, 5.00%, 7/1/2021	260,000	283,829
Series R-2015-C, 5.00%, 7/1/2022	255,000	284,644
Series R-2015E, 5.00%, 7/1/2019	14,245,000	14,729,472
Series R-2015E, 5.00%, 7/1/2020	210,000	223,532
Series R-2017A, 5.00%, 8/1/2020	260,000	277,441
Series R-2017A, 5.00%, 8/1/2022	1,140,000	1,275,170
Series R-2017C, 5.00%, 8/1/2019	8,350,000	8,655,693

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series R-C, 5.00%, 7/1/2019	$ 235,000	$ 242,992
Series R-C, 5.00%, 7/1/2020	210,000	223,532
		106,434,281
WEST VIRGINIA — 0.1%
West Virginia, State General Obligation Series A, 5.00%, 6/1/2020	1,650,000	1,751,937
WISCONSIN — 2.8%
Madison, WI, General Obligation:
Series A, 1.25%, 10/1/2019	100,000	99,365
Series A, 3.00%, 10/1/2019	100,000	101,729
Milwaukee, WI, General Obligation Series N4, 5.00%, 4/1/2021	11,765,000	12,751,966
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue Series 1, 5.00%, 6/1/2019	150,000	154,620
Wisconsin, State Clean Water Revenue:
Series 1, 5.00%, 6/1/2020	290,000	307,748
Series 1, 5.00%, 6/1/2022	2,795,000	3,104,434
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2021	1,685,000	1,742,492
Series 1, 5.00%, 7/1/2022	100,000	103,412
Series 1, 5.00%, 7/1/2025	530,000	548,084
Series 1, 5.00%, 7/1/2028	100,000	111,707
Series 2, 5.00%, 7/1/2019	1,525,000	1,576,103
Series 2, 5.00%, 7/1/2020	375,000	399,015
Series 2, 5.00%, 7/1/2021	135,000	147,250
Series 2, 5.00%, 7/1/2022	60,000	66,975
Series A, 5.00%, 7/1/2022	4,525,000	5,051,031
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2019	340,000	350,819
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2019	475,000	488,775
Series 1, 5.00%, 11/1/2020	450,000	483,849
Series 1, 5.00%, 5/1/2021	90,000	97,903
Series 1, 5.00%, 11/1/2021	935,000	1,029,921
Series 2, 5.00%, 5/1/2020	225,000	238,554
Series 2, 5.00%, 11/1/2021	5,225,000	5,755,442
Series 2, 5.00%, 11/1/2022	13,660,000	15,392,771
Series 2, 5.00%, 11/1/2023	9,710,000	11,137,953
Series 3, 5.00%, 11/1/2020	2,055,000	2,209,577
Series 3, 5.00%, 11/1/2021	5,430,000	5,981,254
Series 3, 5.00%, 11/1/2022	5,670,000	6,389,239
Series A, 5.00%, 5/1/2019	415,000	427,035
Series A, 5.00%, 5/1/2020	180,000	190,843
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2022	$ 125,000	$ 139,286
Series A, 5.00%, 5/1/2023	185,000	205,492
Series A, 5.00%, 5/1/2024	115,000	127,738
Series B, 5.00%, 5/1/2020	5,045,000	5,348,911
Series B, 5.00%, 5/1/2021	175,000	190,367
Series B, 5.00%, 5/1/2022	520,000	551,034
Series B, 5.00%, 5/1/2023	130,000	140,965
Series B, 5.00%, 5/1/2025	515,000	545,735
Series B, 5.00%, 5/1/2026	195,000	206,638
Series B, 5.00%, 5/1/2027	2,500,000	2,776,925
Series B, 5.00%, 5/1/2028	125,000	138,846
Series B, 5.00%, 5/1/2030	580,000	644,247
Series C, 5.00%, 5/1/2021	5,000,000	5,439,050
Series D, 5.00%, 5/1/2021	8,065,000	8,773,188
		101,668,288
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,643,409,788)		3,605,261,257

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f) (Cost $7,594,151)	7,594,151	7,594,151
TOTAL INVESTMENTS — 98.9% (Cost $3,651,003,939)		3,612,855,408
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		41,239,689
NET ASSETS — 100.0%		$ 3,654,095,097

(a)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	4.3%

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.

VRN	= Variable Rate Note

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$ —	$ 26,656,101	$—	$ 26,656,101
Alaska	—	6,823,689	—	6,823,689
Arizona	—	90,332,604	—	90,332,604
Arkansas	—	16,193,554	—	16,193,554
California	—	673,701,706	—	673,701,706
Colorado	—	25,369,356	—	25,369,356
Connecticut	—	63,845,558	—	63,845,558
Delaware	—	19,949,920	—	19,949,920
District of Columbia	—	26,066,973	—	26,066,973
Florida	—	110,512,501	—	110,512,501
Georgia	—	88,105,298	—	88,105,298
Hawaii	—	44,062,972	—	44,062,972
Illinois	—	40,215,059	—	40,215,059
Indiana	—	10,195,192	—	10,195,192
Iowa	—	7,541,775	—	7,541,775
Kansas	—	10,335,959	—	10,335,959
Kentucky	—	8,271,440	—	8,271,440
Louisiana	—	11,886,478	—	11,886,478
Maine	—	5,109,994	—	5,109,994
Maryland	—	218,385,488	—	218,385,488
Massachusetts	—	181,975,153	—	181,975,153
Michigan	—	27,101,347	—	27,101,347
Minnesota	—	67,115,922	—	67,115,922
Mississippi	—	72,928	—	72,928
Missouri	—	24,190,626	—	24,190,626
Nebraska	—	6,472,978	—	6,472,978
Nevada	—	30,042,884	—	30,042,884
New Jersey	—	13,384,930	—	13,384,930
New Mexico	—	36,975,324	—	36,975,324
New York	—	512,006,081	—	512,006,081
North Carolina	—	57,209,477	—	57,209,477
Ohio	—	108,379,177	—	108,379,177
Oklahoma	—	7,445,879	—	7,445,879
Oregon	—	55,176,380	—	55,176,380
Pennsylvania	—	69,391,400	—	69,391,400
Rhode Island	—	7,990,495	—	7,990,495
South Carolina	—	9,992,028	—	9,992,028
Tennessee	—	44,918,357	—	44,918,357
Texas	—	481,095,468	—	481,095,468
Utah	—	26,223,716	—	26,223,716
Virginia	—	124,684,584	—	124,684,584
Washington	—	106,434,281	—	106,434,281
West Virginia	—	1,751,937	—	1,751,937
Wisconsin	—	101,668,288	—	101,668,288
Short-Term Investment	7,594,151	—	—	7,594,151
TOTAL INVESTMENTS	$7,594,151	$3,605,261,257	$—	$3,612,855,408

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,682,799	$1,682,799	$772,472,659	$766,561,307	$—	$—	7,594,151	$7,594,151	$176,252	$—
180	ARSHM

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$ 249,000	$ 246,669
4.20%, 4/15/2024	230,000	231,433
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	286,000	273,470
3.63%, 5/1/2022	150,000	149,240
4.45%, 8/15/2020	169,000	173,046
WPP Finance 2010 3.75%, 9/19/2024	256,000	247,741
		1,321,599
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	145,788
2.13%, 3/1/2022 (b)	100,000	96,875
2.80%, 3/1/2023	100,000	97,895
2.80%, 3/1/2027	188,000	177,198
2.85%, 10/30/2024	145,000	140,127
3.25%, 3/1/2028	95,000	92,679
3.55%, 3/1/2038	65,000	62,610
3.63%, 3/1/2048	35,000	32,917
3.65%, 3/1/2047	100,000	94,514
6.13%, 2/15/2033	15,000	18,805
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	135,000	139,581
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	46,465
2.13%, 8/15/2026	50,000	44,877
2.25%, 11/15/2022	154,000	147,501
2.38%, 11/15/2024	125,000	117,292
3.38%, 5/15/2023	100,000	100,208
3.75%, 5/15/2028	110,000	111,087
Harris Corp.:
2.70%, 4/27/2020	302,000	299,219
4.85%, 4/27/2035	100,000	102,333
5.05%, 4/27/2045	595,000	618,514
L3 Technologies, Inc.:
3.85%, 6/15/2023	105,000	104,790
3.95%, 5/28/2024	124,000	122,603
4.40%, 6/15/2028	150,000	149,302
4.95%, 2/15/2021	99,000	101,848
Lockheed Martin Corp.:
2.50%, 11/23/2020	295,000	291,183
2.90%, 3/1/2025	350,000	332,990
3.10%, 1/15/2023	100,000	98,561
3.35%, 9/15/2021	143,000	143,927
3.55%, 1/15/2026	720,000	708,552
3.60%, 3/1/2035	25,000	23,343
4.07%, 12/15/2042	125,000	120,289
4.25%, 11/15/2019	225,000	229,232
4.70%, 5/15/2046	236,000	249,766
Northrop Grumman Corp.:
Security Description	Principal Amount	Value
2.08%, 10/15/2020	$ 200,000	$ 195,450
2.93%, 1/15/2025	250,000	237,325
3.20%, 2/1/2027	877,000	826,801
3.25%, 8/1/2023	205,000	202,909
3.25%, 1/15/2028	224,000	210,876
3.85%, 4/15/2045	310,000	281,877
4.03%, 10/15/2047	460,000	430,583
4.75%, 6/1/2043	100,000	104,424
5.05%, 11/15/2040	20,000	21,646
Raytheon Co.:
2.50%, 12/15/2022	224,000	217,387
3.13%, 10/15/2020	417,000	418,806
4.20%, 12/15/2044	20,000	20,851
4.40%, 2/15/2020	10,000	10,225
Rockwell Collins, Inc.:
2.80%, 3/15/2022	103,000	100,433
3.20%, 3/15/2024	140,000	134,943
3.50%, 3/15/2027	296,000	281,798
3.70%, 12/15/2023	100,000	99,791
4.35%, 4/15/2047	250,000	238,987
4.80%, 12/15/2043	562,000	572,790
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	24,110
4.60%, 6/15/2028	100,000	100,672
United Technologies Corp.:
1.50%, 11/1/2019	160,000	157,291
1.95%, 11/1/2021	346,000	331,198
2.30%, 5/4/2022	100,000	95,860
2.65%, 11/1/2026	357,000	322,039
3.13%, 5/4/2027 (b)	250,000	232,645
3.75%, 11/1/2046	237,000	207,396
4.05%, 5/4/2047 (b)	200,000	183,836
4.15%, 5/15/2045	360,000	335,178
4.50%, 4/15/2020	357,000	366,364
4.50%, 6/1/2042	273,000	268,807
5.70%, 4/15/2040	60,000	68,064
6.05%, 6/1/2036	100,000	115,501
7.50%, 9/15/2029	85,000	109,103
		12,888,837
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,085
2.85%, 8/9/2022	717,000	701,204
2.95%, 5/2/2023	100,000	97,208
4.00%, 1/31/2024	473,000	478,936
4.75%, 5/5/2021	110,000	114,229
5.38%, 1/31/2044	275,000	297,506
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	331,000	304,474
3.75%, 9/15/2047	100,000	92,978
4.54%, 3/26/2042	50,000	52,138
BAT Capital Corp.:
2.30%, 8/14/2020 (c)	139,000	135,984
2.76%, 8/15/2022 (c)	111,000	106,429
3.22%, 8/15/2024 (c)	412,000	390,386
3.56%, 8/15/2027 (c)	470,000	437,678
4.39%, 8/15/2037 (c)	511,000	478,214

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.54%, 8/15/2047 (c)	$ 667,000	$ 623,952
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	122,000	117,210
3.25%, 8/15/2026	40,000	36,472
3.50%, 11/24/2020	75,000	75,066
3.75%, 9/25/2027	38,000	35,747
Philip Morris International, Inc.:
1.88%, 11/1/2019	50,000	49,348
1.88%, 2/25/2021 (b)	222,000	214,971
2.13%, 5/10/2023	75,000	70,308
2.38%, 8/17/2022	169,000	161,770
2.50%, 11/2/2022	159,000	152,537
2.63%, 2/18/2022	50,000	48,741
2.75%, 2/25/2026 (b)	61,000	56,685
2.90%, 11/15/2021	315,000	310,451
3.13%, 3/2/2028 (b)	150,000	142,026
3.25%, 11/10/2024	374,000	363,064
3.38%, 8/11/2025	820,000	797,696
4.13%, 3/4/2043	104,000	96,443
4.25%, 11/10/2044	620,000	588,126
Reynolds American, Inc.:
3.25%, 6/12/2020	225,000	224,496
4.00%, 6/12/2022	100,000	100,641
4.45%, 6/12/2025	781,000	785,608
6.88%, 5/1/2020	155,000	164,525
		9,052,332
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	122,130	125,544
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	80,401	78,552
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	490,678	470,909
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	90,529	88,123
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	46,406	45,186
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	23,050	21,820
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	246,232	230,594
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	75,391	75,594
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	15,451	15,385
Delta Air Lines, Inc.:
2.60%, 12/4/2020	290,000	283,814
Security Description	Principal Amount	Value
3.40%, 4/19/2021	$ 45,000	$ 44,811
3.80%, 4/19/2023	60,000	59,318
4.38%, 4/19/2028	100,000	96,550
Southwest Airlines Co.:
2.65%, 11/5/2020	95,000	93,769
2.75%, 11/6/2019	90,000	89,659
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	82,740	83,808
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	394,355	387,363
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	158,077	152,700
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	36,998	35,483
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	350,501	330,782
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	45,000	43,466
		2,853,230
APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	390,000	373,062
2.38%, 11/1/2026	156,000	141,969
3.38%, 11/1/2046	50,000	44,402
3.88%, 11/1/2045	57,000	55,174
		614,607
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	213,000	203,962
Series GMTN, 2.65%, 2/12/2021	100,000	98,974
Series GMTN, 3.50%, 2/15/2028	100,000	98,059
Series MTN, 1.20%, 7/12/2019	210,000	206,732
Series MTN, 2.00%, 11/13/2019	250,000	247,143
Series MTN, 2.00%, 2/14/2020	100,000	98,492
Series MTN, 2.90%, 2/16/2024	100,000	96,841
Daimler Finance North America LLC 8.50%, 1/18/2031	175,000	246,838
Ford Motor Co.:
4.35%, 12/8/2026	110,000	107,681
5.29%, 12/8/2046 (b)	187,000	173,254
7.40%, 11/1/2046	123,000	145,885
7.45%, 7/16/2031	475,000	557,816

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Ford Motor Credit Co. LLC:
2.43%, 6/12/2020	$ 100,000	$ 98,063
2.68%, 1/9/2020	220,000	217,967
3.10%, 5/4/2023	279,000	265,987
3.16%, 8/4/2020	170,000	168,953
3.20%, 1/15/2021	200,000	197,744
3.34%, 3/18/2021	297,000	294,208
3.66%, 9/8/2024	134,000	128,298
3.82%, 11/2/2027 (b)	330,000	305,613
4.13%, 8/4/2025	399,000	388,562
4.14%, 2/15/2023	350,000	349,702
4.38%, 8/6/2023	483,000	486,096
5.75%, 2/1/2021	500,000	525,210
5.88%, 8/2/2021	330,000	349,780
Series GMTN, 4.39%, 1/8/2026	295,000	289,985
General Motors Co.:
4.20%, 10/1/2027	100,000	95,814
4.88%, 10/2/2023	200,000	205,500
5.15%, 4/1/2038	165,000	156,567
5.40%, 4/1/2048	100,000	95,084
6.60%, 4/1/2036	307,000	335,315
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	260,000	257,806
2.45%, 11/6/2020	236,000	230,546
2.65%, 4/13/2020	85,000	83,980
3.20%, 7/13/2020	840,000	835,439
3.20%, 7/6/2021	258,000	254,280
3.25%, 1/5/2023	600,000	580,434
3.45%, 1/14/2022	425,000	419,360
3.50%, 11/7/2024	200,000	190,362
3.70%, 11/24/2020	50,000	50,219
3.70%, 5/9/2023	170,000	166,957
3.85%, 1/5/2028	458,000	425,670
3.95%, 4/13/2024	208,000	203,674
4.00%, 1/15/2025	250,000	243,393
4.00%, 10/6/2026	128,000	121,842
4.20%, 3/1/2021	50,000	50,723
4.30%, 7/13/2025	329,000	323,601
4.35%, 4/9/2025	200,000	197,728
4.35%, 1/17/2027	205,000	198,829
PACCAR Financial Corp.:
Series MTN, 1.95%, 2/27/2020	60,000	59,125
Series MTN, 2.30%, 8/10/2022	150,000	144,876
Series MTN, 2.80%, 3/1/2021	85,000	84,395
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,300
Series GMTN, 1.90%, 4/8/2021	100,000	96,923
Series GMTN, 2.20%, 1/10/2020	650,000	643,877
Series GMTN, 2.70%, 1/11/2023	308,000	299,666
Series GMTN, 2.80%, 7/13/2022	50,000	49,143
Security Description	Principal Amount	Value
Series GMTN, 3.05%, 1/11/2028	$ 508,000	$ 482,021
Series MTN, 1.55%, 10/18/2019	100,000	98,490
Series MTN, 2.15%, 3/12/2020	134,000	132,258
Series MTN, 2.15%, 9/8/2022	125,000	119,346
Series MTN, 2.25%, 10/18/2023	100,000	94,157
Series MTN, 2.60%, 1/11/2022	217,000	212,460
Series MTN, 2.63%, 1/10/2023	135,000	130,818
Series MTN, 2.75%, 5/17/2021	300,000	296,967
Series MTN, 2.95%, 4/13/2021	275,000	273,944
Series MTN, 3.20%, 1/11/2027	100,000	96,609
Series MTN, 3.30%, 1/12/2022	92,000	92,277
Series MTN, 3.40%, 4/14/2025	150,000	148,323
		15,724,943
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.15%, 11/19/2020	50,000	49,709
4.40%, 10/1/2046	110,000	102,608
Delphi Corp. 4.15%, 3/15/2024	40,000	40,033
Lear Corp. 5.25%, 1/15/2025	100,000	102,752
Magna International, Inc. 3.63%, 6/15/2024	100,000	99,663
		394,765
BANKS — 5.6%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	304,004
Series MTN, 1.60%, 7/15/2019	502,000	495,464
Series MTN, 2.25%, 11/9/2020	250,000	244,127
Series MTN, 2.30%, 6/1/2021	300,000	291,522
Banco Santander SA:
3.80%, 2/23/2028	223,000	203,641
3.85%, 4/12/2023	200,000	195,316
4.25%, 4/11/2027	420,000	399,853
4.38%, 4/12/2028	203,000	193,761
Bancolombia SA 5.95%, 6/3/2021 (b)	305,000	321,333
Bank of America Corp.:
4.10%, 7/24/2023	615,000	625,012
5.70%, 1/24/2022	106,000	114,162
6.22%, 9/15/2026	100,000	111,753
7.75%, 5/14/2038	427,000	578,090

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	$ 395,000	$ 388,265
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	250,000	247,245
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	1,000,000	970,090
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	184,000	176,920
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	805,000	782,830
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	535,000	504,227
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	395,000	356,938
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	242,000	233,651
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	120,000	116,437
Series GMTN, 2.63%, 4/19/2021	743,000	729,819
Series GMTN, 3.30%, 1/11/2023	710,000	699,385
Series GMTN, 3.50%, 4/19/2026	783,000	757,208
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	150,000	146,994
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	713,000	689,671
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	251,000	239,710
Series L, 2.25%, 4/21/2020	200,000	197,208
Series L, 3.95%, 4/21/2025	191,000	187,041
Series L, 4.75%, 4/21/2045	40,000	40,021
Series MTN, 2.15%, 11/9/2020	115,000	112,307
Series MTN, 2.50%, 10/21/2022	536,000	513,413
Series MTN, 3.25%, 10/21/2027	581,000	541,364
Series MTN, 3.88%, 8/1/2025	497,000	494,510
Series MTN, 4.00%, 4/1/2024	112,000	113,011
Series MTN, 4.13%, 1/22/2024	262,000	266,197
Series MTN, 4.20%, 8/26/2024	367,000	368,809
Series MTN, 4.25%, 10/22/2026	257,000	253,731
Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/3/2026	$ 356,000	$ 356,463
Series MTN, 4.88%, 4/1/2044	612,000	640,201
Series MTN, 5.00%, 1/21/2044	200,000	211,684
Series MTN, 5.88%, 2/7/2042	41,000	48,079
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	354,000	345,734
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	1,000,000	1,000,390
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	303,000	298,282
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	154,000	146,864
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	439,000	428,438
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	291,000	285,186
Bank of Montreal:
3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (d)	241,000	223,050
Series D, 3.10%, 4/13/2021	90,000	89,632
Series MTN, 1.50%, 7/18/2019	158,000	155,824
Series MTN, 1.90%, 8/27/2021	540,000	517,352
Series MTN, 2.10%, 12/12/2019	65,000	64,229
Series MTN, 2.35%, 9/11/2022	470,000	449,738
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	263,000	260,123
3.55%, 9/23/2021	213,000	215,190
Series G, 2.15%, 2/24/2020	120,000	118,559
Series G, 3.00%, 2/24/2025	218,000	210,119
Series MTN, 2.05%, 5/3/2021	101,000	97,853
Series MTN, 2.20%, 8/16/2023	50,000	46,923
Series MTN, 2.30%, 9/11/2019	243,000	241,644
Series MTN, 2.45%, 11/27/2020	368,000	361,895
Series MTN, 2.45%, 8/17/2026	212,000	193,933
Series MTN, 2.50%, 4/15/2021	154,000	151,183
Series MTN, 2.60%, 8/17/2020	200,000	198,044
Series MTN, 2.80%, 5/4/2026	133,000	125,741
Series MTN, 3.00%, 10/30/2028	119,000	109,133

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series MTN, 3.25%, 9/11/2024	$ 200,000	$ 195,988
Series MTN, 3.30%, 8/23/2029	100,000	93,027
Series MTN, 3.95%, 11/18/2025	150,000	152,301
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	368,000	357,045
Bank of Nova Scotia:
1.85%, 4/14/2020	211,000	207,080
2.70%, 3/7/2022 (b)	954,000	932,058
2.80%, 7/21/2021	150,000	147,822
Series BKNT, 2.15%, 7/14/2020	100,000	97,994
Series BKNT, 2.45%, 3/22/2021	107,000	104,636
Series BKNT, 2.45%, 9/19/2022	33,000	31,728
Series BKNT, 2.50%, 1/8/2021	650,000	638,189
Series BKNT, 3.13%, 4/20/2021	150,000	149,258
Barclays PLC:
2.65%, 1/11/2021	540,000	527,818
3.25%, 1/12/2021	470,000	463,740
3.65%, 3/16/2025	184,000	172,575
3.68%, 1/10/2023	329,000	319,883
4.34%, 1/10/2028	450,000	426,425
4.95%, 1/10/2047	564,000	528,705
5.25%, 8/17/2045	345,000	336,282
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	700,000	691,327
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	50,000	48,747
Series MTN, 2.63%, 6/29/2020	139,000	137,547
Series MTN, 2.75%, 4/1/2022	154,000	150,558
Series MTN, 2.85%, 10/26/2024	207,000	196,435
Series MTN, 3.95%, 3/22/2022	345,000	350,889
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	499,000	518,551
Series MTN, 4.25%, 10/15/2024	100,000	98,602
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	152,000	150,143
BPCE SA:
4.00%, 4/15/2024	112,000	112,396
Series BKNT, 2.65%, 2/3/2021	272,000	266,604
Series MTN, 2.50%, 7/15/2019	740,000	735,508
Security Description	Principal Amount	Value
Series MTN, 2.75%, 12/2/2021	$ 100,000	$ 97,205
Series MTN, 3.38%, 12/2/2026	123,000	115,448
Branch Banking & Trust Co.:
2.10%, 1/15/2020	279,000	274,888
3.63%, 9/16/2025	105,000	103,401
3.80%, 10/30/2026	250,000	248,463
Series BKNT, 2.25%, 6/1/2020	750,000	737,340
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	290,000	285,624
2.55%, 6/16/2022	139,000	134,414
2.70%, 2/2/2021	475,000	467,618
Capital One Financial Corp.:
2.50%, 5/12/2020	97,000	95,542
3.20%, 1/30/2023	259,000	251,344
3.20%, 2/5/2025	108,000	101,418
3.30%, 10/30/2024	113,000	107,790
3.75%, 7/28/2026	483,000	449,214
3.75%, 3/9/2027	420,000	397,753
3.80%, 1/31/2028	850,000	802,647
4.20%, 10/29/2025	482,000	468,480
4.75%, 7/15/2021	253,000	261,589
Capital One NA:
2.35%, 1/31/2020	450,000	443,560
2.40%, 9/5/2019	250,000	247,847
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	150,000	146,888
Series BKNT, 2.13%, 10/20/2020	200,000	194,754
Series BKNT, 2.85%, 2/12/2021	700,000	692,139
Citigroup, Inc.:
2.35%, 8/2/2021	166,000	160,398
2.45%, 1/10/2020	910,000	899,917
2.50%, 7/29/2019	328,000	326,609
2.65%, 10/26/2020	808,000	795,436
2.70%, 3/30/2021	250,000	245,128
2.70%, 10/27/2022	298,000	286,208
2.75%, 4/25/2022	438,000	423,853
2.90%, 12/8/2021	530,000	519,130
3.20%, 10/21/2026	245,000	227,759
3.38%, 3/1/2023	100,000	98,487
3.40%, 5/1/2026	435,000	412,532
3.70%, 1/12/2026	225,000	218,007
3.75%, 6/16/2024	100,000	99,213
3.88%, 3/26/2025	208,000	201,733
4.13%, 7/25/2028	236,000	226,005
4.30%, 11/20/2026	26,000	25,443
4.40%, 6/10/2025	254,000	253,042
4.45%, 9/29/2027	394,000	387,207
4.50%, 1/14/2022	178,000	183,329
4.65%, 7/30/2045	134,000	133,329
4.75%, 5/18/2046	176,000	168,275
5.30%, 5/6/2044	288,000	296,332

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.88%, 1/30/2042	$ 946,000	$ 1,089,139
6.00%, 10/31/2033	100,000	112,307
6.63%, 6/15/2032	100,000	117,986
8.13%, 7/15/2039	1,015,000	1,426,491
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	169,000	165,708
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	253,000	243,973
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	625,000	569,312
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	205,000	201,126
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	344,000	327,588
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	292,000	282,922
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	836,000	784,327
Citizens Bank NA/Providence RI:
2.65%, 5/26/2022	163,000	157,427
Series BKNT, 2.55%, 5/13/2021	280,000	273,081
Series BKNT, 3.70%, 3/29/2023	250,000	249,447
Series MTN, 2.45%, 12/4/2019	100,000	99,007
Comerica Bank Series BKNT, 2.50%, 6/2/2020	103,000	101,686
Commonwealth Bank of Australia 2.30%, 9/6/2019	200,000	198,502
Compass Bank Series BKNT, 2.88%, 6/29/2022	300,000	289,815
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	715,000	688,381
3.13%, 4/26/2021	250,000	248,768
3.75%, 7/21/2026	250,000	234,033
3.88%, 2/8/2022	1,748,000	1,772,070
3.95%, 11/9/2022	195,000	193,551
4.50%, 1/11/2021	105,000	107,966
4.63%, 12/1/2023	210,000	211,409
Series BKTN, 1.38%, 8/9/2019	250,000	245,745
Series GMTN, 2.50%, 1/19/2021	176,000	172,528
Series MTN, 5.25%, 5/24/2041	250,000	279,757
Credit Suisse AG:
Security Description	Principal Amount	Value
3.00%, 10/29/2021	$ 209,000	$ 206,112
5.30%, 8/13/2019	108,000	110,803
5.40%, 1/14/2020	277,000	284,991
Series MTN, 3.63%, 9/9/2024	461,000	453,868
Series MTN, 4.38%, 8/5/2020	211,000	215,975
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	450,000	445,032
3.13%, 12/10/2020	275,000	273,089
3.45%, 4/16/2021	363,000	361,965
3.75%, 3/26/2025	417,000	400,808
3.80%, 9/15/2022	255,000	254,041
4.88%, 5/15/2045	378,000	375,479
Deutsche Bank AG:
2.70%, 7/13/2020	197,000	191,846
2.95%, 8/20/2020 (b)	160,000	155,458
3.13%, 1/13/2021	222,000	214,623
3.15%, 1/22/2021	209,000	202,281
3.30%, 11/16/2022	456,000	427,500
3.38%, 5/12/2021	344,000	333,192
3.95%, 2/27/2023	100,000	95,944
Discover Bank:
3.35%, 2/6/2023	200,000	195,096
3.45%, 7/27/2026	143,000	132,740
4.20%, 8/8/2023	359,000	362,217
Series BKNT, 3.10%, 6/4/2020	150,000	149,021
Series BKNT, 3.20%, 8/9/2021	292,000	288,011
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	149,105
3.50%, 3/15/2022	570,000	570,929
3.95%, 3/14/2028	205,000	202,302
4.30%, 1/16/2024	174,000	176,539
8.25%, 3/1/2038	422,000	578,904
Fifth Third Bank Series BKNT, 2.20%, 10/30/2020	200,000	195,486
First Republic Bank 4.63%, 2/13/2047	250,000	246,122
Goldman Sachs Capital I 6.35%, 2/15/2034	725,000	840,231
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	129,000	127,744
2.30%, 12/13/2019	591,000	584,452
2.35%, 11/15/2021	370,000	356,199
2.55%, 10/23/2019	877,000	871,685
2.60%, 4/23/2020	516,000	511,072
2.60%, 12/27/2020	439,000	431,291
2.63%, 4/25/2021	245,000	239,544
2.75%, 9/15/2020	175,000	173,056
2.88%, 2/25/2021	366,000	361,022
3.00%, 4/26/2022	251,000	245,107
3.50%, 1/23/2025	150,000	144,842
3.50%, 11/16/2026	747,000	702,815
3.63%, 1/22/2023	150,000	149,111
3.75%, 5/22/2025	260,000	253,716
3.75%, 2/25/2026	108,000	104,706

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.85%, 1/26/2027	$ 331,000	$ 317,992
4.00%, 3/3/2024	698,000	699,047
4.25%, 10/21/2025	338,000	332,758
5.15%, 5/22/2045	222,000	220,140
5.25%, 7/27/2021	362,000	380,274
5.75%, 1/24/2022	650,000	695,546
5.95%, 1/15/2027	337,000	366,835
6.45%, 5/1/2036	100,000	115,927
6.75%, 10/1/2037	1,174,000	1,391,789
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	218,000	210,121
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	653,000	630,308
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	487,000	463,108
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	659,000	649,583
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	499,000	453,955
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	500,000	481,165
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	253,000	240,039
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	359,000	350,520
Series GMTN, 5.38%, 3/15/2020	175,000	181,223
Series MTN, 4.80%, 7/8/2044	404,000	402,853
HSBC Holdings PLC:
2.95%, 5/25/2021	1,214,000	1,196,773
3.40%, 3/8/2021	227,000	226,805
3.60%, 5/25/2023	169,000	167,379
3.90%, 5/25/2026	218,000	212,868
4.00%, 3/30/2022	328,000	333,114
4.30%, 3/8/2026	592,000	594,374
4.38%, 11/23/2026	636,000	625,093
5.10%, 4/5/2021	468,000	488,962
5.25%, 3/14/2044	304,000	309,016
6.10%, 1/14/2042	340,000	411,726
6.50%, 5/2/2036	346,000	402,730
6.50%, 9/15/2037	898,000	1,053,345
6.80%, 6/1/2038	570,000	688,229
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	500,000	498,325
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	724,000	710,128
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	$ 200,000	$ 202,466
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	231,000	222,841
HSBC USA, Inc. 2.35%, 3/5/2020	100,000	98,810
Huntington Bancshares, Inc. 3.15%, 3/14/2021	307,000	305,450
Huntington National Bank:
2.88%, 8/20/2020	150,000	149,069
Series BKNT, 2.50%, 8/7/2022	625,000	601,750
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	240,750
ING Groep NV:
3.15%, 3/29/2022	169,000	165,772
3.95%, 3/29/2027	128,000	125,102
Intesa Sanpaolo SpA 5.25%, 1/12/2024	400,000	391,908
JPMorgan Chase & Co.:
2.20%, 10/22/2019	150,000	148,545
2.25%, 1/23/2020	574,000	566,590
2.40%, 6/7/2021	427,000	415,860
2.55%, 10/29/2020	506,000	497,438
2.70%, 5/18/2023	288,000	276,330
2.75%, 6/23/2020	200,000	198,348
2.95%, 10/1/2026	486,000	451,654
3.13%, 1/23/2025	1,559,000	1,491,885
3.20%, 1/25/2023	214,000	210,495
3.20%, 6/15/2026	143,000	135,488
3.25%, 9/23/2022	218,000	215,800
3.30%, 4/1/2026	620,000	592,050
3.63%, 5/13/2024	147,000	146,174
3.63%, 12/1/2027	87,000	81,878
3.88%, 2/1/2024	272,000	274,521
3.88%, 9/10/2024	98,000	96,984
3.90%, 7/15/2025	180,000	179,748
4.13%, 12/15/2026	438,000	432,766
4.25%, 10/15/2020	483,000	493,066
4.25%, 10/1/2027	159,000	157,618
4.35%, 8/15/2021	163,000	167,618
4.40%, 7/22/2020	993,000	1,017,011
4.50%, 1/24/2022	233,000	241,069
4.85%, 2/1/2044	550,000	573,711
4.95%, 6/1/2045	330,000	335,627
5.50%, 10/15/2040	150,000	168,173
5.60%, 7/15/2041	310,000	351,307
5.63%, 8/16/2043	118,000	131,348
6.40%, 5/15/2038	316,000	389,732
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	500,000	500,770
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	565,000	559,740

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	$ 488,000	$ 473,209
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	752,000	711,618
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (d)	254,000	250,749
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	440,000	396,092
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	149,000	145,488
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	139,000	128,201
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	305,000	291,858
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	512,000	460,088
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	150,000	141,879
Series MTN, 2.30%, 8/15/2021	380,000	367,764
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (d)	440,000	436,110
Series BKNT, 1.65%, 9/23/2019	150,000	147,842
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (d)	500,000	498,980
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	240,077
Series BKNT, 2.50%, 11/22/2021	100,000	97,203
Series BKNT, 3.35%, 6/15/2021	250,000	250,618
Series BKNT, 3.38%, 3/7/2023	750,000	742,560
Series BKNT, 6.95%, 2/1/2028	146,000	174,609
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	240,000	225,910
Series GMTN, 1.75%, 7/27/2026	200,000	181,726
Lloyds Bank PLC 3.30%, 5/7/2021	200,000	199,410
Lloyds Banking Group PLC:
3.00%, 1/11/2022	240,000	233,647
3.75%, 1/11/2027	535,000	506,281
4.34%, 1/9/2048	625,000	536,412
Security Description	Principal Amount	Value
4.38%, 3/22/2028	$ 303,000	$ 298,376
4.45%, 5/8/2025	200,000	201,298
4.58%, 12/10/2025	292,000	286,341
5.30%, 12/1/2045	402,000	399,170
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	217,000	206,656
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	313,000	289,287
Manufacturers & Traders Trust Co. Series BKNT, 2.25%, 7/25/2019	200,000	198,604
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	207,000	199,031
2.76%, 9/13/2026	150,000	137,904
2.95%, 3/1/2021	218,000	215,683
3.00%, 2/22/2022	105,000	103,083
3.29%, 7/25/2027 (b)	140,000	133,326
3.46%, 3/2/2023	322,000	319,063
3.68%, 2/22/2027	153,000	150,306
3.78%, 3/2/2025	200,000	199,294
3.85%, 3/1/2026	389,000	387,261
3.96%, 3/2/2028	200,000	200,820
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	285,000	278,120
3.17%, 9/11/2027	371,000	348,061
3.55%, 3/5/2023	200,000	198,656
4.02%, 3/5/2028	202,000	202,501
Morgan Stanley:
2.65%, 1/27/2020	723,000	717,802
2.75%, 5/19/2022	521,000	505,167
2.80%, 6/16/2020	416,000	412,580
3.63%, 1/20/2027	178,000	171,248
3.95%, 4/23/2027	466,000	444,895
4.30%, 1/27/2045	743,000	702,187
4.38%, 1/22/2047	327,000	311,726
4.88%, 11/1/2022	676,000	701,350
5.75%, 1/25/2021	650,000	687,375
6.38%, 7/24/2042	220,000	269,366
7.25%, 4/1/2032	193,000	243,111
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	155,000	154,335
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	244,000	231,924
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	250,000	245,088
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	145,000	133,661
Series F, 3.88%, 4/29/2024	116,000	116,094
Series GMTN, 2.38%, 7/23/2019	604,000	600,738

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series GMTN, 2.50%, 4/21/2021	$ 773,000	$ 754,695
Series GMTN, 3.13%, 1/23/2023	720,000	702,173
Series GMTN, 3.70%, 10/23/2024	268,000	264,607
Series GMTN, 3.75%, 2/25/2023	189,000	189,251
Series GMTN, 3.88%, 1/27/2026	631,000	621,068
Series GMTN, 4.00%, 7/23/2025	413,000	411,736
Series GMTN, 4.35%, 9/8/2026	256,000	252,593
Series GMTN, 5.50%, 1/26/2020	215,000	222,497
Series GMTN, 5.50%, 7/24/2020	372,000	388,338
Series GMTN, 5.50%, 7/28/2021	201,000	212,666
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	115,000	110,888
Series MTN, 2.63%, 11/17/2021	279,000	271,367
Series MTN, 3.13%, 7/27/2026	950,000	884,184
Series MTN, 4.10%, 5/22/2023	205,000	206,060
Series MTN, 5.63%, 9/23/2019	173,000	178,259
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	254,000	250,060
National Australia Bank, Ltd.:
2.50%, 1/12/2021	550,000	539,143
2.50%, 7/12/2026	250,000	226,173
2.80%, 1/10/2022	255,000	249,250
2.88%, 4/12/2023	250,000	241,770
Series GMTN, 2.50%, 5/22/2022	319,000	305,669
Series GMTN, 2.63%, 1/14/2021	250,000	245,862
Northern Trust Corp.:
2.38%, 8/2/2022	147,000	142,336
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	59,053
PNC Bank NA:
2.50%, 1/22/2021	270,000	265,515
2.95%, 2/23/2025	121,000	115,848
3.25%, 1/22/2028 (b)	258,000	246,777
3.30%, 10/30/2024	200,000	196,524
3.80%, 7/25/2023	103,000	103,598
Series BKNT, 2.15%, 4/29/2021	122,000	118,392
Series BKNT, 2.25%, 7/2/2019	125,000	124,390
Security Description	Principal Amount	Value
Series BKNT, 2.40%, 10/18/2019	$ 160,000	$ 158,910
Series BKNT, 2.45%, 11/5/2020	200,000	196,454
Series BKNT, 2.45%, 7/28/2022	251,000	242,175
Series BKNT, 2.55%, 12/9/2021	128,000	124,719
Series BKNT, 2.70%, 11/1/2022	157,000	151,091
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027 (b)	425,000	404,260
3.90%, 4/29/2024	308,000	308,536
4.38%, 8/11/2020	529,000	541,199
5.13%, 2/8/2020	196,000	202,229
RBC USA Holdco Corp. 5.25%, 9/15/2020	100,000	104,041
Regions Bank 6.45%, 6/26/2037	50,000	59,340
Regions Financial Corp.:
2.75%, 8/14/2022	175,000	168,814
3.20%, 2/8/2021	53,000	52,752
Royal Bank of Canada:
1.50%, 7/29/2019	160,000	157,691
1.88%, 2/5/2020	58,000	57,075
2.00%, 10/1/2018	138,000	137,865
2.20%, 9/23/2019	100,000	99,293
2.30%, 3/22/2021	400,000	391,900
Series GMTN, 2.13%, 3/2/2020	215,000	211,805
Series GMTN, 2.15%, 3/6/2020	201,000	198,023
Series GMTN, 3.20%, 4/30/2021	980,000	979,637
Series GMTN, 4.65%, 1/27/2026	190,000	192,998
Series MTN, 2.35%, 10/30/2020	260,000	255,039
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	301,000	292,617
4.80%, 4/5/2026	240,000	241,428
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	216,000	209,380
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	500,000	500,600
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (d)	200,000	199,048
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	352,000	340,377
3.70%, 3/28/2022	265,000	261,245
4.40%, 7/13/2027	145,000	138,745
4.50%, 7/17/2025	150,000	147,282

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	$ 305,000	$ 296,262
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	134,000	123,095
Santander UK PLC:
2.13%, 11/3/2020	100,000	97,097
2.35%, 9/10/2019	99,000	98,223
2.50%, 1/5/2021	550,000	536,921
3.40%, 6/1/2021	500,000	499,690
4.00%, 3/13/2024	253,000	254,237
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (d)	250,000	246,873
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	214,000	210,274
1.88%, 9/13/2021	384,000	367,131
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	250,000	247,210
2.51%, 1/17/2020	358,000	354,005
3.20%, 7/18/2022	240,000	237,197
3.95%, 7/19/2023	250,000	253,855
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	112,000	107,545
2.44%, 10/19/2021	181,000	175,023
2.63%, 7/14/2026	164,000	149,524
2.78%, 7/12/2022	284,000	274,903
2.85%, 1/11/2022	253,000	246,483
2.93%, 3/9/2021	311,000	307,333
3.10%, 1/17/2023	380,000	371,427
3.36%, 7/12/2027 (b)	134,000	128,389
3.45%, 1/11/2027	213,000	205,790
3.54%, 1/17/2028	332,000	322,731
3.78%, 3/9/2026	783,000	776,666
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	201,000	198,453
Series BKNT, 2.45%, 8/1/2022	100,000	96,238
Series BKNT, 2.75%, 5/1/2023	200,000	192,870
Series BKNT, 3.00%, 2/2/2023	200,000	195,638
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (d)	250,000	247,810
SunTrust Banks, Inc.:
2.70%, 1/27/2022	222,000	216,110
2.90%, 3/3/2021	171,000	168,898
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	261,000	246,381
Series GMTN, 2.40%, 10/1/2020	200,000	196,372
Security Description	Principal Amount	Value
Synovus Financial Corp. 3.13%, 11/1/2022	$ 365,000	$ 349,491
Toronto-Dominion Bank:
1.45%, 8/13/2019	130,000	128,093
1.80%, 7/13/2021 (b)	140,000	134,074
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (d)	133,000	125,016
Series BKNT, 2.13%, 7/2/2019	255,000	253,447
Series GMTN, 1.85%, 9/11/2020	65,000	63,302
Series GMTN, 2.50%, 12/14/2020	200,000	196,784
Series GMTN, 2.55%, 1/25/2021	950,000	935,360
Series MTN, 2.13%, 4/7/2021	400,000	388,260
Series MTN, 2.25%, 11/5/2019	100,000	99,221
UBS AG:
Series GMTN, 2.35%, 3/26/2020	110,000	108,748
Series GMTN, 2.38%, 8/14/2019	370,000	367,691
US Bancorp:
Series MTN, 2.35%, 1/29/2021	391,000	383,469
Series MTN, 2.95%, 7/15/2022	143,000	139,714
Series MTN, 3.70%, 1/30/2024	209,000	210,879
Series MTN, 3.90%, 4/26/2028	250,000	253,805
Series MTN, 4.13%, 5/24/2021	100,000	102,622
Series V, 2.38%, 7/22/2026	158,000	143,775
Series V, 2.63%, 1/24/2022	296,000	289,864
Series X, 3.15%, 4/27/2027	171,000	163,924
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	375,000	369,353
Series BKNT, 2.35%, 1/23/2020	500,000	495,280
Series BKNT, 2.85%, 1/23/2023	263,000	257,451
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (d)	250,000	249,892
Wachovia Corp. 7.57%, 8/1/2026 (e)	575,000	683,106
Wells Fargo & Co.:
2.10%, 7/26/2021	513,000	492,757
2.50%, 3/4/2021	513,000	501,693
3.00%, 4/22/2026	548,000	503,217
3.00%, 10/23/2026	559,000	516,220
3.07%, 1/24/2023	351,000	341,098
3.90%, 5/1/2045 (b)	164,000	148,904
4.13%, 8/15/2023	105,000	105,518

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.48%, 1/16/2024	$ 175,000	$ 178,573
5.38%, 11/2/2043	426,000	443,389
5.61%, 1/15/2044	1,083,000	1,160,478
Series GMTN, 2.60%, 7/22/2020	330,000	325,759
Series GMTN, 4.30%, 7/22/2027	274,000	270,238
Series GMTN, 4.90%, 11/17/2045	300,000	298,260
Series M, 3.45%, 2/13/2023	185,000	181,230
Series MTN, 2.55%, 12/7/2020	548,000	538,563
Series MTN, 2.63%, 7/22/2022	423,000	406,816
Series MTN, 3.00%, 2/19/2025	115,000	108,539
Series MTN, 3.50%, 3/8/2022	673,000	671,452
Series MTN, 3.55%, 9/29/2025	239,000	232,236
Series MTN, 4.10%, 6/3/2026	990,000	969,665
Series MTN, 4.75%, 12/7/2046	184,000	177,599
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	324,000	309,925
Series N, 2.15%, 1/30/2020	377,000	371,424
Wells Fargo Bank NA:
5.85%, 2/1/2037	207,000	236,926
Series BKNT, 2.15%, 12/6/2019	250,000	247,117
Series BKNT, 2.40%, 1/15/2020	553,000	547,680
Series BKNT, 2.60%, 1/15/2021	280,000	275,559
Wells Fargo Capital 5.95%, 12/1/2086	355,000	382,008
Westpac Banking Corp.:
1.60%, 8/19/2019	200,000	197,168
2.10%, 5/13/2021	84,000	81,148
2.15%, 3/6/2020	100,000	98,461
2.30%, 5/26/2020	235,000	231,348
2.60%, 11/23/2020	208,000	204,674
2.75%, 1/11/2023	968,000	922,920
2.80%, 1/11/2022	185,000	180,882
2.85%, 5/13/2026	130,000	120,531
3.35%, 3/8/2027	150,000	143,661
3.40%, 1/25/2028	250,000	239,143
3.65%, 5/15/2023	200,000	199,934
4.88%, 11/19/2019	237,000	243,015
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (d)	133,000	128,297
		166,284,990
BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	263,000	253,500
Security Description	Principal Amount	Value
2.65%, 2/1/2021	$ 1,821,000	$ 1,795,087
3.30%, 2/1/2023	1,702,000	1,687,465
3.65%, 2/1/2026	1,772,000	1,735,107
3.70%, 2/1/2024	138,000	138,124
4.70%, 2/1/2036	1,076,000	1,088,912
4.90%, 2/1/2046	960,000	987,446
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	538,000	519,751
3.50%, 1/12/2024	117,000	116,353
3.75%, 7/15/2042	610,000	535,946
4.00%, 4/13/2028	190,000	189,462
4.38%, 4/15/2038	65,000	63,234
4.44%, 10/6/2048	234,000	225,031
4.60%, 4/15/2048	85,000	83,691
4.75%, 4/15/2058	200,000	196,502
6.88%, 11/15/2019	566,000	594,691
8.20%, 1/15/2039	270,000	387,736
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	59,617
4.00%, 4/15/2038	55,000	54,818
4.50%, 7/15/2045	40,000	42,938
Coca-Cola Co.:
1.55%, 9/1/2021	150,000	143,481
2.20%, 5/25/2022	70,000	67,943
2.55%, 6/1/2026	300,000	278,967
2.88%, 10/27/2025	332,000	318,318
2.90%, 5/25/2027 (b)	408,000	387,233
3.15%, 11/15/2020	99,000	99,589
3.20%, 11/1/2023	247,000	246,674
3.30%, 9/1/2021	250,000	252,188
Constellation Brands, Inc.:
2.00%, 11/7/2019	250,000	246,155
2.25%, 11/6/2020	100,000	97,642
3.20%, 2/15/2023	100,000	97,370
3.50%, 5/9/2027	23,000	21,784
3.60%, 2/15/2028	450,000	426,609
3.70%, 12/6/2026	220,000	212,216
3.75%, 5/1/2021	30,000	30,281
3.88%, 11/15/2019	25,000	25,253
4.10%, 2/15/2048 (b)	100,000	89,367
4.25%, 5/1/2023	115,000	116,795
4.50%, 5/9/2047	20,000	19,127
Diageo Capital PLC:
2.63%, 4/29/2023	469,000	453,776
3.88%, 4/29/2043	136,000	131,731
Diageo Investment Corp. 7.45%, 4/15/2035	180,000	251,096
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	320,000	279,782
3.43%, 6/15/2027	85,000	78,827
4.42%, 12/15/2046	150,000	136,898
Maple Escrow Subsidiary, Inc.:
4.06%, 5/25/2023 (c)	400,000	401,408
4.60%, 5/25/2028 (c)	400,000	401,456
4.99%, 5/25/2038 (c)	50,000	50,328
5.09%, 5/25/2048 (b) (c)	100,000	100,759

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Molson Coors Brewing Co.:
1.45%, 7/15/2019	$ 105,000	$ 103,340
2.10%, 7/15/2021	180,000	172,598
2.25%, 3/15/2020	250,000	245,983
3.00%, 7/15/2026	376,000	342,107
4.20%, 7/15/2046	95,000	85,059
5.00%, 5/1/2042	175,000	177,067
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,262
1.70%, 10/6/2021	196,000	187,566
1.85%, 4/30/2020	125,000	122,800
2.00%, 4/15/2021	124,000	120,761
2.38%, 10/6/2026	137,000	125,177
2.75%, 3/5/2022	266,000	263,050
2.75%, 3/1/2023	238,000	232,728
2.75%, 4/30/2025	126,000	120,030
2.85%, 2/24/2026	28,000	26,621
3.00%, 10/15/2027 (b)	836,000	794,183
3.10%, 7/17/2022	83,000	82,871
3.45%, 10/6/2046	325,000	290,258
3.60%, 3/1/2024	579,000	585,502
3.60%, 8/13/2042	70,000	64,859
4.25%, 10/22/2044	170,000	173,097
4.45%, 4/14/2046	312,000	327,491
4.50%, 1/15/2020	100,000	102,803
4.60%, 7/17/2045	135,000	145,407
Pepsi-Cola Metropolitan Bottling Co., Inc. Series B, 7.00%, 3/1/2029	110,000	140,168
		21,294,252
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	248,591
2.13%, 5/1/2020	100,000	98,319
2.20%, 5/11/2020	163,000	160,400
2.25%, 8/19/2023	100,000	93,791
2.60%, 8/19/2026	158,000	142,717
2.65%, 5/11/2022	442,000	428,731
3.13%, 5/1/2025	170,000	162,624
3.45%, 10/1/2020	100,000	100,824
3.63%, 5/22/2024	120,000	119,478
3.88%, 11/15/2021	175,000	177,648
4.10%, 6/15/2021	180,000	183,758
4.40%, 5/1/2045	425,000	406,249
4.50%, 3/15/2020	50,000	51,178
4.56%, 6/15/2048	245,000	239,965
4.66%, 6/15/2051	365,000	360,671
5.65%, 6/15/2042	100,000	113,086
5.75%, 3/15/2040	55,000	62,932
Baxalta, Inc.:
2.88%, 6/23/2020	102,000	100,836
3.60%, 6/23/2022	50,000	49,420
4.00%, 6/23/2025	346,000	338,720
5.25%, 6/23/2045	205,000	211,421
Biogen, Inc.:
2.90%, 9/15/2020	105,000	104,441
3.63%, 9/15/2022	65,000	64,988
Security Description	Principal Amount	Value
4.05%, 9/15/2025	$ 900,000	$ 904,041
5.20%, 9/15/2045	218,000	230,600
Celgene Corp.:
2.75%, 2/15/2023	54,000	51,595
2.88%, 8/15/2020	313,000	310,465
2.88%, 2/19/2021	105,000	103,905
3.25%, 8/15/2022	255,000	250,007
3.25%, 2/20/2023	100,000	97,669
3.45%, 11/15/2027	150,000	138,098
3.63%, 5/15/2024	195,000	190,316
3.88%, 8/15/2025	836,000	812,801
3.90%, 2/20/2028	250,000	237,435
4.35%, 11/15/2047	261,000	230,304
4.55%, 2/20/2048	250,000	227,997
5.00%, 8/15/2045	256,000	249,277
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (b)	45,000	42,963
2.35%, 2/1/2020	182,000	180,460
2.55%, 9/1/2020	1,122,000	1,108,413
3.25%, 9/1/2022	187,000	185,805
3.50%, 2/1/2025	326,000	321,394
3.65%, 3/1/2026	310,000	306,057
3.70%, 4/1/2024	290,000	290,484
4.50%, 4/1/2021	111,000	114,411
4.50%, 2/1/2045	893,000	892,473
4.60%, 9/1/2035	155,000	159,593
4.75%, 3/1/2046	118,000	121,888
4.80%, 4/1/2044	141,000	146,406
		11,925,645
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	184,616
Johnson Controls International PLC:
4.25%, 3/1/2021	60,000	61,429
4.50%, 2/15/2047	144,000	138,856
5.13%, 9/14/2045	200,000	208,242
Lennox International, Inc. 3.00%, 11/15/2023	25,000	23,707
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	416,000	385,478
4.25%, 7/2/2024	130,000	132,362
4.25%, 12/15/2047	500,000	431,750
Masco Corp.:
3.50%, 4/1/2021	95,000	94,825
3.50%, 11/15/2027	30,000	27,669
4.38%, 4/1/2026	230,000	228,432
4.50%, 5/15/2047	50,000	43,810
Owens Corning:
4.20%, 12/15/2022	159,000	159,498
4.40%, 1/30/2048	350,000	291,826
Vulcan Materials Co.:
3.90%, 4/1/2027	45,000	43,073
4.50%, 4/1/2025	250,000	253,383
4.50%, 6/15/2047	50,000	45,700

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.70%, 3/1/2048 (c)	$ 100,000	$ 93,606
		2,848,262
CHEMICALS — 0.4%
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	99,539
Cabot Corp. 3.70%, 7/15/2022	100,000	99,507
Celanese US Holdings LLC:
4.63%, 11/15/2022	56,000	57,660
5.88%, 6/15/2021	40,000	42,396
Dow Chemical Co.:
4.25%, 11/15/2020	259,000	264,690
4.25%, 10/1/2034	440,000	425,036
4.38%, 11/15/2042	230,000	217,649
5.25%, 11/15/2041	341,000	356,471
9.40%, 5/15/2039	74,000	113,605
Eastman Chemical Co.:
3.60%, 8/15/2022	215,000	214,512
4.65%, 10/15/2044	267,000	261,292
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	183,000	180,409
2.80%, 2/15/2023	233,000	225,933
4.15%, 2/15/2043	189,000	176,817
FMC Corp. 5.20%, 12/15/2019	55,000	56,511
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	155,000	141,301
LYB International Finance B.V.:
4.00%, 7/15/2023	405,000	405,838
4.88%, 3/15/2044	125,000	124,301
LYB International Finance II B.V. 3.50%, 3/2/2027	64,000	60,161
LyondellBasell Industries NV:
4.63%, 2/26/2055	385,000	356,009
5.75%, 4/15/2024	275,000	297,019
6.00%, 11/15/2021	108,000	115,545
Methanex Corp. 5.65%, 12/1/2044	100,000	97,306
Monsanto Co.:
2.13%, 7/15/2019	240,000	237,655
3.95%, 4/15/2045	61,000	53,279
4.20%, 7/15/2034	240,000	223,198
4.40%, 7/15/2044	165,000	153,455
Mosaic Co.:
4.05%, 11/15/2027 (b)	108,000	103,098
4.25%, 11/15/2023	237,000	238,834
5.63%, 11/15/2043	210,000	211,283
Nutrien, Ltd.:
3.00%, 4/1/2025	100,000	91,857
3.15%, 10/1/2022	170,000	165,497
3.63%, 3/15/2024	140,000	135,845
4.13%, 3/15/2035	255,000	237,303
5.88%, 12/1/2036	50,000	57,098
6.13%, 1/15/2041	20,000	22,992
PPG Industries, Inc.:
3.20%, 3/15/2023	100,000	99,011
Security Description	Principal Amount	Value
3.75%, 3/15/2028 (b)	$ 100,000	$ 98,564
Praxair, Inc.:
3.00%, 9/1/2021	250,000	249,108
3.20%, 1/30/2026	215,000	210,205
RPM International, Inc.:
3.75%, 3/15/2027	108,000	103,175
4.25%, 1/15/2048	850,000	768,511
5.25%, 6/1/2045	50,000	52,767
6.13%, 10/15/2019	110,000	113,978
Sherwin-Williams Co.:
2.25%, 5/15/2020	305,000	300,294
2.75%, 6/1/2022	326,000	315,783
3.13%, 6/1/2024	25,000	23,878
3.45%, 6/1/2027	206,000	195,006
4.00%, 12/15/2042	88,000	78,976
4.50%, 6/1/2047	29,000	27,735
Syngenta Finance NV 3.13%, 3/28/2022	859,000	826,040
Westlake Chemical Corp.:
3.60%, 8/15/2026	206,000	195,607
4.38%, 11/15/2047	350,000	322,892
5.00%, 8/15/2046	50,000	50,577
		10,353,008
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	141,000	139,088
3.38%, 9/15/2025	50,000	49,562
Block Financial LLC:
5.25%, 10/1/2025	200,000	202,936
5.50%, 11/1/2022	100,000	103,348
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	45,000	44,460
Ecolab, Inc.:
2.38%, 8/10/2022	160,000	154,173
2.70%, 11/1/2026	20,000	18,523
3.25%, 12/1/2027	170,000	162,603
4.35%, 12/8/2021	150,000	154,932
5.50%, 12/8/2041	128,000	150,661
Equifax, Inc. 2.30%, 6/1/2021	170,000	163,877
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	51,066
Series 2018, 4.13%, 9/15/2048	200,000	203,122
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (b)	40,000	37,397
5.60%, 7/1/2111	119,000	153,072
Moody's Corp.:
2.63%, 1/15/2023	315,000	301,282
2.75%, 7/15/2019	80,000	79,798
2.75%, 12/15/2021	50,000	48,857
3.25%, 1/15/2028	35,000	33,070
4.50%, 9/1/2022	95,000	98,061

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.88%, 2/15/2024	$ 100,000	$ 104,967
Northwestern University Series 2017, 3.66%, 12/1/2057	25,000	23,924
President and Fellows of Harvard College:
3.15%, 7/15/2046 (b)	125,000	111,176
3.30%, 7/15/2056	200,000	179,610
Princeton University 5.70%, 3/1/2039	100,000	128,492
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	92,654
3.30%, 8/14/2020	50,000	50,082
4.00%, 6/15/2025	180,000	180,828
4.40%, 2/15/2026	107,000	109,835
4.50%, 5/15/2048	300,000	303,735
Total System Services, Inc. 4.45%, 6/1/2028	200,000	199,442
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	650,000	610,805
University of Southern California:
3.03%, 10/1/2039	100,000	90,956
Series 2017, 3.84%, 10/1/2047	55,000	54,997
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	105,968
Western Union Co.:
3.60%, 3/15/2022	50,000	49,575
6.20%, 11/17/2036	105,000	105,979
		4,852,913
COMPUTERS — 0.7%
Apple, Inc.:
1.50%, 9/12/2019	395,000	389,806
1.55%, 8/4/2021	300,000	287,619
1.80%, 5/11/2020	151,000	148,409
1.90%, 2/7/2020	118,000	116,526
2.00%, 5/6/2020	323,000	318,501
2.00%, 11/13/2020	300,000	294,348
2.10%, 9/12/2022	183,000	175,828
2.25%, 2/23/2021	1,039,000	1,020,288
2.30%, 5/11/2022	243,000	235,836
2.40%, 1/13/2023	452,000	436,862
2.40%, 5/3/2023	407,000	391,933
2.45%, 8/4/2026	268,000	246,123
2.50%, 2/9/2022	315,000	308,930
2.50%, 2/9/2025	343,000	322,341
2.70%, 5/13/2022	201,000	197,961
2.75%, 1/13/2025	282,000	269,372
2.85%, 5/6/2021	488,000	486,819
2.85%, 2/23/2023	190,000	187,108
2.85%, 5/11/2024	262,000	253,480
2.90%, 9/12/2027	171,000	160,908
3.00%, 2/9/2024	120,000	117,589
3.00%, 6/20/2027	68,000	64,624
3.00%, 11/13/2027	231,000	219,376
Security Description	Principal Amount	Value
3.20%, 5/13/2025	$ 205,000	$ 200,763
3.20%, 5/11/2027	386,000	372,409
3.25%, 2/23/2026	170,000	165,804
3.35%, 2/9/2027	329,000	321,492
3.45%, 5/6/2024	358,000	358,455
3.75%, 9/12/2047	103,000	96,698
3.75%, 11/13/2047	193,000	181,698
3.85%, 5/4/2043	290,000	277,382
3.85%, 8/4/2046	264,000	251,119
4.25%, 2/9/2047	166,000	168,769
4.38%, 5/13/2045	135,000	138,941
4.50%, 2/23/2036	425,000	456,667
4.65%, 2/23/2046	364,000	391,697
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (c)	720,000	730,552
5.45%, 6/15/2023 (c)	187,000	195,681
6.02%, 6/15/2026 (c)	390,000	409,820
8.10%, 7/15/2036 (c)	519,000	606,799
8.35%, 7/15/2046 (c)	813,000	980,958
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	421,000	423,186
4.40%, 10/15/2022	110,000	112,814
4.90%, 10/15/2025	880,000	898,489
6.20%, 10/15/2035	115,000	117,444
6.35%, 10/15/2045	250,000	248,225
HP, Inc. 4.05%, 9/15/2022	264,000	267,662
IBM Credit LLC:
1.80%, 1/20/2021	100,000	96,988
2.20%, 9/8/2022	100,000	95,622
2.65%, 2/5/2021	100,000	98,995
3.00%, 2/6/2023	100,000	98,368
International Business Machines Corp.:
1.90%, 1/27/2020	106,000	104,503
2.25%, 2/19/2021	114,000	111,663
2.88%, 11/9/2022	1,150,000	1,128,852
2.90%, 11/1/2021	1,150,000	1,140,513
3.45%, 2/19/2026	763,000	752,104
3.63%, 2/12/2024	125,000	126,065
4.00%, 6/20/2042	250,000	244,155
4.70%, 2/19/2046	153,000	166,921
5.88%, 11/29/2032	70,000	85,072
6.22%, 8/1/2027	208,000	245,463
7.00%, 10/30/2025	100,000	120,427
NetApp, Inc. 3.38%, 6/15/2021	60,000	59,618
Seagate HDD Cayman:
4.25%, 3/1/2022 (b)	192,000	189,475
4.75%, 1/1/2025 (b)	150,000	143,895
4.88%, 3/1/2024 (b)	345,000	335,747
4.88%, 6/1/2027	230,000	213,769
5.75%, 12/1/2034 (b)	90,000	80,789
		20,663,115

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	$ 216,000	$ 209,010
Series MTN, 1.95%, 2/1/2023	100,000	95,056
Series MTN, 2.30%, 5/3/2022	225,000	219,224
Series MTN, 3.70%, 8/1/2047 (b)	55,000	51,420
Series MTN, 4.00%, 8/15/2045	120,000	118,579
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,275
3.15%, 3/15/2027	163,000	157,042
4.15%, 3/15/2047	65,000	66,541
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	48,084
1.75%, 10/25/2019	51,000	50,399
1.85%, 2/2/2021	50,000	48,696
1.90%, 10/23/2020	235,000	230,173
2.30%, 2/6/2022	225,000	219,348
2.45%, 11/3/2026	147,000	135,762
2.70%, 2/2/2026	63,000	59,763
3.10%, 8/15/2023	200,000	199,500
3.50%, 10/25/2047	450,000	412,430
Unilever Capital Corp.:
1.38%, 7/28/2021	300,000	285,123
2.00%, 7/28/2026	100,000	89,164
2.20%, 5/5/2022	238,000	229,125
2.75%, 3/22/2021	100,000	99,289
3.13%, 3/22/2023 (b)	100,000	99,205
3.38%, 3/22/2025 (b)	100,000	99,438
3.50%, 3/22/2028 (b)	100,000	99,657
4.25%, 2/10/2021	155,000	159,618
5.90%, 11/15/2032	104,000	128,127
		3,629,048
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	90,393
4.60%, 6/15/2045	270,000	277,908
		368,301
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	484,000	465,448
3.50%, 1/15/2025	400,000	375,464
3.65%, 7/21/2027	195,000	177,705
3.95%, 2/1/2022	237,000	236,125
4.50%, 5/15/2021	415,000	421,990
4.63%, 10/30/2020	86,000	87,643
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	96,870
Air Lease Corp.:
Security Description	Principal Amount	Value
2.50%, 3/1/2021	$ 460,000	$ 447,525
2.63%, 7/1/2022	131,000	125,044
2.75%, 1/15/2023	100,000	95,115
3.25%, 3/1/2025	300,000	278,808
3.38%, 6/1/2021	166,000	164,946
3.75%, 2/1/2022	125,000	125,063
3.88%, 4/1/2021	75,000	75,613
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	81,388
5.00%, 4/1/2023	85,000	85,319
5.13%, 3/15/2021	85,000	86,913
5.50%, 2/15/2022	85,000	87,125
6.25%, 12/1/2019	90,000	93,087
7.63%, 4/15/2020	50,000	52,878
American Express Co.:
2.20%, 10/30/2020	286,000	279,399
2.50%, 8/1/2022	136,000	130,496
2.65%, 12/2/2022	144,000	138,411
3.00%, 10/30/2024	88,000	84,205
3.38%, 5/17/2021	200,000	200,240
3.40%, 2/27/2023	317,000	313,602
3.63%, 12/5/2024	100,000	98,520
4.05%, 12/3/2042	455,000	444,808
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	125,000	123,422
Series MTN, 1.70%, 10/30/2019	320,000	315,107
Series MTN, 2.20%, 3/3/2020	165,000	162,814
Series MTN, 2.25%, 5/5/2021	270,000	262,772
Series MTN, 2.70%, 3/3/2022	135,000	132,014
Series MTN, 3.30%, 5/3/2027	254,000	245,054
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	46,605
3.70%, 10/15/2024	150,000	149,667
AXA Financial, Inc. 7.00%, 4/1/2028	114,000	131,264
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	54,144
3.38%, 6/1/2022	517,000	521,157
3.50%, 3/18/2024	225,000	226,593
4.25%, 5/24/2021	25,000	25,796
Brookfield Finance, Inc.:
3.90%, 1/25/2028	308,000	291,125
4.25%, 6/2/2026	300,000	294,603
4.70%, 9/20/2047	166,000	157,428
Capital One Bank USA NA 3.38%, 2/15/2023	586,000	570,934
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	96,197
3.20%, 3/2/2027	218,000	209,273
3.20%, 1/25/2028	250,000	238,730
3.45%, 2/13/2026	35,000	34,515
4.45%, 7/22/2020	160,000	164,416
CME Group, Inc.:
3.00%, 3/15/2025	217,000	209,628
3.75%, 6/15/2028	150,000	151,339
4.15%, 6/15/2048	75,000	76,011

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Credit Suisse USA, Inc. 7.13%, 7/15/2032	$ 300,000	$ 377,487
Discover Financial Services:
4.10%, 2/9/2027	95,000	91,242
5.20%, 4/27/2022	100,000	104,265
E*TRADE Financial Corp. 2.95%, 8/24/2022	258,000	250,461
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	175,106
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	94,593
GE Capital International Funding Co.:
2.34%, 11/15/2020	925,000	904,040
3.37%, 11/15/2025	291,000	279,732
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,091,000	1,056,448
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (c)	340,000	332,190
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	300,000	287,820
3.10%, 9/15/2027	100,000	93,531
3.75%, 12/1/2025	90,000	89,721
4.00%, 10/15/2023	52,000	53,111
International Lease Finance Corp. 8.25%, 12/15/2020	115,000	126,714
Invesco Finance PLC 3.75%, 1/15/2026	250,000	247,305
Janus Capital Group, Inc. 4.88%, 8/1/2025	230,000	235,789
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	550,000	568,293
Jefferies Group LLC:
6.25%, 1/15/2036	174,000	178,608
6.45%, 6/8/2027	28,000	30,161
6.50%, 1/20/2043	200,000	207,272
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	330,000	291,614
Lazard Group LLC:
3.63%, 3/1/2027	50,000	46,930
3.75%, 2/13/2025	105,000	101,879
4.25%, 11/14/2020	28,000	28,557
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	113,134
Mastercard, Inc.:
2.95%, 11/21/2026	105,000	100,307
3.38%, 4/1/2024	351,000	350,393
3.50%, 2/26/2028	30,000	29,728
3.80%, 11/21/2046	130,000	127,087
3.95%, 2/26/2048	30,000	30,005
Nasdaq, Inc.:
3.85%, 6/30/2026	128,000	123,959
5.55%, 1/15/2020	141,000	146,165
National Rural Utilities Cooperative Finance Corp.:
Security Description	Principal Amount	Value
2.00%, 1/27/2020	$ 117,000	$ 115,344
2.30%, 11/1/2020	50,000	49,072
2.70%, 2/15/2023	645,000	626,508
2.85%, 1/27/2025	51,000	48,706
2.95%, 2/7/2024	60,000	57,955
3.40%, 2/7/2028	171,000	166,327
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	365,000	369,106
Series C, 8.00%, 3/1/2032	110,000	153,348
Series MTN, 1.50%, 11/1/2019	180,000	177,030
Series MTN, 2.30%, 9/15/2022	150,000	144,333
Series MTN, 2.90%, 3/15/2021	70,000	69,490
Series MTN, 3.25%, 11/1/2025	120,000	116,705
Nomura Holdings, Inc. 6.70%, 3/4/2020	121,000	127,472
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,109
3.25%, 12/4/2024	200,000	191,758
3.70%, 7/18/2027	58,000	56,244
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	193,074
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	102,201
Stifel Financial Corp. 4.25%, 7/18/2024	453,000	452,805
Synchrony Financial:
3.00%, 8/15/2019	557,000	556,398
3.70%, 8/4/2026	340,000	312,793
3.75%, 8/15/2021	200,000	199,822
3.95%, 12/1/2027	267,000	246,540
4.50%, 7/23/2025	131,000	128,706
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	211,000	207,149
3.30%, 4/1/2027	75,000	71,608
Visa, Inc.:
2.20%, 12/14/2020	612,000	601,853
2.75%, 9/15/2027	65,000	60,421
2.80%, 12/14/2022	247,000	242,608
3.15%, 12/14/2025	419,000	405,248
4.15%, 12/14/2035	443,000	459,263
4.30%, 12/14/2045	354,000	367,378
		24,620,379
ELECTRIC — 1.8%
AEP Texas, Inc. 2.40%, 10/1/2022	117,000	112,002
AEP Transmission Co. LLC 3.75%, 12/1/2047	115,000	106,553
Alabama Power Co.:
4.30%, 1/2/2046	155,000	156,565
6.00%, 3/1/2039	112,000	139,410
Series 17A, 2.45%, 3/30/2022	350,000	340,193

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Ameren Corp. 3.65%, 2/15/2026	$ 230,000	$ 223,369
Ameren Illinois Co. 3.70%, 12/1/2047	215,000	201,605
American Electric Power Co., Inc. 2.15%, 11/13/2020	106,000	103,383
Appalachian Power Co. 7.00%, 4/1/2038	26,000	34,510
Arizona Public Service Co.:
2.95%, 9/15/2027	108,000	101,501
3.15%, 5/15/2025	50,000	48,581
3.75%, 5/15/2046	100,000	93,869
Avangrid, Inc. 3.15%, 12/1/2024	50,000	47,988
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	50,000	46,937
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	505,000	494,718
2.80%, 1/15/2023	235,000	228,953
3.75%, 11/15/2023	210,000	212,465
3.80%, 7/15/2048	205,000	187,505
6.13%, 4/1/2036	402,000	496,309
Black Hills Corp.:
3.15%, 1/15/2027	50,000	46,281
4.20%, 9/15/2046	50,000	48,376
4.25%, 11/30/2023	100,000	101,591
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	144,204
2.25%, 8/1/2022	100,000	95,643
3.95%, 3/1/2048	100,000	98,018
4.50%, 4/1/2044	100,000	107,040
Series AA, 3.00%, 2/1/2027	445,000	421,718
Series Z, 2.40%, 9/1/2026	50,000	45,673
CenterPoint Energy, Inc. 2.50%, 9/1/2022	100,000	96,028
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	453,000	427,659
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	103,094
4.88%, 3/1/2044	145,000	154,074
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	46,288
3.40%, 9/1/2021	230,000	230,984
3.65%, 6/15/2046	50,000	45,967
4.00%, 8/1/2020	365,000	371,446
4.00%, 3/1/2048	300,000	293,406
4.35%, 11/15/2045	200,000	205,052
5.90%, 3/15/2036	214,000	261,711
Connecticut Light & Power Co.:
2.50%, 1/15/2023	90,000	86,829
4.00%, 4/1/2048	100,000	99,238
4.30%, 4/15/2044	60,000	62,224
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	46,890
4.45%, 6/15/2020	100,000	102,523
Security Description	Principal Amount	Value
4.45%, 3/15/2044	$ 105,000	$ 107,398
4.50%, 5/15/2058	100,000	100,243
Series 09-C, 5.50%, 12/1/2039	274,000	322,638
Series 12-A, 4.20%, 3/15/2042	100,000	98,923
Series 2017, 3.88%, 6/15/2047	120,000	112,582
Series B, 3.13%, 11/15/2027	158,000	150,738
Series C, 4.30%, 12/1/2056	200,000	195,722
Consolidated Edison, Inc.:
2.00%, 5/15/2021	68,000	65,617
Series A, 2.00%, 3/15/2020	502,000	492,603
Consumers Energy Co.:
2.85%, 5/15/2022	210,000	206,560
3.25%, 8/15/2046	50,000	43,743
3.95%, 5/15/2043	100,000	98,688
4.05%, 5/15/2048	100,000	100,046
Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	99,913
4.15%, 5/15/2045	100,000	99,559
Dominion Energy, Inc.:
2.50%, 12/1/2019	120,000	118,987
2.58%, 7/1/2020	45,000	44,357
2.96%, 7/1/2019 (e)	123,000	122,733
3.63%, 12/1/2024	350,000	343,413
3.90%, 10/1/2025	125,000	123,223
4.10%, 4/1/2021 (e)	80,000	81,132
4.25%, 6/1/2028	100,000	100,099
4.70%, 12/1/2044	100,000	100,795
7.00%, 6/15/2038	490,000	624,074
3 month USD LIBOR + 3.057%, 5.75%, 10/1/2054 (d)	150,000	156,257
Series B, 1.60%, 8/15/2019	350,000	344,544
Series B, 2.75%, 1/15/2022	100,000	97,276
Series C, 2.00%, 8/15/2021	20,000	19,141
Series C, 4.90%, 8/1/2041	150,000	154,809
Series D, 2.85%, 8/15/2026	30,000	27,256
DTE Electric Co.:
3.65%, 3/15/2024	50,000	50,322
3.70%, 6/1/2046	100,000	94,470
3.75%, 8/15/2047	100,000	94,609
Series A, 4.05%, 5/15/2048	100,000	99,379
DTE Energy Co.:
1.50%, 10/1/2019	110,000	107,848
2.40%, 12/1/2019	51,000	50,437
2.85%, 10/1/2026	510,000	465,411
6.38%, 4/15/2033	150,000	180,016
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	50,000	48,354
2.95%, 12/1/2026	222,000	210,527
3.05%, 3/15/2023	400,000	396,156
3.70%, 12/1/2047	350,000	323,715
3.75%, 6/1/2045	100,000	93,981
3.95%, 3/15/2048	100,000	97,087
4.00%, 9/30/2042	231,000	226,442

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.25%, 12/15/2041	$ 270,000	$ 275,678
5.30%, 2/15/2040	261,000	302,682
6.05%, 4/15/2038	150,000	186,783
6.10%, 6/1/2037	150,000	187,252
Duke Energy Corp.:
1.80%, 9/1/2021	232,000	221,880
2.40%, 8/15/2022	250,000	240,342
2.65%, 9/1/2026	536,000	483,606
3.05%, 8/15/2022	318,000	312,880
3.55%, 9/15/2021	56,000	56,267
3.75%, 4/15/2024	127,000	126,549
4.80%, 12/15/2045	159,000	166,985
Duke Energy Florida LLC:
2.10%, 12/15/2019	15,000	14,911
3.20%, 1/15/2027	175,000	168,483
3.80%, 7/15/2028	200,000	201,476
4.20%, 7/15/2048	200,000	202,148
Duke Energy Indiana LLC 6.12%, 10/15/2035	200,000	244,918
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	26,082
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	48,948
3.60%, 9/15/2047	100,000	90,664
4.20%, 8/15/2045	325,000	325,744
Edison International 4.13%, 3/15/2028	200,000	196,928
El Paso Electric Co. 5.00%, 12/1/2044	150,000	153,466
Emera US Finance L.P.:
3.55%, 6/15/2026	132,000	124,584
4.75%, 6/15/2046	264,000	260,249
Enel Americas SA 4.00%, 10/25/2026	15,000	14,240
Enel Chile SA 4.88%, 6/12/2028	150,000	151,218
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	49,679
Entergy Arkansas, Inc. 3.50%, 4/1/2026	157,000	154,857
Entergy Corp.:
2.95%, 9/1/2026	30,000	27,466
5.13%, 9/15/2020	155,000	159,988
Entergy Louisiana LLC:
2.40%, 10/1/2026	215,000	194,820
3.12%, 9/1/2027	100,000	94,606
4.00%, 3/15/2033	95,000	95,073
4.95%, 1/15/2045	85,000	85,842
Entergy Mississippi, Inc. 2.85%, 6/1/2028	620,000	568,094
Eversource Energy:
2.50%, 3/15/2021	350,000	343,130
2.80%, 5/1/2023	100,000	96,614
Series K, 2.75%, 3/15/2022	125,000	122,155
Series L, 2.90%, 10/1/2024	108,000	102,552
Series M, 3.30%, 1/15/2028	500,000	475,230
Exelon Corp.:
2.45%, 4/15/2021	155,000	150,710
Security Description	Principal Amount	Value
3.40%, 4/15/2026	$ 198,000	$ 188,482
4.45%, 4/15/2046	314,000	305,996
Exelon Generation Co. LLC:
2.95%, 1/15/2020	615,000	612,706
3.40%, 3/15/2022	50,000	49,686
4.00%, 10/1/2020	200,000	202,822
4.25%, 6/15/2022	130,000	133,024
5.60%, 6/15/2042	161,000	162,137
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	130,000	126,126
Series B, 3.90%, 7/15/2027	109,000	105,866
Series B, 4.25%, 3/15/2023	191,000	193,818
Series C, 4.85%, 7/15/2047	128,000	131,096
Series C, 7.38%, 11/15/2031	145,000	187,980
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	97,452
3.95%, 3/1/2048	95,000	93,461
4.05%, 6/1/2042	25,000	24,915
4.05%, 10/1/2044	145,000	144,946
5.69%, 3/1/2040	150,000	182,713
Fortis, Inc. 2.10%, 10/4/2021	65,000	62,008
Georgia Power Co.:
2.00%, 3/30/2020	102,000	100,241
3.25%, 3/30/2027	125,000	118,400
4.30%, 3/15/2042	685,000	683,055
Series C, 2.00%, 9/8/2020	200,000	195,756
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	123,184
Gulf Power Co. Series A, 3.30%, 5/30/2027	50,000	48,145
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	158,160
Indiana Michigan Power Co.:
3.85%, 5/15/2028	100,000	99,869
6.05%, 3/15/2037	130,000	158,900
Series K, 4.55%, 3/15/2046	80,000	83,572
Interstate Power & Light Co.:
3.70%, 9/15/2046	60,000	55,468
6.25%, 7/15/2039	50,000	63,954
ITC Holdings Corp.:
2.70%, 11/15/2022	200,000	192,446
3.25%, 6/30/2026	30,000	28,188
3.35%, 11/15/2027	108,000	101,082
3.65%, 6/15/2024	25,000	24,642
Kansas City Power & Light Co.:
3.65%, 8/15/2025	50,000	49,444
4.20%, 6/15/2047	250,000	249,202
4.20%, 3/15/2048	100,000	98,261
Kentucky Utilities Co. 5.13%, 11/1/2040	100,000	114,286
LG&E & KU Energy LLC 3.75%, 11/15/2020	101,000	101,901
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	96,186
3.50%, 10/15/2024	100,000	100,472
4.25%, 5/1/2046	70,000	71,130

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.80%, 9/15/2043	$ 150,000	$ 164,713
Nevada Power Co.:
Series BB, 2.75%, 4/15/2020	575,000	573,194
Series N, 6.65%, 4/1/2036	100,000	128,747
Series R, 6.75%, 7/1/2037	15,000	19,674
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	150,000	148,683
2.80%, 1/15/2023	150,000	145,025
3.55%, 5/1/2027	158,000	151,885
4.50%, 6/1/2021	170,000	174,488
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	330,000	307,870
Northern States Power Co.:
2.15%, 8/15/2022	135,000	128,912
6.25%, 6/1/2036	150,000	188,437
NSTAR Electric Co. 3.20%, 5/15/2027	200,000	191,920
Ohio Power Co. 4.15%, 4/1/2048 (b)	100,000	100,598
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	150,000	152,460
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047	100,000	95,554
5.30%, 6/1/2042	50,000	57,677
7.00%, 9/1/2022	230,000	261,443
7.00%, 5/1/2032	190,000	248,376
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	200,000	185,444
3.25%, 6/15/2023	225,000	214,483
3.30%, 12/1/2027	986,000	885,546
3.50%, 6/15/2025	723,000	674,241
3.95%, 12/1/2047	305,000	260,735
4.00%, 12/1/2046	225,000	193,583
4.25%, 3/15/2046	75,000	66,810
4.75%, 2/15/2044	100,000	94,871
6.05%, 3/1/2034	217,000	234,130
PacifiCorp:
3.85%, 6/15/2021	290,000	295,690
4.10%, 2/1/2042	50,000	49,924
PECO Energy Co.:
3.90%, 3/1/2048	300,000	295,137
4.15%, 10/1/2044	100,000	100,657
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	99,212
Potomac Electric Power Co. 3.60%, 3/15/2024	150,000	150,553
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	139,659
3.50%, 12/1/2022	200,000	197,678
5.00%, 3/15/2044	655,000	690,370
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	60,000	60,166
4.15%, 10/1/2045	100,000	100,270
Progress Energy, Inc. 7.75%, 3/1/2031	310,000	413,410
Security Description	Principal Amount	Value
PSEG Power LLC:
3.00%, 6/15/2021	$ 111,000	$ 109,859
5.13%, 4/15/2020	80,000	82,454
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	100,241
3.70%, 6/15/2028	300,000	301,737
3.80%, 6/15/2047	100,000	95,220
4.10%, 6/15/2048	185,000	185,688
4.30%, 3/15/2044	100,000	102,628
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,256
Series MTN, 2.25%, 9/15/2026	167,000	150,889
Series MTN, 2.38%, 5/15/2023	100,000	95,463
Series MTN, 3.00%, 5/15/2027	50,000	47,545
Series MTN, 3.60%, 12/1/2047	615,000	566,249
Series MTN, 3.70%, 5/1/2028	100,000	100,501
Series MTN, 3.80%, 3/1/2046	390,000	376,128
Series MTN, 3.95%, 5/1/2042	40,000	39,391
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	155,000	149,175
Puget Energy, Inc.:
3.65%, 5/15/2025	110,000	106,986
5.63%, 7/15/2022	300,000	318,897
6.00%, 9/1/2021	100,000	107,134
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	126,690
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	83,000	76,414
3.00%, 8/15/2021	74,000	73,503
Series RRR, 3.75%, 6/1/2047	160,000	152,304
Sempra Energy:
1.63%, 10/7/2019	180,000	176,582
2.40%, 2/1/2020	295,000	291,159
2.85%, 11/15/2020	56,000	55,278
2.88%, 10/1/2022	15,000	14,549
2.90%, 2/1/2023	535,000	517,249
3.40%, 2/1/2028	304,000	285,097
3.75%, 11/15/2025	50,000	49,144
3.80%, 2/1/2038	152,000	137,973
4.00%, 2/1/2048	163,000	146,690
6.00%, 10/15/2039	205,000	240,666
Sierra Pacific Power Co. 2.60%, 5/1/2026	195,000	180,166
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	70,000	63,668
4.35%, 2/1/2042	400,000	377,872
4.50%, 6/1/2064	135,000	123,336
4.60%, 6/15/2043	150,000	147,074
5.45%, 2/1/2041	120,000	129,170
Southern California Edison Co.:

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.88%, 6/1/2021	$ 70,000	$ 71,186
4.00%, 4/1/2047	152,000	141,828
4.65%, 10/1/2043	150,000	152,548
5.50%, 3/15/2040	450,000	514,206
Series 05-E, 5.35%, 7/15/2035	190,000	217,107
Series 13-A, 3.90%, 3/15/2043	210,000	192,828
Series A, 2.90%, 3/1/2021	100,000	99,213
Series B, 3.65%, 3/1/2028	100,000	98,411
Series C, 3.50%, 10/1/2023	100,000	100,147
Series C, 3.60%, 2/1/2045	145,000	126,336
Series C, 4.13%, 3/1/2048	130,000	123,037
Southern Co.:
1.85%, 7/1/2019	600,000	594,312
2.15%, 9/1/2019	150,000	148,699
2.35%, 7/1/2021	103,000	100,185
2.75%, 6/15/2020	200,000	198,330
2.95%, 7/1/2023	315,000	304,019
3.25%, 7/1/2026	149,000	139,930
4.25%, 7/1/2036	611,000	597,491
4.40%, 7/1/2046	338,000	330,192
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	100,000	103,086
Southern Power Co.:
4.15%, 12/1/2025	100,000	100,192
Series D, 1.95%, 12/15/2019	150,000	147,566
Series E, 2.50%, 12/15/2021	50,000	48,374
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	200,000	187,336
Series K, 2.75%, 10/1/2026	140,000	128,376
Series L, 3.85%, 2/1/2048	650,000	600,847
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	49,054
6.00%, 10/1/2036	50,000	59,913
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	73,894
4.30%, 6/15/2048	100,000	99,402
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	140,381
Union Electric Co.:
2.95%, 6/15/2027	205,000	193,789
3.65%, 4/15/2045	60,000	55,648
4.00%, 4/1/2048	200,000	196,682
Virginia Electric & Power Co.:
2.95%, 1/15/2022	100,000	99,026
6.35%, 11/30/2037	160,000	203,165
Series A, 3.15%, 1/15/2026	176,000	169,147
Series B, 2.95%, 11/15/2026	50,000	47,100
Series B, 3.80%, 9/15/2047	100,000	92,031
Series B, 4.20%, 5/15/2045	150,000	148,136
Series C, 2.75%, 3/15/2023	288,000	279,363
Series C, 4.00%, 11/15/2046	110,000	105,392
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	238,087
4.10%, 4/1/2043	100,000	99,157
Security Description	Principal Amount	Value
4.25%, 12/1/2045	$ 50,000	$ 50,449
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	248,358
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	200,000	188,950
6.38%, 8/15/2037	140,000	181,931
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	97,551
4.00%, 6/15/2028	400,000	400,980
4.70%, 5/15/2020	109,000	111,329
		52,299,100
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,133
4.88%, 10/15/2019	111,000	113,792
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	139,467
3.35%, 3/1/2026	50,000	47,942
		327,334
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	206,640
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	50,000	47,293
3.55%, 10/1/2027	192,000	177,978
Amphenol Corp. 3.20%, 4/1/2024	100,000	96,188
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	46,757
3.88%, 1/12/2028 (b)	50,000	47,309
Avnet, Inc.:
4.63%, 4/15/2026	25,000	24,734
4.88%, 12/1/2022	105,000	107,832
Corning, Inc.:
4.25%, 8/15/2020	575,000	585,885
4.38%, 11/15/2057	250,000	219,860
Flex, Ltd.:
4.63%, 2/15/2020	165,000	167,225
4.75%, 6/15/2025	50,000	50,721
FLIR Systems, Inc. 3.13%, 6/15/2021	225,000	222,748
Fortive Corp.:
2.35%, 6/15/2021	50,000	48,461
3.15%, 6/15/2026	998,000	927,371
4.30%, 6/15/2046	25,000	23,516
Honeywell International, Inc.:
1.40%, 10/30/2019	127,000	124,816
1.80%, 10/30/2019	200,000	197,644
1.85%, 11/1/2021	277,000	265,552
2.50%, 11/1/2026	250,000	230,927
3.81%, 11/21/2047	100,000	97,586
4.25%, 3/1/2021	64,000	65,929
Jabil, Inc. 3.95%, 1/12/2028	1,463,000	1,397,092

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Keysight Technologies, Inc. 3.30%, 10/30/2019	$ 130,000	$ 129,661
Koninklijke Philips NV 6.88%, 3/11/2038	100,000	133,456
Tech Data Corp.:
3.70%, 2/15/2022	183,000	179,033
4.95%, 2/15/2027 (b)	83,000	82,040
Trimble, Inc. 4.75%, 12/1/2024	230,000	234,991
Tyco Electronics Group SA:
3.13%, 8/15/2027	258,000	241,493
3.70%, 2/15/2026	148,000	146,082
		6,526,820
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 3.38%, 9/15/2021	368,000	368,004
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	50,958
3.20%, 3/15/2025	125,000	120,668
3.38%, 11/15/2027	125,000	118,468
4.75%, 5/15/2023	216,000	226,141
5.00%, 3/1/2020	100,000	103,041
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	95,209
2.90%, 9/15/2022	141,000	138,627
3.15%, 11/15/2027	183,000	172,443
3.50%, 5/15/2024	150,000	148,528
3.90%, 3/1/2035	100,000	97,513
4.10%, 3/1/2045	200,000	196,852
		1,468,448
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	100,000	99,577
3.30%, 3/19/2025	50,000	46,477
3.65%, 3/15/2023	150,000	147,215
3.80%, 8/2/2042	50,000	39,152
3.95%, 3/15/2025	100,000	96,530
4.15%, 3/15/2028	150,000	142,869
4.25%, 4/15/2021	240,000	244,022
4.80%, 3/15/2048 (b)	40,000	36,140
Conagra Brands, Inc. 3.20%, 1/25/2023	247,000	237,745
Flowers Foods, Inc. 4.38%, 4/1/2022	100,000	102,261
General Mills, Inc.:
3.15%, 12/15/2021	212,000	209,766
3.20%, 4/16/2021	285,000	283,601
3.20%, 2/10/2027 (b)	100,000	91,570
3.70%, 10/17/2023 (b)	260,000	257,257
4.00%, 4/17/2025	104,000	102,474
4.20%, 4/17/2028	279,000	272,692
4.55%, 4/17/2038	1,050,000	1,004,535
Security Description	Principal Amount	Value
4.70%, 4/17/2048 (b)	$ 250,000	$ 237,950
Hershey Co.:
2.30%, 8/15/2026	61,000	55,188
3.38%, 8/15/2046	50,000	44,363
Ingredion, Inc. 4.63%, 11/1/2020	100,000	102,990
JM Smucker Co.:
2.20%, 12/6/2019	166,000	164,225
3.38%, 12/15/2027	295,000	274,276
3.50%, 3/15/2025	258,000	247,051
4.25%, 3/15/2035	100,000	94,891
4.38%, 3/15/2045	25,000	23,170
Kellogg Co.:
3.13%, 5/17/2022	100,000	98,488
3.25%, 4/1/2026	205,000	192,024
3.40%, 11/15/2027	408,000	379,207
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	105,000	114,426
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	204,000	202,435
3.00%, 6/1/2026	249,000	224,610
3.50%, 6/6/2022	906,000	896,822
3.50%, 7/15/2022	239,000	236,158
3.95%, 7/15/2025	170,000	165,599
4.38%, 6/1/2046	260,000	225,230
5.00%, 7/15/2035	275,000	271,285
5.00%, 6/4/2042	367,000	351,674
5.20%, 7/15/2045	669,000	651,987
Kroger Co.:
2.65%, 10/15/2026 (b)	246,000	218,728
3.70%, 8/1/2027 (b)	73,000	69,723
3.88%, 10/15/2046	25,000	20,793
4.45%, 2/1/2047 (b)	244,000	223,848
4.65%, 1/15/2048 (b)	250,000	236,133
5.40%, 7/15/2040	360,000	370,962
6.15%, 1/15/2020	100,000	104,425
6.90%, 4/15/2038	26,000	31,300
Series GMTN, 1.50%, 9/30/2019	151,000	148,123
McCormick & Co., Inc.:
3.40%, 8/15/2027	108,000	102,162
4.20%, 8/15/2047	150,000	142,083
Mondelez International, Inc.:
4.13%, 5/7/2028	200,000	197,920
4.63%, 5/7/2048	200,000	194,954
Sysco Corp.:
2.50%, 7/15/2021	70,000	68,373
2.60%, 10/1/2020	201,000	198,924
2.60%, 6/12/2022	30,000	29,038
3.25%, 7/15/2027	600,000	562,530
3.30%, 7/15/2026	180,000	170,874
3.55%, 3/15/2025	182,000	178,540
3.75%, 10/1/2025	38,000	37,551
4.45%, 3/15/2048	100,000	96,912
4.50%, 4/1/2046	100,000	97,296
4.85%, 10/1/2045	35,000	35,548
Tyson Foods, Inc.:

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
2.25%, 8/23/2021	$ 35,000	$ 33,742
3.55%, 6/2/2027	128,000	121,018
4.55%, 6/2/2047	185,000	177,113
4.88%, 8/15/2034	50,000	50,823
5.15%, 8/15/2044	487,000	506,095
		13,093,463
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	108,000	100,715
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	58,000	53,547
5.50%, 1/17/2027	118,000	117,164
Georgia-Pacific LLC 7.75%, 11/15/2029	225,000	301,345
International Paper Co.:
3.00%, 2/15/2027	456,000	413,109
3.80%, 1/15/2026	304,000	295,661
4.40%, 8/15/2047	172,000	157,100
5.15%, 5/15/2046	175,000	178,859
6.00%, 11/15/2041	20,000	22,399
7.50%, 8/15/2021	102,000	113,538
		1,753,437
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	345,000	326,712
4.13%, 10/15/2044	130,000	128,671
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	100,000	98,872
4.00%, 4/1/2028	100,000	98,415
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	62,068
5.20%, 7/15/2025	50,000	51,388
NiSource Finance Corp. 4.80%, 2/15/2044	141,000	146,733
NiSource, Inc.:
2.65%, 11/17/2022	170,000	164,101
3.49%, 5/15/2027	85,000	81,421
3.65%, 6/15/2023 (c)	500,000	500,710
3.95%, 3/30/2048	205,000	188,846
4.38%, 5/15/2047	496,000	485,802
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	45,722
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	211,000	195,392
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	265,000	249,121
Southwest Gas Corp.:
3.70%, 4/1/2028	350,000	346,930
3.80%, 9/29/2046	100,000	93,255
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	35,000	33,692
		3,297,851
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	$ 150,000	$ 149,691
Snap-on, Inc.:
3.25%, 3/1/2027	45,000	43,498
4.10%, 3/1/2048	85,000	85,253
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	60,165
		338,607
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
2.35%, 11/22/2019	39,000	38,771
2.80%, 9/15/2020	50,000	49,605
2.90%, 11/30/2021	644,000	633,909
3.25%, 4/15/2023	147,000	144,938
3.40%, 11/30/2023	113,000	111,515
3.75%, 11/30/2026	434,000	426,383
3.88%, 9/15/2025	40,000	39,827
4.75%, 11/30/2036	581,000	611,729
4.90%, 11/30/2046	414,000	445,696
6.00%, 4/1/2039	275,000	324,783
6.15%, 11/30/2037	165,000	196,408
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	47,592
2.60%, 8/15/2026	50,000	45,636
3.50%, 8/15/2046	210,000	180,235
Becton Dickinson and Co.:
2.40%, 6/5/2020	35,000	34,349
2.68%, 12/15/2019	418,000	415,041
2.89%, 6/6/2022	72,000	69,430
3.13%, 11/8/2021	98,000	96,604
3.36%, 6/6/2024	267,000	256,389
3.70%, 6/6/2027	265,000	251,061
3.73%, 12/15/2024	181,000	176,756
4.67%, 6/6/2047	130,000	126,265
5.00%, 11/12/2040	494,000	494,716
Boston Scientific Corp.:
4.00%, 3/1/2028	300,000	293,430
6.00%, 1/15/2020	130,000	135,279
Covidien International Finance SA 4.20%, 6/15/2020	216,000	220,782
Danaher Corp.:
3.35%, 9/15/2025	65,000	63,971
4.38%, 9/15/2045	110,000	114,791
Life Technologies Corp. 6.00%, 3/1/2020	375,000	390,675
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (b)	284,000	276,607
Medtronic, Inc.:
2.50%, 3/15/2020	231,000	229,321
3.13%, 3/15/2022	210,000	208,536
3.15%, 3/15/2022	658,000	652,782
3.50%, 3/15/2025	769,000	759,980
4.50%, 3/15/2042	280,000	289,517

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.63%, 3/15/2045	$ 650,000	$ 689,332
Stryker Corp.:
2.63%, 3/15/2021	270,000	265,048
3.38%, 11/1/2025	130,000	125,144
3.50%, 3/15/2026	199,000	193,261
3.65%, 3/7/2028	100,000	97,576
4.10%, 4/1/2043	405,000	378,987
4.63%, 3/15/2046	230,000	234,464
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	301,000	278,479
3.00%, 4/15/2023	164,000	159,628
3.15%, 1/15/2023	158,000	154,560
3.20%, 8/15/2027	150,000	140,377
3.65%, 12/15/2025	100,000	97,934
4.10%, 8/15/2047	100,000	94,667
4.50%, 3/1/2021	234,000	241,490
5.30%, 2/1/2044	100,000	111,357
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	238,000	235,765
3.55%, 4/1/2025	257,000	245,525
3.70%, 3/19/2023	300,000	298,158
4.63%, 11/30/2019	100,000	101,988
		12,997,049
HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
2.80%, 6/15/2023	105,000	100,107
4.50%, 5/15/2042	141,000	138,626
6.63%, 6/15/2036	151,000	186,117
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	28,081
Anthem, Inc.:
2.50%, 11/21/2020	41,000	40,298
2.95%, 12/1/2022	107,000	103,982
3.35%, 12/1/2024	100,000	96,533
3.50%, 8/15/2024	219,000	213,595
3.65%, 12/1/2027	511,000	483,958
4.10%, 3/1/2028	200,000	195,758
4.38%, 12/1/2047	65,000	60,259
4.55%, 3/1/2048	150,000	143,637
4.63%, 5/15/2042	236,000	227,995
4.65%, 1/15/2043	283,000	273,955
4.65%, 8/15/2044	10,000	9,733
Ascension Health 3.95%, 11/15/2046	155,000	152,444
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	48,107
4.19%, 11/15/2045	65,000	65,790
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	260,329
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	65,449
Cigna Corp.:
3.05%, 10/15/2027	349,000	314,107
3.25%, 4/15/2025	268,000	252,153
3.88%, 10/15/2047	140,000	119,430
4.00%, 2/15/2022	84,000	85,163
Security Description	Principal Amount	Value
4.50%, 3/15/2021	$ 20,000	$ 20,417
5.38%, 2/15/2042	125,000	134,494
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	105,200
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	98,637
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	100,000	98,218
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	40,596
4.50%, 7/1/2057	50,000	54,162
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	50,530
Humana, Inc.:
2.50%, 12/15/2020	225,000	220,925
2.90%, 12/15/2022	260,000	252,819
3.95%, 3/15/2027	50,000	49,181
4.63%, 12/1/2042	665,000	664,461
4.95%, 10/1/2044	29,000	30,280
Indiana University Health, Inc. 3.97%, 11/1/2048	55,000	55,916
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	33,732
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	260,000	249,647
4.15%, 5/1/2047	142,000	143,633
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	15,875
3.25%, 9/1/2024	100,000	96,494
3.60%, 9/1/2027	208,000	197,833
4.63%, 11/15/2020	150,000	154,110
4.70%, 2/1/2045	365,000	357,021
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	51,017
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	65,940
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	47,906
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	24,989
Northwell Healthcare, Inc. 3.98%, 11/1/2046	160,000	146,456
NYU Langone Hospitals 4.37%, 7/1/2047 (b)	65,000	66,006
Orlando Health Obligated Group 4.09%, 10/1/2048	45,000	45,781
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	18,276

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	$ 70,000	$ 66,732
Series H, 2.75%, 10/1/2026	50,000	46,613
Series I, 3.74%, 10/1/2047	50,000	46,702
Quest Diagnostics, Inc. 4.70%, 4/1/2021	180,000	185,719
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	48,062
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	150,000	150,801
Stanford Health Care Series 2018, 3.80%, 11/15/2048	965,000	925,657
Sutter Health:
Series 2018, 3.70%, 8/15/2028	100,000	98,488
Series 2018, 4.09%, 8/15/2048	100,000	97,028
Trinity Health Corp. 4.13%, 12/1/2045	25,000	24,562
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	475,000	463,757
2.13%, 3/15/2021	142,000	138,423
2.30%, 12/15/2019	904,000	897,121
2.38%, 10/15/2022	153,000	146,872
2.70%, 7/15/2020	256,000	254,500
2.95%, 10/15/2027	115,000	107,400
3.10%, 3/15/2026	415,000	396,404
3.35%, 7/15/2022	293,000	293,609
3.38%, 4/15/2027	204,000	197,643
3.45%, 1/15/2027	108,000	105,286
3.75%, 7/15/2025	924,000	923,898
3.75%, 10/15/2047	130,000	119,800
3.88%, 10/15/2020	100,000	101,614
4.20%, 1/15/2047	33,000	32,416
4.25%, 4/15/2047	140,000	139,352
4.75%, 7/15/2045	406,000	435,252
5.95%, 2/15/2041	125,000	152,930
6.88%, 2/15/2038	224,000	297,577
		14,150,376
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	200,000	195,878
4.00%, 2/15/2020	60,000	60,783
		256,661
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2027	408,000	384,275
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	98,346
4.00%, 3/1/2024	60,000	60,508
4.50%, 6/1/2046 (b)	285,000	265,332
Security Description	Principal Amount	Value
Series MTN, 4.85%, 6/15/2021	$ 200,000	$ 207,738
		1,016,199
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	50,000	49,660
2.45%, 8/1/2022	120,000	114,955
3.95%, 8/1/2047	200,000	180,758
Clorox Co.:
3.50%, 12/15/2024	116,000	115,052
3.90%, 5/15/2028 (b)	200,000	198,622
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (b)	100,000	97,270
2.75%, 2/15/2026	50,000	47,071
6.63%, 8/1/2037	231,000	308,886
		1,112,274
HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.88%, 12/1/2019	100,000	99,380
3.15%, 4/1/2021	164,000	162,522
3.85%, 4/1/2023	354,000	348,746
3.90%, 11/1/2025 (b)	50,000	47,411
4.20%, 4/1/2026	235,000	227,149
5.38%, 4/1/2036	280,000	276,111
5.50%, 4/1/2046	238,000	233,026
		1,394,345
INSURANCE — 0.8%
Aflac, Inc. 3.63%, 11/15/2024	325,000	322,884
Alleghany Corp.:
4.90%, 9/15/2044	125,000	127,075
4.95%, 6/27/2022	50,000	52,491
Allstate Corp.:
3.28%, 12/15/2026	100,000	96,279
4.20%, 12/15/2046	140,000	137,490
5.95%, 4/1/2036	15,000	17,999
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	1,150,000	1,293,945
American Financial Group, Inc.:
3.50%, 8/15/2026	85,000	79,820
4.50%, 6/15/2047	185,000	173,613
American International Group, Inc.:
2.30%, 7/16/2019	1,581,000	1,570,581
3.30%, 3/1/2021	468,000	467,644
3.38%, 8/15/2020	8,000	8,011
3.75%, 7/10/2025	147,000	141,929
3.88%, 1/15/2035	960,000	854,237
3.90%, 4/1/2026	30,000	29,022
4.20%, 4/1/2028	50,000	48,988
4.38%, 1/15/2055	232,000	201,937
4.50%, 7/16/2044	170,000	158,530
4.70%, 7/10/2035	144,000	141,248

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.75%, 4/1/2048	$ 100,000	$ 96,469
4.80%, 7/10/2045	258,000	251,411
4.88%, 6/1/2022	973,000	1,018,770
Aon PLC:
2.80%, 3/15/2021	130,000	127,781
3.50%, 6/14/2024	150,000	146,253
4.00%, 11/27/2023	105,000	106,233
4.60%, 6/14/2044	50,000	48,879
5.00%, 9/30/2020	22,000	22,777
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	98,753
5.03%, 12/15/2046	100,000	104,969
Arch Capital Group US, Inc. 5.14%, 11/1/2043	125,000	132,589
Assurant, Inc.:
4.00%, 3/15/2023	200,000	198,780
4.90%, 3/27/2028	100,000	99,936
Athene Holding, Ltd. 4.13%, 1/12/2028	808,000	744,556
AXA SA 8.60%, 12/15/2030	100,000	130,447
AXIS Specialty Finance PLC 4.00%, 12/6/2027	180,000	169,846
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	85,000	83,724
3.00%, 5/15/2022	261,000	259,961
4.25%, 1/15/2021	81,000	83,783
4.30%, 5/15/2043	150,000	151,222
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	325,000	323,079
2.20%, 3/15/2021	75,000	73,803
2.75%, 3/15/2023	513,000	501,842
3.13%, 3/15/2026	656,000	631,774
3.75%, 8/15/2021	112,000	114,986
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	360,000	320,447
4.70%, 6/22/2047	165,000	136,379
Chubb Corp. 6.00%, 5/11/2037	226,000	275,923
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	96,824
3.35%, 5/3/2026	300,000	291,126
4.35%, 11/3/2045	525,000	536,188
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	119,130
CNA Financial Corp.:
3.45%, 8/15/2027	340,000	316,669
4.50%, 3/1/2026	205,000	208,747
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (c)	100,000	98,908
Fidelity National Financial, Inc. 5.50%, 9/1/2022	345,000	366,818
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	49,715
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	300,000	288,615
Security Description	Principal Amount	Value
5.50%, 3/30/2020	$ 10,000	$ 10,389
Kemper Corp. 4.35%, 2/15/2025	70,000	69,439
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	47,929
3.63%, 12/12/2026	110,000	104,695
3.80%, 3/1/2028 (b)	170,000	162,185
4.00%, 9/1/2023	230,000	232,739
4.35%, 3/1/2048	145,000	134,227
6.30%, 10/9/2037	100,000	118,975
Loews Corp.:
3.75%, 4/1/2026	60,000	59,002
4.13%, 5/15/2043	200,000	187,604
Manulife Financial Corp.:
4.15%, 3/4/2026	713,000	712,152
5.38%, 3/4/2046	50,000	56,439
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	108,000	102,720
Markel Corp.:
3.50%, 11/1/2027	150,000	139,593
4.30%, 11/1/2047	135,000	125,048
5.00%, 4/5/2046	200,000	206,144
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	90,000	88,004
3.30%, 3/14/2023	100,000	98,511
3.50%, 6/3/2024	75,000	74,268
3.50%, 3/10/2025	85,000	83,290
3.75%, 3/14/2026	161,000	159,462
4.20%, 3/1/2048	100,000	97,078
4.35%, 1/30/2047	50,000	49,680
4.80%, 7/15/2021	189,000	196,518
Mercury General Corp. 4.40%, 3/15/2027	245,000	238,422
MetLife, Inc.:
3.60%, 4/10/2024	132,000	130,980
3.60%, 11/13/2025 (b)	100,000	98,525
4.60%, 5/13/2046	159,000	160,806
4.88%, 11/13/2043	203,000	213,274
5.70%, 6/15/2035	160,000	182,243
5.88%, 2/6/2041	279,000	327,496
6.40%, 12/15/2066	150,000	159,241
6.50%, 12/15/2032	243,000	300,956
Series D, 4.37%, 9/15/2023	110,000	113,926
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	109,829
Old Republic International Corp. 4.88%, 10/1/2024	100,000	103,563
Principal Financial Group, Inc. 3.40%, 5/15/2025	90,000	87,633
Progressive Corp.:
4.13%, 4/15/2047	155,000	151,142
4.20%, 3/15/2048	150,000	148,107
4.35%, 4/25/2044	200,000	202,606
Prudential Financial, Inc.:
3.91%, 12/7/2047	175,000	157,929
3.94%, 12/7/2049	152,000	136,961

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	$ 220,000	$ 218,651
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (d)	310,000	284,592
Series MTN, 3.88%, 3/27/2028	200,000	197,794
Series MTN, 4.42%, 3/27/2048	200,000	197,438
Series MTN, 4.50%, 11/16/2021	650,000	673,810
Series MTN, 5.38%, 6/21/2020	14,000	14,594
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	60,000	58,729
Series MTN, 4.70%, 9/15/2023	200,000	207,192
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	78,000	73,580
Travelers Cos., Inc.:
3.90%, 11/1/2020	116,000	117,949
4.00%, 5/30/2047	166,000	159,831
4.05%, 3/7/2048	300,000	290,394
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	49,664
4.40%, 3/15/2026	100,000	99,690
Unum Group:
4.00%, 3/15/2024	100,000	99,218
5.75%, 8/15/2042	50,000	53,166
Voya Financial, Inc.:
3.65%, 6/15/2026	160,000	151,227
4.80%, 6/15/2046	30,000	29,492
5.70%, 7/15/2043	100,000	110,608
Willis North America, Inc. 3.60%, 5/15/2024	50,000	48,415
WR Berkley Corp.:
4.63%, 3/15/2022	250,000	258,858
4.75%, 8/1/2044	50,000	50,629
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	127,899
5.50%, 3/31/2045	320,000	332,118
5.75%, 10/1/2021	100,000	106,604
		25,103,707
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	350,000	347,603
2.80%, 6/6/2023	250,000	240,695
3.13%, 11/28/2021	100,000	99,044
3.40%, 12/6/2027	216,000	201,107
3.60%, 11/28/2024 (b)	217,000	212,530
4.00%, 12/6/2037	250,000	231,597
4.20%, 12/6/2047	260,000	237,962
4.40%, 12/6/2057	900,000	829,305
Alphabet, Inc.:
2.00%, 8/15/2026	312,000	279,090
Security Description	Principal Amount	Value
3.38%, 2/25/2024	$ 235,000	$ 237,054
3.63%, 5/19/2021	687,000	702,519
Amazon.com, Inc.:
1.90%, 8/21/2020	175,000	171,409
2.40%, 2/22/2023	135,000	129,843
3.15%, 8/22/2027	768,000	736,742
3.30%, 12/5/2021 (b)	349,000	351,858
3.80%, 12/5/2024	370,000	377,541
3.88%, 8/22/2037	266,000	259,906
4.05%, 8/22/2047	330,000	321,780
4.25%, 8/22/2057	99,000	97,561
4.80%, 12/5/2034	424,000	463,949
4.95%, 12/5/2044	222,000	247,246
5.20%, 12/3/2025	50,000	54,977
Baidu, Inc.:
3.50%, 11/28/2022	200,000	197,220
3.88%, 9/29/2023	250,000	248,305
4.38%, 3/29/2028	200,000	197,968
Booking Holdings, Inc.:
2.75%, 3/15/2023	100,000	96,487
3.55%, 3/15/2028	100,000	95,241
3.60%, 6/1/2026	103,000	100,193
eBay, Inc.:
2.15%, 6/5/2020	65,000	63,875
2.20%, 8/1/2019	180,000	178,477
2.60%, 7/15/2022	233,000	222,154
2.75%, 1/30/2023	100,000	96,344
3.45%, 8/1/2024	208,000	201,748
3.60%, 6/5/2027	154,000	145,864
3.80%, 3/9/2022	60,000	60,595
4.00%, 7/15/2042	200,000	173,764
Expedia Group, Inc.:
4.50%, 8/15/2024	212,000	212,131
3.80%, 2/15/2028	109,000	100,084
JD.com, Inc. 3.88%, 4/29/2026 (b)	268,000	252,971
		9,474,739
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	100,000	95,353
3.63%, 1/19/2022	100,000	97,576
3.88%, 1/15/2020	44,000	44,134
4.25%, 3/1/2025	630,000	606,013
FS Investment Corp. 4.25%, 1/15/2020	61,000	61,155
Prospect Capital Corp. 5.88%, 3/15/2023	100,000	101,788
		1,006,019
IRON/STEEL — 0.1%
ArcelorMittal:
5.25%, 8/5/2020	130,000	133,900
5.50%, 3/1/2021	115,000	119,600
6.13%, 6/1/2025	80,000	86,528
6.25%, 2/25/2022	105,000	111,951
6.75%, 3/1/2041	95,000	107,082

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
7.00%, 10/15/2039	$ 170,000	$ 195,194
Nucor Corp.:
3.95%, 5/1/2028	250,000	249,648
4.40%, 5/1/2048	250,000	246,695
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	175,000	177,623
6.25%, 8/10/2026	50,000	54,253
6.88%, 11/21/2036	505,000	566,595
6.88%, 11/10/2039 (b)	335,000	378,446
8.25%, 1/17/2034	95,000	118,502
		2,546,017
LEISURE TIME — 0.0% (a)
Carnival Corp. 3.95%, 10/15/2020	297,000	302,177
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	48,566
4.63%, 7/28/2045	50,000	48,513
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	500,000	462,915
		862,171
LODGING — 0.0% (a)
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	25,832
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	125,374
3.75%, 10/1/2025	150,000	146,712
Series R, 3.13%, 6/15/2026	200,000	185,928
Series X, 4.00%, 4/15/2028	300,000	293,346
		777,192
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	45,000	44,933
2.88%, 5/8/2022	67,000	65,751
3.38%, 4/3/2023	100,000	99,590
3.80%, 4/3/2028	100,000	100,810
4.38%, 5/8/2042	145,000	148,291
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	264,000	252,706
Series MTN, 2.00%, 11/29/2019	500,000	493,670
Series MTN, 2.00%, 3/5/2020	180,000	177,327
Series MTN, 2.10%, 1/10/2020	33,000	32,661
Series MTN, 2.40%, 6/6/2022	125,000	121,031
Series MTN, 2.90%, 3/15/2021	100,000	99,446
Series MTN, 3.25%, 12/1/2024	100,000	98,496
Series MTN, 3.30%, 6/9/2024	125,000	124,099
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	136,646
3.80%, 8/15/2042 (b)	532,000	508,289
Security Description	Principal Amount	Value
6.05%, 8/15/2036	$ 165,000	$ 204,494
		2,708,240
MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	52,000	51,903
3.88%, 10/15/2021	20,000	19,750
4.38%, 11/6/2020	48,000	48,570
4.38%, 4/5/2022	48,000	48,150
4.88%, 4/1/2021	37,000	37,971
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	170,647
Cummins, Inc. 4.88%, 10/1/2043	100,000	110,913
Deere & Co.:
2.60%, 6/8/2022	185,000	180,549
3.90%, 6/9/2042	105,000	103,305
5.38%, 10/16/2029	75,000	85,323
Flowserve Corp. 4.00%, 11/15/2023	43,000	42,656
John Deere Capital Corp.:
Series DMTN, 2.35%, 1/8/2021	600,000	589,728
Series MTN, 2.05%, 3/10/2020	97,000	95,591
Series MTN, 2.15%, 9/8/2022	50,000	47,715
Series MTN, 2.38%, 7/14/2020	150,000	148,164
Series MTN, 2.65%, 6/24/2024	380,000	362,151
Series MTN, 2.70%, 1/6/2023	208,000	202,740
Series MTN, 2.80%, 3/4/2021	175,000	173,633
Series MTN, 2.80%, 3/6/2023	263,000	256,822
Series MTN, 2.80%, 9/8/2027	58,000	54,130
Series MTN, 3.05%, 1/6/2028	608,000	577,703
Nvent Finance Sarl:
3.95%, 4/15/2023 (c)	50,000	49,576
4.55%, 4/15/2028 (c)	50,000	49,186
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	95,244
Roper Technologies, Inc.:
2.80%, 12/15/2021	150,000	146,619
3.00%, 12/15/2020	50,000	49,646
3.80%, 12/15/2026	341,000	332,356
3.85%, 12/15/2025	25,000	24,629
Wabtec Corp. 3.45%, 11/15/2026	50,000	45,880
Xylem, Inc.:
3.25%, 11/1/2026	85,000	80,320
4.38%, 11/1/2046	25,000	24,214
		4,305,784
MEDIA — 0.9%
21st Century Fox America, Inc.:
3.38%, 11/15/2026	30,000	28,750
3.70%, 9/15/2024	108,000	107,053

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.70%, 10/15/2025	$ 155,000	$ 152,686
4.50%, 2/15/2021	155,000	159,335
4.75%, 9/15/2044	112,000	114,036
4.75%, 11/15/2046	25,000	25,864
4.95%, 10/15/2045	46,000	48,223
6.15%, 3/1/2037	215,000	252,799
6.15%, 2/15/2041	112,000	133,640
6.20%, 12/15/2034	150,000	177,100
6.40%, 12/15/2035	685,000	823,219
6.65%, 11/15/2037	144,000	178,343
CBS Corp.:
2.30%, 8/15/2019	110,000	109,143
2.50%, 2/15/2023	285,000	267,834
2.90%, 6/1/2023 (c)	100,000	95,639
3.38%, 2/15/2028	175,000	157,946
4.85%, 7/1/2042	160,000	153,480
4.90%, 8/15/2044	684,000	656,736
7.88%, 7/30/2030	254,000	315,514
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	179,000	178,767
4.20%, 3/15/2028 (b)	104,000	97,553
4.46%, 7/23/2022	261,000	264,080
4.50%, 2/1/2024 (f)	400,000	400,780
4.91%, 7/23/2025	447,000	451,376
5.38%, 4/1/2038	750,000	709,830
5.38%, 5/1/2047	175,000	160,872
5.75%, 4/1/2048	100,000	96,772
6.38%, 10/23/2035	173,000	181,086
6.48%, 10/23/2045	867,000	914,564
6.83%, 10/23/2055	50,000	53,653
Comcast Corp.:
1.63%, 1/15/2022	50,000	46,879
2.35%, 1/15/2027	549,000	481,616
2.75%, 3/1/2023	506,000	486,534
3.00%, 2/1/2024	125,000	119,483
3.13%, 7/15/2022	185,000	181,585
3.15%, 3/1/2026	1,474,000	1,383,378
3.15%, 2/15/2028	454,000	419,473
3.20%, 7/15/2036	217,000	181,256
3.30%, 2/1/2027	335,000	315,322
3.38%, 8/15/2025	66,000	63,209
3.55%, 5/1/2028 (b)	200,000	190,838
3.90%, 3/1/2038	150,000	136,334
3.97%, 11/1/2047	313,000	275,540
4.00%, 8/15/2047 (b)	200,000	177,060
4.00%, 3/1/2048	206,000	182,331
4.00%, 11/1/2049	651,000	569,768
4.05%, 11/1/2052	67,000	58,148
4.20%, 8/15/2034	364,000	347,365
4.25%, 1/15/2033	254,000	247,896
4.40%, 8/15/2035	161,000	157,065
4.50%, 1/15/2043	365,000	344,962
4.60%, 8/15/2045	190,000	183,204
4.65%, 7/15/2042	221,000	214,125
Security Description	Principal Amount	Value
6.40%, 5/15/2038	$ 7,000	$ 8,303
Discovery Communications LLC:
2.20%, 9/20/2019	115,000	113,802
2.95%, 3/20/2023	76,000	72,716
3.50%, 6/15/2022 (c)	100,000	98,860
3.80%, 3/13/2024	466,000	457,402
3.90%, 11/15/2024 (c)	68,000	66,904
3.95%, 3/20/2028	75,000	71,065
4.38%, 6/15/2021	128,000	130,890
4.90%, 3/11/2026 (b)	120,000	123,079
5.00%, 9/20/2037	220,000	212,568
5.20%, 9/20/2047	160,000	154,685
6.35%, 6/1/2040	275,000	300,341
Grupo Televisa SAB 6.63%, 1/15/2040	220,000	240,145
NBCUniversal Media LLC:
2.88%, 1/15/2023	150,000	143,691
4.38%, 4/1/2021	159,000	163,385
5.15%, 4/30/2020	155,000	160,115
5.95%, 4/1/2041	340,000	382,537
6.40%, 4/30/2040	100,000	118,987
RELX Capital, Inc. 3.50%, 3/16/2023	115,000	114,192
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	198,767
4.70%, 10/15/2019	100,000	101,796
5.85%, 4/15/2040	160,000	175,794
Time Warner Cable LLC:
4.00%, 9/1/2021	141,000	141,367
4.50%, 9/15/2042	449,000	371,431
5.50%, 9/1/2041	605,000	567,411
5.88%, 11/15/2040	297,000	292,245
6.55%, 5/1/2037	575,000	607,913
6.75%, 6/15/2039	476,000	514,037
7.30%, 7/1/2038	150,000	170,614
Viacom, Inc.:
3.45%, 10/4/2026 (b)	165,000	150,624
3.88%, 12/15/2021	354,000	353,136
4.25%, 9/1/2023	97,000	96,280
4.38%, 3/15/2043	770,000	645,684
5.63%, 9/15/2019	165,000	169,290
Walt Disney Co.:
2.75%, 8/16/2021	102,000	100,719
3.00%, 2/13/2026	164,000	156,535
4.38%, 8/16/2041	450,000	454,446
Series GMTN, 2.15%, 9/17/2020	120,000	117,619
Series GMTN, 4.13%, 6/1/2044 (b)	200,000	192,832
Series MTN, 0.88%, 7/12/2019	50,000	49,060
Series MTN, 1.85%, 7/30/2026	230,000	200,440
Series MTN, 2.35%, 12/1/2022	137,000	131,379
Series MTN, 2.95%, 6/15/2027 (b)	100,000	94,707

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series MTN, 3.00%, 7/30/2046	$ 120,000	$ 95,881
Series MTN, 3.75%, 6/1/2021	267,000	271,496
Warner Media LLC:
2.95%, 7/15/2026	102,000	91,668
3.55%, 6/1/2024	586,000	565,631
3.60%, 7/15/2025	230,000	218,753
3.80%, 2/15/2027	497,000	469,789
3.88%, 1/15/2026	100,000	96,361
4.00%, 1/15/2022	183,000	184,984
4.70%, 1/15/2021	100,000	102,968
4.85%, 7/15/2045	630,000	574,686
4.88%, 3/15/2020	377,000	386,783
4.90%, 6/15/2042	100,000	92,799
7.70%, 5/1/2032	60,000	77,606
		26,647,242
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	96,721
Timken Co. 3.88%, 9/1/2024	70,000	68,383
Valmont Industries, Inc. 5.25%, 10/1/2054	100,000	92,647
		257,751
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	155,000	161,308
Barrick North America Finance LLC:
4.40%, 5/30/2021	91,000	94,988
5.70%, 5/30/2041	431,000	470,419
5.75%, 5/1/2043	170,000	188,787
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	654,000	645,805
4.13%, 2/24/2042	575,000	573,810
5.00%, 9/30/2043	299,000	335,206
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	207,228
Kinross Gold Corp.:
5.13%, 9/1/2021 (b)	100,000	102,250
5.95%, 3/15/2024	500,000	515,625
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	129,349
4.88%, 3/15/2042	135,000	135,007
5.88%, 4/1/2035	175,000	201,558
6.25%, 10/1/2039	171,000	199,362
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (b)	128,000	126,044
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025 (b)	505,000	507,884
7.13%, 7/15/2028	150,000	189,480
Southern Copper Corp.:
3.88%, 4/23/2025	300,000	296,397
5.25%, 11/8/2042	295,000	291,846
5.38%, 4/16/2020 (b)	300,000	311,154
Security Description	Principal Amount	Value
Yamana Gold, Inc. 4.63%, 12/15/2027	$ 158,000	$ 151,794
		5,835,301
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	113,000	106,830
Series MTN, 2.00%, 8/7/2020	50,000	49,169
Series MTN, 2.00%, 6/26/2022	106,000	101,788
Series MTN, 3.00%, 8/7/2025	150,000	146,403
Series MTN, 3.88%, 6/15/2044	50,000	49,283
Carlisle Cos., Inc.:
3.50%, 12/1/2024	368,000	353,026
3.75%, 11/15/2022	100,000	99,840
Crane Co.:
4.20%, 3/15/2048	100,000	95,018
4.45%, 12/15/2023	50,000	51,605
Dover Corp. 4.30%, 3/1/2021	100,000	102,608
Eaton Corp.:
3.10%, 9/15/2027	358,000	334,630
3.92%, 9/15/2047	50,000	46,576
4.00%, 11/2/2032	240,000	238,788
4.15%, 11/2/2042	115,000	111,254
General Electric Co.:
2.70%, 10/9/2022	586,000	566,732
3.38%, 3/11/2024	346,000	339,336
4.13%, 10/9/2042	307,000	284,896
4.50%, 3/11/2044 (b)	225,000	220,545
5.30%, 2/11/2021	408,000	426,605
Series A, 6.75%, 3/15/2032	545,000	668,077
Series GMTN, 2.20%, 1/9/2020	449,000	443,522
Series GMTN, 3.10%, 1/9/2023	130,000	127,260
Series GMTN, 4.63%, 1/7/2021	298,000	307,074
Series GMTN, 6.15%, 8/7/2037	257,000	300,410
Series GMTN, 6.88%, 1/10/2039	115,000	145,408
Series MTN, 4.65%, 10/17/2021	509,000	529,162
Series MTN, 5.88%, 1/14/2038	811,000	920,550
Hexcel Corp.:
3.95%, 2/15/2027	100,000	97,830
4.70%, 8/15/2025	25,000	25,752
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	130,000	120,094
3.90%, 9/1/2042	131,000	128,434
4.88%, 9/15/2041	100,000	112,300
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	100,000	99,016

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.75%, 8/21/2028	$ 150,000	$ 145,942
4.30%, 2/21/2048	100,000	95,991
5.75%, 6/15/2043	200,000	231,354
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	200,000	196,834
Parker-Hannifin Corp.:
3.25%, 3/1/2027	198,000	191,011
4.10%, 3/1/2047	115,000	112,996
Series MTN, 4.20%, 11/21/2034	71,000	72,367
Textron, Inc.:
3.65%, 3/15/2027	150,000	143,341
3.88%, 3/1/2025	55,000	54,259
4.00%, 3/15/2026	50,000	49,441
		9,043,357
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Xerox Corp. 3.63%, 3/15/2023	410,000	393,202
OIL & GAS — 1.7%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	246,822
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	51,526
5.55%, 3/15/2026 (b)	365,000	391,948
6.45%, 9/15/2036	385,000	444,971
6.60%, 3/15/2046	380,000	457,930
Andeavor:
3.80%, 4/1/2028 (b)	190,000	179,561
4.50%, 4/1/2048	1,175,000	1,079,672
4.75%, 12/15/2023	80,000	83,050
5.13%, 12/15/2026	50,000	52,364
Apache Corp.:
3.25%, 4/15/2022	356,000	350,233
4.25%, 1/15/2044	200,000	177,044
4.75%, 4/15/2043	211,000	200,298
5.10%, 9/1/2040	120,000	118,096
6.00%, 1/15/2037	180,000	196,295
BP Capital Markets PLC:
2.11%, 9/16/2021	1,004,000	969,934
2.32%, 2/13/2020	253,000	250,516
2.75%, 5/10/2023	250,000	241,863
3.12%, 5/4/2026	201,000	192,198
3.22%, 11/28/2023	130,000	127,603
3.25%, 5/6/2022	134,000	133,589
3.28%, 9/19/2027	701,000	674,467
3.51%, 3/17/2025	150,000	148,955
3.54%, 11/4/2024	251,000	249,474
3.56%, 11/1/2021	125,000	126,250
3.72%, 11/28/2028 (b)	77,000	76,816
4.50%, 10/1/2020	200,000	206,126
4.74%, 3/11/2021	200,000	208,736
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	54,000	52,107
3.45%, 11/15/2021	170,000	169,748
Security Description	Principal Amount	Value
3.85%, 6/1/2027	$ 188,000	$ 183,323
6.25%, 3/15/2038	115,000	134,816
6.50%, 2/15/2037	250,000	297,105
Series GMTN, 4.95%, 6/1/2047	65,000	67,679
Cenovus Energy, Inc.:
3.00%, 8/15/2022	55,000	52,617
4.25%, 4/15/2027	137,000	132,045
4.45%, 9/15/2042	125,000	107,666
5.25%, 6/15/2037	139,000	137,215
5.40%, 6/15/2047	325,000	319,273
5.70%, 10/15/2019	103,000	105,704
Chevron Corp.:
1.96%, 3/3/2020	233,000	230,025
2.10%, 5/16/2021	216,000	210,913
2.41%, 3/3/2022	50,000	48,796
2.42%, 11/17/2020	150,000	148,305
2.43%, 6/24/2020	211,000	209,242
2.57%, 5/16/2023	260,000	251,246
2.90%, 3/3/2024	305,000	296,338
2.95%, 5/16/2026	321,000	307,900
3.19%, 6/24/2023	252,000	250,586
3.33%, 11/17/2025	150,000	148,206
Cimarex Energy Co. 3.90%, 5/15/2027	88,000	84,672
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	320,000	308,771
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	142,517
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	202,516
Concho Resources, Inc.:
3.75%, 10/1/2027	123,000	118,295
4.30%, 8/15/2028 (f)	100,000	100,393
4.38%, 1/15/2025	130,000	129,847
4.85%, 8/15/2048 (f)	75,000	76,091
ConocoPhillips Co.:
4.95%, 3/15/2026 (b)	375,000	404,452
5.90%, 10/15/2032	100,000	116,541
6.50%, 2/1/2039	465,000	593,684
ConocoPhillips Holding Co. 6.95%, 4/15/2029	195,000	240,361
Continental Resources, Inc.:
3.80%, 6/1/2024	145,000	141,491
4.38%, 1/15/2028	145,000	144,227
4.50%, 4/15/2023	210,000	213,003
4.90%, 6/1/2044	100,000	98,599
5.00%, 9/15/2022	285,000	288,705
Devon Energy Corp.:
3.25%, 5/15/2022 (b)	461,000	453,287
4.75%, 5/15/2042	547,000	534,107
Ecopetrol SA:
4.13%, 1/16/2025	370,000	358,116
5.38%, 6/26/2026	330,000	338,798
5.88%, 9/18/2023	500,000	530,645
5.88%, 5/28/2045 (b)	200,000	189,064

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
7.38%, 9/18/2043 (b)	$ 380,000	$ 417,662
7.63%, 7/23/2019	685,000	715,750
Encana Corp.:
3.90%, 11/15/2021	630,000	633,937
6.50%, 8/15/2034 (b)	325,000	376,620
7.38%, 11/1/2031	200,000	246,466
EOG Resources, Inc.:
3.90%, 4/1/2035	630,000	612,757
4.10%, 2/1/2021	100,000	102,037
4.15%, 1/15/2026	50,000	51,123
EQT Corp.:
3.00%, 10/1/2022	185,000	178,305
3.90%, 10/1/2027	100,000	93,300
Equinor ASA:
2.25%, 11/8/2019	80,000	79,440
2.45%, 1/17/2023	474,000	456,585
2.75%, 11/10/2021	200,000	197,622
2.90%, 11/8/2020	711,000	709,656
3.15%, 1/23/2022	1,235,000	1,234,358
3.25%, 11/10/2024	204,000	201,460
3.70%, 3/1/2024	211,000	212,926
4.80%, 11/8/2043 (b)	950,000	1,023,862
5.10%, 8/17/2040	166,000	185,510
7.75%, 6/15/2023	50,000	59,429
Exxon Mobil Corp.:
1.91%, 3/6/2020	151,000	149,081
2.22%, 3/1/2021	758,000	738,375
2.71%, 3/6/2025	206,000	198,073
2.73%, 3/1/2023	88,000	86,365
3.04%, 3/1/2026	160,000	155,762
3.18%, 3/15/2024	250,000	248,690
3.57%, 3/6/2045	460,000	428,297
4.11%, 3/1/2046	255,000	258,698
Hess Corp.:
4.30%, 4/1/2027	330,000	318,367
5.60%, 2/15/2041	260,000	262,954
5.80%, 4/1/2047	207,000	214,344
7.88%, 10/1/2029	100,000	121,660
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	107,171
Husky Energy, Inc. 3.95%, 4/15/2022	251,000	253,374
Marathon Oil Corp.:
2.70%, 6/1/2020	100,000	98,696
2.80%, 11/1/2022	121,000	116,058
4.40%, 7/15/2027	105,000	105,738
6.80%, 3/15/2032 (b)	250,000	295,342
Marathon Petroleum Corp.:
5.13%, 3/1/2021	103,000	107,323
6.50%, 3/1/2041	434,000	506,192
Nexen Energy ULC:
5.88%, 3/10/2035	200,000	231,444
6.40%, 5/15/2037	781,000	956,217
7.50%, 7/30/2039 (b)	125,000	173,235
Noble Energy, Inc.:
3.90%, 11/15/2024	415,000	409,169
4.95%, 8/15/2047	50,000	49,964
Security Description	Principal Amount	Value
5.25%, 11/15/2043	$ 250,000	$ 255,248
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	47,401
3.13%, 2/15/2022	409,000	408,194
3.40%, 4/15/2026	142,000	138,612
4.10%, 2/15/2047	460,000	450,966
4.20%, 3/15/2048	300,000	298,722
Series 1, 4.10%, 2/1/2021	250,000	255,790
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (c)	863,000	808,873
Petro-Canada:
5.95%, 5/15/2035	565,000	652,225
6.80%, 5/15/2038	220,000	281,063
Petroleos Mexicanos:
2.38%, 4/15/2025	66,500	63,254
3.50%, 7/23/2020	425,000	423,130
3.50%, 1/30/2023	395,000	373,994
4.25%, 1/15/2025 (b)	300,000	280,488
4.50%, 1/23/2026 (b)	275,000	256,704
4.63%, 9/21/2023	350,000	344,655
4.88%, 1/24/2022	570,000	574,885
4.88%, 1/18/2024 (b)	150,000	147,929
5.35%, 2/12/2028 (c)	115,000	108,677
5.50%, 1/21/2021	200,000	205,640
5.50%, 6/27/2044	204,000	171,535
5.63%, 1/23/2046	530,000	450,691
6.00%, 3/5/2020	375,000	387,071
6.35%, 2/12/2048 (c)	260,000	234,268
6.38%, 2/4/2021	220,000	231,147
6.38%, 1/23/2045	100,000	91,797
6.50%, 3/13/2027	505,000	516,898
6.50%, 6/2/2041	825,000	772,811
6.63%, 6/15/2035	228,000	222,521
6.75%, 9/21/2047	329,000	310,425
6.88%, 8/4/2026	700,000	734,559
Phillips 66:
3.90%, 3/15/2028	204,000	200,002
4.30%, 4/1/2022	174,000	179,519
4.88%, 11/15/2044	175,000	180,994
5.88%, 5/1/2042	350,000	405,779
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	151,000	151,439
4.45%, 1/15/2026	50,000	51,424
Shell International Finance B.V.:
1.38%, 9/12/2019	147,000	144,638
1.75%, 9/12/2021	202,000	193,918
1.88%, 5/10/2021	229,000	221,990
2.13%, 5/11/2020	360,000	355,241
2.25%, 11/10/2020	126,000	123,961
2.50%, 9/12/2026	274,000	253,308
2.88%, 5/10/2026	241,000	229,140
3.25%, 5/11/2025	542,000	531,035
3.40%, 8/12/2023	151,000	151,236
3.63%, 8/21/2042	220,000	201,806
3.75%, 9/12/2046	168,000	156,660
4.00%, 5/10/2046	205,000	198,495
4.13%, 5/11/2035	424,000	430,152

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.30%, 9/22/2019	$ 541,000	$ 550,873
4.38%, 5/11/2045	400,000	408,128
4.55%, 8/12/2043	140,000	147,137
6.38%, 12/15/2038	550,000	710,573
Suncor Energy, Inc.:
3.60%, 12/1/2024	208,000	205,645
4.00%, 11/15/2047	406,000	382,107
Total Capital International SA:
2.75%, 6/19/2021	100,000	99,138
2.88%, 2/17/2022	50,000	49,512
3.70%, 1/15/2024	114,000	114,982
3.75%, 4/10/2024 (b)	120,000	121,216
Total Capital SA 4.45%, 6/24/2020	820,000	843,468
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	101,313
6.13%, 2/1/2020	610,000	636,968
6.63%, 6/15/2037	380,000	456,502
		51,373,240
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	43,000	42,974
5.13%, 9/15/2040	101,000	107,797
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	450,000	436,950
3.34%, 12/15/2027	630,000	587,834
4.08%, 12/15/2047	650,000	583,680
Halliburton Co.:
3.50%, 8/1/2023	360,000	358,841
3.80%, 11/15/2025	207,000	205,431
4.85%, 11/15/2035	106,000	109,811
5.00%, 11/15/2045	537,000	571,674
7.45%, 9/15/2039	325,000	427,502
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	232,000	221,015
3.95%, 12/1/2042	129,000	109,131
Schlumberger Investment SA 3.65%, 12/1/2023	294,000	296,534
		4,059,174
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	102,631
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,345
3.40%, 12/15/2027	185,000	174,646
3.65%, 9/15/2024	100,000	98,424
Sonoco Products Co. 5.75%, 11/1/2040	100,000	112,380
WestRock Co.:
3.00%, 9/15/2024 (c)	100,000	94,762
3.38%, 9/15/2027 (c)	450,000	422,545
3.75%, 3/15/2025 (c)	100,000	98,277
Security Description	Principal Amount	Value
WestRock RKT Co.:
3.50%, 3/1/2020	$ 100,000	$ 100,203
4.90%, 3/1/2022	200,000	208,494
		1,446,707
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.50%, 5/14/2020	1,524,000	1,494,297
2.90%, 11/6/2022	437,000	423,781
3.20%, 11/6/2022	107,000	105,132
3.60%, 5/14/2025	447,000	432,678
4.40%, 11/6/2042	375,000	356,092
4.50%, 5/14/2035	1,086,000	1,061,826
4.70%, 5/14/2045	349,000	345,999
Allergan Finance LLC 3.25%, 10/1/2022	308,000	299,330
Allergan Funding SCS:
3.00%, 3/12/2020	500,000	497,545
3.80%, 3/15/2025	508,000	494,152
3.85%, 6/15/2024	166,000	162,912
4.55%, 3/15/2035	705,000	669,320
4.75%, 3/15/2045	339,000	323,596
4.85%, 6/15/2044	299,000	288,741
Allergan, Inc. 2.80%, 3/15/2023	260,000	245,539
AmerisourceBergen Corp.:
3.40%, 5/15/2024	104,000	100,835
3.45%, 12/15/2027	258,000	237,930
4.30%, 12/15/2047	791,000	698,295
AstraZeneca PLC:
1.95%, 9/18/2019	130,000	128,573
2.38%, 11/16/2020	110,000	107,913
2.38%, 6/12/2022	218,000	209,670
3.13%, 6/12/2027	212,000	199,104
3.38%, 11/16/2025	395,000	382,044
4.00%, 9/18/2042	146,000	137,220
4.38%, 11/16/2045	165,000	163,390
6.45%, 9/15/2037	330,000	408,636
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	49,741
3.25%, 2/27/2027	116,000	112,633
3.25%, 8/1/2042	105,000	92,752
4.50%, 3/1/2044 (b)	224,000	239,077
Cardinal Health, Inc.:
2.40%, 11/15/2019	400,000	395,876
2.62%, 6/15/2022	95,000	91,049
3.08%, 6/15/2024	410,000	386,732
4.50%, 11/15/2044	225,000	203,006
4.90%, 9/15/2045	200,000	190,940
CVS Health Corp.:
2.13%, 6/1/2021	190,000	182,679
2.80%, 7/20/2020	969,000	960,512
3.13%, 3/9/2020	200,000	199,838
3.35%, 3/9/2021	405,000	404,615
3.38%, 8/12/2024	150,000	144,838
3.70%, 3/9/2023	806,000	800,116
3.88%, 7/20/2025	627,000	612,679

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.00%, 12/5/2023	$ 154,000	$ 154,725
4.10%, 3/25/2025	923,000	918,367
4.30%, 3/25/2028	2,055,000	2,026,764
4.78%, 3/25/2038	655,000	646,767
4.88%, 7/20/2035	108,000	108,327
5.05%, 3/25/2048	805,000	818,065
5.13%, 7/20/2045	590,000	602,213
5.30%, 12/5/2043	435,000	455,040
Eli Lilly & Co.:
2.35%, 5/15/2022	90,000	87,548
2.75%, 6/1/2025	110,000	104,718
3.10%, 5/15/2027	280,000	268,052
3.95%, 5/15/2047	51,000	50,461
5.50%, 3/15/2027	100,000	113,647
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	142,380
3.05%, 11/30/2022	150,000	144,452
3.40%, 3/1/2027 (b)	351,000	321,309
3.90%, 2/15/2022	285,000	285,177
4.50%, 2/25/2026 (b)	209,000	208,498
4.75%, 11/15/2021	300,000	309,666
4.80%, 7/15/2046 (b)	90,000	85,708
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	160,000	157,224
3.13%, 5/14/2021	345,000	345,304
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	200,000	199,956
3.63%, 5/15/2025	110,000	109,963
3.88%, 5/15/2028	200,000	201,790
4.20%, 3/18/2043	105,000	105,914
6.38%, 5/15/2038	493,000	632,766
Johnson & Johnson:
1.65%, 3/1/2021	120,000	116,546
1.88%, 12/5/2019	100,000	98,963
1.95%, 11/10/2020	221,000	217,325
2.25%, 3/3/2022	135,000	131,967
2.45%, 3/1/2026	189,000	176,895
2.63%, 1/15/2025	154,000	147,598
2.90%, 1/15/2028	205,000	195,910
2.95%, 3/3/2027	215,000	207,290
3.40%, 1/15/2038	1,019,000	962,924
3.50%, 1/15/2048	433,000	403,591
3.55%, 5/15/2021	250,000	255,202
3.63%, 3/3/2037	185,000	180,941
3.70%, 3/1/2046	141,000	136,467
3.75%, 3/3/2047	104,000	101,276
4.85%, 5/15/2041	100,000	113,117
McKesson Corp.:
2.85%, 3/15/2023	100,000	95,682
3.95%, 2/16/2028 (b)	220,000	213,136
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	78,000	77,619
4.13%, 11/15/2025	130,000	132,692
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	101,409
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	98,478
Security Description	Principal Amount	Value
2.35%, 2/10/2022	$ 130,000	$ 126,828
2.75%, 2/10/2025	199,000	190,230
2.80%, 5/18/2023	535,000	523,679
3.60%, 9/15/2042	50,000	47,193
3.88%, 1/15/2021	205,000	209,164
4.15%, 5/18/2043	404,000	414,116
Mylan NV:
3.15%, 6/15/2021	461,000	456,003
3.75%, 12/15/2020	50,000	50,307
3.95%, 6/15/2026	112,000	107,033
5.25%, 6/15/2046	322,000	312,817
Mylan, Inc.:
4.20%, 11/29/2023	106,000	106,116
4.55%, 4/15/2028 (c)	100,000	97,685
5.20%, 4/15/2048 (c) (f)	500,000	483,195
Novartis Capital Corp.:
1.80%, 2/14/2020	111,000	109,264
2.40%, 5/17/2022	155,000	150,722
2.40%, 9/21/2022	255,000	247,437
3.00%, 11/20/2025	116,000	111,830
3.40%, 5/6/2024	700,000	698,747
4.00%, 11/20/2045 (b)	150,000	150,741
4.40%, 5/6/2044	435,000	463,671
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	475,000	446,718
Pfizer, Inc.:
1.70%, 12/15/2019	88,000	86,749
1.95%, 6/3/2021	135,000	131,371
2.75%, 6/3/2026	259,000	245,102
3.00%, 12/15/2026	107,000	102,872
3.40%, 5/15/2024	376,000	377,203
4.00%, 12/15/2036	165,000	165,721
4.13%, 12/15/2046	155,000	156,252
4.40%, 5/15/2044	291,000	303,161
7.20%, 3/15/2039	380,000	526,494
Pharmacia LLC 6.60%, 12/1/2028	180,000	222,134
Sanofi:
3.38%, 6/19/2023 (b)	200,000	200,436
3.63%, 6/19/2028	200,000	199,420
4.00%, 3/29/2021	175,000	179,265
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	290,000	285,493
2.40%, 9/23/2021	430,000	411,662
2.88%, 9/23/2023	242,000	227,816
3.20%, 9/23/2026	1,043,000	954,001
Wyeth LLC 5.95%, 4/1/2037	447,000	544,294
Zoetis, Inc.:
3.00%, 9/12/2027	135,000	125,037
3.25%, 2/1/2023	54,000	53,060
3.45%, 11/13/2020	25,000	25,073
3.95%, 9/12/2047	101,000	93,756
4.50%, 11/13/2025	225,000	233,446
4.70%, 2/1/2043	175,000	180,738
		40,345,514

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	$ 425,000	$ 415,310
4.25%, 12/1/2027 (b)	135,000	129,657
5.20%, 12/1/2047	350,000	339,601
5.25%, 1/15/2025	203,000	207,913
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	360,000	348,178
4.45%, 7/15/2027	78,000	75,722
5.95%, 6/1/2026	85,000	91,112
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	36,382
4.15%, 7/1/2023	75,000	74,195
4.88%, 2/1/2021	588,000	598,731
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	198,660
5.80%, 6/1/2045	50,000	55,736
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	96,025
4.40%, 3/15/2027	203,000	192,665
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	140,000	142,485
5.20%, 3/15/2020	150,000	154,186
5.88%, 10/15/2025 (b)	315,000	341,381
Series B, 7.50%, 4/15/2038	115,000	141,778
Enbridge, Inc.:
2.90%, 7/15/2022	100,000	97,124
3.70%, 7/15/2027	415,000	394,644
4.25%, 12/1/2026	100,000	99,226
5.50%, 12/1/2046	106,000	113,649
Energy Transfer Partners L.P.:
4.05%, 3/15/2025	303,000	293,492
4.15%, 10/1/2020	132,000	133,616
4.20%, 4/15/2027	100,000	94,822
4.75%, 1/15/2026	330,000	328,403
5.15%, 3/15/2045	341,000	302,146
5.30%, 4/15/2047	250,000	227,620
6.13%, 12/15/2045	372,000	370,400
6.50%, 2/1/2042	128,000	133,169
7.50%, 7/1/2038	200,000	231,768
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	234,000	247,401
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	440,000	419,104
5.45%, 6/1/2047	240,000	205,608
Enterprise Products Operating LLC:
2.80%, 2/15/2021	250,000	247,062
2.85%, 4/15/2021	30,000	29,638
3.35%, 3/15/2023	192,000	189,300
3.70%, 2/15/2026	107,000	104,945
3.75%, 2/15/2025	99,000	98,060
3.95%, 2/15/2027	20,000	19,861
4.05%, 2/15/2022	161,000	164,070
Security Description	Principal Amount	Value
4.25%, 2/15/2048	$ 51,000	$ 47,407
4.45%, 2/15/2043	400,000	379,580
4.90%, 5/15/2046	480,000	483,038
4.95%, 10/15/2054	364,000	356,221
5.20%, 9/1/2020	162,000	168,640
5.70%, 2/15/2042	50,000	55,372
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	155,000	142,465
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	208,000	196,416
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	400,000	371,924
EQT Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	60,465
Series 10Y, 5.50%, 7/15/2028	45,000	45,121
Series 30Y, 6.50%, 7/15/2048	100,000	100,832
Series 5Y, 4.75%, 7/15/2023	100,000	99,923
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	150,000	149,694
3.95%, 9/1/2022	752,000	753,008
4.25%, 9/1/2024	250,000	249,895
5.50%, 3/1/2044	275,000	272,167
5.63%, 9/1/2041	50,000	49,658
5.80%, 3/15/2035	175,000	178,598
6.50%, 9/1/2039	244,000	266,599
Series MTN, 6.95%, 1/15/2038	512,000	584,008
Kinder Morgan, Inc.:
3.15%, 1/15/2023	377,000	363,605
4.30%, 6/1/2025	231,000	230,293
4.30%, 3/1/2028	155,000	150,765
5.20%, 3/1/2048	102,000	98,779
5.55%, 6/1/2045	850,000	856,553
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	143,000	131,165
4.25%, 2/1/2021	169,000	172,380
5.00%, 3/1/2026	50,000	52,818
MPLX L.P.:
3.38%, 3/15/2023	50,000	48,892
4.00%, 3/15/2028	146,000	138,925
4.13%, 3/1/2027	71,000	68,198
4.50%, 4/15/2038	60,000	55,522
4.70%, 4/15/2048	70,000	64,987
4.88%, 12/1/2024	712,000	729,707
4.90%, 4/15/2058	25,000	22,336
5.20%, 3/1/2047	230,000	226,511
5.50%, 2/15/2023	82,000	83,442
ONEOK Partners L.P.:
3.80%, 3/15/2020	50,000	50,276
4.90%, 3/15/2025	100,000	103,379
6.13%, 2/1/2041	100,000	110,196
ONEOK, Inc.:
4.00%, 7/13/2027 (b)	113,000	109,697

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.25%, 2/1/2022	$ 184,000	$ 187,298
4.55%, 7/15/2028 (f)	200,000	201,998
5.20%, 7/15/2048 (f)	100,000	101,904
7.50%, 9/1/2023	100,000	114,249
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	46,743
4.90%, 10/1/2046	50,000	48,315
3.75%, 3/1/2028	230,000	215,232
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	150,000	148,405
2.85%, 1/31/2023	250,000	235,770
4.30%, 1/31/2043	175,000	146,417
4.50%, 12/15/2026	215,000	211,566
4.65%, 10/15/2025	594,000	592,521
5.15%, 6/1/2042	125,000	115,618
5.75%, 1/15/2020	146,000	150,745
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	220,000	212,148
5.00%, 3/15/2027	175,000	178,593
5.63%, 2/1/2021	631,000	660,067
5.63%, 4/15/2023	197,000	209,223
5.63%, 3/1/2025	350,000	372,202
5.75%, 5/15/2024	426,000	454,281
5.88%, 6/30/2026	191,000	207,008
Spectra Energy Partners L.P. 3.38%, 10/15/2026	381,000	353,179
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	230,000	215,009
4.25%, 4/1/2024	63,000	62,291
4.40%, 4/1/2021	50,000	50,810
4.65%, 2/15/2022	125,000	127,614
5.30%, 4/1/2044	200,000	180,598
5.35%, 5/15/2045	128,000	116,513
5.95%, 12/1/2025	200,000	213,770
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	37,686
4.38%, 3/13/2025	75,000	74,320
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	244,750
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	678,000	651,673
3.80%, 10/1/2020	11,000	11,138
4.63%, 3/1/2034	470,000	468,411
4.88%, 1/15/2026	184,000	192,273
6.10%, 6/1/2040	200,000	228,234
6.20%, 10/15/2037	100,000	114,609
7.25%, 8/15/2038	25,000	31,975
7.63%, 1/15/2039	638,000	843,257
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028 (c)	150,000	146,859
4.60%, 3/15/2048 (c)	150,000	145,973
Valero Energy Partners L.P. 4.38%, 12/15/2026	158,000	155,881
Western Gas Partners L.P.:
Security Description	Principal Amount	Value
4.00%, 7/1/2022	$ 200,000	$ 198,232
4.50%, 3/1/2028	40,000	38,510
4.65%, 7/1/2026	50,000	49,151
5.30%, 3/1/2048	100,000	93,120
5.45%, 4/1/2044	150,000	141,939
Williams Partners L.P.:
3.35%, 8/15/2022	502,000	491,543
3.60%, 3/15/2022	117,000	116,452
3.75%, 6/15/2027	203,000	191,817
3.90%, 1/15/2025	69,000	67,273
4.00%, 11/15/2021	75,000	75,815
4.00%, 9/15/2025	205,000	200,228
4.30%, 3/4/2024	123,000	123,493
4.85%, 3/1/2048	115,000	110,169
4.90%, 1/15/2045	120,000	115,097
5.10%, 9/15/2045	377,000	372,329
5.25%, 3/15/2020	88,000	90,692
6.30%, 4/15/2040	42,000	47,008
		29,064,296
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	104,110
Prologis L.P.:
3.88%, 9/15/2028	100,000	100,536
4.38%, 9/15/2048	75,000	76,445
		281,091
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	151,400
3.95%, 1/15/2027	50,000	48,246
4.30%, 1/15/2026	50,000	50,051
4.50%, 7/30/2029	65,000	64,596
4.70%, 7/1/2030	135,000	136,453
American Campus Communities Operating Partnership L.P.:
3.63%, 11/15/2027	200,000	187,378
4.13%, 7/1/2024	50,000	49,782
American Tower Corp.:
2.25%, 1/15/2022	50,000	47,683
2.80%, 6/1/2020	185,000	183,326
3.00%, 6/15/2023	750,000	718,777
3.13%, 1/15/2027	50,000	45,323
3.45%, 9/15/2021	168,000	167,336
3.60%, 1/15/2028	200,000	185,736
4.00%, 6/1/2025	132,000	129,495
4.70%, 3/15/2022	193,000	199,195
5.00%, 2/15/2024	134,000	139,451
5.90%, 11/1/2021	100,000	107,069
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	46,764
Series GMTN, 3.45%, 6/1/2025	100,000	97,650

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 11/15/2024	$ 100,000	$ 98,696
Series MTN, 3.20%, 1/15/2028 (b)	140,000	131,876
Series MTN, 3.35%, 5/15/2027	50,000	47,911
Series MTN, 4.15%, 7/1/2047	100,000	96,758
Series MTN, 4.35%, 4/15/2048	200,000	199,032
Boston Properties L.P.:
2.75%, 10/1/2026	179,000	161,533
3.65%, 2/1/2026	127,000	122,667
4.13%, 5/15/2021	200,000	203,596
5.63%, 11/15/2020	296,000	309,980
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	95,933
3.85%, 2/1/2025	200,000	193,034
3.88%, 8/15/2022	30,000	29,897
3.90%, 3/15/2027	100,000	94,668
4.13%, 6/15/2026	70,000	68,225
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	77,000	76,471
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	46,723
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	58,389
3.70%, 6/15/2021	50,000	49,640
5.00%, 7/1/2025	345,000	351,462
Crown Castle International Corp.:
2.25%, 9/1/2021	65,000	62,277
3.15%, 7/15/2023	505,000	483,467
3.20%, 9/1/2024	270,000	255,126
3.40%, 2/15/2021	250,000	249,557
3.65%, 9/1/2027	236,000	219,558
3.70%, 6/15/2026	196,000	185,010
3.80%, 2/15/2028	708,000	664,267
4.00%, 3/1/2027	63,000	60,608
4.45%, 2/15/2026	65,000	64,605
4.75%, 5/15/2047	100,000	94,667
5.25%, 1/15/2023	120,000	125,783
CubeSmart L.P. 4.38%, 12/15/2023	65,000	66,429
DDR Corp. 4.70%, 6/1/2027 (b)	135,000	136,091
Digital Realty Trust L.P.:
2.75%, 2/1/2023	150,000	142,819
3.63%, 10/1/2022	100,000	99,575
3.70%, 8/15/2027	100,000	94,942
4.45%, 7/15/2028	250,000	251,448
5.88%, 2/1/2020	18,000	18,589
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	28,188
3.38%, 12/15/2027	1,005,000	936,419
3.75%, 12/1/2024	125,000	123,282
Security Description	Principal Amount	Value
EPR Properties:
4.50%, 4/1/2025	$ 100,000	$ 98,785
4.50%, 6/1/2027	100,000	95,189
5.75%, 8/15/2022	100,000	104,870
ERP Operating L.P.:
2.85%, 11/1/2026	105,000	97,246
3.38%, 6/1/2025	100,000	97,533
3.50%, 3/1/2028	150,000	144,787
4.00%, 8/1/2047	100,000	93,387
4.50%, 7/1/2044	200,000	203,190
4.50%, 6/1/2045	110,000	111,352
4.75%, 7/15/2020	124,000	127,355
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	95,583
3.88%, 5/1/2024	75,000	74,449
4.50%, 3/15/2048	330,000	321,031
Federal Realty Investment Trust:
3.25%, 7/15/2027	158,000	148,000
4.50%, 12/1/2044	160,000	162,165
HCP, Inc.:
2.63%, 2/1/2020	10,000	9,878
3.88%, 8/15/2024	216,000	211,216
4.00%, 6/1/2025	150,000	146,997
4.20%, 3/1/2024	70,000	69,870
4.25%, 11/15/2023	250,000	251,465
5.38%, 2/1/2021	105,000	110,732
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	300,000	280,797
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	200,000	193,960
3.38%, 7/15/2021	50,000	49,799
3.50%, 8/1/2026	40,000	37,578
Highwoods Realty L.P.:
3.88%, 3/1/2027	60,000	57,874
4.13%, 3/15/2028	345,000	338,718
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	151,770
4.38%, 2/15/2030	300,000	277,683
4.50%, 6/15/2023	100,000	100,788
4.50%, 3/15/2025	300,000	293,571
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	51,164
Series E, 4.00%, 6/15/2025	96,000	93,308
Kilroy Realty L.P.:
3.45%, 12/15/2024	100,000	96,027
3.80%, 1/15/2023	100,000	99,541
Kimco Realty Corp.:
3.20%, 5/1/2021	100,000	99,331
3.80%, 4/1/2027	108,000	102,763
4.45%, 9/1/2047	100,000	91,542
Kite Realty Group L.P. 4.00%, 10/1/2026	50,000	45,497
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	46,677
4.13%, 6/15/2022	100,000	101,702
4.40%, 2/15/2024	63,000	64,226

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Life Storage L.P.:
3.50%, 7/1/2026	$ 50,000	$ 46,812
3.88%, 12/15/2027	158,000	149,882
Mid-America Apartments L.P.:
3.60%, 6/1/2027	108,000	103,539
3.75%, 6/15/2024	100,000	98,611
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	48,766
3.60%, 12/15/2026	70,000	66,305
4.00%, 11/15/2025	65,000	63,715
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	49,021
4.50%, 4/1/2027 (b)	158,000	150,822
4.75%, 1/15/2028 (b)	460,000	442,897
5.25%, 1/15/2026	50,000	50,470
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	140,305
4.30%, 3/15/2027	58,000	55,930
Public Storage:
2.37%, 9/15/2022	25,000	24,004
3.09%, 9/15/2027	88,000	82,839
Rayonier, Inc. 3.75%, 4/1/2022	170,000	169,203
Realty Income Corp.:
3.25%, 10/15/2022	155,000	152,368
3.65%, 1/15/2028	150,000	143,904
3.88%, 7/15/2024	60,000	59,431
3.88%, 4/15/2025	50,000	49,318
4.13%, 10/15/2026	125,000	124,411
4.65%, 3/15/2047	215,000	217,672
Regency Centers L.P.:
3.60%, 2/1/2027	240,000	229,507
4.13%, 3/15/2028	100,000	98,864
4.40%, 2/1/2047	135,000	128,577
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	100,000	102,125
Select Income REIT 3.60%, 2/1/2020	214,000	212,782
Senior Housing Properties Trust 4.75%, 2/15/2028	300,000	290,694
Simon Property Group L.P.:
2.35%, 1/30/2022	269,000	259,364
2.50%, 9/1/2020	150,000	147,765
2.63%, 6/15/2022	440,000	426,747
2.75%, 6/1/2023	150,000	144,585
3.25%, 11/30/2026	110,000	104,470
3.30%, 1/15/2026	120,000	115,014
3.38%, 10/1/2024	805,000	785,173
3.38%, 6/15/2027 (b)	100,000	96,043
3.38%, 12/1/2027	113,000	107,577
3.50%, 9/1/2025	50,000	48,814
4.13%, 12/1/2021	438,000	448,289
4.25%, 11/30/2046	100,000	97,413
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	34,028
Security Description	Principal Amount	Value
SL Green Realty Corp. 4.50%, 12/1/2022	$ 100,000	$ 101,753
STORE Capital Corp. 4.50%, 3/15/2028	50,000	48,996
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	700,000	659,477
Series MTN, 2.95%, 9/1/2026	69,000	63,218
Series MTN, 4.00%, 10/1/2025	100,000	98,975
Ventas Realty L.P.:
3.25%, 10/15/2026	265,000	245,822
3.75%, 5/1/2024	50,000	49,219
3.85%, 4/1/2027	100,000	96,018
4.00%, 3/1/2028	100,000	96,649
4.13%, 1/15/2026	63,000	62,241
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	284,000	281,032
4.75%, 6/1/2021	205,000	211,277
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	295,000	275,371
4.13%, 6/1/2021	25,000	25,383
4.60%, 2/6/2024	49,000	48,990
4.88%, 6/1/2026	115,000	114,799
Vornado Realty L.P. 5.00%, 1/15/2022	200,000	208,210
Washington Prime Group L.P. 5.95%, 8/15/2024 (b)	130,000	125,390
Welltower, Inc.:
4.25%, 4/1/2026	95,000	94,042
4.25%, 4/15/2028	470,000	461,643
5.25%, 1/15/2022	100,000	104,846
6.50%, 3/15/2041	195,000	238,050
Weyerhaeuser Co.:
3.25%, 3/15/2023	135,000	131,902
4.63%, 9/15/2023	150,000	156,103
7.38%, 3/15/2032	151,000	191,930
WP Carey, Inc. 4.25%, 10/1/2026	275,000	269,057
		25,832,754
RETAIL — 0.8%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	71,609
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	24,928
3.80%, 11/15/2027	108,000	100,504
4.50%, 10/1/2025 (b)	20,000	19,907
5.50%, 2/1/2020	200,000	206,212
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	97,357
3.13%, 4/21/2026	25,000	23,236
3.75%, 6/1/2027	100,000	96,401
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	155,000	124,400
5.17%, 8/1/2044	89,000	68,062

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Costco Wholesale Corp.:
2.30%, 5/18/2022	$ 433,000	$ 420,097
3.00%, 5/18/2027	212,000	202,702
Darden Restaurants, Inc. 3.85%, 5/1/2027 (b)	143,000	137,831
Dollar General Corp.:
3.88%, 4/15/2027	108,000	103,662
4.13%, 5/1/2028	145,000	142,128
Dollar Tree, Inc.:
3.70%, 5/15/2023	815,000	807,559
4.00%, 5/15/2025	250,000	244,470
4.20%, 5/15/2028	115,000	110,977
Home Depot, Inc.:
2.00%, 4/1/2021	125,000	121,882
2.63%, 6/1/2022	458,000	449,729
2.70%, 4/1/2023	326,000	318,264
2.80%, 9/14/2027	368,000	337,758
3.00%, 4/1/2026	50,000	47,775
3.50%, 9/15/2056	110,000	94,085
4.20%, 4/1/2043	345,000	345,938
4.25%, 4/1/2046	185,000	186,802
4.40%, 4/1/2021	310,000	320,227
4.40%, 3/15/2045	65,000	66,855
4.88%, 2/15/2044	50,000	54,859
5.88%, 12/16/2036	514,000	624,299
5.95%, 4/1/2041	150,000	185,634
Kohl's Corp.:
3.25%, 2/1/2023	100,000	96,972
4.25%, 7/17/2025 (b)	80,000	79,668
5.55%, 7/17/2045	150,000	145,684
Lowe's Cos., Inc.:
2.50%, 4/15/2026	350,000	320,282
3.10%, 5/3/2027 (b)	210,000	199,002
4.05%, 5/3/2047	374,000	354,586
4.38%, 9/15/2045	210,000	209,320
4.63%, 4/15/2020	1,090,000	1,114,470
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	484,000	455,681
3.45%, 1/15/2021	53,000	52,650
4.38%, 9/1/2023 (b)	115,000	115,298
4.50%, 12/15/2034	160,000	136,923
6.90%, 4/1/2029	230,000	247,367
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	314,000	309,582
Series MTN, 2.63%, 1/15/2022	279,000	273,646
Series MTN, 2.75%, 12/9/2020	315,000	312,890
Series MTN, 3.35%, 4/1/2023	55,000	54,818
Series MTN, 3.38%, 5/26/2025	115,000	112,602
Series MTN, 3.50%, 3/1/2027	129,000	125,904
Series MTN, 3.70%, 1/30/2026	278,000	276,157
Series MTN, 3.80%, 4/1/2028 (b)	100,000	99,512
Series MTN, 4.45%, 3/1/2047	150,000	148,551
Security Description	Principal Amount	Value
Series MTN, 4.70%, 12/9/2035	$ 220,000	$ 230,507
Series MTN, 6.30%, 10/15/2037	100,000	122,611
Series MTN, 6.30%, 3/1/2038	125,000	150,183
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	101,089
4.00%, 3/15/2027 (b)	310,000	298,443
5.00%, 1/15/2044	100,000	92,024
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	95,449
3.60%, 9/1/2027	108,000	101,980
4.63%, 9/15/2021	310,000	320,540
QVC, Inc.:
4.45%, 2/15/2025	165,000	159,392
5.13%, 7/2/2022	125,000	127,959
5.45%, 8/15/2034	25,000	23,141
Starbucks Corp.:
2.10%, 2/4/2021	275,000	267,182
2.20%, 11/22/2020	120,000	117,289
2.45%, 6/15/2026	100,000	89,670
2.70%, 6/15/2022	64,000	62,193
3.10%, 3/1/2023	100,000	98,018
3.50%, 3/1/2028 (b)	100,000	96,231
3.75%, 12/1/2047	300,000	260,349
4.30%, 6/15/2045	35,000	33,567
Tapestry, Inc. 4.13%, 7/15/2027	108,000	103,149
Target Corp.:
2.50%, 4/15/2026 (b)	257,000	236,319
2.90%, 1/15/2022	337,000	336,174
3.63%, 4/15/2046	93,000	82,592
4.00%, 7/1/2042	270,000	257,099
6.50%, 10/15/2037	330,000	419,050
TJX Cos., Inc.:
2.25%, 9/15/2026	120,000	107,100
2.50%, 5/15/2023	130,000	125,199
Walgreen Co.:
3.10%, 9/15/2022	220,000	215,521
4.40%, 9/15/2042	112,000	100,705
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	115,000	114,430
3.30%, 11/18/2021	100,000	99,467
3.45%, 6/1/2026	223,000	207,872
3.80%, 11/18/2024	437,000	430,926
4.65%, 6/1/2046	120,000	110,717
4.80%, 11/18/2044	355,000	333,806
Walmart, Inc.:
1.75%, 10/9/2019	465,000	459,955
2.35%, 12/15/2022	678,000	654,223
2.55%, 4/11/2023	178,000	170,921
2.65%, 12/15/2024	851,000	815,071
2.85%, 6/23/2020	400,000	401,280
3.13%, 6/23/2021	500,000	502,665
3.40%, 6/26/2023	500,000	504,015
3.55%, 6/26/2025	150,000	151,086
3.63%, 12/15/2047	245,000	228,396

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.70%, 6/26/2028	$ 350,000	$ 353,328
3.95%, 6/28/2038	105,000	105,424
4.05%, 6/29/2048	165,000	166,270
4.30%, 4/22/2044	421,000	439,848
5.88%, 4/5/2027	140,000	164,588
6.50%, 8/15/2037 (b)	5,000	6,621
		22,649,348
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
3.13%, 12/5/2023	70,000	67,939
3.50%, 12/5/2026	654,000	623,988
3.90%, 12/15/2025	35,000	34,695
5.30%, 12/15/2045 (b)	50,000	53,514
Applied Materials, Inc.:
2.63%, 10/1/2020	50,000	49,538
3.30%, 4/1/2027	87,000	84,379
3.90%, 10/1/2025	63,000	64,043
4.35%, 4/1/2047	50,000	49,999
5.85%, 6/15/2041	160,000	191,870
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	100,000	96,845
2.38%, 1/15/2020	440,000	434,210
2.65%, 1/15/2023	416,000	392,300
3.00%, 1/15/2022	196,000	190,618
3.13%, 1/15/2025	148,000	137,240
3.50%, 1/15/2028	207,000	188,461
3.63%, 1/15/2024	509,000	492,692
3.88%, 1/15/2027	473,000	448,035
Intel Corp.:
1.70%, 5/19/2021	590,000	569,043
1.85%, 5/11/2020	393,000	386,425
2.45%, 7/29/2020	93,000	92,381
2.60%, 5/19/2026 (b)	115,000	107,304
2.70%, 12/15/2022	384,000	375,921
2.88%, 5/11/2024	266,000	257,701
3.30%, 10/1/2021	153,000	154,218
3.70%, 7/29/2025	366,000	369,316
3.73%, 12/8/2047	176,000	165,609
4.00%, 12/15/2032	86,000	88,139
4.10%, 5/19/2046	106,000	106,240
4.10%, 5/11/2047	114,000	113,805
KLA-Tencor Corp. 4.13%, 11/1/2021	89,000	90,569
Lam Research Corp.:
2.75%, 3/15/2020	155,000	154,064
2.80%, 6/15/2021	50,000	49,128
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	50,000	50,062
4.88%, 6/22/2028	50,000	49,806
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	94,636
NVIDIA Corp.:
2.20%, 9/16/2021	233,000	226,117
3.20%, 9/16/2026	100,000	96,333
QUALCOMM, Inc.:
1.85%, 5/20/2019	460,000	459,785
Security Description	Principal Amount	Value
2.10%, 5/20/2020	$ 90,000	$ 89,129
2.60%, 1/30/2023	118,000	112,732
2.90%, 5/20/2024	114,000	107,687
3.00%, 5/20/2022	553,000	544,456
3.25%, 5/20/2027	450,000	419,477
3.45%, 5/20/2025	200,000	192,612
4.30%, 5/20/2047	153,000	142,669
4.65%, 5/20/2035	265,000	268,077
4.80%, 5/20/2045	236,000	236,097
Texas Instruments, Inc.:
1.65%, 8/3/2019	70,000	69,225
1.75%, 5/1/2020	230,000	225,628
4.15%, 5/15/2048	400,000	406,024
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	47,509
3.00%, 3/15/2021	100,000	99,124
		10,617,414
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	149,373
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	30,000	28,994
2.60%, 6/15/2022	33,000	31,816
3.40%, 9/15/2026	114,000	108,555
3.40%, 6/15/2027	65,000	61,660
4.50%, 6/15/2047	30,000	28,949
Adobe Systems, Inc. 3.25%, 2/1/2025	65,000	63,748
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	99,883
3.50%, 6/15/2027	383,000	357,818
4.38%, 6/15/2025	225,000	226,528
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	83,000	78,785
CA, Inc.:
3.60%, 8/15/2022	20,000	19,883
4.70%, 3/15/2027	100,000	100,907
Citrix Systems, Inc. 4.50%, 12/1/2027	588,000	570,160
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	50,461
4.80%, 3/1/2026	50,000	52,968
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	194,000	178,600
3.50%, 4/15/2023	244,000	240,989
3.63%, 10/15/2020	49,000	49,343
4.50%, 10/15/2022	33,000	34,048
5.00%, 10/15/2025	716,000	753,268
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	71,290
3.85%, 6/1/2025	72,000	71,696
Microsoft Corp.:
1.10%, 8/8/2019	300,000	295,215

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
1.55%, 8/8/2021	$ 586,000	$ 562,121
1.85%, 2/6/2020	202,000	199,414
1.85%, 2/12/2020	176,000	173,717
2.00%, 11/3/2020	706,000	694,040
2.00%, 8/8/2023	138,000	130,224
2.13%, 11/15/2022	166,000	159,868
2.38%, 5/1/2023	375,000	362,164
2.40%, 2/6/2022	395,000	386,500
2.40%, 8/8/2026	450,000	416,016
2.65%, 11/3/2022	374,000	367,896
2.70%, 2/12/2025	322,000	309,951
2.88%, 2/6/2024	209,000	204,849
3.00%, 10/1/2020	444,000	446,819
3.13%, 11/3/2025	607,000	595,734
3.30%, 2/6/2027	400,000	394,332
3.45%, 8/8/2036	710,000	681,515
3.50%, 2/12/2035	286,000	277,655
3.50%, 11/15/2042	157,000	147,561
3.63%, 12/15/2023	224,000	228,700
3.70%, 8/8/2046	249,000	241,582
3.75%, 2/12/2045	214,000	209,542
3.95%, 8/8/2056	240,000	235,757
4.00%, 2/12/2055	302,000	301,245
4.10%, 2/6/2037	464,000	482,240
4.20%, 11/3/2035	162,000	170,785
4.45%, 11/3/2045	142,000	153,928
4.50%, 2/6/2057	301,000	326,438
4.75%, 11/3/2055	265,000	300,794
Series 30Y, 4.25%, 2/6/2047	295,000	312,408
Oracle Corp.:
1.90%, 9/15/2021	416,000	400,067
2.40%, 9/15/2023	169,000	160,339
2.50%, 5/15/2022	203,000	197,614
2.50%, 10/15/2022	258,000	249,762
2.63%, 2/15/2023	380,000	368,019
2.65%, 7/15/2026	583,000	538,150
2.95%, 11/15/2024	315,000	303,625
2.95%, 5/15/2025	420,000	400,919
3.25%, 11/15/2027	776,000	743,067
3.40%, 7/8/2024	266,000	263,353
3.80%, 11/15/2037	509,000	481,387
3.85%, 7/15/2036	521,000	499,269
3.90%, 5/15/2035	379,000	367,641
4.00%, 7/15/2046	468,000	441,961
4.00%, 11/15/2047	531,000	500,977
4.13%, 5/15/2045	189,000	182,351
4.30%, 7/8/2034	189,000	192,585
4.38%, 5/15/2055	234,000	229,306
4.50%, 7/8/2044	200,000	203,988
5.38%, 7/15/2040	5,000	5,679
6.13%, 7/8/2039	173,000	213,337
salesforce.com, Inc.:
3.25%, 4/11/2023	75,000	74,585
3.70%, 4/11/2028	75,000	74,403
VMware, Inc.:
2.30%, 8/21/2020	60,000	58,671
2.95%, 8/21/2022	118,000	113,177
Security Description	Principal Amount	Value
3.90%, 8/21/2027	$ 179,000	$ 165,629
		20,479,220
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	166,000	163,161
4.38%, 7/16/2042	100,000	97,539
5.00%, 3/30/2020	316,000	324,737
6.13%, 11/15/2037	200,000	231,868
AT&T, Inc.:
2.45%, 6/30/2020	363,000	357,319
3.00%, 2/15/2022	153,000	149,424
3.00%, 6/30/2022	1,196,000	1,160,323
3.20%, 3/1/2022	764,000	748,674
3.40%, 5/15/2025	161,000	151,171
3.80%, 3/1/2024	106,000	104,162
3.95%, 1/15/2025	128,000	125,161
4.10%, 2/15/2028 (c)	1,829,000	1,747,006
4.13%, 2/17/2026	468,000	456,969
4.25%, 3/1/2027	315,000	308,262
4.30%, 2/15/2030 (c)	884,000	835,513
4.30%, 12/15/2042	232,000	198,051
4.35%, 6/15/2045	573,000	485,847
4.45%, 4/1/2024	303,000	306,451
4.50%, 5/15/2035	542,000	500,797
4.50%, 3/9/2048	75,000	64,537
4.55%, 3/9/2049	263,000	227,177
4.75%, 5/15/2046	128,000	114,194
4.80%, 6/15/2044	732,000	662,848
5.00%, 3/1/2021	1,315,000	1,364,207
5.15%, 3/15/2042	262,000	247,876
5.15%, 11/15/2046 (c)	764,000	721,017
5.25%, 3/1/2037	435,000	428,793
5.35%, 9/1/2040	262,000	254,551
5.45%, 3/1/2047	370,000	362,593
5.70%, 3/1/2057	260,000	258,305
5.88%, 10/1/2019	199,000	205,794
6.00%, 8/15/2040	180,000	187,717
6.38%, 3/1/2041	179,000	195,758
Bell Canada, Inc. 4.46%, 4/1/2048	500,000	485,415
British Telecommunications PLC 9.63%, 12/15/2030	409,000	583,066
Cisco Systems, Inc.:
2.20%, 2/28/2021	310,000	303,958
2.45%, 6/15/2020	1,261,000	1,253,194
2.50%, 9/20/2026	200,000	185,232
2.60%, 2/28/2023	50,000	48,522
2.90%, 3/4/2021	75,000	75,025
3.00%, 6/15/2022	146,000	145,514
3.50%, 6/15/2025	45,000	45,293
3.63%, 3/4/2024	178,000	179,995
4.45%, 1/15/2020	330,000	338,402
5.50%, 1/15/2040	167,000	198,418
5.90%, 2/15/2039	214,000	264,784

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	$ 383,000	$ 508,873
Juniper Networks, Inc.:
3.30%, 6/15/2020	50,000	49,917
4.50%, 3/15/2024	230,000	234,168
5.95%, 3/15/2041	120,000	122,773
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	98,235
Motorola Solutions, Inc.:
3.75%, 5/15/2022	318,000	316,661
4.60%, 2/23/2028	200,000	198,818
Orange SA:
4.13%, 9/14/2021	445,000	455,511
5.38%, 7/8/2019	171,000	175,212
9.00%, 3/1/2031	339,000	465,349
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	129,359
4.10%, 10/1/2023	226,000	231,175
4.30%, 2/15/2048	267,000	255,065
4.50%, 3/15/2043	183,000	182,674
5.00%, 3/15/2044	38,000	39,506
Telefonica Emisiones SAU:
4.10%, 3/8/2027	100,000	96,778
4.57%, 4/27/2023	130,000	134,697
4.67%, 3/6/2038	153,000	144,487
4.90%, 3/6/2048	154,000	142,987
5.13%, 4/27/2020	139,000	143,502
5.21%, 3/8/2047	952,000	916,900
5.46%, 2/16/2021	100,000	104,867
7.05%, 6/20/2036	283,000	341,816
TELUS Corp.:
2.80%, 2/16/2027 (b)	50,000	45,829
3.70%, 9/15/2027	100,000	97,898
4.60%, 11/16/2048	100,000	98,105
Verizon Communications, Inc.:
2.63%, 8/15/2026	252,000	224,300
3.38%, 2/15/2025 (c)	85,000	81,368
3.38%, 2/15/2025	416,000	399,073
3.85%, 11/1/2042	353,000	296,100
4.13%, 3/16/2027	262,000	259,176
4.13%, 8/15/2046	142,000	121,731
4.27%, 1/15/2036	305,000	281,417
4.33%, 9/21/2028 (c)	3,918,000	3,889,986
4.50%, 8/10/2033	560,000	542,237
4.52%, 9/15/2048	683,000	623,675
4.67%, 3/15/2055	228,000	202,218
4.81%, 3/15/2039	554,000	536,638
4.86%, 8/21/2046	350,000	327,743
5.01%, 4/15/2049	684,000	666,052
5.01%, 8/21/2054	943,000	886,439
5.25%, 3/16/2037	732,000	752,350
5.50%, 3/16/2047	357,000	374,647
6.55%, 9/15/2043	225,000	267,237
Vodafone Group PLC:
2.95%, 2/19/2023	374,000	361,075
3.75%, 1/16/2024	140,000	138,740
Security Description	Principal Amount	Value
4.13%, 5/30/2025	$ 75,000	$ 74,735
4.38%, 5/30/2028	175,000	172,912
4.38%, 2/19/2043	264,000	236,937
5.00%, 5/30/2038	80,000	79,028
5.25%, 5/30/2048	290,000	288,739
6.15%, 2/27/2037	232,000	256,365
7.88%, 2/15/2030	172,000	215,175
		36,141,875
TEXTILES — 0.0% (a)
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	48,876
3.25%, 6/1/2022	125,000	124,296
3.70%, 4/1/2027	58,000	56,913
		230,085
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.15%, 5/15/2021	50,000	49,518
3.50%, 9/15/2027	30,000	27,808
5.10%, 5/15/2044	230,000	219,112
		296,438
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	110,000	105,788
3.05%, 9/1/2022	95,000	93,983
3.25%, 6/15/2027 (b)	358,000	346,490
3.40%, 9/1/2024	100,000	98,891
3.45%, 9/15/2021	150,000	151,023
3.65%, 9/1/2025	50,000	49,981
3.90%, 8/1/2046	35,000	33,044
4.05%, 6/15/2048	75,000	72,479
4.13%, 6/15/2047	200,000	196,110
4.15%, 4/1/2045	306,000	298,393
4.38%, 9/1/2042	100,000	101,104
4.55%, 9/1/2044	430,000	446,297
4.70%, 10/1/2019	220,000	224,827
4.70%, 9/1/2045	200,000	211,326
4.90%, 4/1/2044	330,000	357,671
4.95%, 9/15/2041	100,000	108,811
7.00%, 12/15/2025	51,000	61,688
Canadian National Railway Co.:
2.40%, 2/3/2020	290,000	287,738
2.75%, 3/1/2026	50,000	47,238
2.85%, 12/15/2021	100,000	98,983
3.20%, 8/2/2046	200,000	172,898
3.65%, 2/3/2048	150,000	139,911
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	101,074
4.80%, 9/15/2035	70,000	74,913
4.80%, 8/1/2045	50,000	53,886
6.13%, 9/15/2115	71,000	85,216
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	100,000	98,484
CSX Corp.:

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
2.60%, 11/1/2026	$ 150,000	$ 135,486
3.25%, 6/1/2027	150,000	141,063
3.80%, 3/1/2028	200,000	195,240
3.80%, 11/1/2046	235,000	208,562
3.95%, 5/1/2050	75,000	66,147
4.25%, 6/1/2021	35,000	35,889
4.25%, 11/1/2066	125,000	108,274
4.30%, 3/1/2048 (b)	100,000	95,323
4.50%, 8/1/2054	150,000	142,878
4.65%, 3/1/2068	100,000	93,090
6.00%, 10/1/2036	125,000	147,509
6.15%, 5/1/2037	135,000	163,096
FedEx Corp.:
2.63%, 8/1/2022	361,000	350,867
3.20%, 2/1/2025	100,000	96,803
3.25%, 4/1/2026	337,000	322,263
3.40%, 2/15/2028	100,000	95,124
4.05%, 2/15/2048	100,000	90,069
4.10%, 2/1/2045	150,000	136,722
4.40%, 1/15/2047	80,000	75,767
4.55%, 4/1/2046	250,000	241,855
4.75%, 11/15/2045	440,000	439,072
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	49,584
Kansas City Southern:
3.00%, 5/15/2023	230,000	220,492
4.95%, 8/15/2045	100,000	100,098
Kirby Corp. 4.20%, 3/1/2028	200,000	196,790
Norfolk Southern Corp.:
2.90%, 2/15/2023	104,000	101,813
2.90%, 6/15/2026	885,000	827,528
3.15%, 6/1/2027	433,000	406,691
4.15%, 2/28/2048	100,000	95,821
4.45%, 6/15/2045	241,000	241,354
4.65%, 1/15/2046	50,000	51,318
4.84%, 10/1/2041	100,000	104,612
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	178,325
Series MTN, 2.50%, 9/1/2022	65,000	62,190
Series MTN, 2.65%, 3/2/2020	100,000	99,080
Series MTN, 2.80%, 3/1/2022 (b)	60,000	58,558
Series MTN, 3.40%, 3/1/2023	100,000	98,579
Series MTN, 3.45%, 11/15/2021	25,000	24,972
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	49,302
2.75%, 3/1/2026	75,000	69,748
3.00%, 4/15/2027 (b)	163,000	154,128
3.25%, 8/15/2025	145,000	140,672
3.35%, 8/15/2046	50,000	42,127
3.38%, 2/1/2035	50,000	44,762
3.50%, 6/8/2023	100,000	100,129
3.60%, 9/15/2037	40,000	36,566
3.65%, 2/15/2024	92,000	92,220
3.80%, 10/1/2051	274,000	241,394
Security Description	Principal Amount	Value
3.95%, 9/10/2028 (b)	$ 115,000	$ 115,647
4.05%, 11/15/2045	50,000	47,435
4.05%, 3/1/2046	30,000	28,397
4.10%, 9/15/2067	100,000	87,749
4.16%, 7/15/2022	528,000	544,679
4.38%, 9/10/2038	50,000	50,687
4.38%, 11/15/2065	200,000	185,348
4.50%, 9/10/2048	90,000	91,764
United Parcel Service, Inc.:
2.05%, 4/1/2021	300,000	292,830
2.35%, 5/16/2022	50,000	48,599
2.40%, 11/15/2026	50,000	45,565
2.45%, 10/1/2022	151,000	146,224
2.50%, 4/1/2023	400,000	386,340
2.80%, 11/15/2024	143,000	137,240
3.05%, 11/15/2027	200,000	190,618
3.40%, 11/15/2046	50,000	43,265
3.75%, 11/15/2047	450,000	413,941
4.88%, 11/15/2040	20,000	21,992
6.20%, 1/15/2038	100,000	125,279
		14,391,798
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	125,000	115,340
3.85%, 3/30/2027	20,000	19,124
4.85%, 6/1/2021	100,000	103,648
		238,112
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	135,000	126,874
3.75%, 9/1/2047	318,000	293,285
4.00%, 12/1/2046	40,000	38,770
4.30%, 12/1/2042	185,000	186,804
6.59%, 10/15/2037	195,000	254,169
		899,902
TOTAL CORPORATE BONDS & NOTES (Cost $788,441,604)		767,547,257
ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2018-1, Class A3, 2.35%, 6/15/2022	250,000	247,854
Series 2018-2, Class A3, 2.92%, 11/15/2022	145,000	144,925
Ally Master Owner Trust:
Series 2018-2, Class A, 3.29%, 5/15/2023	500,000	501,257
Series 2018-1, Class A2, 2.70%, 1/17/2023	150,000	148,564

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Americredit Automobile Receivables Trust Series 2018-1, Class C, 3.50%, 1/18/2024	$ 225,000	$ 225,232
AmeriCredit Automobile Receivables Trust Series 2017-3, Class A3, 1.90%, 3/18/2022	300,000	295,662
CarMax Auto Owner Trust Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	739,913
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 8/15/2024	350,000	351,853
Ford Credit Auto Owner Trust:
Series 2017-B, Class A3, 1.69%, 11/15/2021	145,000	142,522
Series 2017-C, Class A3, 2.01%, 3/15/2022	325,000	320,509
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, 2.48%, 9/15/2024	300,000	292,171
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	575,000	564,409
GM Financial Automobile Leasing Trust Series 2017-2, Class A4, 2.18%, 6/21/2021	325,000	320,965
Honda Auto Receivables Owner Trust:
Series 2017-4, Class A3, 2.05%, 11/22/2021	300,000	295,944
Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	223,784
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	200,000	198,802
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	150,000	149,017
Nissan Auto Receivables Owner Trust Series 2017-B, Class A3, 1.75%, 10/15/2021	290,000	285,383
Santander Drive Auto Receivables Trust:
Series 2018-3, Class A3, 3.03%, 2/15/2022	125,000	125,090
Series 2018-2, Class B, 3.03%, 9/15/2022	210,000	208,713
Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	113,052
Toyota Auto Receivables Owner Trust:
Series 2017-D, Class A3, 1.93%, 1/18/2022	250,000	245,855
Security Description	Principal Amount	Value
Series 2018-A, Class A4, 2.52%, 5/15/2023	$ 350,000	$ 344,052
Series 2018-B, Class A3, 2.96%, 9/15/2022	500,000	500,138
World Omni Auto Receivables Trust Series 2018-A, Class A3, 2.50%, 4/17/2023	270,000	266,389
		7,252,055
CREDIT CARD — 0.3%
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.93%, 9/15/2022	800,000	788,055
Series 2017-6, Class A, 2.04%, 5/15/2023	500,000	489,979
Series 2018-4, Class A, 2.99%, 12/15/2023	250,000	250,002
BA Credit Card Trust:
Series 2017-A1, Class A1, 1.95%, 8/15/2022	200,000	196,968
Series 2018-A1, Class A1, 2.70%, 7/17/2023	300,000	298,060
Series 2018-A2, Class A2, 3.00%, 9/15/2023	500,000	500,072
Barclays Dryrock Issuance Trust Series 2014-3, Class A, 2.41%, 7/15/2022	400,000	397,905
Capital One Multi-Asset Execution Trust:
Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	492,134
Series 2015-A2, Class A2, 2.08%, 3/15/2023	190,000	187,122
Series 2017-A6, Class A6, 2.29%, 7/15/2025	500,000	484,509
Chase Issuance Trust Series 2015-A4, Class A4, 1.84%, 4/15/2022	500,000	490,694
Citibank Credit Card Issuance Trust:
Series 2017-A8, Class A8, 1.86%, 8/8/2022	500,000	488,260
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,250,000	1,228,630
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	315,531
Discover Card Execution Note Trust Series 2017-A6, Class A6, 1.88%, 2/15/2023	350,000	342,049
Synchrony Credit Card Master Note Trust:
Series 2016-3, Class A, 1.58%, 9/15/2022	500,000	492,560
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	194,956

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series 2018-2, Class A, 3.47%, 5/15/2026	$ 250,000	$ 251,505
World Financial Network Credit Card Master Trust Series 2017-C, Class A, 2.31%, 8/15/2024	500,000	490,399
		8,379,390
TOTAL ASSET-BACKED SECURITIES (Cost $15,772,055)		15,631,445
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
1.38%, 02/10/2020	1,125,000	1,102,230
1.50%, 10/21/2020	380,000	369,333
1.75%, 01/24/2020	280,000	276,150
		1,747,713
CANADA — 0.3%
Canada Government International Bond 2.00%, 11/15/2022	285,000	275,638
Export Development Canada:
1.63%, 01/17/2020	735,000	723,960
1.75%, 08/19/2019	110,000	109,051
1.75%, 07/21/2020	774,000	759,658
2.50%, 01/24/2023	200,000	196,564
2.75%, 03/15/2023	150,000	148,980
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	100,000	141,325
Series IO, 8.05%, 07/07/2024	15,000	18,557
Province of Alberta Canada:
2.20%, 07/26/2022	250,000	241,642
3.30%, 03/15/2028	400,000	398,924
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	152,768
Province of Ontario Canada:
1.65%, 09/27/2019	100,000	98,765
1.88%, 05/21/2020	80,000	78,612
2.20%, 10/03/2022	200,000	192,716
2.25%, 05/18/2022	150,000	145,319
2.40%, 02/08/2022	100,000	97,663
2.50%, 04/27/2026	345,000	327,229
2.55%, 02/12/2021	2,750,000	2,722,692
4.00%, 10/07/2019	525,000	533,505
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	95,101
2.75%, 04/12/2027	350,000	336,742
Series PD, 7.50%, 09/15/2029	405,000	561,026
Series QO, 2.88%, 10/16/2024	960,000	945,667
		9,302,104
Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	$ 350,000	$ 333,872
3.13%, 03/27/2025	200,000	193,770
3.13%, 01/21/2026	1,025,000	982,996
3.25%, 09/14/2021	100,000	99,956
		1,610,594
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	332,150
3.88%, 04/25/2027	200,000	194,050
4.00%, 02/26/2024	850,000	849,125
4.38%, 07/12/2021	300,000	306,822
5.00%, 06/15/2045	561,000	550,195
5.63%, 02/26/2044	300,000	318,489
6.13%, 01/18/2041	400,000	447,520
11.75%, 02/25/2020	625,000	709,431
		3,707,782
GERMANY — 0.6%
FMS Wertmanagement:
1.38%, 06/08/2021	350,000	335,790
2.75%, 03/06/2023	300,000	297,525
Series MTN, 1.00%, 08/16/2019	500,000	491,360
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	975,000	561,424
Zero Coupon, 06/29/2037	125,000	69,414
1.00%, 07/15/2019	1,183,000	1,164,853
1.25%, 09/30/2019	1,405,000	1,382,506
1.50%, 09/09/2019	850,000	839,545
1.50%, 04/20/2020	1,145,000	1,121,344
1.50%, 06/15/2021 (b)	550,000	529,881
1.63%, 05/29/2020	700,000	686,196
1.63%, 03/15/2021	750,000	727,447
1.75%, 03/31/2020	650,000	639,743
1.75%, 09/15/2021	200,000	193,340
1.88%, 06/30/2020	683,000	672,120
2.00%, 11/30/2021	200,000	194,444
2.00%, 09/29/2022	200,000	192,946
2.00%, 10/04/2022	125,000	120,640
2.00%, 05/02/2025	1,245,000	1,168,159
2.13%, 03/07/2022	780,000	759,868
2.13%, 01/17/2023	735,000	710,466
2.38%, 08/25/2021	692,000	682,734
2.63%, 04/12/2021	400,000	398,180
2.63%, 01/25/2022 (b)	845,000	838,215
2.75%, 07/15/2020	640,000	640,480
2.88%, 04/03/2028 (b)	94,000	92,960
4.00%, 01/27/2020	300,000	306,177
Series GMTN, 2.75%, 09/08/2020	390,000	390,308
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	150,000	144,252

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series 37, 2.50%, 11/15/2027 (b)	$ 500,000	$ 478,360
		16,830,677
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	170,000	180,090
5.38%, 03/25/2024	825,000	878,584
6.38%, 03/29/2021	870,000	930,221
7.63%, 03/29/2041	232,000	316,949
		2,305,844
INDONESIA — 0.0% (a)
Indonesia Government International Bond:
2.95%, 01/11/2023	250,000	237,410
3.50%, 01/11/2028	300,000	277,485
4.10%, 04/24/2028	250,000	241,818
		756,713
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	200,000	190,132
3.25%, 01/17/2028	400,000	386,752
4.00%, 06/30/2022	100,000	102,713
4.50%, 01/30/2043	225,000	227,180
		906,777
ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	653,000	724,595
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	180,674
2.13%, 06/01/2020	200,000	197,062
2.13%, 07/21/2020	250,000	246,055
2.13%, 11/16/2020	250,000	245,133
2.38%, 11/16/2022	750,000	725,693
2.75%, 11/16/2027	200,000	191,652
2.88%, 06/01/2027	500,000	484,705
2.88%, 07/21/2027	200,000	193,874
3.38%, 07/31/2023	200,000	201,700
Series DTC, 2.00%, 11/04/2021	200,000	193,046
Series DTC, 2.13%, 02/10/2025	350,000	327,390
Series DTC, 2.38%, 04/20/2026	160,000	150,539
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	230,000	234,924
Japan International Cooperation Agency:
2.75%, 04/27/2027	200,000	191,158
Security Description	Principal Amount	Value
3.38%, 06/12/2028	$ 200,000	$ 201,166
		3,964,771
MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	930,000	900,063
3.63%, 03/15/2022	814,000	812,006
3.75%, 01/11/2028	1,000,000	944,750
4.00%, 10/02/2023	300,000	301,215
4.13%, 01/21/2026	200,000	198,378
4.15%, 03/28/2027	210,000	206,541
4.60%, 01/23/2046	200,000	183,336
4.60%, 02/10/2048	400,000	367,896
5.55%, 01/21/2045	113,000	118,261
6.05%, 01/11/2040	775,000	852,787
Series GMTN, 3.50%, 01/21/2021	460,000	459,609
Series GMTN, 5.75%, 10/12/2110	420,000	415,279
Series MTN, 4.75%, 03/08/2044	686,000	644,696
Series MTN, 8.30%, 08/15/2031	100,000	142,150
Series MTNA, 6.75%, 09/27/2034	126,000	148,282
		6,695,249
PANAMA — 0.1%
Panama Government International Bond:
3.88%, 03/17/2028	200,000	196,832
4.00%, 09/22/2024	350,000	353,629
5.20%, 01/30/2020	820,000	847,790
6.70%, 01/26/2036	430,000	525,619
9.38%, 04/01/2029	400,000	561,400
		2,485,270
PERU — 0.1%
Peruvian Government International Bond:
4.13%, 08/25/2027	700,000	717,752
5.63%, 11/18/2050	100,000	116,429
6.55%, 03/14/2037	200,000	249,938
7.35%, 07/21/2025	245,000	299,221
8.75%, 11/21/2033	250,000	366,837
		1,750,177
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	200,000	184,880
3.70%, 02/02/2042	700,000	643,370
3.95%, 01/20/2040	402,000	385,643
4.00%, 01/15/2021	500,000	505,610
4.20%, 01/21/2024	200,000	203,988
5.00%, 01/13/2037	200,000	213,754
6.38%, 10/23/2034	300,000	366,126
6.50%, 01/20/2020	200,000	210,002

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
7.75%, 01/14/2031	$ 200,000	$ 263,218
9.50%, 02/02/2030	400,000	582,997
10.63%, 03/16/2025	235,000	327,343
		3,886,931
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	685,000	669,279
4.00%, 01/22/2024	305,000	309,914
5.00%, 03/23/2022	220,000	232,023
5.13%, 04/21/2021	370,000	388,718
6.38%, 07/15/2019	370,000	383,527
Republic of Poland Government International Bond 3.25%, 4/6/2026	345,000	333,201
		2,316,662
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.50%, 11/01/2020	200,000	196,110
2.63%, 05/26/2026	200,000	183,048
3.25%, 11/10/2025	100,000	96,090
4.00%, 01/14/2024	300,000	302,898
4.38%, 09/15/2021	450,000	460,440
5.00%, 04/11/2022	200,000	209,336
5.13%, 06/29/2020	25,000	25,844
Korea Development Bank:
2.50%, 01/13/2021	489,000	477,621
3.00%, 09/14/2022	270,000	263,925
3.38%, 09/16/2025	200,000	194,402
3.75%, 01/22/2024	150,000	149,968
Korea International Bond:
2.75%, 01/19/2027	200,000	188,994
3.88%, 09/11/2023	150,000	153,542
4.13%, 06/10/2044	300,000	319,020
		3,221,238
SUPRANATIONAL — 1.5%
African Development Bank:
1.13%, 09/20/2019	600,000	589,770
Series GDIF, 1.38%, 02/12/2020	600,000	588,108
Series GDIF, 2.13%, 11/16/2022	306,000	296,236
Series GDIF, 2.38%, 09/23/2021	60,000	59,122
Series GDIF, 2.63%, 03/22/2021	125,000	124,474
Asian Development Bank:
5.82%, 06/16/2028	76,000	91,642
6.22%, 08/15/2027	175,000	214,118
Series GMTN, 1.00%, 08/16/2019	600,000	589,938
Series GMTN, 1.50%, 01/22/2020	1,400,000	1,376,298
Series GMTN, 1.63%, 08/26/2020	1,125,000	1,100,059
Security Description	Principal Amount	Value
Series GMTN, 1.63%, 03/16/2021	$ 250,000	$ 242,548
Series GMTN, 1.75%, 01/10/2020	650,000	641,621
Series GMTN, 1.75%, 06/08/2021	280,000	271,748
Series GMTN, 1.75%, 09/13/2022	450,000	430,078
Series GMTN, 1.75%, 08/14/2026	100,000	90,999
Series GMTN, 2.00%, 02/16/2022	1,275,000	1,237,693
Series GMTN, 2.00%, 04/24/2026	400,000	372,244
Series GMTN, 2.75%, 03/17/2023	255,000	253,396
Corp. Andina de Fomento:
2.13%, 09/27/2021	550,000	529,287
4.38%, 06/15/2022	180,000	186,748
Council Of Europe Development Bank:
1.75%, 11/14/2019	151,000	149,232
1.88%, 01/27/2020	350,000	345,817
2.63%, 02/13/2023	324,000	319,691
European Bank for Reconstruction & Development:
Series EMTN, 1.50%, 03/16/2020	200,000	196,180
Series GMTN, 0.88%, 07/22/2019	410,000	403,005
Series GMTN, 1.13%, 08/24/2020	105,000	101,562
Series GMTN, 1.88%, 02/23/2022	588,000	567,779
Series GMTN, 2.13%, 03/07/2022	230,000	223,986
Series GMTN, 2.75%, 04/26/2021	200,000	199,756
Series GMTN, 2.75%, 03/07/2023	200,000	198,630
European Investment Bank:
1.25%, 12/16/2019	1,400,000	1,373,078
1.38%, 06/15/2020	770,000	750,912
1.63%, 03/16/2020	600,000	589,740
1.75%, 05/15/2020	1,130,000	1,111,050
1.88%, 02/10/2025	1,332,000	1,242,143
2.00%, 12/15/2022	400,000	384,940
2.13%, 10/15/2021	305,000	298,043
2.25%, 03/15/2022	427,000	417,508
2.25%, 08/15/2022	1,785,000	1,740,339
2.38%, 06/15/2022 (b)	936,000	917,870
2.50%, 04/15/2021	200,000	198,372
2.50%, 03/15/2023	169,000	165,792
2.50%, 10/15/2024	700,000	681,296
3.25%, 01/29/2024	476,000	482,421
4.00%, 02/16/2021	400,000	412,096
4.88%, 02/15/2036 (b)	100,000	123,778

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series DIP, 1.13%, 08/15/2019	$ 475,000	$ 467,737
Series GMTN, 2.38%, 05/13/2021	300,000	296,433
Inter-American Development Bank:
1.38%, 07/15/2020	400,000	389,804
1.75%, 10/15/2019	100,000	98,996
1.88%, 03/15/2021	885,000	864,840
2.13%, 11/09/2020	250,000	246,615
2.13%, 01/15/2025	375,000	356,306
2.38%, 07/07/2027	240,000	228,082
3.00%, 10/04/2023	325,000	326,280
3.00%, 02/21/2024	479,000	480,255
4.38%, 01/24/2044	125,000	149,799
Series GDP, 1.25%, 10/15/2019	365,000	359,003
Series GMTN, 1.13%, 09/12/2019	250,000	245,860
Series GMTN, 1.63%, 05/12/2020	1,035,000	1,015,697
Series GMTN, 1.75%, 04/14/2022	1,820,000	1,747,382
Series GMTN, 1.75%, 09/14/2022	650,000	621,348
Series GMTN, 2.63%, 04/19/2021	310,000	308,872
Series GMTN, 3.88%, 10/28/2041	191,000	212,782
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	237,658
1.88%, 10/07/2019	435,000	431,355
2.00%, 01/26/2022	725,000	704,337
2.13%, 11/01/2020	200,000	197,442
2.13%, 02/13/2023	285,000	275,871
Series GDIF, 1.13%, 11/27/2019	500,000	490,025
Series GDIF, 1.25%, 07/26/2019	1,415,000	1,396,803
Series GDIF, 1.38%, 03/30/2020	900,000	880,857
Series GDIF, 1.38%, 05/24/2021	625,000	601,175
Series GDIF, 1.38%, 09/20/2021	200,000	191,462
Series GDIF, 1.63%, 09/04/2020	730,000	714,006
Series GDIF, 1.63%, 03/09/2021	300,000	291,351
Series GDIF, 1.63%, 02/10/2022	50,000	47,912
Series GDIF, 1.88%, 04/21/2020	830,000	818,878
Series GDIF, 2.13%, 03/03/2025	350,000	332,552
Security Description	Principal Amount	Value
Series GDIF, 2.25%, 06/24/2021	$ 835,000	$ 822,417
Series GDIF, 2.50%, 11/25/2024	100,000	97,407
Series GDIF, 2.50%, 07/29/2025	595,000	577,620
Series GMTN, 0.88%, 08/15/2019	975,000	957,557
Series GMTN, 4.75%, 02/15/2035	850,000	1,039,193
International Finance Corp.:
1.75%, 09/16/2019	675,000	668,682
Series GMTN, 1.13%, 07/20/2021	330,000	314,071
Series GMTN, 1.63%, 07/16/2020	835,000	817,941
Nordic Investment Bank:
2.25%, 02/01/2021 (b)	260,000	256,708
2.25%, 09/30/2021	150,000	147,239
2.50%, 04/28/2020	500,000	498,335
		45,106,088
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
1.75%, 05/18/2020	250,000	245,415
Series GMTN, 1.75%, 08/28/2020	1,075,000	1,051,791
Series GMTN, 2.38%, 03/09/2022	100,000	97,936
		1,395,142
UNITED STATES — 0.0% (a)
Iraq Government AID Bond 2.15%, 1/18/2022	580,000	566,318
Ukraine Government AID Bonds:
1.47%, 09/29/2021	200,000	191,350
1.85%, 05/29/2020	376,000	370,070
		1,127,738
URUGUAY — 0.1%
Uruguay Government International Bond:
4.13%, 11/20/2045	150,000	135,024
4.38%, 10/27/2027	200,000	202,408
4.50%, 08/14/2024	395,000	407,948
4.98%, 04/20/2055	85,000	81,652
5.10%, 06/18/2050	356,000	350,397
7.63%, 03/21/2036	200,000	258,424
		1,435,853
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $113,331,333)		111,277,918
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.1%
Federal Home Loan Bank:
1.00%, 9/26/2019	400,000	392,960

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
1.13%, 7/14/2021 (b)	$ 1,400,000	$ 1,337,938
1.38%, 11/15/2019	400,000	394,044
1.38%, 2/18/2021	500,000	484,020
1.50%, 10/21/2019	1,470,000	1,451,419
1.75%, 6/12/2020	275,000	270,328
1.80%, 8/28/2020	400,000	391,976
1.88%, 3/13/2020	600,000	593,214
1.88%, 11/29/2021 (b)	250,000	243,155
2.13%, 3/10/2023	205,000	199,051
2.38%, 12/13/2019	800,000	798,480
2.38%, 3/30/2020	1,000,000	996,990
5.50%, 7/15/2036	1,240,000	1,622,019
1.38%, 9/28/2020	250,000	243,258
Federal Home Loan Mortgage Corp.:
0.88%, 7/19/2019	400,000	393,588
1.13%, 8/12/2021	45,000	42,921
1.25%, 8/1/2019	700,000	691,159
1.25%, 10/2/2019	230,000	226,488
1.30%, 8/28/2019	500,000	493,375
1.38%, 4/20/2020	1,400,000	1,370,908
1.38%, 5/1/2020	725,000	709,963
1.50%, 1/17/2020	1,750,000	1,721,632
1.63%, 9/29/2020	1,000,000	978,140
2.38%, 1/13/2022	2,270,000	2,241,466
2.50%, 9/1/2028	251,622	247,182
2.50%, 10/1/2029	655,294	641,073
2.50%, 1/1/2031	780,093	761,818
2.50%, 5/1/2031	2,421,828	2,355,140
2.50%, 6/1/2031	928,878	903,300
2.50%, 11/1/2032	2,292,577	2,227,898
2.50%, 12/1/2032	1,774,063	1,724,012
2.50%, 2/1/2033	3,650,253	3,547,271
3.00%, 11/1/2027	2,773,245	2,775,406
3.00%, 2/1/2029	453,485	453,554
3.00%, 7/1/2029	461,858	461,272
3.00%, 9/1/2029	737,400	736,464
3.00%, 4/1/2030	692,694	689,859
3.00%, 12/1/2030	1,748,565	1,741,406
3.00%, 5/1/2031	1,425,449	1,419,603
3.00%, 5/1/2035	3,623,737	3,574,583
3.00%, 7/1/2035	704,355	694,801
3.00%, 4/1/2036	1,479,346	1,457,149
3.00%, 3/1/2043	1,109,712	1,083,801
3.00% 4/1/2043	2,045,210	1,997,457
3.00% 7/1/2043	745,576	728,167
3.00%, 8/1/2043	331,280	323,545
3.00%, 9/1/2043	407,225	397,717
3.00%, 10/1/2043	336,802	328,938
3.00%, 6/1/2045	1,495,323	1,453,948
3.00%, 8/1/2045	2,076,680	2,019,220
3.00%, 4/1/2046	2,593,996	2,513,633
3.00%, 9/1/2046	1,741,712	1,687,754
3.00%, 11/1/2046	1,655,338	1,604,055
3.00% 12/1/2046	6,860,646	6,648,101
3.00%, 2/1/2047	4,457,989	4,319,879
3.00%, 12/1/2047	11,996,665	11,618,489
Security Description	Principal Amount	Value
3.00%, 1/1/2048	$ 3,228,472	$ 3,126,699
3.00%, 2/1/2048	7,329,750	7,098,691
3.50%, 5/1/2026	657,473	666,848
3.50%, 1/1/2029	159,827	162,012
3.50%, 11/1/2029	507,904	514,675
3.50%, 2/1/2030	292,145	296,040
3.50%, 3/1/2032	552,869	557,422
3.50%, 3/1/2038	1,962,790	1,972,363
3.50%, 5/1/2043	321,390	322,160
3.50% 8/1/2043	1,684,306	1,688,345
3.50%, 6/1/2044	442,588	441,858
3.50%, 8/1/2044	868,885	867,452
3.50%, 10/1/2044	505,346	504,513
3.50%, 11/1/2044	798,912	797,594
3.50%, 12/1/2044	833,046	831,672
3.50%, 1/1/2045	812,351	811,011
3.50%, 2/1/2045	1,116,663	1,114,821
3.50% 7/1/2045	1,866,401	1,862,827
3.50%, 10/1/2045	1,091,481	1,089,392
3.50% 12/1/2045	1,645,790	1,642,640
3.50%, 3/1/2046	2,349,970	2,343,402
3.50%, 5/1/2046	1,096,690	1,093,625
3.50%, 8/1/2046	5,778,045	5,766,983
3.50%, 12/1/2046	1,521,919	1,517,665
3.50%, 4/1/2047	222,816	221,772
3.50%, 9/1/2047	7,102,322	7,069,049
3.50%, 10/1/2047	1,434,242	1,427,523
3.50%, 11/1/2047	529,042	526,563
3.50%, 12/1/2047	1,245,891	1,240,055
3.50%, 1/1/2048	3,191,682	3,176,730
3.50%, 2/1/2048	8,670,365	8,629,747
3.50%, 5/1/2048	7,068,523	7,035,738
4.00%, 4/1/2019	1,285	1,318
4.00%, 4/1/2024	66,030	67,721
4.00%, 5/1/2025	50,807	52,105
4.00%, 6/1/2025	110,835	113,667
4.00%, 8/1/2025	29,939	30,704
4.00%, 9/1/2025	24,514	25,140
4.00%, 6/1/2026	269,665	276,806
4.00%, 10/1/2040	292,642	300,844
4.00%, 12/1/2041	914,580	940,224
4.00%, 4/1/2042	638,086	655,977
4.00%, 6/1/2042	1,277,843	1,313,258
4.00% 5/1/2044	790,558	810,481
4.00%, 7/1/2044	1,211,642	1,242,176
4.00%, 12/1/2044	421,201	431,815
4.00%, 4/1/2045	968,896	991,155
4.00%, 10/1/2045	1,477,549	1,511,494
4.00%, 1/1/2046	1,058,227	1,082,539
4.00%, 3/1/2046	713,249	731,944
4.00%, 9/1/2047	844,587	861,462
4.00%, 12/1/2047	1,920,699	1,959,076
4.00%, 1/1/2048	3,013,725	3,073,941
4.00%, 4/1/2048	4,964,211	5,064,038
4.00%, 5/1/2048	1,990,164	2,030,185
4.50%, 5/1/2019	23,209	23,391
4.50%, 9/1/2024	435	448

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.50%, 10/1/2024	$ 53,694	$ 55,276
4.50%, 2/1/2039	2,669	2,803
4.50%, 6/1/2039	218,468	229,445
4.50%, 12/1/2039	168,007	176,449
4.50%, 6/1/2040	4,336	4,555
4.50%, 12/1/2040	648,736	681,631
4.50%, 4/1/2041	9,520	9,993
4.50%, 7/1/2041	454,709	477,295
4.50%, 8/1/2041	30,774	32,303
4.50%, 9/1/2041	172,816	181,400
4.50%, 10/1/2041	1,245,354	1,308,502
4.50%, 10/1/2043	24,336	25,545
4.50%, 8/1/2044	26,171	27,471
4.50%, 9/1/2044	563,102	591,077
4.50%, 4/1/2047	312,537	325,671
4.50%, 10/1/2047	270,701	282,077
4.50%, 12/1/2047	838,410	873,643
4.50% 1/1/2048	2,989,426	3,115,052
5.00%, 11/1/2035	22,423	23,881
5.00% 12/1/2036	4,693	5,005
5.00% 2/1/2038	336,914	359,467
5.00% 3/1/2038	224,452	239,545
5.00%, 6/1/2038	57,425	61,327
5.00% 11/1/2038	474,897	506,762
5.00%, 1/1/2039	68,103	72,730
5.00%, 2/1/2039	155,939	166,533
5.00%, 3/1/2039	494,968	528,635
5.00%, 10/1/2039	46,025	49,152
5.50%, 2/1/2022	4,563	4,878
5.50%, 11/1/2026	51,915	55,512
5.50%, 6/1/2027	13,628	14,574
5.50%, 4/1/2028	22,380	23,927
5.50%, 7/1/2028	31,769	33,965
5.50%, 7/1/2033	3,048	3,289
5.50% 1/1/2037	151,691	163,020
5.50%, 9/1/2037	1,755	1,886
5.50%, 11/1/2037	8,744	9,396
5.50%, 1/1/2038	72,622	78,039
5.50%, 4/1/2038	263,682	287,823
5.50% 7/1/2038	377,392	411,944
5.50%, 10/1/2038	6,861	7,489
5.50%, 11/1/2038	8,014	8,748
6.00%, 8/1/2031	10,489	11,562
6.00%, 3/1/2036	11,937	13,045
6.00%, 8/1/2036	70,978	77,570
6.00%, 1/1/2037	6,814	7,447
6.00%, 12/1/2037	6,487	7,090
6.00%, 10/1/2038	6,011	6,559
6.00%, 3/1/2040	5,072	5,543
6.00%, 5/1/2040	707,507	773,238
6.25%, 7/15/2032	2,255,000	3,018,317
6.50%, 11/1/2037	70,183	77,354
6.50%, 2/1/2038	10,307	11,361
6.50%, 9/1/2038	192,113	211,742
6.50%, 9/1/2039	97,434	108,466
6.75%, 3/15/2031	406,000	554,129
TBA, 3.00%, 7/1/2033 (g)	10,500,000	10,426,172
Security Description	Principal Amount	Value
TBA, 3.00%, 7/1/2048 (g)	$ 2,000,000	$ 1,935,625
TBA, 3.50%, 7/1/2048 (g)	15,250,000	15,168,389
TBA, 4.00%, 7/1/2048 (g)	18,625,000	18,984,404
TBA, 5.00%, 7/1/2048 (g)	3,500,000	3,699,336
Series GDIF, 6.75%, 9/15/2029	185,000	246,860
Series GMTN, 1.88%, 11/17/2020	150,000	147,200
Series K005, Class A3, 4.49%, 11/25/2019	1,000,000	1,016,164
Series K015, Class A2, 3.23%, 7/25/2021	1,000,000	1,003,719
Series K025, Class A1, 1.88%, 4/25/2022	418,983	409,451
Series K029, Class A1, 2.84%, 10/25/2022	354,085	352,978
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,017,651
Series K040, Class A2, 3.24%, 9/25/2024	700,000	700,684
Series K041, Class A2, 3.17%, 10/25/2024	750,000	747,821
Series K049, Class A2, 3.01%, 7/25/2025	350,000	344,034
Series K053, Class A2, 3.00%, 12/25/2025	350,000	343,392
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	958,166
Series K064, Class A2, 3.22%, 3/25/2027	800,000	788,675
Series K067, Class AM, 3.28%, 8/25/2027	500,000	490,529
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,468,026
Series K072, Class A2, 3.44%, 12/25/2027	1,800,000	1,796,301
Series K723, Class A2, 2.45%, 8/25/2023	650,000	629,010
Series K730, Class A2, 3.59%, 1/25/2025	1,000,000	1,019,489
TBA, 3.50%, 7/1/2033 (g)	7,400,000	7,479,203
TBA, 4.50%, 7/1/2048 (g)	7,000,000	7,285,469
TBA, 1.25%, 7/26/2019	615,000	606,999
Series K030, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,005,974
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	300,000	290,400
0.88%, 8/2/2019	975,000	958,776
1.00%, 10/24/2019	700,000	686,672
1.25%, 5/6/2021	450,000	433,093
1.25%, 8/17/2021	89,000	85,141
1.38%, 2/26/2021	881,000	852,385
1.50%, 6/22/2020	1,450,000	1,420,260
1.50%, 11/30/2020	150,000	146,082
1.63%, 1/21/2020	2,620,000	2,584,604
1.75%, 9/12/2019	492,000	487,897
1.88%, 12/28/2020	250,000	245,333

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
1.88%, 4/5/2022	$ 150,000	$ 145,329
1.88%, 9/24/2026	550,000	501,451
2.00%, 1/5/2022	1,350,000	1,316,115
2.00%, 10/5/2022	1,200,000	1,162,476
2.13%, 4/24/2026	400,000	375,396
2.50%, 7/1/2028	757,735	744,937
2.50% 8/1/2028	1,126,232	1,107,210
2.50%, 10/1/2028	519,362	510,590
2.50%, 3/1/2029	1,937,205	1,905,365
2.50%, 2/1/2030	870,878	851,746
2.50%, 5/1/2030	1,271,425	1,242,543
2.50%, 7/1/2030	442,681	432,625
2.50%, 2/1/2031	1,516,607	1,482,156
2.50%, 12/1/2032	2,816,794	2,739,775
2.50%, 1/1/2033	4,176,366	4,062,174
2.50%, 7/1/2033 (g)	3,475,000	3,378,352
2.50%, 10/1/2042	461,766	437,155
2.63%, 9/6/2024	3,140,000	3,090,733
2.75%, 6/22/2021	1,000,000	1,001,080
3.00%, 8/1/2027	468,465	469,663
3.00%, 11/1/2028	885,685	886,803
3.00%, 6/1/2029	251,891	251,850
3.00% 8/1/2029	1,243,856	1,243,656
3.00%, 9/1/2029	476,153	476,076
3.00%, 6/1/2030	778,660	776,261
3.00%, 9/1/2030	130,570	130,168
3.00%, 11/1/2030	293,889	292,984
3.00%, 12/1/2030	1,046,720	1,043,497
3.00%, 10/1/2032	1,831,902	1,822,407
3.00%, 1/1/2033	1,262,573	1,256,030
3.00%, 2/1/2033	2,869,289	2,854,418
3.00%, 7/1/2033 (g)	13,525,000	13,445,752
3.00%, 2/1/2035	511,419	508,415
3.00%, 3/1/2035	412,118	406,773
3.00%, 2/1/2036	1,073,452	1,059,531
3.00%, 1/1/2037	2,659,376	2,621,083
3.00%, 9/1/2037	654,500	642,975
3.00%, 1/1/2038	3,899,810	3,831,140
3.00%, 12/1/2042	627,410	613,273
3.00%, 1/1/2043	1,173,311	1,146,874
3.00%, 3/1/2043	1,307,287	1,277,572
3.00%, 4/1/2043	325,004	317,617
3.00% 5/1/2043	3,535,877	3,455,505
3.00% 6/1/2043	2,456,743	2,400,900
3.00% 7/1/2043	2,247,543	2,196,454
3.00%, 8/1/2043	1,001,296	978,735
3.00%, 2/1/2044	9,989,572	9,762,503
3.00%, 5/1/2045	8,257,237	8,069,545
3.00%, 9/1/2045	1,123,067	1,092,692
3.00% 11/1/2045	2,612,587	2,541,924
3.00%, 5/1/2046	2,604,914	2,525,830
3.00%, 8/1/2046	2,861,821	2,774,936
3.00%, 9/1/2046	2,733,382	2,650,397
3.00%, 10/1/2046	1,006,071	975,527
3.00%, 11/1/2046	5,835,170	5,700,349
3.00% 1/1/2047	7,920,597	7,680,130
3.00%, 2/1/2048	8,687,132	8,418,522
Security Description	Principal Amount	Value
3.50%, 10/1/2025	$ 178,031	$ 180,616
3.50%, 11/1/2025	197,109	199,971
3.50%, 3/1/2026	124,565	126,441
3.50%, 1/1/2027	669,480	679,201
3.50%, 5/1/2029	244,238	247,669
3.50%, 1/1/2030	433,365	439,452
3.50%, 6/1/2034	914,303	922,751
3.50%, 7/1/2034	1,734,550	1,750,575
3.50%, 2/1/2037	867,965	876,057
3.50%, 4/1/2038	3,554,562	3,573,515
3.50%, 12/1/2040	953,083	957,494
3.50%, 5/1/2042	1,965,349	1,972,400
3.50%, 8/1/2042	752,631	755,331
3.50%, 10/1/2042	719,530	722,112
3.50%, 1/1/2043	279,464	280,467
3.50%, 5/1/2043	260,866	261,639
3.50%, 7/1/2043	974,654	977,541
3.50%, 1/1/2044	967,765	970,632
3.50%, 10/1/2044	712,049	711,279
3.50% 1/1/2045	1,182,299	1,181,021
3.50%, 2/1/2045	13,953,630	14,003,270
3.50%, 4/1/2045	1,371,001	1,369,161
3.50% 8/1/2045	2,859,236	2,855,399
3.50% 11/1/2045	8,197,710	8,186,709
3.50% 12/1/2045	6,194,381	6,186,068
3.50%, 1/1/2046	2,125,418	2,122,566
3.50% 2/1/2046	6,895,611	6,884,211
3.50%, 7/1/2047	3,888,147	3,899,666
3.50%, 10/1/2047	950,838	946,917
3.50%, 11/1/2047	7,676,132	7,644,484
3.50%, 1/1/2048	7,778,578	7,746,508
3.50% 2/1/2048	13,696,932	13,640,461
3.50%, 6/1/2048	7,100,226	7,070,856
4.00%, 7/1/2018	189	189
4.00% 8/1/2018	4,077	4,183
4.00%, 1/1/2020	609	625
4.00%, 4/1/2024	106,263	109,037
4.00%, 1/1/2025	104,459	107,186
4.00%, 3/1/2026	73,674	75,665
4.00%, 12/1/2034	527,101	543,797
4.00%, 3/1/2037	1,626,833	1,677,104
4.00% 12/1/2040	1,352,666	1,390,844
4.00%, 3/1/2041	1,034,046	1,063,259
4.00%, 12/1/2041	1,120,300	1,151,950
4.00%, 2/1/2042	263,722	271,172
4.00%, 10/1/2043	766,852	787,082
4.00%, 12/1/2043	103,329	106,055
4.00%, 5/1/2044	2,260,064	2,323,852
4.00%, 6/1/2044	721,315	739,633
4.00% 7/1/2044	736,636	755,343
4.00%, 9/1/2044	589,997	604,980
4.00% 10/1/2044	913,042	936,229
4.00%, 12/1/2044	808,436	828,967
4.00%, 1/1/2045	1,948,005	1,999,395
4.00%, 3/1/2045	652,244	667,385
4.00%, 5/1/2045	1,080,740	1,105,828
4.00%, 7/1/2045	1,065,542	1,090,278

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.00%, 9/1/2045	$ 1,545,007	$ 1,580,872
4.00%, 12/1/2045	985,366	1,008,240
4.00%, 4/1/2046	1,302,827	1,330,263
4.00%, 11/1/2046	829,028	846,487
4.00%, 7/1/2047	444,611	453,565
4.00%, 8/1/2047	1,825,901	1,862,676
4.00%, 1/1/2048	6,565,171	6,697,398
4.00%, 2/1/2048	2,918,918	2,977,707
4.00%, 5/1/2048	495,575	505,590
4.00%, 6/1/2048	6,947,903	7,088,305
4.50% 4/1/2023	236,110	243,842
4.50%, 8/1/2023	323	325
4.50%, 4/1/2031	277,303	290,475
4.50%, 4/1/2039	609,087	640,062
4.50%, 4/1/2040	576,573	606,147
4.50%, 10/1/2040	339,008	356,397
4.50%, 2/1/2041	718,512	754,611
4.50%, 5/1/2041	358,936	377,347
4.50%, 1/1/2042	1,208,954	1,269,693
4.50%, 9/1/2043	270,742	284,358
4.50% 12/1/2043	801,435	841,738
4.50%, 1/1/2044	201,701	211,844
4.50%, 2/1/2044	352,803	370,545
4.50% 6/1/2044	1,011,301	1,062,146
4.50%, 3/1/2046	1,449,717	1,524,076
4.50%, 9/1/2047	518,005	539,958
4.50%, 11/1/2047	3,785,068	3,945,479
4.50%, 4/1/2048	2,142,479	2,232,621
5.00%, 7/1/2035	547,609	585,782
5.00%, 7/1/2040	250,643	267,599
5.00%, 1/1/2042	778,114	830,755
5.00%, 3/1/2042	707,327	755,179
5.00%, 12/1/2043	175,325	187,833
5.00%, 7/1/2044	630,308	668,402
5.50%, 7/1/2035	242,663	261,733
5.50% 6/1/2038	93,966	102,780
5.50%, 12/1/2038	253,064	272,551
5.50%, 12/1/2039	405,702	443,759
5.50%, 4/1/2040	403,003	433,310
5.50%, 9/1/2040	33,783	36,952
5.50%, 7/1/2041	449,154	483,751
5.50%, 5/1/2044	5,427,434	5,853,955
6.00%, 2/1/2037	246,102	268,779
6.00%, 10/1/2039	320,787	350,345
6.00%, 4/1/2040	439,642	479,397
6.25%, 5/15/2029	80,000	102,637
6.63%, 11/15/2030	1,960,000	2,632,770
7.13%, 1/15/2030	325,000	447,190
7.25%, 5/15/2030	720,000	1,006,294
TBA, 3.00%, 7/1/2048 (g)	6,100,000	5,908,422
TBA, 3.50%, 7/1/2033 (g)	10,900,000	11,026,031
Series 2011-M4, Class A2, 3.73%, 6/25/2021	992,636	1,009,018
Series 2013-M12, Class APT, 2.47%, 3/25/2023 (d)	709,657	689,849
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	400,000	406,234
Security Description	Principal Amount	Value
Series 2016-M4, Class AL, 3.27%, 1/25/2039	$ 283,566	$ 274,866
Series 2017-M8, Class A1, 2.65%, 5/25/2027	382,541	373,994
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	600,000	581,818
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	750,000	717,576
TBA, 3.50%, 7/1/2048 (g)	8,750,000	8,708,301
TBA, 4.00%, 7/1/2048 (g)	30,275,000	30,868,674
TBA, 4.50%, 7/1/2048 (g)	10,175,000	10,595,514
TBA, 5.00%, 7/1/2048 (g)	6,500,000	6,886,445
TBA, 1.50%, 2/28/2020	1,030,000	1,012,758
Series 2013-M14, Class APT, VRN, 2.60%, 4/25/2023 (d)	733,213	716,354
Series 2014-M2, Class A2, VRN, 3.51%, 12/25/2023 (d)	888,000	898,571
Series 2017-M15, Class ATS2, VRN, 3.20%, 11/25/2027 (d)	700,000	678,110
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (d)	130,000	125,373
Series 2018-M5, Class A2, VRN, 3.56%, 9/25/2021 (d)	295,000	299,171
Government National Mortgage Association:
3.00% 12/15/2042	844,468	832,402
3.00% 12/20/2042	1,586,095	1,567,872
3.00%, 2/20/2043	1,461,636	1,444,843
3.00%, 4/20/2043	1,433,351	1,413,181
3.00%, 6/20/2043	989,331	975,409
3.00%, 12/20/2044	520,162	511,966
3.00%, 3/20/2045	590,236	580,272
3.00%, 4/20/2045	901,167	885,955
3.00%, 8/20/2045	1,266,541	1,245,161
3.00%, 1/20/2046	711,351	699,343
3.00%, 4/20/2046	1,421,525	1,394,391
3.00%, 5/20/2046	3,073,452	3,014,788
3.00%, 10/20/2046	4,905,331	4,811,701
3.00%, 11/20/2046	1,507,290	1,478,519
3.00%, 1/20/2047	2,598,321	2,548,726
3.00%, 6/20/2047	912,102	892,861
3.00%, 7/20/2047	8,175,017	8,002,568
3.00%, 10/20/2047	1,376,716	1,347,675
3.00%, 12/20/2047	3,305,678	3,235,946
3.00%, 1/20/2048	2,460,472	2,408,569
3.00%, 2/20/2048	3,458,749	3,385,788
3.00%, 3/20/2048	13,384,538	13,102,196
3.50%, 2/15/2042	921,226	930,179
3.50%, 6/20/2042	885,885	896,815
3.50%, 4/15/2043	225,870	227,697
3.50%, 4/20/2043	885,983	896,914
3.50%, 7/20/2043	2,204,119	2,227,191
3.50%, 10/20/2043	428,126	432,607

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.50%, 12/20/2043	$ 191,059	$ 193,059
3.50%, 1/20/2044	391,316	395,412
3.50%, 3/20/2044	371,883	374,924
3.50%, 10/20/2044	730,293	736,265
3.50%, 12/20/2044	558,757	563,327
3.50%, 2/20/2045	429,356	432,867
3.50%, 3/20/2045	518,144	521,837
3.50% 4/20/2045	3,234,647	3,257,703
3.50%, 6/20/2045	813,933	819,735
3.50%, 10/20/2045	9,299,493	9,365,783
3.50%, 11/20/2045	301,019	303,165
3.50%, 3/20/2046	2,539,227	2,555,401
3.50%, 4/20/2046	2,215,887	2,230,001
3.50%, 5/20/2046	2,287,896	2,302,469
3.50%, 10/20/2046	1,377,123	1,385,895
3.50%, 5/20/2047	1,502,939	1,509,428
3.50%, 6/20/2047	908,260	912,182
3.50%, 8/20/2047	1,320,078	1,325,777
3.50%, 9/20/2047	1,431,533	1,437,713
3.50%, 10/20/2047	916,092	920,047
3.50%, 12/20/2047	6,434,241	6,462,020
3.50%, 1/20/2048	8,046,211	8,080,950
3.50%, 2/20/2048	5,705,735	5,730,369
3.50%, 3/20/2048	5,925,410	5,951,171
3.50%, 4/20/2048	5,967,510	5,993,454
3.50%, 6/20/2048	6,225,000	6,252,063
4.00%, 4/15/2040	823,947	850,715
4.00%, 6/15/2040	52,544	54,251
4.00%, 3/20/2044	143,007	147,574
4.00%, 4/20/2044	213,272	220,082
4.00%, 6/20/2044	307,154	316,962
4.00%, 8/20/2044	318,879	329,061
4.00%, 9/20/2044	318,479	328,648
4.00%, 10/20/2044	291,777	301,093
4.00%, 12/20/2044	711,667	734,391
4.00%, 2/20/2045	503,759	519,844
4.00%, 5/15/2045	762,997	786,119
4.00%, 8/20/2045	520,995	537,230
4.00%, 9/20/2045	806,409	831,539
4.00%, 10/20/2045	744,894	768,106
4.00%, 11/20/2045	2,658,845	2,741,699
4.00%, 5/20/2046	173,546	178,292
4.00%, 3/20/2047	1,743,508	1,791,183
4.00%, 4/20/2047	682,864	700,579
4.00%, 6/20/2047	4,869,689	4,996,015
4.00%, 7/20/2047	1,369,257	1,404,778
4.00%, 8/20/2047	2,169,646	2,225,929
4.00%, 9/20/2047	912,540	936,212
4.00%, 2/20/2048	7,609,613	7,807,016
4.50%, 6/15/2039	41,448	43,393
4.50%, 7/15/2039	179,614	188,043
4.50%, 4/15/2040	619,350	650,050
4.50% 6/15/2040	403,399	423,394
4.50%, 3/15/2041	213,785	224,382
4.50%, 6/15/2041	192,995	202,621
4.50%, 9/20/2041	182,561	191,959
4.50%, 12/15/2041	44,847	47,083
Security Description	Principal Amount	Value
4.50%, 1/15/2042	$ 152,175	$ 159,316
4.50%, 10/20/2043	124,804	131,073
4.50%, 4/20/2044	312,634	328,338
4.50%, 11/20/2044	696,354	728,458
4.50%, 12/20/2044	211,729	221,490
4.50%, 8/20/2045	401,447	419,955
4.50%, 9/20/2045	192,849	201,740
4.50%, 10/20/2045	717,218	750,284
4.50%, 4/20/2046	404,417	423,061
4.50%, 9/20/2047	486,278	505,766
4.50%, 11/20/2047	2,323,657	2,416,781
4.50%, 12/20/2047	2,066,949	2,149,785
4.50%, 1/20/2048	1,990,148	2,069,906
5.00%, 12/15/2038	214,879	227,473
5.00% 4/15/2039	439,669	464,971
5.00%, 5/15/2039	64,869	68,602
5.00%, 11/20/2041	1,073,735	1,142,805
5.00%, 5/20/2044	207,164	220,723
5.00%, 11/20/2044	262,898	277,611
5.50%, 6/15/2038	316,134	342,070
5.50%, 7/15/2038	332,661	359,953
5.50%, 2/15/2039	54,334	58,792
5.50%, 5/20/2044	329,969	351,410
6.00%, 1/15/2038	34,308	37,504
6.00%, 4/15/2038	96,231	105,892
6.00%, 6/15/2041	149,713	165,037
TBA, 3.00%, 7/1/2048 (g)	9,100,000	8,900,937
TBA, 4.50%, 7/1/2048 (g)	6,000,000	6,236,719
TBA, 3.50%, 7/1/2048 (g)	23,300,000	23,381,914
TBA, 4.00%, 7/1/2048 (g)	17,375,000	17,805,303
TBA, 5.00%, 7/1/2048 (g)	6,000,000	6,298,125
Tennessee Valley Authority:
2.88%, 9/15/2024 (b)	475,000	471,969
4.63%, 9/15/2060	14,000	16,793
5.25%, 9/15/2039	521,000	656,377
5.88%, 4/1/2036	128,000	167,892
7.13%, 5/1/2030	66,000	90,766
Series A, 2.88%, 2/1/2027	236,000	230,829
Series E, 6.75%, 11/1/2025	115,000	142,336
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $910,649,160)		899,629,888
U.S. TREASURY OBLIGATIONS — 37.7%
Treasury Bonds:
2.25%, 8/15/2046	3,006,000	2,587,655
2.50%, 2/15/2045	3,399,000	3,098,018
2.50%, 2/15/2046	3,681,800	3,346,572
2.50%, 5/15/2046	2,850,000	2,588,940
2.75%, 8/15/2042	5,251,000	5,049,887
2.75%, 11/15/2042	20,982,000	20,166,010
2.75%, 8/15/2047	7,400,000	7,060,932
2.75%, 11/15/2047	14,100,000	13,453,938
2.88%, 5/15/2043	1,900,000	1,865,724
2.88%, 8/15/2045	3,700,000	3,625,334
2.88%, 11/15/2046	2,109,700	2,065,776

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.00%, 11/15/2044	$ 1,464,000	$ 1,469,241
3.00%, 5/15/2045	200,000	200,710
3.00%, 11/15/2045	2,900,000	2,910,063
3.00%, 2/15/2047	6,450,000	6,472,704
3.00%, 5/15/2047	10,200,000	10,230,804
3.00%, 2/15/2048 (b)	13,150,000	13,194,973
3.13%, 11/15/2041	2,518,000	2,585,911
3.13%, 2/15/2042	2,197,000	2,255,836
3.13%, 2/15/2043	1,240,000	1,271,918
3.13%, 8/15/2044	2,078,000	2,132,631
3.13%, 5/15/2048	10,000,000	10,279,401
3.38%, 5/15/2044	2,164,000	2,317,536
3.50%, 2/15/2039	700,000	762,440
3.63%, 8/15/2043	3,950,000	4,399,787
3.63%, 2/15/2044	1,940,000	2,163,119
3.75%, 8/15/2041	150,000	169,739
3.75%, 11/15/2043	3,762,000	4,275,325
3.88%, 8/15/2040	150,000	172,524
4.25%, 11/15/2040	400,000	484,776
4.38%, 2/15/2038	2,235,000	2,723,795
4.38%, 11/15/2039	500,000	613,890
4.38%, 5/15/2040	4,350,000	5,350,979
4.38%, 5/15/2041	1,500,000	1,851,870
4.50%, 2/15/2036	850,000	1,039,431
4.50%, 5/15/2038	5,000,000	6,196,650
4.63%, 2/15/2040	21,470,000	27,242,639
4.75%, 2/15/2037	546,000	691,989
4.75%, 2/15/2041	5,400,000	6,995,862
5.25%, 11/15/2028	700,000	849,443
5.25%, 2/15/2029	250,000	304,457
5.38%, 2/15/2031	1,652,000	2,087,781
5.50%, 8/15/2028	452,000	556,489
6.13%, 11/15/2027	1,086,000	1,377,385
6.25%, 8/15/2023	300,000	350,151
6.50%, 11/15/2026	1,054,000	1,342,364
6.88%, 8/15/2025	50,000	63,099
7.13%, 2/15/2023	800,000	952,056
7.50%, 11/15/2024	6,500,000	8,282,950
7.88%, 2/15/2021	172,000	194,866
8.13%, 8/15/2019	170,000	180,632
8.75%, 5/15/2020	38,000	42,342
8.75%, 8/15/2020	345,000	388,739
Treasury Notes:
0.75%, 7/15/2019	500,000	491,720
0.75%, 8/15/2019	200,000	196,366
0.88%, 7/31/2019	490,000	482,111
1.00%, 9/30/2019	250,000	245,645
1.00%, 10/15/2019	2,100,000	2,061,864
1.00%, 11/15/2019	650,000	637,286
1.00%, 11/30/2019	250,000	244,935
1.13%, 12/31/2019	250,000	245,060
1.13%, 4/30/2020	400,000	390,084
1.13%, 2/28/2021	6,700,000	6,446,874
1.13%, 6/30/2021	400,000	382,768
1.13%, 9/30/2021	999,600	952,459
1.25%, 8/31/2019	3,200,000	3,157,472
1.25%, 1/31/2020	7,750,000	7,602,285
Security Description	Principal Amount	Value
1.25%, 2/29/2020	$ 1,080,000	$ 1,057,914
1.25%, 3/31/2021	4,105,600	3,958,743
1.25%, 10/31/2021	1,950,000	1,863,147
1.38%, 7/31/2019	1,325,000	1,310,663
1.38%, 9/30/2019	5,300,000	5,231,418
1.38%, 1/15/2020	7,850,000	7,718,198
1.38%, 1/31/2020	16,850,000	16,561,360
1.38%, 2/15/2020	9,100,000	8,938,293
1.38%, 2/29/2020	7,590,000	7,450,724
1.38%, 3/31/2020	3,650,000	3,579,300
1.38%, 4/30/2020	1,015,000	994,284
1.38%, 5/31/2020	400,000	391,352
1.38%, 8/31/2020	4,905,000	4,783,944
1.38%, 9/15/2020	5,850,000	5,702,580
1.38%, 1/31/2021	1,000,000	969,530
1.38%, 4/30/2021	3,624,000	3,502,596
1.38%, 5/31/2021	600,000	579,114
1.38%, 6/30/2023	4,000,000	3,746,680
1.38%, 8/31/2023	3,000,000	2,802,450
1.50%, 10/31/2019	1,000,000	987,650
1.50%, 11/30/2019	2,709,000	2,672,591
1.50%, 4/15/2020	2,600,000	2,553,902
1.50%, 5/15/2020	3,100,000	3,042,247
1.50%, 6/15/2020	3,100,000	3,039,333
1.50%, 7/15/2020	11,250,000	11,018,025
1.50%, 1/31/2022	850,000	816,042
1.50%, 2/28/2023	23,770,000	22,504,011
1.50%, 3/31/2023	1,796,000	1,698,657
1.50%, 8/15/2026	2,392,000	2,160,622
1.63%, 7/31/2019	592,000	587,193
1.63%, 8/31/2019	870,600	862,738
1.63%, 12/31/2019	2,700,000	2,666,520
1.63%, 3/15/2020	2,100,000	2,069,067
1.63%, 7/31/2020	250,000	245,315
1.63%, 10/15/2020	9,150,000	8,958,399
1.63%, 11/30/2020	2,000,000	1,955,240
1.63%, 8/15/2022	1,972,000	1,889,137
1.63%, 8/31/2022	9,000,000	8,619,570
1.63%, 11/15/2022	3,964,000	3,787,047
1.63%, 4/30/2023	1,100,000	1,045,187
1.63%, 5/31/2023	884,000	839,331
1.63%, 10/31/2023	4,730,000	4,466,113
1.63%, 2/15/2026	4,450,000	4,083,676
1.63%, 5/15/2026	300,000	274,479
1.75%, 9/30/2019	909,600	902,014
1.75%, 11/30/2019	12,950,000	12,821,018
1.75%, 10/31/2020	1,900,000	1,864,508
1.75%, 11/15/2020	9,825,000	9,638,325
1.75%, 12/31/2020	1,000,000	979,770
1.75%, 3/31/2022	500,000	483,475
1.75%, 5/15/2022	3,432,000	3,313,665
1.75%, 5/31/2022	3,650,000	3,522,688
1.75%, 6/30/2022	8,450,000	8,148,082
1.75%, 9/30/2022	2,470,000	2,375,893
1.75%, 1/31/2023	2,100,000	2,012,514
1.75%, 5/15/2023	3,610,000	3,449,283
1.88%, 12/31/2019	37,100,000	36,771,293

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
1.88%, 12/15/2020	$ 20,400,000	$ 20,058,095
1.88%, 2/28/2022	3,750,000	3,645,788
1.88%, 3/31/2022	2,600,000	2,525,484
1.88%, 4/30/2022	4,850,000	4,706,634
1.88%, 7/31/2022	8,200,000	7,939,076
1.88%, 8/31/2022	2,330,000	2,254,275
1.88%, 9/30/2022	14,900,000	14,405,171
1.88%, 10/31/2022	47,000	45,405
1.88%, 8/31/2024	2,150,000	2,039,791
2.00%, 1/31/2020	23,650,000	23,471,679
2.00%, 7/31/2020	634,000	626,893
2.00%, 9/30/2020	400,000	395,036
2.00%, 11/30/2020	3,300,000	3,254,922
2.00%, 1/15/2021	18,300,000	18,031,906
2.00%, 2/28/2021	518,000	509,966
2.00%, 5/31/2021	300,000	294,825
2.00%, 10/31/2021	2,800,000	2,741,704
2.00%, 11/15/2021	1,103,800	1,080,664
2.00%, 12/31/2021	2,775,000	2,713,534
2.00%, 2/15/2022	780,000	762,021
2.00%, 10/31/2022	34,400,000	33,403,431
2.00%, 11/30/2022	5,045,000	4,897,282
2.00%, 2/15/2023	9,040,000	8,759,037
2.00%, 2/15/2025	456,000	433,788
2.00%, 8/15/2025	200,000	189,500
2.13%, 8/31/2020	994,000	984,984
2.13%, 1/31/2021	650,000	642,285
2.13%, 6/30/2021	1,000,000	985,620
2.13%, 8/15/2021	3,201,600	3,152,359
2.13%, 12/31/2021	809,800	795,264
2.13%, 6/30/2022	500,000	489,235
2.13%, 12/31/2022	3,000,000	2,924,790
2.13%, 11/30/2023	2,000,000	1,936,180
2.13%, 2/29/2024	4,000,000	3,864,480
2.13%, 7/31/2024	2,600,000	2,503,124
2.13%, 9/30/2024	1,550,000	1,490,310
2.13%, 11/30/2024	7,000,000	6,722,240
2.13%, 5/15/2025	4,549,000	4,353,711
2.25%, 2/29/2020	12,400,000	12,349,656
2.25%, 3/31/2020	13,100,000	13,041,181
2.25%, 2/15/2021	7,400,000	7,335,176
2.25%, 3/31/2021	21,483,600	21,279,075
2.25%, 4/30/2021	1,000,000	990,050
2.25%, 7/31/2021	800,000	791,024
2.25%, 12/31/2023	1,854,000	1,805,184
2.25%, 1/31/2024	3,600,000	3,503,016
2.25%, 10/31/2024	10,000,000	9,681,300
2.25%, 11/15/2024	12,344,000	11,946,030
2.25%, 12/31/2024	30,000,000	29,016,900
2.25%, 11/15/2025	1,400,000	1,346,786
2.25%, 2/15/2027	9,176,000	8,759,134
2.25%, 8/15/2027	6,600,000	6,282,606
2.25%, 11/15/2027	19,050,000	18,110,454
2.38%, 4/30/2020	14,250,000	14,213,235
2.38%, 12/31/2020	2,542,000	2,529,087
2.38%, 3/15/2021	12,100,000	12,027,884
2.38%, 4/15/2021	5,300,000	5,266,451
Security Description	Principal Amount	Value
2.38%, 1/31/2023	$ 14,900,000	$ 14,678,884
2.38%, 8/15/2024	2,955,000	2,885,351
2.38%, 5/15/2027	12,600,000	12,135,564
2.50%, 5/31/2020	17,775,000	17,766,646
2.50%, 3/31/2023	7,300,000	7,228,095
2.50%, 8/15/2023	2,308,000	2,281,227
2.50%, 5/15/2024	9,694,000	9,543,258
2.50%, 1/31/2025	15,650,000	15,365,483
2.63%, 8/15/2020	4,374,000	4,380,080
2.63%, 11/15/2020	11,696,000	11,707,345
2.63%, 5/15/2021	4,200,000	4,200,798
2.63%, 2/28/2023	14,050,000	13,994,081
2.63%, 3/31/2025	3,210,000	3,173,791
2.75%, 4/30/2023	17,000,000	17,017,339
2.75%, 5/31/2023	32,550,000	32,592,314
2.75%, 11/15/2023	10,383,000	10,381,443
2.75%, 2/15/2024	4,618,000	4,612,689
2.75%, 2/28/2025	10,000,000	9,965,700
2.88%, 4/30/2025	2,100,000	2,108,526
2.88%, 5/31/2025	10,200,000	10,240,188
2.88%, 5/15/2028	28,100,000	28,161,257
3.13%, 5/15/2021	348,400	353,246
3.38%, 11/15/2019	2,142,600	2,168,461
3.50%, 5/15/2020	1,455,000	1,480,433
3.63%, 8/15/2019	68,200	69,113
3.63%, 2/15/2020	1,499,500	1,526,056
3.63%, 2/15/2021	11,356,000	11,646,259
U.S. Treasury Notes:
1.50%, 8/15/2020	7,125,000	6,970,815
1.88%, 1/31/2022	5,399,600	5,253,379
2.00%, 8/31/2021	1,913,600	1,876,380
2.13%, 9/30/2021	475,000	467,329
2.75%, 2/15/2028	5,050,000	5,006,620
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,143,115,309)		1,127,684,790
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	146,242
California, State General Obligation:
2.80%, 4/1/2021	135,000	134,679
3.38%, 4/1/2025	155,000	154,473
3.50%, 4/1/2028	200,000	199,404
4.50%, 4/1/2033	250,000	260,742
4.60%, 4/1/2038	150,000	157,122
7.30%, 10/1/2039	295,000	417,956
7.35%, 11/1/2039	110,000	156,582
7.50%, 4/1/2034	275,000	386,235
7.55%, 4/1/2039	297,000	437,968
7.63%, 3/1/2040	90,000	132,735
California, State University Series B, 3.90%, 11/1/2047	100,000	100,363
Los Angeles, CA, Department of Water & Power Revenue:

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
6.57%, 7/1/2045	$ 150,000	$ 211,870
6.60%, 7/1/2050	260,000	376,358
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	181,866
Series RY, 6.76%, 7/1/2034	250,000	330,650
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	235,000	326,434
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	162,309
University of California:
Series AD, 4.86%, 5/15/2112	200,000	212,042
Series AQ, 4.77%, 5/15/2115	75,000	77,884
Series AX, 3.06%, 7/1/2025	100,000	97,315
		4,661,229
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	107,289
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	221,268
6.66%, 4/1/2057	99,000	123,894
7.06%, 4/1/2057	300,000	361,737
		706,899
ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	91,085
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	92,829
City of Chicago IL:
Series B, 6.31%, 1/1/2044	100,000	102,017
Series B, 7.38%, 1/1/2033	35,000	38,915
Series B, 7.75%, 1/1/2042	50,000	54,168
Sales Tax Securitization Corp. Series B, 3.82%, 1/1/2048	100,000	95,978
State of Illinois:
4.95%, 6/1/2023	300,000	305,235
5.10%, 6/1/2033	420,000	397,471
7.35%, 7/1/2035	500,000	558,305
		1,736,003
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series H, 4.93%, 4/15/2045	50,000	54,792
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	111,736
5.46%, 12/1/2039	50,000	59,896
Security Description	Principal Amount	Value
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	$ 50,000	$ 63,026
		234,658
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	116,729
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	190,000	179,554
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority:
Series A, 7.43%, 2/15/2029 (h)	275,000	334,793
Series B, 0.01%, 2/15/2020 (h)	120,000	113,909
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	105,077
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	325,000	457,418
Rutgers, State University of New Jersey 5.67%, 5/1/2040	205,000	244,014
		1,255,211
NEW YORK — 0.0% (a)
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	273,095
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	118,407
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	101,697
Series A2, 5.21%, 10/1/2031	100,000	114,027
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	199,963
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	125,064
Port Authority of New York & New Jersey:
4.93%, 10/1/2051	50,000	58,631
Series 192, 4.81%, 10/15/2065	150,000	168,813
Series 20, 4.23%, 10/15/2057	125,000	129,934
		1,289,631

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
OHIO — 0.0% (a)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	$ 100,000	$ 114,606
Ohio, American Municipal Power, Inc. Revenue 8.08%, 2/15/2050	200,000	323,832
		438,438
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	114,369
PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	92,246
State Public School Building Authority 5.00%, 9/15/2027	95,000	103,165
		195,411
SOUTH CAROLINA — 0.0% (a)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	93,175
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue 4.05%, 7/1/2026	10,000	10,289
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	695,709
6.29%, 3/1/2032	100,000	115,077
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	218,429
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	70,984
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	98,237
Texas, State General Obligation 5.52%, 4/1/2039	100,000	126,315
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	125,541
University of Texas System Series A, 3.35%, 8/15/2047	100,000	91,945
		1,542,237
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	238,094
Security Description	Principal Amount	Value
WISCONSIN — 0.0% (a)
State of Wisconsin Series C, 3.15%, 5/1/2027	$ 160,000	$ 156,413
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,801,104)		13,130,421
MORTGAGE-BACKED SECURITIES — 1.1%
Bank Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	430,000	423,209
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	288,786
BENCHMARK Mortgage Trust Series 2018-B2, Class A5, 3.88%, 2/15/2051	695,000	701,825
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	249,323
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	353,628
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	493,438
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	494,607
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,210,298
Series 2015-P1, Class A2, 3.04%, 9/15/2048	1,021,250	1,019,764
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	489,839
COMM Mortgage Trust:
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	495,304	485,452
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,520,978
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	520,000	520,832
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	507,566
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	455,000	450,287
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	634,540
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,034,283
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	511,802
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	484,512
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	489,687

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	$ 1,600,000	$ 1,577,144
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	977,130
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	488,872
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	485,985
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	194,129	194,274
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	494,872
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	1,042,637
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	500,000	499,784
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,520,500
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	487,122
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, 3.96%, 8/15/2046	500,000	511,542
Series 2015-C21, Class A2, 2.93%, 3/15/2048	350,000	349,347
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	494,798
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	994,716
Series 2016-C29, Class A2, 2.79%, 5/15/2049	450,000	445,114
Series 2013-C10, Class A3, VRN, 4.10%, 7/15/2046 (d)	487,512	500,199
Morgan Stanley Capital I 2017-HR2 Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	739,155
Morgan Stanley Capital I Trust Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	500,000	495,421
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	319,191
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	494,536
Series 2018-C10, Class A4, 4.31%, 5/15/2051	500,000	518,451
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	303,699
Security Description	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	$ 400,000	$ 396,174
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	504,986
Series 2015-C26, Class A2, 2.66%, 2/15/2048	800,000	795,214
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	543,000	547,001
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,346,774
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	293,373
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	486,847
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	514,960
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/2044	320,000	323,765
Series 2012-C9, Class A3, 2.87%, 11/15/2045	198,875	195,221
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	334,716	333,592
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	656,156
Series 2014-C20, Class A3, 3.64%, 5/15/2047	500,000	503,417
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (d)	500,000	522,050
TOTAL MORTGAGE-BACKED SECURITIES (Cost $34,503,322)		33,718,675

	Shares
SHORT-TERM INVESTMENTS — 9.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (i) (j)	257,454,873	257,454,873
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	23,059,826	23,059,826
TOTAL SHORT-TERM INVESTMENTS (Cost $280,514,699)		280,514,699
TOTAL INVESTMENTS — 108.5% (Cost $3,299,128,586)		3,249,135,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(255,125,150)
NET ASSETS — 100.0%		$ 2,994,009,943

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2018.
(k)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
IO	= Interest Only
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust
VRN	= Variable Rate Note

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 1,321,599	$—	$ 1,321,599
Aerospace & Defense	—	12,888,837	—	12,888,837
Agriculture	—	9,052,332	—	9,052,332
Airlines	—	2,853,230	—	2,853,230
Apparel	—	614,607	—	614,607
Auto Manufacturers	—	15,724,943	—	15,724,943
Auto Parts & Equipment	—	394,765	—	394,765
Banks	—	166,284,990	—	166,284,990
Beverages	—	21,294,252	—	21,294,252
Biotechnology	—	11,925,645	—	11,925,645
Building Materials	—	2,848,262	—	2,848,262
Chemicals	—	10,353,008	—	10,353,008
Commercial Services	—	4,852,913	—	4,852,913
Computers	—	20,663,115	—	20,663,115
Cosmetics/Personal Care	—	3,629,048	—	3,629,048
Distribution & Wholesale	—	368,301	—	368,301
Diversified Financial Services	—	24,620,379	—	24,620,379
Electric	—	52,299,100	—	52,299,100
Electrical Components & Equipment	—	327,334	—	327,334
Electronics	—	6,526,820	—	6,526,820
Engineering & Construction	—	368,004	—	368,004
Environmental Control	—	1,468,448	—	1,468,448
Food	—	13,093,463	—	13,093,463
Forest Products & Paper	—	1,753,437	—	1,753,437
Gas	—	3,297,851	—	3,297,851
Hand & Machine Tools	—	338,607	—	338,607
Health Care Products	—	12,997,049	—	12,997,049

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Health Care Services	$ —	$ 14,150,376	$—	$ 14,150,376
Home Builders	—	256,661	—	256,661
Home Furnishings	—	1,016,199	—	1,016,199
Household Products & Wares	—	1,112,274	—	1,112,274
Housewares	—	1,394,345	—	1,394,345
Insurance	—	25,103,707	—	25,103,707
Internet	—	9,474,739	—	9,474,739
Investment Company Security	—	1,006,019	—	1,006,019
Iron/Steel	—	2,546,017	—	2,546,017
Leisure Time	—	862,171	—	862,171
Lodging	—	777,192	—	777,192
Machinery, Construction & Mining	—	2,708,240	—	2,708,240
Machinery-Diversified	—	4,305,784	—	4,305,784
Media	—	26,647,242	—	26,647,242
Metal Fabricate & Hardware	—	257,751	—	257,751
Mining	—	5,835,301	—	5,835,301
Miscellaneous Manufacturer	—	9,043,357	—	9,043,357
Office & Business Equipment	—	393,202	—	393,202
Oil & Gas	—	51,373,240	—	51,373,240
Oil & Gas Services	—	4,059,174	—	4,059,174
Packaging & Containers	—	1,446,707	—	1,446,707
Pharmaceuticals	—	40,345,514	—	40,345,514
Pipelines	—	29,064,296	—	29,064,296
Real Estate	—	281,091	—	281,091
Real Estate Investment Trusts	—	25,832,754	—	25,832,754
Retail	—	22,649,348	—	22,649,348
Semiconductors	—	10,617,414	—	10,617,414
Shipbuilding	—	149,373	—	149,373
Software	—	20,479,220	—	20,479,220
Telecommunications	—	36,141,875	—	36,141,875
Textiles	—	230,085	—	230,085
Toys/Games/Hobbies	—	296,438	—	296,438
Transportation	—	14,391,798	—	14,391,798
Trucking & Leasing	—	238,112	—	238,112
Water	—	899,902	—	899,902
Asset-Backed Securities
Automobile	—	7,252,055	—	7,252,055
Credit Card	—	8,379,390	—	8,379,390
Foreign Government Obligations	—	111,277,918	—	111,277,918
U.S. Government Agency Obligations	—	899,629,888	—	899,629,888
U.S. Treasury Obligations	—	1,127,684,790	—	1,127,684,790
Municipal Bonds & Notes	—	13,130,421	—	13,130,421
Mortgage-Backed Securities	—	33,718,675	—	33,718,675
Short-Term Investments	280,514,699	—	—	280,514,699
TOTAL INVESTMENTS	$280,514,699	$2,968,620,394	$—	$3,249,135,093

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,219,074	$13,219,074	$ 735,045,281	$ 490,809,482	$—	$—	257,454,873	$257,454,873	$2,077,591	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,700,520	2,700,520	546,916,860	526,557,554	—	—	23,059,826	23,059,826	88,572	—
Total		$15,919,594	$1,281,962,141	$1,017,367,036	$—	$—		$280,514,699	$2,166,163	$—
240	ARSPAB

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$ 529,000	$ 524,049
4.20%, 4/15/2024	404,000	406,517
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,316,000	1,258,346
3.63%, 5/1/2022	1,078,000	1,072,534
3.65%, 11/1/2024	868,000	843,297
4.45%, 8/15/2020	880,000	901,067
6.25%, 7/15/2019	291,000	300,359
WPP Finance 2010:
3.63%, 9/7/2022	739,000	720,318
3.75%, 9/19/2024	959,500	928,546
4.75%, 11/21/2021	764,000	785,682
		7,740,715
AEROSPACE & DEFENSE — 1.6%
Boeing Capital Corp. 4.70%, 10/27/2019	50,000	51,251
Boeing Co.:
1.65%, 10/30/2020	444,000	431,532
1.88%, 6/15/2023	450,000	421,664
2.13%, 3/1/2022	272,000	263,500
2.25%, 6/15/2026	283,000	257,536
2.35%, 10/30/2021	260,000	255,588
2.60%, 10/30/2025	250,000	235,470
2.80%, 3/1/2023	805,000	788,055
2.80%, 3/1/2027	587,000	553,271
2.85%, 10/30/2024	522,000	504,456
3.25%, 3/1/2028	725,000	707,288
4.88%, 2/15/2020	405,000	418,021
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	2,262,000	2,291,677
5.40%, 2/1/2027 (a)	540,000	558,322
Embraer SA 5.15%, 6/15/2022	20,000	20,656
General Dynamics Corp.:
1.88%, 8/15/2023	670,000	622,631
2.13%, 8/15/2026	959,000	860,750
2.25%, 11/15/2022	1,409,000	1,349,540
2.38%, 11/15/2024	662,000	621,181
2.88%, 5/11/2020	1,250,000	1,248,750
3.00%, 5/11/2021	775,000	772,411
3.38%, 5/15/2023	875,000	876,820
3.50%, 5/15/2025	1,000,000	999,750
3.75%, 5/15/2028	1,075,000	1,085,621
3.88%, 7/15/2021	2,000	2,046
Harris Corp.:
2.70%, 4/27/2020	435,000	430,994
3.83%, 4/27/2025	423,000	414,988
4.40%, 6/15/2028	1,129,000	1,137,863
L3 Technologies, Inc.:
3.85%, 6/15/2023	1,075,000	1,072,850
Security Description	Principal Amount	Value
3.85%, 12/15/2026	$ 952,000	$ 917,966
3.95%, 5/28/2024	283,000	279,811
4.40%, 6/15/2028	875,000	870,931
4.95%, 2/15/2021	561,000	577,140
Lockheed Martin Corp.:
2.50%, 11/23/2020	1,459,000	1,440,121
2.90%, 3/1/2025	429,000	408,151
3.10%, 1/15/2023	457,000	450,424
3.35%, 9/15/2021	592,000	595,836
3.55%, 1/15/2026	2,340,000	2,302,794
4.25%, 11/15/2019	1,376,000	1,401,882
Northrop Grumman Corp.:
2.08%, 10/15/2020	915,000	894,184
2.55%, 10/15/2022	881,000	849,346
2.93%, 1/15/2025	2,334,000	2,215,666
3.20%, 2/1/2027	1,227,000	1,156,767
3.25%, 8/1/2023	986,000	975,943
3.25%, 1/15/2028	1,228,000	1,156,051
3.50%, 3/15/2021	438,000	442,371
5.05%, 8/1/2019	452,000	462,387
Raytheon Co.:
2.50%, 12/15/2022	770,000	747,270
3.13%, 10/15/2020	976,000	980,226
3.15%, 12/15/2024	749,000	740,873
4.40%, 2/15/2020	125,000	127,812
7.20%, 8/15/2027	155,000	195,298
Rockwell Collins, Inc.:
1.95%, 7/15/2019	319,000	315,434
2.80%, 3/15/2022	971,000	946,803
3.20%, 3/15/2024	583,000	561,942
3.50%, 3/15/2027	832,000	792,081
3.70%, 12/15/2023	542,000	540,867
5.25%, 7/15/2019	117,000	119,511
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	385,000	371,290
3.95%, 6/15/2023	800,000	803,920
4.60%, 6/15/2028	750,000	755,040
United Technologies Corp.:
1.50%, 11/1/2019	631,000	620,317
1.90%, 5/4/2020	1,085,000	1,063,799
1.95%, 11/1/2021	686,000	656,653
2.30%, 5/4/2022	562,000	538,733
2.65%, 11/1/2026	705,000	635,959
2.80%, 5/4/2024	987,000	936,702
3.10%, 6/1/2022	1,877,000	1,853,688
3.13%, 5/4/2027 (a)	1,177,000	1,095,293
4.50%, 4/15/2020	1,133,000	1,162,719
		53,214,483
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 1/14/2020	937,000	931,284
2.63%, 9/16/2026 (a)	785,000	715,551
2.85%, 8/9/2022	1,514,000	1,480,646
2.95%, 5/2/2023	250,000	243,020
4.00%, 1/31/2024 (a)	1,204,000	1,219,110
4.75%, 5/5/2021	1,268,000	1,316,755
9.25%, 8/6/2019	981,000	1,046,825

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	$ 1,027,000	$ 944,696
4.48%, 3/1/2021	186,000	192,324
BAT Capital Corp.:
2.30%, 8/14/2020 (b)	2,219,000	2,170,848
2.76%, 8/15/2022 (a) (b)	1,907,000	1,828,470
3.22%, 8/15/2024 (b)	2,471,000	2,341,371
3.56%, 8/15/2027 (b)	2,567,000	2,390,467
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	538,000	516,875
3.25%, 8/15/2026	793,000	723,049
3.50%, 11/24/2020	637,000	637,561
3.75%, 9/25/2027	532,000	500,452
Philip Morris International, Inc.:
1.88%, 11/1/2019	953,000	940,563
1.88%, 2/25/2021	692,000	670,091
2.00%, 2/21/2020	921,000	906,467
2.13%, 5/10/2023	359,000	336,541
2.38%, 8/17/2022	668,000	639,423
2.50%, 8/22/2022	774,000	745,610
2.50%, 11/2/2022	993,000	952,635
2.63%, 2/18/2022	497,000	484,486
2.63%, 3/6/2023	274,000	262,925
2.75%, 2/25/2026 (a)	700,000	650,482
2.90%, 11/15/2021	821,000	809,145
3.13%, 8/17/2027	450,000	426,042
3.13%, 3/2/2028	25,000	23,671
3.25%, 11/10/2024	783,000	760,105
3.38%, 8/11/2025	1,043,000	1,014,630
3.60%, 11/15/2023	383,000	381,372
4.13%, 5/17/2021	487,000	498,220
4.50%, 3/26/2020	1,107,000	1,133,513
Reynolds American, Inc.:
3.25%, 6/12/2020	1,269,000	1,266,157
4.00%, 6/12/2022	1,199,000	1,206,686
4.45%, 6/12/2025	2,731,000	2,747,113
4.85%, 9/15/2023	580,000	603,676
6.88%, 5/1/2020	630,000	668,714
		37,327,571
AIRLINES — 0.4%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 1/15/2027	445,759	442,531
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	1,325,286	1,362,328
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	160,801	157,104
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	29,867	28,664
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	120,657	117,485
Security Description	Principal Amount	Value
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	$ 418,595	$ 392,010
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	472,812	460,689
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	737,000	704,786
Continental Airlines 2007-1 Pass Through Trust, Class A Series 071A, 5.98%, 10/19/2023	231,447	245,149
Continental Airlines 2009-2 Pass Through Trust, Class A Series A, 7.25%, 5/10/2021	183,992	192,823
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	95,746	96,005
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	920,885	916,925
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	138,490	151,302
Delta Air Lines, Inc.:
2.60%, 12/4/2020	997,000	975,734
2.88%, 3/13/2020	968,000	962,531
3.40%, 4/19/2021	225,000	224,053
3.63%, 3/15/2022	1,100,000	1,087,306
3.80%, 4/19/2023	575,000	568,462
4.38%, 4/19/2028	500,000	482,750
Latam Airlines 2015-1 Pass Through Trust A 4.20%, 8/15/2029	27,833	26,498
Southwest Airlines Co.:
2.65%, 11/5/2020	355,000	350,399
2.75%, 11/6/2019	226,000	225,143
2.75%, 11/16/2022	95,000	92,233
3.00%, 11/15/2026	404,000	372,609
3.45%, 11/16/2027	550,000	520,195
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	129,903	131,578
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	324,833	323,927
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	312,912	307,364
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	34,325	33,158
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	604,618	579,865

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	$ 127,168	$ 126,445
		12,658,051
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	638,000	610,292
2.38%, 11/1/2026	869,000	790,842
Ralph Lauren Corp. 2.63%, 8/18/2020	537,000	532,145
VF Corp. 3.50%, 9/1/2021	517,000	522,687
		2,455,966
AUTO MANUFACTURERS — 2.6%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	297,000	292,833
Series GMTN, 1.70%, 9/9/2021	1,375,000	1,316,659
Series GMTN, 2.30%, 9/9/2026	871,000	790,006
Series GMTN, 2.65%, 2/12/2021	1,200,000	1,187,688
Series GMTN, 3.50%, 2/15/2028	850,000	833,501
Series MTN, 1.65%, 7/12/2021	809,000	773,364
Series MTN, 1.95%, 7/20/2020	873,000	854,100
Series MTN, 2.00%, 11/13/2019	535,000	528,885
Series MTN, 2.00%, 2/14/2020	452,000	445,184
Series MTN, 2.45%, 9/24/2020	912,000	900,007
Series MTN, 2.60%, 11/16/2022	304,000	296,184
Series MTN, 2.90%, 2/16/2024	1,038,000	1,005,210
Ford Motor Co. 4.35%, 12/8/2026 (a)	1,452,000	1,421,392
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	769,000	748,898
2.43%, 6/12/2020	847,000	830,594
2.46%, 3/27/2020	872,000	858,362
2.60%, 11/4/2019	990,000	981,070
2.68%, 1/9/2020	895,000	886,730
2.98%, 8/3/2022 (a)	760,000	730,808
3.10%, 5/4/2023	4,351,000	4,148,069
3.16%, 8/4/2020	1,381,000	1,372,493
3.20%, 1/15/2021	1,009,000	997,618
3.22%, 1/9/2022	944,000	923,175
3.34%, 3/18/2021	1,705,000	1,688,973
3.34%, 3/28/2022	683,000	668,186
3.66%, 9/8/2024	1,133,000	1,084,791
3.81%, 1/9/2024	1,009,000	981,111
3.82%, 11/2/2027 (a)	1,471,000	1,362,293
Security Description	Principal Amount	Value
4.13%, 8/4/2025	$ 1,370,000	$ 1,334,161
4.25%, 9/20/2022	1,140,000	1,148,504
4.38%, 8/6/2023	1,019,000	1,025,532
5.75%, 2/1/2021	1,229,000	1,290,966
5.88%, 8/2/2021	1,565,000	1,658,806
8.13%, 1/15/2020	1,307,000	1,399,300
Series GMTN, 4.39%, 1/8/2026	1,253,000	1,231,699
General Motors Co.:
4.00%, 4/1/2025	133,000	129,481
4.20%, 10/1/2027	456,000	436,912
4.88%, 10/2/2023	343,000	352,432
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	571,000	566,181
2.45%, 11/6/2020	1,110,000	1,084,348
2.65%, 4/13/2020	928,000	916,864
3.15%, 1/15/2020	826,000	824,934
3.15%, 6/30/2022	1,369,000	1,324,443
3.20%, 7/13/2020	1,485,000	1,476,936
3.20%, 7/6/2021	1,671,000	1,646,904
3.25%, 1/5/2023	600,000	580,434
3.45%, 1/14/2022	918,000	905,818
3.45%, 4/10/2022	1,845,000	1,816,956
3.50%, 11/7/2024	808,000	769,062
3.55%, 4/9/2021	1,160,000	1,156,984
3.70%, 11/24/2020	904,000	907,950
3.70%, 5/9/2023	847,000	831,839
3.85%, 1/5/2028	317,000	294,623
3.95%, 4/13/2024	1,380,000	1,351,296
4.00%, 1/15/2025	1,132,000	1,102,081
4.00%, 10/6/2026	718,000	683,457
4.15%, 6/19/2023 (a)	3,750,000	3,751,650
4.20%, 3/1/2021	1,147,000	1,163,589
4.25%, 5/15/2023	451,000	453,020
4.30%, 7/13/2025	1,040,000	1,022,934
4.35%, 4/9/2025	695,000	687,105
4.35%, 1/17/2027	904,000	876,790
4.38%, 9/25/2021	1,380,000	1,406,745
5.25%, 3/1/2026	1,266,000	1,309,158
PACCAR Financial Corp.:
Series MTN, 1.95%, 2/27/2020	578,000	569,573
Series MTN, 2.05%, 11/13/2020	696,000	680,744
Series MTN, 2.30%, 8/10/2022	555,000	536,041
Series MTN, 2.80%, 3/1/2021	900,000	893,592
Series MTN, 3.10%, 5/10/2021	760,000	761,497
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	922,000	906,326
Series GMTN, 1.90%, 4/8/2021	946,000	916,892
Series GMTN, 2.20%, 1/10/2020	607,000	601,282
Series GMTN, 2.70%, 1/11/2023 (a)	742,000	721,921

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series GMTN, 2.80%, 7/13/2022	$ 843,000	$ 828,551
Series GMTN, 3.05%, 1/11/2028	642,000	609,168
Series MTN, 1.55%, 10/18/2019	719,000	708,143
Series MTN, 2.15%, 9/8/2022	541,000	516,531
Series MTN, 2.25%, 10/18/2023	396,000	372,862
Series MTN, 2.60%, 1/11/2022	1,015,000	993,766
Series MTN, 2.63%, 1/10/2023	380,000	368,228
Series MTN, 2.75%, 5/17/2021	782,000	774,094
Series MTN, 2.90%, 4/17/2024	1,141,000	1,105,241
Series MTN, 2.95%, 4/13/2021	1,050,000	1,045,968
Series MTN, 3.20%, 1/11/2027	593,000	572,891
Series MTN, 3.30%, 1/12/2022	1,396,000	1,400,202
Series MTN, 3.40%, 9/15/2021	718,000	723,931
Series MTN, 3.40%, 4/14/2025	425,000	420,249
Series MTN, 4.25%, 1/11/2021	430,000	442,461
Series MTN, 4.50%, 6/17/2020	740,000	761,031
		86,059,263
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.15%, 11/19/2020	200,000	198,838
4.25%, 1/15/2026	1,216,000	1,213,957
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	400,000	388,504
Delphi Corp. 4.15%, 3/15/2024	291,000	291,239
Harman International Industries, Inc. 4.15%, 5/15/2025	389,000	388,280
Lear Corp.:
3.80%, 9/15/2027	780,000	731,936
5.25%, 1/15/2025	1,059,000	1,088,142
5.38%, 3/15/2024	25,000	25,827
Magna International, Inc.:
3.63%, 6/15/2024	325,000	323,905
4.15%, 10/1/2025	175,000	177,804
		4,828,432
BANKS — 28.1%
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	991,000	979,881
2.55%, 11/23/2021	700,000	679,882
Security Description	Principal Amount	Value
2.63%, 5/19/2022	$ 267,000	$ 258,464
3.30%, 5/17/2021	1,000,000	998,550
Series MTN, 2.13%, 8/19/2020	400,000	390,800
Series MTN, 2.25%, 11/9/2020	1,387,000	1,354,419
Series MTN, 2.30%, 6/1/2021	1,713,000	1,664,591
Series MTN, 2.63%, 11/9/2022	980,000	942,672
Series MTN, 2.70%, 11/16/2020	942,000	930,103
Series MTN, 3.70%, 11/16/2025	707,000	704,547
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	687,000	681,051
Banco Santander SA:
3.13%, 2/23/2023	920,000	872,629
3.50%, 4/11/2022	717,000	699,333
3.80%, 2/23/2028	3,000	2,740
3.85%, 4/12/2023	1,200,000	1,171,896
4.25%, 4/11/2027	1,973,000	1,878,355
4.38%, 4/12/2028	1,000,000	954,490
5.18%, 11/19/2025	1,325,000	1,331,744
Bancolombia SA 5.95%, 6/3/2021 (a)	573,000	603,684
Bank of America Corp.:
4.10%, 7/24/2023 (a)	1,053,000	1,070,143
5.70%, 1/24/2022	672,000	723,744
6.22%, 9/15/2026	59,000	65,934
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	3,019,000	2,967,526
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	2,900,000	2,868,042
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	5,599,000	5,431,534
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	3,250,000	3,124,940
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	2,563,000	2,492,415
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	4,575,000	4,311,846
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,466,000	2,380,923
Series GMTN, 2.63%, 4/19/2021	2,240,000	2,200,262
Series GMTN, 3.30%, 1/11/2023	3,701,000	3,645,670
Series GMTN, 3.50%, 4/19/2026	2,482,000	2,400,243

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	$ 2,105,000	$ 2,062,816
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	1,605,000	1,552,484
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	1,689,000	1,613,029
Series L, 2.25%, 4/21/2020	1,753,000	1,728,528
Series L, 3.95%, 4/21/2025	2,156,000	2,111,306
Series L, 4.18%, 11/25/2027	1,515,000	1,475,580
Series MTN, 2.15%, 11/9/2020	306,000	298,833
Series MTN, 2.50%, 10/21/2022	1,646,000	1,576,638
Series MTN, 2.63%, 10/19/2020	1,781,000	1,758,453
Series MTN, 3.25%, 10/21/2027	1,319,000	1,229,018
Series MTN, 3.88%, 8/1/2025	2,133,000	2,122,314
Series MTN, 4.00%, 4/1/2024	2,007,000	2,025,123
Series MTN, 4.00%, 1/22/2025	1,589,000	1,574,477
Series MTN, 4.13%, 1/22/2024	2,589,000	2,630,476
Series MTN, 4.20%, 8/26/2024	2,582,000	2,594,729
Series MTN, 4.25%, 10/22/2026	1,634,000	1,613,215
Series MTN, 4.45%, 3/3/2026	6,128,000	6,135,966
Series MTN, 5.00%, 5/13/2021	507,000	529,485
Series MTN, 5.63%, 7/1/2020	57,000	59,647
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	1,614,000	1,576,313
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	2,800,000	2,801,092
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	3,200,000	3,150,176
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	1,701,000	1,622,176
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	1,292,000	1,270,256
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	1,788,000	1,744,981
Bank of Montreal:
3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (c)	1,599,000	1,479,907
Series D, 3.10%, 4/13/2021	1,350,000	1,344,479
Series MTN, 1.50%, 7/18/2019	215,000	212,039
Security Description	Principal Amount	Value
Series MTN, 1.75%, 9/11/2019	$ 1,045,000	$ 1,031,060
Series MTN, 1.90%, 8/27/2021	1,650,000	1,580,799
Series MTN, 2.10%, 12/12/2019	563,000	556,323
Series MTN, 2.10%, 6/15/2020	969,000	950,560
Series MTN, 2.35%, 9/11/2022	781,000	747,331
Series MTN, 2.55%, 11/6/2022	1,166,000	1,125,003
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	451,000	446,066
3.55%, 9/23/2021	1,131,000	1,142,627
Series 0012, 3.65%, 2/4/2024 (a)	703,000	706,192
Series G, 2.15%, 2/24/2020	935,000	923,771
Series G, 3.00%, 2/24/2025	812,000	782,646
Series MTN, 2.05%, 5/3/2021	936,000	906,834
Series MTN, 2.20%, 8/16/2023	805,000	755,460
Series MTN, 2.45%, 11/27/2020	794,000	780,828
Series MTN, 2.45%, 8/17/2026	771,000	705,295
Series MTN, 2.50%, 4/15/2021	987,000	968,948
Series MTN, 2.60%, 8/17/2020	843,000	834,756
Series MTN, 2.60%, 2/7/2022	1,049,000	1,025,953
Series MTN, 2.80%, 5/4/2026	1,140,000	1,077,779
Series MTN, 2.95%, 1/29/2023	942,000	921,031
Series MTN, 3.25%, 9/11/2024	301,000	294,962
Series MTN, 3.25%, 5/16/2027	962,000	927,589
Series MTN, 3.40%, 1/29/2028	723,000	704,455
Series MTN, 3.50%, 4/28/2023	642,000	642,520
Series MTN, 3.85%, 4/28/2028	900,000	910,539
Series MTN, 3.95%, 11/18/2025	300,000	304,602
Series MTN, 4.15%, 2/1/2021	250,000	256,070
Series MTN, 4.60%, 1/15/2020	204,000	208,912
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,161,000	1,126,437
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	854,000	834,153
Bank of Nova Scotia:
2.35%, 10/21/2020	1,579,000	1,549,299
2.70%, 3/7/2022 (a)	1,507,000	1,472,339

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
2.80%, 7/21/2021	$ 944,000	$ 930,293
4.38%, 1/13/2021	235,000	241,707
4.50%, 12/16/2025	618,000	616,109
Series BKNT, 2.15%, 7/14/2020	1,141,000	1,118,112
Series BKNT, 2.45%, 3/22/2021	1,312,000	1,283,018
Series BKNT, 2.45%, 9/19/2022	692,000	665,316
Series BKNT, 2.50%, 1/8/2021	1,057,000	1,037,794
Series BKNT, 3.13%, 4/20/2021	1,500,000	1,492,575
Bank One Corp.:
7.63%, 10/15/2026	604,000	738,740
8.00%, 4/29/2027	457,000	574,924
Barclays Bank PLC:
5.14%, 10/14/2020	2,531,000	2,591,997
Series BKNT, 3.75%, 5/15/2024	22,000	21,792
Series BKNT, 5.13%, 1/8/2020	597,000	612,952
Barclays PLC:
2.65%, 1/11/2021	2,212,000	2,162,097
2.75%, 11/8/2019	1,504,000	1,493,803
2.88%, 6/8/2020 (a)	1,034,000	1,022,295
3.20%, 8/10/2021	1,217,000	1,192,611
3.25%, 1/12/2021	1,482,000	1,462,260
3.65%, 3/16/2025	1,977,000	1,854,248
3.68%, 1/10/2023	683,000	664,074
4.34%, 1/10/2028	173,000	163,937
4.38%, 1/12/2026	2,582,000	2,511,950
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	3,300,000	3,259,113
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	2,250,000	2,228,738
BB&T Corp.:
5.25%, 11/1/2019	205,000	210,726
Series MTN, 2.05%, 5/10/2021	543,000	524,402
Series MTN, 2.15%, 2/1/2021	399,000	388,997
Series MTN, 2.45%, 1/15/2020	1,086,000	1,075,618
Series MTN, 2.63%, 6/29/2020	1,142,000	1,130,066
Series MTN, 2.75%, 4/1/2022	753,000	736,170
Series MTN, 2.85%, 10/26/2024	744,000	706,026
Series MTN, 3.20%, 9/3/2021	1,400,000	1,397,298
Series MTN, 3.70%, 6/5/2025	2,250,000	2,241,675
Series MTN, 3.95%, 3/22/2022	405,000	411,913
BNP Paribas SA:
2.38%, 5/21/2020	934,000	920,149
Series BKNT, 5.00%, 1/15/2021	1,759,000	1,827,918
Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/15/2024	$ 751,000	$ 740,501
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	1,386,000	1,369,063
BPCE SA:
4.00%, 4/15/2024	1,114,000	1,117,943
Series BKNT, 2.65%, 2/3/2021	794,000	778,247
Series MTN, 2.25%, 1/27/2020	844,000	831,256
Series MTN, 2.75%, 12/2/2021	1,605,000	1,560,140
Series MTN, 3.38%, 12/2/2026	1,057,000	992,100
Branch Banking & Trust Co.:
2.10%, 1/15/2020	894,000	880,822
2.63%, 1/15/2022 (a)	884,000	862,386
3.63%, 9/16/2025	989,000	973,938
3.80%, 10/30/2026	754,000	749,363
Series BKNT, 2.25%, 6/1/2020	966,000	949,694
Series BKNT, 2.85%, 4/1/2021	408,000	403,740
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	474,000	466,847
2.55%, 6/16/2022	622,000	601,480
2.70%, 2/2/2021	1,130,000	1,112,440
Series BKNT, 2.10%, 10/5/2020	1,229,000	1,198,496
Capital One Financial Corp.:
2.40%, 10/30/2020	1,024,000	1,000,806
2.50%, 5/12/2020	1,343,000	1,322,815
3.05%, 3/9/2022	653,000	639,986
3.20%, 1/30/2023	1,771,000	1,718,649
3.20%, 2/5/2025	531,000	498,641
3.30%, 10/30/2024	1,493,000	1,424,158
3.45%, 4/30/2021	600,000	598,644
3.50%, 6/15/2023	608,000	595,609
3.75%, 4/24/2024	1,339,000	1,314,162
3.75%, 7/28/2026	921,000	856,576
3.75%, 3/9/2027	959,000	908,202
3.80%, 1/31/2028	1,300,000	1,227,577
4.20%, 10/29/2025 (a)	1,505,000	1,462,785
4.25%, 4/30/2025	500,000	497,785
4.75%, 7/15/2021	822,000	849,907
Capital One NA:
2.25%, 9/13/2021	1,069,000	1,026,272
2.35%, 1/31/2020	1,495,000	1,473,607
2.40%, 9/5/2019	1,123,000	1,113,331
Series BKNT, 1.85%, 9/13/2019	1,274,000	1,255,463
Series BKNT, 2.65%, 8/8/2022	1,018,000	977,046
Series BKNT, 2.95%, 7/23/2021	975,000	957,840

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Citibank NA:
1.85%, 9/18/2019	$ 1,266,000	$ 1,249,314
Series BKNT, 2.10%, 6/12/2020	1,631,000	1,597,157
Series BKNT, 2.13%, 10/20/2020	2,035,000	1,981,622
Series BKNT, 2.85%, 2/12/2021	1,935,000	1,913,270
Series BKNT, 3.05%, 5/1/2020	2,800,000	2,798,124
Citigroup, Inc.:
2.35%, 8/2/2021	1,896,000	1,832,010
2.40%, 2/18/2020	1,566,000	1,546,472
2.45%, 1/10/2020	852,000	842,560
2.65%, 10/26/2020	3,119,000	3,070,500
2.70%, 3/30/2021	1,188,000	1,164,846
2.70%, 10/27/2022	1,997,000	1,917,979
2.75%, 4/25/2022	1,936,000	1,873,467
2.90%, 12/8/2021	1,504,000	1,473,153
3.20%, 10/21/2026	7,602,000	7,067,047
3.30%, 4/27/2025	1,560,000	1,495,229
3.38%, 3/1/2023	262,000	258,036
3.40%, 5/1/2026	1,472,000	1,395,971
3.50%, 5/15/2023	1,281,000	1,254,829
3.70%, 1/12/2026	1,843,000	1,785,720
3.75%, 6/16/2024	1,196,000	1,186,587
3.88%, 10/25/2023	728,000	729,958
3.88%, 3/26/2025	662,000	642,054
4.00%, 8/5/2024	1,725,000	1,699,729
4.05%, 7/30/2022	954,000	960,649
4.30%, 11/20/2026	884,000	865,056
4.40%, 6/10/2025	4,775,000	4,756,998
4.45%, 9/29/2027	3,428,000	3,368,901
4.50%, 1/14/2022	2,269,000	2,336,934
4.60%, 3/9/2026	1,458,000	1,457,286
5.38%, 8/9/2020	1,009,000	1,051,378
5.50%, 9/13/2025	1,009,000	1,071,316
6.63%, 1/15/2028	13,000	15,130
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	2,145,000	2,103,215
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	1,215,000	1,171,649
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	1,000,000	1,006,090
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	1,750,000	1,716,925
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	2,105,000	2,004,570
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	2,398,000	2,323,446
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	$ 1,430,000	$ 1,341,612
Citizens Bank NA/Providence RI:
2.25%, 3/2/2020	890,000	875,217
2.65%, 5/26/2022	717,000	692,486
Series BKNT, 2.20%, 5/26/2020	270,000	264,433
Series BKNT, 2.25%, 10/30/2020	1,582,000	1,540,868
Series BKNT, 2.55%, 5/13/2021	759,000	740,245
Series BKNT, 3.70%, 3/29/2023	850,000	848,122
Series MTN, 2.45%, 12/4/2019	836,000	827,699
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	243,000	235,042
4.30%, 12/3/2025	644,000	641,218
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	98,724
Series BKNT, 4.00%, 7/27/2025	250,000	247,403
Commonwealth Bank of Australia:
2.30%, 9/6/2019	781,000	775,150
Series GMTN, 2.30%, 3/12/2020	1,121,000	1,105,115
Series GMTN, 2.40%, 11/2/2020	1,007,000	986,941
Series GMTN, 2.55%, 3/15/2021 (a)	714,000	699,713
Compass Bank:
3.50%, 6/11/2021	1,515,000	1,514,455
Series BKNT, 2.75%, 9/29/2019	358,000	355,999
Series BKNT, 2.88%, 6/29/2022	1,041,000	1,005,658
Series BKNT, 3.88%, 4/10/2025	619,000	598,294
Cooperatieve Rabobank UA:
2.75%, 1/10/2022 (a)	721,000	703,090
2.75%, 1/10/2023	1,435,000	1,381,575
3.13%, 4/26/2021	1,681,000	1,672,713
3.75%, 7/21/2026	1,837,000	1,719,671
3.88%, 2/8/2022	2,955,000	2,995,690
3.95%, 11/9/2022	1,763,000	1,749,901
4.38%, 8/4/2025	1,597,000	1,566,194
4.50%, 1/11/2021	1,182,000	1,215,391
4.63%, 12/1/2023	852,000	857,717
Series GMTN, 2.50%, 1/19/2021	1,534,000	1,503,734
Series MTN, 2.25%, 1/14/2020	842,000	831,349
Series MTN, 3.38%, 5/21/2025	2,274,000	2,221,357

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Credit Suisse AG:
3.00%, 10/29/2021	$ 2,286,000	$ 2,254,407
5.30%, 8/13/2019	2,294,000	2,353,529
5.40%, 1/14/2020	1,112,000	1,144,081
Series MTN, 3.63%, 9/9/2024	2,002,000	1,971,029
Series MTN, 4.38%, 8/5/2020	1,415,000	1,448,366
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	2,278,000	2,262,168
3.45%, 4/16/2021	1,416,000	1,411,964
3.75%, 3/26/2025	3,116,000	2,995,006
3.80%, 9/15/2022	394,000	392,519
3.80%, 6/9/2023	1,218,000	1,204,432
4.55%, 4/17/2026	4,601,000	4,598,745
Deutsche Bank AG:
2.70%, 7/13/2020	1,003,000	976,762
2.95%, 8/20/2020 (a)	966,000	938,575
3.13%, 1/13/2021	1,118,000	1,080,849
3.15%, 1/22/2021	1,384,000	1,339,504
3.30%, 11/16/2022	1,912,000	1,792,500
3.38%, 5/12/2021	1,524,000	1,476,116
3.70%, 5/30/2024	58,000	53,851
3.70%, 5/30/2024	2,758,000	2,560,113
3.95%, 2/27/2023	2,256,000	2,164,497
4.10%, 1/13/2026	30,000	27,959
4.10%, 1/13/2026 (a)	625,000	582,900
4.25%, 10/14/2021	695,000	684,728
Series GMTN, 3.38%, 5/12/2021	300,000	290,622
Discover Bank:
3.35%, 2/6/2023	800,000	780,384
3.45%, 7/27/2026	853,000	791,797
4.20%, 8/8/2023	1,020,000	1,029,139
7.00%, 4/15/2020	56,000	59,105
Series BKNT, 3.10%, 6/4/2020	1,142,000	1,134,543
Series BKNT, 3.20%, 8/9/2021 (a)	747,000	736,796
Series BKNT, 4.25%, 3/13/2026	384,000	375,425
Fifth Third Bancorp:
2.60%, 6/15/2022	568,000	551,011
2.88%, 7/27/2020	691,000	686,875
3.50%, 3/15/2022	668,000	669,089
3.95%, 3/14/2028	966,000	953,287
4.30%, 1/16/2024	832,000	844,139
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	415,000	407,949
Series BKNT, 2.20%, 10/30/2020	710,000	693,975
Series BKNT, 2.25%, 6/14/2021	1,152,000	1,121,990
Series BKNT, 2.88%, 10/1/2021	983,000	970,172
Series BKNT, 3.85%, 3/15/2026	507,000	498,482
Security Description	Principal Amount	Value
First Horizon National Corp. 3.50%, 12/15/2020	$ 239,000	$ 239,342
First Republic Bank 2.50%, 6/6/2022	925,000	895,076
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	100,000	99,589
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	2,665,000	2,677,765
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	2,271,000	2,245,837
2.35%, 11/15/2021	2,290,000	2,204,583
2.55%, 10/23/2019	2,742,000	2,725,383
2.60%, 4/23/2020	1,201,000	1,189,530
2.60%, 12/27/2020	1,253,000	1,230,997
2.63%, 4/25/2021	6,774,000	6,623,143
2.75%, 9/15/2020	1,335,000	1,320,168
2.88%, 2/25/2021	1,315,000	1,297,116
3.00%, 4/26/2022	3,080,000	3,007,682
3.20%, 2/23/2023	1,731,000	1,686,427
3.50%, 1/23/2025	2,320,000	2,240,215
3.50%, 11/16/2026	2,604,000	2,449,973
3.63%, 1/22/2023	2,059,000	2,046,790
3.75%, 5/22/2025	1,723,000	1,681,355
3.75%, 2/25/2026	1,305,000	1,265,197
3.85%, 1/26/2027	4,081,000	3,920,617
4.00%, 3/3/2024	3,805,000	3,810,708
4.25%, 10/21/2025	1,811,000	1,782,911
5.25%, 7/27/2021	2,675,000	2,810,034
5.75%, 1/24/2022	5,326,000	5,699,193
5.95%, 1/15/2027	245,000	266,690
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	2,244,000	2,162,902
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	1,456,000	1,405,404
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	100,000	95,094
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	6,150,000	6,062,116
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	1,515,000	1,437,387
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	3,586,000	3,501,299
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	2,962,000	2,812,301
Series D, 6.00%, 6/15/2020	1,334,000	1,402,688
Series GMTN, 5.38%, 3/15/2020	2,135,000	2,210,921
Series MTN, 3.85%, 7/8/2024	1,416,000	1,403,907

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	$ 1,388,000	$ 1,430,417
HSBC Holdings PLC:
2.65%, 1/5/2022	3,277,000	3,172,333
2.95%, 5/25/2021	2,985,000	2,942,643
3.40%, 3/8/2021	3,285,000	3,282,175
3.60%, 5/25/2023 (a)	910,000	901,273
3.90%, 5/25/2026	1,710,000	1,669,747
4.00%, 3/30/2022	1,478,000	1,501,042
4.25%, 3/14/2024	1,849,000	1,841,179
4.25%, 8/18/2025	3,102,000	3,047,032
4.30%, 3/8/2026	1,367,000	1,372,482
4.38%, 11/23/2026	3,338,000	3,280,753
4.88%, 1/14/2022	899,000	936,776
5.10%, 4/5/2021	2,295,000	2,397,793
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	1,610,000	1,604,607
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	2,148,000	2,106,844
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	2,250,000	2,277,743
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	2,028,000	1,972,392
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	1,476,000	1,423,868
HSBC USA, Inc.:
2.35%, 3/5/2020	1,345,000	1,328,994
2.38%, 11/13/2019	1,045,000	1,035,783
2.75%, 8/7/2020	1,302,000	1,290,399
3.50%, 6/23/2024	270,000	265,305
5.00%, 9/27/2020	395,000	407,146
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	732,000	702,771
3.15%, 3/14/2021	1,131,000	1,125,288
4.00%, 5/15/2025	775,000	777,937
7.00%, 12/15/2020	25,000	26,891
Huntington National Bank:
2.40%, 4/1/2020	537,000	529,514
2.88%, 8/20/2020	250,000	248,448
3.25%, 5/14/2021	700,000	698,299
Series BKNT, 2.38%, 3/10/2020	1,112,000	1,094,731
Series BKNT, 2.50%, 8/7/2022	695,000	669,146
ING Groep NV:
3.15%, 3/29/2022	1,175,000	1,152,557
3.95%, 3/29/2027	1,710,000	1,671,286
Intesa Sanpaolo SpA 5.25%, 1/12/2024	1,164,000	1,140,452
JPMorgan Chase & Co.:
2.20%, 10/22/2019	3,036,000	3,006,551
2.25%, 1/23/2020	3,533,000	3,487,389
Security Description	Principal Amount	Value
2.40%, 6/7/2021	$ 1,472,000	$ 1,433,596
2.55%, 10/29/2020	2,091,000	2,055,620
2.55%, 3/1/2021	2,777,000	2,721,543
2.70%, 5/18/2023	1,854,000	1,778,876
2.75%, 6/23/2020	1,099,000	1,089,922
2.95%, 10/1/2026	1,532,000	1,423,734
2.97%, 1/15/2023 (a)	1,338,000	1,302,663
3.13%, 1/23/2025	2,326,000	2,225,866
3.20%, 1/25/2023	2,116,000	2,081,340
3.20%, 6/15/2026	548,000	519,214
3.25%, 9/23/2022	2,810,000	2,781,647
3.30%, 4/1/2026	4,006,000	3,825,409
3.38%, 5/1/2023	834,000	814,368
3.63%, 5/13/2024	1,859,000	1,848,553
3.63%, 12/1/2027	193,000	181,638
3.88%, 2/1/2024	1,513,000	1,527,026
3.88%, 9/10/2024	2,756,000	2,727,420
3.90%, 7/15/2025	1,217,000	1,215,296
4.13%, 12/15/2026	1,006,000	993,978
4.25%, 10/15/2020	1,501,000	1,532,281
4.25%, 10/1/2027	486,000	481,777
4.35%, 8/15/2021	2,792,000	2,871,097
4.40%, 7/22/2020	3,582,000	3,668,612
4.50%, 1/24/2022	2,501,000	2,587,610
4.63%, 5/10/2021	1,961,000	2,029,753
4.95%, 3/25/2020	1,189,000	1,222,137
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	6,500,000	6,510,009
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	550,000	544,880
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	1,348,000	1,307,142
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	1,970,000	1,864,211
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	2,725,000	2,690,120
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	1,678,000	1,618,683
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	2,361,000	2,305,351
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	3,063,000	2,931,015
Series MTN, 2.30%, 8/15/2021	2,178,000	2,107,868
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (c)	935,000	926,735
Series BKNT, 1.65%, 9/23/2019	672,000	662,330

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (c)	$ 2,200,000	$ 2,195,512
KeyBank NA:
3.30%, 6/1/2025	254,000	246,804
Series BKNT, 2.25%, 3/16/2020	778,000	767,147
Series BKNT, 2.30%, 9/14/2022	945,000	900,736
Series BKNT, 2.40%, 6/9/2022	1,010,000	969,913
Series BKNT, 2.50%, 12/15/2019	300,000	297,483
Series BKNT, 2.50%, 11/22/2021	500,000	486,015
Series BKNT, 3.18%, 10/15/2027	250,000	248,868
Series BKNT, 3.35%, 6/15/2021	415,000	416,025
Series BKNT, 3.38%, 3/7/2023	650,000	643,552
Series BKNT, 6.95%, 2/1/2028	75,000	89,696
Series MTN, 3.40%, 5/20/2026	950,000	903,165
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	1,277,000	1,266,529
Series MTN, 4.10%, 4/30/2028	700,000	696,087
Series MTN, 5.10%, 3/24/2021	939,000	981,480
Lloyds Bank PLC:
2.35%, 9/5/2019	200,000	198,348
2.40%, 3/17/2020	2,000	1,973
2.70%, 8/17/2020	1,886,000	1,853,033
3.30%, 5/7/2021	2,195,000	2,188,525
6.38%, 1/21/2021	542,000	581,057
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,510,000	1,470,030
3.10%, 7/6/2021	929,000	916,895
3.75%, 1/11/2027	1,075,000	1,017,294
4.38%, 3/22/2028	1,015,000	999,511
4.45%, 5/8/2025	1,145,000	1,152,431
4.50%, 11/4/2024	1,443,000	1,426,593
4.58%, 12/10/2025	1,206,000	1,182,628
4.65%, 3/24/2026	850,000	837,063
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,064,000	1,965,609
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	1,300,000	1,201,512
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	640,000	614,592
Series BKNT, 2.05%, 8/17/2020	745,000	728,446
Security Description	Principal Amount	Value
Series BKNT, 2.10%, 2/6/2020	$ 766,000	$ 753,698
Series BKNT, 2.25%, 7/25/2019	104,000	103,274
Series BKNT, 2.50%, 5/18/2022	942,000	911,310
Series BKNT, 2.63%, 1/25/2021	779,000	766,583
Series BKNT, 3.40%, 8/17/2027	395,000	381,894
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,692,000	1,626,858
2.53%, 9/13/2023	2,175,000	2,057,224
2.67%, 7/25/2022	2,208,000	2,129,903
2.76%, 9/13/2026 (a)	693,000	637,116
2.95%, 3/1/2021	1,959,000	1,938,176
3.00%, 2/22/2022	935,000	917,927
3.29%, 7/25/2027 (a)	931,000	886,619
3.46%, 3/2/2023	1,501,000	1,487,311
3.68%, 2/22/2027 (a)	778,000	764,299
3.78%, 3/2/2025	1,000,000	996,470
3.85%, 3/1/2026 (a)	2,557,000	2,545,570
3.96%, 3/2/2028 (a)	1,000,000	1,004,100
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,278,000	1,226,931
2.60%, 9/11/2022	970,000	929,309
2.84%, 9/13/2026	705,000	649,206
2.95%, 2/28/2022	1,159,000	1,131,022
3.17%, 9/11/2027	723,000	678,297
3.55%, 3/5/2023	900,000	893,952
3.66%, 2/28/2027	750,000	732,435
4.02%, 3/5/2028	1,050,000	1,052,604
Morgan Stanley:
2.65%, 1/27/2020	2,104,000	2,088,872
2.75%, 5/19/2022	2,718,000	2,635,400
2.80%, 6/16/2020	2,177,000	2,159,105
3.63%, 1/20/2027	2,840,000	2,732,279
3.95%, 4/23/2027	5,849,000	5,584,099
4.88%, 11/1/2022	3,133,000	3,250,488
5.00%, 11/24/2025	3,442,000	3,563,812
5.75%, 1/25/2021	2,011,000	2,126,633
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (a) (c)	2,350,000	2,339,918
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	2,765,000	2,628,160
Series F, 3.88%, 4/29/2024	2,446,000	2,447,981
Series GMTN, 2.50%, 4/21/2021	2,505,000	2,445,682
Series GMTN, 3.13%, 1/23/2023	2,570,000	2,506,367
Series GMTN, 3.70%, 10/23/2024	1,656,000	1,635,035
Series GMTN, 3.75%, 2/25/2023	1,988,000	1,990,644

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series GMTN, 3.88%, 1/27/2026	$ 2,153,000	$ 2,119,112
Series GMTN, 4.00%, 7/23/2025	2,098,000	2,091,580
Series GMTN, 4.35%, 9/8/2026	3,368,000	3,323,172
Series GMTN, 5.50%, 1/26/2020	2,732,000	2,827,265
Series GMTN, 5.50%, 7/24/2020	1,905,000	1,988,668
Series GMTN, 5.50%, 7/28/2021	2,472,000	2,615,475
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	1,766,000	1,702,848
Series MTN, 2.63%, 11/17/2021	3,948,000	3,839,983
Series MTN, 3.13%, 7/27/2026	2,722,000	2,533,420
Series MTN, 4.10%, 5/22/2023	1,535,000	1,542,936
Series MTN, 5.63%, 9/23/2019	2,577,000	2,655,341
Series MTN, 6.25%, 8/9/2026	645,000	727,624
MUFG Americas Holdings Corp.:
2.25%, 2/10/2020	451,000	444,005
3.00%, 2/10/2025	235,000	224,693
3.50%, 6/18/2022	70,000	69,919
National Australia Bank, Ltd.:
1.88%, 7/12/2021	786,000	750,842
2.25%, 1/10/2020	637,000	629,006
2.50%, 1/12/2021	1,422,000	1,393,930
2.50%, 7/12/2026	1,094,000	989,731
2.80%, 1/10/2022	602,000	588,425
2.88%, 4/12/2023	650,000	628,602
3.00%, 1/20/2023	646,000	629,940
3.38%, 9/20/2021	1,650,000	1,646,469
3.38%, 1/14/2026	479,000	463,691
3.63%, 6/20/2023 (a)	1,775,000	1,772,426
Series GMTN, 2.50%, 5/22/2022	1,140,000	1,092,359
Series GMTN, 2.63%, 7/23/2020	914,000	903,206
Series GMTN, 2.63%, 1/14/2021	961,000	945,095
Series MTN, 2.13%, 5/22/2020	1,057,000	1,037,107
National Bank of Canada:
2.15%, 6/12/2020	947,000	927,823
2.20%, 11/2/2020	780,000	760,040
Natwest Markets PLC 5.63%, 8/24/2020	523,000	544,977
Northern Trust Corp.:
2.38%, 8/2/2022	938,000	908,237
3.38%, 8/23/2021	165,000	166,330
3.45%, 11/4/2020	400,000	404,340
3.95%, 10/30/2025	490,000	499,570
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (a) (c)	$ 937,000	$ 878,297
People's United Bank NA 4.00%, 7/15/2024	15,000	14,943
PNC Bank NA:
2.50%, 1/22/2021	760,000	747,376
2.95%, 2/23/2025	819,000	784,127
3.25%, 1/22/2028 (a)	1,072,000	1,025,368
3.30%, 10/30/2024	369,000	362,587
3.80%, 7/25/2023	571,000	574,318
Series BKNT, 2.00%, 5/19/2020	1,066,000	1,044,808
Series BKNT, 2.15%, 4/29/2021	1,029,000	998,572
Series BKNT, 2.30%, 6/1/2020	922,000	907,727
Series BKNT, 2.40%, 10/18/2019	1,113,000	1,105,420
Series BKNT, 2.45%, 11/5/2020	1,299,000	1,275,969
Series BKNT, 2.45%, 7/28/2022	2,160,000	2,084,054
Series BKNT, 2.55%, 12/9/2021	995,000	969,498
Series BKNT, 2.63%, 2/17/2022	1,219,000	1,188,269
Series BKNT, 2.70%, 11/1/2022	989,000	951,774
Series BKNT, 2.95%, 1/30/2023	913,000	885,418
Series BKNT, 3.10%, 10/25/2027	965,000	913,073
Series BKNT, 3.50%, 6/8/2023 (a)	2,320,000	2,325,916
Series BKNT, 4.20%, 11/1/2025	50,000	50,832
Series MTN, 2.60%, 7/21/2020	1,057,000	1,044,284
Series MTN, 3.25%, 6/1/2025	653,000	635,140
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	337,000	328,278
3.15%, 5/19/2027 (a)	741,000	704,839
3.30%, 3/8/2022	492,000	490,106
3.90%, 4/29/2024	408,000	408,710
4.38%, 8/11/2020	1,009,000	1,032,268
5.13%, 2/8/2020	1,000,000	1,031,780
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	260,103
Regions Bank 2.75%, 4/1/2021	754,000	741,627
Regions Financial Corp.:
2.75%, 8/14/2022	1,132,000	1,091,984
3.20%, 2/8/2021	952,000	947,545
Royal Bank of Canada:
2.15%, 10/26/2020	3,004,000	2,934,307

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series GMTN, 2.13%, 3/2/2020	$ 1,341,000	$ 1,321,073
Series GMTN, 2.15%, 3/6/2020	527,000	519,195
Series GMTN, 2.50%, 1/19/2021	602,000	591,260
Series GMTN, 2.75%, 2/1/2022	828,000	813,427
Series GMTN, 3.20%, 4/30/2021	2,320,000	2,319,142
Series GMTN, 4.65%, 1/27/2026	1,404,000	1,426,155
Series MTN, 2.35%, 10/30/2020	1,494,000	1,465,495
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	2,587,000	2,514,952
4.80%, 4/5/2026	1,629,000	1,638,693
6.40%, 10/21/2019	872,000	904,944
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,019,000	987,768
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	2,350,000	2,352,820
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	1,070,000	1,064,907
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	996,000	986,807
3.40%, 1/18/2023	1,125,000	1,087,852
3.70%, 3/28/2022	1,383,000	1,363,403
4.40%, 7/13/2027	992,000	949,205
4.50%, 7/17/2025	1,164,000	1,142,908
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	1,064,000	1,050,668
2.88%, 8/5/2021	767,000	743,515
3.13%, 1/8/2021	764,000	754,694
3.57%, 1/10/2023	1,538,000	1,493,936
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	731,000	703,792
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	631,000	579,649
Santander UK PLC:
2.13%, 11/3/2020	986,000	957,376
2.35%, 9/10/2019	450,000	446,467
2.38%, 3/16/2020	767,000	755,418
2.50%, 1/5/2021	867,000	846,383
3.40%, 6/1/2021	1,965,000	1,963,782
4.00%, 3/13/2024	698,000	701,413
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (c)	1,000,000	987,494
Skandinaviska Enskilda Banken AB:
Security Description	Principal Amount	Value
1.50%, 9/13/2019	$ 780,000	$ 766,420
1.88%, 9/13/2021	1,149,000	1,098,524
2.30%, 3/11/2020	681,000	671,452
2.63%, 3/15/2021	1,171,000	1,150,109
2.80%, 3/11/2022 (a)	530,000	518,642
Sumitomo Mitsui Banking Corp.:
2.09%, 10/18/2019	1,686,000	1,663,930
2.45%, 1/16/2020	807,000	797,994
2.51%, 1/17/2020	1,284,000	1,269,671
3.00%, 1/18/2023	250,000	244,008
3.20%, 7/18/2022 (a)	501,000	495,148
3.95%, 7/19/2023	15,000	15,231
3.95%, 1/10/2024	330,000	334,587
Series GMTN, 2.25%, 7/11/2019	544,000	540,051
Series GMTN, 2.45%, 10/20/2020	258,000	253,018
Series GMTN, 2.65%, 7/23/2020	1,161,000	1,146,046
Series GMTN, 3.40%, 7/11/2024	400,000	393,804
Series GMTN, 3.65%, 7/23/2025	250,000	248,435
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	1,318,000	1,265,570
2.44%, 10/19/2021	1,133,000	1,095,588
2.63%, 7/14/2026	1,408,000	1,283,716
2.78%, 7/12/2022	1,493,000	1,445,179
2.78%, 10/18/2022	1,449,000	1,400,009
2.85%, 1/11/2022	596,000	580,647
2.93%, 3/9/2021	2,887,000	2,852,962
3.01%, 10/19/2026	127,000	118,929
3.10%, 1/17/2023	1,999,000	1,953,903
3.35%, 10/18/2027 (a)	627,000	600,089
3.36%, 7/12/2027	1,021,000	978,251
3.45%, 1/11/2027	483,000	466,650
3.54%, 1/17/2028 (a)	1,007,000	978,885
3.78%, 3/9/2026	1,373,000	1,361,892
SunTrust Bank:
3.30%, 5/15/2026	650,000	613,438
Series BKNT, 2.25%, 1/31/2020	994,000	981,406
Series BKNT, 2.45%, 8/1/2022	1,128,000	1,085,565
Series BKNT, 2.75%, 5/1/2023	250,000	241,088
Series BKNT, 3.00%, 2/2/2023	950,000	929,281
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (c)	745,000	738,474
SunTrust Banks, Inc.:
2.70%, 1/27/2022	1,521,000	1,480,648
2.90%, 3/3/2021	862,000	851,406
4.00%, 5/1/2025	453,000	455,270
SVB Financial Group 3.50%, 1/29/2025	735,000	711,943

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Svenska Handelsbanken AB:
1.95%, 9/8/2020	$ 1,340,000	$ 1,304,396
Series BKNT, 1.50%, 9/6/2019	645,000	634,151
Series BKNT, 1.88%, 9/7/2021	852,000	804,280
Series BKNT, 2.45%, 3/30/2021	1,412,000	1,379,806
Series BKNT, 3.35%, 5/24/2021	1,235,000	1,235,259
Series GMTN, 2.40%, 10/1/2020	1,062,000	1,042,735
Synchrony Bank:
3.00%, 6/15/2022	1,073,000	1,032,991
Series BKNT, 3.65%, 5/24/2021	1,850,000	1,852,627
Synovus Financial Corp. 3.13%, 11/1/2022	715,000	684,620
Toronto-Dominion Bank:
1.80%, 7/13/2021	1,509,000	1,445,124
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (a) (c)	901,000	846,913
Series GMTN, 1.85%, 9/11/2020	891,000	867,727
Series GMTN, 2.50%, 12/14/2020	1,465,000	1,441,443
Series GMTN, 2.55%, 1/25/2021	838,000	825,086
Series MTN, 1.90%, 10/24/2019	2,055,000	2,031,511
Series MTN, 2.13%, 4/7/2021	2,087,000	2,025,747
Series MTN, 2.25%, 11/5/2019	1,023,000	1,015,031
Series MTN, 3.00%, 6/11/2020	2,250,000	2,247,322
Series MTN, 3.25%, 6/11/2021	2,200,000	2,202,156
UBS AG:
Series GMTN, 2.35%, 3/26/2020	1,508,000	1,490,839
Series GMTN, 2.38%, 8/14/2019	1,422,000	1,413,127
Series GMTN, 4.88%, 8/4/2020	544,000	561,272
US Bancorp:
Series MTN, 2.35%, 1/29/2021	675,000	661,999
Series MTN, 2.95%, 7/15/2022	2,790,000	2,725,886
Series MTN, 3.00%, 3/15/2022	500,000	495,395
Series MTN, 3.10%, 4/27/2026	642,000	606,536
Series MTN, 3.60%, 9/11/2024	1,028,000	1,016,959
Series MTN, 3.70%, 1/30/2024 (a)	664,000	669,969
Security Description	Principal Amount	Value
Series MTN, 3.90%, 4/26/2028 (a)	$ 750,000	$ 761,415
Series MTN, 4.13%, 5/24/2021	788,000	808,661
Series V, 2.38%, 7/22/2026	932,000	848,092
Series V, 2.63%, 1/24/2022	902,000	883,302
Series X, 3.15%, 4/27/2027	865,000	829,206
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	1,776,000	1,749,254
Series BKNT, 2.05%, 10/23/2020	1,001,000	977,467
Series BKNT, 2.13%, 10/28/2019	1,589,000	1,573,618
Series BKNT, 2.35%, 1/23/2020	1,064,000	1,053,956
Series BKNT, 2.80%, 1/27/2025	909,000	865,004
Series BKNT, 2.85%, 1/23/2023	763,000	746,901
Series BKNT, 3.15%, 4/26/2021	950,000	951,169
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (c)	900,000	899,613
Wachovia Corp. 7.57%, 8/1/2026 (d)	900,000	1,069,209
Wells Fargo & Co.:
2.10%, 7/26/2021	2,020,000	1,940,291
2.50%, 3/4/2021	2,641,000	2,582,792
3.00%, 4/22/2026	3,258,000	2,991,756
3.00%, 10/23/2026	3,635,000	3,356,813
3.07%, 1/24/2023	3,095,000	3,007,690
4.13%, 8/15/2023	911,000	915,491
4.48%, 1/16/2024	728,000	742,866
Series GMTN, 2.60%, 7/22/2020	3,339,000	3,296,094
Series GMTN, 4.30%, 7/22/2027	2,100,000	2,071,167
Series M, 3.45%, 2/13/2023	1,705,000	1,670,252
Series MTN, 2.55%, 12/7/2020	1,981,000	1,946,887
Series MTN, 2.63%, 7/22/2022	3,509,000	3,374,746
Series MTN, 3.00%, 1/22/2021 (a)	1,166,000	1,157,255
Series MTN, 3.00%, 2/19/2025	2,525,000	2,383,146
Series MTN, 3.30%, 9/9/2024	1,041,000	1,006,845
Series MTN, 3.50%, 3/8/2022	1,736,000	1,732,007
Series MTN, 3.55%, 9/29/2025	2,416,000	2,347,627
Series MTN, 4.10%, 6/3/2026	2,151,000	2,106,818
Series MTN, 4.60%, 4/1/2021	1,441,000	1,487,544
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	3,812,000	3,646,407
Series N, 2.15%, 1/30/2020	1,947,000	1,918,204

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Wells Fargo Bank NA:
Series BKNT, 2.15%, 12/6/2019	$ 2,376,000	$ 2,348,605
Series BKNT, 2.40%, 1/15/2020	3,001,000	2,972,130
Series BKNT, 2.60%, 1/15/2021	3,024,000	2,976,039
Westpac Banking Corp.:
2.00%, 8/19/2021	743,000	712,284
2.10%, 5/13/2021	1,268,000	1,224,951
2.15%, 3/6/2020	1,939,000	1,909,159
2.30%, 5/26/2020	921,000	906,688
2.50%, 6/28/2022	2,118,000	2,036,626
2.60%, 11/23/2020	1,516,000	1,491,759
2.65%, 1/25/2021	1,278,000	1,259,661
2.70%, 8/19/2026	687,000	625,060
2.75%, 1/11/2023	1,585,000	1,511,187
2.80%, 1/11/2022	740,000	723,528
2.85%, 5/13/2026	176,000	163,180
3.05%, 5/15/2020 (a)	1,000,000	998,860
3.35%, 3/8/2027	498,000	476,955
3.40%, 1/25/2028 (a)	713,000	682,034
3.65%, 5/15/2023	1,725,000	1,724,431
4.88%, 11/19/2019	1,425,000	1,461,167
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	1,176,000	1,134,417
		928,964,701
BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	1,461,000	1,408,229
2.65%, 2/1/2021	7,560,000	7,452,421
3.30%, 2/1/2023	6,271,000	6,217,446
3.65%, 2/1/2026	9,022,000	8,834,162
3.70%, 2/1/2024	1,515,000	1,516,363
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	3,951,000	3,816,982
3.50%, 1/12/2024	1,070,000	1,064,083
3.75%, 1/15/2022	1,175,000	1,192,073
4.00%, 4/13/2028	2,162,000	2,155,882
4.38%, 2/15/2021	161,000	166,068
6.88%, 11/15/2019	1,030,000	1,082,211
Beam Suntory, Inc. 3.25%, 5/15/2022	530,000	523,147
Brown-Forman Corp. 3.50%, 4/15/2025	600,000	596,166
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	369,033
Coca-Cola Co.:
1.55%, 9/1/2021	377,000	360,616
1.88%, 10/27/2020	1,801,000	1,759,109
2.20%, 5/25/2022	658,000	638,661
2.25%, 9/1/2026	1,132,000	1,024,958
2.45%, 11/1/2020	1,301,000	1,290,644
Security Description	Principal Amount	Value
2.50%, 4/1/2023	$ 910,000	$ 882,436
2.55%, 6/1/2026	269,000	250,140
2.88%, 10/27/2025	1,786,000	1,712,399
2.90%, 5/25/2027 (a)	527,000	500,176
3.15%, 11/15/2020	440,000	442,618
3.20%, 11/1/2023	1,206,000	1,204,408
3.30%, 9/1/2021	1,001,000	1,009,759
Coca-Cola European Partners PLC:
3.50%, 9/15/2020	460,000	460,166
4.50%, 9/1/2021	225,000	231,101
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	327,000	326,915
Constellation Brands, Inc.:
2.00%, 11/7/2019	1,103,000	1,086,036
2.25%, 11/6/2020	914,000	892,448
2.65%, 11/7/2022 (a)	450,000	431,721
2.70%, 5/9/2022	776,000	750,734
3.20%, 2/15/2023	800,000	778,960
3.50%, 5/9/2027	654,000	619,419
3.60%, 2/15/2028	783,000	742,300
3.70%, 12/6/2026	647,000	624,109
3.75%, 5/1/2021	250,000	252,341
3.88%, 11/15/2019	217,000	219,197
4.25%, 5/1/2023	1,277,000	1,296,929
4.75%, 12/1/2025	180,000	186,350
Diageo Capital PLC:
2.63%, 4/29/2023	1,289,000	1,247,159
3.00%, 5/18/2020	820,000	820,328
3.50%, 9/18/2023	780,000	783,752
3.88%, 5/18/2028 (a)	455,000	458,831
4.83%, 7/15/2020	467,000	482,799
Diageo Investment Corp. 2.88%, 5/11/2022	1,048,000	1,031,840
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	722,000	631,259
3.13%, 12/15/2023	284,000	271,518
3.40%, 11/15/2025	521,000	491,001
3.43%, 6/15/2027 (a)	147,000	136,323
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	780,000	741,484
Maple Escrow Subsidiary, Inc.:
3.55%, 5/25/2021 (b)	1,000,000	1,000,510
4.06%, 5/25/2023 (b)	1,000,000	1,003,520
4.42%, 5/25/2025 (b)	1,500,000	1,510,425
4.60%, 5/25/2028 (b)	1,300,000	1,304,732
Molson Coors Brewing Co.:
2.10%, 7/15/2021	1,208,000	1,158,327
2.25%, 3/15/2020	450,000	442,768
3.00%, 7/15/2026	1,730,000	1,574,058
3.50%, 5/1/2022	139,000	138,522
PepsiCo, Inc.:
1.35%, 10/4/2019	633,000	622,619
1.70%, 10/6/2021	2,218,000	2,122,559
1.85%, 4/30/2020	120,000	117,888
2.00%, 4/15/2021	2,275,000	2,215,577

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
2.15%, 10/14/2020	$ 1,246,000	$ 1,225,628
2.25%, 5/2/2022	727,000	703,532
2.38%, 10/6/2026	890,000	813,193
2.75%, 3/5/2022	1,375,000	1,359,751
2.75%, 3/1/2023	1,493,000	1,459,930
2.75%, 4/30/2025	443,000	422,011
2.85%, 2/24/2026	826,000	785,328
3.00%, 8/25/2021	697,000	697,739
3.00%, 10/15/2027 (a)	833,000	791,333
3.10%, 7/17/2022	278,000	277,569
3.13%, 11/1/2020	926,000	930,611
3.50%, 7/17/2025	180,000	179,465
3.60%, 3/1/2024	1,282,000	1,296,397
4.50%, 1/15/2020	773,000	794,667
		88,413,869
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.85%, 8/19/2021	1,144,000	1,093,801
2.13%, 5/1/2020	677,000	665,620
2.20%, 5/11/2020	564,000	555,004
2.25%, 8/19/2023	693,000	649,972
2.60%, 8/19/2026	1,258,000	1,136,314
2.65%, 5/11/2022	1,153,000	1,118,387
2.70%, 5/1/2022	126,000	122,497
3.13%, 5/1/2025	1,017,000	972,872
3.20%, 11/2/2027	1,097,000	1,027,231
3.45%, 10/1/2020	891,000	898,342
3.63%, 5/15/2022	715,000	719,176
3.63%, 5/22/2024	1,294,000	1,288,371
3.88%, 11/15/2021	1,629,000	1,653,647
4.10%, 6/15/2021	690,000	704,407
4.50%, 3/15/2020	550,000	562,958
Baxalta, Inc.:
2.88%, 6/23/2020	1,099,000	1,086,460
3.60%, 6/23/2022	604,000	596,988
4.00%, 6/23/2025	2,122,000	2,077,353
Biogen, Inc.:
2.90%, 9/15/2020	1,348,000	1,340,829
3.63%, 9/15/2022 (a)	784,000	783,851
4.05%, 9/15/2025	850,000	853,817
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	594,000	612,883
Celgene Corp.:
2.75%, 2/15/2023	128,000	122,299
2.88%, 8/15/2020	1,655,000	1,641,595
2.88%, 2/19/2021	720,000	712,490
3.25%, 8/15/2022	1,026,000	1,005,911
3.25%, 2/20/2023 (a)	1,187,000	1,159,331
3.45%, 11/15/2027	936,000	861,728
3.55%, 8/15/2022	979,000	972,470
3.63%, 5/15/2024	757,000	738,817
3.88%, 8/15/2025	2,692,000	2,617,297
3.90%, 2/20/2028	1,477,000	1,402,766
3.95%, 10/15/2020	318,000	322,255
4.00%, 8/15/2023	1,118,000	1,128,397
Genzyme Corp. 5.00%, 6/15/2020	520,000	539,406
Security Description	Principal Amount	Value
Gilead Sciences, Inc.:
1.85%, 9/20/2019	$ 1,320,000	$ 1,304,094
1.95%, 3/1/2022	688,000	656,854
2.35%, 2/1/2020	871,000	863,631
2.50%, 9/1/2023	674,000	643,070
2.55%, 9/1/2020	1,456,000	1,438,368
2.95%, 3/1/2027 (a)	1,000,000	934,930
3.25%, 9/1/2022	810,000	804,824
3.50%, 2/1/2025	1,524,000	1,502,466
3.65%, 3/1/2026	1,692,000	1,670,478
3.70%, 4/1/2024	2,011,000	2,014,358
4.40%, 12/1/2021	641,000	662,525
4.50%, 4/1/2021	1,139,000	1,174,001
		47,415,141
BUILDING MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	150,000	158,243
Eagle Materials, Inc. 4.50%, 8/1/2026	811,000	809,816
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	110,000	109,275
4.00%, 6/15/2025	199,000	199,426
Johnson Controls International PLC:
3.75%, 12/1/2021	12,000	12,096
3.90%, 2/14/2026	287,000	283,823
4.25%, 3/1/2021	810,000	829,286
5.00%, 3/30/2020	162,000	166,952
3.63%, 7/2/2024 (d)	125,000	123,218
Lennox International, Inc. 3.00%, 11/15/2023	375,000	355,598
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	406,681
3.50%, 12/15/2027	783,000	725,551
4.25%, 7/2/2024	135,000	137,453
Masco Corp.:
3.50%, 4/1/2021	550,000	548,985
3.50%, 11/15/2027	425,000	391,978
4.38%, 4/1/2026	1,083,000	1,075,619
4.45%, 4/1/2025	787,000	789,581
5.95%, 3/15/2022	428,000	455,778
7.13%, 3/15/2020	26,000	27,529
Owens Corning:
3.40%, 8/15/2026	630,000	574,554
4.20%, 12/15/2022	1,076,000	1,079,368
4.20%, 12/1/2024	499,000	492,957
Vulcan Materials Co.:
3.90%, 4/1/2027	280,000	268,010
4.50%, 4/1/2025	765,000	775,350
		10,797,127
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	15,000	14,667
3.00%, 11/3/2021	161,000	160,221

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.35%, 7/31/2024	$ 1,297,000	$ 1,291,021
4.38%, 8/21/2019	100,000	101,584
Airgas, Inc.:
2.38%, 2/15/2020	75,000	74,139
3.65%, 7/15/2024	300,000	301,830
Albemarle Corp. 4.15%, 12/1/2024	100,000	101,102
Braskem Finance, Ltd. 6.45%, 2/3/2024	166,000	174,722
Cabot Corp. 3.70%, 7/15/2022	200,000	199,014
Celanese US Holdings LLC:
4.63%, 11/15/2022	375,000	386,116
5.88%, 6/15/2021	704,000	746,163
Dow Chemical Co.:
3.00%, 11/15/2022	1,027,000	1,000,483
3.50%, 10/1/2024	1,085,000	1,058,179
4.13%, 11/15/2021	1,472,000	1,500,203
4.25%, 11/15/2020	989,000	1,010,728
Eastman Chemical Co.:
2.70%, 1/15/2020	821,000	815,803
3.60%, 8/15/2022	598,000	596,643
3.80%, 3/15/2025	385,000	381,127
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	1,034,000	1,019,359
2.80%, 2/15/2023	423,000	410,170
3.63%, 1/15/2021	1,498,000	1,515,362
4.25%, 4/1/2021	50,000	51,369
4.63%, 1/15/2020	939,000	963,977
FMC Corp.:
4.10%, 2/1/2024	250,000	250,612
5.20%, 12/15/2019	1,000	1,027
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	49,066
LYB International Finance B.V. 4.00%, 7/15/2023	1,132,000	1,134,343
LYB International Finance II B.V. 3.50%, 3/2/2027	1,006,000	945,660
LyondellBasell Industries NV:
5.75%, 4/15/2024	942,000	1,017,426
6.00%, 11/15/2021	704,000	753,181
Methanex Corp.:
3.25%, 12/15/2019	101,000	100,606
4.25%, 12/1/2024	492,000	485,447
Monsanto Co.:
2.75%, 7/15/2021	190,000	185,676
2.85%, 4/15/2025	767,000	705,356
3.38%, 7/15/2024	405,000	388,367
Mosaic Co.:
3.25%, 11/15/2022	964,000	939,447
3.75%, 11/15/2021	450,000	450,333
4.05%, 11/15/2027 (a)	817,000	779,916
4.25%, 11/15/2023	806,000	812,238
NewMarket Corp. 4.10%, 12/15/2022	100,000	100,674
Nutrien, Ltd.:
3.00%, 4/1/2025	595,000	546,549
Security Description	Principal Amount	Value
3.15%, 10/1/2022	$ 768,000	$ 747,656
3.38%, 3/15/2025	696,000	655,026
3.50%, 6/1/2023	335,000	328,076
3.63%, 3/15/2024	709,000	687,957
4.00%, 12/15/2026	855,000	825,973
4.88%, 3/30/2020	195,000	198,586
6.50%, 5/15/2019	300,000	308,891
PPG Industries, Inc.:
2.30%, 11/15/2019	312,000	309,323
3.20%, 3/15/2023	1,014,000	1,003,972
3.60%, 11/15/2020	200,000	202,024
3.75%, 3/15/2028 (a)	500,000	492,820
Praxair, Inc.:
2.20%, 8/15/2022	195,000	187,370
2.25%, 9/24/2020	1,062,000	1,045,188
2.45%, 2/15/2022	1,130,000	1,101,072
2.65%, 2/5/2025	569,000	539,383
2.70%, 2/21/2023	300,000	292,320
3.00%, 9/1/2021	18,000	17,936
3.20%, 1/30/2026 (a)	1,079,000	1,054,938
4.05%, 3/15/2021	213,000	218,236
4.50%, 8/15/2019	342,000	348,669
RPM International, Inc.:
3.45%, 11/15/2022	440,000	434,773
3.75%, 3/15/2027	567,000	541,666
6.13%, 10/15/2019	326,000	337,788
Sherwin-Williams Co.:
2.25%, 5/15/2020	753,000	741,381
2.75%, 6/1/2022	1,257,000	1,217,606
3.13%, 6/1/2024	325,000	310,417
3.45%, 8/1/2025	365,000	350,882
3.45%, 6/1/2027	402,000	380,545
3.95%, 1/15/2026	400,000	397,680
4.20%, 1/15/2022	465,000	473,207
Syngenta Finance NV 3.13%, 3/28/2022	568,000	546,206
Westlake Chemical Corp. 3.60%, 8/15/2026	1,047,000	994,179
		40,811,652
COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	1,011,000	997,291
3.38%, 9/15/2025	742,000	735,500
Block Financial LLC:
4.13%, 10/1/2020	524,000	528,459
5.25%, 10/1/2025	365,000	370,358
5.50%, 11/1/2022	526,000	543,610
Ecolab, Inc.:
2.25%, 1/12/2020	408,000	403,288
2.38%, 8/10/2022	534,000	514,552
2.70%, 11/1/2026	715,000	662,183
3.25%, 1/14/2023	375,000	372,131
3.25%, 12/1/2027	820,000	784,322
4.35%, 12/8/2021	842,000	869,685
Equifax, Inc.:
2.30%, 6/1/2021	322,000	310,402

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.30%, 12/15/2022	$ 730,000	$ 715,765
3.60%, 8/15/2021	355,000	354,475
3.95%, 6/15/2023	380,000	377,340
Moody's Corp.:
2.63%, 1/15/2023	885,000	846,458
2.75%, 12/15/2021	884,000	863,783
3.25%, 6/7/2021	250,000	249,782
3.25%, 1/15/2028	109,000	102,991
4.50%, 9/1/2022	257,000	265,281
4.88%, 2/15/2024	524,000	550,027
5.50%, 9/1/2020	437,000	457,229
S&P Global, Inc.:
2.95%, 1/22/2027	680,000	630,047
3.30%, 8/14/2020	257,000	257,424
4.00%, 6/15/2025	1,156,000	1,161,318
4.40%, 2/15/2026	703,000	721,629
Total System Services, Inc.:
3.75%, 6/1/2023	35,000	34,672
3.80%, 4/1/2021	746,000	751,282
4.00%, 6/1/2023	1,100,000	1,104,169
4.45%, 6/1/2028	1,000,000	997,210
4.80%, 4/1/2026	1,114,000	1,142,128
Verisk Analytics, Inc.:
4.00%, 6/15/2025 (a)	275,000	270,721
4.13%, 9/12/2022	200,000	203,626
5.80%, 5/1/2021	456,000	483,214
Western Union Co.:
3.60%, 3/15/2022	325,000	322,237
4.25%, 6/9/2023	600,000	598,584
5.25%, 4/1/2020	452,000	466,523
		21,019,696
COMPUTERS — 2.8%
Apple, Inc.:
1.10%, 8/2/2019	884,000	870,696
1.50%, 9/12/2019	584,000	576,320
1.55%, 2/7/2020	747,000	733,330
1.55%, 8/4/2021	1,629,000	1,561,771
1.80%, 11/13/2019	1,030,000	1,018,938
1.80%, 5/11/2020	913,000	897,333
1.90%, 2/7/2020	749,000	739,645
2.00%, 5/6/2020	1,444,000	1,423,885
2.00%, 11/13/2020	937,000	919,347
2.10%, 9/12/2022	1,529,000	1,469,079
2.15%, 2/9/2022	1,095,000	1,061,022
2.25%, 2/23/2021	1,852,000	1,818,645
2.30%, 5/11/2022	709,000	688,099
2.40%, 1/13/2023	658,000	635,964
2.40%, 5/3/2023	3,992,000	3,844,216
2.45%, 8/4/2026	2,989,000	2,745,008
2.50%, 2/9/2022	1,193,000	1,170,011
2.50%, 2/9/2025	1,603,000	1,506,451
2.70%, 5/13/2022	1,214,000	1,195,644
2.75%, 1/13/2025	1,253,000	1,196,891
2.85%, 5/6/2021	3,327,000	3,318,949
2.85%, 2/23/2023	1,288,000	1,268,397
2.85%, 5/11/2024	1,576,000	1,524,748
2.90%, 9/12/2027	2,076,000	1,953,474
Security Description	Principal Amount	Value
3.00%, 2/9/2024	$ 1,381,000	$ 1,353,256
3.00%, 6/20/2027	1,039,000	987,424
3.00%, 11/13/2027	1,799,000	1,708,474
3.20%, 5/13/2025	1,889,000	1,849,954
3.20%, 5/11/2027	1,489,000	1,436,572
3.25%, 2/23/2026	2,128,000	2,075,481
3.35%, 2/9/2027	2,293,000	2,240,674
3.45%, 5/6/2024	3,240,000	3,244,115
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	3,715,000	3,769,447
5.45%, 6/15/2023 (b)	3,174,000	3,321,337
6.02%, 6/15/2026 (b)	4,097,000	4,305,210
DXC Technology Co.:
2.88%, 3/27/2020	407,000	403,939
4.25%, 4/15/2024	444,000	443,774
4.75%, 4/15/2027	235,000	237,470
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	2,445,000	2,457,693
4.40%, 10/15/2022	1,467,000	1,504,526
4.90%, 10/15/2025	2,178,000	2,223,760
HP, Inc.:
3.75%, 12/1/2020	556,000	560,832
4.05%, 9/15/2022	474,000	480,574
4.30%, 6/1/2021	3,000	3,077
4.38%, 9/15/2021	100,000	102,716
IBM Credit LLC:
1.63%, 9/6/2019	1,010,000	997,102
1.80%, 1/20/2021	354,000	343,338
2.20%, 9/8/2022	450,000	430,299
2.65%, 2/5/2021	945,000	935,503
3.00%, 2/6/2023	300,000	295,104
International Business Machines Corp.:
1.63%, 5/15/2020	714,000	697,657
1.88%, 8/1/2022	782,000	739,936
1.90%, 1/27/2020	392,000	386,465
2.25%, 2/19/2021	713,000	698,383
2.50%, 1/27/2022	799,000	780,879
2.88%, 11/9/2022	976,000	958,051
2.90%, 11/1/2021	426,000	422,486
3.30%, 1/27/2027	556,000	542,334
3.38%, 8/1/2023	2,885,000	2,881,076
3.45%, 2/19/2026	1,319,000	1,300,165
3.63%, 2/12/2024	1,378,000	1,389,741
6.22%, 8/1/2027	682,000	804,835
7.00%, 10/30/2025	916,000	1,103,111
8.38%, 11/1/2019	434,000	465,009
NetApp, Inc.:
2.00%, 9/27/2019	371,000	365,902
3.30%, 9/29/2024	494,000	472,965
3.38%, 6/15/2021	617,000	613,076
Seagate HDD Cayman:
4.25%, 3/1/2022 (a)	1,264,000	1,247,378
4.75%, 6/1/2023 (a)	1,308,000	1,294,096
4.75%, 1/1/2025 (a)	1,101,000	1,056,189
4.88%, 3/1/2024 (a)	641,000	623,808

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.88%, 6/1/2027	$ 485,000	$ 450,774
Western Digital Corp. 4.75%, 2/15/2026	1,560,000	1,515,774
		92,659,604
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	798,000	772,177
Series MTN, 1.95%, 2/1/2023	246,000	233,838
Series MTN, 2.10%, 5/1/2023	410,000	389,857
Series MTN, 2.30%, 5/3/2022	725,000	706,389
Series MTN, 2.45%, 11/15/2021	47,000	46,314
Series MTN, 3.25%, 3/15/2024	14,000	14,014
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	289,128
1.80%, 2/7/2020	447,000	439,548
3.15%, 3/15/2027	662,000	637,804
Procter & Gamble Co.:
1.70%, 11/3/2021	638,000	613,545
1.75%, 10/25/2019	739,000	730,295
1.85%, 2/2/2021	255,000	248,350
1.90%, 11/1/2019	630,000	623,561
1.90%, 10/23/2020	797,000	780,630
2.15%, 8/11/2022	1,108,000	1,069,996
2.30%, 2/6/2022	693,000	675,592
2.45%, 11/3/2026	1,010,000	932,785
2.70%, 2/2/2026	420,000	398,420
2.85%, 8/11/2027	656,000	621,776
3.10%, 8/15/2023	2,614,000	2,607,465
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	394,420
1.80%, 5/5/2020	1,111,000	1,089,947
2.00%, 7/28/2026	355,000	316,532
2.10%, 7/30/2020	205,000	201,257
2.20%, 5/5/2022	722,000	695,077
2.60%, 5/5/2024	550,000	526,273
2.75%, 3/22/2021	1,000,000	992,890
2.90%, 5/5/2027	734,000	695,693
3.10%, 7/30/2025	492,000	479,793
3.13%, 3/22/2023 (a)	1,050,000	1,041,652
3.38%, 3/22/2025 (a)	500,000	497,190
3.50%, 3/22/2028 (a)	500,000	498,285
4.25%, 2/10/2021	1,159,000	1,193,526
		21,454,019
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	600,000	577,002
3.50%, 5/26/2022	490,000	479,529
3.50%, 1/15/2025	824,000	773,456
3.65%, 7/21/2027	1,426,000	1,299,528
Security Description	Principal Amount	Value
3.88%, 1/23/2028	$ 500,000	$ 461,135
3.95%, 2/1/2022 (a)	1,140,000	1,135,793
4.13%, 7/3/2023	750,000	746,685
4.25%, 7/1/2020	561,000	567,113
4.50%, 5/15/2021	1,127,000	1,145,982
4.63%, 10/30/2020	1,044,000	1,063,951
4.63%, 7/1/2022	204,000	207,739
5.00%, 10/1/2021	1,147,000	1,182,408
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	324,000	313,859
4.25%, 2/15/2024	100,000	101,900
Air Lease Corp.:
2.13%, 1/15/2020	445,000	436,888
2.50%, 3/1/2021	372,000	361,911
2.63%, 7/1/2022	917,000	875,310
2.75%, 1/15/2023	771,000	733,337
3.00%, 9/15/2023	409,000	387,557
3.25%, 3/1/2025 (a)	1,087,000	1,010,214
3.38%, 6/1/2021	856,000	850,564
3.63%, 4/1/2027	199,000	182,708
3.63%, 12/1/2027	929,000	848,177
3.75%, 2/1/2022	146,000	146,073
3.88%, 4/1/2021	183,000	184,495
3.88%, 7/3/2023	725,000	718,453
4.25%, 9/15/2024	898,000	891,992
4.75%, 3/1/2020	559,000	570,756
Aircastle, Ltd.:
4.13%, 5/1/2024	675,000	646,312
5.00%, 4/1/2023	575,000	577,156
5.13%, 3/15/2021	578,000	591,005
5.50%, 2/15/2022	680,000	697,000
6.25%, 12/1/2019	670,000	692,981
7.63%, 4/15/2020	345,000	364,858
American Express Co.:
2.20%, 10/30/2020	1,597,000	1,560,141
2.50%, 8/1/2022	1,321,000	1,267,539
2.65%, 12/2/2022	933,000	896,790
3.00%, 10/30/2024	1,474,000	1,410,441
3.38%, 5/17/2021	1,550,000	1,551,860
3.40%, 2/27/2023	1,450,000	1,434,456
3.63%, 12/5/2024	426,000	419,695
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	2,856,000	2,819,957
Series GMTN, 2.25%, 8/15/2019	25,000	24,842
Series MTN, 1.70%, 10/30/2019	673,000	662,710
Series MTN, 2.20%, 3/3/2020	1,397,000	1,378,490
Series MTN, 2.25%, 5/5/2021 (a)	2,383,000	2,319,207
Series MTN, 2.38%, 5/26/2020	1,760,000	1,735,554
Series MTN, 2.70%, 3/3/2022 (a)	1,621,000	1,585,144
Series MTN, 3.30%, 5/3/2027	1,169,000	1,127,828
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	507,000	472,575

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.70%, 10/15/2024	$ 695,000	$ 693,457
4.00%, 10/15/2023	629,000	643,102
5.30%, 3/15/2020	332,000	343,975
AXA Financial, Inc. 7.00%, 4/1/2028	155,000	178,473
BlackRock, Inc.:
3.20%, 3/15/2027	416,000	402,210
3.38%, 6/1/2022	605,000	609,864
3.50%, 3/18/2024	2,166,000	2,181,335
4.25%, 5/24/2021	643,000	663,460
Series 2, 5.00%, 12/10/2019	1,008,000	1,039,319
Brookfield Asset Management, Inc. 4.00%, 1/15/2025 (a)	255,000	250,392
Brookfield Finance LLC 4.00%, 4/1/2024	900,000	890,307
Brookfield Finance, Inc.:
3.90%, 1/25/2028	561,000	530,263
4.25%, 6/2/2026	475,000	466,455
Capital One Bank USA NA 3.38%, 2/15/2023	1,444,000	1,406,875
Cboe Global Markets, Inc. 3.65%, 1/12/2027	389,000	375,972
Charles Schwab Corp.:
2.65%, 1/25/2023	768,000	746,580
3.00%, 3/10/2025	346,000	332,842
3.20%, 3/2/2027	421,000	404,147
3.20%, 1/25/2028	535,000	510,882
3.25%, 5/21/2021	665,000	667,514
3.45%, 2/13/2026 (a)	122,000	120,308
3.85%, 5/21/2025	1,050,000	1,062,002
4.45%, 7/22/2020	375,000	385,350
CME Group, Inc.:
3.00%, 9/15/2022	464,000	458,427
3.00%, 3/15/2025	5,460,000	5,274,524
3.75%, 6/15/2028	500,000	504,465
Discover Financial Services:
3.75%, 3/4/2025	325,000	311,373
3.85%, 11/21/2022	907,000	903,000
3.95%, 11/6/2024	703,000	685,622
4.10%, 2/9/2027	791,000	759,708
5.20%, 4/27/2022	275,000	286,729
E*TRADE Financial Corp.:
2.95%, 8/24/2022	470,000	456,267
3.80%, 8/24/2027	500,000	478,635
4.50%, 6/20/2028	750,000	753,345
Eaton Vance Corp. 3.50%, 4/6/2027	472,000	459,166
Franklin Resources, Inc.:
2.80%, 9/15/2022	350,000	341,086
2.85%, 3/30/2025	530,000	501,343
GE Capital International Funding Co.:
2.34%, 11/15/2020	3,817,000	3,730,507
3.37%, 11/15/2025	1,257,000	1,208,329
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (b)	598,000	584,264
Security Description	Principal Amount	Value
HSBC Finance Corp. 6.68%, 1/15/2021	$ 423,000	$ 453,596
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	1,404,000	1,346,998
2.75%, 12/1/2020	1,068,000	1,059,061
3.10%, 9/15/2027	324,000	303,040
3.75%, 12/1/2025	1,560,000	1,555,164
4.00%, 10/15/2023	1,377,000	1,406,427
International Lease Finance Corp.:
4.63%, 4/15/2021	168,000	171,521
5.88%, 8/15/2022	1,341,000	1,424,209
8.25%, 12/15/2020	783,000	862,756
8.63%, 1/15/2022	524,000	601,080
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	219,007
3.75%, 1/15/2026	568,000	561,877
4.00%, 1/30/2024	216,000	217,315
Janus Capital Group, Inc. 4.88%, 8/1/2025	505,000	517,711
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	562,000	580,692
Jefferies Group LLC:
5.13%, 1/20/2023	493,000	512,824
6.45%, 6/8/2027	492,000	529,968
6.88%, 4/15/2021	363,000	391,525
8.50%, 7/15/2019	557,000	587,345
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	806,000	783,529
Lazard Group LLC:
3.63%, 3/1/2027	300,000	281,580
3.75%, 2/13/2025	90,000	87,325
4.25%, 11/14/2020	1,073,000	1,094,363
Legg Mason, Inc. 4.75%, 3/15/2026 (a)	150,000	154,273
Mastercard, Inc.:
2.00%, 11/21/2021	380,000	368,619
2.95%, 11/21/2026	600,000	573,180
3.38%, 4/1/2024	1,280,000	1,277,786
3.50%, 2/26/2028	290,000	287,373
Nasdaq, Inc.:
3.85%, 6/30/2026	598,000	579,121
4.25%, 6/1/2024	1,090,000	1,098,796
5.55%, 1/15/2020	500,000	518,315
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	200,000	197,170
2.30%, 11/15/2019	455,000	451,547
2.30%, 11/1/2020	386,000	378,836
2.35%, 6/15/2020	322,000	317,450
2.40%, 4/25/2022	470,000	453,559
2.70%, 2/15/2023	294,000	285,571
2.85%, 1/27/2025	106,000	101,231
2.95%, 2/7/2024	617,000	595,973
3.05%, 2/15/2022	369,000	365,993
3.05%, 4/25/2027	300,000	284,406
3.40%, 2/7/2028	950,000	924,036

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	$ 321,000	$ 324,611
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	570,000	583,053
Series MTN, 1.50%, 11/1/2019	355,000	349,142
Series MTN, 2.30%, 9/15/2022	475,000	457,055
Series MTN, 2.90%, 3/15/2021	700,000	694,904
Series MTN, 3.25%, 11/1/2025	386,000	375,400
Nomura Holdings, Inc. 6.70%, 3/4/2020	749,000	789,064
ORIX Corp.:
2.90%, 7/18/2022	499,000	484,185
3.25%, 12/4/2024	1,040,000	997,142
3.70%, 7/18/2027	517,000	501,345
Raymond James Financial, Inc. 3.63%, 9/15/2026	302,000	290,352
Stifel Financial Corp.:
3.50%, 12/1/2020	200,000	199,686
4.25%, 7/18/2024	473,000	472,797
Synchrony Financial:
2.70%, 2/3/2020	440,000	435,358
3.00%, 8/15/2019	52,000	51,944
3.70%, 8/4/2026	1,290,000	1,186,774
3.75%, 8/15/2021	600,000	599,466
3.95%, 12/1/2027	965,000	891,052
4.25%, 8/15/2024	539,000	528,430
4.50%, 7/23/2025 (a)	907,000	891,118
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	1,134,000	1,113,305
3.30%, 4/1/2027	1,156,000	1,103,714
5.60%, 12/1/2019	259,000	268,109
Visa, Inc.:
2.15%, 9/15/2022	1,137,000	1,090,554
2.20%, 12/14/2020	2,594,000	2,550,992
2.75%, 9/15/2027	941,000	874,707
2.80%, 12/14/2022	2,052,000	2,015,515
3.15%, 12/14/2025	3,116,000	3,013,733
		122,988,585
ELECTRIC — 4.4%
AEP Texas, Inc. 2.40%, 10/1/2022	402,000	384,827
AEP Transmission Co. LLC 3.10%, 12/1/2026	371,000	355,414
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	31,000	31,132
Series 17A, 2.45%, 3/30/2022	694,000	674,554
Ameren Corp.:
2.70%, 11/15/2020	464,000	458,028
3.65%, 2/15/2026	493,000	478,787
Ameren Illinois Co.:
Security Description	Principal Amount	Value
2.70%, 9/1/2022	$ 150,000	$ 146,058
3.80%, 5/15/2028	750,000	757,012
American Electric Power Co., Inc.:
2.15%, 11/13/2020	808,000	788,050
3.20%, 11/13/2027 (a)	579,000	541,712
Series F, 2.95%, 12/15/2022	550,000	535,453
Appalachian Power Co.:
3.40%, 6/1/2025	150,000	147,082
Series X, 3.30%, 6/1/2027	300,000	287,466
Arizona Public Service Co.:
2.95%, 9/15/2027	522,000	490,586
3.15%, 5/15/2025	175,000	170,032
Avangrid, Inc. 3.15%, 12/1/2024	673,000	645,918
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	344,000	313,518
3.35%, 7/1/2023	305,000	302,386
3.50%, 11/15/2021	1,019,000	1,027,305
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	818,000	801,345
2.40%, 2/1/2020	432,000	428,246
2.80%, 1/15/2023	882,000	859,306
3.50%, 2/1/2025	50,000	49,709
3.75%, 11/15/2023	550,000	556,457
Black Hills Corp.:
3.95%, 1/15/2026	463,000	457,291
4.25%, 11/30/2023	145,000	147,307
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	30,000	28,841
2.25%, 8/1/2022	76,000	72,689
Series AA, 3.00%, 2/1/2027	566,000	536,387
Series Z, 2.40%, 9/1/2026	575,000	525,234
CenterPoint Energy, Inc. 2.50%, 9/1/2022	662,000	635,705
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	732,000	691,052
CMS Energy Corp.:
3.00%, 5/15/2026	325,000	305,497
3.45%, 8/15/2027	707,000	674,881
5.05%, 3/15/2022	200,000	209,504
6.25%, 2/1/2020	140,000	146,262
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	282,357
3.40%, 9/1/2021	180,000	180,770
4.00%, 8/1/2020	96,000	97,695
Series 122, 2.95%, 8/15/2027	555,000	522,988
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	280,000	270,449
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	750,000	754,530
4.45%, 6/15/2020	70,000	71,766
Series B, 3.13%, 11/15/2027	742,000	707,898
Consolidated Edison, Inc.:
2.00%, 5/15/2021	702,000	677,402
Series A, 2.00%, 3/15/2020	328,000	321,860

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Consumers Energy Co.:
2.85%, 5/15/2022	$ 174,000	$ 171,150
3.38%, 8/15/2023	200,000	199,912
5.65%, 4/15/2020	35,000	36,606
Delmarva Power & Light Co. 3.50%, 11/15/2023	335,000	334,709
Dominion Energy, Inc.:
2.50%, 12/1/2019	1,562,000	1,548,817
2.58%, 7/1/2020	1,253,000	1,235,107
3.63%, 12/1/2024	929,000	911,516
3.90%, 10/1/2025	699,000	689,060
4.10%, 4/1/2021 (d)	699,000	708,891
4.25%, 6/1/2028	825,000	825,817
4.45%, 3/15/2021	416,000	426,625
5.20%, 8/15/2019	201,000	205,681
Series B, 1.60%, 8/15/2019	35,000	34,454
Series B, 2.75%, 1/15/2022	370,000	359,921
Series B, 2.75%, 9/15/2022	603,000	582,806
Series C, 2.00%, 8/15/2021	952,000	911,112
Series D, 2.85%, 8/15/2026	678,000	615,977
DTE Electric Co.:
3.45%, 10/1/2020	332,000	334,128
3.65%, 3/15/2024	662,000	666,257
DTE Energy Co.:
1.50%, 10/1/2019	701,000	687,288
2.40%, 12/1/2019	497,000	491,513
2.85%, 10/1/2026	874,000	797,586
3.80%, 3/15/2027	335,000	327,982
Series B, 3.30%, 6/15/2022	421,000	416,091
Series F, 3.85%, 12/1/2023	351,000	352,541
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	520,000	502,876
2.95%, 12/1/2026	390,000	369,845
3.05%, 3/15/2023	891,000	882,437
3.90%, 6/15/2021	584,000	595,908
4.30%, 6/15/2020	19,000	19,459
Duke Energy Corp.:
1.80%, 9/1/2021	1,429,000	1,366,667
2.40%, 8/15/2022	957,000	920,031
2.65%, 9/1/2026	916,000	826,461
3.05%, 8/15/2022	685,000	673,971
3.15%, 8/15/2027 (a)	185,000	172,105
3.55%, 9/15/2021	133,000	133,634
3.75%, 4/15/2024	413,000	411,534
3.95%, 10/15/2023	433,000	437,936
5.05%, 9/15/2019	589,000	602,535
Duke Energy Florida LLC:
2.10%, 12/15/2019	312,000	310,150
3.10%, 8/15/2021	229,000	228,689
3.20%, 1/15/2027 (a)	513,000	493,896
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	235,205
Duke Energy Indiana LLC 3.75%, 7/15/2020	342,000	346,381
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	50,000	50,729
Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.80%, 5/15/2022	$ 230,000	$ 226,745
3.00%, 9/15/2021	139,000	138,062
3.25%, 8/15/2025	806,000	789,042
Edison International:
2.13%, 4/15/2020	521,000	510,768
2.40%, 9/15/2022	450,000	428,850
2.95%, 3/15/2023	215,000	206,742
4.13%, 3/15/2028	250,000	246,160
Emera US Finance L.P.:
2.70%, 6/15/2021	2,011,000	1,957,065
3.55%, 6/15/2026	1,906,000	1,798,921
Enel Americas SA 4.00%, 10/25/2026	385,000	365,496
Enel Chile SA 4.88%, 6/12/2028	1,000,000	1,008,120
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	49,679
Entergy Arkansas, Inc.:
3.50%, 4/1/2026	469,000	462,598
3.70%, 6/1/2024	300,000	302,538
3.75%, 2/15/2021	200,000	202,378
Entergy Corp.:
2.95%, 9/1/2026	1,005,000	920,108
4.00%, 7/15/2022	634,000	642,280
5.13%, 9/15/2020	520,000	536,734
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	515,000	566,979
Entergy Louisiana LLC:
2.40%, 10/1/2026	817,000	740,316
3.12%, 9/1/2027	335,000	316,930
4.05%, 9/1/2023	276,000	282,434
Eversource Energy:
2.50%, 3/15/2021	1,145,000	1,122,524
2.80%, 5/1/2023	150,000	144,921
4.50%, 11/15/2019	672,000	684,331
Series H, 3.15%, 1/15/2025	220,000	213,525
Series K, 2.75%, 3/15/2022	424,000	414,350
Series L, 2.90%, 10/1/2024	312,000	296,263
Series M, 3.30%, 1/15/2028	595,000	565,524
Exelon Corp.:
2.45%, 4/15/2021	375,000	364,620
2.85%, 6/15/2020	671,000	665,538
3.40%, 4/15/2026	754,000	717,755
3.50%, 6/1/2022	475,000	469,993
3.95%, 6/15/2025	798,000	793,308
5.15%, 12/1/2020	447,000	462,086
Exelon Generation Co. LLC:
2.95%, 1/15/2020	853,000	849,818
3.40%, 3/15/2022	450,000	447,174
4.00%, 10/1/2020	385,000	390,432
4.25%, 6/15/2022	1,038,000	1,062,144
5.20%, 10/1/2019	396,000	405,983
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	910,000	882,882
Series B, 3.90%, 7/15/2027	2,650,000	2,573,812

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series B, 4.25%, 3/15/2023	$ 908,000	$ 921,396
Florida Power & Light Co.:
2.75%, 6/1/2023	236,000	230,452
3.13%, 12/1/2025	360,000	350,827
3.25%, 6/1/2024	376,000	372,857
Fortis, Inc.:
3.06%, 10/4/2026	1,013,000	924,758
2.10%, 10/4/2021	584,000	557,115
Georgia Power Co.:
2.00%, 3/30/2020	772,000	758,683
2.40%, 4/1/2021	514,000	502,610
2.85%, 5/15/2022	425,000	415,824
3.25%, 4/1/2026	370,000	354,638
3.25%, 3/30/2027	375,000	355,200
4.25%, 12/1/2019	345,000	350,969
Series C, 2.00%, 9/8/2020	532,000	520,711
Great Plains Energy, Inc. 4.85%, 6/1/2021	301,000	308,986
Gulf Power Co. Series A, 3.30%, 5/30/2027	450,000	433,305
Iberdrola International B.V. 5.81%, 3/15/2025	10,000	11,033
Indiana Michigan Power Co. 3.85%, 5/15/2028	750,000	749,018
Interstate Power & Light Co. 3.25%, 12/1/2024	409,000	398,939
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	130,000	125,329
ITC Holdings Corp.:
2.70%, 11/15/2022	565,000	543,660
3.25%, 6/30/2026	642,000	603,217
3.35%, 11/15/2027	492,000	460,482
3.65%, 6/15/2024	225,000	221,773
Kansas City Power & Light Co.:
3.15%, 3/15/2023	101,000	98,296
3.65%, 8/15/2025	200,000	197,776
Kentucky Utilities Co. 3.25%, 11/1/2020	4,000	4,015
LG&E & KU Energy LLC 3.75%, 11/15/2020	819,000	826,305
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	300,000	292,524
MidAmerican Energy Co.:
3.10%, 5/1/2027	620,000	596,353
3.50%, 10/15/2024	449,000	451,119
Mississippi Power Co. 3.95%, 3/30/2028	950,000	940,225
Nevada Power Co. Series BB, 2.75%, 4/15/2020	805,000	802,472
NextEra Energy Capital Holdings, Inc.:
2.70%, 9/15/2019	119,000	118,442
2.80%, 1/15/2023 (a)	1,442,000	1,394,169
3.55%, 5/1/2027	1,566,000	1,505,396
4.50%, 6/1/2021	100,000	102,640
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	737,000	687,577
Security Description	Principal Amount	Value
Northern States Power Co.:
2.15%, 8/15/2022	$ 526,000	$ 502,277
2.20%, 8/15/2020	193,000	190,032
2.60%, 5/15/2023	576,000	556,116
NSTAR Electric Co.:
2.38%, 10/15/2022	575,000	552,086
3.20%, 5/15/2027	620,000	594,952
NV Energy, Inc. 6.25%, 11/15/2020	594,000	634,344
Ohio Power Co. Series M, 5.38%, 10/1/2021	468,000	498,729
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	300,000	287,853
4.10%, 6/1/2022	150,000	153,648
7.00%, 9/1/2022	698,000	793,424
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	218,000	202,134
2.95%, 3/1/2026	930,000	828,686
3.25%, 6/15/2023	304,000	289,791
3.30%, 3/15/2027	605,000	546,019
3.30%, 12/1/2027 (a)	507,000	455,347
3.40%, 8/15/2024	1,022,000	960,149
3.50%, 10/1/2020	465,000	459,945
3.50%, 6/15/2025	311,000	290,026
3.75%, 2/15/2024	400,000	385,548
3.85%, 11/15/2023	50,000	48,721
4.25%, 5/15/2021	25,000	25,018
PacifiCorp:
2.95%, 2/1/2022	300,000	297,630
3.60%, 4/1/2024	265,000	266,662
3.85%, 6/15/2021	471,000	480,241
PECO Energy Co.:
2.38%, 9/15/2022	193,000	187,052
3.15%, 10/15/2025	375,000	363,833
Pinnacle West Capital Corp. 2.25%, 11/30/2020	341,000	332,161
PNM Resources, Inc. 3.25%, 3/9/2021	550,000	545,666
Potomac Electric Power Co. 3.60%, 3/15/2024	504,000	505,860
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	918,000	854,713
3.40%, 6/1/2023	506,000	495,647
3.50%, 12/1/2022	459,000	453,671
3.95%, 3/15/2024	568,000	569,295
4.20%, 6/15/2022	452,000	458,821
PPL Electric Utilities Corp. 3.00%, 9/15/2021	100,000	99,482
Progress Energy, Inc.:
3.15%, 4/1/2022	1,108,000	1,092,843
4.40%, 1/15/2021	586,000	598,951
4.88%, 12/1/2019	401,000	410,724
PSEG Power LLC:
3.00%, 6/15/2021	517,000	511,685
3.85%, 6/1/2023	1,300,000	1,296,269
5.13%, 4/15/2020	130,000	133,988
Public Service Co. of Colorado:

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
2.25%, 9/15/2022	$ 380,000	$ 363,732
3.70%, 6/15/2028	525,000	528,040
Public Service Co. of New Hampshire 3.50%, 11/1/2023	205,000	205,515
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	250,000	242,558
Series MTN, 2.25%, 9/15/2026	522,000	471,643
Series MTN, 2.38%, 5/15/2023	125,000	119,329
Series MTN, 3.00%, 5/15/2025	615,000	593,057
Series MTN, 3.00%, 5/15/2027	400,000	380,360
Series MTN, 3.70%, 5/1/2028	425,000	427,129
Public Service Enterprise Group, Inc.:
1.60%, 11/15/2019	1,107,000	1,083,443
2.00%, 11/15/2021	318,000	302,478
2.65%, 11/15/2022	702,000	675,619
Puget Energy, Inc.:
3.65%, 5/15/2025	772,000	750,847
5.63%, 7/15/2022	150,000	159,449
6.00%, 9/1/2021	475,000	508,887
6.50%, 12/15/2020	300,000	320,910
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	517,000	475,976
3.00%, 8/15/2021	146,000	145,020
Series NNN, 3.60%, 9/1/2023	205,000	206,027
Sempra Energy:
1.63%, 10/7/2019	494,000	484,619
2.40%, 2/1/2020	1,166,000	1,150,819
2.40%, 3/15/2020	768,000	756,879
2.85%, 11/15/2020	581,000	573,511
2.88%, 10/1/2022	285,000	276,436
2.90%, 2/1/2023	999,000	965,853
3.25%, 6/15/2027	1,404,000	1,308,177
3.40%, 2/1/2028	322,000	301,978
3.55%, 6/15/2024	226,000	222,142
3.75%, 11/15/2025	120,000	117,944
4.05%, 12/1/2023	297,000	300,831
Sierra Pacific Power Co. 2.60%, 5/1/2026	862,000	796,428
Southern California Edison Co.:
1.85%, 2/1/2022	272,572	265,316
3.88%, 6/1/2021	375,000	381,352
Series A, 2.90%, 3/1/2021	1,000,000	992,130
Series B, 2.40%, 2/1/2022	730,000	705,282
Series B, 3.65%, 3/1/2028	450,000	442,850
Series C, 3.50%, 10/1/2023	19,000	19,028
Series D, 3.40%, 6/1/2023	750,000	746,917
Southern Co.:
2.15%, 9/1/2019	100,000	99,133
2.35%, 7/1/2021	246,000	239,277
2.75%, 6/15/2020	595,000	590,032
Security Description	Principal Amount	Value
2.95%, 7/1/2023	$ 3,162,000	$ 3,051,773
3.25%, 7/1/2026	1,744,000	1,637,843
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	492,000	507,183
Southern Power Co.:
4.15%, 12/1/2025	654,000	655,256
Series 15B, 2.38%, 6/1/2020	670,000	659,856
Series D, 1.95%, 12/15/2019	385,000	378,751
Series E, 2.50%, 12/15/2021	517,000	500,182
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	997,000	914,219
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	163,840
TECO Finance, Inc. 5.15%, 3/15/2020	604,000	621,522
TransAlta Corp. 4.50%, 11/15/2022	444,000	439,422
Tucson Electric Power Co. 3.05%, 3/15/2025	162,000	151,611
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	204,680
Union Electric Co.:
2.95%, 6/15/2027	354,000	334,640
3.50%, 4/15/2024	175,000	175,252
Virginia Electric & Power Co.:
2.95%, 1/15/2022	20,000	19,805
3.45%, 9/1/2022	39,000	39,134
3.45%, 2/15/2024	403,000	399,994
Series A, 3.10%, 5/15/2025 (a)	379,000	365,500
Series A, 3.15%, 1/15/2026	480,000	461,309
Series A, 3.50%, 3/15/2027	699,000	686,110
Series A, 3.80%, 4/1/2028	250,000	249,135
Series B, 2.95%, 11/15/2026	367,000	345,714
Series C, 2.75%, 3/15/2023	635,000	615,956
WEC Energy Group, Inc.:
2.45%, 6/15/2020	287,000	283,028
3.38%, 6/15/2021	835,000	838,248
3.55%, 6/15/2025	400,000	393,552
Westar Energy, Inc.:
2.55%, 7/1/2026	433,000	399,737
3.10%, 4/1/2027	520,000	495,222
Wisconsin Electric Power Co. 2.95%, 9/15/2021	510,000	506,649
Wisconsin Power & Light Co. 3.05%, 10/15/2027	150,000	141,712
Xcel Energy, Inc.:
2.40%, 3/15/2021	511,000	498,486
2.60%, 3/15/2022	647,000	628,231
3.30%, 6/1/2025	475,000	459,135
3.35%, 12/1/2026	863,000	830,879
4.00%, 6/15/2028 (a)	600,000	601,470
4.70%, 5/15/2020	564,000	576,053
		146,853,844

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	$ 117,000	$ 121,512
Emerson Electric Co.:
2.63%, 12/1/2021	832,000	816,866
2.63%, 2/15/2023	538,000	520,725
3.15%, 6/1/2025	200,000	194,650
4.88%, 10/15/2019	401,000	411,085
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	522,536
3.35%, 3/1/2026	388,000	372,034
3.50%, 2/15/2028	1,000,000	954,200
		3,913,608
ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	295,000	269,249
3.20%, 10/1/2022	127,000	124,484
3.88%, 7/15/2023	1,002,000	998,363
5.00%, 7/15/2020	636,000	657,115
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	650,000	614,809
3.55%, 10/1/2027	602,000	558,036
Amphenol Corp.:
2.20%, 4/1/2020	641,000	631,238
3.13%, 9/15/2021	420,000	417,673
3.20%, 4/1/2024	340,000	327,039
4.00%, 2/1/2022	142,000	144,748
Arrow Electronics, Inc.:
3.25%, 9/8/2024	1,159,000	1,083,839
3.50%, 4/1/2022	290,000	286,259
3.88%, 1/12/2028 (a)	500,000	473,090
4.00%, 4/1/2025	641,000	627,904
4.50%, 3/1/2023	110,000	111,470
Avnet, Inc.:
4.63%, 4/15/2026 (a)	540,000	534,254
4.88%, 12/1/2022	575,000	590,508
5.88%, 6/15/2020	38,000	39,636
Corning, Inc.:
2.90%, 5/15/2022	378,000	372,220
4.25%, 8/15/2020	25,000	25,473
Flex, Ltd.:
4.63%, 2/15/2020	1,496,000	1,516,174
4.75%, 6/15/2025	456,000	462,576
5.00%, 2/15/2023	713,000	730,490
FLIR Systems, Inc. 3.13%, 6/15/2021	180,000	178,198
Fortive Corp.:
2.35%, 6/15/2021	603,000	584,446
3.15%, 6/15/2026	582,000	540,812
Honeywell International, Inc.:
1.40%, 10/30/2019	621,000	610,319
1.80%, 10/30/2019	758,000	749,071
1.85%, 11/1/2021	1,597,000	1,530,996
2.50%, 11/1/2026 (a)	1,555,000	1,436,369
3.35%, 12/1/2023	118,000	118,940
Security Description	Principal Amount	Value
4.25%, 3/1/2021	$ 709,000	$ 730,369
Jabil, Inc.:
3.95%, 1/12/2028 (a)	498,000	475,565
4.70%, 9/15/2022	792,000	815,958
5.63%, 12/15/2020	41,000	42,724
Keysight Technologies, Inc.:
3.30%, 10/30/2019	275,000	274,282
4.55%, 10/30/2024	381,000	386,033
4.60%, 4/6/2027	755,000	759,885
Legrand France SA 8.50%, 2/15/2025	375,000	465,446
PerkinElmer, Inc. 5.00%, 11/15/2021	675,000	702,493
Tech Data Corp.:
3.70%, 2/15/2022	300,000	293,496
4.95%, 2/15/2027 (a)	805,000	795,694
Trimble, Inc.:
4.15%, 6/15/2023	550,000	551,606
4.75%, 12/1/2024	474,000	484,286
4.90%, 6/15/2028	750,000	749,775
Tyco Electronics Group SA:
3.13%, 8/15/2027	477,000	446,482
3.45%, 8/1/2024	557,000	545,944
3.50%, 2/3/2022	122,000	122,432
3.70%, 2/15/2026	785,000	774,826
		26,763,094
ENGINEERING & CONSTRUCTION — 0.0% (e)
Fluor Corp.:
3.38%, 9/15/2021	919,000	919,009
3.50%, 12/15/2024	195,000	190,308
		1,109,317
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026 (a)	475,000	440,092
3.20%, 3/15/2025	1,098,000	1,059,943
3.38%, 11/15/2027	551,000	522,205
3.55%, 6/1/2022	522,000	524,036
3.95%, 5/15/2028	1,000,000	989,200
4.75%, 5/15/2023	856,000	896,189
5.00%, 3/1/2020	705,000	726,439
5.25%, 11/15/2021	150,000	158,913
5.50%, 9/15/2019	869,000	894,583
Waste Management Holdings, Inc. 7.10%, 8/1/2026	100,000	120,575
Waste Management, Inc.:
2.40%, 5/15/2023	250,000	238,023
2.90%, 9/15/2022	142,000	139,610
3.13%, 3/1/2025	152,000	146,495
3.15%, 11/15/2027	942,000	887,656
3.50%, 5/15/2024	225,000	222,793
4.60%, 3/1/2021	210,000	216,810

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.75%, 6/30/2020	$ 1,445,000	$ 1,493,147
		9,676,709
FOOD — 1.7%
Campbell Soup Co.:
2.50%, 8/2/2022	350,000	332,325
3.30%, 3/15/2021	665,000	662,187
3.30%, 3/19/2025	574,000	533,550
3.65%, 3/15/2023	908,000	891,138
3.95%, 3/15/2025	1,002,000	967,231
4.15%, 3/15/2028 (a)	430,000	409,558
4.25%, 4/15/2021	250,000	254,190
Conagra Brands, Inc. 3.20%, 1/25/2023	930,000	895,153
Flowers Foods, Inc.:
3.50%, 10/1/2026	457,000	430,266
4.38%, 4/1/2022	200,000	204,522
General Mills, Inc.:
2.20%, 10/21/2019	323,000	319,476
2.60%, 10/12/2022	1,252,000	1,199,128
3.15%, 12/15/2021	1,447,000	1,431,749
3.20%, 4/16/2021	200,000	199,018
3.20%, 2/10/2027 (a)	273,000	249,986
3.65%, 2/15/2024	146,000	143,963
3.70%, 10/17/2023 (a)	674,000	666,889
4.00%, 4/17/2025	670,000	660,171
4.20%, 4/17/2028 (a)	625,000	610,869
Hershey Co.:
2.30%, 8/15/2026	393,000	355,555
2.90%, 5/15/2020	750,000	749,085
3.10%, 5/15/2021	415,000	415,901
3.20%, 8/21/2025	525,000	512,153
3.38%, 5/15/2023	1,000,000	1,001,500
4.13%, 12/1/2020	80,000	82,042
Ingredion, Inc.:
3.20%, 10/1/2026	330,000	307,497
4.63%, 11/1/2020	100,000	102,990
JM Smucker Co.:
2.20%, 12/6/2019	1,147,000	1,134,739
2.50%, 3/15/2020	833,000	823,196
3.00%, 3/15/2022	452,000	442,332
3.38%, 12/15/2027	600,000	557,850
3.50%, 10/15/2021 (a)	305,000	306,440
3.50%, 3/15/2025	831,000	795,732
Kellogg Co.:
2.65%, 12/1/2023	732,000	696,388
3.13%, 5/17/2022	313,000	308,267
3.25%, 5/14/2021	575,000	575,357
3.25%, 4/1/2026	934,000	874,878
3.40%, 11/15/2027	766,000	711,943
4.00%, 12/15/2020	828,000	845,090
4.15%, 11/15/2019	225,000	228,143
4.30%, 5/15/2028	550,000	542,955
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	965,000	957,598
3.00%, 6/1/2026 (a)	2,369,000	2,136,957
3.38%, 6/15/2021	535,000	536,444
3.50%, 6/6/2022	1,434,000	1,419,474
Security Description	Principal Amount	Value
3.50%, 7/15/2022	$ 1,175,000	$ 1,161,029
3.95%, 7/15/2025 (a)	1,819,000	1,771,906
4.00%, 6/15/2023	2,250,000	2,245,275
5.38%, 2/10/2020	773,000	799,444
Kroger Co.:
2.60%, 2/1/2021	430,000	421,671
2.65%, 10/15/2026 (a)	956,000	850,018
2.80%, 8/1/2022	520,000	504,098
2.95%, 11/1/2021 (a)	524,000	516,407
3.30%, 1/15/2021	572,000	571,239
3.40%, 4/15/2022	564,000	560,751
3.50%, 2/1/2026	793,000	755,015
3.70%, 8/1/2027 (a)	422,000	403,056
3.85%, 8/1/2023	601,000	604,275
4.00%, 2/1/2024	186,000	186,565
6.15%, 1/15/2020	620,000	647,435
Series GMTN, 1.50%, 9/30/2019	724,000	710,208
McCormick & Co., Inc.:
2.70%, 8/15/2022	907,000	875,346
3.15%, 8/15/2024	925,000	883,856
3.40%, 8/15/2027	335,000	316,890
Mondelez International, Inc.:
3.00%, 5/7/2020	1,000,000	997,470
3.63%, 5/7/2023 (a)	750,000	747,022
4.00%, 2/1/2024	321,000	323,870
4.13%, 5/7/2028 (a)	600,000	593,760
Sysco Corp.:
2.50%, 7/15/2021	573,000	559,678
2.60%, 10/1/2020	684,000	676,934
2.60%, 6/12/2022	575,000	556,566
3.25%, 7/15/2027	965,000	904,736
3.30%, 7/15/2026	779,000	739,505
3.55%, 3/15/2025	950,000	931,941
3.75%, 10/1/2025	759,000	750,036
Tyson Foods, Inc.:
2.25%, 8/23/2021	1,119,000	1,078,794
2.65%, 8/15/2019	120,000	119,525
3.55%, 6/2/2027	1,357,000	1,282,976
3.95%, 8/15/2024	1,305,000	1,302,494
4.50%, 6/15/2022	991,000	1,019,491
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	42,090
		55,893,247
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	742,000	691,952
4.50%, 8/1/2024	350,000	349,643
Domtar Corp. 4.40%, 4/1/2022	179,000	182,446
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	1,137,000	1,049,701
5.25%, 5/12/2024	200,000	201,516
5.50%, 1/17/2027	767,000	761,570

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Georgia-Pacific LLC 8.00%, 1/15/2024	$ 147,000	$ 177,361
International Paper Co.:
3.00%, 2/15/2027 (a)	1,769,000	1,602,608
3.65%, 6/15/2024	735,000	725,416
3.80%, 1/15/2026	13,000	12,643
4.75%, 2/15/2022	697,000	723,026
7.50%, 8/15/2021	239,000	266,036
		6,743,918
GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	690,000	653,423
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	750,000	741,540
4.00%, 4/1/2028	375,000	369,056
4.50%, 1/15/2021	327,000	334,119
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	125,000	123,950
2.80%, 11/15/2020	1,402,000	1,385,218
3.60%, 12/15/2024	467,000	461,569
National Fuel Gas Co.:
3.75%, 3/1/2023	581,000	572,401
3.95%, 9/15/2027	325,000	307,713
4.90%, 12/1/2021	387,000	398,761
5.20%, 7/15/2025	325,000	334,019
NiSource, Inc.:
2.65%, 11/17/2022	982,000	947,925
3.49%, 5/15/2027	948,000	908,080
3.65%, 6/15/2023 (b)	775,000	776,100
ONE Gas, Inc. 3.61%, 2/1/2024	533,000	532,765
Southern California Gas Co.:
3.15%, 9/15/2024	555,000	543,584
3.20%, 6/15/2025	155,000	151,252
Series TT, 2.60%, 6/15/2026	641,000	593,585
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	423,000	397,654
3.25%, 6/15/2026	622,000	588,711
3.50%, 9/15/2021	368,000	366,903
Southwest Gas Corp. 3.70%, 4/1/2028	900,000	892,107
		12,380,435
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.65%, 11/1/2019	549,000	548,923
4.63%, 6/15/2028	675,000	673,610
Snap-on, Inc. 3.25%, 3/1/2027	455,000	439,812
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	757,000	742,284
3.40%, 12/1/2021	492,000	493,353
		2,897,982
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.9%
Abbott Laboratories:
2.00%, 3/15/2020	$ 588,000	$ 578,310
2.35%, 11/22/2019	364,000	361,863
2.55%, 3/15/2022	828,000	802,465
2.80%, 9/15/2020	843,000	836,340
2.90%, 11/30/2021	2,428,000	2,389,953
2.95%, 3/15/2025	926,000	877,265
3.25%, 4/15/2023 (a)	1,017,000	1,002,732
3.40%, 11/30/2023	1,567,000	1,546,410
3.75%, 11/30/2026	1,567,000	1,539,499
3.88%, 9/15/2025	517,000	514,761
4.13%, 5/27/2020	706,000	719,153
Baxter International, Inc.:
1.70%, 8/15/2021	460,000	437,846
2.60%, 8/15/2026	810,000	739,303
Becton Dickinson and Co.:
2.40%, 6/5/2020	1,043,000	1,023,600
2.68%, 12/15/2019	910,000	903,557
2.89%, 6/6/2022	1,567,000	1,511,058
3.13%, 11/8/2021	1,066,000	1,050,809
3.25%, 11/12/2020	893,000	887,972
3.36%, 6/6/2024	1,102,000	1,058,207
3.70%, 6/6/2027	2,284,000	2,163,862
3.73%, 12/15/2024	1,462,000	1,427,716
Boston Scientific Corp.:
2.85%, 5/15/2020	877,000	870,124
3.38%, 5/15/2022	499,000	493,406
3.85%, 5/15/2025	1,112,000	1,101,069
4.00%, 3/1/2028	503,000	491,984
4.13%, 10/1/2023	396,000	402,423
6.00%, 1/15/2020	939,000	977,133
Covidien International Finance SA:
2.95%, 6/15/2023	33,000	32,304
3.20%, 6/15/2022	544,000	540,399
4.20%, 6/15/2020	575,000	587,731
Danaher Corp.:
2.40%, 9/15/2020	514,000	507,621
3.35%, 9/15/2025	486,000	478,307
Edwards Lifesciences Corp. 4.30%, 6/15/2028	750,000	750,533
Life Technologies Corp.:
5.00%, 1/15/2021	630,000	651,061
6.00%, 3/1/2020	1,082,000	1,127,228
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (a)	1,007,000	980,788
Medtronic, Inc.:
2.50%, 3/15/2020	2,194,000	2,178,050
2.75%, 4/1/2023	299,000	291,537
3.13%, 3/15/2022	967,000	960,260
3.15%, 3/15/2022	3,957,000	3,925,621
3.50%, 3/15/2025	3,894,000	3,848,324
3.63%, 3/15/2024	868,000	871,055
4.13%, 3/15/2021	693,000	708,558
Stryker Corp.:

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
2.63%, 3/15/2021	$ 940,000	$ 922,760
3.38%, 5/15/2024	160,000	157,075
3.38%, 11/1/2025	464,000	446,670
3.50%, 3/15/2026	900,000	874,044
3.65%, 3/7/2028	650,000	634,244
4.38%, 1/15/2020	120,000	122,314
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	818,000	756,797
3.00%, 4/15/2023	997,000	970,420
3.15%, 1/15/2023	1,180,000	1,154,311
3.20%, 8/15/2027	980,000	917,133
3.30%, 2/15/2022	581,000	577,967
3.60%, 8/15/2021	858,000	862,985
3.65%, 12/15/2025	630,000	616,984
4.15%, 2/1/2024	975,000	990,698
4.50%, 3/1/2021	506,000	522,197
4.70%, 5/1/2020	300,000	308,358
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	959,000	949,995
3.15%, 4/1/2022	1,055,000	1,036,200
3.38%, 11/30/2021	233,000	231,010
3.55%, 4/1/2025	2,575,000	2,460,026
3.70%, 3/19/2023	450,000	447,237
4.63%, 11/30/2019	147,000	149,922
		61,257,544
HEALTH CARE SERVICES — 1.6%
Aetna, Inc.:
2.75%, 11/15/2022	1,040,000	998,421
2.80%, 6/15/2023	1,295,000	1,234,653
3.50%, 11/15/2024	802,000	779,384
4.13%, 6/1/2021	142,000	144,530
Anthem, Inc.:
2.50%, 11/21/2020	1,310,000	1,287,573
2.95%, 12/1/2022 (a)	719,000	698,717
3.13%, 5/15/2022	555,000	546,714
3.30%, 1/15/2023	1,015,000	989,026
3.35%, 12/1/2024	671,000	647,736
3.50%, 8/15/2024	702,000	684,675
3.65%, 12/1/2027	1,530,000	1,449,032
3.70%, 8/15/2021	332,000	334,377
4.10%, 3/1/2028 (a)	1,201,000	1,175,527
4.35%, 8/15/2020	873,000	893,262
Catholic Health Initiatives 2.95%, 11/1/2022	370,000	356,650
Cigna Corp.:
3.05%, 10/15/2027	968,000	871,219
3.25%, 4/15/2025	1,069,000	1,005,790
4.00%, 2/15/2022	587,000	595,124
4.50%, 3/15/2021	300,000	306,258
5.13%, 6/15/2020	200,000	206,764
Coventry Health Care, Inc. 5.45%, 6/15/2021	839,000	882,628
Dignity Health 2.64%, 11/1/2019	517,000	513,029
Security Description	Principal Amount	Value
Howard Hughes Medical Institute 3.50%, 9/1/2023	$ 828,000	$ 836,785
Humana, Inc.:
2.50%, 12/15/2020	944,000	926,904
2.63%, 10/1/2019	1,077,000	1,070,990
2.90%, 12/15/2022	1,070,000	1,040,447
3.15%, 12/1/2022	141,000	138,516
3.85%, 10/1/2024	2,187,000	2,184,288
3.95%, 3/15/2027	250,000	245,908
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	889,000	853,600
3.50%, 4/1/2022	278,000	279,857
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	203,000	201,411
3.20%, 2/1/2022	446,000	441,424
3.25%, 9/1/2024	793,000	765,197
3.60%, 2/1/2025	742,000	724,496
3.60%, 9/1/2027	592,000	563,063
3.75%, 8/23/2022	1,058,000	1,064,284
4.00%, 11/1/2023	375,000	379,511
4.63%, 11/15/2020	52,000	53,425
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	390,000	363,577
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	375,000	369,563
3.45%, 6/1/2026 (a)	1,199,000	1,146,220
3.50%, 3/30/2025	1,028,000	990,519
4.25%, 4/1/2024	21,000	21,333
4.70%, 4/1/2021	279,000	287,864
4.75%, 1/30/2020	285,000	291,780
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	250,000	251,335
Series A, 3.82%, 6/1/2027	506,000	503,855
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	1,130,000	1,103,253
2.13%, 3/15/2021	797,000	776,924
2.30%, 12/15/2019	584,000	579,556
2.38%, 10/15/2022	1,120,000	1,075,144
2.70%, 7/15/2020	1,162,000	1,155,191
2.75%, 2/15/2023	820,000	794,432
2.88%, 12/15/2021	464,000	458,966
2.88%, 3/15/2022	974,000	960,500
2.88%, 3/15/2023	606,000	590,505
2.95%, 10/15/2027	761,000	710,705
3.10%, 3/15/2026	951,000	908,386
3.15%, 6/15/2021	1,250,000	1,252,038
3.35%, 7/15/2022	719,000	720,495
3.38%, 11/15/2021	1,065,000	1,071,955
3.38%, 4/15/2027	12,000	11,626
3.45%, 1/15/2027	888,000	865,685
3.50%, 6/15/2023	1,000,000	1,002,110
3.75%, 7/15/2025	3,506,000	3,505,614
3.85%, 6/15/2028	1,350,000	1,356,196
3.88%, 10/15/2020	240,000	243,874

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.70%, 2/15/2021	$ 300,000	$ 310,965
		52,051,361
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	401,000	392,735
4.00%, 2/15/2020	1,260,000	1,276,442
4.38%, 9/15/2022	100,000	102,303
4.75%, 2/15/2023	221,000	228,099
5.75%, 8/15/2023	15,000	16,156
NVR, Inc. 3.95%, 9/15/2022	916,000	922,421
		2,938,156
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.40%, 8/15/2022	100,000	98,619
3.50%, 11/15/2027	842,000	793,038
3.80%, 11/15/2024	25,000	24,523
Whirlpool Corp.:
3.70%, 5/1/2025	350,000	344,211
4.00%, 3/1/2024	250,000	252,118
Series MTN, 4.85%, 6/15/2021	93,000	96,598
		1,609,107
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	2,000	1,986
2.45%, 8/1/2022	965,000	924,431
2.88%, 10/1/2022	329,000	321,420
3.15%, 8/1/2027	475,000	440,985
Clorox Co.:
3.05%, 9/15/2022	9,000	8,890
3.10%, 10/1/2027	1,000,000	939,600
3.50%, 12/15/2024	125,000	123,979
3.80%, 11/15/2021	275,000	279,521
3.90%, 5/15/2028 (a)	750,000	744,832
Kimberly-Clark Corp.:
2.40%, 3/1/2022	25,000	24,318
2.75%, 2/15/2026	550,000	517,776
3.05%, 8/15/2025	455,000	440,131
		4,767,869
HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	596,000	592,305
3.15%, 4/1/2021	2,735,000	2,710,357
3.85%, 4/1/2023	1,958,000	1,928,943
3.90%, 11/1/2025	713,000	676,081
4.00%, 12/1/2024	347,000	341,705
4.20%, 4/1/2026	993,000	959,824
4.70%, 8/15/2020	3,000	3,065
Tupperware Brands Corp. 4.75%, 6/1/2021	374,000	383,578
		7,595,858
Security Description	Principal Amount	Value
INSURANCE — 2.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	$ 195,000	$ 205,397
Aflac, Inc.:
2.40%, 3/16/2020	542,000	536,298
3.25%, 3/17/2025	350,000	340,655
3.63%, 6/15/2023	522,000	523,629
3.63%, 11/15/2024	1,283,000	1,274,648
4.00%, 2/15/2022	69,000	70,655
Alleghany Corp.:
4.95%, 6/27/2022	700,000	734,874
5.63%, 9/15/2020	15,000	15,686
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	225,000	218,896
Allstate Corp.:
3.15%, 6/15/2023	52,000	51,474
3.28%, 12/15/2026	967,000	931,018
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	360,076
Alterra Finance LLC 6.25%, 9/30/2020	35,000	36,731
American Financial Group, Inc. 3.50%, 8/15/2026	440,000	413,186
American International Group, Inc.:
3.30%, 3/1/2021	1,385,000	1,383,947
3.38%, 8/15/2020	637,000	637,841
3.75%, 7/10/2025	1,524,000	1,471,422
3.90%, 4/1/2026 (a)	1,213,000	1,173,456
4.13%, 2/15/2024	2,522,000	2,534,963
4.20%, 4/1/2028 (a)	855,000	837,695
4.88%, 6/1/2022	2,041,000	2,137,009
6.40%, 12/15/2020	445,000	476,920
Aon Corp. 8.21%, 1/1/2027	245,000	301,568
Aon PLC:
2.80%, 3/15/2021	480,000	471,806
3.50%, 6/14/2024	1,033,000	1,007,196
3.88%, 12/15/2025	568,000	560,514
4.00%, 11/27/2023	637,000	644,478
5.00%, 9/30/2020	1,048,000	1,085,036
Arch Capital Finance LLC 4.01%, 12/15/2026	490,000	483,890
Assurant, Inc.:
4.00%, 3/15/2023	550,000	546,645
4.20%, 9/27/2023	305,000	305,131
4.90%, 3/27/2028	500,000	499,680
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	582,000	607,288
Athene Holding, Ltd. 4.13%, 1/12/2028	1,119,000	1,031,136
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023 (b)	854,000	846,878
4.35%, 4/20/2028 (b)	1,190,000	1,137,533

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
AXIS Specialty Finance LLC 5.88%, 6/1/2020	$ 78,000	$ 81,444
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (a)	645,000	608,616
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	300,000	300,624
3.00%, 5/15/2022	642,000	639,445
4.25%, 1/15/2021	1,298,000	1,342,599
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	1,641,000	1,614,810
2.75%, 3/15/2023	2,061,000	2,016,173
3.00%, 2/11/2023	317,000	314,489
3.13%, 3/15/2026	1,326,000	1,277,031
3.40%, 1/31/2022	376,000	381,580
3.75%, 8/15/2021	160,000	164,266
Brighthouse Financial, Inc. 3.70%, 6/22/2027	1,118,000	995,165
Brown & Brown, Inc. 4.20%, 9/15/2024	512,000	513,372
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	1,155,000	1,134,684
2.70%, 3/13/2023	802,000	776,528
2.88%, 11/3/2022	821,000	806,846
3.15%, 3/15/2025	470,000	456,060
3.35%, 5/15/2024	451,000	444,591
3.35%, 5/3/2026	1,139,000	1,105,308
CNA Financial Corp.:
3.45%, 8/15/2027	500,000	465,690
3.95%, 5/15/2024	456,000	452,785
4.50%, 3/1/2026	678,000	690,394
5.75%, 8/15/2021	100,000	106,113
5.88%, 8/15/2020	732,000	768,571
Enstar Group, Ltd. 4.50%, 3/10/2022	484,000	482,035
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (b)	1,000,000	989,080
Fidelity National Financial, Inc. 5.50%, 9/1/2022	542,000	576,276
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	229,000	227,695
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	637,000	672,309
5.50%, 3/30/2020	735,000	763,577
Kemper Corp. 4.35%, 2/15/2025	275,000	272,797
Lincoln National Corp.:
3.63%, 12/12/2026	972,000	925,120
3.80%, 3/1/2028 (a)	180,000	171,725
4.00%, 9/1/2023	825,000	834,826
4.20%, 3/15/2022	75,000	76,776
4.85%, 6/24/2021	185,000	192,570
6.25%, 2/15/2020	5,000	5,236
Loews Corp. 3.75%, 4/1/2026	500,000	491,685
Manulife Financial Corp.:
4.15%, 3/4/2026 (a)	978,000	976,836
Security Description	Principal Amount	Value
4.90%, 9/17/2020	$ 56,000	$ 57,749
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	906,000	861,706
Markel Corp. 3.50%, 11/1/2027	617,000	574,193
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	464,000	457,713
2.75%, 1/30/2022	826,000	807,679
3.30%, 3/14/2023	1,043,000	1,027,470
3.50%, 6/3/2024	458,000	453,530
3.50%, 3/10/2025	524,000	513,457
3.75%, 3/14/2026	186,000	184,224
4.80%, 7/15/2021	993,000	1,032,502
Mercury General Corp. 4.40%, 3/15/2027	495,000	481,709
MetLife, Inc.:
3.00%, 3/1/2025	393,000	374,521
3.05%, 12/15/2022	259,000	255,224
3.60%, 4/10/2024	2,110,000	2,093,690
3.60%, 11/13/2025 (a)	364,000	358,631
4.75%, 2/8/2021	899,000	931,157
Series D, 4.37%, 9/15/2023	902,000	934,192
Old Republic International Corp.:
3.88%, 8/26/2026	406,000	390,540
4.88%, 10/1/2024	300,000	310,689
PartnerRe Finance B LLC 5.50%, 6/1/2020	254,000	263,307
Primerica, Inc. 4.75%, 7/15/2022	250,000	257,597
Principal Financial Group, Inc.:
3.10%, 11/15/2026	523,000	487,321
3.30%, 9/15/2022	160,000	157,877
3.40%, 5/15/2025	357,000	347,611
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	150,000	150,727
Progressive Corp.:
2.45%, 1/15/2027	200,000	180,612
3.75%, 8/23/2021	1,700,000	1,720,927
Protective Life Corp. 7.38%, 10/15/2019	185,000	194,777
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	966,000	960,078
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	897,000	893,564
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	2,154,000	2,236,541
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (a) (c)	967,000	1,025,252

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (c)	$ 742,000	$ 681,186
Series MTN, 2.35%, 8/15/2019	230,000	228,537
Series MTN, 3.50%, 5/15/2024	631,000	627,845
Series MTN, 3.88%, 3/27/2028	500,000	494,485
Series MTN, 4.50%, 11/15/2020	587,000	604,628
Series MTN, 4.50%, 11/16/2021	320,000	331,722
Series MTN, 5.38%, 6/21/2020	449,000	468,065
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	200,000	195,764
5.00%, 6/1/2021	425,000	442,247
6.45%, 11/15/2019	565,000	588,696
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	517,000	487,702
3.70%, 4/1/2025	50,000	49,029
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	100,000	102,384
Swiss Re America Holding Corp. 7.00%, 2/15/2026	121,000	141,443
Torchmark Corp. 3.80%, 9/15/2022	75,000	75,856
Travelers Cos., Inc. 3.90%, 11/1/2020	241,000	245,049
Trinity Acquisition PLC:
3.50%, 9/15/2021	524,000	520,479
4.40%, 3/15/2026	385,000	383,807
Unum Group:
3.00%, 5/15/2021	430,000	423,077
4.00%, 3/15/2024	152,000	150,811
5.63%, 9/15/2020	206,000	215,301
Voya Financial, Inc.:
3.13%, 7/15/2024	450,000	424,021
3.65%, 6/15/2026	848,000	801,504
5.50%, 7/15/2022	5,000	5,326
Willis North America, Inc. 3.60%, 5/15/2024	492,000	476,399
Willis Towers Watson PLC 5.75%, 3/15/2021	33,000	34,722
WR Berkley Corp.:
4.63%, 3/15/2022	115,000	119,074
5.38%, 9/15/2020	10,000	10,417
7.38%, 9/15/2019	150,000	157,404
XLIT, Ltd.:
4.45%, 3/31/2025	400,000	393,536
5.75%, 10/1/2021	510,000	543,680
6.25%, 5/15/2027	324,000	367,150
6.38%, 11/15/2024	169,000	190,252
		82,969,347
Security Description	Principal Amount	Value
INTERNET — 1.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	$ 1,808,000	$ 1,795,615
2.80%, 6/6/2023	2,115,000	2,036,280
3.13%, 11/28/2021	1,404,000	1,390,578
3.40%, 12/6/2027	1,009,000	939,429
3.60%, 11/28/2024 (a)	1,179,000	1,154,713
Alphabet, Inc.:
2.00%, 8/15/2026	1,953,000	1,746,998
3.38%, 2/25/2024	1,069,000	1,078,343
3.63%, 5/19/2021	1,069,000	1,093,149
Amazon.com, Inc.:
1.90%, 8/21/2020	1,810,000	1,772,859
2.40%, 2/22/2023	1,391,000	1,337,864
2.50%, 11/29/2022	1,197,000	1,163,364
2.60%, 12/5/2019	770,000	770,162
2.80%, 8/22/2024	2,167,000	2,088,403
3.15%, 8/22/2027	1,668,000	1,600,112
3.30%, 12/5/2021 (a)	1,040,000	1,048,518
3.80%, 12/5/2024	1,686,000	1,720,361
5.20%, 12/3/2025	869,000	955,509
Baidu, Inc.:
2.88%, 7/6/2022	650,000	626,145
3.00%, 6/30/2020	480,000	475,910
3.50%, 11/28/2022	407,000	401,343
3.63%, 7/6/2027	980,000	925,296
3.88%, 9/29/2023	1,050,000	1,042,881
4.13%, 6/30/2025 (a)	370,000	367,662
4.38%, 3/29/2028	335,000	331,596
Booking Holdings, Inc.:
2.75%, 3/15/2023	726,000	700,496
3.55%, 3/15/2028	134,000	127,623
3.60%, 6/1/2026	1,394,000	1,356,013
3.65%, 3/15/2025	992,000	971,317
eBay, Inc.:
2.15%, 6/5/2020	595,000	584,701
2.60%, 7/15/2022	972,000	926,753
2.75%, 1/30/2023	1,062,000	1,023,173
2.88%, 8/1/2021	911,000	896,879
3.25%, 10/15/2020	356,000	356,039
3.45%, 8/1/2024	1,167,000	1,131,920
3.60%, 6/5/2027	920,000	871,396
3.80%, 3/9/2022	624,000	630,190
Expedia Group, Inc.:
4.50%, 8/15/2024	678,000	678,420
5.00%, 2/15/2026	1,044,000	1,065,005
5.95%, 8/15/2020	722,000	758,512
3.80%, 2/15/2028	24,000	22,037
JD.com, Inc.:
3.13%, 4/29/2021	420,000	409,723
3.88%, 4/29/2026 (a)	452,000	426,652
		40,799,939
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.50%, 2/10/2023	676,000	644,586
3.63%, 1/19/2022	1,139,000	1,111,390

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.88%, 1/15/2020	$ 578,000	$ 579,763
4.25%, 3/1/2025	765,000	735,873
FS Investment Corp.:
4.00%, 7/15/2019	227,000	227,225
4.25%, 1/15/2020	356,000	356,904
Prospect Capital Corp. 5.88%, 3/15/2023	500,000	508,940
		4,164,681
IRON/STEEL — 0.3%
ArcelorMittal:
5.25%, 8/5/2020	825,000	849,750
5.50%, 3/1/2021	740,000	769,600
6.13%, 6/1/2025	535,000	578,656
6.25%, 2/25/2022	700,000	746,340
Nucor Corp.:
3.95%, 5/1/2028	850,000	848,802
4.00%, 8/1/2023	325,000	331,217
4.13%, 9/15/2022	454,000	466,267
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	456,000	466,155
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	672,000	682,073
6.25%, 8/10/2026	2,297,000	2,492,383
		8,231,243
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	393,000	399,850
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	275,000	267,116
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	668,000	655,862
5.25%, 11/15/2022	2,000	2,109
7.50%, 10/15/2027	544,000	651,560
		1,976,497
LODGING — 0.1%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	123,023
4.85%, 3/15/2026	281,000	290,357
Marriott International, Inc.:
2.30%, 1/15/2022	933,000	895,615
2.88%, 3/1/2021	210,000	207,144
3.38%, 10/15/2020	742,000	744,219
3.75%, 3/15/2025	600,000	589,176
3.75%, 10/1/2025	50,000	48,904
Series N, 3.13%, 10/15/2021	620,000	612,789
Series R, 3.13%, 6/15/2026	543,000	504,794
Series X, 4.00%, 4/15/2028	700,000	684,474
Wyndham Destinations, Inc. 4.25%, 3/1/2022	87,000	84,721
		4,785,216
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	340,000	339,490
Security Description	Principal Amount	Value
2.88%, 5/8/2022	$ 1,224,000	$ 1,201,197
3.38%, 4/3/2023	500,000	497,950
3.80%, 4/3/2028	375,000	378,038
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	809,000	774,391
1.93%, 10/1/2021	362,000	347,784
2.40%, 8/9/2026 (a)	470,000	429,289
Series GMTN, 1.85%, 9/4/2020	960,000	935,798
Series MTN, 2.00%, 11/29/2019	999,000	986,353
Series MTN, 2.00%, 3/5/2020	302,000	297,515
Series MTN, 2.10%, 1/10/2020	477,000	472,096
Series MTN, 2.25%, 12/1/2019	643,000	637,850
Series MTN, 2.40%, 6/6/2022	605,000	585,791
Series MTN, 2.55%, 11/29/2022	847,000	819,354
Series MTN, 2.63%, 3/1/2023	515,000	498,319
Series MTN, 2.85%, 6/1/2022	549,000	540,375
Series MTN, 2.90%, 3/15/2021	1,000,000	994,460
Series MTN, 2.95%, 5/15/2020	730,000	729,818
Series MTN, 3.25%, 12/1/2024	569,000	560,442
Series MTN, 3.30%, 6/9/2024	360,000	357,404
Series MTN, 3.45%, 5/15/2023	980,000	983,175
Series MTN, 3.75%, 11/24/2023	430,000	436,751
Caterpillar, Inc.:
2.60%, 6/26/2022	802,000	782,784
3.40%, 5/15/2024	672,000	670,085
3.90%, 5/27/2021	1,239,000	1,267,311
Oshkosh Corp. 4.60%, 5/15/2028	925,000	926,240
		17,450,060
MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	517,000	516,031
3.88%, 10/15/2021	950,000	938,125
4.38%, 11/6/2020	443,000	448,261
4.38%, 4/5/2022	796,000	798,488
4.88%, 4/1/2021	874,000	896,943
CNH Industrial NV:
4.50%, 8/15/2023	398,000	400,149
Series MTN, 3.85%, 11/15/2027	404,000	376,730
Cummins, Inc. 3.65%, 10/1/2023	352,000	356,414
Deere & Co.:
2.60%, 6/8/2022	796,000	776,848
4.38%, 10/16/2019	257,000	262,217

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Flowserve Corp.:
3.50%, 9/15/2022	$ 471,000	$ 462,630
4.00%, 11/15/2023	13,000	12,896
IDEX Corp. 4.20%, 12/15/2021	44,000	44,407
John Deere Capital Corp.:
1.70%, 1/15/2020	231,000	226,881
2.55%, 1/8/2021	404,000	399,091
2.80%, 1/27/2023 (a)	331,000	323,404
Series 0014, 2.45%, 9/11/2020	150,000	148,152
Series DMTN, 2.35%, 1/8/2021	747,000	734,211
Series GMTN, 3.45%, 6/7/2023	500,000	501,565
Series MTN, 1.25%, 10/9/2019	399,000	391,447
Series MTN, 1.95%, 6/22/2020	567,000	554,934
Series MTN, 2.05%, 3/10/2020	271,000	267,062
Series MTN, 2.15%, 9/8/2022	638,000	608,843
Series MTN, 2.20%, 3/13/2020	708,000	699,511
Series MTN, 2.30%, 9/16/2019	798,000	793,691
Series MTN, 2.38%, 7/14/2020	441,000	435,602
Series MTN, 2.65%, 1/6/2022	822,000	808,223
Series MTN, 2.65%, 6/24/2024	903,000	860,586
Series MTN, 2.65%, 6/10/2026	378,000	351,646
Series MTN, 2.70%, 1/6/2023	667,000	650,132
Series MTN, 2.75%, 3/15/2022	537,000	528,940
Series MTN, 2.80%, 3/4/2021	375,000	372,071
Series MTN, 2.80%, 3/6/2023	1,034,000	1,009,711
Series MTN, 2.80%, 9/8/2027	692,000	645,830
Series MTN, 2.88%, 3/12/2021	1,125,000	1,117,901
Series MTN, 3.05%, 1/6/2028	805,000	764,887
Series MTN, 3.15%, 10/15/2021	542,000	542,878
Series MTN, 3.35%, 6/12/2024	190,000	188,421
Series MTN, 3.40%, 9/11/2025	175,000	172,968
Series MTN, 3.45%, 3/13/2025	625,000	621,394
Series MTN, 3.90%, 7/12/2021	120,000	122,556
Nvent Finance Sarl 3.95%, 4/15/2023 (b)	1,125,000	1,115,460
Rockwell Automation, Inc.:
2.05%, 3/1/2020	322,000	316,520
2.88%, 3/1/2025	25,000	23,811
Roper Technologies, Inc.:
Security Description	Principal Amount	Value
2.80%, 12/15/2021	$ 520,000	$ 508,279
3.00%, 12/15/2020	998,000	990,934
3.13%, 11/15/2022	495,000	486,382
3.80%, 12/15/2026	742,000	723,190
3.85%, 12/15/2025	75,000	73,886
6.25%, 9/1/2019	18,000	18,642
Wabtec Corp. 3.45%, 11/15/2026	599,000	549,636
Xylem, Inc.:
3.25%, 11/1/2026	908,000	858,006
4.88%, 10/1/2021	590,000	615,954
		27,413,377
MEDIA — 2.6%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	814,000	796,556
3.38%, 11/15/2026	543,000	520,379
3.70%, 9/15/2024	373,000	369,729
3.70%, 10/15/2025	515,000	507,311
4.00%, 10/1/2023	375,000	381,341
4.50%, 2/15/2021	1,477,000	1,518,312
5.65%, 8/15/2020	47,000	49,263
CBS Corp.:
2.30%, 8/15/2019	520,000	515,949
2.50%, 2/15/2023	476,000	447,331
2.90%, 6/1/2023 (b)	350,000	334,736
2.90%, 1/15/2027	730,000	649,992
3.38%, 3/1/2022	822,000	811,199
3.38%, 2/15/2028 (a)	762,000	687,743
3.50%, 1/15/2025	212,000	202,560
3.70%, 8/15/2024	871,000	846,760
3.70%, 6/1/2028 (b)	408,000	380,060
4.00%, 1/15/2026	469,000	455,338
4.30%, 2/15/2021	102,000	104,023
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	3,495,000	3,490,456
3.75%, 2/15/2028	6,000	5,431
4.20%, 3/15/2028	25,000	23,450
4.46%, 7/23/2022	2,964,000	2,998,975
4.50%, 2/1/2024 (f)	2,575,000	2,580,021
4.91%, 7/23/2025	4,140,000	4,180,530
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,050,000	1,291,164
Comcast Corp.:
1.63%, 1/15/2022	616,000	577,549
2.35%, 1/15/2027	3,178,000	2,787,932
2.75%, 3/1/2023	1,306,000	1,255,758
2.85%, 1/15/2023	491,000	474,527
3.00%, 2/1/2024	2,468,000	2,359,062
3.13%, 7/15/2022	1,088,000	1,067,915
3.15%, 3/1/2026	2,272,000	2,132,317
3.15%, 2/15/2028	576,000	532,195
3.30%, 2/1/2027	1,754,000	1,650,970
3.38%, 2/15/2025	1,310,000	1,259,893

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.38%, 8/15/2025	$ 1,495,000	$ 1,431,776
3.60%, 3/1/2024	1,006,000	991,534
5.15%, 3/1/2020	1,272,000	1,312,131
Discovery Communications LLC:
2.20%, 9/20/2019	813,000	804,529
2.75%, 11/15/2019 (b)	366,000	363,500
2.80%, 6/15/2020 (b)	810,000	799,389
2.95%, 3/20/2023	1,446,000	1,383,518
3.25%, 4/1/2023	1,297,000	1,256,430
3.30%, 5/15/2022	381,000	374,245
3.45%, 3/15/2025	50,000	47,499
3.50%, 6/15/2022 (b)	3,000	2,966
3.80%, 3/13/2024	543,000	532,982
3.90%, 11/15/2024 (b)	693,000	681,829
3.95%, 6/15/2025 (b)	160,000	156,147
4.38%, 6/15/2021	355,000	363,016
4.90%, 3/11/2026 (a)	1,074,000	1,101,559
5.05%, 6/1/2020	500,000	515,885
5.63%, 8/15/2019	263,000	270,235
Grupo Televisa SAB 6.63%, 3/18/2025	250,000	279,042
NBCUniversal Media LLC:
2.88%, 1/15/2023	885,000	847,777
4.38%, 4/1/2021	1,181,000	1,213,572
5.15%, 4/30/2020	1,672,000	1,727,176
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	217,651
3.50%, 3/16/2023	1,310,000	1,300,791
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	85,646
Thomson Reuters Corp.:
3.35%, 5/15/2026	440,000	406,780
3.85%, 9/29/2024	695,000	685,416
3.95%, 9/30/2021	220,000	222,367
4.30%, 11/23/2023	705,000	720,686
4.70%, 10/15/2019	645,000	656,584
Time Warner Cable LLC:
4.00%, 9/1/2021	1,233,000	1,236,206
4.13%, 2/15/2021	756,000	760,952
5.00%, 2/1/2020	1,794,000	1,831,477
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	737,000	858,834
Viacom, Inc.:
3.45%, 10/4/2026 (a)	566,000	516,684
3.88%, 12/15/2021	970,000	967,633
3.88%, 4/1/2024	829,000	801,088
4.25%, 9/1/2023	925,000	918,137
4.50%, 3/1/2021	362,000	369,327
5.63%, 9/15/2019	37,000	37,962
Walt Disney Co.:
2.30%, 2/12/2021	239,000	232,932
2.75%, 8/16/2021	322,000	317,956
3.00%, 2/13/2026	847,000	808,445
Series GMTN, 2.15%, 9/17/2020	458,000	448,913
Security Description	Principal Amount	Value
Series GMTN, 3.15%, 9/17/2025	$ 731,000	$ 709,187
Series MTN, 1.80%, 6/5/2020	1,005,000	982,197
Series MTN, 1.85%, 7/30/2026	2,651,000	2,310,294
Series MTN, 1.95%, 3/4/2020	567,000	557,854
Series MTN, 2.35%, 12/1/2022	846,000	811,289
Series MTN, 2.45%, 3/4/2022	355,000	344,598
Series MTN, 2.55%, 2/15/2022	492,000	479,779
Series MTN, 2.95%, 6/15/2027 (a)	676,000	640,219
Series MTN, 3.75%, 6/1/2021	368,000	374,197
Warner Media LLC:
2.95%, 7/15/2026	481,000	432,280
3.40%, 6/15/2022	442,000	435,299
3.55%, 6/1/2024	777,000	749,991
3.60%, 7/15/2025	1,527,000	1,452,330
3.80%, 2/15/2027	1,750,000	1,654,188
3.88%, 1/15/2026	847,000	816,178
4.00%, 1/15/2022	500,000	505,420
4.05%, 12/15/2023	10,000	9,983
4.70%, 1/15/2021	1,138,000	1,171,776
4.75%, 3/29/2021	1,075,000	1,109,916
4.88%, 3/15/2020	1,374,000	1,409,655
		86,062,561
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	481,000	474,964
2.50%, 1/15/2023	739,000	714,768
3.25%, 6/15/2025	891,000	867,593
Timken Co. 3.88%, 9/1/2024	166,000	162,165
		2,219,490
MINING — 0.4%
Barrick Gold Corp. 3.85%, 4/1/2022	1,519,000	1,543,395
Barrick North America Finance LLC 4.40%, 5/30/2021	1,025,000	1,069,916
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	2,011,000	1,985,802
3.25%, 11/21/2021	50,000	50,150
6.42%, 3/1/2026	55,000	64,081
Goldcorp, Inc.:
3.63%, 6/9/2021	466,000	466,485
3.70%, 3/15/2023	890,000	877,495
Kinross Gold Corp.:
4.50%, 7/15/2027 (b)	528,000	484,662
5.95%, 3/15/2024	1,500,000	1,546,875
Newmont Mining Corp.:
3.50%, 3/15/2022	890,000	885,541
5.13%, 10/1/2019	389,000	397,826

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	$ 1,128,000	$ 1,134,441
Southern Copper Corp.:
3.50%, 11/8/2022	804,000	792,993
3.88%, 4/23/2025	148,000	146,222
5.38%, 4/16/2020	370,000	383,757
Yamana Gold, Inc. 4.63%, 12/15/2027	1,237,000	1,188,411
		13,018,052
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
2.88%, 10/15/2027	997,000	942,564
Series MTN, 1.63%, 9/19/2021 (a)	462,000	442,785
Series MTN, 2.00%, 8/7/2020	74,000	72,769
Series MTN, 2.00%, 6/26/2022	930,000	893,042
Series MTN, 2.25%, 3/15/2023	592,000	568,190
Series MTN, 2.25%, 9/19/2026	550,000	498,350
Series MTN, 3.00%, 8/7/2025	226,000	220,581
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,107,000	1,061,956
3.75%, 11/15/2022	50,000	49,920
3.75%, 12/1/2027	475,000	451,668
Dover Corp.:
3.15%, 11/15/2025	265,000	254,588
4.30%, 3/1/2021	439,000	450,449
Eaton Corp.:
2.75%, 11/2/2022	1,656,000	1,610,973
3.10%, 9/15/2027 (a)	897,000	838,444
General Electric Co.:
2.10%, 12/11/2019	572,000	564,964
2.70%, 10/9/2022	1,940,000	1,876,213
3.38%, 3/11/2024	756,000	741,439
5.30%, 2/11/2021	1,182,000	1,235,899
Series GMTN, 2.20%, 1/9/2020	1,309,000	1,293,030
Series GMTN, 3.10%, 1/9/2023	1,360,000	1,331,331
Series GMTN, 3.15%, 9/7/2022	1,376,000	1,353,461
Series GMTN, 3.45%, 5/15/2024	1,043,000	1,023,183
Series GMTN, 4.63%, 1/7/2021	1,023,000	1,054,150
Series GMTN, 5.50%, 1/8/2020	530,000	549,197
Series GMTN, 6.00%, 8/7/2019	1,051,000	1,085,967
Series MTN, 4.38%, 9/16/2020	1,071,000	1,096,811
Series MTN, 4.65%, 10/17/2021	2,404,000	2,499,223
Series MTN, 5.55%, 5/4/2020	954,000	994,507
Security Description	Principal Amount	Value
Hexcel Corp.:
3.95%, 2/15/2027	$ 175,000	$ 171,203
4.70%, 8/15/2025	553,000	569,640
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,175,000	1,085,465
3.38%, 9/15/2021	445,000	447,292
3.50%, 3/1/2024	463,000	467,431
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	689,000	682,220
3.75%, 8/21/2028	850,000	827,008
4.25%, 6/15/2023	517,000	532,184
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/1/2020	119,000	117,837
3.55%, 11/1/2024	158,000	155,499
Pall Corp. 5.00%, 6/15/2020	11,000	11,404
Parker-Hannifin Corp.:
3.25%, 3/1/2027	300,000	289,410
Series MTN, 3.30%, 11/21/2024	460,000	453,252
Series MTN, 3.50%, 9/15/2022	585,000	588,352
Textron, Inc.:
3.65%, 3/15/2027	659,000	629,747
3.88%, 3/1/2025	1,091,000	1,076,304
4.00%, 3/15/2026	626,000	619,001
4.30%, 3/1/2024	129,000	131,919
Trinity Industries, Inc. 4.55%, 10/1/2024	250,000	239,535
		34,150,357
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.:
2.75%, 9/1/2020	290,000	284,104
2.80%, 5/15/2020	300,000	295,620
3.50%, 8/20/2020	200,000	199,144
3.63%, 3/15/2023	920,000	882,307
3.80%, 5/15/2024	20,000	19,165
4.07%, 3/17/2022	158,000	155,200
4.50%, 5/15/2021	1,169,000	1,183,928
5.63%, 12/15/2019	300,000	308,694
		3,328,162
OIL & GAS — 4.3%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	637,000	613,304
4.85%, 3/15/2021	1,010,000	1,040,825
5.55%, 3/15/2026	648,000	695,842
Andeavor:
3.80%, 4/1/2028 (a)	480,000	453,629
4.75%, 12/15/2023	800,000	830,504
5.13%, 4/1/2024	34,000	35,067
5.13%, 12/15/2026	926,000	969,772
Apache Corp.:
2.63%, 1/15/2023	1,149,000	1,092,492

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.25%, 4/15/2022	$ 821,000	$ 807,700
3.63%, 2/1/2021	717,000	718,692
BP Capital Markets PLC:
1.77%, 9/19/2019	477,000	470,928
2.11%, 9/16/2021	1,110,000	1,072,338
2.32%, 2/13/2020	718,000	710,949
2.50%, 11/6/2022	863,000	833,175
2.52%, 1/15/2020	520,000	516,688
2.52%, 9/19/2022	1,144,000	1,103,296
2.75%, 5/10/2023	1,332,000	1,288,643
3.02%, 1/16/2027	1,124,000	1,062,596
3.06%, 3/17/2022 (a)	965,000	957,965
3.12%, 5/4/2026	1,300,000	1,243,073
3.22%, 11/28/2023	2,761,000	2,710,087
3.22%, 4/14/2024	970,000	950,862
3.25%, 5/6/2022	1,716,000	1,710,732
3.28%, 9/19/2027	508,000	488,772
3.51%, 3/17/2025	900,000	893,727
3.54%, 11/4/2024	903,000	897,510
3.56%, 11/1/2021	1,024,000	1,034,240
3.59%, 4/14/2027	1,100,000	1,085,799
3.81%, 2/10/2024	775,000	783,990
3.99%, 9/26/2023	335,000	342,916
4.50%, 10/1/2020	1,598,000	1,646,947
4.74%, 3/11/2021 (a)	1,351,000	1,410,012
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	1,156,000	1,115,471
3.45%, 11/15/2021	990,000	988,535
3.80%, 4/15/2024 (a)	298,000	295,732
3.85%, 6/1/2027	873,000	851,280
3.90%, 2/1/2025	570,000	563,627
Cenovus Energy, Inc.:
3.00%, 8/15/2022	666,000	637,143
4.25%, 4/15/2027 (a)	2,205,000	2,125,245
5.70%, 10/15/2019	798,000	818,947
Chevron Corp.:
1.96%, 3/3/2020	1,389,000	1,371,262
1.99%, 3/3/2020	425,000	419,662
2.10%, 5/16/2021	628,000	613,211
2.19%, 11/15/2019	664,000	659,325
2.36%, 12/5/2022	1,837,000	1,754,482
2.41%, 3/3/2022	922,000	899,789
2.42%, 11/17/2020	1,017,000	1,005,508
2.43%, 6/24/2020	457,000	453,193
2.50%, 3/3/2022	712,000	697,475
2.57%, 5/16/2023	1,105,000	1,067,795
2.90%, 3/3/2024	1,875,000	1,821,750
2.95%, 5/16/2026	1,935,000	1,856,033
3.19%, 6/24/2023	2,324,000	2,310,962
3.33%, 11/17/2025	698,000	689,652
Cimarex Energy Co.:
3.90%, 5/15/2027	807,000	776,479
4.38%, 6/1/2024	979,000	992,863
Concho Resources, Inc.:
3.75%, 10/1/2027	421,000	404,897
4.30%, 8/15/2028 (f)	325,000	326,277
Security Description	Principal Amount	Value
4.38%, 1/15/2025	$ 413,000	$ 412,515
ConocoPhillips Co. 4.95%, 3/15/2026 (a)	2,042,000	2,202,379
Continental Resources, Inc.:
3.80%, 6/1/2024	970,000	946,526
4.38%, 1/15/2028	975,000	969,803
4.50%, 4/15/2023	1,493,000	1,514,350
5.00%, 9/15/2022	1,926,000	1,951,038
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	1,130,000	1,111,095
4.00%, 7/15/2021	357,000	362,073
5.85%, 12/15/2025	599,000	659,715
Encana Corp. 3.90%, 11/15/2021	590,000	593,687
Eni USA, Inc. 7.30%, 11/15/2027 (a)	525,000	632,971
EOG Resources, Inc.:
2.45%, 4/1/2020	791,000	781,903
2.63%, 3/15/2023	916,000	879,397
3.15%, 4/1/2025	565,000	543,185
4.10%, 2/1/2021	847,000	864,253
4.15%, 1/15/2026	534,000	545,994
4.40%, 6/1/2020	250,000	255,500
EQT Corp.:
2.50%, 10/1/2020	1,037,000	1,014,902
3.00%, 10/1/2022	843,000	812,492
3.90%, 10/1/2027	911,000	849,963
4.88%, 11/15/2021	916,000	945,120
Exxon Mobil Corp.:
1.91%, 3/6/2020	1,153,000	1,138,345
2.22%, 3/1/2021	2,659,000	2,590,159
2.40%, 3/6/2022	1,362,000	1,331,532
2.71%, 3/6/2025	1,815,000	1,745,159
2.73%, 3/1/2023 (a)	891,000	874,445
3.04%, 3/1/2026	3,196,000	3,111,338
3.18%, 3/15/2024	741,000	737,117
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	500,000	515,640
Hess Corp.:
3.50%, 7/15/2024	567,000	538,338
4.30%, 4/1/2027	1,124,000	1,084,379
HollyFrontier Corp. 5.88%, 4/1/2026	1,189,000	1,274,263
Husky Energy, Inc.:
3.95%, 4/15/2022	584,000	589,525
4.00%, 4/15/2024	635,000	635,140
7.25%, 12/15/2019	1,133,000	1,196,165
Kerr-McGee Corp. 6.95%, 7/1/2024	621,000	706,518
Marathon Oil Corp.:
2.70%, 6/1/2020	308,000	303,984
2.80%, 11/1/2022	1,137,000	1,090,565
3.85%, 6/1/2025 (a)	1,138,000	1,120,634
4.40%, 7/15/2027	847,000	852,954
Marathon Petroleum Corp.:
3.40%, 12/15/2020	737,000	738,791
3.63%, 9/15/2024	573,000	560,308

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.13%, 3/1/2021	$ 792,000	$ 825,240
Noble Energy, Inc.:
3.85%, 1/15/2028	607,000	580,347
3.90%, 11/15/2024 (a)	516,000	508,750
4.15%, 12/15/2021	985,000	1,000,780
Occidental Petroleum Corp.:
2.60%, 4/15/2022	728,000	710,397
2.70%, 2/15/2023	1,116,000	1,084,127
3.00%, 2/15/2027 (a)	671,000	636,115
3.13%, 2/15/2022	921,000	919,186
3.40%, 4/15/2026	1,183,000	1,154,774
3.50%, 6/15/2025	762,000	756,034
Series 1, 4.10%, 2/1/2021	1,153,000	1,179,703
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	1,007,000	943,841
Phillips 66:
3.90%, 3/15/2028	950,000	931,380
4.30%, 4/1/2022	1,597,000	1,647,657
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	594,000	595,728
3.95%, 7/15/2022	1,028,000	1,040,418
4.45%, 1/15/2026	205,000	210,836
7.50%, 1/15/2020	314,000	333,933
Shell International Finance B.V.:
1.38%, 9/12/2019	786,000	773,369
1.75%, 9/12/2021	516,000	495,355
1.88%, 5/10/2021	1,060,000	1,027,553
2.13%, 5/11/2020	1,606,000	1,584,769
2.25%, 11/10/2020	1,173,000	1,154,021
2.25%, 1/6/2023	1,727,000	1,653,412
2.38%, 8/21/2022 (a)	1,073,000	1,039,801
2.50%, 9/12/2026 (a)	1,201,000	1,110,300
2.88%, 5/10/2026	2,119,000	2,014,724
3.25%, 5/11/2025	2,019,000	1,978,156
3.40%, 8/12/2023	1,210,000	1,211,888
4.30%, 9/22/2019	1,405,000	1,430,641
4.38%, 3/25/2020	1,316,000	1,349,808
Suncor Energy, Inc. 3.60%, 12/1/2024	367,000	362,846
Total Capital Canada, Ltd. 2.75%, 7/15/2023	902,000	872,793
Total Capital International SA:
2.70%, 1/25/2023	1,040,000	1,011,733
2.75%, 6/19/2021	882,000	874,397
2.88%, 2/17/2022	703,000	696,132
3.70%, 1/15/2024	1,030,000	1,038,868
3.75%, 4/10/2024 (a)	1,286,000	1,299,027
Total Capital SA:
4.13%, 1/28/2021	455,000	467,162
4.25%, 12/15/2021	783,000	812,488
4.45%, 6/24/2020	950,000	977,189
Valero Energy Corp.:
3.40%, 9/15/2026	1,010,000	959,025
3.65%, 3/15/2025 (a)	601,000	587,598
4.35%, 6/1/2028	940,000	940,611
6.13%, 2/1/2020	749,000	782,113
		141,138,852
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	$ 332,000	$ 331,797
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,317,000	1,278,807
3.34%, 12/15/2027	1,101,000	1,027,310
Halliburton Co.:
3.25%, 11/15/2021	1,051,000	1,050,495
3.50%, 8/1/2023	824,000	821,347
3.80%, 11/15/2025	1,976,000	1,961,022
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,121,000	1,067,921
Schlumberger Investment SA 3.65%, 12/1/2023	1,486,000	1,498,809
TechnipFMC PLC 3.45%, 10/1/2022	512,000	495,775
		9,533,283
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026	385,000	354,096
4.50%, 10/15/2021	500,000	513,155
Packaging Corp. of America:
2.45%, 12/15/2020	771,000	756,567
3.40%, 12/15/2027	410,000	387,052
3.65%, 9/15/2024	642,000	631,882
4.50%, 11/1/2023	1,074,000	1,111,848
WestRock Co.:
3.00%, 9/15/2024 (b)	300,000	284,286
3.38%, 9/15/2027 (b)	250,000	234,748
3.75%, 3/15/2025 (b)	1,085,000	1,066,305
4.00%, 3/15/2028 (b)	600,000	593,052
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	55,112
4.00%, 3/1/2023 (a)	792,000	801,456
4.90%, 3/1/2022	385,000	401,351
		7,190,910
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.30%, 5/14/2021	1,842,000	1,788,711
2.50%, 5/14/2020	3,174,000	3,112,139
2.85%, 5/14/2023	531,000	510,843
2.90%, 11/6/2022 (a)	2,525,000	2,448,619
3.20%, 11/6/2022	929,000	912,780
3.20%, 5/14/2026	1,973,000	1,843,828
3.60%, 5/14/2025	3,761,000	3,640,497
Allergan Finance LLC 3.25%, 10/1/2022	1,742,000	1,692,963
Allergan Funding SCS:
3.00%, 3/12/2020	3,983,000	3,963,444
3.45%, 3/15/2022	1,804,000	1,775,623
3.80%, 3/15/2025	3,904,000	3,797,577

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.85%, 6/15/2024	$ 1,187,000	$ 1,164,922
Allergan, Inc.:
2.80%, 3/15/2023	960,000	906,605
3.38%, 9/15/2020	454,000	453,868
AmerisourceBergen Corp.:
3.25%, 3/1/2025	350,000	332,175
3.40%, 5/15/2024	428,000	414,976
3.45%, 12/15/2027 (a)	837,000	771,890
3.50%, 11/15/2021	170,000	169,981
AstraZeneca PLC:
1.95%, 9/18/2019	789,000	780,337
2.38%, 11/16/2020	1,236,000	1,212,553
2.38%, 6/12/2022	981,000	943,516
3.13%, 6/12/2027	964,000	905,360
3.38%, 11/16/2025	1,986,000	1,920,859
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	949,000	904,862
3.25%, 11/1/2023	435,000	432,747
3.25%, 2/27/2027	912,000	885,525
7.15%, 6/15/2023	186,000	218,039
Cardinal Health, Inc.:
2.40%, 11/15/2019	432,000	427,546
2.62%, 6/15/2022	1,030,000	987,162
3.08%, 6/15/2024	715,000	674,424
3.20%, 3/15/2023 (a)	957,000	931,018
3.41%, 6/15/2027	373,000	342,235
3.50%, 11/15/2024	592,000	571,576
3.75%, 9/15/2025 (a)	500,000	482,635
4.63%, 12/15/2020	562,000	577,809
CVS Health Corp.:
2.13%, 6/1/2021	1,658,000	1,594,117
2.75%, 12/1/2022	1,047,000	1,004,942
2.80%, 7/20/2020	3,435,000	3,404,909
2.88%, 6/1/2026	1,935,000	1,763,598
3.13%, 3/9/2020	1,921,000	1,919,444
3.35%, 3/9/2021	3,087,000	3,084,067
3.38%, 8/12/2024	799,000	771,506
3.50%, 7/20/2022	1,748,000	1,732,653
3.70%, 3/9/2023	7,770,000	7,713,279
3.88%, 7/20/2025	2,039,000	1,992,429
4.00%, 12/5/2023	1,339,000	1,345,307
4.10%, 3/25/2025	3,975,000	3,955,046
4.13%, 5/15/2021	461,000	469,132
4.30%, 3/25/2028	7,017,000	6,920,586
4.75%, 12/1/2022	504,000	521,252
6.25%, 6/1/2027	20,000	22,495
Eli Lilly & Co.:
2.35%, 5/15/2022	980,000	953,295
2.75%, 6/1/2025 (a)	791,000	753,016
3.10%, 5/15/2027	465,000	445,158
Express Scripts Holding Co.:
2.60%, 11/30/2020	814,000	797,191
3.00%, 7/15/2023	1,440,000	1,366,848
3.05%, 11/30/2022	83,000	79,930
3.30%, 2/25/2021	155,000	154,135
3.40%, 3/1/2027 (a)	616,000	563,893
3.50%, 6/15/2024	335,000	321,500
Security Description	Principal Amount	Value
3.90%, 2/15/2022	$ 632,000	$ 632,392
4.50%, 2/25/2026 (a)	1,562,000	1,558,251
4.75%, 11/15/2021	1,701,000	1,755,806
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	1,615,000	1,586,980
3.13%, 5/14/2021	1,865,000	1,866,641
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,621,000	1,580,556
3.38%, 5/15/2023	1,250,000	1,249,725
3.63%, 5/15/2025	445,000	444,849
3.88%, 5/15/2028 (a)	1,000,000	1,008,950
Johnson & Johnson:
1.65%, 3/1/2021	2,965,000	2,879,667
1.88%, 12/5/2019	50,000	49,482
1.95%, 11/10/2020	370,000	363,847
2.05%, 3/1/2023	836,000	800,821
2.25%, 3/3/2022	915,000	894,440
2.45%, 12/5/2021	57,000	56,350
2.45%, 3/1/2026	1,739,000	1,627,617
2.63%, 1/15/2025	789,000	756,201
2.90%, 1/15/2028	52,000	49,694
2.95%, 9/1/2020	345,000	347,477
2.95%, 3/3/2027	645,000	621,870
3.38%, 12/5/2023	406,000	410,133
3.55%, 5/15/2021	100,000	102,081
McKesson Corp.:
2.70%, 12/15/2022	200,000	191,826
2.85%, 3/15/2023	380,000	363,592
3.80%, 3/15/2024 (a)	1,272,000	1,254,027
3.95%, 2/16/2028	584,000	565,779
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	1,069,000	1,063,773
4.13%, 11/15/2025	758,000	773,698
4.90%, 11/1/2019	331,000	339,162
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	163,269
Merck & Co., Inc.:
1.85%, 2/10/2020	586,000	577,081
2.35%, 2/10/2022	1,240,000	1,209,744
2.40%, 9/15/2022	1,112,000	1,078,429
2.75%, 2/10/2025	2,364,000	2,259,819
2.80%, 5/18/2023	1,666,000	1,630,748
3.88%, 1/15/2021	826,000	842,776
Mylan NV:
3.15%, 6/15/2021	2,363,000	2,337,385
3.75%, 12/15/2020	577,000	580,543
3.95%, 6/15/2026	891,000	851,484
Mylan, Inc.:
4.20%, 11/29/2023	401,000	401,437
4.55%, 4/15/2028 (b)	1,150,000	1,123,377
Novartis Capital Corp.:
1.80%, 2/14/2020	662,000	651,646
2.40%, 5/17/2022	1,246,000	1,211,610
2.40%, 9/21/2022	1,413,000	1,371,090
3.00%, 11/20/2025	1,754,000	1,690,944
3.10%, 5/17/2027	415,000	399,251
3.40%, 5/6/2024	1,792,000	1,788,792

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.40%, 4/24/2020	$ 705,000	$ 724,134
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	290,000	286,755
3.90%, 12/15/2024	814,000	792,160
4.38%, 3/15/2026	659,000	645,220
Pfizer, Inc.:
1.70%, 12/15/2019	1,264,000	1,246,026
1.95%, 6/3/2021	1,253,000	1,219,319
2.20%, 12/15/2021	733,000	713,964
2.75%, 6/3/2026	645,000	610,389
3.00%, 6/15/2023	872,000	860,559
3.00%, 12/15/2026	995,000	956,613
3.40%, 5/15/2024	1,260,000	1,264,032
5.80%, 8/12/2023	600,000	670,158
Sanofi:
3.38%, 6/19/2023 (a)	1,750,000	1,753,815
3.63%, 6/19/2028 (a)	1,250,000	1,246,375
4.00%, 3/29/2021	1,306,000	1,337,827
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	3,348,000	3,295,972
2.40%, 9/23/2021	3,072,000	2,940,993
2.88%, 9/23/2023	1,947,000	1,832,886
3.20%, 9/23/2026	1,941,000	1,775,375
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	415,000	400,032
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,057,000	1,031,874
Wyeth LLC 6.45%, 2/1/2024	604,000	697,656
Zoetis, Inc.:
3.00%, 9/12/2027	839,000	777,082
3.25%, 2/1/2023	1,043,000	1,024,841
3.45%, 11/13/2020	195,000	195,571
4.50%, 11/13/2025	975,000	1,011,601
		161,225,713
PIPELINES — 3.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	384,000	375,245
4.25%, 12/1/2027	101,000	97,002
5.25%, 1/15/2025	1,291,000	1,322,242
5.50%, 10/15/2019	739,000	755,628
6.38%, 5/1/2024	255,000	271,929
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	3,000	2,901
4.45%, 7/15/2027	567,000	550,438
4.95%, 12/15/2024	800,000	816,128
5.75%, 9/15/2019	648,000	665,515
5.95%, 6/1/2026	510,000	546,674
Buckeye Partners L.P.:
3.95%, 12/1/2026	789,000	717,627
4.13%, 12/1/2027	50,000	45,465
4.15%, 7/1/2023 (a)	255,000	252,264
4.35%, 10/15/2024	482,000	476,014
Security Description	Principal Amount	Value
4.88%, 2/1/2021	$ 926,000	$ 942,899
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	1,002,000	997,160
4.50%, 6/1/2025	983,000	981,319
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	292,000	280,393
4.40%, 3/15/2027	1,866,000	1,771,002
4.95%, 5/15/2028	550,000	536,965
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	1,090,000	1,102,328
4.38%, 10/15/2020	448,000	455,952
5.20%, 3/15/2020	492,000	505,732
5.88%, 10/15/2025 (a)	450,000	487,688
Enbridge, Inc.:
2.90%, 7/15/2022	397,009	385,591
3.50%, 6/10/2024	871,000	843,842
3.70%, 7/15/2027	880,000	836,836
4.00%, 10/1/2023	634,000	636,149
4.25%, 12/1/2026	1,373,000	1,362,373
Energy Transfer Partners L.P.:
3.60%, 2/1/2023	566,000	552,863
4.05%, 3/15/2025	2,715,000	2,629,803
4.15%, 10/1/2020	777,000	786,510
4.20%, 4/15/2027	250,000	237,055
4.65%, 6/1/2021	550,000	564,069
4.75%, 1/15/2026	348,000	346,316
4.90%, 2/1/2024	531,000	540,723
4.95%, 6/15/2028	525,000	524,843
5.20%, 2/1/2022	1,045,000	1,085,201
Series 5Y, 4.20%, 9/15/2023	200,000	200,204
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	465,000	469,111
5.00%, 10/1/2022	606,000	624,786
5.75%, 9/1/2020	518,000	538,471
5.88%, 3/1/2022	652,000	689,340
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	707,000	654,081
4.40%, 4/1/2024	622,000	597,456
4.85%, 7/15/2026	1,918,000	1,826,914
Enterprise Products Operating LLC:
2.55%, 10/15/2019	667,000	662,578
2.80%, 2/15/2021	1,095,000	1,082,134
2.85%, 4/15/2021	876,000	865,427
3.35%, 3/15/2023	1,293,000	1,274,820
3.70%, 2/15/2026	465,000	456,067
3.75%, 2/15/2025	983,000	973,662
3.90%, 2/15/2024	320,000	321,283
3.95%, 2/15/2027	24,000	23,834
4.05%, 2/15/2022	1,045,000	1,064,928
5.20%, 9/1/2020	1,082,000	1,126,351
5.25%, 1/31/2020	512,000	528,640
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	745,000	684,752

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	$ 1,172,000	$ 1,106,731
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	691,000	642,499
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	355,000	338,148
4.13%, 12/1/2026	1,165,000	1,083,718
Series 5Y, 4.75%, 7/15/2023	1,000,000	999,230
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	939,000	905,036
3.50%, 3/1/2021	1,652,000	1,648,630
3.50%, 9/1/2023	684,000	664,786
3.95%, 9/1/2022	1,110,000	1,111,487
4.15%, 3/1/2022	375,000	378,634
4.15%, 2/1/2024	29,000	28,919
4.25%, 9/1/2024	831,000	830,651
4.30%, 5/1/2024	696,000	699,139
5.00%, 10/1/2021	1,093,000	1,132,993
5.30%, 9/15/2020	965,000	1,002,982
6.50%, 4/1/2020	1,006,000	1,057,477
6.85%, 2/15/2020	1,572,000	1,655,473
Kinder Morgan, Inc.:
3.05%, 12/1/2019	1,578,000	1,574,970
3.15%, 1/15/2023	1,168,000	1,126,501
4.30%, 6/1/2025 (a)	1,285,000	1,281,068
4.30%, 3/1/2028	300,000	291,804
6.50%, 9/15/2020	496,000	526,702
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	323,000	329,460
5.00%, 3/1/2026	659,000	696,141
6.55%, 7/15/2019	472,000	488,718
MPLX L.P.:
3.38%, 3/15/2023	1,145,000	1,119,615
4.00%, 2/15/2025	2,745,000	2,696,414
4.00%, 3/15/2028	385,000	366,343
4.13%, 3/1/2027	1,617,000	1,553,177
4.50%, 7/15/2023	388,000	395,884
4.88%, 12/1/2024	1,091,000	1,118,133
4.88%, 6/1/2025	1,241,000	1,279,434
5.50%, 2/15/2023	647,000	658,374
ONEOK Partners L.P.:
3.38%, 10/1/2022	690,000	681,113
3.80%, 3/15/2020	50,000	50,276
4.90%, 3/15/2025	1,092,000	1,128,899
ONEOK, Inc.:
4.00%, 7/13/2027	664,000	644,591
4.25%, 2/1/2022	874,000	889,667
4.55%, 7/15/2028 (f)	750,000	757,493
7.50%, 9/1/2023	492,000	562,104
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	74,160
3.55%, 10/1/2026	575,000	537,539
3.61%, 2/15/2025	75,000	72,038
Security Description	Principal Amount	Value
3.75%, 3/1/2028	$ 355,000	$ 332,205
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	315,000	311,652
2.85%, 1/31/2023	650,000	613,002
3.60%, 11/1/2024	684,000	648,637
3.65%, 6/1/2022	978,000	961,853
3.85%, 10/15/2023	716,000	699,009
4.50%, 12/15/2026	864,000	850,202
4.65%, 10/15/2025	1,285,000	1,281,800
5.00%, 2/1/2021	561,000	576,052
5.75%, 1/15/2020	462,000	477,015
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	288,000	277,721
5.00%, 3/15/2027	1,587,000	1,619,581
5.63%, 2/1/2021	1,957,000	2,047,149
5.63%, 4/15/2023	1,917,000	2,035,942
5.63%, 3/1/2025	2,567,000	2,729,837
5.75%, 5/15/2024	1,715,000	1,828,856
5.88%, 6/30/2026	1,019,000	1,104,402
6.25%, 3/15/2022	1,210,000	1,302,855
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	353,000	360,152
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	784,000	726,752
3.50%, 3/15/2025	414,000	394,877
4.75%, 3/15/2024	1,200,000	1,224,912
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	320,000	311,270
3.90%, 7/15/2026	1,713,000	1,601,347
4.00%, 10/1/2027 (a)	635,000	592,741
4.25%, 4/1/2024	537,000	530,953
4.40%, 4/1/2021	150,000	152,430
4.65%, 2/15/2022	101,000	103,112
5.95%, 12/1/2025	745,000	796,293
TC PipeLines L.P.:
3.90%, 5/25/2027	950,000	895,033
4.38%, 3/13/2025	350,000	346,826
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	847,000	837,192
2.50%, 8/1/2022	915,000	879,471
3.75%, 10/16/2023 (a)	537,000	537,811
3.80%, 10/1/2020	1,093,000	1,106,717
4.25%, 5/15/2028	1,000,000	1,004,000
4.88%, 1/15/2026	619,000	646,830
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028 (b)	500,000	489,530
7.85%, 2/1/2026	795,000	966,140
Valero Energy Partners L.P.:
4.38%, 12/15/2026	475,000	468,630
4.50%, 3/15/2028 (a)	750,000	737,730
Western Gas Partners L.P.:
3.95%, 6/1/2025	820,000	779,057

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.00%, 7/1/2022	$ 1,085,000	$ 1,075,409
4.50%, 3/1/2028	260,000	250,312
4.65%, 7/1/2026	400,000	393,204
5.38%, 6/1/2021	898,000	931,289
Williams Partners L.P.:
3.35%, 8/15/2022	1,027,000	1,005,608
3.60%, 3/15/2022	1,117,000	1,111,772
3.75%, 6/15/2027 (a)	1,083,000	1,023,338
3.90%, 1/15/2025	546,000	532,334
4.00%, 11/15/2021	391,000	395,250
4.00%, 9/15/2025	844,000	824,352
4.13%, 11/15/2020	900,000	911,772
4.30%, 3/4/2024 (a)	807,000	810,236
4.50%, 11/15/2023 (a)	860,000	872,651
5.25%, 3/15/2020	1,473,000	1,518,059
		124,983,836
REAL ESTATE — 0.1%
CBRE Services, Inc.:
4.88%, 3/1/2026	271,000	282,138
5.25%, 3/15/2025	1,111,000	1,169,461
Prologis L.P.:
3.75%, 11/1/2025	374,000	374,041
4.25%, 8/15/2023	625,000	643,775
		2,469,415
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Alexandria Real Estate Equities, Inc.:
2.75%, 1/15/2020	204,000	202,409
3.45%, 4/30/2025	1,000,000	958,230
3.90%, 6/15/2023	604,000	605,528
3.95%, 1/15/2027	106,000	102,282
3.95%, 1/15/2028	50,000	47,972
4.00%, 1/15/2024	555,000	558,508
4.30%, 1/15/2026	94,000	94,097
4.60%, 4/1/2022	919,000	949,079
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	679,000	676,956
3.63%, 11/15/2027	570,000	534,027
3.75%, 4/15/2023	99,000	98,502
4.13%, 7/1/2024	143,000	142,375
American Homes 4 Rent L.P. 4.25%, 2/15/2028	885,000	847,352
American Tower Corp.:
2.25%, 1/15/2022	859,000	819,185
2.80%, 6/1/2020	548,000	543,041
3.00%, 6/15/2023	734,000	703,444
3.13%, 1/15/2027	1,013,000	918,244
3.30%, 2/15/2021	754,000	752,944
3.38%, 10/15/2026	808,000	750,058
3.45%, 9/15/2021	491,000	489,061
3.50%, 1/31/2023	1,060,000	1,043,231
3.55%, 7/15/2027	1,067,000	991,574
4.00%, 6/1/2025	1,078,000	1,057,540
Security Description	Principal Amount	Value
4.40%, 2/15/2026	$ 331,000	$ 330,371
4.70%, 3/15/2022	793,000	818,455
5.00%, 2/15/2024	998,000	1,038,599
5.05%, 9/1/2020	887,000	917,974
5.90%, 11/1/2021	629,000	673,464
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	195,774
Series GMTN, 2.95%, 5/11/2026	625,000	584,544
Series GMTN, 3.45%, 6/1/2025	400,000	390,600
Series GMTN, 3.50%, 11/15/2024	303,000	299,049
Series GMTN, 3.50%, 11/15/2025	200,000	195,506
Series GMTN, 3.63%, 10/1/2020	165,000	166,444
Series GMTN, 4.20%, 12/15/2023	30,000	30,695
Series MTN, 2.90%, 10/15/2026	225,000	209,419
Series MTN, 3.20%, 1/15/2028	415,000	390,918
Series MTN, 3.35%, 5/15/2027	937,000	897,852
Boston Properties L.P.:
2.75%, 10/1/2026	928,000	837,446
3.13%, 9/1/2023	382,000	371,720
3.20%, 1/15/2025	891,000	848,098
3.65%, 2/1/2026	652,000	629,754
3.80%, 2/1/2024	1,108,000	1,102,083
3.85%, 2/1/2023	832,000	837,791
4.13%, 5/15/2021	876,000	891,750
5.63%, 11/15/2020	415,000	434,600
5.88%, 10/15/2019	997,000	1,026,880
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	503,000	502,356
3.95%, 11/15/2027	350,000	333,844
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	492,000	471,990
3.65%, 6/15/2024	1,492,000	1,439,168
3.85%, 2/1/2025	250,000	241,293
3.88%, 8/15/2022	218,000	217,250
3.90%, 3/15/2027	10,000	9,467
4.13%, 6/15/2026	389,000	379,139
Camden Property Trust 2.95%, 12/15/2022	350,000	340,574
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,176,000	1,167,921
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	500,000	467,230
4.15%, 4/1/2025	50,000	48,783
Corporate Office Properties L.P.:

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.60%, 5/15/2023	$ 775,000	$ 754,191
3.70%, 6/15/2021	150,000	148,919
5.00%, 7/1/2025	524,000	533,815
Crown Castle International Corp.:
2.25%, 9/1/2021	1,093,000	1,047,219
3.15%, 7/15/2023	590,000	564,842
3.20%, 9/1/2024	1,007,000	951,524
3.40%, 2/15/2021	544,000	543,037
3.65%, 9/1/2027	1,098,000	1,021,502
3.70%, 6/15/2026	890,000	840,098
3.80%, 2/15/2028	493,000	462,547
4.00%, 3/1/2027	1,079,000	1,038,030
4.45%, 2/15/2026	1,141,000	1,134,063
4.88%, 4/15/2022	1,091,000	1,124,865
5.25%, 1/15/2023	318,000	333,324
CubeSmart L.P.:
3.13%, 9/1/2026	395,000	364,285
4.38%, 12/15/2023	290,000	296,377
DCT Industrial Operating Partnership L.P. 4.50%, 10/15/2023	250,000	258,947
DDR Corp.:
3.63%, 2/1/2025	566,000	538,504
4.25%, 2/1/2026 (a)	64,000	62,561
4.63%, 7/15/2022	341,000	350,330
4.70%, 6/1/2027 (a)	335,000	337,707
Digital Realty Trust L.P.:
2.75%, 2/1/2023	570,000	542,714
3.40%, 10/1/2020	214,000	214,186
3.63%, 10/1/2022	304,000	302,708
3.70%, 8/15/2027	885,000	840,237
3.95%, 7/1/2022	1,075,000	1,085,997
4.45%, 7/15/2028	500,000	502,895
4.75%, 10/1/2025	10,000	10,320
5.25%, 3/15/2021	492,000	512,443
5.88%, 2/1/2020	54,000	55,767
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	328,863
3.38%, 12/15/2027	535,000	498,492
3.75%, 12/1/2024	351,000	346,177
3.88%, 10/15/2022	200,000	201,622
4.38%, 6/15/2022	250,000	256,912
EPR Properties:
4.50%, 4/1/2025	160,000	158,056
4.50%, 6/1/2027	900,000	856,701
4.75%, 12/15/2026	269,000	263,122
4.95%, 4/15/2028	950,000	927,067
5.75%, 8/15/2022	332,000	348,168
ERP Operating L.P.:
2.38%, 7/1/2019	494,000	490,804
2.85%, 11/1/2026	470,000	435,290
3.00%, 4/15/2023	268,000	261,847
3.25%, 8/1/2027	502,000	477,020
3.38%, 6/1/2025	122,000	118,990
3.50%, 3/1/2028	995,000	960,424
4.63%, 12/15/2021	652,000	676,241
Security Description	Principal Amount	Value
4.75%, 7/15/2020	$ 112,000	$ 115,031
Essex Portfolio L.P.:
3.25%, 5/1/2023	25,000	24,368
3.38%, 4/15/2026	500,000	474,000
3.50%, 4/1/2025	450,000	434,029
3.63%, 5/1/2027	100,000	95,583
3.88%, 5/1/2024	627,000	622,392
Federal Realty Investment Trust 3.25%, 7/15/2027 (a)	87,000	81,494
Government Properties Income Trust:
3.75%, 8/15/2019	457,000	456,104
4.00%, 7/15/2022	465,000	459,285
HCP, Inc.:
2.63%, 2/1/2020	462,000	456,345
3.15%, 8/1/2022	375,000	365,677
3.40%, 2/1/2025	447,000	425,115
3.88%, 8/15/2024	1,111,000	1,086,391
4.00%, 12/1/2022	824,000	827,799
4.00%, 6/1/2025	238,000	233,235
4.20%, 3/1/2024	514,000	513,044
4.25%, 11/15/2023	803,000	807,706
5.38%, 2/1/2021	693,000	730,831
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	500,000	467,995
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	1,435,000	1,391,663
3.38%, 7/15/2021	100,000	99,599
3.50%, 8/1/2026	310,000	291,226
3.75%, 7/1/2027	315,000	299,036
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	295,515
3.88%, 3/1/2027	200,000	192,912
4.13%, 3/15/2028	425,000	417,261
Hospitality Properties Trust:
3.95%, 1/15/2028	300,000	272,889
4.25%, 2/15/2021	150,000	151,770
4.38%, 2/15/2030	1,495,000	1,383,787
4.50%, 6/15/2023	584,000	588,602
4.50%, 3/15/2025	320,000	313,142
4.65%, 3/15/2024	190,000	190,215
4.95%, 2/15/2027	320,000	316,214
5.00%, 8/15/2022	363,000	374,006
5.25%, 2/15/2026	375,000	381,806
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	305,000	297,421
5.25%, 3/15/2022	400,000	416,112
Series C, 4.75%, 3/1/2023	440,000	450,248
Series D, 3.75%, 10/15/2023	245,000	240,041
Series E, 4.00%, 6/15/2025	1,056,000	1,026,390
Series F, 4.50%, 2/1/2026	89,000	89,007
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	464,000	433,975
Kilroy Realty L.P.:
3.45%, 12/15/2024	937,000	899,773
4.38%, 10/1/2025	100,000	100,111

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Kimco Realty Corp.:
2.70%, 3/1/2024	$ 431,000	$ 400,373
2.80%, 10/1/2026	782,000	694,330
3.13%, 6/1/2023	300,000	288,471
3.20%, 5/1/2021	138,000	137,077
3.30%, 2/1/2025	382,000	362,335
3.40%, 11/1/2022	150,000	148,065
3.80%, 4/1/2027 (a)	942,000	896,322
6.88%, 10/1/2019	130,000	135,710
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	136,491
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	280,062
3.75%, 4/1/2025	15,000	14,698
4.13%, 6/15/2022	125,000	127,128
4.40%, 2/15/2024	200,000	203,892
4.75%, 10/1/2020	1,437,000	1,475,497
Life Storage L.P.:
3.50%, 7/1/2026	295,000	276,191
3.88%, 12/15/2027	729,000	691,544
Mid-America Apartments L.P.:
3.60%, 6/1/2027	803,000	769,828
3.75%, 6/15/2024	22,000	21,694
4.00%, 11/15/2025	300,000	297,639
4.20%, 6/15/2028	500,000	499,520
4.30%, 10/15/2023	125,000	127,419
National Retail Properties, Inc.:
3.50%, 10/15/2027	500,000	467,535
3.60%, 12/15/2026	180,000	170,498
3.80%, 10/15/2022	100,000	100,036
3.90%, 6/15/2024	262,000	258,680
4.00%, 11/15/2025	335,000	328,377
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	718,000	709,769
4.50%, 1/15/2025	947,000	928,448
4.50%, 4/1/2027 (a)	852,000	813,294
4.95%, 4/1/2024	200,000	202,658
5.25%, 1/15/2026	1,151,000	1,161,819
Physicians Realty L.P. 4.30%, 3/15/2027	492,000	474,441
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	492,000	494,445
Public Storage:
2.37%, 9/15/2022	474,000	455,121
3.09%, 9/15/2027	842,000	792,617
Rayonier, Inc. 3.75%, 4/1/2022	66,000	65,690
Realty Income Corp.:
3.00%, 1/15/2027	560,000	512,954
3.25%, 10/15/2022	1,092,000	1,073,458
3.65%, 1/15/2028	10,000	9,594
3.88%, 7/15/2024	458,000	453,654
3.88%, 4/15/2025	1,050,000	1,035,678
4.13%, 10/15/2026	1,055,000	1,050,031
4.65%, 8/1/2023	234,000	242,340
Security Description	Principal Amount	Value
Regency Centers L.P.:
3.60%, 2/1/2027	$ 715,000	$ 683,740
4.13%, 3/15/2028	750,000	741,480
Sabra Health Care L.P. 5.13%, 8/15/2026	1,000,000	959,240
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	574,000	586,197
Select Income REIT:
3.60%, 2/1/2020	260,000	258,521
4.25%, 5/15/2024	700,000	668,899
4.50%, 2/1/2025	477,000	460,362
Senior Housing Properties Trust 4.75%, 2/15/2028	580,000	562,008
Simon Property Group L.P.:
2.35%, 1/30/2022	375,000	361,567
2.50%, 9/1/2020	479,000	471,863
2.50%, 7/15/2021	271,000	264,783
2.63%, 6/15/2022	698,000	676,976
2.75%, 2/1/2023	375,000	362,745
2.75%, 6/1/2023	952,000	917,633
3.25%, 11/30/2026	456,000	433,077
3.30%, 1/15/2026	701,000	671,873
3.38%, 3/15/2022	638,000	637,445
3.38%, 10/1/2024	874,000	852,473
3.38%, 6/15/2027 (a)	650,000	624,279
3.38%, 12/1/2027	712,000	677,831
3.50%, 9/1/2025	241,000	235,283
3.75%, 2/1/2024	1,214,000	1,210,856
4.13%, 12/1/2021	442,000	452,383
4.38%, 3/1/2021	969,000	997,295
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	662,000	643,623
SL Green Realty Corp. 4.50%, 12/1/2022	557,000	566,764
STORE Capital Corp. 4.50%, 3/15/2028	500,000	489,955
Tanger Properties L.P.:
3.13%, 9/1/2026	290,000	261,313
3.88%, 7/15/2027	150,000	141,215
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	51,403
Series GMTN, 3.50%, 1/15/2028	350,000	329,738
Series MTN, 2.95%, 9/1/2026	530,000	485,591
Series MTN, 3.50%, 7/1/2027	525,000	498,204
Series MTN, 3.75%, 7/1/2024	25,000	24,529
Series MTN, 4.00%, 10/1/2025	150,000	148,463
Ventas Realty L.P.:
3.10%, 1/15/2023	385,000	374,193
3.13%, 6/15/2023	457,000	442,646
3.25%, 10/15/2026	680,000	630,788
3.50%, 2/1/2025	846,000	810,527
3.75%, 5/1/2024	50,000	49,219
3.85%, 4/1/2027	850,000	816,153

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.00%, 3/1/2028	$ 750,000	$ 724,868
4.13%, 1/15/2026	455,000	449,517
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	327,000	323,583
3.25%, 8/15/2022	281,000	274,492
4.25%, 3/1/2022	493,000	503,639
4.75%, 6/1/2021	406,000	418,432
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	1,470,000	1,372,186
4.13%, 6/1/2021	200,000	203,061
4.60%, 2/6/2024	250,000	249,951
4.88%, 6/1/2026	522,000	521,086
Vornado Realty L.P.:
3.50%, 1/15/2025	922,000	884,972
5.00%, 1/15/2022	460,000	478,883
Washington Prime Group L.P. 5.95%, 8/15/2024 (a)	1,189,000	1,146,838
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	100,463
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	246,745
Welltower, Inc.:
3.75%, 3/15/2023	65,000	64,492
4.00%, 6/1/2025	1,149,000	1,127,950
4.25%, 4/1/2026	495,000	490,010
4.25%, 4/15/2028	760,000	746,487
4.50%, 1/15/2024	100,000	101,767
4.95%, 1/15/2021	748,000	771,412
5.25%, 1/15/2022	725,000	760,134
6.13%, 4/15/2020	483,000	505,667
Weyerhaeuser Co.:
3.25%, 3/15/2023	693,000	677,096
4.63%, 9/15/2023	299,000	311,166
4.70%, 3/15/2021	560,000	578,200
6.95%, 10/1/2027	277,000	329,971
7.38%, 10/1/2019	430,000	451,844
WP Carey, Inc.:
4.00%, 2/1/2025	150,000	145,730
4.60%, 4/1/2024	275,000	278,776
		134,151,309
RETAIL — 2.8%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	450,000	461,007
4.50%, 12/1/2023	500,000	511,495
5.75%, 5/1/2020	150,000	156,243
AutoNation, Inc.:
3.35%, 1/15/2021	127,000	126,636
3.50%, 11/15/2024	525,000	497,306
3.80%, 11/15/2027	892,000	830,086
4.50%, 10/1/2025 (a)	112,000	111,477
5.50%, 2/1/2020	300,000	309,318
AutoZone, Inc.:
2.88%, 1/15/2023	753,000	727,714
3.13%, 7/15/2023	775,000	754,517
Security Description	Principal Amount	Value
3.13%, 4/21/2026	$ 181,000	$ 168,232
3.25%, 4/15/2025	247,000	235,487
3.70%, 4/15/2022	450,000	453,483
3.75%, 6/1/2027	450,000	433,805
4.00%, 11/15/2020	452,000	458,803
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	375,000	340,384
Best Buy Co., Inc. 5.50%, 3/15/2021	824,000	862,522
Costco Wholesale Corp.:
1.70%, 12/15/2019	985,000	970,678
2.15%, 5/18/2021	2,368,000	2,316,685
2.25%, 2/15/2022	170,000	165,068
2.30%, 5/18/2022	923,000	895,495
2.75%, 5/18/2024	855,000	827,187
3.00%, 5/18/2027	994,000	950,403
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	522,000	503,130
Dollar General Corp.:
3.25%, 4/15/2023	884,000	868,168
3.88%, 4/15/2027	481,000	461,678
4.13%, 5/1/2028	355,000	347,967
4.15%, 11/1/2025	1,136,000	1,136,988
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,010,000	1,000,779
4.00%, 5/15/2025	2,204,000	2,155,248
4.20%, 5/15/2028	235,000	226,780
Home Depot, Inc.:
1.80%, 6/5/2020	830,000	814,877
2.00%, 4/1/2021	1,576,000	1,536,695
2.13%, 9/15/2026	815,000	727,371
2.63%, 6/1/2022	1,057,000	1,037,911
2.70%, 4/1/2023	957,000	934,290
2.80%, 9/14/2027	1,463,000	1,342,771
3.00%, 4/1/2026	946,000	903,903
3.35%, 9/15/2025	923,000	908,158
3.75%, 2/15/2024	862,000	879,990
3.95%, 9/15/2020	170,000	173,459
4.40%, 4/1/2021	748,000	772,677
Kohl's Corp.:
4.00%, 11/1/2021	345,000	349,078
4.25%, 7/17/2025	1,029,000	1,024,730
Lowe's Cos., Inc.:
2.50%, 4/15/2026	1,129,000	1,033,137
3.10%, 5/3/2027	1,692,000	1,603,390
3.12%, 4/15/2022	731,000	729,816
3.13%, 9/15/2024	518,000	505,485
3.38%, 9/15/2025	539,000	528,387
3.80%, 11/15/2021	664,000	677,160
3.88%, 9/15/2023	391,000	401,905
4.63%, 4/15/2020	86,000	87,931
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	945,000	889,708
3.45%, 1/15/2021	320,000	317,888
3.63%, 6/1/2024 (a)	732,000	707,105
3.88%, 1/15/2022	699,000	694,240
4.38%, 9/1/2023 (a)	90,000	90,233

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	$ 212,000	$ 209,017
Series MTN, 2.63%, 1/15/2022	1,084,000	1,063,198
Series MTN, 2.75%, 12/9/2020	1,294,000	1,285,330
Series MTN, 3.25%, 6/10/2024	272,000	268,434
Series MTN, 3.35%, 4/1/2023	751,000	748,514
Series MTN, 3.38%, 5/26/2025	1,006,000	985,025
Series MTN, 3.50%, 7/15/2020	220,000	222,372
Series MTN, 3.50%, 3/1/2027	481,000	469,456
Series MTN, 3.63%, 5/20/2021	317,000	321,498
Series MTN, 3.70%, 1/30/2026	1,446,000	1,436,413
Series MTN, 3.80%, 4/1/2028 (a)	750,000	746,340
Nordstrom, Inc.:
4.00%, 10/15/2021	275,000	277,995
4.00%, 3/15/2027 (a)	152,000	146,333
4.75%, 5/1/2020	393,000	403,006
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	449,000	428,566
3.60%, 9/1/2027	242,000	228,511
3.80%, 9/1/2022	231,000	233,474
3.85%, 6/15/2023	259,000	261,116
4.35%, 6/1/2028	780,000	775,889
4.63%, 9/15/2021	360,000	372,240
4.88%, 1/14/2021	199,000	205,684
QVC, Inc.:
4.38%, 3/15/2023	920,000	908,491
4.45%, 2/15/2025	757,000	731,270
4.85%, 4/1/2024 (a)	863,000	857,227
5.13%, 7/2/2022	450,000	460,651
Starbucks Corp.:
2.10%, 2/4/2021	1,069,000	1,038,608
2.20%, 11/22/2020	473,000	462,315
2.45%, 6/15/2026	150,000	134,505
2.70%, 6/15/2022	507,000	492,682
3.10%, 3/1/2023	1,113,000	1,090,940
3.50%, 3/1/2028 (a)	927,000	892,061
3.85%, 10/1/2023	474,000	478,996
Tapestry, Inc.:
3.00%, 7/15/2022	733,000	709,573
4.13%, 7/15/2027	992,000	947,439
4.25%, 4/1/2025	776,000	767,712
Target Corp.:
2.50%, 4/15/2026 (a)	828,000	761,371
2.90%, 1/15/2022 (a)	976,000	973,609
3.50%, 7/1/2024	882,000	884,708
3.88%, 7/15/2020	600,000	612,414
TJX Cos., Inc.:
2.25%, 9/15/2026	508,000	453,390
2.50%, 5/15/2023	420,000	404,489
Security Description	Principal Amount	Value
2.75%, 6/15/2021	$ 773,000	$ 765,803
Walgreen Co. 3.10%, 9/15/2022	1,126,000	1,103,075
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	1,754,000	1,745,300
3.30%, 11/18/2021	1,157,000	1,150,833
3.45%, 6/1/2026	1,840,000	1,715,174
3.80%, 11/18/2024	920,000	907,212
Walmart, Inc.:
1.75%, 10/9/2019	1,109,000	1,096,967
1.90%, 12/15/2020	2,213,000	2,167,855
2.35%, 12/15/2022	1,211,000	1,168,530
2.55%, 4/11/2023	1,651,000	1,585,340
2.65%, 12/15/2024	838,000	802,620
2.85%, 6/23/2020	1,000,000	1,003,200
3.13%, 6/23/2021 (a)	2,500,000	2,513,325
3.30%, 4/22/2024	1,657,000	1,649,494
3.40%, 6/26/2023 (a)	2,050,000	2,066,462
3.55%, 6/26/2025 (a)	1,200,000	1,208,688
3.63%, 7/8/2020	19,000	19,298
3.70%, 6/26/2028	2,500,000	2,523,775
4.25%, 4/15/2021	8,000	8,267
5.88%, 4/5/2027	720,000	846,454
		91,135,598
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	295,000	293,490
SEMICONDUCTORS — 1.8%
Altera Corp. 4.10%, 11/15/2023	266,000	275,956
Analog Devices, Inc.:
2.50%, 12/5/2021	754,000	731,207
2.85%, 3/12/2020	387,000	385,386
2.88%, 6/1/2023	431,000	417,221
2.95%, 1/12/2021	750,000	744,330
3.13%, 12/5/2023	473,000	459,075
3.50%, 12/5/2026	962,000	917,854
3.90%, 12/15/2025	707,000	700,835
Applied Materials, Inc.:
2.63%, 10/1/2020	593,000	587,527
3.30%, 4/1/2027	1,055,000	1,023,213
3.90%, 10/1/2025	950,000	965,732
4.30%, 6/15/2021	931,000	961,714
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	968,000	937,460
2.38%, 1/15/2020	2,781,000	2,744,402
2.65%, 1/15/2023	1,234,000	1,163,699
3.00%, 1/15/2022	3,755,000	3,651,888
3.13%, 1/15/2025	805,000	746,477
3.50%, 1/15/2028	790,000	719,248
3.63%, 1/15/2024	2,255,000	2,182,750
3.88%, 1/15/2027	3,447,000	3,265,067
Intel Corp.:
1.70%, 5/19/2021	1,004,000	968,338

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
1.85%, 5/11/2020	$ 1,148,000	$ 1,128,794
2.35%, 5/11/2022	1,294,000	1,257,884
2.45%, 7/29/2020	1,466,000	1,456,236
2.60%, 5/19/2026 (a)	775,000	723,137
2.70%, 12/15/2022	2,227,000	2,180,144
2.88%, 5/11/2024	1,508,000	1,460,950
3.10%, 7/29/2022	443,000	442,774
3.15%, 5/11/2027 (a)	1,120,000	1,085,493
3.30%, 10/1/2021	1,949,000	1,964,514
3.70%, 7/29/2025	747,000	753,768
KLA-Tencor Corp.:
4.13%, 11/1/2021	594,000	604,472
4.65%, 11/1/2024	1,273,000	1,316,562
Lam Research Corp.:
2.75%, 3/15/2020	413,000	410,506
2.80%, 6/15/2021	1,022,000	1,004,176
3.80%, 3/15/2025	104,000	103,547
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	1,000,000	1,001,250
4.88%, 6/22/2028	500,000	498,065
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	305,000	299,995
3.45%, 6/15/2027	595,000	563,084
NVIDIA Corp.:
2.20%, 9/16/2021	1,345,000	1,305,266
3.20%, 9/16/2026	610,000	587,631
QUALCOMM, Inc.:
2.10%, 5/20/2020	1,024,000	1,014,088
2.25%, 5/20/2020	1,680,000	1,653,372
2.60%, 1/30/2023	1,198,000	1,144,521
2.90%, 5/20/2024	1,479,000	1,397,093
3.00%, 5/20/2022	1,583,000	1,558,543
3.25%, 5/20/2027	2,726,000	2,541,095
3.45%, 5/20/2025	1,554,000	1,496,595
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (a) (b)	250,000	250,306
Texas Instruments, Inc.:
1.75%, 5/1/2020	370,000	362,966
1.85%, 5/15/2022	750,000	716,197
2.25%, 5/1/2023	457,000	436,526
2.63%, 5/15/2024	668,000	639,336
2.75%, 3/12/2021	337,000	335,851
2.90%, 11/3/2027 (a)	942,000	890,915
Xilinx, Inc.:
2.95%, 6/1/2024	748,000	710,735
3.00%, 3/15/2021	231,000	228,976
		60,074,742
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	662,000	625,855
SOFTWARE — 2.6%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	875,000	845,670
2.60%, 6/15/2022	649,000	625,714
Security Description	Principal Amount	Value
3.40%, 9/15/2026	$ 1,125,000	$ 1,071,270
3.40%, 6/15/2027	235,000	222,926
Adobe Systems, Inc.:
3.25%, 2/1/2025	944,000	925,819
4.75%, 2/1/2020	874,000	899,171
Autodesk, Inc.:
3.50%, 6/15/2027	1,091,000	1,019,267
3.60%, 12/15/2022	202,000	201,287
4.38%, 6/15/2025	395,000	397,682
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	472,000	448,027
3.95%, 9/1/2020	202,000	204,998
CA, Inc.:
3.60%, 8/1/2020	53,000	53,199
3.60%, 8/15/2022	492,000	489,112
4.70%, 3/15/2027	350,000	353,174
5.38%, 12/1/2019	692,000	712,075
Cadence Design Systems, Inc. 4.38%, 10/15/2024	543,000	549,912
Citrix Systems, Inc. 4.50%, 12/1/2027	1,012,000	981,296
Electronic Arts, Inc.:
3.70%, 3/1/2021	450,000	454,149
4.80%, 3/1/2026	1,136,000	1,203,422
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	973,000	937,064
3.00%, 8/15/2026	893,000	822,114
3.50%, 4/15/2023	632,000	624,201
3.63%, 10/15/2020	1,242,000	1,250,694
3.88%, 6/5/2024	302,000	301,468
4.50%, 10/15/2022	772,000	796,526
5.00%, 10/15/2025	762,000	801,662
Series 10Y, 4.25%, 5/15/2028	580,000	578,817
Fiserv, Inc.:
2.70%, 6/1/2020	912,000	903,008
3.50%, 10/1/2022	723,000	718,937
3.85%, 6/1/2025	798,000	794,632
4.63%, 10/1/2020	511,000	525,385
4.75%, 6/15/2021	400,000	416,084
Microsoft Corp.:
1.10%, 8/8/2019	1,808,000	1,779,162
1.55%, 8/8/2021	2,503,000	2,401,003
1.85%, 2/6/2020	1,112,000	1,097,766
1.85%, 2/12/2020	1,117,000	1,102,513
2.00%, 11/3/2020	1,322,000	1,299,605
2.00%, 8/8/2023	1,717,000	1,620,247
2.13%, 11/15/2022	336,000	323,588
2.38%, 2/12/2022	1,686,000	1,649,802
2.38%, 5/1/2023	682,000	658,655
2.40%, 2/6/2022	919,000	899,223
2.40%, 8/8/2026	2,819,000	2,606,109
2.65%, 11/3/2022	2,301,000	2,263,448
2.70%, 2/12/2025	1,093,000	1,052,100
2.88%, 2/6/2024	2,368,000	2,320,972
3.00%, 10/1/2020	777,000	781,934

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.13%, 11/3/2025	$ 3,073,000	$ 3,015,965
3.30%, 2/6/2027	3,750,000	3,696,863
3.63%, 12/15/2023	738,000	753,483
4.00%, 2/8/2021 (a)	484,000	499,309
Oracle Corp.:
1.90%, 9/15/2021	4,565,000	4,390,160
2.25%, 10/8/2019	1,268,000	1,260,570
2.40%, 9/15/2023	2,422,000	2,297,873
2.50%, 5/15/2022	2,507,000	2,440,489
2.50%, 10/15/2022	2,702,000	2,615,725
2.63%, 2/15/2023	1,175,000	1,137,952
2.65%, 7/15/2026	2,600,000	2,399,982
2.80%, 7/8/2021	2,757,000	2,740,513
2.95%, 11/15/2024	2,126,000	2,049,230
2.95%, 5/15/2025	1,312,000	1,252,396
3.25%, 11/15/2027	2,670,000	2,556,685
3.40%, 7/8/2024	3,627,000	3,590,911
3.63%, 7/15/2023	1,046,000	1,056,554
3.88%, 7/15/2020	1,224,000	1,247,170
salesforce.com, Inc.:
3.25%, 4/11/2023	625,000	621,544
3.70%, 4/11/2028	875,000	868,035
VMware, Inc.:
2.30%, 8/21/2020	1,406,000	1,374,857
2.95%, 8/21/2022	1,487,000	1,426,226
3.90%, 8/21/2027	1,085,000	1,003,951
		87,281,332
TELECOMMUNICATIONS — 3.0%
America Movil SAB de CV:
3.13%, 7/16/2022	1,639,000	1,610,973
5.00%, 10/16/2019	406,000	415,776
5.00%, 3/30/2020	1,146,000	1,177,687
AT&T, Inc.:
2.45%, 6/30/2020	2,607,000	2,566,200
2.63%, 12/1/2022	999,000	949,639
2.80%, 2/17/2021	1,787,000	1,757,783
3.00%, 2/15/2022	566,000	552,773
3.00%, 6/30/2022	1,150,000	1,115,696
3.20%, 3/1/2022	1,367,000	1,339,578
3.40%, 5/15/2025	4,870,000	4,572,686
3.60%, 2/17/2023	864,000	852,267
3.80%, 3/15/2022	596,000	596,620
3.80%, 3/1/2024	1,127,000	1,107,458
3.88%, 8/15/2021	1,532,000	1,547,948
3.90%, 3/11/2024	750,000	740,280
3.95%, 1/15/2025	1,712,000	1,674,028
4.10%, 2/15/2028 (b)	7,373,000	7,042,468
4.13%, 2/17/2026	4,217,000	4,117,605
4.25%, 3/1/2027	996,000	974,696
4.45%, 5/15/2021 (a)	1,095,000	1,121,422
4.45%, 4/1/2024	1,139,000	1,151,973
4.60%, 2/15/2021	43,000	44,103
5.00%, 3/1/2021	1,123,000	1,165,023
5.20%, 3/15/2020	759,000	783,857
5.88%, 10/1/2019	946,000	978,297
7.13%, 3/15/2026 (b)	151,000	173,886
Security Description	Principal Amount	Value
Cisco Systems, Inc.:
1.40%, 9/20/2019	$ 827,000	$ 814,479
1.85%, 9/20/2021	1,749,000	1,684,252
2.20%, 2/28/2021	2,622,000	2,570,897
2.20%, 9/20/2023	1,011,000	955,082
2.45%, 6/15/2020	1,688,000	1,677,551
2.50%, 9/20/2026	607,000	562,179
2.60%, 2/28/2023	617,000	598,762
2.90%, 3/4/2021	269,000	269,091
2.95%, 2/28/2026	576,000	553,288
3.00%, 6/15/2022	520,000	518,268
3.50%, 6/15/2025	105,000	105,683
3.63%, 3/4/2024	1,249,000	1,263,001
4.45%, 1/15/2020	2,196,000	2,251,910
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	1,008,000	1,038,119
Juniper Networks, Inc.:
3.30%, 6/15/2020	100,000	99,835
4.35%, 6/15/2025	7,000	7,002
4.50%, 3/15/2024	787,000	801,260
4.60%, 3/15/2021	115,000	118,042
Motorola Solutions, Inc.:
3.50%, 9/1/2021	413,000	409,762
3.50%, 3/1/2023	435,000	421,467
3.75%, 5/15/2022	811,000	807,586
4.00%, 9/1/2024	674,000	658,431
4.60%, 2/23/2028 (a)	907,000	901,640
7.50%, 5/15/2025	100,000	117,565
Orange SA:
1.63%, 11/3/2019	604,000	593,176
4.13%, 9/14/2021	1,252,000	1,281,572
5.38%, 7/8/2019	1,013,000	1,037,950
Rogers Communications, Inc.:
2.90%, 11/15/2026	675,000	623,693
3.00%, 3/15/2023 (a)	281,000	274,290
3.63%, 12/15/2025	834,000	816,044
4.10%, 10/1/2023	866,000	885,831
Telefonica Emisiones SAU:
4.10%, 3/8/2027	1,464,000	1,416,830
4.57%, 4/27/2023	827,000	856,879
5.13%, 4/27/2020	1,303,000	1,345,204
5.46%, 2/16/2021	1,548,000	1,623,341
5.88%, 7/15/2019	774,000	796,717
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	252,000	259,772
TELUS Corp.:
2.80%, 2/16/2027 (a)	222,000	203,481
3.70%, 9/15/2027	805,000	788,079
Verizon Communications, Inc.:
2.63%, 2/21/2020	120,000	119,435
2.63%, 8/15/2026	1,829,000	1,627,956
2.95%, 3/15/2022	644,000	630,882
3.00%, 11/1/2021	100,000	98,404
3.13%, 3/16/2022 (a)	120,000	118,374
3.38%, 2/15/2025	3,628,000	3,480,377
3.50%, 11/1/2021	30,000	30,136

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
3.50%, 11/1/2024	$ 2,571,000	$ 2,466,180
4.13%, 3/16/2027	2,146,000	2,122,866
4.15%, 3/15/2024	100,000	101,202
4.33%, 9/21/2028 (b)	8,608,000	8,546,453
5.15%, 9/15/2023	20,000	21,269
Vodafone Group PLC:
2.50%, 9/26/2022	1,048,000	1,001,857
2.95%, 2/19/2023	1,869,000	1,804,407
3.75%, 1/16/2024	1,315,000	1,303,165
4.13%, 5/30/2025	1,000,000	996,470
4.38%, 3/16/2021	266,000	273,499
4.38%, 5/30/2028	1,135,000	1,121,459
		98,003,124
TEXTILES — 0.1%
Cintas Corp. No. 2:
2.90%, 4/1/2022	806,000	787,881
3.70%, 4/1/2027	804,000	788,933
Mohawk Industries, Inc. 3.85%, 2/1/2023	233,000	235,253
		1,812,067
TOYS/GAMES/HOBBIES — 0.0% (e)
Hasbro, Inc.:
3.15%, 5/15/2021	400,000	396,144
3.50%, 9/15/2027	460,000	426,392
		822,536
TRANSPORTATION — 1.3%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (c)	412,000	458,362
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	424,000	416,283
3.00%, 4/1/2025	1,139,000	1,095,388
3.05%, 3/15/2022	387,000	383,563
3.05%, 9/1/2022	1,107,000	1,095,144
3.25%, 6/15/2027 (a)	492,000	476,182
3.40%, 9/1/2024	808,000	799,039
3.45%, 9/15/2021	556,000	559,792
3.65%, 9/1/2025	800,000	799,704
3.75%, 4/1/2024	565,000	572,136
3.85%, 9/1/2023	524,000	534,323
4.70%, 10/1/2019	829,000	847,188
Canadian National Railway Co.:
2.40%, 2/3/2020	655,000	649,891
2.75%, 3/1/2026	517,000	488,441
2.85%, 12/15/2021	69,000	68,298
2.95%, 11/21/2024	280,000	272,493
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	458,000	436,927
4.45%, 3/15/2023	100,000	103,946
4.50%, 1/15/2022	60,000	62,005
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,000,000	984,840
CSX Corp.:
Security Description	Principal Amount	Value
2.60%, 11/1/2026	$ 789,000	$ 712,656
3.25%, 6/1/2027	398,000	374,287
3.35%, 11/1/2025	682,000	659,249
3.40%, 8/1/2024	425,000	418,051
3.70%, 10/30/2020	817,000	825,840
3.70%, 11/1/2023	202,000	202,661
3.80%, 3/1/2028	754,000	736,055
4.25%, 6/1/2021	550,000	563,965
FedEx Corp.:
2.30%, 2/1/2020	430,000	425,416
2.63%, 8/1/2022	529,000	514,151
3.20%, 2/1/2025	752,000	727,959
3.25%, 4/1/2026 (a)	357,000	341,388
3.30%, 3/15/2027	360,000	341,881
3.40%, 2/15/2028 (a)	904,000	859,921
4.00%, 1/15/2024	1,081,000	1,101,042
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	198,338
Kansas City Southern 3.00%, 5/15/2023	211,000	202,277
Kirby Corp. 4.20%, 3/1/2028	750,000	737,962
Norfolk Southern Corp.:
2.90%, 2/15/2023	616,000	603,046
2.90%, 6/15/2026	792,000	740,568
3.00%, 4/1/2022	432,000	426,967
3.15%, 6/1/2027	642,000	602,992
3.25%, 12/1/2021	878,000	876,543
3.85%, 1/15/2024	100,000	101,230
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	492,000	474,249
Series MTN, 2.45%, 9/3/2019	363,000	360,684
Series MTN, 2.50%, 5/11/2020	205,000	202,282
Series MTN, 2.50%, 9/1/2022	290,000	277,463
Series MTN, 2.65%, 3/2/2020	331,000	327,955
Series MTN, 2.80%, 3/1/2022 (a)	590,000	575,816
Series MTN, 2.88%, 9/1/2020	260,000	257,655
Series MTN, 3.40%, 3/1/2023	1,104,000	1,088,312
Series MTN, 3.75%, 6/9/2023	500,000	500,360
Union Pacific Corp.:
2.75%, 4/15/2023	420,000	406,959
2.75%, 3/1/2026	653,000	607,277
2.95%, 1/15/2023	380,000	371,492
3.00%, 4/15/2027 (a)	799,000	755,510
3.20%, 6/8/2021	635,000	636,410
3.25%, 8/15/2025	687,000	666,493
3.50%, 6/8/2023 (a)	750,000	750,968
3.65%, 2/15/2024	365,000	365,872
3.75%, 3/15/2024	723,000	729,066
3.75%, 7/15/2025 (a)	850,000	852,312
3.95%, 9/10/2028 (a)	290,000	291,633
4.00%, 2/1/2021	202,000	205,781
4.16%, 7/15/2022	776,000	800,514
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	109,108

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
2.05%, 4/1/2021	$ 819,000	$ 799,426
2.35%, 5/16/2022	875,000	850,474
2.40%, 11/15/2026	430,000	391,859
2.45%, 10/1/2022	894,000	865,723
2.50%, 4/1/2023	976,000	942,670
2.80%, 11/15/2024	982,000	942,445
3.05%, 11/15/2027	550,000	524,199
3.13%, 1/15/2021	731,000	734,392
		42,063,749
TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
2.60%, 3/30/2020	179,000	176,818
3.25%, 3/30/2025	200,000	189,110
3.25%, 9/15/2026	250,000	231,223
3.50%, 3/15/2028	35,000	32,295
3.85%, 3/30/2027	155,000	148,208
4.85%, 6/1/2021	175,000	181,384
		959,038
WATER — 0.0% (e)
American Water Capital Corp.:
2.95%, 9/1/2027	605,000	568,585
3.40%, 3/1/2025	505,000	498,198
3.85%, 3/1/2024	150,000	151,770
		1,218,553
TOTAL CORPORATE BONDS & NOTES (Cost $3,346,527,684)		3,266,813,308

Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	14,998,714	14,998,714
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	18,583,198	$ 18,583,198
TOTAL SHORT-TERM INVESTMENTS (Cost $33,581,912)		33,581,912
TOTAL INVESTMENTS — 99.8% (Cost $3,380,109,596)		3,300,395,220
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,930,494
NET ASSETS — 100.0%		$ 3,306,325,714

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 7,740,715	$—	$ 7,740,715
Aerospace & Defense	—	53,214,483	—	53,214,483
Agriculture	—	37,327,571	—	37,327,571
Airlines	—	12,658,051	—	12,658,051
Apparel	—	2,455,966	—	2,455,966
Auto Manufacturers	—	86,059,263	—	86,059,263
Auto Parts & Equipment	—	4,828,432	—	4,828,432
Banks	—	928,964,701	—	928,964,701
Beverages	—	88,413,869	—	88,413,869
Biotechnology	—	47,415,141	—	47,415,141
Building Materials	—	10,797,127	—	10,797,127

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$ —	$ 40,811,652	$—	$ 40,811,652
Commercial Services	—	21,019,696	—	21,019,696
Computers	—	92,659,604	—	92,659,604
Cosmetics/Personal Care	—	21,454,019	—	21,454,019
Diversified Financial Services	—	122,988,585	—	122,988,585
Electric	—	146,853,844	—	146,853,844
Electrical Components & Equipment	—	3,913,608	—	3,913,608
Electronics	—	26,763,094	—	26,763,094
Engineering & Construction	—	1,109,317	—	1,109,317
Environmental Control	—	9,676,709	—	9,676,709
Food	—	55,893,247	—	55,893,247
Forest Products & Paper	—	6,743,918	—	6,743,918
Gas	—	12,380,435	—	12,380,435
Hand & Machine Tools	—	2,897,982	—	2,897,982
Health Care Products	—	61,257,544	—	61,257,544
Health Care Services	—	52,051,361	—	52,051,361
Home Builders	—	2,938,156	—	2,938,156
Home Furnishings	—	1,609,107	—	1,609,107
Household Products & Wares	—	4,767,869	—	4,767,869
Housewares	—	7,595,858	—	7,595,858
Insurance	—	82,969,347	—	82,969,347
Internet	—	40,799,939	—	40,799,939
Investment Company Security	—	4,164,681	—	4,164,681
Iron/Steel	—	8,231,243	—	8,231,243
Leisure Time	—	1,976,497	—	1,976,497
Lodging	—	4,785,216	—	4,785,216
Machinery, Construction & Mining	—	17,450,060	—	17,450,060
Machinery-Diversified	—	27,413,377	—	27,413,377
Media	—	86,062,561	—	86,062,561
Metal Fabricate & Hardware	—	2,219,490	—	2,219,490
Mining	—	13,018,052	—	13,018,052
Miscellaneous Manufacturer	—	34,150,357	—	34,150,357
Office & Business Equipment	—	3,328,162	—	3,328,162
Oil & Gas	—	141,138,852	—	141,138,852
Oil & Gas Services	—	9,533,283	—	9,533,283
Packaging & Containers	—	7,190,910	—	7,190,910
Pharmaceuticals	—	161,225,713	—	161,225,713
Pipelines	—	124,983,836	—	124,983,836
Real Estate	—	2,469,415	—	2,469,415
Real Estate Investment Trusts	—	134,151,309	—	134,151,309
Retail	—	91,135,598	—	91,135,598
Savings & Loans	—	293,490	—	293,490
Semiconductors	—	60,074,742	—	60,074,742
Shipbuilding	—	625,855	—	625,855
Software	—	87,281,332	—	87,281,332
Telecommunications	—	98,003,124	—	98,003,124
Textiles	—	1,812,067	—	1,812,067
Toys/Games/Hobbies	—	822,536	—	822,536
Transportation	—	42,063,749	—	42,063,749
Trucking & Leasing	—	959,038	—	959,038
Water	—	1,218,553	—	1,218,553
Short-Term Investments	33,581,912	—	—	33,581,912
TOTAL INVESTMENTS	$33,581,912	$3,266,813,308	$—	$3,300,395,220

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,605,664	$ 1,605,664	$296,980,423	$283,587,373	$—	$—	14,998,714	$14,998,714	$ 47,723	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,103,000	10,103,000	113,726,319	105,246,121	—	—	18,583,198	18,583,198	82,866	—
Total		$11,708,664	$410,706,742	$388,833,494	$—	$—		$33,581,912	$130,589	$—
290	ARSPIB

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.1%
WPP Finance 2010:
5.13%, 9/7/2042	$ 30,000	$ 29,650
5.63%, 11/15/2043	158,000	166,862
		196,512
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
3.38%, 6/15/2046	37,000	33,423
3.55%, 3/1/2038	95,000	91,507
3.63%, 3/1/2048	55,000	51,726
3.65%, 3/1/2047	14,000	13,232
6.13%, 2/15/2033	154,000	193,061
6.63%, 2/15/2038	231,000	310,600
6.88%, 3/15/2039	110,000	153,493
General Dynamics Corp. 3.60%, 11/15/2042	80,000	76,370
Harris Corp.:
4.85%, 4/27/2035	100,000	102,333
5.05%, 4/27/2045	190,000	197,509
Lockheed Martin Corp.:
3.60%, 3/1/2035	124,000	115,781
3.80%, 3/1/2045	429,000	394,337
4.07%, 12/15/2042	10,000	9,623
4.09%, 9/15/2052	352,000	332,499
4.50%, 5/15/2036	264,000	275,273
4.70%, 5/15/2046	136,000	143,933
5.72%, 6/1/2040	15,000	18,045
Series B, 6.15%, 9/1/2036	286,000	351,874
Northrop Grumman Corp.:
3.85%, 4/15/2045	254,000	230,957
4.03%, 10/15/2047	441,000	412,798
4.75%, 6/1/2043	178,000	185,875
5.05%, 11/15/2040	61,000	66,020
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	39,618
Raytheon Co.:
4.20%, 12/15/2044	17,000	17,723
4.70%, 12/15/2041	154,000	170,221
4.88%, 10/15/2040	97,000	109,323
7.20%, 8/15/2027	30,000	37,800
Rockwell Collins, Inc.:
4.35%, 4/15/2047	210,000	200,749
4.80%, 12/15/2043	100,000	101,920
United Technologies Corp.:
3.75%, 11/1/2046	5,000	4,375
4.05%, 5/4/2047 (a)	110,000	101,110
4.15%, 5/15/2045	252,000	234,625
4.50%, 6/1/2042	301,000	296,377
5.40%, 5/1/2035	301,000	326,064
5.70%, 4/15/2040	323,000	366,411
6.05%, 6/1/2036	243,000	280,667
6.13%, 7/15/2038	242,000	284,067
6.70%, 8/1/2028	50,000	60,386
Security Description	Principal Amount	Value
7.50%, 9/15/2029	$ 260,000	$ 333,728
		6,725,433
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.88%, 9/16/2046	241,000	212,191
4.25%, 8/9/2042	348,000	324,618
4.50%, 5/2/2043	131,000	126,091
5.38%, 1/31/2044	294,000	318,061
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047 (a)	198,000	184,096
4.02%, 4/16/2043	86,000	83,805
5.38%, 9/15/2035	215,000	246,622
BAT Capital Corp.:
4.39%, 8/15/2037 (b)	315,000	294,790
4.54%, 8/15/2047 (b)	467,000	436,860
Philip Morris International, Inc.:
3.88%, 8/21/2042	117,000	105,037
4.13%, 3/4/2043	165,000	153,011
4.25%, 11/10/2044	279,000	264,657
4.38%, 11/15/2041	365,000	352,849
4.50%, 3/20/2042	111,000	108,975
4.88%, 11/15/2043	194,000	199,420
6.38%, 5/16/2038	423,000	510,997
Reynolds American, Inc.:
5.70%, 8/15/2035	269,000	289,393
5.85%, 8/15/2045	383,000	419,531
6.15%, 9/15/2043	226,000	256,094
7.25%, 6/15/2037	100,000	125,662
		5,012,760
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	11,256	10,997
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,811	1,762
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	95,597	93,084
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	34,114	32,294
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	44,511	41,684
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	126,852	123,600
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	8,000	7,650
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	60,802	60,633
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	45,437	44,631

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	$ 18,969	$ 18,324
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	150,910	142,420
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	115,000	111,081
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	6,693	6,655
		694,815
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	150,000	133,205
3.63%, 5/1/2043	70,000	65,121
3.88%, 11/1/2045	117,000	113,251
VF Corp. 6.45%, 11/1/2037	51,000	64,052
		375,629
AUTO MANUFACTURERS — 0.9%
Daimler Finance North America LLC 8.50%, 1/18/2031	305,000	430,203
Ford Motor Co.:
4.75%, 1/15/2043	348,000	300,853
5.29%, 12/8/2046 (a)	173,000	160,283
6.63%, 10/1/2028	289,000	323,856
7.40%, 11/1/2046	223,000	264,491
General Motors Co.:
5.00%, 4/1/2035	98,000	93,356
5.15%, 4/1/2038	2,000	1,898
5.20%, 4/1/2045	224,000	206,647
5.40%, 4/1/2048	142,000	135,019
6.25%, 10/2/2043	221,000	229,150
6.60%, 4/1/2036	392,000	428,154
6.75%, 4/1/2046	300,000	330,519
		2,904,429
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	237,000	221,074
BorgWarner, Inc. 4.38%, 3/15/2045	114,000	108,040
		329,114
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	321,000	369,304
7.75%, 5/14/2038	517,000	699,935
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	240,000	216,874
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	228,000	221,231
Security Description	Principal Amount	Value
Series L, 4.75%, 4/21/2045	$ 258,000	$ 258,134
Series MTN, 4.88%, 4/1/2044	157,000	164,235
Series MTN, 5.00%, 1/21/2044	399,000	422,310
Series MTN, 5.88%, 2/7/2042	299,000	350,628
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	226,000	221,485
Bank of America NA 6.00%, 10/15/2036	295,000	351,469
Bank of New York Mellon Corp.:
Series MTN, 3.00%, 10/30/2028	79,000	72,449
Series MTN, 3.30%, 8/23/2029	182,000	169,309
Bank One Capital III 8.75%, 9/1/2030	25,000	34,339
Bank One Corp.:
7.63%, 10/15/2026	51,000	62,377
8.00%, 4/29/2027	146,000	183,674
Barclays PLC:
4.95%, 1/10/2047	217,000	203,420
5.25%, 8/17/2045	231,000	225,163
Citigroup, Inc.:
4.65%, 7/30/2045	166,000	165,168
4.75%, 5/18/2046	333,000	318,385
5.30%, 5/6/2044	263,000	270,609
5.88%, 2/22/2033	231,000	255,063
5.88%, 1/30/2042	469,000	539,964
6.00%, 10/31/2033	182,000	204,399
6.63%, 6/15/2032	492,000	580,491
6.68%, 9/13/2043	156,000	188,896
8.13%, 7/15/2039	285,000	400,542
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	100,000	91,090
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	159,000	150,972
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	245,000	255,398
5.75%, 12/1/2043	151,000	168,524
Series MTN, 5.25%, 5/24/2041	472,000	528,182
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	368,000	365,545
Fifth Third Bancorp 8.25%, 3/1/2038	310,000	425,261
First Republic Bank 4.38%, 8/1/2046	37,000	35,563
Goldman Sachs Capital I 6.35%, 2/15/2034	250,000	289,735
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	432,000	426,877
5.15%, 5/22/2045	353,000	350,042
6.13%, 2/15/2033	598,000	688,555
6.25%, 2/1/2041	543,000	635,924
6.45%, 5/1/2036	296,000	343,144
6.75%, 10/1/2037	953,000	1,129,791
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	466,000	423,934
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	195,000	187,654

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series MTN, 4.80%, 7/8/2044	$ 172,000	$ 171,512
HSBC Bank USA NA:
5.88%, 11/1/2034	254,000	288,849
7.00%, 1/15/2039	150,000	193,044
HSBC Holdings PLC:
5.25%, 3/14/2044	299,000	303,934
6.10%, 1/14/2042	147,000	178,011
6.50%, 5/2/2036	466,000	542,405
6.50%, 9/15/2037	283,000	331,956
6.80%, 6/1/2038	494,000	596,465
7.63%, 5/17/2032	71,000	90,114
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	115,933
JPMorgan Chase & Co.:
4.85%, 2/1/2044	428,000	446,451
4.95%, 6/1/2045	347,000	352,916
5.40%, 1/6/2042	250,000	277,350
5.50%, 10/15/2040	396,000	443,975
5.60%, 7/15/2041	435,000	492,964
5.63%, 8/16/2043	193,000	214,832
6.40%, 5/15/2038	310,000	382,332
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	218,000	196,246
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	360,000	332,032
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	206,000	185,114
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	400,000	364,756
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	411,000	388,748
Lloyds Banking Group PLC:
4.34%, 1/9/2048	266,000	228,297
5.30%, 12/1/2045	242,000	240,296
Morgan Stanley:
4.30%, 1/27/2045	673,000	636,032
4.38%, 1/22/2047	539,000	513,823
6.38%, 7/24/2042	293,000	358,746
7.25%, 4/1/2032	185,000	233,033
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	406,000	398,022
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	136,000	125,365
Regions Bank 6.45%, 6/26/2037	136,000	161,403
Regions Financial Corp. 7.38%, 12/10/2037	87,000	112,060
Wachovia Corp.:
5.50%, 8/1/2035	313,000	334,005
7.50%, 4/15/2035	130,000	164,974
7.57%, 8/1/2026 (d)	75,000	89,101
Wells Fargo & Co.:
3.90%, 5/1/2045 (a)	400,000	363,180
5.38%, 2/7/2035	139,000	154,175
5.38%, 11/2/2043	295,000	307,042
5.61%, 1/15/2044	376,000	402,899
Series GMTN, 4.90%, 11/17/2045	579,000	575,642
Security Description	Principal Amount	Value
Series MTN, 4.40%, 6/14/2046	$ 332,000	$ 304,158
Series MTN, 4.65%, 11/4/2044	448,000	427,379
Series MTN, 4.75%, 12/7/2046	360,000	347,476
Wells Fargo Bank NA:
5.85%, 2/1/2037	55,000	62,951
5.95%, 8/26/2036	159,000	183,453
Wells Fargo Capital 5.95%, 12/1/2086	378,000	406,758
		27,666,253
BEVERAGES — 3.2%
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	115,000	104,530
4.63%, 2/1/2044	720,000	710,467
4.70%, 2/1/2036	324,000	327,888
4.90%, 2/1/2046	1,393,000	1,432,826
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	68,000	59,745
4.38%, 4/15/2038	275,000	267,528
4.44%, 10/6/2048	540,000	519,302
4.60%, 4/15/2048	652,000	641,959
4.75%, 4/15/2058	257,000	252,505
4.95%, 1/15/2042	392,000	408,166
5.88%, 6/15/2035	140,000	162,142
8.00%, 11/15/2039	92,000	130,625
8.20%, 1/15/2039	996,000	1,430,316
Brown-Forman Corp.:
4.00%, 4/15/2038	55,000	54,818
4.50%, 7/15/2045	114,000	122,372
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	116,000	130,154
Constellation Brands, Inc.:
4.10%, 2/15/2048 (a)	250,000	223,417
4.50%, 5/9/2047	25,000	23,908
Diageo Capital PLC:
3.88%, 4/29/2043	51,000	49,399
5.88%, 9/30/2036	176,000	215,405
Diageo Investment Corp. 7.45%, 4/15/2035	213,000	297,131
Dr Pepper Snapple Group, Inc.:
4.42%, 12/15/2046	26,000	23,729
4.50%, 11/15/2045	177,000	163,435
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	73,000	71,939
Maple Escrow Subsidiary, Inc.:
4.99%, 5/25/2038 (b)	100,000	100,655
5.09%, 5/25/2048 (a) (b)	100,000	100,759
Molson Coors Brewing Co.:
4.20%, 7/15/2046	390,000	349,190
5.00%, 5/1/2042	197,000	199,327
PepsiCo, Inc.:
3.45%, 10/6/2046	253,000	225,954
4.00%, 3/5/2042	364,000	358,842
4.00%, 5/2/2047 (a)	98,000	96,347
4.25%, 10/22/2044	185,000	188,371

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.45%, 4/14/2046	$ 220,000	$ 230,923
4.60%, 7/17/2045	150,000	161,564
4.88%, 11/1/2040	181,000	200,095
5.50%, 1/15/2040	184,000	219,267
Pepsi-Cola Metropolitan Bottling Co., Inc.:
5.50%, 5/15/2035	51,000	61,206
Series B, 7.00%, 3/1/2029	202,000	257,399
		10,573,605
BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
4.40%, 5/1/2045	321,000	306,837
4.56%, 6/15/2048	250,000	244,862
4.66%, 6/15/2051	698,000	689,722
4.95%, 10/1/2041	176,000	181,435
5.15%, 11/15/2041	160,000	170,525
5.65%, 6/15/2042	226,000	255,574
5.75%, 3/15/2040	150,000	171,633
6.38%, 6/1/2037	109,000	130,557
6.40%, 2/1/2039	51,000	61,611
6.90%, 6/1/2038	81,000	103,473
Baxalta, Inc. 5.25%, 6/23/2045	269,000	277,425
Biogen, Inc. 5.20%, 9/15/2045	297,000	314,167
Celgene Corp.:
4.35%, 11/15/2047	120,000	105,887
4.55%, 2/20/2048	307,000	279,981
4.63%, 5/15/2044	298,000	276,839
5.00%, 8/15/2045	399,000	388,522
5.25%, 8/15/2043	80,000	81,318
Genentech, Inc. 5.25%, 7/15/2035	87,000	100,428
Gilead Sciences, Inc.:
4.00%, 9/1/2036	128,000	123,190
4.15%, 3/1/2047	173,000	165,336
4.50%, 2/1/2045	327,000	326,807
4.60%, 9/1/2035	357,000	367,578
4.75%, 3/1/2046	362,000	373,928
4.80%, 4/1/2044	504,000	523,323
5.65%, 12/1/2041	193,000	222,444
		6,243,402
BUILDING MATERIALS — 0.6%
Johnson Controls International PLC:
4.50%, 2/15/2047	217,000	209,249
4.63%, 7/2/2044 (d)	5,000	4,898
4.95%, 7/2/2064 (d)	73,000	70,423
5.13%, 9/14/2045	50,000	52,060
6.00%, 1/15/2036	129,000	149,653
Lafarge SA 7.13%, 7/15/2036	274,000	342,204
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	200,000	172,700
Masco Corp.:
4.50%, 5/15/2047	222,000	194,519
Security Description	Principal Amount	Value
7.75%, 8/1/2029	$ 19,000	$ 23,019
Owens Corning:
4.30%, 7/15/2047	72,000	59,154
4.40%, 1/30/2048	179,000	149,248
7.00%, 12/1/2036	94,000	108,950
Vulcan Materials Co.:
4.50%, 6/15/2047	137,000	125,218
4.70%, 3/1/2048 (b)	209,000	195,637
		1,856,932
CHEMICALS — 2.0%
Albemarle Corp. 5.45%, 12/1/2044	107,000	112,960
Dow Chemical Co.:
4.25%, 10/1/2034	315,000	304,287
4.38%, 11/15/2042	200,000	189,260
4.63%, 10/1/2044	104,000	102,017
5.25%, 11/15/2041	150,000	156,805
7.38%, 11/1/2029	175,000	218,468
9.40%, 5/15/2039	282,000	432,926
Eastman Chemical Co.:
4.65%, 10/15/2044	236,000	230,954
4.80%, 9/1/2042	305,000	302,371
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	143,000	133,782
4.90%, 1/15/2041	186,000	193,278
5.60%, 12/15/2036	112,000	128,942
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	142,000	129,450
Lubrizol Corp. 6.50%, 10/1/2034	25,000	33,153
LYB International Finance B.V. 4.88%, 3/15/2044	90,000	89,497
LyondellBasell Industries NV 4.63%, 2/26/2055	471,000	435,534
Methanex Corp. 5.65%, 12/1/2044	171,000	166,393
Monsanto Co.:
3.95%, 4/15/2045	113,000	98,698
4.20%, 7/15/2034	250,000	232,497
4.40%, 7/15/2044	164,000	152,525
4.65%, 11/15/2043	168,000	161,317
4.70%, 7/15/2064	221,000	193,956
Mosaic Co.:
4.88%, 11/15/2041	24,000	21,815
5.45%, 11/15/2033	234,000	236,576
5.63%, 11/15/2043	166,000	167,014
Nutrien, Ltd.:
4.13%, 3/15/2035	185,000	172,161
4.90%, 6/1/2043	117,000	116,371
5.25%, 1/15/2045	128,000	132,553
5.88%, 12/1/2036	123,000	140,460
6.13%, 1/15/2041	150,000	172,443
7.13%, 5/23/2036	15,000	19,268
Praxair, Inc. 3.55%, 11/7/2042	251,000	235,242

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Rohm & Haas Co. 7.85%, 7/15/2029	$ 160,000	$ 205,974
RPM International, Inc. 5.25%, 6/1/2045	176,000	185,740
Sherwin-Williams Co.:
4.00%, 12/15/2042	77,000	69,104
4.50%, 6/1/2047	296,000	283,086
4.55%, 8/1/2045	37,000	35,997
Westlake Chemical Corp.:
4.38%, 11/15/2047	125,000	115,319
5.00%, 8/15/2046	157,000	158,812
		6,667,005
COMMERCIAL SERVICES — 1.2%
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	57,000	56,317
California Institute of Technology:
4.32%, 8/1/2045	60,000	63,775
4.70%, 11/1/2111	84,000	89,168
Cleveland Clinic Foundation 4.86%, 1/1/2114	180,000	195,529
Ecolab, Inc.:
3.95%, 12/1/2047	121,000	115,666
5.50%, 12/8/2041	226,000	266,011
George Washington University:
4.87%, 9/15/2045	106,000	117,409
Series 2018, 4.13%, 9/15/2048	200,000	203,122
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	51,000	52,179
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	107,000	100,036
4.68%, 7/1/2114	61,000	66,950
5.60%, 7/1/2111	211,000	271,414
Moody's Corp. 5.25%, 7/15/2044	200,000	225,566
Northwestern University:
3.87%, 12/1/2048	101,000	102,048
Series 2017, 3.66%, 12/1/2057	197,000	188,519
President & Fellows of Harvard College 4.88%, 10/15/2040	87,000	101,639
President and Fellows of Harvard College 3.30%, 7/15/2056	169,000	151,770
Princeton University 5.70%, 3/1/2039	201,000	258,269
S&P Global, Inc.:
4.50%, 5/15/2048	100,000	101,245
6.55%, 11/15/2037	288,000	365,705
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	50,476
Series 2017, 3.39%, 2/15/2048	196,000	184,181
University of Pennsylvania 4.67%, 9/1/2112	14,000	14,645
University of Southern California:
Security Description	Principal Amount	Value
3.03%, 10/1/2039	$ 269,000	$ 244,672
Series 2017, 3.84%, 10/1/2047	42,000	41,998
Verisk Analytics, Inc. 5.50%, 6/15/2045	251,000	257,742
Western Union Co. 6.20%, 11/17/2036	91,000	91,848
William Marsh Rice University 3.57%, 5/15/2045	104,000	100,784
		4,078,683
COMPUTERS — 1.9%
Apple, Inc.:
3.45%, 2/9/2045	363,000	324,990
3.75%, 9/12/2047	122,000	114,536
3.75%, 11/13/2047	206,000	193,937
3.85%, 5/4/2043	679,000	649,457
3.85%, 8/4/2046	299,000	284,412
4.25%, 2/9/2047	443,000	450,389
4.38%, 5/13/2045	570,000	586,638
4.45%, 5/6/2044	182,000	190,132
4.50%, 2/23/2036	230,000	247,137
4.65%, 2/23/2046	626,000	673,632
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (b)	306,000	357,766
8.35%, 7/15/2046 (b)	348,000	419,893
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	147,000	150,124
6.35%, 10/15/2045	242,000	240,282
HP, Inc. 6.00%, 9/15/2041	303,000	308,233
International Business Machines Corp.:
4.00%, 6/20/2042	219,000	213,880
4.70%, 2/19/2046	110,000	120,009
5.60%, 11/30/2039	165,000	195,603
5.88%, 11/29/2032	188,000	228,480
6.22%, 8/1/2027	30,000	35,403
6.50%, 1/15/2028	30,000	36,375
Seagate HDD Cayman 5.75%, 12/1/2034 (a)	125,000	112,207
		6,133,515
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (a)	30,000	28,047
Series MTN, 4.00%, 8/15/2045	173,000	170,952
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	97,000	99,300
4.38%, 6/15/2045	51,000	54,042
6.00%, 5/15/2037	95,000	117,057
Procter & Gamble Co. 3.50%, 10/25/2047	164,000	150,308
Unilever Capital Corp. 5.90%, 11/15/2032	257,000	316,621
		936,327

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	$ 37,000	$ 33,445
4.60%, 6/15/2045	269,000	276,879
		310,324
DIVERSIFIED FINANCIAL SERVICES — 1.3%
American Express Co. 4.05%, 12/3/2042	257,000	251,243
AXA Financial, Inc. 7.00%, 4/1/2028	73,000	84,055
Brookfield Finance, Inc. 4.70%, 9/20/2047	237,000	224,761
CME Group, Inc.:
4.15%, 6/15/2048	75,000	76,011
5.30%, 9/15/2043	319,000	374,117
Credit Suisse USA, Inc. 7.13%, 7/15/2032	124,000	156,028
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	987,000	955,742
Invesco Finance PLC 5.38%, 11/30/2043	191,000	216,139
Jefferies Group LLC 6.25%, 1/15/2036	194,000	199,137
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	163,000	144,040
Legg Mason, Inc. 5.63%, 1/15/2044	97,000	101,155
Mastercard, Inc.:
3.80%, 11/21/2046	212,000	207,249
3.95%, 2/26/2048	45,000	45,007
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	37,000	37,135
Series C, 8.00%, 3/1/2032	81,000	112,920
Raymond James Financial, Inc. 4.95%, 7/15/2046	129,000	131,839
Visa, Inc.:
3.65%, 9/15/2047	135,000	126,649
4.15%, 12/14/2035	329,000	341,078
4.30%, 12/14/2045	586,000	608,145
		4,392,450
ELECTRIC — 11.2%
AEP Transmission Co. LLC 3.75%, 12/1/2047	164,000	151,954
Alabama Power Co.:
3.75%, 3/1/2045	51,000	47,461
3.85%, 12/1/2042	150,000	142,146
4.15%, 8/15/2044	140,000	138,177
4.30%, 1/2/2046	30,000	30,303
6.00%, 3/1/2039	51,000	63,481
6.13%, 5/15/2038	73,000	90,643
Series A, 4.30%, 7/15/2048	30,000	30,623
Series B, 3.70%, 12/1/2047	175,000	161,983
Security Description	Principal Amount	Value
Ameren Illinois Co.:
3.70%, 12/1/2047	$ 135,000	$ 126,589
4.15%, 3/15/2046	117,000	117,791
Appalachian Power Co.:
4.40%, 5/15/2044	120,000	121,182
7.00%, 4/1/2038	231,000	306,606
Arizona Public Service Co.:
4.35%, 11/15/2045	112,000	115,450
4.50%, 4/1/2042	59,000	61,688
Avista Corp. 4.35%, 6/1/2048	100,000	100,831
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	164,000	147,229
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	170,000	155,492
4.50%, 2/1/2045	128,000	131,141
5.15%, 11/15/2043	90,000	100,606
5.95%, 5/15/2037	75,000	91,612
6.13%, 4/1/2036	358,000	441,987
Black Hills Corp. 4.20%, 9/15/2046	137,000	132,549
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	15,000	13,825
3.95%, 3/1/2048	150,000	147,027
4.50%, 4/1/2044	37,000	39,605
Series K2, 6.95%, 3/15/2033	150,000	195,794
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	35,000	34,214
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	150,000	179,356
CMS Energy Corp. 4.88%, 3/1/2044	88,000	93,507
Commonwealth Edison Co.:
3.65%, 6/15/2046	40,000	36,774
3.70%, 3/1/2045	30,000	28,100
3.80%, 10/1/2042	141,000	133,733
4.00%, 3/1/2048	220,000	215,164
4.35%, 11/15/2045	110,000	112,779
4.60%, 8/15/2043	74,000	80,018
4.70%, 1/15/2044	36,000	38,944
5.90%, 3/15/2036	226,000	276,387
Series 123, 3.75%, 8/15/2047	65,000	60,851
Connecticut Light & Power Co.:
4.00%, 4/1/2048	50,000	49,619
4.30%, 4/15/2044	266,000	275,861
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	300,000	281,337
4.45%, 3/15/2044	129,000	131,946
4.50%, 5/15/2058	150,000	150,364
4.63%, 12/1/2054	193,000	199,626
5.70%, 6/15/2040	180,000	214,423
Series 05-A, 5.30%, 3/1/2035	236,000	268,707
Series 06-A, 5.85%, 3/15/2036	182,000	215,887
Series 06-B, 6.20%, 6/15/2036	101,000	125,344
Series 07-A, 6.30%, 8/15/2037	160,000	201,794
Series 09-C, 5.50%, 12/1/2039	150,000	176,626

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Series 12-A, 4.20%, 3/15/2042	$ 194,000	$ 191,911
Series C, 4.00%, 11/15/2057	150,000	138,460
Series C, 4.30%, 12/1/2056	82,000	80,246
Consumers Energy Co.:
3.95%, 5/15/2043	51,000	50,331
3.95%, 7/15/2047	137,000	134,900
4.05%, 5/15/2048	100,000	100,046
Delmarva Power & Light Co. 4.15%, 5/15/2045	37,000	36,837
Dominion Energy, Inc.:
4.70%, 12/1/2044	75,000	75,596
7.00%, 6/15/2038	55,000	70,049
Series B, 5.95%, 6/15/2035	200,000	230,084
Series C, 4.05%, 9/15/2042	30,000	27,550
Series C, 4.90%, 8/1/2041	47,000	48,507
Series E, 6.30%, 3/15/2033	25,000	29,839
Series F, 5.25%, 8/1/2033	184,000	197,209
DTE Electric Co.:
3.70%, 3/15/2045	76,000	71,210
3.70%, 6/1/2046	107,000	101,083
4.30%, 7/1/2044	84,000	86,571
Series A, 4.05%, 5/15/2048	300,000	298,137
DTE Energy Co. 6.38%, 4/15/2033	22,000	26,402
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	125,000	115,613
3.75%, 6/1/2045	143,000	134,393
3.88%, 3/15/2046	70,000	67,086
3.95%, 3/15/2048	75,000	72,815
4.00%, 9/30/2042	99,000	97,047
6.00%, 1/15/2038	197,000	245,639
6.05%, 4/15/2038	104,000	129,503
6.10%, 6/1/2037	20,000	24,967
6.45%, 10/15/2032	151,000	190,056
Series A, 6.00%, 12/1/2028	86,000	100,291
Duke Energy Corp.:
3.75%, 9/1/2046	19,000	16,803
3.95%, 8/15/2047	147,000	134,398
4.80%, 12/15/2045	50,000	52,511
Duke Energy Florida LLC:
3.40%, 10/1/2046	193,000	170,736
3.85%, 11/15/2042	90,000	86,851
4.20%, 7/15/2048	150,000	151,611
5.65%, 4/1/2040	41,000	49,642
6.35%, 9/15/2037	181,000	236,029
6.40%, 6/15/2038	315,000	406,734
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	47,041
Duke Energy Indiana LLC:
3.75%, 5/15/2046	37,000	34,762
6.12%, 10/15/2035	211,000	258,388
6.35%, 8/15/2038	61,000	78,526
6.45%, 4/1/2039	99,000	129,347
Series WWW, 4.90%, 7/15/2043	144,000	158,481
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	13,041
Security Description	Principal Amount	Value
Duke Energy Progress LLC:
3.70%, 10/15/2046	$ 150,000	$ 139,134
4.10%, 5/15/2042	85,000	84,197
4.10%, 3/15/2043	275,000	274,607
4.15%, 12/1/2044	125,000	124,056
4.20%, 8/15/2045	25,000	25,057
4.38%, 3/30/2044	63,000	65,287
6.30%, 4/1/2038	165,000	211,741
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	37,855
6.00%, 5/15/2035	21,000	23,836
Emera US Finance L.P. 4.75%, 6/15/2046	264,000	260,249
Entergy Louisiana LLC:
3.05%, 6/1/2031	37,000	33,735
4.00%, 3/15/2033	160,000	160,123
Entergy Mississippi, Inc. 2.85%, 6/1/2028	107,000	98,042
Exelon Corp.:
4.45%, 4/15/2046	5,000	4,873
4.95%, 6/15/2035	17,000	18,284
5.10%, 6/15/2045	251,000	266,396
5.63%, 6/15/2035	111,000	127,333
Exelon Generation Co. LLC:
5.60%, 6/15/2042	131,000	131,925
5.75%, 10/1/2041	350,000	351,928
6.25%, 10/1/2039	354,000	374,847
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	259,000	265,265
Series C, 7.38%, 11/15/2031	230,000	298,175
Florida Power & Light Co.:
3.80%, 12/15/2042	235,000	225,835
3.95%, 3/1/2048	165,000	162,327
4.05%, 6/1/2042	300,000	298,983
4.13%, 2/1/2042	353,000	356,371
4.13%, 6/1/2048	150,000	151,354
5.25%, 2/1/2041	111,000	128,066
5.63%, 4/1/2034	15,000	17,729
5.69%, 3/1/2040	134,000	163,224
5.95%, 2/1/2038	217,000	270,449
Georgia Power Co.:
4.30%, 3/15/2042	178,000	177,494
4.30%, 3/15/2043	194,000	194,122
Series 10-C, 4.75%, 9/1/2040	195,000	212,218
Iberdrola International B.V. 6.75%, 7/15/2036	211,000	266,974
Indiana Michigan Power Co.:
6.05%, 3/15/2037	67,000	81,895
Series K, 4.55%, 3/15/2046	82,000	85,661
Series L, 3.75%, 7/1/2047	247,000	229,006
Interstate Power & Light Co. 6.25%, 7/15/2039	55,000	70,349
ITC Holdings Corp. 5.30%, 7/1/2043	150,000	169,869
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	84,569

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$ 14,629	$ 15,292
Kansas City Power & Light Co.:
4.20%, 6/15/2047	150,000	149,521
5.30%, 10/1/2041	57,000	64,466
Series B, 6.05%, 11/15/2035	30,000	35,920
Kentucky Utilities Co. 5.13%, 11/1/2040	276,000	315,429
MidAmerican Energy Co.:
3.65%, 8/1/2048	131,000	121,047
3.95%, 8/1/2047	63,000	61,277
4.25%, 5/1/2046	223,000	226,599
4.40%, 10/15/2044	150,000	155,694
4.80%, 9/15/2043	91,000	99,926
6.75%, 12/30/2031	37,000	47,307
Series MTN, 5.75%, 11/1/2035	51,000	61,199
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	215,000	203,523
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	30,000	38,624
Series R, 6.75%, 7/1/2037	174,000	228,220
Northern States Power Co.:
4.00%, 8/15/2045	180,000	177,781
4.13%, 5/15/2044	30,000	30,076
5.35%, 11/1/2039	10,000	11,667
6.20%, 7/1/2037	333,000	419,384
6.25%, 6/1/2036	39,000	48,994
NorthWestern Corp. 4.18%, 11/15/2044	91,000	93,503
NSTAR Electric Co.:
4.40%, 3/1/2044	59,000	62,390
5.50%, 3/15/2040	51,000	59,650
Oglethorpe Power Corp.:
5.38%, 11/1/2040	114,000	129,151
5.95%, 11/1/2039	140,000	169,273
Ohio Edison Co. 6.88%, 7/15/2036	171,000	224,651
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	37,000	35,775
4.15%, 4/1/2047	137,000	139,247
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	50,000	47,461
3.80%, 9/30/2047	124,000	118,487
4.55%, 12/1/2041	61,000	64,801
5.25%, 9/30/2040	30,000	34,883
5.30%, 6/1/2042	241,000	278,003
7.25%, 1/15/2033	112,000	150,247
7.50%, 9/1/2038	64,000	90,343
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	15,019
3.95%, 12/1/2047	82,000	70,099
4.00%, 12/1/2046	192,000	165,191
4.25%, 3/15/2046	87,000	77,500
4.45%, 4/15/2042	268,000	243,976
4.60%, 6/15/2043	47,000	43,772
4.75%, 2/15/2044	73,000	69,256
Security Description	Principal Amount	Value
5.13%, 11/15/2043 (a)	$ 141,000	$ 138,803
5.40%, 1/15/2040 (a)	335,000	338,042
5.80%, 3/1/2037 (a)	228,000	237,877
6.05%, 3/1/2034	617,000	665,706
6.25%, 3/1/2039	9,000	9,808
6.35%, 2/15/2038	210,000	228,033
PacifiCorp:
4.10%, 2/1/2042	100,000	99,847
5.25%, 6/15/2035	50,000	57,445
6.00%, 1/15/2039	25,000	31,313
6.10%, 8/1/2036	130,000	163,379
6.25%, 10/15/2037	133,000	170,304
6.35%, 7/15/2038	45,000	58,387
PECO Energy Co.:
3.70%, 9/15/2047	52,000	48,832
3.90%, 3/1/2048	150,000	147,568
4.15%, 10/1/2044	56,000	56,368
Potomac Electric Power Co.:
4.15%, 3/15/2043	166,000	165,773
7.90%, 12/15/2038	76,000	110,664
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	10,000	9,160
4.70%, 6/1/2043	168,000	171,367
5.00%, 3/15/2044	150,000	158,100
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	174,000	169,857
4.13%, 6/15/2044	10,000	10,028
4.15%, 10/1/2045	20,000	20,054
4.15%, 6/15/2048	50,000	50,822
6.25%, 5/15/2039	30,000	38,508
Progress Energy, Inc.:
6.00%, 12/1/2039	150,000	181,765
7.00%, 10/30/2031	219,000	279,376
7.75%, 3/1/2031	43,000	57,344
Public Service Co. of Colorado:
3.60%, 9/15/2042	161,000	152,470
3.80%, 6/15/2047	137,000	130,451
4.10%, 6/15/2048	65,000	65,242
Series 17, 6.25%, 9/1/2037	51,000	65,025
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	230,000	211,768
Series MTN, 3.65%, 9/1/2042	15,000	14,077
Series MTN, 3.80%, 1/1/2043	50,000	48,102
Series MTN, 3.95%, 5/1/2042	92,000	90,600
Series MTN, 4.05%, 5/1/2048	100,000	99,825
Series MTN, 4.15%, 11/1/2045	156,000	154,914
Series MTN, 5.50%, 3/1/2040	30,000	35,905
Series MTN, 5.80%, 5/1/2037	51,000	62,432
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	190,000	193,542
4.30%, 5/20/2045	93,000	95,305
5.64%, 4/15/2041	42,000	50,198
5.76%, 10/1/2039	51,000	62,541
5.80%, 3/15/2040	34,000	41,637
6.27%, 3/15/2037	30,000	38,036
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	250,000	247,497

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.50%, 8/15/2040	$ 95,000	$ 99,132
6.00%, 6/1/2039	37,000	46,672
Sempra Energy:
3.80%, 2/1/2038	120,000	108,926
4.00%, 2/1/2048	189,000	170,089
6.00%, 10/15/2039	185,000	217,186
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	137,000	124,607
4.35%, 2/1/2042	4,000	3,779
4.60%, 6/15/2043	317,000	310,815
5.10%, 6/1/2065	150,000	151,107
5.45%, 2/1/2041	104,000	111,948
6.63%, 2/1/2032	50,000	59,062
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	772	767
Southern California Edison Co.:
4.05%, 3/15/2042	137,000	128,624
4.50%, 9/1/2040	109,000	109,483
4.65%, 10/1/2043	109,000	110,852
5.50%, 3/15/2040	60,000	68,561
6.00%, 1/15/2034	201,000	236,111
6.05%, 3/15/2039	60,000	71,829
6.65%, 4/1/2029	277,000	337,793
Series 05-B, 5.55%, 1/15/2036	55,000	61,827
Series 05-E, 5.35%, 7/15/2035	159,000	181,685
Series 08-A, 5.95%, 2/1/2038	100,000	117,896
Series 13-A, 3.90%, 3/15/2043	210,000	192,828
Series C, 3.60%, 2/1/2045	25,000	21,782
Series C, 4.13%, 3/1/2048	309,000	292,450
Southern Co. 4.40%, 7/1/2046	290,000	283,301
Southern Power Co.:
5.15%, 9/15/2041	217,000	222,219
Series F, 4.95%, 12/15/2046	290,000	289,594
Southwestern Electric Power Co.:
6.20%, 3/15/2040	165,000	202,607
Series J, 3.90%, 4/1/2045	100,000	93,668
Southwestern Public Service Co.:
3.70%, 8/15/2047	62,000	57,582
4.50%, 8/15/2041	31,000	32,258
Tampa Electric Co.:
4.10%, 6/15/2042	50,000	49,263
4.30%, 6/15/2048	100,000	99,402
4.35%, 5/15/2044	170,000	173,004
TransAlta Corp. 6.50%, 3/15/2040	51,000	49,897
Union Electric Co.:
3.65%, 4/15/2045	47,000	43,591
4.00%, 4/1/2048	100,000	98,341
5.30%, 8/1/2037	145,000	169,148
8.45%, 3/15/2039	54,000	81,843
Virginia Electric & Power Co.:
4.00%, 1/15/2043	200,000	191,560
4.45%, 2/15/2044	40,000	40,904
6.35%, 11/30/2037	106,000	134,597
8.88%, 11/15/2038	123,000	190,934
Security Description	Principal Amount	Value
Series A, 6.00%, 5/15/2037	$ 42,000	$ 51,224
Series B, 6.00%, 1/15/2036	112,000	135,470
Series C, 4.00%, 11/15/2046	229,000	219,407
Series D, 4.65%, 8/15/2043	100,000	104,965
Westar Energy, Inc.:
4.10%, 4/1/2043	67,000	66,435
4.13%, 3/1/2042	55,000	54,697
4.25%, 12/1/2045	80,000	80,718
Wisconsin Electric Power Co. 5.70%, 12/1/2036	152,000	183,002
Wisconsin Power & Light Co. 6.38%, 8/15/2037	200,000	259,902
Wisconsin Public Service Corp. 4.75%, 11/1/2044	146,000	160,004
Xcel Energy, Inc. 6.50%, 7/1/2036	201,000	257,111
		36,947,035
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	38,997
6.13%, 4/15/2039	62,000	76,535
		115,532
ELECTRONICS — 0.5%
Corning, Inc.:
4.38%, 11/15/2057	65,000	57,164
4.75%, 3/15/2042	114,000	114,864
5.75%, 8/15/2040	274,000	315,642
Fortive Corp. 4.30%, 6/15/2046	55,000	51,735
Honeywell International, Inc.:
3.81%, 11/21/2047	138,000	134,669
5.70%, 3/15/2037	192,000	236,709
Series 30, 5.38%, 3/1/2041	100,000	118,708
Koninklijke Philips NV:
5.00%, 3/15/2042	120,000	133,091
6.88%, 3/11/2038	123,000	164,151
Tyco Electronics Group SA 7.13%, 10/1/2037	188,000	255,159
		1,581,892
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	100,000	117,826
6.20%, 3/1/2040	100,000	123,038
Waste Management, Inc.:
3.90%, 3/1/2035	138,000	134,568
4.10%, 3/1/2045	174,000	171,261
6.13%, 11/30/2039	30,000	36,555
		583,248
FOOD — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	75,267
Campbell Soup Co.:
3.80%, 8/2/2042	72,000	56,378

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.80%, 3/15/2048 (a)	$ 87,000	$ 78,604
Conagra Brands, Inc.:
7.00%, 10/1/2028	154,000	179,994
8.25%, 9/15/2030	68,000	88,142
General Mills, Inc.:
4.15%, 2/15/2043	55,000	48,910
4.55%, 4/17/2038	75,000	71,752
4.70%, 4/17/2048 (a)	80,000	76,144
5.40%, 6/15/2040	101,000	106,260
Hershey Co. 3.38%, 8/15/2046	137,000	121,555
JM Smucker Co.:
4.25%, 3/15/2035	141,000	133,796
4.38%, 3/15/2045	129,000	119,558
Kellogg Co.:
4.50%, 4/1/2046	52,000	49,204
Series B, 7.45%, 4/1/2031	4,000	5,070
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	284,000	309,495
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	495,000	428,804
4.63%, 1/30/2029	300,000	297,882
5.00%, 7/15/2035	241,000	237,744
5.00%, 6/4/2042	336,000	321,969
5.20%, 7/15/2045	439,000	427,836
6.50%, 2/9/2040	192,000	216,605
6.88%, 1/26/2039	192,000	226,262
Kroger Co.:
3.88%, 10/15/2046	50,000	41,587
4.45%, 2/1/2047 (a)	145,000	133,024
5.00%, 4/15/2042	10,000	9,877
5.15%, 8/1/2043	150,000	150,741
5.40%, 7/15/2040	130,000	133,958
6.90%, 4/15/2038	108,000	130,017
7.50%, 4/1/2031	109,000	136,063
McCormick & Co., Inc. 4.20%, 8/15/2047	70,000	66,305
Mondelez International, Inc. 4.63%, 5/7/2048	100,000	97,477
Sysco Corp.:
4.45%, 3/15/2048	100,000	96,912
4.85%, 10/1/2045	93,000	94,456
5.38%, 9/21/2035	198,000	215,721
Tyson Foods, Inc.:
4.55%, 6/2/2047	105,000	100,524
4.88%, 8/15/2034	122,000	124,007
5.15%, 8/15/2044	149,000	154,842
		5,362,742
FOREST PRODUCTS & PAPER — 0.5%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	165,000	160,920
Georgia-Pacific LLC:
7.75%, 11/15/2029	53,000	70,984
8.88%, 5/15/2031	73,000	106,658
International Paper Co.:
4.35%, 8/15/2048	213,000	192,358
Security Description	Principal Amount	Value
4.40%, 8/15/2047	$ 320,000	$ 292,278
4.80%, 6/15/2044	434,000	423,975
5.00%, 9/15/2035	80,000	81,137
5.15%, 5/15/2046	25,000	25,551
7.30%, 11/15/2039	168,000	211,557
		1,565,418
GAS — 1.0%
Atmos Energy Corp.:
4.13%, 10/15/2044	185,000	183,109
4.15%, 1/15/2043	116,000	115,492
5.50%, 6/15/2041	55,000	64,563
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	64,000	61,001
5.85%, 1/15/2041	73,000	88,083
6.63%, 11/1/2037	51,000	63,802
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	150,000	149,753
4.80%, 11/1/2043	115,000	120,113
KeySpan Corp. 5.80%, 4/1/2035	88,000	102,555
NiSource, Inc.:
3.95%, 3/30/2048	163,000	150,156
4.38%, 5/15/2047	286,000	280,120
5.25%, 2/15/2043	81,000	88,987
5.65%, 2/1/2045	242,000	276,042
5.95%, 6/15/2041	111,000	131,145
ONE Gas, Inc. 4.66%, 2/1/2044	224,000	239,319
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	200,000	182,888
4.65%, 8/1/2043	67,000	71,206
Southern California Gas Co.:
3.75%, 9/15/2042	30,000	28,290
5.13%, 11/15/2040	105,000	119,409
Series UU, 4.13%, 6/1/2048	100,000	99,671
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	195,000	179,328
4.40%, 6/1/2043	36,000	35,453
4.40%, 5/30/2047	37,000	36,719
5.88%, 3/15/2041	179,000	207,832
Southwest Gas Corp. 3.80%, 9/29/2046	137,000	127,759
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	132,000	127,066
		3,329,861
HAND & MACHINE TOOLS — 0.0% (e)
Snap-on, Inc. 4.10%, 3/1/2048	85,000	85,253
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	33,402
		118,655

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories:
4.75%, 11/30/2036	$ 100,000	$ 105,289
4.75%, 4/15/2043	149,000	155,611
4.90%, 11/30/2046	581,000	625,481
5.30%, 5/27/2040	131,000	143,792
6.00%, 4/1/2039	142,000	167,706
6.15%, 11/30/2037	307,000	365,438
Baxter International, Inc. 3.50%, 8/15/2046	159,000	136,463
Becton Dickinson and Co.:
4.67%, 6/6/2047	277,000	269,042
4.69%, 12/15/2044	216,000	209,198
5.00%, 11/12/2040	158,000	158,229
Boston Scientific Corp.:
7.00%, 11/15/2035	125,000	160,325
7.38%, 1/15/2040	30,000	40,483
Covidien International Finance SA 6.55%, 10/15/2037	81,000	103,688
Danaher Corp. 4.38%, 9/15/2045	93,000	97,050
Medtronic, Inc.:
4.00%, 4/1/2043	87,000	82,821
4.38%, 3/15/2035	536,000	554,144
4.50%, 3/15/2042	76,000	78,583
4.63%, 3/15/2044	240,000	252,672
4.63%, 3/15/2045	639,000	677,666
5.55%, 3/15/2040	134,000	156,261
6.50%, 3/15/2039	53,000	67,437
Stryker Corp.:
4.38%, 5/15/2044	30,000	29,317
4.63%, 3/15/2046	236,000	240,581
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	116,000	109,814
5.30%, 2/1/2044	130,000	144,764
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	50,000	46,930
5.75%, 11/30/2039	162,000	184,990
		5,363,775
HEALTH CARE SERVICES — 2.9%
Aetna, Inc.:
3.88%, 8/15/2047	21,000	18,665
4.13%, 11/15/2042	203,000	187,787
4.50%, 5/15/2042	193,000	189,750
4.75%, 3/15/2044	136,000	136,212
6.63%, 6/15/2036	3,000	3,698
6.75%, 12/15/2037	263,000	334,891
AHS Hospital Corp. 5.02%, 7/1/2045	87,000	97,721
Anthem, Inc.:
4.38%, 12/1/2047	6,000	5,562
4.55%, 3/1/2048	229,000	219,286
4.63%, 5/15/2042	206,000	199,013
4.65%, 1/15/2043	440,000	425,938
4.65%, 8/15/2044	119,000	115,820
Security Description	Principal Amount	Value
5.85%, 1/15/2036	$ 2,000	$ 2,260
5.95%, 12/15/2034	154,000	174,842
6.38%, 6/15/2037	150,000	177,497
Ascension Health:
3.95%, 11/15/2046	200,000	196,702
4.85%, 11/15/2053	101,000	113,589
Baylor Scott & White Holdings:
3.97%, 11/15/2046	37,000	35,599
4.19%, 11/15/2045	86,000	87,045
Catholic Health Initiatives 4.35%, 11/1/2042	231,000	218,676
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	77,000	77,531
Children's Hospital Medical Center 4.27%, 5/15/2044	100,000	103,069
Cigna Corp. 3.88%, 10/15/2047	285,000	243,125
City of Hope Series 2018, 4.38%, 8/15/2048	150,000	153,375
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	98,637
Dignity Health 5.27%, 11/1/2064	146,000	147,791
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	60,895
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	95,000	96,416
4.50%, 7/1/2057	37,000	40,080
Humana, Inc.:
4.63%, 12/1/2042	98,000	97,921
4.95%, 10/1/2044	162,000	169,152
Indiana University Health, Inc. 3.97%, 11/1/2048	55,000	55,916
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	57,000	54,935
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	280,000	283,220
4.88%, 4/1/2042	124,000	138,900
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	270,000	264,098
Mayo Clinic Series 2013, 4.00%, 11/15/2047	51,000	50,515
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	197,000	202,971
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	47,907
New York and Presbyterian Hospital:
4.02%, 8/1/2045	121,000	120,946
4.06%, 8/1/2056	187,000	184,431
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	199,000	182,155
4.26%, 11/1/2047	87,000	83,168
NYU Langone Hospitals:
4.37%, 7/1/2047 (a)	37,000	37,572
4.78%, 7/1/2044	86,000	93,775

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Orlando Health Obligated Group 4.09%, 10/1/2048	$ 65,000	$ 66,128
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	103,000	100,630
Series 2017, 3.77%, 7/1/2048	40,000	36,552
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	70,000	66,732
Series I, 3.74%, 10/1/2047	124,000	115,820
Quest Diagnostics, Inc. 4.70%, 3/30/2045	81,000	80,825
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	42,000	40,372
Stanford Health Care Series 2018, 3.80%, 11/15/2048	95,000	91,127
Sutter Health:
Series 2018, 3.70%, 8/15/2028	50,000	49,244
Series 2018, 4.09%, 8/15/2048	50,000	48,514
Texas Health Resources 4.33%, 11/15/2055	43,000	45,500
Trinity Health Corp. 4.13%, 12/1/2045	50,000	49,124
UnitedHealth Group, Inc.:
3.75%, 10/15/2047	128,000	117,957
3.95%, 10/15/2042	186,000	176,322
4.20%, 1/15/2047	279,000	274,065
4.25%, 3/15/2043	111,000	110,390
4.25%, 4/15/2047	238,000	236,898
4.25%, 6/15/2048	200,000	200,948
4.38%, 3/15/2042	139,000	139,999
4.63%, 7/15/2035	246,000	259,658
4.63%, 11/15/2041	101,000	105,929
4.75%, 7/15/2045	249,000	266,940
5.70%, 10/15/2040	61,000	72,771
5.80%, 3/15/2036	198,000	235,062
5.95%, 2/15/2041	189,000	231,230
6.50%, 6/15/2037	24,000	31,111
6.63%, 11/15/2037	201,000	261,131
6.88%, 2/15/2038	100,000	132,847
		9,672,880
HOME FURNISHINGS — 0.0% (e)
Whirlpool Corp. 4.50%, 6/1/2046 (a)	123,000	114,512
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	102,000	92,187
Kimberly-Clark Corp.:
3.20%, 7/30/2046	105,000	90,504
3.90%, 5/4/2047	87,000	85,191
6.63%, 8/1/2037	101,000	135,054
		402,936
HOUSEWARES — 0.2%
Newell Brands, Inc.:
5.38%, 4/1/2036	154,000	151,861
Security Description	Principal Amount	Value
5.50%, 4/1/2046	$ 469,000	$ 459,198
		611,059
INSURANCE — 4.0%
Aflac, Inc. 4.00%, 10/15/2046	87,000	81,763
Alleghany Corp. 4.90%, 9/15/2044	139,000	141,307
Allstate Corp.:
4.20%, 12/15/2046	122,000	119,813
4.50%, 6/15/2043	325,000	333,326
5.55%, 5/9/2035	124,000	143,437
5.95%, 4/1/2036	23,000	27,599
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	10,000	11,252
American Financial Group, Inc. 4.50%, 6/15/2047	177,000	166,106
American International Group, Inc.:
3.88%, 1/15/2035	155,000	137,924
4.38%, 1/15/2055	144,000	125,340
4.50%, 7/16/2044	292,000	272,299
4.70%, 7/10/2035	14,000	13,732
4.75%, 4/1/2048	203,000	195,832
4.80%, 7/10/2045	168,000	163,709
6.25%, 5/1/2036	356,000	405,267
3 month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	120,000	151,282
Aon Corp. 6.25%, 9/30/2040	12,000	14,312
Aon PLC:
4.45%, 5/24/2043	51,000	47,833
4.60%, 6/14/2044	20,000	19,551
4.75%, 5/15/2045	250,000	248,407
Arch Capital Group US, Inc. 5.14%, 11/1/2043	111,000	117,739
Arch Capital Group, Ltd. 7.35%, 5/1/2034	150,000	192,411
Assurant, Inc. 6.75%, 2/15/2034	46,000	53,214
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048 (b)	5,000	4,617
AXA SA 8.60%, 12/15/2030	108,000	140,883
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	106,000	106,864
4.40%, 5/15/2042	148,000	151,311
5.75%, 1/15/2040	198,000	234,980
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	169,000	175,689
Brighthouse Financial, Inc. 4.70%, 6/22/2047	338,000	279,371
Chubb Corp.:
6.00%, 5/11/2037	197,000	240,517
Series 1, 6.50%, 5/15/2038	169,000	217,407
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	25,000	24,766
4.35%, 11/3/2045	364,000	371,757
6.70%, 5/15/2036	60,000	77,407

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
Cincinnati Financial Corp. 6.13%, 11/1/2034	$ 151,000	$ 179,886
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	120,000	144,059
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	51,000	51,553
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	55,000	52,296
4.40%, 3/15/2048	100,000	96,205
5.95%, 10/15/2036	173,000	204,124
6.10%, 10/1/2041	35,000	41,650
Lincoln National Corp.:
4.35%, 3/1/2048	90,000	83,313
6.15%, 4/7/2036	22,000	25,194
6.30%, 10/9/2037	81,000	96,370
7.00%, 6/15/2040	126,000	158,875
Loews Corp.:
4.13%, 5/15/2043	193,000	181,038
6.00%, 2/1/2035	17,000	19,790
Manulife Financial Corp. 5.38%, 3/4/2046	185,000	208,822
Markel Corp.:
4.30%, 11/1/2047	100,000	92,628
5.00%, 4/5/2046	37,000	38,137
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	100,000	97,078
4.35%, 1/30/2047	32,000	31,795
5.88%, 8/1/2033	155,000	182,127
MetLife, Inc.:
4.05%, 3/1/2045	150,000	139,525
4.13%, 8/13/2042	60,000	56,564
4.60%, 5/13/2046	96,000	97,091
4.72%, 12/15/2044	44,000	45,173
4.88%, 11/13/2043	71,000	74,593
5.70%, 6/15/2035	411,000	468,137
5.88%, 2/6/2041	131,000	153,770
6.38%, 6/15/2034	283,000	341,805
6.40%, 12/15/2066	419,000	444,815
6.50%, 12/15/2032	197,000	243,984
10.75%, 8/1/2069	101,000	156,297
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	87,000	95,551
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	35,396
4.35%, 5/15/2043	50,000	48,548
4.63%, 9/15/2042	60,000	60,099
6.05%, 10/15/2036	96,000	113,188
Progressive Corp.:
4.13%, 4/15/2047	175,000	170,644
4.20%, 3/15/2048	200,000	197,476
4.35%, 4/25/2044	91,000	92,186
6.25%, 12/1/2032	99,000	120,938
6.63%, 3/1/2029	15,000	18,176
Prudential Financial, Inc.:
3.91%, 12/7/2047	239,000	215,686
3.94%, 12/7/2049	297,000	267,615
Security Description	Principal Amount	Value
Series B, 5.75%, 7/15/2033	$ 100,000	$ 114,520
Series MTN, 4.42%, 3/27/2048	100,000	98,719
Series MTN, 4.60%, 5/15/2044	223,000	225,284
Series MTN, 5.70%, 12/14/2036	87,000	99,682
Series MTN, 6.63%, 12/1/2037	45,000	56,588
Series MTN, 6.63%, 6/21/2040	30,000	37,606
Travelers Cos., Inc.:
3.75%, 5/15/2046	157,000	144,361
4.00%, 5/30/2047	184,000	177,163
4.60%, 8/1/2043	134,000	140,305
5.35%, 11/1/2040	50,000	57,733
6.75%, 6/20/2036	125,000	162,471
Series MTN, 6.25%, 6/15/2037	312,000	388,780
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	42,282
Unum Group 5.75%, 8/15/2042	295,000	313,676
Voya Financial, Inc. 5.70%, 7/15/2043	76,000	84,062
WR Berkley Corp. 4.75%, 8/1/2044	92,000	93,157
XLIT, Ltd.:
5.25%, 12/15/2043	10,000	10,967
5.50%, 3/31/2045	135,000	140,112
		13,238,689
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	175,000	162,118
4.20%, 12/6/2047	176,000	161,082
4.40%, 12/6/2057	275,000	253,399
4.50%, 11/28/2034	194,000	194,495
Amazon.com, Inc.:
3.88%, 8/22/2037	512,000	500,270
4.05%, 8/22/2047	658,000	641,609
4.25%, 8/22/2057	409,000	403,053
4.80%, 12/5/2034	431,000	471,609
4.95%, 12/5/2044	243,000	270,634
eBay, Inc. 4.00%, 7/15/2042	213,000	185,059
		3,243,328
IRON/STEEL — 0.7%
ArcelorMittal:
6.75%, 3/1/2041	130,000	146,533
7.00%, 10/15/2039	230,000	264,086
Nucor Corp.:
4.40%, 5/1/2048	250,000	246,695
5.20%, 8/1/2043	74,000	82,982
6.40%, 12/1/2037	73,000	91,539
Vale Overseas, Ltd.:
6.88%, 11/21/2036	718,000	805,574
6.88%, 11/10/2039 (a)	450,000	508,361
8.25%, 1/17/2034 (a)	74,000	92,307
		2,238,077

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 4.63%, 7/28/2045	$ 51,000	$ 49,483
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	105,000	107,384
Caterpillar, Inc.:
3.80%, 8/15/2042 (a)	242,000	231,214
4.30%, 5/15/2044	53,000	55,268
4.75%, 5/15/2064	129,000	134,603
5.20%, 5/27/2041	172,000	196,969
6.05%, 8/15/2036	150,000	185,904
		911,342
MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	46,000	51,020
Deere & Co.:
3.90%, 6/9/2042	273,000	268,594
5.38%, 10/16/2029	102,000	116,039
7.13%, 3/3/2031	51,000	66,082
Xylem, Inc. 4.38%, 11/1/2046	124,000	120,100
		621,835
MEDIA — 5.3%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	95,000	96,727
4.75%, 11/15/2046	101,000	104,489
4.95%, 10/15/2045	58,000	60,803
5.40%, 10/1/2043	156,000	171,470
6.15%, 3/1/2037	200,000	235,162
6.15%, 2/15/2041	212,000	252,960
6.20%, 12/15/2034	376,000	443,932
6.55%, 3/15/2033	94,000	113,601
6.65%, 11/15/2037	267,000	330,677
6.90%, 8/15/2039	134,000	170,819
7.75%, 12/1/2045	150,000	218,346
7.85%, 3/1/2039	132,000	182,803
8.15%, 10/17/2036	87,000	122,185
CBS Corp.:
4.60%, 1/15/2045 (a)	158,000	146,191
4.85%, 7/1/2042	25,000	23,981
4.90%, 8/15/2044	100,000	96,014
5.50%, 5/15/2033	35,000	36,359
5.90%, 10/15/2040	151,000	164,350
7.88%, 7/30/2030	212,000	263,342
Charter Communications Operating LLC/Charter Communications Operating Capital:
5.38%, 4/1/2038	105,000	99,376
5.38%, 5/1/2047	604,000	555,239
5.75%, 4/1/2048	108,000	104,514
6.38%, 10/23/2035	479,000	501,388
6.48%, 10/23/2045	644,000	679,330
Security Description	Principal Amount	Value
6.83%, 10/23/2055	$ 188,000	$ 201,733
Comcast Corp.:
3.20%, 7/15/2036	188,000	157,033
3.40%, 7/15/2046	295,000	239,422
3.90%, 3/1/2038	135,000	122,700
3.97%, 11/1/2047	613,000	539,636
4.00%, 8/15/2047 (a)	157,000	138,992
4.00%, 3/1/2048 (a)	266,000	235,437
4.00%, 11/1/2049	272,000	238,060
4.05%, 11/1/2052	255,000	221,309
4.20%, 8/15/2034	169,000	161,277
4.25%, 1/15/2033	189,000	184,458
4.40%, 8/15/2035	87,000	84,874
4.50%, 1/15/2043	218,000	206,032
4.60%, 8/15/2045	99,000	95,459
4.65%, 7/15/2042	359,000	347,831
4.75%, 3/1/2044	217,000	213,925
5.65%, 6/15/2035	221,000	244,833
6.40%, 5/15/2038	176,000	208,766
6.40%, 3/1/2040	35,000	41,520
6.45%, 3/15/2037	289,000	343,633
6.50%, 11/15/2035	253,000	300,594
6.55%, 7/1/2039	185,000	223,487
6.95%, 8/15/2037	62,000	77,620
7.05%, 3/15/2033	120,000	149,050
Discovery Communications LLC:
4.88%, 4/1/2043	165,000	152,894
4.95%, 5/15/2042	150,000	140,322
5.00%, 9/20/2037	233,000	225,129
5.20%, 9/20/2047	192,000	185,622
6.35%, 6/1/2040	177,000	193,311
Grupo Televisa SAB:
5.00%, 5/13/2045	157,000	138,476
6.13%, 1/31/2046	308,000	317,961
6.63%, 1/15/2040	86,000	93,875
8.50%, 3/11/2032	2,000	2,553
Historic TW, Inc. 6.63%, 5/15/2029	148,000	173,401
NBCUniversal Media LLC:
4.45%, 1/15/2043	363,000	342,755
5.95%, 4/1/2041	329,000	370,161
Thomson Reuters Corp.:
4.50%, 5/23/2043	150,000	139,257
5.65%, 11/23/2043	50,000	53,514
5.85%, 4/15/2040	215,000	236,223
Time Warner Cable LLC:
4.50%, 9/15/2042	301,000	248,999
5.50%, 9/1/2041	447,000	419,228
5.88%, 11/15/2040	230,000	226,318
6.55%, 5/1/2037	230,000	243,165
6.75%, 6/15/2039	437,000	471,921
7.30%, 7/1/2038	276,000	313,931
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	217,000	268,815
Viacom, Inc.:
4.38%, 3/15/2043	295,000	247,372
5.25%, 4/1/2044	51,000	48,267

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
5.85%, 9/1/2043	$ 172,000	$ 171,888
6.88%, 4/30/2036	289,000	315,365
Walt Disney Co.:
4.38%, 8/16/2041	230,000	232,272
Series B, 7.00%, 3/1/2032	123,000	159,219
Series E, 4.13%, 12/1/2041	147,000	143,046
Series GMTN, 4.13%, 6/1/2044 (a)	4,000	3,857
Series MTN, 3.00%, 7/30/2046	186,000	148,616
Warner Media LLC:
4.65%, 6/1/2044	25,000	22,095
4.85%, 7/15/2045	100,000	91,220
4.90%, 6/15/2042	201,000	186,526
5.38%, 10/15/2041	176,000	173,193
6.10%, 7/15/2040	185,000	198,322
6.20%, 3/15/2040	57,000	63,947
6.25%, 3/29/2041	15,000	16,351
6.50%, 11/15/2036	10,000	11,238
7.63%, 4/15/2031	174,000	220,912
7.70%, 5/1/2032	68,000	87,953
		17,651,229
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	68,000	65,711
4.38%, 6/15/2045	139,000	144,296
Valmont Industries, Inc.:
5.00%, 10/1/2044	100,000	94,889
5.25%, 10/1/2054	100,000	92,647
		397,543
MINING — 1.5%
Barrick Gold Corp. 6.45%, 10/15/2035	106,000	127,413
Barrick North America Finance LLC:
5.70%, 5/30/2041	206,000	224,841
5.75%, 5/1/2043	141,000	156,582
7.50%, 9/15/2038	237,000	299,431
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	100,000	111,712
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	183,000	182,621
5.00%, 9/30/2043	644,000	721,982
Goldcorp, Inc. 5.45%, 6/9/2044	101,000	104,650
Newmont Mining Corp.:
4.88%, 3/15/2042	201,000	201,010
5.88%, 4/1/2035	169,000	194,647
6.25%, 10/1/2039	316,000	368,412
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	118,000	138,482
6.13%, 12/15/2033	65,000	79,050
7.25%, 3/15/2031	51,000	64,877
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	63,000	62,037
Security Description	Principal Amount	Value
4.75%, 3/22/2042	$ 180,000	$ 193,081
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	149,000	168,398
7.13%, 7/15/2028	312,000	394,118
Southern Copper Corp.:
5.25%, 11/8/2042	203,000	200,830
5.88%, 4/23/2045	408,000	434,847
6.75%, 4/16/2040	136,000	157,597
7.50%, 7/27/2035	300,000	365,175
		4,951,793
MISCELLANEOUS MANUFACTURER — 1.8%
3M Co.:
Series MTN, 3.63%, 10/15/2047	150,000	142,134
Series MTN, 3.88%, 6/15/2044	99,000	97,581
Series MTN, 5.70%, 3/15/2037	183,000	224,536
Crane Co. 4.20%, 3/15/2048	250,000	237,545
Dover Corp. 5.38%, 3/1/2041	32,000	36,534
Eaton Corp.:
3.92%, 9/15/2047	252,000	234,743
4.00%, 11/2/2032	81,000	80,591
4.15%, 11/2/2042	164,000	158,659
General Electric Co.:
4.13%, 10/9/2042	421,000	390,688
4.50%, 3/11/2044 (a)	310,000	303,862
Series A, 6.75%, 3/15/2032	761,000	932,857
Series GMTN, 6.15%, 8/7/2037	554,000	647,576
Series GMTN, 6.88%, 1/10/2039	621,000	785,205
Series MTN, 5.88%, 1/14/2038	780,000	885,362
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	267,000	261,769
4.88%, 9/15/2041	37,000	41,551
Ingersoll-Rand Global Holding Co., Ltd.:
4.30%, 2/21/2048	150,000	143,986
5.75%, 6/15/2043	71,000	82,131
Parker-Hannifin Corp.:
4.10%, 3/1/2047	40,000	39,303
Series MTN, 4.20%, 11/21/2034	106,000	108,040
Series MTN, 4.45%, 11/21/2044	10,000	10,425
Series MTN, 6.25%, 5/15/2038	167,000	211,412
		6,056,490
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp. 6.75%, 12/15/2039	147,000	149,697
OIL & GAS — 5.8%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	17,000	20,980
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	214,000	199,198
6.20%, 3/15/2040	3,000	3,377
6.45%, 9/15/2036	226,000	261,204
6.60%, 3/15/2046	427,000	514,569

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
7.95%, 6/15/2039	$ 150,000	$ 197,470
Andeavor 4.50%, 4/1/2048	150,000	137,831
Apache Corp.:
4.25%, 1/15/2044	173,000	153,143
4.75%, 4/15/2043	279,000	264,849
5.10%, 9/1/2040	293,000	288,350
5.25%, 2/1/2042	121,000	121,152
6.00%, 1/15/2037	232,000	253,003
Apache Finance Canada Corp. 7.75%, 12/15/2029	50,000	60,789
BP Capital Markets PLC 3.72%, 11/28/2028 (a)	158,000	157,622
Burlington Resources Finance Co. 7.20%, 8/15/2031	68,000	86,657
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	30,000	33,310
6.25%, 3/15/2038	255,000	298,939
6.50%, 2/15/2037	213,000	253,133
7.20%, 1/15/2032	55,000	67,816
Series GMTN, 4.95%, 6/1/2047	123,000	128,070
Cenovus Energy, Inc.:
4.45%, 9/15/2042	160,000	137,813
5.20%, 9/15/2043	15,000	14,304
5.25%, 6/15/2037	328,000	323,788
5.40%, 6/15/2047 (a)	133,000	130,657
6.75%, 11/15/2039	254,000	279,611
Concho Resources, Inc.:
4.30%, 8/15/2028 (f)	75,000	75,295
4.85%, 8/15/2048 (f)	100,000	101,455
4.88%, 10/1/2047	361,000	364,404
Conoco Funding Co. 7.25%, 10/15/2031	372,000	476,990
ConocoPhillips 5.90%, 5/15/2038	150,000	178,604
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	250,000	299,982
ConocoPhillips Co.:
4.30%, 11/15/2044	140,000	142,145
5.90%, 10/15/2032	199,000	231,917
5.95%, 3/15/2046	41,000	51,137
6.50%, 2/1/2039	502,000	640,924
ConocoPhillips Holding Co. 6.95%, 4/15/2029	195,000	240,361
Continental Resources, Inc. 4.90%, 6/1/2044	145,000	142,969
Devon Energy Corp.:
4.75%, 5/15/2042	47,000	45,892
5.00%, 6/15/2045	257,000	261,115
5.60%, 7/15/2041	323,000	348,472
7.95%, 4/15/2032	65,000	84,127
Encana Corp.:
6.50%, 8/15/2034 (a)	385,000	446,150
6.50%, 2/1/2038	227,000	267,576
6.63%, 8/15/2037	103,000	122,655
EOG Resources, Inc. 3.90%, 4/1/2035	100,000	97,263
Security Description	Principal Amount	Value
Exxon Mobil Corp.:
3.57%, 3/6/2045	$ 209,000	$ 194,596
4.11%, 3/1/2046	258,000	261,741
Hess Corp.:
5.60%, 2/15/2041	290,000	293,294
5.80%, 4/1/2047	87,000	90,087
6.00%, 1/15/2040	261,000	270,038
7.13%, 3/15/2033	37,000	42,896
7.30%, 8/15/2031	110,000	127,185
7.88%, 10/1/2029	125,000	152,075
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	36,687
Kerr-McGee Corp. 7.88%, 9/15/2031	98,000	124,389
Marathon Oil Corp.:
5.20%, 6/1/2045 (a)	101,000	106,835
6.60%, 10/1/2037	5,000	5,932
6.80%, 3/15/2032 (a)	163,000	192,563
Marathon Petroleum Corp.:
4.75%, 9/15/2044	155,000	148,591
5.00%, 9/15/2054	131,000	120,824
6.50%, 3/1/2041	259,000	302,082
Noble Energy, Inc.:
4.95%, 8/15/2047	87,000	86,936
5.05%, 11/15/2044	237,000	236,870
5.25%, 11/15/2043	277,000	282,814
6.00%, 3/1/2041	198,000	217,788
Occidental Petroleum Corp.:
4.10%, 2/15/2047	148,000	145,093
4.20%, 3/15/2048	200,000	199,148
4.40%, 4/15/2046	139,000	141,506
4.63%, 6/15/2045	145,000	151,060
Petro-Canada:
5.35%, 7/15/2033	51,000	56,116
5.95%, 5/15/2035	226,000	260,890
6.80%, 5/15/2038	210,000	268,288
Phillips 66:
4.65%, 11/15/2034	238,000	240,009
4.88%, 11/15/2044	317,000	327,857
5.88%, 5/1/2042	226,000	262,018
Shell International Finance B.V.:
3.63%, 8/21/2042	94,000	86,226
3.75%, 9/12/2046	168,000	156,660
4.00%, 5/10/2046	402,000	389,245
4.13%, 5/11/2035	465,000	471,747
4.38%, 5/11/2045	694,000	708,102
4.55%, 8/12/2043	183,000	192,329
5.50%, 3/25/2040	418,000	491,137
6.38%, 12/15/2038	410,000	529,700
Suncor Energy, Inc.:
4.00%, 11/15/2047	140,000	131,761
5.95%, 12/1/2034	200,000	233,706
6.50%, 6/15/2038	52,000	64,427
6.85%, 6/1/2039	314,000	403,449
Valero Energy Corp.:
4.90%, 3/15/2045	160,000	162,101
6.63%, 6/15/2037	257,000	308,739

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
7.50%, 4/15/2032	$ 144,000	$ 184,470
10.50%, 3/15/2039	51,000	82,737
XTO Energy, Inc. 6.75%, 8/1/2037	162,000	213,741
		19,163,553
OIL & GAS SERVICES — 0.7%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	248,000	264,690
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	362,000	325,065
Halliburton Co.:
4.50%, 11/15/2041	56,000	55,577
4.85%, 11/15/2035	382,000	395,733
5.00%, 11/15/2045	405,000	431,151
6.70%, 9/15/2038	221,000	268,446
7.45%, 9/15/2039	133,000	174,947
National Oilwell Varco, Inc. 3.95%, 12/1/2042	321,000	271,560
		2,187,169
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	89,000	100,018
WestRock MWV LLC 7.95%, 2/15/2031	176,000	229,612
		329,630
PHARMACEUTICALS — 5.9%
AbbVie, Inc.:
4.30%, 5/14/2036	457,000	436,951
4.40%, 11/6/2042	314,000	298,168
4.45%, 5/14/2046	260,000	248,518
4.50%, 5/14/2035	403,000	394,029
4.70%, 5/14/2045	718,000	711,825
Allergan Finance LLC 4.63%, 10/1/2042	195,000	180,219
Allergan Funding SCS:
4.55%, 3/15/2035	223,000	211,714
4.75%, 3/15/2045	418,000	399,006
4.85%, 6/15/2044	324,000	312,884
AmerisourceBergen Corp.:
4.25%, 3/1/2045	118,000	103,482
4.30%, 12/15/2047	114,000	100,639
AstraZeneca PLC:
4.00%, 9/18/2042	346,000	325,192
4.38%, 11/16/2045	272,000	269,345
6.45%, 9/15/2037	519,000	642,673
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	150,000	132,503
4.50%, 3/1/2044 (a)	300,000	320,193
Cardinal Health, Inc.:
4.37%, 6/15/2047	287,000	252,517
4.60%, 3/15/2043	139,000	129,661
4.90%, 9/15/2045	66,000	63,010
CVS Health Corp.:
4.78%, 3/25/2038	484,000	477,916
Security Description	Principal Amount	Value
4.88%, 7/20/2035	$ 161,000	$ 161,488
5.05%, 3/25/2048	2,187,000	2,222,495
5.13%, 7/20/2045	624,000	636,917
5.30%, 12/5/2043	321,000	335,788
6.13%, 9/15/2039	38,000	45,051
Eli Lilly & Co.:
3.70%, 3/1/2045	62,000	58,654
3.95%, 5/15/2047	198,000	195,907
5.55%, 3/15/2037	160,000	192,416
Express Scripts Holding Co.:
4.80%, 7/15/2046 (a)	216,000	205,699
6.13%, 11/15/2041	193,000	217,299
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	226,000	258,130
6.38%, 5/15/2038	530,000	680,255
Johnson & Johnson:
3.40%, 1/15/2038	184,000	173,874
3.50%, 1/15/2048	116,000	108,121
3.55%, 3/1/2036	370,000	358,486
3.63%, 3/3/2037	211,000	206,371
3.70%, 3/1/2046	126,000	121,949
3.75%, 3/3/2047	98,000	95,433
4.38%, 12/5/2033	72,000	77,430
4.50%, 9/1/2040	201,000	217,796
4.50%, 12/5/2043	30,000	32,507
4.85%, 5/15/2041	27,000	30,542
4.95%, 5/15/2033	236,000	266,583
5.85%, 7/15/2038	169,000	214,892
5.95%, 8/15/2037	313,000	399,814
6.95%, 9/1/2029	73,000	95,847
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	134,000	139,352
5.90%, 11/1/2039	100,000	119,721
Merck & Co., Inc.:
3.60%, 9/15/2042	300,000	283,155
3.70%, 2/10/2045	618,000	587,805
4.15%, 5/18/2043	318,000	325,963
Mylan NV 5.25%, 6/15/2046	197,000	191,382
Mylan, Inc.:
5.20%, 4/15/2048 (b)	100,000	96,639
5.40%, 11/29/2043	142,000	140,873
Novartis Capital Corp.:
3.70%, 9/21/2042	96,000	92,319
4.00%, 11/20/2045 (a)	178,000	178,879
4.40%, 5/6/2044	374,000	398,650
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	276,000	259,567
Pfizer, Inc.:
4.00%, 12/15/2036	138,000	138,603
4.13%, 12/15/2046 (a)	457,000	460,693
4.30%, 6/15/2043	319,000	326,005
4.40%, 5/15/2044	94,000	97,928
7.20%, 3/15/2039	787,000	1,090,396
Pharmacia LLC 6.60%, 12/1/2028	40,000	49,363
Wyeth LLC:

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
6.00%, 2/15/2036	$ 371,000	$ 456,156
6.50%, 2/1/2034	109,000	138,392
Zoetis, Inc.:
3.95%, 9/12/2047	116,000	107,680
4.70%, 2/1/2043	205,000	211,722
		19,511,432
PIPELINES — 5.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.20%, 12/1/2047	171,000	165,920
Buckeye Partners L.P.:
5.60%, 10/15/2044	87,000	77,998
5.85%, 11/15/2043	156,000	145,676
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	73,000	81,375
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	51,000	64,037
Enable Midstream Partners L.P. 5.00%, 5/15/2044	178,000	157,469
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	231,000	241,642
7.38%, 10/15/2045	150,000	192,016
Series B, 7.50%, 4/15/2038	51,000	62,875
Enbridge, Inc.:
4.50%, 6/10/2044	51,000	47,518
5.50%, 12/1/2046	196,000	210,143
Energy Transfer L.P. 6.05%, 6/1/2041	245,000	243,589
Energy Transfer Partners L.P.:
4.90%, 3/15/2035	150,000	134,795
5.15%, 3/15/2045	176,000	155,947
5.30%, 4/15/2047	191,000	173,902
6.13%, 12/15/2045	185,000	184,205
6.50%, 2/1/2042	162,000	168,542
6.63%, 10/15/2036	69,000	73,087
7.50%, 7/1/2038	288,000	333,746
Series 20Y, 5.80%, 6/15/2038	100,000	99,177
Series 30Y, 6.00%, 6/15/2048	150,000	150,470
EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	269,000	219,873
5.45%, 6/1/2047	154,000	131,932
5.60%, 4/1/2044	25,000	21,933
Enterprise Products Operating LLC:
4.25%, 2/15/2048	125,000	116,194
4.45%, 2/15/2043	238,000	225,850
4.85%, 8/15/2042	380,000	380,304
4.85%, 3/15/2044	95,000	94,610
4.90%, 5/15/2046	114,000	114,722
4.95%, 10/15/2054	145,000	141,901
5.10%, 2/15/2045	272,000	280,467
5.70%, 2/15/2042	187,000	207,091
5.95%, 2/1/2041	111,000	125,824
6.13%, 10/15/2039	203,000	232,737
6.45%, 9/1/2040	205,000	244,823
Series D, 6.88%, 3/1/2033	32,000	39,264
Series H, 6.65%, 10/15/2034	51,000	61,763
EQT Midstream Partners L.P.:
Security Description	Principal Amount	Value
Series 10Y, 5.50%, 7/15/2028	$ 55,000	$ 55,148
Series 30Y, 6.50%, 7/15/2048	100,000	100,832
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	126,000	112,693
5.00%, 8/15/2042	275,000	255,027
5.00%, 3/1/2043	187,000	172,829
5.40%, 9/1/2044	164,000	159,457
5.50%, 3/1/2044	219,000	216,744
5.63%, 9/1/2041	201,000	199,625
6.38%, 3/1/2041	51,000	54,568
6.50%, 2/1/2037	201,000	219,010
6.50%, 9/1/2039	20,000	21,852
6.55%, 9/15/2040	180,000	196,213
7.30%, 8/15/2033	138,000	161,595
7.40%, 3/15/2031	159,000	185,731
7.50%, 11/15/2040	101,000	120,159
Series MTN, 6.95%, 1/15/2038	400,000	456,256
Kinder Morgan, Inc.:
5.05%, 2/15/2046	196,000	185,316
5.20%, 3/1/2048	200,000	193,684
5.55%, 6/1/2045	308,000	310,375
Series GMTN, 7.75%, 1/15/2032	111,000	134,775
Series GMTN, 7.80%, 8/1/2031	60,000	72,817
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	51,000	45,817
4.20%, 10/3/2047	87,000	79,800
4.25%, 9/15/2046	57,000	54,388
5.15%, 10/15/2043	100,000	104,807
MPLX L.P.:
4.50%, 4/15/2038	182,000	168,416
4.70%, 4/15/2048	572,000	531,039
4.90%, 4/15/2058	75,000	67,007
5.20%, 3/1/2047	196,000	193,027
ONEOK Partners L.P.:
6.13%, 2/1/2041	101,000	111,298
6.20%, 9/15/2043	169,000	189,119
6.65%, 10/1/2036	73,000	85,805
6.85%, 10/15/2037	100,000	118,537
ONEOK, Inc.:
4.55%, 7/15/2028 (f)	250,000	252,497
4.95%, 7/13/2047	87,000	85,268
5.20%, 7/15/2048 (f)	100,000	101,904
6.00%, 6/15/2035	52,000	56,735
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	66,000	61,653
4.90%, 10/1/2046	37,000	35,753
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	20,000	16,733
4.70%, 6/15/2044	56,000	49,283
4.90%, 2/15/2045	200,000	182,340
5.15%, 6/1/2042	116,000	107,293
6.65%, 1/15/2037	131,000	142,604
Spectra Energy Partners L.P. 5.95%, 9/25/2043	113,000	124,208
Sunoco Logistics Partners Operations L.P.:

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.95%, 1/15/2043	$ 37,000	$ 32,048
5.30%, 4/1/2044	181,000	163,441
5.35%, 5/15/2045	196,000	178,411
5.40%, 10/1/2047	178,000	164,114
6.85%, 2/15/2040	81,000	87,611
Tennessee Gas Pipeline Co. LLC:
7.00%, 10/15/2028	10,000	11,684
7.63%, 4/1/2037	87,000	105,131
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	201,000	245,974
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	223,000	222,246
5.00%, 10/16/2043	118,000	121,114
5.60%, 3/31/2034	87,000	94,617
5.85%, 3/15/2036	63,000	70,236
6.10%, 6/1/2040	87,000	99,282
6.20%, 10/15/2037	467,000	535,224
7.25%, 8/15/2038	136,000	173,941
7.63%, 1/15/2039	356,000	470,532
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	14,340
4.60%, 3/15/2048 (b)	166,000	161,543
5.40%, 8/15/2041	50,000	53,532
Western Gas Partners L.P.:
5.30%, 3/1/2048	105,000	97,776
5.45%, 4/1/2044	117,000	110,712
Williams Partners L.P.:
4.85%, 3/1/2048	47,000	45,026
4.90%, 1/15/2045	280,000	268,559
5.10%, 9/15/2045	190,000	187,646
5.40%, 3/4/2044	20,000	20,555
5.80%, 11/15/2043	130,000	139,149
6.30%, 4/15/2040	307,000	343,604
		16,571,502
REAL ESTATE — 0.0% (e)
Prologis L.P.:
3.88%, 9/15/2028	65,000	65,348
4.38%, 9/15/2048	50,000	50,964
		116,312
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	20,000	19,876
4.70%, 7/1/2030	85,000	85,915
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	119,000	110,645
Series MTN, 4.15%, 7/1/2047	52,000	50,314
Series MTN, 4.35%, 4/15/2048	150,000	149,274
Crown Castle International Corp. 4.75%, 5/15/2047	50,000	47,333
Digital Realty Trust L.P. 4.45%, 7/15/2028	100,000	100,579
ERP Operating L.P.:
4.00%, 8/1/2047	37,000	34,553
Security Description	Principal Amount	Value
4.50%, 7/1/2044	$ 133,000	$ 135,121
4.50%, 6/1/2045	37,000	37,455
Essex Portfolio L.P. 4.50%, 3/15/2048	100,000	97,282
Federal Realty Investment Trust 4.50%, 12/1/2044	126,000	127,705
HCP, Inc. 6.75%, 2/1/2041	30,000	37,391
Hospitality Properties Trust 4.38%, 2/15/2030	105,000	97,189
Kilroy Realty L.P. 4.25%, 8/15/2029	98,000	96,309
Kimco Realty Corp.:
4.13%, 12/1/2046	37,000	32,594
4.25%, 4/1/2045	25,000	22,451
4.45%, 9/1/2047	187,000	171,184
Realty Income Corp. 4.65%, 3/15/2047	152,000	153,889
Regency Centers L.P. 4.40%, 2/1/2047	52,000	49,526
Simon Property Group L.P.:
4.25%, 10/1/2044 (a)	48,000	46,776
4.25%, 11/30/2046	174,000	169,499
4.75%, 3/15/2042	15,000	15,615
6.75%, 2/1/2040	242,000	311,369
Ventas Realty L.P.:
4.38%, 2/1/2045	41,000	37,706
5.70%, 9/30/2043	51,000	56,371
Welltower, Inc. 6.50%, 3/15/2041	129,000	157,479
Weyerhaeuser Co. 7.38%, 3/15/2032	255,000	324,120
		2,775,520
RETAIL — 3.3%
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	199,000	152,183
Darden Restaurants, Inc. 4.55%, 2/15/2048	57,000	52,815
Home Depot, Inc.:
3.50%, 9/15/2056	260,000	222,383
3.90%, 6/15/2047	100,000	95,831
4.20%, 4/1/2043	310,000	310,843
4.25%, 4/1/2046	320,000	323,117
4.40%, 3/15/2045	254,000	261,249
4.88%, 2/15/2044	55,000	60,345
5.40%, 9/15/2040	149,000	173,235
5.88%, 12/16/2036	797,000	968,028
5.95%, 4/1/2041	205,000	253,700
Kohl's Corp. 5.55%, 7/17/2045	155,000	150,541
Lowe's Cos., Inc.:
3.70%, 4/15/2046	251,000	225,192
4.05%, 5/3/2047	526,000	498,695
4.25%, 9/15/2044	136,000	133,137
5.50%, 10/15/2035	224,000	254,764
Macy's Retail Holdings, Inc.:
4.50%, 12/15/2034	250,000	213,943

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
6.90%, 4/1/2029	$ 123,000	$ 132,288
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	113,000	98,609
Series MTN, 4.45%, 3/1/2047	185,000	183,213
Series MTN, 4.60%, 5/26/2045	223,000	224,182
Series MTN, 4.70%, 12/9/2035	210,000	220,030
Series MTN, 4.88%, 7/15/2040	187,000	193,609
Series MTN, 4.88%, 12/9/2045	214,000	224,368
Series MTN, 5.70%, 2/1/2039	37,000	42,194
Series MTN, 6.30%, 10/15/2037	276,000	338,406
Series MTN, 6.30%, 3/1/2038	141,000	169,406
Nordstrom, Inc.:
5.00%, 1/15/2044	101,000	92,944
6.95%, 3/15/2028 (a)	27,000	30,036
QVC, Inc. 5.45%, 8/15/2034	124,000	114,778
Starbucks Corp.:
3.75%, 12/1/2047	170,000	147,531
4.30%, 6/15/2045	68,000	65,216
Target Corp.:
3.63%, 4/15/2046	170,000	150,975
3.90%, 11/15/2047	293,000	271,781
4.00%, 7/1/2042	303,000	288,523
6.50%, 10/15/2037	135,000	171,430
Walgreen Co. 4.40%, 9/15/2042	240,000	215,796
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	196,000	185,165
4.65%, 6/1/2046	35,000	32,292
4.80%, 11/18/2044	160,000	150,448
Walmart, Inc.:
3.95%, 6/28/2038	355,000	356,434
4.00%, 4/11/2043	669,000	666,371
4.05%, 6/29/2048	435,000	438,350
4.30%, 4/22/2044	593,000	619,549
4.88%, 7/8/2040	150,000	167,315
5.25%, 9/1/2035	300,000	348,672
5.63%, 4/1/2040	17,000	20,768
5.63%, 4/15/2041	25,000	30,481
6.20%, 4/15/2038	220,000	283,166
6.50%, 8/15/2037 (a)	10,000	13,243
7.55%, 2/15/2030	15,000	20,281
		11,057,851
SEMICONDUCTORS — 1.1%
Analog Devices, Inc. 5.30%, 12/15/2045 (a)	53,000	56,725
Applied Materials, Inc.:
4.35%, 4/1/2047	219,000	218,995
5.10%, 10/1/2035	249,000	276,938
5.85%, 6/15/2041	146,000	175,082
Intel Corp.:
3.73%, 12/8/2047	278,000	261,587
4.00%, 12/15/2032	303,000	310,536
4.10%, 5/19/2046	340,000	340,768
4.10%, 5/11/2047	208,000	207,644
4.80%, 10/1/2041	243,000	269,625
QUALCOMM, Inc.:
Security Description	Principal Amount	Value
4.30%, 5/20/2047	$ 275,000	$ 256,432
4.65%, 5/20/2035	342,000	345,971
4.80%, 5/20/2045	385,000	385,158
Texas Instruments, Inc. 4.15%, 5/15/2048	350,000	355,271
		3,460,732
SOFTWARE — 3.4%
Activision Blizzard, Inc. 4.50%, 6/15/2047	97,000	93,602
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	125,000	115,660
Series 30Y, 4.75%, 5/15/2048	200,000	192,954
Microsoft Corp.:
3.45%, 8/8/2036	177,000	169,899
3.50%, 2/12/2035	150,000	145,623
3.50%, 11/15/2042	558,000	524,453
3.70%, 8/8/2046	478,000	463,760
3.75%, 5/1/2043	250,000	244,105
3.75%, 2/12/2045	362,000	354,460
3.95%, 8/8/2056	152,000	149,313
4.00%, 2/12/2055	519,000	517,703
4.10%, 2/6/2037	132,000	137,189
4.20%, 11/3/2035	206,000	217,171
4.45%, 11/3/2045	563,000	610,292
4.50%, 10/1/2040	160,000	174,387
4.50%, 2/6/2057	411,000	445,734
4.75%, 11/3/2055	385,000	437,002
4.88%, 12/15/2043	248,000	282,648
5.20%, 6/1/2039	527,000	620,189
5.30%, 2/8/2041	320,000	382,374
Series 30Y, 4.25%, 2/6/2047	623,000	659,763
Oracle Corp.:
3.25%, 5/15/2030	230,000	217,575
3.80%, 11/15/2037	200,000	189,150
3.85%, 7/15/2036	241,000	230,948
3.90%, 5/15/2035	222,000	215,347
4.00%, 7/15/2046	548,000	517,509
4.00%, 11/15/2047	291,000	274,547
4.13%, 5/15/2045	189,000	182,351
4.30%, 7/8/2034	290,000	295,501
4.38%, 5/15/2055	609,000	596,784
4.50%, 7/8/2044	256,000	261,105
5.38%, 7/15/2040	413,000	469,085
6.13%, 7/8/2039	200,000	246,632
6.50%, 4/15/2038	458,000	584,376
		11,219,191
TELECOMMUNICATIONS — 8.4%
America Movil SAB de CV:
4.38%, 7/16/2042	418,000	407,713
6.13%, 3/30/2040	311,000	364,100
6.38%, 3/1/2035	107,000	126,844
AT&T, Inc.:
4.30%, 2/15/2030 (b)	835,000	789,200
4.30%, 12/15/2042	524,000	447,323

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.35%, 6/15/2045	$ 697,000	$ 590,986
4.50%, 5/15/2035	476,000	439,814
4.50%, 3/9/2048	867,000	746,045
4.55%, 3/9/2049	764,000	659,936
4.75%, 5/15/2046	577,000	514,765
4.80%, 6/15/2044	430,000	389,378
5.15%, 3/15/2042	302,000	285,719
5.15%, 11/15/2046 (b)	467,000	440,727
5.15%, 2/15/2050 (b)	5,000	4,659
5.25%, 3/1/2037	721,000	710,711
5.35%, 9/1/2040	432,000	419,718
5.45%, 3/1/2047	402,000	393,952
5.55%, 8/15/2041	387,000	386,799
5.65%, 2/15/2047 (a)	391,000	394,769
5.70%, 3/1/2057	373,000	370,568
6.15%, 9/15/2034	269,000	296,903
6.30%, 1/15/2038	97,000	106,212
6.35%, 3/15/2040	167,000	182,130
6.38%, 3/1/2041	155,000	169,511
6.50%, 9/1/2037	185,000	212,656
Bell Canada, Inc. 4.46%, 4/1/2048	100,000	97,083
British Telecommunications PLC 9.63%, 12/15/2030	526,000	749,860
Cisco Systems, Inc.:
5.50%, 1/15/2040	421,000	500,203
5.90%, 2/15/2039	329,000	407,075
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	604,000	802,505
9.25%, 6/1/2032	86,000	124,051
Juniper Networks, Inc. 5.95%, 3/15/2041	76,000	77,756
Koninklijke KPN NV 8.38%, 10/1/2030	136,000	178,133
Motorola Solutions, Inc. 5.50%, 9/1/2044	325,000	303,618
Orange SA:
5.38%, 1/13/2042	178,000	193,360
5.50%, 2/6/2044	240,000	266,249
9.00%, 3/1/2031	470,000	645,174
Rogers Communications, Inc.:
4.30%, 2/15/2048	201,000	192,015
4.50%, 3/15/2043	123,000	122,781
5.00%, 3/15/2044	202,000	210,005
5.45%, 10/1/2043	111,000	121,688
7.50%, 8/15/2038	60,000	81,346
Telefonica Emisiones SAU:
4.67%, 3/6/2038	100,000	94,436
4.90%, 3/6/2048	155,000	143,916
5.21%, 3/8/2047	325,000	313,017
7.05%, 6/20/2036	330,000	398,584
Telefonica Europe B.V. 8.25%, 9/15/2030	711,000	923,795
TELUS Corp. 4.60%, 11/16/2048	150,000	147,158
Verizon Communications, Inc.:
3.85%, 11/1/2042	554,000	464,701
Security Description	Principal Amount	Value
4.13%, 8/15/2046	$ 429,000	$ 367,765
4.27%, 1/15/2036	707,000	652,335
4.40%, 11/1/2034	483,000	455,276
4.50%, 8/10/2033	207,000	200,434
4.52%, 9/15/2048	992,000	905,835
4.67%, 3/15/2055	829,000	735,257
4.75%, 11/1/2041	546,000	521,485
4.81%, 3/15/2039	388,000	375,840
4.86%, 8/21/2046	366,000	342,726
5.01%, 4/15/2049	574,000	558,938
5.01%, 8/21/2054	1,215,000	1,142,124
5.25%, 3/16/2037	545,000	560,151
5.50%, 3/16/2047	528,000	554,099
5.85%, 9/15/2035	150,000	163,230
6.40%, 2/15/2038	150,000	173,728
6.55%, 9/15/2043	858,000	1,019,064
Vodafone Group PLC:
4.38%, 2/19/2043	212,000	190,268
5.00%, 5/30/2038	115,000	113,603
5.25%, 5/30/2048	500,000	497,825
6.15%, 2/27/2037	512,000	565,770
6.25%, 11/30/2032	221,000	251,239
7.88%, 2/15/2030	139,000	173,892
		27,930,531
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	51,000	48,586
6.35%, 3/15/2040	177,000	194,277
		242,863
TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	130,000	122,736
4.05%, 6/15/2048	105,000	101,471
4.13%, 6/15/2047	15,000	14,708
4.15%, 4/1/2045	298,000	290,592
4.38%, 9/1/2042	188,000	190,076
4.40%, 3/15/2042	201,000	204,306
4.45%, 3/15/2043	118,000	120,486
4.55%, 9/1/2044	273,000	283,347
4.70%, 9/1/2045	89,000	94,040
4.90%, 4/1/2044	173,000	187,506
5.05%, 3/1/2041	143,000	158,091
5.15%, 9/1/2043	114,000	126,928
5.75%, 5/1/2040	15,000	17,906
6.15%, 5/1/2037	220,000	272,243
6.20%, 8/15/2036	232,000	285,875
Canadian National Railway Co.:
3.20%, 8/2/2046	130,000	112,384
3.65%, 2/3/2048	100,000	93,274
6.20%, 6/1/2036	57,000	71,250
6.25%, 8/1/2034	201,000	253,933
6.38%, 11/15/2037	10,000	12,859
6.90%, 7/15/2028	124,000	154,846
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	78,000	83,474

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
4.80%, 8/1/2045	$ 95,000	$ 102,383
5.75%, 3/15/2033	30,000	33,722
5.75%, 1/15/2042	61,000	71,970
5.95%, 5/15/2037	34,000	40,826
6.13%, 9/15/2115	98,000	117,622
CSX Corp.:
3.80%, 11/1/2046	121,000	107,388
4.10%, 3/15/2044	132,000	123,469
4.25%, 11/1/2066	238,000	206,153
4.30%, 3/1/2048 (a)	150,000	142,984
4.40%, 3/1/2043	51,000	50,126
4.50%, 8/1/2054	112,000	106,682
4.65%, 3/1/2068	100,000	93,090
4.75%, 5/30/2042	2,000	2,040
5.50%, 4/15/2041	11,000	12,252
6.00%, 10/1/2036	279,000	329,240
6.15%, 5/1/2037	198,000	239,208
6.22%, 4/30/2040	75,000	90,700
FedEx Corp.:
3.88%, 8/1/2042	194,000	173,036
3.90%, 2/1/2035	260,000	242,887
4.10%, 4/15/2043	156,000	142,890
4.10%, 2/1/2045	95,000	86,591
4.40%, 1/15/2047	272,000	257,608
4.55%, 4/1/2046	250,000	241,855
4.75%, 11/15/2045	254,000	253,464
5.10%, 1/15/2044	110,000	115,136
Kansas City Southern:
4.70%, 5/1/2048	150,000	145,441
4.95%, 8/15/2045	150,000	150,147
Norfolk Southern Corp.:
3.94%, 11/1/2047	111,000	102,686
3.95%, 10/1/2042	37,000	34,528
4.05%, 8/15/2052	105,000	96,440
4.15%, 2/28/2048	100,000	95,821
4.45%, 6/15/2045	100,000	100,147
4.65%, 1/15/2046	130,000	133,428
4.84%, 10/1/2041	187,000	195,624
7.80%, 5/15/2027	51,000	65,009
Union Pacific Corp.:
3.35%, 8/15/2046	153,000	128,907
3.38%, 2/1/2035	100,000	89,524
3.60%, 9/15/2037	102,000	93,243
3.80%, 10/1/2051	174,000	153,294
3.88%, 2/1/2055	150,000	130,940
3.95%, 9/10/2028 (a)	90,000	90,507
4.00%, 4/15/2047 (a)	324,000	306,886
4.05%, 11/15/2045	169,000	160,330
4.05%, 3/1/2046	30,000	28,397
4.10%, 9/15/2067	52,000	45,629
4.15%, 1/15/2045	120,000	115,289
4.25%, 4/15/2043	10,000	9,772
4.38%, 9/10/2038	100,000	101,375
4.38%, 11/15/2065	164,000	151,985
4.50%, 9/10/2048	160,000	163,136
4.75%, 9/15/2041	165,000	173,550
4.80%, 9/10/2058	200,000	207,714
Security Description	Principal Amount	Value
4.82%, 2/1/2044	$ 37,000	$ 38,856
6.63%, 2/1/2029	25,000	29,987
United Parcel Service, Inc.:
3.40%, 11/15/2046	220,000	190,364
3.63%, 10/1/2042	102,000	93,517
3.75%, 11/15/2047	252,000	231,807
4.88%, 11/15/2040	56,000	61,579
6.20%, 1/15/2038	162,000	202,952
		10,754,464
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.55%, 11/7/2028	100,000	99,512
5.20%, 3/15/2044	116,000	119,576
		219,088
WATER — 0.2%
American Water Capital Corp.:
3.75%, 9/1/2047	101,000	93,150
4.00%, 12/1/2046	62,000	60,094
4.30%, 12/1/2042	228,000	230,223
4.30%, 9/1/2045	150,000	152,022
United Utilities PLC 6.88%, 8/15/2028	71,000	86,040
Veolia Environnement SA 6.75%, 6/1/2038	150,000	183,364
		804,893
TOTAL CORPORATE BONDS & NOTES (Cost $344,479,562)		326,720,970

	Shares
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	106,469	106,469
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	581,483	581,483
TOTAL SHORT-TERM INVESTMENTS (Cost $687,952)		687,952
TOTAL INVESTMENTS — 99.0% (Cost $345,167,514)		327,408,922
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,416,979
NET ASSETS — 100.0%		$ 330,825,901

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 196,512	$—	$ 196,512
Aerospace & Defense	—	6,725,433	—	6,725,433
Agriculture	—	5,012,760	—	5,012,760
Airlines	—	694,815	—	694,815
Apparel	—	375,629	—	375,629
Auto Manufacturers	—	2,904,429	—	2,904,429
Auto Parts & Equipment	—	329,114	—	329,114
Banks	—	27,666,253	—	27,666,253
Beverages	—	10,573,605	—	10,573,605
Biotechnology	—	6,243,402	—	6,243,402
Building Materials	—	1,856,932	—	1,856,932
Chemicals	—	6,667,005	—	6,667,005
Commercial Services	—	4,078,683	—	4,078,683
Computers	—	6,133,515	—	6,133,515
Cosmetics/Personal Care	—	936,327	—	936,327
Distribution & Wholesale	—	310,324	—	310,324
Diversified Financial Services	—	4,392,450	—	4,392,450
Electric	—	36,947,035	—	36,947,035
Electrical Components & Equipment	—	115,532	—	115,532
Electronics	—	1,581,892	—	1,581,892
Environmental Control	—	583,248	—	583,248
Food	—	5,362,742	—	5,362,742
Forest Products & Paper	—	1,565,418	—	1,565,418
Gas	—	3,329,861	—	3,329,861
Hand & Machine Tools	—	118,655	—	118,655
Health Care Products	—	5,363,775	—	5,363,775
Health Care Services	—	9,672,880	—	9,672,880
Home Furnishings	—	114,512	—	114,512
Household Products & Wares	—	402,936	—	402,936
Housewares	—	611,059	—	611,059
Insurance	—	13,238,689	—	13,238,689

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet	$ —	$ 3,243,328	$—	$ 3,243,328
Iron/Steel	—	2,238,077	—	2,238,077
Leisure Time	—	49,483	—	49,483
Machinery, Construction & Mining	—	911,342	—	911,342
Machinery-Diversified	—	621,835	—	621,835
Media	—	17,651,229	—	17,651,229
Metal Fabricate & Hardware	—	397,543	—	397,543
Mining	—	4,951,793	—	4,951,793
Miscellaneous Manufacturer	—	6,056,490	—	6,056,490
Office & Business Equipment	—	149,697	—	149,697
Oil & Gas	—	19,163,553	—	19,163,553
Oil & Gas Services	—	2,187,169	—	2,187,169
Packaging & Containers	—	329,630	—	329,630
Pharmaceuticals	—	19,511,432	—	19,511,432
Pipelines	—	16,571,502	—	16,571,502
Real Estate	—	116,312	—	116,312
Real Estate Investment Trusts	—	2,775,520	—	2,775,520
Retail	—	11,057,851	—	11,057,851
Semiconductors	—	3,460,732	—	3,460,732
Software	—	11,219,191	—	11,219,191
Telecommunications	—	27,930,531	—	27,930,531
Toys/Games/Hobbies	—	242,863	—	242,863
Transportation	—	10,754,464	—	10,754,464
Trucking & Leasing	—	219,088	—	219,088
Water	—	804,893	—	804,893
Short-Term Investments	687,952	—	—	687,952
TOTAL INVESTMENTS	$687,952	$326,720,970	$—	$327,408,922

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,058	$280,058	$34,310,730	$34,484,319	$—	$—	106,469	$106,469	$ 9,133	$—
State Street Navigator Securities Lending Government Money Market Portfolio	627,463	627,463	9,906,008	9,951,988	—	—	581,483	581,483	5,106	—
Total		$907,521	$44,216,738	$44,436,307	$—	$—		$687,952	$14,239	$—
314	ARSPLB

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 6, 2018